2019 QUARTERLY REPORT
Russell Investment Company
July 31, 2019
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund (formerly, U.S. Core Equity Fund) A, C, E, S, Y
Sustainable Equity Fund (formerly, U.S. Defensive Equity Fund) A, C, E, S, Y
U.S. Dynamic Equity Fund A, C, E, S, Y
U.S. Strategic Equity Fund A, C, E, M, S
U.S. Small Cap Equity Fund A, C, E, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, E, M, S, Y
Global Equity Fund A, C, E, M, S, Y
Emerging Markets Fund A, C, E, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, E, M, S
Tax-Managed International Equity Fund A, C, E, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund (formerly, Global Opportunistic Credit Fund) A, C, E, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, E, M, R6, S, Y
Investment Grade Bond Fund A, C, E, M, R6, S, Y
Short Duration Bond Fund A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, E, M, S
Tax-Exempt Bond Fund A, C, E, M, S
Alternative Funds
Commodity Strategies Fund A, C, E, M, S, Y
Global Infrastructure Fund A, C, E, M, S, Y
Global Real Estate Securities Fund A, C, E, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Strategic Call Overwriting Fund S
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 27 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Dynamic Equity Fund 12
U.S. Strategic Equity Fund 18
U.S. Small Cap Equity Fund 23
International Developed Markets Fund 35
Global Equity Fund 47
Emerging Markets Fund 57
Tax-Managed U.S. Large Cap Fund 70
Tax-Managed U.S. Mid & Small Cap Fund 75
Tax-Managed International Equity Fund 84
Tax-Managed Real Assets Fund 98
Opportunistic Credit Fund 105
Unconstrained Total Return Fund 139
Strategic Bond Fund 173
Investment Grade Bond Fund 217
Short Duration Bond Fund 237
Tax-Exempt High Yield Bond Fund 254
Tax-Exempt Bond Fund 280
Commodity Strategies Fund 313
Global Infrastructure Fund 329
Global Real Estate Securities Fund 338
Multi-Strategy Income Fund 345
Multi-Asset Growth Strategy Fund 395
Strategic Call Overwriting Fund 444
Multifactor U.S. Equity Fund 450
Multifactor International Equity Fund 456
Notes to Schedules of Investments 470
Notes to Quarterly Report 472
Russell Investment Company
Quarterly Report
July 31, 2019 (Unaudited)
Table of Contents

Russell Investment Company.
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.2%
Consumer Discretionary - 10.7%
Amazon.com, Inc.(Æ) 1,266 2,363
Carnival Corp. 8,494 401
Comcast Corp. Class A 75,947 3,279
Costco Wholesale Corp. 2,722 750
Dollar Tree, Inc.(Æ) 4,314 439
DR Horton, Inc. 29,588 1,359
eBay, Inc. 22,635 932
General Motors Co. 68,610 2,768
Home Depot, Inc. (The) 7,359 1,573
Kohl's Corp. 8,552 461
Lennar Corp. Class A 4,597 219
Lowe's Cos., Inc. 21,229 2,153
Macy's, Inc. 8,370 190
Marriott International, Inc. Class A 3,731 519
McDonald's Corp. 5,695 1,200
Mohawk Industries, Inc.(Æ) 12,186 1,519
Nike, Inc. Class B 11,502 990
Nordstrom, Inc. 6,148 204
Norwegian Cruise Line Holdings, Ltd.(Æ) 11,201 554
PulteGroup, Inc. 56,943 1,794
Starbucks Corp. 11,674 1,105
Target Corp. 39,040 3,372
Thomson Reuters Corp. 5,046 339
TJX Cos., Inc. 10,708 584
Toll Brothers, Inc. 7,511 270
Viacom, Inc. Class B 4,214 128
Walmart, Inc. 9,113 1,006
Walt Disney Co. (The) 10,081 1,442
Whirlpool Corp. 7,900 1,149
Yum China Holdings, Inc. 2,660 121
Yum! Brands, Inc. 3,405 383
33,566
Consumer Staples - 5.9%
Altria Group, Inc. 7,612 358
Archer-Daniels-Midland Co. 6,932 285
Coca-Cola Co. (The) 18,435 970
CVS Health Corp. 78,238 4,371
General Mills, Inc. 8,744 464
Ingredion, Inc. 16,317 1,261
Kellogg Co. 3,844 224
Kimberly-Clark Corp. 1,652 224
Kraft Heinz Foods Co. 4,240 136
Molson Coors Brewing Co. Class B 36,853 1,990
Mondelez International, Inc. Class A 15,635 836
PepsiCo, Inc. 7,012 896
Philip Morris International, Inc. 28,921 2,418
Procter & Gamble Co. (The) 11,790 1,392
Sysco Corp. 6,417 440
Tyson Foods, Inc. Class A 21,555 1,714
Walgreens Boots Alliance, Inc. 6,685 364
18,343
Energy - 10.2%
BP PLC - ADR 134,623 5,350
Canadian Natural Resources, Ltd. 101,297 2,561
Chevron Corp. 26,203 3,226
ConocoPhillips 35,294 2,085
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EOG Resources, Inc. 22,391 1,922
Exxon Mobil Corp. 24,570 1,827
Halliburton Co. 61,753 1,420
Magna International, Inc. Class A 29,630 1,494
Occidental Petroleum Corp. 4,878 251
Phillips 66 29,063 2,981
Royal Dutch Shell PLC Class B - ADR 30,297 1,923
Schlumberger, Ltd. 136,068 5,438
Valero Energy Corp. 15,681 1,337
31,815
Financial Services - 22.8%
AerCap Ireland Capital, Ltd. / AerCap Global
Aviation Trust(Æ) 27,682 1,509
Aflac, Inc. 11,229 591
AGNC Investment Corp.(Æ) 35,761 613
Allstate Corp. (The) 6,596 708
American Express Co. 14,031 1,745
American Tower Corp.(ö) 3,445 729
Ameriprise Financial, Inc. 1,689 246
Annaly Capital Management, Inc.(ö) 159,229 1,521
Banco Santander SA - ADR 255,824 1,085
Bank of America Corp. 185,988 5,707
BB&T Corp. 10,377 535
Berkshire Hathaway, Inc. Class B(Æ) 27,268 5,602
Blackstone Holdings Finance Co. LLC Class
A 18,837 904
Brookfield Property Partners, LP 10,806 209
Chubb, Ltd. 23,943 3,659
Citigroup, Inc. 72,081 5,129
Citizens Financial Group, Inc. 7,114 265
CME Group, Inc. Class A 2,657 517
Crown Castle International Corp.(ö) 3,321 443
Cullen/Frost Bankers, Inc. 3,277 311
E*Trade Financial Corp. 26,400 1,288
Equity Residential(ö) 6,267 494
Fidelity National Information Services, Inc. 2,294 306
Fifth Third Bancorp 13,719 407
Fiserv, Inc.(Æ) 4,270 450
Franklin Resources, Inc. 5,552 181
Hartford Financial Services Group, Inc. 7,104 409
HCP, Inc.(ö) 88,119 2,814
Huntington Bancshares, Inc. 19,429 277
Intercontinental Exchange, Inc. 5,340 469
Jack Henry & Associates, Inc. 2,277 318
JPMorgan Chase & Co. 55,861 6,481
KeyCorp 17,185 316
KKR & Co., Inc. Class A 37,364 999
M&T Bank Corp. 2,074 341
Marsh & McLennan Cos., Inc. 7,112 703
MasterCard, Inc. Class A 6,069 1,652
Merck & Co., Inc. 17,921 1,487
MetLife, Inc. 5,915 292
Navient Corp. 15,637 221
New York Community Bancorp, Inc. 14,275 165
Northern Trust Corp. 28,219 2,765
PayPal Holdings, Inc.(Æ) 6,009 663
PNC Financial Services Group, Inc. (The) 4,526 647
Prologis, Inc.(ö) 11,087 894
Prudential Financial, Inc. 1,120 113

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Public Storage(ö) 2,123 515
Regions Financial Corp. 23,511 375
Santander Consumer USA Holdings, Inc. 15,335 413
Signature Bank 2,000 255
Simon Property Group, Inc.(ö) 4,108 666
SLM Corp. 60,889 555
State Street Corp. 2,306 134
SunTrust Banks, Inc. 5,486 365
TFS Financial Corp. 23,515 422
Travelers Cos., Inc. (The) 3,616 530
Two Harbors Investment Corp.(ö) 44,596 600
US Bancorp 58,889 3,366
Visa, Inc. Class A 9,617 1,712
Voya Financial, Inc. 7,877 442
Wells Fargo & Co. 77,696 3,761
71,291
Health Care - 10.9%
Abbott Laboratories 12,555 1,094
AbbVie, Inc. 19,285 1,285
Acadia Pharmaceuticals, Inc.(Æ) 4,477 110
Alexion Pharmaceuticals, Inc.(Æ) 2,321 263
Allergan PLC 2,272 365
Amgen, Inc. 4,191 782
AstraZeneca PLC - ADR 21,062 914
Baxter International, Inc. 6,274 527
Becton Dickinson and Co. 2,329 589
Biogen, Inc.(Æ) 1,772 421
BioMarin Pharmaceutical, Inc.(Æ) 2,074 165
Bristol-Myers Squibb Co. 27,513 1,222
Celgene Corp.(Æ) 4,122 379
Cerner Corp. 5,835 418
Cigna Corp. 1,663 283
Eli Lilly & Co. 6,647 724
Gilead Sciences, Inc. 20,580 1,348
Horizon Therapeutics PLC Ltd. Co.(Æ) 39,602 986
IQVIA Holdings, Inc.(Æ) 3,823 609
Jazz Pharmaceuticals PLC(Æ) 6,234 869
Johnson & Johnson 39,845 5,188
Medtronic PLC 42,108 4,291
Mylan NV(Æ) 41,588 869
Pfizer, Inc. 87,744 3,408
Regeneron Pharmaceuticals, Inc.(Æ) 633 193
Seattle Genetics, Inc.(Æ) 3,204 243
Stryker Corp. 3,486 731
Thermo Fisher Scientific, Inc. 3,512 975
United Therapeutics Corp.(Æ) 1,458 116
UnitedHealth Group, Inc. 13,441 3,347
Vertex Pharmaceuticals, Inc.(Æ) 1,868 311
Zimmer Biomet Holdings, Inc. 8,142 1,100
34,125
Materials and Processing - 4.7%
Air Products & Chemicals, Inc. 2,817 643
Crown Holdings, Inc.(Æ) 31,454 2,013
Dow Chemical Co. (The) 10,192 494
DuPont de Nemours, Inc. 33,999 2,453
Eastman Chemical Co. 15,640 1,178
Ecolab, Inc. 1,636 330
Freeport-McMoRan, Inc. 63,920 707
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntsman Corp. 34,579 711
Linde PLC 18,124 3,468
LyondellBasell Industries NV Class A 5,066 424
Newmont Mining Corp. 48,494 1,771
PPG Industries, Inc. 4,042 474
Westrock Co. 3,700 133
14,799
Producer Durables - 8.9%
3M Co. 4,211 736
Accenture PLC Class A 4,210 811
American Airlines Group, Inc. 71,830 2,191
Ametek , Inc. 2,319 208
Automatic Data Processing, Inc. 4,052 675
Boeing Co. (The) 2,253 769
Carlisle Cos., Inc. 833 120
Cummins, Inc. 1,467 241
Danaher Corp. 5,108 718
Deere & Co. 2,201 365
Delta Air Lines, Inc. 8,250 504
Emerson Electric Co. 7,565 491
FedEx Corp. 2,053 350
Fluor Corp. 4,100 133
General Dynamics Corp. 10,001 1,860
General Electric Co. 327,022 3,416
Honeywell International, Inc. 5,283 911
Illinois Tool Works, Inc. 3,347 516
Johnson Controls International PLC(Æ) 48,447 2,056
Lockheed Martin Corp. 1,646 596
Northrop Grumman Corp. 1,779 615
Paychex, Inc. 4,455 370
Raytheon Co. 1,443 263
Southwest Airlines Co. 16,474 849
Stanley Black & Decker, Inc. 12,417 1,833
Union Pacific Corp. 5,546 998
United Continental Holdings, Inc.(Æ) 3,707 341
United Parcel Service, Inc. Class B 4,996 597
United Technologies Corp. 17,410 2,325
Wabtec Corp. 19,042 1,479
Waste Management, Inc. 4,795 561
27,898
Technology - 14.5%
Activision Blizzard, Inc. 2,619 128
Adobe, Inc.(Æ) 2,987 893
Alphabet, Inc. Class A(Æ) 1,490 1,815
Alphabet, Inc. Class C(Æ) 1,525 1,855
Amdocs, Ltd. 3,486 223
Amphenol Corp. Class A 4,519 422
Apple, Inc. 31,440 6,698
Applied Materials, Inc. 5,362 265
Avnet, Inc. 3,816 173
Broadcom, Inc. 1,552 450
Cisco Systems, Inc. 30,130 1,669
Cognizant Technology Solutions Corp. Class
A 8,210 535
Corning, Inc. 6,831 210
Corteva , Inc. Class W 59,308 1,750
Electronic Arts, Inc.(Æ) 1,809 167
Facebook, Inc. Class A(Æ) 20,977 4,074

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HP, Inc.(Æ) 13,776 290
Intel Corp. 38,687 1,956
Intuit, Inc. 2,273 630
IPG Photonics Corp.(Æ) 6,713 879
Lam Research Corp. 1,319 275
Marvell Technology Group, Ltd. 74,044 1,944
Micron Technology, Inc.(Æ) 30,865 1,386
Microsoft Corp. 44,768 6,101
Motorola Solutions, Inc. 2,500 415
NVIDIA Corp. 13,993 2,361
Oracle Corp. 54,236 3,053
QUALCOMM, Inc. 41,818 3,059
Salesforce.com, Inc.(Æ) 1,966 304
Synopsys, Inc.(Æ) 2,559 340
Texas Instruments, Inc. 6,936 867
45,187
Utilities - 7.6%
American Electric Power Co., Inc. 5,343 469
AT&T, Inc. 217,748 7,415
Dominion Energy, Inc. 42,481 3,156
Duke Energy Corp. 5,387 467
Edison International 5,767 430
Entergy Corp. 25,391 2,682
Exelon Corp. 53,514 2,411
International Business Machines Corp. 19,341 2,867
NextEra Energy, Inc. 2,485 515
PG&E Corp.(Æ) 3,334 60
Southern Co. (The) 14,405 810
Verizon Communications, Inc. 45,907 2,537
23,819
Total Common Stocks
(cost $227,196) 300,843
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 12,0 19 , 982
(∞)
12,025
Total Short-Term Investments
(cost $12,024) 12,025
Total Investments 100.0%
(identified cost $239,220) 312,868
Other Assets and Liabilities, Net
- (0.0%)
(73)
Net Assets - 100.0%
312,795

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 48 USD 7,158 09/19
5
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
5
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 33,566 $ — $ —
$ —
$ 33,566
Consumer Staples 18,343 — —
—
18,343
Energy 31,815 — —
—
31,815
Financial Services 71,291 — —
—
71,291
Health Care 34,125 — —
—
34,125
Materials and Processing 14,799 — —
—
14,799
Producer Durables 27,898 — —
—
27,898
Technology 45,187 — —
—
45,187
Utilities 23,819 — —
—
23,819
Short-Term Investments — — —
12,025
12,025
Total Investments 300,843 — — 12,025 312,868
Other Financial Instruments
Assets
Futures Contracts 5 — — — 5
Total Other Financial Instruments
*
$ 5 $ — $ — $ — $ 5
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.4%
Consumer Discretionary - 13.8%
Amazon.com, Inc.(Æ) 1,339 2,500
AutoZone, Inc.(Æ)(Ð) 1,761 1,978
Best Buy Co., Inc. 9,370 717
Cable One, Inc. 1,371 1,668
CarMax, Inc.(Æ) 17,369 1,524
CBS Corp. Class B 2,390 123
Cinemark Holdings, Inc. 5,426 217
Comcast Corp. Class A 14,794 639
Costco Wholesale Corp.(Ð)(Û) 14,454 3,984
Dollar General Corp. 55,245 7,404
Domino's Pizza, Inc.(Ð) 4,702 1,150
Estee Lauder Cos., Inc. (The) Class A 709 131
Graham Holdings Co. Class B 200 149
Hilton Worldwide Holdings, Inc. 2,110 204
Home Depot, Inc. (The) 2,718 581
Interpublic Group of Cos., Inc. (The) 7,522 172
John Wiley & Sons, Inc. Class A(Ð) 1,255 57
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 2,932 122
Liberty SiriusXM Group Class C(Æ) 2,922 122
Lowe's Cos., Inc. 62,851 6,373
Madison Square Garden Co. (The) Class
A(Æ)(Ð) 4,155 1,205
McDonald's Corp. 14,335 3,021
Netflix, Inc.(Æ) 515 166
Nike, Inc. Class B 12,306 1,059
NVR, Inc.(Æ) 534 1,786
Omnicom Group, Inc.(Ñ) 37,802 3,032
O'Reilly Automotive, Inc.(Æ) 7,441 2,833
Ross Stores, Inc. 71,225 7,551
Scientific Games Corp. Class A(Æ) 13,600 278
Sensata Technologies Holding PLC(Æ) 40,813 1,936
Sirius XM Holdings, Inc. 19,200 120
Starbucks Corp.(Û) 35,930 3,402
TJX Cos., Inc.(Û) 38,088 2,078
Walmart, Inc. 4,982 550
Walt Disney Co. (The) 5,572 797
Yum! Brands, Inc. 22,310 2,510
62,139
Consumer Staples - 11.9%
Archer-Daniels-Midland Co.(Ð) 49,250 2,023
Brown-Forman Corp. Class B - ADR 3,045 167
Church & Dwight Co., Inc. 2,571 194
Clorox Co. (The) 1,054 171
Coca-Cola Co. (The)(Ð) 232,671 12,244
Colgate-Palmolive Co. 65,621 4,708
ConAgra Foods, Inc. 74,051 2,138
Core-Mark Holding Co., Inc. 4,072 152
CVS Health Corp. 89,286 4,988
Hershey Co. (The) 803 122
Hormel Foods Corp. 4,834 198
JM Smucker Co. (The) 27,180 3,022
Kimberly-Clark Corp.(Û) 21,699 2,944
Kroger Co. (The) 218,773 4,629
Mondelez International, Inc. Class A 6,394 342
PepsiCo, Inc. 18,579 2,375
Philip Morris International, Inc. 2,881 241
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Procter & Gamble Co. (The) 36,223 4,276
Sysco Corp.(Ð)(Û) 36,304 2,490
Unilever NV 101,256 5,847
53,271
Energy - 2.6%
Cabot Oil & Gas Corp.(Ð) 30,600 586
ConocoPhillips 4,850 287
Occidental Petroleum Corp. 44,025 2,261
Peabody Energy Corp. 23,090 486
Phillips 66(Û) 5,250 538
Royal Dutch Shell PLC Class A - ADR 83,525 5,253
Valero Energy Corp.(Ð) 19,810 1,689
World Fuel Services Corp.(Ð) 12,600 492
11,592
Financial Services - 23.8%
Aflac, Inc. 115,507 6,079
Alleghany Corp.(Æ)(Û) 1,970 1,351
Allstate Corp. (The)(Û) 24,835 2,668
American Express Co. 1,800 224
American International Group, Inc.(Ð) 34,150 1,912
American Tower Corp.(ö) 34,166 7,230
Aon PLC 466 88
AvalonBay Communities, Inc.(ö) 411 86
Axis Capital Holdings, Ltd. 8,460 539
BancFirst Corp. 500 29
Bank of America Corp. 8,390 257
Bank of New York Mellon Corp. (The)(Ð) 39,045 1,832
BB&T Corp. 1,781 92
Berkshire Hathaway, Inc. Class B(Æ) 34,607 7,109
BlackRock, Inc. Class A 190 89
Brighthouse Financial, Inc.(Æ)(Ð) 7,200 282
Broadridge Financial Solutions, Inc. 816 104
Camden Property Trust(Ð)(ö) 8,150 845
Chubb, Ltd. 1,844 282
CME Group, Inc. Class A 1,438 280
Commerce Bancshares, Inc.(Ð) 21,792 1,325
Crown Castle International Corp.(ö) 1,134 151
Cullen/Frost Bankers, Inc.(Ð) 6,222 591
Discover Financial Services(Ð) 9,350 839
Douglas Emmett, Inc.(ö) 12,602 514
Equity Commonwealth(Ð)(ö)(Û) 38,910 1,307
Equity LifeStyle Properties, Inc. Class A(ö) 1,447 180
Essex Property Trust, Inc.(ö) 2,591 783
Everest Re Group, Ltd.(Ð) 5,180 1,278
Fidelity National Information Services, Inc. 2,094 279
First American Financial Corp.(Ð) 6,170 357
First Republic Bank 19,957 1,983
Fiserv, Inc.(Æ) 7,943 837
Global Payments, Inc. 16,622 2,791
Green Dot Corp. Class A(Æ)(Ð) 6,150 312
Hartford Financial Services Group, Inc. 1,700 98
Host Hotels & Resorts, Inc.(ö) 11,489 200
Intercontinental Exchange, Inc. 18,970 1,667
Jack Henry & Associates, Inc. 2,265 316
JPMorgan Chase & Co. 5,910 686
Liberty Property Trust(Ð)(ö) 15,480 810
LPL Financial Holdings, Inc. 12,760 1,070
M&T Bank Corp. 12,521 2,057

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Markel Corp.(Æ) 3,619 4,031
Marsh & McLennan Cos., Inc. 71,254 7,039
MasterCard, Inc. Class A(Û) 19,340 5,265
Merck & Co., Inc.(Û) 113,411 9,412
MetLife, Inc. 2,655 131
Moody's Corp. 10,632 2,279
Northern Trust Corp. 19,659 1,927
Old Republic International Corp. 9,373 214
PayPal Holdings, Inc.(Æ) 2,405 266
PNC Financial Services Group, Inc. (The) 2,271 325
Popular, Inc. 12,639 728
Progressive Corp. (The)(Û) 24,893 2,016
Prologis, Inc.(ö) 4,778 385
Public Storage(ö) 2,097 509
Raymond James Financial, Inc.(Ð) 5,740 463
Rayonier, Inc.(ö) 14,597 424
Reinsurance Group of America, Inc. Class A 5,020 783
Retail Properties of America, Inc. Class A(ö) 48,600 591
Simon Property Group, Inc.(ö) 2,489 404
State Street Corp. 97,834 5,682
Synchrony Financial 11,900 427
Travelers Cos., Inc. (The)(Ð) 13,843 2,029
US Bancorp 49,091 2,806
Visa, Inc. Class A 25,781 4,589
Wells Fargo & Co. 5,524 267
Western Union Co. (The) 10,359 218
Willis Towers Watson PLC(Æ)(Ð) 8,640 1,687
WR Berkley Corp. 2,557 177
106,883
Health Care - 13.6%
Abbott Laboratories 77,483 6,749
AbbVie, Inc. 2,240 149
Align Technology, Inc.(Æ) 4,277 894
Allergan PLC 4,895 786
Allscripts Healthcare Solutions, Inc.(Æ) 60,572 624
Amgen, Inc. 38,257 7,139
Anthem, Inc.(Æ)(Ð) 7,216 2,126
Biogen, Inc.(Æ) 9,340 2,221
Bristol-Myers Squibb Co.(Ð) 23,789 1,056
Cerner Corp.(Ð) 22,530 1,614
Eli Lilly & Co. 18,092 1,971
Gilead Sciences, Inc. 13,609 891
Halozyme Therapeutics, Inc.(Æ) 13,800 234
Humana, Inc. 5,787 1,717
Johnson & Johnson 76,559 9,971
Laboratory Corp. of America Holdings(Æ) 4,930 826
Magellan Health, Inc.(Æ) 6,500 457
Medtronic PLC 2,746 280
Molina Healthcare, Inc.(Æ)(Ð) 1,410 187
Pfizer, Inc. 13,186 512
Quest Diagnostics, Inc. 27,211 2,778
ResMed , Inc. 4,600 592
Stryker Corp. 700 147
Teleflex, Inc. 9,203 3,127
Thermo Fisher Scientific, Inc. 13,038 3,620
UnitedHealth Group, Inc. 36,086 8,986
Varian Medical Systems, Inc.(Æ)(Ð) 9,700 1,138
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 1,239 142
60,934
Materials and Processing - 3.9%
Armstrong World Industries, Inc. 5,610 548
Ashland Global Holdings, Inc.(Ð) 8,860 704
DuPont de Nemours, Inc.(Ð) 27,300 1,970
Eastman Chemical Co. 18,400 1,386
Ecolab, Inc.(Ð) 29,874 6,027
Lennox International, Inc.(Ð) 5,270 1,352
Linde PLC 5,075 971
NewMarket Corp.(Ð) 1,758 741
PPG Industries, Inc. 1,403 165
Silgan Holdings, Inc.(Ð) 26,592 799
Stepan Co. 3,600 357
Valmont Industries, Inc.(Ð)(Û) 5,590 769
Valvoline, Inc.(Ð) 40,487 818
WR Grace & Co.(Ð) 15,900 1,078
17,685
Producer Durables - 11.3%
3M Co. 17,113 2,990
Accenture PLC Class A 17,707 3,410
AGCO Corp. 20,760 1,599
Automatic Data Processing, Inc. 28,856 4,806
CH Robinson Worldwide, Inc. 7,040 589
Cummins, Inc. 5,570 913
Danaher Corp. 1,346 189
Eaton Corp. PLC 3,900 321
EMCOR Group, Inc. 11,994 1,012
Emerson Electric Co. 5,316 345
Expeditors International of Washington, Inc.
(Ð) 19,700 1,504
Fortive Corp. 23,066 1,754
Honeywell International, Inc. 44,441 7,665
Illinois Tool Works, Inc. 43,293 6,678
Korn & Ferry International(Ð) 6,300 247
Landstar System, Inc.(Ð) 12,910 1,436
ManpowerGroup , Inc. 11,013 1,006
MAXIMUS, Inc. 4,190 308
Mettler -Toledo International, Inc.(Æ) 2,457 1,859
National Instruments Corp. 8,371 350
Navistar International Corp.(Æ) 15,237 476
Paychex, Inc. 7,344 610
Quanta Services, Inc. 23,350 874
Raytheon Co. 2,321 423
Roper Technologies, Inc. 8,933 3,249
Schneider National, Inc. Class B 19,400 374
Spirit AeroSystems Holdings, Inc. Class A 5,600 430
Terex Corp. 11,730 357
TransDigm Group, Inc.(Æ) 4,722 2,292
United Technologies Corp. 1,354 181
WESCO International, Inc.(Æ) 9,860 500
WW Grainger, Inc. 7,660 2,229
50,976
Technology - 18.3%
Adobe, Inc.(Æ) 10,383 3,103
Alphabet, Inc. Class A(Æ) 1,225 1,492
Alphabet, Inc. Class C(Æ)(Û) 11,970 14,564

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amdocs, Ltd. 1,683 108
Amphenol Corp. Class A 6,147 574
Apple, Inc. 15,175 3,233
Arrow Electronics, Inc.(Æ)(Ð) 18,260 1,326
Aspen Technology, Inc.(Æ) 9,500 1,253
Autodesk, Inc.(Æ)(Ð) 1,760 275
Avnet, Inc. 26,420 1,200
Booking Holdings, Inc.(Æ) 676 1,275
Bottomline Technologies, Inc.(Æ) 7,554 318
Box, Inc. Class A(Æ)(Ð) 15,700 260
CDW Corp. 2,735 323
Cirrus Logic, Inc.(Æ) 26,980 1,323
Cisco Systems, Inc. 20,606 1,142
Citrix Systems, Inc. 18,936 1,784
CommVault Systems, Inc.(Æ)(Ð) 8,087 367
Cornerstone OnDemand , Inc.(Æ)(Ð) 19,640 1,163
Corning, Inc. 5,275 162
Dolby Laboratories, Inc. Class A 6,262 426
F5 Networks, Inc.(Æ) 9,070 1,331
Facebook, Inc. Class A(Æ) 14,871 2,888
FireEye, Inc.(Æ)(Ð) 62,500 938
Fortinet, Inc.(Æ) 5,040 405
Genpact , Ltd. 2,814 112
Hewlett Packard Enterprise Co. Class H 59,790 859
HP, Inc.(Æ)(Ð)(Û) 95,600 2,011
Intel Corp. 23,299 1,178
Intuit, Inc. 19,591 5,432
Juniper Networks, Inc. 55,819 1,509
Microchip Technology, Inc.(Ñ) 51,637 4,876
Microsoft Corp.(Û) 115,623 15,755
Motorola Solutions, Inc. 2,186 363
NetScout Systems, Inc.(Æ)(Ð) 22,170 577
Oracle Corp. 63,223 3,559
Progress Software Corp. 24,930 1,079
Tech Data Corp.(Æ) 5,245 532
Texas Instruments, Inc. 1,571 196
Varonis Systems, Inc.(Æ)(Ð) 4,600 331
VeriSign, Inc.(Æ) 8,810 1,860
Viavi Solutions, Inc. Class W(Æ) 32,670 479
Yelp, Inc. Class A(Æ) 8,120 285
82,226
Utilities - 2.2%
Aqua America, Inc. 3,581 150
AT&T, Inc. 27,586 939
CenterPoint Energy, Inc.(Ð) 38,790 1,125
Cogent Communications Holdings, Inc. 7,881 497
Consolidated Edison, Inc. 12,631 1,073
Eversource Energy(Æ) 19,168 1,454
Exelon Corp. 3,219 145
International Business Machines Corp. 4,346 644
MDU Resources Group, Inc. 41,099 1,099
NextEra Energy, Inc. 8,258 1,712
Sempra Energy 613 83
T-Mobile US, Inc.(Æ) 3,065 244
Verizon Communications, Inc. 15,197 840
10,005
Total Common Stocks
(cost $349,901) 455,711
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 7.5%
U.S. Cash Management Fund(@) 28,935,543 (∞) 28,947
United States Treasury Bills
2.068% due 12/05/19 2, 500
2,482
2.019% due 03/26/20 2,500 2,468
Total Short-Term Investments
(cost $33,883) 33,897
Other Securities - 1.8%
U.S. Cash Collateral Fund(×)(@) 7,907,063 (∞)
7,907
Total Other Securities
(cost $7,907) 7,907
Total Investments 110.7%
(identified cost $391,691) 497,515
Securities Sold Short - (8.9)%
Consumer Discretionary - (1.5)%
2U, Inc.(Æ) (9,580) (123)
CarMax, Inc.(Æ) (5,840) (512)
Carvana Co.(Æ) (1,300) (83)
Dick's Sporting Goods, Inc. (3,700) (138)
Dorman Products, Inc.(Æ) (5,700) (410)
Fox Factory Holding Corp.(Æ) (10,630) (851)
Leggett & Platt, Inc. (17,900) (715)
Meredith Corp. (14,635) (803)
Monro Muffler Brake, Inc. (8,850) (745)
Thor Industries, Inc. (12,200) (727)
TRI Pointe Group, Inc.(Æ) (50,400) (690)
Williams-Sonoma, Inc. (8,300) (553)
YETI Holdings, Inc.(Æ) (9,400) (327)
(6,677)
Consumer Staples - (0.4)%
Energizer Holdings, Inc. (12,100) (509)
Hain Celestial Group, Inc. (The)(Æ) (22,700) (495)
Keurig Dr Pepper, Inc. (22,110) (622)
(1,626)
Energy - (0.5)%
Chesapeake Energy Corp.(Æ) (114,400) (207)
Concho Resources, Inc. (4,180) (408)
Diamondback Energy, Inc. (6,150) (636)
Matador Resources Co.(Æ) (30,600) (540)
Range Resources Corp. (56,500) (322)
(2,113)
Financial Services - (2.0)%
AGNC Investment Corp.(Æ) (39,800) (682)
Annaly Capital Management, Inc.(ö) (73,500) (702)
Apollo Commercial Real Estate Finance,
Inc.(ö) (41,200) (775)
Chimera Investment Corp.(ö) (36,700) (708)
Colony Capital, Inc.(ö) (82,150) (464)
Colony Credit Real Estate, Inc.(ö) (29,999) (486)
eHealth, Inc.(Æ) (1,000) (104)
Federated Investors, Inc. Class B (17,965) (624)
First Financial Bancorp (27,460) (700)
Fiserv, Inc.(Æ) (830) (88)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (8,300) (228)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
L
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ladder Capital Corp. Class A(ö) (40,211) (677)
Moelis & Co. Class A (8,300) (302)
New Residential Investment Corp.(ö) (43,775) (687)
PennyMac Financial Services, Inc. (5,300) (127)
Potlatch Corp.(ö) (18,941) (697)
Two Harbors Investment Corp.(ö) (53,200) (716)
Virtu Financial, Inc. Class A (16,600) (360)
(9,127)
Health Care - (1.5)%
Arena Pharmaceuticals, Inc.(Æ) (11,070) (694)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,600) (75)
Bio-Rad Laboratories, Inc. Class A(Æ) (2,200) (693)
Bluebird Bio, Inc.(Æ) (470) (62)
Cigna Corp. (1,310) (223)
Emergent BioSolutions , Inc.(Æ) (14,880) (657)
Global Blood Therapeutics, Inc.(Æ) (1,600) (88)
Guardant Health, Inc.(Æ) (900) (85)
Invitae Corp.(Æ) (10,086) (271)
iRhythm Technologies, Inc.(Æ) (4,700) (391)
LHC Group, Inc.(Æ) (6,780) (858)
Ligand Pharmaceuticals, Inc. Class B(Æ) (5,720) (523)
MyoKardia , Inc.(Æ) (1,400) (76)
Nektar Therapeutics(Æ) (2,000) (57)
NeoGenomics , Inc.(Æ) (12,900) (314)
REGENXBIO, Inc.(Æ) (1,200) (53)
Repligen Corp.(Æ) (8,290) (782)
Sage Therapeutics, Inc.(Æ) (1,020) (164)
Teladoc Health, Inc.(Æ) (8,410) (574)
Ultragenyx Pharmaceutical, Inc.(Æ) (4,340) (261)
(6,901)
Materials and Processing - (0.5)%
AAON, Inc. (9,081) (461)
International Flavors & Fragrances, Inc. (4,940) (711)
SiteOne Landscape Supply, Inc.(Æ) (9,360) (692)
Trex Co., Inc.(Æ) (1,600) (131)
United States Steel Corp. (4,800) (72)
(2,067)
Producer Durables - (1.1)%
Altra Industrial Motion Corp. (20,970) (602)
GATX Corp. (3,220) (247)
Healthcare Services Group, Inc. (27,420) (656)
Keysight Technologies, Inc.(Æ) (1,600) (143)
Knight-Swift Transportation Holdings, Inc.
(Æ) (13,470) (483)
L3Harris Technologies, Inc. (3,490) (725)
LCI Industries (10,280) (942)
Macquarie Infrastructure Corp. (12,508) (518)
Wabtec Corp. (5,600) (435)
(4,751)
Technology - (1.2)%
8x8, Inc.(Æ) (15,900) (384)
Alteryx, Inc. Class A(Æ) (5,400) (635)
Cognex Corp. (5,500) (242)
Diodes, Inc.(Æ) (8,500) (362)
Envestnet , Inc.(Æ) (6,890) (492)
Guidewire Software, Inc.(Æ) (2,800) (286)
II-VI, Inc.(Æ) (7,900) (314)
iRobot Corp.(Æ) (2,800) (205)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Match Group, Inc. (5,400) (407)
MongoDB, Inc.(Æ) (2,410) (345)
Roku, Inc.(Æ) (1,000) (103)
Science Applications International Corp. (9,200) (785)
Snap, Inc. Class A(Æ) (21,500) (361)
Trade Desk, Inc. (The) Class A(Æ) (360) (95)
Twilio , Inc. Class A(Æ) (1,300) (181)
Vishay Intertechnology , Inc. (16,200) (275)
(5,472)
Utilities - (0.2)%
Antero Midstream Corp. (61,700) (563)
Pattern Energy Group, Inc. Class A (20,816) (477)
(1,040)
Total Securities Sold Short
(proceeds $37,320) (39,774)
Other Assets and Liabilities, Net
- (1.8%)
(8,317)
Net Assets - 100.0%
449,424

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Goldman Sachs
Put 17 2,870.00 USD 4,879 08/02/19
(4)
S&P 500 Index
Goldman Sachs
Put 17 2,895.00 USD 4,922 08/09/19
(16)
S&P 500 Index
Goldman Sachs
Put 18 2,870.00 USD 5,166 08/16/19
(18)
S&P 500 Index
Goldman Sachs
Put 18 2,910.00 USD 5,238 08/23/19
(37)
Total Liability for Options Written (premiums received $68)
(75)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 62,139 $ — $ —
$ —
$ 62,1 39
Consumer Staples 53,271 — —
—
53,271
Energy 11,59 2 — —
—
11,59 2
Financial Services 106,88 3 — —
—
106,88 3
Health Care 60,93 4 — —
—
60,93 4
Materials and Processing 17,68 5 — —
—
17,68 5
Producer Durables 50,97 6 — —
—
50,97 6
Technology 82,226 — —
—
82,226
Utilities 10,005 — —
—
10,005
Short-Term Investments — 4,950 —
28,94 7
33,897
Other Securities — — —
7,907
7,907
Total Investments 455,71 1 4,9 50 — 36,85 4 497,51 5
Securities Sold Short** (39,77 4 ) — — — (39,77 4 )
Other Financial Instruments
Liabilities
Options Written (75) — — — (75)
Total Other Financial Instruments
*
$ (75) $ — $ — $ — $ (75)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.1%
Consumer Discretionary – 19.1%
Aaron's, Inc. Class A 4,300 271
Advance Auto Parts, Inc. 670 101
Amazon.com, Inc.(Æ)(Ð) 983 1,835
AutoZone, Inc.(Æ)(Ð) 221 248
Best Buy Co., Inc. 4,710 360
Bloomin ' Brands, Inc. 4,100 70
Cable One, Inc.(Û) 229 279
Carnival Corp. 3,324 157
Charter Communications, Inc. Class A(Æ) 3,940 1,518
Chipotle Mexican Grill, Inc. Class A(Æ) 413 329
Comcast Corp. Class A 3,701 160
Costco Wholesale Corp. 1,108 305
Coty, Inc. Class A 1,237 13
Darden Restaurants, Inc.(Ð) 1,490 181
Dollar Tree, Inc.(Æ) 16,646 1,693
Domino's Pizza, Inc.(Ð) 989 242
Ford Motor Co.(Ð) 112,741 1,075
Fox Corp. Class A 1,722 64
General Motors Co. 3,252 131
Gildan Activewear , Inc. Class A 9,244 364
Graham Holdings Co. Class B 57 42
Hasbro, Inc. 13,140 1,592
Home Depot, Inc. (The) 1,246 266
Interpublic Group of Cos., Inc. (The) 17,350 398
Kohl's Corp. 1,665 90
Las Vegas Sands Corp. 1,480 89
Lear Corp. 4,922 624
Lennar Corp. Class A 1,123 53
Liberty Global PLC Class A(Æ) 7,490 200
Liberty Global PLC Class C(Æ) 40,436 1,053
Live Nation Entertainment, Inc.(Æ)(Û) 540 39
Lowe's Cos., Inc. 1,273 129
Madison Square Garden Co. (The) Class
A(Æ)(Û) 907 263
Marriott International, Inc. Class A 973 135
McDonald's Corp. 745 157
Meritage Homes Corp.(Æ) 1,305 82
Mohawk Industries, Inc.(Æ) 3,579 446
Murphy USA, Inc.(Æ) 810 72
Netflix, Inc.(Æ) 324 105
Newell Rubbermaid, Inc. 22,375 318
News Corp. Class A(Û) 4,500 59
Nike, Inc. Class B 1,850 159
NVR, Inc.(Æ)(Û) 81 271
Office Depot, Inc. 7,734 16
Omnicom Group, Inc. 5,192 417
PulteGroup, Inc. 10,892 343
PVH Corp. 4,499 400
Ross Stores, Inc. 1,196 127
Royal Caribbean Cruises, Ltd. 869 101
Scientific Games Corp. Class A(Æ)(Û) 2,100 43
Sirius XM Holdings, Inc.(Ñ) 4,744 30
Starbucks Corp. 8,262 782
Target Corp. 2,585 223
Thomson Reuters Corp.(Ñ) 2,149 144
TJX Cos., Inc. 10,183 556
Toll Brothers, Inc. 3,035 109
TripAdvisor, Inc.(Æ) 21,074 930
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Visteon Corp.(Æ) 1,700 112
Walmart, Inc. 1,078 119
Walt Disney Co. (The) 3,299 472
Yum! Brands, Inc. 4,080 459
21,421
Consumer Staples - 4.1%
Altria Group, Inc. 1,287 61
Archer-Daniels-Midland Co. 7,122 292
Bunge, Ltd.(Ð) 3,490 204
Coca-Cola Bottling Co. Consolidated, Inc.(Ð) 161 47
Coca-Cola Co. (The)(Ð) 9,830 518
Colgate-Palmolive Co. 494 35
Constellation Brands, Inc. Class A 7,679 1,512
Core-Mark Holding Co., Inc. 1,170 44
CVS Health Corp. 1,374 77
Kimberly-Clark Corp.(Ð) 3,069 416
Kraft Heinz Foods Co. 447 14
Kroger Co. (The) 6,049 128
Molson Coors Brewing Co. Class B 361 19
Mondelez International, Inc. Class A 552 30
Monster Beverage Corp.(Æ) 741 48
Performance Food Group Co.(Æ) 900 39
Philip Morris International, Inc. 1,007 84
Procter & Gamble Co. (The) 1,447 171
Sysco Corp. 6,683 458
Tyson Foods, Inc. Class A 556 44
US Foods Holding Corp.(Æ)(Ð) 7,350 260
Walgreens Boots Alliance, Inc. 1,581 86
4,587
Energy - 5.6%
Anadarko Petroleum Corp. 1,284 95
Apache Corp. 1,311 32
Arch Coal, Inc. Class A(Ð) 1,790 160
Cabot Oil & Gas Corp.(Ð) 9,600 184
Cenovus Energy, Inc.(Ñ) 45,264 420
Chevron Corp. 1,829 225
Cimarex Energy Co. 328 17
Concho Resources, Inc. 730 71
ConocoPhillips 1,422 84
Devon Energy Corp.(Ð) 5,999 162
Enbridge, Inc. 990 33
EOG Resources, Inc.(Ð) 4,386 376
Exxon Mobil Corp. 10,323 768
Halliburton Co. 35,271 812
Hess Corp. 1,688 109
Marathon Petroleum Corp. 3,249 183
National Oilwell Varco, Inc. 22,335 532
Occidental Petroleum Corp. 938 48
Peabody Energy Corp. 2,100 44
Phillips 66(Û) 5,284 542
Pioneer Natural Resources Co. 2,594 358
Royal Dutch Shell PLC Class A - ADR 6,466 407
Schlumberger, Ltd. 1,428 57
Valero Energy Corp.(Ð) 5,960 508
World Fuel Services Corp. 2,310 90
6,317
Financial Services - 24.9%

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affiliated Managers Group, Inc. 410 35
Aflac, Inc. 2,325 122
Allstate Corp. (The) 4,880 524
American Express Co. 444 55
American International Group, Inc. 17,529 981
American Tower Corp.(ö) 770 163
Ameriprise Financial, Inc. 1,700 247
AvalonBay Communities, Inc.(ö) 178 37
AXA Equitable Holdings, Inc. 21,429 482
Axis Capital Holdings, Ltd. 8,740 556
Bank of America Corp. 32,139 986
Bank of New York Mellon Corp. (The) 1,977 93
Berkshire Hathaway, Inc. Class B(Æ) 850 175
BlackRock, Inc. Class A 81 38
Boston Properties, Inc.(ö) 859 114
Brighthouse Financial, Inc.(Æ) 2,213 86
Brookfield Property Partners, LP 2,143 41
Capital One Financial Corp. 10,158 939
CBRE Group, Inc. Class A(Æ)(Û) 4,730 251
Charles Schwab Corp. (The) 24,423 1,056
Chubb, Ltd. 781 119
Citigroup, Inc. 14,354 1,021
Citizens Financial Group, Inc.(Û) 5,850 218
CME Group, Inc. Class A 4,111 799
Colony Capital, Inc.(ö) 5,335 30
Crown Castle International Corp.(ö) 4,703 627
Cullen/Frost Bankers, Inc. 1,670 159
Digital Realty Trust, Inc.(ö) 404 46
Discover Financial Services(Ð) 4,200 377
Douglas Emmett, Inc.(ö)(Û) 1,830 75
E*Trade Financial Corp. 4,750 232
Equinix , Inc.(Æ)(ö) 258 130
Equity Commonwealth(ö)(Û) 4,913 165
Equity Residential(ö) 1,859 147
Essex Property Trust, Inc.(ö) 169 51
Everest Re Group, Ltd. 920 227
First BanCorp 3,200 34
First Republic Bank 1,115 111
Goldman Sachs Group, Inc. (The) 2,830 623
Green Dot Corp. Class A(Æ) 1,610 82
HCP, Inc.(ö) 2,715 87
Interactive Brokers Group, Inc. Class A 2,060 106
JBG Smith Properties(ö) 783 31
JPMorgan Chase & Co. 7,122 826
KKR & Co., Inc. Class A 75,917 2,030
LPL Financial Holdings, Inc. 1,340 112
M&T Bank Corp. 1,950 320
MasterCard, Inc. Class A(Û) 7,967 2,168
Merck & Co., Inc. 1,968 163
MetLife, Inc. 17,337 857
Morgan Stanley 13,368 596
Northern Trust Corp. 3,610 354
NorthStar Realty Europe Corp.(ö) 4,064 69
PayPal Holdings, Inc.(Æ) 12,858 1,420
Piedmont Office Realty Trust, Inc. Class A(ö) 4,417 92
PNC Financial Services Group, Inc. (The) 288 41
Popular, Inc. 3,740 215
Progressive Corp. (The) 1,080 87
Prologis, Inc.(ö) 3,537 285
Prudential Financial, Inc.(Ð) 4,370 443
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Public Storage(ö) 506 123
Raymond James Financial, Inc. 2,130 172
Rayonier, Inc.(ö)(Û) 720 21
Reinsurance Group of America, Inc. Class A 1,000 156
SBA Communications Corp.(ö)(Û) 1,400 344
Simon Property Group, Inc.(ö) 149 24
State Street Corp. 1,236 72
SunTrust Banks, Inc. 2,116 141
Synchrony Financial 5,270 189
Travelers Cos., Inc. (The) 2,050 301
UBS Group AG(Æ) 29,010 324
Ventas, Inc.(ö) 640 43
Visa, Inc. Class A 8,263 1,476
Vornado Realty Trust(ö) 1,187 76
Voya Financial, Inc. 13,458 756
Wells Fargo & Co. 17,496 847
Welltower , Inc.(ö) 795 66
Weyerhaeuser Co.(ö) 6,227 158
27,845
Health Care - 11.8%
Abbott Laboratories 741 65
AbbVie, Inc.(Û) 5,892 393
Alexion Pharmaceuticals, Inc.(Æ) 783 89
Align Technology, Inc.(Æ) 760 159
Alkermes PLC(Æ) 4,860 113
Allergan PLC 383 61
Allscripts Healthcare Solutions, Inc.(Æ) 10,100 104
AmerisourceBergen Corp. Class A(Ð) 2,650 231
Amgen, Inc. 3,471 648
Anthem, Inc.(Æ)(Ð) 888 261
Baxter International, Inc. 1,052 88
Becton Dickinson and Co. 182 46
Biogen, Inc.(Æ) 4,861 1,156
Bristol-Myers Squibb Co.(Ð) 5,740 255
Cardinal Health, Inc. 7,277 333
Celgene Corp.(Æ) 681 63
Centene Corp.(Æ)(Ð) 5,540 289
Cigna Corp. 697 118
Dentsply Sirona, Inc. 810 44
Gilead Sciences, Inc. 2,294 150
Halozyme Therapeutics, Inc.(Æ) 1,300 22
HCA Healthcare, Inc. 758 101
HMS Holdings Corp.(Æ) 3,298 115
Humana, Inc. 1,900 563
IDEXX Laboratories, Inc.(Æ)(Ð) 251 71
Illumina, Inc.(Æ) 3,939 1,179
Incyte Corp.(Æ) 2,570 218
IQVIA Holdings, Inc.(Æ) 12,373 1,970
Jazz Pharmaceuticals PLC(Æ) 970 135
Johnson & Johnson 1,223 159
Laboratory Corp. of America Holdings(Æ) 422 71
Magellan Health, Inc.(Æ) 810 57
McKesson Corp.(Û) 7,037 977
Molina Healthcare, Inc.(Æ) 950 126
Mylan NV(Æ)(Ð) 28,034 586
Pacira BioSciences , Inc.(Æ)(Ð) 900 40
Perrigo Co. PLC 727 39
Pfizer, Inc. 3,069 119
Regeneron Pharmaceuticals, Inc.(Æ) 257 78

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ResMed , Inc. 1,780 229
Stryker Corp. 290 61
Thermo Fisher Scientific, Inc. 196 54
UnitedHealth Group, Inc. 5,751 1,433
Vertex Pharmaceuticals, Inc.(Æ) 632 105
13,174
Materials and Processing - 4.5%
Air Products & Chemicals, Inc. 355 81
Albemarle Corp. 422 31
Amcor PLC 5,640 60
Armstrong World Industries, Inc. 1,660 162
Ball Corp. 21,637 1,547
Builders FirstSource , Inc.(Æ) 1,700 29
Cabot Corp.(Ð) 3,252 146
Celanese Corp. Class A(Ð) 1,700 191
Domtar Corp. 1,030 44
Dow Chemical Co. (The) 1,907 92
DuPont de Nemours, Inc.(Ð) 8,247 595
Eastman Chemical Co. 3,462 261
Ecolab, Inc. 1,443 291
Huntsman Corp. 4,200 86
Innospec , Inc. 990 92
Lennox International, Inc. 563 144
Linde PLC 1,481 283
LyondellBasell Industries NV Class A 438 37
Masco Corp. 1,798 73
Mosaic Co. (The) 2,090 53
NewMarket Corp.(Ð) 304 128
Newmont Mining Corp. 1,336 49
Nucor Corp. 988 54
PPG Industries, Inc. 579 68
Sonoco Products Co. 1,379 83
Valvoline, Inc.(Ð) 7,000 141
Westrock Co. 1,637 59
WR Grace & Co.(Ð) 3,060 207
5,087
Producer Durables - 7.2%
3M Co. 579 101
Accenture PLC Class A 310 60
AGCO Corp. 4,190 323
Allison Transmission Holdings, Inc. Class A 4,060 187
American Airlines Group, Inc. 931 28
Automatic Data Processing, Inc. 280 47
Boeing Co. (The)(Û) 1,657 565
Caterpillar, Inc. 723 95
CoStar Group, Inc.(Æ) 280 172
CSX Corp. 1,614 114
Cummins, Inc. 595 98
Danaher Corp. 378 53
Deere & Co. 704 117
Delta Air Lines, Inc. 1,834 112
Eaton Corp. PLC 769 63
EMCOR Group, Inc. 1,580 133
Emerson Electric Co. 539 35
Expeditors International of Washington, Inc.
(Û) 3,560 272
FedEx Corp. 354 60
Fluor Corp. 5,660 184
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
frontdoor , Inc.(Æ) 1,430 65
General Dynamics Corp. 216 40
General Electric Co. 94,750 991
HD Supply Holdings, Inc.(Æ) 4,837 196
Honeywell International, Inc. 449 77
Illinois Tool Works, Inc. 258 40
Insperity , Inc.(Û) 630 67
JB Hunt Transport Services, Inc. 751 77
Johnson Controls International PLC(Æ) 865 37
Korn & Ferry International 2,100 82
L3Harris Technologies, Inc. 257 53
Landstar System, Inc. 2,480 276
Lockheed Martin Corp. 265 96
ManpowerGroup , Inc.(Ð)(Û) 1,720 157
MSC Industrial Direct Co., Inc. Class A 398 28
Navistar International Corp.(Æ) 1,520 47
Norfolk Southern Corp. 680 130
Northrop Grumman Corp. 136 47
PACCAR, Inc. 581 41
Pentair PLC(Û) 1,740 68
Quanta Services, Inc.(Û) 2,980 112
Raytheon Co. 547 100
Republic Services, Inc. Class A 1,208 107
Rollins, Inc.(Û) 4,705 158
Schneider National, Inc. Class B 1,600 31
Stanley Black & Decker, Inc. 5,151 760
Terex Corp. 4,271 130
Textron, Inc.(Ð) 4,760 235
Union Pacific Corp. 1,128 203
United Parcel Service, Inc. Class B 813 97
United Technologies Corp. 778 104
Wabtec Corp.(Ñ) 6,095 473
Waste Management, Inc. 431 50
WESCO International, Inc.(Æ) 1,500 76
8,070
Technology - 22.7%
Adobe, Inc.(Æ) 501 150
Alibaba Group Holding, Ltd. - ADR(Æ) 2,948 510
Alphabet, Inc. Class A(Æ) 852 1,038
Alphabet, Inc. Class C(Æ) 1,219 1,483
Amdocs, Ltd. 599 38
Amkor Technology, Inc.(Æ) 1,600 15
Apple, Inc. 8,626 1,837
Applied Materials, Inc. 25,578 1,263
Arista Networks, Inc.(Æ) 3,167 866
Arrow Electronics, Inc.(Æ)(Ð) 1,330 97
Aspen Technology, Inc.(Æ) 2,500 330
Autodesk, Inc.(Æ)(Ð) 9,549 1,491
Avnet, Inc. 1,970 89
Booking Holdings, Inc.(Æ) 74 140
Bottomline Technologies, Inc.(Æ) 450 19
Box, Inc. Class A(Æ)(Ð) 5,400 89
Cirrus Logic, Inc.(Æ)(Û) 3,820 187
Cisco Systems, Inc. 4,795 266
Citrix Systems, Inc. 2,700 254
Cognizant Technology Solutions Corp. Class
A 9,717 633
CommScope Holding Co., Inc.(Æ) 5,200 74
CommVault Systems, Inc.(Æ) 1,610 73

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cornerstone OnDemand , Inc.(Æ) 3,220 191
Corning, Inc. 1,152 35
Corteva , Inc. Class W 1,907 56
Dell Technologies, Inc. Class C(Æ) 3,135 181
Dropbox, Inc. Class A(Æ)(Ð) 2,300 54
DXC Technology Co. 392 22
F5 Networks, Inc.(Æ) 1,330 195
Facebook, Inc. Class A(Æ) 2,540 493
FireEye, Inc.(Æ)(Ð) 12,800 192
Fortinet, Inc.(Æ) 2,730 219
Hewlett Packard Enterprise Co. Class H 58,586 842
HP, Inc.(Æ)(Ð) 25,734 541
HubSpot , Inc.(Æ) 280 50
Inphi Corp.(Æ)(Ð) 1,610 97
Intel Corp. 8,165 413
Jabil Circuit, Inc. 6,700 207
Juniper Networks, Inc.(Û) 8,290 224
Marvell Technology Group, Ltd. 2,614 69
Micro Focus International PLC - ADR 520 11
Microsoft Corp.(Û) 43,533 5,932
NetApp, Inc.(Ð) 4,605 269
NetScout Systems, Inc.(Æ)(Ð) 1,500 39
NVIDIA Corp. 461 78
Oracle Corp. 8,834 497
Palo Alto Networks, Inc.(Æ) 220 50
Perspecta , Inc. 196 5
Progress Software Corp. 2,860 124
Qorvo , Inc.(Æ)(Û) 1,970 144
QUALCOMM, Inc. 1,005 74
Salesforce.com, Inc.(Æ) 1,579 244
Symantec Corp. 1,714 37
Tableau Software, Inc. Class A(Æ) 393 67
Take-Two Interactive Software, Inc.(Æ) 12,240 1,499
Tech Data Corp.(Æ) 810 82
Teradata Corp.(Æ)(Ð) 2,320 85
Texas Instruments, Inc. 529 66
Twitter, Inc.(Æ) 3,130 132
Varonis Systems, Inc.(Æ) 1,250 90
VeriSign, Inc.(Æ) 300 63
Viavi Solutions, Inc. Class W(Æ) 14,400 211
Western Digital Corp.(Ð) 5,810 313
Yelp, Inc. Class A(Æ) 2,070 73
Zynga, Inc. Class A(Æ) 31,400 200
25,408
Utilities - 3.2%
ALLETE, Inc. 450 39
Ameren Corp. 643 49
American Electric Power Co., Inc. 2,025 178
American Water Works Co., Inc. 403 46
AT&T, Inc. 6,690 228
Avista Corp. 2,240 103
Baker Hughes, a GE Co. LLC 15,559 395
CenturyLink, Inc. 3,885 47
CMS Energy Corp. 701 41
Cogent Communications Holdings, Inc. 2,060 130
Consolidated Edison, Inc. 1,550 132
Dominion Energy, Inc. 894 66
DTE Energy Co. 665 85
Duke Energy Corp. 862 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Edison International 10,280 766
Encana Corp. 4,758 22
Frontier Communications Corp.(Æ)(Ñ) 879 1
Hawaiian Electric Industries, Inc. 1,630 73
International Business Machines Corp. 590 87
NextEra Energy, Inc. 879 182
NRG Energy, Inc. 4,870 166
PG&E Corp.(Æ) 1,080 20
Pinnacle West Capital Corp.(Ð) 810 74
Public Service Enterprise Group, Inc. 945 54
Southern Co. (The) 2,001 112
T-Mobile US, Inc.(Æ) 1,145 91
Verizon Communications, Inc. 4,147 229
WEC Energy Group, Inc.(Æ) 640 55
Xcel Energy, Inc. 1,019 61
3,607
Total Common Stocks
(cost $98,013) 115,516
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 4,799,687 (∞) 4,802
Total Short-Term Investments
(cost $4,801) 4,802
Other Securities - 0.8%
U.S. Cash Collateral Fund(×)(@) 932,770 (∞)
933
Total Other Securities
(cost $933) 933
Total Investments 108.2%
(identified cost $103,747) 121,251
Securities Sold Short - (7.3)%
Consumer Discretionary - (1.5)%
Callaway Golf Co. (1,800) (33)
Carvana Co.(Æ) (280) (18)
Dorman Products, Inc.(Æ) (300) (22)
Fox Factory Holding Corp.(Æ) (1,800) (144)
Hanesbrands, Inc. (7,500) (121)
Harley-Davidson, Inc. (3,660) (131)
Leggett & Platt, Inc. (2,810) (112)
LGI Homes, Inc.(Æ) (730) (51)
Mattel, Inc.(Æ) (11,500) (168)
Meredith Corp. (2,790) (153)
Monro Muffler Brake, Inc. (1,180) (99)
Newell Rubbermaid, Inc. (9,600) (136)
Strategic Education, Inc.(Æ) (480) (85)
Tesla, Inc.(Æ) (670) (167)
Thor Industries, Inc. (2,270) (135)
TRI Pointe Group, Inc.(Æ) (5,800) (79)
(1,654)
Consumer Staples - (0.2)%
Campbell Soup Co. (3,170) (131)
Energizer Holdings, Inc. (600) (25)
Keurig Dr Pepper, Inc. (3,800) (107)
(263)
Energy - (0.4)%
Antero Resources Corp.(Æ) (27,800) (128)

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chesapeake Energy Corp.(Æ) (18,300) (33)
Diamondback Energy, Inc. (510) (53)
Matador Resources Co.(Æ) (3,700) (65)
QEP Resources, Inc. (11,000) (54)
Range Resources Corp. (18,900) (108)
(441)
Financial Services - (1.5)%
AGNC Investment Corp.(Æ) (7,900) (135)
Annaly Capital Management, Inc.(ö) (14,600) (139)
Apollo Commercial Real Estate Finance,
Inc.(ö) (7,400) (139)
BGC Partners, Inc. Class A (9,400) (52)
Chimera Investment Corp.(ö) (7,100) (137)
Colony Credit Real Estate, Inc.(ö) (1,900) (31)
First Financial Bancorp (4,300) (110)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (4,080) (112)
Howard Hughes Corp. (The)(Æ) (1,050) (142)
KKR & Co., Inc. Class A (5,800) (155)
Ladder Capital Corp. Class A(ö) (2,900) (49)
MFA Financial, Inc.(ö) (3,800) (27)
New Residential Investment Corp.(ö) (8,800) (138)
Potlatch Corp.(ö) (3,450) (127)
Tanger Factory Outlet Centers, Inc.(ö) (6,800) (108)
Virtu Financial, Inc. Class A (5,920) (128)
(1,729)
Health Care - (1.1)%
Arena Pharmaceuticals, Inc.(Æ) (1,360) (85)
Bio-Rad Laboratories, Inc. Class A(Æ) (453) (143)
Emergent BioSolutions , Inc.(Æ) (2,900) (128)
iRhythm Technologies, Inc.(Æ) (820) (68)
LHC Group, Inc.(Æ) (1,190) (151)
Ligand Pharmaceuticals, Inc. Class B(Æ) (1,180) (108)
MyoKardia , Inc.(Æ) (280) (15)
NeoGenomics , Inc.(Æ) (2,800) (68)
Prestige Brands Holdings, Inc.(Æ) (4,370) (151)
REGENXBIO, Inc. (Æ) (280) (12)
Repligen Corp.(Æ) (1,120) (106)
Sage Therapeutics, Inc.(Æ) (180) (29)
Syneos Health, Inc. Class A(Æ) (610) (31)
Teladoc Health, Inc.(Æ) (1,630) (111)
(1,206)
Materials and Processing - (0.4)%
Beacon Roofing Supply, Inc.(Æ) (3,900) (141)
International Flavors & Fragrances, Inc. (980) (141)
SiteOne Landscape Supply, Inc.(Æ) (1,450) (107)
Trex Co., Inc.(Æ) (520) (43)
(432)
Municipal Bonds - (0.1)%
Redwood Trust, Inc.(ö) (8,300) (140)
Producer Durables - (0.7)%
Altra Industrial Motion Corp. (3,990) (115)
Healthcare Services Group, Inc. (5,840) (140)
Knight-Swift Transportation Holdings, Inc.
(Æ) (4,410) (158)
L3Harris Technologies, Inc. (90) (19)
LCI Industries (1,780) (163)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Macquarie Infrastructure Corp. (3,260) (135)
(730)
Technology - (1.0)%
Alteryx, Inc. Class A(Æ) (730) (86)
Brooks Automation, Inc. (3,360) (130)
Envestnet , Inc.(Æ) (1,880) (134)
GrubHub , Inc.(Æ) (2,090) (141)
Match Group, Inc. (1,360) (102)
Microchip Technology, Inc. (1,540) (145)
MongoDB, Inc.(Æ) (310) (44)
Roku, Inc.(Æ) (190) (20)
Science Applications International Corp. (1,820) (155)
SS&C Technologies Holdings, Inc. (2,740) (131)
Trade Desk, Inc. (The) Class A(Æ) (70) (18)
(1,106)
Utilities - (0.4)%
Antero Midstream Corp. (15,500) (141)
Centennial Resource Development, Inc. Class
A(Æ) (13,100) (78)
CenturyLink, Inc. (6,100) (74)
Pattern Energy Group, Inc. Class A (6,500) (149)
(442)
Total Securities Sold Short
(proceeds $7,904) (8,143)
Other Assets and Liabilities, Net
- (0.9%)
(1,004)
Net Assets - 100.0%
112,104

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 17
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 21 USD 3,131 09/19
3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 21,421 $ — $ —
$ —
$ 21,421
Consumer Staples 4,587 — —
—
4,587
Energy 6,317 — —
—
6,317
Financial Services 27,845 — —
—
27,845
Health Care 13,174 — —
—
13,174
Materials and Processing 5,087 — —
—
5,087
Producer Durables 8,070 — —
—
8,070
Technology 25,408 — —
—
25,408
Utilities 3,607 — —
—
3,607
Short-Term Investments — — —
4,802
4,802
Other Securities — — —
933
933
Total Investments 115,516 — — 5,735 121,251
Securities Sold Short
**
(8,143) — — — (8,143)
Other Financial Instruments
Assets
Futures Contracts 3 — — — 3
Total Other Financial Instruments
*
$ 3 $ — $ — $ — $ 3
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
* * Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.8%
Consumer Discretionary - 14.6%
Amazon.com, Inc.(Æ) 12,974 24,220
Amerco , Inc. 3,771 1,459
Aramark 44,307 1,604
Bright Horizons Family Solutions, Inc.(Æ) 9,429 1,434
Carnival Corp. 20,197 954
CBS Corp. Class B 22,328 1,150
Charter Communications, Inc. Class A(Æ) 93,285 35,950
Choice Hotels International, Inc. 18,231 1,564
Comcast Corp. Class A 188,199 8,125
Costco Wholesale Corp. 13,906 3,833
Darden Restaurants, Inc. 16,132 1,961
Dollar Tree, Inc.(Æ) 433,361 44,095
DR Horton, Inc. 219,606 10,087
eBay, Inc. 154,166 6,350
Expedia, Inc. 11,500 1,527
Extended Stay America, Inc. 60,041 1,004
Ford Motor Co. 335,131 3,194
Garmin, Ltd. 15,093 1,186
General Motors Co. 577,893 23,312
Gentex Corp. 130,854 3,588
Genuine Parts Co. 13,564 1,317
Goodyear Tire & Rubber Co. (The) 97,169 1,334
Hasbro, Inc. 348,435 42,216
Home Depot, Inc. (The) 28,209 6,028
Lennar Corp. Class A 29,542 1,405
Liberty Global PLC Class A(Æ) 209,742 5,594
Liberty Global PLC Class C(Æ) 1,095,305 28,522
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 27,870 1,160
Liberty SiriusXM Group Class C(Æ) 30,919 1,294
Macy's, Inc. 47,692 1,084
Magna International, Inc. Class A 217,672 10,975
McDonald's Corp. 22,463 4,733
Mohawk Industries, Inc.(Æ) 100,589 12,542
Netflix, Inc.(Æ) 7,648 2,470
Nike, Inc. Class B 26,953 2,319
Norwegian Cruise Line Holdings, Ltd.(Æ) 119,412 5,904
Omnicom Group, Inc. 15,747 1,263
Penske Automotive Group, Inc. 19,669 904
PulteGroup, Inc. 346,229 10,910
Ross Stores, Inc. 12,386 1,313
Royal Caribbean Cruises, Ltd. 12,887 1,499
Sensata Technologies Holding PLC(Æ) 30,020 1,424
Starbucks Corp. 33,875 3,208
Tapestry, Inc. 35,192 1,089
Target Corp. 22,493 1,943
TJX Cos., Inc. 22,206 1,212
TripAdvisor, Inc.(Æ)(Ñ) 569,705 25,153
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 4,682 1,635
Viacom, Inc. Class B 38,696 1,174
WABCO Holdings, Inc.(Æ) 23,945 3,171
Walmart, Inc. 48,699 5,375
Walt Disney Co. (The) 42,762 6,115
372,882
Consumer Staples - 4.7%
Archer-Daniels-Midland Co. 51,786 2,127
Coca-Cola Co. (The) 111,536 5,870
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Constellation Brands, Inc. Class A 202,199 39,797
CVS Health Corp. 236,131 13,193
Ingredion, Inc. 116,208 8,982
JM Smucker Co. (The) 15,923 1,770
Molson Coors Brewing Co. Class B 289,144 15,611
Mondelez International, Inc. Class A 59,509 3,183
PepsiCo, Inc. 44,986 5,750
Procter & Gamble Co. (The) 93,679 11,058
Tyson Foods, Inc. Class A 167,352 13,304
120,645
Energy - 5.6%
BP PLC - ADR 519,501 20,645
Cabot Oil & Gas Corp. 63,227 1,212
Canadian Natural Resources, Ltd. 740,325 18,715
Chevron Corp. 192,649 23,717
ConocoPhillips 202,613 11,970
Exxon Mobil Corp. 170,484 12,677
Halliburton Co. 454,255 10,448
Marathon Petroleum Corp. 36,864 2,079
Phillips 66 31,070 3,187
Royal Dutch Shell PLC Class B - ADR 217,211 13,786
Schlumberger, Ltd. 586,746 23,452
Valero Energy Corp. 16,625 1,417
143,305
Financial Services - 23.7%
AerCap Ireland Capital, Ltd. / AerCap Global
Aviation Trust(Æ) 200,917 10,956
Aflac, Inc. 70,181 3,694
AGNC Investment Corp.(Æ) 202,035 3,463
Alliance Data Systems Corp. 12,630 1,982
Allstate Corp. (The) 22,000 2,363
Ally Financial, Inc. 45,558 1,499
American Express Co. 32,434 4,034
American Homes 4 Rent Class A(ö) 56,519 1,368
American Tower Corp.(ö) 12,500 2,645
Annaly Capital Management, Inc.(ö) 1,230,592 11,752
Apple Hospitality, Inc.(ö) 141,087 2,216
AvalonBay Communities, Inc.(ö) 6,786 1,417
Banco Santander SA - ADR(Ñ) 1,979,830 8,394
Bank of America Corp. 835,727 25,640
Bank of New York Mellon Corp. (The) 122,991 5,771
BB&T Corp. 49,503 2,551
Berkshire Hathaway, Inc. Class B(Æ) 182,973 37,588
Blackstone Holdings Finance Co. LLC Class
A 137,562 6,600
Broadridge Financial Solutions, Inc. 28,865 3,669
Brookfield Property, Inc. Class A(ö) 73,732 1,424
Capital One Financial Corp. 22,000 2,033
Cboe Global Markets, Inc. 33,298 3,640
CBRE Group, Inc. Class A(Æ) 38,219 2,026
Charles Schwab Corp. (The) 693,303 29,965
Chubb, Ltd. 30,378 4,643
Citigroup, Inc. 515,258 36,666
CME Group, Inc. Class A 141,821 27,573
Comerica, Inc. 31,215 2,285
Crown Castle International Corp.(ö) 127,214 16,953
CubeSmart (ö) 41,142 1,397
Discover Financial Services 20,100 1,804

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
E*Trade Financial Corp. 198,444 9,682
Equinix , Inc.(Æ)(ö) 6,876 3,452
Essex Property Trust, Inc.(ö) 4,691 1,418
Everest Re Group, Ltd. 5,602 1,382
Fidelity National Information Services, Inc. 21,800 2,905
First Republic Bank 21,989 2,185
Fiserv, Inc.(Æ) 15,236 1,606
FleetCor Technologies, Inc.(Æ) 6,371 1,810
Global Payments, Inc. 4,895 822
Goldman Sachs Group, Inc. (The) 5,200 1,145
Hartford Financial Services Group, Inc. 31,283 1,803
Host Hotels & Resorts, Inc.(ö) 55,733 969
Intercontinental Exchange, Inc. 28,547 2,508
Invitation Homes, Inc.(ö) 51,647 1,419
Jack Henry & Associates, Inc. 29,738 4,154
JPMorgan Chase & Co. 332,689 38,592
KeyCorp 159,573 2,931
KKR & Co., Inc. Class A(Ñ) 1,955,701 52,315
Life Storage, Inc.(Æ)(ö) 14,291 1,393
M&T Bank Corp. 9,200 1,511
MasterCard, Inc. Class A 173,489 47,236
Medical Properties Trust, Inc.(ö) 62,061 1,086
Merck & Co., Inc. 84,934 7,049
MetLife, Inc. 28,215 1,394
MFA Financial, Inc.(ö) 227,115 1,631
Morgan Stanley 62,500 2,785
Northern Trust Corp. 22,200 2,176
PayPal Holdings, Inc.(Æ) 322,515 35,606
People's United Financial, Inc. 84,703 1,391
PNC Financial Services Group, Inc. (The) 20,000 2,858
Prudential Financial, Inc. 26,744 2,709
Public Storage(ö) 5,781 1,403
Raymond James Financial, Inc. 26,200 2,114
Regency Centers Corp.(ö) 20,720 1,382
Reinsurance Group of America, Inc. Class A 9,053 1,412
RenaissanceRe Holdings, Ltd. 7,730 1,400
SLM Corp. 459,573 4,187
Starwood Property Trust, Inc.(ö) 64,465 1,498
State Street Corp. 41,200 2,393
Sun Communities, Inc.(ö) 10,617 1,410
SunTrust Banks, Inc. 39,900 2,657
Synchrony Financial 73,482 2,637
Total System Services, Inc. 28,658 3,889
Travelers Cos., Inc. (The) 18,855 2,764
Two Harbors Investment Corp.(ö) 356,529 4,799
US Bancorp 96,133 5,494
VEREIT, Inc.(ö) 155,931 1,422
Virtu Financial, Inc. Class A(Ñ) 63,596 1,379
Visa, Inc. Class A 258,297 45,977
Wells Fargo & Co. 151,694 7,343
Western Union Co. (The) 70,073 1,472
WP Carey, Inc.(ö) 17,092 1,479
606,445
Health Care - 12.8%
Abbott Laboratories 55,855 4,865
AbbVie, Inc. 128,523 8,562
Agilent Technologies, Inc. 35,800 2,485
Amgen, Inc. 7,824 1,460
Anthem, Inc.(Æ) 5,154 1,518
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AstraZeneca PLC - ADR 162,234 7,043
Baxter International, Inc. 32,200 2,704
Becton Dickinson and Co. 15,741 3,979
Biogen, Inc.(Æ) 76,617 18,221
Boston Scientific Corp.(Æ) 35,633 1,513
Bristol-Myers Squibb Co. 136,039 6,041
Celgene Corp.(Æ) 23,771 2,184
Centene Corp.(Æ) 17,058 889
Cerner Corp. 35,600 2,551
Cigna Corp. 15,724 2,672
Cooper Cos., Inc. (The) 4,314 1,455
Eli Lilly & Co. 30,276 3,299
Gilead Sciences, Inc. 113,396 7,430
HCA Healthcare, Inc. 5,806 775
Horizon Therapeutics PLC Ltd. Co.(Æ) 292,168 7,272
Illumina, Inc.(Æ) 106,981 32,028
IQVIA Holdings, Inc.(Æ) 334,409 53,228
Jazz Pharmaceuticals PLC(Æ) 49,449 6,892
Johnson & Johnson 171,375 22,316
Laboratory Corp. of America Holdings(Æ) 14,196 2,378
MEDNAX, Inc.(Æ) 43,087 1,059
Medtronic PLC 172,454 17,580
Mylan NV(Æ) 250,443 5,234
Pfizer, Inc. 613,052 23,811
Qiagen NV(Æ) 35,810 1,351
Quest Diagnostics, Inc. 16,400 1,674
Regeneron Pharmaceuticals, Inc.(Æ) 5,058 1,541
Steris PLC 9,377 1,396
Stryker Corp. 10,600 2,224
Thermo Fisher Scientific, Inc. 15,970 4,435
UnitedHealth Group, Inc. 179,576 44,716
Universal Health Services, Inc. Class B 20,492 3,091
Vertex Pharmaceuticals, Inc.(Æ) 4,773 795
WellCare Health Plans, Inc.(Æ) 6,600 1,896
Zimmer Biomet Holdings, Inc. 80,942 10,938
Zoetis, Inc. Class A 28,754 3,303
328,804
Materials and Processing - 5.6%
Air Products & Chemicals, Inc. 17,538 4,003
AptarGroup, Inc. 11,500 1,392
Ball Corp. 585,196 41,830
Berry Plastics Group, Inc.(Æ) 26,256 1,183
Crown Holdings, Inc.(Æ) 223,425 14,301
Dow Chemical Co. (The) 84,828 4,109
DuPont de Nemours, Inc. 75,192 5,426
Eastman Chemical Co. 120,799 9,102
Ecolab, Inc. 34,231 6,905
Freeport-McMoRan, Inc. 436,094 4,823
Huntsman Corp. 234,679 4,823
Ingersoll-Rand PLC 26,285 3,250
International Flavors & Fragrances, Inc. 17,326 2,495
Lennox International, Inc. 5,459 1,400
Linde PLC 18,165 3,475
LyondellBasell Industries NV Class A 21,100 1,766
NewMarket Corp. 4,780 2,015
Newmont Mining Corp. 355,887 12,997
Nucor Corp. 50,500 2,746
Owens Corning 25,061 1,454
PPG Industries, Inc. 14,906 1,750

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Reliance Steel & Aluminum Co. 18,456 1,845
Royal Gold, Inc. 40,913 4,683
Silgan Holdings, Inc. 39,063 1,174
Sonoco Products Co. 21,573 1,295
Steel Dynamics, Inc. 37,300 1,175
Westrock Co. 44,463 1,603
143,020
Producer Durables - 5.7%
3M Co. 10,263 1,793
Accenture PLC Class A 24,668 4,751
AECOM(Æ) 38,592 1,387
American Airlines Group, Inc. 525,654 16,038
Ametek , Inc. 30,026 2,691
Automatic Data Processing, Inc. 26,582 4,426
Boeing Co. (The) 8,772 2,993
Booz Allen Hamilton Holding Corp. Class A 36,400 2,503
Carlisle Cos., Inc. 14,800 2,134
CH Robinson Worldwide, Inc. 19,423 1,626
Cintas Corp. 6,621 1,724
CoStar Group, Inc.(Æ) 5,396 3,321
CSX Corp. 18,465 1,300
Cummins, Inc. 19,073 3,128
Danaher Corp. 25,616 3,599
Deere & Co. 8,700 1,441
Delta Air Lines, Inc. 49,116 2,998
Eaton Corp. PLC 58,725 4,827
Emerson Electric Co. 21,989 1,427
Flir Systems, Inc. 27,509 1,366
Fortive Corp. 23,217 1,766
General Dynamics Corp. 8,635 1,606
HD Supply Holdings, Inc.(Æ) 35,757 1,449
HEICO Corp. 7,238 990
Honeywell International, Inc. 33,159 5,719
Huntington Ingalls Industries, Inc. 3,579 817
IDEX Corp. 12,474 2,098
IHS Markit , Ltd.(Æ) 46,839 3,017
Illinois Tool Works, Inc. 9,751 1,504
Johnson Controls International PLC(Æ) 132,928 5,641
Kansas City Southern 11,757 1,455
L3Harris Technologies, Inc. 15,730 3,266
Lockheed Martin Corp. 7,291 2,641
McGraw Hill Financial, Inc. 10,400 2,547
Middleby Corp.(Æ) 10,496 1,410
Northrop Grumman Corp. 9,937 3,434
PACCAR, Inc. 48,900 3,430
Paychex, Inc. 46,024 3,822
Quanta Services, Inc. 37,203 1,392
Raytheon Co. 23,410 4,267
Republic Services, Inc. Class A 29,086 2,578
Roper Technologies, Inc. 6,200 2,255
Snap-on, Inc. 8,918 1,361
Southwest Airlines Co. 35,800 1,845
Textron, Inc. 28,600 1,410
Toro Co. (The) 25,751 1,875
Union Pacific Corp. 15,066 2,711
United Parcel Service, Inc. Class B 14,402 1,721
United Technologies Corp. 46,118 6,161
Verisk Analytics, Inc. Class A 13,933 2,114
Waste Management, Inc. 28,242 3,304
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waters Corp.(Æ) 11,000 2,316
147,395
Technology - 21.3%
Adobe, Inc.(Æ) 16,716 4,996
Alibaba Group Holding, Ltd. - ADR(Æ) 78,703 13,624
Allegion PLC 16,745 1,734
Alphabet, Inc. Class A(Æ) 34,870 42,479
Alphabet, Inc. Class C(Æ) 10,268 12,493
Amdocs, Ltd. 65,760 4,208
Amphenol Corp. Class A 30,900 2,884
Ansys , Inc.(Æ) 3,836 779
Apple, Inc. 142,940 30,452
Applied Materials, Inc. 730,822 36,081
Arista Networks, Inc.(Æ) 86,694 23,706
Arrow Electronics, Inc.(Æ) 24,200 1,757
Autodesk, Inc.(Æ) 205,787 32,138
Black Knight, Inc.(Æ) 23,285 1,474
Broadcom, Inc. 14,077 4,082
CDW Corp. 14,496 1,713
Cisco Systems, Inc. 187,272 10,375
Citrix Systems, Inc. 35,415 3,337
Cognizant Technology Solutions Corp. Class
A 25,343 1,651
Corning, Inc. 45,235 1,391
Corteva , Inc. Class W 191,452 5,648
Cypress Semiconductor Corp. 185,935 4,271
Dell Technologies, Inc. Class C(Æ) 43,746 2,526
Dolby Laboratories, Inc. Class A 33,249 2,264
DXC Technology Co. 23,100 1,288
F5 Networks, Inc.(Æ) 11,400 1,673
Facebook, Inc. Class A(Æ) 152,897 29,697
Genpact , Ltd. 81,000 3,214
Hewlett Packard Enterprise Co. Class H 122,000 1,753
HP, Inc.(Æ) 152,306 3,205
Intel Corp. 216,564 10,947
Intuit, Inc. 8,200 2,274
IPG Photonics Corp.(Æ) 52,156 6,833
Jabil Circuit, Inc. 45,984 1,420
Juniper Networks, Inc. 97,800 2,643
Lam Research Corp. 5,399 1,126
Leidos Holdings, Inc. 26,400 2,167
LogMeIn, Inc. 19,105 1,451
Marvell Technology Group, Ltd. 543,449 14,271
Micron Technology, Inc.(Æ) 268,093 12,035
Microsoft Corp. 916,815 124,934
Motorola Solutions, Inc. 10,968 1,820
NVIDIA Corp. 89,561 15,111
ON Semiconductor Corp.(Æ) 47,580 1,023
Oracle Corp. 77,474 4,362
Salesforce.com, Inc.(Æ) 25,430 3,929
SYNNEX Corp. 14,477 1,427
Synopsys, Inc.(Æ) 20,500 2,722
Take-Two Interactive Software, Inc.(Æ) 294,942 36,136
Teradyne, Inc. 22,697 1,265
Texas Instruments, Inc. 51,466 6,434
VMware, Inc. Class A 9,300 1,623
Zynga, Inc. Class A(Æ) 230,931 1,473
544,319

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 2.8%
AT&T, Inc. 996,112 33,918
Avangrid , Inc. 22,122 1,118
CenterPoint Energy, Inc. 60,636 1,759
Consolidated Edison, Inc. 24,730 2,101
DTE Energy Co. 8,894 1,131
Duke Energy Corp. 38,003 3,296
Evergy , Inc. 57,034 3,450
Eversource Energy(Æ) 15,479 1,174
Exelon Corp. 67,843 3,057
International Business Machines Corp. 25,356 3,759
NextEra Energy, Inc. 5,838 1,209
Pinnacle West Capital Corp. 11,906 1,086
PPL Corp. 64,343 1,906
Sempra Energy 8,820 1,195
Southern Co. (The) 20,979 1,179
Verizon Communications, Inc. 140,313 7,755
WEC Energy Group, Inc.(Æ) 33,514 2,864
71,957
Total Common Stocks
(cost $2,191,060) 2,478,772
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 80,330,937
(∞)
80,363
United States Treasury Bills
2.019% due 03/26/20(§) 700 691
Total Short-Term Investments
(cost $81,045) 81,054
Other Securities - 1.2%
U.S. Cash Collateral Fund(×)(@) 30,963,350
(∞)
30,963
Total Ot her Securities
(cost $30,963) 30,963
Total Investments 101.2%
(identified cost $2,303,068) 2,590,789
Other Assets and Liabilities, Net
- (1.2%)
(31,386)
Net Assets - 100.0%
2,559,403

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 106 USD 15,806 09/19
(166)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(166)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 372,882 $ — $ —
$ —
$ 372,882
Consumer Staples 120,645 — —
—
120,645
Energy 143,305 — —
—
143,305
Financial Services 606,445 — —
—
606,445
Health Care 328,804 — —
—
328,804
Materials and Processing 143,020 — —
—
143,020
Producer Durables 147,395 — —
—
147,395
Technology 544,319 — —
—
544,319
Utilities 71,957 — —
—
71,957
Short-Term Investments — 691 —
80,363
81,054
Other Securities — — —
30,963
30,963
Total Investments 2,478,772 691 — 111,326 2,590,789
Other Financial Instruments
Liabilities
Futures Contracts (166) — — — (166)
Total Other Financial Instruments
*
$ (166) $ — $ — $ — $ (166)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.9%
Consumer Discretionary - 13.3%
Aaron's, Inc. Class A(Û) 68,902 4,344
Abercrombie & Fitch Co. Class A 24,670 467
Adtalem Global Education, Inc.(Æ)(Ð) 59,477 2,817
Advanced Energy Industries, Inc.(Æ) 16,890 986
AH Belo Corp. Class A 8,538 32
Amerco , Inc.(Ð) 1,180 457
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 57,100 689
American Eagle Outfitters, Inc. 42,206 747
American Public Education, Inc.(Æ) 104,070 3,437
Aspen Group, Inc.(Æ) 211,217 843
B. Riley Financial, Inc. 295,688 5,577
Barnes & Noble Education, Inc.(Æ) 166,429 583
Bassett Furniture Industries, Inc. 5,175 66
Bed Bath & Beyond, Inc.(Ñ) 71,414 693
Big Lots, Inc. 19,418 497
BJ's Wholesale Club Holdings, Inc.(Æ)(Ð) 10,300 243
Bloomin ' Brands, Inc. 261,625 4,456
BMC Stock Holdings, Inc.(Æ)(Ð) 66,600 1,409
Boot Barn Holdings, Inc.(Æ) 35,377 1,107
Buckle, Inc. (The) 51,241 1,043
Cable One, Inc. 5,573 6,781
Caleres , Inc. 35,157 660
Callaway Golf Co. 46,579 854
Care.com, Inc.(Æ)(Ð) 12,500 137
Career Education Corp.(Æ) 66,928 1,269
Carriage Services, Inc. Class A 86,699 1,658
Carrols Restaurant Group, Inc.(Æ) 89,582 835
Cavco Industries, Inc.(Æ) 37,425 6,637
Century Casinos, Inc.(Æ) 254,423 2,511
Century Communities, Inc.(Æ) 29,275 807
Cheesecake Factory, Inc. (The)(Ñ) 18,821 811
Chegg , Inc.(Æ) 80,684 3,624
Chico's FAS, Inc. 191,654 611
Children's Place, Inc. (The)(Ñ) 5,799 566
Churchill Downs, Inc.(Ð) 10,020 1,199
Chuy's Holdings, Inc.(Æ)(Ð) 103,454 2,447
Conn's, Inc.(Æ)(Ñ) 163,272 3,396
Cooper Tire & Rubber Co. 31,808 856
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 36,819 1,822
Cracker Barrel Old Country Store, Inc.(Ñ) 1,765 307
CSS Industries, Inc. 1,400 7
Cumulus Media, Inc. Class A(Æ) 117,223 1,771
Dana Holding Corp. 19,808 331
Deckers Outdoor Corp.(Æ) 6,404 1,001
Del Taco Restaurants, Inc.(Æ) 336,427 4,077
Delta Apparel, Inc.(Æ) 72,750 1,385
Designer Brands, Inc. Class A 15,829 291
Dillard's, Inc. Class A(Ñ) 15,861 1,154
Diversified Restaurant Holdings, Inc.(Æ) 380,414 262
Dorman Products, Inc.(Æ) 11,248 809
Eldorado Resorts, Inc.(Æ)(Ñ) 127,016 5,731
Express, Inc.(Æ) 219,970 543
Fiesta Restaurant Group, Inc.(Æ) 39,800 380
Fitbit, Inc. Class A - ADR(Æ)(Ð) 133,100 559
Fortress Transportation & Infrastructure
Investors LLC 338,003 5,057
Fossil Group, Inc.(Æ) 17,300 191
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Foundation Building Materials, Inc.(Æ) 6,700 115
Fox Factory Holding Corp.(Æ) 21,531 1,724
Full House Resorts, Inc.(Æ) 62,172 118
Funko , Inc. Class A(Æ)(Ñ) 68,230 1,706
Gannett Co., Inc. 129,118 1,323
Genesco, Inc.(Æ)(Ð) 104,452 4,114
G-III Apparel Group, Ltd.(Æ) 18,854 540
Goodyear Tire & Rubber Co. (The)(Ð) 54,600 750
Graham Holdings Co. Class B(Û) 2,660 1,976
Grand Canyon Education, Inc.(Æ) 13,227 1,439
H&R Block, Inc. 23,400 648
Haverty Furniture Cos., Inc. 35,871 650
HealthStream , Inc.(Æ) 11,500 325
Hemisphere Media Group, Inc. Class A(Æ) 6,656 82
Hibbett Sports, Inc.(Æ)(Ñ) 52,690 969
Hooker Furniture Corp. 15,694 327
International Game Technology PLC(Ð) 34,200 457
International Speedway Corp. Class A 21,242 958
IntriCon Corp.(Æ)(Ñ) 85,958 1,546
J Alexander's Holdings, Inc.(Æ) 230,065 2,478
Jack in the Box, Inc.(Ð)(Û) 64,221 4,613
John Wiley & Sons, Inc. Class A(Ð)(Û) 46,985 2,138
K12, Inc.(Æ) 38,780 1,158
Kontoor Brands, Inc. 107,105 3,141
Lands' End, Inc.(Æ) 13,680 149
La-Z-Boy, Inc. Class Z 26,831 885
Lear Corp. 3,080 390
LGI Homes, Inc.(Æ) 12,036 846
Libbey , Inc.(Æ)(Ñ) 348,583 589
Liberty Braves Group Class C(Æ)(Ð) 6,300 181
Lifetime Brands, Inc. 148,348 1,310
Lovesac Co. (The)(Æ) 39,386 844
Madison Square Garden Co. (The) Class
A(Æ)(Ð)(Û) 6,820 1,978
Marchex , Inc. Class B(Æ) 28,102 122
Marriott Vacations Worldwide Corp. 6,456 660
MDC Partners, Inc. Class A(Æ) 269,197 673
Monro Muffler Brake, Inc. 40,096 3,376
Murphy USA, Inc.(Æ)(Ð) 5,800 512
Nautilus, Inc.(Æ) 24,005 46
News Corp. Class A(Ð) 31,100 409
Noodles & Co. Class A(Æ)(Ñ) 616,152 4,566
NVR, Inc.(Æ) 635 2,124
Ollie's Bargain Outlet Holdings, Inc.(Æ) 3,735 316
OptimizeRx Corp.(Æ) 87,128 1,315
Oxford Industries, Inc. 9,194 673
PetIQ , Inc.(Æ)(Ñ) 133,007 4,554
Planet Fitness, Inc. Class A(Æ) 30,799 2,423
Pool Corp. 42,819 8,108
PriceSmart , Inc. 14,771 901
QuinStreet , Inc.(Æ) 132,625 2,160
Red Lion Hotels Corp.(Æ) 178,767 1,214
Regis Corp.(Æ)(Ð) 15,700 287
Rent-A-Center, Inc. Class A(Æ)(Ð) 5,000 135
Rosetta Stone, Inc.(Æ)(Ð) 37,695 865
Ruth's Hospitality Group, Inc. 16,821 375
Sally Beauty Holdings, Inc.(Æ)(Ñ) 279,096 3,835
Scholastic Corp. 51,192 1,749
Scientific Games Corp. Class A(Æ)(Ð) 3,851 79
Shoe Carnival, Inc.(Ñ) 46,987 1,193

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sportsman's Warehouse Holdings, Inc.(Æ)(Ñ) 137,806 619
Stamps.com, Inc.(Æ) 12,990 620
Standard Motor Products, Inc. 106,880 4,918
Steven Madden, Ltd. 32,130 1,109
Strategic Education, Inc.(Æ) 36,682 6,529
Sturm Ruger & Co., Inc. 11,075 626
Superior Uniform Group, Inc. 269,721 4,591
Systemax, Inc. 42,917 931
TEGNA, Inc.(Û) 50,599 769
Telaria , Inc.(Æ) 82,710 670
Texas Roadhouse, Inc. Class A 21,745 1,201
Tile Shop Holdings, Inc.(Ñ) 738,936 1,914
TiVo Corp.(Ð) 124,276 942
Tower International, Inc. 64,753 1,994
Town Sports International Holdings, Inc.(Æ) 3,500 5
TravelCenters of America LLC(Æ) 431,777 1,490
Travelzoo , Inc.(Æ) 5,800 73
Viad Corp.(Û) 14,592 1,009
Vista Outdoor, Inc.(Æ)(Ð) 55,069 396
Visteon Corp.(Æ)(Ð) 25,820 1,701
Whirlpool Corp.(Ð) 1,280 186
Wolverine World Wide, Inc. 24,534 666
World Wrestling Entertainment, Inc. Class
A(Ð) 1,500 109
YETI Holdings, Inc.(Æ)(Ñ) 50,427 1,753
Zumiez , Inc.(Æ) 15,395 381
210,169
Consumer Staples - 3.2%
B&G Foods, Inc. Class A(Ñ) 35,007 640
Calavo Growers, Inc.(Ñ) 55,690 4,925
Casey's General Stores, Inc. 33,318 5,395
Core-Mark Holding Co., Inc. 142,857 5,347
Cott Corp. 90,760 1,161
Diplomat Pharmacy, Inc.(Æ) 13,064 69
Energizer Holdings, Inc.(Ñ) 63,343 2,665
Farmer Brothers Co.(Æ) 117,976 1,916
Fresh Del Monte Produce, Inc. 151,882 4,607
Helen of Troy, Ltd.(Æ) 4,640 688
Herbalife Nutrition, Ltd.(Æ)(Ð) 16,400 673
J&J Snack Foods Corp. 28,011 5,206
Lifevantage Corp.(Æ)(Ð) 4,000 46
Medifast , Inc.(Ð) 3,320 371
National Beverage Corp.(Ð) 7,570 330
Nomad Foods, Ltd.(Æ) 348,215 7,755
Performance Food Group Co.(Æ) 20,800 912
PolyOne Corp.(Ð) 47,230 1,548
Post Holdings, Inc.(Æ)(Ð) 3,310 355
Primo Water Corp.(Æ)(Ñ) 66,448 981
Simply Good Foods Co. (The)(Æ) 60,132 1,637
SpartanNash Co. 24,267 287
US Foods Holding Corp.(Æ)(Ð)(Û) 38,260 1,353
Weis Markets, Inc. 32,546 1,186
50,053
Energy - 3.7%
Algonquin Power & Utilities Corp. 449,157 5,593
Amplify Energy Corp.(Æ) 92,806 422
Arch Coal, Inc. Class A(Ð)(Ñ) 31,292 2,790
C&J Energy Services, Inc.(Æ)(Ð) 68,143 745
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cabot Oil & Gas Corp.(Ð) 27,800 533
Callon Petroleum Co.(Æ)(Ñ) 152,944 752
Carrizo Oil & Gas, Inc.(Æ) 90,500 862
CONSOL Energy, Inc.(Æ) 2,200 47
CVR Energy, Inc. 1,900 101
Delek US Holdings, Inc. 98,135 4,229
Exterran Corp.(Æ) 31,800 434
FTS International, Inc.(Æ) 11,374 45
Gulf Island Fabrication, Inc.(Æ)(Û) 1,400 10
Gulfport Energy Corp.(Æ) 328,324 1,241
HollyFrontier Corp. 28,280 1,407
Keane Group, Inc.(Æ) 73,100 460
KLX Energy Services Holdings, Inc.(Æ) 96,020 1,509
Laredo Petroleum, Inc.(Æ) 226,170 751
Luxfer Holdings PLC - ADR 81,495 1,615
Magnolia Oil & Gas Corp.(Æ) 143,477 1,604
Matador Resources Co.(Æ)(Ñ) 91,555 1,614
Matrix Service Co.(Æ) 142,365 2,616
McDermott International, Inc.(Æ)(Ñ) 337,712 2,168
Natural Gas Services Group, Inc.(Æ) 86,245 1,383
Newpark Resources, Inc.(Æ) 212,597 1,622
Ormat Technologies, Inc. 13,340 874
Panhandle Oil and Gas, Inc. Class A 47,758 564
Par Pacific Holdings, Inc.(Æ) 50,692 1,169
PBF Energy, Inc. Class A 25,800 721
Peabody Energy Corp. 80,004 1,685
Phillips 66 Partners, LP 81,300 4,250
ProPetro Holding Corp.(Æ) 21,748 394
Renewable Energy Group, Inc.(Æ) 16,844 229
REX American Resources Corp.(Æ) 19,324 1,441
RigNet , Inc.(Æ) 36,500 319
RPC, Inc.(Ñ) 68,272 422
SM Energy Co.(Ð) 9,000 90
Solaris Oilfield Infrastructure, Inc. Class A(Ñ) 98,139 1,404
Southwestern Energy Co.(Æ) 190,770 420
SunCoke Energy, Inc. 628,728 4,773
Superior Energy Services, Inc.(Æ)(Ð) 534,928 485
TETRA Technologies, Inc.(Æ) 1,164,122 1,816
Unit Corp.(Æ) 24,587 160
W&T Offshore, Inc.(Æ) 20,900 94
World Fuel Services Corp.(Ð) 56,200 2,194
58,057
Financial Services - 26.1%
1st Source Corp. 13,603 639
AG Mortgage Investment Trust, Inc.(ö) 29,958 490
Alleghany Corp.(Æ) 2,210 1,515
American Equity Investment Life Holding
Co. 36,581 944
American Homes 4 Rent Class A(Ð)(ö) 118,600 2,871
Americold Realty Trust(Ñ)(ö) 138,225 4,635
Ameris Bancorp 69,903 2,780
AMERISAFE, Inc. 56,886 3,701
Apartment Investment & Management Co.
Class A(Ð)(ö) 10,600 525
Argo Group International Holdings, Ltd. 21,592 1,478
Arrow Financial Corp. 2,551 85
Artisan Partners Asset Management, Inc.
Class A(Ð) 11,853 351
Atlantic Capital Bancshares, Inc.(Æ) 128,892 2,370

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlantic Union Bankshares Corp.(Æ) 16,842 641
Axis Capital Holdings, Ltd.(Û) 42,200 2,687
Axos Financial, Inc. 20,295 595
BancFirst Corp. 6,812 397
BancorpSouth Bank 28,369 848
Bank of America Corp. 950 55
Bank of Commerce Holdings 200 2
Bank of Marin Bancorp 7,126 312
Bank OZK(Ð) 187,292 5,728
BankFinancial Corp. 11,003 148
Banner Corp. 87,650 5,194
Baycom Corp.(Æ) 8,053 184
Berkshire Hills Bancorp, Inc. 17,104 561
Braemar Hotels & Resorts, Inc.(ö) 12,201 111
Brighthouse Financial, Inc.(Æ)(Ð) 34,480 1,351
Brightsphere Investment Group, Inc. 71,309 763
Brixmor Property Group, Inc.(ö) 80,248 1,523
Byline Bancorp, Inc.(Æ) 71,081 1,358
Cadence Bancorp 67,483 1,157
Camden National Corp. 5,142 230
Camden Property Trust(Ð)(ö)(Û) 30,620 3,176
Cannae Holdings, Inc.(Æ) 329,951 9,553
Capital City Bank Group, Inc. 98,137 2,533
Capstead Mortgage Corp.(ö) 32,587 275
Cathay General Bancorp 22,608 841
CBTX, Inc. 7,404 223
CenterState Bank Corp. 55,721 1,355
Central Pacific Financial Corp. 186,875 5,507
Central Valley Community Bancorp 1,131 23
Century Bancorp, Inc. Class A 15,101 1,265
Chemung Financial Corp. 855 37
Civista Bancshares, Inc. 44,493 986
Clipper Realty, Inc.(ö) 4,649 54
CNB Financial Corp. 3,750 106
CNO Financial Group, Inc. 51,098 864
Cohen & Steers, Inc. 112,370 5,885
Columbia Banking System, Inc. 22,636 854
Columbia Property Trust, Inc.(ö)(Û) 107,200 2,351
Community Bank System, Inc. 15,002 990
Consolidated- Tomoka Land Co. 30,531 1,915
CorePoint Lodging, Inc.(ö) 30,948 363
CoreSite Realty Corp. Class A(ö) 2,010 211
Cowen Group, Inc. Class A(Æ) 170,777 2,999
Cullen/Frost Bankers, Inc.(Ð) 18,500 1,756
CVB Financial Corp. 17,294 381
CyrusOne , Inc.(ö) 143,978 8,264
DiamondRock Hospitality Co.(ö) 119,412 1,202
Donegal Group, Inc. Class A 912 14
Douglas Emmett, Inc.(ö)(Û) 72,648 2,965
Eagle Bancorp, Inc. 19,184 773
East West Bancorp, Inc. 33,960 1,630
eHealth, Inc.(Æ) 13,991 1,452
Elevate Credit, Inc.(Æ) 7,853 33
Emerald Expositions Events, Inc. 8,800 94
Employers Holdings, Inc. 19,239 845
Enova International, Inc.(Æ) 8,800 237
Enstar Group, Ltd.(Æ) 4,349 770
Enterprise Financial Services Corp. 14,573 607
Equity Commonwealth(ö) 111,413 3,741
Equity LifeStyle Properties, Inc. Class A(ö) 3,690 458
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Erie Indemnity Co. Class A(Ð) 2,140 477
Essent Group, Ltd. 74,956 3,460
Essential Properties Realty Trust, Inc.(ö) 275,646 5,822
Euronet Worldwide, Inc.(Æ) 9,565 1,491
Evercore , Inc. Class A 57,886 5,000
Everest Re Group, Ltd.(Ð)(Û) 13,040 3,216
Everi Holdings, Inc.(Æ) 84,459 1,014
FactSet Research Systems, Inc.(Ð) 1,830 507
FB Financial Corp. 17,751 675
Federal Agricultural Mortgage Corp. Class C 56,073 4,333
Federated Investors, Inc. Class B 43,079 1,497
FedNat Holding Co. 9,667 121
FGL Holdings 120,725 984
First American Financial Corp. 41,997 2,428
First BanCorp 180,067 2,670
First Bancshares, Inc. 3,174 105
First Defiance Financial Corp. 5,515 158
First Financial Bancorp 29,617 755
First Financial Bankshares , Inc.(Ñ) 17,140 561
First Foundation, Inc. 245,247 3,689
First Hawaiian, Inc.(Û) 47,400 1,268
First Industrial Realty Trust, Inc.(ö) 33,945 1,296
First Interstate BancSystem , Inc. Class A 63,726 2,551
First Midwest Bancorp, Inc. 32,312 699
Flagstar Bancorp, Inc. 9,876 341
Forrester Research, Inc. 8,152 386
Franklin Street Properties Corp.(Ð)(ö) 35,782 288
FRP Holdings, Inc.(Æ) 30,127 1,494
Fulton Financial Corp. 50,106 852
Gaming and Leisure Properties, Inc.(Ð)(ö) 18,700 705
Genworth Financial, Inc. Class A(Æ) 251,035 1,002
Glacier Bancorp, Inc. 21,873 917
Gladstone Commercial Corp.(ö)(Û) 20,433 434
Goosehead Insurance, Inc. Class A(Ñ) 25,019 1,126
Great Southern Bancorp, Inc. 3,261 196
Great Western Bancorp, Inc. 47,716 1,613
Green Dot Corp. Class A(Æ)(Ð)(Û) 69,229 3,509
Greenhill & Co., Inc. 66,720 1,108
Guaranty Bancshares, Inc. 3,359 104
Hallmark Financial Services, Inc.(Æ) 231,986 3,596
Hancock Holding Co. 21,126 877
Hanmi Financial Corp. 8,500 183
Hanover Insurance Group, Inc. (The) 9,030 1,171
HarborOne Bancorp, Inc.(Æ)(Ð) 4,800 92
Healthcare Realty Trust, Inc.(ö) 16,713 534
Healthcare Trust of America, Inc. Class A(ö)
(Û) 37,810 1,018
Heartland Financial USA, Inc. 11,578 557
Heritage Insurance Holdings, Inc. 3,099 42
Home Bancorp, Inc. 2,111 79
Home BancShares , Inc. 384,065 7,555
HomeStreet , Inc.(Æ) 202,180 5,867
HomeTrust Bancshares, Inc. 7,297 191
Hope Bancorp, Inc. 49,775 734
Horace Mann Educators Corp. 9,618 418
Houlihan Lokey , Inc. Class A 16,182 744
Iberiabank Corp. 14,928 1,173
Independence Realty Trust, Inc.(ö) 334,819 4,135
Independent Bank Corp. 344,055 7,480
Independent Bank Group, Inc. 16,116 916

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Industrial Logistics Properties Trust(ö) 107,248 2,293
Interactive Brokers Group, Inc. Class A 4,800 246
International Bancshares Corp. 10,280 387
Investors Bancorp, Inc. 68,223 775
Investors Real Estate Trust(ö) 83,753 5,339
Jernigan Capital, Inc.(ö) 33,936 673
Kearny Financial Corp. 698,952 9,331
Kemper Corp. 43,751 3,851
Kennedy-Wilson Holdings, Inc. 264,476 5,692
Ladder Capital Corp. Class A(ö) 85,942 1,446
Ladenburg Thalmann Financial Services, Inc. 45,741 141
Lakeland Financial Corp. 73,891 3,398
Lamar Media Corp. Class A(Ð)(ö) 8,000 647
Lazard, Ltd. Class A(Ð) 7,700 298
Legacy Housing Corp.(Æ)(Ñ) 182,465 2,297
LegacyTexas Financial Group, Inc.(Æ) 9,846 421
LendingClub Corp.(Æ)(Ð) 40,650 601
LendingTree, Inc.(Æ)(Ñ) 1,798 580
Liberty Property Trust(Ð)(ö)(Û) 56,522 2,956
Life Storage, Inc.(Æ)(ö) 10,000 975
Live Oak Bancshares, Inc.(Ñ) 34,582 673
LPL Financial Holdings, Inc. 8,799 738
LTC Properties, Inc.(ö) 10,021 462
Luther Burbank Corp. 7,600 85
Marcus & Millichap, Inc.(Æ)(Ð) 51,776 1,719
Medical Properties Trust, Inc.(ö) 112,771 1,973
Mercantile Bank Corp. 6,015 202
Meridian Bancorp, Inc. 9,445 173
Meta Financial Group, Inc. 22,707 701
Metropolitan Bank Holding Corp.(Æ)(Ð) 900 38
MGIC Investment Corp. 204,368 2,626
MidWestOne Financial Group, Inc. 4,611 143
Moelis & Co. Class A 15,320 558
Morningstar, Inc. 32,782 4,982
National Bank Holdings Corp. Class A 128,528 4,663
National General Holdings Corp. 62,568 1,547
National Western Life Group, Inc. Class A 3,087 830
NexPoint Residential Trust, Inc.(ö) 80,016 3,453
Nicolet Bankshares , Inc.(Æ) 5,705 375
NMI Holdings, Inc. Class A(Æ)(Ð) 61,269 1,524
Northeast Bank 83,674 1,837
Northwest Bancshares, Inc. 37,995 652
OFG Bancorp(Ð) 15,600 353
Old Second Bancorp, Inc. 216,903 2,851
OneMain Holdings, Inc.(Æ) 12,600 522
Opus Bank(Ð) 32,900 737
Origin Bancorp, Inc.(Ñ) 71,960 2,505
Outfront Media, Inc.(ö) 42,400 1,152
Pacific Premier Bancorp, Inc. 31,269 989
Paysign , Inc.(Æ)(Ñ) 83,197 1,174
PCSB Financial Corp.(Ð) 354,532 6,892
Peapack Gladstone Financial Corp. 156,280 4,443
Pebblebrook Hotel Trust(ö) 34,495 966
Peoples Bancorp, Inc. 8,943 290
People's Utah Bancorp 5,732 174
Physicians Realty Trust(ö) 44,974 774
Piedmont Office Realty Trust, Inc. Class A(Ð)
(ö) 183,281 3,814
Piper Jaffray Cos. 14,767 1,141
Plymouth Industrial REIT, Inc.(ö) 26,327 489
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Popular, Inc. 119,458 6,876
Potlatch Corp.(ö) 259,962 9,573
Primerica, Inc. 8,800 1,080
Protective Insurance Corp. Class B 1,091 18
PS Business Parks, Inc.(ö) 16,123 2,822
Pzena Investment Management, Inc. Class A 168,229 1,369
QCR Holdings, Inc. 7,561 289
QTS Realty Trust, Inc. Class A(ö) 104,357 4,830
Radian Group, Inc. 47,667 1,087
Rayonier, Inc.(ö) 40,900 1,188
RE/MAX Holdings, Inc. Class A 20,302 590
Redfin Corp.(Æ) 56,617 1,021
Regency Centers Corp.(Ð)(ö) 20,810 1,388
Reinsurance Group of America, Inc. Class
A(Û) 21,103 3,290
RenaissanceRe Holdings, Ltd.(Ð) 14,350 2,600
Renasant Corp. 20,174 724
Retail Properties of America, Inc. Class A(ö)
(Û) 125,700 1,529
Retail Value, Inc.(ö) 7,700 290
Rexford Industrial Realty, Inc.(ö) 35,580 1,473
Riverview Bancorp, Inc. 1,400 12
RLJ Lodging Trust(ö) 59,450 1,027
RMR Group, Inc. (The) Class A 10,673 526
Ryman Hospitality Properties, Inc.(ö) 56,588 4,244
Sabra Health Care REIT, Inc.(ö) 32,488 671
SEI Investments Co.(Ð) 23,410 1,395
Selective Insurance Group, Inc. 11,934 897
ServisFirst Bancshares, Inc. 19,119 651
Sierra Bancorp 6,732 176
Signature Bank(Ð) 6,850 873
Silvercrest Asset Management Group, Inc.
Class A 129,878 1,861
Simmons First National Corp. Class A 27,362 705
SITE Centers Corp.(ö) 419,275 5,975
SL Green Realty Corp.(Ð)(ö) 4,600 373
South State Corp.(Ð) 21,776 1,743
Southern First Bancshares, Inc.(Æ) 1,809 74
SP Plus Corp.(Æ) 1,508 52
Spirit Realty Capital, Inc.(Ð)(ö) 17,900 790
STAG Industrial, Inc.(ö) 27,824 827
State Auto Financial Corp. 72 2
Stifel Financial Corp.(Ð) 55,905 3,343
Sunstone Hotel Investors, Inc.(ö) 74,249 981
Synovus Financial Corp. 28,400 1,084
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 55,908 888
TCF Financial Corp. 71,842 1,933
Terreno Realty Corp.(ö) 22,286 1,089
Third Point Reinsurance, Ltd.(Æ) 70,288 709
TriCo Bancshares 10,500 396
Triumph Bancorp, Inc.(Æ) 11,015 344
Trustmark Corp. 24,301 864
UMB Financial Corp. 12,191 832
UMH Properties, Inc.(ö) 181,645 2,389
Umpqua Holdings Corp. 19,709 344
United Bankshares , Inc.(Ñ) 23,316 876
United Community Banks, Inc. 97,194 2,789
United Community Financial Corp. 24,728 252
Universal Insurance Holdings, Inc.(Ð) 45,195 1,121
Unum Group 4,300 137

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valley National Bancorp 77,786 868
Veritex Holdings, Inc. 31,911 817
Voya Financial, Inc.(Ð) 35,500 1,994
Waddell & Reed Financial, Inc. Class A(Ð)
(Ñ) 61,010 1,067
Washington Federal, Inc. 38,160 1,396
Wintrust Financial Corp. 30,025 2,148
WR Berkley Corp.(Ð) 46,320 3,214
WSFS Financial Corp. 20,111 852
Xenia Hotels & Resorts, Inc.(Ð)(Ñ)(ö) 103,293 2,214
411,450
Health Care - 12.6%
Acadia Pharmaceuticals, Inc.(Æ)(Ñ) 45,724 1,124
Acceleron Pharma, Inc.(Æ) 14,393 628
Accuray , Inc.(Æ) 751,435 3,111
Acorda Therapeutics, Inc.(Æ)(Ð) 74,015 513
Addus HomeCare Corp.(Æ) 18,128 1,461
ADMA Biologiecs , Inc.(Æ)(Ñ) 103,380 374
Aeglea BioTherapeutics , Inc.(Æ) 59,855 536
Affimed NV(Æ) 130,399 391
Akorn , Inc.(Æ)(Ð) 55,700 207
Aldeyra Therapeutics, Inc.(Æ) 93,272 511
Alector , Inc.(Æ)(Ñ) 32,244 681
Alkermes PLC(Æ)(Ð) 44,800 1,038
Allogene Therapeutics, Inc.(Æ) 21,801 676
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 393,323 4,051
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 43,600 360
Amedisys , Inc.(Æ) 12,206 1,681
AMN Healthcare Services, Inc.(Æ) 15,563 831
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 2,600 52
AnaptysBio , Inc.(Æ)(Ñ) 8,542 459
ANI Pharmaceuticals, Inc.(Æ) 7,042 596
Anika Therapeutics, Inc.(Æ)(Ñ) 9,971 549
Apollo Endosurgery , Inc.(Æ) 185,857 507
Applied Genetic Technologies Corp.(Æ)(Ð) 11,867 46
Aptinyx , Inc.(Æ) 14,339 53
Aquestive Therapeutics, Inc.(Æ) 8,125 28
Arcus Biosciences, Inc.(Æ) 4,213 33
Arena Pharmaceuticals, Inc.(Æ) 18,223 1,142
Arrowhead Pharmaceuticals, Inc.(Æ)(Ñ) 42,644 1,239
Assembly Biosciences, Inc.(Æ) 25,155 314
Assertio Therapeutics, Inc.(Æ)(Ð) 89,293 306
Avedro , Inc.(Æ)(Ñ) 64,792 1,196
Beyondspring , Inc.(Æ)(Ñ) 18,242 306
BioLife Solutions, Inc.(Æ)(Ñ) 180,226 3,437
Blueprint Medicines Corp.(Æ) 9,988 1,000
Cantel Medical Corp. 54,788 5,056
Cardiovascular Systems, Inc.(Æ) 150,543 6,900
CareDx , Inc.(Æ) 51,505 1,688
Castlight Health, Inc. Class B(Æ) 206,706 333
Cellular Biomedicine Group, Inc.(Æ)(Ñ) 17,545 242
Chemed Corp. 23,678 9,600
Chimerix , Inc.(Æ)(Ð) 51,422 185
Coherus Biosciences, Inc.(Æ)(Ð) 41,523 698
Computer Programs & Systems, Inc.(Û) 20,280 523
Concert Pharmaceuticals, Inc.(Æ) 57,959 583
Corcept Therapeutics, Inc.(Æ)(Ñ) 49,869 562
CorVel Corp.(Æ) 57,059 4,861
Cross Country Healthcare, Inc.(Æ)(Ð) 96,976 920
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cutera , Inc.(Æ)(Ð) 4,800 123
Cyclerion Therapeutics, Inc.(Æ) 50,136 466
Denali Therapeutics, Inc.(Æ)(Ñ) 16,796 359
Eagle Pharmaceuticals, Inc.(Æ)(Ñ) 13,637 748
Emergent BioSolutions , Inc.(Æ) 17,143 757
Enanta Pharmaceuticals, Inc.(Æ) 10,537 790
Encompass Health Corp.(Æ) 90,934 5,805
Endo International PLC(Æ)(Û) 80,000 254
Ensign Group, Inc. (The) 160,578 9,677
FibroGen , Inc.(Æ) 27,234 1,287
Genomic Health, Inc.(Æ) 11,029 805
Global Blood Therapeutics, Inc.(Æ) 17,486 958
Globus Medical, Inc. Class A(Æ) 24,998 1,139
Haemonetics Corp.(Æ) 7,571 924
Halozyme Therapeutics, Inc.(Æ) 24,492 416
Hanger, Inc.(Æ) 118,920 2,051
HealthEquity , Inc.(Æ)(Ð) 43,503 3,566
Healthways , Inc.(Æ)(Ñ) 56,261 982
Heron Therapeutics, Inc.(Æ)(Ñ) 21,727 379
Homology Medicines, Inc.(Æ) 32,297 574
Infinity Pharmaceuticals, Inc.(Æ) 13,300 20
Inogen , Inc.(Æ) 11,356 698
Inspire Medical Systems, Inc.(Æ) 16,636 1,125
Insulet Corp.(Æ) 4,452 547
Intra-Cellular Therapies, Inc. Class A(Æ)(Ð) 8,500 71
Invitae Corp.(Æ) 29,490 793
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 5,600 60
Jazz Pharmaceuticals PLC(Æ)(Ð) 8,560 1,193
Kodiak Sciences, Inc.(Æ) 43,352 534
Lannett Co., Inc.(Æ) 26,300 186
LeMaitre Vascular, Inc. 86,218 2,853
LHC Group, Inc.(Æ) 22,392 2,834
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 29,125 2,665
LivaNova PLC(Æ)(Ð) 19,226 1,482
Luminex Corp.(Ð) 46,549 1,012
Magellan Health, Inc.(Æ)(Û) 15,282 1,075
Magenta Therapeutics, Inc.(Æ) 32,615 441
Mallinckrodt PLC(Æ) 56,910 388
Medpace Holdings, Inc.(Æ) 14,820 1,167
MEI Pharma, Inc.(Æ)(Ð) 9,500 16
MeiraGTx Holdings PLC(Æ) 21,549 587
Menlo Therapeutics, Inc.(Æ)(Ð) 16,682 63
Meridian Bioscience, Inc. 64,774 774
Merit Medical Systems, Inc.(Æ) 47,974 1,893
Mersana Therapeutics, Inc.(Æ) 9,869 35
Minerva Neurosciences, Inc.(Æ) 7,692 51
Mirati Therapeutics, Inc.(Æ) 11,746 1,243
Molina Healthcare, Inc.(Æ) 7,920 1,052
Momenta Pharmaceuticals, Inc.(Æ) 42,475 480
Myriad Genetics, Inc.(Æ) 44,017 1,283
Natus Medical, Inc.(Æ) 14,000 435
Neogen Corp.(Æ) 14,230 1,016
NeoGenomics , Inc.(Æ) 218,951 5,336
Neon Therapeutics, Inc.(Æ) 7,433 21
NextGen Healthcare, Inc.(Æ) 9,400 154
Omnicell , Inc.(Æ) 55,424 4,168
OraSure Technologies, Inc.(Æ) 55,957 467
Orthofix Medical, Inc.(Æ) 24,203 1,293
OrthoPediatrics Corp.(Æ) 21,627 764

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pacira BioSciences , Inc.(Æ)(Ð) 1,300 57
Patterson Cos., Inc. 28,356 561
PDL BioPharma , Inc.(Æ) 255,766 737
Penumbra, Inc.(Æ)(Ñ) 7,659 1,284
Pfenex , Inc.(Æ) 202,309 1,190
Prestige Brands Holdings, Inc.(Æ) 101,738 3,520
Principia Biopharma, Inc.(Æ)(Û) 12,423 461
Protagonist Therapeutics, Inc.(Æ) 43,905 484
Prothena Corp. PLC(Æ)(Ð) 25,500 239
Providence Service Corp. (The)(Æ)(Ð) 6,000 334
R1 RCM, Inc.(Æ) 489,171 6,155
RadNet , Inc.(Æ) 412,765 6,081
REGENXBIO, Inc.(Æ) 24,001 1,066
Repligen Corp.(Æ) 33,688 3,180
Retrophin , Inc.(Æ)(Ð) 2,600 51
Revance Therapeutics, Inc.(Æ)(Ð) 22,913 288
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 27,600 63
RTI Surgical Holdings, Inc.(Æ)(Ð) 1,800 8
Sangamo BioSciences , Inc.(Æ)(Ñ) 51,339 617
SeaSpine Holdings Corp.(Æ) 387,034 4,919
Spark Therapeutics, Inc.(Æ)(Ñ) 12,019 1,202
Spectrum Pharmaceuticals, Inc.(Æ) 57,007 432
Surface Oncology, Inc.(Æ) 182 —
Surmodics , Inc.(Æ)(Ð) 4,507 188
Synthorx Inc (Æ) 14,695 242
Tactile Systems Technology, Inc.(Æ)(Ñ) 28,962 1,672
Tandem Diabetes Care, Inc.(Æ) 51,240 3,250
Teladoc Health, Inc.(Æ)(Ñ) 22,028 1,503
Tenet Healthcare Corp.(Æ)(Ð) 2,700 64
Triple-S Management Corp. Class B(Æ)(Û) 11,356 272
Ultragenyx Pharmaceutical, Inc.(Æ) 19,685 1,186
Unum Therapeutics, Inc.(Æ) 3,315 7
US Physical Therapy, Inc. 45,278 5,844
Utah Medical Products, Inc. 45,652 4,154
Vanda Pharmaceuticals, Inc.(Æ) 31,394 391
Varex Imaging Corp.(Æ)(Ð) 148,044 4,706
Veracyte , Inc.(Æ) 102,609 2,911
Vericel Corp.(Æ) 153,344 2,932
ViewRay , Inc.(Æ)(Ñ) 79,583 713
X4 Pharmaceuticals, Inc.(Æ) 25,161 299
Xenon Pharmaceuticals, Inc.(Æ) 55,350 532
197,718
Materials and Processing - 6.0%
AdvanSix , Inc.(Æ) 16,500 423
Allegheny Technologies, Inc.(Æ)(Ñ) 63,837 1,390
Apogee Enterprises, Inc. 55,713 2,260
Armstrong Flooring, Inc.(Æ) 106,005 886
Armstrong World Industries, Inc.(Ð) 47,526 4,644
Ashland Global Holdings, Inc.(Ð) 25,850 2,055
Aspen Aerogels, Inc.(Æ) 59,515 393
Axalta Coating Systems, Ltd.(Æ)(Ð) 39,800 1,179
Boise Cascade Co. 29,300 791
BrightView Holdings, Inc.(Æ) 98,917 1,955
Builders FirstSource , Inc.(Æ) 4,700 81
Cabot Corp.(Ð) 5,400 241
Cabot Microelectronics Corp. 46,471 5,652
Carpenter Technology Corp. 21,202 954
CF Industries Holdings, Inc. 30,400 1,507
Comfort Systems USA, Inc. 127,992 5,376
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Culp, Inc. 6,061 109
Dixie Group, Inc. (The)(Æ)(Ñ) 206,200 109
Eagle Materials, Inc. 15,909 1,317
Haynes International, Inc. 71,877 2,139
Huntsman Corp.(Ð) 57,900 1,190
Ingevity Corp.(Æ) 27,909 2,750
Innospec , Inc. 8,503 794
Koppers Holdings, Inc.(Æ) 4,000 109
Kraton Corp.(Æ)(Ð) 3,700 113
Landec Corp.(Æ) 362,135 4,045
LB Foster Co. Class A(Æ) 4,100 99
Lennox International, Inc.(Ð) 6,277 1,610
LiqTech International, Inc.(Æ)(Ñ) 69,215 578
Livent Corp.(Æ) 150,431 969
Louisiana-Pacific Corp. 18,388 481
Masonite International Corp.(Æ) 20,745 1,106
MRC Global, Inc.(Æ)(Ð) 11,500 180
Mueller Water Products, Inc. Class A 26,655 271
Neenah Paper, Inc. 70,189 4,612
NewMarket Corp.(Ð) 3,130 1,320
Olin Corp.(Ð) 28,800 578
Olympic Steel, Inc. 1,100 14
Orion Engineered Carbons SA 145,845 2,841
PGT Innovations, Inc.(Æ) 112,619 1,815
PH Glatfelter Co.(Ð) 73,345 1,197
Quaker Chemical Corp. 28,032 5,253
RBC Bearings, Inc.(Æ) 5,413 881
Schnitzer Steel Industries, Inc. Class A 20,173 537
Schweitzer-Mauduit International, Inc. 163,865 5,641
Silgan Holdings, Inc.(Ð) 71,580 2,152
Simpson Manufacturing Co., Inc. 10,549 652
Stepan Co.(Û) 18,828 1,867
Tredegar Corp. 62,621 1,044
Trex Co., Inc.(Æ) 26,279 2,148
Trinseo SA 25,570 992
Universal Stainless & Alloy Products, Inc.(Æ) 155,186 2,511
US Concrete, Inc.(Æ)(Ñ) 99,062 4,665
Valmont Industries, Inc. 14,675 2,019
Valvoline, Inc.(Ð) 95,416 1,926
Veritiv Corp.(Æ)(Ð) 5,601 98
Verso Corp. Class A(Æ) 5,764 93
Westlake Chemical Corp.(Ð) 2,100 142
Worthington Industries, Inc. 29,004 1,167
WR Grace & Co.(Ð) 7,000 475
94,396
Producer Durables - 17.9%
AAR Corp. 20,363 852
ACCO Brands Corp. 202,056 1,976
Adient PLC(Ð) 11,000 261
AECOM(Æ)(Ð) 38,900 1,398
Aerojet Rocketdyne Holdings, Inc.(Æ) 11,539 493
Aerovironment , Inc.(Æ)(Ð) 2,990 164
AGCO Corp.(Û) 27,420 2,111
Albany International Corp. Class A 10,875 935
Allied Motion Technologies, Inc. 49,704 1,970
Allison Transmission Holdings, Inc. Class
A(Û) 5,700 262
ArcBest Corp. 8,100 242
Arcosa , Inc. 208,143 7,805

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ardmore Shipping Corp.(Æ) 461,706 3,389
Argan , Inc. 103,416 4,256
ASGN, Inc.(Æ) 27,231 1,717
Astec Industries, Inc.(Ð) 59,075 1,931
Astronics Corp.(Æ) 14,300 527
AstroNova , Inc. 29,438 712
Babcock & Wilcox Co. (The) Class W(Æ) 156,430 8,433
Badger Meter, Inc. 86,555 4,630
Barrett Business Services, Inc. 5,780 506
Brady Corp. Class A 9,907 512
Brink's Co. (The) 94,976 8,563
Cactus, Inc. Class A(Æ) 15,511 456
Carlisle Cos., Inc. 10,010 1,444
Columbus McKinnon Corp. 21,759 836
Covanta Holding Corp. 399,866 6,886
Covenant Transportation Group, Inc. Class
A(Æ)(Û) 11,300 190
CPI Aerostructures , Inc.(Æ) 214,259 1,682
CRA International, Inc. 125,122 5,433
Crane Co. 16,917 1,416
Dycom Industries, Inc.(Æ)(Ð) 60,650 3,346
Echo Global Logistics, Inc.(Æ) 28,200 594
Element Solutions, Inc.(Æ) 616,850 6,181
EMCOR Group, Inc. 39,435 3,328
Encore Wire Corp. 30,836 1,693
Exponent, Inc. 82,557 5,680
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Fluent, Inc.(Æ)(Ñ) 55,520 289
Fluor Corp.(Ð) 39,870 1,296
Forward Air Corp. 10,515 662
FreightCar America, Inc.(Æ) 309,900 1,695
frontdoor , Inc.(Æ)(Ð) 205,967 9,400
FTI Consulting, Inc.(Æ) 9,373 979
Generac Holdings, Inc.(Æ) 38,852 2,809
GP Strategies Corp.(Æ) 54,887 872
Granite Construction, Inc. 154,935 5,500
Great Lakes Dredge & Dock Corp.(Æ) 458,073 4,915
Greenbrier Cos., Inc. 24,391 705
Hackett Group, Inc. (The) 240,770 3,953
Hawaiian Holdings, Inc. 19,077 496
HD Supply Holdings, Inc.(Æ)(Ð) 33,000 1,337
Healthcare Services Group, Inc.(Ñ) 134,726 3,221
HEICO Corp. 5,466 747
Hertz Global Holdings, Inc. Class W(Æ) 8,200 370
Hub Group, Inc. Class A(Æ) 20,030 908
Huntington Ingalls Industries, Inc.(Ð) 5,820 1,329
Hyster -Yale Materials Handling, Inc. 9,557 591
ICF International, Inc. 155,778 13,271
Insperity , Inc. 11,890 1,265
Kadant , Inc. 1,632 153
KBR, Inc.(Ð) 257,747 6,800
Kennametal, Inc. 7,302 253
Kimball International, Inc. Class B 227,462 3,944
Korn & Ferry International 40,049 1,573
Kornit Digital, Ltd.(Æ)(Ñ) 55,990 1,747
Kratos Defense & Security Solutions, Inc.(Æ) 19,590 483
Landstar System, Inc.(Ð) 17,100 1,903
Lincoln Electric Holdings, Inc. 14,300 1,209
Liquidity Services, Inc.(Æ) 223,567 1,458
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Littelfuse , Inc. 35,250 5,956
Manitowoc Co., Inc. (The)(Æ)(Ð) 27,950 502
ManpowerGroup , Inc. 24,500 2,238
Marlin Business Services Corp. 283 7
Marten Transport, Ltd. 14,337 288
MasTec , Inc.(Æ)(Ñ) 88,634 4,549
MAXIMUS, Inc. 60,891 4,476
Methode Electronics, Inc. 34,653 1,038
Modine Manufacturing Co.(Æ) 17,013 233
MYR Group, Inc.(Æ)(Ð) 5,021 181
Navistar International Corp.(Æ) 19,180 599
NV5 Global, Inc.(Æ) 9,022 717
Orion Group Holdings, Inc.(Æ) 548,672 2,233
Park-Ohio Holdings Corp.(Ð) 6,181 189
Pentair PLC 33,180 1,288
Primoris Services Corp. 5,629 118
Proto Labs, Inc.(Æ) 7,026 731
Radiant Logistics, Inc. 209,255 1,149
Rollins, Inc.(Ð) 6,400 215
Ryder System, Inc.(Ð) 110,454 5,883
Saia, Inc.(Æ) 34,966 2,667
Schneider National, Inc. Class B(Ð) 25,200 486
Scorpio Tankers, Inc. 127,527 3,342
SkyWest, Inc. 60,440 3,669
Spartan Motors, Inc. 17,107 206
Spirit AeroSystems Holdings, Inc. Class A 11,140 856
Spirit Airlines, Inc.(Æ) 51,615 2,190
SPX Corp.(Æ) 7,867 275
SPX FLOW, Inc.(Æ) 18,900 767
Standex International Corp. 50,033 3,521
StealthGas , Inc.(Æ) 829,372 3,019
Steelcase, Inc. Class A 213,155 3,604
Sterling Construction Co., Inc.(Æ) 30,000 376
Sykes Enterprises, Inc.(Æ) 46,339 1,311
Terex Corp. 31,090 947
Tetra Tech, Inc. 97,975 7,760
Titan International, Inc. 26,000 98
TopBuild Corp.(Æ) 23,283 1,889
TreeHouse Foods, Inc.(Æ) 74,369 4,413
TriNet Group, Inc.(Æ) 8,322 612
TrueBlue , Inc.(Æ) 83,303 1,647
Tutor Perini Corp.(Æ) 408,043 5,329
Ultralife Corp.(Æ) 281,641 2,459
UniFirst Corp. 6,802 1,339
Universal Truckload Services, Inc. 4,280 84
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 25,100 128
USA Truck, Inc.(Æ) 126,745 1,029
Vectrus , Inc.(Æ) 76,550 3,096
Vishay Precision Group, Inc.(Æ) 42,871 1,747
Wabash National Corp. 25,024 396
WageWorks , Inc.(Æ) 112,353 5,749
Watts Water Technologies, Inc. Class A 12,597 1,169
Welbilt , Inc.(Æ) 269,615 4,427
Werner Enterprises, Inc.(Ñ) 21,168 702
WESCO International, Inc.(Æ) 20,300 1,030
Willdan Group, Inc.(Æ) 62,778 2,196
WillScot Corp.(Æ)(Ñ) 186,999 2,977
WNS Holdings, Ltd. - ADR 27,151 1,711

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
YRC Worldwide, Inc.(Æ) 528,917 1,724
282,480
Technology - 12.3%
A10 Networks, Inc.(Æ) 40,600 308
Adesto Technologies Corp.(Æ)(Ñ) 147,000 1,252
ADTRAN, Inc. 76,966 855
Agilysys , Inc.(Æ) 3,284 81
Allot Communications, Ltd.(Æ) 208,749 1,511
Alpha & Omega Semiconductor, Ltd.(Æ) 74,047 752
Ambarella , Inc.(Æ)(Ñ) 18,372 918
Amkor Technology, Inc.(Æ) 56,600 522
Anixter International, Inc.(Æ) 650 42
Arlo Technologies, Inc.(Æ)(Ð) 141,813 610
Arrow Electronics, Inc.(Æ)(Ð) 32,700 2,374
Aspen Technology, Inc.(Æ) 9,312 1,228
Avaya Holdings Corp.(Æ) 150,977 1,818
Avnet, Inc. 37,270 1,693
Axcelis Technologies, Inc.(Æ) 44,854 720
Benchmark Electronics, Inc. 102,391 2,770
Blackline, Inc.(Æ) 8,830 394
Bottomline Technologies, Inc.(Æ) 14,540 612
Box, Inc. Class A(Æ)(Ð) 128,954 2,132
Brightcove , Inc.(Æ) 5,500 69
CalAmp Corp.(Æ) 149,796 1,672
Calix, Inc.(Æ) 53,414 335
Carbonite, Inc.(Æ)(Ð) 2,900 52
Cars.com, Inc.(Æ)(Ñ) 96,180 1,827
Casa Systems, Inc.(Æ) 13,525 89
ChannelAdvisor Corp.(Æ) 11,683 107
Cirrus Logic, Inc.(Æ)(Û) 95,362 4,678
Cloudera, Inc.(Æ)(Ñ) 115,831 693
CommScope Holding Co., Inc.(Æ)(Ð) 57,900 827
CommVault Systems, Inc.(Æ)(Ð) 57,052 2,593
comScore, Inc.(Æ)(Ð) 37,200 123
Comtech Telecommunications Corp. 8,200 244
Conduent , Inc.(Æ)(Ð) 121,501 1,106
Cornerstone OnDemand , Inc.(Æ)(Ð) 41,204 2,440
Daktronics, Inc. 43,401 275
Dell Technologies, Inc. Class C(Æ) 1,300 75
Diebold Nixdorf, Inc.(Æ)(Ð) 19,205 267
Digi International, Inc.(Æ) 8,300 109
Digital Turbine, Inc.(Æ) 127,651 693
Donnelley Financial Solutions, Inc.(Æ) 8,200 112
DSP Group, Inc.(Æ) 61,000 984
EMCORE Corp.(Æ) 22,700 68
ePlus , Inc.(Æ) 15,052 1,143
Everbridge , Inc.(Æ) 37,516 3,838
Evolent Health, Inc. Class A(Æ) 31,606 216
F5 Networks, Inc.(Æ) 1,840 270
Fabrinet (Æ) 9,754 524
FireEye, Inc.(Æ)(Ð) 298,064 4,471
Five9, Inc.(Æ) 93,341 4,608
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 37,590 1,548
Glu Mobile, Inc.(Æ) 4,900 37
Harmonic, Inc.(Æ)(Ð) 5,566 42
HubSpot , Inc.(Æ)(Ð) 390 70
II-VI, Inc.(Æ)(Ñ) 68,428 2,717
Infinera Corp.(Æ)(Ð) 159,612 616
Insight Enterprises, Inc.(Æ) 30,087 1,655
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
InterDigital , Inc. 9,722 626
Intevac, Inc.(Æ) 7,630 39
Jabil Circuit, Inc. 49,200 1,519
Juniper Networks, Inc. 20,500 554
Kemet Corp. 54,580 1,098
Kimball Electronics, Inc.(Æ) 444,246 7,063
Knowles Corp.(Æ) 20,895 425
Lattice Semiconductor Corp.(Æ) 38,424 743
Leaf Group, Ltd.(Æ) 192,518 1,174
Liberty Latin America, Ltd. Class C(Æ)(Ð) 53,600 879
Limelight Networks, Inc.(Æ) 593,358 1,608
LiveRamp Holdings, Inc.(Æ) 12,331 650
LogMeIn, Inc. 63,902 4,855
ManTech International Corp. Class A 14,364 988
Medallia , Inc.(Æ) 48,126 1,918
Meet Group, Inc.(Æ)(Ð) 51,100 176
Mercury Systems, Inc.(Æ) 26,589 2,168
MicroStrategy , Inc. Class A(Æ) 28,117 3,845
Mimecast, Ltd.(Æ) 10,193 485
MiX Telematics, Ltd. - ADR 62,388 933
MobileIron , Inc.(Æ) 97,434 672
Model N, Inc.(Æ)(Ð) 22,588 494
Monotype Imaging Holdings, Inc. 64,341 1,285
NeoPhotonics Corp.(Æ)(Ð) 377,559 1,733
NETGEAR, Inc.(Æ)(Ð) 35,993 1,218
NetScout Systems, Inc.(Æ)(Ð) 141,129 3,675
NIC, Inc. 40,262 730
Nice, Ltd. - ADR(Æ) 6,585 1,006
nLight , Inc.(Æ)(Ñ) 24,877 409
Nuance Communications, Inc.(Æ)(Ð) 52,607 875
Ooma , Inc.(Æ) 195,723 2,551
PC Connection, Inc. 30,210 988
PC-Telephone, Inc.(Æ) 2,921 13
Pegasystems , Inc. 10,800 816
Perficient , Inc.(Æ) 130,403 4,456
Perspecta , Inc. 218,894 5,107
Photronics , Inc.(Æ) 76,558 737
Pixelworks , Inc.(Æ) 2,200 7
PlayAGS , Inc.(Æ) 214,939 4,032
Plexus Corp.(Æ) 14,059 839
Pluralsight , Inc. Class A(Æ) 41,462 1,272
Power Integrations, Inc. 81,619 7,432
Presidio, Inc. 33,900 475
Progress Software Corp. 15,557 673
Proofpoint , Inc.(Æ) 26,863 3,390
QAD, Inc. Class A 9,970 430
Qualys , Inc.(Æ) 9,329 808
Rambus, Inc.(Æ) 48,624 606
RealPage , Inc.(Æ) 17,545 1,096
Resideo Technologies, Inc.(Æ) 183,488 3,460
Ribbon Communications, Inc.(Æ) 20,400 100
Rubicon Project, Inc. (The)(Æ) 211,654 1,610
Rudolph Technologies, Inc.(Æ) 22,807 614
SailPoint Technologies Holding, Inc.(Æ) 20,933 443
Sanmina Corp.(Æ) 23,476 745
ScanSource , Inc.(Æ) 39,180 1,331
Semtech Corp.(Æ) 12,053 637
ShotSpotter, Inc.(Æ)(Ñ) 55,903 2,101
Silicon Laboratories, Inc.(Æ) 9,886 1,109
SMART Global Holdings, Inc.(Æ) 109,528 3,334

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Smartsheet , Inc. Class A(Æ) 14,268 712
Sonim Technologies, Inc.(Æ)(Ñ) 44,250 490
Sonos , Inc.(Æ)(Ð) 21,300 231
Stratasys , Ltd.(Æ) 18,400 513
Switch, Inc. Class A(Ñ) 193,911 2,631
Synaptics , Inc.(Æ)(Ð) 34,600 1,113
Synchronoss Technologies, Inc.(Æ)(Ð) 29,600 239
SYNNEX Corp. 56,312 5,549
Tech Data Corp.(Æ) 24,934 2,527
TeleNav , Inc.(Æ) 50,956 481
Tenable Holdings, Inc.(Æ) 5,800 145
Trade Desk, Inc. (The) Class A(Æ)(Ñ) 4,661 1,227
TrueCar , Inc.(Æ)(Ð) 52,500 267
Twilio , Inc. Class A(Æ) 3,580 498
Ultra Clean Holdings(Æ) 35,295 515
Unisys Corp.(Æ)(Ñ) 638,736 7,913
Universal Display Corp.(Ñ) 22,551 4,760
Upland Software, Inc.(Æ) 47,073 2,071
Varonis Systems, Inc.(Æ)(Ð) 3,900 280
Veeco Instruments, Inc.(Æ)(Ð) 53,702 640
Vishay Intertechnology , Inc. 37,792 642
Workiva , Inc. Class 3(Æ) 40,636 2,337
Yelp, Inc. Class A(Æ) 1,800 63
Zscaler , Inc.(Æ)(Ñ) 6,253 527
Zynga, Inc. Class A(Æ)(Ð) 102,333 653
193,864
Utilities - 5.8%
ALLETE, Inc. 28,606 2,487
American States Water Co. 74,882 5,802
Antero Midstream Corp.(Ñ) 390,510 3,561
ATN International, Inc.(Æ) 6,249 352
Avista Corp.(Û) 96,200 4,428
Berry Petroleum Corp.(Ð) 38,200 374
Black Hills Corp. 11,615 919
Boingo Wireless, Inc.(Æ) 159,552 2,396
California Water Service Group(Ð) 36,908 1,971
Chesapeake Utilities Corp. 5,790 541
Clearway Energy, Inc.(Æ) 15,797 271
Cogent Communications Holdings, Inc.(Ð) 89,377 5,631
El Paso Electric Co. 21,257 1,408
GCI Liberty, Inc. Class A(Æ) 61,477 3,672
Gogo , Inc.(Æ)(Ð) 13,300 56
HighPoint Resources Corp.(Æ) 2,040,119 2,550
Mammoth Energy Services, Inc.(Ñ) 270,245 1,751
MDU Resources Group, Inc. 295,296 7,897
MGE Energy, Inc. 7,977 591
Montage Resources Corp.(Æ) 65,208 218
New Jersey Resources Corp. 21,168 1,056
Northwest Natural Holding Co. 17,881 1,277
NorthWestern Corp. 29,351 2,052
NRG Energy, Inc.(Ð)(Û) 44,200 1,509
ONE Gas, Inc.(Û) 41,067 3,745
Pinnacle West Capital Corp.(Ð) 22,300 2,034
Plains GP Holdings, LP Class A(Æ)(Ð) 5,500 133
PNM Resources, Inc. 11,614 577
Portland General Electric Co.(Ð) 54,093 2,967
RingCentral, Inc. Class A(Æ) 15,038 2,135
Rosehill Resources, Inc. Class A(Æ) 137,800 389
SandRidge Energy, Inc.(Æ) 95,730 646
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SJW Group 11,363 737
South Jersey Industries, Inc. 255,711 8,708
Southwest Gas Holdings, Inc. 36,070 3,207
Spire, Inc. 16,650 1,372
Spok Holdings, Inc. 47,778 621
Talos Energy, Inc.(Æ)(Ð) 21,300 438
Unitil Corp. 26,937 1,577
Vistra Energy Corp. 169,108 3,629
Vonage Holdings Corp.(Æ) 390,549 4,843
90,528
Total Common Stocks
(cost $1,415,925) 1,588,715
Warrants & Rights - 0.0%
TETRA Technologies, Inc.
2021 Warrants (Æ)( Š) 93,700
7
Total Warrants & Rights
(cost $21) 7
Short-Term Investments - 3.6%
U.S. Cash Management Fund(@) 56,651,500 (∞) 56,674
Total Short-Term Investments
(cost $56,663) 56,674
Other Securities - 6.9%
U.S. Cash Collateral Fund(×)(@) 108,140,132 (∞)
108,140
Total Other Securities
(cost $108,140) 108,140
Total Investments 111.4%
(identified cost $1,580,749) 1,753,536
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.9)%
Akoustis Technologies, Inc.(Æ) (1,100) (6)
American Outdoor Brands Corp.(Æ) (69,847) (673)
Ascena Retail Group, Inc.(Æ) (219,119) (97)
At Home Group, Inc.(Æ) (23,900) (143)
Callaway Golf Co. (1,034) (19)
Carvana Co.(Æ) (1,600) (102)
Castle Brands, Inc.(Æ) (14,900) (8)
Century Communities, Inc.(Æ) (37,459) (1,033)
Dick's Sporting Goods, Inc. (10,880) (404)
DISH Network Corp. Class A(Æ) (6,770) (229)
Entercom Communications Corp. Class A (85,800) (487)
Fox Factory Holding Corp.(Æ) (4,338) (347)
Harley-Davidson, Inc. (14,550) (521)
Houghton Mifflin Harcourt Co.(Æ) (4,000) (23)
Leggett & Platt, Inc. (27,234) (1,089)
LGI Homes, Inc.(Æ) (8,170) (574)
Lovesac Co. (The)(Æ) (2,100) (45)
Mattel, Inc.(Æ) (44,900) (656)
Meredith Corp. (6,900) (379)
Michaels Cos., Inc. (The)(Æ) (42,000) (289)
Movado Group, Inc. (22,810) (601)
New Home Co., Inc. (The)(Æ) (4,179) (17)
Newell Rubbermaid, Inc. (39,000) (553)
Office Depot, Inc. (92,397) (188)
Papa John's International, Inc. (7,400) (329)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Party City Holdco, Inc.(Æ) (126,900) (810)
Penn National Gaming, Inc.(Æ) (27,300) (533)
PetIQ , Inc.(Æ) (14,044) (481)
Sally Beauty Holdings, Inc.(Æ) (30,300) (416)
Shoe Carnival, Inc. (5,700) (145)
Strategic Education, Inc.(Æ) (1,500) (267)
Tenneco, Inc. Class A (8,100) (73)
Thor Industries, Inc. (11,530) (687)
Tile Shop Holdings, Inc. (19,300) (50)
Universal Electronics, Inc.(Æ) (4,025) (172)
Vitamin Shoppe, Inc.(Æ) (17,571) (78)
William Lyon Homes Class A(Æ) (25,080) (493)
Williams-Sonoma, Inc. (4,400) (293)
Winnebago Industries, Inc. (26,500) (1,068)
(14,378)
Consumer Staples - (0.2)%
Dean Foods Co. (114,000) (165)
Energizer Holdings, Inc. (24,850) (1,046)
Hain Celestial Group, Inc. (The)(Æ) (34,200) (745)
Limoneira Co. (14,180) (281)
MGP Ingredients, Inc. (9,000) (450)
Spectrum Brands Holdings, Inc. (7,600) (381)
(3,068)
Energy - (0.3)%
Abraxas Petroleum Corp.(Æ) (185,100) (161)
Advanced Emissions Solutions, Inc. (4,800) (61)
Callon Petroleum Co.(Æ) (75,800) (373)
Chesapeake Energy Corp.(Æ) (35,400) (64)
Contango Oil & Gas Co.(Æ) (5,100) (7)
First Solar, Inc.(Æ) (7,690) (496)
Gulfport Energy Corp.(Æ) (38,500) (146)
Hornbeck Offshore Services, Inc.(Æ) (8,738) (9)
Independence Contract Drilling, Inc.(Æ) (3,400) (4)
Matador Resources Co.(Æ) (60,400) (1,065)
Nine Energy Service, Inc.(Æ) (29,511) (380)
Pacific Ethanol, Inc.(Æ) (32,600) (18)
Profire Energy, Inc.(Æ) (7,200) (11)
QEP Resources, Inc. (33,400) (165)
Range Resources Corp. (166,800) (949)
Ring Energy, Inc.(Æ) (71,001) (174)
Select Energy Services, Inc. Class A(Æ) (16,100) (164)
SunPower Corp. Class A(Æ) (35,800) (419)
(4,666)
Financial Services - (1.1)%
AGNC Investment Corp.(Æ) (68,900) (1,181)
Agree Realty Corp.(ö) (3,400) (227)
Anworth Mortgage Asset Corp.(ö) (18,063) (70)
Apollo Commercial Real Estate Finance,
Inc.(ö) (63,400) (1,193)
Arbor Realty Trust, Inc.(ö) (76,900) (937)
CBL & Associates Properties, Inc.(ö) (263,657) (277)
Chimera Investment Corp.(ö) (65,700) (1,267)
Colony Credit Real Estate, Inc.(ö) (3,000) (49)
Dynex Capital, Inc.(ö) (18,200) (297)
Encore Capital Group, Inc.(Æ) (12,500) (450)
First Financial Bancorp (21,300) (543)
Granite Point Mortgage Trust, Inc.(ö) (23,069) (441)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (23,640) (649)
Helios Technologies, Inc.(Æ) (10,330) (485)
Howard Hughes Corp. (The)(Æ) (4,380) (591)
Jernigan Capital, Inc.(ö) (7,800) (155)
Ladder Capital Corp. Class A(ö) (17,800) (300)
MBIA, Inc.(Æ) (33,100) (309)
Moelis & Co. Class A (5,200) (189)
New Residential Investment Corp.(ö) (74,400) (1,167)
New York Mortgage Trust, Inc.(ö) (19,800) (121)
Newmark Group, Inc. Class A (33,800) (333)
Pebblebrook Hotel Trust(ö) (42,470) (1,189)
Pennsylvania Real Estate Investment Trust(ö) (107,900) (645)
Potlatch Corp.(ö) (15,980) (588)
PRA Group, Inc.(Æ) (7,900) (246)
Ready Capital Corp.(Æ) (16,550) (254)
Realogy Holdings Corp. (94,273) (491)
Redwood Trust, Inc.(ö) (16,201) (274)
Tanger Factory Outlet Centers, Inc.(ö) (33,800) (537)
Two Harbors Investment Corp.(ö) (50,300) (677)
Virtu Financial, Inc. Class A (25,600) (555)
Washington Prime Group, Inc.(ö) (214,000) (777)
(17,464)
Health Care - (0.6)%
Aclaris Therapeutics, Inc.(Æ) (33,456) (43)
Alphatec Holdings, Inc.(Æ) (4,988) (23)
American Renal Associates Holdings, Inc.
(Æ) (17,954) (137)
Antares Pharma, Inc.(Æ) (18,904) (60)
Arena Pharmaceuticals, Inc.(Æ) (900) (56)
ArQule , Inc.(Æ) (10,000) (101)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,100) (61)
Athenex , Inc.(Æ) (19,119) (344)
Bio-Rad Laboratories, Inc. Class A(Æ) (1,819) (573)
Cambrex Corp.(Æ) (19,700) (863)
Capital Senior Living Corp.(Æ) (16,883) (90)
Cara Therapeutics, Inc.(Æ) (2,700) (65)
Celldex Therapeutics, Inc.(Æ) (13,873) (30)
Corcept Therapeutics, Inc.(Æ) (7,500) (84)
Dynavax Technologies Corp.(Æ) (12,900) (36)
Emergent BioSolutions , Inc.(Æ) (12,000) (530)
Enzo Biochem , Inc.(Æ) (9,500) (37)
iRhythm Technologies, Inc.(Æ) (1,100) (91)
LHC Group, Inc.(Æ) (6,310) (799)
Ligand Pharmaceuticals, Inc. Class B(Æ) (10,560) (966)
MannKind Corp.(Æ) (24,600) (28)
Matinas BioPharma Holdings, Inc.(Æ) (32,800) (27)
Medicines Co. (The)(Æ) (4,400) (158)
Miragen Therapeutics, Inc.(Æ) (4,114) (8)
Myriad Genetics, Inc.(Æ) (4,900) (143)
Nektar Therapeutics(Æ) (1,720) (49)
NeoGenomics , Inc.(Æ) (7,218) (176)
OncoCyte Corp.(Æ) (28,362) (50)
OPKO Health, Inc.(Æ) (240,379) (507)
Option Care Health, Inc.(Æ) (78,974) (223)
Owens & Minor, Inc. (41,238) (112)
Prestige Brands Holdings, Inc.(Æ) (36,989) (1,280)
REGENXBIO, Inc.(Æ) (1,200) (53)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sangamo BioSciences , Inc.(Æ) (31,900) (383)
Sientra , Inc.(Æ) (6,800) (41)
Synlogic , Inc.(Æ) (8,887) (50)
Tabula Rasa HealthCare, Inc.(Æ) (6,685) (403)
Teladoc Health, Inc.(Æ) (5,790) (395)
ViewRay , Inc.(Æ) (5,200) (47)
Xeris Pharmaceuticals, Inc.(Æ) (4,100) (48)
(9,170)
Materials and Processing - (0.2)%
Beacon Roofing Supply, Inc.(Æ) (12,270) (445)
Coeur Mining, Inc.(Æ) (22,800) (105)
Cornerstone Building Brands, Inc.(Æ) (45,452) (265)
Covia Holdings Corp.(Æ) (26,895) (47)
Hecla Mining Co. (538,517) (996)
Livent Corp.(Æ) (30,400) (196)
NN, Inc. (27,500) (226)
Northwest Pipe Co.(Æ) (2,064) (48)
Rayonier Advanced Materials, Inc. (27,500) (128)
SiteOne Landscape Supply, Inc.(Æ) (6,030) (445)
Universal Stainless & Alloy Products, Inc.(Æ) (13,789) (223)
(3,124)
Producer Durables - (0.5)%
Altra Industrial Motion Corp. (29,200) (839)
Aqua Metals, Inc.(Æ) (12,629) (24)
Argan , Inc. (3,700) (152)
Coda Octopus Group, Inc.(Æ) (4,300) (51)
Concrete Pumping Holdings, Inc.(Æ) (4,161) (17)
Construction Partners, Inc. Class A(Æ) (9,700) (152)
CRA International, Inc. (3,853) (167)
GP Strategies Corp.(Æ) (9,703) (154)
Healthcare Services Group, Inc. (24,200) (579)
Iteris , Inc.(Æ) (19,060) (103)
Knight-Swift Transportation Holdings, Inc.
(Æ) (31,600) (1,133)
LCI Industries (7,800) (715)
Macquarie Infrastructure Corp. (25,230) (1,046)
Quad/Graphics, Inc. (34,771) (393)
RR Donnelley & Sons Co. (84,550) (171)
Snap-on, Inc. (3,730) (569)
Stericycle, Inc.(Æ) (12,290) (565)
Willdan Group, Inc.(Æ) (6,380) (223)
(7,053)
Technology - (0.6)%
Alteryx, Inc. Class A(Æ) (2,510) (295)
AXT, Inc.(Æ) (7,028) (30)
Brooks Automation, Inc. (8,100) (314)
Calyxt , Inc.(Æ) (4,839) (45)
Cars.com, Inc.(Æ) (57,006) (1,083)
Ciena Corp.(Æ) (1,000) (45)
Cloudera, Inc.(Æ) (10,630) (64)
Cognex Corp. (6,700) (295)
Cohu , Inc. (26,100) (396)
Digimarc Corp.(Æ) (3,980) (180)
Diodes, Inc.(Æ) (25,040) (1,067)
Ebix , Inc. (13,800) (635)
Envestnet , Inc.(Æ) (8,380) (598)
Evolent Health, Inc. Class A(Æ) (53,347) (364)
Immersion Corp.(Æ) (21,400) (172)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kopin Corp.(Æ) (19,000) (22)
Match Group, Inc. (4,370) (329)
Microvision , Inc.(Æ) (56,983) (36)
MongoDB, Inc.(Æ) (1,000) (143)
NAPCO Security Technologies, Inc.(Æ) (19,696) (570)
Park City Group, Inc.(Æ) (2,190) (11)
Science Applications International Corp. (7,800) (666)
TTM Technologies, Inc.(Æ) (71,800) (751)
Ultra Clean Holdings(Æ) (27,700) (404)
Upland Software, Inc.(Æ) (4,600) (202)
Vishay Intertechnology , Inc. (1,400) (24)
Zix Corp.(Æ) (59,500) (542)
(9,283)
Utilities - (0.1)%
Antero Midstream Corp. (120,200) (1,096)
Chaparral Energy, Inc. Class A(Æ) (50,056) (178)
Earthstone Energy, Inc. Class A(Æ) (9,900) (43)
Extraction Oil & Gas, Inc.(Æ) (79,300) (294)
HighPoint Resources Corp.(Æ) (32,600) (41)
Internap Corp.(Æ) (16,800) (50)
(1,702)
Total Securities Sold Short
(proceeds $72,337) (69,908)
Other Assets and Liabilities, Net
- (6.9%)
(108,925)
Net Assets - 100.0%
1,574,703

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 725 USD 57,155 09/19
794
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
794
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 210,169 $ — $ —
$ —
$ 210,169
Consumer Staples 50,053 — —
—
50,053
Energy 58,057 — —
—
58,057
Financial Services 411,450 — —
—
411,450
Health Care 197,718 — —
—
197,718
Materials and Processing 94,396 — —
—
94,396
Producer Durables 282,480 — —
—
282,480
Technology 193,864 — —
—
193,864
Utilities 90,528 — —
—
90,528
Warrants & Rights — — 7
—
7
Short-Term Investments — — —
56,674
56,674
Other Securities — — —
108,140
108,140
Total Investments 1,588,715 — 7 164,814 1,753,536
Securities Sold Short
**
(69,908) — — — (69,908)
Other Financial Instruments
Assets
Futures Contracts 794 — — — 794
Total Other Financial Instruments
*
$ 794 $ — $ — $ — $ 794
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Argentina - 0.2%
YPF SA - ADR 199,381 3,280
Australia - 2.2%
AGL Energy, Ltd. 155,599 2,227
Alumina, Ltd. 195,492 311
Aristocrat Leisure, Ltd. 206,489 4,312
ASX, Ltd. - ADR 10,217 615
Australia & New Zealand Banking
Group, Ltd. - ADR 120,408 2,292
Bendigo & Adelaide Bank, Ltd. 66,757 523
BHP Billiton, Ltd. - ADR 12,834 355
Caltex Australia, Ltd. 26,814 493
Commonwealth Bank of Australia - ADR 102,812 5,775
CSL, Ltd. 60,611 9,465
Dexus Property Group(Æ)(ö) 102,443 917
Macquarie Group, Ltd. 40,140 3,507
Mirvac Group(ö) 223,810 491
National Australia Bank, Ltd. - ADR 126,870 2,466
Origin Energy, Ltd. 213,981 1,149
Scentre Group(ö) 474,537 1,291
South32, Ltd. Class B 323,094 693
Stockland(ö) 164,231 512
Telstra Corp., Ltd. 386,312 1,046
Treasury Wine Estates, Ltd. 310,841 3,747
Wesfarmers, Ltd.(Æ) 60,815 1,625
Westpac Banking Corp. 128,850 2,518
Woodside Petroleum, Ltd. 131,374 3,085
49,415
Austria - 0.2%
Erste Group Bank AG(Æ) 44,836 1,603
OMV AB 28,698 1,435
Voestalpine AG 35,729 946
3,984
Belgium - 0.6%
Ageas 151,404 8,148
KBC Groep NV 67,137 4,312
Solvay SA 15,439 1,578
14,038
Bermuda - 0.0%
NWS Holdings, Ltd. 136,000 252
Brazil - 0.2%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 100,684 4,378
Canada - 4.6%
Algonquin Power & Utilities Corp. 643,584 8,018
ARC Resources, Ltd. 114,864 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atco, Ltd. Class I 21,280 709
Bank of Montreal 54,473 4,078
Bank of Nova Scotia (The) 90,083 4,809
Barrick Gold Corp. 361,786 5,880
BCE, Inc. 39,694 1,794
Brookfield Asset Management, Inc.
Class A 57,531 2,819
Cameco Corp. Class A 98,295 903
Canadian Imperial Bank of Commerce 30,022 2,362
Canadian National Railway Co. 47,979 4,541
Canadian Natural Resources, Ltd. 95,713 2,424
Cenovus Energy, Inc. 200,496 1,864
Enbridge, Inc. 96,970 3,239
Encana Corp. 428,528 1,958
First Capital Realty, Inc. Class A 26,773 443
First Quantum Minerals, Ltd. 285,710 2,632
Fortis, Inc. 289,518 11,412
George Weston, Ltd. 13,999 1,107
Great-West Lifeco, Inc. 87,811 1,928
Healthcare Realty Trust, Inc.(Æ)(ö) 25,996 447
Husky Energy, Inc. 56,733 440
iA Financial Corp., Inc. 26,757 1,074
Imperial Oil, Ltd. 72,540 1,986
Kinross Gold Corp.(Æ) 625,009 2,513
Magna International, Inc. Class A 28,726 1,449
Manulife Financial Corp. 105,300 1,907
National Bank of Canada 18,954 917
Power Corp. of Canada 69,663 1,477
Power Financial Corp. 46,247 1,012
Quebecor, Inc. Class B 19,193 435
RioCan Real Estate Investment Trust(ö) 35,110 692
Royal Bank of Canada - GDR 91,169 7,199
Shaw Communications, Inc. Class B 32,457 636
Sun Life Financial, Inc. 120,874 5,023
Suncor Energy, Inc. 71,633 2,055
TC Energy Corp.(Æ) 47,514 2,326
Teck Resources, Ltd. Class B 59,505 1,217
Toronto Dominion Bank 124,749 7,293
Tourmaline Oil Corp. 50,157 661
104,266
Cayman Islands - 0.1%
Sunny Optical Technology Group Co.,
Ltd. 230,307 2,689
China - 2.1%
Alibaba Group Holding, Ltd. - ADR(Æ) 42,701 7,392
China Telecom Corp., Ltd. Class H 9,582,000 4,295
China Tower Corp., Ltd. Class H(Þ) 14,007,876 3,628

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ctrip.com International, Ltd. - ADR 73,570 2,868
Dongfeng Motor Group Co., Ltd. Class H 6,114,000 5,472
Lenovo Group, Ltd. 8,098,143 6,506
Ping An Insurance Group Co. of China,
Ltd. Class H 370,522 4,395
Sands China, Ltd. 792,315 3,830
Tencent Holdings, Ltd. 204,788 9,577
47,963
Denmark - 1.7%
AP Moller - Maersk A/S Class B 17,145 19,201
Coloplast A/S Class B 43,047 5,014
Danske Bank A/S 315,924 4,683
Drilling Co. of 1972 (The)(Æ) 3,175 214
DSV A/S 37,825 3,605
Novo Nordisk A/S Class B 96,915 4,652
37,369
Finland - 0.8%
Elisa OYJ Class A 9,419 442
Kone OYJ Class B 60,073 3,424
Neste OYJ 57,392 1,897
Nokia OYJ 934,399 5,035
Nordea Bank AB 188,234 1,204
Sampo OYJ Class A 21,405 891
Stora Enso OYJ Class R 84,168 969
Tikkurila OYJ 9,974 155
UPM-Kymmene OYJ 93,639 2,525
Wartsila OYJ Abp Class B 32,523 408
16,950
France - 10.3%
Air France-KLM(Æ) 61,199 637
Air Liquide SA Class A 115,974 16,006
Airbus Group SE 31,152 4,404
Amundi SA(Þ) 108,453 7,474
Arkema SA 11,959 1,076
Atos SE 13,192 1,063
AXA SA 135,096 3,414
BNP Paribas SA 215,627 10,020
Bouygues SA - ADR 130,988 4,679
Capgemini SE 28,879 3,663
Carrefour SA 35,234 677
Cie de Saint-Gobain 291,503 11,162
Cie Generale des Etablissements
Michelin SCA Class B 13,224 1,463
CNP Assurances 19,820 410
Covivio(ö) 6,802 694
Credit Agricole SA 138,540 1,644
Danone SA 22,328 1,936
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eiffage SA 15,899 1,569
Engie SA 454,972 6,967
Eurazeo SE 13,050 875
Hermes International 8,200 5,763
Klepierre SA - GDR(ö) 39,289 1,209
L'Oreal SA 71,185 19,034
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,217 1,744
Natixis SA 192,597 772
Orange SA - ADR 80,519 1,195
Pernod Ricard SA 32,809 5,745
Peugeot SA 65,499 1,538
Publicis Groupe SA - ADR 238,013 11,767
Renault SA 100,586 5,589
Rexel SA Class H 1,529,540 17,085
Safran SA 92,863 13,307
Sanofi - ADR 71,480 5,964
Schneider Electric SE 199,199 17,150
SCOR SE - ADR 168,183 6,914
Societe Generale SA 257,186 6,300
Total SA 471,410 24,428
Unibail-Rodamco-Westfield(ö) 8,571 1,147
Vicat SA 77,020 3,482
Vinci SA 17,530 1,797
231,763
Germany - 4.5%
adidas AG 13,511 4,333
Allianz SE 25,018 5,832
BASF SE 35,249 2,355
Bayer AG 16,601 1,078
Bayerische Motoren Werke AG 30,364 2,238
Beiersdorf AG 21,672 2,518
Commerzbank AG 94,323 644
Continental AG 7,210 997
Covestro AG(Þ) 14,820 673
Daimler AG 122,673 6,348
Deutsche Boerse AG 116,243 16,260
Deutsche Post AG 17,678 576
Deutsche Telekom AG 77,152 1,269
E.ON SE 224,356 2,245
Evonik Industries AG 28,401 815
Fresenius SE & Co. KGaA 9,236 466
GEA Group AG 24,383 613
Hannover Rueck SE 15,741 2,466
HeidelbergCement AG 12,723 924
Infineon Technologies AG - ADR 170,857 3,238
Metro AG(Æ) 185,786 1,185

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Metro Wholesale & Food Specialist AG 235,541 3,645
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 22,974 5,538
RWE AG 141,529 3,829
Salzgitter AG 11,787 259
SAP SE 15,055 1,868
SAP SE - ADR 148,306 18,246
Siemens AG 74,772 8,208
Symrise AG 16,854 1,561
Uniper SE 15,068 465
Vonovia SE 10,789 528
101,220
Hong Kong - 3.1%
AIA Group, Ltd. 1,400,546 14,275
Bank of East Asia, Ltd. (The) 48,000 139
China Mobile, Ltd. 668,000 5,686
China Resources Power Holdings Co.,
Ltd. 7,638,000 10,997
China Unicom Hong Kong, Ltd. 6,060,000 5,871
CK Asset Holdings, Ltd. 160,157 1,205
CK Hutchison Holdings, Ltd. Class B 209,131 1,957
CK Infrastructure Holdings, Ltd. 254,000 1,968
Hang Seng Bank, Ltd. 85,200 2,020
Henderson Land Development Co., Ltd. 151,720 783
Hongkong Land Holdings, Ltd. 253,600 1,548
Hysan Development Co., Ltd. 110,000 525
Jardine Matheson Holdings, Ltd. 44,500 2,708
Jardine Strategic Holdings, Ltd. 22,900 789
Kerry Properties, Ltd. 55,500 209
Link REIT(ö) 371,000 4,326
MTR Corp., Ltd. 691,000 4,531
New World Development Co., Ltd. 672,000 941
Power Assets Holdings, Ltd. 112,000 802
Sun Hung Kai Properties, Ltd. 83,000 1,334
Swire Pacific, Ltd. Class A 148,500 1,686
Swire Properties, Ltd. 110,200 399
Techtronic Industries Co., Ltd. 326,789 2,447
WH Group, Ltd.(Þ) 810,000 790
Wharf Holdings, Ltd. (The) 165,000 402
Wharf Real Estate Investment Co., Ltd. 39,000 247
Wheelock & Co., Ltd. 157,000 991
69,576
India - 1.6%
Canara Bank(Æ) 695,582 2,386
HDFC Bank, Ltd. - ADR 212,742 24,460
Infosys, Ltd. - ADR(Ñ) 684,965 7,754
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NTPC, Ltd. 186,941 344
34,944
Indonesia - 0.2%
Bank Central Asia Tbk PT 1,872,115 4,117
Ireland - 0.5%
Bank of Ireland Group PLC 937,851 4,128
CRH PLC 64,385 2,143
Paddy Power Betfair PLC 6,096 483
Willis Towers Watson PLC(Æ) 20,009 3,906
10,660
Israel - 0.2%
Bank Hapoalim BM(Æ) 308,940 2,344
Bank Leumi Le-Israel BM 244,792 1,785
Israel Discount Bank, Ltd. Class A 143,483 622
Mizrahi Tefahot Bank, Ltd.(Æ) 20,349 489
5,240
Italy - 3.4%
Assicurazioni Generali SpA 450,190 8,381
Banca Popolare dell'Emilia Romagna SC 573,078 2,131
Davide Campari-Milano SpA 386,287 3,583
Enel SpA 2,335,649 16,006
ENI SpA - ADR 881,903 13,806
FinecoBank Banca Fineco SpA 309,184 3,063
Intesa Sanpaolo SpA 699,350 1,511
Mediobanca SpA 114,733 1,146
Moncler SpA 63,063 2,585
Poste Italiane SpA(Þ) 95,125 1,016
Saipem SpA(Æ) 811,891 4,014
Snam Rete Gas SpA 338,605 1,662
Telecom Italia SpA(Æ) 5,627,341 3,171
Terna Rete Elettrica Nazionale SpA 286,982 1,747
UniCredit SpA 1,017,847 11,943
75,765
Japan - 18.1%
Aisin Seiki Co., Ltd. 36,300 1,182
ANA Holdings, Inc. 28,000 940
Aozora Bank, Ltd. 44,000 1,006
Asahi Glass Co., Ltd. 34,200 1,047
Asahi Kasei Corp. 142,000 1,445
Astellas Pharma, Inc. 175,700 2,497
Benesse Holdings, Inc. 27,700 649
BML, Inc. 141,900 3,895
Bridgestone Corp. 121,000 4,542
Canon, Inc. 255,800 6,953
Central Japan Railway Co. 13,400 2,690
Chiba Bank, Ltd. (The) 224,000 1,104

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chubu Electric Power Co., Inc. 78,700 1,110
Citizen Watch Co., Ltd. 325,300 1,618
Concordia Financial Group, Ltd. 158,200 557
Cosel Co., Ltd. 98,100 972
Dai Nippon Printing Co., Ltd. 76,400 1,602
Daicel Chemical Industries, Ltd. 43,400 367
Dai-ichi Life Holdings, Inc. 688,825 10,106
Daito Trust Construction Co., Ltd. 17,400 2,250
Daiwa House Industry Co., Ltd. 26,600 753
Daiwa Securities Group, Inc. 112,600 485
DeNA Co., Ltd. 171,800 3,297
Denso Corp. 76,800 3,259
East Japan Railway Co. 22,300 2,044
Eisai Co., Ltd. 47,810 2,585
Electric Power Development Co., Ltd. 42,300 951
Fuji Heavy Industries, Ltd. 76,700 1,784
Fuji Media Holdings, Inc. 26,900 350
FUJIFILM Holdings Corp. 33,900 1,607
Fujitsu, Ltd. 229,600 18,021
Fukuoka Financial Group, Inc. 123,900 2,263
GMO Payment Gateway, Inc. 6,400 467
Gree, Inc. 210,800 988
Hankyu Hanshin Holdings, Inc. 41,000 1,439
Hitachi Metals, Ltd. 1,400,400 14,768
Hitachi, Ltd. 27,800 989
Honda Motor Co., Ltd. 977,170 24,232
Ibiden Co., Ltd. 48,000 857
Icom, Inc. 59,500 1,231
Iida Group Holdings Co., Ltd. 322,900 5,300
Inpex Corp. 1,841,600 16,156
Isuzu Motors, Ltd. 626,900 6,913
ITOCHU Corp. 153,000 2,919
Japan Airlines Co., Ltd. 41,500 1,299
Japan Exchange Group, Inc. 29,100 426
Japan Post Bank Co., Ltd. Class A 113,900 1,105
Japan Post Holdings Co., Ltd. 185,300 1,815
Japan Tobacco, Inc. 85,100 1,889
JFE Holdings, Inc. 56,400 747
JGC Corp. 279,700 3,632
JSR Corp. 237,900 3,943
JX Holdings, Inc. 458,700 2,158
Kajima Corp. 85,500 1,100
Kamigumi Co., Ltd. 22,200 510
KDDI Corp. 153,900 4,019
Kirin Holdings Co., Ltd. 50,500 1,097
Komatsu, Ltd. 75,155 1,676
Konica Minolta, Inc. 66,600 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kyushu Electric Power Co., Inc. 37,600 374
Marubeni Corp. 346,200 2,246
Mazda Motor Corp. 128,600 1,267
Medipal Holdings Corp. 28,500 606
Mitsubishi Chemical Holdings Corp. 240,200 1,708
Mitsubishi Corp. 109,900 2,955
Mitsubishi Electric Corp. 212,900 2,782
Mitsubishi Estate Co., Ltd. 232,600 4,255
Mitsubishi Heavy Industries, Ltd. 182,400 7,531
Mitsubishi Materials Corp. 12,800 352
Mitsubishi UFJ Financial Group, Inc. 2,495,000 12,333
Mitsui & Co., Ltd. 449,800 7,321
Mitsui Chemicals, Inc. 33,000 755
Mizuho Financial Group, Inc. 4,117,300 5,822
MS&AD Insurance Group Holdings, Inc. 150,500 4,933
Nidec Corp. 24,930 3,344
Nikon Corp. 168,100 2,271
Nintendo Co., Ltd. 16,420 6,016
Nippon Steel & Sumitomo Metal Corp. 112,500 1,767
Nippon Telegraph & Telephone Corp. 60,832 2,746
Nippon Television Holdings, Inc. 170,100 2,339
Nissan Motor Co., Ltd. 783,800 5,119
Nitto Denko Corp. 89,600 4,436
Nomura Holdings, Inc. 1,531,800 5,021
Nomura Real Estate Holdings, Inc. 20,900 424
NTT DOCOMO, Inc. 109,900 2,635
Obayashi Corp. 117,300 1,109
Oji Holdings Corp. 162,300 838
ORIX Corp. 198,400 2,837
Osaka Gas Co., Ltd. 85,000 1,560
Otsuka Holdings Co., Ltd. 34,700 1,276
Resona Holdings, Inc. 2,274,100 9,236
Ricoh Co., Ltd. 83,700 767
Secom Co., Ltd. 9,200 723
Secom Joshinetsu Co., Ltd. 29,550 963
Seibu Holdings, Inc. 23,900 376
Sekisui Chemical Co., Ltd. 36,500 541
Sekisui House, Ltd. 131,500 2,209
Shimamura Co., Ltd. 37,200 2,630
Shimizu Corp. 99,000 799
Shin-Etsu Chemical Co., Ltd. 35,894 3,656
Shingakukai Co., Ltd. 7,300 39
SoftBank Corp. 71,400 3,618
Sompo Japan Nipponkoa Holdings, Inc. 44,700 1,852
Sony Corp. 49,750 2,826
Sumitomo Chemical Co., Ltd. 313,000 1,430
Sumitomo Corp. 184,900 2,748

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Electric Industries, Ltd. 153,400 1,899
Sumitomo Metal Mining Co., Ltd. 40,000 1,137
Sumitomo Mitsui Financial Group, Inc. 478,200 16,744
Sumitomo Mitsui Trust Holdings, Inc. 175,400 5,990
T&D Holdings, Inc. 533,900 5,994
Taiheiyo Cement Corp. 17,900 503
Takeda Pharmaceutical Co., Ltd. 216,600 7,494
Teijin, Ltd. 28,400 492
THK Co., Ltd. 38,100 960
Tohoku Electric Power Co., Inc. 100,100 1,003
Tokio Marine Holdings, Inc. 233,000 12,368
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 278,900 1,341
Tokyo Electron, Ltd. 16,900 2,869
Tokyo Gas Co., Ltd. 27,800 694
Tokyu Fudosan Holdings Corp. 98,500 571
Toppan Printing Co., Ltd. 86,000 1,405
Toyota Industries Corp. 33,700 1,746
Toyota Motor Corp. 178,800 11,502
Toyota Tsusho Corp. 51,900 1,500
Transcosmos, Inc. 5,900 126
West Japan Railway Co. 24,000 1,960
Yahoo! Japan Corp. 3,190,900 9,334
Yamada Denki Co., Ltd. 191,500 847
Yamato Kogyo Co., Ltd. - GDR 17,200 446
408,473
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 73,462 1,170
Aroundtown SA 149,877 1,199
Spotify Technology SA(Æ) 24,945 3,865
Tenaris SA 58,526 733
6,967
Netherlands - 5.2%
ABN AMRO Group NV(Þ) 48,096 953
Adyen NV(Æ)(Þ) 536 405
Aegon NV 356,916 1,761
ASML Holding NV 22,529 4,997
Euronext NV(Þ) 42,964 3,325
Exor NV 14,666 1,020
Ferrari NV 54,130 8,712
Heineken NV 97,067 10,418
ING Groep NV 1,701,931 18,889
InterXion Holding NV(Æ) 55,603 4,187
Koninklijke Ahold Delhaize NV 130,977 2,961
Koninklijke KPN NV 2,030,886 5,789
NN Group NV 52,330 1,965
Randstad Holding NV 10,530 528
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Dutch Shell PLC Class A 865,652 27,244
TNT NV - ADR 807,232 1,382
Unilever NV 322,625 18,610
Yandex NV Class A(Æ) 109,106 4,279
117,425
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 348,338 4,039
Spark New Zealand, Ltd. 174,453 455
4,494
Norway - 0.6%
DNB ASA 129,712 2,319
Marine Harvest ASA 58,444 1,405
Norsk Hydro ASA 1,491,006 5,089
Orkla ASA 178,496 1,515
Statoil ASA Class N 88,835 1,586
Telenor ASA 95,022 1,926
13,840
Portugal - 0.2%
Energias de Portugal SA 530,418 1,938
Galp Energia SGPS SA Class B 219,966 3,418
5,356
Russia - 0.5%
Gazprom PJSC - ADR 851,815 6,245
Lukoil PJSC - ADR 37,732 3,102
Sberbank of Russia PJSC - ADR 188,103 2,802
12,149
Singapore - 1.6%
Ascendas Real Estate Investment
Trust(ö) 1,433,700 3,181
CapitaLand, Ltd. 487,700 1,280
DBS Group Holdings, Ltd. 405,900 7,757
Keppel Corp., Ltd. - ADR 43,700 202
Oversea-Chinese Banking Corp., Ltd. 159,459 1,330
Singapore Airlines, Ltd.(Æ) 135,700 952
Singapore Technologies Engineering,
Ltd. 630,400 1,938
Singapore Telecommunications, Ltd. 1,721,800 4,158
United Overseas Bank, Ltd. 75,700 1,451
Venture Corp., Ltd. 74,900 840
Wilmar International, Ltd. 4,410,700 12,761
Yangzijiang Shipbuilding Holdings, Ltd. 406,700 422
36,272
South Africa - 0.4%
Anglo American Platinum, Ltd. 16,492 979
Gold Fields, Ltd. - ADR 970,822 4,903
Impala Platinum Holdings, Ltd.(Æ) 259,401 1,393

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MTN Group, Ltd. 264,853 2,080
9,355
South Korea - 1.1%
KB Financial Group, Inc. 126,735 4,640
KT Corp. - ADR 472,343 5,574
POSCO 29,940 5,687
Samsung Electronics Co., Ltd. 77,337 2,951
Shinhan Financial Group Co., Ltd. 176,527 6,469
25,321
Spain - 2.3%
ACS Actividades de Construccion y
Servicios SA 25,741 1,039
Aena SA(Þ) 8,227 1,483
Banco Bilbao Vizcaya Argentaria SA
- ADR 390,512 1,978
Banco Santander SA - ADR 646,550 2,752
Bankia SA 1,762,344 3,481
Bankinter SA 77,291 500
CaixaBank SA 2,309,079 5,688
Cellnex Telecom SA(Æ)(Þ) 514,861 19,203
Enagas SA 67,273 1,462
Endesa SA - ADR 82,165 2,030
Gas Natural SDG SA 73,611 1,863
Iberdrola SA 192,221 1,821
Industria de Diseno Textil SA 79,241 2,363
Mapfre SA 164,770 451
Red Electrica Corp. SA 81,907 1,548
Repsol SA - ADR 138,066 2,189
Telefonica SA - ADR 309,671 2,364
52,215
Sweden - 1.2%
Assa Abloy AB Class B 183,989 4,214
Atlas Copco AB(Æ) 124,027 3,799
Kinnevik AB(Æ) 19,647 500
Sandvik AB 149,400 2,299
Skandinaviska Enskilda Banken AB
Class A 204,564 1,924
Skanska AB Class B 28,120 525
SKF AB Class B 97,528 1,600
Svenska Handelsbanken AB Class A 154,526 1,392
Swedbank AB Class A 98,098 1,339
Telefonaktiebolaget LM Ericsson Class B 530,190 4,652
Telia Co. AB 570,627 2,545
Trelleborg AB Class B 146,230 2,016
Volvo AB Class B 59,255 880
27,685
Switzerland - 8.5%
ABB, Ltd. 355,059 6,674
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adecco SA 163,805 8,942
Alcon, Inc.(Æ) 49,656 2,872
Baloise Holding AG 12,094 2,182
Chocoladefabriken Lindt & Spruengli
AG 225 1,657
Cie Financiere Richemont SA 45,642 3,896
Coca-Cola HBC AG - ADR(Æ) 118,711 4,100
Credit Suisse Group AG(Æ) 630,143 7,631
Glencore PLC(Æ) 714,615 2,301
Julius Baer Group, Ltd.(Æ) 230,937 9,867
Kuehne & Nagel International AG 9,231 1,359
LafargeHolcim, Ltd.(Æ) 162,767 7,971
Lonza Group AG(Æ) 10,787 3,690
Nestle SA 239,630 25,428
Novartis AG 398,520 36,542
Pargesa Holding SA 5,740 431
Partners Group Holding AG 2,815 2,244
Roche Holding AG 82,352 22,049
SGS SA 617 1,522
Sika AG 52,134 7,533
Swiss Life Holding AG 6,006 2,904
Swiss Re AG 44,963 4,355
Swisscom AG 3,383 1,641
Temenos AG(Æ) 23,739 4,170
UBS Group AG(Æ) 1,413,247 15,704
Zurich Insurance Group AG 10,317 3,588
191,253
Taiwan - 1.1%
Catcher Technology Co., Ltd. 750,000 5,529
Hon Hai Precision Industry Co., Ltd. 2,586,241 6,503
Innolux Corp. 7,720,000 1,793
MediaTek, Inc. 589,000 5,902
Shin Kong Financial Holding Co., Ltd. 4,658,000 1,350
Taiwan Semiconductor Manufacturing
Co., Ltd. 454,000 3,753
24,830
United Kingdom - 13.5%
3i Group PLC 181,366 2,445
Admiral Group PLC 20,893 550
Anglo American PLC 361,267 8,919
AstraZeneca PLC 276,007 23,690
Aviva PLC 1,511,783 7,444
Babcock International Group PLC 387,722 2,238
Barclays PLC 3,150,436 5,911
Barratt Developments PLC 163,982 1,281
Berkeley Group Holdings PLC 27,710 1,308
BHP Group PLC 139,425 3,329
BP PLC 2,101,609 13,860

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British American Tobacco PLC 187,166 6,679
British Land Co. PLC (The)(ö) 375,487 2,321
BT Group PLC 3,072,620 7,172
Centrica PLC 3,572,413 3,287
Compass Group PLC 19,319 487
Diageo PLC 500,269 20,874
Direct Line Insurance Group PLC 371,846 1,454
Experian PLC 40,766 1,237
Fevertree Drinks PLC 84,605 2,397
Fiat Chrysler Automobiles NV 163,611 2,174
Foxtons Group PLC(Æ) 887,065 606
GlaxoSmithKline PLC - ADR 95,664 1,980
HSBC Holdings PLC 3,419,704 27,236
ITV PLC 551,760 737
J Sainsbury PLC 3,191,048 7,618
John Wood Group PLC 2,116,612 13,519
Just Eat PLC(Æ) 315,234 2,891
Kingfisher PLC 1,982,057 5,332
Land Securities Group PLC(ö) 277,015 2,678
Legal & General Group PLC 745,416 2,364
Lloyds Banking Group PLC 5,068,295 3,283
London Stock Exchange Group PLC 212,242 17,123
LSL Property Services PLC 1,111,278 2,757
Marks & Spencer Group PLC 1,023,168 2,565
National Grid PLC 164,086 1,686
Pearson PLC 58,736 623
Persimmon PLC Class A 75,739 1,845
Prudential PLC 129,680 2,675
Reckitt Benckiser Group PLC 16,954 1,315
Rio Tinto PLC 72,025 4,090
Royal Bank of Scotland Group PLC 2,726,267 7,201
RSA Insurance Group PLC 149,726 1,022
Smith & Nephew PLC 220,318 4,992
St. James's Place PLC 83,290 988
Standard Chartered PLC 2,092,572 17,163
Standard Life Aberdeen PLC(Æ) 674,593 2,441
Taylor Wimpey PLC 361,879 709
TechnipFMC PLC 407,710 11,228
Tesco PLC 4,412,278 11,961
Travis Perkins PLC 746,329 12,419
Unilever PLC 11,579 697
United Utilities Group PLC 44,619 427
Vertu Motors PLC 1,482,953 654
Vodafone Group PLC 5,643,286 10,278
Wm Morrison Supermarkets PLC 178,433 423
304,583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 3.3%
Abbott Laboratories 143,544 12,503
Alphabet, Inc. Class C(Æ) 10,005 12,173
Bausch & Lomb, Inc.(Æ) 53,508 1,214
BGP Holdings PLC(Æ)(Š) 559,805 —
Carnival PLC 30,304 1,368
EPAM Systems, Inc.(Æ) 12,010 2,327
Facebook, Inc. Class A(Æ) 24,511 4,761
MasterCard, Inc. Class A 55,084 14,998
Mylan NV(Æ) 352,874 7,375
News Corp. Class A 135,594 1,784
Philip Morris International, Inc. 18,886 1,579
Visa, Inc. Class A 48,682 8,665
Wausau Paper Corp. 442,217 5,206
73,953
Total Common Stocks
(cost $2,208,603) 2,132,040
Preferred Stocks - 0.9%
Brazil - 0.0%
Telefonica Brasil SA
10.096% (Ÿ) 78,939 1,082
Germany - 0.9%
Porsche Automobil Holding SE
3.925% (Ÿ) 34,604 2,291
Volkswagen AG
3.405% (Ÿ) 101,032 16,916
19,207
Total Preferred Stocks
(cost $18,936) 20,289
Short-Term Investments - 3.7%
United States - 3.7%
U.S. Cash Management Fund(@) 50,798,585 (∞) 50,819
United States Treasury Bills
1.897% due 08/15/19 (ž) 6,900 6,895
2.070% due 10/10/19 (ž) 4,700 4,681
2.019% due 03/26/20 (ž) 21,600 21,319
83,714
Total Short-Term Investments
(cost $83,665) 83,714
Other Securities - 0.4%
U.S. Cash Collateral Fund(×)(@)
9,220,795
(∞) 9,221
Total Other Securities
(cost $9,221) 9,221
Total Investments 99.6%
(identified cost $2,320,425) 2,245,264

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 0.4%
8,097
Net Assets - 100.0%
2,253,361

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 43
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.7%
ABN AMRO Group NV 07/20/16 EUR 48,096 28 .25 1,359
953
Adyen NV 07/25/19 EUR 536 788 .22 422
405
Aena SA 02/11/15 EUR 8,227 174 .76 1,438
1,483
Amundi SA 01/10/17 EUR 108,453 66 .52 7,215
7,474
Cellnex Telecom SA 06/19/17 EUR 514,861 26 .36 13,571
19,203
China Tower Corp., Ltd. 01/03/19 HKD 14,007,876 0 .20 2,860
3,628
Covestro AG 07/27/17 EUR 14,820 49 .99 741
673
Euronext NV 04/25/19 EUR 42,964 70 .16 3,015
3,325
Poste Italiane SpA 07/20/16 EUR 95,125 9 .33 887
1,016
WH Group, Ltd. 09/22/15 HKD 810,000 1 .02 824
790
38,950
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 1,874 EUR 64,878 09/19
406
MSCI EAFE Index Futures 480 USD 45,247 09/19
(872)
S&P/TSX 60 Index Futures 501 CAD 98,046 09/19
732
SPI 200 Index Futures 456 AUD 76,973 09/19
1,673
TOPIX Index Futures 675 JPY 10,570,499 09/19
579
Short Positions
Hang Seng Index Futures 257 HKD 356,677 08/19
1,172
MSCI Emerging Markets Index Futures 1,983 USD 101,688 09/19
938
S&P 500 E-Mini Index Futures 1,032 USD 153,887 09/19
(4,582)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
46
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 15,815 AUD 22,728 09/18/19 (247)
Bank of Montreal USD 19,114 CAD 25,371 09/18/19 127
Bank of Montreal USD 27,953 JPY 3,010,308 09/18/19 (184)
Bank of Montreal CHF 10,414 USD 10,560 09/18/19 46
Bank of New York USD 15,820 AUD 22,728 09/18/19 (252)
Bank of New York USD 19,122 CAD 25,371 09/18/19 119
Bank of New York USD 27,929 JPY 3,010,308 09/18/19 (161)
Bank of New York CHF 10,414 USD 10,551 09/18/19 37
Bank of New York HKD 86,164 USD 11,015 09/18/19 4
Brown Brothers Harriman JPY 94,371 USD 869 08/02/19 2
Commonwealth Bank of Australia USD 15,825 AUD 22,728 09/18/19 (257)
Commonwealth Bank of Australia USD 19,129 CAD 25,371 09/18/19 112
Commonwealth Bank of Australia USD 27,939 JPY 3,010,308 09/18/19 (171)
Commonwealth Bank of Australia CHF 10,414 USD 10,558 09/18/19 44
Commonwealth Bank of Australia HKD 86,164 USD 11,012 09/18/19 1
Royal Bank of Canada USD 11,177 AUD 15,940 09/18/19 (258)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 15,829 AUD 22,728 09/18/19 (261)
Royal Bank of Canada USD 19,135 CAD 25,371 09/18/19 106
Royal Bank of Canada USD 41,527 CHF 40,730 09/18/19 (407)
Royal Bank of Canada USD 171 DKK 1,120 09/18/19 (4)
Royal Bank of Canada USD 196 EUR 176 08/01/19 (1)
Royal Bank of Canada USD 15,964 EUR 14,050 09/18/19 (352)
Royal Bank of Canada USD 41,502 GBP 32,840 09/18/19 (1,473)
Royal Bank of Canada USD 9,174 HKD 71,570 09/18/19 (27)
Royal Bank of Canada USD 27,965 JPY 3,010,308 09/18/19 (197)
Royal Bank of Canada USD 11,661 NOK 99,650 09/18/19 (395)
Royal Bank of Canada CAD 773 USD 587 08/01/19 1
Royal Bank of Canada CAD 2,203 USD 1,670 08/02/19 1
Royal Bank of Canada CAD 5,040 USD 3,847 09/18/19 25
Royal Bank of Canada CHF 10,414 USD 10,566 09/18/19 52
Royal Bank of Canada EUR 1,413 USD 1,572 08/01/19 8
Royal Bank of Canada EUR 173 USD 193 08/02/19 1
Royal Bank of Canada GBP 161 USD 196 08/01/19 —
Royal Bank of Canada GBP 124 USD 151 08/02/19 1
Royal Bank of Canada HKD 4,083 USD 522 08/01/19 —
Royal Bank of Canada HKD 86,164 USD 11,011 09/18/19 —
Royal Bank of Canada JPY 4,938,990 USD 45,927 09/18/19 368
Standard Chartered HKD 86,164 USD 11,008 09/18/19 (3)
State Street USD 15,827 AUD 22,728 09/18/19 (259)
State Street USD 19,132 CAD 25,371 09/18/19 109
State Street USD 7,024 EUR 6,161 09/18/19 (178)
State Street USD 27,951 JPY 3,010,308 09/18/19 (183)
State Street USD 97 KRW 114,296 08/01/19 —
State Street USD 356 KRW 420,086 08/01/19 (1)
State Street CHF 10,414 USD 10,561 09/18/19 47
State Street DKK 75,550 USD 11,540 09/18/19 295
State Street GBP 17,910 USD 22,914 09/18/19 1,085
State Street HKD 1,061 USD 136 08/01/19 —
State Street HKD 86,164 USD 11,012 09/18/19 1
State Street JPY 34,548 USD 318 08/01/19 —
State Street NOK 442,400 USD 51,348 09/18/19 1,333
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1,346)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,280 $ — $ —
$ —
$ 3,280
Australia — 49,415 —
—
49,415
Austria — 3,984 —
—
3,984
Belgium — 14,038 —
—
14,038
Bermuda — 252 —
—
252
Brazil 4,378 — —
—
4,378
Canada 104,266 — —
—
104,266
Cayman Islands — 2,689 —
—
2,689

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 45
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
China 10,260 37,703 —
—
47,963
Denmark — 37,369 —
—
37,369
Finland — 16,950 —
—
16,950
France — 231,763 —
—
231,763
Germany 18,246 82,974 —
—
101,220
Hong Kong — 69,576 —
—
69,576
India 32,214 2,730 —
—
34,944
Indonesia — 4,117 —
—
4,117
Ireland 3,906 6,754 —
—
10,660
Israel — 5,240 —
—
5,240
Italy — 75,765 —
—
75,765
Japan — 408,473 —
—
408,473
Luxembourg 3,865 3,102 —
—
6,967
Netherlands 12,624 104,801 —
—
117,425
New Zealand — 4,494 —
—
4,494
Norway — 13,840 —
—
13,840
Portugal — 5,356 —
—
5,356
Russia — 12,149 —
—
12,149
Singapore — 36,272 —
—
36,272
South Africa 4,903 4,452 —
—
9,355
South Korea 5,574 19,747 —
—
25,321
Spain — 52,215 —
—
52,215
Sweden — 27,685 —
—
27,685
Switzerland — 191,253 —
—
191,253
Taiwan — 24,830 —
—
24,830
United Kingdom 11,228 293,355 —
—
304,583
United States 66,165 7,788 —
—
73,953
Preferred Stocks 1,082 19,207 — — 20,289
Short-Term Investments — 32,895 — 50,819 83,714
Other Securities — — — 9,221 9,221
Total Investments 281,991 1,903,233 — 60,040 2,245,264
Other Financial Instruments
Assets
Futures Contracts 5,500 — —
—
5,500
Foreign Currency Exchange Contracts 14 3,911 —
—
3,925
Liabilities
Futures Contracts (5,454) — —
—
(5,454)
Foreign Currency Exchange Contracts (2) (5,269) —
—
(5,271)
Total Other Financial Instruments
*
$ 58 $ (1,358) $ — $ — $ (1,300)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 International Developed Markets Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended Jul y 31,
2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
246,247
Consumer Staples ...................................................................
107,103
Energy ....................................................................................
171,313
Financial Services ...................................................................
621,051
Health Care .............................................................................
161,901
International Debt ...................................................................
21,522
Materials and Processing ........................................................
197,913
Producer Durables ..................................................................
227,494
Technology ..............................................................................
231,519
Utilities ...................................................................................
166,266
Short-Term Investments ..........................................................
83,714
Other Securities ......................................................................
9,221
Total Investments .................................................................... 2,245,264

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.3%
Argentina - 0.0%
YPF SA - ADR 31,857 524
Australia - 0.3%
AGL Energy, Ltd. 14,831 212
Caltex Australia, Ltd. 45,536 838
Commonwealth Bank of Australia - ADR 25,452 1,429
Dexus Property Group(Æ)(ö) 25,481 228
Scentre Group(ö) 129,969 354
Wesfarmers, Ltd.(Æ) 37,944 1,014
WorleyParsons , Ltd. 38,794 426
4,501
Austria - 0.2%
Andritz AG 70,400 2,515
OMV AB 18,766 938
3,453
Belgium - 0.5%
Ageas 21,422 1,153
Galapagos NV(Æ) 9,265 1,608
Groupe Bruxelles Lambert SA 5,456 515
KBC Groep NV 12,837 824
Solvay SA 33,114 3,385
7,485
Bermuda - 0.1%
Arch Capital Group, Ltd.(Æ) 10,622 411
Everest Re Group, Ltd. 1,265 312
723
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 51,607 2,244
Canada - 2.2%
Bank of Montreal 7,536 564
Bank of Nova Scotia (The) 24,528 1,309
Barrick Gold Corp. 93,364 1,517
Cameco Corp. Class A 22,871 210
Canadian Imperial Bank of Commerce 7,374 580
Cenovus Energy, Inc. 96,140 894
Enbridge, Inc. 16,583 554
Fortis, Inc. 75,727 2,985
Imperial Oil, Ltd. 10,108 277
Kinross Gold Corp.(Æ) 98,723 397
Magna International, Inc. Class A 78,570 3,962
Methanex Corp. 87,500 3,444
Royal Bank of Canada - GDR 24,954 1,971
Sun Life Financial, Inc. 17,708 736
Suncor Energy, Inc. 419,673 12,043
TC Energy Corp.(Æ) 6,210 304
Toronto Dominion Bank 32,938 1,925
33,672
China - 1.3%
Agricultural Bank of China, Ltd. Class H 2,825,000 1,146
Alibaba Group Holding, Ltd. - ADR(Æ) 20,344 3,522
China Construction Bank Corp. Class H 6,259,074 4,820
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
China Overseas Land & Investment, Ltd. 728,400 2,493
China Telecom Corp., Ltd. Class H 2,622,000 1,175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dongfeng Motor Group Co., Ltd. Class H 1,592,000 1,425
Industrial & Commercial Bank of China,
Ltd. Class H 2,096,000 1,411
Ping An Insurance Group Co. of China,
Ltd. Class H 163,500 1,939
Tencent Holdings, Ltd. 35,289 1,650
19,581
Colombia - 0.3%
Bancolombia SA 341,200 4,087
Denmark - 0.1%
AP Moller - Maersk A/S Class B 969 1,085
Finland - 0.4%
Kone OYJ Class B 72,246 4,117
Nokia OYJ 184,128 992
Nordea Bank AB 58,608 375
Sampo OYJ Class A 13,396 558
UPM- Kymmene OYJ 15,231 411
6,453
France - 3.9%
Air Liquide SA Class A 57,331 7,913
Airbus Group SE 17,626 2,492
AXA SA 39,158 990
BNP Paribas SA 32,592 1,514
Cie de Saint-Gobain 65,001 2,489
Cie Generale des Etablissements
Michelin SCA Class B 29,900 3,307
Engie SA 134,573 2,061
Imerys SA 62,089 2,589
Ipsos SA 53,676 1,473
L'Oreal SA 20,562 5,498
Orange SA - ADR 52,921 785
Publicis Groupe SA - ADR(Ñ) 66,625 3,294
Renault SA 14,848 825
Rexel SA Class H 71,295 796
Safran SA 52,542 7,530
Sanofi - ADR 20,546 1,714
Schneider Electric SE 12,053 1,038
Societe Generale SA 43,965 1,077
Total SA 98,218 5,089
Unibail - Rodamco -Westfield(ö) 4,331 580
Vinci SA 48,449 4,966
Worldline SA(Æ)(Þ) 29,603 2,116
60,136
Germany - 2.5%
Allianz SE 5,689 1,326
BASF SE 65,855 4,401
Bayer AG 12,095 786
Bayerische Motoren Werke AG 7,513 554
Daimler AG 26,449 1,369
Deutsche Boerse AG 49,516 6,925
Deutsche Telekom AG 267,337 4,397
E.ON SE 40,983 410
Hannover Rueck SE 33,358 5,225
Lanxess AG 65,992 3,950
Metro AG(Æ) 39,993 255
Metro Wholesale & Food Specialist AG 32,859 509

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 24,144 5,820
RWE AG 47,093 1,274
SAP SE - ADR 6,776 834
Siemens AG 8,348 916
38,951
Hong Kong - 0.6%
AIA Group, Ltd. 192,800 1,965
Cathay Pacific Airways, Ltd. 854,300 1,207
China Mobile, Ltd. 127,500 1,085
China Resources Power Holdings Co.,
Ltd. 912,500 1,314
China Unicom Hong Kong, Ltd. 1,318,000 1,277
Henderson Land Development Co., Ltd. 148,500 766
Hongkong Land Holdings, Ltd. 50,100 306
Jardine Matheson Holdings, Ltd. 6,000 365
Link REIT(ö) 60,298 703
Wharf Real Estate Investment Co., Ltd. 30,000 190
9,178
India - 1.4%
HDFC Bank, Ltd. - ADR 141,154 16,230
Infosys, Ltd. - ADR 415,800 4,707
20,937
Indonesia - 0.2%
Bank Central Asia Tbk PT 1,730,648 3,806
Ireland - 1.2%
Accenture PLC Class A 4,322 832
Bank of Ireland Group PLC 180,640 795
Greencore Group PLC Class A 952,699 2,473
Linde PLC 25,558 4,889
Medtronic PLC 95,344 9,719
18,708
Italy - 0.7%
Assicurazioni Generali SpA 105,858 1,971
Banca Popolare dell'Emilia Romagna SC 103,476 385
Enel SpA 207,622 1,423
ENI SpA - ADR 241,663 3,783
Saipem SpA (Æ) 146,843 726
Snam Rete Gas SpA 228,544 1,121
Trevi Finanziaria Industriale SpA (Æ) 1,489,405 406
UniCredit SpA 130,366 1,530
11,345
Japan - 7.1%
Asahi Group Holdings, Ltd. 85,200 3,675
Bridgestone Corp. 35,600 1,336
Canon, Inc. 81,600 2,218
Central Japan Railway Co. 5,900 1,184
Citizen Watch Co., Ltd. 40,400 201
Daicel Chemical Industries, Ltd. 38,600 327
Dai-ichi Life Holdings, Inc. 61,400 901
Daiwa House Industry Co., Ltd. 16,500 467
Daiwa Securities Group, Inc. 44,000 190
DeNA Co., Ltd. 116,300 2,232
Denso Corp. 12,900 547
East Japan Railway Co. 14,100 1,293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eisai Co., Ltd. 4,400 238
Electric Power Development Co., Ltd. 22,600 508
Fuji Media Holdings, Inc. 18,100 236
FUJIFILM Holdings Corp. 18,000 853
Fujitsu, Ltd. 24,500 1,923
Gree , Inc. 128,400 602
Hitachi Metals, Ltd. 87,400 922
Honda Motor Co., Ltd. 146,277 3,627
Ibiden Co., Ltd. 14,700 262
Idemitsu Kosan Co., Ltd. 35,329 973
Inpex Corp. 104,300 915
ITOCHU Corp. 65,700 1,254
Japan Airlines Co., Ltd. 12,200 382
Japan Post Holdings Co., Ltd. 71,700 702
Japan Tobacco, Inc. 49,700 1,103
JGC Corp. 39,900 518
JSR Corp. 90,500 1,500
JX Holdings, Inc. 216,650 1,019
Kansai Electric Power Co., Inc. (The) 332,600 4,101
KDDI Corp. 222,700 5,815
Marubeni Corp. 98,800 641
Mitsubishi Corp. 43,700 1,175
Mitsubishi Electric Corp. 65,300 853
Mitsubishi Estate Co., Ltd. 42,600 779
Mitsubishi Heavy Industries, Ltd. 22,100 913
Mitsubishi UFJ Financial Group, Inc. 593,800 2,935
Mitsui & Co., Ltd. 82,100 1,336
Mizuho Financial Group, Inc. 1,588,300 2,246
Nexon Co., Ltd.(Æ) 508,980 8,077
Nikon Corp. 26,300 355
Nippon Shinyaku Co., Ltd. 32,000 2,305
Nippon Telegraph & Telephone Corp. 30,934 1,396
Nippon Television Holdings, Inc. 55,500 763
Nissan Motor Co., Ltd. 195,800 1,279
Nitto Denko Corp. 5,200 257
Nomura Holdings, Inc. 246,900 809
NTT DOCOMO, Inc. 63,900 1,532
ORIX Corp. 46,400 663
Osaka Gas Co., Ltd. 34,000 624
OUTSOURCING, Inc. 175,200 2,083
Resona Holdings, Inc. 328,100 1,333
Sekisui House, Ltd. 42,400 712
Shimamura Co., Ltd. 15,600 1,103
Start Today Co., Ltd. 48,300 913
Sumitomo Corp. 44,900 667
Sumitomo Electric Industries, Ltd. 17,100 212
Sumitomo Metal Mining Co., Ltd. 107,500 3,057
Sumitomo Mitsui Financial Group, Inc. 306,600 10,737
Sumitomo Mitsui Trust Holdings, Inc. 133,300 4,552
T&D Holdings, Inc. 177,500 1,993
Taisei Corp. 14,700 507
Takeda Pharmaceutical Co., Ltd. 42,700 1,477
THK Co., Ltd. 10,800 272
Tokio Marine Holdings, Inc. 83,900 4,455
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 68,000 327
Tokyo Gas Co., Ltd. 15,000 374
Toyota Industries Corp. 4,400 228
Toyota Motor Corp. 39,900 2,567

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yahoo! Japan Corp. 548,400 1,604
110,135
Luxembourg - 0.2%
Spotify Technology SA(Æ) 11,753 1,821
Tenaris SA 39,810 499
2,320
Netherlands - 1.9%
ABN AMRO Group NV(Þ) 9,485 188
Heineken NV 116,961 12,553
ING Groep NV 147,626 1,638
Koninklijke Ahold Delhaize NV 50,417 1,140
TNT NV - ADR 141,685 243
Unilever NV 192,066 11,079
Yandex NV Class A(Æ) 56,249 2,206
29,047
Norway - 0.9%
DNB ASA 245,453 4,388
Norsk Hydro ASA 219,656 750
SpareBank 1 SR-Bank ASA 334,197 3,592
Statoil ASA Class N 58,108 1,037
Yara International ASA 90,600 4,252
14,019
Portugal - 0.0%
Energias de Portugal SA 88,061 322
Puerto Rico - 0.3%
Popular, Inc. 86,500 4,979
Russia - 0.2%
Gazprom PJSC - ADR 164,266 1,204
Lukoil PJSC - ADR 7,186 591
Sberbank of Russia PJSC - ADR 35,368 527
2,322
Singapore - 0.9%
DBS Group Holdings, Ltd. 95,100 1,818
SEA, Ltd. - ADR(Æ)(Ñ) 60,410 2,120
United Overseas Bank, Ltd. 480,364 9,210
13,148
South Africa - 0.2%
Anglo American Platinum, Ltd. 4,414 262
Gold Fields, Ltd. - ADR 255,409 1,290
Impala Platinum Holdings, Ltd.(Æ) 71,709 385
MTN Group, Ltd. 63,113 496
2,433
South Korea - 3.0%
Hyundai Mobis Co., Ltd. 13,880 2,810
Hyundai Motor Co. 7,382 784
KB Financial Group, Inc. 26,942 986
Kia Motors Corp. 91,200 3,343
KT Corp. - ADR 124,029 1,464
KT&G Corp. 31,000 2,520
LG Uplus Corp. 209,800 2,299
Samsung Electronics Co., Ltd. 630,636 24,061
Shinhan Financial Group Co., Ltd. 163,668 5,999
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK Hynix, Inc. 35,900 2,317
46,583
Spain - 0.6%
Banco de Sabadell SA - ADR 3,066,557 2,674
CaixaBank SA 374,452 922
Cellnex Telecom SA(Æ)(Þ) 32,557 1,214
Enagas SA 32,850 714
Endesa SA - ADR 15,641 387
Iberdrola SA 98,965 938
Red Electrica Corp. SA 10,638 201
Repsol SA - ADR 88,065 1,396
Telefonica SA - ADR 161,118 1,230
9,676
Sweden - 0.8%
Duni AB 141,057 1,685
Loomis AB Class B 74,160 2,554
Skandinaviska Enskilda Banken AB
Class A 89,938 846
SKF AB Class B 230,200 3,776
Svenska Handelsbanken AB Class A 390,747 3,519
Swedbank AB Class A 53,033 724
13,104
Switzerland - 4.3%
Adecco SA 30,590 1,670
Alcon, Inc.(Æ) 14,278 826
Baloise Holding AG 1,384 250
Chubb, Ltd. 41,195 6,296
Julius Baer Group, Ltd.(Æ) 24,662 1,054
LafargeHolcim , Ltd.(Æ) 26,029 1,275
Nestle SA 184,043 19,531
Novartis AG 197,708 18,129
Roche Holding AG 46,696 12,503
Swiss Life Holding AG 946 457
Swisscom AG 1,454 705
TE Connectivity, Ltd. 10,143 937
UBS Group AG(Æ) 151,600 1,685
Zurich Insurance Group AG 5,335 1,855
67,173
Taiwan - 1.4%
Innolux Corp. 1,072,000 249
MediaTek , Inc. 50,000 501
Shin Kong Financial Holding Co., Ltd. 1,252,000 363
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 478,336 20,391
21,504
Thailand - 0.8%
Kasikornbank PCL 752,900 4,228
Siam Commercial Bank PCL (The) 1,832,000 8,139
12,367
United Kingdom - 6.2%
3i Group PLC 24,707 333
Anglo American PLC 53,792 1,328
AstraZeneca PLC - ADR 255,837 11,106
Babcock International Group PLC 545,066 3,146
Barclays PLC 2,748,586 5,157

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BBA Aviation PLC 640,243 2,479
Bellway PLC 107,546 3,876
BHP Billiton PLC - ADR 93,000 4,440
BP PLC 2,212,018 14,588
British Land Co. PLC (The)(ö) 60,033 371
BT Group PLC 737,453 1,721
Centrica PLC 523,224 481
Cineworld Group PLC 1,185,000 3,681
Diageo PLC 145,520 6,072
Direct Line Insurance Group PLC 105,333 412
HSBC Holdings PLC 398,484 3,174
Inchcape PLC 325,291 2,474
J Sainsbury PLC 322,312 769
John Wood Group PLC 70,999 453
Kingfisher PLC 284,201 765
Land Securities Group PLC(ö) 40,771 394
Legal & General Group PLC 294,334 934
Lloyds Banking Group PLC 1,274,629 826
Marks & Spencer Group PLC 190,253 477
National Grid PLC 81,310 836
Next PLC 61,400 4,515
Pearson PLC 20,803 221
Persimmon PLC Class A 18,875 460
Rio Tinto PLC 29,802 1,692
Royal Bank of Scotland Group PLC 597,899 1,579
Royal Dutch Shell PLC Class A 43,651 1,371
Royal Dutch Shell PLC Class B 130,871 4,131
Smith & Nephew PLC 96,582 2,188
Standard Chartered PLC 582,112 4,774
Taylor Wimpey PLC 1,940,910 3,805
TechnipFMC PLC 29,284 806
95,835
United States - 51.4%
3M Co. 5,621 982
Abbott Laboratories 135,273 11,782
Adobe, Inc.(Æ) 34,736 10,381
Advanced Micro Devices, Inc.(Æ) 93,301 2,841
Aflac, Inc. 32,514 1,712
AGNC Investment Corp.(Æ) 38,819 665
Align Technology, Inc.(Æ) 7,378 1,543
Allergan PLC 23,584 3,785
ALLETE, Inc. 51,800 4,504
Alliant Energy Corp. 13,920 690
Allstate Corp. (The) 9,520 1,022
Ally Financial, Inc. 10,124 333
Alphabet, Inc. Class C(Æ) 28,404 34,559
Altria Group, Inc. 11,943 562
Amazon.com, Inc.(Æ) 5,314 9,920
American Electric Power Co., Inc. 16,956 1,489
American Express Co. 30,990 3,854
American Financial Group, Inc. 2,316 237
American Tower Corp.(ö) 5,747 1,216
Ameriprise Financial, Inc. 3,673 534
Ameris Bancorp 79,320 3,155
Amgen, Inc. 5,199 970
Annaly Capital Management, Inc.(ö) 96,265 919
Anthem, Inc.(Æ) 49,088 14,462
Apple, Inc. 119,761 25,514
Archer-Daniels-Midland Co. 18,900 776
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AT&T, Inc. 100,334 3,416
Automatic Data Processing, Inc. 42,272 7,039
AvalonBay Communities, Inc.(ö) 6,481 1,353
Avnet, Inc. 89,300 4,056
Baker Hughes, a GE Co. LLC 30,450 773
Bank of America Corp. 364,544 11,184
Bank of New York Mellon Corp. (The) 31,085 1,459
BB&T Corp. 23,418 1,207
Becton Dickinson and Co. 19,340 4,889
Berkshire Hathaway, Inc. Class B(Æ) 11,802 2,424
Best Buy Co., Inc. 7,278 557
BlackRock, Inc. Class A 4,036 1,888
Brookline Bancorp, Inc. 101,676 1,508
Burlington Stores, Inc.(Æ) 10,516 1,901
Capital One Financial Corp. 55,849 5,162
Cardinal Health, Inc. 4,674 214
Carnival Corp. 19,509 921
Carter's, Inc. 36,800 3,423
Caterpillar, Inc. 96,038 12,645
CenterPoint Energy, Inc. 26,479 768
CH Robinson Worldwide, Inc. 3,489 292
Charter Communications, Inc. Class
A(Æ) 13,335 5,139
Chevron Corp. 26,282 3,236
Cigna Corp. 59,304 10,077
Cimarex Energy Co. 3,123 158
Cincinnati Financial Corp. 10,149 1,089
Cisco Systems, Inc. 33,181 1,838
Citigroup, Inc. 155,449 11,062
CME Group, Inc. Class A 7,706 1,498
CMS Energy Corp. 100,711 5,863
Coca-Cola Co. (The) 12,463 656
Colgate-Palmolive Co. 16,341 1,172
Comcast Corp. Class A 31,323 1,352
ConocoPhillips 28,719 1,697
Consolidated Edison, Inc. 14,711 1,250
Corteva , Inc. Class W 6,037 178
CoStar Group, Inc.(Æ) 5,395 3,320
Covetrus , Inc.(Æ)(Ñ) 15,191 360
Crown Castle International Corp.(ö) 24,607 3,279
Cummins, Inc. 8,250 1,353
CVS Health Corp. 17,864 998
Danaher Corp. 2,372 333
Devon Energy Corp. 24,519 662
Dime Community Bancshares, Inc. 102,661 2,072
Dow Chemical Co. (The) 6,037 292
DR Horton, Inc. 244,949 11,251
DTE Energy Co. 6,998 890
Duke Energy Corp. 16,141 1,400
DuPont de Nemours, Inc. 6,037 436
Eastman Chemical Co. 8,568 646
Eaton Corp. PLC 13,593 1,117
Edison International 9,923 740
Emerson Electric Co. 9,672 628
EOG Resources, Inc. 4,647 399
Evergy , Inc. 7,496 453
Eversource Energy(Æ) 10,994 834
Exact Sciences Corp.(Æ) 25,568 2,943
Exelon Corp. 42,674 1,923
Exxon Mobil Corp. 50,838 3,780

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Facebook, Inc. Class A(Æ) 80,457 15,627
Fidelity National Financial, Inc. 11,609 498
Fifth Third Bancorp 281,922 8,370
FleetCor Technologies, Inc.(Æ) 9,001 2,558
Ford Motor Co. 141,339 1,347
Franklin Resources, Inc. 122,718 4,004
General Dynamics Corp. 22,678 4,217
General Mills, Inc. 29,448 1,564
General Motors Co. 37,630 1,518
Genuine Parts Co. 7,755 753
Gilead Sciences, Inc. 118,598 7,771
GoDaddy , Inc. Class A(Æ) 36,316 2,665
Goldman Sachs Group, Inc. (The) 5,679 1,250
Guidewire Software, Inc.(Æ) 35,266 3,600
Haemonetics Corp.(Æ) 26,253 3,205
Halliburton Co. 329,281 7,573
Hartford Financial Services Group, Inc. 10,460 603
HCA Healthcare, Inc. 4,112 549
HD Supply Holdings, Inc.(Æ) 5,215 211
Helmerich & Payne, Inc. 11,173 555
Henry Schein, Inc.(Æ) 3,907 260
Hewlett Packard Enterprise Co. Class H 199,774 2,871
HollyFrontier Corp. 16,741 833
Home Depot, Inc. (The) 5,505 1,176
Honeywell International, Inc. 6,057 1,045
Host Hotels & Resorts, Inc.(ö) 20,327 353
HP, Inc.(Æ) 71,430 1,503
Humana, Inc. 21,688 6,436
Huntington Bancshares, Inc. 35,093 500
Insulet Corp.(Æ)(Ñ) 30,216 3,715
Intel Corp. 66,082 3,340
Intercontinental Exchange, Inc. 106,251 9,335
International Bancshares Corp. 97,618 3,673
International Business Machines Corp. 11,387 1,688
Interpublic Group of Cos., Inc. (The) 9,866 226
Intuitive Surgical, Inc.(Æ) 5,774 3,000
JM Smucker Co. (The)(Ñ) 39,629 4,406
Johnson & Johnson 23,469 3,056
Johnson Controls International PLC(Æ) 31,045 1,318
Jones Lang LaSalle, Inc. 1,408 205
JPMorgan Chase & Co. 131,666 15,273
Juniper Networks, Inc. 8,481 229
Kellogg Co. 9,821 572
Kohl's Corp. 4,118 222
Kraft Heinz Foods Co. 16,893 541
Kroger Co. (The) 122,434 2,591
L Brands, Inc. 90,300 2,343
L3Harris Technologies, Inc. 2,897 601
Lam Research Corp. 5,119 1,068
Lamb Weston Holdings, Inc. 37,216 2,498
Lennar Corp. Class A 190,569 9,065
Lennar Corp. Class B 3,222 122
LyondellBasell Industries NV Class A 10,942 916
M&T Bank Corp. 4,310 708
Marathon Petroleum Corp. 98,756 5,569
Marriott Vacations Worldwide Corp. 14,043 1,436
Marvell Technology Group, Ltd. 123,568 3,245
MasterCard, Inc. Class A 55,907 15,222
McDonald's Corp. 3,584 755
McKesson Corp. 6,271 871
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merck & Co., Inc. 105,975 8,795
MetLife, Inc. 28,997 1,433
Micron Technology, Inc.(Æ) 87,580 3,931
Microsoft Corp. 382,748 52,156
Mondelez International, Inc. Class A 21,623 1,157
Monster Beverage Corp.(Æ) 15,103 974
National Oilwell Varco, Inc. 24,931 594
Netflix, Inc.(Æ) 8,906 2,877
NextEra Energy, Inc. 68,538 14,199
Northern Trust Corp. 6,410 628
Nucor Corp. 9,473 515
Occidental Petroleum Corp. 23,007 1,182
OGE Energy Corp. 23,968 1,029
Omnicom Group, Inc. 15,109 1,212
Oracle Corp. 14,408 811
PACCAR, Inc. 11,101 779
Penumbra, Inc.(Æ)(Ñ) 17,989 3,015
PepsiCo, Inc. 71,165 9,096
Pfizer, Inc. 354,009 13,750
Philip Morris International, Inc. 4,777 399
Phillips 66 17,489 1,794
Pinnacle West Capital Corp. 6,751 616
Pinterest, Inc. Class A(Æ)(Ñ) 119,056 3,451
PNC Financial Services Group, Inc.
(The) 12,704 1,815
PPL Corp. 41,298 1,224
Principal Financial Group, Inc. 9,991 580
Procter & Gamble Co. (The) 123,426 14,569
Progressive Corp. (The) 20,016 1,621
Prudential Financial, Inc. 11,131 1,128
Public Service Enterprise Group, Inc. 23,310 1,332
Quest Diagnostics, Inc. 45,821 4,677
Regions Financial Corp. 34,570 551
Salesforce.com, Inc.(Æ) 83,444 12,892
Schlumberger, Ltd. 41,161 1,645
ServiceNow , Inc.(Æ) 30,609 8,491
Skyworks Solutions, Inc. 4,728 403
Snap-on, Inc. 1,401 214
Southern Co. (The) 23,425 1,316
Splunk , Inc.(Æ) 14,216 1,924
SS&C Technologies Holdings, Inc. 42,234 2,025
State Street Corp. 11,871 690
Stryker Corp. 23,457 4,921
SunTrust Banks, Inc. 9,786 652
Symantec Corp. 14,237 307
Synchrony Financial 48,599 1,744
T Rowe Price Group, Inc. 7,720 875
Target Corp. 13,205 1,141
Texas Instruments, Inc. 2,138 267
Torchmark Corp.(Æ) 5,044 461
Travelers Cos., Inc. (The) 13,366 1,960
Tyson Foods, Inc. Class A 68,546 5,449
UGI Corp. 10,880 556
Under Armour , Inc. Class A(Æ)(Ñ) 79,022 1,823
Under Armour , Inc. Class C(Æ) 25,344 515
Union Pacific Corp. 8,746 1,574
United Technologies Corp. 15,405 2,058
UnitedHealth Group, Inc. 137,195 34,163
Universal Health Services, Inc. Class B 2,092 316
US Bancorp 72,534 4,145

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valero Energy Corp. 19,335 1,648
Veeva Systems, Inc. Class A(Æ) 11,714 1,943
Verizon Communications, Inc. 302,007 16,692
Vertex Pharmaceuticals, Inc.(Æ) 15,975 2,662
Viacom, Inc. Class B 8,156 248
Visa, Inc. Class A 43,817 7,799
Walgreens Boots Alliance, Inc. 15,699 855
Walmart, Inc. 22,582 2,493
Walt Disney Co. (The) 18,080 2,586
Waste Management, Inc. 15,249 1,784
Wausau Paper Corp. 174,635 2,056
Webster Financial Corp. 70,600 3,601
WEC Energy Group, Inc.(Æ) 11,520 984
Wells Fargo & Co. 271,414 13,139
WESCO International, Inc.(Æ) 63,600 3,227
Western Union Co. (The)(Ñ) 201,597 4,234
Workday, Inc. Class A(Æ) 41,745 8,348
WR Berkley Corp. 4,068 282
Xcel Energy, Inc. 8,234 491
Xerox Corp. 7,307 235
Zebra Technologies Corp. Class A(Æ) 6,893 1,454
Zimmer Biomet Holdings, Inc. 3,779 511
Zoom Video Communications, Inc. Class
A(Æ)(Ñ) 690 66
794,839
Virgin Islands, British - 0.1%
J2 Acquisition, Ltd.(Æ)(Þ) 133,407 1,191
Ocelot Partners, Ltd.(Æ)(Þ) 27,049 208
1,399
Total Common Stocks
(cost $1,186,364) 1,488,074
Investments in Other Funds - 0.6%
Vanguard FTSE All-World ex-US ETF
Class U
187,084 9,367
Total Investments in Other Funds
(cost $9,305) 9,367
Preferred Stocks - 0.0%
Brazil - 0.0%
Telefonica Brasil SA
10.096%(Ÿ) 18,600 255
Total Preferred Stocks
(cost $267) 255
Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
J2 Acquisition, Ltd.(Æ)
2020 Warrants  302,800 83
Total Warrants & Rights
(cost $3) 83
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 22,800,026 (∞) 22,809
United States Treasury Bills
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.897% due 08/15/19 (ž)(§) 1,900 1,899
2.070% due 10/10/19 (ž)(§) 7,400 7,371
2.068% due 12/05/19 (ž)(§) 2,200 2,184
2.019% due 03/26/20 (ž)(§) 5,000 4,935
39,198
Total Short-Term Investments
(cost $39,178) 39,198
Other Securities - 1.0%
U.S. Cash Collateral Fund(×)(@) 16,026,980 (∞) 16,027
Total Other Securities
(cost $16,027) 16,027
Total Investments 100.5%
(identified cost $1,251,144) 1,553,004
Other Assets and Liabilities, Net
- (0.5%)
(7,425)
Net Assets - 100.0%
1,545,579

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.3%
ABN AMRO Group NV 07/20/16 EUR 9,485 22 .76 216
188
Cellnex Telecom SA 06/19/17 EUR 32,557 36 .07 1,174
1,214
J2 Acquisition, Ltd. 10/05/17 133,407 9 .99 1,333
1,191
Ocelot Partners, Ltd. 03/08/17 27,049 9 .99 270
208
Worldline SA 05/03/19 EUR 29,603 67 .35 1,994
2,116
4,917
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 399 EUR 13,813 09/19
457
MSCI EAFE Index Futures 42 USD 3,959 09/19
(93)
S&P 500 E-Mini Index Futures 340 USD 50,699 09/19
(144)
S&P Energy Select Sector Index Futures 186 USD 11,733 09/19
316
TOPIX Index Futures 246 JPY 3,852,360 09/19
211
Short Positions
FTSE 100 Index Futures 171 GBP 12,886 09/19
(414)
Hang Seng Index Futures 22 HKD 30,533 08/19
100
MSCI Emerging Markets Index Futures 1,441 USD 73,894 09/19
(765)
NASDAQ 100 E-Mini Index Futures 75 USD 11,800 09/19
(543)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(875)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 5,376 EUR 4,717 09/18/19 (134)
Bank of Montreal USD 9,497 JPY 1,022,793 09/18/19 (63)
Bank of Montreal NOK 90,976 USD 10,556 09/18/19 271
Bank of Montreal SEK 72,380 USD 7,708 09/18/19 190
Bank of New York USD 5,374 EUR 4,717 09/18/19 (133)
Bank of New York USD 9,489 JPY 1,022,793 09/18/19 (55)
Bank of New York NOK 90,976 USD 10,558 09/18/19 274
Bank of New York SEK 72,380 USD 7,717 09/18/19 199
Brown Brothers Harriman USD 126 HKD 988 08/02/19 —
Brown Brothers Harriman USD 389 JPY 42,286 08/02/19 (1)
Commonwealth Bank of Australia USD 5,378 EUR 4,717 09/18/19 (137)
Commonwealth Bank of Australia USD 9,493 JPY 1,022,793 09/18/19 (58)
Commonwealth Bank of Australia NOK 90,976 USD 10,561 09/18/19 275
Commonwealth Bank of Australia SEK 72,380 USD 7,720 09/18/19 202
Royal Bank of Canada USD 7,765 AUD 11,270 09/18/19 (46)
Royal Bank of Canada USD 9,300 CAD 12,130 09/18/19 (101)
Royal Bank of Canada USD 5,379 EUR 4,717 09/18/19 (138)
Royal Bank of Canada USD 9,502 JPY 1,022,793 09/18/19 (67)
Royal Bank of Canada USD 1,882 NOK 16,110 09/18/19 (61)
Royal Bank of Canada USD 11,646 NOK 101,210 09/18/19 (204)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 3,353 SEK 31,260 09/18/19 (106)
Royal Bank of Canada USD 11,691 SEK 110,130 09/18/19 (252)
Royal Bank of Canada AUD 1,700 USD 1,193 09/18/19 29
Royal Bank of Canada CHF 490 USD 499 09/18/19 4
Royal Bank of Canada EUR 6,900 USD 7,796 09/18/19 128
Royal Bank of Canada EUR 17,030 USD 19,209 09/18/19 286
Royal Bank of Canada HKD 19,620 USD 2,513 09/18/19 6
Royal Bank of Canada JPY 839,760 USD 7,797 09/18/19 50
Royal Bank of Canada JPY 1,319,810 USD 12,264 09/18/19 90
Royal Bank of Canada NOK 220 USD 25 08/01/19 —
Royal Bank of Canada NOK 565 USD 64 08/02/19 1
Royal Bank of Canada NOK 90,976 USD 10,566 09/18/19 280
Royal Bank of Canada SEK 72,380 USD 7,721 09/18/19 202
State Street USD 22,493 AUD 32,301 09/18/19 (368)
State Street USD 11,938 CAD 15,831 09/18/19 68
State Street USD 5,377 EUR 4,717 09/18/19 (136)
State Street USD 92 HKD 722 08/01/19 —
State Street USD 2,511 HKD 19,644 09/18/19 —
State Street USD 55 JPY 5,972 08/01/19 —
State Street USD 9,497 JPY 1,022,793 09/18/19 (62)
State Street CHF 24,290 USD 24,633 09/18/19 110
State Street GBP 17,159 USD 21,953 09/18/19 1,038
State Street NOK 90,976 USD 10,559 09/18/19 274
State Street SEK 72,380 USD 7,721 09/18/19 203
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
2,058
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 524 $ — $ —
$ —
$ 524
Australia — 4,501 —
—
4,501
Austria — 3,453 —
—
3,453
Belgium — 7,485 —
—
7,485
Bermuda 723 — —
—
723
Brazil 2,244 — —
—
2,244
Canada 33,672 — —
—
33,672
China 3,522 16,059 —
—
19,581
Colombia 4,087 — —
—
4,087
Denmark — 1,085 —
—
1,085
Finland — 6,453 —
—
6,453
France — 60,136 —
—
60,136
Germany 834 38,117 —
—
38,951
Hong Kong — 9,178 —
—
9,178
India 20,937 — —
—
20,937
Indonesia — 3,806 —
—
3,806
Ireland 15,440 3,268 —
—
18,708

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Italy — 11,345 —
—
11,345
Japan — 110,135 —
—
110,135
Luxembourg 1,821 499 —
—
2,320
Netherlands 2,206 26,841 —
—
29,047
Norway — 14,019 —
—
14,019
Portugal — 322 —
—
322
Puerto Rico 4,979 — —
—
4,979
Russia — 2,322 —
—
2,322
Singapore 2,120 11,028 —
—
13,148
South Africa 1,290 1,143 —
—
2,433
South Korea 1,464 45,119 —
—
46,583
Spain — 9,676 —
—
9,676
Sweden — 13,104 —
—
13,104
Switzerland 7,233 59,940 —
—
67,173
Taiwan 20,391 1,113 —
—
21,504
Thailand — 12,367 —
—
12,367
United Kingdom 16,352 79,483 —
—
95,835
United States 792,783 2,056 —
—
794,839
Virgin Islands, British 1,191 208 —
—
1,399
Investments in Other Funds 9,367 — — — 9,367
Preferred Stocks 255 — — — 255
Warrants & Rights 83 — — — 83
Short-Term Investments — 16,389 — 22,809 39,198
Other Securities — — — 16,027 16,027
Total Investments 943,518 570,650 — 38,836 1,553,004
Other Financial Instruments
Assets
Futures Contracts 1,084 — —
—
1,084
Foreign Currency Exchange Contracts 1 4,179 —
—
4,180
Liabilities
Futures Contracts (1,959) — —
—
(1,959)
Foreign Currency Exchange Contracts (1) (2,121) —
—
(2,122)
Total Other Financial Instruments
*
$ (875) $ 2,058 $ — $ — $ 1,183
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Global Equity Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
129,688
Consumer Staples ...................................................................
87,657
Energy ....................................................................................
85,450
Financial Services ...................................................................
389,249
Health Care .............................................................................
208,084
Materials and Processing ........................................................
67,966
Producer Durables ..................................................................
124,392
Technology ..............................................................................
294,880
Utilities ...................................................................................
110,330
Warrants & Rights ..................................................................
83
Short-Term Investments ..........................................................
39,198
Other Securities ......................................................................
16,027
Total Investments .................................................................... 1,553,004

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Argentina - 1.4%
Banco Macro SA - ADR(Ñ) 117,947 8,170
Bolsas y Mercados Argentinos SA 529,088 4,492
Cresud SACIF y A - ADR 221,179 2,247
Grupo Financiero Galicia SA - ADR 66,217 2,433
Pampa Energia SA - ADR(Æ) 92,174 3,033
Ternium Argentina SA Class A 5,604,564 1,778
YPF SA - ADR 151,788 2,497
24,650
Bangladesh - 0.8%
Beximco Pharmaceuticals, Ltd. 2,785,506 2,718
BRAC Bank, Ltd.(Æ) 6,440,684 4,795
GrameenPhone, Ltd. 771,362 3,031
Square Pharmaceuticals, Ltd. 1,062,939 3,156
13,700
Brazil - 6.0%
Atacadao SA(Æ) 805,300 4,940
Azul SA - ADR(Æ) 133,895 5,450
B3 SA - Brasil Bolsa Balcao 826,463 9,137
Banco Bradesco SA(Æ) 232,380 1,894
Banco Bradesco SA - ADR 58,100 525
Banco BTG Pactual SA(Æ) 50,494 791
Banco do Brasil SA(Æ) 441,400 5,692
Banco Santander Brasil SA - ADR 156,500 1,765
Banco Santander Brasil SA 116,300 1,306
BB Seguridade Participacoes SA 355,900 3,026
BK Brasil Operacao e Assessoria a
Restaurantes SA 870,900 4,690
BR Malls Participacoes SA 560,218 2,203
BRF SA - ADR(Æ) 431,511 3,750
Centrais Eletricas Brasileiras SA 228,100 2,355
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR 91,300 1,270
CPFL Energia SA 51,300 433
Embraer SA 582,100 2,945
Energisa SA 551,700 7,142
Grendene SA 661,075 1,316
IRB-Brasil Resseguros SA 14,800 368
JBS SA 596,600 3,892
Light SA 273,600 1,387
Localiza Rent a Car SA 292,700 3,375
Minerva SA(Æ) 947,600 2,140
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 135,010 5,871
Petroleo Brasileiro SA - ADR(Æ) 771,592 10,885
Petroleo Brasileiro SA(Æ) 83,900 633
Porto Seguro SA 111,156 1,517
Raia Drogasil SA(Æ) 38,024 827
Tim Participacoes SA(Æ) 195,700 627
Ultrapar Participacoes SA 224,800 1,172
Vale SA Class B - ADR 270,700 3,516
Vale SA 128,700 1,680
YDUQS Part 425,300 3,822
102,342
Cambodia - 0.0%
NagaCorp, Ltd. 466,685 704
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 0.3%
Barrick Gold Corp. 116,483 1,893
Gran Tierra Energy, Inc.(Æ) 341,990 555
Parex Resources, Inc.(Æ) 135,130 2,310
4,758
Cayman Islands - 0.2%
Afya, Ltd. Class A(Æ) 71,965 2,081
COFCO Meat Holdings Ltd.(Æ) 3,244,000 1,229
3,310
Chile - 0.3%
Cia Cervecerias Unidas SA - ADR 107,734 1,510
Empresa Nacional de
Telecomunicaciones SA(Æ) 150,885 1,382
Enel Americas SA - ADR(Ñ) 61,100 504
Enersis SA(Æ) 11,414,154 1,884
5,280
China - 25.6%
3SBio, Inc. Class A(Æ)(Þ) 2,425,000 4,129
58.com, Inc. - ADR 26,512 1,494
Agricultural Bank of China, Ltd. Class H 11,576,000 4,697
Alibaba Group Holding, Ltd. - ADR(Æ) 183,199 31,713
A-Living Services Co., Ltd. Class H(Þ) 1,632,750 3,254
Aluminum Corp. of China, Ltd. Class
H(Æ) 3,024,000 996
Anhui Conch Cement Co., Ltd. Class H 2,309,932 13,374
Anhui Kouzi Distillery Co., Ltd. Class A 90,000 789
Anta Sports Products, Ltd. 80,000 595
Ascletis Pharma, Inc.(Æ)(Þ) 483,000 307
Asia Cement China Holdings Corp. 255,000 354
BAIC Motor Corp., Ltd. Class H(Þ) 120,500 76
Baidu, Inc. - ADR(Æ) 51,357 5,737
Bank of China, Ltd. Class H 12,412,000 5,038
Bank of Communications Co., Ltd. Class
H 6,212,000 4,517
CGN Power Co., Ltd. Class H(Þ) 2,571,000 744
China CITIC Bank Corp., Ltd. Class H 7,761,000 4,314
China Communications Construction Co.,
Ltd. Class H 1,237,000 1,047
China Conch Venture Holdings, Ltd. 415,000 1,432
China Construction Bank Corp. Class H 33,304,554 25,641
China Evergrande Group 775,000 2,042
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Huishan Dairy Holdings Co., Ltd.
(Æ)(Š) 1,269,000 68
China International Travel Service Corp.,
Ltd. Class A 317,250 4,137
China Life Insurance Co., Ltd. Class H 1,297,000 3,316
China Longyuan Power Group Corp.,
Ltd. Class H 4,294,057 2,634
China Merchants Bank Co., Ltd. Class H 1,238,852 6,171
China Merchants Port Holdings Co., Ltd. 356,000 591
China Minsheng Banking Corp., Ltd.
Class H 907,200 623
China National Building Material Co.,
Ltd. Class H 1,418,000 1,244
China Oilfield Services, Ltd. Class H 5,265,006 5,922
China Pacific Insurance Group Co., Ltd.
Class H 710,094 3,044

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Petroleum & Chemical Corp.
Class H 3,010,000 1,939
China Railway Construction Corp., Ltd.
Class H 1,028,500 1,185
China Railway Group, Ltd. Class H 4,057,712 2,850
China Resources Gas Group, Ltd. 1,901,751 9,676
China Resources Land, Ltd. 510,000 2,187
China Resources Pharmaceutical Group,
Ltd.(Þ) 2,201,200 2,404
China Shenhua Energy Co., Ltd. Class H 2,193,094 4,345
China Telecom Corp., Ltd. Class H 8,907,300 3,993
China Vanke Co., Ltd. Class H 390,800 1,475
Chlitina Holding, Ltd. 52,000 409
Chongqing Changan Automobile Co.,
Ltd. Class B 327,200 138
Chongqing Dima Industry Co., Ltd.
Class A 348,000 195
CIFI Holdings Group Co., Ltd. 6,266,000 3,976
CNOOC, Ltd. 3,109,000 5,113
CNOOC, Ltd. - ADR(Ñ) 28,488 4,710
Country Garden Holdings Co., Ltd. 1,827,000 2,465
CRRC Corp., Ltd. 604,000 477
Daqin Railway Co., Ltd. Class A 232,300 266
Dongfeng Motor Group Co., Ltd. Class H 1,228,000 1,099
ENN Energy Holdings, Ltd. 217,200 2,245
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 10,300 149
Fosun International, Ltd. 1,652,500 2,174
Ganfeng Lithium Co., Ltd. Class H(Ñ)(Þ) 548,400 702
Geely Automobile Holdings, Ltd. 2,816,000 4,281
GF Securities Co., Ltd. Class H(Æ) 728,200 821
Greenland Holdings Group Co., Ltd
Class A 128,900 130
Guangzhou Automobile Group Co., Ltd.
Class H 3,690,435 3,776
Guangzhou R&F Properties Co., Ltd. 2,339,600 4,261
Haitong Securities Co., Ltd. Class H 657,200 655
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 409,400 1,829
Hangzhou Tigermed Consulting Co., Ltd.
Class A 166,398 1,206
Hua Hong Semiconductor, Ltd.(Þ) 1,361,000 2,828
Huafa Industrial Co., Ltd. Zhuhai Class
A 1,427,900 1,645
Huaneng Power International, Inc. Class
H 3,152,000 1,833
Huatai Securities Co., Ltd. Class H(Þ) 1,793,400 2,912
Huaxin Cement Co., Ltd. Class A 440,315 1,203
Huaxin Cement Co., Ltd. Class B 93,800 182
HUYA, Inc. - ADR(Æ)(Ñ) 57,236 1,298
Industrial & Commercial Bank of China,
Ltd. Class H 29,503,401 19,859
Industrial Bank Co., Ltd. Class A 1,725,023 4,785
JD.com, Inc. - ADR 70,936 2,121
Jiangsu Expressway Co., Ltd. Class H 114,000 154
Jiangsu Hengrui Medicine Co., Ltd.
Class A 210,441 2,040
Kunlun Energy Co., Ltd. 366,000 319
Kweichow Moutai Co., Ltd. Class A 17,445 2,452
Lenovo Group, Ltd. 884,000 710
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Longfor Properties Co., Ltd.(Þ) 469,000 1,725
Luxshare Precision Industry Co., Ltd.
Class A 943,241 2,931
Momo, Inc. - ADR 151,166 5,136
New China Life Insurance Co., Ltd.
Class H 35,100 175
New Oriental Education & Technology
Group - ADR 15,100 1,575
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 603
PetroChina Co., Ltd. Class H 8,510,000 4,510
PICC Property & Casualty Co., Ltd.
Class H 1,763,000 2,097
Ping An Bank Co., Ltd. Class A 1,520,600 3,085
Ping An Insurance Group Co. of China,
Ltd. Class A 115,500 1,470
Ping An Insurance Group Co. of China,
Ltd. Class H 2,522,000 29,913
Qudian, Inc. - ADR(Æ) 195,600 1,788
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Risesun Real Estate Development Co.,
Ltd. Class A 264,981 334
Sany Heavy Industry Co., Ltd. Class A 1,611,998 3,289
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,602,300 3,090
Sinopharm Group Co., Ltd. Class H 466,400 1,721
Sinotruk Hong Kong, Ltd. 783,500 1,156
Sunac China Holdings, Ltd. 484,000 2,198
Sunny Optical Technology Group Co.,
Ltd. 553,800 6,467
Suofeiya Home Collection Co., Ltd.
Class A 421,400 1,130
Tencent Holdings, Ltd. 1,341,180 62,726
Tianhe Chemicals Group, Ltd.(Æ)(Š)(Þ) 25,778,000 —
Times Property Holdings, Ltd. 3,356,000 5,843
Tingyi Cayman Islands Holding Corp. 396,000 592
Vipshop Holdings, Ltd. - ADR 478,930 3,639
Want Want China Holdings, Ltd. 4,818,000 3,761
Weibo Corp. - ADR(Æ)(Ñ) 68,495 2,683
Weichai Power Co., Ltd. Class H 4,373,000 6,771
Wuliangye Yibin Co., Ltd. Class A 319,360 5,569
WuXi AppTec Co., Ltd. Class H(Þ) 187,040 1,729
Xiabu Xiabu Catering Management Co.,
Ltd.(Æ)(Ñ)(Þ) 976,061 1,366
Xiamen C&D, Inc. Class A 1,177,626 1,535
Yum China Holdings, Inc. 12,600 573
Zhejiang Huace Film & TV Co., Ltd.
Class A 2,380,058 2,251
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 884,900 4,248
Zijin Mining Group Co., Ltd. Class H 1,690,000 673
ZTO Express, Inc. - ADR 101,238 1,989
435,853
Colombia - 0.1%
Bancolombia SA - ADR 22,601 1,127
Czech Republic - 0.2%
Komercni Banka AS 98,110 3,780

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Egypt - 0.6%
Cleopatra Hospital(Æ) 5,573,447 2,054
Commercial International Bank Egypt
SAE 687,753 3,006
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,210,336 2,098
Edita Food Industries SAE - GDR 618,115 3,307
10,465
Georgia - 0.2%
Bank of Georgia Group PLC 86,854 1,485
Georgia Capital PLC(Æ) 186,843 2,228
TBC Bank Group PLC 26,539 456
4,169
Greece - 0.3%
Alpha Bank AE(Æ) 2,138,204 4,149
Hellenic Telecommunications
Organization SA 29,525 405
Sarantis SA 100,000 959
5,513
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 1,361,953 5,762
Hong Kong - 4.1%
ASM Pacific Technology, Ltd. 520,401 6,108
Beijing Enterprises Holdings, Ltd. 226,000 1,107
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 1,041
China Everbright, Ltd. 866,000 1,149
China Jinmao Holdings Group, Ltd. 1,656,000 1,072
China Lumena New Materials Corp.
(Æ)(Š) 3,024,000 4
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Mobile, Ltd. 2,128,500 18,117
China Overseas Grand Oceans Group,
Ltd. 641,000 334
China Overseas Land & Investment, Ltd. 1,418,000 4,854
China Resources Beer Holdings Co., Ltd. 180,000 842
China Resources Cement Holdings, Ltd. 778,000 717
China Resources Power Holdings Co.,
Ltd. 852,000 1,227
China Taiping Insurance Holdings Co.,
Ltd. 449,200 1,249
China Unicom Hong Kong, Ltd. 7,614,000 7,377
CITIC, Ltd. 3,916,000 5,171
Far East Horizon, Ltd. 585,000 542
Galaxy Entertainment Group, Ltd. 495,000 3,391
Guangdong Investment, Ltd. 238,000 501
Haier Electronics Group Co., Ltd. 982,000 2,315
Link REIT(ö) 247,500 2,886
Minmetals Resources, Ltd.(Æ) 2,468,000 763
Poly Property Group Co., Ltd. 366,000 135
Shimao Property Holdings, Ltd. 1,978,000 5,461
WH Group, Ltd.(Þ) 4,289,500 4,183
70,546
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.3%
OTP Bank PLC 88,718 3,698
Richter Gedeon Nyrt 86,514 1,521
5,219
India - 7.7%
Adani Ports and Special Economic Zone,
Ltd. 299,607 1,644
Asian Paints, Ltd. 24,422 538
Bandhan Bank, Ltd.(Þ) 743,515 5,190
Bharat Electronics, Ltd. 1,063,875 1,586
Bharat Forge, Ltd. 214,662 1,319
Britannia Industries, Ltd. 30,582 1,156
Coal India, Ltd. 1,205,087 3,570
Dabur India, Ltd. Class A 127,458 790
Dr Reddy's Laboratories, Ltd. 19,210 718
Fortis Healthcare India, Ltd.(Æ) 1,320,637 2,299
GAIL India, Ltd. 467,148 868
Glenmark Pharmaceuticals, Ltd. 94,336 584
Godrej Consumer Products, Ltd. 161,445 1,402
Havells India, Ltd. 71,311 667
HCL Technologies, Ltd. 55,013 825
HDFC Bank, Ltd. 223,499 7,289
Hexaware Technologies, Ltd. 263,023 1,379
Hindalco Industries, Ltd. 347,845 961
Hindustan Unilever, Ltd. 28,307 710
Housing Development Finance Corp.,
Ltd. 316,611 9,758
ICICI Bank, Ltd. 4,252,520 26,205
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 133,898 782
Indiabulls Housing Finance Ltd 265,193 2,062
Indian Oil Corp., Ltd. 1,079,462 2,191
Indraprastha Gas, Ltd. 368,065 1,617
Infosys, Ltd. 452,503 5,164
Infosys, Ltd. - ADR 14,600 165
ITC, Ltd. 170,770 669
JSW Steel, Ltd. 86,586 297
Just Dial, Ltd.(Æ) 28,513 288
Larsen & Toubro, Ltd. 34,595 696
LIC Housing Finance, Ltd. 353,152 2,657
Mahindra & Mahindra, Ltd. 187,537 1,498
Nestle India, Ltd. 1,285 218
NMDC, Ltd. 281,522 445
NTPC, Ltd. 906,836 1,667
Oil & Natural Gas Corp., Ltd. 1,905,117 3,827
Oil India, Ltd. 209,940 484
Page Industries, Ltd. 1,293 340
Power Finance Corp., Ltd.(Æ) 22,319 36
Power Grid Corp. of India, Ltd. 1,685,593 5,153
Reliance Industries, Ltd. 397,152 6,727
Rural Electrification Corp., Ltd. 872,932 1,777
State Bank of India(Æ) 911,825 4,398
Sterlite Technologies, Ltd. 166,731 358
Tata Consultancy Services, Ltd. 62,703 2,006
Tata Motors, Ltd.(Æ) 362,965 713
Tata Steel, Ltd. 113,994 714
Tech Mahindra, Ltd. 113,892 1,053
Tejas Networks, Ltd.(Þ) 668,035 881
Titan Co., Ltd. 100,917 1,542

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UltraTech Cement, Ltd. 44,062 2,782
United Phosphorus, Ltd. 151,007 1,306
Vedanta, Ltd. 1,226,097 2,736
Wipro, Ltd. 915,122 3,530
WNS Holdings, Ltd. - ADR 1,600 101
130,338
Indonesia - 1.7%
Astra International Tbk PT 8,526,800 4,236
Bank Mandiri Persero Tbk PT 2,397,200 1,357
Bank Negara Indonesia Persero Tbk PT 4,598,400 2,710
Bank Rakyat Indonesia Persero Tbk PT 42,015,995 13,390
Perusahaan Gas Negara Persero Tbk 7,420,363 1,082
Semen Indonesia Persero Tbk PT 4,209,981 3,840
Telekomunikasi Indonesia Persero Tbk
PT 6,003,900 1,836
28,451
Kenya - 0.4%
Safaricom PLC 23,628,601 6,219
Kuwait - 0.1%
Mobile Telecommunications Co. KSC 717,975 1,363
Luxembourg - 0.1%
Globant SA(Æ) 5,100 541
Play Communications SA(Þ) 10,755 87
Reinet Investments SCA 74,213 1,305
1,933
Malaysia - 0.4%
AMMB Holdings BHD 134,000 137
CIMB Group Holdings BHD 995,100 1,224
Frontken Corp. BHD 1,034,400 386
Genting BHD - ADR 604,100 1,005
Malayan Banking BHD 234,000 490
Nestle Malaysia BHD 18,400 662
Resorts World BHD 779,900 731
Tenaga Nasional BHD 475,800 1,592
6,227
Mexico - 2.2%
Alfa SAB de CV Class A 882,600 765
Alsea SAB de CV(Æ) 704,919 1,437
America Movil SAB de CV Class L
- ADR 32,600 456
Banco Santander SA Class B 577,100 825
Cemex SAB de CV - ADR 426,876 1,520
Fibra Uno Administracion SA de CV (ö) 582,500 749
Fomento Economico Mexicano SAB de
CV 651,575 5,905
Genomma Lab Internacional SAB de CV
Class B(Æ) 1,275,925 1,164
Grupo Cementos de Chihuahua SAB
de CV 281,960 1,514
Grupo Financiero Banorte SAB de CV
Class O 1,775,984 8,940
Grupo Financiero Inbursa SAB de CV
Class O 480,400 590
Grupo Mexico SAB de CV 95,400 233
Industrias Bachoco SAB de CV 259,200 1,173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infraestructura Energetica Nova SAB
de CV 1,562,304 6,033
Megacable Holdings SAB de CV 380,302 1,620
Mexichem SAB de CV 248,000 454
Promotora y Operadora de
Infraestructura SAB de CV 134,791 1,214
Regional SA de CV 271,197 1,299
Wal-Mart de Mexico SAB de CV 265,620 784
36,675
Morocco - 0.3%
Label'Vie SA 15,312 3,855
Maroc Telecom - ADR 113,149 1,696
5,551
Netherlands - 0.4%
X5 Retail Group NV - GDR 215,552 7,197
Nigeria - 0.4%
Dangote Cement PLC 2,450,865 1,150
Guaranty Trust Bank PLC 48,653,857 3,814
Guinness Nigeria PLC 13,542,787 1,720
6,684
Pakistan - 0.2%
Lucky Cement, Ltd. 714,580 1,691
United Bank, Ltd. 1,510,015 1,378
3,069
Panama - 0.1%
Intercorp Financial Services, Inc.(Æ) 29,077 1,227
Peru - 0.4%
Credicorp, Ltd. 32,585 7,103
Philippines - 0.6%
Ayala Land, Inc. 948,571 928
GT Capital Holdings, Inc. 198,244 3,606
Metro Pacific Investments Corp. 16,823,808 1,584
Metropolitan Bank & Trust Co. - ADR 3,271,830 4,855
10,973
Poland - 0.9%
Dino Polska SA(Æ)(Þ) 187,542 7,020
KGHM Polska Miedz SA(Æ) 66,152 1,606
Powszechna Kasa Oszczednosci Bank
Polski SA 136,678 1,440
Powszechny Zaklad Ubezpieczen SA 437,434 4,714
14,780
Romania - 0.6%
Banca Transilvania SA 7,491,225 4,532
Fondul Proprietatea SA 19,678,162 5,023
9,555
Russia - 4.8%
Alrosa OJSC 565,610 724
Federal Grid PJSC 200,480,000 579
Gazprom OAO Via Gaz Capital SA 12,520 84
Gazprom PJSC 822,492 3,056
Gazprom PJSC - ADR 670 , 794 4,909
Inter RAO UES PJSC 25,954,000 1,814

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lukoil PJSC 183,154 15,008
Lukoil PJSC - ADR 82 , 817 6,794
MMC Norilsk Nickel PJSC - ADR 48,900 1,129
Novatek OAO 40,949 848
PJSC Lukoil 161,899 13,331
Polyus PJSC - GDR 32,634 1,663
Rosneft Oil Co. PJSC 171,250 1,128
Sberbank of Russia PJSC 2,148,944 7,888
Sberbank of Russia PJSC Class T 1,444,909 5,285
Sberbank of Russia PJSC - ADR 281,770 4,198
Surgutneftegas OJSC - ADR 130,592 546
Tatneft PAO 52,660 614
Tatneft PJSC - ADR 24,246 1,684
Yandex NV Class A(Æ) 287,768 11,286
82,568
Singapore - 0.2%
BOC Aviation, Ltd.(Þ) 292,500 2,527
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 229,536 2,846
South Africa - 4.9%
Absa Group, Ltd. 160,748 1,783
African Rainbow Minerals, Ltd. 45,103 557
Anglo American Platinum, Ltd. 66,159 3,929
AngloGold Ashanti, Ltd. - ADR 316,920 5,407
AVI, Ltd. 236,437 1,429
Barloworld, Ltd. - ADR 272,790 2,289
Bid Corp., Ltd. 210,330 4,394
Bidvest Group, Ltd. (The) 118,530 1,528
Clicks Group, Ltd. 113,215 1,609
Exxaro Resources, Ltd. 177,377 2,065
FirstRand, Ltd. 913,595 3,922
Foschini Group, Ltd. (The) 424,877 4,903
Gold Fields, Ltd. - ADR 25,900 131
Growthpoint Properties, Ltd.(ö) 825,965 1,371
JSE, Ltd. 181,151 1,612
Kumba Iron Ore, Ltd. 50,911 1,687
MTN Group, Ltd. 496,251 3,897
MultiChoice Group, Ltd.(Æ) 304,360 2,848
Naspers, Ltd. Class N 77,376 18,826
Nedbank Group, Ltd. 210,886 3,535
Redefine Properties, Ltd.(ö) 1,362,450 836
Reunert, Ltd. 136,231 617
Sanlam, Ltd. 282,138 1,457
Sasol, Ltd. - ADR 269,315 5,835
Shoprite Holdings, Ltd. - ADR 267,718 2,877
Standard Bank Group, Ltd. 140,114 1,750
Truworths International, Ltd. 437,024 1,899
82,993
South Korea - 11.5%
Amorepacific Corp. 20,206 2,380
CJ O Shopping Co., Ltd. 3,142 439
Com2uSCorp 41,546 3,091
Coway Co., Ltd. 105,770 7,493
Daelim Industrial Co., Ltd. 9,102 810
Deutsch Motors, Inc.(Æ) 18,560 139
Dongbu Insurance Co., Ltd. 75,614 3,551
E-MART, Inc. 18,570 1,910
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fila Korea, Ltd. 13,748 779
Hana Financial Group, Inc. 436,290 12,798
Hankook Tire Co., Ltd. 83,270 2,162
Hanon Systems 166,913 1,641
Hyundai Engineering & Construction
Co., Ltd. 21,867 788
Hyundai Glovis Co., Ltd. 1,136 147
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 393
Hyundai Mobis Co., Ltd. 4,725 957
Hyundai Motor Co. 34,085 3,619
Industrial Bank of Korea 103,800 1,152
Kakao Corp. 1,224 131
KB Financial Group, Inc. 223,897 8,197
Kia Motors Corp. 82,744 3,033
Korea Electric Power Corp. 36,688 864
Korea Investment Holdings Co., Ltd. 3,168 198
Korea Kolmar Co., Ltd. 19,229 892
Korea Zinc Co., Ltd. 4,185 1,563
KT Corp. - ADR 24,700 291
KT&G Corp. 9,069 737
Kumho Petrochemical Co., Ltd. 40,745 2,805
LG Chem, Ltd. 11,748 3,331
LG Electronics, Inc. Class H 34,643 1,901
LG Uplus Corp. 123,703 1,356
NAVER Corp. 42,456 4,942
Orion Corp. 50,209 3,412
POSCO 43,374 8,239
Samsung C&T Corp. 6,793 525
Samsung Electronics Co., Ltd. 1,652,453 63,048
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 624
Samsung Heavy Industries Co., Ltd.(Æ) 385,078 2,277
Samsung Securities Co., Ltd. 3,254 100
Shinhan Financial Group Co., Ltd. 187,869 6,885
SK Holdings Co., Ltd. 6,813 1,260
SK Hynix, Inc. 285,605 18,435
SK Innovation Co., Ltd. 9,253 1,326
SK Telecom Co., Ltd. 27,501 5,752
S-Oil Corp. 25,287 2,008
Woori Financial Group, Inc. 730,116 8,083
196,464
Sri Lanka - 0.1%
John Keells Holdings PLC 1,351,259 1,157
Melstacorp PLC(Æ) 4,787,216 1,223
2,380
Taiwan - 7.8%
Accton Technology Corp. 747,000 3,161
Advantech Co., Ltd. 162,352 1,368
Arcadyan Technology Corp.(Æ) 78,000 268
Asia Cement Corp. 2,479,000 3,327
AU Optronics Corp. 2,434,000 645
Catcher Technology Co., Ltd. 333,177 2,456
Cathay Financial Holding Co., Ltd. 690,000 901
Chang Hwa Commercial Bank, Ltd. 2,325,173 1,629
China Development Financial Holding
Corp. 5,124,000 1,526
China Life Insurance Co., Ltd. 1,344,931 1,106
Compal Electronics, Inc. 1,886,000 1,154

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CTBC Financial Holding Co., Ltd. 4,062,200 2,643
Delta Electronics, Inc. 74,000 357
Eclat Textile Co., Ltd. 257,000 3,349
Elite Material Co., Ltd. 1,180,000 4,482
Far Eastern New Century Corp. 1,071,000 1,017
First Financial Holding Co., Ltd. 2,011,022 1,512
Formosa Chemicals & Fibre Corp. 350,000 1,067
Foxconn Technology Co., Ltd. 462,280 953
Fubon Financial Holding Co., Ltd. 1,800,000 2,497
Giant Manufacturing Co., Ltd. 59,328 454
Globalwafers Co., Ltd. 156,000 1,659
Hon Hai Precision Industry Co., Ltd. 1,155,516 2,906
Hotai Motor Co., Ltd. 15,000 216
Hua Nan Financial Holdings Co., Ltd. 1,781,674 1,256
Inventec Corp. 1,537,000 1,144
Largan Precision Co., Ltd. 17,000 2,301
Lite-On Technology Corp. 975,107 1,382
MediaTek, Inc. 638,000 6,393
Nan Ya Plastics Corp. 213,000 488
Nanya Technology Corp. 411,000 974
Novatek Microelectronics Corp. 61,000 322
Pegatron Corp. 258,000 420
Pou Chen Corp. Class B 504,000 622
Realtek Semiconductor Corp. 567,000 3,770
Shin Zu Shing Co., Ltd. 19,000 76
Sinbon Electronics Co., Ltd. 524,513 2,218
Sino-American Silicon Products, Inc. 598,000 1,630
SinoPac Financial Holdings Co., Ltd. 3,555,755 1,416
Taiwan Cement Corp. 535,700 767
Taiwan Cooperative Financial Holding
Co., Ltd. 2,314,872 1,559
Taiwan High Speed Rail Corp. 1,260,000 1,683
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,501,000 28,943
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 524,674 22,365
Tripod Technology Corp. 636,581 2,120
Unimicron Technology Corp. 393,000 470
Uni-President Enterprises Corp. 1,053,000 2,738
United Microelectronics Corp. 1,590,000 705
Yageo Corp. 122,000 1,030
Yuanta Financial Holding Co., Ltd. 7,988,000 4,487
Zhen Ding Technology Holding, Ltd. 104,000 380
132,312
Thailand - 2.0%
Advanced Info Service PCL 44,600 308
Charoen Pokphand Foods PCL 5,219,800 4,680
CP ALL PCL 2,961,700 8,293
Kasikornbank PCL 810,900 4,541
Krung Thai Bank PCL 928,600 590
Pruksa Holding PCL 749,569 535
PTT Exploration & Production PCL 1,238,964 5,450
PTT Global Chemical PCL 652,100 1,281
PTT Public Company, Ltd. 1,425,000 2,174
Siam Commercial Bank PCL (The) 334,900 1,488
Thai Oil PCL 704,100 1,564
Tisco Financial Group PCL 830,737 2,727
33,631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Togo - 0.1%
Ecobank Transnational, Inc.(Æ) 77,045,108 1,744
Turkey - 1.2%
Akbank TAS(Æ) 1,775,873 2,404
BIM Birlesik Magazalar AS 111,900 938
Eregli Demir ve Celik Fabrikalari TAS 275,108 366
Haci Omer Sabanci Holding AS 364,657 645
Koza Altin Isletmeleri AS(Æ) 38,712 391
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 516,550 658
MLP Saglik Hizmetleri AS(Æ)(Þ) 367,000 788
Sok Marketler Ticaret AS(Æ) 1,616,097 2,926
TAV Havalimanlari Holding AS 355,855 1,598
Tekfen Holding AS 300,235 1,268
Tupras Turkiye Petrol Rafinerileri AS 87,084 2,184
Turk Telekomunikasyon AS(Æ) 147,737 143
Turkiye Garanti Bankasi AS(Æ) 3,259,242 5,710
Turkiye Is Bankasi Class C(Æ) 49,537 55
20,074
Ukraine - 0.1%
Kernel Holding SA 112,517 1,406
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 906,054 2,222
Aldar Properties PJSC 4,053,280 2,548
Emirates NBD PJSC 216,271 698
5,468
United Kingdom - 0.6%
Antofagasta PLC 180,601 2,033
Mondi, Ltd.(Š) 27,458 601
Network International Holdings PLC(Æ)
(Þ) 224,747 1,670
Rio Tinto PLC 107,358 6,096
10,400
United States - 0.3%
Parade Technologies, Ltd. 253,000 4,186
Samsonite International SA(Þ) 495,748 974
5,160
Vietnam - 1.5%
FPT Corp. 406,643 842
Hoa Phat Group JSC 6,444,586 6,227
Masan Group Corp.(Æ) 582,020 2,004
Military Commercial Joint Stock Bank 3,317,691 3,153
Mobile World Investment Corp. 2,076,213 9,512
Vincom Retail JSC 1,979,650 3,124
24,862
Total Common Stocks
(cost $1,393,200) 1,579,358
Preferred Stocks - 3.0%
Brazil - 2.5%
Banco Bradesco SA
3.032% (Ÿ) 368,358 3,330
Centrais Eletricas Brasileiras SA
3.148% (Ÿ) 51,200 531

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cia Brasileira de Distribuicao
1.779% (Ÿ) 77,424 1,898
Cia de Transmissao de Energia Eletrica
Paulista
10.187% (Ÿ) 13,300 84
Cia Energetica de Minas Gerais
3.867% (Ÿ) 166,200 616
Gerdau SA
3.665% (Ÿ) 256,300 923
Gol Linhas Aereas Inteligentes SA
10.735% (Ÿ) 380,000 4,079
Investimentos Itau SA
6.747% (Ÿ) 694,546 2,269
Itau Unibanco Holding SA
5.067% (Ÿ) 2,136,542 19,495
Petroleo Brasileiro SA
4.464% (Ÿ) 1,005,600 6,873
Telefonica Brasil SA
10.096% (Ÿ) 126,200 1,729
41,827
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Class B
4.049% (Ÿ) 38,971 1,143
Russia - 0.1%
Sberbank of Russia
8.389% (Ÿ) 388,530 1,236
Surgutneftegas OJSC
24.206% (Ÿ) 2,234,038 1,093
2,329
South Korea - 0.3%
Hyundai Motor Co.
5.093% (Ÿ) 7,565 505
Samsung Electronics Co., Ltd.
3.83% (Ÿ) 156,422 4,873
5,378
Total Preferred Stocks
(cost $39,478) 50,677
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund (@) 42,510,992 (∞) 42,528
United States Treasury Bills
2.070% due 10/10/19 (ž)(§) 8,400 8,367
2.068% due 12/05/19 (ž)(§) 2,500 2,482
53,377
Total Short-Term Investments
(cost $53,364) 53,377
Other Securities - 1.0%
U.S. Cash Collateral Fund(×) (@) 17,629,025 (∞) 17,629
Total Other Securities
(cost $17,629) 17,629
Total Investments 99.9%
(identified cost $1,503,671) 1,701,041
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 0.1%
1,626
Net Assets - 100.0%
1,702,667

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.7%
3SBio, Inc. 04/18/19 HKD 2,425,000 1 .70 4,125
4,129
A-Living Services Co., Ltd. 06/19/19 HKD 1,632,750 1 .66 2,706
3,254
Ascletis Pharma, Inc. 03/22/19 HKD 483,000 0 .92 443
307
BAIC Motor Corp., Ltd. 03/05/19 HKD 120,500 0 .60 72
76
Bandhan Bank, Ltd. 06/20/19 INR 743,515 7 .84 5,827
5,190
BOC Aviation, Ltd. 06/19/18 HKD 292,500 7 .94 2,321
2,527
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0 .29 744
744
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 2,201,200 1 .23 2,705
2,404
Dino Polska SA 04/23/19 PLN 187,542 35 .08 6,580
7,020
Ganfeng Lithium Co., Ltd. 11/14/18 HKD 548,400 1 .90 1,041
702
Hua Hong Semiconductor, Ltd. 01/27/15 HKD 1,361,000 1 .15 1,570
2,828
Huatai Securities Co., Ltd. 07/02/19 HKD 1,793,400 1 .77 3,167
2,912
ICICI Prudential Life Insurance Co., Ltd. 06/18/19 INR 133,898 5 .83 781
782
Longfor Properties Co., Ltd. 11/19/18 HKD 469,000 3 .15 1,303
1,725
MLP Saglik Hizmetleri AS 02/07/18 TRY 367,000 4 .99 1,833
788
Network International Holdings PLC 06/18/19 GBP 224,747 7 .56 1,700
1,670
Play Communications SA 05/31/19 PLN 10,755 6 .67 72
87
Samsonite International SA 03/02/16 HKD 495,748 3 .06 1,518
974
Tejas Networks, Ltd. 09/05/18 INR 668,035 4 .05 2,702
881
Tianhe Chemicals Group, Ltd. 06/13/14 HKD 25,778,000 — 5,886
—
WH Group, Ltd. 09/22/15 HKD 4,289,500 0 .78 3,325
4,183
WuXi AppTec Co., Ltd. 02/21/19 HKD 187,040 7 .82 1,462
1,729
Xiabu Xiabu Catering Management Co., Ltd. 01/28/19 HKD 976,061 1 .45 1,417
1,366
46,278
For a description of restricted securities see note 7 in the Notes to Quarterly Repor t .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
BIST 30 Futures 369 TRY 4,814 08/19
20
FTSE/JSE TOP 40 Index Futures 142 ZAR 71,953 09/19
(169)
Hang Seng Index Futures 48 HKD 66,617 08/19
(215)
HSCEI Index Futures 126 HKD 67,265 08/19
(170)
KOSPI2 Index Futures 590 KRW 39,360,375 09/19
(849)
Mexican Bolsa Index Futures 85 MXN 34,976 09/19
(105)
MSCI China Free Index Futures 803 USD 33,513 09/19
665
MSCI Emerging Markets Index Futures 289 USD 14,820 09/19
(250)
MSCI Taiwan Index Futures 668 USD 26,606 08/19
(202)
SGX NIFTY 50 Index Futures 382 USD 8,496 08/19
(212)
Short Positions
MSCI Emerging Markets Index Futures 1,476 USD 75,689 09/19
(430)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,917)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 359 TRY 2,197 09/18/19 28

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 65
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 359 TRY 2,197 09/18/19 27
Bank of Montreal USD 540 MXN 10,500 09/18/19 4
Bank of Montreal USD 1,387 ZAR 20,808 09/18/19 56
Bank of Montreal USD 10,157 ZAR 152,400 09/18/19 407
Bank of New York USD 4,199 HKD 32,850 09/18/19 (1)
Bank of New York USD 540 MXN 10,500 09/18/19 3
Bank of New York USD 1,392 ZAR 20,808 09/18/19 51
Bank of New York USD 10,194 ZAR 152,400 09/18/19 370
Brown Brothers Harriman USD 241 HKD 1,885 08/02/19 —
Brown Brothers Harriman USD 1,795 HKD 14,000 09/18/19 (6)
Brown Brothers Harriman USD 192 MXN 3,700 09/18/19 (1)
Brown Brothers Harriman USD 90 TRY 525 09/18/19 3
Brown Brothers Harriman USD 94 TRY 575 09/18/19 7
Brown Brothers Harriman USD 511 ZAR 7,250 09/18/19 (9)
Brown Brothers Harriman HKD 5,000 USD 640 09/18/19 1
Brown Brothers Harriman HKD 7,000 USD 899 09/18/19 4
Brown Brothers Harriman HKD 8,000 USD 1,024 09/18/19 2
Brown Brothers Harriman HKD 9,000 USD 1,154 09/18/19 4
Brown Brothers Harriman HKD 12,000 USD 1,533 09/18/19 —
Brown Brothers Harriman HKD 14,000 USD 1,787 09/18/19 (2)
Brown Brothers Harriman MXN 1,250 USD 65 09/18/19 —
Brown Brothers Harriman MXN 2,000 USD 104 09/18/19 1
Brown Brothers Harriman MXN 2,000 USD 103 09/18/19 (1)
Brown Brothers Harriman MXN 2,250 USD 118 09/18/19 1
Brown Brothers Harriman MXN 3,750 USD 193 09/18/19 (1)
Brown Brothers Harriman MXN 6,000 USD 308 09/18/19 (3)
Brown Brothers Harriman TRY 175 USD 30 09/18/19 (1)
Brown Brothers Harriman TRY 275 USD 44 09/18/19 (4)
Brown Brothers Harriman TRY 300 USD 52 09/18/19 (1)
Brown Brothers Harriman TRY 400 USD 66 09/18/19 (4)
Brown Brothers Harriman TRY 1,150 USD 188 09/18/19 (14)
Brown Brothers Harriman ZAR 3,000 USD 212 09/18/19 4
Brown Brothers Harriman ZAR 3,500 USD 241 09/18/19 (1)
Brown Brothers Harriman ZAR 3,500 USD 245 09/18/19 3
Brown Brothers Harriman ZAR 4,500 USD 314 09/18/19 2
Brown Brothers Harriman ZAR 8,000 USD 534 09/18/19 (21)
Brown Brothers Harriman ZAR 12,500 USD 834 09/18/19 (34)
Citigroup USD 5,319 BRL 20,640 08/02/19 89
Citigroup BRL 20,640 USD 5,482 08/02/19 74
Citigroup INR 40,000 USD 570 09/18/19 (5)
Citigroup KRW 250,000 USD 216 09/18/19 6
Citigroup KRW 700,000 USD 607 09/18/19 17
Commonwealth Bank of Australia USD 4,198 HKD 32,850 09/18/19 —
Commonwealth Bank of Australia USD 540 MXN 10,500 09/18/19 4
Commonwealth Bank of Australia USD 1,391 ZAR 20,808 09/18/19 51
Commonwealth Bank of Australia USD 10,189 ZAR 152,400 09/18/19 375
Royal Bank of Canada USD 896 HKD 7,000 09/18/19 (2)
Royal Bank of Canada USD 4,198 HKD 32,850 09/18/19 —
Royal Bank of Canada USD 122 MXN 2,350 09/18/19 —
Royal Bank of Canada USD 540 MXN 10,500 09/18/19 4
Royal Bank of Canada USD 933 TRY 5,177 08/02/19 (6)
Royal Bank of Canada USD 37 TRY 225 09/18/19 2
Royal Bank of Canada USD 454 TRY 2,775 09/18/19 34
Royal Bank of Canada USD 363 ZAR 5,250 09/18/19 1
Royal Bank of Canada USD 1,388 ZAR 20,808 09/18/19 55
Royal Bank of Canada USD 10,164 ZAR 152,400 09/18/19 401
Royal Bank of Canada EUR 8 USD 9 08/01/19 —
Royal Bank of Canada EUR 19 USD 21 08/02/19 —
Royal Bank of Canada HKD 8,500 USD 1,088 09/18/19 2
Royal Bank of Canada HKD 16,000 USD 2,050 09/18/19 5
Royal Bank of Canada MXN 1,750 USD 91 09/18/19 —
Royal Bank of Canada MXN 4,250 USD 221 09/18/19 1
Royal Bank of Canada TRY 275 USD 47 09/18/19 (1)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada TRY 700 USD 120 09/18/19 (3)
Royal Bank of Canada ZAR 717 USD 51 08/05/19 1
Royal Bank of Canada ZAR 5,000 USD 358 09/18/19 11
Royal Bank of Canada ZAR 9,000 USD 642 09/18/19 18
Standard Chartered USD 4,197 HKD 32,850 09/18/19 1
Standard Chartered TRY 800 USD 131 09/18/19 (10)
State Street USD 133 BRL 502 08/01/19 (2)
State Street USD 266 BRL 1,000 08/02/19 (4)
State Street USD 266 BRL 1,000 08/02/19 (4)
State Street USD 266 BRL 1,000 08/02/19 (4)
State Street USD 369 BRL 1,400 08/02/19 (2)
State Street USD 372 BRL 1,400 08/02/19 (5)
State Street USD 398 BRL 1,500 08/02/19 (5)
State Street USD 466 BRL 1,750 08/02/19 (7)
State Street USD 522 BRL 2,000 08/02/19 2
State Street USD 797 BRL 3,000 08/02/19 (11)
State Street USD 1,683 BRL 6,500 08/02/19 20
State Street USD 6,213 BRL 23,390 08/02/19 (84)
State Street USD 6,158 BRL 23,390 09/04/19 (43)
State Street USD 352 HKD 2,757 08/01/19 —
State Street USD 1,407 HKD 11,000 09/18/19 (1)
State Street USD 4,198 HKD 32,850 09/18/19 —
State Street USD 5,258 HKD 41,000 09/18/19 (19)
State Street USD 450 INR 31,000 09/18/19 (4)
State Street USD 456 INR 32,000 09/18/19 5
State Street USD 980 INR 68,000 09/18/19 (1)
State Street USD 2,633 INR 183,000 09/18/19 1
State Street USD 10,572 INR 740,000 09/18/19 76
State Street USD 642 KRW 758,230 08/01/19 (1)
State Street USD 563 KRW 650,000 09/18/19 (15)
State Street USD 831 KRW 975,000 09/18/19 (9)
State Street USD 920 KRW 1,075,000 09/18/19 (14)
State Street USD 2,789 KRW 3,250,000 09/18/19 (49)
State Street USD 9,288 KRW 10,920,000 09/18/19 (83)
State Street USD 21,136 KRW 24,850,000 09/18/19 (190)
State Street USD 156 MXN 3,000 09/18/19 —
State Street USD 539 MXN 10,500 09/18/19 4
State Street USD 544 MXN 10,500 09/18/19 —
State Street USD 297 THB 9,136 08/01/19 —
State Street USD 33 TRY 195 09/18/19 1
State Street USD 221 TRY 1,300 09/18/19 7
State Street USD 409 ZAR 5,750 09/18/19 (10)
State Street USD 1,390 ZAR 20,808 09/18/19 53
State Street USD 1,580 ZAR 22,500 09/18/19 (21)
State Street USD 10,178 ZAR 152,400 09/18/19 387
State Street BRL 1,000 USD 265 08/02/19 3
State Street BRL 1,000 USD 263 08/02/19 1
State Street BRL 1,000 USD 259 08/02/19 (3)
State Street BRL 1,400 USD 370 08/02/19 3
State Street BRL 1,400 USD 372 08/02/19 5
State Street BRL 1,500 USD 398 08/02/19 5
State Street BRL 1,750 USD 465 08/02/19 6
State Street BRL 2,000 USD 531 08/02/19 7
State Street BRL 3,000 USD 800 08/02/19 14
State Street BRL 6,500 USD 1,726 08/02/19 23
State Street BRL 23,390 USD 6,172 08/02/19 43
State Street BRL 1,400 USD 368 09/04/19 2
State Street HKD 562 USD 72 08/01/19 —
State Street HKD 3,000 USD 384 09/18/19 1
State Street HKD 4,000 USD 512 09/18/19 1
State Street HKD 8,500 USD 1,087 09/18/19 1
State Street INR 25,000 USD 361 09/18/19 1
State Street INR 30,000 USD 431 09/18/19 (1)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 67
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street INR 30,000 USD 434 09/18/19 2
State Street INR 35,000 USD 506 09/18/19 3
State Street INR 50,000 USD 721 09/18/19 1
State Street INR 50,000 USD 723 09/18/19 3
State Street INR 60,000 USD 865 09/18/19 1
State Street INR 60,000 USD 849 09/18/19 (15)
State Street INR 75,000 USD 1,068 09/18/19 (11)
State Street KRW 300,000 USD 254 09/18/19 1
State Street KRW 500,000 USD 431 09/18/19 10
State Street KRW 500,000 USD 428 09/18/19 7
State Street KRW 700,000 USD 595 09/18/19 5
State Street KRW 750,000 USD 635 09/18/19 3
State Street KRW 750,000 USD 636 09/18/19 4
State Street KRW 1,100,000 USD 929 09/18/19 2
State Street KRW 1,250,000 USD 1,064 09/18/19 11
State Street KRW 1,550,000 USD 1,313 09/18/19 6
State Street KWD 185 USD 607 08/01/19 (1)
State Street MXN 1,300 USD 67 09/18/19 —
State Street MXN 1,500 USD 78 09/18/19 —
State Street MXN 2,000 USD 104 09/18/19 —
State Street THB 3,929 USD 128 08/01/19 —
State Street TRY 200 USD 35 09/18/19 (1)
State Street TRY 225 USD 39 09/18/19 —
State Street TRY 800 USD 131 09/18/19 (10)
State Street ZAR 126 USD 9 08/01/19 —
State Street ZAR 2,000 USD 139 09/18/19 —
State Street ZAR 3,000 USD 211 09/18/19 3
State Street ZAR 5,250 USD 368 09/18/19 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
2,107
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Bovespa Future Index Goldman Sachs BRL 19,201
Total Return on Underlying
Reference Entity
(4)
08/14/19 — 182 182
Total Open Total Return Swap Contracts (å) — 182 182
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 24,650 $ — $ —
$ —
$ 24,650
Bangladesh — 13,700 —
—
13,700
Brazil 102,342 — —
—
102,342
Cambodia — 704 —
—
704

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 4,758 — —
—
4,758
Cayman Islands 2,081 1,229 —
—
3,310
Chile 5,280 — —
—
5,280
China 64,456 371,329 68
—
435,853
Colombia 1,127 — —
—
1,127
Czech Republic — 3,780 —
—
3,780
Egypt 3,307 7,158 —
—
10,465
Georgia — 4,169 —
—
4,169
Greece — 5,513 —
—
5,513
Guernsey — 5,762 —
—
5,762
Hong Kong — 69,501 1,045
—
70,546
Hungary — 5,219 —
—
5,219
India 1,048 129,290 —
—
130,338
Indonesia — 28,451 —
—
28,451
Kenya — 6,219 —
—
6,219
Kuwait — 1,363 —
—
1,363
Luxembourg 541 1,392 —
—
1,933
Malaysia — 6,227 —
—
6,227
Mexico 36,675 — —
—
36,675
Morocco — 5,551 —
—
5,551
Netherlands — 7,197 —
—
7,197
Nigeria — 6,684 —
—
6,684
Pakistan — 3,069 —
—
3,069
Panama 1,227 — —
—
1,227
Peru 7,103 — —
—
7,103
Philippines — 10,973 —
—
10,973
Poland — 14,780 —
—
14,780
Romania — 9,555 —
—
9,555
Russia 37,110 45,458 —
—
82,568
Singapore — 2,527 —
—
2,527
Slovenia — 2,846 —
—
2,846
South Africa 5,538 77,455 —
—
82,993
South Korea 291 196,173 —
—
196,464
Sri Lanka — 2,380 —
—
2,380
Taiwan 22,365 109,947 —
—
132,312
Thailand — 33,631 —
—
33,631
Togo — 1,744 —
—
1,744
Turkey 1,081 18,993 —
—
20,074
Ukraine — 1,406 —
—
1,406
United Arab Emirates — 5,468 —
—
5,468
United Kingdom — 9,799 601
—
10,400
United States — 5,160 —
—
5,160
Vietnam — 24,862 —
—
24,862
Preferred Stocks 42,970 7,707 — — 50,677

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 69
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — 10,849 — 42,528 53,377
Other Securities — — — 17,629 17,629
Total Investments 363,950 1,275,220 1,714 60,157 1,701,041
Other Financial Instruments
Assets
Futures Contracts 685 — —
—
685
Foreign Currency Exchange Contracts 92 2,776 —
—
2,868
Total Return Swap Contracts — 182 —
—
182
Liabilities
Futures Contracts (2,602) — —
—
(2,602)
Foreign Currency Exchange Contracts (127) (634) —
—
(761)
Total Other Financial Instruments
*
$ (1,952) $ 2,324 $ — $ — $ 372
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
160,200
Consumer Staples ...................................................................
100,934
Energy ....................................................................................
136,778
Financial Services ...................................................................
548,344
Health Care .............................................................................
29,970
Materials and Processing ........................................................
109,791
Producer Durables ..................................................................
79,333
Technology ..............................................................................
363,547
Utilities ...................................................................................
101,138
Short-Term Investments ..........................................................
53,377
Other Securities ......................................................................
17,629
Total Investments .................................................................... 1,701,041

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.1%
Consumer Discretionary - 15.8%
Advance Auto Parts, Inc. 9,135 1,376
Amazon.com, Inc.(Æ) 41,908 78,234
AutoZone, Inc.(Æ) 3,054 3,430
Best Buy Co., Inc. 44,114 3,376
CarMax, Inc.(Æ) 118,335 10,385
CBS Corp. Class B 23,776 1,225
Charter Communications, Inc. Class A(Æ) 15,373 5,924
Comcast Corp. Class A 568,409 24,538
Costco Wholesale Corp. 19,553 5,389
Discovery Communications, Inc. Class C(Æ) 90,365 2,552
Dollar General Corp. 5,400 724
Dollar Tree, Inc.(Æ) 110,786 11,272
DR Horton, Inc. 15,748 723
eBay, Inc. 5,789 238
Estee Lauder Cos., Inc. (The) Class A 126,873 23,369
Expedia, Inc. 16,861 2,238
Foot Locker, Inc. 40,119 1,647
Ford Motor Co. 1,102,798 10,510
Fox Corp. Class A 1 —
General Motors Co. 51,111 2,062
Gildan Activewear , Inc. Class A 116,982 4,606
Hilton Worldwide Holdings, Inc. 59,784 5,772
Home Depot, Inc. (The) 75,922 16,224
Interpublic Group of Cos., Inc. (The) 284,151 6,513
Kontoor Brands, Inc. 3,714 109
Lear Corp. 24,852 3,151
Lennar Corp. Class A 15,371 731
Lennar Corp. Class B 56 2
Lowe's Cos., Inc. 318,087 32,254
Macy's, Inc. 12,300 280
McDonald's Corp. 5,663 1,193
Mohawk Industries, Inc.(Æ) 24,238 3,022
Netflix, Inc.(Æ) 70,024 22,617
Newell Rubbermaid, Inc. 71,626 1,016
Nike, Inc. Class B 311,890 26,832
nVent Electric PLC 6,066 150
Omnicom Group, Inc. 133,813 10,734
O'Reilly Automotive, Inc.(Æ) 47,554 18,107
PulteGroup, Inc. 44,100 1,390
PVH Corp. 17,062 1,517
Ross Stores, Inc. 161,738 17,149
Royal Caribbean Cruises, Ltd. 19,702 2,292
Sensata Technologies Holding PLC(Æ) 143,726 6,817
Starbucks Corp. 219,561 20,790
Target Corp. 182,532 15,771
TJX Cos., Inc. 350,968 19,149
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 36,422 12,720
VF Corp. 26,000 2,272
Walmart, Inc. 230,717 25,467
Walt Disney Co. (The) 251,033 35,901
Whirlpool Corp. 38,507 5,602
Wyndham Destinations, Inc. 67,466 3,175
Wyndham Hotels & Resorts, Inc. 77,055 4,357
Yum China Holdings, Inc. 29,534 1,344
Yum! Brands, Inc. 242,062 27,237
545,475
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 3.9%
Altria Group, Inc. 39,837 1,875
Archer-Daniels-Midland Co. 26,319 1,081
Coca-Cola Co. (The) 219,344 11,544
Colgate-Palmolive Co. 61,225 4,392
Constellation Brands, Inc. Class A 21,899 4,310
CVS Health Corp. 308,606 17,242
Hershey Co. (The) 4,970 754
Keurig Dr Pepper, Inc. 14,940 420
Kimberly-Clark Corp. 6,887 934
Kroger Co. (The) 28,400 601
Mondelez International, Inc. Class A 619,150 33,119
PepsiCo, Inc. 131,961 16,866
Philip Morris International, Inc. 198,075 16,561
Procter & Gamble Co. (The) 79,241 9,354
Tyson Foods, Inc. Class A 32,561 2,589
Unilever NV 237,951 13,739
135,381
Energy - 4.1%
Anadarko Petroleum Corp. 561 41
BP PLC - ADR 371,935 14,781
Cabot Oil & Gas Corp. 42,924 822
Cenovus Energy, Inc. 557,962 5,178
Chevron Corp. 131,950 16,245
Concho Resources, Inc. 6,614 646
ConocoPhillips 106,842 6,312
Devon Energy Corp. 11,954 323
Diamondback Energy, Inc. 20,970 2,169
Enbridge, Inc. 16,005 534
EOG Resources, Inc. 184,851 15,869
Exxon Mobil Corp. 158,373 11,777
Halliburton Co. 196,105 4,510
Marathon Petroleum Corp. 38,220 2,155
National Oilwell Varco, Inc. 102,336 2,438
Occidental Petroleum Corp. 9,600 493
ONEOK, Inc. 18,588 1,303
PBF Energy, Inc. Class A 118,614 3,313
Phillips 66 163,228 16,742
Pioneer Natural Resources Co. 21,958 3,031
Royal Dutch Shell PLC Class A - ADR 173,749 10,927
Schlumberger, Ltd. 288,797 11,543
Valero Energy Corp. 119,616 10,197
Williams Cos., Inc. (The) 14,626 360
141,709
Financial Services - 21.7%
Aflac, Inc. 107,341 5,650
Allstate Corp. (The) 10,396 1,117
American Express Co. 143,587 17,858
American International Group, Inc. 267,477 14,976
American Tower Corp.(ö) 148,692 31,466
Ameriprise Financial, Inc. 42,031 6,116
Aon PLC 38,352 7,258
Arthur J Gallagher & Co. 28,088 2,540
AvalonBay Communities, Inc.(ö) 18,236 3,807
AXA Equitable Holdings, Inc. 129,808 2,918
Axis Capital Holdings, Ltd. 75,021 4,777
Bank of America Corp. 1,511,561 46,375
BB&T Corp. 6,074 313

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berkshire Hathaway, Inc. Class B(Æ) 153,192 31,470
BlackRock, Inc. Class A 4,909 2,296
Brighthouse Financial, Inc.(Æ) 1,474 58
Capital One Financial Corp. 118,861 10,985
Charles Schwab Corp. (The) 56,150 2,427
Chubb, Ltd. 90,347 13,809
Citigroup, Inc. 286,016 20,353
Citizens Financial Group, Inc. 278,167 10,365
CME Group, Inc. Class A 18,466 3,590
Comerica, Inc. 60,506 4,429
Discover Financial Services 29,578 2,654
Equinix , Inc.(Æ)(ö) 51,239 25,727
Everest Re Group, Ltd. 900 222
Fidelity National Information Services, Inc. 35,385 4,715
Fifth Third Bancorp 348,714 10,353
First Republic Bank 68,955 6,851
Fiserv, Inc.(Æ) 27,865 2,938
FleetCor Technologies, Inc.(Æ) 79,905 22,707
Franklin Resources, Inc. 3,733 122
Goldman Sachs Group, Inc. (The) 39,107 8,609
Hartford Financial Services Group, Inc. 65,036 3,748
HCP, Inc.(ö) 526,603 16,814
Host Hotels & Resorts, Inc.(ö) 49,906 868
Huntington Bancshares, Inc. 110,154 1,570
Intercontinental Exchange, Inc. 163,857 14,396
Jefferies Financial Group, Inc.(Æ) 72,856 1,554
JPMorgan Chase & Co. 280,446 32,532
KeyCorp 84,834 1,558
KKR & Co., Inc. Class A 127,383 3,407
Lincoln National Corp. 10,700 699
Loews Corp. 191,871 10,273
M&T Bank Corp. 19,133 3,143
Markel Corp.(Æ) 18,834 20,980
MasterCard, Inc. Class A 63,290 17,232
Merck & Co., Inc. 349,639 29,017
MetLife, Inc. 231,389 11,435
Moody's Corp. 89,972 19,285
Morgan Stanley 251,999 11,229
Nasdaq, Inc. 6,641 640
Northern Trust Corp. 106,756 10,462
PayPal Holdings, Inc.(Æ) 317,807 35,086
People's United Financial, Inc. 569,409 9,350
PNC Financial Services Group, Inc. (The) 55,651 7,953
Progressive Corp. (The) 97,932 7,931
Prologis, Inc.(ö) 37,940 3,058
Prudential Financial, Inc. 7,700 780
Raymond James Financial, Inc. 6,917 558
Regions Financial Corp. 304,959 4,858
Simon Property Group, Inc.(ö) 4,200 681
State Street Corp. 42,925 2,494
SunTrust Banks, Inc. 133,403 8,885
SVB Financial Group(Æ) 3,552 824
Synchrony Financial 35,464 1,272
T Rowe Price Group, Inc. 31,651 3,589
TD Ameritrade Holding Corp. 6,600 337
Torchmark Corp.(Æ) 2,963 271
Total System Services, Inc. 59,092 8,020
Travelers Cos., Inc. (The) 3,590 526
UBS Group AG(Æ) 98,080 1,096
US Bancorp 442,405 25,283
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ventas, Inc.(ö) 25,804 1,736
Visa, Inc. Class A 289,631 51,553
Voya Financial, Inc. 197,027 11,067
Wells Fargo & Co. 405,791 19,644
Zions Bancorp NA 32,640 1,471
749,016
Health Care - 11.6%
Abbott Laboratories 309,268 26,937
AbbVie, Inc. 118,495 7,894
Alexion Pharmaceuticals, Inc.(Æ) 10,608 1,202
Align Technology, Inc.(Æ) 7,189 1,503
Allergan PLC 19,437 3,120
Amgen, Inc. 53,187 9,924
Anthem, Inc.(Æ) 70,925 20,895
Baxter International, Inc. 15,579 1,308
Becton Dickinson and Co. 109,422 27,662
Biogen, Inc.(Æ) 11,230 2,671
Boston Scientific Corp.(Æ) 163,405 6,938
Bristol-Myers Squibb Co. 19,100 848
Cardinal Health, Inc. 18,996 869
Celgene Corp.(Æ) 37,335 3,430
Centene Corp.(Æ) 217,601 11,335
Cerner Corp. 88,688 6,354
Cigna Corp. 73,554 12,498
Eli Lilly & Co. 57,295 6,242
Gilead Sciences, Inc. 76,089 4,985
HCA Healthcare, Inc. 28,517 3,807
Henry Schein, Inc.(Æ) 10,656 709
Humana, Inc. 21,279 6,315
Intuitive Surgical, Inc.(Æ) 4,496 2,336
IQVIA Holdings, Inc.(Æ) 28,308 4,506
Johnson & Johnson 277,386 36,121
Laboratory Corp. of America Holdings(Æ) 40,505 6,785
McKesson Corp. 96,847 13,457
Medtronic PLC 132,920 13,550
Mylan NV(Æ) 53,330 1,115
Novo Nordisk A/S - ADR 286,084 13,709
PerkinElmer, Inc. 7,242 624
Pfizer, Inc. 568,785 22,092
Quest Diagnostics, Inc. 11,524 1,176
Regeneron Pharmaceuticals, Inc.(Æ) 51,069 15,564
Sanofi - ADR 74,965 3,126
Stryker Corp. 13,945 2,925
Teleflex, Inc. 69,553 23,630
Thermo Fisher Scientific, Inc. 34,905 9,692
UnitedHealth Group, Inc. 198,222 49,359
Universal Health Services, Inc. Class B 21,170 3,194
Varian Medical Systems, Inc.(Æ) 18,440 2,164
Vertex Pharmaceuticals, Inc.(Æ) 11,953 1,992
Zimmer Biomet Holdings, Inc. 34,482 4,660
Zoetis, Inc. Class A 13,700 1,574
400,797
Materials and Processing - 3.7%
AdvanSix , Inc.(Æ) 13,686 351
Air Products & Chemicals, Inc. 6,795 1,551
Ball Corp. 28,448 2,033
Celanese Corp. Class A 51,943 5,826
CRH PLC - ADR 13,895 464

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crown Holdings, Inc.(Æ) 14,346 918
Dow Chemical Co. (The) 50,349 2,439
DuPont de Nemours, Inc. 132,356 9,551
Ecolab, Inc. 234,031 47,211
Ingersoll-Rand PLC 33,000 4,081
Ingevity Corp.(Æ) 4,417 435
Linde PLC 249,094 47,648
Martin Marietta Materials, Inc. 2,605 645
Masco Corp. 34,631 1,412
PPG Industries, Inc. 4,260 500
Rio Tinto PLC - ADR 37,916 2,164
Versum Materials, Inc. 1,866 97
127,326
Producer Durables - 9.6%
3M Co. 4,885 854
Accenture PLC Class A 43,472 8,372
Aptiv PLC 17,118 1,500
Automatic Data Processing, Inc. 168,915 28,129
Avery Dennison Corp. 13,672 1,571
Boeing Co. (The) 202 69
Caterpillar, Inc. 16,415 2,161
CSX Corp. 63,100 4,442
Danaher Corp. 87,496 12,293
Deere & Co. 11,061 1,832
Delta Air Lines, Inc. 89,351 5,454
Dover Corp. 71,632 6,938
Eaton Corp. PLC 21,449 1,763
Emerson Electric Co. 13,090 849
FedEx Corp. 1,662 283
Flir Systems, Inc. 48,951 2,431
Fortive Corp. 116,383 8,851
Garrett Motion, Inc.(Æ) 24,755 351
General Dynamics Corp. 38,948 7,242
General Electric Co. 2,185,580 22,839
Honeywell International, Inc. 247,555 42,694
Illinois Tool Works, Inc. 1,831 282
Johnson Controls International PLC(Æ) 269,143 11,422
Kansas City Southern 57,146 7,071
L3Harris Technologies, Inc. 11,294 2,345
Lockheed Martin Corp. 1,670 605
Mettler -Toledo International, Inc.(Æ) 24,329 18,411
Norfolk Southern Corp. 38,039 7,270
Northrop Grumman Corp. 30,684 10,603
PACCAR, Inc. 46,767 3,280
Parker-Hannifin Corp. 800 140
Pentair PLC 6,066 235
Raytheon Co. 72,719 13,256
Roper Technologies, Inc. 48,171 17,517
Southwest Airlines Co. 51,043 2,630
Stanley Black & Decker, Inc. 135,787 20,041
TopBuild Corp.(Æ) 3,805 309
TransDigm Group, Inc.(Æ) 30,454 14,784
Union Pacific Corp. 57,199 10,293
United Continental Holdings, Inc.(Æ) 18,923 1,739
United Technologies Corp. 118,144 15,784
Wabtec Corp. 117,789 9,150
Waste Management, Inc. 4,229 495
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
XPO Logistics, Inc.(Æ) 22,347 1,508
330,088
Technology - 23.6%
Adobe, Inc.(Æ) 118,355 35,372
Akamai Technologies, Inc.(Æ) 9,297 819
Allegion PLC 17,438 1,806
Alphabet, Inc. Class A(Æ) 14,200 17,298
Alphabet, Inc. Class C(Æ) 57,828 70,358
Amphenol Corp. Class A 55,330 5,163
Analog Devices, Inc. 146,103 17,161
Anaplan, Inc.(Æ) 16,282 927
Apple, Inc. 432,380 92,115
Applied Materials, Inc. 109,156 5,389
Autodesk, Inc.(Æ) 149,566 23,358
Booking Holdings, Inc.(Æ) 14,022 26,454
Broadcom, Inc. 42,023 12,186
CDK Global Inc. 996 52
Cisco Systems, Inc. 418,894 23,207
Cognizant Technology Solutions Corp. Class
A 69,986 4,559
Corning, Inc. 140,804 4,330
Corteva , Inc. Class W 155,643 4,591
Dell Technologies, Inc. Class C(Æ) 66,958 3,866
DXC Technology Co. 21,389 1,193
Electronic Arts, Inc.(Æ) 97,345 9,004
F5 Networks, Inc.(Æ) 33,036 4,847
Facebook, Inc. Class A(Æ) 302,052 58,668
Hewlett Packard Enterprise Co. Class H 652,501 9,376
HP, Inc.(Æ) 352,152 7,409
Intel Corp. 254,722 12,876
Intuit, Inc. 156,880 43,504
Juniper Networks, Inc. 270,031 7,296
KLA-Tencor Corp. 5,800 791
Lam Research Corp. 32,264 6,731
Microchip Technology, Inc. 176,525 16,667
Micron Technology, Inc.(Æ) 234,711 10,536
Microsoft Corp. 796,067 108,481
Motorola Solutions, Inc. 101,101 16,779
NVIDIA Corp. 89,159 15,043
NXP Semiconductors NV 1 —
Oracle Corp. 633,135 35,646
Perspecta , Inc. 10,694 249
Qorvo , Inc.(Æ) 74,161 5,435
QUALCOMM, Inc. 191,912 14,040
Resideo Technologies, Inc.(Æ) 14,664 277
Salesforce.com, Inc.(Æ) 227,879 35,207
SAP SE - ADR - ADR 59,771 7,354
Seagate Technology PLC 20,124 932
Skyworks Solutions, Inc. 59,077 5,038
Synopsys, Inc.(Æ) 19,662 2,610
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 1,736
TE Connectivity, Ltd. 94,144 8,699
Texas Instruments, Inc. 84,186 10,524
VeriSign, Inc.(Æ) 26,378 5,568
Western Digital Corp. 487 26
Xilinx, Inc. 38,055 4,346
815,899

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 4.1%
American Electric Power Co., Inc. 26,048 2,287
AT&T, Inc. 570,527 19,426
Baker Hughes, a GE Co. LLC 52,908 1,343
California Resources Corp.(Æ) 1,158 18
Cheniere Energy, Inc.(Æ) 5,800 378
CMS Energy Corp. 37,178 2,165
Dominion Energy, Inc. 181,557 13,488
Duke Energy Corp. 16,508 1,432
Edison International 154,474 11,514
Entergy Corp. 126,322 13,342
Exelon Corp. 498,536 22,464
International Business Machines Corp. 84,408 12,513
NextEra Energy, Inc. 52,989 10,978
NiSource, Inc. 38,538 1,144
Sempra Energy 14,900 2,018
Southern Co. (The) 159 9
T-Mobile US, Inc.(Æ) 37,205 2,966
Verizon Communications, Inc. 270,536 14,953
Xcel Energy, Inc. 137,295 8,184
140,622
Total Common Stocks
(cost $2,181,367) 3,386,313
Short-Term Investments - 1.8%
U.S. Cash Management Fund(@) 61,0 55 , 022
(∞)
61,079
Total Short-Term Investments
(cost $61,067) 61,079
Total Investments 99.9%
(identified cost $2,242,434) 3,447,392
Other Assets and Liabilities, Net
- 0.1%
3,935
Net Assets - 100.0%
3,451,327

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Large Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 545,475 $ — $ —
$ —
$ 545,475
Consumer Staples 135,381 — —
—
135,381
Energy 141,709 — —
—
141,709
Financial Services 749,016 — —
—
749,016
Health Care 400,797 — —
—
400,797
Materials and Processing 127,326 — —
—
127,326
Producer Durables 330,088 — —
—
330,088
Technology 815,899 — —
—
815,899
Utilities 140,622 — —
—
140,622
Short-Term Investments — — —
61,079
61,079
Total Investments 3,386,313 — — 61,079 3,447,392
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 13.8%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 281
Aaron's, Inc. Class A 5,967 376
AMC Networks, Inc. Class A(Æ) 3,613 193
American Public Education, Inc.(Æ) 4,689 155
Aramark 9,555 346
Bassett Furniture Industries, Inc. 11,577 148
Beazer Homes USA, Inc.(Æ) 83,830 982
Bloomin' Brands, Inc. 83,208 1,417
Boot Barn Holdings, Inc.(Æ) 44,740 1,400
Bright Horizons Family Solutions, Inc.(Æ) 1,068 162
Brinker International, Inc. 5,264 210
Buckle, Inc. (The) 30,790 627
Burlington Stores, Inc.(Æ) 14,503 2,621
Cable One, Inc. 1,352 1,645
Caesars Entertainment Corp.(Æ)(Ñ) 46,887 555
Callaway Golf Co. 14,281 262
Capri Holdings, Ltd.(Æ) 9,394 334
Carter's, Inc. 8,753 814
Central Garden & Pet Co. Class A(Æ) 5,797 160
Cheesecake Factory, Inc. (The)(Ñ) 33,081 1,425
Chegg, Inc.(Æ) 37,464 1,683
Cinemark Holdings, Inc. 7,787 311
Cooper Tire & Rubber Co. 35,932 967
Cooper-Standard Holdings, Inc.(Æ) 3,150 156
Cumulus Media, Inc. Class A(Æ) 28,110 425
Dana Holding Corp. 50,523 844
Deckers Outdoor Corp.(Æ) 10,198 1,594
Dick's Sporting Goods, Inc. 3,857 143
Dine Brands Global, Inc.(Ñ) 22,666 1,861
Domino's Pizza, Inc. 7,308 1,787
Dorman Products, Inc.(Æ) 22,824 1,641
Eldorado Resorts, Inc.(Æ)(Ñ) 79,622 3,593
Entravision Communications Corp. Class A 45,023 147
Ethan Allen Interiors, Inc. 14,422 297
Expedia, Inc. 13,923 1,848
Extended Stay America, Inc. 8,709 146
Fiesta Restaurant Group, Inc.(Æ) 19,232 184
First Cash Financial Services, Inc. 15,685 1,579
Five Below, Inc.(Æ) 30,066 3,532
Flexsteel Industries, Inc. 8,673 159
Fortress Transportation & Infrastructure
Investors LLC 92,684 1,387
Fortune Brands Home & Security, Inc. 19,771 1,086
Gannett Co., Inc. 21,194 217
Gentex Corp. 12,980 356
Gentherm, Inc.(Æ) 54,391 2,225
G-III Apparel Group, Ltd.(Æ) 24,156 692
Goodyear Tire & Rubber Co. (The) 20,905 287
Graham Holdings Co. Class B 599 445
Grand Canyon Education, Inc.(Æ) 26,537 2,886
Guess?, Inc.(Ñ) 19,942 336
H&R Block, Inc. 9,274 257
Harley-Davidson, Inc.(Ñ) 7,844 281
Hillenbrand, Inc. 7,189 242
Hooker Furniture Corp. 10,083 210
Interpublic Group of Cos., Inc. (The) 14,186 325
J Alexander's Holdings, Inc.(Æ) 46,376 499
Jack in the Box, Inc. 29,133 2,093
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
John Wiley & Sons, Inc. Class A 6,242 284
KB Home 14,893 391
Leggett & Platt, Inc. 3,702 148
Liberty Braves Group Class C(Æ) 45,066 1,297
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 10,483 413
Liberty SiriusXM Group Class C(Æ) 39,763 1,664
Lions Gate Entertainment Corp. Class A 12,387 160
Lithia Motors, Inc. Class A 8,395 1,107
Live Nation Entertainment, Inc.(Æ) 4,910 354
LKQ Corp.(Æ) 63,022 1,697
M/I Homes, Inc.(Æ) 12,509 442
Marchex, Inc. Class B(Æ) 62,925 274
Matthews International Corp. Class A 11,725 400
Monro Muffler Brake, Inc. 28,154 2,371
Murphy USA, Inc.(Æ) 1,877 166
National Presto Industries, Inc. 2,004 184
Nautilus, Inc.(Æ) 97,380 188
New Media Investment Group, Inc. 42,231 455
New York Times Co. (The) Class A 5,889 210
Nexstar Media Group, Inc. Class A 1,290 131
nVent Electric PLC 26,968 668
NVR, Inc.(Æ) 153 512
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,858 3,291
Oxford Industries, Inc. 8,339 610
Penske Automotive Group, Inc. 3,063 141
Pico Holdings, Inc.(Æ) 42,694 431
Points International, Ltd.(Æ) 6,426 77
Polaris Industries, Inc. 1,619 153
Pool Corp. 18,158 3,439
PulteGroup, Inc. 27,207 857
QuinStreet, Inc.(Æ) 44,595 726
Ralph Lauren Corp. Class A 28,453 2,966
RCI Hospitality Holdings, Inc. 10,587 179
Red Robin Gourmet Burgers, Inc.(Æ) 2,684 89
REV Group, Inc.(Ñ) 78,973 1,151
Saga Communications, Inc. Class A 3,831 120
Scholastic Corp. 14,084 481
Sensata Technologies Holding PLC(Æ) 11,420 542
Service Corp. International 17,960 829
ServiceMaster Global Holdings, Inc.(Æ) 47,125 2,508
Shoe Carnival, Inc.(Ñ) 6,564 167
Shutterfly, Inc.(Æ) 17,230 873
Sinclair Broadcast Group, Inc. Class A 3,182 160
Skechers U.S.A., Inc. Class A(Æ) 72,894 2,766
Strategic Education, Inc.(Æ) 19,328 3,440
Systemax, Inc. 6,818 148
Taylor Morrison Home Corp. Class A(Æ) 28,585 644
TEGNA, Inc. 28,059 426
Tenneco, Inc. Class A 30,020 271
Toll Brothers, Inc. 31,686 1,140
Tower International, Inc. 4,718 145
Tractor Supply Co. 8,846 962
Transcat, Inc.(Æ) 40,025 953
Tupperware Brands Corp. 8,202 126
Urban Outfitters, Inc.(Æ) 54,435 1,296
Vail Resorts, Inc. 1,022 252
Vera Bradley, Inc.(Æ) 64,996 764
WABCO Holdings, Inc.(Æ) 1,171 155
Weight Watchers International, Inc.(Æ) 5,936 128

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wesco Aircraft Holdings, Inc.(Æ) 13,598 143
William Lyon Homes Class A(Æ) 40,946 804
Williams-Sonoma, Inc. 2,625 175
Wyndham Destinations, Inc. 15,649 736
Wyndham Hotels & Resorts, Inc. 55,377 3,132
ZAGG, Inc.(Æ) 20,017 133
102,879
Consumer Staples - 3.0%
Calavo Growers, Inc.(Ñ) 10,947 968
Casey's General Stores, Inc. 17,162 2,779
Church & Dwight Co., Inc. 13,008 981
Core-Mark Holding Co., Inc. 22,805 853
Energizer Holdings, Inc. - GDR(Æ)(Ñ) 20,846 775
Flowers Foods, Inc. 19,333 458
Fresh Del Monte Produce, Inc. 28,625 868
Hain Celestial Group, Inc. (The)(Æ)(Ñ) 8,949 195
Ingredion, Inc. 4,862 376
J&J Snack Foods Corp. 4,443 826
Lancaster Colony Corp. 8,002 1,247
Medifast, Inc. 7,437 830
MGP Ingredients, Inc.(Ñ) 5,280 264
Natural Health Trends Corp.(Ñ) 29,119 219
Nomad Foods, Ltd.(Æ) 103,406 2,303
Pilgrim's Pride Corp.(Æ) 101,583 2,749
PolyOne Corp. 6,686 219
Post Holdings, Inc.(Æ) 5,407 580
Sanderson Farms, Inc.(Ñ) 16,357 2,143
Seaboard Corp. 79 322
SpartanNash Co. 12,657 150
Spectrum Brands Holdings, Inc. 11,128 558
Tootsie Roll Industries, Inc. 11,180 418
Tyson Foods, Inc. Class A 13,119 1,043
22,124
Energy - 1.8%
Algonquin Power & Utilities Corp. 121,867 1,517
Antero Resources Corp.(Æ) 83,209 384
Arch Coal, Inc. Class A(Ñ) 12,633 1,126
Cabot Oil & Gas Corp. 21,522 412
Callon Petroleum Co.(Æ) 27,197 134
Carrizo Oil & Gas, Inc.(Æ) 15,653 149
Chesapeake Energy Corp.(Æ)(Ñ) 79,959 145
CONSOL Energy, Inc.(Æ) 13,056 281
Delek US Holdings, Inc. 3,769 162
Diamondback Energy, Inc. 1 —
First Solar, Inc.(Æ) 4,127 266
Forum Energy Technologies, Inc.(Æ) 52,647 138
Gores Holdings, Inc. Class A(Æ) 26,241 371
GrafTech International, Ltd. 12,880 147
Gulfport Energy Corp.(Æ) 34,793 131
Hallador Energy Co. 24,800 133
Helix Energy Solutions Group, Inc.(Æ) 18,594 163
HollyFrontier Corp. 12,976 646
KLX Energy Services Holdings, Inc.(Æ) 11,508 181
Luxfer Holdings PLC - ADR 27,197 539
McDermott International, Inc.(Æ) 15,791 101
Parsley Energy, Inc. Class A 55,506 921
PBF Energy, Inc. Class A 36,045 1,007
Phillips 66 Partners, LP 13,313 696
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Profire Energy, Inc.(Æ) 89,436 131
REX American Resources Corp.(Æ) 11,703 873
Ring Energy, Inc.(Æ) 12,678 31
SEACOR Holdings, Inc.(Æ) 5,818 277
Select Energy Services, Inc. Class A(Æ) 23,149 235
Smart Sand, Inc.(Æ) 61,223 144
SRC Energy, Inc.(Æ) 57,329 234
SunCoke Energy, Inc. 143,697 1,091
Unit Corp.(Æ) 21,392 139
US Silica Holdings, Inc. 15,631 217
WPX Energy, Inc.(Æ) 14,097 147
13,269
Financial Services - 26.5%
1st Constitution Bancorp 7,982 145
Affiliated Managers Group, Inc. 13,795 1,183
AG Mortgage Investment Trust, Inc. (ö) 36,246 593
AGNC Investment Corp.(Æ) 9,311 160
Alexandria Real Estate Equities, Inc. (Ñ)(ö) 6,491 950
Alleghany Corp.(Æ) 1,211 830
Ally Financial, Inc. 101,909 3,354
Altisource Portfolio Solutions SA(Æ)(Ñ) 6,954 146
Ambac Financial Group, Inc.(Æ) 8,395 153
American Campus Communities, Inc. (ö) 7,663 358
American Equity Investment Life Holding
Co. 119,612 3,086
American Financial Group, Inc. 4,297 440
American Homes 4 Rent Class A(ö) 9,689 235
American National Insurance Co. 1,564 189
Americold Realty Trust (Ñ)(ö) 20,084 673
Ames National Corp. 5,051 138
Anworth Mortgage Asset Corp. (ö) 137,835 531
Apartment Investment & Management Co.
Class A(ö) 7,897 391
Argo Group International Holdings, Ltd. 33,529 2,295
Arlington Asset Investment Corp. Class A 29,288 193
ARMOUR Residential REIT, Inc. (ö) 11,615 208
Ashford, Inc.(Æ) 4,794 164
Associated Banc-Corp. 7,155 155
Assurant, Inc. 5,539 628
Assured Guaranty, Ltd. 12,463 544
Athene Holding, Ltd. Class A(Æ) 27,194 1,111
Auburn National Bancorporation, Inc. 4,430 171
Axis Capital Holdings, Ltd. 5,244 334
Axos Financial, Inc. 34,223 1,003
Banco Latinoamericano de Comercio Exterior
SA Class E 16,277 342
Bancorp, Inc. (The)(Æ) 39,748 385
BancorpSouth Bank 50,571 1,512
Bank of Commerce Holdings 13,949 150
Bank of NT Butterfield & Son, Ltd. (The) 4,383 138
Bank of Princeton (The) 649 18
Bank OZK 35,679 1,091
BankFinancial Corp. 17,925 240
BankUnited, Inc. 45,931 1,580
BBX Capital Corp. Class A 44,075 190
Berkshire Hills Bancorp, Inc. 8,409 276
Boston Private Financial Holdings, Inc. 13,231 153
Brixmor Property Group, Inc. (ö) 14,049 267
Broadridge Financial Solutions, Inc. 6,321 804

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brookline Bancorp, Inc. 9,748 145
Bryn Mawr Bank Corp. 5,560 206
Cadence Bancorp 59,602 1,022
Camden Property Trust (ö) 3,242 336
Cannae Holdings, Inc.(Æ) 108,295 3,135
CB Financial Services, Inc. 7,222 176
CBL & Associates Properties, Inc. (Ñ)(ö) 130,647 137
CenterState Bank Corp. 62,231 1,513
Central Pacific Financial Corp. 8,782 259
Century Bancorp, Inc. Class A 3,883 325
Chatham Lodging Trust (ö) 7,935 142
CNO Financial Group, Inc. 107,713 1,821
Codorus Valley Bancorp, Inc. 9,629 225
Cohen & Steers, Inc. 16,018 839
Colony Credit Real Estate, Inc. (ö) 15,302 248
Columbia Banking System, Inc. 34,327 1,294
Columbia Financial, Inc.(Æ) 96,961 1,483
Columbia Property Trust, Inc. (ö) 6,918 152
Commerce Union Bancshares, Inc. 6,463 161
Community Bank System, Inc. 28,319 1,869
Community Trust Bancorp, Inc. 3,587 152
CoreCivic, Inc.(Æ) 13,514 229
CoreSite Realty Corp. Class A(ö) 7,201 755
County Bancorp, Inc. 15,612 279
Cowen Group, Inc. Class A(Æ) 32,010 562
Customers Bancorp, Inc.(Æ) 8,482 175
CVB Financial Corp. 10,947 241
CyrusOne, Inc.(ö) 15,218 874
DiamondRock Hospitality Co. (ö) 22,695 229
Duke Realty Corp. (ö) 62,146 2,071
East West Bancorp, Inc. 9,666 464
Eaton Vance Corp. 988 44
Emerald Expositions Events, Inc. 20,515 219
Enova International, Inc.(Æ) 30,176 813
Enstar Group, Ltd.(Æ) 847 150
Enterprise Bancorp, Inc. 4,902 150
Enterprise Financial Services Corp. 5,091 212
EPR Properties (ö) 4,013 299
Equity Bancshares, Inc. Class A(Æ) 7,879 209
Equity Commonwealth (ö) 5,469 184
Equity LifeStyle Properties, Inc. Class A(ö) 9,684 1,203
Erie Indemnity Co. Class A 4,852 1,081
Essent Group, Ltd. 8,154 376
Euronet Worldwide, Inc.(Æ) 11,467 1,788
Evans Bancorp, Inc. 4,200 156
Evercore, Inc. Class A 6,338 547
Everest Re Group, Ltd. 2,179 537
FactSet Research Systems, Inc. 4,286 1,188
Fair Isaac Corp.(Æ) 14,096 4,897
Farmers & Merchants Bancorp, Inc. 6,833 196
FBL Financial Group, Inc. Class A 3,240 203
Federal Agricultural Mortgage Corp. Class C 8,229 636
Federated Investors, Inc. Class B 10,124 352
FedNat Holding Co. 14,721 184
Fifth Third Bancorp 1 —
First American Financial Corp. 21,314 1,232
First Bancorp, Inc. 4,275 112
First Bank 14,299 163
First Business Financial Services, Inc. 12,588 300
First Choice Bancorp 9,453 210
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Citizens BancShares, Inc. Class A 2,292 1,070
First Commonwealth Financial Corp. 78,555 1,082
First Financial Bancorp 35,467 904
First Financial Corp. 7,062 307
First Financial Northwest, Inc. 19,102 282
First Guaranty Bancshares, Inc. 2,908 64
First Industrial Realty Trust, Inc. (ö) 90,342 3,450
First Internet Bancorp 7,065 149
First Midwest Bancorp, Inc. 7,424 161
First Northwest Bancorp 16,316 262
First of Long Island Corp. (The) 24,839 549
First Republic Bank 29,628 2,944
First Savings Financial Group, Inc. 7,863 476
Flushing Financial Corp. 11,979 244
FNB Corp. 163,101 1,965
Four Corners Property Trust, Inc. (ö) 7,233 195
GAIN Capital Holdings, Inc. 43,563 186
Gaming and Leisure Properties, Inc. (ö) 10,931 412
Genworth Financial, Inc. Class A(Æ) 108,399 432
Glacier Bancorp, Inc. 37,575 1,575
Global Indemnity, Ltd. 5,472 155
Great Western Bancorp, Inc. 43,031 1,455
Green Dot Corp. Class A(Æ) 20,190 1,023
Hanmi Financial Corp. 874 19
Hanover Insurance Group, Inc. (The) 39,159 5,079
HarborOne Bancorp, Inc.(Æ) 41,298 791
Healthcare Realty Trust, Inc. (ö) 47,094 1,506
Healthcare Trust of America, Inc. Class A(ö) 11,235 303
Heartland Financial USA, Inc. 3,349 161
Heritage Commerce Corp. 12,173 151
Hersha Hospitality Trust Class A(ö) 20,877 326
Hilltop Holdings, Inc. 19,777 449
Home BancShares, Inc. 39,670 780
Hope Bancorp, Inc. 10,760 159
Horizon Bancorp, Inc. 17,661 308
Host Hotels & Resorts, Inc. (ö) 53,960 938
Houlihan Lokey, Inc. Class A 15,496 713
Howard Hughes Corp. (The)(Æ) 7,869 1,062
Iberiabank Corp. 5,623 442
Independence Realty Trust, Inc. (ö) 92,943 1,148
Independent Bank Group, Inc. 15,853 901
Industrial Logistics Properties Trust (ö) 7,372 158
International. FCStone, Inc.(Æ) 3,786 154
Invesco Mortgage Capital, Inc. (ö) 37,608 620
iStar, Inc. (ö) 15,472 204
Jack Henry & Associates, Inc. 6,027 842
JBG Smith Properties (ö) 27,674 1,083
Kearny Financial Corp. 118,016 1,576
Kennedy-Wilson Holdings, Inc. 30,930 666
KeyCorp 90,752 1,667
Kilroy Realty Corp. (ö) 3,359 267
Kimco Realty Corp. (ö) 16,201 311
Kite Realty Group Trust (ö) 9,458 150
Lakeland Bancorp, Inc. 10,257 168
Lamar Media Corp. Class A(ö) 6,141 497
Lazard, Ltd. Class A 19,846 768
LendingTree, Inc.(Æ)(Ñ) 5,822 1,878
Level One Bancorp, Inc. 7,993 188
Liberty Property Trust (ö) 4,136 216
Life Storage, Inc.(Æ)(ö) 4,997 487

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Live Oak Bancshares, Inc.(Ñ) 8,809 171
Macatawa Bank Corp. 18,660 192
Macerich Co. (The) (Ñ)(ö) 23,573 779
Malvern Bancorp, Inc.(Æ) 30,610 650
MarketAxess Holdings, Inc. 4,731 1,595
Medical Properties Trust, Inc. (ö) 24,356 426
MFA Financial, Inc. (ö) 20,238 145
MGIC Investment Corp. 182,545 2,346
Mid Penn Bancorp, Inc. 5,636 147
Mid-America Apartment Communities, Inc.
(ö) 17,247 2,032
Middlefield Banc Corp. 4,242 185
Monmouth Real Estate Investment Corp. (ö) 13,789 190
MSCI, Inc. Class A 20,585 4,678
National Bankshares, Inc. 4,043 148
National General Holdings Corp. 72,543 1,794
National Health Investors, Inc. (ö) 9,338 741
National Retail Properties, Inc. (ö) 7,639 399
National Western Life Group, Inc. Class A 1,542 415
New Residential Investment Corp. (ö) 12,835 201
New York Community Bancorp, Inc. 62,717 723
Nicolet Bankshares, Inc.(Æ) 1,853 122
NMI Holdings, Inc. Class A(Æ) 22,363 556
Northwest Bancshares, Inc. 8,090 139
Oak Valley Bancorp 7,484 140
OFG Bancorp 134,940 3,054
Old Line Bancshares, Inc. 8,453 239
Old National Bancorp 27,918 492
Orchid Island Capital, Inc. (Ñ)(ö) 22,373 138
Oritani Financial Corp. 8,387 152
Pacific Mercantile Bancorp(Æ) 90,694 700
PacWest Bancorp 26,097 1,008
Park Hotels & Resorts, Inc. (ö) 81,245 2,146
Pebblebrook Hotel Trust (ö) 14,802 414
Peoples Financial Services Corp. 3,356 162
People's Utah Bancorp 5,621 170
Piedmont Office Realty Trust, Inc. Class A(ö) 23,019 479
Popular, Inc. 31,311 1,802
Potlatch Corp. (ö) 41,542 1,530
PRA Group, Inc.(Æ) 32,274 1,005
Preferred Apartment Communities, Inc. Class
A(ö) 10,220 148
Preferred Bank 4,444 241
Premier Financial Bancorp, Inc. 9,226 144
Primerica, Inc. 2,921 358
Prosperity Bancshares, Inc.(Ñ) 9,546 662
Protective Insurance Corp. Class B 8,419 139
PS Business Parks, Inc. (ö) 3,323 582
QCR Holdings, Inc. 5,280 202
Radian Group, Inc. 48,956 1,116
Raymond James Financial, Inc. 12,473 1,006
Rayonier, Inc. (ö) 14,986 435
RBB Bancorp 12,227 246
Realogy Holdings Corp.(Ñ) 35,966 187
Redwood Trust, Inc. (ö) 21,806 369
Regency Centers Corp. (ö) 5,381 359
Reinsurance Group of America, Inc. Class A 2,529 394
RenaissanceRe Holdings, Ltd. 1,743 316
Retail Opportunity Investments Corp. (ö) 38,335 695
Retail Properties of America, Inc. Class A(ö) 107,248 1,304
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RMR Group, Inc. (The) Class A 7,070 348
Ryman Hospitality Properties, Inc. (ö) 8,415 631
S&T Bancorp, Inc. 3,941 150
Sabra Health Care REIT, Inc. (ö) 41,347 853
Sandy Spring Bancorp, Inc. 26,768 975
SB One Bancorp 6,440 148
Select Bancorp, Inc.(Æ) 20,598 234
Selective Insurance Group, Inc. 64,969 4,886
Senior Housing Properties Trust (ö) 68,337 560
Shore Bancshares, Inc. 9,534 156
Signature Bank 11,201 1,428
Simmons First National Corp. Class A 6,350 164
SLM Corp. 75,562 688
South State Corp. 11,148 893
Southern First Bancshares, Inc.(Æ) 14,588 595
St. Joe Co. (The)(Æ)(Ñ) 28,774 554
STAG Industrial, Inc. (ö) 32,240 958
Starwood Property Trust, Inc. (ö) 20,167 468
Sterling Bancorp 86,536 1,891
Summit Hotel Properties, Inc. (ö) 22,219 247
Sun Communities, Inc. (ö) 22,486 2,986
SVB Financial Group(Æ) 14,734 3,418
Synovus Financial Corp. 6,764 258
Tanger Factory Outlet Centers, Inc. (Ñ)(ö) 31,341 498
Taubman Centers, Inc. (ö) 9,132 370
TCF Financial Corp. 4,283 180
Texas Capital Bancshares, Inc.(Æ) 5,702 359
The GEO Group, Inc. (ö) 7,762 138
Towne Bank 24,050 677
Two Harbors Investment Corp. (ö) 11,665 157
UMB Financial Corp. 19,681 1,343
UMH Properties, Inc. (ö) 13,281 175
Umpqua Holdings Corp. 133,796 2,336
Union Bankshares, Inc. 6,381 212
United Bankshares, Inc.(Ñ) 9,250 348
United Community Banks, Inc. 60,617 1,740
Universal Insurance Holdings, Inc. 8,695 216
Urban Edge Properties (ö) 16,574 277
VEREIT, Inc. (ö) 27,054 247
VICI Properties, Inc. (Ñ)(ö) 19,086 407
Voya Financial, Inc. 75,748 4,255
Waddell & Reed Financial, Inc. Class A 8,617 151
Washington Prime Group, Inc. (ö) 81,143 295
Washington Real Estate Investment Trust (ö) 18,536 500
Webster Financial Corp. 30,614 1,561
WesBanco, Inc. 5,461 200
Western Asset Mortgage Capital Corp. (ö) 28,547 290
Westwood Holdings Group, Inc. 8,128 254
World Acceptance Corp.(Æ) 5,306 672
WP Carey, Inc. (ö) 5,937 514
WR Berkley Corp. 5,746 399
WSFS Financial Corp. 8,031 340
Zions Bancorp NA 8,633 389
197,442
Health Care - 10.4%
Align Technology, Inc.(Æ) 11,451 2,394
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 711
Bio-Techne Corp.(Æ) 19,172 4,029
BioTelemetry, Inc.(Æ) 82,855 3,890

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cambrex Corp.(Æ) 24,258 1,063
Cantel Medical Corp. 8,833 815
Cardiovascular Systems, Inc.(Æ) 32,023 1,468
Centene Corp.(Æ) 11,973 624
Charles River Laboratories International,
Inc.(Æ) 7,982 1,074
Chemed Corp. 4,665 1,891
Cooper Cos., Inc. (The) 2,058 694
CorVel Corp.(Æ) 12,010 1,023
DexCom, Inc.(Æ) 7,077 1,110
Encompass Health Corp.(Æ) 9,203 588
Ensign Group, Inc. (The) 29,828 1,797
Exact Sciences Corp.(Æ) 8,202 944
Haemonetics Corp.(Æ) 20,950 2,558
Hanger, Inc.(Æ) 27,440 473
Healthways, Inc.(Æ)(Ñ) 25,311 442
Henry Schein, Inc.(Æ) 17,885 1,190
Icon PLC(Æ) 19,300 3,014
Inogen, Inc.(Æ) 11,086 682
Integra LifeSciences Holdings Corp.(Æ) 43,923 2,784
Ionis Pharmaceuticals, Inc.(Æ)(Ñ) 7,245 477
LHC Group, Inc.(Æ) 28,803 3,646
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 4,280 392
Magellan Health, Inc.(Æ) 23,888 1,680
Medidata Solutions, Inc.(Æ) 9,505 868
Merit Medical Systems, Inc.(Æ) 17,186 678
Molina Healthcare, Inc.(Æ) 4,848 644
NeoGenomics, Inc.(Æ) 89,298 2,176
Omnicell, Inc.(Æ) 52,873 3,977
PRA Health Sciences, Inc.(Æ) 17,389 1,737
PTC Therapeutics, Inc.(Æ) 9,522 459
Quest Diagnostics, Inc. 27,968 2,855
Repligen Corp.(Æ) 17,274 1,630
ResMed, Inc. 6,689 861
Retrophin, Inc.(Æ) 3,745 74
Sage Therapeutics, Inc.(Æ) 1,580 253
Sarepta Therapeutics, Inc.(Æ)(Ñ) 13,002 1,935
Seattle Genetics, Inc.(Æ) 4,553 345
Steris PLC 27,421 4,082
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 6,168 372
Triple-S Management Corp. Class B(Æ) 12,348 296
US Physical Therapy, Inc. 19,081 2,463
Utah Medical Products, Inc. 7,503 683
Varex Imaging Corp.(Æ) 7,613 242
Varian Medical Systems, Inc.(Æ) 7,253 851
Veeva Systems, Inc. Class A(Æ) 6,119 1,015
WellCare Health Plans, Inc.(Æ) 9,968 2,863
West Pharmaceutical Services, Inc. 20,963 2,878
Zimmer Biomet Holdings, Inc. 10,345 1,398
77,088
Materials and Processing - 7.0%
A. Schulman, Inc.(Æ)(Š) 14,859 6
AAON, Inc. 11,226 570
Acuity Brands, Inc. 2,118 284
Agnico-Eagle Mines, Ltd. 48,806 2,549
Amcor PLC 12,132 129
Apogee Enterprises, Inc. 35,865 1,455
AptarGroup, Inc. 2,501 303
Armstrong Flooring, Inc.(Æ) 3,932 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ashland Global Holdings, Inc. 2,458 195
Axalta Coating Systems, Ltd.(Æ) 5,402 160
Balchem Corp. 20,807 2,136
Beacon Roofing Supply, Inc.(Æ) 3,991 145
Belden, Inc. 3,675 167
Cabot Microelectronics Corp. 7,617 927
Caesarstone, Ltd. 9,774 138
Carpenter Technology Corp. 15,386 693
Century Aluminum Co.(Æ) 71,706 516
CF Industries Holdings, Inc. 24,055 1,192
Cleveland-Cliffs, Inc.(Æ)(Ñ) 13,945 149
Commercial Metals Co. 94,818 1,660
Compass Minerals International, Inc. 5,721 319
Cornerstone Building Brands, Inc.(Æ) 28,936 168
Covia Holdings Corp.(Æ) 75,038 131
Crown Holdings, Inc.(Æ) 5,723 366
Eagle Materials, Inc. 14,404 1,192
Element Solutions Inc.(Æ) 119,467 1,197
GCP Applied Technologies, Inc.(Æ) 39,690 874
Graphic Packaging Holding Co. 13,084 194
HB Fuller Co. 3,110 149
Hexcel Corp. 1,255 103
IAA Spinco, Inc.(Æ) 39,659 1,854
Ingevity Corp.(Æ) 3,946 389
Innospec, Inc. 4,161 389
Insteel Industries, Inc. 13,332 260
Interface, Inc. Class A 52,104 722
International Flavors & Fragrances, Inc.(Ñ) 3,273 471
ITT, Inc. 39,309 2,454
KAR Auction Services, Inc. 39,659 1,060
Kirkland Lake Gold, Ltd. 23,173 957
LB Foster Co. Class A(Æ) 16,210 392
Lennox International, Inc. 3,222 826
Livent Corp.(Æ) 24,885 160
Louisiana-Pacific Corp. 7,530 197
Masco Corp. 21,722 886
Masonite International Corp.(Æ) 7,376 393
Minerals Technologies, Inc. 20,836 1,109
Mueller Water Products, Inc. Class A 63,226 643
NewMarket Corp. 1,978 834
NN, Inc. 88,626 728
Olin Corp. 6,759 136
Orion Engineered Carbons SA 56,733 1,105
Owens Corning 7,328 425
Owens-Illinois, Inc. 90,889 1,542
Packaging Corp. of America 4,726 477
Patrick Industries, Inc.(Æ) 3,263 150
PGT Innovations, Inc.(Æ) 8,999 145
Quaker Chemical Corp. 3,071 575
RBC Bearings, Inc.(Æ) 1,937 315
Reliance Steel & Aluminum Co. 6,521 652
Royal Gold, Inc. 6,994 800
RPM International, Inc. 6,601 448
Schweitzer-Mauduit International, Inc. 2,050 71
Sensient Technologies Corp. 12,567 857
Silgan Holdings, Inc. 4,604 138
Sonoco Products Co. 3,919 235
Steel Dynamics, Inc. 7,194 227
Stepan Co. 1,580 157
Trinseo SA 4,706 183

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United States Lime & Minerals, Inc. 6,407 518
United States Steel Corp.(Ñ) 85,436 1,284
Universal Forest Products, Inc. 7,875 318
Universal Stainless & Alloy Products, Inc.(Æ) 9,801 159
Valhi, Inc. 61,142 131
Valvoline, Inc. 101,308 2,045
Venator Materials PLC(Æ) 62,069 238
Versum Materials, Inc. 56,077 2,915
Vulcan Materials Co. 13,817 1,912
Watsco, Inc. 4,901 797
Worthington Industries, Inc. 4,247 171
WR Grace & Co. 2,986 202
52,152
Producer Durables - 16.4%
AAR Corp. 4,050 170
ACCO Brands Corp. 49,230 481
AECOM(Æ) 73,277 2,634
AGCO Corp. 5,426 418
Aircastle, Ltd. 36,658 762
Alamo Group, Inc. 5,697 558
Alaska Air Group, Inc. 7,582 480
Allied Motion Technologies, Inc. 3,542 140
Allison Transmission Holdings, Inc. Class A 31,969 1,469
Altra Industrial Motion Corp. 20,568 591
AO Smith Corp. 22,536 1,024
Apergy Corp.(Æ) 20,611 670
Applied Industrial Technologies, Inc. 4,000 243
ArcBest Corp. 32,686 978
Arconic, Inc. 54,513 1,365
Arcosa, Inc. 37,942 1,423
ASGN, Inc.(Æ) 6,426 405
Astec Industries, Inc. 21,045 688
Atlas Air Worldwide Holdings, Inc.(Æ) 43,909 2,004
Avery Dennison Corp. 4,784 550
AZZ, Inc. 8,740 407
Babcock & Wilcox Co. (The) Class W(Æ) 64,981 3,503
Badger Meter, Inc. 16,476 881
Barnes Group, Inc. 28,739 1,496
Booz Allen Hamilton Holding Corp. Class A 9,028 621
Brady Corp. Class A 46,947 2,429
Brink's Co. (The) 24,651 2,223
Cactus, Inc. Class A(Æ) 24,603 723
Carlisle Cos., Inc. 3,258 470
Construction Partners, Inc. Class A(Æ) 68,412 1,069
Costamare, Inc. 44,802 270
CoStar Group, Inc.(Æ) 10,152 6,248
Crane Co. 6,145 514
Deluxe Corp. 3,880 173
Douglas Dynamics, Inc. 5,374 221
Dycom Industries, Inc.(Æ) 17,803 982
Echo Global Logistics, Inc.(Æ) 20,962 441
EMCOR Group, Inc. 9,346 789
EnerSys 3,918 267
EnPro Industries, Inc. 15,602 1,108
ESCO Technologies, Inc. 40,946 3,421
ExlService Holdings, Inc.(Æ) 4,894 337
Flir Systems, Inc. 32,564 1,617
Flowserve Corp. 7,313 366
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fluor Corp. 11,878 386
Forward Air Corp. 3,832 241
Franklin Electric Co., Inc. 24,410 1,144
FTI Consulting, Inc.(Æ) 2,997 313
Gencor Industries, Inc.(Æ) 55,511 708
Genesee & Wyoming, Inc. Class A(Æ) 10,257 1,126
Graco, Inc. 4,371 210
Greenbrier Cos., Inc. 24,147 698
Hawaiian Holdings, Inc. 7,183 187
Healthcare Services Group, Inc.(Ñ) 52,399 1,253
HEICO Corp. 27,612 3,776
Herman Miller, Inc. 22,678 1,028
HNI Corp. 4,654 159
Hubbell, Inc. Class B 1,506 196
Huntington Ingalls Industries, Inc. 5,084 1,161
Hurco Cos., Inc. 4,384 150
ICF International, Inc. 26,468 2,255
IDEX Corp. 2,998 504
Insperity, Inc. 1,176 125
Jacobs Engineering Group, Inc. 8,389 692
JetBlue Airways Corp.(Æ) 46,244 889
Keysight Technologies, Inc.(Æ) 29,870 2,674
Kimball International, Inc. Class B 8,409 146
Kirby Corp.(Æ) 24,396 1,912
Knight-Swift Transportation Holdings, Inc.
(Æ)(Ñ) 9,433 338
Knoll, Inc. 30,693 744
Korn & Ferry International 25,503 1,002
Kornit Digital, Ltd.(Æ)(Ñ) 27,393 855
Littelfuse, Inc. 11,753 1,986
Lydall, Inc.(Æ) 40,278 951
Macquarie Infrastructure Corp. 3,491 145
Manitowoc Co., Inc. (The)(Æ) 8,419 151
MAXIMUS, Inc. 27,151 1,996
Middleby Corp.(Æ) 6,648 893
Milacron Holdings Corp.(Æ) 8,512 143
Modine Manufacturing Co.(Æ) 133,078 1,826
Navigant Consulting, Inc. 8,155 199
Nordson Corp. 8,263 1,171
NV5 Global, Inc.(Æ) 27,189 2,161
Oshkosh Corp. 2,463 206
Overseas Shipholding Group, Inc. Class A(Æ) 77,013 150
Park-Ohio Holdings Corp. 4,667 143
Paylocity Holding Corp.(Æ) 7,212 736
Pentair PLC 23,266 903
Pitney Bowes, Inc. 44,598 181
Preformed Line Products Co. 5,798 335
Primoris Services Corp. 7,197 151
Proto Labs, Inc.(Æ) 8,132 847
Quad/Graphics, Inc. 18,258 207
Quanta Services, Inc. 46,148 1,727
Regal Beloit Corp. 2,623 209
Robert Half International, Inc. 4,436 268
Rush Enterprises, Inc. Class A 35,594 1,340
Ryder System, Inc. 14,437 769
Saia, Inc.(Æ) 28,441 2,170
Schneider National, Inc. Class B 8,248 159
Ship Finance International, Ltd.(Ñ) 24,287 319
Snap-on, Inc.(Ñ) 7,618 1,163
Spartan Motors, Inc. 14,765 177

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SPX Corp.(Æ) 58,231 2,032
Stericycle, Inc.(Æ)(Ñ) 12,268 564
Teledyne Technologies, Inc.(Æ) 2,716 791
Terex Corp. 4,352 133
Tetra Tech, Inc. 14,434 1,143
Textainer Group Holdings, Ltd.(Æ) 22,668 221
TopBuild Corp.(Æ) 4,653 377
Toro Co. (The) 17,103 1,245
TreeHouse Foods, Inc.(Æ) 12,630 749
Trimble Navigation, Ltd.(Æ) 53,406 2,257
Trinity Industries, Inc. 19,755 387
TrueBlue, Inc.(Æ) 26,564 525
Tutor Perini Corp.(Æ) 22,313 291
Twin Disc, Inc.(Æ) 10,319 125
UniFirst Corp. 8,949 1,762
United Rentals, Inc.(Æ) 7,327 927
USA Truck, Inc.(Æ) 15,583 127
Vectrus, Inc.(Æ) 8,359 338
VSE Corp. 5,789 173
Wabash National Corp. 9,633 152
Wabtec Corp.(Ñ) 15,241 1,184
WageWorks, Inc.(Æ) 107,226 5,487
Watts Water Technologies, Inc. Class A 16,796 1,559
Welbilt, Inc.(Æ) 57,040 937
WNS Holdings, Ltd. - ADR 15,612 984
Zebra Technologies Corp. Class A(Æ) 7,984 1,684
122,437
Technology - 14.3%
8x8, Inc.(Æ)(Ñ) 43,593 1,054
ADT, Inc.(Ñ) 108,157 687
Advanced Micro Devices, Inc.(Æ) 34,470 1,050
Alarm.com Holdings, Inc.(Æ) 16,368 817
Allegion PLC 2,396 248
Anixter International, Inc.(Æ) 5,435 350
Arista Networks, Inc.(Æ) 2,393 654
Avnet, Inc. 5,180 235
AVX Corp. 9,220 140
Black Knight, Inc.(Æ) 31,393 1,988
Bottomline Technologies, Inc.(Æ) 18,772 790
CACI International, Inc. Class A(Æ) 13,496 2,904
Cadence Design Systems, Inc.(Æ) 16,666 1,232
Carbonite, Inc.(Æ) 53,950 967
Cars.com, Inc.(Æ)(Ñ) 15,751 299
CDW Corp. 4,108 485
Cognex Corp. 13,322 586
CommScope Holding Co., Inc.(Æ) 9,440 135
Cornerstone OnDemand, Inc.(Æ) 28,762 1,703
Cypress Semiconductor Corp. 39,823 915
Daily Journal Corp.(Æ)(Ñ) 3,285 815
Descartes Systems Group, Inc. (The)(Æ) 44,718 1,623
Diodes, Inc.(Æ) 27,037 1,152
Dolby Laboratories, Inc. Class A 29,876 2,035
Entegris, Inc. 66,938 2,912
Envestnet, Inc.(Æ) 52,052 3,717
EPAM Systems, Inc.(Æ) 25,533 4,948
Everbridge, Inc.(Æ) 15,889 1,625
Fabrinet(Æ) 6,748 362
Finisar Corp.(Æ) 46,058 1,084
FireEye, Inc.(Æ) 23,427 351
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five9, Inc.(Æ) 44,487 2,196
Fortinet, Inc.(Æ) 26,676 2,142
Gartner, Inc.(Æ) 9,798 1,365
Genpact, Ltd. 59,965 2,379
GoDaddy, Inc. Class A(Æ) 32,894 2,414
Graham Corp. 7,573 164
GrubHub, Inc.(Æ)(Ñ) 24,161 1,634
Guidewire Software, Inc.(Æ) 16,464 1,681
HC2 Holdings, Inc.(Æ)(Ñ) 67,443 146
InterXion Holding NV(Æ) 32,687 2,461
IPG Photonics Corp.(Æ) 1,991 261
Jabil Circuit, Inc. 6,244 193
Kimball Electronics, Inc.(Æ) 5,903 94
Leidos Holdings, Inc. 17,096 1,404
LiveRamp Holdings, Inc.(Æ) 30,533 1,609
LogMeIn, Inc. 9,678 735
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 111
ManTech International Corp. Class A 63,428 4,363
Marvell Technology Group, Ltd. 34,667 910
Maxar Technologies, Inc. 15,887 117
Monolithic Power Systems, Inc. 12,574 1,863
NCR Corp.(Æ) 23,334 789
Nice, Ltd. - ADR(Æ)(Ñ) 27,416 4,187
ON Semiconductor Corp.(Æ) 9,500 204
Open Text Corp. 29,251 1,247
Perspecta, Inc. 47,692 1,113
PlayAGS, Inc.(Æ) 50,401 945
Plexus Corp.(Æ) 54,305 3,243
Power Integrations, Inc. 10,534 959
Progress Software Corp. 64,351 2,786
Proofpoint, Inc.(Æ) 14,021 1,769
PTC, Inc.(Æ) 28,158 1,909
Qualys, Inc.(Æ) 11,825 1,024
Rambus, Inc.(Æ) 18,176 226
RealPage, Inc.(Æ) 36,206 2,262
Resideo Technologies, Inc.(Æ) 49,326 930
Rogers Corp.(Æ) 8,570 1,360
Simulations Plus, Inc. 16,354 635
Skyworks Solutions, Inc. 14,016 1,195
SolarWinds Corp.(Æ)(Ñ) 71,699 1,285
Super Micro Computer, Inc.(Æ) 149,629 2,740
SYNNEX Corp. 8,474 835
Take-Two Interactive Software, Inc.(Æ) 5,769 707
Teradata Corp.(Æ) 58,344 2,137
TESSCO Technologies, Inc. 23,898 352
TTM Technologies, Inc.(Æ) 22,640 237
Tyler Technologies, Inc.(Æ) 9,589 2,238
Virtusa Corp.(Æ) 27,802 1,242
Zendesk, Inc.(Æ) 20,380 1,703
106,364
Utilities - 4.8%
Alliant Energy Corp. 6,259 310
American States Water Co. 15,862 1,229
American Water Works Co., Inc. 9,200 1,056
Antero Midstream Corp.(Ñ) 59,933 547
Aqua America, Inc. 21,707 911
Atmos Energy Corp. 4,700 512
Avista Corp. 14,165 652

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boingo Wireless, Inc.(Æ) 60,766 913
Centennial Resource Development, Inc. Class
A(Æ) 21,237 126
Clearway Energy, Inc.(Æ) 9,900 170
CMS Energy Corp. 58,037 3,379
Cogent Communications Holdings, Inc. 20,249 1,276
Connecticut Water Service, Inc. 5,388 377
El Paso Electric Co. 24,477 1,622
GCI Liberty, Inc. Class A(Æ) 52,808 3,154
j2 Global, Inc. 7,053 628
Mammoth Energy Services, Inc. 39,182 254
MDU Resources Group, Inc. 66,253 1,772
National Fuel Gas Co. 13,338 637
NorthWestern Corp. 20,776 1,453
OGE Energy Corp. 4,306 185
ONE Gas, Inc. 9,629 878
Pinnacle West Capital Corp. 7,186 655
Portland General Electric Co. 8,773 481
RingCentral, Inc. Class A(Æ) 18,206 2,585
South Jersey Industries, Inc. 37,664 1,282
Southwest Gas Holdings, Inc. 18,121 1,611
Spok Holdings, Inc. 11,136 145
Telephone & Data Systems, Inc. 7,986 258
UGI Corp. 13,896 710
Vistra Energy Corp. 163,083 3,500
Vonage Holdings Corp.(Æ) 137,541 1,705
Zayo Group Holdings, Inc.(Æ) 15,307 516
35,489
Total Common Stocks
(cost $488,435) 729,244
Warrants & Rights - 0.0%
Pan American Silver Corp.(Æ)(Ñ)(Š)
2029  Rights 191,576 41
Total Warrants & Rights
(cost $41) 41
Short-Term Investments - 1.8%
U.S. Cash Management Fund (@) 13,718,733
(∞)
13,724
Total Short-Term Investments
(cost $13,722) 13,724
Other Securities - 5.2%
U.S. Cash Collateral Fund(×)(@) 38,376,363
(∞)
38,376
Total Other Securities
(cost $38,376) 38,376
Total Investments 105.0%
(identified cost $540,574) 781,385
Other Assets and Liabilities, Net
- (5.0%)
(37,389)
Net Assets - 100.0%
743,996

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 83
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 102,879 $ — $ —
$ —
$ 102,879
Consumer Staples 22,124 — —
—
22,124
Energy 13,269 — —
—
13,269
Financial Services 197,442 — —
—
197,442
Health Care 77,088 — —
—
77,088
Materials and Processing 52,146 — 6
—
52,152
Producer Durables 122,437 — —
—
122,437
Technology 106,364 — —
—
106,364
Utilities 35,489 — —
—
35,489
Warrants & Rights — — 41
—
41
Short-Term Investments — — —
13,724
13,724
Other Securities — — —
38,376
38,376
Total Investments $ 729,238 $ — $ 47 $ 52,100 $ 781,385
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Argentina - 0.2%
Banco Macro SA - ADR 17,689 1,225
Grupo Financiero Galicia SA - ADR 29,601 1,088
YPF SA - ADR 72,401 1,191
3,504
Australia - 2.2%
AGL Energy, Ltd. 44,513 637
Amcor, Ltd. Class A 375,776 3,990
Aristocrat Leisure, Ltd. 43,708 913
ASX, Ltd. - ADR 12,247 737
AusNet Services(Æ) 132,569 161
Australia & New Zealand Banking
Group, Ltd. - ADR 103,987 1,980
Bendigo & Adelaide Bank, Ltd. 94,861 744
BHP Billiton, Ltd. - ADR 12,620 349
BlueScope Steel, Ltd. 77,671 692
Brambles, Ltd. 121,621 1,089
Challenger, Ltd. 130,453 633
Commonwealth Bank of Australia - ADR 33,554 1,885
CSL, Ltd. 25,479 3,977
Dexus Property Group(Æ)(ö) 52,829 473
Fortescue Metals Group, Ltd. 42,690 240
Goodman Group(ö) 71,710 724
GPT Group (The)(ö) 104,066 441
Insurance Australia Group, Ltd. 83,580 492
LendLease Group 148,353 1,472
Macquarie Group, Ltd. 29,314 2,560
Mirvac Group(ö) 279,335 613
National Australia Bank, Ltd. - ADR 115,985 2,255
Origin Energy, Ltd. 139,952 751
Rio Tinto, Ltd. - ADR 20,684 1,397
Scentre Group(ö) 241,218 656
Sonic Healthcare, Ltd. 29,908 572
Stockland(ö) 77,317 241
Transurban Group - ADR(Æ) 66,903 710
Wesfarmers, Ltd.(Æ) 42,966 1,148
Westpac Banking Corp. 83,157 1,625
Woolworths Group, Ltd. 35,586 865
35,022
Austria - 0.3%
Andritz AG 66,632 2,380
Erste Group Bank AG(Æ) 13,419 480
Raiffeisen Bank International AG 33,357 780
UNIQA Insurance Group AG 49,228 441
Voestalpine AG 23,182 614
4,695
Belgium - 0.2%
Ageas 13,291 715
Colruyt SA 511 27
Groupe Bruxelles Lambert SA 4,368 412
KBC Groep NV 25,642 1,647
Solvay SA 6,181 632
3,433
Brazil - 2.6%
B2W Cia Digital(Æ) 243,480 2,421
B3 SA - Brasil Bolsa Balcao 92,416 1,022
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Bradesco SA - ADR 96,206 870
Banco do Brasil SA(Æ) 44,375 572
Banco Santander Brasil SA - ADR 22,238 251
BB Seguridade Participacoes SA 182,189 1,549
Braskem SA - ADR 42,926 761
BRF SA - ADR(Æ) 71,168 618
Centrais Eletricas Brasileiras SA - ADR 213,125 2,187
Cia Brasileira de Distribuicao - ADR 10,451 255
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR 152,292 2,118
Cia de Saneamento de Minas
Gerais -COPASA 19,464 344
Cosan SA Industria e Comercio 43,279 577
Embraer SA - ADR 82,654 1,670
Gerdau SA - ADR 163,628 583
Hapvida Participacoes e Investimentos
SA(Þ) 288,618 3,161
Hypermarcas SA(Æ) 55,824 441
IRB- Brasil Resseguros SA 100,000 2,489
Itau Unibanco Holding SA - ADR 302,581 2,769
Minerva SA(Æ) 349,971 790
Petroleo Brasileiro SA - ADR(Æ) 629,420 9,072
Rumo SA(Æ) 717,371 4,120
TIM Participacoes SA - ADR 35,084 560
Vale SA Class B - ADR 53,920 700
YDUQS Part 222,036 1,996
41,896
Canada - 4.1%
Algonquin Power & Utilities Corp. 234,669 2,923
Alimentation Couche-Tard, Inc. Class B 11,084 679
Bank of Montreal 31,190 2,335
Bank of Nova Scotia (The) 22,819 1,218
BCE, Inc. 17,281 781
BEX Portfolio LLC(Æ) 68,149 731
Brookfield Asset Management, Inc.
Class A 56,121 2,750
Canadian Imperial Bank of Commerce 5,026 395
Canadian National Railway Co. 10,184 964
Canadian Natural Resources, Ltd. 92,816 2,351
Canadian Pacific Railway, Ltd. 4,758 1,136
CCL Industries, Inc. Class B 1,170 59
Celestica, Inc.(Æ) 266,661 1,891
Cenovus Energy, Inc. 200,609 1,865
CGI Group, Inc.(Æ) 3,049 235
Dollarama, Inc. 6,447 239
Enbridge, Inc. 47,056 1,572
Encana Corp. 284,709 1,301
Fairfax Financial Holdings, Ltd. 1,859 861
First Quantum Minerals, Ltd. 528,240 4,866
Fortis, Inc. 107,268 4,227
George Weston, Ltd. 9,558 756
Great-West Lifeco , Inc. 24,325 534
Healthcare Realty Trust, Inc.(Æ)(ö) 100 2
Husky Energy, Inc. 71,092 552
Hydro One, Ltd.(Þ) 60,231 1,064
iA Financial Corp., Inc. 8,194 329
Imperial Oil, Ltd. 20,710 567
Intact Financial Corp. 6,341 591
Loblaw Cos., Ltd. 13,454 698

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lundin Mining Corp. 37,497 182
Magna International, Inc. Class A 22,403 1,130
Manulife Financial Corp. 39,026 707
Methanex Corp. 1,470 58
Metro, Inc. Class A 28,332 1,108
National Bank of Canada 30,856 1,493
Nutrien , Ltd. 72,042 3,950
Onex Corp. 13,770 832
Open Text Corp. 11,610 495
Power Corp. of Canada 14,238 302
Power Financial Corp. 14,166 310
Restaurant Brands International, Inc. 10,135 746
RioCan Real Estate Investment Trust(ö) 18,925 373
Rogers Communications, Inc. Class B 47,536 2,468
Royal Bank of Canada - GDR 44,979 3,552
Seven Generations Energy, Ltd. Class
A(Æ) 165,159 917
SNC-Lavalin Group, Inc. 41,637 659
Stars Group, Inc. (The)(Æ) 16,246 253
Sun Life Financial, Inc. 50,979 2,118
Suncor Energy, Inc. 38,386 1,101
TC Energy Corp.(Æ) 18,850 923
TELUS Corp. 23,604 848
Toronto Dominion Bank 54,426 3,182
Trisura Group, Ltd.(Æ) 109 2
66,181
Cayman Islands - 0.0%
COFCO Meat Holdings Ltd.(Æ) 1,953,000 740
Chile - 0.3%
Banco de Chile - ADR 3 —
Banco de Credito e Inversiones 9,768 615
Banco Santander Chile - ADR 21,542 625
Cencosud SA 249,301 492
Cia Cervecerias Unidas SA - ADR 23,976 670
Enel Americas SA - ADR 100,412 828
Liberty Latin America, Ltd. Class C(Æ) 76,351 1,253
Sociedad Quimica y Minera de Chile
SA - ADR 28,914 853
5,336
China - 8.3%
3SBio, Inc. Class A(Æ)(Þ) 1,077,381 1,834
Agile Group Holdings, Ltd. 460,000 595
Agricultural Bank of China, Ltd. Class H 3,310,287 1,343
Alibaba Group Holding, Ltd. - ADR(Æ) 43,625 7,552
Angang Steel Co., Ltd. Class H 1,989,000 754
Anhui Conch Cement Co., Ltd. Class H 764,000 4,424
BAIC Motor Corp., Ltd. Class H(Þ) 1,049,500 662
Baidu, Inc. - ADR(Æ) 9,012 1,007
Bank of China, Ltd. Class H 1,347,000 547
Bank of Communications Co., Ltd. Class
A 764,700 645
Baozun , Inc. - ADR(Æ) 49,643 2,463
Beijing Sinnet Technology Co., Ltd
Class A 641,000 1,753
Bilibili , Inc. - ADR(Æ) 107,471 1,628
China CITIC Bank Corp., Ltd. Class H 3,278,369 1,822
China Communications Services Corp.,
Ltd. Class H 784,000 548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Construction Bank Corp. Class H 6,687,923 5,149
China Everbright Bank Co., Ltd. Class H 718,000 324
China Life Insurance Co., Ltd. Class H 194,000 496
China Longyuan Power Group Corp.,
Ltd. Class H 1,067,000 654
China Medical System Holdings, Ltd. 653,000 629
China Mengniu Dairy Co., Ltd.(Æ) 667,000 2,706
China Merchants Bank Co., Ltd. Class A 184,000 967
China Merchants Bank Co., Ltd. Class H 152,500 760
China National Building Material Co.,
Ltd. Class H 3,741,829 3,285
China Overseas Land & Investment, Ltd. 164,000 561
China Pacific Insurance Group Co., Ltd.
Class H 6,000 26
China Petroleum & Chemical Corp.
Class H 510,000 329
China Resources Gas Group, Ltd. 186,000 946
China Resources Land, Ltd. 332,968 1,428
China Resources Pharmaceutical Group,
Ltd.(Þ) 1,567,930 1,712
China Shenhua Energy Co., Ltd. Class H 227,000 450
China Tower Corp., Ltd. Class H(Þ) 4,646,000 1,203
China Vanke Co., Ltd. Class A 174,500 722
China Vanke Co., Ltd. Class H 88,800 335
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 755,059 396
CIFI Holdings Group Co., Ltd. 4,112,000 2,609
CITIC Securities Co., Ltd. Class H 124,500 239
CNOOC, Ltd. 454,000 747
Country Garden Holdings Co., Ltd. 405,000 546
CRRC Corp., Ltd. 3,644,000 2,875
CSPC Pharmaceutical Group, Ltd. 500,000 865
Ctrip.com International, Ltd. - ADR 59,063 2,302
ENN Energy Holdings, Ltd. 84,000 868
Geely Automobile Holdings, Ltd. 1,074,113 1,633
Greentown China Holdings, Ltd. 1,442,000 1,082
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A 330,520 1,924
Guangzhou Automobile Group Co., Ltd.
Class H 2,264,000 2,316
Haitong Securities Co., Ltd. Class H 5,570 6
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 164,277 734
Han's Laser Technology Industry Group
Co., Ltd. Class A 301,062 1,273
Hua Hong Semiconductor, Ltd.(Þ) 784,000 1,629
Huafa Industrial Co., Ltd. Zhuhai Class
A 611,237 704
Huaneng Power International, Inc. Class
H 2,164,000 1,258
Huaneng Renewables Corp., Ltd. Class
H 2,446,000 669
Huaxin Cement Co., Ltd. Class A 1,361,060 3,720
Industrial & Commercial Bank of China,
Ltd. Class H 3,339,000 2,248
Industrial Bank Co., Ltd. Class A 969,527 2,690
Lenovo Group, Ltd. 7,683,299 6,173
Li Ning Co., Ltd. 370,000 907
Longfor Properties Co., Ltd.(Þ) 146,500 539

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luxshare Precision Industry Co., Ltd.
Class A 484,380 1,505
Momo , Inc. - ADR 29,334 996
New Oriental Education & Technology
Group - ADR 19,149 1,997
Offshore Oil Engineering Co., Ltd. Class
A 1,876,925 1,468
PetroChina Co., Ltd. Class H 4,506,819 2,389
PICC Property & Casualty Co., Ltd.
Class H 1,370,000 1,630
Ping An Insurance Group Co. of China,
Ltd. Class A 304,290 3,872
Ping An Insurance Group Co. of China,
Ltd. Class H 525,500 6,233
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,000 316
Sany Heavy Industry Co., Ltd. Class A 1,725,100 3,519
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 937,882 1,809
SINA Corp.(Æ) 2,673 105
Sinotruk Hong Kong, Ltd. 294,500 434
Sunac China Holdings, Ltd. 122,866 558
Tencent Holdings, Ltd. 305,404 14,285
Tingyi Cayman Islands Holding Corp. 238,000 356
Weibo Corp. - ADR(Æ) 15,049 589
Weichai Power Co., Ltd. Class H 1,302,873 2,017
135,289
Colombia - 0.1%
Bancolombia SA - ADR 19,440 969
Grupo de Inversiones Suramericana SA 55,303 582
Interconexion Electrica SA 143,736 780
2,331
Czech Republic - 0.0%
MONETA Money Bank AS(Þ) 98,122 337
Denmark - 1.3%
AP Moller - Maersk A/S Class B 6,621 7,416
Carlsberg A/S Class B 14,674 2,001
Chr Hansen Holding A/S 13,970 1,217
Coloplast A/S Class B 8,534 994
Danske Bank A/S 194,435 2,883
DSV A/S 5,558 530
GN Store Nord A/S 6,464 307
Novo Nordisk A/S Class B 46,887 2,250
Scandinavian Tobacco Group A/S(Þ) 215,593 2,269
Tryg A/S 10,952 334
William Demant Holding A/S(Æ) 6,818 201
20,402
Finland - 0.3%
Elisa OYJ Class A 10,297 483
Fortum OYJ 5,691 131
Kone OYJ Class B 13,925 794
Neste OYJ 3,651 121
Stora Enso OYJ Class R 53,056 611
Tikkurila OYJ 90,495 1,408
UPM- Kymmene OYJ 22,207 599
4,147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 7.1%
Accor SA 15,306 681
Air Liquide SA Class A 45,101 6,224
Airbus Group SE 5,064 716
Amundi SA(Þ) 63,246 4,359
Arkema SA 5,616 505
AXA SA 98,689 2,494
bioMerieux 6,339 536
BNP Paribas SA 24,058 1,118
Bouygues SA - ADR 74,228 2,652
Bureau Veritas SA 105,820 2,638
Christian Dior SE 2,234 1,158
Cie de Saint-Gobain 19,025 728
Cie Generale des Etablissements
Michelin SCA Class B 3,182 352
Covivio (ö) 2,751 280
Credit Agricole SA 126,614 1,503
Danone SA 95,470 8,278
Dassault Systemes 4,542 688
Eiffage SA 6,263 618
Engie SA 281,475 4,310
EssilorLuxottica SA 11,298 1,521
Faurecia 43,725 2,064
Gecina SA(ö) 4,102 624
Getlink SE 29,185 421
Hermes International 2,320 1,630
Legrand SA - ADR 11,327 798
L'Oreal SA 22,835 6,106
LVMH Moet Hennessy Louis Vuitton
SE - ADR 1,650 682
Natixis SA 151,136 606
Pernod Ricard SA 20,199 3,537
Peugeot SA 19,770 464
Publicis Groupe SA - ADR 126,183 6,238
Renault SA 10,834 602
Rexel SA Class H 581,482 6,495
Safran SA 33,647 4,822
Sanofi - ADR 160,950 13,430
Schneider Electric SE 91,587 7,885
SCOR SE - ADR 79,508 3,268
Societe Generale SA 32,523 797
Teleperformance - GDR 2,067 433
Total SA 84,261 4,366
Unibail - Rodamco -Westfield(ö) 4,562 611
Valeo SA 23,095 721
Veolia Environnement SA 19,470 490
Vicat SA 84,314 3,811
Vinci SA 11,859 1,215
Vivendi SA - ADR 31,434 874
Worldline SA(Æ)(Þ) 1,765 126
114,475
Germany - 3.9%
adidas AG 2,086 669
Allianz SE 20,423 4,761
BASF SE 55,952 3,739
Bayer AG 40,279 2,616
Bayerische Motoren Werke AG 89,210 6,576
Beiersdorf AG 12,317 1,431
Brenntag AG 11,836 582

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commerzbank AG 87,568 598
Covestro AG(Þ) 16,104 731
Daimler AG 17,277 894
Deutsche Bank AG 182,209 1,417
Deutsche Boerse AG 44,904 6,281
Deutsche Lufthansa AG 37,776 600
Deutsche Post AG 34,100 1,112
Deutsche Telekom AG 93,599 1,539
Deutsche Wohnen SE 19,079 702
Drillisch AG 21,224 640
Evonik Industries AG 21,311 611
Fresenius SE & Co. KGaA 9,089 459
GEA Group AG 153,018 3,847
Hannover Rueck SE 6,673 1,045
HeidelbergCement AG 42,648 3,096
Henkel AG & Co. KGaA 6,494 611
Infineon Technologies AG - ADR 2,021 38
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 14,463 3,487
SAP SE 28,881 3,583
SAP SE - ADR 43,300 5,327
Siemens AG 38,469 4,223
Symrise AG 7,412 687
TUI AG 60,233 594
Uniper SE 31,864 984
Vonovia SE 13,982 684
64,164
Greece - 0.3%
Eurobank Ergasias SA(Æ) 3,802,735 3,688
National Bank of Greece(Æ) 698,985 2,037
5,725
Hong Kong - 3.4%
AIA Group, Ltd. 312,800 3,188
Bank of East Asia, Ltd. (The) 217,600 630
BOC Hong Kong Holdings, Ltd. 175,500 672
Brilliance China Automotive Holdings,
Ltd. 3,970,000 4,351
Champion REIT(Æ)(ö) 194,000 144
China Everbright , Ltd. 654,361 868
China Jinmao Holdings Group, Ltd. 1,498,000 969
China Mobile, Ltd. - ADR 7,377 314
China Resources Power Holdings Co.,
Ltd. 4,039,278 5,815
China Taiping Insurance Holdings Co.,
Ltd. 1,186,400 3,298
China Travel International Investment
Hong Kong, Ltd. 5,650,000 1,039
China Unicom Hong Kong, Ltd. - ADR 140,899 1,381
CK Asset Holdings, Ltd. 549,323 4,132
CK Hutchison Holdings, Ltd. Class B 642,624 6,011
CK Infrastructure Holdings, Ltd. 118,000 914
CLP Holdings, Ltd. 78,000 845
Fosun International, Ltd. 620,500 816
Hang Lung Group, Ltd. 205,000 528
Hang Lung Properties, Ltd. - ADR 229,000 539
Hang Seng Bank, Ltd. 22,100 524
Henderson Land Development Co., Ltd. 75,867 392
Hong Kong & China Gas Co., Ltd. 688,193 1,517
Hongkong Land Holdings, Ltd. 76,100 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jardine Matheson Holdings, Ltd. 20,100 1,223
Jardine Strategic Holdings, Ltd. 17,700 610
Link REIT(ö) 111,000 1,294
MTR Corp., Ltd. 361,000 2,367
New World Development Co., Ltd. 550,000 770
Nine Dragons Paper Holdings, Ltd. 325,000 265
PCCW, Ltd. 1,088,000 620
Power Assets Holdings, Ltd. 86,000 616
Sun Hung Kai Properties, Ltd. 78,000 1,254
Swire Pacific, Ltd. Class A 79,500 903
Swire Properties, Ltd. 146,800 532
Times Property Holdings, Ltd. 1,262,225 2,198
WH Group, Ltd.(Þ) 2,324,782 2,267
Wharf Holdings, Ltd. (The) 276,001 673
Wharf Real Estate Investment Co., Ltd. 32,878 208
Wheelock & Co., Ltd. 102,000 644
55,796
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC 32,328 329
OTP Bank PLC 72,078 3,005
3,334
India - 2.9%
ACC, Ltd. 63,138 1,423
Axis Bank, Ltd. 40,006 390
Bharti Infratel , Ltd. 809,388 2,886
Britannia Industries, Ltd. 23,516 889
Cipla , Ltd. 140,834 1,062
GAIL India, Ltd. - GDR 47,866 506
HDFC Bank, Ltd. - ADR 67,338 7,744
Hindustan Unilever, Ltd. 17,126 429
Housing Development Finance Corp.,
Ltd. 124,089 3,824
ICICI Bank, Ltd. - ADR 560,542 6,844
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 19,679 345
Infosys Technologies, Ltd. 72,490 827
Infosys, Ltd. - ADR 486,032 5,502
Larsen & Toubro, Ltd. 18,154 365
LIC Housing Finance, Ltd. 323,087 2,431
Motherson Sumi Systems, Ltd. 814,360 1,260
Reliance Industries, Ltd. - GDR(Þ) 78,033 2,618
Reliance Industries, Ltd. 89,676 1,519
State Bank of India - GDR(Æ) 58,951 2,852
Tata Consultancy Services, Ltd. 9,546 305
United Spirits, Ltd.(Æ) 268,067 2,312
Vedanta, Ltd. - ADR 64,966 567
46,900
Indonesia - 0.4%
Bank Central Asia Tbk PT 1,722,600 3,788
Bank Negara Indonesia Persero Tbk PT 2,422,000 1,428
Bank Rakyat Indonesia Persero Tbk PT 2,058,500 656
Gudang Garam Tbk PT 5,300 29
Indah Kiat Pulp & Paper Corp. Tbk PT 1,292,422 689
United Tractors Tbk PT 257,400 458
7,048

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.7%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 7,284 397
AIB Group PLC 161,814 551
Bank of Ireland Group PLC 856,644 3,770
CRH PLC 18,909 629
Kerry Group PLC Class A 7,302 846
Medtronic PLC 12,593 1,284
Willis Towers Watson PLC(Æ) 17,267 3,371
10,848
Israel - 0.3%
Bank Hapoalim BM(Æ) 232,601 1,764
Bank Leumi Le-Israel BM 168,961 1,232
Check Point Software Technologies, Ltd.
(Æ) 4,989 559
Mizrahi Tefahot Bank, Ltd.(Æ) 27,841 669
Nice, Ltd.(Æ) 600 92
4,316
Italy - 1.5%
Assicurazioni Generali SpA 70,332 1,309
Atlantia SpA 16,850 433
Davide Campari-Milano SpA 22,470 208
Enel SpA 1,480,690 10,148
ENI SpA - ADR 132,961 2,081
Intesa Sanpaolo SpA 335,770 726
Mediobanca SpA 63,466 634
Poste Italiane SpA (Þ) 32,618 348
Saipem SpA (Æ) 569,361 2,816
Snam Rete Gas SpA 61,480 302
Telecom Italia SpA (Æ) 4,765,538 2,686
Terna Rete Elettrica Nazionale SpA 123,633 752
UniCredit SpA 180,288 2,115
Unipol Gruppo Finanziario SpA 111,971 573
25,131
Japan - 11.5%
Aeon Co., Ltd. 21,600 374
Aisin Seiki Co., Ltd. 19,000 619
Alfresa Holdings Corp. 2,400 58
As One Corp. 15,674 1,301
Asahi Glass Co., Ltd. 9,000 276
Asahi Group Holdings, Ltd. 10,400 449
Asahi Kasei Corp. 38,000 387
Astellas Pharma, Inc. 44,900 638
BML, Inc. 140,100 3,846
Bridgestone Corp. 31,700 1,190
Canon, Inc. 12,306 334
Central Japan Railway Co. 7,800 1,566
Chiba Bank, Ltd. (The) 227,600 1,122
Chubu Electric Power Co., Inc. 46,000 649
Cosel Co., Ltd. 84,977 842
Dai Nippon Printing Co., Ltd. 12,000 252
Dai-ichi Life Holdings, Inc. 98,085 1,439
Daiichi Sankyo Co., Ltd. 7,300 443
Daikin Industries, Ltd. 200 25
Daiseki Co., Ltd. 62,800 1,490
Daiwa House Industry Co., Ltd. 13,200 374
Daiwa Securities Group, Inc. 193,700 835
Denso Corp. 14,300 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
East Japan Railway Co. 11,500 1,054
Ebara Corp. 150,100 4,037
Electric Power Development Co., Ltd. 28,400 639
FamilyMart UNY Holdings Co., Ltd. 3,200 69
Fuji Heavy Industries, Ltd. 27,100 630
FUJIFILM Holdings Corp. 18,621 883
Fujitsu, Ltd. 115,114 9,034
Fukuoka Financial Group, Inc. 98,600 1,801
Fukushima Industries Corp. 48,900 1,518
Hankyu Hanshin Holdings, Inc. 10,300 361
Hirose Electric Co., Ltd. 10,500 1,099
Hitachi Metals, Ltd. 633,600 6,681
Hitachi, Ltd. 12,000 427
Honda Motor Co., Ltd. 486,065 12,052
Hoshizaki Corp. 30,100 2,127
Hoya Corp. 12,400 953
Icom , Inc. 23,900 495
Idemitsu Kosan Co., Ltd. 22,400 617
Iida Group Holdings Co., Ltd. 125,300 2,057
Inpex Corp. 776,500 6,811
Isuzu Motors, Ltd. 365,000 4,025
ITOCHU Corp. 92,918 1,773
J Front Retailing Co., Ltd. 55,700 655
Japan Real Estate Investment Corp.(ö) 126 789
Japan Retail Fund Investment Corp.(ö) 192 386
JFE Holdings, Inc. 55,300 732
JX Holdings, Inc. 91,400 430
Kajima Corp. 12,500 161
Kamigumi Co., Ltd. 16,000 368
Kansai Electric Power Co., Inc. (The) 54,800 676
Kao Corp. 7,100 519
KDDI Corp. 48,500 1,266
Keio Corp. 4,000 247
Keisei Electric Railway Co., Ltd. 8,400 309
Keyence Corp. 4,900 2,796
Kintetsu Group Holdings Co., Ltd. 12,000 567
Kirin Holdings Co., Ltd. 11,400 248
Komatsu, Ltd. 17,300 386
Kyushu Electric Power Co., Inc. 37,000 368
LIXIL Group Corp. 36,900 638
Marubeni Corp. 66,000 428
Mebuki Financial Group, Inc. 252,400 621
Medipal Holdings Corp. 2,600 55
MEIJI Holdings Co., Ltd. 400 28
Mitsubishi Chemical Holdings Corp. 43,600 310
Mitsubishi Corp. 69,600 1,872
Mitsubishi Electric Corp. 13,900 182
Mitsubishi Gas Chemical Co., Inc. 98,900 1,317
Mitsubishi Heavy Industries, Ltd. 20,000 826
Mitsubishi UFJ Financial Group, Inc. 237,300 1,173
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 118,500 629
Mitsui & Co., Ltd. 273,000 4,444
Mizuho Financial Group, Inc. 1,715,500 2,426
MS&AD Insurance Group Holdings, Inc. 96,700 3,169
Nagoya Railroad Co., Ltd. 10,000 275
Nakanishi, Inc. 6,477 119
NEC Corp. 11,900 484
NGK Spark Plug Co., Ltd. 34,600 659
Nidec Corp. 2,800 376

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nikon Corp. 45,300 612
Nintendo Co., Ltd. 1,175 430
Nippon Building Fund, Inc.(ö) 41 288
Nippon Prologis REIT, Inc.(Æ)(ö) 302 726
Nippon Steel & Sumitomo Metal Corp. 55,100 865
Nippon Telegraph & Telephone Corp. 46,300 2,090
Nitori Holdings Co., Ltd. 9,600 1,295
Nitto Denko Corp. 16,000 792
Nitto FC Co., Ltd. 64,700 711
NTT DOCOMO, Inc. 51,299 1,230
Obayashi Corp. 14,000 132
Obic Co., Ltd. 300 32
Oriental Land Co., Ltd. 5,700 751
ORIX Corp. 79,235 1,133
Osaka Gas Co., Ltd. 35,700 655
Otsuka Holdings Co., Ltd. 20,600 757
Panasonic Corp. 171,600 1,450
Qol Holdings Co., Ltd. 141,800 2,130
Recruit Holdings Co., Ltd. 21,900 745
Resona Holdings, Inc. 320,200 1,300
Rinnai Corp. 14,200 957
SBI Holdings, Inc. 30,400 693
Secom Co., Ltd. 38,863 3,054
Secom Joshinetsu Co., Ltd. 33,075 1,078
Sekisui Chemical Co., Ltd. 43,400 643
Sekisui House, Ltd. 45,700 768
Seven & i Holdings Co., Ltd. 18,400 626
Shimadzu Corp. 3,000 72
Shimano, Inc. 6,387 902
Shinsei Bank, Ltd. 43,000 649
Shionogi & Co., Ltd. 8,800 488
SoftBank Group Corp. 25,584 1,296
Sojitz Corp. 110,200 344
Sompo Japan Nipponkoa Holdings, Inc. 94,401 3,912
Sony Corp. 54,500 3,095
Stanley Electric Co., Ltd. 25,300 625
Sumitomo Chemical Co., Ltd. 69,000 315
Sumitomo Corp. 77,500 1,152
Sumitomo Electric Industries, Ltd. 59,200 733
Sumitomo Mitsui Financial Group, Inc. 140,102 4,906
Sumitomo Realty & Development Co.,
Ltd. 21,000 765
Suzuki Motor Corp. 15,800 617
T&D Holdings, Inc. 90,200 1,013
Takashimaya Co., Ltd. 84,100 965
Takeda Pharmaceutical Co., Ltd. 18,600 644
Terumo Corp. 2,600 76
Toho Co., Ltd. 7,300 283
Toho Holdings Co., Ltd. 35,000 778
Tohoku Electric Power Co., Inc. 97,900 981
Tokio Marine Holdings, Inc. 87,300 4,634
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 25,700 124
Tokyo Gas Co., Ltd. 16,600 414
Tosoh Corp. 36,000 504
Toyota Industries Corp. 6,400 332
Toyota Motor Corp. 111,500 7,172
Toyota Tsusho Corp. 27,600 798
Transcosmos , Inc. 43,700 932
Unicharm Corp. 60,388 1,711
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
West Japan Railway Co. 19,500 1,592
Yahoo! Japan Corp. 1,723,300 5,040
Yamaguchi Financial Group, Inc. 185,300 1,290
Yamaha Motor Co., Ltd. 36,300 636
Yamato Kogyo Co., Ltd. - GDR 64,400 1,671
186,597
Jersey - 0.0%
Ferguson PLC 1 —
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 42,023 669
Corporacion America Airports SA(Æ) 160,088 1,225
Globant SA(Æ) 11,264 1,194
RTL Group SA 28,462 1,398
Ternium SA - ADR 9,542 202
4,688
Malaysia - 0.1%
AMMB Holdings BHD 34,007 35
Genting BHD - ADR 342,400 568
Hong Leong Bank BHD 23,666 103
Malayan Banking BHD 67,747 142
Public Bank BHD 78,813 418
RHB Capital BHD 234,600 313
Tenaga Nasional BHD 31,646 106
1,685
Mexico - 0.5%
America Movil SAB de CV 2,622,037 1,845
Grupo Cementos de Chihuahua SAB
de CV 149,407 802
Grupo Financiero Banorte SAB de CV
Class O 106,441 536
Grupo Televisa SAB - ADR 183,473 1,745
Industrias Bachoco SAB de CV 159,456 721
Megacable Holdings SAB de CV 243,485 1,037
Wal-Mart de Mexico SAB de CV 366,513 1,081
7,767
Netherlands - 2.6%
ABN AMRO Group NV(Þ) 20,333 403
Aegon NV 214,378 1,058
Akzo Nobel NV 5,073 479
Euronext NV(Þ) 8,242 638
Exor NV 5,048 351
Ferrari NV 3,871 624
Heineken Holding NV 4,865 493
Heineken NV 21,501 2,308
ING Groep NV 430,211 4,774
Koninklijke Ahold Delhaize NV 63,830 1,443
Koninklijke KPN NV 1,360,943 3,879
NN Group NV 20,143 757
Randstad Holding NV 8,819 442
Royal Dutch Shell PLC Class A 220,944 6,953
Unilever NV 215,973 12,457
Wolters Kluwer NV 9,140 662
Yandex NV Class A(Æ) 120,928 4,743
42,464

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.1%
Auckland International Airport, Ltd. 75,308 459
Meridian Energy, Ltd. 114,663 353
812
Norway - 0.6%
DNB ASA 72,609 1,298
Gjensidige Forsikring ASA 32,481 631
Norsk Hydro ASA 173,536 592
Orkla ASA 741,200 6,292
Statoil ASA Class N 34,416 614
Telenor ASA 32,489 658
10,085
Panama - 0.2%
Copa Holdings SA Class A 33,059 3,342
Peru - 0.0%
Credicorp , Ltd. 1,426 311
Philippines - 0.0%
Ayala Land, Inc. 756,900 741
Poland - 0.2%
Alior Bank SA(Æ) 47,580 575
Bank Handlowy w Warszawie SA 5,828 79
Jastrzebska Spolka Weglowa SA(Æ) 56,851 574
KGHM Polska Miedz SA(Æ) 44,347 1,076
Polski Koncern Naftowy ORLEN SA 6,442 162
Powszechny Zaklad Ubezpieczen SA 70,049 755
3,221
Portugal - 0.1%
Energias de Portugal SA 432,546 1,581
Russia - 1.7%
Gazprom PJSC 498,463 1,852
Lukoil PJSC - ADR 90,996 7,481
Lukoil PJSC 12,662 1,038
MMC Norilsk Nickel PJSC 1,930 444
Moscow Exchange MICEX-RTS PJSC 780,609 1,139
Novatek OAO - GDR 2,425 507
Novolipetsk Steel PJSC - GDR 79,846 1,882
Polyus PJSC - GDR 22,942 1,169
Rosneft Oil Co. - GDR 24,806 164
Rosneft Oil Co. PJSC 66,340 437
Sberbank of Russia PJSC - ADR 356,282 5,308
Sberbank of Russia PJSC Class T 318,628 1,166
Tatneft PAO 23,348 272
Tatneft PJSC - ADR 51,549 3,579
X5 Retail Group NV - GDR 42,808 1,429
27,867
Singapore - 1.9%
Ascendas Real Estate Investment
Trust(ö) 661,400 1,467
BOC Aviation, Ltd.(Þ) 271,100 2,342
CapitaLand Mall Trust Class A(ö) 156,400 298
CapitaLand, Ltd. 287,900 756
City Developments, Ltd. 54,900 387
DBS Group Holdings, Ltd. 200,600 3,834
Oversea-Chinese Banking Corp., Ltd. 159,600 1,331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Airlines, Ltd.(Æ) 148,600 1,043
Singapore Exchange, Ltd. 105,900 609
Singapore Technologies Engineering,
Ltd. 271,800 836
Singapore Telecommunications, Ltd. 3,070,578 7,415
United Overseas Bank, Ltd. 87,800 1,683
UOL Group, Ltd. 123,700 659
Wilmar International, Ltd. 2,768,700 8,009
30,669
South Africa - 0.8%
Absa Group, Ltd. 74,802 830
Barloworld, Ltd. - ADR 85,741 719
Bidvest Group, Ltd. (The) 15,969 206
Fortress REIT, Ltd. Class A(ö) 580,975 867
Foschini Group, Ltd. (The) 117,266 1,353
Hyprop Investments, Ltd.(ö) 152,308 740
MultiChoice Group, Ltd.(Æ) 3,816 36
Naspers, Ltd. Class N 10,965 2,667
Nedbank Group, Ltd. 96,955 1,625
Remgro, Ltd. 50,324 627
Sappi, Ltd. - ADR 170,644 620
Sasol, Ltd. - ADR 66,733 1,446
Standard Bank Group, Ltd. 54,984 687
12,423
South Korea - 4.6%
CJ O Shopping Co., Ltd. 4,579 639
CLIO Cosmetics Co., Ltd.(Æ) 39,103 619
Daelim Industrial Co., Ltd. 5,369 478
Dongbu Insurance Co., Ltd. 13,638 640
E-MART, Inc. 18,837 1,937
Grand Korea Leisure Co., Ltd. 67,053 1,046
Hana Financial Group, Inc. 93,085 2,730
Hankook Tire Co., Ltd. 26,564 690
Hanwha Corp. 31,263 630
Hanwha Life Insurance Co., Ltd. 582,630 1,290
Hotel Shilla Co., Ltd. 22,216 1,470
Hyundai Engineering & Construction
Co., Ltd. 17,823 642
Hyundai Marine & Fire Insurance Co.,
Ltd. 27,377 646
Hyundai Mobis Co., Ltd. 3,589 727
Hyundai Motor Co. 45,702 4,853
Hyundai Steel Co. 18,956 622
Industrial Bank of Korea 55,259 613
ING Life Insurance Korea, Ltd.(Þ) 26,411 634
Kangwon Land, Inc. 109,598 2,835
KB Financial Group, Inc. 139,515 5,108
KB Financial Group, Inc. - ADR 14,261 516
Kia Motors Corp. 26,517 972
Korea Electric Power Corp. 27,129 639
Korea Gas Corp. 17,638 637
Korea Investment Holdings Co., Ltd. 6,054 378
Kumho Petrochemical Co., Ltd. 21,555 1,484
LG Chem , Ltd. 68 19
LG Uplus Corp. 77,245 847
Lotte Chemical Corp. 3,179 624
NAVER Corp. 5,310 618
POSCO 31,103 5,908
Samsung Electronics Co., Ltd. 412,069 15,722

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Engineering Co., Ltd.(Æ) 76,548 1,060
Samsung Fire & Marine Insurance Co.,
Ltd. 2,847 630
Shinhan Financial Group Co., Ltd. 137,457 5,038
SK Holdings Co., Ltd. 3,398 629
SK Hynix, Inc. 117,226 7,567
SK Innovation Co., Ltd. 4,516 647
S-Oil Corp. 26,055 2,069
Woori Financial Group, Inc. 23,620 261
75,114
Spain - 1.0%
Abertis Infraestructuras SA(Æ)(Š) 27,820 229
ACS Actividades de Construccion y
Servicios SA 14,077 568
Aena SA(Þ) 12,348 2,226
Amadeus IT Group SA Class A 2,674 209
Banco Bilbao Vizcaya Argentaria SA
- ADR 131,859 668
Banco Santander SA - ADR 326,107 1,388
Bankia SA 571,544 1,129
Bankinter SA 92,503 599
Cellnex Telecom SA(Æ)(Þ) 90,994 3,393
Endesa SA - ADR 8,418 208
Ferrovial SA 25,530 664
Gas Natural SDG SA 23,314 590
Iberdrola SA 210,190 1,992
Industria de Diseno Textil SA 45,403 1,354
Mapfre SA 121,880 334
Repsol SA - ADR 38,560 611
Telefonica SA - ADR 29,387 224
16,386
Sweden - 0.7%
Assa Abloy AB Class B 19,587 449
Essity Aktiebolag Class B 16,126 479
Hufvudstaden AB Class A 3,405 60
Industrivarden AB Class C 23,939 520
Investor AB Class B 9,580 456
L E Lundbergforetagen AB Class B 17,474 648
Securitas AB Class B 32,619 506
Skandinaviska Enskilda Banken AB
Class A 83,430 785
Svenska Cellulosa AB SCA Class B 5,320 44
Svenska Handelsbanken AB Class A 68,275 615
Swedbank AB Class A 44,937 613
Tele2 AB Class B 21,692 310
Telefonaktiebolaget LM Ericsson Class B 601,992 5,281
Telia Co. AB 177,850 793
Volvo AB Class B 31,824 473
12,032
Switzerland - 7.3%
ABB, Ltd. 85,239 1,602
Adecco SA 9,859 538
Alcon, Inc.(Æ) 46,053 2,664
Baloise Holding AG 8,159 1,472
Chocoladefabriken Lindt & Spruengli
AG 276 2,784
Cie Financiere Richemont SA 45,327 3,869
Coca-Cola HBC AG - ADR(Æ) 51,170 1,767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Suisse Group AG(Æ) 176,896 2,142
Geberit AG 3,210 1,479
Georg Fischer AG 393 338
Givaudan SA 370 982
Glencore PLC(Æ) 336,163 1,082
Idorsia , Ltd.(Æ) 1,338 29
Julius Baer Group, Ltd.(Æ) 15,108 645
Kuehne & Nagel International AG 6,586 969
LafargeHolcim , Ltd.(Æ) 10,796 529
Lonza Group AG(Æ) 3,233 1,106
Nestle SA 230,275 24,437
Novartis AG 225,874 20,713
Pargesa Holding SA 7,774 583
Partners Group Holding AG 1,029 820
Roche Holding AG 91,424 24,479
Schindler Holding AG 13,326 3,065
SGS SA 192 474
Sika AG 18,546 2,680
STMicroelectronics NV 67,677 1,242
Straumann Holding AG 153 125
Swiss Life Holding AG 3,422 1,654
Swiss Prime Site AG Class A(Æ) 11,151 981
Swiss Re AG 22,141 2,144
Swisscom AG 2,032 986
UBS Group AG(Æ) 603,709 6,709
Zurich Insurance Group AG 8,318 2,893
117,982
Taiwan - 3.5%
Catcher Technology Co., Ltd. 480,000 3,539
Cathay Financial Holding Co., Ltd. 477,000 623
Chailease Holding Co., Ltd. 90,640 382
Chang Hwa Commercial Bank, Ltd. 398,186 279
China Development Financial Holding
Corp. 1,711,000 509
China Life Insurance Co., Ltd. 875,420 720
Chipbond Technology Corp. 1,000 2
Chunghwa Telecom Co., Ltd. - ADR 25,821 884
Compal Electronics, Inc. 480,178 294
CTBC Financial Holding Co., Ltd. 662,000 431
E.Sun Financial Holding Co., Ltd. 1,067,845 891
First Financial Holding Co., Ltd. 482,000 362
Formosa Plastics Corp. 179,000 578
Fubon Financial Holding Co., Ltd. 793,000 1,100
Globalwafers Co., Ltd. 206,000 2,191
Hiwin Technologies Corp. 181,000 1,615
Hon Hai Precision Industry Co., Ltd.
- GDR 721,988 3,668
Hua Nan Financial Holdings Co., Ltd. 1,222,650 862
Largan Precision Co., Ltd. 10,421 1,411
Lite-On Technology Corp. 508,000 720
MediaTek , Inc. 429,000 4,298
Mega Financial Holding Co., Ltd. 636,000 656
Nanya Technology Corp. 427,000 1,011
Pou Chen Corp. Class B 550,000 679
Realtek Semiconductor Corp. 580,246 3,856
Shin Kong Financial Holding Co., Ltd. 596,389 173
SinoPac Financial Holdings Co., Ltd. 1,198,000 477
Taiwan Business Bank 1,968,720 846
Taiwan Cement Corp. 490,000 702

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Cooperative Financial Holding
Co., Ltd. 1,471,870 992
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 307,192 13,095
Tripod Technology Corp. 684,000 2,278
Uni -President Enterprises Corp. 188,000 489
United Microelectronics Corp. - ADR 114,497 250
Win Semiconductors Corp. 221,000 1,878
WPG Holdings, Ltd. 558,000 738
Yageo Corp. 194,316 1,640
Yuanta Financial Holding Co., Ltd. 1,833,000 1,030
56,149
Thailand - 0.6%
Bangkok Bank PCL 93,200 547
CP ALL PCL 1,079,500 3,023
Minor International PCL 1,902,100 2,484
PTT Public Company, Ltd. 1,470,000 2,243
TMB Bank PCL 21,729,100 1,334
9,631
Turkey - 0.5%
Akbank TAS(Æ) 538,841 729
MLP Saglik Hizmetleri AS(Æ)(Þ) 31,161 67
Tupras Turkiye Petrol Rafinerileri AS 50,909 1,276
Turk Hava Yollari AO(Æ) 860,197 1,921
Turkiye Garanti Bankasi AS(Æ) 1,861,162 3,260
Turkiye Halk Bankasi AS 709,641 766
8,019
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC 529,380 1,298
Aldar Properties PJSC 3,647,765 2,293
DAMAC Properties Dubai Co. PJSC(Æ) 6,666,227 1,846
Emaar Properties PJSC 1,783,559 2,681
Emirates NBD PJSC 136,887 442
National Bank of Abu Dhabi PJSC 185,065 801
9,361
United Kingdom - 12.4%
3i Group PLC 38,290 516
Anglo American PLC 59,312 1,464
Antofagasta PLC 254,904 2,870
AstraZeneca PLC 80,464 6,906
Aviva PLC 809,787 3,987
BAE Systems PLC 1,167,446 7,761
Barclays PLC 1,974,417 3,705
Barratt Developments PLC 93,623 731
BHP Group PLC 47,929 1,144
BP PLC 608,227 4,011
BP PLC - ADR 112,670 4,478
British American Tobacco PLC 138,041 4,926
British Land Co. PLC (The)(ö) 95,252 589
Bunzl PLC 34,233 896
Centrica PLC 744,438 685
CNH Industrial NV 29,387 297
Coca-Cola European Partners PLC 19,412 1,073
Compass Group PLC 59,164 1,491
Diageo PLC 284,901 11,888
Direct Line Insurance Group PLC 128,863 504
easyJet PLC 111,828 1,309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Experian PLC 22,139 672
Foxtons Group PLC(Æ) 1,142,374 780
GlaxoSmithKline PLC - ADR 476,833 9,868
Halma PLC 7,340 178
Hiscox , Ltd. 24,694 511
HSBC Holdings PLC 1,389,752 11,069
Imperial Tobacco Group PLC 117,729 2,978
Informa PLC 101,147 1,068
Intertek Group PLC 23,583 1,630
ITV PLC 452,482 605
J Sainsbury PLC 1,080,498 2,579
John Wood Group PLC 1,179,183 7,532
KAZ Minerals PLC 169,888 1,189
Kingfisher PLC 228,265 614
Legal & General Group PLC 502,057 1,592
Lloyds Banking Group PLC 9,581,808 6,206
London Stock Exchange Group PLC 76,017 6,133
LSL Property Services PLC 485,466 1,204
Meggitt PLC 530,470 3,836
Pearson PLC 100,945 1,071
Persimmon PLC Class A 24,363 593
Prudential PLC 40,418 834
Reckitt Benckiser Group PLC 14,691 1,139
RELX PLC 65,980 1,565
Rio Tinto PLC 25,226 1,432
Royal Bank of Scotland Group PLC 2,341,320 6,184
Royal Dutch Shell PLC Class A 214,244 6,729
Royal Dutch Shell PLC Class B 93,501 2,951
Royal Mail PLC 653,036 1,659
Scottish & Southern Energy PLC 47,843 639
Segro PLC(ö) 141,982 1,317
Smith & Nephew PLC 48,036 1,088
Spirax-Sarco Engineering PLC 27,149 2,963
St. James's Place PLC 43,437 515
Standard Chartered PLC 804,800 6,601
Standard Life Aberdeen PLC(Æ) 198,483 718
Stock Spirits Group PLC 516,995 1,435
TechnipFMC PLC 262,854 7,239
Tesco PLC 2,485,321 6,737
Travis Perkins PLC 588,985 9,801
Tullow Oil PLC 1,275,461 2,975
Unilever PLC 22,071 1,329
Vertu Motors PLC 1,644,675 725
Vivo Energy PLC(Þ) 300,526 438
Vodafone Group PLC 5,457,939 9,941
Wm Morrison Supermarkets PLC 287,436 681
200,774
United States - 1.9%
Abbott Laboratories 47,656 4,151
Alphabet, Inc. Class C(Æ) 3,010 3,662
Bausch & Lomb, Inc.(Æ) 22,380 508
Carnival PLC 14,011 632
Facebook, Inc. Class A(Æ) 5,100 991
Gran Tierra Energy, Inc.(Æ) 62,571 101
MasterCard, Inc. Class A 15,596 4,246
MercadoLibre , Inc.(Æ) 3,370 2,094
Mylan NV(Æ) 241,877 5,056
News Corp. Class A 173,660 2,285
Visa, Inc. Class A 17,959 3,197

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wausau Paper Corp. 266,121 3,133
30,056
Total Common Stocks
(cost $1,329,868) 1,530,807
Preferred Stocks - 1.1%
Brazil - 0.2%
Gol Linhas Aereas Inteligentes SA(Æ)
0.000% 220,349 2,365
Lojas Americanas SA
0.422% (Ÿ) 32,074 153
2,518
Germany - 0.6%
Henkel AG & Co. KGaA
2.136% (Ÿ) 20,025 2,064
Porsche Automobil Holding SE
3.925% (Ÿ) 6,006 398
Volkswagen AG
3.405% (Ÿ) 48,557 8,130
10,592
South Korea - 0.3%
Samsung Electronics Co., Ltd.
3.830% (Ÿ) 152,119 4,739
Total Preferred Stocks
(cost $15,967) 17,849
Warrants & Rights - 0.0%
Thailand - 0.0%
Minor International PCL(Æ)
2021 Warrants 95,105 17
Total Warrants & Rights
(cost $—) 17
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 55,266,825 (∞) 55,289
Total Short-Term Investments
(cost $55,283) 55,289
Total Investments 98.8%
(identified cost $1,401,118) 1,603,962
Other Assets and Liabilities, Net
- 1.2%
18,946
Net Assets - 100.0%
1,622,908

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.2%
3SBio, Inc. 04/18/19 HKD 1,077,381 1 .84 1,986
1,834
ABN AMRO Group NV 07/20/16 EUR 20,333 18 .10 368
403
Aena SA 02/11/15 EUR 12,348 179 .66 2,218
2,226
Amundi SA 01/10/17 EUR 63,246 64 .51 4,080
4,359
BAIC Motor Corp., Ltd. 03/05/19 HKD 1,049,500 0 .62 652
662
BOC Aviation, Ltd. 06/19/18 HKD 271,100 7 .03 1,906
2,342
Cellnex Telecom SA 06/19/17 EUR 90,994 25 .19 2,292
3,393
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 1,567,930 1 .19 1,873
1,712
China Tower Corp., Ltd. 01/03/19 HKD 4,646,000 0 .20 908
1,203
Covestro AG 07/27/17 EUR 16,104 45 .53 733
731
Euronext NV 04/25/19 EUR 8,242 77 .07 635
638
Hapvida Participacoes e Investimentos SA 05/08/18 BRL 288,618 7 .81 2,254
3,161
Hua Hong Semiconductor, Ltd. 01/27/15 HKD 784,000 1 .41 1,104
1,629
Hydro One, Ltd. 05/19/17 CAD 60,231 16 .10 970
1,064
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 19,679 12 .74 251
345
ING Life Insurance Korea, Ltd. 07/31/19 KRW 26,411 24 .02 634
634
Longfor Properties Co., Ltd. 11/19/18 HKD 146,500 2 .91 427
539
MLP Saglik Hizmetleri AS 02/07/18 TRY 31,161 2 .16 67
67
MONETA Money Bank AS 06/19/18 CZK 98,122 3 .31 324
337
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 541,000 0 .54 290
316
Poste Italiane SpA 07/20/16 EUR 32,618 8 .63 282
348
Reliance Industries, Ltd. 06/03/15 EUR 78,033 14 .13 1,102
2,618
Scandinavian Tobacco Group A/S 06/06/16 DKK 215,593 13 .82 2,980
2,269
Vivo Energy PLC 12/13/18 GBP 300,526 1 .54 461
438
WH Group, Ltd. 09/22/15 HKD 2,324,782 0 .71 1,649
2,267
Worldline SA 05/03/19 EUR 1,765 62 .96 111
126
35,661
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 408 EUR 14,125 09/19
423
MSCI EAFE Index Futures 1,961 USD 184,854 09/19
(3,013)
MSCI Emerging Markets Index Futures 250 USD 12,820 09/19
(119)
TOPIX Index Futures 349 JPY 5,465,341 09/19
316
Short Positions
FTSE 100 Index Futures 350 GBP 26,374 09/19
(772)
Hang Seng Index Futures 89 HKD 123,519 08/19
405
MSCI Emerging Markets Index Futures 1,082 USD 55,485 09/19
(369)
S&P 500 E-Mini Index Futures 664 USD 99,013 09/19
(2,951)
S&P/TSX 60 Index Futures 55 CAD 10,764 09/19
(25)
SPI 200 Index Futures 36 AUD 6,077 09/19
(111)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(6,216)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 95
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 613 EUR 554 08/02/19 —
Bank of America DKK 2,413 USD 360 08/01/19 3
Bank of America EUR 1,066 USD 1,189 08/01/19 9
Bank of America GBP 592 USD 721 08/01/19 2
Bank of America HKD 15,562 USD 1,988 08/01/19 —
Bank of America JPY 134,093 USD 1,235 08/01/19 2
Bank of America MXN 7,620 USD 401 08/01/19 3
Bank of America NOK 3,491 USD 398 08/01/19 4
Bank of America TRY 1,914 USD 346 08/01/19 3
Bank of Montreal USD 11,101 EUR 9,740 09/18/19 (277)
Bank of Montreal USD 17,757 JPY 1,912,328 09/18/19 (117)
Bank of New York USD 11,097 EUR 9,740 09/18/19 (274)
Bank of New York USD 17,742 JPY 1,912,328 09/18/19 (102)
Brown Brothers Harriman USD 2,887 AUD 4,190 08/02/19 (21)
Brown Brothers Harriman USD 7,164 HKD 56,076 08/02/19 (1)
Brown Brothers Harriman JPY 67,264 USD 619 08/02/19 1
Brown Brothers Harriman SGD 5,137 USD 3,753 08/02/19 15
Commonwealth Bank of Australia USD 11,106 EUR 9,740 09/18/19 (282)
Commonwealth Bank of Australia USD 17,749 JPY 1,912,328 09/18/19 (109)
Royal Bank of Canada USD 1,671 AED 6,137 08/01/19 —
Royal Bank of Canada USD 4,492 CHF 4,447 08/05/19 (21)
Royal Bank of Canada USD 2,192 DKK 14,711 08/02/19 (11)
Royal Bank of Canada USD 7,429 EUR 6,677 08/02/19 (38)
Royal Bank of Canada USD 11,108 EUR 9,740 09/18/19 (284)
Royal Bank of Canada USD 17,765 JPY 1,912,328 09/18/19 (125)
Royal Bank of Canada USD 2,027 SEK 19,456 08/02/19 (14)
Royal Bank of Canada USD 2,760 TRY 15,313 08/02/19 (16)
Royal Bank of Canada USD 2,337 ZAR 33,121 08/05/19 (28)
Royal Bank of Canada CAD 667 USD 506 08/02/19 —
Royal Bank of Canada CZK 24,878 USD 1,077 08/02/19 6
Royal Bank of Canada GBP 52 USD 63 08/02/19 —
Royal Bank of Canada MXN 65,704 USD 3,434 08/02/19 5
Royal Bank of Canada NOK 2,585 USD 294 08/02/19 2
Royal Bank of Canada PLN 4,055 USD 1,053 08/02/19 7
State Street USD 3,921 CAD 5,200 09/18/19 22
State Street USD 11,104 EUR 9,740 09/18/19 (281)
State Street USD 1,057 GBP 828 09/18/19 (48)
State Street USD 4,610 HKD 36,000 09/18/19 (9)
State Street USD 17,756 JPY 1,912,328 09/18/19 (116)
State Street CAD 5,200 USD 3,985 09/18/19 42
State Street EUR 48,701 USD 55,797 09/18/19 1,679
State Street GBP 828 USD 1,059 09/18/19 50
State Street HKD 36,000 USD 4,601 09/18/19 —
State Street JPY 9,561,639 USD 89,246 09/18/19 1,046
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
727
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,504 $ — $ —
$ —
$ 3,504

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Australia 4,623 30,399 —
—
35,022
Austria — 4,695 —
—
4,695
Belgium — 3,433 —
—
3,433
Brazil 41,896 — —
—
41,896
Canada 66,181 — —
—
66,181
Cayman Islands — 740 —
—
740
Chile 5,336 — —
—
5,336
China 19,937 115,352 —
—
135,289
Colombia 2,331 — —
—
2,331
Czech Republic — 337 —
—
337
Denmark — 20,402 —
—
20,402
Finland — 4,147 —
—
4,147
France — 114,475 —
—
114,475
Germany 5,327 58,837 —
—
64,164
Greece — 5,725 —
—
5,725
Hong Kong 1,695 54,101 —
—
55,796
Hungary — 3,334 —
—
3,334
India 20,657 26,243 —
—
46,900
Indonesia 689 6,359 —
—
7,048
Ireland 5,052 5,796 —
—
10,848
Israel 559 3,757 —
—
4,316
Italy — 25,131 —
—
25,131
Japan — 186,597 —
—
186,597
Jersey — — —
—
—
Luxembourg 2,621 2,067 —
—
4,688
Malaysia — 1,685 —
—
1,685
Mexico 7,767 — —
—
7,767
Netherlands 5,367 37,097 —
—
42,464
New Zealand — 812 —
—
812
Norway — 10,085 —
—
10,085
Panama 3,342 — —
—
3,342
Peru 311 — —
—
311
Philippines — 741 —
—
741
Poland 574 2,647 —
—
3,221
Portugal — 1,581 —
—
1,581
Russia — 27,867 —
—
27,867
Singapore — 30,669 —
—
30,669
South Africa — 12,423 —
—
12,423
South Korea 3,039 72,075 —
—
75,114
Spain — 16,157 229
—
16,386
Sweden — 12,032 —
—
12,032
Switzerland — 117,98 2 —
—
117,98 2
Taiwan 14,229 41,920 —
—
56,149
Thailand — 9,631 —
—
9,631
Turkey — 8,019 —
—
8,019
United Arab Emirates — 9,361 —
—
9,361
United Kingdom 12,790 187,984 —
—
200,774

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 97
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United States 25,783 4,273 —
—
30,056
Preferred Stocks 2,518 15,331 — — 17,849
Warrants & Rights 17 — — — 17
Short-Term Investments — — — 55,289 55,289
Total Investments 256,145 1,292,299 229 55,289 1,603,96 2
Other Financial Instruments
Assets
Futures Contracts 1,144 — —
—
1,144
Foreign Currency Exchange Contracts 63 2,8 38 —
—
2,90 1
Liabilities
Futures Contracts (7,360) — —
—
(7,360)
Foreign Currency Exchange Contracts (149) (2,02 5 ) —
—
(2,17 4 )
Total Other Financial Instruments
*
$ (6,302) $ 813 $ — $ — $ (5,489)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
175,865
Consumer Staples ...................................................................
89,913
Energy ....................................................................................
115,698
Financial Services ...................................................................
427,871
Health Care .............................................................................
121,599
Materials and Processing ........................................................
138,176
Producer Durables ..................................................................
194,060
Technology ..............................................................................
195,266
Utilities ...................................................................................
90,208
Warrants & Rights ..................................................................
17
Short-Term Investments ..........................................................
55,289
Total Investments .................................................................... 1,603,962

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.9%
Australia - 5.0%
Atlas Arteria, Ltd. 155,002 865
Aurizon Holdings, Ltd. 198,745 777
Beach Energy, Ltd. 199,659 289
BHP Billiton, Ltd. - ADR 25,691 710
BHP Group PLC 94,315 2,252
Mineral Resources, Ltd. 107,182 1,173
Newcrest Mining, Ltd. 44,009 1,051
Qube Holdings, Ltd. 451,264 970
Sandfire Resources NL 225,790 1,029
South32, Ltd. Class B 499,551 1,071
Sydney Airport 22,928 131
Tassal Group, Ltd. 134,486 471
Transurban Group - ADR(Æ) 763,919 8,101
Woodside Petroleum, Ltd. 7,270 171
19,061
Austria - 0.1%
OMV AB 11,416 571
Brazil - 1.2%
CCR SA 280,900 1,100
Centrais Eletricas Brasileiras SA - ADR 9,144 94
Cosan SA Industria e Comercio 60,600 808
Petroleo Brasileiro SA - ADR(Æ) 30,502 459
Sao Martinho SA 131,900 698
Ultrapar Participacoes SA - ADR 25,009 130
Vale SA Class B - ADR 88,213 1,146
4,435
Canada - 4.2%
Barrick Gold Corp. 54,147 880
Canadian Natural Resources, Ltd. 3,195 81
Canadian Solar, Inc.(Æ) 23,008 491
Emera, Inc. 16,617 690
Enbridge, Inc. 56,905 1,901
Enerflex , Ltd. 14,270 180
Franco-Nevada Corp. Class T 9,445 821
Hydro One, Ltd.(Þ) 79,150 1,398
Imperial Oil, Ltd. 9,554 262
Largo Resources, Ltd.(Æ) 524,990 740
Nutrien , Ltd. 29,192 1,600
Peyto Exploration & Development Corp. 61,043 185
Seven Generations Energy, Ltd. Class
A(Æ) 33,470 186
Suncor Energy, Inc. 6,128 176
TC Energy Corp.(Æ) 112,365 5,502
Teck Resources, Ltd. Class B 25,438 520
Westshore Terminals Investment Corp. 5,197 82
Wheaton Precious Metals Corp. 17,091 447
16,142
Chile - 0.8%
Enel Americas SA - ADR 27,481 227
Enel Chile SA - ADR 75,047 345
Sociedad Quimica y Minera de Chile
SA - ADR 81,577 2,406
2,978
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China - 1.0%
China Merchants Port Holdings Co., Ltd. 248,000 411
China Resources Gas Group, Ltd. 36,000 183
CNOOC, Ltd. 68,000 112
COSCO Shipping Ports, Ltd. 602,000 523
ENN Energy Holdings, Ltd. 82,400 852
Jiangsu Expressway Co., Ltd. Class H 956,000 1,289
Shenzhen Expressway Co., Ltd. Class H 300,000 356
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 231,000 258
3,984
Colombia - 0.2%
Ecopetrol SA - ADR 51,627 926
Cyprus - 0.2%
Ros Agro PLC - GDR 60,876 707
Denmark - 0.3%
Vestas Wind Systems A/S 11,917 977
Finland - 0.1%
UPM- Kymmene OYJ 8,780 237
France - 2.6%
Aeroports de Paris 10,086 1,739
Eramet 2,662 128
Getlink SE 140,716 2,030
Suez Environnement Co. 44,889 659
Total SA 44,394 2,300
Veolia Environnement SA 21,972 553
Vilmorin & Cie SA 8,169 450
Vinci SA 18,454 1,891
9,750
Germany - 0.4%
E.ON SE 16,335 163
Fraport AG Frankfurt Airport Services
Worldwide 1,019 85
Hamburger Hafen und Logistik AG 8,304 210
K+S AG 44,725 729
Nordex SE(Æ) 6,067 71
ThyssenKrupp AG - ADR 12,450 161
1,419
Hong Kong - 0.4%
China Gas Holdings, Ltd. 122,600 508
China High Speed Transmission
Equipment Group Co., Ltd. 180,000 115
CLP Holdings, Ltd. 46,000 499
Guangdong Investment, Ltd. 112,000 236
Kunlun Energy Co., Ltd. 192,000 167
1,525
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC 67,472 687
Israel - 0.8%
Equital , Ltd.(Æ) 14,750 483
Israel Chemicals, Ltd. 292,175 1,575

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel Corp., Ltd. (The)(Æ) 3,711 905
2,963
Italy - 2.0%
ASTM SpA 14,368 496
Atlantia SpA 189,142 4,861
Enav SpA (Þ) 131,839 727
Enel SpA 77,250 529
Saipem SpA (Æ) 53,867 266
Snam Rete Gas SpA 17,959 88
Societa Iniziative Autostradali e Servizi
SpA 27,978 531
7,498
Japan - 2.0%
East Japan Railway Co. 17,200 1,577
Ebara Corp. 19,900 535
Hitachi Zosen Corp. 54,500 196
Kubota Corp. 25,900 401
Mitsubishi Materials Corp. 41,400 1,137
Nippon Steel & Sumitomo Metal Corp. 6,700 105
Nittetsu Mining Co., Ltd. 11,500 499
Oji Holdings Corp. 70,300 363
Osaka Gas Co., Ltd. 29,900 549
Shinko Plantech Co., Ltd. 7,800 83
Sumitomo Forestry Co., Ltd. 63,000 789
Sumitomo Metal Mining Co., Ltd. 7,000 199
Takuma Co., Ltd. 18,600 221
Tokyo Gas Co., Ltd. 10,900 272
West Japan Railway Co. 7,200 588
7,514
Luxembourg - 0.4%
Adecoagro SA(Æ) 161,304 1,089
ArcelorMittal SA(Æ) 31,857 507
1,596
Mexico - 0.9%
Fresnillo PLC 11,164 81
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 4,242 209
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 6,202 621
Grupo Aeroportuario del Pacifico SAB de
CV Class B 136,100 1,366
Grupo Aeroportuario del Sureste SAB de
CV - ADR 3,220 490
Grupo Aeroportuario del Sureste SAB de
CV Class B 16,460 250
Grupo Mexico SAB de CV 32,900 80
Promotora y Operadora de
Infraestructura SAB de CV 36,265 327
3,424
Netherlands - 0.3%
InterXion Holding NV(Æ) 11,412 859
OCI NV(Æ) 8,975 235
1,094
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.2%
Auckland International Airport, Ltd. 108,978 664
Norway - 1.2%
Austevoll Seafood ASA 135,859 1,386
BW Offshore, Ltd.(Æ) 17,612 99
DNO ASA 204,469 343
Grieg Seafood ASA 49,460 703
Salmar ASA Class A 5,889 272
Statoil ASA Class N 46,376 828
TGS Nopec Geophysical Co. ASA - ADR 5,829 141
Yara International ASA 20,621 968
4,740
Poland - 0.5%
KGHM Polska Miedz SA(Æ) 64,991 1,578
Polskie Gornictwo Naftowe i
Gazownictwo SA 338,835 491
2,069
Russia - 3.4%
Gazprom Neft JSC - ADR 45,640 1,529
Gazprom PJSC - ADR 70,462 517
Lukoil PJSC - ADR 28,661 2,356
MMC Norilsk Nickel PJSC - ADR 107,116 2,473
Novatek OAO - GDR 14,864 3,105
Novolipetsk Steel PJSC - GDR 6,826 161
PhosAgro PJSC - GDR 52,660 656
Rosneft Oil Co. - GDR 121,471 801
Surgutneftegas OJSC - ADR 97,900 409
Tatneft PJSC - ADR 15,848 1,100
13,107
Singapore - 0.3%
Hutchison Port Holdings Trust Class U 1,641,000 360
SIA Engineering Co., Ltd. 157,500 304
Wilmar International, Ltd. 165,100 478
1,142
South Africa - 0.2%
African Rainbow Minerals, Ltd. 51,200 633
Sasol, Ltd. - ADR 3,433 74
707
South Korea - 0.1%
POSCO - ADR 8,163 382
Spain - 2.4%
Aena SA(Þ) 28,563 5,149
Ferrovial SA 56,591 1,471
Fomento de Construcciones y Contratas
SA 31,284 398
Iberdrola SA 100,420 951
Repsol SA - ADR 70,257 1,114
9,083
Sweden - 0.6%
Bausch & Lomb, Inc.(Æ) 54,019 1,225
Svenska Cellulosa AB SCA Class B 121,072 1,004
2,229

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 0.8%
Flughafen Zurich AG 4,946 903
Glencore PLC(Æ) 627,202 2,019
Gurit Holding AG 252 276
3,198
Thailand - 0.4%
Esso Thailand PCL 686,800 221
PTT Exploration & Production PCL 96,000 422
PTT Public Company, Ltd. 600,300 916
1,559
United Kingdom - 4.6%
Anglo American PLC 157,230 3,882
Antofagasta PLC 61,050 687
BBA Aviation PLC 204,519 792
BP PLC 156,806 1,034
DS Smith PLC Class F 175,498 759
Ferrexpo PLC 190,381 593
Mondi PLC 8,486 185
National Grid PLC 251,849 2,589
Petrofac, Ltd. 34,208 173
Polypipe Group PLC 70,110 349
Rio Tinto PLC 46,300 2,629
Royal Dutch Shell PLC Class A 38,763 1,217
Scottish & Southern Energy PLC 101,338 1,353
Severn Trent PLC Class H 35,469 869
Subsea 7 SA 15,871 171
Tullow Oil PLC 181,293 423
17,705
United States - 53.1%
Acadia Realty Trust(ö) 7,718 217
AGCO Corp. 7,805 601
Agree Realty Corp.(ö) 29,581 1,977
Albemarle Corp. 34,566 2,522
Alexander & Baldwin, Inc. 4,820 113
Alexander's, Inc.(ö) 424 159
Alexandria Real Estate Equities, Inc.(ö) 24,349 3,564
Alliant Energy Corp. 15,253 756
American Assets Trust, Inc.(ö) 5,422 252
American Campus Communities, Inc.(ö) 63,313 2,960
American Electric Power Co., Inc. 36,444 3,200
American Homes 4 Rent Class A(ö) 96,456 2,335
American Tower Corp.(ö) 1,754 371
Americold Realty Trust(ö) 100,882 3,383
Anadarko Petroleum Corp. 2,362 174
Apartment Investment & Management
Co. Class A(ö) 63,733 3,157
Apple Hospitality REIT, Inc.(ö) 25,833 406
Archer-Daniels-Midland Co. 5,873 241
Armada Hoffler Properties, Inc.(ö) 7,675 130
AvalonBay Communities, Inc.(ö) 3,988 833
Avery Dennison Corp. 3,922 451
Boston Properties, Inc.(ö) 3,879 516
Brandywine Realty Trust(ö) 16,273 240
Brixmor Property Group, Inc.(ö) 104,072 1,975
Brookfield Property REIT, Inc. Class
A(ö) 7,962 154
CareTrust REIT, Inc.(ö) 6,139 143
CenterPoint Energy, Inc. 38,676 1,122
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CF Industries Holdings, Inc. 2,422 120
Chatham Lodging Trust(ö) 4,480 80
Cheniere Energy, Inc.(Æ) 13,136 856
Chesapeake Energy Corp.(Æ) 136,700 247
Chesapeake Lodging Trust(ö) 3,208 88
Chevron Corp. 8,288 1,020
Colony Capital, Inc.(ö) 32,474 183
Columbia Property Trust, Inc.(ö) 16,666 365
ConocoPhillips 9,118 539
Consolidated Edison, Inc. 5,295 450
CoreCivic , Inc.(Æ) 9,333 158
CoreSite Realty Corp. Class A(ö) 19,301 2,023
Corporate Office Properties Trust(ö) 15,126 422
Cousins Properties, Inc.(ö) 9,524 335
Crown Castle International Corp.(ö) 19,818 2,641
CubeSmart (ö) 122,466 4,158
CyrusOne , Inc.(ö) 28,186 1,618
Denbury Resources, Inc.(Æ) 63,645 72
Devon Energy Corp. 3,279 89
DiamondRock Hospitality Co.(ö) 13,485 136
Digital Realty Trust, Inc.(ö) 4,950 566
Dominion Energy, Inc. 56,382 4,189
Douglas Emmett, Inc.(ö) 65,072 2,656
DTE Energy Co. 4,321 549
Duke Energy Corp. 5,428 471
Easterly Government Properties, Inc.(ö) 9,106 172
EastGroup Properties, Inc.(ö) 4,411 531
Empire State Realty Trust, Inc. Class
A(ö) 22,417 314
Enterprise Products Partners, LP 64,581 1,945
EOG Resources, Inc. 5,272 453
EPR Properties(ö) 8,066 600
Equinix , Inc.(Æ)(ö) 15,077 7,569
Equitrans Midstream Corp. 19,480 323
Equity LifeStyle Properties, Inc. Class
A(ö) 30,953 3,846
Equity Residential(ö) 65,196 5,143
Essential Properties Realty Trust, Inc.(ö) 65,393 1,381
Essex Property Trust, Inc.(ö) 9,699 2,931
Evergy , Inc. 17,657 1,068
Eversource Energy(Æ) 26,173 1,985
Exelon Corp. 14,265 643
Extra Space Storage, Inc.(ö) 40,348 4,535
Exxon Mobil Corp. 15,497 1,152
First Industrial Realty Trust, Inc.(ö) 15,757 602
First Solar, Inc.(Æ) 13,758 887
FMC Corp. 5,945 514
Four Corners Property Trust, Inc.(ö) 7,478 201
Franklin Street Properties Corp.(ö) 11,279 91
Freeport-McMoRan, Inc. 428,272 4,736
FutureFuel Corp. 8,003 93
Gaming and Leisure Properties, Inc.(ö) 21,373 806
Getty Realty Corp.(ö) 5,307 159
Gladstone Commercial Corp.(ö) 4,185 89
Global Net Lease, Inc.(ö) 6,929 135
Gulfport Energy Corp.(Æ) 26,328 100
HCP, Inc.(ö) 97,293 3,107
Healthcare Realty Trust, Inc.(ö) 15,094 483
Healthcare Trust of America, Inc. Class
A(ö) 21,272 573

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Highwoods Properties, Inc.(ö) 11,617 527
Hospitality Properties Trust(ö) 18,149 448
Host Hotels & Resorts, Inc.(ö) 28,832 501
Hudson Pacific Properties, Inc.(ö) 15,917 562
Independence Realty Trust, Inc.(ö) 14,779 183
Industrial Logistics Properties Trust(ö) 4,911 105
Investors Real Estate Trust(ö) 1,677 107
Invitation Homes, Inc.(ö) 66,655 1,831
JBG Smith Properties(ö) 64,550 2,526
Kilroy Realty Corp.(ö) 32,145 2,554
Kimco Realty Corp.(ö) 108,134 2,077
Kinder Morgan, Inc. 199,492 4,113
Kite Realty Group Trust(ö) 7,020 112
Lamar Media Corp. Class A(ö) 7,440 602
Lexington Realty Trust(ö) 24,804 245
Liberty Property Trust(ö) 21,629 1,131
Life Storage, Inc.(Æ)(ö) 5,502 536
LTC Properties, Inc.(ö) 4,471 206
Mack-Cali Realty Corp.(ö) 7,416 176
Macquarie Infrastructure Corp. 12,308 510
Magellan Midstream Partners, LP 31,618 2,091
Medical Properties Trust, Inc.(ö) 151,101 2,644
MGM Growth Properties LLC Class A(ö) 62,625 1,870
Mid-America Apartment Communities,
Inc.(ö) 29,063 3,425
Monmouth Real Estate Investment Corp.
(ö) 8,756 121
Mosaic Co. (The) 31,625 797
National Health Investors, Inc.(ö) 5,304 421
National Storage Affiliates Trust(ö) 5,157 156
New Senior Investment Group, Inc.(ö) 12,908 92
Newmont Mining Corp. 16,892 617
NextEra Energy, Inc. 27,770 5,753
NiSource, Inc. 29,319 870
Norfolk Southern Corp. 658 126
NorthStar Realty Europe Corp.(ö) 5,159 88
Nucor Corp. 3,801 207
Omega Healthcare Investors, Inc.(ö) 15,378 558
One Liberty Properties, Inc.(ö) 2,831 81
Outfront Media, Inc.(ö) 13,442 365
Paramount Group, Inc.(ö) 127,839 1,768
Park Hotels & Resorts, Inc.(ö) 13,203 349
Pebblebrook Hotel Trust(ö) 6,307 177
Physicians Realty Trust(ö) 98,113 1,689
Piedmont Office Realty Trust, Inc. Class
A(ö) 19,088 397
Pioneer Natural Resources Co. 2,416 334
Portland General Electric Co. 19,675 1,079
Preferred Apartment Communities, Inc.
Class A(ö) 5,213 76
Prologis, Inc.(ö) 93,900 7,569
PS Business Parks, Inc.(ö) 2,713 475
Public Service Enterprise Group, Inc. 9,646 551
Public Storage(ö) 5,325 1,293
QTS Realty Trust, Inc. Class A(ö) 4,663 216
Rayonier, Inc.(ö) 6,750 196
Realty Income Corp.(ö) 2,981 206
Regency Centers Corp.(ö) 32,449 2,164
Renewable Energy Group, Inc.(Æ) 26,632 362
Retail Opportunity Investments Corp.(ö) 11,482 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Retail Properties of America, Inc. Class
A(ö) 17,861 217
Retail Value, Inc.(ö) 2,460 93
REX American Resources Corp.(Æ) 3,537 264
Rexford Industrial Realty, Inc.(ö) 71,639 2,966
RLJ Lodging Trust(ö) 14,170 245
RPT Realty(Æ) 6,827 84
Ryman Hospitality Properties, Inc.(ö) 29,891 2,242
Sabra Health Care REIT, Inc.(ö) 13,091 270
Saul Centers, Inc.(ö) 1,826 100
SBA Communications Corp.(ö) 5,509 1,352
Sealed Air Corp. 9,754 408
Sempra Energy 6,070 822
Senior Housing Properties Trust(ö) 10,387 85
Simon Property Group, Inc.(ö) 26,237 4,256
SITE Centers Corp.(ö) 10,549 150
SolarEdge Technologies, Inc.(Æ) 37,890 2,472
Southern Co. (The) 4,741 266
Southwestern Energy Co.(Æ) 119,761 263
Spirit Realty Capital, Inc.(ö) 8,203 362
STAG Industrial, Inc.(ö) 61,216 1,819
STORE Capital Corp.(ö) 105,871 3,622
Summit Hotel Properties, Inc.(ö) 7,339 82
Sun Communities, Inc.(ö) 651 86
Sunstone Hotel Investors, Inc.(ö) 17,424 230
Taubman Centers, Inc.(ö) 2,655 108
Terreno Realty Corp.(ö) 8,607 421
The GEO Group, Inc.(ö) 8,841 157
UGI Corp. 16,671 852
UMH Properties, Inc.(ö) 6,229 82
Union Pacific Corp. 3,916 705
Universal Health Realty Income Trust(ö) 1,010 93
Urban Edge Properties(ö) 10,621 178
Urstadt Biddle Properties, Inc. Class
A(ö) 3,889 84
Ventas, Inc.(ö) 1,318 89
VEREIT, Inc.(ö) 157,156 1,433
VICI Properties, Inc.(ö) 111,090 2,371
W&T Offshore, Inc.(Æ) 26,722 120
Washington Real Estate Investment
Trust(ö) 7,086 191
WEC Energy Group, Inc.(Æ) 7,874 673
Weingarten Realty Investors(ö) 15,698 438
Welltower , Inc.(ö) 68,519 5,695
Williams Cos., Inc. (The) 130,981 3,226
Xcel Energy, Inc. 8,358 498
Xenia Hotels & Resorts, Inc.(ö) 5,538 119
201,882
Total Common Stocks
(cost $349,941) 345,955
Preferred Stocks - 0.9%
Brazil - 0.9%
Bradespar SA
4.406% (Ÿ) 405,000 3,356
Total Preferred Stocks
(cost $3,452) 3,356

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 7.6%
United States - 7.6%
U.S. Cash Management Fund(@) 28,8 87 , 232 (∞) 28,899
Total Short-Term Investments
(cost $28,896) 28,899
Total Investments 99.4%
(identified cost $382,289) 378,210
Other Assets and Liabilities, Net
- 0.6%
2,158
Net Assets - 100.0%
380,368

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 103
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.9%
Aena SA 02/11/15 EUR 28,563 197 .37 5,637
5,149
Enav SpA 06/07/17 EUR 131,839 5 .76 759
727
Hydro One, Ltd. 05/19/17 CAD 79,150 17 .26 1,366
1,398
7,274
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 137 USD 20,429 09/19
158
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
158
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 19,061 $ —
$ —
$ 19,061
Austria — 571 —
—
571
Brazil 4,435 — —
—
4,435
Canada 16,142 — —
—
16,142
Chile 2,978 — —
—
2,978
China — 3,984 —
—
3,984
Colombia 926 — —
—
926
Cyprus — 707 —
—
707
Denmark — 977 —
—
977
Finland — 237 —
—
237
France — 9,750 —
—
9,750
Germany — 1,419 —
—
1,419
Hong Kong — 1,525 —
—
1,525
Hungary — 687 —
—
687
Israel — 2,963 —
—
2,963
Italy — 7,498 —
—
7,498
Japan — 7,514 —
—
7,514
Luxembourg 1,089 507 —
—
1,596
Mexico 3,343 81 —
—
3,424
Netherlands 859 235 —
—
1,094
New Zealand — 664 —
—
664
Norway — 4,740 —
—
4,740

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Poland — 2,069 —
—
2,069
Russia — 13,107 —
—
13,107
Singapore — 1,142 —
—
1,142
South Africa — 707 —
—
707
South Korea 382 — —
—
382
Spain — 9,083 —
—
9,083
Sweden — 2,229 —
—
2,229
Switzerland — 3,198 —
—
3,198
Thailand — 1,559 —
—
1,559
United Kingdom — 17,705 —
—
17,705
United States 201,882 — —
—
201,882
Preferred Stocks 3,356 — — — 3,356
Short-Term Investments — — — 28,899 28,899
Total Investments 235,392 113,919 — 28,899 378,210
Other Financial Instruments
Assets
Futures Contracts 158 — —
—
158
Total Other Financial Instruments
*
$ 158 $ — $ — $ — $ 158
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
789
Consumer Staples ...................................................................
5,864
Energy ....................................................................................
45,683
Financial Services ...................................................................
146,596
Health Care .............................................................................
1,225
Materials and Processing ........................................................
53,993
Producer Durables ..................................................................
43,877
Technology ..............................................................................
1,309
Utilities ...................................................................................
49,975
Short-Term Investments ..........................................................
28,899
Total Investments .................................................................... 378,210

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 84.3%
Argentina - 1.1%
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,007 755
Argentine Republic Government
International Bond
6.875% due 01/26/27 200 166
5.875% due 01/11/28 100 79
12.169% due 12/15/35 (Ê) EUR 40,000 1,572
Series DSCE
7.820% due 12/31/33 EUR 1,927 1,780
Series WI.
7.625% due 04/22/46 1,268 1,017
Provincia de Buenos Aires
7.875% due 06/15/27 (Þ) 300 224
YPF SA
Series REGS
8.500% due 07/28/25 689 686
6,279
Australia - 0.0%
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 223
Austria - 0.4%
JBS Investments GmbH
7.000% due 01/15/26 (Þ) 352 377
5.750% due 01/15/28 (Þ) 495 500
Novomatic AG
1.625% due 09/20/23 EUR 1,000 1,110
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 200 252
2,239
Azerbaijan - 0.2%
State Oil Company of Azerbaijan
Republic
6.950% due 03/18/30 731 876
Bahrain - 0.4%
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,245
Belarus - 0.1%
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 510 534
Bermuda - 0.1%
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class CR
4.759% due 04/27/27 (Ê)(Þ) 300 292
Series 2018-2A Class DR
6.859% due 04/27/27 (Ê)(Þ) 400 381
673
Brazil - 1.0%
Banco do Brasil SA
Series REGS
9.250% due 10/29/49 (Ê)(ƒ) 579 650
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 2,342
10.000% due 01/01/27 BRL 1,400 430
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BRF SA
Series REGS
2.750% due 06/03/22 EUR 750 855
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 597 693
Vale SA
5.625% due 09/11/42 600 654
5,624
Canada - 2.1%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
5.000% due 10/15/25 (Þ) 285 291
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 243
Bank of Montreal
1.900% due 08/27/21 159 158
Bank of Nova Scotia (The)
4.375% due 01/13/21 218 224
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 100 100
Brookfield Asset Management, Inc.
4.000% due 01/15/25 154 162
Brookfield Finance, Inc.
4.000% due 04/01/24 150 158
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 290 294
Canadian Imperial Bank of Commerce
Series BKNT
2.100% due 10/05/20 227 227
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 81 84
6.000% due 04/01/42 (Þ) 285 308
Concordia International Corp.
8.000% due 09/06/24 1,341 1,321
Enbridge, Inc.
2.900% due 07/15/22 156 158
Entertainment One, Ltd.
Series REGS
4.625% due 07/15/26 GBP 250 312
First Quantum Minerals, Ltd.
7.250% due 05/15/22 (Þ) 408 410
7.250% due 04/01/23 (Þ) 500 495
6.500% due 03/01/24 (Þ) 800 770
6.875% due 03/01/26 (Þ) 366 346
Kinross Gold Corp.
Series WI
5.950% due 03/15/24 568 622
4.500% due 07/15/27 904 915
Masonite International Corp.
5.375% due 02/01/28 (Þ) 272 279
Mattamy Group Corp.
6.500% due 10/01/25 (Þ) 704 737
New Gold, Inc.
6.250% due 11/15/22 (Þ) 1,045 998
Norbord, Inc.
Class A
6.250% due 04/15/23 (Þ) 282 299
Parkland Fuel Corp.
5.875% due 07/15/27 (Þ) 221 227
Quebecor Media, Inc.
5.750% due 01/15/23 268 285
Royal Bank of Canada

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
3.200% due 04/30/21 177 180
Titan Acquisition, Ltd.
7.750% due 04/15/26 (Þ) 830 753
Toronto-Dominion Bank (The)
1.800% due 07/13/21 233 231
Vermilion Energy, Inc.
5.625% due 03/15/25 (Þ) 307 297
11,884
Cayman Islands - 1.8%
Apidos CLO, Ltd.
Series 2018-29A Class B
4.292% due 07/25/30 (Ê)(Þ) 300 290
Series 2019-31A Class C
5.026% due 04/15/31 (Ê)(Þ) 500 500
Avolon Holdings Funding, Ltd.
6.500% due 09/15/24 (Þ) 1,000 996
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
4.928% due 01/20/29 (Ê)(Þ) 500 501
Bowman Park CLO, Ltd.
Series 2015-1A Class E
8.077% due 11/23/25 (Ê)(Þ) 400 390
Cedar Funding CLO V Ltd
Series 2018-5A Class CR
4.873% due 07/17/31 (Ê)(Þ) 250 243
CIFC Funding, Ltd.
Series 2018-3A Class CR2
4.628% due 10/22/31 (Ê)(Þ) 500 496
Series 2018-4RA Class B
4.662% due 10/17/30 (Ê)(Þ) 500 501
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
5.014% due 04/15/36 (Ê)(Þ) 290 292
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 890 817
Madison Park Funding, Ltd.
Series 2018-29A Class C
4.500% due 10/18/30 (Ê)(Þ) 500 491
Magnetite CLO XV, Ltd.
Series 2018-15A Class CR
4.571% due 07/25/31 (Ê)(Þ) 500 483
Magnetite XI, Ltd.
Series 2019-22A Class C
5.092% due 04/15/31 (Ê)(Þ) 500 500
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
4.869% due 04/20/27 (Ê)(Þ) 250 243
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
4.973% due 10/17/30 (Ê)(Þ) 500 489
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
4.883% due 11/18/31 (Ê)(Þ) 250 245
OHA Credit Partners XIV, Ltd.
Series 2017-14 Class C
4.078% due 01/21/30 (Ê)(Þ) 500 483
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 716 678
Recette CLO LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1A Class DR
5.219% due 10/20/27 (Ê)(Þ) 298 291
SCOF-2, Ltd.
Series 2018-2A Class CR
4.438% due 07/15/28 (Ê)(Þ) 500 500
Seagate Technology PLC
4.250% due 03/01/22 177 181
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
4.529% due 04/16/31 (Ê)(Þ) 500 484
Venture CDO, Ltd.
Series 2017-20A Class CR
4.336% due 04/23/27 (Ê)(Þ) 250 247
10,341
Chile - 0.4%
Cencosud SA
5.500% due 01/20/21 (Þ) 173 179
Corporacion Nacional del Cobre de Chile
Series REGS
3.625% due 08/01/27 250 260
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 632
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 549
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 218 226
Mongolian Mining Corp/Energy
Resources LLC
Series REGS
9.250% due 04/15/24 537 525
2,371
China - 0.3%
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 159 161
China Evergrande Group
9.500% due 03/29/24 500 472
8.750% due 06/28/25 596 530
Country Garden Holdings Co., Ltd.
Series REGS
7.250% due 04/04/21 300 302
1,465
Colombia - 0.7%
Bancolombia SA
5.950% due 06/03/21 173 182
Colombia Government International
Bond
3.875% due 04/25/27 300 313
7.375% due 09/18/37 1,000 1,380
6.125% due 01/18/41 600 750
5.000% due 06/15/45 500 556
Ecopetrol SA
7.375% due 09/18/43 548 707
5.875% due 05/28/45 101 113
4,001
Costa Rica - 0.5%
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 357

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 2,050
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 665 559
2,966
Czech Republic - 0.1%
CEZ AS
Series REGS
5.625% due 04/03/42 383 440
Denmark - 0.4%
DKT Finance ApS
9.375% due 06/17/23 (Þ) 650 704
TDC A/S
5.000% due 03/02/22 EUR 300 371
6.875% due 02/23/23 GBP 500 696
Welltec A/S
9.500% due 12/01/22 (Þ) 700 679
2,450
Dominican Republic - 0.6%
Dominican Republic International Bond
7.450% due 04/30/44 (Þ) 1,000 1,180
6.850% due 01/27/45 (Þ) 2,000 2,233
3,413
Ecuador - 0.4%
Ecuador Government International Bond
10.750% due 01/31/29 (Þ) 300 336
Series REGS
7.950% due 06/20/24 450 468
7.875% due 01/23/28 1,000 980
Republic of Ecuador Government
International Bond
Series REGS
9.650% due 12/13/26 500 539
2,323
Egypt - 0.8%
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 519
6.875% due 04/30/40 (Þ) 3,000 2,935
8.700% due 03/01/49 (Þ) 750 819
Series REGS
8.700% due 03/01/49 250 273
4,546
El Salvador - 0.4%
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,539
7.650% due 06/15/35 498 541
2,080
Ethiopia - 0.2%
Ethiopia International Bond
6.625% due 12/11/24 (Þ) 1,000 1,038
Finland - 0.3%
Nokia OYJ
6.625% due 05/15/39 197 221
Teollisuuden Voima OYJ
2.500% due 03/17/21 EUR 709 816
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 02/04/25 EUR 690 807
1,844
France - 1.0%
Casino Guichard Perrachon SA
4.561% due 01/25/23 EUR 600 577
4.498% due 03/07/24 EUR 700 661
3.580% due 02/07/25 EUR 300 269
4.048% due 08/05/26 EUR 500 448
Constantin Investissement SAS
Series REGS
5.375% due 04/15/25 EUR 100 107
France Telecom SA
4.125% due 09/14/21 175 181
NEW Areva Holding SA
3.500% due 03/22/21 EUR 100 116
4.875% due 09/23/24 EUR 500 648
Orano SA
3.250% due 09/04/20 EUR 800 914
Series EMTN
3.125% due 03/20/23 EUR 300 358
Sanofi
4.000% due 03/29/21 216 222
Solvay Finance SA
5.425% due 11/12/23 (Ê)(ƒ) EUR 632 808
Vallourec SA
2.250% due 09/30/24 EUR 500 410
5,719
Gabon - 0.1%
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 496
Georgia - 0.1%
Georgian Railway LLC
Series REGS
7.750% due 07/11/22 550 604
Germany - 2.0%
Blitz F18-674 GmbH
Series REGS
6.000% due 07/30/26 EUR 900 1,064
CBR Fashion Finance BV
Series REGS
5.125% due 10/01/22 EUR 250 271
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 179
CTC BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 750 848
Deutsche Bank AG
3.125% due 01/13/21 229 228
2.750% due 02/17/25 EUR 745 837
4.500% due 04/01/25 336 320
4.296% due 05/24/28 (Ê) 462 429
Series EMTN
4.500% due 05/19/26 EUR 400 483
Douglas GmbH
Series REGS
6.250% due 07/15/22 EUR 550 579
K&S AG
4.125% due 12/06/21 EUR 764 922
3.000% due 06/20/22 EUR 500 597
Metro AG
1.375% due 10/28/21 EUR 700 797

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 03/19/25 EUR 557 615
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 500 586
Nordex SE
Series REGS
6.500% due 02/01/23 EUR 450 507
RWE AG
Series EMTN
2.750% due 04/21/75 (Ê) EUR 1,250 1,415
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 700 720
11,397
Ghana - 0.2%
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 755
10.750% due 10/14/30 (Þ) 250 317
1,072
Guernsey - 0.2%
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.125% due 12/10/20 198 199
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 980 1,057
1,256
Honduras - 0.1%
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 551
Hong Kong - 0.1%
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 631 632
India - 0.0%
State Bank of India
5.500% due 09/29/49 (Ê)(ƒ) 200 206
Indonesia - 0.4%
Pertamina Persero PT
Series REGS
5.625% due 05/20/43 221 248
6.450% due 05/30/44 800 992
Perusahaan Listrik Negara PT
Series REGS
5.250% due 10/24/42 440 472
6.250% due 01/25/49 245 301
PT Indonesia Asahan Aluminum
Series REGS
6.757% due 11/15/48 200 249
2,262
Iraq - 0.2%
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 1,000 993
Ireland - 0.6%
Endo Finacce LLC / Endo, Ltd. / Endo
Finco , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 07/15/23 (Þ) 714 453
6.000% due 02/01/25 (Þ) 135 81
Ireland Government International Bond
9.033% due 10/18/22 1,470 1,653
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 200 200
VTB Bank
Series REGS
9.500% due 12/31/49 (Ê)(ƒ) 754 808
3,195
Israel - 0.1%
Israel Electric Corp., Ltd
5.000% due 11/12/24 (Þ) 500 543
Italy - 2.0%
Banca Popolare di Sondrio SCpA
2.375% due 04/03/24 EUR 1,000 1,105
Banco BPB SpA
7.125% due 03/01/21 EUR 406 485
Banco Popolare SC
6.000% due 11/05/20 EUR 700 814
6.375% due 05/31/21 EUR 576 687
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 160
6.625% due 09/13/23 EUR 410 549
5.017% due 06/26/24 (Þ) 707 719
3.928% due 09/15/26 EUR 950 1,159
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (Ê)(ƒ) EUR 300 349
Leonardo SpA
5.250% due 01/21/22 EUR 731 911
4.875% due 03/24/25 EUR 502 665
Mediobanca Banca di Credito
Finanziario SpA
5.750% due 04/18/23 EUR 471 599
Mediobanca SpA
5.000% due 11/15/20 EUR 919 1,077
Telecom Italia SpA
5.250% due 02/10/22 EUR 350 435
5.875% due 05/19/23 GBP 150 202
3.625% due 05/25/26 EUR 700 843
5.250% due 03/17/55 EUR 400 493
11,252
Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/21 193 197
Oscar US Funding XI LLC
Series 2019-2A Class A4
2.680% due 09/10/26 (Þ) 850 850
Sumitomo Mitsui Banking Corp.
2.934% due 03/09/21 197 198
1,245
Jersey - 0.3%
AA Bond Co., Ltd.
Series REGS
5.500% due 07/31/22 GBP 1,125 1,123
Aston Martin Capital Holdings Ltd.
6.500% due 04/15/22 (Þ) 200 185
Series REGS
5.750% due 04/15/22 GBP 150 167
CPUK Finance, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.875% due 08/28/25 GBP 175 217
HBOS Sterling Finance Jersey, LP
7.881% due 12/09/31 (Ê)(ƒ) GBP 212 390
2,082
Jordan - 0.2%
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 205
7.375% due 10/10/47 1,000 1,060
1,265
Kazakhstan - 0.1%
National Company KazMunajGaz
Series REGS
5.750% due 04/19/47 566 648
Kenya - 0.2%
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 1,000 1,074
Lebanon - 0.3%
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 500 393
Series REGS
8.250% due 04/12/21 1,000 933
6.000% due 01/27/23 230 191
1,517
Luxembourg - 2.2%
Actavis Funding SCS
3.450% due 03/15/22 165 168
Altice Luxembourg SA
7.750% due 05/15/22 (Þ) 200 204
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 650 820
Evergreen Skills Lux Sarl 1st Lien Term
Loan
6.946% due 04/28/21 (Ê) 594 501
Garfunkelux Holdco 3 SA
Series REGS
8.500% due 11/01/22 GBP 1,700 1,902
Garrett LI I Sarl / Garrett Borrowing LLC
Series REGS
5.125% due 10/15/26 EUR 800 835
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 229
Series REGS
2.970% due 04/28/34 34 47
1.800% due 08/16/37 1,000 1,281
Intelsat Connect Finance SA
9.500% due 02/15/23 (Þ) 612 549
Intelsat Jackson Holdings SA
8.500% due 10/15/24 (Þ) 461 460
9.750% due 07/15/25 (Þ) 95 98
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 486 526
Mallinckrodt International Finance SA
5.750% due 08/01/22 (Þ) 157 118
5.625% due 10/15/23 (Þ) 170 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
Class S
5.500% due 04/15/25 (Þ) 223 129
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 222
Rossini SARL
Series REGS
6.750% due 10/30/25 EUR 500 598
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 527
Takko Luxembourg 2 SCA
Series REGS
5.375% due 11/15/23 (Ê) EUR 350 325
5.375% due 11/15/23 EUR 100 95
Telecom Italia SpA
7.750% due 01/24/33 EUR 649 1,046
6.375% due 11/15/33 600 630
6.000% due 09/30/34 301 306
7.200% due 07/18/36 196 219
Venator Materials PLC
5.750% due 07/15/25 (Þ) 316 279
VTB Bank OJSC Via VTB Capital SA
Series REGS
6.950% due 10/17/22 200 213
12,434
Macao - 0.1%
Industrial & Commercial Bank of China,
Ltd.
3.875% due 09/10/24 (Ê) 515 515
Mexico - 1.8%
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 234
BBVA Bancomer SA
6.500% due 03/10/21 (Þ) 215 226
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 662
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,167
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,590
6.500% due 06/02/41 650 584
5.500% due 06/27/44 2,000 1,630
6.375% due 01/23/45 100 87
Series REGS
6.625% due 09/29/49 (ƒ) 121 104
Series WI
6.500% due 01/23/29 90 88
5.625% due 01/23/46 1,000 817
6.750% due 09/21/47 1,498 1,362
10,551
Mongolia - 0.0%
Development Bank of Mongolia
Series REGS
7.250% due 10/23/23 350 366

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morocco - 0.2%
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 291
OCP SA
Series REGS
4.500% due 10/22/25 343 356
2.900% due 04/25/44 200 240
6.875% due 04/25/44 200 240
1,127
Mozambique - 0.2%
Mozambique International Bond
10.500% due 01/18/23 (Ê)(Þ) 1,033 1,036
Netherlands - 1.5%
Basell Finance Co. BV
8.100% due 03/15/27 (Þ) 125 159
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 229 231
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 345
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 245
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 851
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 752
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 228
LYB International Finance BV
4.000% due 07/15/23 223 235
Petrobras Global Finance BV
5.875% due 03/07/22 285 361
6.875% due 01/20/40 228 258
6.850% due 06/05/15 1,020 1,108
Srlev NV
9.000% due 04/15/41 (Ê) EUR 800 1,001
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 500 578
Teva Pharmaceutical Finance
Netherlands II BV
1.125% due 10/15/24 EUR 1,156 1,038
1.875% due 03/31/27 EUR 444 373
1.625% due 10/15/28 EUR 437 351
Trivium Packaging Finance BV
8.500% due 08/15/27 (Þ) 200 210
Series REGS
3.750% due 08/15/26 EUR 100 115
8,439
Nigeria - 0.3%
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 511
Series REGS
6.750% due 01/28/21 1,000 1,039
1,550
Norway - 0.0%
DNB Bank ASA
2.125% due 10/02/20 (Þ) 159 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oman - 0.3%
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 576
5.625% due 01/17/28 500 494
6.500% due 03/08/47 500 462
1,532
Pakistan - 0.5%
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,836
Panama - 0.1%
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 622
Paraguay - 0.1%
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 665
Peru - 0.5%
Banco Internacional del Peru SAA
5.750% due 10/07/20 (Þ) 211 218
Peruvian Government International Bond
8.750% due 11/21/33 1,000 1,633
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 855
Southern Copper Corp.
7.500% due 07/27/35 180 238
2,944
Philippines - 0.1%
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 747
Puerto Rico - 0.0%
Popular, Inc.
6.125% due 09/14/23 264 284
Qatar - 0.1%
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 438
Russia - 0.4%
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (Ê) 563 633
Russian Railways Via RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,822
2,455
Saudi Arabia - 0.2%
Saudi Arabia Government International
Bond
Series REGS
4.625% due 10/04/47 250 268
Saudi Arabian Oil Co.
4.375% due 04/16/49 (Þ) 200 208
Saudi Electricity Global Sukuk Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.500% due 04/08/44 701 807
1,283
Senegal - 0.0%
Senegal Government International Bond
6.750% due 03/13/48 250 240
South Africa - 0.9%
Eskom Holdings SOC, Ltd.
Series REGS
5.750% due 01/26/21 800 802
7.125% due 02/11/25 2,711 2,812
Republic of South Africa Government
International Bond
Series R186
10.500% due 12/21/26 ZAR 12,500 974
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 638
5,226
Spain - 0.2%
Banco de Sabadell SA
1.750% due 05/10/24 EUR 1,000 1,136
Sri Lanka - 0.3%
Sri Lanka Government International
Bond
Series REGS
6.825% due 07/18/26 1,300 1,319
6.200% due 05/11/27 200 193
1,512
Sweden - 0.6%
Telefonaktiebolaget LM Ericsson
Series 7Y
1.875% due 03/01/24 EUR 890 1,042
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 350 397
Verisure Midholding AB
Series REGS
5.750% due 12/01/23 EUR 1,650 1,882
3,321
Thailand - 0.1%
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 239
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 492
731
Tunisia - 0.1%
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 633 588
Turkey - 1.0%
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 592 560
5.125% due 09/29/23 271 249
Turkey Government International Bond
7.375% due 02/05/25 600 630
6.750% due 05/30/40 1,000 957
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 04/16/43 500 393
6.625% due 02/17/45 2,000 1,876
5.750% due 05/11/47 200 169
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 360 336
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 02/08/21 300 297
5.375% due 10/24/23 494 471
5,938
Ukraine - 0.0%
Ukraine Government International Bond
Series GDP
3.155% due 05/31/40 (Ê)(Þ) 195 166
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 540
IDBI Bank, Ltd./DIFC Dubai
Series GMTN
4.250% due 11/30/20 529 533
1,073
United Kingdom - 5.5%
Algeco Scotsman Global Finance PLC
Series REGS
6.500% due 02/15/23 EUR 400 461
Aon PLC
4.000% due 11/27/23 220 232
Arrow Global Finance PLC
Series REGS
5.125% due 09/15/24 GBP 650 780
AstraZeneca PLC
2.375% due 11/16/20 199 199
Barclays Bank PLC
5.140% due 10/14/20 221 227
7.125% due 12/20/21 (Ê)(ƒ) GBP 1,025 1,317
6.278% due 12/29/49 (Ê)(ƒ) 225 236
Barclays PLC
3.250% due 01/12/21 179 180
Boparan Finance PLC
Series REGS
5.500% due 07/15/21 GBP 1,800 1,160
BP Capital Markets PLC
2.500% due 11/06/22 160 161
Centrica PLC
3.000% due 04/10/76 (Ê) EUR 900 1,006
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (Ê) GBP 200 275
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 650 928
EI Group PLC
6.875% due 02/15/21 GBP 560 696
GKN Holdings PLC
4.625% due 05/12/32 GBP 800 973
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 178 181
House of Fraser Funding PLC
Series REGS
6.523% due 09/15/20 (Ê)(Ø) GBP 400 12
HSBC Holdings PLC
3.400% due 03/08/21 195 198
Iron Mountain UK PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.875% due 11/15/25 GBP 500 601
Jerrold Finco PLC
Series REGS
6.250% due 09/15/21 GBP 500 613
6.125% due 01/15/24 GBP 150 183
KCA Deutag UK Finance PLC
9.875% due 04/01/22 (Þ) 900 623
9.625% due 04/01/23 (Þ) 200 136
Lloyds Bank PLC
Series EMTN
13.000% due 01/22/29 (Ê)(ƒ) GBP 350 735
Lloyds Banking Group PLC
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 255 269
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 204 227
Oschadbank Via SSB #1 PLC
9.074% due 01/19/24 (Ê) 2,800 2,716
9.625% due 03/20/25 (Ê)(Þ) 725 763
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 1,000 1,314
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Ø) 1,577 158
Series DPW
10.250% due 01/23/49 (Ø) 1,240 355
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 850 940
Royal Bank of Scotland Group PLC
6.100% due 06/10/23 212 228
7.648% due 12/31/49 (Ê)(ƒ) 196 259
Santander PLC
5.000% due 11/07/23 (Þ) 148 156
Standard Chartered PLC
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 215 243
Synlab Unsecured Bondco PLC
Series REGS
8.250% due 07/01/23 EUR 950 1,098
Thomas Cook Group PLC
Series REGS
6.250% due 06/15/22 EUR 1,000 303
TransDigm Group, Inc.
Series WI
6.875% due 05/15/26 280 286
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 EUR 1,050 1,173
Tullow Oil PLC
6.250% due 04/15/22 (Þ) 807 812
Ukreximbank Via Biz Finance PLC
9.765% due 02/09/23 (Ê)(Þ) 6,067 5,901
9.750% due 01/22/25 (Þ) 617 655
Valaris PLC
5.750% due 10/01/44 316 235
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 700 717
Viridian Group FinanceCo PLC
Series REGS
4.750% due 09/15/24 GBP 500 614
31,515
United States - 45.2%
3M Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 03/15/23 159 159
Abbott Laboratories
2.900% due 11/30/21 179 181
Acrisure LLC / Acrisure Finance, Inc.
7.000% due 11/15/25 (Þ) 670 615
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 239 246
AES Corp.
4.875% due 05/15/23 275 278
Affinion Group, Inc.
18.000% due 10/10/24 (Š) 231 150
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 659 665
Albertsons Cos. LLC
7.500% due 03/15/26 (Þ) 272 300
Allegheny Technologies, Inc.
5.950% due 01/15/21 200 205
7.875% due 08/15/23 195 210
Allergan, Inc.
2.800% due 03/15/23 237 237
Alliant Holdings Intermediate, LLC
Term Loan B2
8.250% due 08/01/23 (Þ) 740 757
Ally Financial, Inc.
8.000% due 11/01/31 49 65
Altria Group, Inc.
4.750% due 05/05/21 213 221
Amazon.com, Inc.
2.500% due 11/29/22 156 158
AMC Entertainment Holdings, Inc.
Series WI
6.375% due 11/15/24 1,300 1,536
American Airlines Group, Inc.
5.000% due 06/01/22 (Þ) 493 507
American Express Co.
2.200% due 10/30/20 178 178
American Tower Corp.
2.250% due 01/15/22 157 156
Amgen, Inc.
2.650% due 05/11/22 176 177
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/39 158 239
Anthem, Inc.
2.500% due 11/21/20 226 226
AP Finance, Inc.
8.000% due 05/15/27 (Þ) 330 337
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 1,895 1,686
Apple, Inc.
1.550% due 08/04/21 185 183
APX Group, Inc.
Series WI
7.875% due 12/01/22 287 273
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 289 301
Series WI
5.125% due 01/15/24 274 281
Arconic , Inc.
5.400% due 04/15/21 665 689
5.900% due 02/01/27 658 724

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/01/37 108 115
Ares Capital Corp.
3.500% due 02/10/23 157 157
Arrow Electronics, Inc.
3.500% due 04/01/22 177 179
Ashland, Inc.
6.875% due 05/15/43 279 303
AssuredPartners , Inc.
7.000% due 08/15/25 (Þ) 1,410 1,414
AT&T, Inc.
3.000% due 02/15/22 151 153
Atrium CDO Corp.
Series 2017-12A Class DR
5.392% due 04/22/27 (Ê)(Þ) 250 244
Avanos Medical, Inc.
Series WI
6.250% due 10/15/22 650 662
Avantor , Inc.
9.000% due 10/01/25 (Þ) 240 266
Babson CLO, Ltd.
Series 2014-IA Class C
3.680% due 07/20/25 (Ê)(Þ) 250 250
Series 2019-3A Class C
6.042% due 04/20/31 (Ê)(Þ) 385 385
Ball Corp.
4.000% due 11/15/23 279 288
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR14 Class C
1.340% due 02/27/48 (Ê)(Þ) 220 211
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
1.088% due 06/15/60 (Ê) 13,630 813
Series 2018-BN12 Class D
3.000% due 05/15/61 (Þ) 1,125 993
Series 2018-BN14 Class D
3.000% due 09/15/60 (Þ) 310 285
Bank of America Corp.
2.151% due 11/09/20 161 161
Bank of New York Mellon Corp. (The)
2.050% due 05/03/21 157 156
Barclays Commercial Mortgage
Securities LLC
Series 2017-C1 Class XA
1.508% due 02/15/50 (Ê) 10,547 917
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 1,450 1,484
Bayer US Finance II LLC
2.750% due 07/15/21 (Þ) 229 228
BB&T Corp.
2.150% due 02/01/21 180 179
BCPE Eagle Buyer LLC 2nd Lien Term
Loan
10.234% due 03/16/25 (Ê) 2,590 2,467
Becton Dickinson and Co.
2.894% due 06/06/22 229 231
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 131 95
Benchmark Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 728
Series 2019-B10 Class XA
1.233% due 03/15/62 (Ê) 3,829 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Benchmark Mortgage Trust
Series 2018-B4 Class XA
0.544% due 07/15/51 (Ê) 21,768 787
Berkshire Hathaway Energy Co.
Series WI
4.500% due 02/01/45 144 165
Berkshire Hathaway Finance Corp.
5.750% due 01/15/40 149 199
Berkshire Hathaway, Inc.
2.750% due 03/15/23 230 234
Berry Global, Inc.
5.125% due 07/15/23 278 284
5.625% due 07/15/27 (Þ) 289 303
Big River Steel LLC / BRS Finance
Corp.
7.250% due 09/01/25 (Þ) 650 692
Blue Mountain CLO, Ltd.
Series 2018-1A Class DR
5.119% due 04/20/27 (Ê)(Þ) 400 386
Series 2018-3A Class C
4.636% due 10/25/30 (Ê)(Þ) 500 488
Series 2018-3A Class CR
4.816% due 11/15/30 (Ê)(Þ) 250 246
BMC Stock Holdings Inc
5.500% due 10/01/24 (Þ) 600 612
BP Capital Markets America, Inc.
3.790% due 02/06/24 166 175
Branch Banking and Trust Co.
Series BKNT
2.850% due 04/01/21 197 198
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 1,247 1,300
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 270 233
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 276 285
Brown & Brown, Inc.
4.200% due 09/15/24 227 240
Buckeye Partners, LP
3.950% due 12/01/26 205 183
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 167 175
BWAY Holding Co.
7.250% due 04/15/25 (Þ) 343 325
Series REGS
4.750% due 04/15/24 550 627
Cablevision Systems Corp.
5.875% due 09/15/22 267 284
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (Ê)(Þ) 320 338
Calpine Corp.
5.250% due 06/01/26 (Þ) 301 304
Calumet Specialty Products Co.
7.625% due 01/15/22 567 549
Carlson Travel, Inc.
9.500% due 12/15/24 (Þ) 816 812
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
4.569% due 10/20/27 (Ê)(Þ) 500 494
CarMax Auto Owner Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4 Class D
4.150% due 04/15/25 500 519
Carvana Co.
8.875% due 10/01/23 (Þ) 278 279
CBL & Associates LP
5.950% due 12/15/26 475 336
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.875% due 04/01/24 (Þ) 1,184 1,230
5.750% due 02/15/26 (Þ) 274 289
5.500% due 05/01/26 (Þ) 571 596
5.875% due 05/01/27 (Þ) 227 238
Series DMTN
5.000% due 02/01/28 (Þ) 252 259
CDK Global, Inc.
Series WI
5.000% due 10/15/24 305 323
Centene Corp.
5.375% due 06/01/26 (Þ) 36 38
Century Aluminum Co.
7.500% due 06/01/21 (Þ) 310 307
CenturyLink, Inc.
Series G
6.875% due 01/15/28 143 144
Series T
5.800% due 03/15/22 322 335
CF Industries, Inc.
3.450% due 06/01/23 433 437
5.150% due 03/15/34 168 166
4.950% due 06/01/43 147 134
5.375% due 03/15/44 28 26
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.272% due 04/15/44 (Ê)(Þ) 157 142
Series 2016-C7 Class XA
0.753% due 12/10/54 (Ê) 16,393 748
Change Healthcare Holdings, Inc. /
Change Financing Co.
5.750% due 03/01/25 (Þ) 288 289
Chaparral Energy, Inc.
8.750% due 07/15/23 (Þ) 402 231
Charming Charlie, Inc. Term Loan
3.500% due 05/28/22 (Ê)(Š)(
ƕ)
117 111
20.000% due 10/02/23 (Ê)(Š) 21 20
Charming Charlie, Inc. Term Loan A
12.580% due 04/24/23 (Ê)(Š) 386 —
Charming Charlie, Inc. Term Loan B
12.580% due 04/24/23 (Ê)(Š) 474 —
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.200% due 03/15/28 236 244
Chase Home Lending Mortgage Trust
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (Ê)(Þ) 1,000 1,011
Chevron Corp.
2.100% due 05/16/21 181 181
Chubb INA Holdings, Inc.
2.300% due 11/03/20 178 178
CIFC Funding, Ltd.
Series 2017-1A Class C
5.211% due 04/23/29 (Ê)(Þ) 500 500
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cigna Corp.
4.500% due 03/15/21 220 226
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (Ê)(Þ) 500 527
Series 2019-INV1 Class A1
4.000% due 02/25/49 (Ê)(Þ) 879 896
Cisco Systems, Inc.
2.200% due 02/28/21 182 182
CIT Group, Inc.
5.000% due 08/15/22 273 289
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.400% due 03/10/47 (Ê)(Þ) 1,000 983
Series 2014-GC19 Class F
3.665% due 03/10/47 (Ê)(Þ) 443 381
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 104
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 600
Series 2017-P8 Class XA
1.071% due 09/15/50 (Ê) 4,038 246
Series 2018-C5 Class XA
0.604% due 06/10/51 (Ê) 7,479 371
Series 2018-C6 Class D
5.067% due 11/10/51 (Ê)(Þ) 410 436
Citigroup, Inc.
Class Q
2.650% due 10/26/20 167 167
Clear Channel Worldwide Holdings, Inc.
9.250% due 02/15/24 (Þ) 228 247
Cleveland-Cliffs Inc.
6.250% due 10/01/40 96 86
CNH Industrial Capital LLC
4.200% due 01/15/24 172 180
Coca-Cola Co. (The)
2.450% due 11/01/20 160 161
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 173
COLT Funding LLC
Series 2018-1 Class B1
4.362% due 02/25/48 (Ê)(Þ) 900 902
Series 2019-1 Class M1
4.518% due 03/25/49 (Ê)(Þ) 1,000 1,036
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 219
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.080% due 06/10/46 (Ê)(Þ) 1,000 1,015
Series 2014-CR21 Class XA
1.102% due 12/10/47 (Ê) 8,038 298
Series 2016-CD1 Class XA
1.562% due 08/10/49 (Ê) 11,714 880
Series 2017-COR2 Class XA
1.333% due 09/10/50 (Ê) 5,374 416
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 200 210
CommScope Finance LLC
5.500% due 03/01/24 (Þ) 250 253
8.250% due 03/01/27 (Þ) 269 265
CommScope Technologies Finance LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 06/15/25 (Þ) 294 268
Communications Sales & Leasing, Inc. /
CSL Capital LLC
Series WI
8.250% due 10/15/23 1,060 957
Connecticut Avenue Securities Trust
Series 2018-R07 Class 1M2
4.681% due 04/25/31 (Ê)(Þ) 1,000 1,011
Continental Wind LLC
6.000% due 02/28/33 (Þ) 215 243
Cornerstone Chemical Comp.
Series 000E
6.750% due 08/15/24 (Þ) 680 627
Costco Wholesale Corp.
2.300% due 05/18/22 157 158
Coventry Health Care, Inc.
5.450% due 06/15/21 211 221
Credit Acceptance Corp.
6.625% due 03/15/26 (Þ) 270 291
Crestwood Midstream Partners LP
5.625% due 05/01/27 (Þ) 470 465
Crimson Merger Sub, Inc.
6.625% due 05/15/22 (Þ) 1,847 1,801
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 276 285
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 288 292
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class C
4.354% due 06/15/57 (Ê) 100 97
Series 2016-C6 Class D
0.194% due 01/15/49 (Ê)(Þ) 1,000 982
CSC Holdings LLC
6.750% due 11/15/21 246 263
7.500% due 04/01/28 (Þ) 669 737
5.750% due 01/15/30 (Þ) 276 281
DaVita HealthCare Partners, Inc.
5.000% due 05/01/25 290 284
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 400 414
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 200 205
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (Ê)(Þ) 1,000 932
DCP Midstream LLC
4.750% due 09/30/21 (Þ) 703 723
6.750% due 09/15/37 (Þ) 89 95
Dean Foods Co.
6.500% due 03/15/23 (Þ) 406 225
Dell International LLC / EMC Corp.
7.125% due 06/15/24 (Þ) 179 189
Dell, Inc.
6.500% due 04/15/38 187 195
5.400% due 09/10/40 197 191
Delta Air Lines, Inc.
3.625% due 03/15/22 227 231
Diamond Offshore Drilling, Inc.
4.875% due 11/01/43 220 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diamond Sports Group LLC / Diamond
Sports Finance Co.
5.375% due 08/15/26 (Þ) 459 466
6.625% due 08/15/27 (Þ) 240 246
DISH DBS Corp.
6.750% due 06/01/21 271 282
Series WI
7.750% due 07/01/26 468 456
Domino's Pizza Master Issuer LLC
Series 2015-1A Class A2II
4.474% due 10/25/45 (Þ) 726 757
Domtar Corp.
6.750% due 02/15/44 150 167
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 220 299
Dryden Senior Loan Fund
Series 2017-30A Class DR
4.914% due 11/15/28 (Ê)(Þ) 500 480
Series 2018-45A Class CR
4.636% due 10/15/30 (Ê)(Þ) 500 493
Duke Energy Corp.
3.750% due 04/15/24 160 168
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 192 190
Edgewell Personal Care Co.
4.700% due 05/19/21 416 422
Edison International
2.400% due 09/15/22 193 189
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 243
Embarq Corp.
7.995% due 06/01/36 466 453
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 184
Energy Transfer Partners, LP
4.250% due 03/15/23 175 183
Energy Ventures Gom LLC / EnVen
Finance Corp.
11.000% due 02/15/23 (Þ) 260 278
EnLink Midstream Partners, LP
4.400% due 04/01/24 493 501
4.150% due 06/01/25 220 217
Enova International, Inc.
8.500% due 09/01/24 (Þ) 305 294
Enterprise Products Operating LLC
5.200% due 09/01/20 217 223
Envision Healthcare Corp.
8.750% due 10/15/26 (Þ) 1,695 1,174
Exelon Corp.
3.497% due 06/01/22 155 158
5.600% due 06/15/42 174 199
Express Scripts Holding Co.
3.300% due 02/25/21 180 182
Exxon Mobil Corp.
2.397% due 03/06/22 157 158
Fannie Mae
3.210% due 2029 670
707
Fannie Mae Connecticut Avenue
Securities
Series 2018-C01 Class 1B1
5.124% due 07/25/30 (Ê) 1,300 1,354

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C02 Class 2M2
4.160% due 08/25/30 (Ê) 1,300 1,310
Series 2018-C03 Class 1M2
3.896% due 10/25/30 (Ê) 750 756
Series 2018-C04 Class 2B1
6.602% due 12/25/30 (Ê) 1,000 1,088
Series 2018-C05 Class 1B1
6.332% due 01/25/31 (Ê) 1,000 1,079
Series 2018-C05 Class 1M2
4.432% due 01/25/31 (Ê) 970 980
Series 2018-C06 Class 1B1
6.031% due 03/25/31 (Ê) 750 787
Series 2018-C06 Class 1M2
4.281% due 03/25/31 (Ê) 600 603
Series 2018-C06 Class 2B1
6.415% due 03/25/31 (Ê) 750 791
Series 2018-C06 Class 2M2
4.415% due 03/25/31 (Ê) 700 702
FedEx Corp.
2.625% due 08/01/22 231 232
Fifth Third Bank
Series BKNT
2.200% due 10/30/20 161 161
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.067% due 10/25/48 (Ê)(Þ) 493 537
Series 2018-3INV Class A3
4.000% due 05/25/48 (Ê)(Þ) 526 538
Ford Holdings LLC
9.300% due 03/01/30 183 240
Ford Motor Co.
7.450% due 07/16/31 144 169
Ford Motor Credit Co. LLC
3.096% due 05/04/23 200 198
Forum Energy Technologies, Inc.
6.250% due 10/01/21 120 107
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
6.916% due 04/25/28 (Ê) 1,000 1,115
Series 2017-HQA2 Class M2
3.887% due 12/25/29 (Ê) 750 769
Series 2018-DNA1 Class M2
3.361% due 07/25/30 (Ê) 1,000 998
Series 2018-HQA1 Class M2
4.154% due 09/25/30 (Ê) 750 755
Series 2018-HQA2 Class M2
4.587% due 10/25/48 (Ê)(Þ) 1,000 1,005
Freeport-McMoRan, Inc.
5.400% due 11/14/34 600 579
5.450% due 03/15/43 322 298
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 147 157
Gap, Inc. (The)
5.950% due 04/12/21 205 214
General Electric Co.
Series MTNA
6.750% due 03/15/32 145 182
General Motors Financial Co., Inc.
4.200% due 11/06/21 165 170
Genesis Energy, LP / Genesis Energy
Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 06/15/24 425 418
6.500% due 10/01/25 583 579
6.250% due 05/15/26 472 466
Genworth Holdings, Inc.
7.200% due 02/15/21 581 594
7.625% due 09/24/21 150 155
6.500% due 06/15/34 354 317
GEO Group, Inc. (The)
5.875% due 10/15/24 291 243
GLP Capital, LP / GLP Financing II, Inc.
4.875% due 11/01/20 217 221
GMAC LLC
8.000% due 11/01/31 104 137
GoDaddy Operating Co. / FinCo Co.
5.250% due 12/01/27 (Þ) 319 332
Goldman Sachs Capital I
6.345% due 02/15/34 205 260
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 159 159
Goldman Sachs Mortgage Securities
Trust
Series 2018-LUAU Class E
4.837% due 11/15/32 (Ê)(Þ) 1,000 1,001
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (Ê)(Þ) 400 297
Series 2013-GC14 Class XA
0.789% due 08/10/46 (Ê) 15,540 338
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 75
Series 2016-GS4 Class D
3.233% due 11/10/49 (Ê)(Þ) 403 371
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (Ê)(Þ) 220 220
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (Ê)(Þ) 170 166
Series 2019-GC40 Class XA
1.234% due 07/10/52 (Ê) 2,430 201
GTT Communications, Inc.
7.875% due 12/31/24 (Þ) 1,930 1,501
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 297 285
Harman International Industries, Inc.
4.150% due 05/15/25 162 173
Hawaii Hotel Trust
Series 2019-MAUI Class F
5.325% due 05/15/38 (Ê)(Þ) 2,000 2,007
HCA Healthcare, Inc.
6.250% due 02/15/21 281 294
HCA, Inc.
5.625% due 09/01/28 273 301
7.500% due 11/15/95 274 293
HealthSouth Corp.
Series WI
5.750% due 09/15/25 272 283
Hecla Mining Co.
Series WI
6.875% due 05/01/21 500 484
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 976 1,048
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 942 981
High Ridge Brands Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.875% due 03/15/25 (Þ) 970 39
Hilton Grand Vacations Borrower LLC /
Hilton Grand Vacations Borrower, Inc.
Series WI
6.125% due 12/01/24 286 307
HLF Financing SARL LLC
7.250% due 08/15/26 (Þ) 280 278
Home Depot, Inc. (The)
2.625% due 06/01/22 179 181
Honeywell International, Inc.
1.850% due 11/01/21 160 159
Horizon Therapeutics PLC Ltd. Co.
5.500% due 08/01/27 (Þ) 246 252
Hospitality Properties Trust
4.650% due 03/15/24 151 156
HSBC Finance Corp.
6.676% due 01/15/21 477 502
HUB International, Ltd.
7.000% due 05/01/26 (Þ) 1,190 1,210
Humana, Inc.
2.500% due 12/15/20 181 181
Huntington National Bank (The)
3.150% due 03/14/21 196 198
Hyundai Capital America
2.750% due 09/18/20 (Þ) 227 227
IBM Credit LLC
1.800% due 01/20/21 231 230
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.250% due 05/15/26 (Þ) 529 544
IMT Trust
Series 2017-APTS Class FFX
3.497% due 06/15/34 (Ê)(Þ) 800 787
Intel Corp.
3.100% due 07/29/22 154 158
Intercontinental Exchange, Inc.
2.750% due 12/01/20 177 178
International Business Machines Corp.
2.250% due 02/19/21 198 198
International Paper Co.
4.350% due 08/15/48 248 246
iStar , Inc.
5.250% due 09/15/22 282 287
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 547
Jaguar Holding Co. II 1st Lien Term
Loan
7.750% due 05/15/22 (Þ) 880 888
JBS USA Food Co. LLC
6.500% due 04/15/29 (Þ) 1,283 1,378
JBS USA LUX SA / JBS USA Finance,
Inc.
6.750% due 02/15/28 (Þ) 1,043 1,121
5.500% due 01/15/30 (Þ) 668 667
JC Penney Corp., Inc.
7.400% due 04/01/37 281 67
Jefferies Finance LLC
7.250% due 08/15/24 (Þ) 380 375
John Deere Capital Corp.
Series DMTN
2.350% due 01/08/21 159 160
Johnson & Johnson
2.250% due 03/03/22 158 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jonah Energy LLC / Jonah Energy
Finance Corp.
7.250% due 10/15/25 (Þ) 881 348
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C25 Class D
4.098% due 11/15/47 (Ê)(Þ) 1,000 887
Series 2014-C26 Class E
4.000% due 01/15/48 (Þ) 190 160
Series 2015-C27 Class XA
1.529% due 02/15/48 (Ê) 3,941 170
JPMorgan Chase & Co.
2.550% due 03/01/21 229 230
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (Ê)(Þ) 1,000 997
Series 2011-C5 Class D
5.408% due 08/15/46 (Ê)(Þ) 1,217 1,238
Series 2011-C5 Class E
4.000% due 08/15/46 (Ê)(Þ) 950 924
Series 2013-C10 Class E
3.500% due 12/15/47 (Ê)(Þ) 1,000 948
Series 2013-C13 Class F
3.986% due 01/15/46 (Ê)(Þ) 320 302
Series 2018-WPT Class FFX
5.542% due 07/05/23 (Þ) 440 449
Series 2019-MFP Class E
4.540% due 07/15/36 (Ê)(Þ) 320 321
JPMorgan Mortgage Trust
Series 2016-5 Class B3
2.648% due 12/25/46 (Ê)(Þ) 948 930
Series 2018-3 Class B3
3.783% due 09/25/48 (Ê)(Þ) 875 874
Series 2019-1 Class A3
4.000% due 05/25/49 (Ê)(Þ) 657 673
Series 2019-2 Class A3
4.000% due 08/25/49 (Ê)(Þ) 800 817
Series 2019-INV1 Class B2
5.170% due 10/25/49 (Ê)(Þ) 499 551
JPW Industries Holding Corp.
9.000% due 10/01/24 (Þ) 480 456
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 1,119 1,010
Kennedy-Wilson, Inc.
5.875% due 04/01/24 280 286
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 181 190
Kinder Morgan Energy Partners, LP
5.800% due 03/01/21 170 178
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 220 227
L Brands, Inc.
6.950% due 03/01/33 201 166
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 291 298
Laredo Petroleum, Inc.
5.625% due 01/15/22 650 601
LCM, Ltd.
Series 2018-22A Class CR
5.302% due 10/20/28 (Ê)(Þ) 800 768
Series 2018-28A Class C
4.602% due 10/20/30 (Ê)(Þ) 500 491

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-30A Class C
5.171% due 04/20/31 (Ê)(Þ) 250 250
LCSS Financing LLC
Series 2018-A Class A
4.700% due 12/15/62 (Þ)(Š) 969 1,077
Leidos Holdings, Inc.
4.450% due 12/01/20 300 304
Lennar Corp.
4.750% due 11/15/22 290 300
Series WI
8.375% due 01/15/21 258 277
Liberty Interactive LLC
8.500% due 07/15/29 271 278
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 276 292
LKQ Corp.
4.750% due 05/15/23 290 295
Louisiana-Pacific Corp.
Series WI
4.875% due 09/15/24 284 290
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 318 329
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 528 536
Mack-Cali Realty, LP
3.150% due 05/15/23 319 300
Madison Park Funding, Ltd.
Series 2018-14A Class CRR
4.669% due 10/22/30 (Ê)(Þ) 500 493
Series 2018-31A Class C
4.926% due 01/23/31 (Ê)(Þ) 250 244
Series 2019-32A Class C
4.807% due 01/22/31 (Ê)(Þ) 250 252
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 125 125
Main Street Capital Corp.
5.200% due 05/01/24 174 186
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 176 177
Marathon Petroleum Corp.
4.750% due 09/15/44 235 247
Marlette Funding Trust
Series 2017-3A Class C
4.010% due 12/15/24 (Þ) 1,250 1,261
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,030
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 505
Masco Corp.
4.500% due 05/15/47 170 165
Mastercard , Inc.
2.000% due 11/21/21 158 157
Mattel, Inc.
6.200% due 10/01/40 47 42
5.450% due 11/01/41 58 48
MDC Holdings, Inc.
5.500% due 01/15/24 165 179
6.000% due 01/15/43 82 81
Medtronic, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.150% due 03/15/22 70 72
Merck & Co., Inc.
2.350% due 02/10/22 179 180
MGIC Investment Corp.
5.750% due 08/15/23 270 293
Microsoft Corp.
2.375% due 02/12/22 181 182
Midas Intermediate Holdco II LLC
7.875% due 10/01/22 (Þ) 360 344
Midcontinent Communications /
Midcontinent Finance Corp
5.375% due 08/15/27 (Þ) 166 170
Morgan Stanley
5.750% due 01/25/21 170 178
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.609% due 11/15/45 (Ê)(Þ) 1,520 1,527
Series 2014-C15 Class D
5.057% due 04/15/47 (Ê)(Þ) 220 231
Series 2016-C29 Class XB
1.115% due 05/15/49 (Ê) 7,710 458
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 260 250
Series 2017-HR2 Class XA
0.799% due 12/15/50 (Ê) 3,036 164
Series 2019-BPR Class D
6.325% due 05/15/36 (Ê)(Þ) 660 660
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 336
Series 2019-H7 Class D
3.000% due 07/15/52 (Þ) 360 318
Series 2019-H7 Class XA
1.468% due 07/15/52 (Ê) 6,400 649
Series 2019-PLND Class F
5.125% due 05/15/36 (Ê)(Þ) 1,830 1,844
Morgan Stnaley Bank of America Merril
Lynch Trust
3.068% due 10/15/48 220 210
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 404 415
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 275 277
MSCI, Inc.
4.750% due 08/01/26 (Þ) 276 287
Murphy Oil Corp.
5.625% due 12/01/42 67 60
Nabors Industries, Inc.
5.100% due 09/15/23 588 529
Navient Corp.
Series MTN
5.625% due 08/01/33 79 66
NBCUniversal Media LLC
2.875% due 01/15/23 182 186
NCL Corp., Ltd.
4.750% due 12/15/21 (Þ) 297 302
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 150 153
Netflix, Inc.
5.375% due 02/01/21 272 281

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 11/15/29 (Þ) 322 339
Series REGS
3.875% due 11/15/29 200 237
Nevada Power Co.
5.375% due 09/15/40 201 243
New Albertsons, LP
7.450% due 08/01/29 164 164
Series MTNC
6.625% due 06/01/28 116 104
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 167 234
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (Ê)(Þ) 931 941
NFP Corp.
6.875% due 07/15/25 (Þ) 1,120 1,126
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 211 277
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 785 784
Noble Holding International, Ltd.
7.950% due 04/01/25 195 144
6.200% due 08/01/40 170 91
8.950% due 04/01/45 69 43
Nokia of Americal Corp.
6.450% due 03/15/29 279 282
Northrop Grumman Corp.
3.500% due 03/15/21 224 228
Northwest Acquisitions ULC / Dominion
Finco , Inc.
7.125% due 11/01/22 (Þ) 2,760 1,877
Novartis Capital Corp.
2.400% due 05/17/22 180 181
Novelis Corp.
5.875% due 09/30/26 (Þ) 285 295
NRG Energy, Inc.
5.250% due 06/15/29 (Þ) 282 297
NuStar Logistics, LP
4.800% due 09/01/20 360 365
NVA Holdings, Inc.
6.875% due 04/01/26 (Þ) 1,260 1,348
Oaktree CLO, Ltd.
Series 2019-2A Class B1
5.276% due 04/15/31 (Ê)(Þ) 385 385
Oasis Petroleum, Inc.
6.875% due 01/15/23 303 298
Oceaneering International, Inc.
4.650% due 11/15/24 258 248
ONEOK, Inc.
4.250% due 02/01/22 150 155
Optimas OE Solutions Holding LLC /
Optimas OE Solutions, Inc.
8.625% due 06/01/21 (Þ) 2,020 1,848
Oracle Corp.
2.500% due 10/15/22 229 231
Orchestra Borrower LLC and Orchestra
Co-Issuer, Inc.
6.750% due 06/15/22 (Þ) 1,859 1,915
Owens Corning
7.000% due 12/01/36 193 232
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/23 (Þ) 293 315
Pacific Bell Telephone Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 03/15/26 133 162
PacifiCorp
6.350% due 07/15/38 177 244
Pactiv LLC
7.950% due 12/15/25 200 218
Palmer Square Loan Funding, Ltd.
Series 2017-1A Class D
7.637% due 10/15/25 (Ê)(Þ) 510 507
Series 2018-1A Class D
6.737% due 04/15/26 (Ê)(Þ) 400 380
Panther BF Aggregator 2, LP / Panther
Finance Co., Inc.
Series REGs
4.375% due 05/15/26 100 114
Par Petroleum LLC / Par Petroleum
Finance Corp
7.750% due 12/15/25 (Þ) 304 303
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 515
Parfums Holding Co., Inc. 2nd Lien
Term Loan
11.080% due 06/30/25 (Ê) 760 755
Patterson Co. 2nd Lien Term Loan
10.756% due 08/28/23 (Ê) 3,490 3,141
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 272 285
Peabody Energy Corp.
6.375% due 03/31/25 (Þ) 294 303
Peabody Securities Finance Corp.
6.000% due 03/31/22 (Þ) 952 971
PepsiCo, Inc.
2.750% due 03/05/22 177 180
Performance Food Group, Inc.
5.500% due 06/01/24 (Þ) 276 280
Pfizer, Inc.
Series 3YR
3.000% due 09/15/21 177 180
Philip Morris International, Inc.
2.625% due 02/18/22 230 231
Phillips 66
5.875% due 05/01/42 191 240
Pilgrim's Pride Corp.
5.750% due 03/15/25 (Þ) 275 284
5.875% due 09/30/27 (Þ) 508 533
Plains All American Pipeline, LP / PAA
Finance Corp.
Series MTN8
2.850% due 01/31/23 235 235
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Þ) 440 395
PNC Bank NA
Series BKNT
2.150% due 04/29/21 159 159
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 299 310
Precision Castparts Corp.
2.500% due 01/15/23 184 185
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 458
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 226 237

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Procter & Gamble Co. (The)
2.150% due 08/11/22 179 180
Progress Energy, Inc.
7.750% due 03/01/31 135 190
PulteGroup, Inc.
6.000% due 02/15/35 179 186
Qwest Capital Funding, Inc.
7.750% due 02/15/31 91 84
Qwest Corp.
6.875% due 09/15/33 709 706
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 112 145
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 166 144
RegionalCare Hospital Partners
Holdings, Inc.
8.250% due 05/01/23 (Þ) 650 692
Regions Financial Corp.
3.200% due 02/08/21 185 187
Rent-A-Center, Inc.
4.750% due 05/01/21 291 291
Revlon Consumer Products Corp.
5.750% due 02/15/21 333 310
Rite Aid Corp.
7.700% due 02/15/27 100 63
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 196 199
Rowan Cos., Inc.
4.875% due 06/01/22 275 252
RP Crown Parent LLC
7.375% due 10/15/24 (Þ) 650 676
Safeway, Inc.
7.250% due 02/01/31 556 556
Santander Drive Auto Receivables Trust
Series 2019-1 Class D
3.650% due 04/15/25 1,050 1,071
Santander Holdings, Inc.
4.450% due 12/03/21 176 182
SBA Communications Corp.
Series WI
4.000% due 10/01/22 279 282
4.875% due 09/01/24 291 299
Scotts Miracle- Gro Co. (The)
Series WI
5.250% due 12/15/26 289 296
Sealed Air Corp.
4.875% due 12/01/22 (Þ) 273 288
6.875% due 07/15/33 (Þ) 200 222
Senior Housing Properties Trust
4.750% due 02/15/28 195 191
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (Ê)(Þ) 394 402
Series 2019-CH1 Class A1
4.500% due 03/25/49 (Ê)(Þ) 810 833
Series 2019-CH2 Class A1
4.500% due 08/25/49 (Ê)(Þ) 700 720
Service Corp. International
5.125% due 06/01/29 325 342
SESI LLC
7.125% due 12/15/21 365 266
Sherwin-Williams Co. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 06/01/22 230 232
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 281 285
Sirius XM Radio, Inc.
4.625% due 07/15/24 (Þ) 605 623
5.375% due 04/15/25 (Þ) 272 282
5.500% due 07/01/29 (Þ) 828 864
SLIDE Trust
Series 2018-FUN Class E
4.370% due 06/15/31 (Ê)(Þ) 176 177
Series 2018-FUN Class F
5.070% due 06/15/31 (Ê)(Þ) 186 187
SLM Corp.
5.500% due 01/25/23 283 293
SM Energy Co.
5.625% due 06/01/25 394 342
SoFi Consumer Loan Program Trust
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 1,016
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 442
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,031
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 509
SoFi Consumer Loans Program Trust
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 410
SoFi Professional Loan Program LLC
Series 2017-B Class CFX
4.440% due 05/25/40 (Ê)(Þ) 425 444
Series 2017-C Class C
4.210% due 07/25/40 (Ê)(Þ) 424 439
Sofi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 883
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 614
SoFi Professional Loan Program Trust
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 411
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 505
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 1,063
Southern California Edison Co.
6.000% due 01/15/34 150 185
Southern Co. (The)
2.950% due 07/01/23 233 238
Southern Power Co.
Series E
2.500% due 12/15/21 181 182
Southwestern Energy Co.
6.200% due 01/23/25 275 237
Sprint Corp.
7.625% due 03/01/26 294 329
6.875% due 11/15/28 1,035 1,138
8.750% due 03/15/32 312 388
Series WI
7.875% due 09/15/23 925 1,028
SRS Distribution, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 07/01/26 (Þ) 1,250 1,239
SS&C Technologies Holdings, Inc.
5.500% due 09/30/27 (Þ) 500 520
Starbucks Corp.
3.800% due 08/15/25 149 158
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (Ê)(Þ) 783 782
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 274 283
Steel Dynamics, Inc.
Series WI
4.125% due 09/15/25 283 284
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 1,029 1,020
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 587 597
SunTrust Banks, Inc.
2.900% due 03/03/21 196 197
Surgery Center Holdings, Inc.
6.750% due 07/01/25 (Þ) 1,320 1,172
10.000% due 04/15/27 (Þ) 330 326
Sysco Corp.
3.300% due 07/15/26 160 165
Tallgrass Energy LP
5.500% due 01/15/28 (Þ) 467 463
TCI Communications, Inc.
7.875% due 02/15/26 144 187
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 355 289
Tenet Healthcare Corp.
6.250% due 02/01/27 (Þ) 652 675
6.875% due 11/15/31 112 99
The Fresh Market, Inc.
9.750% due 05/01/23 (Þ) 355 218
The Howard Hughes Corp.
5.375% due 03/15/25 (Þ) 283 290
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 239
TIBCO Software, Inc.
11.375% due 12/01/21 (Þ) 2,292 2,421
Time Warner Cable LLC
6.750% due 06/15/39 202 242
T-Mobile USA, Inc.
4.500% due 02/01/26 302 308
TMS International Corp.
7.250% due 08/15/25 (Þ) 806 774
Towd Point Mortgage Trust
Series 2018-1 Class B1
3.988% due 01/25/58 (Ê)(Þ) 1,000 1,012
Townsquare Media, Inc.
6.500% due 04/01/23 (Þ) 390 384
TransDigm Group, Inc.
6.000% due 07/15/22 275 278
6.250% due 03/15/26 (Þ) 600 629
Transocean, Inc.
7.500% due 04/15/31 290 239
6.800% due 03/15/38 1,008 731
Trinity Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.550% due 10/01/24 268 267
Triumph Group, Inc.
4.875% due 04/01/21 619 611
5.250% due 06/01/22 136 134
Series WI
7.750% due 08/15/25 679 681
Truck Hero Inc.
8.500% due 04/21/24 (Þ) 1,120 1,120
Tyson Foods, Inc.
4.500% due 06/15/22 215 227
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.238% due 06/10/30 (Ê)(Þ) 1,500 1,461
UBS Commercial Mortgage Trust
Series 2019-C16 Class XA
1.563% due 04/15/52 (Ê) 3,276 367
Under Armour , Inc.
3.250% due 06/15/26 337 326
Unilever Capital Corp.
1.375% due 07/28/21 236 232
United Continental Holdings, Inc.
6.000% due 12/01/20 268 278
United States Cellular Corp.
6.700% due 12/15/33 150 159
United States Steel Corp.
6.650% due 06/01/37 268 228
United Technologies Corp.
7.500% due 09/15/29 178 247
UnitedHealth Group, Inc.
3.150% due 06/15/21 223 226
Uniti Group LP
7.125% due 12/15/24 (Þ) 1,340 1,153
Universal Health Services, Inc.
4.750% due 08/01/22 (Þ) 222 225
Urban One, Inc.
7.375% due 04/15/22 (Þ) 1,040 1,040
US Bancorp
2.350% due 01/29/21 160 160
US Bank NA
Series BKNT
3.150% due 04/26/21 156 158
Valero Energy Corp.
4.350% due 06/01/28 220 236
Valvoline Inc.
Series WI
5.500% due 07/15/24 279 288
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 1,348 1,186
Verus Securitization Trust
Series 2018-1 Class B1
3.801% due 01/25/58 (Ê)(Þ) 1,000 1,007
Series 2018-3 Class M1
4.595% due 10/25/58 (Ê)(Þ) 1,000 1,030
Series 2019-1 Class A2
3.938% due 02/25/59 (Ê)(Þ) 885 895
Series 2019-INV2 Class A2
3.117% due 07/25/59 (Ê)(Þ) 1,000 998
ViaSat , Inc.
5.625% due 09/15/25 (Þ) 284 283
Visa, Inc.
Series 7YR
2.800% due 12/14/22 155 158

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vistra Operations Co. LLC
5.500% due 09/01/26 (Þ) 285 298
5.000% due 07/31/27 (Þ) 520 532
Vizient , Inc.
6.250% due 05/15/27 (Þ) 520 553
Walgreen Co.
3.100% due 09/15/22 230 234
Walmart, Inc.
3.125% due 06/23/21 175 179
Walt Disney Co. (The)
2.450% due 03/04/22 183 185
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.213% due 07/25/34 (Ê) 719 738
Series 2006-AR15 Class 1A
2.786% due 11/25/46 (Ê) 440 411
Washington Prime Group, LP
5.950% due 08/15/24 225 210
Weatherford International, Ltd.
6.500% due 08/01/36 (Ø) 243 109
6.750% due 09/15/40 (Ø) 254 114
WellCare Health Plans, Inc.
5.250% due 04/01/25 455 472
Wells Fargo & Co.
2.100% due 07/26/21 182 181
Series BKNT
2.600% due 01/15/21 157 158
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.302% due 12/15/47 (Ê) 5,204 221
Series 2015-C30 Class D
4.497% due 09/15/58 (Ê)(Þ) 510 521
Series 2015-C30 Class E
3.250% due 09/15/58 (Þ) 270 223
Series 2016-NXS6 Class XA
Interest Only STRIP
1.789% due 11/15/49 (Ê) 7,296 568
Series 2016-NXS6 Class XB
Interest Only STRIP
0.526% due 11/15/49 (Ê) 5,400 201
Series 2017-C41 Class XA
Interest Only STRIP
1.233% due 11/15/50 (Ê) 5,226 414
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 346
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 198
Wells Fargo Mortgage-Backed Securities
Trust
Series 2019-1 Class A1
4.000% due 11/25/48 (Ê)(Þ) 440 450
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 493 496
Series 2019-1A Class A2I
3.783% due 06/15/49 (Þ) 550 553
West Corp.
Series 0005
8.500% due 10/15/25 (Þ) 684 576
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ) 1,066 978
WFRBS Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 788
Whiting Petroleum Corp.
Series WI
6.625% due 01/15/26 376 354
Williams Scotsman International, Inc.
7.875% due 12/15/22 (Þ) 272 285
Wingstop Funding LLC
Series 2018-1 Class A2
4.970% due 12/05/48 (Þ) 998 1,033
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 34
Wyndham Worldwide Corp.
4.250% due 03/01/22 570 577
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
5.500% due 03/01/25 (Þ) 600 629
Xerox Corp.
4.125% due 03/15/23 1,011 1,014
4.800% due 03/01/35 30 26
XPO Logistics, Inc.
6.750% due 08/15/24 (Þ) 376 401
Yum! Brands, Inc.
3.875% due 11/01/20 65 65
3.875% due 11/01/23 485 493
259,282
Venezuela, Bolivarian Republic of - 0.4%
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø) 1,000 140
Series REGS
9.000% due 11/17/21 (Ø) 313 42
6.000% due 05/16/24 (Ø) 8,000 1,120
6.000% due 11/15/26 (Ø) 3,986 558
5.500% due 04/12/37 (Ø) 2,150 301
2,161
Virgin Islands, British - 0.5%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 966
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (ƒ) 390 391
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (Ê)(ƒ) 653 634
4.875% due 12/31/99 (Ê)(ƒ) 288 248
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 439
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 344
3,022
Total Long-Term Fixed Income
Investments
(cost $501,487) 483,757
Common Stocks - 1.0%
Canada - 0.1%
Jupiter Resources, Inc.(Æ) 249,669 656
United States - 0.9%
Affinion Group, Inc.(Æ)(Š) 8,007 223
Charming Charlie, Inc.(Æ)(Š) 3,957,093 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Education Management Corp.(Æ)(Š) 4,460,190 —
Real Alloy(Æ)(Š) 39 1,524
Specialty Steel Holdco, Inc.(Æ)(Š) 22 3,396
5,143
Total Common Stocks
(cost $7,254) 5,799
Preferred Stocks - 0.4%
United States - 0.4%
Education Management Corp.(Š)
2.676% (Ÿ) 2,128 —
Sequa Corp.(Š)
2.676% (Ÿ) 2,485 2,485
2,485
Total Preferred Stocks
(cost $2,392) 2,485
Warrants & Rights - 0.0%
United States - 0.0%
Education Management Corp.(Æ)
2021 Warrants 1,564,221 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 9.8%
Argentina - 0.0%
Letras del Banco Central de Argentina
Bills
0.010% due 08/15/19 (ž) ARS 3,710 85
0.010% due 08/15/19 (ž) ARS 4,210 96
181
Ecuador - 0.0%
EP Petroecuador
Series REGS
7.979% due 09/24/19 (Ê) 147 147
El Salvador - 0.2%
El Salvador Government International
Bond
Series REGS
7.375% due 12/01/19 1,000 1,010
Hungary - 0.0%
Magyar Export-Import Bank
Series REGS
4.000% due 01/30/20 200 201
Lebanon - 0.3%
Lebanon Government International Bond
Series GMTN
6.375% due 03/09/20 1,850 1,804
Malaysia - 0.1%
Malaysia Government International Bond
Series 0414
3.654% due 10/31/19 MYR 3,000 728
Mexico - 0.1%
Mexican Bonos
Series M
5.000% due 12/11/19 MXN 6,700 345
Poland - 0.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Poland Government
International Bond
Series 0420
1.500% due 04/25/20 PLN 2,100 543
Turkey - 0.0%
Turkiye Halk Bankasi AS
Series REGS
3.875% due 02/05/20 240 235
United States - 8.9%
American Airlines Group, Inc.
4.625% due 03/01/20 (Þ) 1,582 1,592
CF Industries, Inc.
7.125% due 05/01/20 150 154
Charming Charlie, Inc. Term Loan
17.375% due 05/15/20 (Ê)(Š)(
ƕ)
138 131
Citgo Holding, Inc.
10.750% due 02/15/20 (Þ) 2,017 2,100
Education Management LLC Term Loan
B
14.000% due 07/02/20 (Ê) 287 —
Ferrellgas Partners, LP / Ferrellgas
Partners Finance Corp.
8.625% due 06/15/20 1,043 756
U.S. Cash Management Fund(@) 42,785,485 (∞) 42,803
United States Treasury Bills
2.019% due 03/26/20 (ž)(§) 3,200 3,158
50,694
Venezuela, Bolivarian Republic of - 0.1%
Venezuela Government International
Bond
13.625% due 08/15/19 (Ø) 500 76
Series REGS
7.750% due 10/13/19 (Ø) 2,000 305
7.000% due 12/01/19 (Ø) 1,750 267
648
Total Short-Term Investments
(cost $60,973) 56,536
Total Investments 95.5%
(identified cost $572,106) 548,577
Other Assets and Liabilities, Net
- 4.5%
25,640
Net Assets - 100.0%
574,217

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
37.4%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 02/07/19 285,000 97.61 278
291
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.40 498
540
Acrisure LLC / Acrisure Finance, Inc. 11/03/17 670,000 100.00 670
615
Ajax Mortgage Loan Trust 09/28/18 659,184 98.28 648
665
Albertsons Cos. LLC 01/22/19 272,000 100.00 272
300
Alimentation Couche-Tard, Inc. 11/10/17 238,000 94.52 225
243
Alliant Holdings Intermediate, LLC Term Loan B2 07/30/15 740,000 102.63 760
757
Altice Luxembourg SA 03/28/19 200,000 98.53 197
204
American Airlines Group, Inc. 06/13/17 1,582,000 100.91 1,596
1,592
American Airlines Group, Inc. 05/16/19 493,000 100.00 493
507
AP Finance, Inc. 05/01/19 330,000 100.00 330
337
Apex Tool Group LLC / BC Mountain Finance, Inc. 11/02/18 1,895,000 97.16 1,840
1,686
Apidos CLO, Ltd. 11/27/18 300,000 98.58 296
290
Apidos CLO, Ltd. 04/10/19 500,000 100.00 500
500
Aramark Services, Inc. 07/22/19 289,000 103.87 300
301
AssuredPartners , Inc. 07/28/17 1,410,000 100.27 1,414
1,414
Aston Martin Capital Holdings Ltd. 07/25/19 200,000 96.71 193
185
Atrium CDO Corp. 11/27/18 250,000 98.15 245
244
Avantor , Inc. 09/22/17 240,000 98.60 237
266
Avolon Holdings Funding, Ltd. 07/26/19 1,000,000 100.00 1,000
996
Babson CLO, Ltd. 11/27/18 250,000 100.11 250
250
Babson CLO, Ltd. 04/11/19 385,000 100.00 385
385
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,245
BAMLL Commercial Mortgage Securities Trust 06/27/19 220,000 95.81 211
211
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.09 223
234
Banco Internacional del Peru SAA 09/25/18 211,000 102.42 216
218
Bangkok Bank PCL 06/19/18 169,000 129.74 219
239
Bank Commercial Mortgage Pass-Through Certificates 09/25/18 1,125,000 81.36 915
993
Bank Commercial Mortgage Pass-Through Certificates 04/05/19 310,000 86.99 270
285
Basell Finance Co. BV 02/15/19 125,000 120.02 150
159
Bausch Health Cos., Inc. 06/13/17 1,450,000 85.09 1,234
1,484
Bayer US Finance II LLC 09/26/18 229,000 98.14 225
228
BBVA Bancomer SA 09/24/18 215,000 103.06 222
226
Benchmark  Mortgage Trust 03/15/19 810,000 83.83 679
728
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
501
Berry Global, Inc. 07/22/19 289,000 105.47 305
303
Big River Steel LLC / BRS Finance Corp. 08/15/17 650,000 104.48 679
692
Blue Mountain CLO, Ltd. 10/03/18 500,000 100.00 500
488
Blue Mountain CLO, Ltd. 11/02/18 250,000 100.00 250
246
Blue Mountain CLO, Ltd. 11/27/18 400,000 98.15 393
386
BMC Stock Holdings Inc 07/15/19 600,000 101.99 612
612
Bombardier, Inc. 10/27/17 100,000 102.69 103
100
Bowman Park CLO, Ltd. 11/27/18 400,000 97.94 392
390
Brazil Loan Trust 1 07/25/13 1,246,627 101.92 1,271
1,300
Brookfield Property REIT, Inc. 06/06/19 276,000 102.95 284
285
Brookfield Residential Properties, Inc. 03/12/18 290,000 102.95 299
294
BWAY Holding Co. 04/03/19 343,000 95.63 328
325
CALI Mortgage Trust 03/07/19 320,000 98.84 316
338
Calpine Corp. 04/03/19 301,000 100.24 302
304
Canadian Oil Sands, Ltd. 04/25/16 81,000 101.10 82
84
Canadian Oil Sands, Ltd. 03/09/18 285,000 113.36 323
308
Carlson Travel, Inc. 06/13/17 816,000 102.47 836
812
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
494
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 400,000 94.88 380
381
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 300,000 98.73 296
292
Carvana Co. 11/07/18 278,000 96.51 268
279
CCO Holdings LLC / CCO Holdings Capital Corp. 02/04/16 1,184,000 102.93 1,219
1,230
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/17 571,000 106.05 606
596
CCO Holdings LLC / CCO Holdings Capital Corp. 10/03/17 274,000 104.31 286
289
CCO Holdings LLC / CCO Holdings Capital Corp. 10/10/17 252,000 98.71 249
259
CCO Holdings LLC / CCO Holdings Capital Corp. 04/11/18 227,000 101.24 230
238
Cedar Funding CLO V Ltd 03/22/19 250,000 97.88 245
243
Cencosud SA 07/01/19 173,000 103.65 179
179
Centene Corp. 08/24/18 36,000 104.95 38
38
Century Aluminum Co. 07/21/16 310,000 99.99 310
307
CFCRE Commercial Mortgage Trust 06/25/19 156,795 90.21 141
142
Change Healthcare Holdings, Inc. / Change Financing Co. 02/07/19 288,000 96.40 278
289

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Chaparral Energy, Inc. 11/07/18 402,000 96.88 389
231
Chase Home Lending Mortgage Trust 07/29/19 1,000,000 101.13 1,011
1,011
CIFC Funding, Ltd. 10/10/18 500,000 100.00 500
496
CIFC Funding, Ltd. 10/12/18 500,000 100.00 500
501
CIFC Funding, Ltd. 03/27/19 500,000 99.67 498
500
CIM Trust 09/27/18 500,000 96.52 483
527
CIM Trust 03/22/19 879,026 101.62 893
896
Citgo Holding, Inc. 06/13/17 2,017,000 102.06 2,059
2,100
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.52 925
983
Citigroup Commercial Mortgage Trust 03/12/19 443,000 84.74 375
381
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.33 565
600
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.63 417
436
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.21 102
104
Clear Channel Worldwide Holdings, Inc. 02/07/19 228,000 100.00 228
247
Colfax Corp. 01/31/19 162,000 100.00 162
173
COLT Funding LLC 10/23/18 900,000 98.83 889
902
COLT Funding LLC 01/30/19 1,000,000 99.99 1,000
1,036
Commercial Mortgage Trust 10/02/18 1,000,000 96.08 961
1,015
Commerzbank AG 06/17/19 155,000 114.93 178
179
Commonbond Student Loan Trust 11/27/18 200,409 100.84 202
210
CommScope Finance LLC 02/07/19 250,000 100.00 250
253
CommScope Finance LLC 02/07/19 269,000 100.00 269
265
CommScope Technologies Finance LLC 02/07/19 294,000 94.62 278
268
Connecticut Avenue Securities Trust 10/31/18 1,000,000 100.00 1,000
1,011
Continental Wind LLC 09/24/18 214,849 102.16 219
243
Cornerstone Chemical Comp. 08/03/17 680,000 99.62 677
627
Costa Rica Government International Bond 01/07/15 2,000,000 97.87 1,957
2,050
Credit Acceptance Corp. 06/06/19 270,000 104.61 282
291
Crestwood Midstream Partners LP 07/22/19 470,000 99.00 464
465
Crimson Merger Sub, Inc. 06/15/17 1,847,000 99.23 1,816
1,801
CSAIL Commercial Mortgage Trust 04/30/19 1,000,000 95.07 951
982
CSC Holdings LLC 03/22/18 669,000 100.00 669
737
CSC Holdings LLC 07/01/19 276,000 100.00 276
281
DB Master Finance LLC 03/20/19 200,000 100.00 200
205
DB Master Finance LLC 03/20/19 400,000 100.00 400
414
DBWF Mortgage Trust 10/25/18 1,000,000 87.68 877
932
DCP Midstream LLC 04/02/18 89,000 104.44 93
95
DCP Midstream LLC 06/10/19 703,000 102.38 720
723
Dean Foods Co. 03/06/19 406,000 71.30 289
225
Dell International LLC / EMC Corp. 10/18/16 179,000 105.72 189
189
Deutsche Telekom International Finance BV 03/28/18 229,000 98.17 225
231
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 240,000 100.00 240
246
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 459,000 100.00 459
466
DKT Finance ApS 03/28/19 650,000 107.21 697
704
DNB Bank ASA 04/01/19 159,000 99.23 158
158
Dominican Republic International Bond 04/24/14 1,000,000 103.17 1,032
1,180
Dominican Republic International Bond 01/20/15 2,000,000 100.00 2,000
2,233
Domino's Pizza Master Issuer LLC 10/31/18 725,625 100.49 729
757
Dresdner Funding Trust I 10/17/16 220,000 116.87 257
299
Dryden Senior Loan Fund 10/05/18 500,000 100.00 500
493
Dryden Senior Loan Fund 10/05/18 500,000 98.79 494
480
Earnest Student Loan Program LLC 11/27/18 191,749 96.25 185
190
Ecuador Government International Bond 01/28/19 300,000 100.63 302
336
Egypt Government International Bond 03/02/15 3,000,000 100.59 3,018
2,935
Egypt Government International Bond 12/16/16 500,000 93.10 466
519
Egypt Government International Bond 04/05/19 750,000 105.36 790
819
EMD Finance LLC 06/04/18 183,000 98.12 180
184
Endo Finacce LLC / Endo, Ltd. / Endo Finco , Inc. 01/10/17 714,000 92.70 662
453
Endo Finance LLC / Endo, Ltd. / Endo Finco , Inc. 08/01/18 135,000 83.76 113
81
Enel Finance International NV 09/24/18 202,000 108.40 219
245
Energy Ventures Gom LLC / EnVen Finance Corp. 02/06/18 260,000 100.00 260
278
Enova International, Inc. 10/04/17 305,000 100.52 307
294
Envision Healthcare Corp. 01/03/19 1,695,000 98.59 1,671
1,174
Ethiopia International Bond 03/02/15 1,000,000 100.05 1,001
1,038
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
292
First Quantum Minerals, Ltd. 05/08/14 408,000 100.00 408
410
First Quantum Minerals, Ltd. 03/16/17 500,000 100.00 500
495
First Quantum Minerals, Ltd. 02/20/18 800,000 100.00 800
770

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
346
Flagstar Mortgage Trust 10/24/18 493,252 103.50 511
537
Flagstar Mortgage Trust 06/03/19 525,773 103.17 542
538
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
1,005
Fresenius Medical Care US Finance II, Inc. 03/05/19 147,000 102.13 150
157
Gabon Government International Bond 11/03/14 500,000 103.58 518
496
Gazprom OAO Via Gaz Capital SA 01/02/19 211,000 103.94 219
229
Ghana Government International Bond 09/11/14 700,000 99.09 694
755
Ghana Government International Bond 10/07/15 250,000 100.00 250
317
GoDaddy Operating Co. / FinCo Co. 05/30/19 319,000 100.00 319
332
Goldman Sachs Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
1,001
Goldman Sachs Mortgage Securities Trust 03/26/19 403,000 88.00 355
371
Goldman Sachs Mortgage Securities Trust 04/15/19 90,000 81.26 73
75
Goldman Sachs Mortgage Securities Trust 06/26/19 390,000 99.09 387
386
Goldman Sachs Mortgage Securities Trust 07/03/19 400,000 68.34 273
297
GTT Communications, Inc. 12/08/16 1,930,000 100.49 1,939
1,501
Hadrian Merger Sub, Inc. 11/07/18 297,000 96.98 288
285
Hawaii Hotel Trust 05/16/19 2,000,000 98.91 1,978
2,007
Helios Issuer LLC 10/26/18 976,037 99.98 976
1,048
Helios Issuer LLC 10/26/18 941,592 99.98 941
981
High Ridge Brands Co. 03/17/17 970,000 100.00 970
39
HLF Financing SARL LLC 04/17/19 280,000 103.38 289
278
Horizon Therapeutics PLC Ltd. Co. 07/11/19 246,000 100.00 246
252
HUB International, Ltd. 04/18/18 1,190,000 100.35 1,194
1,210
Hyundai Capital America 01/02/19 227,000 99.05 225
227
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 05/07/19 529,000 100.00 529
544
IMT Trust 06/03/19 800,000 98.36 787
787
Intelsat Connect Finance SA 10/15/18 612,000 99.15 607
549
Intelsat Jackson Holdings SA 09/05/18 461,000 100.00 461
460
Intelsat Jackson Holdings SA 09/05/18 95,000 104.99 100
98
Intesa Sanpaolo SpA 06/13/16 707,000 93.09 660
719
Intesa Sanpaolo SpA 01/05/18 160,000 97.80 156
160
Inversiones CMPC SA 09/22/17 218,000 101.26 221
226
Israel Electric Corp., Ltd 04/04/19 500,000 105.58 528
543
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
547
Jaguar Holding Co. II 1st Lien Term Loan 05/07/19 880,000 99.14 872
888
JBS Investments GmbH 04/01/19 352,000 101.44 357
377
JBS Investments GmbH 07/23/19 495,000 100.00 495
500
JBS USA Food Co. LLC 04/01/19 1,283,000 100.91 1,295
1,378
JBS USA LUX SA / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,121
JBS USA LUX SA / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
667
Jefferies Finance LLC 12/12/17 380,000 102.28 389
375
Jonah Energy LLC / Jonah Energy Finance Corp. 09/28/17 881,000 100.00 881
348
JPMBB Commercial Mortgage Securities Trust 12/12/18 190,000 77.20 147
160
JPMBB Commercial Mortgage Securities Trust 05/07/19 1,000,000 85.25 852
887
JPMorgan Chase Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.38 854
948
JPMorgan Chase Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.45 965
997
JPMorgan Chase Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.29 1,208
1,238
JPMorgan Chase Commercial Mortgage Securities Trust 03/26/19 440,000 101.46 446
449
JPMorgan Chase Commercial Mortgage Securities Trust 04/23/19 950,000 95.81 910
924
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/19 320,000 92.15 295
302
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
321
JPMorgan Mortgage Trust 12/06/18 875,492 89.32 782
874
JPMorgan Mortgage Trust 02/19/19 656,910 99.96 657
673
JPMorgan Mortgage Trust 03/22/19 799,685 101.24 810
817
JPMorgan Mortgage Trust 07/12/19 498,715 109.79 548
551
JPMorgan Mortgage Trust 07/25/19 947,919 98.13 930
930
JPW Industries Holding Corp. 02/21/19 480,000 99.53 478
456
KCA Deutag UK Finance PLC 03/23/18 200,000 100.00 200
136
KCA Deutag UK Finance PLC 06/12/18 900,000 102.76 925
623
Kenan Advantage Group, Inc. 06/28/17 1,119,000 102.79 1,150
1,010
Kraft Heinz Foods Co. 10/07/15 220,000 101.44 223
227
Ladder Capital Finance Holdings LLLP 08/06/18 291,000 94.70 276
298
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 103.73 778
752
LCM, Ltd. 10/16/18 500,000 100.00 500
491
LCM, Ltd. 11/01/18 800,000 100.00 800
768
LCM, Ltd. 03/28/19 250,000 100.00 250
250
LCSS Financing LLC 11/02/18 969,285 100.00 969
1,077

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Live Nation Entertainment, Inc. 05/21/18 276,000 100.90 278
292
Lloyds Banking Group PLC 03/01/18 255,000 106.85 272
269
LPL Holdings, Inc. 06/15/17 318,000 103.74 330
329
Lukoil International Finance BV 09/24/18 208,000 105.19 219
228
Madison Park Funding, Ltd. 09/28/18 500,000 100.00 500
491
Madison Park Funding, Ltd. 10/12/18 500,000 100.00 500
493
Madison Park Funding, Ltd. 11/08/18 250,000 100.00 250
244
Madison Park Funding, Ltd. 12/21/18 250,000 98.68 247
252
Magnetite CLO XV, Ltd. 03/28/19 500,000 97.22 486
483
Magnetite XI, Ltd. 04/11/19 500,000 100.00 500
500
Mallinckrodt International Finance SA 07/30/18 170,000 89.84 153
107
Mallinckrodt International Finance SA 09/27/18 157,000 93.63 147
118
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 08/22/18 223,000 87.06 194
129
Marks And Spencer PLC 11/06/17 204,000 109.16 223
227
Marlette Funding Trust 11/06/18 1,000,000 99.98 1,000
1,030
Marlette Funding Trust 01/03/19 1,250,000 99.68 1,246
1,261
Marlette Funding Trust 04/24/19 500,000 99.98 500
505
Masonite International Corp. 07/11/19 272,000 100.00 272
279
Mattamy Group Corp. 03/18/19 704,000 97.85 689
737
Midas Intermediate Holdco II LLC 06/07/17 360,000 102.08 367
344
Midcontinent Communications / Midcontinent Finance Corp 07/24/19 166,000 100.00 166
170
Morgan Stanley Bank of America Merrill Lynch Trust 01/24/19 220,000 100.29 221
231
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.09 1,506
1,527
Morgan Stanley Capital I Trust 04/24/19 660,000 100.00 660
660
Morgan Stanley Capital I Trust 05/10/19 1,830,000 100.00 1,830
1,844
Morgan Stanley Capital I Trust 06/05/19 377,000 86.40 326
336
Morgan Stanley Capital I Trust 06/20/19 260,000 95.89 249
250
Morgan Stanley Capital I Trust 07/15/19 360,000 87.59 315
318
Morocco Government International Bond 03/02/15 250,000 111.34 278
291
Mosaic Solar Loan Trust 11/27/18 275,000 98.26 270
277
Mosaic Solar Loan Trust 11/27/18 404,381 98.87 400
415
Mozambique International Bond 12/20/13 1,033,000 95.13 983
1,036
MSCI, Inc. 06/05/19 276,000 102.21 282
287
NCL Corp., Ltd. 12/07/16 297,000 101.33 301
302
Nestle Holdings, Inc. 03/04/19 150,000 100.57 151
153
Netflix, Inc. 04/24/19 322,000 100.00 322
339
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.45 244
243
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.14 491
489
New Gold, Inc. 05/01/18 1,045,000 101.86 1,064
998
New Residential Mortgage Loan Trust 03/13/19 930,784 100.00 931
941
NFP Corp. 06/27/17 1,120,000 100.00 1,120
1,126
NGPL PipeCo LLC 06/23/17 211,000 118.16 249
277
Nielsen Finance LLC / Nielsen Finance Co. 03/15/17 785,000 99.43 777
784
Nigeria Government International Bond 11/20/17 500,000 94.09 470
511
Norbord, Inc. 01/09/18 282,000 107.01 302
299
Northwest Acquisitions ULC / Dominion Finco , Inc. 10/06/17 2,760,000 100.35 2,761
1,877
Novelis Corp. 11/08/18 285,000 97.23 277
295
NRG Energy, Inc. 05/07/19 282,000 100.00 282
297
NVA Holdings, Inc. 10/29/18 1,260,000 98.74 1,244
1,348
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
385
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.00 245
245
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 96.60 483
483
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 04/24/15 2,020,000 94.56 1,910
1,848
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. 06/15/17 1,859,000 102.09 1,898
1,915
Oscar US Funding XI LLC 07/17/19 850,000 99.98 850
850
Oschadbank Via SSB #1 PLC 09/02/15 725,000 64.38 467
763
Owens-Brockway Glass Container, Inc. 04/17/19 293,000 104.87 307
315
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 94.94 380
380
Palmer Square Loan Funding, Ltd. 11/27/18 510,000 98.79 504
507
Par Petroleum LLC / Par Petroleum Finance Corp 07/22/19 304,000 99.91 304
303
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
515
Paraguay Government International Bond 08/04/14 551,000 100.00 551
665
Parkland Fuel Corp. 06/25/19 221,000 100.00 221
227
Peabody Energy Corp. 10/04/18 294,000 101.37 298
303
Peabody Securities Finance Corp. 10/01/18 952,000 100.53 957
971
Performance Food Group, Inc. 04/06/18 276,000 101.04 279
280
Pilgrim's Pride Corp. 09/26/17 508,000 100.00 508
533
Pilgrim's Pride Corp. 05/08/18 275,000 97.58 268
284

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Plastipak Holdings, Inc. 10/06/17 440,000 100.00 440
395
Post Holdings, Inc. 03/09/18 299,000 98.71 295
310
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 94.93 456
458
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 226,000 105.88 239
237
Provincia de Buenos Aires 02/08/17 300,000 98.78 296
224
Realogy Group LLC / Realogy Co-Issuer Corp. 03/27/19 166,000 100.00 166
144
Recette CLO LLC 11/27/18 298,000 98.37 293
291
RegionalCare Hospital Partners Holdings, Inc. 01/02/19 650,000 100.88 656
692
Roche Holdings, Inc. 01/05/18 196,000 101.24 198
199
RP Crown Parent LLC 09/22/16 650,000 100.49 653
676
Santander PLC 05/01/19 148,000 103.98 154
156
Saudi Arabian Oil Co. 04/09/19 200,000 98.56 197
208
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
500
Sealed Air Corp. 10/26/16 200,000 107.61 215
222
Sealed Air Corp. 10/18/17 273,000 104.53 285
288
Sequoia Mortgage Trust 01/09/19 393,626 100.20 394
402
Sequoia Mortgage Trust 02/21/19 809,721 101.87 825
833
Sequoia Mortgage Trust 07/16/19 700,000 102.90 720
720
Sirius XM Radio, Inc. 02/15/18 272,000 100.83 274
282
Sirius XM Radio, Inc. 06/05/19 828,000 100.00 828
864
Sirius XM Radio, Inc. 06/18/19 605,000 100.00 605
623
SLIDE Trust 12/12/18 185,749 98.63 183
187
SLIDE Trust 03/22/19 175,973 100.24 176
177
SoFi Consumer Loan Program Trust 10/25/18 1,000,000 98.99 990
1,016
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.97 1,000
1,031
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.67 424
442
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.96 500
509
SoFi Consumer Loans Program Trust 11/27/18 400,000 98.25 393
410
SoFi Professional Loan Program LLC 11/27/18 424,000 96.98 411
439
SoFi Professional Loan Program LLC 11/27/18 425,000 98.84 420
444
Sofi Professional Loan Program Trust 03/15/19 850,000 100.40 853
883
Sofi Professional Loan Program Trust 03/26/19 600,000 99.98 600
614
SoFi Professional Loan Program Trust 10/30/18 400,000 94.85 379
411
SoFi Professional Loan Program Trust 10/30/18 500,000 95.29 476
505
SolarCity Corp. 10/26/18 1,000,000 100.28 1,003
1,063
SRS Distribution, Inc. 05/17/18 1,250,000 99.92 1,249
1,239
SS&C Technologies Holdings, Inc. 03/14/19 500,000 100.00 500
520
Standard Chartered PLC 10/14/16 215,000 110.25 237
243
Starwood Mortgage Residential Trust 07/02/19 783,440 100.00 783
782
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 1,029,000 98.83 1,017
1,020
Sunrun Xanadu Issuer 05/31/19 586,854 99.99 587
597
Surgery Center Holdings, Inc. 06/19/17 1,320,000 101.45 1,339
1,172
Surgery Center Holdings, Inc. 03/28/19 330,000 100.00 330
326
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.05 480
484
Tallgrass Energy LP 07/16/19 467,000 98.74 461
463
Team Health Holdings, Inc. 02/07/19 355,000 82.11 291
289
Tenet Healthcare Corp. 01/22/19 652,000 101.12 659
675
The Fresh Market, Inc. 03/06/19 355,000 77.90 277
218
The Howard Hughes Corp. 06/05/19 283,000 99.72 282
290
TIBCO Software, Inc. 06/29/17 2,292,000 106.02 2,430
2,421
Titan Acquisition, Ltd. 04/24/19 830,000 94.24 782
753
TMS International Corp. 08/09/17 806,000 100.00 806
774
Towd Point Mortgage Trust 02/20/19 1,000,000 94.96 950
1,012
Townsquare Media, Inc. 05/04/18 390,000 93.51 365
384
TransDigm Group, Inc. 01/30/19 600,000 100.00 600
629
Trivium Packaging Finance BV 07/19/19 200,000 100.00 200
210
Truck Hero Inc. 04/26/19 1,120,000 100.00 1,120
1,120
Tullow Oil PLC 08/23/18 807,000 99.43 802
812
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 90.95 1,364
1,461
Ukraine Government International Bond 04/23/15 195,000 34.56 67
166
Ukreximbank Via Biz Finance PLC 03/12/15 6,067,000 73.28 4,446
5,901
Ukreximbank Via Biz Finance PLC 04/13/15 617,000 66.53 410
655
Uniti Group LP 11/01/17 1,340,000 93.56 1,254
1,153
Universal Health Services, Inc. 09/19/17 222,000 101.00 224
225
Urban One, Inc. 01/30/17 1,040,000 96.73 1,006
1,040
Venator Materials PLC 03/12/18 316,000 101.89 322
279
Venture CDO, Ltd. 11/27/18 250,000 99.42 249
247
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/13/17 1,348,000 103.78 1,399
1,186

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Vermilion Energy, Inc. 07/22/19 307,000 98.13 301
297
Verus Securitization Trust 10/18/18 1,000,000 99.13 991
1,007
Verus Securitization Trust 11/02/18 1,000,000 100.00 1,000
1,030
Verus Securitization Trust 02/22/19 884,772 100.00 885
895
Verus Securitization Trust 07/15/19 1,000,000 100.00 1,000
998
ViaSat , Inc. 03/12/18 284,000 98.12 279
283
Virgin Media Secured Finance PLC 06/25/19 700,000 101.74 712
717
Vistra Operations Co. LLC 03/06/19 285,000 103.16 294
298
Vistra Operations Co. LLC 06/06/19 520,000 100.00 520
532
Vizient , Inc. 04/17/19 520,000 100.00 520
553
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.18 328
346
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.03 191
198
Wells Fargo Commercial Mortgage Trust 06/28/19 270,000 82.28 222
223
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.14 521
521
Wells Fargo Mortgage-Backed Securities Trust 01/18/19 439,925 99.92 440
450
Welltec A/S 11/17/17 700,000 99.30 695
679
Wendy's Funding LLC 03/26/19 492,500 98.88 487
496
Wendy's Funding LLC 06/13/19 550,000 100.00 550
553
West Corp. 12/13/17 684,000 98.40 673
576
West Street Merger Sub, Inc. 12/13/17 1,066,000 99.46 1,063
978
WFRBS Commercial Mortgage Trust 05/14/19 940,000 81.66 768
788
Williams Scotsman International, Inc. 04/06/18 272,000 102.84 280
285
Wingstop Funding LLC 11/06/18 997,500 100.00 998
1,033
Woolworths Group, Ltd. 09/25/18 217,000 101.21 220
223
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 03/14/19 600,000 98.83 593
629
XPO Logistics, Inc. 02/19/19 376,000 100.00 376
401
214,904
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Apidos CLO, Ltd. USD 3 Month LIBOR 2.550
Apidos CLO, Ltd. USD 3 Month LIBOR 1.900
Atrium CDO Corp. USD 3 Month LIBOR 2.800
Babson CLO, Ltd. USD 3 Month LIBOR 3.450
Babson CLO, Ltd. USD 3 Month LIBOR 2.700
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 7.327
Barclays Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.150
Barclays Bank PLC USD 3 Month LIBOR 1.550
Benefit Street Partners CLO IV, Ltd. USD 3 Month LIBOR 2.650
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.650
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.200
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.200
Bowman Park CLO, Ltd. USD 3 Month LIBOR 5.400
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.100
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 4.350
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.250
Cedar Funding CLO V Ltd USD 3 Month LIBOR 2.100
Centrica PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.687
Charming Charlie, Inc. Term Loan USD 6 Month LIBOR 20.000
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 20.000
Charming Charlie, Inc. Term Loan USD 3 Month LIBOR 3.500
CIFC Funding, Ltd. USD 3 Month LIBOR 2.450
CIFC Funding, Ltd. USD 3 Month LIBOR 2.200
CIFC Funding, Ltd. USD 3 Month LIBOR 2.350
Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.400
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Dryden Senior Loan Fund USD 3 Month LIBOR 2.600
Dryden Senior Loan Fund USD 3 Month LIBOR 2.200
Education Management LLC Term Loan B USD 3 Month LIBOR 8.500
EP Petroecuador USD 3 Month LIBOR 5.630
Evergreen Skills Lux Sarl 1st Lien Term Loan USD 6 Month LIBOR 4.750
Exantas Capital Corp., Ltd. USD 1 Month LIBOR 2.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.750
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.859
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.800

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.550
Hawaii Hotel Trust USD 1 Month LIBOR 2.750
HBOS Sterling Finance Jersey, LP
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.400
Industrial & Commercial Bank of China, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.135
Industrial & Commercial Bank of China, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.250
Intesa Sanpaolo Vita SpA 3 Month EURIBOR 4.817
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 2.160
LCM, Ltd. USD 3 Month LIBOR 2.600
LCM, Ltd. USD 3 Month LIBOR 2.800
LCM, Ltd. USD 3 Month LIBOR 2.150
Lloyds Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 13.400
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.200
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.150
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.200
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.900
Magnetite CLO XV, Ltd. USD 3 Month LIBOR 1.800
Magnetite XI, Ltd. USD 3 Month LIBOR 2.600
Morgan Stanley Capital I Trust USD 1 Month LIBOR 4.000
Morgan Stanley Capital I Trust USD 1 Month LIBOR 2.800
Neuberger Berman CLO XXI, Ltd. USD 3 Month LIBOR 2.400
Neuberger Berman CLO XXII, Ltd. USD 3 Month LIBOR 2.200
Oaktree CLO, Ltd. USD 3 Month LIBOR 2.800
Octagon Loan Funding, Ltd. USD 3 Month LIBOR 2.200
OHA Credit Partners XIV, Ltd. USD 3 Month LIBOR 1.800
Oschadbank Via SSB #1 PLC USD 6 Month LIBOR 6.875
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 4.850
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 3.950
Parfums Holding Co., Inc. 2nd Lien Term Loan USD 3 Month LIBOR 8.750
Patterson Co. 2nd Lien Term Loan USD 3 Month LIBOR 8.500
RBS Capital Trust II USD 3 Month LIBOR 1.943
Recette CLO LLC USD 3 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RWE AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.643
SCOF-2, Ltd. USD 3 Month LIBOR 2.260
SLIDE Trust USD 1 Month LIBOR 3.000
SLIDE Trust USD 1 Month LIBOR 2.300
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.700
Srlev NV 12 Month EURIBOR 6.165
Standard Chartered PLC USD 3 Month LIBOR 1.460
State Bank of India
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
Symphony CLO XIX, Ltd. USD 3 Month LIBOR 1.750
Takko Luxembourg 2 SCA 3 Month EURIBOR 5.375
Ukreximbank Via Biz Finance PLC USD 6 Month LIBOR 7.000
Venture CDO, Ltd. USD 3 Month LIBOR 1.900

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
VTB Bank
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 8.067
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.840
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 150 AUD 21,783 09/19
300
Canada 10 Year Government Bond Futures 138 CAD 19,639 09/19
(5)
Euro- Bobl Futures 3 EUR 405 09/19
3
Euro-Bund Futures 10 EUR 1,751 09/19
32
Euro-Schatz Futures 22 EUR 2,471 09/19
4
Long Gilt Futures 128 GBP 17,002 09/19
576
United States 2 Year Treasury Note Futures 46 USD 9,863 09/19
(3)
United States 5 Year Treasury Note Futures 80 USD 9,404 09/19
21
United States 10 Year Treasury Note Futures 363 USD 46,254 09/19
416
United States 10 Year Ultra Treasury Note Futures 34 USD 4,687 09/19
84
United States Long Bond Futures 23 USD 3,579 09/19
49
United States Ultra Bond Futures 32 USD 5,682 09/19
181
Short Positions
Canada 10 Year Government Bond Futures 131 CAD 18,643 09/19
73
Euro-Bund Futures 76 EUR 13,305 09/19
(343)
Japan 10 Year Government Bond Futures 17 JPY 2,614,600 09/19
(54)
United States 2 Year Treasury Note Futures 69 USD 14,794 09/19
(22)
United States 5 Year Treasury Note Futures 39 USD 4,585 09/19
(4)
United States 10 Year Treasury Note Futures 92 USD 11,723 09/19
(162)
United States 10 Year Ultra Treasury Note Futures 66 USD 9,098 09/19
(175)
United States Long Bond Futures 22 USD 3,423 09/19
(107)
United States Ultra Bond Futures 17 USD 3,018 09/19
(117)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
747
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,847 CAD 6,316 08/22/19 (60)
Bank of America USD 19 EUR 17 10/24/19 —
Bank of America USD 1,483 GBP 1,180 10/24/19 (42)
Bank of America USD 825 HUF 237,582 08/22/19 (17)
Bank of America USD 5,780 JPY 620,000 09/18/19 (61)
Bank of America USD 4,438 TRY 28,402 08/22/19 607
Bank of America EUR 836 GBP 750 09/18/19 (30)
Bank of America EUR 14,493 USD 16,384 10/24/19 233
Bank of America GBP 12,477 USD 15,679 10/24/19 446
Bank of America JPY 49,816 GBP 367 09/18/19 (25)
Bank of America PLN 7,371 USD 1,924 08/22/19 22
Bank of America THB 60,908 USD 1,934 08/22/19 (47)
Bank of Montreal USD 8,486 EUR 7,608 08/07/19 (61)
Bank of Montreal USD 1,592 GBP 1,306 08/07/19 (3)
Bank of Montreal USD 700 ZAR 10,500 09/18/19 28
Bank of Montreal AUD 1,000 USD 696 09/18/19 11
Bank of Montreal CAD 1,000 USD 753 09/18/19 (5)
Bank of Montreal EUR 7,423 USD 8,471 08/07/19 250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal EUR 7,608 USD 8,506 09/06/19 61
Bank of Montreal GBP 563 EUR 629 09/18/19 27
Bank of Montreal GBP 275 JPY 37,749 09/18/19 26
Bank of Montreal GBP 1,667 USD 2,120 08/07/19 92
Bank of Montreal GBP 1,306 USD 1,594 09/06/19 3
Bank of Montreal MXN 27,000 USD 1,388 09/18/19 (10)
Bank of Montreal NZD 1,000 USD 659 09/18/19 2
Bank of New York USD 8,482 EUR 7,608 08/07/19 (56)
Bank of New York USD 1,590 GBP 1,306 08/07/19 (1)
Bank of New York EUR 7,423 USD 8,470 08/07/19 249
Bank of New York EUR 7,608 USD 8,502 09/06/19 56
Bank of New York GBP 1,667 USD 2,120 08/07/19 92
Bank of New York GBP 1,306 USD 1,592 09/06/19 1
BNP Paribas USD 2,336 RUB 152,900 08/22/19 59
BNP Paribas KRW 3,332,030 USD 2,812 08/22/19 6
Brown Brothers Harriman USD 28 EUR 25 08/07/19 —
Brown Brothers Harriman USD 52 EUR 46 08/07/19 (1)
Brown Brothers Harriman USD 158 EUR 140 08/07/19 (3)
Brown Brothers Harriman USD 760 GBP 600 08/07/19 (30)
Brown Brothers Harriman USD 1,930 GBP 1,540 08/07/19 (57)
Brown Brothers Harriman EUR 836 GBP 750 09/18/19 (30)
Brown Brothers Harriman EUR 130 USD 146 08/07/19 2
Brown Brothers Harriman EUR 290 USD 324 08/07/19 2
Brown Brothers Harriman EUR 900 USD 1,021 08/07/19 25
Brown Brothers Harriman GBP 30 USD 38 08/07/19 1
Brown Brothers Harriman GBP 665 USD 830 08/07/19 21
Brown Brothers Harriman JPY 49,832 GBP 367 09/18/19 (25)
Canadian Imperial Bank of Commerce GBP 1,350 USD 1,695 08/15/19 53
Citigroup USD 8,484 EUR 7,608 08/07/19 (59)
Citigroup USD 1,594 GBP 1,306 08/07/19 (5)
Citigroup USD 2,336 RUB 152,900 08/22/19 58
Citigroup EUR 7,423 USD 8,464 08/07/19 242
Citigroup EUR 7,608 USD 8,504 09/06/19 59
Citigroup GBP 1,667 USD 2,119 08/07/19 91
Citigroup GBP 1,306 USD 1,596 09/06/19 5
Citigroup JPY 87,132 USD 807 08/22/19 5
Citigroup NOK 58,953 USD 6,894 08/22/19 234
Commonwealth Bank of Australia USD 345 EUR 306 08/22/19 (5)
Commonwealth Bank of Australia USD 4,865 NZD 7,239 08/22/19 (110)
Commonwealth Bank of Australia USD 702 ZAR 10,500 09/18/19 26
Commonwealth Bank of Australia AUD 1,000 USD 696 09/18/19 11
Commonwealth Bank of Australia CAD 1,000 USD 754 09/18/19 (4)
Commonwealth Bank of Australia GBP 563 EUR 631 09/18/19 31
Commonwealth Bank of Australia GBP 275 JPY 37,904 09/18/19 29
Commonwealth Bank of Australia MXN 27,000 USD 1,388 09/18/19 (10)
Commonwealth Bank of Australia NZD 1,000 USD 659 09/18/19 2
Royal Bank of Canada USD 8,486 EUR 7,608 08/07/19 (61)
Royal Bank of Canada USD 1,590 GBP 1,306 08/07/19 (1)
Royal Bank of Canada USD 1,905 MXN 36,915 08/22/19 15
Royal Bank of Canada USD 6,907 SEK 64,736 08/22/19 (197)
Royal Bank of Canada USD 700 ZAR 10,500 09/18/19 28
Royal Bank of Canada AUD 1,000 USD 696 09/18/19 11
Royal Bank of Canada CAD 1,000 USD 754 09/18/19 (4)
Royal Bank of Canada EUR 836 GBP 750 09/18/19 (30)
Royal Bank of Canada EUR 7,423 USD 8,469 08/07/19 249
Royal Bank of Canada EUR 7,608 USD 8,506 09/06/19 61
Royal Bank of Canada GBP 563 EUR 630 09/18/19 29
Royal Bank of Canada GBP 275 JPY 37,826 09/18/19 27
Royal Bank of Canada GBP 1,667 USD 2,119 08/07/19 92
Royal Bank of Canada GBP 1,306 USD 1,592 09/06/19 1
Royal Bank of Canada JPY 49,824 GBP 367 09/18/19 (25)
Royal Bank of Canada MXN 27,000 USD 1,388 09/18/19 (10)
Royal Bank of Canada NZD 1,000 USD 660 09/18/19 3

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 676 IDR 9,968,538 08/22/19 30
Standard Chartered AUD 8,400 USD 5,801 09/18/19 48
State Street USD 4,903 ARS 258,000 09/18/19 606
State Street USD 2,820 AUD 4,000 09/18/19 (80)
State Street USD 3,072 CAD 4,000 09/18/19 (38)
State Street USD 5,797 CAD 7,700 09/18/19 43
State Street USD 39 CLP 26,246 08/22/19 (1)
State Street USD 67 EUR 60 08/07/19 (1)
State Street USD 352 EUR 311 08/07/19 (8)
State Street USD 1,456 EUR 1,306 08/07/19 (10)
State Street USD 7 HKD 57 08/22/19 —
State Street USD 14 HUF 4,030 08/22/19 —
State Street USD 1,871 IDR 27,540,022 08/22/19 81
State Street USD 2,027 IDR 29,905,614 08/22/19 92
State Street USD 2,868 IDR 41,371,000 09/18/19 69
State Street USD 18 KRW 21,691 08/22/19 —
State Street USD 25 KRW 29,007 08/22/19 —
State Street USD 2 MXN 44 08/22/19 —
State Street USD 1 MYR 5 08/22/19 —
State Street USD 2,053 MYR 8,589 08/22/19 25
State Street USD 2,691 NZD 4,000 09/18/19 (62)
State Street USD 3 PEN 10 08/22/19 —
State Street USD 30 PEN 99 08/22/19 —
State Street USD 27 PLN 103 08/22/19 (1)
State Street USD 6 SGD 8 08/22/19 —
State Street USD 12 SGD 17 08/22/19 —
State Street USD 25 THB 772 08/22/19 —
State Street USD 28 THB 866 08/22/19 1
State Street USD 26 TWD 803 08/22/19 —
State Street USD 74 ZAR 1,107 08/22/19 3
State Street USD 1,916 ZAR 27,545 08/22/19 —
State Street USD 701 ZAR 10,500 09/18/19 27
State Street ARS 258,000 USD 5,627 09/18/19 116
State Street AUD 1,000 USD 696 09/18/19 11
State Street CAD 1,000 USD 754 09/18/19 (4)
State Street CHF 11,592 USD 11,767 08/22/19 93
State Street CLP 4,255 USD 6 08/22/19 —
State Street CLP 1,908,217 USD 2,751 08/22/19 40
State Street EUR 1,276 USD 1,456 08/07/19 43
State Street EUR 4,456 USD 5,026 08/15/19 89
State Street EUR 1,303 USD 1,456 09/06/19 10
State Street GBP 563 EUR 631 09/18/19 32
State Street GBP 275 JPY 37,893 09/18/19 29
State Street HKD 37 USD 5 08/22/19 —
State Street HKD 21,585 USD 2,754 08/22/19 (4)
State Street HUF 1,920 USD 7 08/22/19 —
State Street IDR 659,567 USD 45 08/22/19 (1)
State Street IDR 820,459 USD 59 08/22/19 —
State Street IDR 41,371,000 USD 2,945 09/18/19 8
State Street KRW 2,220,055 USD 1,873 08/22/19 4
State Street MXN 43 USD 2 08/22/19 —
State Street MXN 27,000 USD 1,387 09/18/19 (11)
State Street MYR 108 USD 26 08/22/19 —
State Street NZD 1,000 USD 659 09/18/19 2
State Street NZD 8,800 USD 5,774 09/18/19 (10)
State Street PEN 9,163 USD 2,745 08/22/19 (27)
State Street PLN 56 USD 15 08/22/19 —
State Street RUB 3,915 USD 60 08/22/19 (1)
State Street RUB 7,019 USD 111 08/22/19 1
State Street SGD 3,766 USD 2,755 08/22/19 14
State Street TRY 850 USD 146 08/22/19 (5)
State Street TRY 956 USD 157 08/22/19 (13)
State Street TWD 916 USD 29 08/22/19 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street TWD 59,758 USD 1,924 08/22/19 4
State Street ZAR 1,739 USD 125 08/22/19 4
State Street ZAR 42,000 USD 2,993 09/18/19 81
UBS USD 683 MYR 2,863 08/22/19 9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
3,937
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Goldman Sachs
Purchase
USD 17,500 (1.000%)
(2)
06/20/24
550 (68) 482
CDX Emerging Markets
Index Morgan Stanley
Sell
USD 6,000 1.000%
(2)
06/20/24
(239) 74 (165)
CDX NA High Yield Index Morgan Stanley
Sell
USD 12,870 5.000%
(2)
06/20/24
876 76 952
CMBX NA Index Morgan Stanley
Sell
USD 4,000 1.000%
(2)
06/20/24
71 27 98
iTraxx Europe Crossover
Index Goldman Sachs
Sell
EUR 3,000 5.000%
(2)
06/20/24
362 10 372
Total Open Credit Indices Contracts (å) 1,620 119 1,739
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Argentina $ — $ 6,279 $ — $ — $ 6,279
Australia — 223 — — 223
Austria — 2,239 — — 2,239
Azerbaijan — 876 — — 876
Bahrain — 2,245 — — 2,245
Belarus — 534 — — 534
Bermuda — 673 — — 673
Brazil — 5,624 — — 5,624
Canada — 11,884 — — 11,884
Cayman Islands — 10,341 — — 10,341
Chile — 2,371 — — 2,371
China — 1,465 — — 1,465
Colombia — 4,001 — — 4,001
Costa Rica — 2,966 — — 2,966
Czech Republic — 440 — — 440
Denmark — 2,450 — — 2,450
Dominican Republic — 3,413 — — 3,413
Ecuador — 2,323 — — 2,323
Egypt — 4,546 — — 4,546
El Salvador — 2,080 — — 2,080

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Ethiopia — 1,038 — — 1,038
Finland — 1,844 — — 1,844
France — 5,719 — — 5,719
Gabon — 496 — — 496
Georgia — 604 — — 604
Germany — 11,397 — — 11,397
Ghana — 1,072 — — 1,072
Guernsey — 1,256 — — 1,256
Honduras — 551 — — 551
Hong Kong — 632 — — 632
India — 206 — — 206
Indonesia — 2,262 — — 2,262
Iraq — 993 — — 993
Ireland — 3,195 — — 3,195
Israel — 543 — — 543
Italy — 11,252 — — 11,252
Japan — 1,245 — — 1,245
Jersey — 2,082 — — 2,082
Jordan — 1,265 — — 1,265
Kazakhstan — 648 — — 648
Kenya — 1,074 — — 1,074
Lebanon — 1,517 — — 1,517
Luxembourg — 12,434 — — 12,434
Macao — 515 — — 515
Mexico — 10,551 — — 10,551
Mongolia — 366 — — 366
Morocco — 1,127 — — 1,127
Mozambique — 1,036 — — 1,036
Netherlands — 8,439 — — 8,439
Nigeria — 1,550 — — 1,550
Norway — 158 — — 158
Oman — 1,532 — — 1,532
Pakistan — 2,836 — — 2,836
Panama — 622 — — 622
Paraguay — 665 — — 665
Peru — 2,944 — — 2,944
Philippines — 747 — — 747
Puerto Rico — 284 — — 284
Qatar — 438 — — 438
Russia — 2,455 — — 2,455
Saudi Arabia — 1,283 — — 1,283
Senegal — 240 — — 240
South Africa — 5,226 — — 5,226
Spain — 1,136 — — 1,136
Sri Lanka — 1,512 — — 1,512
Sweden — 3,321 — — 3,321
Thailand — 731 — — 731

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Tunisia — 588 — — 588
Turkey — 5,938 — — 5,938
Ukraine — 166 — — 166
United Arab Emirates — 1,073 — — 1,073
United Kingdom — 31, 515 — — 31, 515
United States — 257,924 1,358 — 259,282
Venezuela, Bolivarian Republic of — 2,161 — — 2,161
Virgin Islands, British — 3,022 — — 3,022
Common Stocks
Canada — 656 — — 656
United States — — 5,143 — 5,143
Preferred Stocks — — 2,485 — 2,485
Warrants & Rights — — — — —
Short-Term Investments — 13, 602 131 42,803 56, 536
Total Investments — 496,657 9,117 42,803 548,577
Other Financial Instruments
Assets
Futures Contracts 1,7 39 — — — 1,7 39
Foreign Currency Exchange Contracts — 5, 299 — — 5, 299
Credit Default Swap Contracts — 1,904 — — 1,904
Liabilities
Futures Contracts (992) — — — (992)
Foreign Currency Exchange Contracts (10) (1,35 2 ) — — (1,36 2 )
Credit Default Swap Contracts — (165) — — (165)
Total Other Financial Instruments
*
$ 737 $ 5,686 $ — $ — $ 6,423
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Quarterly Report.
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Weighted Average Fair Value ($)
Long-Term Fixed Income
Investments
United States Other* $ 1,358
Common Stocks
United States Discounted cash flow** Discount rates 13.3% - 17.7% 16.3% 4,920
Weighted market approach*** Earnings multiples 4.76x - 7.38x 6.57x
United States Other* 223
Preferred Stocks
United States Other* 2,485

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Short-Term Investments
United States Other* 131
Total Investments $ 9,117
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended July 31, 2019 were less than 1% of net assets.
**    The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiples. A 50%/50%
weighted average was applied to the Market approach and Discounted cash flow.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2019 were as follows:
Category and Subcategory
Beginning
Balance
11/1/2018
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
7/31/2019
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
7/31/2019
Long-Term Fixed Income
Investments
Cayman Islands $ 1,000 $ — $ — $ — $ — $ — $ 1,000 $ — $ — $ —
United States 518 1,464 155 — — — 537 68 1,358 48
Common Stocks 8,731 506 — — — — — (4,094) 5,143 (4,094)
Preferred Stock 2,095 — — — — 2,485 2,095 — 2,485 —
Warrants & Rights — — — — — — — — — —
Short-Term Investments
276 — 117 — — — — (28) 131 (8)
Total Investments
12,620 1,970 272 — — 2,485 3,632 (4,054) 9,117 (4,054)
Amounts in thousands
Sector Exposure
Fair Value
$
Long-Term Fixed Income Investments
Asset-Backed Securities .....................................................
22,779
Corporate Bonds and Notes .................................................
144,494
International Debt ...............................................................
160,058
Loan Agreements ................................................................
8,977
Mortgage-Backed Securities ...............................................
72,797
Non-US Bonds ....................................................................
74,318
Common Stocks
Materials and Processing ....................................................
3,396
Producer Durables ..............................................................
1,747
Utilities ...............................................................................
655
Preferred Stocks
Producer Durables ..............................................................
2,485
Warrants & Rights ..................................................................
—
Short-Term Investments
Corporate Bonds and Notes .................................................
5,832
Government Treasury ..........................................................
3,158
International Debt ...............................................................
5,078
In vestment Company ...........................................................
42,803
Total Investments .................................................................... 548,577

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 70.9%
Asset-Backed Securities - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
0.796% due 03/25/37 (Ê) 255
223
GSAA Home Equity Trust
Series 2005-15 Class 2A2
1.021% due 01/25/36 (Ê) 583
354
Legacy Mortgage Asset Trust
Series 2019-GS2 Class A2
4.250% due 01/25/59 (~)(Ê)(Þ) 190
187
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC1 Class M2
3.096% due 12/27/33 (Ê) 179
179
Nationstar HECM Loan Trust
Series 2018-2A Class M5
6.000% due 07/25/28 (~)(Ê)(Þ) 320
314
1,257
Corporate Bonds and Notes - 19.5%
Acadia Healthcare Co., Inc.
5.125% due 07/01/22 1,900
1,900
Acrisure LLC / Acrisure Finance, Inc.
8.125% due 02/15/24 (Þ) 500
535
ADT Corp. (The)
3.500% due 07/15/22 1,300
1,292
ADT Security Corp. (The)
6.250% due 10/15/21 1,150
1,222
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 1,623
1,669
Aircastle , Ltd.
5.125% due 03/15/21 850
879
5.500% due 02/15/22 400
424
5.000% due 04/01/23 1,400
1,478
AMC Networks, Inc.
4.750% due 12/15/22 2,675
2,694
AMN Healthcare Services, Inc.
5.125% due 10/01/24 (Þ) 2,675
2,734
Amsted Industries, Inc.
5.375% due 09/15/24 (Þ) 1,200
1,230
Anixter, Inc.
5.125% due 10/01/21 1,783
1,843
Antero Resources Corp.
5.375% due 11/01/21 25
25
Ashland, Inc.
4.750% due 08/15/22 775
805
B&G Foods, Inc.
4.625% due 06/01/21 2,000
2,003
Berry Global, Inc.
5.125% due 07/15/23 750
766
Berry Plastics Corp.
5.500% due 05/15/22 2,000
2,023
Boyd Gaming Corp.
6.875% due 05/15/23 1,550
1,602
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/23 (Þ) 300
307
5.750% due 01/15/24 1,500
1,532
Series 0003
4.000% due 03/01/23 (Þ) 1,650
1,658
Centene Corp.
4.750% due 05/15/22 300
304
Series WI
5.625% due 02/15/21 2,600
2,637
CenturyLink, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series S
6.450% due 06/15/21 650
682
Cinemark USA, Inc.
5.125% due 12/15/22 525
533
4.875% due 06/01/23 2,750
2,784
CommScope Finance LLC
5.500% due 03/01/24 (Þ) 2,350
2,379
CommScope , Inc.
5.000% due 06/15/21 (Þ) 1,725
1,725
CoreCivic , Inc.
5.000% due 10/15/22 2,075
2,034
4.625% due 05/01/23 815
775
Covanta Holding Corp.
5.875% due 03/01/24 400
410
CSC Holdings LLC
5.375% due 07/15/23 (Þ) 2,050
2,102
Series 144#
5.125% due 12/15/21 (Þ) 1,000
1,000
Series 144S
5.125% due 12/15/21 (Þ) 650
650
DaVita HealthCare Partners, Inc.
5.750% due 08/15/22 3,250
3,283
Drawbridge Special Opportunities Fund
LP
Series 51
5.000% due 08/01/21 (Þ) 2,300
2,321
Edgewell Personal Care Co.
4.700% due 05/19/21 1,500
1,523
Equinix , Inc.
5.375% due 01/01/22 2,100
2,153
5.375% due 04/01/23 525
534
5.750% due 01/01/25 1,000
1,034
Ford Motor Credit Co. LLC
4.140% due 02/15/23 2,975
3,043
GTT Communications, Inc.
7.875% due 12/31/24 (Þ) 451
351
HCA, Inc.
6.250% due 02/15/21 400
419
4.750% due 05/01/23 2,875
3,069
Holly Energy Partners LP / Holly Energy
Finance Corp.
6.000% due 08/01/24 (Þ) 225
235
Hughes Satellite Systems Corp.
7.625% due 06/15/21 2,350
2,523
IMS Health, Inc.
4.875% due 05/15/23 (Þ) 2,000
2,046
Iron Mountain, Inc.
4.375% due 06/01/21 (Þ) 1,730
1,741
6.000% due 08/15/23 500
510
Jaguar Holding Co. II / Pharmaceutical
Product Development LLC
6.375% due 08/01/23 (Þ) 400
415
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875% due 02/15/21 (Þ) 1,225
1,252
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 1,500
1,538
Lamar Media Corp.
5.000% due 05/01/23 50
51
Level 3 Financing, Inc.
Series WI
6.125% due 01/15/21 350
350
5.375% due 08/15/22 1,300
1,307
LKQ Corp.
4.750% due 05/15/23 2,225
2,262
Medallion Midland Acquisition, LLC
5.484% due 10/30/24 (Ê) 249
246

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 2,000
2,135
Moog, Inc.
5.250% due 12/01/22 (Þ) 717
728
MSCI, Inc.
5.250% due 11/15/24 (Þ) 800
824
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/23 (Þ) 200
208
Nationstar Mortgage LLC / Nationstar
Capital Corp.
6.500% due 07/01/21 675
673
Netflix, Inc.
5.500% due 02/15/22 1,975
2,093
Nexstar Broadcasting, Inc.
5.625% due 08/01/24 (Þ) 800
831
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 1,600
1,598
PTC, Inc.
6.000% due 05/15/24 400
419
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ) 533
488
Radio One, Inc.
7.375% due 04/15/22 (Þ) 122
122
RegionalCare Hospital Partners
Holdings, Inc.
8.250% due 05/01/23 (Þ) 600
639
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
5.750% due 10/15/20 436
438
RHP Hotel Properties, LP / RHP
Finance Corp.
5.000% due 04/15/21 2,200
2,202
Series WI Class REIT
5.000% due 04/15/23 1,100
1,125
SBA Communications Corp.
Series WI
4.875% due 07/15/22 875
884
4.000% due 10/01/22 1,100
1,113
Sealed Air Corp.
5.250% due 04/01/23 (Þ) 600
639
Sinclair Television Group, Inc.
5.625% due 08/01/24 1,000
1,028
Sirius XM Radio, Inc.
3.875% due 08/01/22 (Þ) 1,500
1,515
4.625% due 07/15/24 (Þ) 1,950
2,007
Six Flags Entertainment Corp.
4.875% due 07/31/24 (Þ) 675
690
Springleaf Finance Corp.
5.625% due 03/15/23 175
187
6.125% due 03/15/24 1,650
1,788
Sprint Corp.
6.000% due 11/15/22 3,100
3,293
Standard Industries, Inc.
5.500% due 02/15/23 (Þ) 1,425
1,455
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 1,900
1,962
Sunoco, LP and Sunoco Finance Corp.
Series WI
4.875% due 01/15/23 800
814
Symantec Corp.
3.950% due 06/15/22 750
757
TEGNA, Inc.
4.875% due 09/15/21 (Þ) 1,400
1,402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenet Healthcare Corp.
6.000% due 10/01/20 2,550
2,623
4.625% due 07/15/24 500
509
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 65
65
T-Mobile USA, Inc.
4.000% due 04/15/22 2,300
2,340
TransDigm Group, Inc.
6.000% due 07/15/22 125
126
US Foods, Inc.
5.875% due 06/15/24 (Þ) 375
384
WEX, Inc.
4.750% due 02/01/23 (Þ) 2,400
2,412
Zayo Group LLC / Zayo Capital, Inc.
Series WI Class A
6.000% due 04/01/23 3,400
3,501
124,859
International Debt - 7.0%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B
4.484% due 02/17/24 (~)(Ê) 373
374
1011778 BC ULC / New Red Finance,
Inc.
4.625% due 01/15/22 (Þ) 3,150
3,152
AI Ladder (Luxembourg) Subco Sarl
Term Loan
6.830% due 05/01/25 (Ê) 342
332
AI Mistral (Luxembourg) Subco Sarl
5.234% due 03/09/24 (~)(Ê) 1,108
963
AIMCO
Series 2018-AA Class ER
7.548% due 01/15/28 (Ê)(Þ) 500
475
Aker BP ASA
4.750% due 06/15/24 (Þ) 975
1,004
Albea Beauty Holdings SA Term Loan
B2
5.524% due 04/22/24 (Ê) 356
348
Alpha 3 BV Term Loan B
5.330% due 01/31/24 (Ê) 329
321
Altice Financing SA 1st Lien Term Loan
5.064% due 01/05/26 (Ê) 491
472
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
4.250% due 09/15/22 (Þ) 2,350
2,386
Aristocrat International, Pty Ltd. 1st
Lien Term Loan
4.028% due 10/19/24 (Ê) 1,190
1,190
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
5.169% due 12/15/23 (Ê) 240
239
Bausch Health Americas, Inc. Term
Loan B
5.379% due 06/01/25 (~)(Ê) 477
478
5.129% due 11/27/25 (Ê) 969
968
Bellemeade Re, Ltd.
Series 2018-1A Class B1
6.341% due 04/25/28 (Ê)(Þ) 410
415
Belron SA Term Loan B
5.065% due 10/26/24 (Ê) 248
248
CIFC Funding, Ltd.
Series 2019-4A Class DR
9.478% due 10/20/27 (Ê)(Þ) 925
923
DAE Funding LLC
4.500% due 08/01/20 (Þ) 2,000
2,036
Delta 2 (LUX ) Sarl Term Loan B
4.734% due 02/01/24 (Ê) 1,409
1,390
Diamond (BC) BV 1st Lien Term Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.256% due 09/06/24 (Ê) 552
499
Ellie Mae, Inc. Term Loan
6.525% due 04/02/26 (Ê) 422
422
Garda World Security Corp. Term Loan B
6.020% due 2024(Ê) 293
293
GFL Environmental, Inc. 1st Lien Term
Loan B
5.234% due 05/31/25 (Ê) 174
172
Guggenheim CLO LLC
Series 2018-1A Class DR
8.893% due 10/15/31 (Ê)(Þ) 757
685
Hamilton Holdco LLC Term Loan B
4.330% due 05/30/25 (Ê) 743
742
HLF Financing Sarl LLC 1st Lien Term
Loan B
5.484% due 08/16/25 (Ê) 482
482
I-Logic Technologies Bidco , Ltd. 1st
Lien Term Loan
5.901% due 12/31/24 (Ê) 448
434
Inmarsat Finance PLC
4.875% due 05/15/22 (Þ) 775
781
International Game Technology PLC
6.250% due 02/15/22 (Þ) 2,450
2,578
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.651% due 11/21/24 (Ê) 1,485
1,434
LCM XVIII, LP
Series 2018-18A Class ER
8.228% due 04/20/31 (Ê)(Þ) 750
699
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
7.690% due 07/25/31 (Ê)(Þ) 275
249
Mallinckrodt International Finance SA
1st Lien Term Loan B
5.080% due 09/24/24 (~)(Ê) 701
595
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
8.322% due 07/16/31 (~)(Ê)(Þ) 700
620
Mountain View CLO XIV, Ltd.
Series 2019-1A Class E
9.328% due 04/15/29 (Ê)(Þ) 250
240
Numericable US LLC 1st Lien Term
Loan B11
4.984% due 06/22/25 (Ê) 248
239
Oaktown Re, Ltd.
Series 2017-1A Class M2
6.091% due 04/25/27 (Ê)(Þ) 118
121
Open Text Corp.
5.625% due 01/15/23 (Þ) 2,250
2,300
Open Text Corp. 1st Lien Term Loan B
3.984% due 05/30/25 (Ê) 370
371
Ortho-Clinical Diagnostics SA 1st Lien
Term Loan B
5.563% due 06/01/25 (Ê) 348
338
Quebecor Media, Inc.
5.750% due 01/15/23 800
852
Reliance Intermediate Holdings, LP
6.500% due 04/01/23 (Þ) 1,060
1,092
Solvay Acetow Gmbh Term Loan
8.151% due 05/31/23 (Ê) 245
233
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (~)(Ê)(Þ) 300
286
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.953% due 04/15/31 (Ê)(Þ) 1,400
1,276
Starfruit Finco BV 1st Lien Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.610% due 10/01/25 (Ê) 187
184
Stars Group Holdings BV Term Loan B
5.830% due 07/10/25 (~)(Ê) 670
672
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.834% due 01/15/30 (Ê)(Þ) 250
235
Series 2018-1A Class E
8.053% due 04/15/31 (Ê)(Þ) 1,125
1,003
Symphony CLO, Ltd.
Series 2019-20A Class E
8.612% due 01/16/32 (Ê)(Þ) 250
244
Trader Corp. Term Loan B
5.241% due 09/28/23 (Ê) 458
458
Travelport Finance Luxembourg Sarl
Term Loan
7.541% due 03/13/26 (~) 250
243
Trinitas CLO X, Ltd.
Series 2018-8A Class E
8.178% due 07/20/31 (Ê)(Þ) 2,000
1,755
Series 2019-10A Class E
9.203% due 04/15/32 (Ê)(Þ) 700
670
Videotron, Ltd.
5.000% due 07/15/22 2,500
2,611
Virgin Media Secured Finance PLC
6.000% due 10/15/24 (Þ) 400
416
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
9.038% due 01/20/32 (Ê)(Þ) 250
235
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.825% due 04/27/25 (~)(Ê) 375
373
44,846
Loan Agreements - 19.0%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.734% due 09/29/24 (Ê) 1,093
1,083
Acrisure LLC Term Loan B
6.272% due 11/22/23 (Ê) 1,931
1,898
Advanced Disposal Services, Inc. Term
Loan B3
4.599% due 11/10/23 (Ê) 248
248
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.984% due 04/03/23 (Ê) 372
367
AgroFresh , Inc. Term Loan B
7.365% due 2021(Ê) 739
703
AGS LLC 1st Lien Term Loan B
5.734% due 02/15/24 (Ê) 306
306
AlixPartners LLP Term Loan B
Zero coupon due 04/04/24 (~)(Ê) 1,500
1,501
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.734% due 08/15/24 (Ê) 260
246
Alvogen Group, Inc. 1st Lien Term
Loan B
6.980% due 04/02/22 (Ê) 360
327
American Airlines, Inc. 1st Lien Term
Loan B
4.061% due 06/27/25 (Ê) 371
364
American Airlines, Inc. Term Loan B
4.241% due 04/28/23 (Ê) 1,100
1,095
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.750% due 05/04/25 (Ê) 372
344
Anastasia Parent LLC 1st Lien Term
Loan B
5.984% due 08/10/25 (Ê) 397
320

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AP Exhaust Acquisition LLC 1st Lien
Term Loan
7.528% due 05/10/24 (Ê) 736
625
AppLovin Corp. 1st Lien Term Loan B
5.734% due 08/15/25 (Ê) 971
970
Aramark Services, Inc. 1st Lien Term
Loan B3
4.080% due 03/11/25 (~)(Ê) 701
700
Aretec Group, Inc. 1st Lien Term Loan
6.484% due 10/01/25 (Ê) 199
194
Ascena Retail Group, Inc. Term Loan B
6.750% due 08/21/22 (Ê) 218
135
Ascend Learning LLC Term Loan B
5.234% due 07/12/24 (Ê) 744
740
AssuredPartners , Inc. 1st Lien Term
Loan B
5.734% due 10/22/24 (Ê) 368
366
Asurion LLC Term Loan B6
5.234% due 11/03/23 (Ê) 947
948
Avaya, Inc. Term Loan B
6.575% due 12/15/24 (Ê) 2,347
2,256
Avolon LLC 1st Lien Term Loan B3
4.022% due 01/15/25 (~)(Ê) 665
667
Bass Pro Group LLC 1st Lien Term
Loan B
7.234% due 09/25/24 (Ê) 871
823
Berry Global, Inc. Term Loan U
4.902% due 05/17/26 (Ê) 2,000
1,997
Berry Plastics Group, Inc. 1st Lien Term
Loan Q
4.629% due 10/01/22 (~)(Ê) 336
336
Blount International, Inc. 1st Lien Term
Loan B
5.946% due 04/12/23 (Ê) 370
370
Boxer Parent Co., Inc. 1st Lien Term
Loan B
6.580% due 10/02/25 (Ê) 1,493
1,434
Brave Parent Holdings, Inc. 1st Lien
Term Loan
6.256% due 04/17/25 (Ê) 372
369
Brickman Group, Ltd. 1st Lien Term
Loan B
4.784% due 08/10/25 (~)(Ê) 382
382
Brookfield WEC Holdings, Inc. Term
Loan
5.734% due 08/01/25 (~)(Ê) 622
623
C.H. Guenther & Son, Inc. Term Loan B
4.984% due 03/22/25 (Ê) 371
369
Cabot Microelectronics Corp. 1st Lien
Term Loan B
4.500% due 11/15/25 (Ê) 451
451
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
4.234% due 10/06/24 (Ê) 1,943
1,938
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.984% due 12/22/24 (~)(Ê) 459
455
Canyon Valor Cos., Inc. 1st Lien Term
Loan B
5.080% due 06/16/23 (Ê) 350
349
Carestream Health, Inc. Term Loan
7.984% due 02/28/21 (Ê) 475
455
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.734% due 03/01/24 (~)(Ê) 800
798
Charter Communications Operating LLC
1st Lien Term Loan B
4.330% due 04/30/25 (~)(Ê) 248
248
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CityCenter Holdings LLC Term Loan B
4.484% due 04/18/24 (~)(Ê) 124
125
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
4.484% due 08/11/24 (Ê) 743
740
Commercial Barge Line Co. 1st Lien
Term Loan
10.984% due 11/12/20 (Ê) 648
419
Constellis Holdings LLC 1st Lien Term
Loan
7.256% due 04/18/24 (Ê) 490
368
Constellis Holdings LLC 2nd Lien Term
Loan
11.256% due 04/21/25 (Ê) 254
169
Cortes NP Acquisition Corp Term Loan B
6.330% due 11/30/23 (Ê) 723
688
Crown Finance, Inc. 1st Lien Term
Loan B
4.484% due 02/28/25 (Ê) 1,233
1,228
CSC Holdings LLC 1st Lien Term Loan
4.575% due 07/17/25 (Ê) 1,701
1,695
CSC Holdings LLC 1st Lien Term Loan
B
4.825% due 01/12/26 (Ê) 716
715
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
6.484% due 12/01/21 (Ê) 254
214
CWGS Group LLC Term Loan
5.152% due 11/08/23 (~)(Ê) 137
128
Delek US Holdings, Inc. 1st Lien Term
Loan B
4.580% due 03/30/25 (Ê) 2,489
2,487
Dell International LLC 1st Lien Term
Loan B
4.240% due 09/07/23 (~)(Ê) 995
997
Digicert Holdings, Inc. 1st Lien Term
Loan
6.234% due 10/31/24 (~)(Ê) 743
743
Digicert Holdings, Inc. 2nd Lien Term
Loan
10.234% due 10/31/25 (Ê) 300
299
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
5.330% due 06/01/24 (Ê) 124
120
Dynacast International LLC 1st Lien
Term Loan B
5.580% due 01/28/22 (Ê) 322
316
Dynatrace LLC 1st Lien Term Loan
5.234% due 08/23/25 (Ê) 228
228
EagleView Technology Corp. 1st Lien
Term Loan B1
5.769% due 07/31/25 (Ê) 746
715
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
10.330% due 09/29/25 (Ê) 250
245
ECI Macola /Max Holding LLC Term
Loan B
6.580% due 09/27/24 (Ê) 368
367
EnergySolutions LLC 1st Lien Term
Loan B
6.080% due 05/11/25 (Ê) 743
713
Ensemble RCM LLC Term Loan
Zero coupon due 07/22/26 (~)(Ê) 750
750
Entegris , Inc. Term Loan B
4.234% due 11/01/25 (Ê) 373
373
Envision Healthcare Corp. 1st Lien Term
Loan B
5.984% due 10/11/25 (Ê) 1,106
948

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Everi Payments, Inc. 1st Lien Term Loan
Series 91D
5.234% due 05/09/24 (Ê) 480
480
EVO Payments International LLC 1st
Lien Term Loan B
5.490% due 12/22/23 (Ê) 198
198
EW Scripps Co. (The) Term Loan B
4.984% due 05/01/26 (Ê) 313
314
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.734% due 07/03/24 (~)(Ê) 590
590
Fort Dearborn Company 1st Lien Term
Loan
6.315% due 10/19/23 (Ê) 367
355
Getty Images, Inc. 1st Lien Term Loan
6.734% due 02/19/26 (Ê) 746
744
GHX Ultimate Parent Corp. 1st Lien
Term Loan
5.580% due 06/30/24 (Ê) 735
724
Global Payments, Inc. 1st Lien Term
Loan B3
3.984% due 04/22/23 (Ê) 246
246
Global Payments, Inc. 1st Lien Term
Loan B4
3.984% due 10/12/25 (Ê) 249
249
Gray Television, Inc. 1st Lien Term
Loan C
4.832% due 11/02/25 (Ê) 373
374
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
4.599% due 01/31/25 (Ê) 369
370
Gruden Holdings, Inc. 1st Lien Term
Loan
7.830% due 08/18/22 (Ê) 1,186
1,177
GTT Communications, Inc. 1st Lien
Term Loan B
4.980% due 05/31/25 (Ê) 1,452
1,270
H.B. Fuller Co. 1st Lien Term Loan B
4.272% due 10/20/24 (Ê) 638
634
HCA, Inc. Term Loan B10
4.330% due 03/07/25 (Ê) 99
99
HCP Acquisition LLC Term Loan
Series NCD
4.984% due 03/24/24 (Ê) 499
497
Heartland Dental LLC 1st Lien Term
Loan
3.750% due 04/30/25 (Ê)(
ƕ)
8
8
5.984% due 04/30/25 (Ê) 363
349
HGIM Corp. 1st Lien Term Loan
8.743% due 07/02/23 (Ê) 711
674
HS Purchaser LLC 1st Lien Term Loan
6.080% due 03/29/25 (Ê) 248
245
HUB International, Ltd. 1st Lien Term
Loan
5.267% due 04/25/25 (Ê) 467
462
Hyland Software, Inc. 1st Lien Term
Loan
5.484% due 07/01/24 (Ê) 123
123
Hyland Software, Inc. 2nd Lien Term
Loan
9.234% due 05/23/25 (Ê) 375
376
INEOS US Finance LLC 1st Lien Term
Loan B
4.258% due 03/31/24 (Ê) 739
727
Infor (US), Inc. 1st Lien Term Loan B6
5.080% due 02/06/22 (Ê) 500
499
Information Resources, Inc. 1st Lien
Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.022% due 12/03/25 (~)(Ê) 373
361
Inovalon Holdings, Inc. Term Loan B
5.875% due 04/02/25 (Ê) 1,485
1,484
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.234% due 06/29/24 (~)(Ê) 1,493
1,492
Jason, Inc. 1st Lien Term Loan
6.830% due 06/30/21 (Ê) 372
335
Kestra Financial, Inc. Term Loan
6.780% due 04/29/26 (~)(Ê) 375
372
Level 3 Financing, Inc. Term Loan B
4.484% due 02/22/24 (~)(Ê) 1,250
1,251
LifeScan Global Corp. 1st Lien Term
Loan
8.660% due 10/02/24 (Ê) 483
459
Limetree Bay Terminals LLC Term Loan
B
6.234% due 02/10/24 (Ê) 196
189
Lions Gate Capital Holdings LLC 1st
Lien Term Loan B
4.484% due 03/24/25 (Ê) 663
661
Lower Cadence Holdings LLC Term
Loan B
6.269% due 05/10/26 (Ê) 667
665
MCC Iowa LLC 1st Lien Term Loan M
4.350% due 01/15/25 (Ê) 365
366
Messer Industries USA, Inc. 1st Lien
Term Loan B
4.830% due 10/02/25 (Ê) 748
744
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.740% due 07/03/25 (Ê) 372
370
MGM Growth Properties LLC 1st Lien
Term Loan B
4.234% due 04/25/23 (~)(Ê) 994
994
MH Sub I LLC 1st Lien Term Loan
5.984% due 09/15/24 (Ê) 737
732
Midas Intermediate Holdco II, LLC Term
Loan B
5.080% due 08/18/21 (Ê) 748
732
Midcontinent Communication 2019 Term
Loan B
Zero coupon due 07/16/26 (~)(Ê) 462
464
Midwest Physician Administrative
Services LLC 2nd Lien Term Loan
9.234% due 08/11/25 (Ê) 367
358
Midwest Physician Administrative
Services, LLC 1st Lien Term Loan
4.984% due 08/15/24 (Ê) 732
713
Mitchell International, Inc. 1st Lien
Term Loan B
5.484% due 12/01/24 (Ê) 364
345
Mitchell International, Inc. 2nd Lien
Term Loan
9.484% due 11/20/25 (Ê) 500
469
MLN US Holdco LLC 1st Lien Term
Loan
6.734% due 07/13/25 (Ê) 737
716
NASCAR Holdings, Inc. Term Loan B
Zero coupon due 07/26/26 (~)(Ê) 270
271
Navistar, Inc. 1st Lien Term Loan B
5.830% due 11/06/24 (Ê) 739
740
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
Zero coupon due 06/20/26 (~)(Ê) 675
675
NN, Inc. 1st Lien Term Loan B
5.984% due 10/19/22 (Ê) 371
365
NN, Inc. 2nd Lien Term Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.484% due 04/03/21 (Ê) 363
356
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.830% due 11/27/20 (Ê) 748
696
NPC International, Inc. 1st Lien Term
Loan
5.769% due 04/20/24 (Ê) 980
784
On Assignment, Inc. 1st Lien Term Loan
B4
4.234% due 02/21/25 (~)(Ê) 718
718
Optiv , Inc. 1st Lien Term Loan
5.484% due 02/01/24 (Ê) 355
325
Panther BF Aggregator LP Term Loan B
5.734% due 04/30/26 (Ê) 232
232
PCI Gaming Authority Term Loan
5.234% due 05/31/26 (Ê) 624
628
Pearl Intermediate Parent LLC 1st Lien
Delayed-Draw Term Loan
4.033% due 02/14/25 (Ê) 107
104
4.033% due 02/14/25 (Ê)(
ƕ)
34
33
Pearl Intermediate Parent LLC 1st Lien
Term Loan
4.984% due 02/14/25 (Ê) 477
463
Penn National Gaming, Inc. 1st Lien
Term Loan B1
4.484% due 10/15/25 (Ê) 373
374
Plantronics, Inc.1st Lien Term Loan
4.734% due 07/02/25 (Ê) 345
345
Platform Specialty Products Corp. 1st
Lien Term Loan
4.484% due 01/31/26 (Ê) 179
179
Polar US Borrower LLC 1st Lien Term
Loan
7.063% due 10/16/25 (Ê) 373
365
Post Holdings, Inc. Incremental Term
Loan B
4.270% due 05/24/24 (~)(Ê) 798
797
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
5.484% due 04/13/25 (Ê) 343
342
Prime Security Services Borrower LLC
Term Loan B1
4.984% due 05/02/22 (Ê) 1,853
1,849
Procera Networks, Inc. 1st Lien Term
Loan
6.734% due 11/02/25 (Ê) 323
320
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B
5.810% due 04/26/24 (Ê) 372
367
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.506% due 05/18/25 (Ê) 496
488
Quintiles IMS, Inc. 1st Lien Term Loan
B2
4.330% due 01/18/25 (Ê) 246
246
Rackspace Hosting, Inc. 1st Lien Term
Loan
5.576% due 11/03/23 (Ê) 2,937
2,721
Radiate Holdco LLC 1st Lien Term
Loan B
5.234% due 02/01/24 (Ê) 1,477
1,460
Radio One, Inc. 1st Lien Term Loan B
6.240% due 04/05/23 (~)(Ê) 691
662
Red Ventures LLC 1st Lien Term Loan
B1
5.234% due 11/08/24 (Ê) 1,207
1,210
Refinitiv US Holdings, Inc. 1st Lien
Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.984% due 10/01/25 (Ê) 622
621
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.769% due 11/16/25 (Ê) 1,803
1,813
Research Now Group, Inc. 1st Lien Term
Loan
8.083% due 12/20/24 (Ê) 371
371
RHP Hotel Properties, LP Term Loan B
4.330% due 05/11/24 (Ê) 367
367
Rocket Software, Inc. Term Loan
6.484% due 11/28/25 (Ê) 345
339
RPI Finance Trust Term Loan B
4.234% due 03/27/23 (~)(Ê) 122
122
Sally Holdings LLC 1st Lien Term Loan
B1
4.490% due 07/05/24 (Ê) 586
574
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.984% due 08/14/24 (~)(Ê) 2,051
2,038
Seadrill Operating, LP Term Loan
8.330% due 02/21/21 (Ê) 744
486
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
5.484% due 12/31/25 (Ê) 249
245
Serta Simmons Bedding LLC 1st Lien
Term Loan
5.865% due 11/08/23 (Ê) 743
507
Serta Simmons Bedding LLC 2nd Lien
Term Loan
10.314% due 11/08/24 (Ê) 375
168
Sesac Holdco II LLC 1st Lien Term Loan
5.234% due 02/13/24 (Ê) 373
366
Sesac Holdco II LLC 2nd Lien Term
Loan
9.484% due 02/24/25 (Ê) 375
371
Shutterfly , Inc. Term Loan B
4.740% due 08/17/24 (Ê) 281
281
Sinclair Television Group, Inc. 2019
Term Loan B
Zero coupon due 07/17/26 (Ê) 1,143
1,144
Six Flags Entertainment Corp. Term
Loan B
4.240% due 04/17/26 (Ê) 400
401
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
6.020% due 05/16/25 (Ê) 662
609
SonicWALL US Holdings, Inc. 2nd Lien
Term Loan
10.020% due 05/18/26 (Ê) 300
267
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.750% due 08/04/21 (Ê) 119
89
Southwire Co. LLC 1st Lien Term Loan B
4.234% due 05/15/25 (Ê) 421
419
Sprint Corp. Term Loan B
5.250% due 02/03/24 (Ê) 829
828
SS&C Technologies Holdings, Inc. 1st
Lien Term Loan B5
4.484% due 04/16/25 (~)(Ê) 520
520
Station Casinos LLC 1st Lien Term
Loan B
4.740% due 06/08/23 (Ê) 492
493
STATS LLC Term Loan
7.619% due 05/17/26 (Ê) 306
302
Steak n Shake Operations, Inc. Term
Loan
5.990% due 03/19/21 (Ê) 448
327

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SuperMoose Borrower LLC 1st Lien
Term Loan
5.984% due 08/15/25 (Ê) 332
326
Tempo Acquisition LLC Term Loan B
5.234% due 05/01/24 (Ê) 245
245
TKC Holdings, Inc. 1st Lien Term Loan
5.990% due 02/01/23 (~)(Ê) 483
473
TMS International Corp. 1st Lien Term
Loan B2
4.997% due 08/14/24 (Ê) 334
334
TransDigm Group, Inc. 1st Lien Term
Loan G
4.830% due 08/22/24 (~)(Ê) 490
485
TransDigm Group, Inc. Term Loan
4.830% due 06/09/23 (Ê) 1,473
1,465
TruGreen Limited Partnership Term
Loan B
6.075% due 03/15/26 (Ê) 249
250
Twin River Worldwide Holdings, Inc.
Term Loan B
4.984% due 05/02/26 (Ê) 1,000
998
U.S. Silica Co., Inc. 1st Lien Term Loan
B
6.250% due 05/01/25 (Ê) 371
356
Uber Technologies, Inc. 1st Lien Term
Loan
6.325% due 03/22/25 (Ê) 416
417
UFC Holdings LLC 1st Lien Term Loan
5.490% due 04/30/26 (~)(Ê) 243
244
United Airlines, Inc. Term Loan B
3.984% due 04/01/24 (Ê) 978
975
United Natural Foods, Inc. Term Loan
6.484% due 10/22/25 (Ê) 746
628
Unitymedia Hessen GmbH & C0 KG 1st
Lien Term Loan E
4.354% due 06/01/23 (Ê) 1,750
1,748
Univar USA, Inc Term Loan B3
4.484% due 07/01/24 (Ê) 309
309
UPC Financing Partnership 1st Lien
Term Loan AR
4.854% due 01/15/26 (~)(Ê) 1,355
1,355
USI, Inc. Term Loan B
5.330% due 05/16/24 (Ê) 737
726
Varsity Brands Holding Co., Inc. 1st Lien
Term Loan
5.734% due 12/15/24 (Ê) 369
363
VeriFone Systems, Inc. 1st Lien Term
Loan
6.520% due 08/20/25 (Ê) 318
309
Verscend Holding Corp. 1st Lien Term
Loan B
6.734% due 08/27/25 (Ê) 744
747
Vertafore , Inc. 1st Lien Term Loan B
5.484% due 07/02/25 (Ê) 3,739
3,667
VICI Properties, Inc. 1st Lien Term
Loan B
4.272% due 12/15/24 (~)(Ê) 250
249
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.825% due 01/15/26 (~)(Ê) 375
376
W3 TopCo LLC 1st Lien Term Loan
8.242% due 03/08/22 (Ê) 368
367
Walker & Dunlop, Inc. 1st Lien Term
Loan B1
4.484% due 11/07/25 (Ê) 373
374
Web.com Group, Inc. 1st Lien Term
Loan B
6.075% due 10/11/25 (Ê) 682
678
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weight Watchers International, Inc. 1st
Lien Term Loan B
7.095% due 11/29/24 (Ê) 301
298
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.990% due 08/22/24 (Ê) 356
346
Wyndham Hotels & Resorts, Inc. 1st
Lien Term Loan B
3.984% due 05/30/25 (Ê) 521
522
121,459
Mortgage-Backed Securities - 25.1%
Alternative Loan Trust
Series 2005-27 Class 1A1
1.424% due 08/25/35 (~)(Ê) 350
301
Series 2005-59 Class 1A1
1.109% due 11/20/35 (Ê) 323
318
Series 2006-OA10 Class 3A1
1.428% due 08/25/46 (Ê) 448
401
American Home Mortgage Investment
Trust
Series 2007-1 Class GA1C
0.360% due 05/25/47 (Ê) 1,049
773
Banc of America Commercial Mortgage
Trust
Series 2008-1 Class AJ
6.283% due 02/10/51 (~)(Ê) 11
11
Bear Stearns ALT-A Trust
Series 2005-7 Class 21A1
2.871% due 09/25/35 (~)(Ê) 529
498
Series 2005-8 Class 21A1
2.824% due 10/25/35 (~)(Ê) 235
225
Series 2006-6 Class 1A1
0.541% due 11/25/36 (Ê) 538
554
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AJ
5.566% due 01/12/45 (~)(Ê) 178
158
Series 2007-T28 Class D
6.090% due 09/11/42 (~)(Ê)(Þ) 135
76
Chevy Chase Funding LLC Mortgage-
Backed Certificates
Series 2006-4A Class A2
2.446% due 11/25/47 (Ê)(Þ) 379
326
Citigroup Mortgage Loan Trust,  Inc.
Series 2007-AR5 Class 1A1A
3.765% due 04/25/37 (~)(Ê) 265
266
Commercial Mortgage Pass-Through
Certificates
Series 2012-CR3 Class E
4.770% due 10/15/45 (~)(Æ)(Ê)(Þ) 195
185
Commercial Mortgage Trust
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454
357
Series 2014-CR17 Class D
4.801% due 05/10/47 (~)(Ê)(Þ) 494
499
Series 2014-CR17 Class E
4.850% due 05/10/47 (~)(Ê)(Þ) 645
616
Series 2014-CR19 Class D
4.718% due 08/10/47 (~)(Ê)(Þ) 427
421
Connecticut Avenue Securities Trust
Series 2019-R03 Class 1B1
6.366% due 09/25/31 (Ê)(Þ) 147
158
Series 2019-R03 Class 1M2
4.416% due 09/25/31 (Ê)(Þ) 170
171
Countrywide Alternative Loan Trust
Series 2006-45T1 Class 2A7
1.578% due 02/25/37 (Ê) 257
127

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-OA10 Class 2A1
1.424% due 08/25/46 (Ê) 155
124
Series 2006-OA10 Class 4A1
0.411% due 08/25/46 (Ê) 647
576
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
6.275% due 09/15/39 (~)(Ê)(Þ) 9
9
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class D
3.944% due 04/15/50 (~)(Ê)(Þ) 298
284
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust
Series 2007-OA3 Class A1
0.918% due 07/25/47 (Ê) 297
283
Fannie Mae
4.500% due 2049 57
60
5.000% due 2049 70
76
30 Year TBA(Ï)
2.500% 3,000
2,964
3.000% 20,000
20,179
3.500% 17,000
17,408
4.000% 2 2 ,000
22,735
Fannie Mae Connecticut Avenue
Securities
Series 2015-C04 Class 1M2
6.136% due 04/25/28 (Ê) 240
266
Series 2016-C01 Class 1B
12.274% due 08/25/28 (Ê) 290
422
Series 2016-C02 Class 1B
12.688% due 09/25/28 (Ê) 608
883
Series 2016-C02 Class 1M2
6.438% due 09/25/28 (Ê) 290
320
Series 2016-C03 Class 2M2
6.189% due 10/25/28 (Ê) 493
540
Series 2016-C05 Class 2B
11.244% due 01/25/29 (Ê) 40
52
Series 2016-C05 Class 2M2
6.936% due 01/25/29 (Ê) 387
412
Series 2016-C06 Class 1M2
4.775% due 04/25/29 (Ê) 548
595
Series 2016-C07 Class 2M2
5.587% due 05/25/29 (Ê) 766
819
Series 2017-C01 Class 1B1
6.516% due 07/25/29 (Ê) 567
676
Series 2017-C01 Class 1M2
4.316% due 07/25/29 (Ê) 163
172
Series 2017-C02 Class 2B1
6.477% due 09/25/29 (Ê) 440
512
Series 2017-C02 Class 2M2
4.887% due 09/25/29 (Ê) 472
501
Series 2017-C03 Class 1B1
5.842% due 10/25/29 (Ê) 100
113
Series 2017-C05 Class 1B1
4.824% due 01/25/30 (Ê) 1,010
1,066
Series 2017-C06 Class 2M2
4.037% due 02/25/30 (Ê) 240
247
Series 2017-C07 Class 1M2
3.643% due 05/25/30 (Ê) 1,050
1,065
Series 2017-C07 Class 2B1
6.716% due 05/25/30 (Ê) 103
112
Series 2018-C01 Class 1B1
5.124% due 07/25/30 (Ê) 1,016
1,058
Series 2018-C03 Class 1B1
5.746% due 10/25/30 (Ê) 750
784
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C03 Class 1M2
3.896% due 10/25/30 (Ê) 187
188
Series 2018-C04 Class 2M2
4.652% due 12/25/30 (Ê) 557
568
Series 2018-C05 Class 1B1
6.332% due 01/25/31 (Ê) 140
151
Series 2019-R02 Class 1B1
6.640% due 09/25/31 (Ê)(Þ) 306
329
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê) 536
99
Series 2010-140 Class GS
Interest Only STRIP
5.229% due 07/25/39 (Ê) 506
31
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 353
13
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37 995
19
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê) 657
94
Series 2012-36 Class SN
Interest Only STRIP
5.672% due 04/25/42 (Ê) 381
61
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 1,098
94
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê) 323
54
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê) 1,366
268
Series 2013-9 Class SA
Interest Only STRIP
5.981% due 03/25/42 (Ê) 2,715
357
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 5,541
270
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 802
42
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê) 925
52
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,070
252
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 894
186
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê) 1,989
325
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 464
59
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 2,171
325
Series 2016-62 Class GS
Interest Only STRIP
3.785% due 09/25/46 (Ê) 2,198
346

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê) 1,596
246
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 2,327
296
Series 2016-88 Class BS
Interest Only STRP
3.594% due 12/25/46 (Ê) 2,071
344
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 1,352
96
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 1,541
174
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 2,048
279
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 790
105
Series 2017-8 Class SB
Interest Only STRIP
4.203% due 02/25/47 (Ê) 3,900
678
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 742
70
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,625
215
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 2,871
316
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 684
91
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 1,056
140
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê) 2,172
335
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,241
168
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 1,224
232
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 986
166
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,974
313
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê) 4,183
601
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 2,457
294
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê) 1,953
325
Series 2018-95 Class SL
Interest Only STRIP
3.710% due 01/25/49 (Ê) 1,688
261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-21 Class SB
Interest Only STRIP
3.784% due 05/25/49 (Ê) 2,887
437
Series 2019-32 Class SD
Interest Only STRIP
3.784% due 06/25/49 (Ê) 3,866
626
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê) 1,958
345
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 609
45
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê) 793
91
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê) 829
125
Series 2012-4073 Class AS
Interest Only STRIP
5.512% due 08/15/38 (Ê) 394
22
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê) 964
141
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 652
45
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 1,179
179
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 5,641
295
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê) 906
129
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 954
105
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 756
92
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 384
62
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 950
68
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 709
111
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 1,101
133
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 2,160
125
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 334
59
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 1,326
132

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 560
72
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 545
67
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 1,201
133
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 1,354
161
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 598
85
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 3,780
385
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 1,479
95
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,637
131
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,247
145
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 1,068
65
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 4,102
167
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 771
113
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê) 837
143
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,087
194
Series 2019-4878 Class SA
Interest Only STRIP
3.620% due 05/15/49 (Ê) 3,135
499
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183
179
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,559
353
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA1 Class B
11.515% due 10/25/27 (Ê) 248
328
Series 2015-DNA2 Class B
8.541% due 12/25/27 (Ê) 518
633
Series 2015-DNA3 Class B
9.875% due 04/25/28 (Ê) 671
883
Series 2016-DNA1 Class M3
5.986% due 07/25/28 (Ê) 539
606
Series 2016-DNA3 Class M3
5.756% due 12/25/28 (Ê) 746
821
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-HQA1 Class M3
6.792% due 09/25/28 (Ê) 500
571
Series 2016-HQA2 Class M3
5.674% due 11/25/28 (Ê) 253
280
Series 2016-HQA3 Class M3
4.374% due 03/25/29 (Ê) 899
965
Series 2016-HQA4 Class M3
4.427% due 04/25/29 (Ê) 797
857
Series 2017-DNA1 Class B1
5.729% due 07/25/29 (Ê) 496
565
Series 2017-HQA1 Class B1
6.216% due 08/25/29 (Ê) 525
595
Series 2017-HQA1 Class M2
4.787% due 08/25/29 (Ê) 425
450
Series 2018-DNA2
4.416% due 12/25/30 (Ê) 48
48
Series 2018-DNA2 Class B1
5.764% due 12/25/30 (Ê)(Þ) 260
272
Series 2019-DNA2 Class M2
4.937% due 03/25/49 (Ê)(Þ) 227
230
Ginnie Mae II
5.000% due 2049 512
540
5.500% due 2049 36
38
30 Year TBA(Ï)
4.000% 2,000
2,077
4.500% 4,000
4,166
5.000% 110
120
Ginnie Mae REMICS
Interest Only STRIP
3.784% due 08/16/34 (Š) 180
28
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,272
224
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 107
20
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 6,405
1,295
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 1,253
228
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 485
88
Series 2010-50 Class QS
Interest Only STRIP
6.018% due 12/20/38 (Ê) 1,133
33
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê) 1,582
106
Series 2010-167 Class SG
Interest Only STRIP
5.237% due 08/16/38 (Ê) 1,431
51
Series 2010-H20 Class IF
Interest Only STRIP
1.401% due 10/20/60 (~)(Ê) 1,677
83
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê) 1,184
193
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê) 1,351
84
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 923
209

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-148 Class SN
Interest Only STRIP
5.462% due 11/16/41 (Ê) 817
165
Series 2011-151 Class SC
Interest Only STRIP
5.983% due 07/16/40 (Ê) 387
33
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 205
7
Series 2011-H16 Class FI
Interest Only STRIP
1.040% due 07/20/61 (~)(Ê) 1,485
53
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,389
244
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 433
83
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê) 5,600
193
Series 2012-H11 Class FI
Interest Only STRIP
1.226% due 02/20/62 (~)(Ê) 7,075
221
Series 2012-H29 Class CI
Interest Only STRIP
1.409% due 02/20/62 (~)(Ê) 4,819
214
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 689
72
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,111
79
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 325
59
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 2,282
380
Series 2013-99 Class AS
Interest Only STRIP
5.311% due 06/20/43 (Ê) 318
50
Series 2013-182 Class SP
Interest Only STRIP
5.961% due 12/20/43 (Ê) 266
51
Series 2013-184 Class SK
Interest Only STRIP
3.547% due 12/20/43 (Ê) 2,156
321
Series 2013-H15 Class CI
Interest Only STRIP
1.772% due 07/20/63 (~)(Ê) 2,757
98
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê) 3,897
142
Series 2014-27 Class S
Interest Only STRIP
3.619% due 02/20/44 (Ê) 2,175
350
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 551
44
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê) 1,767
260
Series 2014-60 Class SE
Interest Only STRIP
5.574% due 04/20/44 (Ê) 463
71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 479
93
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 2,488
437
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,927
110
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 422
61
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 3,049
361
Series 2014-H06 Class BI
Interest Only STRIP
1.482% due 02/20/64 (~)(Ê) 2,117
102
Series 2014-H06 Class TR
Interest Only STRIP
1.429% due 03/20/64 (~)(Ê) 2,606
110
Series 2014-H08 Class BI
Interest Only STRIP
1.454% due 04/20/64 (~)(Ê) 2,520
199
Series 2014-H08 Class CI
Interest Only STRIP
1.485% due 03/20/64 (~)(Ê) 2,806
127
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê) 2,159
90
Series 2014-H11 Class GI
Interest Only STRIP
1.480% due 06/20/64 (~)(Ê) 2,576
182
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê) 2,966
138
Series 2014-H23 Class BI
Interest Only STRIP
1.564% due 11/20/64 (~)(Ê) 3,340
254
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê) 2,789
204
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,974
194
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 650
121
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 1,351
115
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 387
70
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 673
76
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 624
118
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 961
62
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 350
70

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 919
128
Series 2015-111 Class IJ
Interest Only STRIP
3.500% due 08/20/45 1,112
121
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 1,056
124
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 520
76
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,678
185
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 650
133
Series 2015-H01 Class BI
Interest Only STRIP
1.567% due 01/20/65 (~)(Ê) 5,286
357
Series 2015-H03 Class DI
Interest Only STRIP
1.884% due 01/20/65 (~)(Ê) 2,293
194
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê) 2,808
221
Series 2015-H08 Class BI
Interest Only STRIP
2.082% due 03/20/65 (~)(Ê) 923
75
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê) 369
28
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê) 938
81
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê) 670
64
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê) 470
30
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê) 3,003
294
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê) 1,187
51
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê) 870
65
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê) 505
45
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 1,259
199
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,570
270
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 494
54
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 509
102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-77 Class SC
Interest Only STRIP
5.574% due 10/20/45 (Ê) 565
104
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 679
94
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,348
91
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 351
29
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 405
57
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 2,087
381
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 867
55
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê) 1,679
17
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê) 665
51
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~)(Ê) 1,445
130
Series 2016-H12 Class AI
Interest Only STRIP
1.643% due 07/20/65 (~)(Ê) 2,904
225
Series 2016-H14 Class AI
Interest Only STRIP
2.467% due 06/20/66 (~)(Ê) 3,330
338
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê) 1,715
199
Series 2016-H17 Class DI
Interest Only STRIP
1.999% due 07/20/66 (~)(Ê) 2,489
264
Series 2016-H18 Class QI
Interest Only STRIP
1.975% due 06/20/66 (~)(Ê) 2,175
255
Series 2016-H20 Class BI
Interest Only STRIP
1.562% due 09/20/66 (~)(Ê) 2,533
161
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê) 2,200
186
Series 2016-H23 Class NI
Interest Only STRIP
2.830% due 10/20/66 (~)(Ê) 3,162
341
Series 2016-H24 Class CI
Interest Only STRIP
1.703% due 10/20/66 (~)(Ê) 3,962
315
Series 2016-H24 Class JI
Interest Only STRIP
2.721% due 11/20/66 (~)(Ê) 1,495
168
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 809
40
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 907
83

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,927
118
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 825
107
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 1,051
229
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,744
302
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 657
126
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 2,357
437
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 2,481
293
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 989
127
Series 2017-120 Class IJ
Interest Only STRIP
4.000% due 04/20/47 3,062
292
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 1,093
254
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 545
80
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 1,114
186
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 958
206
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,520
162
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 3,150
566
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 1,270
99
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê) 4,472
415
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê) 1,962
224
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê) 4,041
500
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê) 1,770
255
Series 2017-H03 Class HI
Interest Only STRIP
1.543% due 01/20/67 (~)(Ê) 3,639
251
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê) 4,282
581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê) 3,874
462
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê) 1,873
128
Series 2017-H06 Class MI
Interest Only STRIP
2.170% due 02/20/67 (~)(Ê) 2,790
326
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê) 1,332
226
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê) 2,825
371
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê) 5,120
602
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê) 4,667
480
Series 2017-H10 Class MI
Interest Only  STRIP
1.714% due 04/20/67 (~)(Ê) 3,065
318
Series 2017-H11 Class NI
Interest Only STRIP
2.105% due 05/20/67 (~)(Ê) 2,502
264
Series 2017-H13 Class QI
Interest Only STRIP
2.094% due 06/20/67 (~)(Ê) 2,903
319
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê) 2,477
348
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê) 3,896
391
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê) 5,473
539
Series 2017-H16 Class JI
Interest Only STRIP
2.247% due 08/20/67 (~)(Ê) 2,352
339
Series 2017-H20 Class GI
Interest Only STRIP
2.158% due 09/20/67 (~)(Ê) 7,007
848
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê) 1,699
115
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê) 7,060
405
Series 2018-33 Class IO
Interest Only STRIP
4.000% due 02/20/48 2,073
366
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê) 1,630
258
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê) 3,019
471
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 495
37
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 3,238
316

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 7,458
869
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê) 2,831
371
Series 2018-H02 Class PI
Interest Only STRIP
2.033% due 02/20/68 (~)(Ê) 1,895
276
Series 2018-H05 Class AI
Interest Only STRIP
2.933% due 02/20/68 (~)(Ê) 1,687
238
Series 2019-35 Class SE
Interest Only STRIP
3.668% due 01/16/44 (Ê) 2,588
386
Series 2019-78 Class SJ
Interest Only STRIP
3.779% due 06/20/49 (Ê) 293
42
Goldman Sachs Mortgage Securities
Trust
Series 2011-GC3 Class E
5.000% due 03/10/44 (~)(Ê)(Þ) 215
219
Series 2014-GC24 Class D
4.662% due 09/10/47 (~)(Ê)(Þ) 819
697
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650
521
Series 2014-C18 Class D
4.814% due 02/15/47 (~)(Ê)(Þ) 538
510
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
1.438% due 06/25/37 (Ê) 181
98
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 (Æ) 358
330
Series 2007-CB20 Class E
6.487% due 02/12/51 (~)(Ê)(Þ) 901
819
Series 2011-C3 Class D
5.664% due 02/15/46 (~)(Ê)(Þ) 438
433
Series 2011-C3 Class E
5.801% due 02/15/46 (~)(Ê)(Þ) 176
169
Series 2012-C6 Class E
5.365% due 05/15/45 (~)(Ê)(Þ) 500
475
Series 2013-LC11 Class D
4.380% due 04/15/46 (~)(Ê) 307
277
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500
391
Mello Warehouse Securitization Trust
Series 2019-1 Class A
3.066% due 06/25/52 (Ê)(Þ) 700
700
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 252
201
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C10 Class E
4.217% due 07/15/46 (~)(Ê)(Þ) 276
250
Series 2013-C10 Class F
4.217% due 07/15/46 (~)(Ê)(Þ) 885
736
Series 2013-C11 Class E
4.337% due 08/15/46 (~)(Ê)(Þ) 272
152
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ) 513
473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-C17 Class D
4.855% due 08/15/47 (~)(Ê)(Þ) 156
151
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ) 384
346
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ) 145
131
Oaktown Re, Ltd.
Series 2018-1A Class M2
5.254% due 07/25/28 (Ê)(Þ) 340
343
Station Place Securitization Trust
Series 2019-7 Class A
2.962% due 09/24/20 (Ê)(Š)(Þ) 696
696
Structured Asset Mortgage Investments
II Trust
Series 2006-AR7 Class A1A
0.981% due 08/25/36 (Ê) 148
140
Series 2006-AR7 Class A1BG
1.102% due 08/25/36 (Ê) 739
690
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 291
269
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
4.886% due 05/10/63 (~)(Ê)(Þ) 155
125
Interest Only STRIP
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221
76
Series 2012-C4 Class D
4.629% due 12/10/45 (~)(Ê)(Þ) 258
253
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
1.392% due 01/25/45 (Ê) 47
46
Series 2005-AR10 Class 1A3
2.502% due 09/25/35 (~)(Ê) 481
487
Series 2005-AR14 Class 1A2
3.406% due 12/25/35 (~)(Ê) 596
593
Wells Fargo Commercial Mortgage Trust
Series 2010-C1 Class E
4.000% due 11/15/43 (Þ) 203
195
Series 2013-LC12 Class D
4.434% due 07/15/46 (~)(Ê)(Þ) 492
428
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381
305
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR2 Class 1A1
3.539% due 03/25/36 (~)(Ê) 80
82
Series 2006-AR5 Class 1A1
4.192% due 04/25/36 (~)(Ê) 79
81
WFRBS Commercial Mortgage Trust
Series 2011-C2 Class F
5.000% due 02/15/44 (~)(Ê)(Þ) 283
250
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Æ)(Ê)(Þ) 998
805
Series 2012-C7 Class D
4.988% due 06/15/45 (~)(Ê)(Þ) 140
136
Series 2012-C7 Class E
4.833% due 06/15/45 (~)(Ê)(Þ) 550
487
Series 2012-C9 Class E
4.780% due 11/15/45 (~)(Ê)(Þ) 399
364
Series 2012-C10 Class D
4.452% due 12/15/45 (~)(Ê)(Þ) 795
719
160,258

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Non-US Bonds - 0.1%
Lincoln Financing SARL
3.625% due 04/01/24 (Þ) EUR 600
684
Total Long-Term Investments
(cost $455,359) 453,363
Common Stocks - 0.0%
Producer Durables - 0.0%
HGIM Corp.(Æ) 1,083
15
Total Common Stocks
(cost $39) 15
Options Purchased - 0.5%
(Number of Contracts)
Cross Currency Options
(EUR/USD)
Societe Generale Aug 2019 1.17
Call (1) EUR 50,652 (ÿ) —
Societe Generale Nov 2019 1.16
Call (1) EUR 62,775 (ÿ) 142
Cross Currency Options
(JPY/USD)
JPMorgan Chase Aug 2019 102.00
Put (1) USD 3,304,800 (ÿ) 1
JPMorgan Chase Oct 2019 105.00
Put (1) USD 3,402,000 (ÿ) 95
Cross Currency Options
(USD/AUD)
BNP Paribas Nov 2019 0.67 Put (1) AUD 27,135 (ÿ) 194
Cross Currency Options
(USD/ILS)
BNP Paribas Aug 2019 3.71 Call
(1) USD 20,034 (ÿ) —
BNP Paribas Sep 2019 3.68 Call
(1) USD 16,928 (ÿ) 2
BNP Paribas Sep 2019 3.70 Call
(1) USD 12,950 (ÿ) —
E-Mini S&P 500 Index
Morgan Stanley Aug 2019 3,150.00
Call (378) USD 59,535 (ÿ) 2
Euro STOXX 50 Index
Futures
Morgan Stanley Oct 2019 3,175.00
Put (810) EUR 25,718 (ÿ) 190
Morgan Stanley Dec 2020 2,400.00
Put (3,240) EUR 77,760 (ÿ) 1,272
Euro-Bund Futures
Morgan Stanley Aug 2019 170.00
Call (68) EUR 345 (ÿ) (345)
Fannie Mae Bonds
JPMorgan Chase Aug 2019 100.81
Call (1) USD 34 , 000 (ÿ) 66
JPMorgan Chase Aug 2019 102.07
Call (1) USD 24 , 000 (ÿ) 87
JPMorgan Chase Oct 2019 100.12
Put (1) USD 9 ,0 00 (ÿ) 20
JPMorgan Chase Oct 2019 100.30
Put (1) USD 9 , 00 0 (ÿ) 25
JPMorgan Chase Oct 2019 100.49
Put (1) USD 9, 00 0 (ÿ) 30
S&P 500 Index
Morgan Stanley Aug 2019 3,050.00
Call (54) USD 16,470 (ÿ) 26
Morgan Stanley Aug 2019 2,725.00
Put (135) USD 36,788 (ÿ) 41
Morgan Stanley Aug 2019 2,750.00
Put (135) USD 37,125 (ÿ) 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Sep 2019 3,100.00
Call (27) USD 8,370 (ÿ) 25
Morgan Stanley Sep 2019 2,750.00
Put (135) USD 37,125 (ÿ) 200
Morgan Stanley Sep 2019 2,800.00
Put (135) USD 37,800 (ÿ) 265
Morgan Stanley Sep 2019 2,850.00
Put (135) USD 38,475 (ÿ) 352
Morgan Stanley Oct 2019 2,750.00
Put (135) USD 37,125 (ÿ) 340
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Barclays, USD 1.731%/USD 3 Month
LIBOR, USD 14,990, 01/02/25)
Barclays Dec 2019 0.00 Call (1) 14,990 (ÿ)
94
(Goldman Sachs, USD 1.875%/USD 3
Month LIBOR, USD 37,474, 08/29/29)
Goldman Sachs Aug 2019 0.00
Call (1)
37,474 (ÿ)
106
(Barclays, USD 3 Month LIBOR/USD
1.731%, USD 14,990, 01/02/25)
Barclays Dec 2019 0.00 Put (1) 14,990 (ÿ)
133
Total Options Purchased
(cost $8,512) 3,474
Warrants & Rights - 0.0%
Harvey Gulf International Marine
LLC(Æ)
2023  Warrants 4,846 68
Total Warrants & Rights
(cost $174) 68
Short-Term Investments - 35.6%
Bundesschatzanweisungen
Zero coupon due 09/13/19 4,000
4,430
Commonwealth Bank of Australia
Series REGS
3.205% due 11/07/19 (Ê) 600
601
Education Advisory Board 1st Lien Term
Loan
6.381% due 02/27/20 (Ê) 444
440
European Stability Mechanism Treasury
Bill
Zero coupon due 09/05/19 7,000
7,752
France Treasury Bills
Zero coupon due 08/28/19 1,250
1,384
Zero coupon due 09/18/19 10,500
11,632
Zero coupon due 10/16/19 5,500
6,095
Zero coupon due 12/18/19 1,000
1,110
German Treasury Bills
Zero coupon due 12/11/19 1,100
1,220
Italy Buoni Ordinari del Tesoro BOT
Zero coupon due 11/29/19 3,000
3,323
Japan Treasury Discount Bills
Series 836
Zero coupon due 12/10/19 JPY 733,000
6,742
Southcross Energy Partners, LP Delayed
Draw Term Loan
12.380% due 10/01/19 (Ê) 10
10
Southcross Energy Partners, LP Term
Loan
10.750% due 10/01/19 (Ê) 10
10
Station Place Securitization Trust
Series 2018-5 Class A
3.130% due 09/24/19 (Ê)(Š)(Þ) 317
317
Series 2018-8 Class A

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.130% due 02/24/20 (Ê)(Š)(Þ) 802
810
Series 2019-3 Class A
3.083% due 06/24/20 (Ê)(Š)(Þ) 730
730
Tenet Healthcare Corp.
4.750% due 06/01/20 583
590
U.S. Cash Management Fund(@) 145,415,964
(∞)
145,476
United States Treasury Bills
0.000% due 08/01/19 (ç)(ž) 842
842
1.707% due 08/06/19 (§)(ç) 3,500
3,499
1.707% due 08/06/19 (ç)(ž) 711
711
2.126% due 08/08/19 (§)(ç)(ž) 2,298
2,297
2.002% due 08/13/19 (§)(ç)(ž) 540
540
2.235% due 08/15/19 (ç)(ž) 174
174
1.971% due 08/20/19 (ç) 2,000
1,998
1.971% due 08/20/19 (ç)(ž) 749
748
1.883% due 08/29/19 (ç)(ž) 8,500
8,487
0.838% due 10/01/19 (ž) 6,200
6,191
2.070% due 11/21/19 (ž) 637
633
2.068% due 12/05/19 (§)(ž) 2,059
2,044
2.066% due 12/12/19 (ž) 497
493
0.532% due 01/30/20 (ž) 6,500
6,483
Total Short-Term Investments
(cost $228,497) 227,812
Total Investments 107.0%
(identified cost $692,581) 684,732
Other Assets and Liabilities,
Net - (7.0%)
(44,911)
Net Assets - 100.0%
639,821

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 155
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
13.4%
1011778 BC ULC / New Red Finance, Inc. 09/26/16 3,150,000 101.12 3,185
3,152
Acrisure LLC / Acrisure Finance, Inc. 04/17/19 500,000 103.33 517
535
AIMCO 12/12/17 500,000 100.00 500
475
Aker BP ASA 06/12/19 975,000 100.00 975
1,004
AMN Healthcare Services, Inc. 06/10/19 2,675,000 100.84 2,697
2,734
Amsted Industries, Inc. 05/21/19 1,200,000 100.36 1,204
1,230
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 11/13/17 2,350,000 100.48 2,361
2,386
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.23 135
76
Bellemeade Re, Ltd. 07/10/18 410,000 101.47 416
415
CCO Holdings LLC / CCO Holdings Capital Corp. 10/10/17 1,650,000 100.04 1,651
1,658
CCO Holdings LLC / CCO Holdings Capital Corp. 06/20/19 300,000 102.32 307
307
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 379,232 85.57 324
326
CIFC Funding, Ltd. 12/14/18 925,000 99.05 916
923
Commercial Mortgage Pass-Through Certificates 06/22/17 195,000 0.86 169
185
Commercial Mortgage Trust 03/10/17 454,000 76.33 347
357
Commercial Mortgage Trust 10/30/18 494,000 96.86 478
499
Commercial Mortgage Trust 05/02/19 645,000 93.19 601
616
Commercial Mortgage Trust 07/23/19 427,000 98.61 421
421
CommScope Finance LLC 02/07/19 2,350,000 100.69 2,366
2,379
CommScope , Inc. 04/11/17 1,725,000 101.29 1,747
1,725
Connecticut Avenue Securities Trust 04/09/19 170,000 100.00 170
171
Connecticut Avenue Securities Trust 04/09/19 147,000 100.00 147
158
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.81 9
9
CSAIL Commercial Mortgage Trust 11/22/16 298,000 83.86 250
284
CSC Holdings LLC 03/06/19 1,650,000 100.24 1,654
1,650
CSC Holdings LLC 03/06/19 2,050,000 102.14 2,094
2,102
DAE Funding LLC 07/21/17 2,000,000 100.00 2,000
2,036
Drawbridge Special Opportunities Fund LP 12/12/17 2,300,000 101.01 2,323
2,321
Fannie Mae Connecticut Avenue Securities 03/05/19 306,000 100.00 306
329
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.78 172
179
Freddie Mac Structured Agency Credit Risk Debt Notes 08/24/18 260,000 99.68 259
272
Freddie Mac Structured Agency Credit Risk Debt Notes 03/19/19 227,000 100.00 227
230
Goldman Sachs Mortgage Securities Trust 10/11/18 819,000 87.80 719
697
Goldman Sachs Mortgage Securities Trust 11/16/18 215,000 95.98 206
219
GTT Communications, Inc. 12/08/16 451,000 97.40 439
351
Guggenheim CLO LLC 10/05/18 757,000 99.05 750
685
Holly Energy Partners LP / Holly Energy Finance Corp. 04/23/19 225,000 103.82 234
235
IMS Health, Inc. 12/21/17 2,000,000 102.30 2,046
2,046
Inmarsat Finance PLC 08/23/17 775,000 101.38 786
781
International Game Technology PLC 01/17/18 2,450,000 103.36 2,532
2,578
Iron Mountain, Inc. 09/28/16 1,730,000 101.16 1,750
1,741
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 06/14/19 400,000 103.53 414
415
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 69.98 455
521
JPMBB Commercial Mortgage Securities Trust 07/10/17 538,000 89.53 482
510
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.33 482
475
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 901,000 100.35 904
819
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 72.50 363
391
JPMorgan Chase Commercial Mortgage Securities Trust 03/06/19 176,000 97.68 172
169
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 438,000 98.06 429
433
Kinetic Concepts, Inc. / KCI USA, Inc. 03/30/17 1,225,000 102.96 1,261
1,252
Ladder Capital Finance Holdings LLLP 03/02/17 1,500,000 100.19 1,503
1,538
LCM XVIII, LP 04/12/18 750,000 100.00 750
699
Legacy Mortgage Asset Trust 03/28/19 190,000 97.34 185
187
Lincoln Financing SARL 03/27/19 EUR 600,000 112.51 675
684
Magnetite XV CLO, Ltd. 01/08/19 275,000 91.31 251
249
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
620
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
700
Moog, Inc. 01/08/18 717,000 102.74 737
728
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 513,382 84.55 434
473
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 276,000 85.54 236
250
Morgan Stanley Bank of America Merrill Lynch Trust 05/02/18 885,000 80.61 713
736
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 49.85 136
152
Morgan Stanley Bank of America Merrill Lynch Trust 07/17/19 156,000 96.90 151
151
Morgan Stanley Capital I Trust 07/26/17 145,000 85.55 124
131
Morgan Stanley Capital I Trust 08/21/17 384,000 87.66 337
346
Mountain View CLO XIV, Ltd. 03/19/19 250,000 97.57 244
240
MSCI, Inc. 07/25/19 800,000 103.62 829
824

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Nationstar HECM Loan Trust 07/25/18 320,000 97.28 311
314
Nationstar Mortgage Holdings, Inc. 05/01/19 200,000 101.19 202
208
Nexstar Broadcasting, Inc. 07/24/19 800,000 104.12 833
831
Nielsen Finance LLC / Nielsen Finance Co. 03/15/17 1,600,000 101.02 1,616
1,598
Oaktown Re, Ltd. 07/10/18 117,697 103.33 122
121
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
343
Open Text Corp. 02/06/18 2,250,000 102.64 2,309
2,300
Rackspace Hosting, Inc. 11/17/17 533,000 98.51 525
488
Radio One, Inc. 01/30/17 122,000 101.55 124
122
RegionalCare Hospital Partners Holdings, Inc. 01/02/19 600,000 105.35 632
639
Reliance Intermediate Holdings, LP 01/08/18 1,060,000 103.77 1,100
1,092
Sealed Air Corp. 03/09/18 600,000 102.52 615
639
Sirius XM Radio, Inc. 06/26/17 1,500,000 99.13 1,487
1,515
Sirius XM Radio, Inc. 06/18/19 1,950,000 100.62 1,962
2,007
Six Flags Entertainment Corp. 04/01/19 675,000 99.23 670
690
Sound Point CLO III-R, Ltd. 01/09/19 300,000 95.94 288
286
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.08 1,387
1,276
Standard Industries, Inc. 01/17/18 1,425,000 103.43 1,474
1,455
Station Place Securitization Trust 07/24/18 317,000 100.00 317
317
Station Place Securitization Trust 12/17/18 802,000 100.00 802
810
Station Place Securitization Trust 04/23/19 730,000 100.00 730
730
Station Place Securitization Trust 07/22/19 696,000 100.00 696
696
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
235
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
1,003
Symphony CLO, Ltd. 12/19/18 250,000 93.20 233
244
TEGNA, Inc. 09/29/16 1,400,000 100.84 1,412
1,402
TerraForm Power Operating LLC 11/28/17 65,000 100.00 65
65
Trinitas CLO X, Ltd. 03/15/19 700,000 95.10 666
670
Trinitas CLO X, Ltd. 07/11/19 2,000,000 89.90 1,798
1,755
UBS Commercial Mortgage Trust 08/01/18 291,000 87.22 254
269
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.43 146
125
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.26 155
76
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.66 249
253
US Foods, Inc. 01/22/19 375,000 101.74 382
384
Virgin Media Secured Finance PLC 04/18/19 400,000 103.66 415
416
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.42 435
428
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 82.87 316
305
Wells Fargo Commercial Mortgage Trust 10/03/18 203,000 94.13 191
195
WEX, Inc. 10/27/17 2,400,000 101.56 2,437
2,412
WFRBS Commercial Mortgage Trust 12/15/16 795,000 89.64 713
719
WFRBS Commercial Mortgage Trust 03/10/17 998,000 0.81 812
805
WFRBS Commercial Mortgage Trust 05/05/17 140,000 97.52 137
136
WFRBS Commercial Mortgage Trust 05/23/17 550,000 83.41 459
487
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.10 344
364
WFRBS Commercial Mortgage Trust 06/14/19 283,000 87.38 247
250
ZAIS CLO 11, Ltd. 11/16/18 250,000 97.11 243
235
85,880
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 157
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Acrisure LLC Term Loan B USD 3 Month LIBOR 3.750
Advanced Disposal Services, Inc. Term Loan B3 USD 1 Week LIBOR 2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 2 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AI Ladder (Luxembourg) Subco Sarl Term Loan USD 3 Month LIBOR 4.500
AI Mistral (Luxembourg) Subco Sarl USD 1 Month LIBOR 3.000
AIMCO USD 3 Month LIBOR 5.200
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Alpha 3 BV Term Loan B USD 3 Month LIBOR 3.000
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alternative Loan Trust USD 1 Month LIBOR 0.330
Alternative Loan Trust USD 1 Month LIBOR 0.190
Altice Financing SA 1st Lien Term Loan USD 1 Month LIBOR 2.750
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Airlines, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 1.750
American Airlines, Inc. Term Loan B USD 1 Month LIBOR 2.000
American Home Mortgage Investment Trust USD 1 Month LIBOR 0.190
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 3 Month LIBOR 1.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Aristocrat International, Pty Ltd. 1st Lien Term Loan USD 3 Month LIBOR 1.750
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascena Retail Group, Inc. Term Loan B USD 1 Month LIBOR 4.500
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
AssuredPartners , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Asurion LLC Term Loan B6 USD 1 Month LIBOR 3.000
Avaya, Inc. Term Loan B USD 1 Month LIBOR 4.250
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Bass Pro Group LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 2.750
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.320
Bellemeade Re, Ltd. USD 1 Month LIBOR 4.250
Belron SA Term Loan B USD 3 Month LIBOR 2.500
Berry Global, Inc. Term Loan U USD 3 Month LIBOR 2.500
Berry Plastics Group, Inc. 1st Lien Term Loan Q USD 1 Month LIBOR 2.250
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
C.H. Guenther & Son, Inc. Term Loan B USD 1 Month LIBOR 2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Canyon Valor Cos., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 5.750
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.000
Chevy Chase Funding LLC Mortgage-Backed Certificates USD 1 Month LIBOR 0.180
CIFC Funding, Ltd. USD 3 Month LIBOR 7.200
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.350
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. 1st Lien Term Loan USD 1 Month LIBOR 8.750
Commonwealth Bank of Australia USD 3 Month LIBOR 0.640
Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.150
Connecticut Avenue Securities Trust USD 1 Month LIBOR 4.100
Constellis Holdings LLC 1st Lien Term Loan USD 2 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Cortes NP Acquisition Corp Term Loan B USD 3 Month LIBOR 4.000
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.340
Crown Finance, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
CSC Holdings LLC 1st Lien Term Loan USD 1 Month LIBOR 2.250
CSC Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Delek US Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.250
Dell International LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500
Deutsche ALT-A Securities, Inc. Alternate Loan Trust USD 1 Month LIBOR 0.140
Diamond (BC) BV 1st Lien Term Loan USD 2 Month LIBOR 3.000
Digicert Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Digicert Holdings, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
Dynacast International LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Dynatrace LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
ECI Macola /Max Holding LLC Term Loan B USD 3 Month LIBOR 4.250
Education Advisory Board 1st Lien Term Loan USD 3 Month LIBOR 3.750
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 4.000
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Entegris , Inc. Term Loan B USD 1 Month LIBOR 2.000
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 7.500
Everi Payments, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.000
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
EW Scripps Co. (The) Term Loan B USD 3 Month LIBOR 2.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.800
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.400
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.600

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 159
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.850
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.650
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 10.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 11.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 12.250
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.850
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 6.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.200
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.900
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.550
Garda World Security Corp. Term Loan B USD 3 Month LIBOR 3.500
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.550
Ginnie Mae REMICS USD 1 Month LIBOR 6.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.750
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Global Payments, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Global Payments, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
Gray Television, Inc. 1st Lien Term Loan C USD 3 Month LIBOR 2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.250
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GSAA Home Equity Trust USD 1 Month LIBOR 0.250
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
H.B. Fuller Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Hamilton Holdco LLC Term Loan B USD 3 Month LIBOR 2.000
HCA, Inc. Term Loan B10 USD 3 Month LIBOR 2.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 161
Variable Rate Securities
Securities Referenced Rate Spread %
HCP Acquisition LLC Term Loan USD 1 Month LIBOR 2.750
Heartland Dental LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Heartland Dental LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HLF Financing Sarl LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
HS Purchaser LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Hyland Software, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.000
I-Logic Technologies Bidco , Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.250
INEOS US Finance LLC 1st Lien Term Loan B USD 2 Month LIBOR 2.000
Infor (US), Inc. 1st Lien Term Loan B6 USD 3 Month LIBOR 2.750
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
Inovalon Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
JPMorgan Alternative Loan Trust USD 1 Month LIBOR 0.200
Kestra Financial, Inc. Term Loan USD 3 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Week LIBOR 4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Lower Cadence Holdings LLC Term Loan B USD 3 Month LIBOR 4.000
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Medallion Midland Acquisition, LLC USD 1 Month LIBOR 3.250
Mello Warehouse Securitization Trust USD 1 Month LIBOR 0.800
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
MH Sub I LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II, LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Midwest Physician Administrative Services, LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitchell International, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.250
MLN US Holdco LLC 1st Lien Term Loan USD 1 Month LIBOR 4.500
Morgan Stanley ABS Capital I, Inc. Trust USD 1 Month LIBOR 2.325
Mountain View CLO XIV, Ltd. USD 3 Month LIBOR 6.710
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
NN, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Numericable US LLC 1st Lien Term Loan B11 USD 1 Month LIBOR 2.750
Oaktown Re, Ltd. USD 1 Month LIBOR 4.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Oaktown Re, Ltd. USD 1 Month LIBOR 2.850
On Assignment, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.000
Open Text Corp. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Optiv , Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 3.000
Pearl Intermediate Parent LLC 1st Lien Delayed-Draw Term Loan USD 3 Month LIBOR 1.000
Pearl Intermediate Parent LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Plantronics, Inc.1st Lien Term Loan USD 1 Month LIBOR 2.500
Platform Specialty Products Corp. 1st Lien Term Loan USD 1 Month LIBOR 2.250
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Post Holdings, Inc. Incremental Term Loan B USD 3 Month LIBOR 2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 3 Month LIBOR 2.250
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 5.500
Procera Networks, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.000
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 3 Month LIBOR 9.000
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
RHP Hotel Properties, LP Term Loan B USD 3 Month LIBOR 2.000
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Sally Holdings LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seadrill Operating, LP Term Loan USD 3 Month LIBOR 6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Serta Simmons Bedding LLC 1st Lien Term Loan USD 1 Month LIBOR 3.500
Serta Simmons Bedding LLC 2nd Lien Term Loan USD 1 Month LIBOR 8.000
Sesac Holdco II LLC 1st Lien Term Loan USD 1 Month LIBOR 3.000
Sesac Holdco II LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Shutterfly , Inc. Term Loan B USD 1 Month LIBOR 2.500
Six Flags Entertainment Corp. Term Loan B USD 1 Month LIBOR 2.000
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan USD 3 Month LIBOR 7.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southcross Energy Partners, LP 1st Lien Term Loan B USD 3 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Southcross Energy Partners, LP Term Loan USD 3 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 163
Variable Rate Securities
Securities Referenced Rate Spread %
SS&C Technologies Holdings, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.250
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
STATS LLC Term Loan USD 1 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.210
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.120
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Symphony CLO, Ltd. USD 3 Month LIBOR 6.290
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 3.000
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
TMS International Corp. 1st Lien Term Loan B2 USD 1 Month LIBOR 2.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. 1st Lien Term Loan G USD 3 Month LIBOR 2.500
TransDigm Group, Inc. Term Loan USD 3 Month LIBOR 5.000
Travelport Finance Luxembourg Sarl Term Loan USD 3 Month LIBOR 5.000
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 5.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Twin River Worldwide Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.750
U.S. Silica Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UFC Holdings, LLC Term Loan USD 1 Month LIBOR 3.250
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Unitymedia Hessen GmbH & C0 KG 1st Lien Term Loan E USD 3 Month LIBOR 2.000
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
UPC Financing Partnership 1st Lien Term Loan AR USD 3 Month LIBOR 2.500
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
Varsity Brands Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Verscend Holding Corp. 1st Lien Term Loan B USD 1 Month LIBOR 4.500
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 6.500
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
W3 TopCo LLC 1st Lien Term Loan USD 3 Month LIBOR 6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.800
Web.com Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Weight Watchers International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 315 AUD 45,744 09/19
623
Canada 10 Year Government Bond Futures 144 CAD 20,493 09/19
106
United States 10 Year Treasury Note Futures 554 USD 70,591 09/19
927
Short Positions
Euro-Bund Futures 237 EUR 41,491 09/19
(1,071)
Japan 10 Year Government Bond Futures 36 JPY 5,536,799 09/19
(115)
S&P 500 E-Mini Index Futures 58 USD 8,649 09/19
21
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
491
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Cross Currency Options (EUR/USD)
Societe Generale
Call 1 1.15 EUR 12,393 08/08/19
—
Cross Currency Options (EUR/USD)
Societe Generale
Call 1 1.14 EUR 15,356 11/28/19
(95)
Cross Currency Options (ILS/USD)
BNP Paribas
Put 1 3.45 USD 18,630 08/30/19
(7)
Cross Currency Options (ILS/USD)
BNP Paribas
Put 1 3.45 USD 12,075 09/12/19
(7)
Cross Currency Options (ILS/USD)
BNP Paribas
Put 1 3.45 USD 15,870 09/23/19
(13)
Cross Currency Options (USD/EUR)
Societe Generale
Put 1 1.11 EUR 11,934 08/08/19
(19)
Cross Currency Options (USD/EUR)
Societe Generale
Put 1 1.10 EUR 14,816 11/28/19
(82)
E-Mini S&P 500 Index
Morgan Stanley
Put 54 2,600.00 USD 7,020 08/16/19
(3)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 270 3,375.00 EUR 9,113 10/18/19
(171)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 1,620 2,800.00 EUR 45,360 12/18/20
(1,487)
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.81 USD 34,000 08/06/19
(32)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.07 USD 24,000 08/06/19
(2)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.05 USD 9,000 10/03/19
(5)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.24 USD 9,000 10/03/19
(7)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.43 USD 9,000 10/03/19
(9)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.59 USD 9,000 10/03/19
(10)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.77 USD 9,000 10/03/19
(13)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.96 USD 9,000 10/03/19
(16)
S&P 500 Index
Morgan Stanley
Put 135 2,700.00 USD 36,450 10/19/18
(271)
S&P 500 Index
Morgan Stanley
Put 135 2,675.00 USD 36,113 09/20/19
(135)
S&P 500 Index
Morgan Stanley
Put 135 2,760.00 USD 37,260 09/20/19
(211)
S&P 500 Index
Morgan Stanley
Put 135 2,710.00 USD 36,585 09/30/19
(202)
S&P 500 Index
Morgan Stanley
Put 135 2,650.00 USD 35,775 10/18/19
(216)
S&P 500 Index
Morgan Stanley
Put 135 2,775.00 USD 37,463 10/18/19
(381)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Goldman Sachs, USD 1.975%/USD
3 Month LIBOR, USD 18,737,
08/29/29
Goldman Sachs
Call 1 0.00 18,737 08/27/19
(123)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 165
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Total Liability for Options Written (premiums received $8,018)
(3,517)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,199 CAD 5,471 08/22/19 (52)
BNP Paribas USD 1,850 AUD 2,700 08/02/19 (2)
BNP Paribas AUD 200 USD 141 08/12/19 3
BNP Paribas CHF 210 EUR 190 08/23/19 (1)
BNP Paribas EUR 1,241 JPY 150,000 08/23/19 9
BNP Paribas EUR 500 USD 557 08/23/19 3
BNP Paribas EUR 34,000 USD 37,959 08/23/19 258
Citigroup USD 3,145 JPY 339,629 08/22/19 (19)
Citigroup NOK 89,363 USD 10,450 08/22/19 355
Commonwealth Bank of Australia USD 3,135 EUR 2,786 08/22/19 (46)
Commonwealth Bank of Australia USD 4,214 NZD 6,271 08/22/19 (95)
Credit Agricole ZAR 50 EUR 3 08/23/19 —
Goldman Sachs CAD 450 USD 345 09/23/19 4
Goldman Sachs JPY 1,450,000 USD 13,437 08/23/19 89
Merrill Lynch GBP 140 EUR 155 08/23/19 4
Merrill Lynch SEK 50 EUR 5 08/23/19 —
Royal Bank of Canada USD 10,470 SEK 98,130 08/22/19 (299)
Royal Bank of Canada GBP 1,667 USD 2,074 08/22/19 45
State Street CHF 14,471 USD 14,689 08/22/19 116
State Street EUR 621 USD 712 10/02/19 21
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
393
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index Credit Suisse USD 8,098 1 Month LIBOR + 0.350%
(1)
01/12/45 — 20 20
Markit IOS Index Goldman Sachs USD 9,034 1 Month LIBOR + 0.350%
(1)
01/12/45 — (23) (23)
Markit IOS Index Goldman Sachs USD 2,563 1 Month LIBOR + 0.400%
(1)
01/12/45 — (9) (9)
Markit IOS Index Goldman Sachs USD 926 1 Month LIBOR + 0.350%
(1)
01/12/45 — (2) (2)
Markit IOS Index JPMorgan Chase USD 1,862 1 Month LIBOR + 0.350%
(1)
01/12/45 — 5 5
Markit IOS Index JPMorgan Chase USD 2,563 1 Month LIBOR + 0.400%
(1)
01/12/45 — 9 9
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,394 1.788%
(4)
Three Month LIBOR
(2)
07/05/21
— (13) (13)
Barclays USD 4,394 1.790%
(4)
Three Month LIBOR
(2)
07/05/21
— (13) (13)
Barclays USD 4,394 1.789%
(4)
Three Month LIBOR
(2)
07/05/21
— (13) (13)
Barclays USD 6,048 1.898%
(4)
Three Month LIBOR
(2)
07/16/21
— (5) (5)
Barclays USD 170,109 Three Month LIBOR
(2)
1.700%
(4)
09/18/21
(202) 830 628

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,952 Three Month LIBOR
(2)
1.820%
(4)
07/12/24
— 4 4
Barclays USD 3,881 Three Month LIBOR
(2)
1.868%
(4)
07/15/24
— (5) (5)
Barclays USD 3,577 Three Month LIBOR
(2)
1.859%
(4)
07/16/24
— (3) (3)
Barclays USD 3,829 Three Month LIBOR
(2)
1.836%
(4)
07/17/24
— 1 1
Barclays USD 3,781 Three Month LIBOR
(2)
1.873%
(4)
07/18/24
— (6) (6)
Barclays USD 3,395 Three Month LIBOR
(2)
1.781%
(4)
07/24/24
— 9 9
Barclays USD 6,748 Three Month LIBOR
(2)
1.792%
(4)
07/25/24
— 15 15
Barclays USD 3,792 Three Month LIBOR
(2)
1.786%
(4)
08/02/24
— — —
Barclays USD 66,646 Three Month LIBOR
(2)
1.800%
(4)
09/18/24
(399) 482 83
Barclays USD 4,284 Three Month LIBOR
(2)
1.945%
(4)
06/26/29
— 12 12
Barclays USD 4,284 Three Month LIBOR
(2)
1.945%
(4)
06/26/29
— 12 12
Barclays USD 15,108 Three Month LIBOR
(2)
2.245%
(4)
06/26/29
— (370) (370)
Barclays USD 30,216 2.145%
(4)
Three Month LIBOR
(2)
06/26/29
— 466 466
Barclays USD 4,147 1.958%
(4)
Three Month LIBOR
(2)
07/02/29
— (7) (7)
Barclays USD 5,238 2.024%
(4)
Three Month LIBOR
(2)
07/15/29
— 23 23
Barclays USD 2,961 1.923%
(4)
Three Month LIBOR
(2)
07/16/29
— (15) (15)
Barclays USD 4,824 Three Month LIBOR
(2)
2.079%
(4)
07/16/29
— (45) (45)
Barclays USD 3,013 2.036%
(4)
Three Month LIBOR
(2)
07/17/29
— 16 16
Barclays USD 7,818 Three Month LIBOR
(2)
2.065%
(4)
07/17/29
— (63) (63)
Barclays USD 6,924 1.965%
(4)
Three Month LIBOR
(2)
07/24/29
— (8) (8)
Barclays USD 1,686 Three Month LIBOR
(2)
1.959%
(4)
07/26/29
— 3 3
Barclays USD 2,557 Three Month LIBOR
(2)
1.978%
(4)
07/26/29
— — —
Barclays USD 5,549 Three Month LIBOR
(2)
1.975%
(4)
07/26/29
— 1 1
Barclays USD 1,499 Three Month LIBOR
(2)
1.975%
(4)
08/29/29
— — —
Barclays USD 49,336 2.050%
(4)
Three Month LIBOR
(2)
09/18/29
614 (282) 332
Barclays USD 335 Three Month LIBOR
(2)
2.299%
(4)
06/12/49
— (8) (8)
Barclays USD 623 Three Month LIBOR
(2)
2.565%
(4)
06/12/49
— (53) (53)
Barclays USD 817 Three Month LIBOR
(2)
2.488%
(4)
06/12/49
— (56) (56)
Barclays USD 876 2.569%
(4)
Three Month LIBOR
(2)
06/12/49
— 76 76
Barclays USD 895 Three Month LIBOR
(2)
2.537%
(4)
06/12/49
— (71) (71)
Barclays USD 993 Three Month LIBOR
(2)
2.534%
(4)
06/12/49
— (78) (78)
Barclays USD 1,071 Three Month LIBOR
(2)
2.537%
(4)
06/12/49
— (85) (85)
Barclays USD 1,098 Three Month LIBOR
(2)
2.606%
(4)
06/12/49
— (104) (104)
Barclays USD 4,955 2.647%
(4)
Three Month LIBOR
(2)
06/12/49
— 517 517
Barclays USD 3,909 Three Month LIBOR
(2)
2.380%
(4)
07/02/49
— (171) (171)
Barclays USD 7,818 2.290%
(4)
Three Month LIBOR
(2)
07/02/49
— 182 182
Barclays USD 381 Three Month LIBOR
(2)
2.263%
(4)
07/17/49
— (7) (7)
Barclays USD 389 Three Month LIBOR
(2)
2.278%
(4)
07/17/49
— (8) (8)
Barclays USD 391 2.229%
(4)
Three Month LIBOR
(2)
07/17/49
— 4 4
Barclays USD 391 2.231%
(4)
Three Month LIBOR
(2)
07/17/49
— 4 4
Barclays USD 469 2.252%
(4)
Three Month LIBOR
(2)
07/17/49
— 7 7
Barclays USD 496 2.241%
(4)
Three Month LIBOR
(2)
07/17/49
— 6 6
Barclays USD 528 Three Month LIBOR
(2)
2.199%
(4)
07/17/49
— (1) (1)
Barclays USD 625 Three Month LIBOR
(2)
2.184%
(4)
07/17/49
— — —
Barclays USD 645 Three Month LIBOR
(2)
2.189%
(4)
07/17/49
— — —
Barclays USD 645 Three Month LIBOR
(2)
2.194%
(4)
07/17/49
— (1) (1)
Barclays USD 1,466 2.313%
(4)
Three Month LIBOR
(2)
07/17/49
— 42 42
Barclays USD 6,145 2.250%
(4)
Three Month LIBOR
(2)
09/18/49
106 (17) 89

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 167
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å)
119 1,204 1,323
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
17 (12) 5
CMBX NA Index Bank of America
Sell
USD 366 5.000%
(2)
05/11/63
(80) 10 (70)
CMBX NA Index Barclays
Sell
USD 700 3.000%
(2)
05/11/63
(33) (33) (66)
CMBX NA Index Citigroup
Sell
USD 100 3.000%
(2)
05/11/63
(11) 2 (9)
CMBX NA Index Citigroup
Sell
USD 174 3.000%
(2)
05/11/63
(19) 3 (16)
CMBX NA Index Citigroup
Sell
USD 118 3.000%
(2)
05/11/63
(13) 2 (11)
CMBX NA Index Citigroup
Sell
USD 118 3.000%
(2)
05/11/63
(13) 2 (11)
CMBX NA Index Citigroup
Sell
USD 86 3.000%
(2)
05/11/63
(10) 2 (8)
CMBX NA Index Citigroup
Sell
USD 151 3.000%
(2)
05/11/63
(16) 2 (14)
CMBX NA Index Citigroup
Purchase
USD 334 (5.000%)
(2)
09/17/58
50 (16) 34
CMBX NA Index Citigroup
Sell
USD 334 5.000%
(2)
01/17/47
(42) 10 (32)
CMBX NA Index Citigroup
Sell
USD 34 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Citigroup
Sell
USD 83 3.000%
(2)
05/11/63
(8) — (8)
CMBX NA Index Citigroup
Purchase
USD 78 (5.000%)
(2)
09/17/58
12 (4) 8
CMBX NA Index Citigroup
Purchase
USD 335 (5.000%)
(2)
09/17/58
50 (16) 34
CMBX NA Index Citigroup
Purchase
USD 335 (5.000%)
(2)
09/17/58
50 (16) 34
CMBX NA Index Citigroup
Sell
USD 101 3.000%
(2)
05/11/63
(11) 2 (9)
CMBX NA Index Citigroup
Purchase
USD 7 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 84 3.000%
(2)
05/11/63
(10) 2 (8)
CMBX NA Index Citigroup
Sell
USD 160 5.000%
(2)
01/17/47
(22) 7 (15)
CMBX NA Index Citigroup
Sell
USD 13 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Citigroup
Sell
USD 43 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Citigroup
Purchase
USD 309 (5.000%)
(2)
09/17/58
41 (10) 31
CMBX NA Index Citigroup
Sell
USD 67 3.000%
(2)
05/11/63
(7) 1 (6)
CMBX NA Index Citigroup
Purchase
USD 166 (5.000%)
(2)
09/17/58
25 (8) 17
CMBX NA Index Citigroup
Purchase
USD 309 (5.000%)
(2)
09/17/58
40 (9) 31
CMBX NA Index Citigroup
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (2) 14
CMBX NA Index Citigroup
Purchase
USD 310 (5.000%)
(2)
11/17/59
34 (7) 27
CMBX NA Index Citigroup
Sell
USD 245 3.000%
(2)
05/11/63
(27) 4 (23)
CMBX NA Index Citigroup
Purchase
USD 464 (5.000%)
(2)
11/18/54
60 (14) 46
CMBX NA Index Citigroup
Purchase
USD 464 (5.000%)
(2)
09/17/58
65 (18) 47
CMBX NA Index Citigroup
Sell
USD 464 5.000%
(2)
01/17/47
(55) 10 (45)
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(16) 2 (14)
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(33) 9 (24)
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
21 (6) 15
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
42 (14) 28
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
77 (53) 24
CMBX NA Index Credit Suisse
Sell
USD 900 3.000%
(2)
05/11/63
(162) (11) (173)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Credit Suisse
Purchase
USD 311 (5.000%)
(2)
01/17/47
48 (18) 30
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
38 (10) 28
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
41 (18) 23
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) 3 (7)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(13) 5 (8)
CMBX NA Index Goldman Sachs
Sell
USD 299 3.000%
(2)
05/11/63
(32) 4 (28)
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(49) 20 (29)
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(8) 6 (2)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,423) 577 (846)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(430) 101 (329)
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(16) 2 (14)
CMBX NA Index Goldman Sachs
Sell
USD 23 3.000%
(2)
01/17/47
(2) 1 (1)
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 (2) 4
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 (2) 4
CMBX NA Index Goldman Sachs
Purchase
USD 430 (5.000%)
(2)
01/17/47
66 (25) 41
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 (3) 5
CMBX NA Index Goldman Sachs
Sell
USD 13,200 3.000%
(2)
05/11/63
(1,681) 440 (1,241)
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) — (6)
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(43) (4) (47)
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) (1) (5)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) (4) (24)
CMBX NA Index Goldman Sachs
Sell
USD 378 3.000%
(2)
05/11/63
(30) (6) (36)
CMBX NA Index Goldman Sachs
Sell
USD 63 3.000%
(2)
05/11/63
(6) — (6)
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 (4) 7
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) (3) (14)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (1) (4)
CMBX NA Index Goldman Sachs
Sell
USD 3,090 3.000%
(2)
01/17/47
(212) 140 (72)
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Goldman Sachs
Sell
USD 3,159 3.000%
(2)
05/11/63
(255) (42) (297)
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) — (14)
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(16) 2 (14)
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index JPMorgan Chase
Purchase
USD 71 (5.000%)
(2)
09/17/58
10 (3) 7
CMBX NA Index JPMorgan Chase
Purchase
USD 11 (5.000%)
(2)
09/17/58
2 (1) 1
CMBX NA Index JPMorgan Chase
Purchase
USD 1,873 (5.000%)
(2)
01/17/47
223 (43) 180
CMBX NA Index JPMorgan Chase
Purchase
USD 44 (3.000%)
(2)
05/15/44
2 (1) 1
CMBX NA Index JPMorgan Chase
Sell
USD 183 5.000%
(2)
05/11/63
(43) 8 (35)
CMBX NA Index JPMorgan Chase
Purchase
USD 921 (3.000%)
(2)
11/17/59
35 (13) 22
CMBX NA Index JPMorgan Chase
Purchase
USD 173 (5.000%)
(2)
09/17/58
24 (6) 18
CMBX NA Index JPMorgan Chase
Purchase
USD 53 (5.000%)
(2)
09/17/58
8 (3) 5
CMBX NA Index JPMorgan Chase
Purchase
USD 106 (5.000%)
(2)
09/17/58
16 (5) 11
CMBX NA Index JPMorgan Chase
Sell
USD 201 5.000%
(2)
05/11/63
(41) 2 (39)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 169
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Sell
USD 18,654 3.000%
(2)
05/05/25
(2,444) 690 (1,754)
CMBX NA Index JPMorgan Chase
Purchase
USD 193 (3.000%)
(2)
01/17/47
9 (4) 5
CMBX NA Index Merrill Lynch
Purchase
USD 216 (5.000%)
(2)
01/17/47
36 (15) 21
CMBX NA Index Merrill Lynch
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (2) 14
CMBX NA Index Merrill Lynch
Purchase
USD 155 (5.000%)
(2)
11/17/59
18 (4) 14
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
15 (4) 11
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 (3) 12
CMBX NA Index Morgan Stanley
Sell
USD 81 3.000%
(2)
05/11/63
(12) 4 (8)
CMBX NA Index Morgan Stanley
Purchase
USD 358 (5.000%)
(2)
01/17/47
69 (35) 34
CMBX NA Index Morgan Stanley
Sell
USD 16 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 (3) 5
CMBX NA Index Morgan Stanley
Purchase
USD 360 (5.000%)
(2)
01/17/47
66 (31) 35
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 (3) 5
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
16 (5) 11
CMBX NA Index Morgan Stanley
Sell
USD 57 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Sell
USD 36 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 24 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Sell
USD 15 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(84) 15 (69)
CMBX NA Index Morgan Stanley
Sell
USD 26 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
188 (76) 112
CMBX NA Index Morgan Stanley
Sell
USD 127 3.000%
(2)
05/11/63
(16) 4 (12)
CMBX NA Index Morgan Stanley
Sell
USD 64 3.000%
(2)
05/11/63
(6) — (6)
CMBX NA Index Morgan Stanley
Purchase
USD 77 (5.000%)
(2)
09/17/58
12 (4) 8
CMBX NA Index Morgan Stanley
Sell
USD 358 5.000%
(2)
05/11/63
(86) 17 (69)
CMBX NA Index Morgan Stanley
Sell
USD 111 3.000%
(2)
05/11/63
(10) — (10)
CMBX NA Index Morgan Stanley
Sell
USD 122 3.000%
(2)
05/11/63
(14) 3 (11)
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
12 (8) 4
CMBX NA Index Morgan Stanley
Sell
USD 7 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 14 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 8 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 11 2.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Purchase
USD 579 (5.000%)
(2)
01/17/47
111 (55) 56
CMBX NA Index Morgan Stanley
Sell
USD 84 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Morgan Stanley
Purchase
USD 127 (5.000%)
(2)
09/17/58
18 (5) 13
CMBX NA Index Morgan Stanley
Sell
USD 157 3.000%
(2)
05/11/63
(22) 7 (15)
CMBX NA Index Morgan Stanley
Sell
USD 150 3.000%
(2)
05/11/63
(22) 8 (14)
CMBX NA Index Morgan Stanley
Sell
USD 10 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (2) 14
CMBX NA Index Morgan Stanley
Sell
USD 41 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(43) 9 (34)
CMBX NA Index Morgan Stanley
Sell
USD 94 3.000%
(2)
05/11/63
(11) 2 (9)
CMBX NA Index Morgan Stanley
Sell
USD 61 3.000%
(2)
05/11/63
(7) 1 (6)
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 (3) 12
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Morgan Stanley
Purchase
USD 90 (5.000%)
(2)
09/17/58
13 (4) 9

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover
Index Citigroup
Sell
USD 11 3.000%
(2)
05/11/63
(1) — (1)
iTraxx Europe Crossover
Index Citigroup
Purchase
USD 211 (3.000%)
(2)
01/17/47
9 (4) 5
iTraxx Europe Crossover
Index Citigroup
Sell
USD 303 3.000%
(2)
05/11/63
(28) — (28)
iTraxx Europe Crossover
Index Citigroup
Sell
USD 54 3.000%
(2)
05/11/63
(5) — (5)
iTraxx Europe Crossover
Index Citigroup
Sell
USD 15 3.000%
(2)
05/11/63
(1) — (1)
iTraxx Europe Crossover
Index Credit Suisse
Purchase
USD 329 (5.000%)
(2)
09/17/58
33 — 33
iTraxx Europe Crossover
Index Credit Suisse
Sell
USD 2,866 3.000%
(2)
05/11/63
(270) — (270)
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
USD 42 3.000%
(2)
05/11/63
(4) — (4)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 7 3.000%
(2)
05/11/63
(1) — (1)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 7 3.000%
(2)
05/11/63
(1) — (1)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 55 5.000%
(2)
05/11/63
(11) — (11)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 12 3.000%
(2)
05/11/63
(1) — (1)
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 1,330 (5.000%)
(2)
09/17/58
131 4 135
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 2,985 3.000%
(2)
05/11/63
(287) 6 (281)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 63 3.000%
(2)
05/11/63
(6) — (6)
iTraxx Europe Crossover
Index Morgan Stanley
Sell
USD 85 3.000%
(2)
05/11/63
(9) 1 (8)
iTraxx Europe Crossover
Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 (1) 2
Total Open Credit Indices Contracts (å) (6,467) 1,431 (5,036)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 1,257 $ —
$ —
$ 1,257
Corporate Bonds and Notes — 124,859 —
—
124,859
International Debt — 44,846 —
—
44,846
Loan Agreements — 121,459 —
—
121,459
Mortgage-Backed Securities — 159,534 724
—
160,258
Non-US Bonds — 684 —
—
684
Common Stocks — 15 —
—
15
Options Purchased 2,707 767 —
—
3,474
Warrants & Rights — 68 —
—
68
Short-Term Investments — 80,479 1,857
145,476
227,812
Total Investments 2,707 533,968 2,581 145,476 684,732

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 171
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 1,677 — — — 1,677
Foreign Currency Exchange Contracts — 907 — — 907
Total Return Swap Contracts — 34 — — 34
Interest Rate Swap Contracts — 2,532 — — 2,532
Credit Default Swap Contracts — 1,352 — — 1,352
Liabilities
Futures Contracts (1,186) — — — (1,186)
Options Written (3,170) (347) — — (3,517)
Foreign Currency Exchange Contracts (3) (510) — — (513)
Total Return Swap Contracts — (34) — — (34)
Interest Rate Swap Contracts — (1,209) — — (1,209)
Credit Default Swap Contracts — (6,388) — — (6,388)
Total Other Financial Instruments
*
$ (2,682) $ (3,663) $ — $ — $ (6,345)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
2,727
Bermuda .................................................................................
536
Canada ....................................................................................
12,624
Cayman Islands .......................................................................
11,045
France .....................................................................................
20,808
Germany .................................................................................
7,142
Ireland ....................................................................................
3,820
Italy ........................................................................................
3,745
Japan ......................................................................................
6,742
Luxembourg ............................................................................
11,627
Netherlands ............................................................................
2,049
Norway ....................................................................................
1,004
United Arab Emirates .............................................................
2,036
United Kingdom ......................................................................
5,705

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Unconstrained Total Return Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ...........................................................................
593,122
Total Investments .................................................................... 684,732

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.0%
Asset-Backed Securities - 4.2%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,651 3,477
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,530 1,552
Avis Budget Rental Car Funding  LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,463
BCAP LLC Trust
Series 2010-RR7 Class 3A12
2.941% due 08/26/35 (~)(Ê)(Þ) 5,871 5,420
Series 2011-R11 Class 15A1
3.070% due 10/26/33 (~)(Ê)(Þ) 854 870
Series 2011-R11 Class 20A5
3.094% due 03/26/35 (~)(Ê)(Þ) 119 119
Series 2014-RR3 Class 5A2
0.917% due 10/26/36 (~)(Ê)(Þ) 4,286 4,102
Capital Auto Receivables Asset Trust
Series 2015-2 Class D
3.160% due 11/20/20 3,459 3,459
Centex Home Equity Loan Trust
Series 2006-A Class AV4
0.842% due 06/25/36 (Ê) 1,328 1,325
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 1,379 1,390
Conseco Finance Securitizations Corp.
Series 2001-4 Class A4
7.360% due 08/01/32 (~)(Ê) 112 112
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
5.479% due 04/25/47 8,396 8,780
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 200 205
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.484% due 10/25/35 (Ê) 1,235 1,242
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,705
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 1,219 1,218
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 312 313
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
4.182% due 08/21/31 (Ê) 5,225 5,219
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 1,614 1,564
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 976 1,048
Hertz Vehicle Financing II, LP
Series 2016-4A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.650% due 07/25/22 (Þ) 3,800 3,797
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 4,505 4,607
Home Equity Asset Trust
Series 2005-9 Class M1
1.002% due 04/25/36 (Ê) 2,977 2,964
Series 2006-3 Class M1
0.982% due 07/25/36 (Ê) 3,950 3,948
Series 2006-4 Class 2A4
0.872% due 08/25/36 (Ê) 4,223 4,210
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
5.770% due 09/25/35 (~)(Ê)(Þ) 1,389 1,439
IXIS Real Estate Capital Trust
Series 2006-HE1 Class A3
0.992% due 03/25/36 (Ê) 1,429 894
Series 2006-HE1 Class A4
1.192% due 03/25/36 (Ê) 3,882 2,470
Series 2006-HE2 Class A3
0.752% due 08/25/36 (Ê) 575 226
Series 2006-HE2 Class A4
0.852% due 08/25/36 (Ê) 4,754 1,908
Series 2007-HE1 Class A3
0.752% due 05/25/37 (Ê) 6,277 2,165
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B Class M1
6.630% due 04/15/40 (~)(Ê) 1,516 1,594
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
2.966% due 02/25/34 (Ê) 2,313 2,305
Master Asset Backed Securities Trust
Series 2006-HE5 Class A3
0.752% due 11/25/36 (Ê) 2,814 1,961
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4
0.962% due 08/25/36 (Ê) 5,348 5,331
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 1,240 1,344
Navient Student Loan Trust
Series 2017-1A Class A3
3.660% due 07/26/66 (Ê)(Þ) 1,390 1,404
Series 2019-A Class A2A
3.420% due 01/15/43 (Þ) 740 764
Newcastle Mortgage Securities Trust
Series 2006-1 Class M3
0.982% due 03/25/36 (Ê) 5,600 5,525
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 1,868 1,869
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 5,125 5,130
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
5.500% due 04/22/35 (~)(Ê)(Þ) 1,481 1,492
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
0.852% due 11/25/46 (Ê) 4,682 4,624
RAMP Trust
Series 2006-RZ1 Class M4
1.162% due 03/25/36 (Ê) 5,000 4,866
Renaissance Home Equity Loan Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,309 877
Santander Drive Auto Receivables Trust
Series 2015-2 Class D
3.020% due 04/15/21 2,654 2,656
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 276 289
Series 2019-10A Class 1
3.113% due 03/10/29 740 763
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 1,611 1,579
Small Business Administration
Series 2019-20D Class 1
2.980% due 04/01/39 330 343
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 1,207 1,201
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 1,130 1,130
Series 2018-A Class A2B
2.950% due 02/25/42 (Þ) 2,778 2,813
Series 2018-B Class A1FX
2.640% due 08/25/47 (Þ) 3,049 3,054
Soundview Home Loan Trust
Series 2005-4 Class M2
1.062% due 03/25/36 (Ê) 3,870 3,864
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2006-BC2 Class A3
0.742% due 09/25/36 (Ê) 2,239 2,188
Series 2006-BC6 Class A4
0.762% due 01/25/37 (Ê) 3,522 3,470
Textainer Marine Containers, Ltd.
Series 2017-2A Class A
3.520% due 06/20/42 (Þ) 4,590 4,586
Towd Point Mortgage Trust
Series 2015-2 Class 1A12
2.750% due 11/25/60 (~)(Ê)(Þ) 1,242 1,241
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 1,641 1,633
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 3,341 3,339
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,778 2,778
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 2,074 2,156
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 3,563 3,575
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 1,601 1,606
United States Small Business
Administration
Series 2019-25G Class 1
2.690% due 07/01/44 320 325
VOLT LXII LLC
Series 2017-NPL9 Class A1
3.125% due 09/25/47 (~)(Ê)(Þ) 10,020 10,013
166,899
Corporate Bonds and Notes - 18.3%
3M Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 02/14/24 1,307 1,363
Abbott Laboratories
2.900% due 11/30/21 1,041 1,054
3.750% due 11/30/26 351 378
4.750% due 11/30/36 300 358
4.900% due 11/30/46 280 349
AbbVie, Inc.
2.300% due 05/14/21 1,115 1,114
3.750% due 11/14/23 1,355 1,412
3.600% due 05/14/25 1,400 1,442
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 168 173
Aetna, Inc.
2.800% due 06/15/23 1,200 1,202
Allegheny Technologies, Inc.
5.950% due 01/15/21 411 421
Allergan, Inc.
2.800% due 03/15/23 1,327 1,328
Ally Financial, Inc.
8.000% due 11/01/31 884 1,182
Altria Group, Inc.
4.750% due 05/05/21 1,238 1,287
3.490% due 02/14/22 180 184
2.850% due 08/09/22 810 817
3.800% due 02/14/24 510 531
4.400% due 02/14/26 1,475 1,575
4.800% due 02/14/29 1,855 1,996
9.950% due 11/10/38 515 797
10.200% due 02/06/39 1,735 2,734
5.800% due 02/14/39 460 527
5.950% due 02/14/49 80 92
6.200% due 02/14/59 140 162
Amazon.com, Inc.
2.500% due 11/29/22 1,256 1,268
4.950% due 12/05/44 400 508
Series WI
5.200% due 12/03/25 645 750
3.150% due 08/22/27 880 924
3.875% due 08/22/37 270 299
4.050% due 08/22/47 340 386
American Airlines Pass-Through Trust
Series 2011-1 Class A
5.250% due 01/31/21 853 880
Series 2013-2 Class A
4.950% due 01/15/23 2,741 2,876
American Axle & Manufacturing, Inc.
6.625% due 10/15/22 237 240
American Express Co.
2.200% due 10/30/20 3,451 3,445
Series FIX
3.700% due 08/03/23 1,470 1,537
American Express Credit Corp.
Series F
2.600% due 09/14/20 3,370 3,382
American International Group, Inc.
6.400% due 12/15/20 2,430 2,560
3.750% due 07/10/25 540 569
American Tower Corp.
3.300% due 02/15/21 1,200 1,215
3.800% due 08/15/29 945 980
American Tower Trust #1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-13 Class 2A
3.070% due 03/15/48 (Þ) 1,825 1,842
Amgen, Inc.
2.650% due 05/11/22 1,346 1,354
3.625% due 05/22/24 100 105
6.400% due 02/01/39 805 1,040
4.400% due 05/01/45 500 531
Anadarko Petroleum Corp.
4.850% due 03/15/21 518 534
5.550% due 03/15/26 710 797
6.450% due 09/15/36 1,382 1,692
6.600% due 03/15/46 470 603
Series 9
4.500% due 07/15/44 750 750
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/21 1,589 1,598
3.300% due 02/01/23 2,993 3,078
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 1,670 1,797
3.650% due 02/01/26 2,069 2,183
4.000% due 04/13/28 200 217
4.750% due 01/23/29 1,740 1,981
4.375% due 04/15/38 1,840 1,993
4.900% due 02/01/46 390 444
5.550% due 01/23/49 1,275 1,578
5.800% due 01/23/59 1,965 2,506
Antero Resources Corp.
5.375% due 11/01/21 140 138
Anthem, Inc.
2.500% due 11/21/20 1,230 1,232
3.700% due 08/15/21 250 255
3.125% due 05/15/22 200 203
2.950% due 12/01/22 370 375
3.350% due 12/01/24 170 175
3.650% due 12/01/27 530 549
Aon Corp.
8.205% due 01/01/27 1,109 1,364
Apache Corp.
3.250% due 04/15/22 79 80
4.375% due 10/15/28 440 447
5.100% due 09/01/40 900 891
4.750% due 04/15/43 180 167
4.250% due 01/15/44 120 105
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 310 322
4.400% due 05/27/26 (Þ) 1,075 1,133
5.000% due 03/15/48 (Þ) 1,130 1,213
Apple, Inc.
2.000% due 11/13/20 420 420
2.400% due 05/03/23 1,057 1,065
2.450% due 08/04/26 1,250 1,248
Aqua America, Inc.
3.566% due 05/01/29 655 688
4.276% due 05/01/49 975 1,068
Arconic , Inc.
5.400% due 04/15/21 577 598
5.900% due 02/01/27 362 398
5.950% due 02/01/37 19 20
Ares Capital Corp.
3.500% due 02/10/23 1,176 1,176
Associated Bank NA
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 08/13/21 1,270 1,290
AT&T, Inc.
3.000% due 02/15/22 250 254
3.800% due 03/01/24 1,140 1,197
3.400% due 05/15/25 90 93
3.875% due 01/15/26 1,248 1,312
3.800% due 02/15/27 330 344
4.250% due 03/01/27 1,695 1,824
6.800% due 05/15/36 1,195 1,478
6.500% due 09/01/37 530 666
6.550% due 02/15/39 980 1,246
4.850% due 03/01/39 700 763
4.800% due 06/15/44 990 1,045
4.350% due 06/15/45 480 482
Series WI
4.300% due 02/15/30 2,493 2,680
8.750% due 11/15/31 1,044 1,478
Athene Global Funding
3.000% due 07/01/22 (Þ) 935 947
AutoNation, Inc.
3.800% due 11/15/27 1,335 1,322
Avnet, Inc.
4.875% due 12/01/22 1,230 1,303
B.A.T. Capital Corp.
Series WI
3.557% due 08/15/27 2,085 2,078
4.540% due 08/15/47 720 681
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 500 431
Ball Corp.
5.250% due 07/01/25 720 784
Bank of America Corp.
5.000% due 05/13/21 1,185 1,238
2.328% due 10/01/21 (Ê) 885 884
3.550% due 03/05/24 (Ê) 710 733
4.000% due 01/22/25 580 609
3.366% due 01/23/26 (Ê) 1,420 1,462
4.250% due 10/22/26 1,810 1,934
3.559% due 04/23/27 (Ê) 3,480 3,628
4.271% due 07/23/29 (Ê) 895 979
3.974% due 02/07/30 (Ê) 70 75
6.110% due 01/29/37 1,435 1,837
5.000% due 01/21/44 300 369
4.330% due 03/15/50 (Ê) 390 443
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 290 316
Series FF
5.875% due 12/31/99 (Ê)(ƒ) 935 995
Series GMTN
3.300% due 01/11/23 2,100 2,156
4.450% due 03/03/26 160 172
3.500% due 04/19/26 4,600 4,806
3.593% due 07/21/28 (Ê) 180 188
Series WI
3.004% due 12/20/23 (Ê) 267 271
3.419% due 12/20/28 (Ê) 3,693 3,801
Series X
6.250% due 09/29/49 (Ê)(ƒ) 130 142
Bank of New York Mellon Corp. (The)
2.450% due 11/27/20 1,224 1,227
Bank One Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 09/01/30 1,527 2,170
Barrick NA Finance LLC
5.700% due 05/30/41 600 733
Bausch Health Cos., Inc.
9.000% due 12/15/25 (Þ) 260 290
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 1,968 1,997
4.700% due 07/15/64 (Þ) 1,050 967
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 2,398 2,423
BB&T Corp.
2.050% due 05/10/21 1,270 1,264
3.875% due 03/19/29 2,450 2,617
Beacon Escrow Corp.
4.875% due 11/01/25 (Þ) 70 69
Becton Dickinson and Co.
3.363% due 06/06/24 820 847
3.734% due 12/15/24 1,346 1,410
4.685% due 12/15/44 79 87
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 75 70
4.915% due 08/01/34 56 40
5.165% due 08/01/44 156 107
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 1,038 1,088
Berkshire Hathaway Finance Corp.
3.000% due 05/15/22 1,032 1,057
4.250% due 01/15/49 650 735
Berkshire Hathaway, Inc.
3.125% due 03/15/26 1,280 1,323
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 745 792
Blue Cube Spinco , Inc.
Series WI
10.000% due 10/15/25 490 551
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 170 170
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 80 79
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,092
Boeing Co. (The)
3.100% due 05/01/26 120 123
2.700% due 02/01/27 140 140
2.800% due 03/01/27 150 150
3.200% due 03/01/29 480 493
3.250% due 02/01/35 610 611
3.750% due 02/01/50 200 201
BP Capital Markets America, Inc.
3.245% due 05/06/22 100 103
3.216% due 11/28/23 1,830 1,884
3.410% due 02/11/26 500 524
3.119% due 05/04/26 800 823
Bristol-Myers Squibb
2.600% due 05/16/22 (Þ) 420 424
2.900% due 07/26/24 (Þ) 2,290 2,344
3.200% due 06/15/26 (Þ) 860 890
3.400% due 07/26/29 (Þ) 1,520 1,588
Brixmor Operating Partnership, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 05/15/29 865 911
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 1,605 1,614
4.250% due 04/15/26 (Þ) 1,635 1,648
Series WI
3.125% due 01/15/25 350 340
Brown & Brown, Inc.
4.200% due 09/15/24 1,232 1,301
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,099
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,130
4.150% due 04/01/45 705 781
Camden Property Trust
4.100% due 10/15/28 470 515
Campbell Soup Co.
3.040% due 03/15/21 (Ê) 585 585
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 1,270 1,325
Capital One Bank USA NA
3.375% due 02/15/23 790 807
Cardinal Health, Inc.
2.616% due 06/15/22 240 239
3.079% due 06/15/24 300 300
CBL & Associates, LP
5.250% due 12/01/23 400 292
CBS Corp.
3.700% due 08/15/24 880 914
7.875% due 07/30/30 466 635
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 1,232 1,284
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 05/01/25 (Þ) 760 785
5.125% due 05/01/27 (Þ) 110 113
CDK Global, Inc.
Series WI
5.000% due 10/15/24 248 263
Celgene Corp.
2.250% due 08/15/21 350 348
3.550% due 08/15/22 200 207
3.875% due 08/15/25 300 319
3.900% due 02/20/28 1,305 1,402
5.000% due 08/15/45 480 571
Centene Corp.
4.750% due 05/15/22 280 283
5.375% due 06/01/26 (Þ) 40 42
Series WI
5.625% due 02/15/21 140 142
6.125% due 02/15/24 250 262
CenterPoint Energy, Inc.
3.600% due 11/01/21 900 921
CenturyLink, Inc.
Series G
6.875% due 01/15/28 180 181
CF Industries, Inc.
5.150% due 03/15/34 156 154
4.950% due 06/01/43 83 76
5.375% due 03/15/44 1,995 1,875
Charter Communications Operating LLC
/ Charter Communications Operating
Capital

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 03/30/29 1,160 1,274
5.375% due 04/01/38 550 599
5.750% due 04/01/48 1,020 1,112
Series WI
4.908% due 07/23/25 2,135 2,303
4.200% due 03/15/28 370 383
6.384% due 10/23/35 1,795 2,119
6.484% due 10/23/45 820 965
6.834% due 10/23/55 1,173 1,425
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 180 196
Chesapeake Energy Corp.
6.625% due 08/15/20 30 30
6.125% due 02/15/21 400 396
Series WI
8.000% due 06/15/27 30 24
Chevron Corp.
2.954% due 05/16/26 520 538
Chubb INA Holdings, Inc.
2.300% due 11/03/20 1,374 1,374
3.350% due 05/03/26 260 274
Cigna Corp.
3.400% due 09/17/21 (Þ) 300 305
3.750% due 07/15/23 (Þ) 800 831
4.125% due 11/15/25 (Þ) 1,655 1,758
4.375% due 10/15/28 (Þ) 880 954
Cimarex Energy Co.
4.375% due 06/01/24 150 158
3.900% due 05/15/27 570 579
Cintas Corp. No. 2
2.900% due 04/01/22 320 324
3.700% due 04/01/27 340 364
Cisco Systems, Inc.
1.850% due 09/20/21 1,281 1,273
CIT Group, Inc.
4.750% due 02/16/24 220 233
5.250% due 03/07/25 200 219
Citibank NA
Series BKNT
3.400% due 07/23/21 5,220 5,323
Citigroup Capital III
7.625% due 12/01/36 1,850 2,386
Citigroup, Inc.
4.050% due 07/30/22 715 744
4.450% due 09/29/27 3,710 4,004
8.125% due 07/15/39 1,655 2,667
5.300% due 05/06/44 671 812
4.750% due 05/18/46 110 125
4.650% due 07/23/48 725 853
Series 9-RG
4.650% due 07/30/45 1,189 1,387
Series P
5.950% due 12/31/49 (Ê)(ƒ) 1,900 2,026
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 34 31
CME Group, Inc.
5.300% due 09/15/43 200 260
CNH Industrial Capital LLC
3.875% due 10/15/21 1,188 1,216
CNOOC Finance USA LLC
3.500% due 05/05/25 1,300 1,342
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coca-Cola Co. (The)
1.875% due 10/27/20 1,263 1,259
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 1,252 1,345
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 981 1,202
Comcast Corp.
3.700% due 04/15/24 1,170 1,237
3.375% due 08/15/25 200 209
3.950% due 10/15/25 1,050 1,130
3.150% due 03/01/26 150 155
4.150% due 10/15/28 1,670 1,841
4.250% due 10/15/30 940 1,053
3.200% due 07/15/36 120 119
6.550% due 07/01/39 830 1,157
4.700% due 10/15/48 110 129
Series WI
3.999% due 11/01/49 207 219
Commonwealth Edison Co.
2.550% due 06/15/26 1,270 1,267
Concho Resources, Inc.
4.375% due 01/15/25 370 384
3.750% due 10/01/27 865 891
4.300% due 08/15/28 660 707
Constellation Brands, Inc.
4.750% due 11/15/24 290 318
4.400% due 11/15/25 955 1,047
Continental Resources, Inc.
5.000% due 09/15/22 535 540
4.500% due 04/15/23 550 574
3.800% due 06/01/24 280 287
Series WI
4.375% due 01/15/28 80 83
Costco Wholesale Corp.
2.150% due 05/18/21 1,299 1,300
Cott Holdings, Inc.
5.500% due 04/01/25 (Þ) 260 267
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 1,180 1,205
6.450% due 12/01/36 (Þ) 2,190 2,614
Crown Castle International Corp.
5.250% due 01/15/23 1,018 1,104
CSC Holdings LLC
5.375% due 07/15/23 (Þ) 360 369
CubeSmart , LP
4.375% due 02/15/29 970 1,039
CVS Health Corp.
3.350% due 03/09/21 1,150 1,166
2.750% due 12/01/22 600 601
3.700% due 03/09/23 2,815 2,907
4.100% due 03/25/25 1,795 1,889
4.300% due 03/25/28 2,950 3,132
4.780% due 03/25/38 290 307
5.125% due 07/20/45 710 770
5.050% due 03/25/48 1,040 1,130
DaVita HealthCare Partners, Inc.
5.000% due 05/01/25 10 10
DCP Midstream LLC
6.750% due 09/15/37 (Þ) 288 307
5.600% due 04/01/44 175 163

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delhaize America, Inc.
9.000% due 04/15/31 809 1,168
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 620 638
7.125% due 06/15/24 (Þ) 630 666
8.350% due 07/15/46 (Þ) 1,080 1,376
Dell, Inc.
7.100% due 04/15/28 176 198
6.500% due 04/15/38 80 84
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 2,373 2,600
Series 2002-1
6.718% due 01/02/23 277 295
Delta Air Lines, Inc.
3.625% due 03/15/22 1,036 1,057
Devon Energy Corp.
5.850% due 12/15/25 1,700 2,007
4.750% due 05/15/42 20 22
5.000% due 06/15/45 1,150 1,313
Devon Financing Co. LLC
7.875% due 09/30/31 650 916
Diageo Investment Corp.
2.875% due 05/11/22 600 609
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 530 667
Diamond Offshore Drilling, Inc.
4.875% due 11/01/43 178 112
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 140 147
Discover Bank
Series BKNT
4.650% due 09/13/28 870 959
Discovery Communications LLC
5.300% due 05/15/49 710 768
DISH DBS Corp.
Series WI
5.875% due 11/15/24 735 681
7.750% due 07/01/26 50 49
Dividend Solar, Inc.
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,650 1,649
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 1,145 1,156
Dominion Resources, Inc.
7.000% due 06/15/38 150 204
Domtar Corp.
6.750% due 02/15/44 1,141 1,268
Dow Chemical Co. (The)
3.500% due 10/01/24 1,073 1,112
DowDuPont , Inc.
4.205% due 11/15/23 1,100 1,170
5.319% due 11/15/38 790 931
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 250 339
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 253
4.250% due 12/15/41 100 110
Duke Energy Corp.
3.750% due 04/15/24 1,016 1,067
Duke Energy Ohio, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 02/01/29 140 151
Duke Energy Progress LLC
3.000% due 09/15/21 1,065 1,080
Eaton Corp.
2.750% due 11/02/22 1,000 1,009
4.150% due 11/02/42 250 270
Edgewell Personal Care Co.
4.700% due 05/19/21 375 381
4.700% due 05/24/22 38 39
Eli Lilly & Co.
3.100% due 05/15/27 110 115
Embarq Corp.
7.995% due 06/01/36 443 431
EMD Finance LLC
3.250% due 03/19/25 (Þ) 1,282 1,308
Energy Transfer Partners, LP
5.875% due 01/15/24 1,100 1,221
4.500% due 04/15/24 1,060 1,127
4.050% due 03/15/25 2,020 2,104
5.250% due 04/15/29 975 1,089
6.250% due 04/15/49 40 48
Series 10Y
4.950% due 06/15/28 90 98
EnLink Midstream Partners, LP
4.150% due 06/01/25 186 183
5.050% due 04/01/45 1,320 1,109
5.450% due 06/01/47 745 635
Enterprise Products Operating LLC
3.500% due 02/01/22 1,105 1,134
4.150% due 10/16/28 790 856
4.200% due 01/31/50 1,180 1,200
EOG Resources, Inc.
4.150% due 01/15/26 200 218
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 655 658
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 2,550 2,657
ERP Operating, LP
4.150% due 12/01/28 590 655
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 1,825 1,941
Exelon Corp.
3.497% due 06/01/22 1,000 1,022
5.600% due 06/15/42 1,143 1,306
Express Scripts Holding Co.
2.600% due 11/30/20 1,199 1,200
Exxon Mobil Corp.
2.726% due 03/01/23 1,253 1,277
3.043% due 03/01/26 450 467
4.114% due 03/01/46 250 286
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 915 1,024
FedEx Corp.
4.500% due 02/01/65 1,136 1,039
Fifth Third Bancorp
3.650% due 01/25/24 1,875 1,963
Fifth Third Bank
Series BKNT
2.200% due 10/30/20 1,277 1,276
First Data Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 08/15/23 (Þ) 500 513
First Union Capital II
Series A
7.950% due 11/15/29 1,575 2,126
FirstEnergy Corp.
Series B
4.250% due 03/15/23 700 738
3.900% due 07/15/27 770 811
Series C
7.375% due 11/15/31 2,220 3,068
4.850% due 07/15/47 180 207
Fiserv, Inc.
2.750% due 07/01/24 1,450 1,457
3.500% due 07/01/29 1,170 1,200
4.400% due 07/01/49 595 636
Ford Motor Credit Co. LLC
3.157% due 08/04/20 1,750 1,759
3.096% due 05/04/23 1,228 1,213
Series FXD
3.813% due 10/12/21 3,325 3,370
Fox Corp.
4.030% due 01/25/24 (Þ) 260 275
4.709% due 01/25/29 (Þ) 430 481
5.476% due 01/25/39 (Þ) 390 462
5.576% due 01/25/49 (Þ) 120 146
Freeport-McMoRan, Inc.
4.000% due 11/14/21 10 10
3.550% due 03/01/22 30 30
6.875% due 02/15/23 70 74
4.550% due 11/14/24 10 10
5.400% due 11/14/34 439 424
5.450% due 03/15/43 1,020 944
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 1,113 1,196
General Electric Co.
5.300% due 02/11/21 900 933
4.500% due 03/11/44 800 811
Series GMTN
3.100% due 01/09/23 679 685
6.150% due 08/07/37 583 695
6.875% due 01/10/39 1,780 2,312
Series MTNA
6.750% due 03/15/32 1,150 1,441
General Motors Co.
4.875% due 10/02/23 2,030 2,163
6.250% due 10/02/43 450 487
General Motors Financial Co., Inc.
2.450% due 11/06/20 170 169
4.375% due 09/25/21 150 155
4.200% due 11/06/21 4,200 4,329
3.450% due 04/10/22 1,170 1,185
4.250% due 05/15/23 100 104
5.100% due 01/17/24 3,295 3,532
Genworth Holdings, Inc.
7.200% due 02/15/21 425 435
Series .
4.900% due 08/15/23 180 167
Georgia Power Co.
2.850% due 05/15/22 1,120 1,135
Gilead Sciences, Inc.
2.550% due 09/01/20 890 892
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 03/01/26 170 179
4.750% due 03/01/46 615 700
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 1,261 1,284
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 249
4.125% due 03/12/24 (Þ) 1,240 1,286
4.000% due 03/27/27 (Þ) 1,080 1,105
3.875% due 10/27/27 (Þ) 280 283
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 593
5.300% due 01/15/29 1,206 1,308
Goldman Sachs Capital I
6.345% due 02/15/34 644 816
Goldman Sachs Capital II
4.000% due 12/20/20 (Ê)(ƒ) 17 14
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 1,213 1,213
5.250% due 07/27/21 1,900 2,000
3.200% due 02/23/23 350 357
3.850% due 07/08/24 1,445 1,516
3.272% due 09/29/25 (Ê) 1,725 1,762
4.250% due 10/21/25 1,410 1,500
3.500% due 11/16/26 590 605
4.223% due 05/01/29 (Ê) 1,180 1,268
6.450% due 05/01/36 310 397
6.750% due 10/01/37 1,981 2,637
4.411% due 04/23/39 (Ê) 230 251
6.250% due 02/01/41 1,100 1,480
5.150% due 05/22/45 940 1,089
4.750% due 10/21/45 1,000 1,171
Halliburton Co.
3.800% due 11/15/25 500 525
4.850% due 11/15/35 700 769
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 42
4.875% due 05/15/26 (Þ) 160 167
Harman International Industries, Inc.
4.150% due 05/15/25 1,003 1,068
Harris Corp.
4.854% due 04/27/35 250 283
5.054% due 04/27/45 260 307
HCA, Inc.
5.250% due 04/15/25 250 276
4.500% due 02/15/27 70 74
5.625% due 09/01/28 170 187
4.125% due 06/15/29 1,150 1,178
5.500% due 06/15/47 1,090 1,177
5.250% due 06/15/49 795 837
Hess Corp.
6.000% due 01/15/40 990 1,075
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 1,530 1,558
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 100 104
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 20 21
Home Depot, Inc. (The)
2.625% due 06/01/22 1,088 1,101

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Honeywell International, Inc.
1.850% due 11/01/21 1,123 1,115
HSBC Bank NA
Series BKNT
4.875% due 08/24/20 300 307
5.875% due 11/01/34 1,585 2,015
HSBC Finance Corp.
6.676% due 01/15/21 190 200
Humana, Inc.
3.150% due 12/01/22 100 102
3.950% due 03/15/27 330 347
4.625% due 12/01/42 150 162
4.950% due 10/01/44 120 136
4.800% due 03/15/47 30 34
Huntington National Bank (The)
3.150% due 03/14/21 1,209 1,222
IBM Credit LLC
1.800% due 01/20/21 1,216 1,208
IFM (US) Colonial Pipeline 2 LLC
6.450% due 05/01/21 (Þ) 188 194
Intel Corp.
3.100% due 07/29/22 1,233 1,268
3.700% due 07/29/25 150 160
Series WI
3.734% due 12/08/47 108 114
Intercontinental Exchange, Inc.
2.750% due 12/01/20 1,255 1,262
4.250% due 09/21/48 680 780
International Business Machines Corp.
2.800% due 05/13/21 2,770 2,794
2.500% due 01/27/22 1,150 1,154
3.000% due 05/15/24 1,460 1,494
3.500% due 05/15/29 915 958
4.150% due 05/15/39 650 707
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,492
International Paper Co.
8.700% due 06/15/38 905 1,306
5.150% due 05/15/46 1,318 1,430
Jackson National Life Global Funding
2.600% due 12/09/20 (Þ) 1,165 1,169
JC Penney Corp., Inc.
7.400% due 04/01/37 250 60
Jefferies Group LLC
6.500% due 01/20/43 1,223 1,373
Jefferies Group LLC / Jefferies Group
Capital Finance, Inc.
4.150% due 01/23/30 1,309 1,297
John Deere Capital Corp.
2.550% due 01/08/21 1,184 1,189
Johnson & Johnson
2.250% due 03/03/22 1,062 1,068
3.625% due 03/03/37 350 372
JPMorgan Chase & Co.
2.550% due 03/01/21 4,388 4,400
3.003% due 03/09/21 (Ê) 6,535 6,543
4.350% due 08/15/21 900 934
3.875% due 09/10/24 1,441 1,512
4.023% due 12/05/24 (~)(Ê) 1,130 1,196
4.125% due 12/15/26 1,600 1,724
4.250% due 10/01/27 210 229
4.203% due 07/23/29 (Ê) 480 525
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.452% due 12/05/29 (Ê) 1,565 1,743
4.950% due 06/01/45 700 839
Kellogg Co.
4.000% due 12/15/20 1,175 1,200
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 2,030 2,129
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 160 162
Kinder Morgan, Inc.
4.300% due 03/01/28 950 1,018
5.550% due 06/01/45 425 492
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 58
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 670 751
Kohl's Corp.
5.550% due 07/17/45 2,210 2,216
Kraft Heinz Foods Co.
4.000% due 06/15/23 30 31
4.875% due 02/15/25 (Þ) 1,894 1,954
6.875% due 01/26/39 690 852
Series WI
3.500% due 07/15/22 170 174
3.000% due 06/01/26 290 285
5.000% due 07/15/35 1,427 1,512
Kroger Co. (The)
3.300% due 01/15/21 1,142 1,156
5.150% due 08/01/43 130 138
L Brands, Inc.
6.950% due 03/01/33 127 105
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 363
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 1,735 1,808
Las Vegas Sands Corp.
3.200% due 08/08/24 2,050 2,060
3.500% due 08/18/26 435 437
Leidos Holdings, Inc.
4.450% due 12/01/20 291 295
Lennar Corp.
4.500% due 04/30/24 220 229
4.750% due 05/30/25 50 52
Series WI
5.000% due 06/15/27 30 32
4.750% due 11/29/27 700 735
Life Technologies Corp.
5.000% due 01/15/21 1,845 1,898
Limited. Brands, Inc.
7.600% due 07/15/37 175 151
Lockheed Martin Corp.
2.500% due 11/23/20 1,222 1,225
Class Preference
4.500% due 05/15/36 100 116
Series 10YR
3.550% due 01/15/26 600 640
Lowe's Cos., Inc.
3.800% due 11/15/21 1,266 1,303
Series 10YR
3.650% due 04/05/29 615 645
Magellan Health, Inc.
Series 0005

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 09/22/24 121 121
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,085
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 295
3.200% due 04/01/30 (Þ) 150 156
Marsh & McLennan Companies, Inc.
3.500% due 12/29/20 1,196 1,214
Marvell Technology Group, Ltd.
4.200% due 06/22/23 770 805
Masco Corp.
4.375% due 04/01/26 1,038 1,101
MassMutual Global Funding II
1.950% due 09/22/20 (Þ) 3,150 3,143
Mattel, Inc.
5.450% due 11/01/41 59 49
McDonald's Corp.
3.700% due 01/30/26 400 427
3.500% due 03/01/27 110 116
3.800% due 04/01/28 660 714
MDC Holdings, Inc.
6.000% due 01/15/43 176 173
Medtronic, Inc.
Series WI
3.150% due 03/15/22 484 496
3.500% due 03/15/25 445 472
Merck & Co., Inc.
2.750% due 02/10/25 300 307
3.400% due 03/07/29 1,045 1,112
Mercury General Corp.
4.400% due 03/15/27 770 792
MetLife, Inc.
6.400% due 12/15/36 670 777
Metropolitan Life Global Funding I
2.500% due 12/03/20 (Þ) 1,000 1,002
2.533% due 01/08/21 (Ê)(Þ) 5,160 5,163
Microsoft Corp.
2.875% due 02/06/24 970 998
2.700% due 02/12/25 240 246
2.400% due 08/08/26 1,350 1,354
3.300% due 02/06/27 1,610 1,701
3.450% due 08/08/36 20 21
3.750% due 02/12/45 1,000 1,081
MidAmerican Energy Co.
3.500% due 10/15/24 2,571 2,710
Mondelez International, Inc.
3.625% due 05/07/23 1,197 1,248
Morgan Stanley
3.737% due 04/24/24 (Ê) 1,000 1,038
Series F
3.875% due 04/29/24 1,705 1,802
Series GMTN
3.772% due 01/24/29 (Ê) 330 346
4.431% due 01/23/30 (Ê) 1,440 1,592
MPLX, LP
4.000% due 03/15/28 110 114
4.800% due 02/15/29 1,130 1,235
4.500% due 04/15/38 360 364
4.700% due 04/15/48 770 776
5.500% due 02/15/49 290 323
Series WI
4.500% due 07/15/23 420 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 06/01/25 350 381
Murphy Oil Corp.
5.625% due 12/01/42 130 116
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 1,125 1,151
Nabors Industries, Inc.
5.100% due 09/15/23 350 315
National Oilwell Varco, Inc.
2.600% due 12/01/22 1,050 1,047
Navient Corp.
Series MTN
5.625% due 08/01/33 113 94
NBCUniversal Media LLC
4.375% due 04/01/21 2,153 2,228
5.950% due 04/01/41 110 146
NCL Corp., Ltd.
4.750% due 12/15/21 (Þ) 170 173
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 1,027 1,045
Netflix, Inc.
5.375% due 02/01/21 90 93
Nevada Power Co.
5.450% due 05/15/41 1,148 1,394
New Albertsons, LP
Series MTNC
6.625% due 06/01/28 278 250
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 953 1,335
Newell Brands, Inc.
3.850% due 04/01/23 400 405
4.200% due 04/01/26 220 220
Series WI
5.000% due 11/15/23 2,009 2,066
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 995 1,067
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 1,190 1,236
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 227 298
Nissan Motor Acceptance Corp.
2.150% due 09/28/20 (Þ) 1,060 1,054
Noble Energy, Inc.
3.850% due 01/15/28 390 398
5.250% due 11/15/43 100 108
4.950% due 08/15/47 190 202
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 295 303
4.300% due 01/15/49 (Þ) 1,025 1,119
Northrop Grumman Corp.
2.930% due 01/15/25 440 448
Series 000G
2.080% due 10/15/20 1,051 1,048
Series F0TZ
3.250% due 01/15/28 1,130 1,163
Novartis Capital Corp.
2.400% due 05/17/22 1,223 1,232
Nuveen LLC
4.000% due 11/01/28 (Þ) 500 550
NVR, Inc.
3.950% due 09/15/22 950 975
Oasis Petroleum, Inc.
6.875% due 03/15/22 40 40

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 01/15/23 20 20
Occidental Petroleum Corp.
3.125% due 02/15/22 200 203
3.400% due 04/15/26 350 356
3.000% due 02/15/27 870 867
4.625% due 06/15/45 200 210
4.400% due 04/15/46 150 153
4.100% due 02/15/47 1,080 1,053
4.200% due 03/15/48 310 307
Oceaneering International, Inc.
4.650% due 11/15/24 355 341
Oracle Corp.
2.625% due 02/15/23 1,219 1,235
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 610 596
PacifiCorp
6.000% due 01/15/39 970 1,310
Pactiv LLC
8.375% due 04/15/27 125 136
Parker-Hannifin Corp.
3.250% due 06/14/29 575 589
PepsiCo, Inc.
2.750% due 03/05/22 1,036 1,053
Pfizer, Inc.
1.950% due 06/03/21 1,267 1,262
Philip Morris International, Inc.
1.875% due 02/25/21 1,058 1,053
2.500% due 08/22/22 600 602
4.500% due 03/20/42 220 240
Series 5YR
2.500% due 11/02/22 220 221
Series NCD
2.375% due 08/17/22 730 730
Phillips 66
5.875% due 05/01/42 1,022 1,284
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 1,150 1,171
PNC Bank NA
Series BKNT
2.150% due 04/29/21 1,264 1,260
Precision Castparts Corp.
2.500% due 01/15/23 1,112 1,119
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 95 100
Principal Financial Group, Inc.
3.700% due 05/15/29 510 538
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,068 1,072
Progress Energy, Inc.
4.400% due 01/15/21 200 205
7.750% due 03/01/31 956 1,343
PSEG Power LLC
8.625% due 04/15/31 896 1,238
Public Service Electric & Gas Co.
3.250% due 09/01/23 800 830
3.700% due 05/01/28 770 832
PulteGroup, Inc.
6.000% due 02/15/35 263 274
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 860 864
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
QVC, Inc.
4.375% due 03/15/23 1,690 1,735
Qwest Capital Funding, Inc.
7.750% due 02/15/31 162 150
Qwest Corp.
6.875% due 09/15/33 465 463
Range Resources Corp.
5.000% due 03/15/23 300 262
Series WI
4.875% due 05/15/25 40 34
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 400 428
Republic Services, Inc.
2.500% due 08/15/24 280 280
Reynolds American, Inc.
4.450% due 06/12/25 400 424
8.125% due 05/01/40 2,055 2,699
5.850% due 08/15/45 310 340
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
5.750% due 10/15/20 339 340
6.875% due 02/15/21 128 129
Rite Aid Corp.
7.700% due 02/15/27 200 127
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 1,273 1,290
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 620 634
Rowan Cos., Inc.
4.875% due 06/01/22 220 201
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 1,800 1,998
5.000% due 03/15/27 500 545
Sabra Health Care REIT, Inc.
4.800% due 06/01/24 335 345
Salesforce.com, Inc.
3.250% due 04/11/23 390 403
3.700% due 04/11/28 130 141
Santander Holdings, Inc.
4.450% due 12/03/21 1,550 1,607
4.500% due 07/17/25 100 106
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 300 319
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 261 290
Sempra Energy
3.550% due 06/15/24 1,250 1,292
Senior Housing Properties Trust
4.750% due 02/15/28 155 152
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,367
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 1,246 1,243
SLM Corp.
7.250% due 01/25/22 98 107
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 895 974
South Carolina Electric & Gas Co.
4.250% due 08/15/28 1,310 1,465

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 06/15/43 535 619
Southern California Edison Co.
Series A
2.900% due 03/01/21 1,128 1,133
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.
4.400% due 06/15/21 940 967
Southern Power Co.
5.150% due 09/15/41 1,250 1,379
Southwest Airlines Co.
2.650% due 11/05/20 580 582
2.750% due 11/16/22 390 392
Southwestern Energy Co.
6.200% due 01/23/25 171 147
Sprint Corp.
9.250% due 04/15/22 102 118
6.875% due 11/15/28 589 648
8.750% due 03/15/32 3,173 3,947
Series WI
7.250% due 09/15/21 230 247
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 113 113
4.738% due 03/20/25 (Þ) 4,170 4,384
5.152% due 03/20/28 (Þ) 785 834
Starbucks Corp.
3.800% due 08/15/25 1,000 1,063
SunTrust Banks, Inc.
2.900% due 03/03/21 1,183 1,191
Series BKNT
4.050% due 11/03/25 945 1,020
Symantec Corp.
3.950% due 06/15/22 409 413
Synchrony Financial
2.850% due 07/25/22 730 730
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 120 120
5.875% due 04/15/26 90 95
6.500% due 07/15/27 (Þ) 130 142
6.875% due 01/15/29 (Þ) 70 77
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 472
4.375% due 09/15/54 (Ê)(Þ) 200 207
Tenet Healthcare Corp.
6.875% due 11/15/31 255 224
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 1,515 2,048
Time Warner Cable LLC
4.125% due 02/15/21 1,000 1,017
7.300% due 07/01/38 1,430 1,772
6.750% due 06/15/39 850 1,019
5.875% due 11/15/40 540 595
Time Warner Entertainment Co., LP
8.375% due 03/15/23 1,057 1,247
TJX Cos., Inc. (The)
2.750% due 06/15/21 1,043 1,055
2.250% due 09/15/26 90 88
Toll Brothers Finance Corp.
4.375% due 04/15/23 160 166
Toyota Motor Credit Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
3.050% due 01/08/21 1,201 1,216
2.800% due 07/13/22 635 646
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 830 1,058
Transocean, Inc.
7.500% due 04/15/31 113 93
6.800% due 03/15/38 179 130
Tyson Foods, Inc.
3.950% due 08/15/24 1,021 1,080
Under Armour , Inc.
3.250% due 06/15/26 92 89
Unilever Capital Corp.
1.375% due 07/28/21 1,082 1,064
Union Pacific Corp.
3.500% due 06/08/23 1,200 1,247
3.750% due 07/15/25 280 298
3.950% due 09/10/28 1,290 1,403
4.500% due 09/10/48 730 831
Union Pacific Railroad Co. Pass-Through
Trust
Series 06-1
5.866% due 07/02/30 598 675
United Airlines Pass-Through Trust
Series 2016-1 Class B
3.650% due 01/07/26 1,660 1,669
Series B Class B
4.600% due 03/01/26 1,000 1,034
United Parcel Service, Inc.
2.350% due 05/16/22 1,262 1,268
United Rentals NA, Inc.
6.500% due 12/15/26 110 119
4.875% due 01/15/28 100 102
5.250% due 01/15/30 300 307
United States Cellular Corp.
6.700% due 12/15/33 77 81
United Technologies Corp.
1.950% due 11/01/21 1,125 1,116
3.100% due 06/01/22 1,000 1,022
3.650% due 08/16/23 550 576
4.125% due 11/16/28 500 552
4.500% due 06/01/42 160 183
UnitedHealth Group, Inc.
3.875% due 10/15/20 100 102
2.875% due 12/15/21 240 243
2.875% due 03/15/22 1,317 1,335
3.875% due 12/15/28 130 141
5.700% due 10/15/40 400 517
3.700% due 08/15/49 30 30
3.875% due 08/15/59 200 201
Universal Health Services, Inc.
4.750% due 08/01/22 (Þ) 1,164 1,179
Univision Communications, Inc.
5.125% due 02/15/25 (Þ) 380 369
US Airways Pass-Through Trust
Series 2012-1 Class A
5.900% due 10/01/24 1,947 2,153
Series A Class A
7.125% due 10/22/23 1,791 2,019
US Bancorp
2.350% due 01/29/21 1,261 1,263

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Bank NA
Series BKNT
3.150% due 04/26/21 5,647 5,732
Valeant Pharmaceuticals International,
Inc.
9.250% due 04/01/26 (Þ) 160 179
Valero Energy Corp.
10.500% due 03/15/39 800 1,359
Valmont Industries, Inc.
5.250% due 10/01/54 1,324 1,337
Verizon Communications, Inc.
3.500% due 11/01/24 30 31
2.625% due 08/15/26 150 150
3.875% due 02/08/29 550 592
4.016% due 12/03/29 (Þ) 1,229 1,334
7.750% due 12/01/30 3,480 4,832
4.500% due 08/10/33 870 984
5.250% due 03/16/37 890 1,072
5.500% due 03/16/47 50 62
Series WI
2.946% due 03/15/22 1,250 1,273
3.376% due 02/15/25 961 1,003
4.329% due 09/21/28 976 1,081
4.862% due 08/21/46 175 204
Viacom, Inc.
3.875% due 04/01/24 150 157
6.250% due 02/28/57 (Ê) 2,370 2,505
Visa, Inc.
3.150% due 12/14/25 600 627
4.300% due 12/14/45 1,860 2,203
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 1,580 1,592
4.300% due 07/15/29 (Þ) 1,240 1,247
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 316
Wachovia Capital Trust II
2.803% due 01/15/27 (Ê) 1,465 1,355
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 401 409
Walmart, Inc.
1.900% due 12/15/20 1,203 1,199
3.700% due 06/26/28 810 885
Walt Disney Co. (The)
2.350% due 12/01/22 1,264 1,270
6.650% due 11/15/37 (Þ) 200 287
6.900% due 08/15/39 (Þ) 733 1,093
Warner Media LLC
3.550% due 06/01/24 825 851
Washington Prime Group, LP
5.950% due 08/15/24 146 137
Waste Management, Inc.
3.500% due 05/15/24 1,200 1,256
2.950% due 06/15/24 700 717
3.200% due 06/15/26 410 427
3.450% due 06/15/29 980 1,031
4.150% due 07/15/49 80 88
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.250% due 10/05/20 (Þ) 1,025 1,033
Wells Fargo & Co.
2.500% due 03/04/21 2,265 2,274
4.600% due 04/01/21 1,500 1,554
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.069% due 01/24/23 945 959
3.486% due 10/31/23 (Ê) 7,795 7,941
3.750% due 01/24/24 2,545 2,668
3.000% due 04/22/26 1,000 1,009
3.000% due 10/23/26 1,670 1,688
3.196% due 06/17/27 (Ê) 1,400 1,427
4.150% due 01/24/29 1,715 1,874
5.375% due 11/02/43 200 245
4.400% due 06/14/46 160 175
4.750% due 12/07/46 2,830 3,248
Series BKNT
2.600% due 01/15/21 1,185 1,189
Series GMTN
4.300% due 07/22/27 1,760 1,905
4.900% due 11/17/45 1,700 1,986
Western Midstream Operating, LP
4.650% due 07/01/26 240 246
Whiting Petroleum Corp.
5.750% due 03/15/21 170 170
Williams Cos., Inc. (The)
3.600% due 03/15/22 1,000 1,025
7.750% due 06/15/31 300 395
5.800% due 11/15/43 430 503
Series A
7.500% due 01/15/31 390 506
Wyndham Destinations, Inc.
5.625% due 03/01/21 517 535
Wyndham Worldwide Corp.
4.250% due 03/01/22 96 97
Xerox Corp.
4.125% due 03/15/23 904 906
6.750% due 12/15/39 44 44
XPO Logistics, Inc.
6.500% due 06/15/22 (Þ) 140 142
Yum! Brands, Inc.
3.875% due 11/01/23 485 493
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 410 424
728,279
International Debt - 8.8%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B
4.484% due 02/17/24 (~)(Ê) 188 188
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 260 266
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 400 429
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 830 835
Actavis Funding SCS
3.450% due 03/15/22 1,350 1,376
3.800% due 03/15/25 610 632
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 1,270 1,288
Series WI
5.000% due 10/01/21 884 925
Alcoa Nederland Holding BV
7.000% due 09/30/26 (Þ) 300 321
6.125% due 05/15/28 (Þ) 250 262

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 810 815
Series WI
3.125% due 11/28/21 1,075 1,090
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,287 1,316
ALROSA Finance SA
7.750% due 11/03/20 (Þ) 1,197 1,269
Altrice France SA Term Loan B12
6.013% due 01/31/26 (Ê) 524 518
Ambac LSNI LLC
7.319% due 02/12/23 (~)(Ê)(Þ) 18,699 19,004
America Movil SAB de CV
3.125% due 07/16/22 950 966
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 380 388
3.625% due 09/11/24 (Þ) 550 563
4.750% due 04/10/27 (Þ) 480 509
ArcelorMittal
6.250% due 02/25/22 360 390
6.125% due 06/01/25 130 147
4.550% due 03/11/26 260 272
Argentine Republic Government
International Bond
5.625% due 01/26/22 2,160 1,866
6.875% due 01/11/48 300 228
Series NY
2.661% due 03/31/29 (~)(Ê) 1,530 916
Series WI
7.500% due 04/22/26 290 249
AstraZeneca PLC
2.375% due 11/16/20 2,351 2,351
Athene Holding, Ltd.
4.125% due 01/12/28 1,455 1,469
Avolon Holdings Funding, Ltd.
6.500% due 09/15/24 (Þ) 780 777
Avon Products, Inc.
7.000% due 03/15/23 288 290
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 1,108 1,147
Banco Internacional del Peru SAA
5.750% due 10/07/20 (Þ) 1,107 1,143
Banco Santander SA
3.460% due 04/12/23 (Ê) 200 201
3.848% due 04/12/23 600 622
2.706% due 06/27/24 1,800 1,794
4.379% due 04/12/28 1,200 1,282
Bancolombia SA
5.950% due 06/03/21 2,923 3,076
Bangkok Bank Public Co., Ltd.
4.800% due 10/18/20 (Þ) 1,157 1,188
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 1,292 1,299
Bank of Montreal
3.803% due 12/15/32 (Ê) 120 122
Series D
3.100% due 04/13/21 1,177 1,195
Bank of Nova Scotia (The)
Series BKNT
3.125% due 04/20/21 1,250 1,268
Barclays Bank PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.278% due 12/29/49 (Ê)(ƒ) 215 225
Barclays PLC
4.338% due 05/16/24 (Ê) 1,560 1,603
4.972% due 05/16/29 (Ê) 340 360
5.088% due 06/20/30 (Ê) 1,380 1,397
4.950% due 01/10/47 1,140 1,179
Basell Finance Co. BV
8.100% due 03/15/27 (Þ) 865 1,098
Bausch Health Americas, Inc. Term
Loan B
5.379% due 06/01/25 (~)(Ê) 425 426
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 49 50
5.000% due 09/30/43 260 326
6.750% due 10/19/75 (Ê)(Þ) 1,600 1,860
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 7,129 7,054
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.539% due 10/22/30 (Ê)(Þ) 2,380 2,381
BNP Paribas SA
3.375% due 01/09/25 (Þ) 640 651
4.705% due 01/10/25 (Ê)(Þ) 1,480 1,586
4.625% due 03/13/27 (Þ) 450 480
4.400% due 08/14/28 (Þ) 1,490 1,618
5.198% due 01/10/30 (Ê)(Þ) 720 825
4.375% due 03/01/33 (Ê)(Þ) 240 249
Series BKNT
5.000% due 01/15/21 1,133 1,177
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 200 200
BP Capital Markets PLC
3.245% due 05/06/22 1,092 1,119
Braskem Netherlands Finance BV
3.500% due 01/10/23 (Þ) 1,100 1,103
Brazil Government International Bond
4.625% due 01/13/28 2,960 3,142
5.625% due 01/07/41 2,360 2,626
5.000% due 01/27/45 2,240 2,311
British Telecommunications PLC
9.625% due 12/15/30 200 302
Brookfield Finance, Inc.
4.000% due 04/01/24 1,082 1,140
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 4,157 4,185
Canadian Imperial Bank of Commerce
Series BKNT
2.100% due 10/05/20 1,098 1,097
3.500% due 09/13/23 2,019 2,106
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 1,200 1,241
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
3.368% due 10/20/28 (Ê)(Þ) 6,785 6,781
Celulosa Arauco y Constitucion SA
Series WI
5.500% due 11/02/47 1,297 1,420
Cencosud SA
5.500% due 01/20/21 (Þ) 1,140 1,177
Cenovus Energy, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 11/15/39 340 408
Series WI
4.250% due 04/15/27 2,250 2,318
CK Hutchison International (17) (II),
Ltd.
Series 0001
2.250% due 09/29/20 (Þ) 1,103 1,099
Colombia Government International
Bond
5.625% due 02/26/44 1,220 1,462
Commonwealth Bank of Australia
3.900% due 07/12/47 (Þ) 90 98
Cooperatieve Rabobank UA
4.625% due 12/01/23 900 964
4.375% due 08/04/25 2,850 3,025
Credit Agricole SA
8.375% due 10/24/24 (Ê)(ƒ)(Þ) 600 603
Credit Suisse Group AG
3.869% due 01/12/29 (Ê)(Þ) 1,020 1,056
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.125% due 12/10/20 1,206 1,215
4.875% due 05/15/45 250 296
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 105
Danone SA
2.077% due 11/02/21 (Þ) 750 744
2.589% due 11/02/23 (Þ) 2,394 2,407
Danske Bank A/S
5.000% due 01/12/22 (Þ) 1,050 1,100
5.375% due 01/12/24 (Þ) 490 534
Deutsche Bank AG
4.500% due 04/01/25 629 599
4.296% due 05/24/28 (Ê) 149 138
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 1,081 1,069
2.820% due 01/19/22 (Þ) 160 161
DP World PLC
5.625% due 09/25/48 (Þ) 780 865
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
3.514% due 08/15/30 (Ê)(Þ) 3,028 3,027
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 1,663 1,669
Ecopetrol SA
5.875% due 05/28/45 910 1,022
Ecuador Government International Bond
7.875% due 01/23/28 (Þ) 500 490
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 569
Electricite de France SA
6.000% due 01/22/14 (Þ) 1,180 1,385
Empresa Electrica Angamos SA
4.875% due 05/25/29 (Þ) 1,214 1,274
Enbridge, Inc.
3.700% due 07/15/27 1,068 1,118
Enel Finance International NV
4.625% due 09/14/25 (Þ) 2,605 2,802
Series 658A
3.500% due 04/06/28 (Þ) 1,321 1,325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 2,510 2,621
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 489
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 1,100 1,159
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 3,080 3,066
4.418% due 11/15/35 5,110 5,158
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,611 1,635
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
3.313% due 04/15/31 (Ê)(Þ) 3,133 3,103
HSBC Bank PLC
7.650% due 05/01/25 2,460 2,944
HSBC Holdings PLC
3.400% due 03/08/21 2,000 2,027
4.250% due 08/18/25 670 701
3.900% due 05/25/26 1,160 1,216
4.583% due 06/19/29 (Ê) 1,380 1,504
3.973% due 05/22/30 (Ê) 900 940
6.250% due 12/31/99 (Ê)(ƒ) 710 726
6.500% due 12/31/99 (Ê)(ƒ) 710 740
Indonesia Government International
Bond
3.500% due 01/11/28 440 451
5.125% due 01/15/45 (Þ) 410 471
5.250% due 01/08/47 (Þ) 200 234
4.350% due 01/11/48 490 515
Series DmtN
3.850% due 07/18/27 (Þ) 200 209
Series REGS
3.750% due 04/25/22 1,380 1,419
5.125% due 01/15/45 400 459
ING Bank NV
5.800% due 09/25/23 (Þ) 3,715 4,104
Intelsat Jackson Holdings SA Term Loan
B3
5.991% due 11/27/23 (~)(Ê) 190 190
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 500 500
3.375% due 01/12/23 (Þ) 280 281
5.017% due 06/26/24 (Þ) 1,840 1,870
5.710% due 01/15/26 (Þ) 400 412
3.875% due 01/12/28 (Þ) 1,488 1,442
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 1,128 1,169
JBS Investments GmbH
6.250% due 02/05/23 (Þ) 1,570 1,597
KazMunajGaz
6.375% due 10/24/48 (Þ) 250 302
Kenya Government International Bond
7.250% due 02/28/28 (Þ) 250 260
Series REGS
6.875% due 06/24/24 420 451
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 1,029 1,036
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,050 1,112

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LCM XXII, Ltd.
Series 2016-22A Class A1
2.636% due 10/20/28 (Ê)(Þ) 7,523 7,537
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (Ê)(Þ) 5,278 5,269
Lloyds Banking Group PLC
3.900% due 03/12/24 300 311
4.500% due 11/04/24 600 624
4.375% due 03/22/28 200 212
4.550% due 08/16/28 600 644
3.574% due 11/07/28 (Ê) 200 199
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 254 268
Lloyds TSB Bank PLC
6.500% due 09/14/20 (Þ) 1,175 1,225
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 2,070 2,155
4.563% due 04/24/23 (Þ) 1,025 1,074
LYB International Finance BV
4.000% due 07/15/23 1,033 1,090
LyondellBasell Industries NV
5.750% due 04/15/24 967 1,085
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
3.456% due 07/29/30 (Ê)(Þ) 4,180 4,179
Madison Park Funding XXVII, Ltd.
Series 2018-27A Class A1A
3.499% due 04/20/30 (Ê)(Þ) 3,075 3,050
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 1,060 1,178
Mexico Government International Bond
4.350% due 01/15/47 2,870 2,802
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 1,256 1,265
2.998% due 02/22/22 310 314
3.195% due 07/18/29 1,720 1,745
Mylan NV
Series WI
3.950% due 06/15/26 1,445 1,476
Myriad International Holdings BV
4.850% due 07/06/27 (Þ) 750 809
National Australia Bank, Ltd.
Series GMTN
2.625% due 01/14/21 1,260 1,266
New Gold, Inc.
6.250% due 11/15/22 (Þ) 870 831
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 307
7.143% due 02/23/30 (Þ) 320 330
Noble Holding International, Ltd.
7.950% due 04/01/25 240 177
5.250% due 03/15/42 150 74
8.950% due 04/01/45 146 91
Nokia OYJ
6.625% due 05/15/39 1,806 2,022
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 621
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 1,030 1,074
Nutrien , Ltd.
3.625% due 03/15/24 1,245 1,286
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 1,015 1,072
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OCP SA
4.500% due 10/22/25 (Þ) 330 343
Ontario Teachers' Cadillac Fairview
Properties Trust
4.125% due 02/01/29 (Þ) 880 958
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 700 739
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 580 608
5.500% due 01/15/42 (Þ) 150 177
Peru Government International Bond
6.550% due 03/14/37 10 14
5.625% due 11/18/50 660 917
Petrobras Global Finance BV
6.250% due 03/17/24 130 145
7.375% due 01/17/27 70 83
Series WI
5.299% due 01/27/25 6,365 6,859
Petroleos Mexicanos
3.500% due 01/30/23 570 545
Series WI
4.625% due 09/21/23 1,875 1,848
6.875% due 08/04/26 780 795
Poland Government International Bond
5.125% due 04/21/21 1,800 1,887
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 450 370
7.875% due 06/15/27 (Þ) 400 299
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 650 708
4.817% due 03/14/49 (Þ) 1,420 1,644
Resolute Forest Products, Inc.
5.875% due 05/15/23 330 332
Royal Bank of Canada
2.150% due 10/26/20 350 350
Series GMTN
2.500% due 01/19/21 1,054 1,059
3.200% due 04/30/21 400 407
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 500 537
3.875% due 09/12/23 2,525 2,572
5.125% due 05/28/24 1,500 1,573
4.519% due 06/25/24 (Ê) 200 208
4.269% due 03/22/25 (Ê) 500 512
7.648% due 12/31/49 (Ê)(ƒ) 284 375
Sands China, Ltd.
Series WI
4.600% due 08/08/23 750 797
5.125% due 08/08/25 420 462
Sanofi
4.000% due 03/29/21 1,254 1,287
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 1,152 1,263
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 750 768
Schlumberger Norge AS
4.200% due 01/15/21 (Þ) 500 511
Schneider Electric SE
2.950% due 09/27/22 (Þ) 1,256 1,277
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.303% due 04/13/31 (~)(Ê)(Þ) 5,390 5,325
Series 2019-9A Class AR

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.408% due 10/20/28 (Ê)(Þ) 3,292 3,292
Shell International Finance BV
2.375% due 08/21/22 1,270 1,277
2.875% due 05/10/26 220 226
4.375% due 05/11/45 550 638
4.000% due 05/10/46 1,080 1,195
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 1,245 1,264
Signet UK Finance PLC
4.700% due 06/15/24 28 24
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 567
Sky, Ltd.
3.750% due 09/16/24 (Þ) 1,860 1,973
Sound Point CLO, Ltd.
Series 2018-1A Class A
3.787% due 04/15/31 (~)(Ê)(Þ) 6,000 5,921
Southern Copper Corp.
6.750% due 04/16/40 60 77
5.250% due 11/08/42 2,170 2,408
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 280 330
Stars Group Holdings BV Term Loan B
5.830% due 07/10/25 (~)(Ê) 37 37
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 450 447
Suncor Energy, Inc.
3.600% due 12/01/24 1,043 1,088
Suzano Austria GmbH
6.000% due 01/15/29 (Þ) 1,005 1,111
7.000% due 03/16/47 (Þ) 560 649
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 428
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 599
Takeda Pharmaceutical Co., Ltd.
3.800% due 11/26/20 (Þ) 1,210 1,230
4.400% due 11/26/23 (Þ) 1,285 1,373
5.000% due 11/26/28 (Þ) 1,325 1,524
Teck Resources, Ltd.
6.000% due 08/15/40 20 22
Telecom Italia SpA
5.303% due 05/30/24 (Þ) 220 232
6.375% due 11/15/33 104 109
6.000% due 09/30/34 78 79
7.200% due 07/18/36 251 280
7.721% due 06/04/38 405 468
Telefonica Emisiones SAU
4.103% due 03/08/27 290 309
5.213% due 03/08/47 700 788
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 1,023 1,034
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/21 210 200
2.950% due 12/18/22 60 54
Series 2
3.650% due 11/10/21 10 10
Teva Pharmaceutical Finance
Netherlands III BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.200% due 07/21/21 1,090 1,023
2.800% due 07/21/23 410 355
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 489
1.800% due 07/13/21 1,115 1,108
Total Capital Canada, Ltd.
2.750% due 07/15/23 1,108 1,128
Total Capital International SA
2.750% due 06/19/21 1,081 1,093
4.250% due 12/15/21 1,139 1,190
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 1,050 1,051
UBS AG
2.450% due 12/01/20 (Þ) 3,535 3,539
UBS Group Funding Switzerland AG
3.491% due 05/23/23 (Þ) 1,000 1,023
4.125% due 09/24/25 (Þ) 500 533
4.253% due 03/23/28 (Þ) 1,250 1,344
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 1,210 1,277
UniCredit SpA
6.572% due 01/14/22 (Þ) 750 802
Unitymedia Finance LLC 1st Lien Term
Loan B
4.604% due 09/30/25 (Ê) 113 113
Unitymedia Finance LLC 1st Lien Term
Loan D
4.604% due 01/15/26 (~)(Ê) 310 310
UPCB Finance IV, Ltd.
5.375% due 01/15/25 (Þ) 400 410
Valaris PLC
5.750% due 10/01/44 151 110
Vale Overseas, Ltd.
6.875% due 11/21/36 1,104 1,336
Validus Holdings, Ltd.
8.875% due 01/26/40 1,398 2,146
Vodafone Group PLC
4.375% due 05/30/28 1,080 1,173
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.553% due 04/17/30 (Ê)(Þ) 9,480 9,476
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ) 5,690 5,676
Weatherford International, Ltd.
6.500% due 08/01/36 (Ø) 262 118
7.000% due 03/15/38 (Ø) 128 58
Westpac Banking Corp.
2.600% due 11/23/20 410 411
Woori Bank
5.875% due 04/13/21 (Þ) 1,195 1,257
WPP Finance 2010
4.750% due 11/21/21 1,216 1,271
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.825% due 04/27/25 (~)(Ê) 149 148
349,654
Loan Agreements - 0.7%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.564% due 04/28/22 (~)(Ê) 373 361
Albertson's LLC 1st Lien Term Loan B7
5.234% due 11/16/25 (~)(Ê) 191 192
Albertson's LLC Term Loan B6
5.234% due 06/22/23 (~)(Ê) 592 593

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Axle & Manufacturing, Inc.
1st Lien Term Loan B
4.522% due 04/06/24 (~)(Ê) 73 72
4.530% due 04/06/24 (Ê) 18 18
Aramark Services, Inc. 1st Lien Term
Loan B3
4.080% due 03/11/25 (~)(Ê) 493 492
Asurion LLC 1st Lien Term Loan B7
5.234% due 11/03/24 (~)(Ê) 418 419
Asurion LLC Term Loan B4
5.234% due 08/04/22 (~)(Ê) 597 598
Athenahealth , Inc. Term Loan B
7.045% due 02/11/26 (~)(Ê) 748 750
Atlantic Aviation FBO, Inc. Term Loan B
5.990% due 12/06/25 (~)(Ê) 119 121
Avolon LLC 1st Lien Term Loan B3
4.022% due 01/15/25 (~)(Ê) 427 428
BCP CC Holdings Merger Sub, Inc. Term
Loan B1
5.080% due 12/01/24 (~)(Ê) 229 229
Berry Plastics Group, Inc. 1st Lien Term
Loan Q
4.629% due 10/01/22 (~)(Ê) 242 241
Blackstone CQP Holdco LP Term Loan B
5.887% due 06/20/24 (Ê) 160 161
Brickman Group, Ltd. 1st Lien Term
Loan B
4.750% due 08/10/25 (Ê) 94 95
4.813% due 08/10/25 (~)(Ê) 113 113
Brookfield WEC Holdings, Inc. Term
Loan
5.734% due 08/01/25 (~)(Ê) 1,017 1,020
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.984% due 12/22/24 (~)(Ê) 636 631
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.734% due 03/01/24 (~)(Ê) 598 596
Charter Communications Operating LLC
1st Lien Term Loan B
4.330% due 04/30/25 (~)(Ê) 369 370
CityCenter Holdings LLC Term Loan B
4.484% due 04/18/24 (~)(Ê) 327 327
CWGS Group LLC Term Loan B
4.984% due 11/08/23 (Ê) 1 1
5.152% due 11/08/23 (~)(Ê) 497 464
Dell International LLC 1st Lien Term
Loan B
4.240% due 09/07/23 (~)(Ê) 506 507
Diamond Sports Group LLC Term Loan
0.000% due 07/18/26 (~)(Ê)(v) 210 210
Digicert Holdings, Inc. 1st Lien Term
Loan
6.234% due 10/31/24 (~)(Ê) 1,027 1,028
Edelman Financial Center LLC Term
Loan B1
5.564% due 07/19/25 (~)(Ê) 318 318
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.734% due 07/03/24 (~)(Ê) 30 30
Golden Nugget, Inc. 1st Lien Term Loan
B
4.984% due 10/04/23 (Ê) 141 141
5.064% due 10/04/23 (~)(Ê) 113 113
HC Group Holdings II, Inc. Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 05/21/26 (~)(Ê)(v) 380 378
HCA, Inc. Term Loan B10
4.330% due 03/07/25 (Ê) 198 198
Hilton Worldwide Finance LLC 2019
Term Loan B
4.016% due 06/21/26 (Ê) 368 369
iHeartCommunications , Inc. Exit Term
Loan
6.579% due 05/01/26 (~)(Ê) 470 473
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.234% due 06/29/24 (~)(Ê) 597 597
Jaguar Holding Co. II 1st Lien Term
Loan
4.734% due 08/18/22 (~)(Ê) 179 179
Jane Street Group LLC Term Loan B
5.234% due 08/25/22 (~)(Ê) 449 446
Level 3 Financing, Inc. Term Loan B
4.484% due 02/22/24 (~)(Ê) 962 962
LPL Holdings, Inc. Term Loan B
4.519% due 09/21/24 (~)(Ê) 90 90
MA Finance Co. LLC 1st Lien Term
Loan B
4.734% due 06/21/24 (~)(Ê) 14 14
McAfee LLC Term Loan B1
5.991% due 09/29/24 (~)(Ê) 249 249
MGM Growth Properties LLC 1st Lien
Term Loan B
4.234% due 04/25/23 (~)(Ê) 402 402
Michaels Stores, Inc. 1st Lien Term
Loan B
4.737% due 01/28/23 (~)(Ê) 132 127
4.769% due 01/28/23 (Ê) 47 46
MultiPlan , Inc. Term Loan B
5.080% due 05/25/23 (~)(Ê) 916 888
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
0.000% due 06/20/26 (~)(Ê)(v) 530 530
Panther BF Aggregator LP Term Loan B
5.734% due 04/30/26 (Ê) 550 550
Party City Holdings, Inc. 1st Lien Term
Loan
4.740% due 08/19/22 (~)(Ê) 365 364
PCI Gaming Authority Term Loan
5.234% due 05/31/26 (Ê) 310 312
Phoenix Guarantor Inc. Term Loan B1
6.880% due 03/05/26 (~)(Ê) 471 473
Post Holdings, Inc. Incremental Term
Loan B
4.270% due 05/24/24 (~)(Ê) 98 98
Prime Security Services Borrower LLC
Term Loan B1
4.984% due 05/02/22 (~)(Ê) 739 738
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.769% due 11/16/25 (~)(Ê) 817 822
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.984% due 02/05/23 (~)(Ê) 699 699
RPI Finance Trust Term Loan B
4.234% due 03/27/23 (~)(Ê) 338 339
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.984% due 08/14/24 (~)(Ê) 868 863

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seattle SpinCo, Inc.1st Lien Term Loan
B3
4.734% due 06/21/24 (~)(Ê) 97 96
ServiceMaster Co. LLC 1st Lien Term
Loan B
4.734% due 11/08/23 (Ê) 22 22
SS&C Technologies Holdings, Inc. 1st
Lien Term Loan B5
4.484% due 04/16/25 (~)(Ê) 1,092 1,090
Station Casinos LLC 1st Lien Term
Loan B
4.740% due 06/08/23 (Ê) 114 115
Sungard Availability Services Capital,
Inc. Delayed Draw Term Loan
4.549% due 05/01/25 (Ê) 233 233
Sungard Availability Services Capital,
Inc. Term Loan
6.388% due 11/03/22 (Ê) 675 616
TKC Holdings, Inc. 1st Lien Term Loan
5.990% due 02/01/23 (~)(Ê) 349 342
Trans Union LLC 1st Lien Term Loan B3
4.234% due 04/09/23 (~)(Ê) 213 213
UFC Holdings, LLC Term Loan
5.490% due 04/29/26 (Ê) 499 499
Univision Communications, Inc. Term
Loan C5
4.984% due 03/15/24 (~)(Ê) 770 753
UPC Financing Partnership 1st Lien
Term Loan AR
4.854% due 01/15/26 (~)(Ê) 141 141
VICI Properties, Inc. Term Loan B
4.272% due 12/15/24 (~)(Ê) 60 59
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.825% due 01/15/26 (~)(Ê) 731 732
Western Digital Corp. 1st Lien Term
Loan B4
4.012% due 04/29/23 (~)(Ê) 407 404
27,160
Mortgage-Backed Securities - 33.3%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,033
A10 Securitization LLC
Series 2016-1 Class C
5.750% due 03/15/35 (Þ) 4,391 4,353
Series 2017-AA Class B1
0.015% due 05/15/36 (Þ) 6,380 6,308
Banc of America Funding Trust
Series 2005-D Class A1
3.509% due 05/25/35 (~)(Ê) 2,077 2,123
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.195% due 05/25/35 (~)(Ê) 541 548
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.063% due 07/25/34 (~)(Ê) 754 766
Series 2004-5 Class 2A
3.465% due 07/25/34 (~)(Ê) 313 315
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 9,274 10,174
Series 2018-B7 Class A4
4.510% due 11/15/51 8,108 9,272
Series 2018-B8 Class A5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.232% due 01/15/52 11,975 13,429
BX Commercial Mortgage Trust
Series 2018-BIOA Class D
3.628% due 03/15/37 (Ê)(Þ) 10,910 10,937
Series 2018-IND Class G
4.330% due 11/15/35 (Ê)(Þ) 723 727
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,835 4,026
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (Ê)(Þ) 3,491 3,530
Series 2019-LIFE Class G
5.750% due 12/15/37 (Ê)(Þ) 7,883 7,982
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.865% due 01/10/48 6,630 7,083
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
2.650% due 07/25/34 (~)(Ê) 772 781
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,656 2,023
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 990 1,018
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 5,392 5,439
Series 2019-SST2 Class F
4.940% due 12/15/36 (Ê)(Þ) 1,870 1,873
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
3.630% due 10/25/35 (Ê) 27 28
Series 2012-7 Class 10A2
3.206% due 09/25/36 (~)(Ê)(Þ) 1,279 1,303
Series 2015-2 Class 5A1
0.444% due 03/25/47 (Ê)(Þ) 1,283 1,287
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Æ)(Þ) 950 1,013
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,381
Series 2013-CR9 Class ASB
3.834% due 07/10/45 3,490 3,588
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 930 984
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,138
Series 2015-LC19 Class A4
3.183% due 02/10/48 (Æ) 3,495 3,630
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,027
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 972
Series 2018-COR3 Class A3
4.228% due 05/10/51 13,818 15,366
Series 2019-521F Class A
3.225% due 06/15/34 (Ê)(Þ) 5,404 5,411
Series 2019-521F Class D
3.875% due 06/15/34 (Ê)(Þ) 4,040 4,044
Core Industrial Trust
Series 2019-CORE Class D
4.150% due 12/15/31 (Ê)(Þ) 7,130 7,139
Countrywide Alternative Loan Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-J13 Class 2A7
5.500% due 11/25/35 220 199
Series 2006-13T1 Class A3
6.000% due 05/25/36 2,104 1,590
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
6.446% due 07/15/32 (Ê)(Þ) 1,500 1,499
Series 2019-ICE4 Class E
4.475% due 05/15/36 (Ê)(Þ) 5,766 5,802
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 3,578 3,584
Series 2018-PLUM Class A
5.720% due 08/15/20 (Ê)(Š)(Þ) 720 720
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 282
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/39 (~)(Ê)(Þ) 4,612 4,898
DBJPM Mortgage Trust
Series 2016-C3 Class A5
2.890% due 09/10/49 1,630 1,661
DBUBS Mortgage Trust
Series 2011-LC3A Class C
5.510% due 08/10/44 (~)(Ê)(Þ) 320 335
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.078% due 06/27/37 (~)(Ê)(Þ) 3,112 3,181
Fannie Mae
4.153% due 2020 6,196 6,283
4.535% due 2021 4,706 4,804
5.500% due 2021 15 15
5.500% due 2022 77 78
2.000% due 2023 3,818 3,805
4.500% due 2023 18 19
5.500% due 2023 57 58
5.500% due 2024 158 165
2.500% due 2025 1,425 1,433
4.500% due 2025 19 20
5.500% due 2025 100 104
8.500% due 2025 4 5
2.470% due 2026 5,230 5,226
3.500% due 2026 916 946
3.000% due 2027 991 1,011
3.030% due 2027 2,480 2,572
3.040% due 2027 4,200 4,391
8.500% due 2027 17 19
3.500% due 2028 778 806
3.625% due 2028 3,040 3,248
3.640% due 2028 300 327
3.070% due 2029 150 156
3.090% due 2029 300 315
3.160% due 2029 220 231
3.190% due 2029 100 105
3.240% due 2029 400 423
3.260% due 2029 379 402
3.300% due 2029 100 106
3.350% due 2029 80 85
3.660% due 2029 800 871
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.820% due 2029 490 540
3.830% due 2029 490 539
3.500% due 2030 765 791
2.600% due 2031 1,680 1,672
2.870% due 2031 100 102
3.310% due 2031 100 106
5.000% due 2031 2,019 2,148
3.500% due 2032 1,249 1,295
3.000% due 2033 3,233 3,294
3.500% due 2033 2,526 2,624
5.500% due 2034 463 519
4.500% due 2035 2,387 2,558
5.500% due 2035 306 343
6.000% due 2035 306 348
4.000% due 2036 40 42
5.500% due 2036 598 669
3.000% due 2037 352 358
4.000% due 2037 33 35
5.500% due 2037 181 203
5.500% due 2038 36 40
4.500% due 2039 326 351
6.000% due 2039 302 338
6.000% due 2039 241 274
4.500% due 2040 110 118
5.500% due 2040 3,312 3,689
4.000% due 2041 557 590
4.500% due 2041 423 456
5.000% due 2041 2,130 2,324
6.000% due 2041 616 700
3.500% due 2042 77 81
3.500% due 2043 3,811 3,962
3.500% due 2045 8,975 9,294
4.000% due 2045 4,759 5,010
3.000% due 2046 5,324 5,405
3.500% due 2046 5,457 5,647
4.000% due 2046 9,236 9,754
4.500% due 2046 2,917 3,176
5.000% due 2046 1,578 1,692
3.000% due 2047 5,536 5,619
3.500% due 2047 1,162 1,207
4.000% due 2047 17,113 17,881
3.000% due 2048 854 868
3.500% due 2048 9,567 9,834
4.500% due 2048 33,940 35,655
5.000% due 2048 20,405 21,669
3.000% due 2049 35,851 36,341
3.500% due 2049 21,322 21,876
4.000% due 2049 37,848 39,183
5.000% due 2049 1,126 1,195
4.000% due 2056 3,821 4,020
4.500% due 2056 1,486 1,595
5.500% due 2056 1,312 1,420
3.500% due 2057 4,184 4,342
4.000% due 2057 330 347
4.500% due 2057 1,276 1,369
15 Year TBA(Ï)
2.500% 2,500 2,515
3.000% 2,500 2,549
3.500% 13,600 14,047

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
3.000% 42,630 43,006
3.500% 47,820 48,965
4.000% 33,030 34,189
4.500% 46,730 48,976
5.000% 25,860 27,465
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 8 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 9 2
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 14 3
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 4 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 226 37
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 635 129
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 96 17
Fannie Mae Aces
Series 2014-M13 Class AB2
2.951% due 08/25/24 (~)(Ê) 234 245
Series 2016-M3 Class ASQ2
2.263% due 02/25/23 3,299 3,290
Series 2016-M6 Class AB2
2.395% due 05/25/26 5,731 5,797
Fannie Mae Balloon
2.740% due 08/01/29 (Š) 300 307
2.840% due 07/01/31 (Š) 100 102
2.765% due 08/01/31 (Š) 1,200 1,216
2.810% due 08/01/31 (Š) 400 407
2.880% due 08/01/31 (Š) 300 306
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
3.134% due 05/25/24 (Ê) 5,022 5,236
Series 2014-C03 Class 1M2
4.621% due 07/25/24 (Ê) 3,245 3,432
Series 2014-C04 Class 1M2
7.377% due 11/25/24 (Ê) 5,215 5,777
Series 2016-C04 Class 1M2
6.760% due 01/25/29 (Ê) 4,570 4,874
Series 2017-C07 Class 1M2
3.643% due 05/25/30 (Ê) 2,060 2,089
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.338% due 05/18/27 (Ê) 12 2
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 37 9
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 33 7
Series 2003-33 Class IA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
6.500% due 05/25/33 167 35
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 27 5
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 36 8
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 19 4
Series 2005-117 Class LC
5.500% due 11/25/35 734 767
Series 2006-118 Class A1
1.621% due 12/25/36 (Ê) 23 23
Series 2007-73 Class A1
2.550% due 07/25/37 (Ê) 253 249
Series 2009-70 Class PS
Interest Only STRIP
5.516% due 01/25/37 (Ê) 5,388 802
Series 2010-95 Class S
Interest Only STRIP
5.366% due 09/25/40 (Ê) 5,434 1,112
Series 2012-35 Class SC
Interest Only STRIP
5.266% due 04/25/42 (Ê) 24 4
Series 2013-54 Class BS
Interest Only STRIP
4.918% due 06/25/43 (Ê) 257 53
Series 2013-124 Class SB
Interest Only STRIP
4.718% due 12/25/43 (Ê) 514 93
Series 2016-23 Class ST
Interest Only STRIP
5.547% due 11/25/45 (Ê) 2,701 540
Series 2016-60 Class QS
Interest Only STRIP
5.575% due 09/25/46 (Ê) 882 139
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 2,381 357
Series 2017-76 Class SB
Interest Only STRIP
4.866% due 10/25/57 (Ê) 1,622 295
Series 2017-85 Class SC
Interest Only STRIP
4.963% due 11/25/47 (Ê) 505 79
Fannie Mae-Aces
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 2,060 2,234
Series 2019-M4 Class A2
3.610% due 02/25/31 390 424
Series 2019-M5 Class A2
3.273% due 01/25/29 710 751
Series 2019-M6 Class A2
3.450% due 01/01/29 780 837
Series 2019-M10 Class A2
3.300% due 12/25/37 360 384
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 5,149 5,228
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 108 109
Freddie Mac

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2027 1,297 1,340
3.500% due 2030 842 876
3.000% due 2031 1,598 1,633
4.500% due 2034 140 149
3.000% due 2035 286 291
3.500% due 2035 1,485 1,538
5.000% due 2035 23 26
3.000% due 2036 1,349 1,375
4.000% due 2036 78 82
3.000% due 2038 628 638
6.000% due 2038 1,002 1,141
4.500% due 2039 4,359 4,741
5.500% due 2039 565 625
5.500% due 2040 814 902
4.000% due 2041 6,229 6,590
5.500% due 2041 1,286 1,433
3.500% due 2043 2,289 2,385
4.000% due 2044 3,684 3,913
3.500% due 2045 15,603 16,269
4.000% due 2045 2,995 3,153
3.000% due 2046 1,377 1,399
3.500% due 2046 286 297
4.000% due 2046 10,111 10,648
4.500% due 2046 1,528 1,622
3.000% due 2047 4,625 4,697
3.500% due 2047 247 256
4.000% due 2047 6,951 7,253
4.500% due 2047 962 1,014
3.000% due 2048 2,522 2,551
3.500% due 2048 3,796 3,896
4.000% due 2048 19,301 19,993
4.000% due 2048 453 469
4.500% due 2048 2,381 2,511
5.000% due 2048 906 964
3.000% due 2049 98 99
3.500% due 2049 19,805 20,293
4.000% due 2049 1,506 1,559
4.000% due 2049 651 674
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 8,350 8,447
Series 2013-K029 Class A2
3.320% due 02/25/23 (~) 7,940 8,229
Series 2015-K044 Class A2
2.811% due 01/25/25 3,050 3,131
Series 2015-K051 Class A2
3.308% due 09/25/25 7,730 8,187
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 24,964 1,394
Series 2017-SR01 Class A3
3.089% due 11/25/27 370 382
Series 2018-K074 Class A2
3.600% due 01/25/28 16,233 17,641
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 8,566 9,644
Series 2019-K091 Class A2
3.505% due 03/25/29 880 956
Series 2019-K094 Class X1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
1.016% due 06/25/29 (~)(Ê) 1,000 74
Series 2019-K735 Class X1
Interest Only STRIP
1.103% due 05/25/26 (~)(Ê) 1,300 75
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (Ê) 263 33
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (Ê) 9 2
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (Ê) 22 4
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 6 1
Series 2003-2624 Class QH
5.000% due 06/15/33 302 336
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 47 11
Series 2006-R007 Class ZA
6.000% due 05/15/36 1,084 1,238
Series 2011-3973 Class SA
Interest Only STRIP
5.331% due 12/15/41 (Ê) 88 18
Series 2012-4045 Class HD
4.500% due 07/15/41 1,716 1,858
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 8 2
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 16 3
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/01/31 17 4
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 22 6
Series 2014-334 Class S7
Interest Only STRIP
5.562% due 08/15/44 (Ê) 1,008 200
Series 2016-353 Class S1
Interest Only STRIP
4.773% due 12/15/46 (Ê) 452 75
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
4.124% due 04/25/24 (Ê) 3,791 4,046
Series 2014-HQ2 Class M3
6.236% due 09/25/24 (Ê) 2,781 3,040
Series 2015-DNA3 Class M3
6.916% due 04/25/28 (Ê) 7,081 7,897
Series 2015-DNA3 Class M3F
5.321% due 04/25/28 (Ê) 4,380 4,818
Series 2016-DNA4 Class M2
2.291% due 03/25/29 (Ê) 1,388 1,390
Series 2017-DNA1 Class B1
5.729% due 07/25/29 (Ê) 830 945

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.883% due 07/25/46 (~)(Ê) 683 686
Ginnie Mae I
2.140% due 2023 1,976 1,948
2.730% due 2032 2,095 2,093
4.500% due 2039 6,764 7,307
5.000% due 2039 2,555 2,826
4.500% due 2040 732 791
4.500% due 2041 1,351 1,459
3.000% due 2042 1,725 1,766
4.500% due 2042 158 170
3.000% due 2043 791 809
3.500% due 2048 705 733
Ginnie Mae II
3.000% due 2042 129 132
3.500% due 2044 260 271
3.500% due 2045 115 120
3.000% due 2046 2,022 2,076
3.500% due 2046 2,410 2,502
3.500% due 2047 2,091 2,174
4.000% due 2047 2,682 2,799
3.000% due 2048 345 352
4.000% due 2048 2,364 2,458
4.500% due 2048 499 515
5.000% due 2048 2,738 2,885
4.500% due 2049 23,952 25,034
5.000% due 2049 6,286 6,596
5.500% due 2049 17,541 18,602
30 Year TBA(Ï)
3.000% 6,400 6,531
3.500% 18,500 19,120
4.000% 6,400 6,646
4.500% 780 812
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (Ê) 32 5
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 12,633 451
Series 2012-H27 Class AI
Interest Only STRIP
1.752% due 10/20/62 (~)(Ê) 1,179 59
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 146 18
Series 2014-190 Class PL
3.500% due 12/20/44 4,959 5,236
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 1,890 318
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 862 163
Series 2016-135 Class SB
Interest Only STRIP
5.558% due 10/16/46 (Ê) 320 68
Series 2017-H15 Class KI
Interest Only STRIP
2.152% due 07/20/67 (~)(Ê) 579 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H18 Class BI
Interest Only STRIP
1.627% due 09/20/67 (~)(Ê) 7,619 735
Series 2017-H20 Class IB
Interest Only STRIP
1.963% due 10/20/67 (~)(Ê) 296 33
Series 2018-H06 Class PF
2.200% due 02/20/68 (Ê) 961 956
Series 2018-H07 Class FD
2.230% due 05/20/68 (Ê) 1,695 1,686
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.281% due 09/15/31 (Ê)(Þ) 2,790 2,787
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.377% due 05/10/45 3,015 3,063
Series 2013-GC14 Class AAB
3.817% due 08/10/46 1,962 2,014
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,754
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 7,865 8,094
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 9,138 9,557
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,498
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 8,133
Hospitality Mortgage Trust
Series 2019-HIT Class D
4.325% due 11/15/26 (Ê)(Þ) 6,798 6,845
Hudsons Bay Simon JV Trust
Series 2015-HB7 Class A7
3.914% due 08/05/34 (Þ) 3,403 3,456
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 828 794
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
0.917% due 10/15/50 (~)(Ê) 11,575 648
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 393 399
Series 2015-MAR7 Class E
5.962% due 06/05/32 (Þ) 3,000 3,013
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 2,305 2,344
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
2.991% due 07/25/35 (~)(Ê) 132 133
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 2,786 2,775
Series 2017-2 Class A5
3.500% due 05/25/47 (~)(Ê)(Þ) 7,233 7,335
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 11,660 11,716
Series 2017-4 Class A5
3.500% due 11/25/47 (~)(Ê)(Þ) 5,392 5,465
Series 2018-3 Class A1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/25/48 (~)(Ê)(Þ) 3,544 3,593
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 22 22
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 3,467 3,498
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 3,434 3,480
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 8,748 8,829
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 2,838 2,862
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 12,547 12,741
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 1,696 1,711
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 3,055 3,067
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 403 407
Lone Star Portfolio Trust
Series 2015-LSP Class E
7.519% due 09/15/28 (Ê)(Þ) 776 784
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 663 412
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 656 408
Morgan Stanley
Series GMTN
3.750% due 02/25/23 855 890
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C26 Class A3
3.211% due 10/15/48 2,490 2,562
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,565 1,583
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 1,360 1,451
Series 2016-UBS9 Class A4
3.594% due 03/15/49 1,425 1,508
Series 2019-BPR Class A
3.725% due 05/15/36 (Ê)(Þ) 1,220 1,220
Series 2019-PLND Class A
3.500% due 05/15/36 (Ê)(Þ) 7,339 7,339
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 5,268 5,386
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 58,208 1,558
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 257
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,476
Nomura Resecuritization Trust
Series 2013-1R Class 3A12
0.694% due 10/26/36 (Ê)(Þ) 1,191 1,184
Series 2014-1R Class 5A3
0.684% due 10/26/36 (Ê)(Þ) 3,863 3,833
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-4R Class 1A14
0.739% due 03/26/47 (Ê)(Þ) 5,270 3,944
Series 2015-8R Class 4A4
1.369% due 11/25/47 (~)(Ê)(Þ) 5,789 4,252
Series 2015-11R Class 3A2
2.747% due 05/25/36 (~)(Ê)(Þ) 1,272 1,283
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 11,840 11,899
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,041 1,083
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 2,675 2,775
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 4,080 4,154
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/13/32 (~)(Æ)(Ê)(Þ) 1,055 1,102
Sequoia Mortgage Trust
Series 2014-4 Class A2
3.500% due 11/25/44 (~)(Ê)(Þ) 493 496
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 4,007 4,053
SG Commercial Mortgage Securities
Trust
Series 2016-C5 Class A4
3.055% due 10/10/48 2,870 2,938
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 527
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
2.735% due 09/25/34 (~)(Ê) 1,991 1,984
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.962% due 04/19/35 (Ê) 343 340
Series 2004-AR8 Class A1
1.242% due 05/19/35 (Ê) 998 995
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
3.133% due 11/11/34 (Ê)(Þ) 705 705
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
2.783% due 03/25/34 (~)(Ê) 376 384
Series 2004-AR4 Class A6
4.124% due 06/25/34 (~)(Ê) 2,776 2,817
Series 2005-AR6 Class 2A1A
0.822% due 04/25/45 (Ê) 2,770 2,747
Series 2006-AR10 Class 1A1
2.821% due 09/25/36 (~)(Ê) 2,030 1,949
Series 2006-AR18 Class 1A1
3.465% due 01/25/37 (~)(Ê) 3,739 3,453
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 2,116 2,056
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 9,930 10,285
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 8,996 705

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo Mortgage-Backed Securities
Trust
Series 2004-CC Class A1
2.888% due 01/25/35 (~)(Ê) 719 741
Series 2005-AR7 Class 2A1
3.087% due 05/25/35 (~)(Ê) 159 160
Series 2005-AR8 Class 1A1
2.947% due 06/25/35 (~)(Ê) 1,386 1,395
Series 2006-6 Class 1A3
5.750% due 05/25/36 244 240
Series 2006-6 Class 1A8
5.750% due 05/25/36 348 341
Series 2006-8 Class A15
6.000% due 07/25/36 658 665
Series 2006-11 Class A9
6.500% due 09/25/36 269 267
Series 2006-13 Class A5
6.000% due 10/25/36 1,246 1,240
Series 2006-AR5 Class 1A1
4.192% due 04/25/36 (~)(Ê) 4,564 4,673
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 1,515 1,537
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 2,648 2,799
1,328,136
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 1,447 1,858
7.055% due 04/01/57 816 1,099
2,957
Non-US Bonds - 4.6%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 27,640 445
Australia Government International
Bond
Series 133
5.500% due 04/21/23 AUD 5,764 4,617
Series 140
4.500% due 04/21/33 AUD 1,036 990
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 1,146 1,345
Series NTNF
10.000% due 01/01/21 BRL 24,012 6,712
10.000% due 01/01/23 BRL 12,777 3,740
10.000% due 01/01/25 BRL 11,122 3,345
10.000% due 01/01/27 BRL 955 293
Canadian Government International
Bond
0.750% due 09/01/21 CAD 4,452 3,317
1.500% due 06/01/23 CAD 7,462 5,650
2.250% due 06/01/25 CAD 5,124 4,044
1.000% due 06/01/27 CAD 5,853 4,271
Colombian TES
Series B
6.000% due 04/28/28 COP 13,392,100 4,121
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 46,094,500 16,979
Indonesia Treasury Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series FR68
8.375% due 03/15/34 IDR 43,754,000 3,316
Series FR77
8.125% due 05/15/24 IDR 39,329,000 2,958
Series FR78
8.250% due 05/15/29 IDR 52,909,000 4,009
Japan 10 Year Government International
Bond
Series 348
0.100% due 09/20/27 JPY 561,300 5,302
Malaysia Government International Bond
Series 0116
3.800% due 08/17/23 MYR 20,630 5,069
Series 0117
3.882% due 03/10/22 MYR 2,332 573
Series 0215
3.795% due 09/30/22 MYR 2,726 669
Series 0218
3.757% due 04/20/23 MYR 16,061 3,941
Series 0314
4.048% due 09/30/21 MYR 6,770 1,667
Series 0315
3.659% due 10/15/20 MYR 7,064 1,721
Series 0517
3.441% due 02/15/21 MYR 2,354 572
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 33,360 1,947
7.500% due 06/03/27 MXN 92,349 4,827
Series M 30
10.000% due 11/20/36 MXN 102,735 6,471
8.500% due 11/18/38 MXN 61,980 3,439
Series M
6.500% due 06/10/21 MXN 4,060 208
7.750% due 05/29/31 MXN 14,850 783
7.750% due 11/13/42 MXN 280,091 14,373
8.000% due 11/07/47 MXN 58,570 3,081
Mexico Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 9,000 499
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 47,758 5,539
Series 476
3.000% due 03/14/24 (Þ) NOK 19,069 2,319
Series 478
1.500% due 02/19/26 (Þ) NOK 6,190 708
Series 479
1.750% due 02/17/27 (Þ) NOK 5,525 643
Series 480
2.000% due 04/26/28 (Þ) NOK 6,492 772
Peru Government International Bond
5.700% due 08/12/24 PEN 17,007 5,680
6.900% due 08/12/37 PEN 11,051 4,075
Poland Government International Bond
Series 0725
3.250% due 07/25/25 PLN 6,862 1,897
Series 0922
5.750% due 09/23/22 PLN 10,740 3,111
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 192,010 3,204
Series 6212

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.050% due 01/19/28 RUB 76,616 1,202
Series 6219
7.750% due 09/16/26 RUB 206,670 3,364
Series 6224
6.900% due 05/23/29 RUB 87,080 1,342
Series 6225
7.250% due 05/10/34 RUB 4,270 66
Series 6228
7.650% due 04/10/30 RUB 165,080 2,668
Singapore Government International
Bond
2.250% due 06/01/21 SGD 4,066 2,989
1.250% due 10/01/21 SGD 1,630 1,175
3.125% due 09/01/22 SGD 1,570 1,191
2.750% due 07/01/23 SGD 4,818 3,642
3.000% due 09/01/24 SGD 3,243 2,501
2.375% due 06/01/25 SGD 1,250 940
2.125% due 06/01/26 SGD 9,161 6,797
3.500% due 03/01/27 SGD 4,046 3,284
184,403
United States Government Treasuries - 22.0%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 44,910 44,366
0.125% due 01/15/22 5,323 5,274
0.375% due 07/15/23 52,625 52,930
0.375% due 07/15/25 29,828 30,120
3.375% due 04/15/32 26,870 36,783
2.125% due 02/15/40 10,633 13,702
1.375% due 02/15/44 2,033 2,329
1.000% due 02/15/46 4,928 5,215
0.875% due 02/15/47 19,567 20,140
1.000% due 02/15/49 8,538 9,136
United States Treasury Notes
1.375% due 05/31/21 46,025 45,577
1.125% due 06/30/21 64,480 63,546
1.750% due 05/15/23 99,145 98,821
1.250% due 07/31/23 13,855 13,544
2.250% due 04/30/24 150 153
1.750% due 06/30/24 3,220 3,207
1.750% due 07/31/24 2,935 2,923
2.000% due 02/15/25 13,770 13,868
2.125% due 05/15/25 12,807 12,982
2.000% due 08/15/25 19,493 19,619
3.000% due 10/31/25 3,590 3,823
2.250% due 11/15/25 12,655 12,919
1.625% due 02/15/26 15,077 14,816
1.625% due 05/15/26 9,215 9,045
1.875% due 06/30/26 64,040 63,878
1.500% due 08/15/26 14,541 14,136
2.375% due 05/15/27 10,905 11,246
2.250% due 08/15/27 150 153
2.250% due 11/15/27 7,803 7,970
2.750% due 02/15/28 630 668
5.500% due 08/15/28 3,927 5,068
2.625% due 02/15/29 70,430 74,162
2.375% due 05/15/29 36,125 37,267
4.500% due 05/15/38 4,390 5,893
3.750% due 11/15/43 15,720 19,343
3.125% due 08/15/44 3,250 3,623
2.875% due 08/15/45 2,600 2,777
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 11/15/45 8,025 8,775
3.000% due 05/15/47 3,000 3,283
2.750% due 08/15/47 2,995 3,123
2.750% due 11/15/47 7,680 8,009
3.000% due 02/15/48 10,975 12,010
3.125% due 05/15/48 5,380 6,031
3.000% due 08/15/48 17,445 19,115
3.000% due 02/15/49 22,295 24,450
2.875% due 05/15/49 8,025 8,596
874,414
Total Long-Term Investments
(cost $3,569,007) 3,661,902
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services LP(Æ)(Š) 9,557
306
Total Common Stocks
(cost $239) 306
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar 1 Year Mid-
Curve Options
Merrill Lynch Dec 2019 98.00 Call
(330) USD 80,850 (ÿ) 267
United States 10 Year
Treasury Note Futures
Merrill Lynch Aug 2019 120.00
Put (400) USD 48,000 (ÿ) —
United States 5 Year
Treasury Note Futures
Merrill Lynch Aug 2019 111.25
Put (362) USD 40,273 (ÿ) —
Total Options Purchased
(cost $143) 267
Short-Term Investments - 12.5%
Altria Group, Inc.
9.250% due 08/06/19 1,343 1,344
America Movil SAB de CV
5.000% due 03/30/20 323 329
American Express Credit Corp.
2.375% due 05/26/20 410 410
Amgen, Inc.
2.125% due 05/01/20 90 90
Argentina POM Politica Monetaria
Series POM
61.675% due 06/21/20 (Ê) ARS 2,190 52
Athene Global Funding
2.750% due 04/20/20 (Þ) 450 451
Australia Government International
Bond
Series 126
4.500% due 04/15/20 AUD 4,713 3,303
Banque Federative du Credit Mutuel SA
2.200% due 07/20/20 (Þ) 240 240

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boeing Co. (The)
4.875% due 02/15/20 700 709
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 440 443
Commonwealth Bank of Australia
5.000% due 10/15/19 (Þ) 200 201
Cooperatieve Rabobank UA
4.750% due 01/15/20 (Þ) 610 617
Daimler Finance NA LLC
1.750% due 10/30/19 (Þ) 3,340 3,335
2.300% due 01/06/20 (Þ) 4,160 4,158
2.450% due 05/18/20 (Þ) 150 150
Federal Home Loan Bank Discount
Notes
0.000% due 08/01/19 (ç)(ž) 400 400
2.158% due 09/20/19 (ç)(ž) 2,430 2,423
Federal Home Loan Banks
2.125% due 02/11/20 360 360
Four Seasons Hotels, Ltd. 1st Lien Term
Loan B
4.234% due 06/27/20 (Ê) 203 204
General Electric Co.
Series GMTN
5.500% due 01/08/20 50 51
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 120 120
Goldman Sachs Group, Inc. (The)
Series D
6.000% due 06/15/20 1,875 1,934
ING Bank NV
2.500% due 10/01/19 (Þ) 240 240
Jackson National Life Global Funding
2.556% due 04/27/20 (Ê)(Þ) 13,365 13,385
JPMorgan Chase & Co.
2.750% due 06/23/20 1,785 1,791
Malaysia Government International Bond
Series 0414
3.654% due 10/31/19 MYR 11,660 2,830
Mexican Bonos
Series M
8.000% due 06/11/20 MXN 8,710 455
Myriad International Holdings BV
6.000% due 07/18/20 (Þ) 1,332 1,368
Navient Corp.
Series MTN
8.000% due 03/25/20 500 516
Northwest Airlines Pass-Through Trust
Series 07-1
7.027% due 11/01/19 1,618 1,634
Philip Morris International, Inc.
1.875% due 11/01/19 780 779
2.000% due 02/21/20 5,455 5,443
Reliance Standard Life Global Funding
II
2.500% due 01/15/20 (Þ) 2,095 2,095
Reynolds American, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/12/20 250 252
Class B
6.875% due 05/01/20 740 763
Royal Bank of Scotland Group PLC
6.400% due 10/21/19 1,000 1,008
Santander PLC
2.375% due 03/16/20 210 210
Shell International Finance BV
4.375% due 03/25/20 100 101
Sherwin-Williams Co. (The)
2.250% due 05/15/20 1,535 1,533
Singapore Government International
Bond
1.625% due 10/01/19 SGD 490 356
2.000% due 07/01/20 SGD 2,663 1,942
Telefonica Emisiones SAU
5.134% due 04/27/20 250 255
U.S. Cash Management Fund(@) 154,253,169(∞) 154,314
United States Treasury Bills
1.897% due 08/15/19 (ç)(ž) 19,260 19,245
1.971% due 08/20/19 (ç) 3,905 3,901
1.940% due 09/12/19 (ç)(ž) 23,200 23,148
2.070% due 10/10/19 (ž) 20,895 20,812
2.073% due 11/07/19 (ž) 25,916 25,772
2.068% due 12/05/19 (ž) 24,676 24,501
2.072% due 12/19/19 (ž) 69,715 69,164
2.063% due 01/02/20 (ž) 31,378 31,107
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20 28,864 28,746
United States Treasury Notes
1.375% due 05/31/20 34,019 33,817
UnitedHealth Group, Inc.
Class A
2.700% due 07/15/20 360 362
Wells Fargo & Co.
Series GMTN Class S
2.600% due 07/22/20 1,775 1,780
Westpac Banking Corp.
2.300% due 05/26/20 70 70
Williams Cos., Inc. (The)
5.250% due 03/15/20 190 193
Total Short-Term Investments
(cost $495,959) 495,212
Total Investments 104.5%
(identified cost $4,065,348) 4,157,687
Other Assets and Liabilities,
Net - (4.5%)
(178,317)
Net Assets - 100.0%
3,979,370

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
16.7%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 260,000 99.16 258
266
225 Liberty Street Trust 02/17/16 975,000 102.52 1,000
1,033
A10 Securitization LLC 05/19/16 4,391,000 99.97 4,390
4,353
A10 Securitization LLC 06/23/17 6,379,911 100.00 6,380
6,308
ABN AMRO Bank NV 06/16/16 400,000 102.68 411
429
Abu Dhabi Government International Bond 10/03/17 830,000 99.78 828
835
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,650,859 93.54 3,415
3,477
Alcoa Nederland Holding BV 10/18/16 300,000 102.88 309
321
Alcoa Nederland Holding BV 07/31/18 250,000 103.70 259
262
Alimentation Couche-Tard, Inc. 11/10/17 1,287,000 100.82 1,298
1,316
ALROSA Finance SA 09/05/18 1,197,000 103.80 1,242
1,269
Ambac LSNI LLC 05/04/16 18,699,140 100.60 18,811
19,004
American Tower Trust #1 01/05/17 1,825,000 99.83 1,822
1,842
Anglo American Capital PLC 04/04/17 380,000 100.14 381
388
Anglo American Capital PLC 05/19/17 480,000 101.10 485
509
Anglo American Capital PLC 09/06/17 550,000 100.35 552
563
Apollo Management Holdings, LP 05/24/16 1,075,000 99.94 1,074
1,133
Apollo Management Holdings, LP 03/08/18 1,130,000 99.46 1,124
1,213
Apollo Management Holdings, LP 05/24/18 310,000 99.48 308
322
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,530,000 100.00 1,530
1,552
Athene Global Funding 06/19/18 450,000 99.95 450
451
Athene Global Funding 06/12/19 935,000 100.70 942
947
Avis Budget Rental Car Funding  LLC 05/06/19 1,420,000 100.77 1,431
1,463
Avolon Holdings Funding, Ltd. 07/26/19 780,000 100.00 780
777
Banco de Bogota SA 09/22/17 1,108,000 100.59 1,115
1,147
Banco Internacional del Peru SAA 09/25/18 1,107,000 102.31 1,133
1,143
Bangkok Bank Public Co., Ltd. 07/02/18 1,157,000 101.67 1,176
1,188
Banistmo SA 12/07/17 1,292,000 100.34 1,296
1,299
Banque Federative du Credit Mutuel SA 03/20/18 240,000 99.10 238
240
Basell Finance Co. BV 02/15/19 865,000 120.02 1,038
1,098
Bausch Health Cos., Inc. 11/13/18 260,000 101.28 263
290
Bayer US Finance II LLC 06/19/18 1,968,000 100.07 1,969
1,997
Bayer US Finance II LLC 08/14/18 1,050,000 88.86 933
967
Bayer US Finance LLC 06/18/18 2,398,000 96.45 2,313
2,423
BCAP LLC Trust 11/26/13 854,038 103.94 888
870
BCAP LLC Trust 03/10/14 118,531 104.27 124
119
BCAP LLC Trust 07/21/16 5,870,722 74.98 4,402
5,420
BCAP LLC Trust 03/20/17 4,286,092 85.50 3,665
4,102
Beacon Escrow Corp. 10/30/17 70,000 101.12 71
69
BHP Billiton Finance USA, Ltd. 10/28/16 1,600,000 109.17 1,747
1,860
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 7,129,375 99.07 7,062
7,054
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 170,000 102.01 173
170
Bluemountain CLO, Ltd. 01/18/18 2,380,000 100.71 2,397
2,381
BMW US Capital LLC 03/20/18 80,000 97.24 78
79
BNP Paribas SA 03/08/17 450,000 99.35 447
480
BNP Paribas SA 06/01/18 240,000 95.32 229
249
BNP Paribas SA 08/07/18 1,490,000 99.50 1,482
1,618
BNP Paribas SA 01/03/19 720,000 100.21 721
825
BNP Paribas SA 01/03/19 1,480,000 99.99 1,480
1,586
BNP Paribas SA 01/08/19 640,000 97.02 621
651
Bombardier, Inc. 10/27/17 200,000 100.05 200
200
Braskem Netherlands Finance BV 10/04/17 1,100,000 99.36 1,093
1,103
Bristol-Myers Squibb 05/07/19 860,000 100.10 861
890
Bristol-Myers Squibb 05/07/19 1,520,000 99.19 1,508
1,588
Bristol-Myers Squibb 05/07/19 2,290,000 99.63 2,282
2,344
Bristol-Myers Squibb 05/07/19 420,000 99.75 419
424
Broadcom, Inc. 03/29/19 1,635,000 99.29 1,623
1,648
Broadcom, Inc. 03/29/19 1,605,000 99.90 1,603
1,614
BX Commercial Mortgage Trust 03/05/19 722,790 100.49 726
727
BX Commercial Mortgage Trust 04/18/19 10,910,000 100.06 10,917
10,937
BXP Trust 10/30/17 3,835,000 101.11 3,878
4,026
CAL Funding III, Ltd. 06/28/17 4,157,042 99.99 4,157
4,185
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,530
CAMB Commercial Mortgage Trust 01/25/19 7,883,000 100.00 7,883
7,982
Canadian Oil Sands, Ltd. 04/25/16 1,200,000 100.36 1,197
1,241
Cantor Fitzgerald, LP 04/24/19 1,270,000 99.72 1,266
1,325
CCO Holdings LLC / CCO Holdings Capital Corp. 06/16/16 760,000 100.92 767
785

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CCO Holdings LLC / CCO Holdings Capital Corp. 08/14/18 110,000 95.55 105
113
Cedar Funding VI CLO, Ltd. 10/02/18 6,785,000 100.00 6,785
6,781
Cencosud SA 07/01/19 1,140,000 103.65 1,182
1,177
Centene Corp. 08/24/18 40,000 103.26 41
42
Cigna Corp. 09/06/18 300,000 100.00 300
305
Cigna Corp. 09/06/18 1,655,000 101.15 1,669
1,758
Cigna Corp. 09/06/18 800,000 99.96 800
831
Cigna Corp. 03/11/19 880,000 100.47 884
954
Citigroup Commercial Mortgage Trust 02/11/16 990,000 102.36 1,013
1,018
Citigroup Commercial Mortgage Trust 04/15/16 5,391,569 0.98 5,300
5,439
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,873
Citigroup Mortgage Loan Trust, Inc. 08/03/15 1,278,779 89.87 1,149
1,303
Citigroup Mortgage Loan Trust, Inc. 02/01/17 1,283,317 97.75 1,254
1,287
CK Hutchison International (17) (II), Ltd. 01/02/19 1,103,000 98.85 1,090
1,099
Commercial Mortgage Trust 01/13/16 930,000 103.27 960
984
Commercial Mortgage Trust 01/22/16 950,000 1.06 1,009
1,013
Commercial Mortgage Trust 01/25/16 2,060,000 102.14 2,104
2,138
Commercial Mortgage Trust 02/19/16 975,000 102.52 1,000
1,027
Commercial Mortgage Trust 07/25/16 971,000 102.33 994
972
Commercial Mortgage Trust 11/21/16 1,354,600 100.82 1,366
1,381
Commercial Mortgage Trust 06/05/19 5,404,000 100.00 5,404
5,411
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
4,044
Commonwealth Bank of Australia 06/14/16 200,000 100.68 201
201
Commonwealth Bank of Australia 07/06/17 90,000 99.64 90
98
Cooperatieve Rabobank UA 03/23/18 610,000 100.79 615
617
Core Industrial Trust 03/01/19 7,130,000 100.00 7,130
7,139
Cott Holdings, Inc. 03/08/17 260,000 100.00 260
267
Cox Communications, Inc. 05/31/17 2,190,000 107.95 2,364
2,614
Cox Communications, Inc. 07/24/17 1,180,000 97.89 1,155
1,205
Credit Agricole SA 06/14/16 600,000 113.36 680
603
Credit Suisse Group AG 05/31/18 1,020,000 95.19 971
1,056
Credit Suisse Mortgage Capital Certificates 06/20/17 1,500,000 99.56 1,493
1,499
Credit Suisse Mortgage Capital Certificates 05/28/19 5,766,000 100.00 5,766
5,802
Credit Suisse Mortgage Trust 06/26/18 3,577,643 97.63 3,493
3,584
Credit Suisse Mortgage Trust 09/19/18 720,000 100.00 720
720
CSC Holdings LLC 03/06/19 360,000 102.52 369
369
DAE Funding LLC 11/01/18 100,000 100.00 100
105
Daimler Finance NA LLC 10/26/16 3,340,000 99.99 3,340
3,335
Daimler Finance NA LLC 01/03/17 4,160,000 99.99 4,160
4,158
Daimler Finance NA LLC 03/28/18 150,000 99.45 149
150
Danone SA 10/26/16 750,000 100.00 750
744
Danone SA 10/26/16 2,394,000 98.97 2,368
2,407
Danske Bank A/S 01/11/19 1,050,000 101.01 1,061
1,100
Danske Bank A/S 01/11/19 490,000 99.82 489
534
DBGS Mortgage Trust 04/03/19 4,612,000 101.43 4,678
4,898
DBUBS Mortgage Trust 09/14/16 320,000 110.76 354
335
DCP Midstream LLC 04/02/18 288,000 110.16 317
307
Dell International LLC / EMC Corp. 06/15/16 620,000 100.98 626
638
Dell International LLC / EMC Corp. 10/06/16 1,080,000 119.88 1,295
1,376
Dell International LLC / EMC Corp. 10/18/16 630,000 107.59 678
666
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 3,112,408 100.64 3,132
3,181
Deutsche Telekom International Finance BV 03/28/18 160,000 98.85 158
161
Deutsche Telekom International Finance BV 05/03/18 1,081,000 97.14 1,050
1,069
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 03/06/18 530,000 120.58 639
667
Dividend Solar, Inc. 06/28/19 1,650,000 99.98 1,650
1,649
DP World PLC 09/19/18 780,000 98.62 769
865
Dresdner Funding Trust I 10/17/16 250,000 116.87 292
339
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,027
ECAF, Ltd. 08/09/18 1,663,319 99.22 1,650
1,669
Ecuador Government International Bond 01/18/18 500,000 100.00 500
490
Egypt Government International Bond 02/13/18 550,000 100.00 550
569
Electricite de France SA 10/01/18 1,180,000 97.67 1,152
1,385
EMD Finance LLC 04/22/19 1,282,000 98.17 1,259
1,308
Empresa Electrica Angamos SA 02/02/18 1,213,822 101.99 1,238
1,274
Enel Finance International NV 01/05/18 1,321,000 98.09 1,296
1,325
Enel Finance International NV 09/11/18 2,605,000 99.44 2,590
2,802
Eni SpA 09/05/18 2,510,000 99.55 2,499
2,621
Equate Petrochemical BV 10/27/16 460,000 99.06 456
489

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Farmers Exchange Capital III 10/01/14 915,000 98.11 898
1,024
First Data Corp. 06/13/16 500,000 101.40 507
513
Flagstar Mortgage Trust 10/26/17 5,148,703 101.42 5,222
5,228
Flagstar Mortgage Trust 04/13/18 108,298 98.60 107
109
Fox Corp. 01/15/19 260,000 100.00 260
275
Fox Corp. 01/15/19 430,000 101.10 435
481
Fox Corp. 01/17/19 390,000 105.32 411
462
Fox Corp. 03/06/19 120,000 106.59 128
146
Fresenius Medical Care US Finance II, Inc. 09/19/17 1,113,000 107.32 1,194
1,196
Gazprom OAO Via Gaz Capital SA 03/06/19 1,100,000 101.73 1,119
1,159
Glencore Funding LLC 02/07/17 240,000 101.75 244
249
Glencore Funding LLC 03/21/17 1,080,000 98.82 1,067
1,105
Glencore Funding LLC 03/21/18 120,000 99.75 120
120
Glencore Funding LLC 01/16/19 280,000 94.17 264
283
Glencore Funding LLC 03/05/19 1,240,000 100.00 1,240
1,286
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.13 3,137
3,103
GS Mortgage Securities Corp. II 06/06/18 2,790,000 100.00 2,790
2,787
GS Mortgage Securities Trust 07/20/16 1,630,000 112.12 1,828
1,754
GSAA Home Equity Trust 10/21/15 1,614,125 87.15 1,407
1,564
Hanesbrands, Inc. 11/10/17 40,000 97.98 39
42
Hanesbrands, Inc. 08/13/18 160,000 96.82 155
167
Helios Issuer LLC 10/26/18 976,037 100.65 982
1,048
Hertz Vehicle Financing II, LP 01/10/19 3,800,000 98.17 3,731
3,797
Hertz Vehicle Financing II, LP 01/29/19 4,505,000 100.06 4,508
4,607
Hilton USA Trust 11/22/16 9,138,000 95.17 8,696
9,557
Hilton USA Trust 05/26/17 1,499,000 99.70 1,495
1,498
HMH Trust 06/09/17 7,770,000 99.99 7,769
8,133
Hospitality Mortgage Trust 05/16/19 6,798,000 100.00 6,798
6,845
Hudsons Bay Simon JV Trust 09/09/16 3,403,000 105.24 3,581
3,456
IFM (US) Colonial Pipeline 2 LLC 11/06/18 188,000 103.58 195
194
Indonesia Government International Bond 09/26/17 200,000 103.22 206
209
Indonesia Government International Bond 09/26/17 410,000 111.09 455
471
Indonesia Government International Bond 09/26/17 200,000 113.93 228
234
ING Bank NV 06/16/16 3,715,000 107.09 4,001
4,104
ING Bank NV 03/21/18 240,000 99.92 240
240
Intesa Sanpaolo SpA 06/13/16 1,840,000 95.42 1,760
1,870
Intesa Sanpaolo SpA 07/10/17 500,000 99.90 500
500
Intesa Sanpaolo SpA 01/05/18 280,000 99.82 279
281
Intesa Sanpaolo SpA 05/24/18 400,000 101.29 405
412
Intesa Sanpaolo SpA 06/18/18 1,488,000 87.68 1,305
1,442
Inversiones CMPC SA 09/22/17 1,128,000 103.35 1,166
1,169
Irwin Home Equity Loan Trust 02/03/16 1,388,679 102.04 1,417
1,439
Jackson National Life Global Funding 12/02/15 1,165,000 99.97 1,165
1,169
Jackson National Life Global Funding 04/23/18 13,365,000 100.00 13,365
13,385
JBS Investments GmbH 02/08/17 1,570,000 98.16 1,541
1,597
JPMorgan Chase Commercial Mortgage Securities Trust 08/04/16 3,000,000 97.78 2,933
3,013
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 2,305,000 98.87 2,279
2,344
JPMorgan Mortgage Trust 05/22/17 7,233,226 103.16 7,462
7,335
JPMorgan Mortgage Trust 10/18/17 5,392,054 101.82 5,490
5,465
JPMorgan Mortgage Trust 03/23/18 3,544,395 98.60 3,495
3,593
JPMorgan Mortgage Trust 04/25/18 6,923,497 98.84 6,887
7,000
JPMorgan Mortgage Trust 08/16/18 15,385,433 100.49 15,437
15,603
JPMorgan Mortgage Trust 09/20/18 1,696,113 100.54 1,705
1,711
JPMorgan Mortgage Trust 01/18/19 3,054,575 100.76 3,078
3,067
JPMorgan Mortgage Trust 03/06/19 8,748,131 99.94 8,743
8,829
JPMorgan Mortgage Trust 03/08/19 11,660,106 98.05 11,433
11,716
JPMorgan Mortgage Trust 07/08/19 2,785,742 99.75 2,779
2,775
KazMunajGaz 04/17/18 250,000 99.02 248
302
Kenya Government International Bond 02/21/18 250,000 100.00 250
260
KKR Group Finance Co. II LLC 06/14/16 50,000 104.49 52
58
KKR Group Finance Co. III LLC 03/11/15 670,000 99.99 670
751
Korea Southern Power Co., Ltd. 01/22/18 1,029,000 99.28 1,022
1,036
Kraft Heinz Foods Co. 10/07/15 1,894,000 105.38 1,979
1,954
Kuwait Government International Bond 03/13/17 1,050,000 99.23 1,042
1,112
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.71 349
363
Land O' Lakes, Inc. 06/22/16 1,735,000 103.59 1,797
1,808
LCM XXII, Ltd. 07/05/17 7,523,000 101.24 7,615
7,537
LCM XXV, Ltd. 07/10/17 5,278,000 100.00 5,278
5,269

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Lloyds Banking Group PLC 03/01/18 254,000 116.23 295
268
Lloyds TSB Bank PLC 12/07/17 1,175,000 104.06 1,223
1,225
Lone Star Portfolio Trust 05/24/18 776,433 100.90 783
784
Lukoil International Finance BV 03/22/17 2,070,000 103.38 2,140
2,155
Lukoil International Finance BV 09/19/17 1,025,000 103.10 1,057
1,074
Madison Park Funding XXVI, Ltd. 09/05/17 4,180,000 100.00 4,180
4,179
Madison Park Funding XXVII, Ltd. 12/11/18 3,075,000 98.58 3,031
3,050
Marks And Spencer PLC 11/06/17 1,060,000 117.30 1,243
1,178
Mars, Inc. 03/26/19 150,000 99.71 150
156
Mars, Inc. 03/26/19 290,000 99.94 290
295
MassMutual Global Funding II 09/19/17 3,150,000 99.95 3,149
3,143
Metropolitan Life Global Funding I 11/23/15 1,000,000 99.98 1,000
1,002
Metropolitan Life Global Funding I 04/04/18 5,160,000 99.79 5,150
5,163
ML-CFC Commercial Mortgage Trust 08/05/16 655,704 82.10 538
408
Morgan Stanley Capital I Trust 04/24/19 1,220,000 100.00 1,220
1,220
Morgan Stanley Capital I Trust 05/10/19 7,339,000 100.00 7,339
7,339
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.71 257
257
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.68 1,557
1,558
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.59 5,194
5,386
MSCG Trust 05/19/15 1,435,000 101.45 1,456
1,476
Mutual of Omaha Insurance Co. 07/14/14 1,125,000 99.82 1,123
1,151
Myriad International Holdings BV 06/29/17 750,000 100.00 750
809
Myriad International Holdings BV 09/21/17 1,332,000 102.96 1,371
1,368
Navient Student Loan Trust 02/07/19 1,390,000 101.51 1,411
1,404
Navient Student Loan Trust 02/11/19 740,000 99.96 740
764
NCL Corp., Ltd. 12/07/16 170,000 100.19 170
173
Nestle Holdings, Inc. 03/04/19 1,027,000 100.57 1,033
1,045
New Gold, Inc. 05/01/18 870,000 89.14 776
831
NGPL PipeCo LLC 06/23/17 227,000 118.16 268
298
Nigeria Government International Bond 11/20/17 300,000 100.00 300
307
Nigeria Government International Bond 02/15/18 320,000 100.00 320
330
Nissan Motor Acceptance Corp. 02/01/19 1,060,000 98.45 1,044
1,054
Nomura Resecuritization Trust 11/19/13 1,191,249 73.01 870
1,184
Nomura Resecuritization Trust 11/07/14 3,863,443 85.43 3,301
3,833
Nomura Resecuritization Trust 10/23/15 1,272,000 93.25 1,186
1,283
Nomura Resecuritization Trust 07/20/16 5,788,594 45.16 2,614
4,252
Nomura Resecuritization Trust 07/22/16 5,270,000 58.78 3,098
3,944
Nordea Bank AB 06/16/16 600,000 103.96 624
621
Northern Natural Gas Co. 08/02/18 1,025,000 98.18 1,006
1,119
Northern Natural Gas Co. 03/28/19 295,000 102.17 301
303
Norway Government International Bond 01/18/19 NOK 6,190,000 11.54 715
708
Norway Government International Bond 01/18/19 NOK 5,525,000 11.72 648
643
Norway Government International Bond 01/18/19 NOK 6,492,000 11.88 771
772
Norway Government International Bond 01/18/19 NOK 47,758,000 11.88 5,673
5,539
Norway Government International Bond 03/29/19 NOK 19,069,000 12.46 2,377
2,319
NOVA Chemicals Corp. 08/22/17 1,030,000 98.74 1,017
1,074
Nuveen LLC 03/11/19 500,000 104.35 522
550
NXP BV / NXP Funding LLC 01/08/19 1,015,000 102.20 1,037
1,072
NYT Mortgage Trust 01/11/19 11,840,000 100.00 11,840
11,899
OCP SA 06/16/16 330,000 97.69 322
343
One Market Plaza Trust 02/15/17 2,675,000 100.62 2,692
2,775
One Market Plaza Trust 02/15/17 4,080,000 97.84 3,992
4,154
One Market Plaza Trust 03/23/17 1,041,000 102.71 1,069
1,083
Ontario Teachers' Cadillac Fairview Properties Trust 01/28/19 880,000 99.87 879
958
Pacific Life Insurance Co. 10/17/17 610,000 99.92 609
596
Park Aerospace Holdings, Ltd. 09/28/17 700,000 102.53 718
739
Pernod Ricard SA 06/16/16 150,000 118.51 178
177
Pernod Ricard SA 06/12/18 580,000 104.55 606
608
PFCA Home Equity Investment Trust 12/12/17 1,481,322 99.63 1,476
1,492
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 95,000 105.48 100
100
Provincia de Buenos Aires 02/08/17 400,000 98.78 395
299
Provincia de Buenos Aires 02/08/17 450,000 99.73 449
370
Qatar Government International Bond 03/06/19 1,420,000 100.00 1,420
1,644
Qatar Government International Bond 03/06/19 650,000 99.66 648
708
RBS Commercial Funding, Inc. Trust 10/27/15 1,055,000 1.04 1,097
1,102
Reliance Standard Life Global Funding II 01/07/15 2,095,000 99.86 2,094
2,095
Roche Holdings, Inc. 01/05/18 1,273,000 100.80 1,283
1,290
Rockies Express Pipeline LLC 04/03/19 620,000 99.85 619
634

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Santander Group Holdings PLC 10/01/18 1,152,000 102.94 1,186
1,263
Saudi Arabian Oil Co. 04/09/19 750,000 99.53 746
768
Schlumberger Holdings Corp. 06/15/16 300,000 104.70 314
319
Schlumberger Norge AS 06/15/16 500,000 102.91 515
511
Schneider Electric SE 04/22/19 1,256,000 100.19 1,258
1,277
Sealed Air Corp. 10/26/16 261,000 116.56 304
290
Sequoia Mortgage Trust 10/21/16 4,006,823 103.08 4,130
4,053
Sequoia Mortgage Trust 08/22/17 492,865 102.40 505
496
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,325
Shackleton CLO, Ltd. 07/12/19 3,292,000 100.00 3,292
3,292
Shops at Crystals Trust 03/08/18 520,000 96.01 499
527
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.11 1,246
1,264
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 104.71 555
567
Sky, Ltd. 12/12/18 1,860,000 98.73 1,836
1,973
Smithfield Foods, Inc. 03/27/19 895,000 99.57 891
974
SoFi Professional Loan Program LLC 05/15/18 1,130,341 99.34 1,123
1,130
SoFi Professional Loan Program LLC 05/16/18 3,049,362 99.56 3,036
3,054
SoFi Professional Loan Program LLC 05/23/18 1,206,776 98.81 1,192
1,201
SoFi Professional Loan Program LLC 07/24/18 2,778,000 97.79 2,717
2,813
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,921
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 4,170,000 100.08 4,175
4,384
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 112,500 99.81 112
113
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 05/23/19 785,000 102.47 804
834
Standard Chartered PLC 06/14/16 280,000 100.06 280
330
Suzano Austria GmbH 07/27/18 560,000 106.97 599
649
Suzano Austria GmbH 09/17/18 1,005,000 99.12 996
1,111
Syngenta Finance NV 04/17/18 590,000 100.00 590
599
Takeda Pharmaceutical Co., Ltd. 11/19/18 1,325,000 99.60 1,320
1,524
Takeda Pharmaceutical Co., Ltd. 11/19/18 1,285,000 99.96 1,285
1,373
Takeda Pharmaceutical Co., Ltd. 06/04/19 1,210,000 101.46 1,228
1,230
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 130,000 100.00 130
142
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 70,000 100.00 70
77
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.35 195
207
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.84 447
472
Telecom Italia SpA 08/21/18 220,000 100.32 221
232
Tencent Holdings, Ltd. 04/01/19 1,023,000 99.43 1,017
1,034
Textainer Marine Containers, Ltd. 06/22/17 4,590,028 99.98 4,589
4,586
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.94 704
705
Towd Point Mortgage Trust 07/22/16 1,640,976 99.86 1,639
1,633
Towd Point Mortgage Trust 07/07/17 3,340,854 100.55 3,359
3,339
Towd Point Mortgage Trust 07/26/17 1,241,602 101.00 1,254
1,241
Towd Point Mortgage Trust 08/04/17 2,777,576 99.62 2,767
2,778
Towd Point Mortgage Trust 01/24/19 2,074,000 99.39 2,061
2,156
Transocean Sentry, Ltd. 05/15/19 1,050,000 99.45 1,044
1,051
Triton Container Finance IV LLC 08/21/17 3,563,283 100.08 3,566
3,575
Triton Container Finance VI LLC 06/07/17 1,601,461 99.98 1,601
1,606
UBS AG 11/27/17 3,535,000 99.96 3,534
3,539
UBS Group Funding Switzerland AG 09/21/15 500,000 99.88 499
533
UBS Group Funding Switzerland AG 03/16/17 1,000,000 100.00 1,000
1,023
UBS Group Funding Switzerland AG 03/16/17 1,250,000 100.11 1,251
1,344
UBS Group Funding Switzerland AG 01/28/19 1,210,000 100.00 1,210
1,277
UniCredit SpA 01/08/19 750,000 100.00 750
802
Universal Health Services, Inc. 09/19/17 1,164,000 102.49 1,193
1,179
Univision Communications, Inc. 06/15/16 380,000 99.00 376
369
UPCB Finance IV, Ltd. 08/09/18 400,000 98.58 394
410
Valeant Pharmaceuticals International, Inc. 04/04/19 160,000 109.77 176
179
Verizon Communications, Inc. 09/05/18 1,229,000 98.77 1,214
1,334
Vistra Operations Co. LLC 06/04/19 1,240,000 99.79 1,237
1,247
Vistra Operations Co. LLC 06/04/19 1,580,000 99.81 1,577
1,592
VOC Escrow, Ltd. 08/07/18 310,000 97.06 301
316
VOLT LXII LLC 05/16/19 10,019,668 99.91 10,010
10,013
Voya CLO, Ltd. 03/31/17 9,480,000 100.03 9,482
9,476
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,676
Walt Disney Co. (The) 03/15/19 200,000 135.98 272
287
Walt Disney Co. (The) 03/15/19 733,000 137.00 1,004
1,093

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
WEA Finance LLC / Westfield UK & Europe Finance PLC 09/28/15 1,025,000 99.91 1,024
1,033
Woori Bank 12/07/17 1,195,000 104.48 1,249
1,257
Worldwide Plaza Trust 10/31/17 2,648,000 102.75 2,721
2,799
XPO Logistics, Inc. 02/25/19 140,000 101.69 142
142
ZF NA Capital, Inc. 06/13/16 410,000 101.39 416
424
664,360
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albertson's LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Albertson's LLC Term Loan B6 USD 1 Month LIBOR 3.000
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 5.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.250
Aramark Services, Inc. 1st Lien Term Loan B3 USD 3 Month LIBOR 1.750
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Athenahealth , Inc. Term Loan B USD 3 Month LIBOR 4.500
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Banco Santander SA USD 3 Month LIBOR 1.120
Bank of America Corp. USD 3 Month LIBOR 3.705
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.060
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays Bank PLC USD 3 Month LIBOR 1.550
Barclays PLC USD 3 Month LIBOR 1.356
Barclays PLC USD 3 Month LIBOR 1.902
Barclays PLC USD 3 Month LIBOR 3.054
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
BCP CC Holdings Merger Sub, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q USD 1 Month LIBOR 2.250
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blackstone CQP Holdco LP Term Loan B USD 3 Month LIBOR 3.500
Bluemountain CLO, Ltd. USD 3 Month LIBOR 1.180
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
BNP Paribas SA USD 3 Month LIBOR 2.235
BNP Paribas SA USD 3 Month LIBOR 2.567
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Campbell Soup Co. USD 3 Month LIBOR 0.630
Cedar Funding VI CLO, Ltd. USD 3 Month LIBOR 1.090
Centex Home Equity Loan Trust USD 1 Month LIBOR 0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.000
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Core Industrial Trust USD 1 Month LIBOR 1.650
Credit Agricole SA USD 3 Month LIBOR 6.982
Credit Suisse Group AG USD 3 Month LIBOR 1.410
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Credit Suisse Mortgage Trust USD 1 Month LIBOR 3.231
CWGS Group LLC Term Loan B USD 1 Month LIBOR 2.750
Dell International LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Digicert Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Dryden XXVIII Senior Loan Fund USD 3 Month LIBOR 1.200
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.400
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 8.500
Fannie Mae REMICS USD 1 Month LIBOR 6.750
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Four Seasons Hotels, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Freddie Mac REMICS USD 1 Month LIBOR 7.000
Freddie Mac REMICS USD 1 Month LIBOR 7.500
Freddie Mac REMICS USD 1 Month LIBOR 8.000

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 8.600
Golden Nugget, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Greenwood Park CLO, Ltd. USD 3 Month LIBOR 1.010
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
HCA, Inc. Term Loan B10 USD 3 Month LIBOR 2.000
Hilton Worldwide Finance LLC 2019 Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.390
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
iHeartCommunications , Inc. Exit Term Loan USD 3 Month LIBOR 4.000
Intelsat Jackson Holdings SA Term Loan B3 USD 1 Month LIBOR 3.750
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.160
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.160
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.600
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.260
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.400
Jackson National Life Global Funding USD 3 Month LIBOR 0.300
Jaguar Holding Co. II 1st Lien Term Loan USD 3 Month LIBOR 2.500
Jane Street Group LLC Term Loan B USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 2.660
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. USD 3 Month LIBOR 0.550
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
LCM XXII, Ltd. USD 3 Month LIBOR 1.480
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Lloyds Banking Group PLC USD 3 Month LIBOR 1.205
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Lone Star Portfolio Trust USD 1 Month LIBOR 5.850
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.750
LPL Holdings, Inc. Term Loan B USD 3 Month LIBOR 2.250
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Madison Park Funding XXVII, Ltd. USD 3 Month LIBOR 1.030
Master Asset Backed Securities Trust USD 1 Month LIBOR 0.160
McAfee LLC Term Loan B1 USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.370
Metropolitan Life Global Funding I USD 3 Month LIBOR 0.230
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 3.256
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.000
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
Navient Student Loan Trust USD 1 Month LIBOR 1.150
Newcastle Mortgage Securities Trust USD 1 Month LIBOR 0.390
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Nomura Resecuritization Trust USD 1 Month LIBOR 0.160
Nomura Resecuritization Trust USD 1 Month LIBOR 0.150
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 3.000
Phoenix Guarantor Inc. Term Loan B1 USD 1 Month LIBOR 4.500
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Post Holdings, Inc. Incremental Term Loan B USD 3 Month LIBOR 2.000
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 2.750
RAMP Trust USD 1 Month LIBOR 0.570
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 3 Month LIBOR 3.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo, Inc.1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
ServiceMaster Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.130
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
Sound Point CLO, Ltd. USD 3 Month LIBOR 1.000

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Variable Rate Securities
Securities Referenced Rate Spread %
Soundview Home Loan Trust USD 1 Month LIBOR 0.470
SS&C Technologies Holdings, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.680
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.400
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.150
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.170
Sungard Availability Services Capital, Inc. Delayed Draw Term Loan USD 1 Month LIBOR 2.500
Sungard Availability Services Capital, Inc. Term Loan USD 1 Month LIBOR 2.500
Teachers Insurance & Annuity Association of America USD 3 Month LIBOR 2.661
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 2.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings, LLC Term Loan USD 1 Month LIBOR 3.250
Unitymedia Finance LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.250
Unitymedia Finance LLC 1st Lien Term Loan D USD 3 Month LIBOR 2.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
UPC Financing Partnership 1st Lien Term Loan AR USD 3 Month LIBOR 2.500
Viacom, Inc. USD 3 Month LIBOR 3.899
VICI Properties, Inc. Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.460
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Western Digital Corp. 1st Lien Term Loan B4 USD 3 Month LIBOR 1.750
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,020 AUD 148,127 09/19
2,036
Canada 10 Year Government Bond Futures 935 CAD 133,060 09/19
(62)
Euro-BTP Futures 165 EUR 23,069 09/19
1,300
Eurodollar Futures 111 USD 27,155 01/20
106
Eurodollar Futures 360 USD 88,371 06/20
727
Eurodollar Futures 62 USD 15,240 03/21
136
Long Gilt Futures 859 GBP 114,101 09/19
3,925
United States 2 Year Treasury Note Futures 1,082 USD 231,988 09/19
351
United States 5 Year Treasury Note Futures 2,091 USD 245,807 09/19
802
United States 10 Year Treasury Note Futures 6,711 USD 855,128 09/19
6,382

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 10 Year Ultra Treasury Note Futures 96 USD 13,233 09/19
288
United States Long Bond Futures 616 USD 95,845 09/19
2,441
United States Ultra Bond Futures 1,041 USD 184,844 09/19
6,398
Short Positions
Canada 10 Year Government Bond Futures 922 CAD 131,210 09/19
516
Euro- Bobl Futures 301 EUR 40,635 09/19
(537)
Euro-Bund Futures 1,468 EUR 257,002 09/19
(6,640)
Euro-OAT Futures 128 EUR 21,405 09/19
(967)
Federal Fund 30 Day Futures 61 USD 24,872 08/19
16
Japan 10 Year Government Bond Futures 139 JPY 21,378,202 09/19
(593)
Long Gilt Futures 200 GBP 26,566 09/19
(1,143)
United States 2 Year Treasury Note Futures 491 USD 105,275 09/19
(137)
United States 5 Year Treasury Note Futures 67 USD 7,876 09/19
(60)
United States 10 Year Treasury Note Futures 3 USD 382 09/19
(4)
United States 10 Year Ultra Treasury Note Futures 598 USD 82,431 09/19
(672)
United States Long Bond Futures 703 USD 109,383 09/19
(2,711)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
11,898
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar 1 Year Mid-Curve Options
Merrill Lynch
Call 165 97.75 USD 40,322 12/13/19
(221)
Eurodollar 1 Year Mid-Curve Options
Merrill Lynch
Call 165 98.50 USD 40,631 12/13/19
(35)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Put 45 117.25 USD 5,276 08/23/19
(8)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 73 128.00 USD 9,344 08/23/19
(23)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 382 126.50 USD 48,323 08/23/19
(66)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 61 127.00 USD 7,747 08/23/19
(19)
Total Liability for Options Written (premiums received $422)
(372)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 19,229 CAD 25,054 08/22/19 (238)
Bank of America USD 11,647 HUF 3,354,695 08/22/19 (247)
Bank of America USD 40,738 JPY 4,370,000 09/18/19 (427)
Bank of America USD 25,804 TRY 165,137 08/22/19 3,538
Bank of America EUR 5,908 GBP 5,300 09/18/19 (209)
Bank of America JPY 701,957 GBP 5,167 09/18/19 (355)
Bank of America PLN 29,737 USD 7,764 08/22/19 88
Bank of America THB 245,722 USD 7,802 08/22/19 (191)
Bank of Montreal GBP 3,180 EUR 3,556 09/18/19 152
Bank of Montreal GBP 3,100 JPY 425,532 09/18/19 293
Bank of Montreal MXN 114,800 USD 5,901 09/18/19 (43)
Bank of New York GBP 3,180 EUR 3,569 09/18/19 180
Bank of New York GBP 3,100 JPY 427,288 09/18/19 326
Bank of New York MXN 114,800 USD 5,908 09/18/19 (36)
Barclays USD 11,037 CAD 14,464 10/17/19 (63)
Barclays USD 1,832 GBP 1,458 10/17/19 (53)
BNP Paribas USD 13,582 RUB 888,993 08/22/19 343
BNP Paribas KRW 23,363,082 USD 19,714 08/22/19 41
Brown Brothers Harriman EUR 5,909 GBP 5,300 09/18/19 (211)
Brown Brothers Harriman JPY 702,185 GBP 5,167 09/18/19 (359)
Citigroup USD 2,579 BRL 9,810 10/17/19 (24)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 2,767 BRL 10,500 10/17/19 (32)
Citigroup USD 4,400 INR 305,000 10/17/19 (27)
Citigroup USD 36,808 JPY 3,974,885 08/22/19 (218)
Citigroup USD 13,584 RUB 888,993 08/22/19 340
Citigroup USD 55 TWD 1,711 10/17/19 —
Citigroup JPY 214,098 USD 1,988 10/17/19 9
Citigroup NOK 409,253 USD 47,857 08/22/19 1,622
Citigroup RUB 115,702 USD 1,791 10/17/19 (8)
Commonwealth Bank of Australia USD 4,785 EUR 4,253 08/22/19 (70)
Commonwealth Bank of Australia USD 19,300 NZD 28,717 08/22/19 (436)
Commonwealth Bank of Australia GBP 3,180 EUR 3,567 09/18/19 176
Commonwealth Bank of Australia GBP 3,100 JPY 427,276 09/18/19 325
Commonwealth Bank of Australia GBP 38,171 USD 47,843 08/22/19 1,378
Commonwealth Bank of Australia MXN 114,800 USD 5,903 09/18/19 (41)
Goldman Sachs USD 9,778 MXN 191,267 10/17/19 79
JPMorgan Chase USD 174 AUD 248 08/13/19 (4)
JPMorgan Chase USD 352 CAD 461 10/03/19 (3)
JPMorgan Chase USD 240 CHF 232 10/03/19 (5)
JPMorgan Chase USD 188 COP 618,659 08/02/19 1
JPMorgan Chase USD 343 COP 1,100,779 08/02/19 (7)
JPMorgan Chase USD 3,979 COP 12,673,410 08/02/19 (116)
JPMorgan Chase USD 3,996 COP 13,155,530 08/02/19 13
JPMorgan Chase USD 695 CZK 15,588 10/03/19 (23)
JPMorgan Chase USD 349 EUR 305 08/13/19 (11)
JPMorgan Chase USD 19,071 GBP 14,981 08/13/19 (843)
JPMorgan Chase USD 233 HUF 65,711 10/03/19 (9)
JPMorgan Chase USD 7,575 JPY 814,837 08/13/19 (79)
JPMorgan Chase USD 1,399 MXN 27,231 10/03/19 7
JPMorgan Chase USD 284 NOK 2,425 10/03/19 (10)
JPMorgan Chase USD 6,063 NOK 51,465 10/03/19 (242)
JPMorgan Chase USD 178 NZD 265 08/13/19 (4)
JPMorgan Chase USD 22,019 NZD 33,727 08/13/19 132
JPMorgan Chase USD 173 PEN 571 08/02/19 (1)
JPMorgan Chase USD 207 PEN 682 08/02/19 (1)
JPMorgan Chase USD 1,814 PEN 5,975 08/02/19 (5)
JPMorgan Chase USD 2,184 PEN 7,228 08/02/19 4
JPMorgan Chase USD 8,212 PLN 30,756 10/03/19 (265)
JPMorgan Chase USD 22,573 SEK 207,957 10/03/19 (950)
JPMorgan Chase USD 466 SGD 631 10/03/19 (7)
JPMorgan Chase AUD 23,188 USD 16,239 08/13/19 376
JPMorgan Chase BRL 14,221 USD 3,768 08/23/19 47
JPMorgan Chase BRL 14,390 USD 3,836 08/29/19 72
JPMorgan Chase CAD 217 USD 166 10/03/19 2
JPMorgan Chase CAD 8,346 USD 6,355 10/03/19 24
JPMorgan Chase CHF 15,928 USD 16,439 10/03/19 335
JPMorgan Chase CNY 64,562 USD 9,402 10/17/19 57
JPMorgan Chase COP 618,659 USD 193 08/02/19 4
JPMorgan Chase COP 1,100,779 USD 334 08/02/19 (1)
JPMorgan Chase COP 12,673,410 USD 3,850 08/02/19 (13)
JPMorgan Chase COP 13,155,530 USD 4,123 08/02/19 113
JPMorgan Chase COP 19,464,116 USD 6,089 08/23/19 164
JPMorgan Chase COP 12,673,410 USD 3,969 09/04/19 114
JPMorgan Chase CZK 17,281 USD 772 10/03/19 27
JPMorgan Chase EUR 21,192 USD 23,938 08/13/19 458
JPMorgan Chase EUR 5,050 USD 5,728 10/17/19 104
JPMorgan Chase GBP 222 USD 283 08/13/19 13
JPMorgan Chase HKD 5,007 USD 641 10/03/19 1
JPMorgan Chase HUF 4,403,409 USD 15,539 10/03/19 536
JPMorgan Chase IDR 145,937,074 USD 10,420 08/23/19 82
JPMorgan Chase JPY 20,208 USD 188 08/13/19 2
JPMorgan Chase MXN 4,641 USD 238 10/03/19 (2)
JPMorgan Chase MXN 211,183 USD 10,836 10/03/19 (72)
JPMorgan Chase NOK 2,065 USD 243 10/03/19 9

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase NZD 52,077 USD 34,609 08/13/19 407
JPMorgan Chase PEN 571 USD 173 08/02/19 —
JPMorgan Chase PEN 682 USD 206 08/02/19 —
JPMorgan Chase PEN 5,975 USD 1,806 08/02/19 (3)
JPMorgan Chase PEN 7,228 USD 2,191 08/02/19 3
JPMorgan Chase PEN 31,577 USD 9,588 08/23/19 37
JPMorgan Chase PEN 44,615 USD 13,540 08/27/19 49
JPMorgan Chase PEN 5,975 USD 1,810 09/04/19 3
JPMorgan Chase PLN 736 USD 198 10/03/19 8
JPMorgan Chase SEK 3,026 USD 328 10/03/19 14
JPMorgan Chase SGD 33,398 USD 24,684 10/03/19 358
JPMorgan Chase THB 309,225 USD 10,056 08/23/19 (3)
JPMorgan Chase THB 402,260 USD 13,005 08/30/19 (83)
Royal Bank of Canada USD 7,685 MXN 148,928 08/22/19 61
Royal Bank of Canada USD 47,951 SEK 449,401 08/22/19 (1,364)
Royal Bank of Canada EUR 5,908 GBP 5,300 09/18/19 (209)
Royal Bank of Canada GBP 3,180 EUR 3,563 09/18/19 166
Royal Bank of Canada GBP 3,100 JPY 426,406 09/18/19 309
Royal Bank of Canada JPY 702,068 GBP 5,167 09/18/19 (357)
Royal Bank of Canada MXN 114,800 USD 5,903 09/18/19 (41)
Standard Chartered USD 4,770 IDR 70,333,141 08/22/19 214
Standard Chartered AUD 58,800 USD 40,608 09/18/19 332
State Street USD 40,652 CAD 54,000 09/18/19 300
State Street USD 15 CLP 10,254 08/22/19 —
State Street USD 542 CLP 367,627 08/22/19 (20)
State Street USD 109 HKD 853 08/22/19 —
State Street USD 234 HKD 1,828 08/22/19 —
State Street USD 36 HUF 10,256 08/22/19 (1)
State Street USD 7,514 IDR 110,626,491 08/22/19 325
State Street USD 14,301 IDR 210,999,424 08/22/19 650
State Street USD 188 KRW 222,074 08/22/19 (1)
State Street USD 516 KRW 607,418 08/22/19 (4)
State Street USD 14,495 MYR 60,642 08/22/19 179
State Street USD 79 PEN 266 08/22/19 1
State Street USD 478 PEN 1,572 08/22/19 (2)
State Street USD 48 PLN 180 08/22/19 (1)
State Street USD 133 PLN 503 08/22/19 (3)
State Street USD 98 SGD 135 08/22/19 —
State Street USD 354 SGD 480 08/22/19 (5)
State Street USD 135 THB 4,217 08/22/19 3
State Street USD 207 THB 6,391 08/22/19 1
State Street USD 211 TWD 6,545 08/22/19 (1)
State Street USD 276 ZAR 4,122 08/22/19 11
State Street USD 7,730 ZAR 111,124 08/22/19 (1)
State Street CHF 66,270 USD 67,270 08/22/19 532
State Street CLP 13,472,185 USD 19,419 08/22/19 281
State Street GBP 3,180 EUR 3,569 09/18/19 179
State Street GBP 3,100 JPY 427,155 09/18/19 323
State Street HKD 152,394 USD 19,442 08/22/19 (31)
State Street HUF 37,047 USD 130 08/22/19 4
State Street IDR 4,993,134 USD 344 08/22/19 (10)
State Street IDR 10,020,711 USD 716 08/22/19 6
State Street KRW 8,917,818 USD 7,525 08/22/19 16
State Street MXN 618 USD 32 08/22/19 —
State Street MXN 1,868 USD 98 08/22/19 1
State Street MXN 114,800 USD 5,898 09/18/19 (46)
State Street MYR 209 USD 50 08/22/19 (1)
State Street MYR 1,864 USD 454 08/22/19 3
State Street NZD 61,700 USD 40,485 09/18/19 (67)
State Street PEN 64,692 USD 19,377 08/22/19 (187)
State Street RUB 28,001 USD 432 08/22/19 (6)
State Street RUB 64,233 USD 1,020 08/22/19 14
State Street SGD 26,587 USD 19,449 08/22/19 93

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 213
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street TRY 6,035 USD 991 08/22/19 (81)
State Street TRY 7,051 USD 1,212 08/22/19 (40)
State Street TWD 2,963 USD 94 08/22/19 (1)
State Street TWD 241,086 USD 7,764 08/22/19 18
State Street ZAR 8,485 USD 608 08/22/19 18
UBS USD 4,825 MYR 20,214 08/22/19 66
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
8,042
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 6,411 8.410%
(4)
Brazil Interbank Deposit
Rate
(5)
01/02/20
2 48 50
Citigroup BRL 12,200 8.410%
(4)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 94 95
Citigroup BRL 13,500 8.410%
(4)
Brazil Interbank Deposit
Rate
(5)
01/02/20
2 103 105
Citigroup BRL 20,700 8.410%
(4)
Brazil Interbank Deposit
Rate
(5)
01/02/20
4 157 161
Citigroup BRL 59,839 8.410%
(4)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 466 466
Citigroup BRL 9,000 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 9 9
Citigroup BRL 10,600 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
6 5 11
Citigroup BRL 11,440 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
7 5 12
JPMorgan Chase BRL 7,400 7.044%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 9 9
JPMorgan Chase HUF 4,993,550 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (787) (787)
Merrill Lynch MXN 671,890 7.351%
(4)
Mexico Interbank 28
Day Deposit Rate
(1)
04/05/21
(444) 314 (130)
Merrill Lynch USD 22,270 Three Month LIBOR
(2)
1.732%
(4)
06/27/21
— 90 90
Merrill Lynch GBP 7,756 Six Month LIBOR
(3)
1.271%
(4)
10/26/21
4 (121) (117)
Merrill Lynch USD 45,957 2.250%
(4)
Three Month LIBOR
(2)
04/26/22
11 232 243
Merrill Lynch USD 46,819 Three Month LIBOR
(2)
2.300%
(4)
04/26/23
3 (259) (256)
Merrill Lynch USD 20,088 Three Month LIBOR
(2)
2.250%
(4)
12/31/25
104 (592) (488)
Merrill Lynch USD 28,334
Federal Fund
Effective Rate
(5)
1.550%
(4)
04/30/26
35 18 53
Merrill Lynch USD 42,840 Three Month LIBOR
(2)
1.850%
(4)
04/30/26
62 (83) (21)
Merrill Lynch MXN 75,150 7.450%
(4)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
(1) (6) (7)
Merrill Lynch USD 13,362 3.000%
(4)
Three Month LIBOR
(2)
02/15/36
21 1,676 1,697
Merrill Lynch USD 10,334 Three Month LIBOR
(2)
3.330%
(4)
02/15/44
— (2,343) (2,343)
Merrill Lynch USD 9,916 Three Month LIBOR
(2)
3.000%
(4)
05/15/44
(12) (1,604) (1,616)
Merrill Lynch USD 9,829 Three Month LIBOR
(2)
2.750%
(4)
08/15/44
(48) (1,074) (1,122)
UBS USD 44,629 Three Month LIBOR
(2)
2.500%
(4)
01/31/26
(608) (1,174) (1,782)
Total Open Interest Rate Swap Contracts (å)
(851) (4,817) (5,668)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 36,581 5.000%
(2)
06/20/24
2,726 65 2,791
CDX NA High Yield Index Goldman Sachs
Sell
USD 40,392 5.000%
(2)
06/20/24
1,779 1,210 2,989
CDX NA High Yield Index Merrill Lynch
Sell
USD 1,292 5.000%
(2)
06/20/24
59 38 97
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 81,810 1.000%
(2)
06/20/24
1,731 47 1,778
CDX NA Investment Grade
Index Merrill Lynch
Sell
USD 42,710 1.000%
(2)
06/20/24
620 272 892
Total Open Credit Indices Contracts (å) 6,915 1,632 8,547
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 166,899 $ —
$ —
$ 166,899
Corporate Bonds and Notes — 728,279 —
—
728,279
International Debt — 349,654 —
—
349,654
Loan Agreements — 27,160 —
—
27,160
Mortgage-Backed Securities — 1,325,078 3,058
—
1,328,136
Municipal Bonds — 2,957 —
—
2,957
Non-US Bonds — 184,403 —
—
184,403
United States Government Treasuries — 874,414 —
—
874,414
Common Stocks — — 306
—
306
Options Purchased 267 — —
—
267
Short-Term Investments — 340,898 —
154,314
495,212
Total Investments 267 3,999,742 3,364 154,314 4,157,687
Other Financial Instruments
Assets
Futures Contracts 25, 424 — — — 25,424
Foreign Currency Exchange Contracts — 16,572 — — 16,572
Interest Rate Swap Contracts — 3,001 — — 3,001
Credit Default Swap Contracts — 8,547 — — 8,547
Liabilities
Futures Contracts (13 , 526 ) — — — (1 3 , 526 )
Options Written (372) — — — (372)
Foreign Currency Exchange Contracts — (8,530) — — (8,530)
Interest Rate Swap Contracts — (8,669) — — (8,669)
Total Other Financial Instruments
*
$ 11,52 6 $ 10,921 $ — $ — $ 22,447
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 215
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
4,424
Australia .................................................................................
13,192
Austria ....................................................................................
1,597
Bermuda .................................................................................
7,858
Brazil ......................................................................................
26,608
Canada ....................................................................................
42,573
Cayman Islands .......................................................................
93,653
Chile .......................................................................................
5,040
China ......................................................................................
2,938
Colombia .................................................................................
27,807
Curacao ...................................................................................
264
Denmark .................................................................................
1,634
Ecuador ..................................................................................
490
Egypt ......................................................................................
569
Finland ...................................................................................
2,023
France .....................................................................................
18,116
Germany .................................................................................
1,160
Guernsey .................................................................................
1,511
Hong Kong ..............................................................................
1,099
Indonesia ................................................................................
14,041
Ireland ....................................................................................
12,845
Italy ........................................................................................
8,160
Japan ......................................................................................
13,201
Jersey ......................................................................................
533
Kazakhstan .............................................................................
302
Kenya ......................................................................................
711
Kuwait ....................................................................................
1,112
Luxembourg ............................................................................
6,371
Macao .....................................................................................
1,259
Malaysia ..................................................................................
17,043
Mexico ....................................................................................
43,368
Morocco ..................................................................................
343
Netherlands ............................................................................
42,089
Nigeria ....................................................................................
637
Norway ....................................................................................
10,492
Panama ...................................................................................
1,299
Peru ........................................................................................
14,315
Poland .....................................................................................
6,894
Qatar .......................................................................................
2,352
Russia .....................................................................................
11,846
Saudi Arabia ...........................................................................
768
Singapore ................................................................................
24,817
South Korea ............................................................................
2,293
Spain .......................................................................................
5,252
Sweden ....................................................................................
1,049

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Switzerland .............................................................................
8,357
Thailand ..................................................................................
1,188
United Arab Emirates .............................................................
1,805
United Kingdom ......................................................................
40,522
United States ...........................................................................
3,609,300
Virgin Islands, British .............................................................
567
Total Investments .................................................................... 4,157,687

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.6%
Asset-Backed Securities - 5.0%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
1.453% due 05/25/35 (Ê) 330 330
Series 2007-SL2 Class A
3.266% due 05/25/37 (Ê) 1,628 1,631
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 643 613
American Express Credit Corp.
Series 2019-2 Class A
2.670% due 11/15/24 2,637 2,675
AmeriCredit Automobile Receivables
Trust
Series 2018-1 Class A2A
2.710% due 07/19/21 245 245
Bank of America Corp.
Series 2017-A2 Class A2
1.840% due 01/17/23 2,702 2,692
Capital Auto Receivables Asset Trust
Series 2015-2 Class D
3.160% due 11/20/20 1,561 1,561
Citigroup Mortgage Loan Trust,  Inc.
Series 2004-OPT1 Class M2
3.392% due 10/25/34 (Ê) 1,512 1,516
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 2,202 2,313
Countrywide Asset-Backed Certificates
Series 2005-3 Class MV5
3.491% due 08/25/35 (Ê) 987 991
Series 2007-4 Class A4W
5.479% due 04/25/47 3,825 4,000
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.685% due 10/25/34 (~)(Ê) 115 118
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
4.182% due 08/21/31 (Ê) 900 899
Home Equity Asset Trust
Series 2005-7 Class M1
0.620% due 01/25/36 (Ê) 2,196 2,204
Series 2005-9 Class M1
2.626% due 04/25/36 (Ê) 470 468
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
2.966% due 02/25/34 (Ê) 405 403
Series 2005-2 Class M4
1.921% due 04/25/35 (Ê) 182 183
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,786 1,783
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
3.161% due 03/25/35 (Ê) 585 587
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC7 Class M1
1.821% due 06/25/33 (Ê) 67 68
OneMain Financial Issuance Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1A Class A1
2.370% due 09/14/23 (Þ) 4,091 4,078
Series 2018-1A Class A
3.300% due 03/14/29 (Þ) 2,040 2,062
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 669 669
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 262 261
Series 2017-F Class A2FX
2.840% due 01/25/41 (Þ) 646 651
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 246 246
Series 2018-A Class A2B
2.950% due 02/25/42 (Þ) 1,161 1,176
Series 2018-B Class A1FX
2.640% due 08/25/47 (Þ) 664 665
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
2.936% due 09/25/35 (Ê) 725 730
Towd Point Mortgage Trust
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 393 394
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 615 617
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 581 581
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 1,167 1,167
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 1,046 1,049
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 914 951
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 618 620
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 4,591 4,656
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 279 280
46,133
Corporate Bonds and Notes - 19.7%
3M Co.
3.250% due 02/14/24 530 553
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 464 477
Abbott Laboratories
2.900% due 11/30/21 475 481
AbbVie, Inc.
2.300% due 05/14/21 483 482
3.750% due 11/14/23 595 620
Allergan, Inc.
2.800% due 03/15/23 488 488
Altria Group, Inc.
4.750% due 05/05/21 439 456
4.400% due 02/14/26 570 608
4.800% due 02/14/29 325 350
10.200% due 02/06/39 579 912
Amazon.com, Inc.
2.500% due 11/29/22 557 563

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.200% due 12/03/25 325 378
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 623 631
American Express Co.
2.200% due 10/30/20 965 963
Series FIX
3.700% due 08/03/23 745 779
American Homes 4 Rent
4.250% due 02/15/28 483 505
American Tower Corp.
3.300% due 02/15/21 522 529
3.800% due 08/15/29 410 425
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/48 (Þ) 355 358
Amgen, Inc.
2.650% due 05/11/22 595 599
6.400% due 02/01/39 345 446
Anadarko Petroleum Corp.
6.450% due 09/15/36 307 376
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/21 477 480
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 440 473
3.650% due 02/01/26 554 584
4.375% due 04/15/38 980 1,062
5.550% due 01/23/49 455 563
5.800% due 01/23/59 910 1,161
Anthem, Inc.
2.500% due 11/21/20 535 536
Aon Corp.
8.205% due 01/01/27 412 507
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 405 421
4.400% due 05/27/26 (Þ) 320 337
5.000% due 03/15/48 (Þ) 530 569
Apple, Inc.
2.400% due 05/03/23 483 487
Aqua America, Inc.
3.566% due 05/01/29 290 305
4.276% due 05/01/49 380 416
Ares Capital Corp.
3.500% due 02/10/23 540 540
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 553
AT&T, Inc.
6.800% due 05/15/36 525 649
6.500% due 09/01/37 573 720
4.850% due 03/01/39 405 442
Series WI
4.300% due 02/15/30 1,090 1,173
8.750% due 11/15/31 415 587
Athene Global Funding
3.000% due 07/01/22 (Þ) 415 420
AutoNation, Inc.
3.800% due 11/15/27 775 768
Avnet, Inc.
4.875% due 12/01/22 740 784
B.A.T. Capital Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.557% due 08/15/27 530 528
Bank of America Corp.
2.625% due 10/19/20 518 520
2.328% due 10/01/21 (Ê) 990 988
4.000% due 01/22/25 430 452
3.366% due 01/23/26 (Ê) 615 633
4.271% due 07/23/29 (Ê) 360 394
6.110% due 01/29/37 375 480
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 412
Bank One Corp.
8.750% due 09/01/30 405 575
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 873 886
4.700% due 07/15/64 (Þ) 805 742
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,173 1,185
BB&T Corp.
2.150% due 02/01/21 562 560
3.875% due 03/19/29 1,130 1,208
Becton Dickinson and Co.
3.734% due 12/15/24 437 458
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 429 532
Berkshire Hathaway Finance Corp.
3.000% due 05/15/22 470 481
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 491
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 305 324
BP Capital Markets America, Inc.
4.500% due 10/01/20 458 470
3.216% due 11/28/23 480 494
Branch Banking and Trust Co.
Series BKNT
2.850% due 04/01/21 558 562
Bristol-Myers Squibb
2.900% due 07/26/24 (Þ) 630 645
3.400% due 07/26/29 (Þ) 725 758
Brixmor Operating Partnership, LP
4.125% due 05/15/29 380 400
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 705 709
4.250% due 04/15/26 (Þ) 710 715
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 497
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 465
Camden Property Trust
4.100% due 10/15/28 290 318
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 685 715
Capital One Bank USA NA
3.375% due 02/15/23 250 255
CBS Corp.
3.700% due 08/15/24 460 478
7.875% due 07/30/30 205 279
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 546 569
Celgene Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 02/20/28 685 736
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 312
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 590 636
6.384% due 10/23/35 1,065 1,258
6.484% due 10/23/45 270 318
6.834% due 10/23/55 482 586
Chubb INA Holdings, Inc.
2.300% due 11/03/20 555 555
Cigna Corp.
3.200% due 09/17/20 (Þ) 375 378
4.125% due 11/15/25 (Þ) 310 329
Cisco Systems, Inc.
1.850% due 09/20/21 568 565
Citigroup, Inc.
4.050% due 07/30/22 311 324
8.125% due 07/15/39 790 1,274
4.650% due 07/23/48 465 547
Class Q
2.650% due 10/26/20 560 562
Citizens Financial Group, Inc.
2.375% due 07/28/21 475 473
Series BKNT
2.250% due 10/30/20 566 564
CNH Industrial Capital LLC
3.875% due 10/15/21 454 465
Coca-Cola Co. (The)
1.875% due 10/27/20 560 558
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 462 496
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 519
Comcast Corp.
3.700% due 04/15/24 375 397
6.550% due 07/01/39 515 718
Concho Resources, Inc.
3.750% due 10/01/27 370 381
Constellation Brands, Inc.
4.400% due 11/15/25 450 494
Continental Resources, Inc.
5.000% due 09/15/22 230 232
Costco Wholesale Corp.
2.150% due 05/18/21 443 443
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 623
6.450% due 12/01/36 (Þ) 870 1,039
Crown Castle International Corp.
5.250% due 01/15/23 492 533
CubeSmart , LP
4.375% due 02/15/29 405 434
CVS Health Corp.
3.350% due 03/09/21 385 390
4.100% due 03/25/25 335 353
4.780% due 03/25/38 125 132
5.050% due 03/25/48 200 217
Daimler Finance NA LLC
2.300% due 02/12/21 (Þ) 529 527
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delta Air Lines, Inc.
3.400% due 04/19/21 511 516
Deutsche Bank AG
2.950% due 08/20/20 329 328
Devon Financing Co. LLC
7.875% due 09/30/31 345 486
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 945 1,191
Discover Bank
Series BKNT
4.650% due 09/13/28 435 479
Discovery Communications LLC
5.300% due 05/15/49 305 330
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 505 510
Domtar Corp.
6.750% due 02/15/44 397 441
Dow Chemical Co. (The)
3.500% due 10/01/24 478 496
DowDuPont , Inc.
4.205% due 11/15/23 455 484
5.319% due 11/15/38 365 430
Duke Energy Corp.
3.750% due 04/15/24 463 486
Duke Energy Progress LLC
3.000% due 09/15/21 850 862
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 480
Energy Transfer Operating, LP
4.500% due 04/15/24 265 282
5.250% due 04/15/29 520 580
Energy Transfer Partners, LP
5.875% due 01/15/24 540 599
EnLink Midstream Partners, LP
5.050% due 04/01/45 675 567
Enterprise Products Operating LLC
4.200% due 01/31/50 510 518
Series W
4.050% due 02/15/22 457 475
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 240 241
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 1,275 1,329
ERP Operating, LP
4.150% due 12/01/28 340 378
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 856
Exelon Corp.
3.497% due 06/01/22 440 450
5.600% due 06/15/42 482 551
Express Scripts Holding Co.
3.900% due 02/15/22 500 517
Exxon Mobil Corp.
2.726% due 03/01/23 555 566
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 380 425
FedEx Corp.
4.500% due 02/01/65 569 521
Fifth Third Bancorp
3.650% due 01/25/24 650 680

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fifth Third Bank
Series BKNT
2.200% due 10/30/20 566 565
Fiserv, Inc.
2.750% due 07/01/24 630 633
3.500% due 07/01/29 505 518
4.400% due 07/01/49 255 273
Ford Motor Credit Co. LLC
3.096% due 05/04/23 430 425
Series FXD
3.813% due 10/12/21 200 203
Freeport-McMoRan, Inc.
4.550% due 11/14/24 150 154
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 521
General Electric Co.
Series MTNA
6.750% due 03/15/32 460 577
General Motors Co.
4.875% due 10/02/23 710 756
General Motors Financial Co., Inc.
4.200% due 11/06/21 466 480
3.450% due 04/10/22 495 502
Georgia Power Co.
4.300% due 03/15/43 580 618
Gilead Sciences, Inc.
2.550% due 09/01/20 395 396
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 559 569
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 585
Goldman Sachs Capital I
6.345% due 02/15/34 245 310
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 536 536
3.272% due 09/29/25 (Ê) 935 955
6.450% due 05/01/36 140 179
6.750% due 10/01/37 610 812
4.411% due 04/23/39 (Ê) 90 98
Harman International Industries, Inc.
4.150% due 05/15/25 521 555
HCA, Inc.
4.125% due 06/15/29 495 507
5.500% due 06/15/47 493 532
5.250% due 06/15/49 350 368
Hess Corp.
6.000% due 01/15/40 425 462
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 755 769
Class A
4.400% due 10/15/22 (Þ) 1 1
Home Depot, Inc. (The)
2.625% due 06/01/22 475 481
Honeywell International, Inc.
1.850% due 11/01/21 486 482
Host Hotels & Resorts, LP
5.250% due 03/15/22 490 517
HP, Inc.
3.750% due 12/01/20 500 508
HSBC Bank NA
Series BKNT
5.875% due 11/01/34 575 731
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 01/15/39 615 873
HSBC USA, Inc.
7.200% due 07/15/97 194 268
Humana, Inc.
3.150% due 12/01/22 300 305
IBM Credit LLC
1.800% due 01/20/21 540 537
Intel Corp.
3.100% due 07/29/22 546 561
Intercontinental Exchange, Inc.
2.750% due 12/01/20 555 558
4.250% due 09/21/48 285 327
International Business Machines Corp.
2.500% due 01/27/22 561 563
3.500% due 05/15/29 405 424
4.150% due 05/15/39 250 272
International Paper Co.
8.700% due 06/15/38 270 390
7.300% due 11/15/39 744 979
Jefferies Group LLC
6.500% due 01/20/43 498 559
John Deere Capital Corp.
2.550% due 01/08/21 528 530
Johnson & Johnson
2.250% due 03/03/22 483 486
JPMorgan Chase & Co.
2.295% due 08/15/21 543 542
3.875% due 09/10/24 315 330
4.452% due 12/05/29 (Ê) 585 652
6.400% due 05/15/38 190 265
Kellogg Co.
4.000% due 12/15/20 524 535
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 994 1,042
Kinder Morgan Energy Partners, LP
5.800% due 03/01/21 515 540
Kinder Morgan, Inc.
6.500% due 09/15/20 275 287
5.550% due 06/01/45 310 359
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 325 365
Kohl's Corp.
5.550% due 07/17/45 1,095 1,099
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 995 1,027
6.875% due 01/26/39 330 407
Series WI
5.000% due 07/15/35 518 549
Kroger Co. (The)
3.300% due 01/15/21 490 496
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 729
Las Vegas Sands Corp.
3.200% due 08/08/24 175 176
3.500% due 08/18/26 190 191
Lehman Brothers Holdings
5.857% due 11/30/56 (Š) 1,450 —
Life Technologies Corp.
5.000% due 01/15/21 745 766
Lockheed Martin Corp.
2.500% due 11/23/20 542 543

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lowe's Cos., Inc.
3.750% due 04/15/21 517 527
Series 10YR
3.650% due 04/05/29 520 545
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 538 540
Marathon Petroleum Corp.
5.000% due 09/15/54 519 536
Marsh & McLennan Companies, Inc.
3.500% due 12/29/20 529 537
Marvell Technology Group, Ltd.
4.200% due 06/22/23 510 533
Masco Corp.
4.375% due 04/01/26 453 480
McDonald's Corp.
2.750% due 12/09/20 546 549
Medtronic, Inc.
Series WI
3.150% due 03/15/22 217 222
Merck & Co., Inc.
3.400% due 03/07/29 495 527
Mercury General Corp.
4.400% due 03/15/27 325 334
Microsoft Corp.
2.875% due 02/06/24 438 451
MidAmerican Energy Co.
3.500% due 10/15/24 462 487
Mondelez International, Inc.
4.125% due 05/07/28 500 541
Morgan Stanley
Series F
3.875% due 04/29/24 745 787
Series GMTN
4.431% due 01/23/30 (Ê) 295 326
MPLX, LP
4.800% due 02/15/29 330 361
Series WI
4.500% due 07/15/23 280 297
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 295 302
National Oilwell Varco, Inc.
2.600% due 12/01/22 460 459
NBCUniversal Media LLC
4.375% due 04/01/21 439 454
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 552 562
Nevada Power Co.
Series R
6.750% due 07/01/37 313 442
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 407 570
Newell Brands, Inc.
Series WI
5.000% due 11/15/23 1,000 1,030
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 815
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 421 437
Nissan Motor Acceptance Corp.
2.150% due 09/28/20 (Þ) 524 521
Northern Natural Gas Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 06/01/21 (Þ) 130 133
4.100% due 09/15/42 (Þ) 444 450
Northrop Grumman Corp.
2.550% due 10/15/22 482 484
Novartis Capital Corp.
2.400% due 09/21/22 563 567
ONEOK, Inc.
7.500% due 09/01/23 459 536
Oracle Corp.
2.625% due 02/15/23 439 445
Owens Corning
7.000% due 12/01/36 450 540
Pacific Bell Telephone Co.
7.125% due 03/15/26 440 535
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 255 249
PacifiCorp
2.950% due 02/01/22 395 401
3.350% due 07/01/25 529 548
Parker-Hannifin Corp.
3.250% due 06/14/29 250 256
PepsiCo, Inc.
2.750% due 03/05/22 510 519
Pfizer, Inc.
1.950% due 06/03/21 562 560
Philip Morris International, Inc.
1.875% due 02/25/21 522 519
Series NCD
2.375% due 08/17/22 410 410
Phillips 66
4.650% due 11/15/34 512 572
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 500 509
PNC Bank NA
Series BKNT
2.150% due 04/29/21 560 558
Precision Castparts Corp.
2.500% due 01/15/23 481 484
Principal Financial Group, Inc.
3.700% due 05/15/29 225 237
Procter & Gamble Co. (The)
2.150% due 08/11/22 486 488
Progress Energy, Inc.
7.750% due 03/01/31 389 546
PSEG Power LLC
8.625% due 04/15/31 412 569
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 345
Public Service Electric & Gas Co.
3.250% due 09/01/23 330 342
3.700% due 05/01/28 210 227
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 490 492
QVC, Inc.
4.375% due 03/15/23 790 811
Regions Financial Corp.
3.200% due 02/08/21 525 530
Reynolds American, Inc.
4.450% due 06/12/25 295 313
8.125% due 05/01/40 630 827

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 302 306
Series REGS
2.875% due 09/29/21 101 102
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 355 363
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 770 855
5.000% due 03/15/27 295 322
Sabra Health Care REIT, Inc.
4.800% due 06/01/24 145 149
Santander Holdings, Inc.
4.450% due 12/03/21 685 710
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 32 34
3.900% due 05/17/28 (Þ) 483 506
Sempra Energy
3.550% due 06/15/24 485 501
Sherwin-Williams Co. (The)
3.450% due 06/01/27 497 510
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 502
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 535 582
South Carolina Electric & Gas Co.
4.250% due 08/15/28 890 995
4.600% due 06/15/43 220 255
Southern California Edison Co.
6.650% due 04/01/29 479 580
Southern Co. (The)
2.350% due 07/01/21 537 536
Southern Co. Gas Capital Corp.
2.450% due 10/01/23 549 546
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.
4.400% due 06/15/21 380 391
Southern Power Co.
4.150% due 12/01/25 490 522
Southwest Airlines Co.
2.650% due 11/05/20 260 261
2.750% due 11/16/22 165 166
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,552
5.152% due 03/20/28 (Þ) 340 361
Starbucks Corp.
3.800% due 08/15/25 475 505
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 395 426
Synchrony Financial
2.850% due 07/25/22 320 320
Sysco Corp.
2.500% due 07/15/21 464 465
TCI Communications, Inc.
7.875% due 02/15/26 340 442
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 350 473
Time Warner Cable LLC
7.300% due 07/01/38 441 546
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 06/15/39 355 426
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 521
TJX Cos., Inc. (The)
2.750% due 06/15/21 439 444
Toyota Motor Credit Corp.
Series GMTN
3.050% due 01/08/21 540 547
2.800% due 07/13/22 390 397
Tyson Foods, Inc.
3.950% due 08/15/24 522 552
Unilever Capital Corp.
1.375% due 07/28/21 552 543
Union Pacific Corp.
2.950% due 03/01/22 560 569
United Airlines Pass-Through Trust
Series 2016-1 Class B
3.650% due 01/07/26 732 736
Series B Class B
4.600% due 03/01/26 261 270
United Parcel Service, Inc.
2.350% due 05/16/22 559 562
United Technologies Corp.
1.950% due 11/01/21 488 484
3.650% due 08/16/23 310 325
Universal Health Services, Inc.
4.750% due 08/01/22 (Þ) 513 519
US Bancorp
2.350% due 01/29/21 559 560
US Bank NA
Series BKNT
3.150% due 04/26/21 546 554
Valero Energy Corp.
4.350% due 06/01/28 467 500
Valmont Industries, Inc.
5.250% due 10/01/54 517 522
Verizon Communications, Inc.
3.125% due 03/16/22 530 542
4.016% due 12/03/29 (Þ) 459 498
7.750% due 12/01/30 1,565 2,174
Series WI
4.862% due 08/21/46 80 93
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 685 690
4.300% due 07/15/29 (Þ) 535 538
Wachovia Capital Trust II
2.803% due 01/15/27 (Ê) 525 486
Walgreen Co.
3.100% due 09/15/22 559 568
Walmart, Inc.
1.900% due 12/15/20 464 462
Walt Disney Co. (The)
2.300% due 02/12/21 476 477
6.900% due 08/15/39 (Þ) 300 448
Warner Media LLC
3.550% due 06/01/24 360 371
Waste Management, Inc.
2.950% due 06/15/24 415 425
3.450% due 06/15/29 380 400
Wells Fargo & Co.
2.500% due 03/04/21 561 563
3.069% due 01/24/23 1,035 1,051
3.196% due 06/17/27 (Ê) 605 617

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 01/24/29 415 453
4.750% due 12/07/46 570 654
Series BKNT
2.600% due 01/15/21 558 560
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 187
182,472
International Debt - 9.8%
Actavis Funding SCS
3.450% due 03/15/22 472 481
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 571 565
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 460 466
Series WI
5.000% due 10/01/21 460 481
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 400 403
Series WI
3.125% due 11/28/21 420 426
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 565
ALROSA Finance SA
7.750% due 11/03/20 (Þ) 523 554
America Movil SAB de CV
3.125% due 07/16/22 410 417
AstraZeneca PLC
2.375% due 11/16/20 1,161 1,161
Athene Holding, Ltd.
4.125% due 01/12/28 635 641
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 494
Banco Internacional del Peru SAA
5.750% due 10/07/20 (Þ) 446 460
Banco Santander SA
2.706% due 06/27/24 800 797
Bancolombia SA
5.950% due 06/03/21 1,261 1,327
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 540
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 302
Series REGS
3.650% due 09/19/22 115 116
Bank of Nova Scotia (The)
4.375% due 01/13/21 500 515
Barclays PLC
4.338% due 05/16/24 (Ê) 596 613
4.950% due 01/10/47 500 517
Basell Finance Co. BV
8.100% due 03/15/27 (Þ) 392 498
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 3,221 3,187
BNP Paribas SA
Series BKNT
5.000% due 01/15/21 505 525
BP Capital Markets PLC
3.814% due 02/10/24 510 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Braskem Netherlands Finance BV
3.500% due 01/10/23 (Þ) 470 471
Brookfield Finance, Inc.
4.000% due 04/01/24 454 478
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 3,850 3,877
Canadian Imperial Bank of Commerce
Series BKNT
2.100% due 10/05/20 538 538
3.500% due 09/13/23 1,185 1,236
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 365 377
CBAM CLO Management Trust
Series 2017-1A Class A1
3.609% due 07/20/30 (Ê)(Þ) 575 576
Celulosa Arauco y Constitucion SA
4.750% due 01/11/22 550 572
Cencosud SA
5.150% due 02/12/25 (Þ) 426 450
Cenovus Energy, Inc.
6.750% due 11/15/39 185 222
Series WI
4.250% due 04/15/27 985 1,015
CNH Industrial NV
4.500% due 08/15/23 475 500
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 588
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 443 438
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
3.558% due 10/15/30 (Ê)(Þ) 1,500 1,500
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
3.439% due 01/15/31 (Ê)(Þ) 1,300 1,293
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.523% due 07/15/30 (Ê)(Þ) 1,475 1,472
Dryden Senior Loan Fund
Series 2018-53A Class A
2.825% due 01/15/31 (Ê)(Þ) 1,600 1,589
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 760 762
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 616
Enbridge, Inc.
3.700% due 07/15/27 549 575
Enel Finance International NV
4.625% due 09/14/25 (Þ) 1,295 1,393
Series 658A
3.500% due 04/06/28 (Þ) 513 514
Series REGS
3.500% due 04/06/28 111 111
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 990 1,034
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 517
GE Capital International Funding Co.
Unlimited Co.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.342% due 11/15/20 1,200 1,194
4.418% due 11/15/35 1,853 1,870
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 481
HSBC Bank PLC
7.650% due 05/01/25 385 461
ING Bank NV
5.800% due 09/25/23 (Þ) 1,475 1,629
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 543
Kaupthing Bank HF
5.750% due 10/04/20 (Š) 100 —
7.625% due 02/28/49 (Ø)(Š)(Þ) 1,210 —
5.750% due 10/04/49 (Ø)(Š)(Þ) 100 —
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 528 532
LCM XXII, Ltd.
Series 2016-22A Class A1
2.636% due 10/20/28 (Ê)(Þ) 1,307 1,309
LCM XXV, Ltd.
Series 2017-25A Class A
3.488% due 07/20/30 (Ê)(Þ) 4,073 4,067
Lloyds TSB Bank PLC
6.500% due 09/14/20 (Þ) 501 522
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 1,005 1,046
4.563% due 04/24/23 (Þ) 527 552
LYB International Finance BV
4.000% due 07/15/23 471 497
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.468% due 10/21/30 (Ê)(Þ) 1,640 1,640
Madison Park Funding, Ltd.
Series 2016-24A Class A
3.769% due 01/20/28 (Ê)(Þ) 5,000 5,005
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 554 616
Mexico Generadora de Energia S de rl
Series REGS
5.500% due 12/06/32 322 347
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/29 820 832
Mylan NV
Series WI
3.950% due 06/15/26 755 771
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 475 495
Nutrien , Ltd.
3.625% due 03/15/24 552 570
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 520 549
Ontario Teachers' Cadillac Fairview
Properties Trust
4.125% due 02/01/29 (Þ) 490 534
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 230 234
4.625% due 09/21/23 590 581
Royal Bank of Canada
Series GMTN
2.500% due 01/19/21 519 521
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 480 516
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.498% due 05/15/23 (Ê) 430 432
3.875% due 09/12/23 750 764
Sanofi
4.000% due 03/29/21 509 523
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 619
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 315 322
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 566
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.303% due 04/13/31 (~)(Ê)(Þ) 1,170 1,156
Shell International Finance BV
2.250% due 01/06/23 566 567
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 560
Sky, Ltd.
3.750% due 09/16/24 (Þ) 1,230 1,305
Suncor Energy, Inc.
5.950% due 12/01/34 414 532
Suzano Austria GmbH
6.000% due 01/15/29 (Þ) 305 337
7.000% due 03/16/47 (Þ) 400 463
Takeda Pharmaceutical Co., Ltd.
3.800% due 11/26/20 (Þ) 526 535
4.400% due 11/26/23 (Þ) 715 764
5.000% due 11/26/28 (Þ) 490 564
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 916 922
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
3.530% due 10/18/30 (Ê)(Þ) 1,823 1,817
Toronto Dominion Bank
Series GMTN
2.550% due 01/25/21 529 532
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 490
Total Capital International SA
2.750% due 06/19/21 524 530
4.250% due 12/15/21 499 521
UBS AG
2.450% due 12/01/20 (Þ) 555 556
Validus Holdings, Ltd.
8.875% due 01/26/40 607 932
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.553% due 04/17/30 (Ê)(Þ) 1,670 1,669
Series 2017-3A Class A1A
3.991% due 07/20/30 (Ê)(Þ) 3,480 3,487
Series 2017-4A Class A1
3.433% due 10/15/30 (Ê)(Þ) 900 897
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ) 1,000 997
90,577
Mortgage-Backed Securities - 30.9%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 249
A10 Securitization LLC
Series 2017-AA Class B1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.010% due 05/15/36 (Þ) 1,110 1,097
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.258% due 05/25/34 (~)(Ê) 129 131
Series 2006-B Class 1A1
3.247% due 10/20/46 (~)(Ê) 27 18
Bank Commercial Mortgage Pass-
Through Certificates
Series 2018-BN12 Class A4
4.255% due 05/15/61 (~)(Ê) 6,565 7,341
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.507% due 07/25/37 (Ê)(Þ) 1,359 1,292
BCAP LLC Trust
Series 2011-R11 Class 15A1
3.400% due 10/26/33 (~)(Ê)(Þ) 333 339
Bear Stearns ALT-A Trust
Series 2004-12 Class 1A3
1.682% due 01/25/35 (Ê) 1,405 1,417
Benchmark Mortgage Trust
Series 2018-B8 Class A5
4.232% due 01/15/52 4,994 5,601
BX Commercial Mortgage Trust
Series 2018-BIOA Class C
3.280% due 03/15/37 (Ê)(Þ) 1,478 1,479
Series 2018-IND Class D
3.580% due 11/15/35 (Ê)(Þ) 4,239 4,242
BX Trust
Series 2018-BILT Class C
3.120% due 05/15/35 (Ê)(Þ) 2,150 2,154
Series 2018-MCSF Class A
2.477% due 04/15/35 (Ê)(Þ) 1,954 1,949
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,559 3,736
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
4.650% due 12/15/37 (Ê)(Þ) 3,188 3,221
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 2,427 2,448
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
3.131% due 05/25/35 (~)(Ê) 353 364
Series 2015-2 Class 5A1
0.444% due 03/25/47 (Ê)(Þ) 231 232
Commercial Mortgage Trust
Series 2015-LC19 Class A4
3.183% due 02/10/48 (Æ) 2,786 2,894
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 248
Series 2018-COR3 Class A3
4.228% due 05/10/51 3,755 4,176
Series 2019-521F Class A
3.225% due 06/15/34 (Ê)(Þ) 2,238 2,241
Series 2019-521F Class D
3.875% due 06/15/34 (Ê)(Þ) 1,672 1,674
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class E
4.475% due 05/15/36 (Ê)(Þ) 2,384 2,399
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/39 (~)(Ê)(Þ) 1,961 2,082
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.078% due 06/27/37 (~)(Ê)(Þ) 557 570
Fannie Mae
3.540% due 2020 389 393
3.881% due 2021 458 474
3.500% due 2030 171 177
2.600% due 2031 330 328
3.000% due 2033 363 369
5.500% due 2033 41 45
3.500% due 2034 311 323
5.500% due 2034 328 367
4.500% due 2035 492 527
6.000% due 2035 86 97
5.500% due 2036 240 269
5.500% due 2037 162 182
5.500% due 2038 757 847
6.000% due 2039 49 55
4.500% due 2040 215 232
5.500% due 2040 652 726
4.000% due 2041 213 226
3.500% due 2043 1,577 1,654
4.000% due 2043 225 239
4.000% due 2044 1,167 1,234
3.500% due 2045 1,782 1,845
4.000% due 2045 1,274 1,343
4.000% due 2046 2,605 2,749
4.500% due 2046 583 635
3.500% due 2047 8,071 8,337
4.000% due 2047 9,646 10,082
4.500% due 2047 261 276
4.000% due 2048 1,572 1,640
4.500% due 2048 15,521 16,302
5.000% due 2048 5,477 5,818
3.000% due 2049 3,493 3,546
3.500% due 2049 5,123 5,249
Fannie Mae Connecticut Avenue
Securities
Series 2014-C04 Class 1M2
7.377% due 11/25/24 (Ê) 2,379 2,635
Series 2016-C06 Class 1M1
2.538% due 04/25/29 (Ê) 704 707
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A1
6.000% due 07/25/44 227 260
Series 2004-W12 Class 1A3
7.000% due 07/25/44 575 671
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 37 40
Series 2005-117 Class LC
5.500% due 11/25/35 167 174
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series 2014-K040 Class A2
3.241% due 09/25/24 1,766 1,851
Federal Housing Authority Trust
7.430% due 06/27/21 (Š) 7 7
Flagstar Mortgage Trust
Series 2017-2 Class A5

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 10/25/47 (~)(Ê)(Þ) 1,182 1,200
Freddie Mac
3.500% due 2030 185 192
5.500% due 2032 13 14
7.500% due 2032 8 9
5.500% due 2034 29 33
4.000% due 2040 747 798
5.500% due 2041 272 303
3.500% due 2043 1,331 1,396
3.500% due 2044 157 164
4.000% due 2044 751 798
3.500% due 2045 509 531
4.000% due 2045 1,774 1,883
3.500% due 2046 287 296
4.000% due 2046 1,193 1,261
4.000% due 2047 6,844 7,152
3.500% due 2049 6,723 6,885
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,850 1,872
Series 2013-K029 Class A2
3.320% due 02/25/23 (~) 1,760 1,824
Series 2015-K045 Class A2
3.023% due 01/25/25 1,240 1,287
Series 2015-K046 Class A2
3.205% due 03/25/25 480 504
Series 2015-K047 Class A2
3.329% due 05/25/25 (~)(Ê) 930 983
Series 2015-K048 Class A2
3.284% due 06/25/25 (~)(Æ)(Ê) 1,570 1,657
Series 2015-K051 Class A2
3.308% due 09/25/25 1,040 1,102
Series 2016-K053 Class A2
2.995% due 12/25/25 1,745 1,818
Series 2017-K063 Class A2
3.430% due 01/25/27 (~)(Ê) 7,000 7,508
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 702 748
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 648 712
Series 2006-3123 Class HT
5.000% due 03/15/26 195 206
Series 2006-R007 Class ZA
6.000% due 05/15/36 314 358
Series 2010-3632 Class PK
5.000% due 02/15/40 190 205
Series 2010-3653 Class B
4.500% due 04/15/30 526 564
Series 2012-3989 Class BW
3.500% due 01/15/27 3,180 3,339
Series 2012-4019 Class JD
3.000% due 05/15/41 232 238
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M2
3.741% due 04/25/24 (Ê) 1,147 1,152
Series 2014-HQ2 Class M3
6.236% due 09/25/24 (Ê) 1,267 1,385
Series 2015-DN1 Class M3
6.366% due 01/25/25 (Ê) 1,030 1,077
Series 2015-DNA2 Class M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.816% due 12/25/27 (Ê) 1,392 1,403
Series 2015-DNA3 Class M3
6.916% due 04/25/28 (Ê) 3,765 4,199
Series 2015-HQA2 Class M2
4.038% due 05/25/28 (Ê) 452 457
Ginnie Mae II
4.500% due 2042 218 233
5.000% due 2048 7,401 7,798
4.500% due 2049 6,741 7,056
5.500% due 2049 17,074 18,104
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 456 463
GS Mortgage Securities Trust
Series 2016-GS2 Class A4
3.050% due 05/10/49 (Æ) 1,446 1,488
Series 2017-GS5 Class A4
3.674% due 03/10/50 2,739 2,936
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 2,271 2,375
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 261
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 127 129
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 530 539
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 360 366
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 1,132 1,149
Series 2017-1 Class A4
3.500% due 01/25/47 (~)(Ê)(Þ) 1,394 1,409
Series 2017-2 Class A5
3.500% due 05/25/47 (~)(Ê)(Þ) 1,725 1,749
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 916 928
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 2,434 2,456
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 3,996 4,033
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 3,708 3,766
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 773 780
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 5,286 5,308
LB-UBS Commercial Mortgage Trust
Series 2007-C6 Class AM
6.114% due 07/15/40 (~)(Ê) 3 3
Morgan Stanley
Series GMTN
3.750% due 02/25/23 470 489
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24 Class A4
3.732% due 05/15/48 945 1,008
Series 2016-C31 Class A1
1.511% due 11/15/21 289 286
Morgan Stanley Capital I Trust

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-BOP Class E
4.108% due 06/15/35 (Ê)(Þ) 4,215 4,215
Series 2018-SUN Class E
4.423% due 07/15/35 (Ê)(Þ) 5,048 5,073
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,883 1,925
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 10,103 270
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 45
Morgan Stanley Mortgage Loan Trust
Series 2005-5AR Class 1M3
2.447% due 09/25/35 (Ê) 743 733
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 310 319
Series 2018-SELF Class D
3.950% due 10/15/28 (Ê)(Þ) 2,783 2,790
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 5,222 5,248
OBP Depositor LLC Trust
Series 2010-OBP Class A
4.646% due 07/15/45 (Þ) 230 232
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,179
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 797 827
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/13/32 (~)(Æ)(Ê)(Þ) 235 245
Sequoia Mortgage Trust
Series 2013-12 Class A1
4.000% due 12/25/43 (Þ) 169 174
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
3.383% due 11/25/33 (~)(Ê) 419 431
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR10 Class A7
2.839% due 10/25/33 (~)(Ê) 137 140
Series 2004-AR1 Class A
3.157% due 03/25/34 (~)(Ê) 672 687
Series 2005-AR2 Class 2A21
1.564% due 01/25/45 (Ê) 279 277
Series 2005-AR11 Class A1A
0.844% due 08/25/45 (Ê) 1,923 1,914
Series 2005-AR19 Class A1A2
0.814% due 12/25/45 (Ê) 679 682
Series 2006-AR1 Class 2A1A
1.594% due 01/25/46 (Ê) 470 481
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 4,523 4,685
Wells Fargo Mortgage-Backed Securities
Trust
Series 2003-J Class 1A9
4.736% due 10/25/33 (~)(Ê) 358 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-AR8 Class 1A3
3.111% due 04/25/36 (~)(Ê) 96 96
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ) 708 725
Series 2014-1 Class A2
3.500% due 06/20/44 (~)(Ê)(Þ) 502 509
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 3,609 3,815
287,235
Municipal Bonds - 0.2%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 754 968
7.055% due 04/01/57 492 663
1,631
United States Government Treasuries - 26.0%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 18,127 17,907
0.125% due 01/15/22 1,307 1,295
0.375% due 07/15/23 20,718 20,838
0.375% due 07/15/25 11,985 12,102
3.375% due 04/15/32 10,871 14,881
2.125% due 02/15/40 4,200 5,412
0.875% due 02/15/47 7,771 7,998
United States Treasury Notes
1.375% due 05/31/21 17,590 17,419
1.125% due 06/30/21 25,325 24,958
1.750% due 05/15/23 38,990 38,863
1.250% due 07/31/23 9,625 9,409
2.000% due 02/15/25 6,775 6,823
2.125% due 05/15/25 5,590 5,666
2.000% due 08/15/25 7,450 7,498
3.000% due 10/31/25 1,295 1,379
2.250% due 11/15/25 5,255 5,365
1.625% due 02/15/26 4,870 4,786
1.625% due 05/15/26 3,937 3,864
1.500% due 08/15/26 3,789 3,684
2.375% due 05/15/27 4,460 4,600
2.750% due 02/15/28 330 350
2.375% due 05/15/29 1,925 1,986
4.500% due 05/15/38 815 1,094
3.750% due 11/15/43 3,819 4,699
3.125% due 08/15/44 1,350 1,505
2.875% due 08/15/45 1,070 1,143
3.000% due 11/15/45 3,335 3,647
3.000% due 05/15/47 1,280 1,401
2.750% due 11/15/47 2,711 2,827
3.000% due 02/15/48 3,036 3,322
3.000% due 02/15/49 1,980 2,171
2.875% due 05/15/49 1,900 2,035
240,927
Total Long-Term Investments
(cost $827,639) 848,975
Short-Term Investments - 7.2%
Athene Global Funding
2.750% due 04/20/20 (Þ) 200 200

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
6.500% due 11/01/19 — —
5.000% due 04/01/20 — —
5.500% due 06/01/20 — —
Kaupthing Bank HF
7.625% due 02/28/20 (Š) 1,210 —
Reynolds American, Inc.
Class B
6.875% due 05/01/20 175 181
U.S. Cash Management Fund(@) 40,481,134(∞) 40,497
United States Treasury Bills
1.971% due 08/20/19 (ž) 500 499
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20 11,285 11,239
United States Treasury Notes
1.375% due 05/31/20 13,900 13,819
Volkswagen Group of America Finance
LLC
2.450% due 11/20/19 (Þ) 460 460
Total Short-Term Investments
(cost $66,909) 66,895
Total Investments 98.8%
(identified cost $894,548) 915,870
Other Assets and Liabilities,
Net - 1.2%
11,541
Net Assets - 100.0%
927,411

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
21.0%
225 Liberty Street Trust 02/17/16 235,000 102.52 241
249
A10 Securitization LLC 06/23/17 1,110,000 100.00 1,110
1,097
ABB Treasury Center, Inc. 03/05/19 464,000 101.76 472
477
ACE Securities Corp. Mortgage Loan Trust 03/08/17 643,323 93.54 602
613
Adani Abbot Point Terminal Pty, Ltd. 06/19/18 571,000 93.20 532
565
Alimentation Couche-Tard, Inc. 11/10/17 552,000 98.89 546
565
ALROSA Finance SA 09/05/18 523,000 104.21 545
554
American Tower Trust #1 01/05/17 355,000 99.83 354
358
Apollo Management Holdings, LP 05/24/16 320,000 99.94 320
337
Apollo Management Holdings, LP 03/08/18 530,000 99.46 527
569
Apollo Management Holdings, LP 05/24/18 405,000 99.57 403
421
Athene Global Funding 06/19/18 200,000 99.53 199
200
Athene Global Funding 06/12/19 415,000 100.70 418
420
Banco de Bogota SA 09/22/17 477,000 98.93 472
494
Banco Internacional del Peru SAA 09/25/18 446,000 103.02 459
460
Bangkok Bank PCL 06/19/18 382,000 130.10 497
540
Banistmo SA 12/07/17 300,000 99.90 300
302
Basell Finance Co. BV 02/15/19 392,000 120.02 470
498
Bayer US Finance II LLC 06/19/18 873,000 100.07 874
886
Bayer US Finance II LLC 08/14/18 805,000 89.22 718
742
Bayer US Finance LLC 06/18/18 1,173,000 97.06 1,138
1,185
Bayview Commercial Asset Trust 10/26/17 1,359,118 95.93 1,304
1,292
BCAP LLC Trust 11/26/13 333,276 103.51 345
339
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 3,220,938 98.08 3,159
3,187
Braskem Netherlands Finance BV 10/04/17 470,000 99.36 467
471
Bristol-Myers Squibb 05/07/19 725,000 99.19 719
758
Bristol-Myers Squibb 05/07/19 630,000 99.63 628
645
Broadcom, Inc. 03/29/19 710,000 99.29 705
715
Broadcom, Inc. 03/29/19 705,000 99.90 704
709
BX Commercial Mortgage Trust 03/02/18 1,478,000 99.43 1,470
1,479
BX Commercial Mortgage Trust 10/22/18 4,239,286 100.10 4,244
4,242
BX Trust 04/06/18 1,954,000 99.15 1,937
1,949
BX Trust 06/01/18 2,150,000 100.00 2,150
2,154
BXP Trust 10/30/17 3,559,000 98.07 3,490
3,736
CAL Funding III, Ltd. 06/28/17 3,849,875 98.22 3,780
3,877
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,221
Canadian Oil Sands, Ltd. 04/25/16 365,000 99.85 364
377
Cantor Fitzgerald, LP 04/24/19 685,000 99.72 683
715
CBAM CLO Management Trust 06/29/18 575,000 100.05 575
576
Cencosud SA 06/05/18 426,000 98.81 421
450
Cigna Corp. 09/06/18 310,000 99.93 310
329
Cigna Corp. 09/06/18 375,000 99.95 375
378
Citigroup Commercial Mortgage Trust 04/15/16 2,427,000 0.98 2,389
2,448
Citigroup Mortgage Loan Trust, Inc. 02/01/17 230,868 97.75 226
232
Commercial Mortgage Trust 02/19/16 235,000 102.52 241
248
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,674
Commercial Mortgage Trust 06/05/19 2,238,000 100.00 2,238
2,241
Cox Communications, Inc. 05/31/17 870,000 109.71 954
1,039
Cox Communications, Inc. 07/24/17 610,000 98.21 599
623
Credit Suisse Mortgage Capital Certificates 05/28/19 2,384,000 100.00 2,384
2,399
Daimler Finance NA LLC 04/12/19 529,000 98.97 524
527
Danske Bank A/S 01/11/19 540,000 104.93 567
588
DBGS Mortgage Trust 04/03/19 1,961,000 101.43 1,989
2,082
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 557,373 100.64 561
570
Deutsche Telekom International Finance BV 05/03/18 443,000 97.23 431
438
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.17 1,502
1,500
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 03/06/18 945,000 117.48 1,110
1,191
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,293
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,472
Dryden Senior Loan Fund 04/18/18 1,600,000 100.17 1,603
1,589
ECAF, Ltd. 08/09/18 759,543 99.22 754
762
Electricite de France SA 10/01/18 525,000 98.25 516
616
EMD Finance LLC 06/04/18 476,000 98.61 469
480
Enel Finance International NV 01/05/18 513,000 94.06 483
514
Enel Finance International NV 09/11/18 1,295,000 99.44 1,288
1,393
Eni SpA 09/05/18 990,000 99.55 986
1,034
Farmers Exchange Capital III 10/01/14 380,000 99.13 377
425

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Flagstar Mortgage Trust 10/26/17 1,182,253 101.42 1,199
1,200
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 106.25 515
521
Gazprom OAO Via Gaz Capital SA 01/02/19 477,000 104.90 500
517
Grace Mortgage Trust 05/19/17 456,000 103.40 472
463
Hewlett Packard Enterprise Co. 09/30/15 500 99.90 —
1
Hilton USA Trust 11/22/16 2,271,000 95.17 2,161
2,375
Hilton USA Trust 05/26/17 261,000 99.70 260
261
ING Bank NV 06/16/16 1,475,000 106.15 1,566
1,629
Intesa Sanpaolo SpA 06/18/18 560,000 88.47 495
543
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 530,000 98.87 524
539
JPMorgan Mortgage Trust 03/30/17 360,178 102.02 367
366
JPMorgan Mortgage Trust 05/22/17 1,725,015 101.53 1,751
1,749
JPMorgan Mortgage Trust 06/13/17 1,394,169 101.06 1,409
1,409
JPMorgan Mortgage Trust 08/09/17 915,966 102.62 940
928
JPMorgan Mortgage Trust 10/26/17 1,131,543 101.22 1,145
1,149
JPMorgan Mortgage Trust 09/20/18 773,299 100.54 778
780
JPMorgan Mortgage Trust 10/05/18 3,708,367 100.19 3,715
3,766
JPMorgan Mortgage Trust 01/18/19 5,286,416 100.70 5,324
5,308
JPMorgan Mortgage Trust 03/06/19 3,995,805 99.33 3,969
4,033
JPMorgan Mortgage Trust 04/18/19 2,434,092 100.87 2,455
2,456
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 325,000 100.61 327
365
Korea Southern Power Co., Ltd. 01/22/18 528,000 99.44 525
532
Kraft Heinz Foods Co. 10/07/15 995,000 102.55 1,020
1,027
Land O' Lakes, Inc. 06/22/16 700,000 103.48 724
729
LCM XXII, Ltd. 07/05/17 1,307,000 101.24 1,323
1,309
LCM XXV, Ltd. 07/10/17 4,073,000 99.72 4,060
4,067
Lloyds TSB Bank PLC 12/07/17 501,000 103.52 519
522
Lukoil International Finance BV 03/22/17 1,005,000 103.14 1,037
1,046
Lukoil International Finance BV 09/19/17 527,000 101.84 537
552
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,640
Madison Park Funding, Ltd. 06/29/18 5,000,000 100.25 5,012
5,005
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,783
Marks And Spencer PLC 11/06/17 554,000 113.81 631
616
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
5,073
Morgan Stanley Capital I Trust 08/15/18 4,215,000 100.00 4,215
4,215
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.71 45
45
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.68 270
270
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.06 1,828
1,925
MSCG Trust 05/19/15 310,000 101.45 314
319
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,790
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
302
Nestle Holdings, Inc. 03/04/19 552,000 100.87 557
562
Nissan Motor Acceptance Corp. 02/01/19 524,000 98.46 516
521
Northern Natural Gas Co. 06/05/18 444,000 96.22 427
450
Northern Natural Gas Co. 03/28/19 130,000 102.17 133
133
NOVA Chemicals Corp. 08/22/17 475,000 99.71 474
495
NXP BV / NXP Funding LLC 01/08/19 520,000 99.08 515
549
NYT Mortgage Trust 01/11/19 5,222,000 100.00 5,222
5,248
OBP Depositor LLC Trust 10/30/15 230,000 108.76 250
232
One Market Plaza Trust 02/15/17 797,000 100.62 802
827
One Market Plaza Trust 03/23/17 1,133,000 102.54 1,162
1,179
OneMain Financial Issuance Trust 10/26/18 4,091,000 98.33 4,023
4,078
OneMain Financial Issuance Trust 01/16/19 2,040,000 99.60 2,032
2,062
Ontario Teachers' Cadillac Fairview Properties Trust 01/28/19 490,000 99.87 489
534
Pacific Life Insurance Co. 10/17/17 255,000 92.17 235
249
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.05 246
245
Roche Holdings, Inc. 01/05/18 302,000 99.73 301
306
Rockies Express Pipeline LLC 04/03/19 355,000 99.97 355
363
Santander Group Holdings PLC 10/01/18 565,000 102.94 582
619
Saudi Arabian Oil Co. 04/09/19 315,000 99.53 314
322
Schlumberger Holdings Corp. 06/15/16 32,000 101.21 32
34
Schlumberger Holdings Corp. 03/06/19 483,000 100.11 484
506
Schneider Electric SE 04/22/19 557,000 100.19 558
566
Sequoia Mortgage Trust 08/22/17 169,111 103.97 176
174
Shackleton CLO, Ltd. 04/04/18 1,170,000 100.00 1,170
1,156
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.11 553
560

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Sky, Ltd. 12/12/18 1,230,000 98.73 1,214
1,305
Smithfield Foods, Inc. 03/27/19 535,000 99.68 533
582
SoFi Professional Loan Program LLC 05/15/18 245,829 99.34 244
246
SoFi Professional Loan Program LLC 05/16/18 663,919 99.56 661
665
SoFi Professional Loan Program LLC 05/23/18 262,326 98.81 259
261
SoFi Professional Loan Program LLC 07/24/18 646,000 97.57 630
651
SoFi Professional Loan Program LLC 07/24/18 1,161,000 97.79 1,135
1,176
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.17 1,478
1,552
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 05/23/19 340,000 102.47 348
361
Suzano Austria GmbH 07/27/18 400,000 107.15 429
463
Suzano Austria GmbH 09/17/18 305,000 99.12 302
337
Takeda Pharmaceutical Co., Ltd. 11/19/18 490,000 99.60 488
564
Takeda Pharmaceutical Co., Ltd. 11/19/18 715,000 99.96 715
764
Takeda Pharmaceutical Co., Ltd. 06/04/19 526,000 101.80 535
535
Textainer Marine Containers, Ltd. 05/11/17 916,153 100.00 916
922
THL Credit Wind River CLO, Ltd. 10/02/17 1,823,000 100.00 1,823
1,817
Towd Point Mortgage Trust 06/23/17 615,246 100.24 617
617
Towd Point Mortgage Trust 07/07/17 580,933 100.55 584
581
Towd Point Mortgage Trust 08/04/17 1,166,736 99.93 1,166
1,167
Towd Point Mortgage Trust 11/09/17 1,046,173 100.27 1,049
1,049
Towd Point Mortgage Trust 07/11/18 392,848 97.94 385
394
Towd Point Mortgage Trust 01/24/19 914,394 99.39 909
951
Triton Container Finance IV LLC 08/21/17 617,658 100.08 618
620
Triton Container Finance V LLC 10/26/18 4,590,733 99.17 4,554
4,656
Triton Container Finance VI LLC 06/07/17 278,826 99.98 279
280
UBS AG 11/27/17 555,000 99.33 551
556
Universal Health Services, Inc. 09/19/17 513,000 102.12 524
519
Verizon Communications, Inc. 09/05/18 459,000 98.77 453
498
Vistra Operations Co. LLC 06/04/19 535,000 99.79 534
538
Vistra Operations Co. LLC 06/04/19 685,000 99.81 684
690
Volkswagen Group of America Finance LLC 12/21/16 460,000 99.97 460
460
Voya CLO, Ltd. 03/31/17 1,670,000 100.04 1,671
1,669
Voya CLO, Ltd. 07/16/18 900,000 100.14 901
897
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
997
Voya CLO, Ltd. 04/03/19 3,480,000 99.93 3,477
3,487
Walt Disney Co. (The) 03/15/19 300,000 137.00 411
448
WinWater Mortgage Loan Trust 03/29/17 707,758 102.48 725
725
WinWater Mortgage Loan Trust 05/23/17 502,085 101.79 511
509
Worldwide Plaza Trust 10/31/17 3,609,000 98.88 3,569
3,815
194,928
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.700
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.310
Barclays PLC USD 3 Month LIBOR 1.356
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.700
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.300
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.121
BX Trust USD 1 Month LIBOR 0.577
BX Trust USD 1 Month LIBOR 1.220
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.150
CBAM CLO Management Trust USD 3 Month LIBOR 1.250
Citigroup Mortgage Loan Trust,  Inc. USD 1 Month LIBOR 0.915
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Countrywide Asset-Backed Certificates USD 1 Month LIBOR 1.005
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Dewolf Park CLO, Ltd. USD 3 Month LIBOR 1.210
Dryden 37 Senior Loan Fund USD 3 Month LIBOR 1.100
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Dryden Senior Loan Fund USD 3 Month LIBOR 1.120
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 1.300
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.450
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
LCM XXII, Ltd. USD 3 Month LIBOR 1.480
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.750
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.930
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding, Ltd. USD 3 Month LIBOR 1.410
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley ABS Capital I, Inc. Trust USD 1 Month LIBOR 1.050
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
Variable Rate Securities
Securities Referenced Rate Spread %
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Mortgage Loan Trust USD 1 Month LIBOR 0.825
MSCG Trust USD 1 Month LIBOR 1.650
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.480
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
Voya CLO, Ltd. USD 3 Month LIBOR 1.230
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
Voya CLO, Ltd. USD 3 Month LIBOR 1.130
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.290
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.330
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.320
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Wells Fargo & Co. USD 3 Month LIBOR 1.170
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 238 AUD 34,563 09/19
475
Canada 10 Year Government Bond Futures 219 CAD 31,166 09/19
(14)
Long Gilt Futures 196 GBP 26,035 09/19
897
United States 2 Year Treasury Note Futures 245 USD 52,530 09/19
120
United States 5 Year Treasury Note Futures 423 USD 49,725 09/19
(29)
United States 10 Year Treasury Note Futures 1,168 USD 148,829 09/19
1,177
United States 10 Year Ultra Treasury Note Futures 31 USD 4,273 09/19
63
United States Long Bond Futures 58 USD 9,025 09/19
155
United States Ultra Bond Futures 132 USD 23,438 09/19
830
Short Positions
Canada 10 Year Government Bond Futures 211 CAD 30,027 09/19
118
Euro-Bund Futures 114 EUR 19,958 09/19
(514)
Japan 10 Year Government Bond Futures 27 JPY 4,152,601 09/19
(86)
United States 2 Year Treasury Note Futures 191 USD 40,952 09/19
(54)
United States 5 Year Treasury Note Futures 22 USD 2,586 09/19
(15)
United States 10 Year Ultra Treasury Note Futures 116 USD 15,990 09/19
(151)
United States Long Bond Futures 3 USD 467 09/19
(1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,971

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,483 CAD 5,842 08/22/19 (55)
Bank of America USD 2,690 HUF 774,817 08/22/19 (57)
Bank of America USD 9,509 JPY 1,020,000 09/18/19 (100)
Bank of America USD 5,960 TRY 38,141 08/22/19 818
Bank of America EUR 1,375 GBP 1,233 09/18/19 (49)
Bank of America JPY 165,300 GBP 1,217 09/18/19 (84)
Bank of America PLN 6,868 USD 1,793 08/22/19 20
Bank of America THB 56,753 USD 1,802 08/22/19 (44)
Bank of Montreal GBP 925 EUR 1,035 09/18/19 44
Bank of Montreal GBP 913 JPY 125,257 09/18/19 86
Bank of Montreal MXN 22,250 USD 1,144 09/18/19 (8)
BNP Paribas USD 3,137 RUB 205,326 08/22/19 79
BNP Paribas KRW 5,396,797 USD 4,554 08/22/19 10
Brown Brothers Harriman EUR 1,375 GBP 1,233 09/18/19 (49)
Brown Brothers Harriman JPY 165,353 GBP 1,217 09/18/19 (85)
Citigroup USD 8,582 JPY 926,783 08/22/19 (51)
Citigroup USD 3,137 RUB 205,326 08/22/19 79
Citigroup GBP 8,900 USD 11,156 08/22/19 322
Citigroup NOK 95,421 USD 11,158 08/22/19 378
Commonwealth Bank of Australia USD 1,116 EUR 992 08/22/19 (16)
Commonwealth Bank of Australia USD 4,500 NZD 6,696 08/22/19 (102)
Commonwealth Bank of Australia GBP 925 EUR 1,038 09/18/19 51
Commonwealth Bank of Australia GBP 913 JPY 125,771 09/18/19 96
Commonwealth Bank of Australia MXN 22,250 USD 1,144 09/18/19 (8)
Royal Bank of Canada USD 1,775 MXN 34,397 08/22/19 14
Royal Bank of Canada USD 11,180 SEK 104,782 08/22/19 (317)
Royal Bank of Canada EUR 1,375 GBP 1,233 09/18/19 (49)
Royal Bank of Canada GBP 925 EUR 1,036 09/18/19 48
Royal Bank of Canada GBP 913 JPY 125,515 09/18/19 91
Royal Bank of Canada JPY 165,326 GBP 1,217 09/18/19 (84)
Royal Bank of Canada MXN 22,250 USD 1,144 09/18/19 (8)
Standard Chartered USD 1,102 IDR 16,246,798 08/22/19 49
Standard Chartered AUD 13,700 USD 9,461 09/18/19 78
State Street USD 9,486 CAD 12,600 09/18/19 70
State Street USD 113 CLP 76,572 08/22/19 (4)
State Street USD 41 HKD 323 08/22/19 —
State Street USD 16 HUF 4,645 08/22/19 —
State Street USD 1,735 IDR 25,541,615 08/22/19 75
State Street USD 3,304 IDR 48,740,393 08/22/19 150
State Street USD 2 KRW 2,703 08/22/19 —
State Street USD 102 KRW 119,849 08/22/19 (1)
State Street USD 4 MXN 82 08/22/19 —
State Street USD 18 MYR 74 08/22/19 —
State Street USD 3,348 MYR 14,006 08/22/19 41
State Street USD 98 PEN 323 08/22/19 —
State Street USD 6 PLN 22 08/22/19 —
State Street USD 19 PLN 72 08/22/19 —
State Street USD 69 SGD 94 08/22/19 (1)
State Street USD 19 THB 608 08/22/19 —
State Street USD 43 THB 1,326 08/22/19 —
State Street USD 44 TWD 1,360 08/22/19 —
State Street USD 75 ZAR 1,127 08/22/19 3
State Street USD 1,785 ZAR 25,666 08/22/19 —
State Street CHF 15,452 USD 15,685 08/22/19 124
State Street CLP 18,035 USD 26 08/22/19 —
State Street CLP 3,111,603 USD 4,485 08/22/19 65
State Street GBP 925 EUR 1,038 09/18/19 52
State Street GBP 913 JPY 125,735 09/18/19 95
State Street HKD 33 USD 4 08/22/19 —
State Street HKD 35,198 USD 4,490 08/22/19 (7)
State Street HUF 3,528 USD 12 08/22/19 —
State Street IDR 566,757 USD 39 08/22/19 (1)
State Street IDR 2,073,573 USD 148 08/22/19 1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 235
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street KRW 2,058,960 USD 1,737 08/22/19 4
State Street MXN 335 USD 18 08/22/19 —
State Street MXN 22,250 USD 1,143 09/18/19 (9)
State Street MYR 380 USD 93 08/22/19 1
State Street NZD 14,300 USD 9,383 09/18/19 (16)
State Street PEN 36 USD 11 08/22/19 —
State Street PEN 14,942 USD 4,475 08/22/19 (44)
State Street RUB 3,815 USD 59 08/22/19 (1)
State Street RUB 13,788 USD 219 08/22/19 3
State Street SGD 9 USD 7 08/22/19 —
State Street SGD 6,141 USD 4,492 08/22/19 22
State Street TRY 1,153 USD 189 08/22/19 (15)
State Street TRY 1,536 USD 264 08/22/19 (9)
State Street TWD 1,054 USD 34 08/22/19 —
State Street TWD 55,682 USD 1,793 08/22/19 4
State Street ZAR 1,900 USD 136 08/22/19 4
UBS USD 1,115 MYR 4,669 08/22/19 15
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,718
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 46,133 $ —
$ —
$ 46,133
Corporate Bonds and Notes — 182,472 —
—
182,472
International Debt — 90,577 —
—
90,577
Mortgage-Backed Securities — 287,228 7
—
287,235
Municipal Bonds — 1,631 —
—
1,631
United States Government Treasuries — 240,927 —
—
240,927
Short-Term Investments — 26,398 —
40,497
66,895
Total Investments — 875,366 7 40,497 915,870
Other Financial Instruments
Assets
Futures Contracts 3,835 — — — 3,835
Foreign Currency Exchange Contracts — 2,992 — — 2,992
Liabilities
Futures Contracts (864) — — — (864)
Foreign Currency Exchange Contracts — (1,274) — — (1,274)
Total Other Financial Instruments
*
$ 2,971 $ 1,718 $ — $ — $ 4,689
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Investment Grade Bond Fund
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
565
Bermuda .................................................................................
6,371
Brazil ......................................................................................
800
Canada ....................................................................................
9,193
Cayman Islands .......................................................................
31,659
Chile .......................................................................................
1,022
China ......................................................................................
828
Colombia .................................................................................
1,821
Denmark .................................................................................
588
France .....................................................................................
3,281
Ireland ....................................................................................
4,775
Italy ........................................................................................
1,577
Japan ......................................................................................
2,694
Luxembourg ............................................................................
1,552
Mexico ....................................................................................
1,580
Netherlands ............................................................................
9,598
Panama ...................................................................................
417
Peru ........................................................................................
461
Saudi Arabia ...........................................................................
322
South Korea ............................................................................
532
Spain .......................................................................................
798
Switzerland .............................................................................
556
Thailand ..................................................................................
540
United Kingdom ......................................................................
9,047
United States ...........................................................................
825,293
Total Investments .................................................................... 915,870

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 90.2%
Asset-Backed Securities - 10.5%
Access Group, Inc.
Series 2007-A Class A3
2.244% due 05/25/36 (Ê) 913 900
ALG Student Loan Trust I
Series 2006-1A Class A3
1.464% due 10/28/23 (Ê)(Þ) 416 416
AmeriCredit Automobile Receivables
Trust
Series 2015-4 Class C
2.880% due 07/08/21 829 830
Series 2017-2 Class A3
1.980% due 12/20/21 1,060 1,058
Ascentium Equipment Receivables LLC
Series 2018-1A Class A3
3.210% due 09/11/23 (Þ) 1,265 1,276
Avis Budget Rental Car Funding  LLC
Series 2015-2A Class A
2.630% due 12/20/21 (Þ) 300 300
Avis Budget Rental Car Funding LLC
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,680 1,717
Bank of the West Auto Trust
Series 2017-1 Class A2
1.780% due 02/15/21 (Þ) 40 40
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 1,435 1,450
Series 2019-1 Class A2
2.740% due 10/17/22 (Þ) 1,460 1,459
Bank of The West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 1,045 1,041
Chase Issuance Trust
Series 2012-A4 Class A4
1.580% due 08/15/21 535 535
Chesapeake Funding II LLC
Series 2017-4A Class A1
2.120% due 11/15/29 (Þ) 2,773 2,765
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 974 984
Citibank Credit Card Issuance Trust
Series 2017-A3 Class A3
1.920% due 04/07/22 3,000 2,993
Commonbond Student Loan Trust
Series 2018-BGS Class A1
3.560% due 09/25/45 (Þ) 1,503 1,539
DRB Prime Student Loan Trust
Series 2015-D Class A2
3.200% due 01/25/40 (Þ) 728 738
Drive Auto Receivables Trust
Series 2015-CA Class D
4.200% due 09/15/21 (Þ) 804 805
Series 2018-3 Class A3
3.010% due 11/15/21 358 359
Series 2018-5 Class A3
3.340% due 10/15/22 2,130 2,140
Series 2019-3 Class A3
2.490% due 06/15/23 1,445 1,445
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (Ê)(Þ) 647 650
Series 2016-D Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.720% due 01/25/41 (Þ) 443 443
Exeter Automobile Receivables Trust
Series 2019-1A Class A
3.200% due 04/15/22 (Þ) 892 894
Finance of America Structured Trust
Series 2018-HB1 Class M2
4.087% due 09/25/28 (~)(Ê)(Š)(Þ) 200 201
Foursight Capital Automobile
Receivables Trust
Series 2017-1 Class A
2.370% due 04/15/22 (Þ) 756 755
Series 2018-1 Class A3
3.640% due 09/15/22 (Þ) 1,519 1,526
Series 2018-1 Class C
4.300% due 08/15/23 (Þ) 800 814
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 (Þ) 2,464 2,465
Series 2017-1 Class B
2.880% due 04/10/31 (Þ) 1,965 1,965
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 492
Series 2019-1 Class E
4.620% due 01/10/33 (Þ) 450 453
Hertz Vehicle Financing II, LP
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 765 782
Hertz Vehicle Financing LLC
Series 2015-1A Class A
2.730% due 03/25/21 (Þ) 990 991
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 810 811
Hilton Grand Vacations Trust
Series 2014-AA Class A
1.770% due 11/25/26 (Þ) 148 147
Series 2017-AA Class A
2.660% due 12/26/28 (Þ) 673 675
Honda Auto Receivables Owner Trust
Series 2017-4 Class A3
2.050% due 11/22/21 1,816 1,815
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 569 571
Nationstar HECM Loan Trust
Series 2018-1A Class M2
3.469% due 02/25/28 (~)(Ê)(Þ) 905 909
Navient Private Education Loan Trust
Series 2015-CA Class B
3.250% due 05/15/40 (Þ) 954 954
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 1,065 1,064
Orange Lake Timeshare Trust
Series 2018-A Class A
3.100% due 07/08/30 (Þ) 683 691
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 1,060 1,070
Prestige Auto Receivables Trust
Series 2017-1A Class B
2.390% due 05/16/22 (Þ) 1,295 1,293
Santander Drive Auto Receivables Trust
Series 2016-3 Class C
2.460% due 03/15/22 850 850
SLM Private Education Loan Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-A Class 2A
4.477% due 05/16/44 (Ê)(Þ) 191 192
SoFi Consumer Loan Program LLC
Series 2017-6 Class A1
2.200% due 11/25/26 (Þ) 71 71
Series 2018-1 Class A1
2.550% due 02/25/27 (Þ) 139 139
SoFi Consumer Loan Program Trust
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 181 181
Series 2018-2 Class A1
2.930% due 04/26/27 (Þ) 596 596
Series 2018-3 Class A1
3.200% due 08/25/27 (Þ) 325 326
Series 2019-3 Class A
2.900% due 05/25/28 (Þ) 1,756 1,762
SoFi Professional Loan Program LLC
Series 2014-B Class A2
2.550% due 08/27/29 (Þ) 609 609
Series 2017-A Class A1
2.028% due 03/26/40 (Ê)(Þ) 583 583
South Carolina Student Loan Corp.
Series 2015-A Class A
2.734% due 01/25/36 (Ê) 957 958
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 210 212
Series 2019-SJ1 Class A1
3.750% due 10/25/58 (~)(Ê)(Þ) 1,184 1,193
Westlake Automobile Receivables Trust
Series 2018-1A Class A2A
2.240% due 12/15/20 (Þ) 325 325
Wheels SPV LLC
Series 2017-1A Class A2
1.880% due 04/20/26 (Þ) 203 203
55,421
Corporate Bonds and Notes - 43.1%
3M Co.
2.750% due 03/01/22 426 432
Abbott Laboratories
2.900% due 11/30/21 1,380 1,398
AbbVie, Inc.
3.750% due 11/14/23 270 281
AIG Global Funding
1.900% due 10/06/21 (Þ) 490 485
Air Lease Corp.
Series 513
3.875% due 04/01/21 1,400 1,429
Altria Group, Inc.
4.750% due 05/05/21 853 886
4.400% due 02/14/26 540 576
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 1,167 1,224
American Express Co.
2.200% due 10/30/20 940 938
3.375% due 05/17/21 1,395 1,420
2.750% due 05/20/22 890 898
2.500% due 08/01/22 3,900 3,914
American Express Credit Corp.
Series F
2.600% due 09/14/20 1,650 1,656
American Honda Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series GMTN
3.150% due 01/08/21 3,030 3,066
1.700% due 09/09/21 815 805
American International Group, Inc.
6.400% due 12/15/20 385 406
3.300% due 03/01/21 1,660 1,682
American Tower Corp.
3.300% due 02/15/21 426 431
Amgen, Inc.
4.100% due 06/15/21 1,085 1,113
Anadarko Petroleum Corp.
4.850% due 03/15/21 1,080 1,114
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 435 438
4.150% due 01/23/25 565 608
Anthem, Inc.
2.500% due 11/21/20 1,305 1,307
3.500% due 08/15/24 955 989
Apple, Inc.
2.250% due 02/23/21 3,720 3,728
2.700% due 05/13/22 440 447
Ares Capital Corp.
3.625% due 01/19/22 435 439
AT&T, Inc.
Series WI
3.800% due 03/15/22 418 433
Athene Global Funding
3.000% due 07/01/22 (Þ) 185 187
Avnet, Inc.
4.875% due 12/01/22 530 562
AXA Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 495 515
B.A.T. Capital Corp.
Series WI
3.118% due 08/14/20 (Ê) 1,440 1,443
Bank of America Corp.
2.625% due 10/19/20 445 447
2.328% due 10/01/21 (Ê) 1,610 1,607
2.738% due 01/23/22 (Ê) 1,660 1,665
3.458% due 03/15/25 (Ê) 1,665 1,723
Series GMTN
2.369% due 07/21/21 (Ê) 2,653 2,650
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 365 370
Bayer US Finance LLC
3.000% due 10/08/21 (Þ) 432 435
BB&T Corp.
3.200% due 09/03/21 1,410 1,433
Becton Dickinson and Co.
3.125% due 11/08/21 440 445
Berkshire Hathaway, Inc.
2.750% due 03/15/23 435 443
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,215
Boardwalk Pipelines, LP
3.375% due 02/01/23 438 442
Boeing Co. (The)
2.350% due 10/30/21 446 446
BP Capital Markets America, Inc.
3.245% due 05/06/22 430 441
3.216% due 11/28/23 560 577
Bristol-Myers Squibb

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 07/26/24 (Þ) 280 287
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 575 578
Series WI
2.200% due 01/15/21 1,205 1,196
Buckeye Partners, LP
4.150% due 07/01/23 439 431
Burlington Northern Santa Fe LLC
3.050% due 09/01/22 435 444
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 280 292
Capital One Financial Corp.
2.986% due 01/30/23 (Ê) 1,590 1,585
Caterpillar Financial Services Corp.
3.350% due 12/07/20 462 469
2.950% due 02/26/22 1,375 1,401
Series GMTN
1.850% due 09/04/20 2,650 2,640
Series WI
1.931% due 10/01/21 890 882
CBS Corp.
2.500% due 02/15/23 470 468
CenterPoint Energy, Inc.
3.600% due 11/01/21 555 568
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 404 429
Series WI
4.464% due 07/23/22 1,240 1,298
Chevron Corp.
2.419% due 11/17/20 700 703
2.498% due 03/03/22 429 433
Chubb INA Holdings, Inc.
2.300% due 11/03/20 445 445
Cigna Corp.
3.200% due 09/17/20 (Þ) 555 559
3.400% due 09/17/21 (Þ) 2,235 2,273
Cisco Systems, Inc.
2.200% due 02/28/21 2,598 2,602
2.900% due 03/04/21 440 445
Citibank NA
Series BKNT
2.844% due 05/20/22 (Ê) 1,030 1,037
Citigroup, Inc.
2.700% due 03/30/21 2,110 2,121
3.523% due 12/08/21 (Ê) 3,355 3,396
2.750% due 04/25/22 590 595
Citizens Financial Group, Inc.
Series BKNT
3.250% due 02/14/22 620 631
CNH Industrial Capital LLC
4.375% due 04/05/22 427 443
Coca-Cola Co. (The)
2.450% due 11/01/20 440 442
Colgate-Palmolive Co.
2.950% due 11/01/20 660 668
Comcast Corp.
3.450% due 10/01/21 1,635 1,676
3.700% due 04/15/24 505 534
Conagra Brands, Inc.
3.800% due 10/22/21 1,475 1,516
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Brands, Inc.
2.250% due 11/06/20 1,320 1,316
3.750% due 05/01/21 875 893
Costco Wholesale Corp.
2.250% due 02/15/22 432 433
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 347
Crown Castle International Corp.
3.400% due 02/15/21 440 445
CSX Corp.
3.700% due 10/30/20 270 274
CVS Health Corp.
3.173% due 03/09/21 (Ê) 830 834
3.350% due 03/09/21 475 481
2.750% due 12/01/22 660 661
3.700% due 03/09/23 1,020 1,053
4.100% due 03/25/25 235 247
Daimler Finance NA LLC
3.350% due 05/04/21 (Þ) 440 446
3.400% due 02/22/22 (Þ) 2,565 2,614
Dell International LLC / EMC Corp.
4.000% due 07/15/24 (Þ) 710 731
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 1,416 1,551
Series AA
3.204% due 04/25/24 985 1,017
Delta Air Lines, Inc.
3.400% due 04/19/21 440 444
DowDuPont , Inc.
3.766% due 11/15/20 825 839
4.205% due 11/15/23 760 808
Duke Energy Corp.
3.550% due 09/15/21 435 445
Duke Realty Corp.
3.875% due 02/15/21 549 560
Ecolab, Inc.
4.350% due 12/08/21 594 622
Energy Transfer Partners, LP
4.650% due 06/01/21 425 440
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 985 1,026
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 416
Exelon Corp.
3.497% due 06/01/22 435 444
FedEx Corp.
3.400% due 01/14/22 435 445
Fiserv, Inc.
2.750% due 07/01/24 470 472
Ford Motor Credit Co. LLC
3.336% due 03/18/21 464 466
3.099% due 04/05/21 (Ê) 255 253
4.140% due 02/15/23 890 911
Series FXD
3.813% due 10/12/21 1,110 1,125
General Electric Co.
4.650% due 10/17/21 430 448
General Mills, Inc.
3.200% due 04/16/21 555 562
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,548

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 11/06/21 1,220 1,257
3.450% due 04/10/22 680 689
3.550% due 07/08/22 800 813
GLP Capital, LP / GLP Financing II, Inc.
4.375% due 04/15/21 447 456
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 1,790 1,790
Series DMTN
3.625% due 02/20/24 930 966
HCA, Inc.
4.750% due 05/01/23 410 438
Hewlett Packard Enterprise Co.
Series WI
3.600% due 10/15/20 970 981
Honeywell International, Inc.
1.850% due 11/01/21 438 435
IBM Credit LLC
1.800% due 01/20/21 2,950 2,931
International Business Machines Corp.
2.650% due 02/05/21 430 432
2.250% due 02/19/21 875 875
1.971% due 11/06/21 (Ê) 490 493
2.850% due 05/13/22 1,010 1,024
International Lease Finance Corp.
8.250% due 12/15/20 413 444
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,022
3.300% due 02/01/22 (Þ) 795 810
John Deere Capital Corp.
3.125% due 09/10/21 925 942
2.700% due 01/06/23 2,730 2,774
Johnson & Johnson
1.950% due 11/10/20 1,485 1,485
2.250% due 03/03/22 1,100 1,107
JPMorgan Chase & Co.
4.250% due 10/15/20 435 445
2.682% due 03/01/21 (Ê) 3,556 3,615
3.207% due 04/01/23 (Ê) 1,905 1,938
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 685 707
Series WI
3.500% due 07/15/22 420 429
Kroger Co. (The)
3.300% due 01/15/21 440 445
L3Harris Technologies, Inc.
4.950% due 02/15/21 (Þ) 770 793
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 505
Las Vegas Sands Corp.
3.200% due 08/08/24 750 754
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (ƒ)(Ø)(Š) 270 —
Lockheed Martin Corp.
2.500% due 11/23/20 455 456
Series AL2
3.350% due 09/15/21 280 287
Lowe's Cos., Inc.
3.120% due 04/15/22 440 448
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 1,000 1,004
Marsh & McLennan Cos., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 07/15/21 411 426
McDonald's Corp.
2.750% due 12/09/20 445 448
Merck & Co., Inc.
3.875% due 01/15/21 451 460
Metropolitan Life Global Funding I
3.375% due 01/11/22 (Þ) 1,030 1,055
Microsoft Corp.
1.550% due 08/08/21 800 792
2.400% due 02/06/22 438 442
2.650% due 11/03/22 1,052 1,071
MidAmerican Energy Co.
3.700% due 09/15/23 412 431
Morgan Stanley
Series GMTN
3.095% due 02/10/21 (Ê) 935 936
3.125% due 01/23/23 745 759
3.750% due 02/25/23 805 838
MPLX, LP
Series WI
4.500% due 07/15/23 640 679
Mylan NV
Series WI
3.150% due 06/15/21 1,050 1,060
National Oilwell Varco, Inc.
2.600% due 12/01/22 610 609
NBCUniversal Media LLC
4.375% due 04/01/21 417 431
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 425 433
New York Life Global Funding
1.700% due 09/14/21 (Þ) 1,540 1,522
Newell Brands, Inc.
Series WI
5.000% due 11/15/23 885 910
Nissan Motor Acceptance Corp.
3.150% due 03/15/21 (Þ) 440 443
Norfolk Southern Corp.
3.250% due 12/01/21 495 504
2.903% due 02/15/23 1,235 1,259
Northrop Grumman Corp.
Series 000G
2.080% due 10/15/20 455 454
Novartis Capital Corp.
2.400% due 05/17/22 3,550 3,577
Oracle Corp.
1.900% due 09/15/21 450 447
PACCAR Financial Corp.
2.500% due 08/14/20 1,103 1,106
3.100% due 05/10/21 3,000 3,041
Packaging Corp. of America
2.450% due 12/15/20 655 655
PECO Energy Co.
1.700% due 09/15/21 439 434
PepsiCo, Inc.
1.700% due 10/06/21 450 446
Pfizer, Inc.
1.950% due 06/03/21 3,800 3,786
2.200% due 12/15/21 436 436
Philip Morris International, Inc.
1.875% due 02/25/21 420 418
Phillips 66
Series WI

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 04/01/22 420 442
PNC Bank NA
Series BKNT
2.450% due 11/05/20 445 446
Procter & Gamble Co. (The)
2.150% due 08/11/22 5,037 5,058
Progress Energy, Inc.
3.150% due 04/01/22 437 444
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,175 1,204
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 505 507
Raytheon Co.
Series 3622
3.125% due 10/15/20 440 444
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 409 438
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 420 446
Rockwell Collins, Inc.
2.800% due 03/15/22 439 444
Ryder System, Inc.
3.500% due 06/01/21 660 674
2.875% due 06/01/22 865 873
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 830 921
Santander Holdings, Inc.
4.450% due 12/03/21 800 829
Schlumberger Holdings Corp.
3.000% due 12/21/20 (Þ) 445 448
Sherwin-Williams Co. (The)
2.750% due 06/01/22 442 445
Southern California Edison Co.
1.845% due 02/01/22 1,318 1,293
Southern Co. (The)
2.350% due 07/01/21 432 431
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 821 825
Starbucks Corp.
2.100% due 02/04/21 450 449
Sunoco Logistics Partners Operations,
LP
4.650% due 02/15/22 416 435
Synchrony Financial
2.850% due 07/25/22 195 195
Sysco Corp.
2.600% due 10/01/20 570 571
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21 435 444
Time Warner Cable LLC
4.125% due 02/15/21 432 439
Toyota Motor Credit Corp.
2.950% due 04/13/21 2,500 2,532
Series GMTN
2.700% due 01/11/23 970 983
Tyson Foods, Inc.
2.250% due 08/23/21 795 793
Unilever Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 02/10/21 592 610
1.375% due 07/28/21 3,490 3,432
3.000% due 03/07/22 425 433
2.200% due 05/05/22 850 850
Union Pacific Corp.
3.200% due 06/08/21 1,430 1,454
United Parcel Service, Inc.
3.125% due 01/15/21 440 446
United Technologies Corp.
3.350% due 08/16/21 1,610 1,643
3.650% due 08/16/23 1,150 1,204
UnitedHealth Group, Inc.
3.150% due 06/15/21 440 447
US Bank NA
Series BKNT
2.850% due 01/23/23 2,600 2,647
Verizon Communications, Inc.
3.125% due 03/16/22 435 445
4.016% due 12/03/29 (Þ) 993 1,077
VMware, Inc.
2.300% due 08/21/20 935 932
Walmart, Inc.
1.900% due 12/15/20 440 439
3.125% due 06/23/21 3,420 3,489
Walt Disney Co. (The)
3.000% due 09/15/22 (Þ) 424 433
4.000% due 10/01/23 (Þ) 1,140 1,208
Warner Media LLC
3.550% due 06/01/24 470 485
Wells Fargo & Co.
2.550% due 12/07/20 1,550 1,556
2.500% due 03/04/21 445 447
3.500% due 03/08/22 1,415 1,453
Series BKNT
2.600% due 01/15/21 430 432
3.550% due 08/14/23 3,765 3,923
Westinghouse Air Brake Technologies
Corp.
3.710% due 09/15/21 (Ê) 855 855
Xcel Energy, Inc.
Class A
2.600% due 03/15/22 690 694
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 883
228,361
International Debt - 9.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 50 52
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 439 445
Alimentation Couche-Tard, Inc.
2.700% due 07/26/22 (Þ) 445 445
America Movil SAB de CV
3.125% due 07/16/22 560 569
Apidos CLO XXI
Series 2018-21A Class A1R
3.230% due 07/18/27 (Ê)(Þ) 300 300
ArcelorMittal
5.250% due 08/05/20 810 832

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 02/25/22 420 454
Axis Bank, Ltd.
2.875% due 06/01/21 (Þ) 445 443
Banco Santander SA
2.706% due 06/27/24 600 598
Bancolombia SA
5.950% due 06/03/21 410 432
Bank of Montreal
Series D
3.100% due 04/13/21 1,820 1,848
Bank of Nova Scotia (The)
2.350% due 10/21/20 467 468
2.700% due 03/07/22 950 961
Barclays Bank PLC
3.041% due 01/11/21 (Ê) 1,985 1,981
Barclays PLC
3.250% due 01/12/21 437 440
Barings BDC Static CLO, Ltd.
Series 2019-1A Class A1
3.323% due 04/15/27 (Ê)(Þ) 419 419
BBVA Bancomer SA
6.500% due 03/10/21 (Þ) 418 438
BNP Paribas SA
Series BKNT
5.000% due 01/15/21 1,685 1,751
BP Capital Markets PLC
3.062% due 03/17/22 435 444
Brookfield Finance, Inc.
4.000% due 04/01/24 415 437
Canadian Imperial Bank of Commerce
Series BKNT
2.100% due 10/05/20 468 468
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 500 517
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class A1R
3.362% due 04/27/27 (Ê)(Þ) 763 762
Cencosud SA
4.875% due 01/20/23 (Þ) 435 454
Coca-Cola European Partners PLC
3.250% due 08/19/21 646 653
Commerzbank AG
8.125% due 09/19/23 (Þ) 371 429
Danske Bank A/S
5.000% due 01/12/22 (Þ) 430 451
Deutsche Bank AG
3.150% due 01/22/21 450 448
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 2,355 2,374
DNB Bank ASA
2.125% due 10/02/20 (Þ) 450 448
Enbridge, Inc.
2.900% due 07/15/22 442 447
Enel Finance International NV
2.875% due 05/25/22 (Þ) 434 437
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 3,760 3,743
GlaxoSmithKline Capital PLC
2.875% due 06/01/22 440 446
Gruposura Finance
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 05/18/21 (Þ) 415 434
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
3.448% due 07/20/26 (Ê)(Þ) 172 172
KfW
Series GMTN
2.750% due 10/01/20 1,150 1,159
LCM Ltd Partnership
Series 2019-13A Class ARR
1.140% due 07/19/27 (Ê)(Þ) 875 875
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 430 448
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 445 448
Mitsubishi UFJ Trust & Banking Corp.
2.650% due 10/19/20 (Þ) 440 441
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 449 445
National Bank of Canada
Series BKNT
2.200% due 11/02/20 436 435
New Gold, Inc.
6.250% due 11/15/22 (Þ) 360 344
Ocean Trails CLO IV
Series 2017-4A Class AR
3.435% due 08/13/25 (Ê)(Þ) 491 492
Petroleos Mexicanos
4.875% due 01/24/22 385 389
Series WI
6.375% due 02/04/21 895 926
5.375% due 03/13/22 420 428
POSCO
4.250% due 10/28/20 (Þ) 456 465
PPL WEM Holdings PLC
5.375% due 05/01/21 (Þ) 427 442
Province of Ontario Canada
2.200% due 10/03/22 2,500 2,510
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,761
Royal Bank of Canada
2.150% due 10/26/20 463 463
Series GMTN
2.750% due 02/01/22 800 810
Sanofi
4.000% due 03/29/21 1,024 1,051
Santander UK Group Holdings PLC
2.875% due 08/05/21 445 445
Santander UK PLC
2.500% due 01/05/21 445 445
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 480 484
Shell International Finance BV
2.375% due 08/21/22 431 434
Siemens Financieringsmaatschappij NV
2.700% due 03/16/22 (Þ) 429 434
Sky, Ltd.
3.750% due 09/16/24 (Þ) 380 403
Svenska Handelsbanken AB
Series BKNT
2.450% due 03/30/21 800 802
3.469% due 03/30/21 (Ê) 2,690 2,730
Syngenta Finance NV

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 03/28/22 443 443
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 730 780
Toronto-Dominion Bank (The)
2.125% due 04/07/21 380 380
1.800% due 07/13/21 450 447
Total Capital International SA
2.750% due 06/19/21 430 435
2.875% due 02/17/22 1,731 1,758
UBS AG
2.450% due 12/01/20 (Þ) 880 881
52,073
Loan Agreements - 0.1%
SS&C Technologies Holdings, Inc. 1st
Lien Term Loan B5
4.484% due 04/16/25 (~)(Ê) 427 426
Sungard Availability Services Capital,
Inc. Delayed Draw Term Loan
4.549% due 05/01/25 (Ê) 80 80
Sungard Availability Services Capital,
Inc. Term Loan
6.388% due 11/03/22 (~)(Ê) 232 212
718
Mortgage-Backed Securities - 13.9%
A10 Securitization LLC
Series 2017-1A Class A1FX
2.340% due 03/15/36 (Þ) 160 160
Aventura Mall Trust
Series 2013-AVM Class A
3.867% due 12/05/32 (~)(Ê)(Þ) 1,710 1,729
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.110% due 12/13/29 (~)(Ê)(Þ) 310 311
Banc of America Commercial Mortgage
Trust
Series 2016-UB10 Class A1
1.559% due 07/15/49 318 316
Barclays Commercial Mortgage
Securities LLC
Series 2018-CBM Class A
3.100% due 07/15/37 (Ê)(Þ) 895 896
BCAP LLC Trust
Series 2011-R11 Class 15A1
3.624% due 10/26/33 (~)(Ê)(Þ) 260 265
Series 2011-R11 Class 20A5
3.533% due 03/26/35 (~)(Ê)(Þ) 44 44
Bear Stearns Commercial Mortgage
Securities Trust
Series 2005-PW10 Class AJ
5.777% due 12/11/40 (~)(Ê) 616 631
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
3.570% due 12/15/37 (Ê)(Þ) 385 386
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (Ê)(Þ) 428 428
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 775 769
Series 2017-C4 Class A1
2.121% due 10/12/50 386 384
Series 2017-P8 Class A1
2.065% due 09/15/50 (Æ) 801 797
Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-CR3 Class ASB
2.372% due 10/15/45 129 129
Series 2013-CR12 Class A2
2.904% due 10/10/46 83 83
Series 2013-CR13 Class A2
3.039% due 11/12/46 60 61
Series 2013-LC6 Class A2
3.282% due 01/10/46 (Æ) 475 486
CORE Mortgage Trust
Series 2019-CORE Class A
3.380% due 12/15/31 (Ê)(Þ) 500 501
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.632% due 01/15/49 (~)(Ê)(Þ) 750 752
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
3.305% due 05/15/36 (Ê)(Þ) 440 441
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.032% due 08/15/48 440 441
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 387
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C1 Class A1
1.676% due 05/10/49 158 157
Fannie Mae
4.500% due 2020 80 82
4.381% due 2021 512 527
4.500% due 2021 7 7
2.400% due 2022 374 377
2.570% due 2022 416 418
2.700% due 2022 1,569 1,584
7.000% due 2022 4 4
2.000% due 2023 958 955
2.500% due 2025 1,354 1,362
3.130% due 2025 339 351
4.500% due 2025 141 145
2.000% due 2028 4,191 4,172
4.790% due 2028 274 273
3.500% due 2030 758 784
5.000% due 2031 1,020 1,085
3.312% due 2033(Ê) 11 11
5.000% due 2048 2,949 3,137
5.000% due 2049 393 417
Fannie Mae Aces
Series 2011-M3 Class A2
3.643% due 07/25/21 3,686 3,742
Series 2013-M5 Class ASQ4
1.919% due 01/25/22 89 89
Series 2013-M7 Class A2
2.280% due 12/27/22 1,719 1,723
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 346 402
Series 2004-T2 Class 1A3
7.000% due 11/25/43 299 347
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A1
6.000% due 07/25/44 1,247 1,427

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-W1 Class 1A2
6.500% due 10/25/44 55 63
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 27 28
Series 2007-73 Class A1
1.388% due 07/25/37 (Ê) 25 24
Series 2009-96 Class DB
4.000% due 11/25/29 71 74
Series 2012-30 Class BA
2.000% due 06/25/41 717 708
Series 2013-21 Class BA
1.000% due 03/25/23 711 698
Series 2014-26 Class HC
2.500% due 02/25/28 754 757
Fannie Mae Whole Loan
Series 2004-W9 Class 2A1
6.500% due 02/25/44 13 15
FDIC Trust
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ) 90 90
Series 2011-R1 Class A
2.672% due 07/25/26 (Þ) 62 62
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series 2012-K019 Class A1
1.459% due 09/25/21 212 211
Freddie Mac
5.500% due 2022 55 56
4.500% due 2026 1,228 1,287
5.500% due 2029 62 68
3.500% due 2030 831 865
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.269% due 08/25/22 (~)(Ê) 2,974 96
Series 2013-K032 Class X1
Interest Only STRIP
0.220% due 05/25/23 (~)(Ê) 47,437 193
Series 2015-KP02 Class A2
2.355% due 04/25/21 (~)(Ê) 121 121
Series 2016-KF15 Class A
1.902% due 02/25/23 (Ê) 600 601
Series 2017-K725 Class XAM
Interest Only STRIP
0.576% due 02/25/24 (~)(Ê) 21,989 582
Series 2019-KLU1 Class A2
2.510% due 12/25/25 430 432
Freddie Mac REMICS
Series 2003-2559 Class PB
5.500% due 08/15/30 — —
Series 2006-R006 Class ZA
6.000% due 04/15/36 801 917
Series 2010-3704 Class DC
4.000% due 11/15/36 145 148
Series 2011-3803 Class PG
4.000% due 01/15/41 231 238
Series 2012-4083 Class DC
1.500% due 07/15/27 697 682
Series 2012-4147 Class LD
1.500% due 09/15/32 2,225 2,180
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-4315 Class CA
2.000% due 01/15/23 538 535
Series 2014-4323 Class WJ
2.500% due 04/15/28 681 683
Series 2014-4399 Class A
2.500% due 07/15/24 21 21
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 20 23
Series 2007-75 Class A1
0.564% due 12/25/36 (Ê) 86 86
FREMF Mortgage Trust
Series 2010-K8 Class B
5.279% due 09/25/43 (~)(Ê)(Þ) 500 508
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (Ê) 230 229
FWD Securitization Trust
Series 2019-INV1 Class A1
2.810% due 07/25/49 (~)(Ê)(Þ) 805 804
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 551 554
GE Commercial Mortgage Corp. Trust
Series 2007-C1 Class AM
5.606% due 12/10/49 (~)(Ê) 451 368
Ginnie Mae
Series 2010-14 Class A
4.500% due 06/16/39 75 78
Series 2011-H22 Class A
3.000% due 12/20/61 283 283
Series 2017-H13 Class FJ
1.433% due 05/20/67 (Ê) 259 258
Series 2017-H16 Class PT
4.741% due 05/20/66 (~)(Ê) 308 311
Series 2017-H18 Class HA
2.000% due 08/20/63 1,029 1,024
Ginnie Mae II
2.375% due 2040(Ê) 291 303
2.750% due 2040(Ê) 1,026 1,070
3.125% due 2040(Ê) 11 12
4.650% due 2060(~)(Ê) 7 7
4.594% due 2061(~)(Ê) 25 25
4.638% due 2061(~)(Ê) 54 54
4.481% due 2062(~)(Ê) 188 189
4.816% due 2062(~)(Ê) 142 143
4.856% due 2062(~)(Ê) 81 82
4.846% due 2064(~)(Ê) 26 26
5.170% due 2066(~)(Ê) 43 43
4.685% due 2067(~)(Ê) 180 182
4.686% due 2067(~)(Ê) 284 288
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 235 244
Series 2010-H22 Class JI
Interest Only STRIP
2.508% due 11/20/60 (~)(Ê) 587 20
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2012-H11 Class CI

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.887% due 04/20/62 (~)(Ê) 253 11
Series 2013-124 Class CP
2.500% due 06/20/41 2,130 2,139
Series 2013-H03 Class HI
Interest Only STRIP
2.613% due 12/20/62 (~)(Ê) 2,353 107
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 596 668
GS Mortgage Securities Corp. II
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 985 995
GS Mortgage Securities Trust
Series 2012-GC6 Class A3
3.482% due 01/10/45 244 249
Series 2012-GC6 Class C
5.840% due 01/10/45 (~)(Ê)(Þ) 1,010 1,065
GSMPS Mortgage Loan Trust
Series 1998-1 Class A
8.000% due 09/19/27 (~)(Ê)(Þ) 20 20
Series 1998-3 Class A
7.750% due 09/19/27 (~)(Ê)(Þ) 3 3
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 371 371
Series 2015-C33 Class A1
1.898% due 12/15/48 100 100
Series 2016-C1 Class A1
1.695% due 03/15/49 5 5
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB12 Class AJ
4.987% due 09/12/37 (~)(Ê) 133 134
Series 2007-LDPX Class AM
5.464% due 01/15/49 (~)(Ê) 148 148
Series 2012-C6 Class A3
3.507% due 05/15/45 886 912
Series 2018-BCON Class B
3.756% due 01/05/31 (~)(Ê)(Þ) 900 931
Series 2018-PHH Class A
3.383% due 06/15/35 (Ê)(Þ) 97 97
Series 2019-MFP Class A
3.340% due 07/15/36 (Ê)(Þ) 940 941
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 42 43
Series 2006-A6 Class 1A2
3.584% due 10/25/36 (~)(Ê) 9 8
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,929
Series 2013-C13 Class A2
2.936% due 11/15/46 19 19
Morgan Stanley Capital I Trust
Series 2007-T27 Class AJ
5.651% due 06/11/42 (~)(Ê) 1,019 1,077
Morgan Stanley Capital I, Inc.
Series 2012-C4 Class A4
3.244% due 03/15/45 635 647
Morgan Stanley Dean Witter Capital I
Trust
Series 2001-TOP3 Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.602% due 07/15/33 (~)(Ê)(Þ) 397 415
MortgageIT Trust
Series 2005-1 Class 1A1
1.969% due 02/25/35 (Ê) 269 270
MSDWMC Owner Trust
Series 2000-F1 Class E
8.928% due 08/15/22 (~)(Ê)(Š)(Þ) 64 64
NCUA Guaranteed Notes Trust
Series 2010-R1 Class 1A
1.681% due 10/07/20 (Ê) 1,384 1,386
Series 2010-R3 Class 3A
2.400% due 12/08/20 70 70
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 6A
3.605% due 11/25/33 (~)(Ê) 91 92
UBS Commercial Mortgage Trust
Series 2018-C12 Class A1
3.294% due 07/15/51 726 741
Velocity Commercial Capital Loan Trust
Series 2016-2 Class AFL
2.335% due 10/25/46 (Ê) 329 331
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
3.130% due 08/25/33 (~)(Ê) 27 27
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 271
Series 2016-C34 Class A1
1.423% due 06/15/49 285 282
Series 2018-C43 Class A1
2.890% due 03/15/51 753 759
Series 2018-C48 Class A1
3.378% due 01/15/52 1,509 1,537
Wells Fargo Mortgage-Backed Securities
Trust
Series 2004-H Class A1
3.351% due 06/25/34 (~)(Ê) 167 172
Series 2005-AR2 Class 2A1
3.232% due 03/25/35 (~)(Ê) 44 45
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2
2.927% due 03/15/46 30 30
73,737
United States Government Treasuries - 12.8%
United States Treasury Notes
2.500% due 12/31/20 5 5
2.625% due 05/15/21 13,700 13,868
2.125% due 05/31/21 30,995 31,112
2.125% due 05/15/22 7,460 7,517
0.078% due 08/15/22 14,610 14,576
1.750% due 06/30/24 460 458
1.750% due 07/31/24 295 294
67,830
Total Long-Term Investments
(cost $475,344) 478,140
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services LP(Æ)(Š) 3,285
105

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $82) 105
Short-Term Investments - 10.0%
Actavis Funding SCS
3.000% due 03/12/20 835 837
Ally Financial, Inc.
3.750% due 11/18/19 995 998
Altria Group, Inc.
9.250% due 08/06/19 879 880
Becton Dickinson and Co.
2.404% due 06/05/20 995 993
Bemis Co., Inc.
6.800% due 08/01/19 (ç)(Þ) 330 330
Capital One Financial Corp.
2.500% due 05/12/20 845 845
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 265 267
Credit Agricole SA
3.423% due 06/10/20 (Ê)(Þ) 1,530 1,540
Daimler Finance NA LLC
2.200% due 05/05/20 (Þ) 1,700 1,695
Daimler Trucks Retail Trust
Series 2018-1 Class A2
2.600% due 05/15/20 (Þ) 88 88
Danske Bank A/S
Series REGS
2.200% due 03/02/20 300 299
Discovery Communications LLC
Series 2YR
2.200% due 09/20/19 525 525
ERP Operating, LP
4.750% due 07/15/20 435 442
Exelon Corp.
2.850% due 06/15/20 650 652
Federal Home Loan Banks
2.400% due 08/30/19 (Ê) 3,890 3,890
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series 2016-KP03 Class A2
1.780% due 08/25/19 15 15
Ford Motor Credit Co. LLC
2.681% due 01/09/20 930 930
2.459% due 03/27/20 770 769
Freddie Mac
5.500% due 08/01/19 1 1
5.500% due 09/01/19 1 1
Freddie Mac Mortgage Trust
Series 2010-K7 Class B
5.501% due 04/25/20 (Ê)(Þ) 225 229
Morgan Stanley
2.800% due 06/16/20 860 863
Northwest Airlines Class A Pass-
Through Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-1
7.027% due 11/01/19 201 203
Reynolds American, Inc.
Class B
6.875% due 05/01/20 695 717
Ryder System, Inc.
2.500% due 05/11/20 580 580
SBA Tower Trust
Series 2014-1A
2.898% due 10/15/19 (Þ) 1,415 1,415
Sempra Energy
2.400% due 02/01/20 669 668
Sherwin-Williams Co. (The)
2.250% due 05/15/20 1,000 999
Total Capital International SA
4.450% due 06/24/20 1,165 1,187
U.S. Cash Management Fund(@) 18,028,434(∞) 18,036
United States Treasury Bills
2.421% due 08/08/19 (§)(ç)(ž) 1,410 1,409
United States Treasury Notes
1.000% due 11/30/19 10,135 10,095
Volkswagen Group of America Finance
LLC
2.450% due 11/20/19 (Þ) 665 665
Total Short-Term Investments
(cost $53,063) 53,063
Total Investments 100.2%
(identified cost $528,489) 531,308
Other Assets and Liabilities,
Net - (0.2%)
(1,030)
Net Assets - 100.0%
530,278

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
19.0%
A10 Securitization LLC 11/20/18 160,371 99.38 159
160
AIG Global Funding 09/29/16 490,000 99.92 490
485
ALG Student Loan Trust I 03/16/18 416,000 99.71 415
416
Alimentation Couche-Tard, Inc. 06/26/19 445,000 100.12 446
445
Apidos CLO XXI 05/24/19 300,000 100.02 300
300
Ascentium Equipment Receivables LLC 04/18/18 1,265,000 100.00 1,265
1,276
Athene Global Funding 06/12/19 185,000 100.70 186
187
Aventura Mall Trust 01/17/18 1,710,000 101.92 1,743
1,729
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 301
311
Avis Budget Rental Car Funding  LLC 06/28/19 300,000 100.24 301
300
Avis Budget Rental Car Funding LLC 02/04/19 1,680,000 99.99 1,680
1,717
Axis Bank, Ltd. 06/26/19 445,000 99.72 444
443
Bank of the West Auto Trust 10/03/17 39,809 99.94 40
40
Bank of the West Auto Trust 10/31/18 1,435,000 99.99 1,435
1,450
Bank of the West Auto Trust 06/17/19 1,460,000 99.99 1,460
1,459
Bank of The West Auto Trust 05/07/19 1,045,000 99.38 1,038
1,041
Barclays Commercial Mortgage Securities LLC 07/19/18 895,000 100.00 895
896
Barings BDC Static CLO, Ltd. 04/29/19 419,178 100.00 419
419
Bayer US Finance II LLC 06/19/18 365,000 100.18 366
370
Bayer US Finance LLC 06/25/19 432,000 100.67 435
435
BBVA Bancomer SA 09/24/18 418,000 104.78 438
438
BCAP LLC Trust 11/26/13 260,236 101.65 265
265
BCAP LLC Trust 03/10/14 44,043 101.91 45
44
Bemis Co., Inc. 01/18/18 330,000 100.00 330
330
BMW US Capital LLC 03/14/19 1,225,000 98.54 1,207
1,215
Bristol-Myers Squibb 05/07/19 280,000 99.63 279
287
Broadcom, Inc. 03/29/19 575,000 99.90 574
578
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
386
Canadian Oil Sands, Ltd. 04/25/16 500,000 99.61 498
517
Cantor Fitzgerald, LP 04/24/19 280,000 99.72 279
292
Carlyle Global Market Strategies CLO, Ltd. 06/07/19 763,345 99.82 762
762
Cencosud SA 06/24/19 435,000 104.46 454
454
CG-CCRE Commercial Mortgage Trust 06/09/17 427,839 100.22 429
428
Chesapeake Funding II LLC 03/20/19 973,608 99.99 973
984
Chesapeake Funding II, LLC 06/10/19 2,772,854 99.58 2,761
2,765
Cigna Corp. 09/06/18 2,235,000 100.00 2,235
2,273
Cigna Corp. 09/06/18 555,000 99.95 555
559
Commerzbank AG 06/17/19 371,000 115.55 429
429
Commonbond Student Loan Trust 07/27/18 1,502,645 101.40 1,524
1,539
CORE Mortgage Trust 03/01/19 500,000 100.00 500
501
Cox Communications, Inc. 07/24/17 340,000 97.88 333
347
Credit Agricole SA 12/14/16 1,530,000 100.20 1,533
1,540
Credit Suisse Commercial Mortgage Trust 03/27/19 750,000 100.74 756
752
Credit Suisse Mortgage Capital Certificates 05/28/19 440,000 100.00 440
441
Daimler Finance NA LLC 05/02/17 1,700,000 99.97 1,699
1,695
Daimler Finance NA LLC 02/19/19 2,565,000 99.87 2,562
2,614
Daimler Finance NA LLC 06/24/19 440,000 101.41 446
446
Daimler Trucks Retail Trust 03/20/18 87,898 100.00 88
88
Danske Bank A/S 01/11/19 430,000 104.46 449
451
DBCCRE Mortgage Trust 03/07/19 365,000 103.52 378
387
Dell International LLC / EMC Corp. 04/08/19 710,000 100.18 711
731
Deutsche Telekom International Finance BV 03/28/18 2,355,000 100.76 2,371
2,374
DNB Bank ASA 04/01/19 450,000 99.76 449
448
DRB Prime Student Loan Trust 06/10/19 728,385 101.52 739
738
Drive Auto Receivables Trust 12/20/18 803,924 100.30 806
805
Earnest Student Loan Program LLC 02/22/17 646,666 101.47 656
650
Earnest Student Loan Program LLC 06/22/18 442,945 98.48 436
443
Enel Finance International NV 06/25/19 434,000 100.72 437
437
ERAC USA Finance LLC 05/31/17 415,000 100.13 416
416
Exeter Automobile Receivables Trust 01/22/19 891,975 100.00 892
894
FDIC Trust 07/28/10 90,091 100.49 91
90
FDIC Trust 07/27/11 62,015 99.91 62
62
Finance of America Structured Trust 01/22/19 200,000 97.86 196
201
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.98 800
814
Foursight Capital Automobile Receivables Trust 09/26/18 756,183 99.61 753
755
Foursight Capital Automobile Receivables Trust 10/15/18 1,519,000 99.67 1,514
1,526
Freddie Mac Mortgage Trust 04/13/18 225,000 101.52 228
229

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
FREMF Mortgage Trust 05/28/19 500,000 102.14 511
508
FWD Securitization Trust 06/28/19 805,000 99.99 805
804
Galton Funding Mortgage Trust 01/25/18 550,729 100.89 556
554
Gruposura Finance 06/26/19 415,000 104.76 435
434
GS Mortgage Securities Corp. II 04/11/18 985,000 102.97 1,014
995
GS Mortgage Securities Trust 09/11/18 1,010,000 104.39 1,054
1,065
GSMPS Mortgage Loan Trust 03/09/10 19,561 95.66 19
20
GSMPS Mortgage Loan Trust 03/09/10 2,946 95.69 3
3
Hertz Fleet Lease Funding, LP 04/18/17 1,965,000 99.98 1,965
1,965
Hertz Fleet Lease Funding, LP 03/16/18 2,464,465 99.48 2,452
2,465
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
492
Hertz Fleet Lease Funding, LP 05/15/19 450,000 99.99 450
453
Hertz Vehicle Financing II, LP 01/29/19 765,000 99.98 765
782
Hertz Vehicle Financing LLC 01/09/19 990,000 99.46 985
991
Hertz Vehicle Financing LLC 02/05/19 810,000 99.40 805
811
Hilton Grand Vacations Trust 02/22/17 673,037 99.99 673
675
Hilton Grand Vacations Trust 05/29/19 148,109 99.03 147
147
Jackson National Life Global Funding 06/06/18 1,005,000 99.90 1,004
1,022
Jackson National Life Global Funding 01/29/19 795,000 99.92 794
810
JFIN CLO, Ltd. 06/04/19 172,032 100.05 172
172
JPMorgan Chase Commercial Mortgage Securities Trust 01/26/18 900,000 101.99 918
931
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/19 96,909 100.03 97
97
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
941
Kraft Heinz Foods Co. 10/07/15 685,000 102.86 705
707
L3Harris Technologies, Inc. 07/09/19 770,000 103.06 794
793
Land O' Lakes, Inc. 06/22/16 485,000 107.42 521
505
LCM Ltd Partnership 07/19/19 875,000 100.00 875
875
Lukoil International Finance BV 03/22/17 430,000 104.00 447
448
Metropolitan Life Global Funding I 01/08/19 1,030,000 99.99 1,030
1,055
Mill City Mortgage Trust 03/21/19 568,794 99.60 566
571
Mitsubishi UFJ Trust & Banking Corp. 06/24/19 440,000 100.40 442
441
Mondelez International Holdings Netherlands BV 09/18/18 449,000 99.05 445
445
Morgan Stanley Dean Witter Capital I Trust 10/30/18 396,639 105.20 417
415
MSDWMC Owner Trust 12/01/16 64,069 103.48 66
64
Nationstar HECM Loan Trust 03/08/18 905,000 99.77 903
909
Navient Private Education Loan Trust 01/26/18 953,605 100.16 955
954
Nestle Holdings, Inc. 03/04/19 425,000 102.17 434
433
New Gold, Inc. 05/01/18 360,000 88.88 320
344
New York Life Global Funding 09/07/16 1,540,000 99.92 1,539
1,522
Nissan Motor Acceptance Corp. 07/26/19 440,000 100.74 443
443
Ocean Trails CLO IV 06/04/19 491,465 100.06 492
492
Orange Lake Timeshare Trust 02/13/18 683,023 99.49 680
691
Orange Lake Timeshare Trust 05/21/19 1,059,536 100.48 1,065
1,070
POSCO 06/25/19 456,000 102.27 466
465
PPL WEM Holdings PLC 07/29/19 427,000 103.49 442
442
Prestige Auto Receivables Trust 09/20/18 1,295,000 99.05 1,283
1,293
Protective Life Global Funding 04/08/19 1,175,000 100.00 1,175
1,204
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.94 1,764
1,761
Reliance Holdings USA, Inc. 06/24/19 420,000 106.11 446
446
Saudi Arabian Oil Co. 04/09/19 480,000 99.19 476
484
SBA Tower Trust 10/07/14 1,415,000 100.00 1,415
1,415
Schlumberger Holdings Corp. 06/24/19 445,000 100.91 449
448
Siemens Financieringsmaatschappij NV 06/25/19 429,000 101.23 434
434
Sky, Ltd. 12/12/18 380,000 98.73 375
403
SLM Private Education Loan Trust 09/27/12 190,852 104.43 199
192
SoFi Consumer Loan Program LLC 01/30/18 139,321 99.99 139
139
SoFi Consumer Loan Program LLC 11/07/18 71,093 99.67 71
71
SoFi Consumer Loan Program Trust 04/10/18 595,936 99.94 596
596
SoFi Consumer Loan Program Trust 06/21/18 180,930 99.26 180
181
SoFi Consumer Loan Program Trust 07/31/18 325,032 100.00 325
326
SoFi Consumer Loan Program Trust 05/21/19 1,756,359 99.99 1,756
1,762
SoFi Professional Loan Program LLC 04/26/16 609,355 100.11 610
609
SoFi Professional Loan Program LLC 06/22/17 582,510 100.12 583
583
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 821,250 99.45 817
825
Takeda Pharmaceutical Co., Ltd. 11/19/18 730,000 99.96 730
780
Towd Point Mortgage Trust 02/19/19 1,183,752 100.27 1,187
1,193
Towd Point Mortgage Trust 07/01/19 209,865 101.43 213
212

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
UBS AG 11/27/17 880,000 99.96 880
881
Verizon Communications, Inc. 09/05/18 993,000 101.90 1,012
1,077
Volkswagen Group of America Finance LLC 12/21/16 665,000 99.97 665
665
Walt Disney Co. (The) 03/15/19 1,140,000 103.58 1,181
1,208
Walt Disney Co. (The) 06/25/19 424,000 102.50 435
433
Westlake Automobile Receivables Trust 01/17/18 325,146 99.93 325
325
Wheels SPV LLC 07/17/17 203,484 100.00 203
203
100,669
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Access Group, Inc. USD 3 Month LIBOR 0.300
ALG Student Loan Trust I USD 3 Month LIBOR 0.150
Apidos CLO XXI USD 3 Month LIBOR 0.930
B.A.T. Capital Corp. USD 3 Month LIBOR 0.590
Bank of America Corp. USD 3 Month LIBOR 0.370
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.660
Barclays Bank PLC USD 3 Month LIBOR 0.460
Barclays Commercial Mortgage Securities LLC USD 1 Month LIBOR 1.000
Barings BDC Static CLO, Ltd. USD 3 Month LIBOR 1.020
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.070
Capital One Financial Corp. USD 3 Month LIBOR 0.720
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 0.780
CG-CCRE Commercial Mortgage Trust USD 1 Month LIBOR 1.854
Citibank NA USD 3 Month LIBOR 0.596
Citigroup, Inc. USD 3 Month LIBOR 1.070
CORE Mortgage Trust USD 1 Month LIBOR 0.880
Credit Agricole SA USD 3 Month LIBOR 0.970
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 0.980
CVS Health Corp. USD 3 Month LIBOR 0.720
Earnest Student Loan Program LLC USD 1 Month LIBOR 1.400
Fannie Mae USD 12 Month LIBOR 1.605
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Ford Motor Credit Co. LLC USD 3 Month LIBOR 0.810
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.670
Freddie Mac Structured Pass-Through Certificates USD 1 Month LIBOR 0.040
FRESB Multifamily Mortgage Pass-Through Certificates USD 1 Month LIBOR 2.370
Ginnie Mae USD 1 Month LIBOR 0.200
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.000
International Business Machines Corp. USD 3 Month LIBOR 0.580
JFIN CLO, Ltd. USD 3 Month LIBOR 1.170
JPMorgan Chase & Co. USD 3 Month LIBOR 1.480
JPMorgan Chase & Co. USD 3 Month LIBOR 0.695
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.960
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.910
LCM Ltd Partnership USD 3 Month LIBOR 1.140
Morgan Stanley USD 3 Month LIBOR 0.550
MortgageIT Trust USD 1 Month LIBOR 0.640
NCUA Guaranteed Notes Trust USD 1 Month LIBOR 0.450
Ocean Trails CLO IV USD 3 Month LIBOR 0.900
SLM Private Education Loan Trust USD 1 Month LIBOR 3.250
SoFi Professional Loan Program LLC USD 1 Month LIBOR 0.700
South Carolina Student Loan Corp. USD 1 Month LIBOR 1.500
SS&C Technologies Holdings, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.250

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Variable Rate Securities
Securities Referenced Rate Spread %
Sungard Availability Services Capital, Inc. Delayed Draw Term Loan USD 1 Month LIBOR 7.500
Sungard Availability Services Capital, Inc. Term Loan USD 1 Month LIBOR 4.000
Svenska Handelsbanken AB USD 3 Month LIBOR 1.150
Velocity Commercial Capital Loan Trust USD 1 Month LIBOR 1.800
Westinghouse Air Brake Technologies Corp. USD 3 Month LIBOR 1.300
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 128 AUD 18,588 09/19
257
Canada 10 Year Government Bond Futures 59 CAD 8,396 09/19
43
United States 2 Year Treasury Note Futures 500 USD 107,203 09/19
16
United States 5 Year Treasury Note Futures 90 USD 10,580 09/19
(58)
United States 10 Year Treasury Note Futures 194 USD 24,720 09/19
371
Short Positions
Euro-Bund Futures 87 EUR 15,231 09/19
(392)
Japan 10 Year Government Bond Futures 15 JPY 2,307,000 09/19
(48)
United States 2 Year Treasury Note Futures 28 USD 6,003 09/19
18
United States 5 Year Treasury Note Futures 206 USD 24,216 09/19
(63)
United States 10 Year Ultra Treasury Note Futures 43 USD 5,927 09/19
(5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
139
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,235 CAD 2,912 08/22/19 (27)
Bank of America CHF 317 GBP 254 09/18/19 (21)
Bank of America JPY 34,833 GBP 256 09/18/19 (18)
Bank of America SEK 4,280 CHF 450 09/18/19 20
Bank of Montreal GBP 756 CHF 950 09/18/19 76
Bank of Montreal GBP 752 JPY 103,250 09/18/19 71
Brown Brothers Harriman CHF 317 GBP 254 09/18/19 (21)
Brown Brothers Harriman JPY 34,833 GBP 256 09/18/19 (18)
Brown Brothers Harriman SEK 4,279 CHF 450 09/18/19 20
Citigroup GBP 1,406 USD 1,763 08/22/19 51
Citigroup JPY 16,072 USD 149 08/22/19 1
Citigroup NOK 41,864 USD 4,895 08/22/19 165
Commonwealth Bank of Australia USD 1,780 EUR 1,582 08/22/19 (26)
Commonwealth Bank of Australia USD 2,244 NZD 3,338 08/22/19 (51)
Royal Bank of Canada USD 3,074 GBP 2,471 08/22/19 (66)
Royal Bank of Canada USD 4,905 SEK 45,971 08/22/19 (139)
Royal Bank of Canada CHF 317 GBP 254 09/18/19 (21)
Royal Bank of Canada GBP 754 CHF 950 09/18/19 79
Royal Bank of Canada GBP 751 JPY 103,250 09/18/19 75
Royal Bank of Canada JPY 34,833 GBP 256 09/18/19 (18)
Royal Bank of Canada SEK 4,277 CHF 450 09/18/19 20
State Street CHF 7,043 USD 7,149 08/22/19 57
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
209

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Short Duration Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 2,460 5.000%
(2)
06/20/24
169 19 188
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 7,890 1.000%
(2)
06/20/24
167 4 171
Total Open Credit Indices Contracts (å) 336 23 359
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 55,220 $ 201
$ —
$ 55,421
Corporate Bonds and Notes — 228,361 —
—
228,361
International Debt — 52,073 —
—
52,073
Loan Agreements — 718 —
—
718
Mortgage-Backed Securities — 73,673 64
—
73,737
United States Government Treasuries — 67,830 —
—
67,830
Common Stocks — — 105
—
105
Short-Term Investments — 35,027 —
18,036
53,063
Total Investments — 512,902 370 18,036 531,308
Other Financial Instruments
Assets
Futures Contracts 705 — — — 781
Foreign Currency Exchange Contracts — 635 — — 635
Credit Default Swap Contracts — 359 — — 359
Liabilities
Futures Contracts (566) — — — (566)
Foreign Currency Exchange Contracts — (426) — — (426)
Total Other Financial Instruments
*
$ 139 $ 568 $ — $ — $ 707
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 253
Amounts in thousands
Country Exposure
Fair Value
$
Canada ....................................................................................
10,980
Cayman Islands .......................................................................
3,020
Chile .......................................................................................
454
China ......................................................................................
445
Colombia .................................................................................
866
Denmark .................................................................................
750
France .....................................................................................
7,722
Germany .................................................................................
2,036
India .......................................................................................
443
Ireland ....................................................................................
3,795
Japan ......................................................................................
1,669
Luxembourg ............................................................................
2,123
Mexico ....................................................................................
2,750
Netherlands ............................................................................
5,015
Norway ....................................................................................
448
Saudi Arabia ...........................................................................
484
South Korea ............................................................................
465
Spain .......................................................................................
598
Sweden ....................................................................................
3,532
Switzerland .............................................................................
881
United Kingdom ......................................................................
7,460
United States ...........................................................................
475,372
Total Investments .................................................................... 531,308

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.2%
Alabama - 1.1%
Alabama Industrial Development Authority Revenue Bonds(~) 500 6.450 12/01/23 507
County of Jefferson Alabama Sewer Revenue Bonds 500 6.000 10/01/42 591
County of Jefferson Alabama Sewer Revenue Bonds 1,220 7.000 10/01/51 1,488
County of Jefferson Alabama Sewer Revenue Bonds 2,915 6.500 10/01/53 3,492
County of Jefferson Sewer Revenue Bonds(µ) 175 6.750 10/01/23 168
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 578
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 913
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ) 1,000 4.500 05/01/32 1,084
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ) 1,000 5.250 05/01/44 1,109
9,930
Alaska - 0.3%
City of Valdez Alaska Revenue Bonds(~)(Ê) 100 1.570 05/01/31 100
Northern Tobacco Securitization Corp. Revenue Bonds 2,940 5.000 06/01/46 2,944
Northern Tobacco Securitization Corp. Revenue Bonds 600 8.642 06/01/46 63
3,107
Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds 3,380 2.684 01/01/37 3,322
Arizona Industrial Development Authority Revenue Bonds(Þ) 1,500 6.000 07/01/37 1,713
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 227
Arizona Industrial Development Authority Revenue Bonds 280 5.000 05/01/48 316
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 113
Arizona Industrial Development Authority Senior Living Revenue Bonds 110 5.000 01/01/43 123
Arizona Industrial Development Authority Senior Living Revenue Bonds 250 4.500 01/01/49 265
Arizona Industrial Development Authority Senior Living Revenue Bonds 225 5.000 01/01/49 245
Arizona Industrial Development Authority Senior Living Revenue Bonds 125 5.000 01/01/54 139
Arizona Industrial Development Authority Senior Living Revenue Bonds 50 5.125 01/01/54 55
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 25
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 26
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 107
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds(Þ) 800 5.000 07/01/35 857
Industrial Development Authority of the County of Pima (The) Revenue Bonds 250 4.500 06/01/30 265
Industrial Development Authority of the County of Pima (The) Revenue Bonds 800 5.125 12/01/40 820
La Paz County Industrial Development Authority Revenue Bonds(Þ) 250 6.000 08/01/28 255
La Paz County Industrial Development Authority Revenue Bonds(Þ) 1,000 6.250 08/01/40 1,026
Maricopa County Industrial Development Authority Revenue Bonds 685 4.000 01/01/41 749
10,648
California - 13.5%
Alhambra Unified School District General Obligation Unlimited(µ) 1,150 4.220 08/01/37 687
California County Tobacco Securitization Agency Revenue Bonds 470 5.250 06/01/45 470
California County Tobacco Securitization Agency Revenue Bonds 300 5.700 06/01/46 302
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 339
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,176
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 416
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 273
California Municipal Finance Authority Revenue Bonds(Þ) 1,500 5.000 11/01/36 1,720
California Municipal Finance Authority Revenue Bonds 400 5.000 12/31/37 475
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,074
California Municipal Finance Authority Revenue Bonds(Þ) 1,000 5.375 11/01/40 1,148
California Municipal Finance Authority Revenue Bonds 125 5.000 02/01/47 143
California Municipal Finance Authority Revenue Bonds 2,000 5.000 11/01/47 2,197
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/47 5,719
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 119
California Municipal Finance Authority Revenue Bonds(Þ) 1,815 5.000 07/01/49 2,013
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 4,053
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 59
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,091

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Pollution Control Financing Authority Revenue Bonds(Þ) 450 6.750 12/01/28 459
California Pollution Control Financing Authority Revenue Bonds(Þ) 550 5.000 07/01/39 659
California Pollution Control Financing Authority Revenue Bonds(Þ) 2,020 7.500 12/01/40 2,084
California Pollution Control Financing Authority Revenue Bonds(Þ) 2,670 5.000 11/21/45 2,964
California School Finance Authority Revenue Bonds(Þ) 1,000 5.000 07/01/37 1,148
California School Finance Authority Revenue Bonds(Þ) 500 5.000 08/01/45 553
California Statewide Communities Development Authority 50 4.000 09/02/44 54
California Statewide Communities Development Authority 40 5.000 09/02/49 47
California Statewide Communities Development Authority(Þ) 100 5.000 06/01/51 114
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê) 1,070 1.110 05/15/24 1,070
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 524
California Statewide Communities Development Authority Revenue Bonds(Þ) 200 5.000 11/01/32 236
California Statewide Communities Development Authority Revenue Bonds 600 5.000 08/01/37 728
California Statewide Communities Development Authority Revenue Bonds 75 5.000 09/02/39 87
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 176
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 10/01/43 1,064
California Statewide Communities Development Authority Revenue Bonds 50 5.000 09/02/44 58
California Statewide Communities Development Authority Revenue Bonds(Þ) 500 5.750 01/15/45 533
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,600 5.000 12/01/46 2,886
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,583
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/47 175
California Statewide Communities Development Authority Revenue Bonds 80 5.000 09/02/48 92
California Statewide Communities Development Authority Revenue Bonds 125 5.000 05/15/50 145
California Statewide Communities Development Authority Revenue Bonds 665 5.500 12/01/54 740
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,500 5.250 12/01/56 2,802
California Statewide Communities Development Authority Revenue Bonds(Þ) 1,000 5.500 12/01/58 1,163
California Statewide Communities Development Authority Special Tax 500 4.250 09/01/22 536
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ) 200 5.250 07/01/39 230
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ) 250 5.250 07/01/49 284
California Statewide Financing Authority Revenue Bonds 3,175 7.459 06/01/46 532
California Statewide Financing Authority Revenue Bonds 20,000 8.602 06/01/55 993
City of Atwater Wastewater Revenue Bonds(µ) 240 5.000 05/01/43 284
City of Irvine Special Tax(µ) 100 5.000 09/01/51 117
City of Long Beach California Marina System Revenue Bonds 225 5.000 05/15/40 249
City of Long Beach California Marina System Revenue Bonds 1,185 5.000 05/15/45 1,308
City of Oroville Revenue Bonds 100 5.250 04/01/34 121
City of Oroville Revenue Bonds 185 5.250 04/01/39 220
City of Oroville Revenue Bonds 885 5.250 04/01/49 1,034
City of Oroville Revenue Bonds 810 5.250 04/01/54 944
City of Roseville Special Tax 100 5.000 09/01/33 118
Coachella Valley Unified School District General Obligation Unlimited(ž)(µ) 2,500 16.733 08/01/43 1,169
County of El Dorado Special Tax 75 5.000 09/01/44 85
County of El Dorado Special Tax 80 5.000 09/01/49 91
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds 100 5.000 09/01/37 116
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds 340 5.000 09/01/47 388
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 100 6.000 01/15/49 117
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~) 3,375 3.950 01/15/53 3,554
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,462
Golden State Tobacco Securitization Corp. General Obligation Unlimited 150 5.000 06/01/40 174
Golden State Tobacco Securitization Corp. Revenue Bonds 1,995 5.300 06/01/37 2,056
Golden State Tobacco Securitization Corp. Revenue Bonds 3,395 5.000 06/01/45 3,908
Golden State Tobacco Securitization Corp. Revenue Bonds 5,110 5.000 06/01/47 5,160
Golden State Tobacco Securitization Corp. Revenue Bonds 270 5.250 06/01/47 275
Golden State Tobacco Securitization Corp. Revenue Bonds 200 8.205 06/01/47 32
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 10.494 06/01/47 1,580

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Inland Empire Tobacco Securitization Authority Revenue Bonds 125 3.678 06/01/38 129
Irvine Unified School District Special Tax Bonds 70 5.000 09/01/47 80
Irvine Unified School District Special Tax Bonds 75 5.000 03/01/57 85
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,140
Los Angeles Department of Water Revenue Bonds(~)(Ê) 2,000 1.450 07/01/45 2,000
M-S-R Energy Authority Revenue Bonds 2,650 6.500 11/01/39 4,029
Natomas Unified School District General Obligation Unlimited(µ) 425 4.000 08/01/42 460
Northern California Gas Authority No. 1 Revenue Bonds 1,525 2.594 07/01/27 1,505
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 116
Oxnard School District General Obligation Unlimited(~)(µ) 465 4.000 08/01/21 496
Palomar Health Revenue Bonds(µ) 2,165 5.000 11/01/47 2,531
Regents of the University of California Medical Center Pooled Revenue Bonds(µ) 1,575 2.468 05/15/37 1,542
Regents of the University of California Medical Center Pooled Revenue Bonds(µ) 1,000 2.538 05/15/43 943
Regents of the University of California Medical Center Pooled Revenue Bonds(~)(Ê) 8,500 1.430 05/15/48 8,500
River Islands Public Financing Authority Special Tax 150 5.375 09/01/31 162
River Islands Public Financing Authority Special Tax 100 5.250 09/01/34 108
River Islands Public Financing Authority Special Tax 940 5.500 09/01/45 1,017
Riverside County Public Financing Authority Tax Allocation(µ) 150 4.000 10/01/40 164
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 300 4.000 10/01/39 329
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 125 4.000 10/01/40 136
Sacramento Airport System Revenue Bonds 190 5.000 07/01/39 229
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ) 1,765 2.290 12/01/35 1,749
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,584
San Francisco City & County Airport Commission - San Francisco International Airport
Revenue Bonds 2,750 5.000 05/01/48 3,241
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,408
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,045 5.000 05/01/44 1,256
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,750 5.000 05/01/49 2,087
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 323
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 386
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,165
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/49 426
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 2,875 5.000 01/15/50 3,223
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,000 8.018 06/01/56 607
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,371
State of California General Obligation Unlimited 230 4.000 04/01/49 255
State of California General Obligation Unlimited 270 5.000 04/01/49 331
Tobacco Securitization Authority of Northern California Revenue Bonds 800 5.500 06/01/45 804
William S Hart Union High School District Special Tax 75 5.000 09/01/47 85
120,757
Colorado - 3.1%
Arista Metropolitan District General Obligation Limited 500 5.125 12/01/48 523
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,988
Belleview Station Metropolitan District No 2 Revenue Bonds 500 4.500 12/01/29 515
BNC Metropolitan District No. 1 General Obligation Unlimited 1,090 7.375 12/15/47 1,119
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited 1,220 5.000 12/01/47 1,272
Canyons Metropolitan District General Obligation Limited 500 6.125 12/01/47 517
City and County of Denver Special Facilities Airport Revenue Bonds 550 5.000 10/01/32 600
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 518
Colorado Health Facilities Authority Revenue Bonds 190 5.000 06/01/47 236
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 38
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 38
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 82
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 511
Copperleaf Metropolitan District No 3 General Obligation Unlimited 500 5.125 12/01/47 517
Cornerstar Metropolitan District General Obligation Unlimited 500 5.250 12/01/47 525

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 230 5.500 12/01/39 230
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 600 5.750 12/01/49 600
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 130 8.000 12/15/49 130
Denver Health & Hospital Authority Certificates of Participation 25 5.000 12/01/32 30
Denver Health & Hospital Authority Certificates of Participation 175 4.000 12/01/38 188
Denver Health & Hospital Authority Certificates of Participation 110 5.000 12/01/48 126
Denver Health & Hospital Authority Revenue Bonds(Þ) 100 5.000 12/01/26 119
Denver Health & Hospital Authority Revenue Bonds(Þ) 220 5.000 12/01/27 266
Denver Health & Hospital Authority Revenue Bonds(Þ) 230 5.000 12/01/28 277
Denver Health & Hospital Authority Revenue Bonds 980 2.859 12/01/33 973
Denver Health & Hospital Authority Revenue Bonds(Þ) 300 5.000 12/01/34 351
Denver Health & Hospital Authority Revenue Bonds(Þ) 200 4.000 12/01/35 215
Denver Health & Hospital Authority Revenue Bonds(Þ) 200 4.000 12/01/36 215
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,649
Denver International Business Center Metropolitan District No 1 General Obligation
Unlimited 300 3.750 12/01/39 304
Denver International Business Center Metropolitan District No 1 General Obligation
Unlimited 350 4.000 12/01/48 357
Denver Urban Renewal Authority Tax Allocation(Þ) 745 5.250 12/01/39 790
Dinosaur Ridge Metropolitan District Revenue Bonds 200 5.000 06/01/49 201
Dominion Water & Sanitation District Revenue Bonds 500 5.250 12/01/27 534
Eaton Area Park & Recreation District General Obligation Limited 725 5.250 12/01/34 765
Eaton Area Park & Recreation District General Obligation Limited 525 5.500 12/01/38 557
Green Gables Metropolitan District No 2 General Obligation Limited 500 5.750 12/01/48 519
High Plains Metropolitan District General Obligation Unlimited(µ) 25 5.000 12/01/35 30
High Plains Metropolitan District General Obligation Unlimited(µ) 250 4.000 12/01/47 266
Lakes at Centerra Metropolitan District No. 2 General Obligation Unlimited 500 5.250 12/01/47 521
North Range  Metropolitan District General Obligation 500 5.750 12/01/47 522
Palisade Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/46 513
Prairie Center Metropolitan District No. 3 Revenue Bonds(Þ) 500 5.000 12/15/41 522
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,115
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 1,100
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited 500 5.125 12/01/47 516
Sterling Hills West Metropolitan District General Obligation Unlimited 100 5.000 12/01/39 114
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 510
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 595
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 513
Village of Southgate Metropolitan District General Obligation Unlimited(Þ) 1,375 5.625 12/01/48 1,408
Westown Metropolitan District General Obligation Unlimited 500 5.000 12/01/47 512
Whispering Pines Metropolitan District No 1 General Obligation Unlimited 500 7.375 12/15/47 511
27,663
Connecticut - 0.8%
City of Hartford General Obligation Unlimited 465 5.000 04/01/26 520
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 195
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,102
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 120
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 119
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,182
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 449
City of West Haven General Obligation Unlimited 350 5.000 11/01/37 385
Mohegan Tribal Finance Authority Revenue Bonds(Þ) 610 7.000 02/01/45 635
State of Connecticut General Obligation Unlimited 275 5.000 06/15/27 341
State of Connecticut General Obligation Unlimited 120 5.000 06/15/28 151
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 150
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,844
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 31
7,224
Delaware - 0.1%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 246
Delaware State Health Facilities Authority Revenue Bonds 325 4.000 07/01/43 350
596
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 240
District of Columbia Revenue Bonds 145 6.250 10/01/23 153
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,587
District of Columbia Revenue Bonds 750 5.000 07/01/37 807
District of Columbia Revenue Bonds 1,000 6.500 10/01/41 1,045
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 675
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 2,475 5.000 10/01/53 2,643
Metropolitan Washington Airports Authority Revenue Bonds 825 5.000 10/01/43 986
9,136
Florida - 9.4%
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 129
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 161
Avelar Creek Community Development District Special Assessment 100 4.000 05/01/36 108
Aviary at Rutland Ranch Community Development District Special Assestment (Þ) 100 4.500 06/01/39 102
Aviary at Rutland Ranch Community Development District Speicial Assesment (Þ) 100 4.625 06/01/49 102
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 100 5.000 11/01/31 105
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds(Þ) 1,070 5.000 11/01/39 1,122
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 106
Bartram Park Community Development District Special Assessment 755 4.500 05/01/25 787
Bartram Park Community Development District Special Assessment 495 4.250 05/01/29 548
Bartram Park Community Development District Special Assessment 490 4.500 05/01/35 533
Bay Laurel Center Community Development District Special Assessment 100 4.000 05/01/37 106
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 189
Beaumont Community Development District Special Assessment(Þ) 200 6.375 11/01/49 210
Blue Lake Community Development District 100 4.250 06/15/39 101
Blue Lake Community Development District 100 4.500 06/15/49 102
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,672
Bonterra Community Development District Special Assessment 635 5.000 05/01/47 658
Brookstone Community Development District Special Assessment(Þ) 125 3.875 11/01/23 126
Capital Trust Agency, Inc. Revenue Bonds 750 5.875 07/01/54 849
Capital Trust Agency, Inc. Student Housing Revenue Bonds(Þ) 2,700 5.250 12/01/58 2,814
Caribe Palm Community Development District Special Assessment Bonds 94 4.000 05/01/25 105
Caribe Palm Community Development District Special Assessment Bonds 97 4.000 05/01/26 107
Caribe Palm Community Development District Special Assessment Bonds 558 4.250 05/01/31 611
Caribe Palm Community Development District Special Assessment Bonds 545 4.500 05/01/35 600
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 571
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,658
Charlotte County Industrial Development Authority Revenue Bonds(Þ) 250 5.500 10/01/36 266
Charlotte County Industrial Development Authority Revenue Bonds(Þ) 350 5.000 10/01/49 375
City of Atlantic Beach Florida Revenue Bonds 1,000 5.000 11/15/37 1,089
City of Cape Coral Florida Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,083
City of Jacksonville Revenue Bonds(Þ) 250 5.000 06/01/53 270
City of Tampa Florida Revenue Bonds 960 5.000 04/01/45 1,085
Cityplace Community Development District Special Assessment(µ) 1,550 4.562 11/01/25 1,395
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 288
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 296
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 102
Corkscrew Farms Community Development District Special Assessment(Þ) 85 5.000 11/01/38 89
Corkscrew Farms Community Development District Special Assessment(Þ) 170 5.125 11/01/50 178
Coronado Community Development District Special Assessment 25 4.000 05/01/31 27
Coronado Community Development District Special Assessment 44 4.250 05/01/38 47
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 53

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 364
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 138
County of Osceola Florida Revenue Bonds 3,700 6.000 10/01/24 3,353
Davenport Road South Community Development District Special Assessment(Þ) 100 5.000 11/01/38 105
Davenport Road South Community Development District Special Assessment(Þ) 150 5.125 11/01/48 157
Deer Run Community Development District Special Assessment 235 5.400 05/01/39 246
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 210
Downtown Doral South Community Development District Special Assessment(Þ) 500 4.750 12/15/38 525
Durbin Crossing Community Development District Special Assessment(µ) 75 3.750 05/01/34 80
Durbin Crossing Community Development District Special Assessment(µ) 125 4.000 05/01/37 134
East Bonita Beach Road Community Development District Special Assessment(Þ) 625 5.000 11/01/38 649
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 136
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 142
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 150
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 841
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,242
Escambia County Health Facilities Authority Revenue Bonds 1,000 6.000 08/15/36 1,043
Florida Development Finance Corp.(~) (Þ) 175 6.250 01/01/24 170
Florida Development Finance Corp.(~)(ae) (Þ) 870 6.375 01/01/26 831
Florida Development Finance Corp.(~) (Þ) 2,450 6.500 01/01/29 2,335
Florida Development Finance Corp.(~)(ae) (Þ) 150 5.000 08/01/22 159
Florida Development Finance Corp.(Þ) 185 5.000 12/15/49 207
Florida Higher Educational Facilities Financial Authority Revenue Bonds 75 5.000 03/01/44 85
Florida Higher Educational Facilities Financial Authority Revenue Bonds 90 5.000 03/01/49 101
Florida Higher Educational Facilities Financial Authority Revenue Bonds(Þ) 1,350 5.000 06/01/48 1,469
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 107
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 49
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 67
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 67
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 798
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 199
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 102
Harmony West Community Development District Special Assessment(Þ) 1,270 5.250 05/01/49 1,329
Hawks Point Community Development District Special Assessment Bonds(Þ) 185 4.250 05/01/35 202
Heights Community Development District County of Hillsborough Special Assessment 150 5.000 01/01/38 157
Heights Community Development District County of Hillsborough Special Assessment 300 5.000 01/01/50 311
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ) 50 3.400 05/01/37 52
Highlands Community Development District Special Assessment 200 4.250 05/01/36 216
Highlands Meadows II Community Development District Special Assessment 420 5.375 11/01/37 446
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 106
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 104
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 159
K-Bar Ranch II Community Development District Special Assessment(Þ) 185 4.500 05/01/38 189
K-Bar Ranch II Community Development District Special Assessment(Þ) 275 4.625 05/01/48 281
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 92
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 544
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 742
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/21 101
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 103
Lakewood Ranch Stewardship District Special Assessment 970 4.875 05/01/35 1,012
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 104
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 5.000 05/01/37 106
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 162
Lakewood Ranch Stewardship District Special Assessment 390 5.125 05/01/46 407

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 5.125 05/01/47 105
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 189
Lakewood Ranch Stewardship District Special Assessment(Þ) 240 5.450 05/01/48 259
Landings at Miami Community Development District Special Assessment(Þ) 100 4.625 11/01/38 102
Landings at Miami Community Development District Special Assessment(Þ) 100 4.750 11/01/48 103
Lee County Industrial Development Authority Revenue Bonds(Þ) 1,640 5.625 12/01/37 1,740
Lucerne Park Community Development District Special Assessment 100 4.625 05/01/39 101
Lucerne Park Community Development District Special Assessment 100 4.750 05/01/50 101
McJunkin Parkland Community Development District Special Assessment(Þ) 200 5.125 11/01/38 211
McJunkin Parkland Community Development District Special Assessment(Þ) 250 5.250 11/01/49 264
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 123
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 572
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 121
Meadow Pointe IV Community Development District Special Assessment 120 3.400 05/01/25 128
Meadow Pointe IV Community Development District Special Assessment 660 4.100 05/01/30 698
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 104
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,515
Miami Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,992
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 432
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,244
Miami-Dade County Educational Facilities Authority Revenue Bonds 580 4.000 04/01/53 622
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,114
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 552
Naples Reserve Community Development District Special Assessment(Þ) 40 5.000 11/01/38 42
Naples Reserve Community Development District Special Assessment(Þ) 190 5.125 11/01/48 198
Oak Creek Community Development District Special Assessment 185 3.750 05/01/24 197
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 205
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 216
Oak Creek Community Development District Special Assessment 1,150 4.450 05/01/31 1,259
Orchid Grove Community Development District Special Assessment 405 3.625 05/01/21 407
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,297
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 375
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 201
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 130
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 271
Parkland Preserve Community Development District Special Assessment 100 5.500 11/01/32 101
Parkland Preserve Community Development District Special Assessment 100 5.250 05/01/39 100
Parkland Preserve Community Development District Special Assessment 150 5.375 05/01/50 150
Parkway Center Community Development District Special Assessment Revenue Bonds 130 4.375 05/01/31 144
Parkway Center Community Development District Special Assessment Revenue Bonds 175 4.700 05/01/49 195
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 200 4.375 05/01/36 221
Pinellas County Health Facilities Authority Revenue Bonds(~)(Ê) 600 0.750 11/01/38 600
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 114
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 565
Randal Park Community Development District Special Assessment Revenue Bonds(Þ) 540 5.050 05/01/39 569
Randal Park Community Development District Special Assessment Revenue Bonds(Þ) 895 5.200 05/01/49 942
Reunion East Community Development District Special Assessment 750 5.000 05/01/25 791
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 791
Reunion East Community Development District Special Assessment 170 6.600 05/01/33 172
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 30
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 86
Rolling Oaks Community Development District Special Assessment(Þ) 100 5.375 11/01/38 107
Rolling Oaks Community Development District Special Assessment(Þ) 200 5.500 11/01/49 214
Shell Point Community Development District Special Assessment(Þ) 100 5.250 11/01/39 105
Shell Point Community Development District Special Assessment(Þ) 175 5.375 11/01/49 183
Sherwood Manor Community Development District Special Assessment(Þ) 200 5.250 11/01/49 209
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 208

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 105
South-Dade Venture Community Development District Special Assessment 1,000 5.125 05/01/33 1,076
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 205
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 153
Talis Park Community Development District Special Assessment 125 4.000 05/01/33 126
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 105
Timber Creek Community Development District Special Assessment(Þ) 1,000 5.000 11/01/48 1,048
Tisons Landing Community Development District Special Assessment 230 3.375 05/01/32 239
Tolomato Community Development District Special Assessment(µ) 200 3.750 05/01/40 210
Tolomato Community Development District Special Assessment(Þ) 100 5.625 05/01/40 106
Toscana Isles Community Development District Special Assessment(Þ) 275 5.375 11/01/48 295
Toscana Isles Community Development District Special Assessment Revenue Bonds 225 5.375 11/01/39 239
Toscana Isles Community Development District Special Assessment Revenue Bonds 250 5.500 11/01/49 267
Touchstone Community Development District Special Assessment(Þ) 100 4.625 06/15/38 103
Touchstone Community Development District Special Assessment(Þ) 100 4.750 06/15/48 103
Town of Davie Educational Facilities Revenue Bonds 700 5.000 04/01/48 810
Towne Park Community Development District Special Assessment(Þ) 60 4.625 05/01/50 60
Triple Creek Community Development District Special Assessment 50 5.250 11/01/27 53
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 88
TSR Community Development District Special Assessment 200 4.750 11/01/47 205
TSR Community Development District Special Assessment 200 5.000 11/01/39 209
TSR Community Development District Special Assessment 485 5.125 11/01/49 508
Two Creeks Community Development District Special Assessment 265 4.200 05/01/26 269
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 106
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 106
Two Lakes Community Development District Special Assessment Bonds(Þ) 290 4.000 12/15/28 297
Two Lakes Community Development District Special Assessment Bonds(Þ) 200 5.000 12/15/47 217
Union Park East Community Development District Special Assessment Bonds(Þ) 500 5.500 11/01/47 530
Venetian Community Development District Special Assessment 295 5.000 05/01/23 306
Ventana Community Development District Special Assessment(Þ) 500 5.000 05/01/38 522
Ventana Community Development District Special Assessment(Þ) 500 5.125 05/01/49 522
Veranda Community Development District II Special Assessment Revenue Bonds 150 5.875 11/01/32 152
Veranda Community Development District II Special Assessment Revenue Bonds 235 5.000 11/01/39 245
Veranda Community Development District II Special Assessment Revenue Bonds 315 5.125 11/01/49 329
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 201
Verano 1 Community Development District Special Assessment 205 4.750 11/01/25 211
Verano 1 Community Development District Special Assessment(Þ) 100 4.000 05/01/31 109
Verano 1 Community Development District Special Assessment 250 5.125 11/01/35 269
Verano 1 Community Development District Special Assessment(Þ) 100 4.000 05/01/37 106
Verano 1 Community Development District Special Assessment 250 5.250 11/01/46 268
Village Community Development District No. 12 Special Assessment(Þ) 700 4.250 05/01/43 735
Village Community Development District No. 12 Special Assessment(Þ) 700 4.375 05/01/50 737
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 104
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 270
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 155
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 162
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 269
Waterset Central Community Development District Special Assessment(Þ) 150 5.125 11/01/38 156
Waterset Central Community Development District Special Assessment(Þ) 150 5.250 11/01/49 156
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 74
West Villages Improvement District Special Assessment 135 4.750 05/01/39 138
West Villages Improvement District Special Assessment 210 5.000 05/01/50 215
Wildblue Community Development District Special Assessment(Þ) 125 4.250 06/15/39 126
Wildblue Community Development District Special Assessment(Þ) 225 4.375 06/15/49 227
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 104
83,708
Georgia - 1.6%
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê) 3,000 0.960 07/01/49 3,000
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,657
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.000 03/01/47 109
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 110
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 410
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 1,958
Marietta Development Authority Revenue Bonds(Þ) 1,000 5.000 11/01/47 1,102
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ) 825 2.474 10/01/24 827
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ) 1,225 2.524 10/01/33 1,163
Municipal Electric Authority of Georgia Revenue Bonds 1,080 5.000 01/01/34 1,248
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,108
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,113
Rockdale County Development Authority Revenue Bonds(Þ) 225 4.000 01/01/38 236
14,041
Guam - 0.9%
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 58
Guam Government Waterworks Authority Revenue Bonds 40 5.000 07/01/35 46
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 92
Guam Government Waterworks Authority Revenue Bonds 60 5.000 07/01/37 69
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,226
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,353
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 232
Territory of Guam Revenue Bonds 500 5.000 12/01/31 566
Territory of Guam Revenue Bonds 1,500 5.000 11/15/35 1,651
Territory of Guam Revenue Bonds 2,000 5.125 01/01/42 2,084
Territory of Guam Revenue Bonds 200 5.000 12/01/46 219
7,596
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds(Þ) 2,210 5.000 01/01/30 2,305
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 630
2,935
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 853
Illinois - 11.7%
Bridgeview Finance Corp Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,272
Chicago Board of Education Capital Improvement Tax Bonds 500 5.750 04/01/35 585
Chicago Board of Education General Obligation Unlimited(µ) 50 Zero coupon 12/01/27 39
Chicago Board of Education General Obligation Unlimited(µ) 500 5.000 12/01/28 609
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/29 1,210
Chicago Board of Education General Obligation Unlimited(µ) 345 5.078 12/01/29 252
Chicago Board of Education General Obligation Unlimited(µ) 50 Zero coupon 12/01/30 35
Chicago Board of Education General Obligation Unlimited(µ) 375 Zero coupon 12/01/31 251
Chicago Board of Education General Obligation Unlimited(µ) 225 5.000 12/01/31 269
Chicago Board of Education General Obligation Unlimited(µ) 250 5.000 12/01/32 298
Chicago Board of Education General Obligation Unlimited 150 5.125 12/01/32 163
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/33 1,187
Chicago Board of Education General Obligation Unlimited 1,200 5.000 12/01/34 1,342
Chicago Board of Education General Obligation Unlimited 100 5.250 12/01/35 109
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 81
Chicago Board of Education General Obligation Unlimited 1,505 5.500 12/01/39 1,573
Chicago Board of Education General Obligation Unlimited 1,100 5.000 12/01/41 1,136
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/42 110
Chicago Board of Education General Obligation Unlimited(Þ) 2,000 7.000 12/01/42 2,502

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,794
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/46 110
Chicago Board of Education General Obligation Unlimited 200 5.000 12/01/46 217
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,746
Chicago Board of Education General Obligation Unlimited(Þ) 1,500 7.000 12/01/46 1,871
Chicago Board of Education Special Tax 3,245 6.000 04/01/46 3,810
Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,070
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,113
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,153
Chicago Sales Tax Revenue Bonds(ae) 1,540 5.000 01/01/22 1,680
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,936
Chicago Wastewater Transmission Revenue Bonds(µ) 75 5.250 01/01/42 88
Chicago Wastewater Transmission Revenue Bonds(µ) 210 4.000 01/01/52 222
City of Chicago General Obligation Unlimited 225 5.000 01/01/27 256
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 560
City of Chicago General Obligation Unlimited 270 4.605 01/01/30 188
City of Chicago General Obligation Unlimited 225 5.000 01/01/31 258
City of Chicago General Obligation Unlimited 235 5.000 01/01/33 245
City of Chicago General Obligation Unlimited 35 5.000 01/01/34 35
City of Chicago General Obligation Unlimited 100 5.250 01/01/35 103
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 182
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,172
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,582
City of Chicago Illinois General Obligation Unlimited(µ) 2,155 5.000 01/01/29 2,163
City of Chicago Illinois General Obligation Unlimited 250 5.500 01/01/31 281
City of Chicago Illinois General Obligation Unlimited 2,025 6.000 01/01/38 2,371
City of Chicago Illinois General Obligation Unlimited 2,465 5.500 01/01/42 2,706
City of Chicago Illinois Revenue Bonds(ae) 3,000 5.250 01/01/22 3,290
City of Chicago Illinois Revenue Bonds(ae) 900 5.000 01/01/25 1,075
City of Chicago Illinois Waterworks Revenue Bonds 100 5.000 11/01/29 118
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,066
Illinois Finance Authority Revenue Bonds 1,000 6.500 10/01/19 1,008
Illinois Finance Authority Revenue Bonds 320 5.000 04/01/36 321
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,487
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,146
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 2,024
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 677
Illinois Finance Authority Revenue Bonds 90 6.000 05/15/39 94
Illinois Finance Authority Revenue Bonds(~) 350 6.750 10/15/40 364
Illinois Finance Authority Revenue Bonds 100 5.100 12/01/43 35
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,121
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 113
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 107
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,651
Illinois Finance Authority Revenue Bonds 100 5.000 12/01/53 95
Illinois Finance Authority Revenue Bonds 150 5.250 12/01/53 53
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 1,113
Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,815
Illinois General Obligation Unlimited 500 5.000 12/01/35 548
Illinois General Obligation Unlimited 240 5.000 05/01/42 264
Illinois General Obligation Unlimited 250 5.000 12/01/42 269
Illinois General Obligation Unlimited 240 5.000 05/01/43 264
Illinois State University Revenue Bonds(µ) 250 5.000 04/01/36 292
Illinois State University Revenue Bonds(µ) 225 5.000 04/01/37 262
Illinois State University Revenue Bonds(µ) 200 5.000 04/01/38 232
Illinois State University Revenue Bonds(µ) 275 5.000 04/01/39 319
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 12/15/28 1,071

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 210 4.341 06/15/30 153
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 5.000 06/15/52 1,730
Metropolitan Pier & Exposition Authority Revenue Bonds 15,600 5.047 12/15/54 3,732
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 1,600 4.752 12/15/56 382
Metropolitan Pier & Exposition Authority Revenue Bonds 5,800 5.068 12/15/56 1,255
Metropolitan Pier & Exposition Authority Revenue Bonds 1,970 5.000 06/15/57 2,172
Springfield Metropolitan Sanitation District General Obligation Limited 1,000 5.750 01/01/53 1,162
State of Illinois General Obligation Unlimited 240 4.000 01/01/21 246
State of Illinois General Obligation Unlimited 255 5.000 08/01/21 269
State of Illinois General Obligation Unlimited 350 5.000 11/01/21 371
State of Illinois General Obligation Unlimited 1,250 5.000 02/01/27 1,428
State of Illinois General Obligation Unlimited 2,475 5.000 11/01/27 2,811
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 437
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 813
State of Illinois General Obligation Unlimited 2,000 5.000 11/01/28 2,259
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,089
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,300
State of Illinois General Obligation Unlimited(µ) 875 4.000 02/01/30 955
State of Illinois General Obligation Unlimited(µ) 265 4.000 02/01/31 288
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,322
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,131
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,063
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,817
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,961
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 99
104,482
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,142
Indiana Finance Authority Revenue Bonds 405 5.500 08/15/45 419
Indiana Municipal Power Agency Revenue Bonds 250 5.000 01/01/42 291
2,852
Iowa - 0.3%
City of Coralville Revenue Bonds 1,070 4.000 05/01/31 1,041
Iowa Finance Authority Revenue Bonds 220 3.125 12/01/22 223
Iowa Tobacco Settlement Authority Revenue Bonds 160 5.375 06/01/38 160
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,425
2,849
Kansas - 0.1%
Wyandotte County City Unified Government Revenue Bonds 490 4.500 06/01/40 506
Kentucky - 1.2%
County of Ohio Kentucky Revenue Bonds 2,005 6.000 07/15/31 2,055
Kentucky Asset / Liability Commission Revenue Bonds(µ) 1,410 2.363 11/01/27 1,389
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 150 4.000 06/01/37 161
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,685
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 100 4.000 12/01/41 108
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 100 4.000 06/01/45 106
Kentucky Public Energy Authority Natural Gas Revenue Bonds(~)(ae) 2,275 4.000 06/01/25 2,521
Kentucky Public Energy Authority Revenue Bonds(~)(ae) 2,275 4.000 06/01/25 2,519
10,544
Louisiana - 2.5%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 148
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 145
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 6,000 1.210 08/01/35 6,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 9,300 1.210 12/01/40 9,300
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 80 5.000 10/01/39 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 150 4.000 10/01/41 161
Louisiana Public Facilities Authority Revenue Bonds(~) 530 1.500 04/02/23 530
Louisiana Public Facilities Authority Revenue Bonds 400 3.375 09/01/28 406
Louisiana Public Facilities Authority Revenue Bonds 375 3.500 06/01/30 381
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 671
Louisiana Public Facilities Authority Revenue Bonds 750 5.000 05/15/46 858
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,223
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 171
Port New Orleans Board of Commissioners Revenue Bonds(µ) 1,000 5.000 04/01/48 1,177
22,265
Maine - 0.3%
Maine Health & Higher Education Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,169
Maine Health & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/43 590
2,759
Maryland - 1.1%
Baltimore Convention Center Hotel Revenue Bonds 2,600 5.000 09/01/39 2,984
Baltimore Research Park Project Revenue Bonds 150 5.000 09/01/38 163
County of Frederick Educational Facilities Revenue Bonds(Þ) 2,705 5.000 09/01/45 2,993
County of Prince George's Special Obligation Tax Allocation(Þ) 115 5.250 07/01/48 126
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 140
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 235
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,415
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê) 400 1.480 04/01/35 400
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 676
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,122
10,254
Massachusetts - 1.5%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,674
Commonwealth of Massachusetts General Obligation Unlimited(µ) 790 2.403 05/01/37 774
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,521
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,816
Massachusetts Development Finance Agency Revenue Bonds(Þ) 1,250 5.000 10/01/37 1,385
Massachusetts Development Finance Agency Revenue Bonds(Þ) 100 5.000 11/15/38 109
Massachusetts Development Finance Agency Revenue Bonds 1,670 5.000 07/01/44 1,860
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 09/01/45 1,594
Massachusetts Development Finance Agency Revenue Bonds 335 5.000 07/01/46 380
Massachusetts Development Finance Agency Revenue Bonds(Þ) 150 5.125 11/15/46 164
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 01/01/47 2,273
13,550
Michigan - 2.6%
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,133
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,109
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ) 500 5.000 07/01/39 542
City of Detroit Michigan Sewage Disposal System Revenue Bonds 2,010 5.250 07/01/39 2,186
City of Detroit Michigan Water Supply System Revenue Bonds 200 5.000 07/01/36 210
City of Detroit Michigan Water Supply System Revenue Bonds 1,370 5.000 07/01/41 1,436
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 1,000 5.000 07/01/48 1,101
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 87
Michigan Finance Authority Revenue Bonds 2,185 5.000 02/01/37 2,354
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,064
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 348
Michigan Finance Authority Revenue Bonds(µ) 1,000 5.000 07/01/36 1,132
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,903
Michigan Finance Authority Revenue Bonds 250 5.000 11/15/48 299
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 350
Michigan Strategic Fund Revenue Bonds(µ) 435 4.500 06/30/48 480
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,502

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Tobacco Settlement Finance Authority Revenue Bonds 140 5.125 06/01/22 140
Michigan Tobacco Settlement Finance Authority Revenue Bonds 2,560 6.000 06/01/34 2,574
Michigan Tobacco Settlement Finance Authority Revenue Bonds 5,500 8.694 06/01/52 285
Michigan Tobacco Settlement Finance Authority Revenue Bonds 23,650 9.111 06/01/52 1,253
23,488
Minnesota - 2.0%
City of Blaine Minnesota Revenue Bonds 1,400 6.125 07/01/45 1,426
City of Crookston Revenue Bonds 2,000 5.000 05/01/44 2,154
City of Forest Lake Charter School L:ease Revenue Bonds 500 5.250 08/01/43 547
City of Ham Lake Minnesota Revenue Bonds 2,000 5.000 11/01/36 2,139
City of Minneapolis Charter Lease Revenue Bonds(Þ) 1,400 5.000 12/01/32 1,454
City of St. Cloud  Revenue Bonds 325 5.000 05/01/48 390
City of St. Cloud  Revenue Bonds 125 4.000 05/01/49 136
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 200 4.250 02/15/48 219
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 2,500 5.000 02/15/48 2,912
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 1,425 5.250 02/15/53 1,678
Duluth Economic Development Authority Revenue Bonds 1,000 5.625 12/01/55 1,067
Duluth Independent School District No 709 Certificate Participation 35 3.250 03/01/25 36
Duluth Independent School District No 709 Certificate Participation 40 4.000 03/01/26 43
Duluth Independent School District No 709 Certificate Participation 45 4.000 03/01/29 48
Duluth Independent School District No 709 Certificate Participation 75 4.000 03/01/32 80
Duluth Independent School District No 709 Certificate Participation 40 4.200 03/01/34 42
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds 350 6.000 09/01/51 389
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,000 5.250 11/15/20 2,104
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ) 140 5.250 07/01/33 151
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ) 230 5.500 07/01/38 248
State of Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 113
17,376
Mississippi - 0.0%
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 100 1.540 12/01/30 100
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 135 5.500 06/01/29 135
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 85
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,560 5.000 05/01/40 1,663
I-470 Western Gateway Transportation Development District Revenue Bonds(Þ) 250 5.250 12/01/48 258
Industrial Development Authority of the City of St. Louis Revenue Bonds 100 4.750 11/15/47 106
Kansas City Land Clearance Redevelopment Authority Tax Allocation(Þ) 1,500 5.000 02/01/40 1,632
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 181
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 151
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 702
St. Louis Land Clearance for Redevelopment Authority 1,000 4.000 06/01/41 1,027
5,940
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,714
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,167
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 50
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 281
Las Vegas Special Improvement District 607 Special Assessment 200 5.000 06/01/24 218
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.250 06/01/37 25
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 25
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 25
Nevada Department of Business & Industry Revenue Bonds(Þ) 1,100 5.000 07/15/37 1,181
2,972
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(ae) 1,000 2.280 10/01/21 998

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 10/01/36 551
New Hampshire Health and Education Facilities Authority Revenue Bonds 350 5.000 08/01/32 416
New Hampshire Health and Education Facilities Authority Revenue Bonds 370 5.000 08/01/33 439
New Hampshire Health and Education Facilities Authority Revenue Bonds 390 5.000 08/01/34 461
New Hampshire Health and Education Facilities Authority Revenue Bonds 415 5.000 08/01/35 489
New Hampshire Health and Education Facilities Authority Revenue Bonds 430 5.000 08/01/36 505
New Hampshire Health and Education Facilities Authority Revenue Bonds 455 5.000 08/01/37 532
New Hampshire Health and Education Facilities Authority Revenue Bonds 480 5.000 08/01/38 559
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 08/01/39 581
New Hampshire Health and Education Facilities Authority Revenue Bonds 525 5.000 08/01/40 609
6,140
New Jersey - 4.7%
City of Atlantic City General Obligation Unlimited(µ) 25 5.000 03/01/32 30
City of Atlantic City General Obligation Unlimited(µ) 35 5.000 03/01/37 41
City of Atlantic City General Obligation Unlimited(µ) 45 5.000 03/01/42 52
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 538
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 565
New Jersey Economic Development Authority Revenue Bonds 1,900 5.000 07/01/38 2,012
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 559
New Jersey Economic Development Authority Revenue Bonds(µ) 200 5.000 06/01/42 232
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 717
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,677
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 110
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,108
New Jersey Economic Development Authority Revenue Bonds 675 5.000 10/01/47 756
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,339
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 1,060
New Jersey Health Care Facilities Financing Authority Revenue Bonds 100 5.000 07/01/30 117
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 300 4.125 07/01/38 319
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 150 5.000 07/01/46 169
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,173
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 450
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 621
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 2,160 4.168 12/15/30 1,572
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 338
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 406
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 523
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 500 3.965 12/15/33 328
New Jersey Transportation Trust Fund Authority Revenue Bonds 730 4.465 12/15/33 465
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 530
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 61
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 975 4.823 12/15/34 613
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 431
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 4,825 5.130 12/15/35 2,862
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 321
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 125 4.342 12/15/36 71
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,100
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 534
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.649 12/15/37 268
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 739
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 346
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,735 4.680 12/15/38 2,424
New Jersey Transportation Trust Fund Authority Revenue Bonds 400 5.500 06/15/41 422
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,060 5.000 06/15/42 1,124
New Jersey Turnpike Authority Revenue Bonds 1,750 4.000 01/01/48 1,929
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,896
South Jersey Port Corp. Revenue Bonds 1,450 5.000 01/01/48 1,635

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Jersey Port Corp. Revenue Bonds 2,000 5.000 01/01/49 2,282
South Jersey Transportation Authority LLC Revenue Bonds 315 5.000 11/01/26 364
South Jersey Transportation Authority LLC Revenue Bonds 1,945 5.000 11/01/39 2,167
Tobacco Settlement Financing Corp. Revenue Bonds 1,190 5.000 06/01/46 1,303
41,699
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds 100 6.250 06/01/40 104
New York - 3.1%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ) 30 3.000 07/15/43 30
County of Chautauqua Industrial Development Agency Revenue Bonds 650 5.875 04/01/42 661
Dutchess County Industrial Development Agency Revenue Bonds 1,200 4.500 08/01/36 1,200
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 30
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 41
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 41
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 35
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 23
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 1,078
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 623
New York City Industrial Development Agency Revenue Bonds(µ) 2,175 5.000 01/01/39 2,214
New York City Water & Sewer System Revenue Bonds 1,975 4.000 06/15/40 2,225
New York Liberty Development Corp. Revenue Bonds(Þ) 500 5.000 11/15/44 549
New York Liberty Development Corp. Revenue Bonds(Þ) 1,500 7.250 11/15/44 1,790
New York State Dormitory Authority Revenue Bonds(Þ) 900 5.000 12/01/29 1,076
New York State Dormitory Authority Revenue Bonds(Þ) 400 5.000 12/01/35 452
New York Transportation Development Corp. Revenue Bonds 500 5.000 08/01/26 529
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,396
New York Transportation Development Corp. Revenue Bonds(µ) 1,000 4.000 07/01/46 1,050
New York Transportation Development Corp. Revenue Bonds 475 5.000 07/01/46 524
New York Transportation Development Corp. Revenue Bonds 3,175 5.250 01/01/50 3,528
New York Transportation Development Corp. Revenue Bonds(µ) 300 4.000 01/01/51 314
New York Transportation Development Facilities Revenue Bonds 275 5.000 01/01/33 327
New York Transportation Development Facilities Revenue Bonds 200 5.000 01/01/34 237
New York Transportation Development Facilities Revenue Bonds 1,825 4.000 01/01/36 1,967
New York Transportation Development Facilities Revenue Bonds 375 5.000 01/01/36 442
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,350 6.625 06/01/44 2,473
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/45 2,413
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 140
27,658
North Carolina - 0.3%
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,790
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,127
2,917
North Dakota - 0.5%
County of Burleigh North Dakota Revenue Bonds 705 5.200 04/15/46 732
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,139
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,804
4,675
Ohio - 5.5%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,492
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 4,345 5.125 06/01/24 4,257
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,550 5.375 06/01/24 1,531
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,965 5.875 06/01/30 3,909
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,045 5.750 06/01/34 2,966
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,660 5.875 06/01/47 3,591
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 12,950 9.718 06/01/47 765
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 41,295 10.920 06/01/52 1,386

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 110
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 163
Columbus-Franklin County Finance Authority Revenue Bonds 1,525 4.000 11/15/38 1,574
County of Cuyahoga Hospital Revenue Bonds 2,140 5.000 02/15/42 2,400
County of Lucas Hospital Revenue Bonds 1,650 5.250 11/15/48 1,953
County of Montgomery Ohio Revenue Bonds(Ê) 8,115 1.250 11/15/39 8,115
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,131
Cuyahoga County Hospital Revenue Bonds 2,000 5.250 02/15/47 2,280
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 2,211
Ohio Air Quality Development Authority Revenue Bonds(Þ) 100 3.750 01/15/28 107
Ohio Air Quality Development Authority Revenue Bonds(Þ) 120 4.250 01/15/38 128
Ohio Air Quality Development Authority Revenue Bonds(Þ) 1,190 4.500 01/15/48 1,270
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,494
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,620
Toledo-Lucas Port Authority Revenue Bonds 925 5.000 07/01/39 996
49,449
Oklahoma - 1.1%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,735
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 1,343
Oklahoma Development Finance Authority Revenue Bonds(µ) 500 4.000 08/15/52 541
Oklahoma Development Finance Authority Revenue Bonds 2,500 5.500 08/15/52 2,975
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 435
Oklahoma Development Finance Authority Revenue Bonds 500 5.500 08/15/57 593
Tulsa Airports Improvement Trust Revenue Bonds(~)(ae) 1,000 5.000 06/01/25 1,120
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,141
9,883
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds 1,000 5.000 08/01/41 1,132
Oregon State Facilities Authority Revenue Bonds(Þ) 1,000 5.000 10/01/36 1,050
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,838
Oregon State Facilities Authority Revenue Bonds 500 5.000 10/01/46 558
Oregon State Facilities Authority Revenue Bonds(Þ) 1,000 5.000 10/01/48 1,038
6,616
Pennsylvania - 5.6%
Allegheny County Hospital Development Authority Revenue Bonds 1,765 4.000 04/01/44 1,886
Allentown Development Authority Tax Revenue Bonds(Þ) 1,000 5.000 05/01/33 1,148
Allentown Development Authority Tax Revenue Bonds(Þ) 250 5.000 05/01/42 277
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 1,000 5.000 05/01/28 1,111
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 500 5.000 05/01/32 568
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 4,250 5.000 05/01/42 4,622
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 112
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 867
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 689
Chester County Health & Education Facilities Authority Revenue Bonds 205 4.250 11/01/32 208
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 2,127
City of Erie Higher Education Building Authority Revenue Bonds 2,065 5.000 09/15/33 2,161
City of Harrisburg Pennsylvania General Obligation Unlimited(µ) 285 4.697 09/15/22 248
City of Scranton General Obligation Unlimited(Þ) 1,275 5.000 09/01/28 1,474
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 258
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/34 121
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/35 120
Commonwealth Financing Authority Revenue Bonds(µ) 1,525 4.000 06/01/39 1,672
Dauphin County General Authority Revenue Bonds(Þ) 1,000 5.125 10/15/41 1,084
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 629
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 110
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 109
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 163
Geisinger Authority Revenue Bonds 100 2.603 05/01/37 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 83
General Authority of Southcentral Pennsylvania Revenue Bonds 125 5.000 06/01/44 151
General Authority of Southcentral Pennsylvania Revenue Bonds(Þ) 1,765 6.500 07/15/48 1,996
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 585
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 567
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,095
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 1,084
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,456
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,649
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,771
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,895
Northampton County General Purpose Authority Revenue Bonds 1,000 5.000 10/01/36 1,131
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 64
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 87
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae) 2,000 5.000 09/01/20 2,043
Pennsylvania Economic Development Financing Authority Revenue Bonds(Þ) 375 5.750 06/01/36 396
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,403
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 355 6.250 09/01/33 396
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 1,031
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,430
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,609
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,163
Philadelphia Authority Industrial Development Revenue Bonds(Þ) 1,500 5.000 03/15/45 1,579
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 103
Scranton School District General Obligation Unlimited(µ) 2,000 4.250 06/01/37 2,181
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 228
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 280
50,316
Puerto Rico - 7.2%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds 3,000 5.625 05/15/43 3,057
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 110 5.000 07/01/21 81
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 320 5.250 07/01/24 338
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 100 5.000 07/01/31 102
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 130 5.125 07/01/31 96
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 1,375 5.000 07/01/35 1,361
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 3,695 8.000 07/01/35 2,014
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 225 6.000 07/01/40 162
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,206 7.500 08/20/40 3,884
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 1,000 5.000 07/01/21 1,013
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ) 265 5.000 07/01/28 272
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 20 5.000 07/01/30 20
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 50 5.000 07/01/33 50
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,220 6.000 07/01/44 2,242
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 150 6.000 07/01/47 154
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 2,100 5.000 07/01/31 2,120
Puerto Rico Electric Power Authority Revenue Bonds(µ) 565 5.000 07/01/22 572
Puerto Rico Electric Power Authority Revenue Bonds 1,685 5.250 07/01/27 1,281
Puerto Rico Electric Power Authority Revenue Bonds 2,275 5.000 07/01/28 1,723
Puerto Rico Electric Power Authority Revenue Bonds(µ) 2,840 2.394 07/01/29 2,805
Puerto Rico Electric Power Authority Revenue Bonds(µ) 355 4.750 07/01/33 355
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 420 5.000 07/01/28 377
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/31 283
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 205 5.000 07/01/32 72
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 525 5.250 07/01/33 581
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/34 287
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 360 5.250 07/01/36 397
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 160 4.750 07/01/38 157

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 7,060 5.250 07/01/38 7,581
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/41 273
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 180 5.000 07/01/42 63
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 2,230 5.500 07/01/23 2,381
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 795 5.500 07/01/25 864
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 55 5.620 07/01/28 36
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 310 5.620 07/01/29 192
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 730 6.302 07/01/35 310
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 125 5.601 07/01/37 48
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 1,500 5.250 07/01/21 1,560
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 490 6.000 07/01/24 507
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 104 Zero coupon 07/01/24 89
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 Zero coupon 07/01/27 302
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 Zero coupon 07/01/29 192
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 Zero coupon 07/01/31 157
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 281 Zero coupon 07/01/33 158
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,247 4.550 07/01/40 5,042
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 482 Zero coupon 08/01/40 277
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 645 Zero coupon 08/01/44 374
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,460 Zero coupon 08/01/45 3,740
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,321 Zero coupon 07/01/46 993
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,176 Zero coupon 07/01/51 368
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,089 4.750 07/01/53 2,041
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,429 5.000 07/01/58 10,402
64,033
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 388
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,254
1,642
South Carolina - 0.9%
South Carolina Jobs - Economic Development Authority Revenue Bonds 135 5.000 11/15/47 154
South Carolina Jobs - Economic Development Authority Revenue Bonds 1,465 5.250 11/15/47 1,596
South Carolina Ports Authority Revenue Bonds 125 5.250 07/01/55 142
South Carolina Public Service Authority Revenue Bonds 2,865 5.000 12/01/39 3,236
South Carolina Public Service Authority Revenue Bonds 725 5.000 12/01/46 814
South Carolina State Public Service Authority Revenue Bonds 250 5.250 12/01/55 287
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,744
7,973
Tennessee - 0.6%
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,200
Greenville Health & Educational Facilities Board Revenue Bonds 270 4.000 07/01/40 286
Johnson City Health & Educational Facilities Board Revenue Bonds 1,000 5.000 08/15/42 1,067
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/40 116
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 1,141
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 115
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 24
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 40
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 57
5,046
Texas - 4.6%
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 844
Bexar County Health Facilities Development Corp. Revenue Bonds 600 5.000 07/15/42 671

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 53
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 1,060
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 112
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/46 113
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,338
City of Aubrey Texas Revenue Bonds 670 7.250 09/01/45 707
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds(Þ) 330 5.125 11/01/33 346
City of Celina Texas Special Assessment 50 6.250 09/01/45 52
City of Celina Texas Special Assessment 100 7.500 09/01/45 108
City of Fort Worth Special Assessment(Þ) 150 5.000 09/01/32 155
City of Hackberry Special Assessment 100 5.000 09/01/44 104
City of Hackberry Special Assessment 145 5.000 09/01/47 151
City of Hackberry Special Assessment 85 4.500 09/01/32 95
City of Hackberry Special Assessment 620 4.500 09/01/38 675
City of Houston Airport System Revenue Bonds 2,995 5.000 07/15/28 3,585
City of Houston Texas Airport System Revenue Bonds 500 5.000 07/01/29 560
City of Houston Texas Airport System Revenue Bonds 1,000 5.000 07/15/30 1,123
City of Houston Texas Airport System Revenue Bonds 1,300 5.000 07/15/35 1,445
City of Justin Special Assessment(Þ) 270 5.500 09/01/47 278
City of Kyle Special Assessment Revenue Bonds(Þ) 100 4.625 09/01/39 102
City of Kyle Special Assessment Revenue Bonds(Þ) 100 4.750 09/01/44 102
City of Mesquite Special Assessment Revenue Bonds(Þ) 100 5.750 09/15/39 101
City of Mesquite Special Assessment Revenue Bonds(Þ) 1,000 5.375 09/01/48 1,035
City of Mesquite Special Assessment Revenue Bonds(Þ) 150 6.000 09/15/49 151
City of Oak Point Special Assessment(Þ) 100 4.125 09/01/48 102
City of Oak Point Special Assessment(Þ) 100 4.500 09/01/48 102
City of Princeton Special Assessment(Þ) 130 4.875 09/01/48 134
City of Shenandoah Special Assessment 165 4.500 09/01/23 166
City of Shenandoah Special Assessment 150 5.700 09/01/47 154
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 544
County of Harris Revenue Bonds(µ) 1,210 2.468 08/15/35 1,164
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 219
Edinburg Economic Development Corp. Revenue Bonds(Þ) 100 4.500 08/15/35 102
Edinburg Economic Development Corp. Revenue Bonds(Þ) 100 5.000 08/15/44 103
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 239
Grand Parkway Transportation Corp. 625 5.800 10/01/23 649
Grand Parkway Transportation Corp. 450 5.850 10/01/23 467
Grand Parkway Transportation Corp. 2,500 5.500 04/01/53 2,806
Houston Independent School District General Obligation 2,000 4.000 02/15/42 2,187
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê) 100 1.480 08/01/34 100
Mission Economic Development Corp. Revenue Bonds(Þ) 1,050 4.625 10/01/31 1,124
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 166
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 221
New Hope Cultural Education Facilities Corp. Revenue Bonds 55 5.000 04/01/36 56
New Hope Cultural Education Facilities Corp. Revenue Bonds 1,500 4.750 04/01/46 1,527
North East Texas Regional Mobility Authority Revenue Bonds 385 5.000 01/01/41 430
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,720
North Texas Tollway Authority Revenue Bonds 1,500 5.000 01/01/48 1,738
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,427
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 216
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 787
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 695 6.250 12/15/26 814
Texas State Transportation Revenue Bonds 100 5.000 12/31/50 111
Texas State Transportation Revenue Bonds 100 5.000 12/31/55 110
Texas Water Development Board Revenue Bonds 855 5.000 04/15/49 1,036

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Argyle Special Assessment(Þ) 155 4.250 09/01/23 156
Town of Argyle Special Assessment(Þ) 145 5.250 09/01/47 148
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 212
Town of Little Elm Special Assessment(Þ) 100 5.000 09/01/47 102
Town of Little Elm Special Assessment(Þ) 730 5.750 09/01/38 767
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 399
40,696
Utah - 0.4%
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,567
Utah Infrastructure Agency Telecommunication Revenue Bonds 2,000 5.000 10/15/37 2,171
3,738
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 1,050 5.000 10/01/42 1,161
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,696
2,857
Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue Bonds 710 4.000 10/01/22 705
Virgin Islands Public Finance Authority Revenue Bonds 500 5.000 10/01/22 502
Virgin Islands Public Finance Authority Revenue Bonds 725 5.000 10/01/25 734
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.000 10/01/26 1,006
Virgin Islands Public Finance Authority Revenue Bonds 180 5.000 10/01/29 182
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.250 10/01/29 1,013
Virgin Islands Public Finance Authority Revenue Bonds 650 6.625 10/01/29 652
Virgin Islands Public Finance Authority Revenue Bonds 2,220 5.000 10/01/32 2,125
Virgin Islands Public Finance Authority Revenue Bonds 490 6.750 10/01/37 490
Virgin Islands Public Finance Authority Revenue Bonds 200 5.000 10/01/39 190
Virgin Islands Water & Power Authority - Electric System Revenue Bonds 250 5.000 07/01/31 231
7,830
Virginia - 0.9%
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,982
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 Zero coupon 06/01/47 221
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 124
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 1,315
Virginia Small Business Financing Authority Revenue Bonds 150 5.000 07/01/34 160
Virginia Small Business Financing Authority Revenue Bonds 705 5.000 01/01/40 749
Virginia Small Business Financing Authority Revenue Bonds 300 5.000 12/31/52 340
Virginia Small Business Financing Authority Revenue Bonds 2,600 5.000 12/31/56 2,941
7,832
Washington - 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds 950 5.000 07/01/48 1,120
Washington State Convention Center Public Facilities District Revenue Bonds 2,300 4.000 07/01/58 2,453
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/58 1,451
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,620
6,644
West Virginia - 0.1%
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 120
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 90
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 384
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 675
1,269
Wisconsin - 0.8%
Public Energy Authority Revenue Bonds 725 5.350 12/01/45 834
Public Finance Authority Revenue Bonds(Þ) 20 4.000 06/15/29 21
Public Finance Authority Revenue Bonds(Þ) 525 5.000 06/15/39 546
Public Finance Authority Revenue Bonds(Þ) 25 5.000 06/15/49 26
Public Finance Authority Revenue Bonds(Þ) 25 5.000 06/15/54 26
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 106
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 785

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 822
Public Finance Authority Revenue Bonds(Þ) 630 5.250 05/15/37 697
Public Finance Authority Revenue Bonds 550 5.000 09/30/37 641
Public Finance Authority Revenue Bonds(Þ) 750 5.250 05/15/42 822
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 533
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 365
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/44 116
Public Finance Authority Student Housing Revenue Bonds(µ) 150 4.125 07/01/49 161
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/54 115
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/58 112
6,728
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds 1,860 3.625 07/15/39 1,958
Total Municipal Bonds
(cost $825,450)
877,548
Short-Term Investments - 0.4%
U.S. Cash Management Fund(@) 3,940,202 (∞) 3,942
Virgin Islands Public Finance Authority Revenue Bonds 500 5.000 10/01/19 500
Total Short-Term Investments
(cost $4,440)
4,442
Total Investments 98.6%
(identified cost $829,890) 881,990
Other Assets and Liabilities, Net - 1.4%
12,431
Net Assets - 100.0%
894,421

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
11.6%
Allentown Development Authority Tax Revenue Bonds 04/19/18 250,000 106 .90 267
277
Allentown Development Authority Tax Revenue Bonds 04/19/18 1,000,000 107 .67 1,077
1,148
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,250,000 102 .54 3,350
3,575
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 108 .63 543
568
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 1,000,000 100 .87 1,009
1,111
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .83 1,632
1,713
Aviary at Rutland Ranch Community Development District Special Assestment 04/30/19 100,000 100 .00 100
102
Aviary at Rutland Ranch Community Development District Speicial Assesment 04/30/19 100,000 100 .00 100
102
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99 .37 1,064
1,122
Beaumont Community Development District Special Assessment 01/25/19 200,000 100 .00 200
210
Brookstone Community Development District Special Assessment 01/23/18 125,000 100 .00 125
126
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .43 994
1,148
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .89 1,543
1,720
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .85 1,885
2,013
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106 .91 2,832
2,964
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,020,000 95 .02 1,919
2,084
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .30 442
459
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .97 610
659
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .41 537
553
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 107 .13 1,071
1,148
California Statewide Communities Development Authority 05/15/19 100,000 111 .29 111
114
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103 .09 2,681
2,886
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 108 .19 216
236
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .20 2,680
2,802
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .93 535
533
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .77 1,078
1,163
California Statewide Communities Development College Housing Authority
Revenue Bonds 01/16/19 250,000 104 .45 261
284
California Statewide Communities Development College Housing Authority
Revenue Bonds 01/16/19 200,000 105 .67 211
230
Capital Trust Agency, Inc. Student Housing Revenue Bonds 03/28/19 2,700,000 99 .59 2,690
2,814
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98 .90 247
266
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .30 365
375
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .58 1,389
1,871
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .00 1,880
2,502
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
346
City of Fort Worth Special Assessment 08/16/17 150,000 100 .00 150
155
City of Jacksonville Revenue Bonds 06/08/18 250,000 101 .00 252
270
City of Justin Special Assessment 03/27/18 270,000 100 .00 270
278
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
102
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
102
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,035
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
101
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
151
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .73 1,438
1,454
City of Oak Point Special Assessment 07/25/18 100,000 100 .00 100
102
City of Oak Point Special Assessment 07/25/18 100,000 99 .51 100
102
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
134
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 107 .00 1,364
1,474
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100 .00 85
89
Corkscrew Farms Community Development District Special Assessment 12/13/17 170,000 100 .00 170
178
County of Frederick Educational Facilities Revenue Bonds 01/18/18 2,705,000 106 .74 2,888
2,993
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .82 114
126
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100 .00 600
600

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100 .00 130
130
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100 .00 230
230
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .84 978
1,084
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .78 99
105
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .87 148
157
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109 .96 330
351
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 113 .27 261
277
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 113 .85 114
119
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 114 .17 251
266
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .15 196
215
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .81 198
215
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99 .14 740
790
Downtown Doral South Community Development District Special Assessment 09/10/18 500,000 98 .87 494
525
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
649
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .10 101
103
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .88 100
102
Florida Development Finance Corp. 04/02/19 175,000 100 .00 175
170
Florida Development Finance Corp. 04/02/19 870,000 100 .00 870
831
Florida Development Finance Corp. 04/02/19 2,450,000 100 .00 2,450
2,335
Florida Development Finance Corp. Revenue Bonds 08/01/17 150,000 100 .00 150
159
Florida Development Finance Corp. Revenue Bonds 06/20/19 185,000 111 .27 206
207
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 1,350,000 104 .36 1,409
1,469
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .50 1,898
1,996
Harmony West Community Development District Special Assessment 06/19/18 1,270,000 100 .00 1,270
1,329
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103 .75 192
202
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
258
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 200,000 102 .20 204
214
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .38 1,506
1,632
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
189
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
281
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
255
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
1,026
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .90 99
105
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .30 99
106
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds 11/21/18 240,000 100 .00 240
259
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
102
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
103
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,740
Marietta Development Authority Revenue Bonds 06/29/17 1,000,000 101 .55 1,016
1,102
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107 .59 1,345
1,385
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
164
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
109
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .51 246
264
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .09 198
211
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,050,000 99 .38 1,044
1,124
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 610,000 99 .45 607
635
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .39 40
42
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .62 189
198
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .38 1,137
1,181
New York Liberty Development Corp. Revenue Bonds 06/11/15 1,500,000 118 .29 1,774
1,790
New York Liberty Development Corp. Revenue Bonds 03/21/17 500,000 103 .81 519
549
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .44 414
452
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 106 .78 961
1,076
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
128
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
107
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .88 1,212
1,270
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 104 .07 1,041
1,038
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 111 .80 1,118
1,050

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 375,000 100 .73 378
396
Philadelphia Authority Industrial Development Revenue Bonds 04/11/18 1,500,000 98 .57 1,479
1,579
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .59 498
522
Public Finance Authority Education Revenue Bonds 02/21/19 525,000 101 .12 526
546
Public Finance Authority Education Revenue Bonds 05/01/19 25,000 100 .74 25
26
Public Finance Authority Education Revenue Bonds 05/01/19 20,000 100 .75 20
21
Public Finance Authority Education Revenue Bonds 05/01/19 25,000 101 .48 25
26
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .38 775
822
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .75 654
697
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
942
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
569
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .54 226
236
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
214
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
107
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
105
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .62 174
183
Sherwood Manor Community Development District Special Assessment 10/22/18 200,000 98 .63 197
209
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 101 .05 141
151
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101 .07 232
248
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .94 2,276
2,305
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .11 981
1,048
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .21 99
106
Toscana Isles Community Development District Special Assessment 11/08/18 275,000 98 .51 271
295
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .22 99
103
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .31 99
103
Town of Argyle Special Assessment 01/24/18 155,000 100 .00 155
156
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
148
Town of Little Elm Special Assessment 12/06/17 100,000 100 .36 100
102
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 730,000 100 .00 730
767
Towne Park Community Development District Special Assessment 07/23/19 60,000 100 .00 60
60
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100 .00 1,000
1,109
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100 .00 1,000
1,084
Two Lakes Community Development District Special Assessment Bonds 06/19/17 290,000 100 .00 290
297
Two Lakes Community Development District Special Assessment Bonds 06/19/17 200,000 102 .63 205
217
Union Park East Community Development District Special Assessment Bonds 06/02/17 500,000 102 .90 515
530
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .39 487
522
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .85 489
522
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98 .50 98
106
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
109
Village Community Development District No. 12 Special Assessment 03/16/18 700,000 100 .00 700
737
Village Community Development District No. 12 Special Assessment 06/06/18 700,000 101 .33 709
735
Village of Southgate Metropolitan District General Obligation Unlimited 05/04/18 1,375,000 100 .00 1,375
1,408
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
156
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
156
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
126
Wildblue Community Development District Special Assessment 05/23/19 225,000 99 .59 224
227
103,664
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 20,133 09/19
(292)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(292)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(4)
12/21/41
(246) 181 (65)
Morgan Stanley USD 25,100 Three Month LIBOR
(2)
3.250%
(4)
09/18/49
(5,569) (590) (6,159)
Total Open Interest Rate Swap Contracts (å)
(5,815) (409) (6,224)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 9,930 $ — $ — $ 9,930
Alaska
—
3,107 — — 3,107
Arizona
—
10,648 — — 10,648
California
—
120,757 — — 120,757
Colorado
—
27,663 — — 27,663
Connecticut
—
7,224 — — 7,224
Delaware
—
596 — — 596
District of Columbia
—
9,136 — — 9,136
Florida
—
83,708 — — 83,708
Georgia
—
14,041 — — 14,041
Guam
—
7,596 — — 7,596
Hawaii
—
2,935 — — 2,935
Idaho
—
853 — — 853
Illinois
—
10 4 , 4 82 — — 10 4 , 4 82
Indiana
—
2,852 — — 2,852
Iowa
—
2,849 — — 2,849
Kansas
—
506 — — 506
Kentucky
—
10,544 — — 10,544
Louisiana
—
22,265 — — 22,265
Maine
—
2,759 — — 2,759
Maryland
—
10,254 — — 10,254
Massachusetts
—
13,550 — — 13,550
Michigan
—
23,488 — — 23,488
Minnesota
—
17,376 — — 17,376

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Mississippi
—
100 — — 100
Missouri
—
5,940 — — 5,940
Montana
—
1,714 — — 1,714
Nevada
—
2,972 — — 2,972
New Hampshire
—
6,140 — — 6,140
New Jersey
—
41,699 — — 41,699
New Mexico
—
104 — — 104
New York
—
27,658 — — 27,658
North Carolina
—
2,917 — — 2,917
North Dakota
—
4,675 — — 4,675
Ohio
—
49,449 — — 49,449
Oklahoma
—
9,883 — — 9,883
Oregon
—
6,616 — — 6,616
Pennsylvania
—
50,316 — — 50,316
Puerto Rico
—
64,033 — — 64,033
Rhode Island
—
1,642 — — 1,642
South Carolina
—
7,973 — — 7,973
Tennessee
—
5,046 — — 5,046
Texas
—
40,696 — — 40,696
Utah
—
3,738 — — 3,738
Vermont
—
2,857 — — 2,857
Virgin Islands
—
7 , 8 30 — — 7 , 8 30
Virginia
—
7,832 — — 7,832
Washington
—
6,644 — — 6,644
West Virginia
—
1,269 — — 1,269
Wisconsin
—
6,728 — — 6,728
Wyoming
—
1,958 — — 1,958
Short-Term Investments — 500 — 3 , 9 42 4 , 4 42
Total Investments $ — $ 87 8 , 0 48 $ — $ 3 , 9 42 $ 881,990
Other Financial Instruments
T
Liabilities
Futures Contracts (292) — — — (292)
Interest Rate Swap Contracts — (6,224) — — (6,224)
Total Other Financial Instruments $ (292) $ (6,224) $ — $ — $ (6,516)
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.2%
Alabama - 2.1%
Alabama 21st Century Authority Revenue Bonds 545 5.000 06/01/20 560
Alabama Community College System Board of Trustees Revenue Bonds(µ) 150 4.000 01/01/33 169
Alabama Community College System Board of Trustees Revenue Bonds(µ) 200 4.000 01/01/34 225
Alabama Community College System Board of Trustees Revenue Bonds(µ) 300 4.000 01/01/36 334
Alabama Community College System Board of Trustees Revenue Bonds(µ) 530 4.000 01/01/38 586
Alabama Community College System Board of Trustees Revenue Bonds(µ) 380 4.000 01/01/39 419
Alabama Federal Aid Highway Finance Authority Revenue Bonds 7,000 5.000 09/01/26 8,715
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 2,182
Bessemer Governmental Utility Services Corp. Revenue Bonds(µ) 1,000 5.000 06/01/31 1,208
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê) 11,000 4.000 06/01/21 11,486
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,312
City of Gadsden General Obligation Unlimited(µ) 1,690 5.000 08/01/27 2,089
County of Jefferson Alabama Sewer Revenue Bonds 2,230 5.000 10/01/22 2,458
Homewood Educational Building Authority Revenue Bonds(µ) 485 5.000 12/01/26 539
Limestone County Board of Education Special Tax(µ) 1,000 5.000 11/01/30 1,133
Limestone County Board of Education Special Tax(µ) 1,000 5.000 11/01/31 1,131
Mobile County Board of School Commissioners Revenue Bonds 1,445 5.000 03/01/32 1,565
Pell City Special Care Facilities Financing Authority Revenue Bonds 9,000 5.000 12/01/31 9,673
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê) 2,000 2.518 06/01/24 1,979
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 839
Troy University Revenue Bonds(µ) 2,280 5.000 11/01/37 2,728
University of South Alabama Revenue Bonds(µ) 1,530 5.000 11/01/24 1,796
University of South Alabama Revenue Bonds(µ) 1,695 5.000 11/01/25 2,035
University of South Alabama Revenue Bonds(µ) 1,000 5.000 10/01/31 1,218
University of South Alabama Revenue Bonds(µ) 715 5.000 10/01/32 868
University of South Alabama Revenue Bonds(µ) 325 5.000 10/01/36 389
58,636
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 3,600 3.500 12/01/20 3,618
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,305
City of Valdez Alaska Revenue Bonds 750 5.000 01/01/21 788
City of Valdez Alaska Revenue Bonds(~)(Ê) 600 1.570 05/01/31 600
Northern Tobacco Securitization Corp. Revenue Bonds 350 5.000 06/01/32 350
6,661
Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds(Ê) 6,125 2.684 01/01/37 6,022
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 574
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 320
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/37 306
Arizona Industrial Development Authority Revenue Bonds 200 5.000 01/01/38 222
Arizona Industrial Development Authority Senior Living Revenue Bonds 195 5.000 01/01/43 217
Arizona Industrial Development Authority Senior Living Revenue Bonds 500 4.500 01/01/49 530
Arizona Industrial Development Authority Senior Living Revenue Bonds 250 5.000 01/01/49 272
Arizona Industrial Development Authority Senior Living Revenue Bonds 275 5.000 01/01/54 305
Arizona Industrial Development Authority Senior Living Revenue Bonds 100 5.125 01/01/54 110
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 3,229
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 3,106
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,463
County of Pinal Arizona Revenue Bonds 1,775 5.000 08/01/25 2,089
Entertainment Center Community Facilities District Revenue Bonds 3,513 4.000 07/01/37 3,616
Festival Ranch Community Facilities District General Obligation Unlimited(µ) 850 4.000 07/15/36 925
Maricopa County Industrial Development Authority Revenue Bonds 575 5.000 09/01/19 577
Maricopa County Industrial Development Authority Revenue Bonds(Ê) 2,000 1.780 10/18/22 2,003
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 1,046
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,220
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,122

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 968
Maricopa County Industrial Development Authority Revenue Bonds 1,860 4.000 01/01/41 2,034
Maricopa County Pollution Control Corp. Revenue Bonds(~)(ae)(Ê) 2,310 5.200 06/01/20 2,378
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ) 325 5.000 07/01/29 403
Maricopa County Unified School District No 11-Peoria General Obligation Unlimited(µ) 250 5.000 07/01/30 308
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 275 5.000 07/01/21 295
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 250 5.000 07/01/27 312
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 125 5.000 07/01/28 155
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 215 5.000 07/01/29 265
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 765 5.000 07/01/30 936
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,422
Salt Verde Financial Corp. Revenue Bonds 1,045 5.250 12/01/24 1,226
Student & Academic Services LLC Revenue Bonds(µ) 200 5.000 06/01/26 232
Student & Academic Services LLC Revenue Bonds(µ) 425 5.000 06/01/27 492
Student & Academic Services LLC Revenue Bonds(µ) 390 5.000 06/01/28 450
Tempe Industrial Development Authority Revenue Bonds(Þ) 5,000 4.000 10/01/23 5,054
Town of Marana Arizona Revenue Bonds 1,515 5.000 07/01/26 1,730
Town of Marana Arizona Revenue Bonds 800 5.000 07/01/27 912
Town of Marana Arizona Revenue Bonds 1,485 5.000 07/01/28 1,691
52,537
Arkansas - 0.5%
City of Fort Smith AR Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 4,379
City of Hot Springs Waterworks Revenue Bonds(µ) 310 4.000 10/01/33 339
City of Hot Springs Waterworks Revenue Bonds(µ) 300 4.000 10/01/35 326
City of Hot Springs Waterworks Revenue Bonds(µ) 600 4.000 10/01/36 650
City of Hot Springs Waterworks Revenue Bonds(µ) 600 4.000 10/01/37 648
County of Pulaski Arkansas Revenue Bonds 1,000 5.000 03/01/29 1,207
Little Rock Water Reclamation System Revenue Bonds 1,035 4.000 04/01/21 1,085
Sherwood Sales & Use Tax Revenue Bonds 200 5.000 12/01/19 202
Sherwood Sales & Use Tax Revenue Bonds 495 4.000 12/01/30 561
Sherwood Sales & Use Tax Revenue Bonds 1,370 3.050 12/01/43 1,427
Southern Arkansas University Revenue Bonds(µ) 1,005 4.000 03/01/33 1,074
Southern Arkansas University Revenue Bonds(µ) 1,500 4.000 03/01/36 1,586
University of Central Arkansas Revenue Bonds(µ) 400 3.250 11/01/33 418
University of Central Arkansas Revenue Bonds(µ) 325 5.000 11/01/36 379
14,281
California - 9.0%
Alum Rock Union Elementary School District General Obligation Unlimited(µ) 400 5.000 08/01/20 416
Banning Unified School District General Obligation Unlimited(µ) 500 5.000 08/01/28 616
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,106
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 743
Brentwood Infrastructure Financing Authority Special Assessment(µ) 995 5.000 09/02/29 1,169
Brentwood Union School District General Obligation Unlimited 100 5.000 08/01/30 123
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 243
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 303
California Educational Facilities Authority Revenue Bonds 110 5.000 10/01/23 128
California Educational Facilities Authority Revenue Bonds 100 5.000 10/01/24 119
California Educational Facilities Authority Revenue Bonds 225 5.000 12/01/24 264
California Educational Facilities Authority Revenue Bonds 100 5.000 10/01/25 122
California Educational Facilities Authority Revenue Bonds 235 5.000 12/01/25 282
California Educational Facilities Authority Revenue Bonds 110 5.000 10/01/26 137
California Educational Facilities Authority Revenue Bonds 250 5.000 12/01/26 305
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 255

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Educational Facilities Authority Revenue Bonds 370 5.000 12/01/27 459
California Educational Facilities Authority Revenue Bonds 375 5.000 12/01/28 473
California Educational Facilities Authority Revenue Bonds 365 5.000 12/01/29 457
California Educational Facilities Authority Revenue Bonds 810 5.000 10/01/30 1,027
California Educational Facilities Authority Revenue Bonds 525 5.000 12/01/30 651
California Educational Facilities Authority Revenue Bonds 450 5.000 12/01/31 554
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 555
California Educational Facilities Authority Revenue Bonds 475 5.000 12/01/32 582
California Educational Facilities Authority Revenue Bonds 500 5.000 12/01/33 610
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 984
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/26 1,239
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,604
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,704
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 11/15/29 1,107
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 441
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 722
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,913
California Municipal Finance Authority Revenue Bonds 1,825 2.000 07/01/24 1,840
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 122
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 885
California Municipal Finance Authority Revenue Bonds 410 5.000 10/01/27 508
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 282
California Municipal Finance Authority Revenue Bonds 11,100 5.000 05/15/30 13,787
California Municipal Finance Authority Revenue Bonds 475 5.000 10/01/30 589
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 443
California Municipal Finance Authority Revenue Bonds 370 5.000 01/01/32 465
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 985
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,459
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê) 2,990 1.110 05/15/24 2,990
California Statewide Communities Development Authority Revenue Bonds 1,470 5.000 05/15/23 1,668
California Statewide Communities Development Authority Revenue Bonds(Þ) 250 5.000 12/01/26 294
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,630 3.500 11/01/27 2,799
California Statewide Communities Development Authority Revenue Bonds(Þ) 350 5.000 12/01/27 417
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 334
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,627
California Statewide Communities Development Authority Revenue Bonds 900 5.000 08/01/34 1,015
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 957
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ) 560 5.000 08/01/32 646
Centinela Valley Union High School District General Obligation Unlimited(ae) 2,150 5.750 08/01/23 2,558
City & County of San Francisco Certificates of Participation 900 5.000 04/01/26 903
City of Bell General Obligation Unlimited(µ) 500 3.375 08/01/33 530
City of Bell General Obligation Unlimited(µ) 500 3.375 08/01/34 526
City of Clovis Wastewater Revenue Bonds(µ) 1,250 5.000 08/01/28 1,585
City of Lemoore Water Revenue Bonds(µ) 230 5.000 06/01/33 285
City of Lemoore Water Revenue Bonds(µ) 500 5.000 06/01/38 605
City of Lemoore Water Revenue Bonds(µ) 600 5.000 06/01/39 723
City of Los Angeles Department of Airports Revenue Bonds 1,655 5.000 05/15/29 1,706
City of Sacramento Unified School District General Obligation Unlimited(µ) 3,000 5.000 07/01/31 3,285
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 3,833
County of Los Angeles California Certificate Of Participation 200 5.000 09/01/20 209
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 1,105 5.000 09/01/28 1,380
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 400 5.000 09/01/29 497
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 775 5.000 09/01/32 942
Dinuba Redevelopment Agency Tax Allocation(µ) 590 5.000 09/01/33 685
Dixon Unified School District General Obligation Unlimited(µ) 110 5.000 08/01/34 140
Dixon Unified School District General Obligation Unlimited(µ) 275 5.000 08/01/36 345
Florin Resource Conservation District Revenue Bonds(µ) 450 5.000 09/01/24 532

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,391
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 5.000 06/01/31 11,853
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 12,630
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,694
Golden State Tobacco Securitization Corp. Revenue Bonds 1,740 3.500 06/01/36 1,763
Grossmont- Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 534
Grossmont- Cuyamaca Community College District General Obligation Unlimited 500 5.000 08/01/35 625
Grossmont- Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,246
Grossmont- Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,392
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds(µ) 1,000 5.000 06/01/36 1,194
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 760 5.000 08/15/29 968
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 410 5.000 08/15/30 516
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,845 5.000 08/15/31 2,299
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,625 5.000 08/15/32 2,011
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,100 5.000 08/15/33 1,357
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ) 350 5.000 05/01/27 439
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ) 1,000 5.000 05/01/33 1,204
Inglewood Unified School District General Obligation Unlimited(µ) 295 5.000 08/01/28 358
Inglewood Unified School District General Obligation Unlimited(µ) 250 5.000 08/01/29 302
Inglewood Unified School District General Obligation Unlimited(µ) 290 5.000 08/01/31 345
Inglewood Unified School District General Obligation Unlimited(µ) 345 5.000 08/01/32 408
Inglewood Unified School District General Obligation Unlimited(µ) 500 5.000 08/01/33 590
Lake Elsinore School Financing Authority Special Tax(µ) 750 5.000 10/01/34 958
Lake Elsinore School Financing Authority Special Tax(µ) 1,490 5.000 10/01/35 1,895
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ) 1,380 5.000 08/01/33 1,654
Los Angeles Community College District General Obligation Unlimited 1,950 4.000 08/01/37 2,170
Lynwood Unified School District General Obligation Unlimited(µ) 565 3.418 08/01/31 404
Lynwood Unified School District General Obligation Unlimited(µ) 500 3.518 08/01/32 340
Lynwood Unified School District General Obligation Unlimited(µ) 685 3.668 08/01/33 442
Lynwood Unified School District General Obligation Unlimited(µ) 630 3.743 08/01/34 385
Lynwood Unified School District General Obligation Unlimited(µ) 785 3.843 08/01/35 455
Lynwood Unified School District General Obligation Unlimited(µ) 990 3.916 08/01/36 546
Lynwood Utility Authority Revenue Bonds(µ) 450 5.000 06/01/31 545
Lynwood Utility Authority Revenue Bonds(µ) 465 5.000 06/01/32 562
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,849
Napa Valley Community College District General Obligation Unlimited 4,000 4.000 02/01/21 4,228
Oxnard Financing Authority Revenue Bonds(µ) 775 5.000 06/01/34 901
Oxnard School District General Obligation Unlimited(µ) 810 5.250 08/01/28 989
Oxnard School District General Obligation Unlimited(µ) 325 5.250 08/01/29 396
Palm Desert Redevelopment Agency Successor Agency Tax Allocation 200 4.000 10/01/19 201
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 120 5.000 10/01/27 152
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 350 5.000 10/01/29 441
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 185 5.000 10/01/30 232
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 390 5.000 10/01/31 485
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 405 5.000 10/01/32 502
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,687
Paramount Unified School District General Obligation Unlimited(µ) 1,355 3.405 08/01/34 885
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ) 1,900 5.000 09/01/25 2,285
Reef-Sunset Unified School District General Obligation Unlimited(µ) 665 5.000 08/01/38 801
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 3,425 2.468 05/15/37 3,353
Regents of the University of California Medical Center Pooled Revenue Bonds(~)(Ê) 1,400 1.430 05/15/48 1,400
Rio Vista Public Financing Authority Special Tax 505 5.000 09/01/26 615
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 333
Rio Vista Public Financing Authority Special Tax 285 5.000 09/01/29 342
Riverside County Public Financing Authority Tax Allocation(µ) 2,270 5.000 10/01/27 2,756
Riverside County Public Financing Authority Tax Allocation(µ) 1,000 5.000 10/01/28 1,212
Riverside County Public Financing Authority Tax Allocation(µ) 1,150 5.000 10/01/30 1,377

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 1,925 5.000 10/01/21 2,047
Rosemead Community Development Commission Successor Agency Tax Allocation(µ) 490 5.000 10/01/27 613
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê) 4,200 2.290 12/01/35 4,162
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê) 600 2.309 06/01/34 578
Salinas City Elementary School District General Obligation Unlimited(µ) 2,950 4.099 07/01/34 1,739
Salinas City Elementary School District General Obligation Unlimited(µ) 1,885 4.172 07/01/36 1,009
Salinas City Elementary School District General Obligation Unlimited(µ) 3,180 4.205 07/01/37 1,624
San Francisco City & County Public Utilities Commission Water Revenue Bonds(ae) 2,685 5.000 11/01/21 2,929
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 117
San Jacinto Unified School District Financing Authority Special Tax 250 5.000 09/01/44 289
San Jacinto Unified School District Financing Authority Special Tax 375 5.000 09/01/49 432
San Leandro Unified School District General Obligation Unlimited(µ) 430 5.000 08/01/34 525
San Ysidro School District Certificate Of Participation(µ) 1,175 5.000 09/01/28 1,404
Sanger Unified School District General Obligation Unlimited(µ) 525 5.000 08/01/31 653
Sanger Unified School District General Obligation Unlimited(µ) 780 5.000 08/01/33 962
Sanger Unified School District General Obligation Unlimited(µ) 1,275 5.000 08/01/34 1,562
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 577
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 573
Santa Ana Unified School District Certificate of Participation(µ) 1,000 5.000 04/01/29 1,273
Santa Ana Unified School District Certificate of Participation(µ) 830 5.000 04/01/31 1,037
Santa Ana Unified School District Certificate of Participation(µ) 650 5.000 04/01/32 808
Santa Ana Unified School District Certificate of Participation(µ) 1,360 5.000 04/01/33 1,680
Santa Ana Unified School District Certificate of Participation(µ) 1,425 5.000 04/01/34 1,752
Santa Ana Unified School District Certificate of Participation(µ) 1,500 5.000 04/01/35 1,837
Santa Ana Unified School District Certificate of Participation(µ) 2,120 5.000 04/01/36 2,582
Santa Rosa Elementary School District General Obligation Unlimited(µ) 280 5.000 08/01/30 346
Santa Rosa Elementary School District General Obligation Unlimited(µ) 320 5.000 08/01/31 393
Santa Rosa Elementary School District General Obligation Unlimited(µ) 355 5.000 08/01/32 434
Santa Rosa Elementary School District General Obligation Unlimited(µ) 385 5.000 08/01/33 470
Santa Rosa Elementary School District General Obligation Unlimited(µ) 440 5.000 08/01/34 534
Santa Rosa Elementary School District General Obligation Unlimited(µ) 580 5.000 08/01/36 700
Santa Rosa High School District General Obligation Unlimited(µ) 850 5.000 08/01/33 1,037
Santa Rosa High School District General Obligation Unlimited(µ) 1,100 5.000 08/01/35 1,331
Shasta Lake Public Finance Authority Tax Allocation(µ) 135 5.000 12/01/25 166
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,948
South Orange County Public Financing Authority Special Assessment(µ) 700 5.000 08/15/30 897
South Orange County Public Financing Authority Special Assessment(µ) 385 5.000 08/15/31 489
South Orange County Public Financing Authority Special Tax 900 5.000 08/15/29 983
Southern California Public Power Authority Revenue Bonds 1,000 5.000 07/01/23 1,037
State of California General Obligation Unlimited 1,175 5.000 04/01/24 1,387
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,941
State of California General Obligation Unlimited 7,095 5.000 11/01/25 8,263
State of California General Obligation Unlimited 5,760 5.000 03/01/26 6,951
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,916
State of California General Obligation Unlimited 2,350 5.000 04/01/27 2,974
State of California General Obligation Unlimited 2,575 5.000 10/01/27 3,179
State of California General Obligation Unlimited 2,500 5.250 09/01/28 2,712
State of California General Obligation Unlimited 450 5.000 02/01/31 492
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 55
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 60
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 59
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 69
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 70
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 74
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 49
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 154

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 127
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 152
Stockton Public Financing Authority Water Revenue Bonds(µ) 750 5.000 10/01/28 960
Stockton Public Financing Authority Water Revenue Bonds(µ) 1,565 5.000 10/01/30 1,972
Stockton Public Financing Authority Water Revenue Bonds(µ) 270 5.000 10/01/31 338
Vallecito Union School District General Obligation Unlimited 3,250 Zero coupon 08/01/22 3,120
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,438
250,732
Colorado - 2.2%
Arista Metropolitan District General Obligation Limited 500 4.375 12/01/28 518
Arista Metropolitan District General Obligation Limited 1,240 5.000 12/01/38 1,296
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,202
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,457
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,213
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,199
BNC Metropolitan District No. 1 General Obligation Unlimited(µ) 360 5.000 12/01/32 432
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited 515 4.000 12/01/27 523
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ) 1,000 5.000 12/01/35 1,212
Centerra Metropolitan District No. 1 Tax Allocation(Þ) 1,200 5.000 12/01/29 1,292
City & County of Denver Colorado Airport System Revenue Bonds 2,065 5.000 11/15/25 2,316
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,140
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 967
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 81
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê) 2,680 2.800 05/15/23 2,785
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 09/01/30 1,749
Colorado Housing & Finance Authority Revenue Bonds 2,000 4.250 11/01/49 2,217
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,885
Denver Health & Hospital Authority Certificates of Participation 730 5.000 12/01/23 829
Denver Health & Hospital Authority Revenue Bonds(Ê) 1,815 2.859 12/01/33 1,803
Denver Health & Hospital Authority Revenue Bonds 295 4.250 12/01/33 313
Denver Health & Hospital Authority Revenue Bonds(Þ) 1,000 5.000 12/01/34 1,168
Denver Urban Renewal Authority Tax Allocation 1,660 5.000 12/01/21 1,804
Denver Urban Renewal Authority Tax Allocation(Þ) 1,600 5.250 12/01/39 1,696
Dominion Water & Sanitation District Revenue Bonds 5,500 5.250 12/01/27 5,876
E-470 Public Highway Authority Revenue Bonds 1,250 5.375 09/01/26 1,303
Eaton Area Park & Recreation District General Obligation Limited 470 5.500 12/01/30 503
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,340
Grand River Hospital District General Obligation Unlimited(µ) 1,000 5.250 12/01/34 1,221
Grand River Hospital District General Obligation Unlimited(µ) 500 5.250 12/01/35 609
Grand River Hospital District General Obligation Unlimited(µ) 2,655 5.250 12/01/37 3,206
High Plains Metropolitan District General Obligation Unlimited(µ) 500 5.000 12/01/35 598
Park 70 Metropolitan District General Obligation Unlimited 165 5.000 12/01/19 167
Park Creek Metropolitan District General Obligation Limited(µ) 1,150 5.000 12/01/28 1,389
Park Creek Metropolitan District Revenue Bonds 1,860 4.000 12/01/20 1,921
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,189
Park Creek Metropolitan District Revenue Tax Allocation 365 5.000 12/01/34 422
Park Creek Metropolitan District Revenue Tax Allocation 500 5.000 12/01/37 570
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,282
Regional Transportation District Certificate Of Participation 6,725 5.000 06/01/27 7,620
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited 500 5.000 12/01/37 520
Woodmen Road Metropolitan District General Obligation Unlimited(µ) 440 4.000 12/01/19 444
62,359
Connecticut - 2.8%
City of Bridgeport General Obligation Unlimited 1,500 5.000 08/15/27 1,820
City of Bridgeport General Obligation Unlimited(µ) 965 5.000 07/01/29 1,095
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,935
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 823

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hartford General Obligation Unlimited(µ) 205 5.000 08/15/22 228
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,834
City of Hartford General Obligation Unlimited(µ) 250 5.000 07/01/25 299
City of Hartford General Obligation Unlimited(µ) 2,205 5.000 07/01/31 2,569
City of Hartford General Obligation Unlimited(µ) 100 5.000 10/01/31 114
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 771
City of Hartford General Obligation Unlimited(µ) 370 4.000 07/15/33 405
City of Hartford General Obligation Unlimited(µ) 180 4.000 07/01/34 196
City of New Haven General Obligation Unlimited(µ) 1,000 5.000 08/01/21 1,072
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 176
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 356
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 539
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 307
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 183
City of New Haven General Obligation Unlimited(µ) 1,915 5.000 09/01/30 2,206
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 242
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 241
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 120
City of West Haven General Obligation Unlimited 500 3.000 11/01/19 500
City of West Haven General Obligation Unlimited 815 4.000 11/01/20 829
City of West Haven General Obligation Unlimited 1,225 4.000 11/01/21 1,263
City of West Haven General Obligation Unlimited 400 5.000 11/01/22 429
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,168
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 444
City of West Haven General Obligation Unlimited 725 5.000 11/01/25 815
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 598
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 500
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,858
Connecticut Housing Finance Authority Revenue Bonds 4,350 4.250 05/15/42 4,773
Connecticut Housing Finance Authority Revenue Bonds 2,500 4.000 11/15/49 2,794
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 400 1.800 07/01/24 407
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 688
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,190
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 1,025 5.000 02/01/28 1,305
Metropolitan District General Obligation Unlimited(µ) 630 5.000 11/01/30 764
State of Connecticut General Obligation Unlimited 2,490 5.000 08/15/20 2,587
State of Connecticut General Obligation Unlimited 625 5.000 06/15/27 775
State of Connecticut General Obligation Unlimited 9,725 5.000 04/15/28 12,201
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 308
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 6,571
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 344
State of Connecticut General Obligation Unlimited 60 5.000 06/15/32 73
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,229
State of Connecticut Special Tax Revenue Bonds 4,470 5.000 10/01/25 5,106
Town of Hamden General Obligation Unlimited(µ) 400 5.000 08/15/29 489
Town of Hamden General Obligation Unlimited(µ) 200 5.000 08/15/30 242
University of Connecticut Revenue Bonds(µ) 1,585 5.000 03/15/29 1,894
University of Connecticut Revenue Bonds(µ) 665 5.000 04/15/29 833
University of Connecticut Revenue Bonds(µ) 3,455 5.000 01/15/36 4,091
78,599
Delaware - 0.3%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 6,114
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ) 335 5.000 10/01/38 404
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 988
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 728
8,234
District of Columbia - 0.4%
District of Columbia Income Tax Revenue Bonds 2,240 5.000 12/01/28 2,435

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds 2,000 5.000 10/01/21 2,076
District of Columbia Revenue Bonds 2,000 3.875 07/01/24 2,002
District of Columbia Revenue Bonds 1,000 4.125 07/01/27 1,045
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,275
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 307
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 183
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 183
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 273
11,523
Florida - 3.9%
Arborwood Community Development District Special Assessment(µ) 1,225 2.750 05/01/25 1,274
Arborwood Community Development District Special Assessment(µ) 1,260 3.000 05/01/26 1,328
Arborwood Community Development District Special Assessment(µ) 1,295 3.125 05/01/27 1,373
Arborwood Community Development District Special Assessment(µ) 1,340 3.250 05/01/28 1,438
Arborwood Community Development District Special Assessment(µ) 1,380 3.500 05/01/32 1,457
Ave Maria Stewardship Community District Special Assessment(µ) 2,230 2.750 05/01/33 2,227
Ave Maria Stewardship Community District Special Assessment(µ) 2,925 3.000 05/01/38 2,930
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 202
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 226
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 234
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 765
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 703
Capital Projects Finance Authority Revenue Bonds(µ) 170 5.125 10/01/21 170
Celebration Pointe Community Development District Special Assessment(Þ) 270 4.000 05/01/22 275
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 129
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 129
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 140
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 700
Citizens Property Insurance Corp. Revenue Bonds 7,385 5.000 06/01/22 8,168
City of Atlantic Beach Health Care Facilities Revenue Bonds 275 3.000 11/15/23 277
City of Miami Beach Florida Parking Revenue Bonds(µ) 395 5.000 09/01/32 466
City of Miami Beach Florida Parking Revenue Bonds(µ) 1,755 5.000 09/01/33 2,068
City of North Port Florida Special Assessment(µ) 1,135 5.000 07/01/26 1,286
City of Tallahassee Florida Revenue Bonds 500 5.000 12/01/27 587
City of Tallahassee Florida Revenue Bonds 650 5.000 12/01/28 762
Cityplace Community Development District Special Assessment(µ) 2,380 3.696 11/01/25 2,102
Cityplace Community Development District Special Assessment(µ) 3,000 4.063 11/01/25 2,697
Collier County Industrial Development Authority Revenue Bonds 1,695 5.500 10/01/26 1,799
Corkscrew Farms Community Development District Special Assessment(Þ) 85 3.750 11/01/23 86
Corkscrew Farms Community Development District Special Assessment(Þ) 260 4.500 11/01/28 268
Country Greens Community Development District Special Assessment 20 2.000 05/01/20 20
Country Greens Community Development District Special Assessment 130 2.500 05/01/22 132
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 108
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 106
County of Miami-Dade Florida Revenue Bonds 3,000 5.000 10/01/28 3,320
County of Miami-Dade Florida Revenue Bonds(µ) 4,310 4.019 10/01/35 2,522
Deer Run Community Development District Special Assessment 1,420 5.400 05/01/39 1,484
Downtown Doral South Community Development District Special Assessment(Þ) 500 3.875 12/15/23 505
East Bonita Beach Road Community Development District Special Assessment(Þ) 110 3.875 11/01/23 111
East Bonita Beach Road Community Development District Special Assessment(Þ) 340 4.375 11/01/29 350
Escambia County Health Facilities Authority Revenue Bonds 2,345 6.000 08/15/36 2,447
Florida Development Finance Corp. Revenue Bonds(Þ) 100 4.000 12/15/29 110
Florida Development Finance Corp. Revenue Bonds(Þ) 100 5.000 12/15/34 116

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds(Þ) 125 5.000 12/15/39 142
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ) 800 4.500 06/01/33 862
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ) 150 4.750 06/01/38 162
Florida Municipal Power Agency Revenue Bonds 4,660 5.000 10/01/28 5,735
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 213
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 107
Golden Lakes Community Development District Special Assessment(µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment(µ) 80 3.500 05/01/24 84
Golden Lakes Community Development District Special Assessment(µ) 510 4.250 05/01/32 566
Harmony West Community Development District Special Assessment(Þ) 350 4.125 05/01/24 354
Harmony West Community Development District Special Assessment(Þ) 450 4.750 05/01/29 463
Harmony West Community Development District Special Assessment(Þ) 660 5.100 05/01/38 690
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 306
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 305
K-Bar Ranch II Community Development District Special Assessment(Þ) 425 4.000 05/01/28 429
Lee Memorial Health System Revenue Bonds(~)(ae)(Ê) 2,300 5.000 04/01/26 2,723
McJunkin Parkland Community Development District Special Assessment(Þ) 520 4.750 11/01/29 543
Meadow Pointe III Community Development District Special Assessment 100 2.500 05/01/20 101
Meadow Pointe III Community Development District Special Assessment 105 2.750 05/01/21 107
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 115
Meadow Pointe IV Community Development District Special Assessment 100 2.400 05/01/20 100
Meadow Pointe IV Community Development District Special Assessment 105 2.625 05/01/21 106
Meadow Pointe IV Community Development District Special Assessment 105 2.750 05/01/22 107
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 114
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 268
Miami Beach Health Facilities Authority Revenue Bonds 5,930 5.000 11/15/29 6,536
Mid-Bay Bridge Authority Revenue Bonds(ae) 2,500 7.250 10/01/21 2,817
Mid-Bay Bridge Authority Revenue Bonds 455 5.000 10/01/23 515
Naples Reserve Community Development District Special Assessment(Þ) 535 4.625 11/01/29 549
North Dade Community Development District Special Assessment 77 3.000 05/01/20 78
North Dade Community Development District Special Assessment 81 3.000 05/01/21 83
North Dade Community Development District Special Assessment 81 3.000 05/01/22 83
North Dade Community Development District Special Assessment 84 3.000 05/01/23 87
North Dade Community Development District Special Assessment 88 3.500 05/01/24 93
North Dade Community Development District Special Assessment 92 3.500 05/01/25 98
North Dade Community Development District Special Assessment 96 3.500 05/01/26 103
North Dade Community Development District Special Assessment 100 3.500 05/01/27 108
North Dade Community Development District Special Assessment 99 3.500 05/01/28 107
North Dade Community Development District Special Assessment 327 3.750 05/01/31 351
North Dade Community Development District Special Assessment 824 4.000 05/01/38 876
Oak Creek Community Development District Special Assessment 165 2.625 05/01/20 166
Oak Creek Community Development District Special Assessment 165 3.000 05/01/21 168
Oak Creek Community Development District Special Assessment 170 3.300 05/01/22 175
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 188
Orlando Utilities Commission Revenue Bonds 3,000 5.000 10/01/19 3,020
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 834
Parkway Center Community Development District Special Assessment Revenue Bonds 95 3.500 05/01/25 100
Parkway Center Community Development District Special Assessment Revenue Bonds 100 4.000 05/01/26 109
Parkway Center Community Development District Special Assessment Revenue Bonds 105 4.000 05/01/27 115
Parkway Center Community Development District Special Assessment Revenue Bonds 110 4.000 05/01/28 122
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 470 4.000 05/01/25 510
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 510 4.000 05/01/27 559
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 428
Reedy Creek Improvement District General Obligation Limited 5,000 5.000 06/01/25 5,702

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reedy Creek Improvement District General Obligation Limited 4,870 5.000 06/01/26 5,540
Sherwood Manor Community Development District Special Assessment(Þ) 550 4.625 11/01/29 564
South Fork East Community Development District Special Assessment 2,000 4.125 05/01/36 2,136
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 222
South Village Community Development District Special Assessment 230 3.750 05/01/38 242
Sweetwater Creek Community Development District Special Assessment(µ) 385 2.250 05/01/27 383
Tampa Bay Water Revenue Bonds 1,865 4.000 10/01/28 2,136
Timber Creek Community Development District Special Assessment(Þ) 250 4.125 11/01/24 253
Timber Creek Community Development District Special Assessment(Þ) 400 4.625 11/01/29 413
Timber Creek Community Development District Special Assessment(Þ) 535 5.000 11/01/38 564
Tolomato Community Development District Special Assessment 500 3.500 05/01/24 501
Tolomato Community Development District Special Assessment(µ) 1,185 3.000 05/01/33 1,196
Tolomato Community Development District Special Assessment(µ) 935 3.000 05/01/37 925
Tolomato Community Development District Special Assessment(µ) 605 3.000 05/01/40 590
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 660
Village Community Development District No. 12 Special Assessment(Þ) 1,535 3.800 05/01/28 1,608
Volusia County School Board Certificate Of Participation(µ) 1,280 5.000 08/01/32 1,507
Watergrass Community Development District II Special Assessment 510 4.000 05/01/23 514
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 792
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,342
110,113
Georgia - 2.3%
Appling County Development Authority Revenue Bonds(~)(Ê) 1,300 1.520 09/01/41 1,300
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 3,875 3.000 02/01/23 3,974
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê) 285 2.250 05/25/23 290
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê) 5,600 1.000 11/01/52 5,600
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 500 2.925 03/12/24 522
Burke County Development Authority Revenue Bonds(~)(Ê) 525 2.150 06/13/24 531
City of Atlanta Department of Aviation Revenue Bonds 2,500 5.000 01/01/20 2,541
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae) 1,305 5.500 11/01/19 1,319
City of Atlanta Water & Wastewater Revenue Bonds(ae) 1,300 6.000 11/01/19 1,316
City of Atlanta Water & Wastewater Revenue Bonds(µ) 695 5.500 11/01/23 702
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,513
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 5.000 08/01/21 1,069
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê) 21,265 2.418 09/01/23 21,228
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê) 2,750 4.000 09/01/23 3,003
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê) 2,600 4.000 12/02/24 2,906
Main Street Natural Gas, Inc. Revenue Bonds 4,775 5.000 05/15/30 5,897
Morgan County Hospital Authority Revenue Bonds 10,000 2.750 09/01/19 10,006
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,154
64,871
Guam - 2.8%
Government of Guam Revenue Bonds 1,960 5.000 12/01/28 2,261
Guam Business Privilege Tax Revenue Bonds 7,860 5.000 11/15/26 8,999
Guam Government Business Privilege Tax Revenue Bonds 2,295 5.250 01/01/36 2,410
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 174
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 265
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 179
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,546
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 6,075
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 352
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 694
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 348
Guam Government Waterworks Authority Revenue Bonds 1,700 5.000 07/01/36 1,948
Guam Government Waterworks Authority Revenue Bonds 1,500 5.000 07/01/37 1,713
Guam Power Authority Revenue Bonds(µ) 2,190 5.000 10/01/24 2,434
Guam Power Authority Revenue Bonds 2,650 5.000 10/01/33 3,054
Guam Power Authority Revenue Bonds 3,925 5.000 10/01/34 4,412

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 3,076
Territory of Guam Revenue Bonds 2,750 5.000 12/01/19 2,780
Territory of Guam Revenue Bonds(ae) 500 5.375 12/01/19 507
Territory of Guam Revenue Bonds 400 5.000 12/01/21 428
Territory of Guam Revenue Bonds 5,060 5.000 12/01/22 5,523
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,726
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,402
Territory of Guam Revenue Bonds 4,675 5.000 12/01/29 5,358
Territory of Guam Revenue Bonds 2,260 5.000 12/01/30 2,573
Territory of Guam Revenue Bonds 9,625 5.000 01/01/31 10,114
Territory of Guam Revenue Bonds 785 5.000 01/01/32 823
Territory of Guam Revenue Bonds 2,015 5.000 12/01/33 2,264
Territory of Guam Revenue Bonds 555 5.000 12/01/35 619
77,057
Hawaii - 0.1%
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,412
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,577
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,423
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,358
Idaho Health Facilities Authority Revenue Bonds 1,500 5.000 12/01/30 1,641
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,710
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,875
Idaho Housing & Finance Association Revenue Bonds 1,000 4.000 07/21/49 1,055
Idaho State Building Authority Revenue Bonds 940 5.000 09/01/23 1,017
14,656
Illinois - 13.5%
Chicago Board of Education Capital Improvement Tax Bonds 10,000 5.750 04/01/33 11,783
Chicago Board of Education General Obligation Unlimited(µ) 990 5.500 12/01/19 1,002
Chicago Board of Education General Obligation Unlimited 4,000 5.000 12/01/20 4,139
Chicago Board of Education General Obligation Unlimited(µ) 4,000 4.638 12/01/23 3,595
Chicago Board of Education General Obligation Unlimited(µ) 675 5.000 12/01/25 787
Chicago Board of Education General Obligation Unlimited(µ) 810 5.000 12/01/26 960
Chicago Board of Education General Obligation Unlimited(µ) 15,875 5.000 12/01/27 19,091
Chicago Board of Education General Obligation Unlimited(µ) 10,880 3.808 12/01/28 8,283
Chicago Board of Education General Obligation Unlimited(µ) 2,750 5.000 12/01/28 3,351
Chicago Board of Education General Obligation Unlimited(µ) 1,880 4.052 12/01/30 1,310
Chicago Board of Education General Obligation Unlimited(µ) 1,750 4.322 12/01/30 1,220
Chicago Board of Education General Obligation Unlimited(µ) 8,000 5.000 12/01/31 9,563
Chicago Board of Education General Obligation Unlimited(µ) 6,500 5.000 12/01/32 7,741
Chicago Board of Education General Obligation Unlimited 325 5.000 04/01/34 363
Chicago Board of Education General Obligation Unlimited 250 5.000 04/01/35 279
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/35 1,177
Chicago Board of Education General Obligation Unlimited 225 5.000 04/01/36 250
Chicago Board of Education General Obligation Unlimited 210 5.000 04/01/37 232
Chicago Board of Education General Obligation Unlimited(Þ) 5,000 7.000 12/01/42 6,256
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 5,020
Chicago O'Hare International Airport Revenue Bonds 4,250 5.000 01/01/33 4,995
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,920 5.000 01/01/26 3,402
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/27 2,601
City of Chicago General Obligation Unlimited 6,570 5.000 12/01/23 6,825
City of Chicago General Obligation Unlimited 690 5.000 01/01/28 792
City of Chicago General Obligation Unlimited 1,370 5.000 01/01/29 1,568
City of Chicago General Obligation Unlimited(µ) 6,150 5.250 01/01/31 6,864
City of Chicago General Obligation Unlimited 2,500 5.500 01/01/35 2,945
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 4,018
City of Chicago General Obligation Unlimited 325 5.000 01/01/40 333

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 2,875 5.000 11/01/42 3,078
City of Chicago Illinois General Obligation Unlimited(µ) 575 5.000 12/01/19 577
City of Chicago Illinois General Obligation Unlimited 3,100 5.000 01/01/24 3,135
City of Chicago Illinois General Obligation Unlimited 1,400 5.000 01/01/36 1,495
City of Chicago Illinois General Obligation Unlimited 1,000 6.000 01/01/38 1,171
City of Chicago Illinois Midway Airport Revenue Bonds 940 5.000 01/01/30 1,074
City of Chicago Illinois Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 599
City of Chicago Illinois Motor Fuel Tax Revenue Bonds 725 5.000 01/01/29 773
City of Chicago Illinois Revenue Bonds(ae) 500 5.250 01/01/22 548
City of Chicago Illinois Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 566
City of Chicago Illinois Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 995
City of Chicago Illinois Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,820
City of Chicago Illinois Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,123
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,669
City of Chicago Waterworks Revenue Bonds(µ) 6,000 5.000 11/01/31 7,160
City of Country Club Hills General Obligation Unlimited(µ) 340 4.000 12/01/20 350
City of Country Club Hills General Obligation Unlimited(µ) 1,000 4.000 12/01/29 1,102
City of Springfield Illinois Electric Revenue Bonds 1,280 5.000 03/01/32 1,467
Cook County Community College District No 527 General Obligation Unlimited(µ) 580 4.000 12/15/36 637
Cook County Community College District No 527 General Obligation Unlimited(µ) 625 4.000 12/15/38 681
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,618
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ) 2,475 5.500 12/01/36 3,075
Cook County School District No 95 General Obligation Unlimited 465 4.000 12/01/24 518
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,497
County of Du Page Illinois General Obligation Limited 600 5.000 01/01/28 724
Governors State University Certificates of Participation(µ) 500 5.000 07/01/24 568
Governors State University Certificates of Participation(µ) 500 5.000 07/01/25 579
Illinois Finance Authority Education Revenue Bonds 580 5.000 09/01/25 636
Illinois Finance Authority Revenue Bonds 1,225 4.000 02/15/20 1,224
Illinois Finance Authority Revenue Bonds(ae) 2,500 5.750 02/15/20 2,561
Illinois Finance Authority Revenue Bonds 1,000 5.375 10/01/23 1,030
Illinois Finance Authority Revenue Bonds 1,000 5.375 10/01/24 1,029
Illinois Finance Authority Revenue Bonds 2,150 5.000 02/15/27 2,199
Illinois Finance Authority Revenue Bonds 1,000 6.000 10/01/28 1,002
Illinois Finance Authority Revenue Bonds 300 4.375 12/01/28 105
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 290
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,585
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 613
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 364
Illinois Finance Authority Revenue Bonds 1,265 5.000 08/01/30 1,502
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 288
Illinois Finance Authority Revenue Bonds 1,175 5.000 08/01/31 1,396
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 366
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/32 882
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 570
Illinois Finance Authority Revenue Bonds(~)(Ê) 2,200 1.500 07/01/35 2,200
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 230
Illinois Finance Authority Revenue Bonds 900 5.000 10/01/41 1,080
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 500 5.000 02/15/27 588
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 400 5.000 02/15/29 467
Illinois General Obligation Unlimited 3,250 5.000 11/01/25 3,629
Illinois General Obligation Unlimited 720 5.000 05/01/42 792
Illinois General Obligation Unlimited 720 5.000 05/01/43 791
Illinois Sports Facilities Authority Revenue Bonds(µ) 1,000 5.250 06/15/31 1,122
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,855
Illinois State University Revenue Bonds(µ) 435 5.000 04/01/21 457
Illinois State University Revenue Bonds(µ) 725 5.000 04/01/23 802

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois State University Revenue Bonds(µ) 360 5.000 04/01/24 408
Illinois State University Revenue Bonds(µ) 500 5.000 04/01/25 579
Kane County School District No 131 Aurora East Side General Obligation(µ) 3,920 5.000 12/01/27 4,824
Kane County School District No 131 Aurora East Side General Obligation(µ) 2,000 5.000 12/01/28 2,445
Kane County School District No 131 Aurora East Side General Obligation(µ) 2,000 5.000 12/01/29 2,432
Kendall County Forest Preserve District General Obligation Unlimited(µ) 1,000 5.000 01/01/20 1,015
Madison & Jersey Counties Unit School District No. 11 General Obligation Unlimited(µ) 185 5.000 03/01/28 219
McHenry & Kane Counties Community Consolidated School District No. 158 General
Obligation Unlimited(µ) 435 3.099 01/01/21 424
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ) 850 5.000 01/01/33 955
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 5.000 12/15/22 1,505
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 411
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 8,565 5.000 12/15/28 9,216
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,480
Metropolitan Pier & Exposition Authority Revenue Bonds 540 4.700 06/15/31 354
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 4.850 06/15/31 978
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 4.950 06/15/31 1,070
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 629
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 676
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 561
Sales Tax Securitization Corp. Revenue Bonds 4,185 5.000 01/01/28 5,016
Sales Tax Securitization Corp. Revenue Bonds 3,210 5.000 01/01/29 3,880
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/32 23,482
Sales Tax Securitization Corp. Revenue Bonds 6,590 5.000 01/01/35 7,611
Southern Illinois University Revenue Bonds(µ) 1,470 5.000 04/01/27 1,707
Southern Illinois University Revenue Bonds(µ) 850 5.000 04/01/28 980
Southwestern Illinois Development Authority Revenue Bonds(µ) 1,005 5.000 10/15/33 1,162
State of Illinois General Obligation Unlimited 5,000 5.000 11/01/19 5,038
State of Illinois General Obligation Unlimited(µ) 730 5.000 01/01/20 742
State of Illinois General Obligation Unlimited 440 5.000 11/01/20 456
State of Illinois General Obligation Unlimited 515 5.000 02/01/21 536
State of Illinois General Obligation Unlimited 3,000 5.000 07/01/21 3,157
State of Illinois General Obligation Unlimited 1,140 5.000 11/01/21 1,207
State of Illinois General Obligation Unlimited 3,025 4.000 02/01/22 3,146
State of Illinois General Obligation Unlimited 200 5.000 05/01/22 214
State of Illinois General Obligation Unlimited 225 5.000 07/01/22 242
State of Illinois General Obligation Unlimited(µ) 2,750 5.000 08/01/22 2,978
State of Illinois General Obligation Unlimited 130 4.000 01/01/23 134
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 439
State of Illinois General Obligation Unlimited 3,000 5.000 11/01/24 3,311
State of Illinois General Obligation Unlimited 240 4.000 01/01/25 247
State of Illinois General Obligation Unlimited 8,560 5.000 01/01/25 9,507
State of Illinois General Obligation Unlimited 2,290 5.000 08/01/25 2,446
State of Illinois General Obligation Unlimited 100 4.000 03/01/26 103
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 121
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 137
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 4,105
State of Illinois General Obligation Unlimited 385 4.000 09/01/27 385
State of Illinois General Obligation Unlimited 1,035 5.000 05/01/28 1,130
State of Illinois General Obligation Unlimited 3,100 5.000 10/01/28 3,598
State of Illinois General Obligation Unlimited 5,700 5.000 11/01/28 6,439
State of Illinois General Obligation Unlimited 3,000 5.000 10/01/29 3,460
State of Illinois General Obligation Unlimited 150 5.000 11/01/29 168
State of Illinois General Obligation Unlimited(µ) 4,500 4.000 02/01/30 4,912
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,359
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 270
State of Illinois General Obligation Unlimited 50 5.000 03/01/31 52

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 123
State of Illinois Revenue Bonds 5,090 4.500 06/15/36 5,209
Town of Cicero General Obligation Unlimited(µ) 785 5.000 01/01/21 821
Town of Cicero General Obligation Unlimited(µ) 825 5.000 01/01/22 888
Town of Cicero General Obligation Unlimited(µ) 915 5.000 01/01/24 1,034
Town of Cicero General Obligation Unlimited(µ) 500 5.000 01/01/25 578
Town of Cicero General Obligation Unlimited(µ) 1,010 5.000 01/01/26 1,191
University of Illinois Revenue Bonds 1,115 5.000 04/01/20 1,143
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,878
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,585
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,764
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,458
Village of Bellwood Illinois General Obligation Unlimited 400 5.875 12/01/27 451
Village of Bellwood Illinois General Obligation Unlimited(µ) 2,075 5.000 12/01/32 2,382
Village of East Dundee Illinois General Obligation Unlimited(µ) 420 4.000 12/01/23 457
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 750
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 759
Village of Rosemont General Obligation Unlimited(µ) 1,430 5.000 12/01/26 1,718
Village of Rosemont General Obligation Unlimited(µ) 1,500 5.000 12/01/27 1,816
Volo Village Special Service Area No. 3 & 6 Special Tax(µ) 1,094 5.000 03/01/34 1,256
West Chicago Park District General Obligation Unlimited(µ) 795 5.250 12/01/29 829
Western Illinois Economic Development Authority Revenue Bonds(µ) 1,140 5.000 01/01/27 1,302
Western Illinois Economic Development Authority Revenue Bonds(µ) 725 5.000 01/01/28 825
Western Illinois University Revenue Bonds(µ) 485 5.000 04/01/21 508
Western Illinois University Revenue Bonds(µ) 560 5.000 04/01/24 634
Will County School District No 114 Manhattan General Obligation Unlimited(µ) 1,630 3.500 01/01/25 1,744
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ) 985 5.000 12/01/24 1,149
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ) 1,450 5.000 12/01/25 1,727
378,036
Indiana - 0.2%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ) 1,000 5.000 08/15/23 1,039
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,607
Indiana Finance Authority Hospital Revenue Bonds(ae)(Ê) 1,145 2.080 11/01/23 1,150
Indiana Finance Authority Revenue Bonds(~)(Ê) 400 2.100 11/01/26 404
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 410
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 626
5,236
Iowa - 0.8%
City of Ames Iowa Revenue Bonds 2,000 5.000 06/15/31 2,358
City of Coralville Revenue Bonds 215 4.000 05/01/23 217
City of Coralville Revenue Bonds 555 4.000 05/01/25 555
City of Coralville Revenue Bonds 305 4.000 05/01/26 306
City of Coralville Revenue Bonds 600 4.000 05/01/27 601
City of Coralville Revenue Bonds 465 4.000 05/01/28 465
City of Coralville Revenue Bonds 975 4.000 05/01/29 966
City of Coralville Revenue Bonds 875 4.000 05/01/30 860
City of Orange Sewer Revenue Bonds(µ) 440 4.000 06/01/34 474
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,521
Iowa Finance Authority Revenue Bonds 5,000 4.000 07/01/47 5,576
Iowa Finance Authority Revenue Bonds 980 4.000 07/01/48 1,066
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,547
21,512
Kansas - 0.6%
Crawford County Unified School District General Obligation Unlimited(µ) 650 5.000 09/01/35 780
Johnson County Unified School District No 229 General Obligation Unlimited 5,955 5.000 10/01/20 6,222
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,110 5.000 04/01/31 1,317

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,000 5.000 04/01/32 1,180
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,000 5.000 04/01/38 1,143
Seward County Unified School District No. 480 Liberal General Obligation
Unlimited(ae) 4,000 5.000 09/01/22 4,466
Wyandotte County City Unified Government Revenue Bonds 1,960 4.500 06/01/40 2,023
17,131
Kentucky - 1.3%
County of Knox General Obligation Unlimited(µ) 505 5.000 10/01/35 598
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê) 1,080 2.363 11/01/27 1,064
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 3,036
Kentucky Economic Development Finance Authority Revenue Bonds 2,500 5.000 06/01/27 2,949
Kentucky Economic Development Finance Authority Revenue Bonds 1,935 4.000 07/01/31 2,015
Kentucky Municipal Power Agency Revenue Bonds(µ) 1,500 5.000 09/01/19 1,504
Kentucky Property & Building Commission Revenue Bonds(µ) 2,750 5.000 05/01/31 3,372
Kentucky Property & Building Commission Revenue Bonds(µ) 2,000 5.000 05/01/32 2,442
Kentucky Public Energy Authority Revenue Bonds(ae)(Ê) 7,500 4.000 06/01/25 8,307
Kentucky State Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 2,267
Louisville/Jackson County Metropolitan Government Health System Revenue Bonds 780 5.000 10/01/32 924
Louisville/Jackson County Metropolitan Sewer District Revenue Bond 495 5.000 05/15/30 535
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,100 5.000 10/01/33 2,475
Louisville/Jefferson County Metropolitan Government Revenue Bonds 3,000 4.000 10/01/34 3,233
34,721
Louisiana - 3.3%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 635 5.000 12/01/25 738
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,711
City of New Orleans Louisiana Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,139
City of Shreveport General Obligation Unlimited(µ) 2,000 5.000 08/01/28 2,457
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ) 1,020 5.000 12/01/31 1,255
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ) 3,955 5.000 12/01/32 4,660
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ) 1,000 5.000 12/01/33 1,170
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 20,070 1.210 08/01/35 20,070
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 27,900 1.210 12/01/40 27,900
Lafayette Consolidated Government Revenue Bonds(µ) 700 5.000 11/01/29 826
Louisiana Housing Corp. Revenue Bonds 1,865 4.500 12/01/47 2,067
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 2,500 5.000 10/01/28 3,141
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 3,250 3.500 11/01/32 3,393
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 470 5.000 10/01/33 573
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê) 220 1.500 04/02/23 220
Louisiana Public Facilities Authority Revenue Bonds(µ) 1,615 5.000 09/01/29 1,865
Louisiana Public Facilities Authority Revenue Bonds 595 5.000 11/01/33 675
Red River Parish School Board General Obligation Unlimited 570 5.000 03/01/27 707
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 777
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 7,000 5.000 05/01/21 7,469
State of Louisiana General Obligation Unlimited(ae) 2,760 5.000 08/01/22 3,077
State of Louisiana General Obligation Unlimited 4,105 5.000 03/01/36 5,091
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,498
92,479
Maine - 0.1%
Maine Turnpike Authority Revenue Bonds 3,225 5.000 07/01/42 3,517
Maryland - 0.6%
Baltimore Convention Center Hotel Revenue Bonds 1,150 5.000 09/01/33 1,338
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/34 1,160
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/35 1,158
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/36 1,156
Maryland Community Development Administration Revenue Bonds 4,855 4.500 09/01/48 5,385

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 395 5.125 06/01/20 408
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,794
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê) 1,100 1.480 04/01/35 1,100
State of Maryland Department of Transportation Revenue Bonds 2,995 4.000 09/01/27 3,568
Washington County Board of Commissioners Revenue Bonds 100 5.000 01/01/20 101
17,168
Massachusetts - 1.5%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,446
Commonwealth of Massachusetts General Obligation Limited(µ) 1,000 5.500 08/01/30 1,363
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,465
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê) 9,530 2.403 05/01/37 9,333
Commonwealth of Massachusetts General Obligation Unlimited 2,575 5.000 12/01/41 2,775
Massachusetts Bay Transportation Authority Revenue Bonds 9,000 2.380 07/01/21 8,810
Massachusetts Bay Transportation Authority Revenue Bonds(~)(ae)(Ê) 1,205 5.000 01/01/23 1,353
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê) 5,000 2.964 08/01/23 5,204
Massachusetts Development Finance Agency Revenue Bonds(Þ) 500 4.000 11/15/23 512
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/25 1,184
Massachusetts Development Finance Agency Revenue Bonds(Þ) 300 5.000 11/15/28 338
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,967
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 208
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 474
Massachusetts Housing Finance Agency Revenue Bonds 2,000 4.000 12/01/48 2,174
42,606
Michigan - 4.1%
Allendale Public School District General Obligation Unlimited 2,600 5.000 05/01/22 2,865
Allendale Public School District General Obligation Unlimited 2,700 5.000 05/01/23 3,060
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,730
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/20 1,017
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/21 1,042
City of Detroit General Obligation Unlimited 850 5.000 04/01/22 904
City of Detroit General Obligation Unlimited 850 5.000 04/01/23 919
City of Detroit General Obligation Unlimited 200 5.000 04/01/24 219
City of Detroit Michigan Sewage Disposal System Revenue Bonds 3,500 5.000 07/01/32 3,798
County of Wayne Michigan General Obligation Limited(µ) 3,000 5.000 02/01/34 3,008
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 700 5.000 07/01/30 793
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 1,785 5.000 07/01/31 2,014
Downriver Utility Wastewater Authority Revenue Bonds(µ) 895 5.000 04/01/28 1,106
Eastern Michigan University Revenue Bonds(µ) 740 5.000 03/01/30 902
Eastern Michigan University Revenue Bonds(µ) 2,000 5.000 03/01/31 2,424
Eastern Michigan University Revenue Bonds(µ) 1,000 5.000 03/01/33 1,199
Grand Rapids Public Schools General Obligation Unlimited(µ) 2,430 5.000 05/01/34 2,877
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 11/01/34 1,247
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 05/01/35 1,180
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 11/01/37 1,230
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 178
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 440
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 159
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 125
Grand Traverse County Hospital Finance Authority Revenue Bonds 325 5.000 07/01/29 401
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,229
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 9,036
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 135
Kalamazoo Hospital Finance Authority Revenue Bonds 1,500 4.000 05/15/31 1,624
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 1,015
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,182
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,639
Kent Hospital Finance Authority Revenue Bonds 1,505 5.000 11/15/19 1,521
Lansing Board of Water & Light Revenue Bonds 6,690 5.000 07/01/44 8,147

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 600 5.000 12/01/20 625
Michigan Finance Authority Revenue Bonds 730 5.000 12/01/21 780
Michigan Finance Authority Revenue Bonds 1,805 5.000 02/01/22 1,863
Michigan Finance Authority Revenue Bonds 770 5.000 12/01/22 843
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 734
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,351
Michigan Finance Authority Revenue Bonds 3,000 5.250 02/01/27 3,315
Michigan Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,111
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 5,221
Michigan Finance Authority Revenue Bonds 1,660 5.000 12/01/28 2,093
Michigan Finance Authority Revenue Bonds 1,385 5.000 07/01/29 1,548
Michigan Finance Authority Revenue Bonds 3,000 5.000 11/15/29 3,511
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,151
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,860
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 580
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,629
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 630
Michigan Finance Authority Revenue Bonds 820 5.000 12/01/39 882
Michigan State Housing Development Authority Revenue Bonds 4,935 4.250 06/01/49 5,410
Michigan State Housing Development Authority Revenue Bonds 7,000 4.250 12/01/49 7,704
Michigan Strategic Fund Revenue Bonds 1,015 5.250 06/01/32 1,059
Michigan Tobacco Settlement Finance Authority Revenue Bonds 2,525 5.125 06/01/22 2,528
Saline Economic Development Corp. Revenue Bonds 485 5.250 06/01/32 506
University of Michigan Revenue Bonds(ae)(Ê) 2,375 2.010 04/01/22 2,369
Wayne County Airport Authority Revenue Bonds 435 5.000 12/01/29 513
Wayne County Airport Authority Revenue Bonds(µ) 3,915 5.000 12/01/39 4,507
115,688
Minnesota - 0.9%
City of Crookston Revenue Bonds 5,410 5.000 05/01/34 6,035
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds 965 5.000 11/15/28 1,196
City of St Cloud Revenue Bonds 650 5.000 05/01/48 781
City of St Cloud Revenue Bonds 250 4.000 05/01/49 272
City of St Paul Housing & Redevelopment Authority Revenue Bonds(~)(ae)(Ê) 2,300 2.200 09/01/20 2,310
City of Wayzata Revenue Bonds 100 5.000 08/01/34 110
City of Wayzata Revenue Bonds 100 5.000 08/01/35 110
County of Kanabec Healthcare Revenue Bonds 4,000 2.750 12/01/19 4,002
Duluth Independent School District No 709 Certificate Participation 365 5.000 02/01/20 371
Duluth Independent School District No 709 Certificate Participation 320 5.000 02/01/22 347
Duluth Independent School District No 709 Certificate Participation 400 5.000 02/01/23 447
Duluth Independent School District No 709 Certificate Participation 395 5.000 02/01/26 474
Minnesota Higher Education Facilities Authority Revenue Bonds 1,010 5.000 10/01/28 1,243
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,243
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 705
State Paul Housing & Redevelopment Authority Revenue Bonds(ae) 4,395 5.000 11/15/20 4,610
24,256
Mississippi - 0.6%
Mississippi Business Finance Corp. Revenue Bonds(~)(ae)(Ê) 1,030 2.750 12/09/21 1,042
Mississippi Business Finance Corp. Revenue Bonds 1,150 2.500 04/01/22 1,151
Mississippi Business Finance Corp. Revenue Bonds(Ê) 300 1.540 12/01/30 300
Mississippi Development Bank Revenue Bonds(µ) 1,000 5.000 04/01/28 1,150
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 250
Mississippi Development Bank Revenue Bonds(µ) 1,000 5.000 03/01/34 1,165
Mississippi Development Bank Revenue Bonds(µ) 450 4.000 04/01/37 502
Mississippi Development Bank Revenue Bonds(µ) 700 4.000 04/01/38 776
Mississippi Development Bank Revenue Bonds 6,750 5.000 03/01/43 7,968
Mississippi Home Corp. Revenue Bonds 980 4.000 12/01/44 1,068

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,280
17,652
Missouri - 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds 810 5.000 10/01/28 812
Cape Girardeau County Industrial Development Authority Revenue Bonds 970 5.000 03/01/29 1,141
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,171
City of Kansas City Missouri Revenue Bonds 1,185 5.000 09/01/26 1,189
City of Kansas City Missouri Revenue Bonds 500 5.000 09/01/27 501
City of Kansas City Missouri Revenue Bonds 1,000 5.000 09/01/28 1,003
City of Kansas City Missouri Revenue Bonds 1,000 5.000 09/01/29 1,003
County of Boone Missouri Revenue Bonds 2,760 5.000 08/01/30 3,063
County of Boone Missouri Revenue Bonds 1,700 4.000 08/01/33 1,752
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 100 4.000 02/15/37 111
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 125 4.000 02/15/38 138
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 100 4.000 02/15/39 110
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 350 4.000 02/15/44 384
Industrial Development Authority of the City of St. Louis Revenue Bonds 595 4.375 11/15/35 629
Jackson County School District No R-IV Blue Springs General Obligation Unlimited 450 5.500 03/01/34 591
Kansas City Land Clearance Redevelopment Authority Tax Allocation 2,000 5.000 03/01/33 2,510
Kansas City Land Clearance Redevelopment Authority Tax Allocation 3,200 5.000 03/01/34 4,000
Lees Summit Industrial Development Authority Revenue Bonds 1,550 5.000 08/15/36 1,676
Maryland Heights Industrial Development Authority Revenue Bonds 1,500 4.375 03/15/30 1,587
23,371
Montana - 0.3%
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 775
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 498
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,208
Yellowstone County Lockwood School District No 26 General Obligation Unlimited 650 5.000 07/01/25 782
Yellowstone County Lockwood School District No 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,641
Yellowstone County Lockwood School District No 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,831
6,735
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,957
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,481
Central Plains Energy Project Revenue Bonds 1,565 5.000 09/01/32 1,698
Central Plains Energy Project Revenue Bonds 3,505 5.250 09/01/37 3,830
Nebraska Public Power District Revenue Bonds 2,000 4.000 01/01/21 2,079
Nebraska Public Power District Revenue Bonds 1,000 5.000 01/01/29 1,084
Scotts Bluff County Hospital Authority Revenue Bonds 1,000 5.000 02/01/20 1,013
15,142
Nevada - 0.5%
City of North Las Vegas NV General Obligation Limited(µ) 770 5.000 06/01/22 850
City of North Las Vegas NV General Obligation Limited(µ) 2,430 5.000 06/01/30 3,083
City of Reno Nevada General Obligation Limited 1,000 5.000 06/01/22 1,102
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 3,185
Nevada Department of Business & Industry Revenue Bonds(Þ) 270 3.125 07/15/22 272
Nevada Department of Business & Industry Revenue Bonds(Þ) 340 5.000 07/15/27 376
Nevada Department of Business & Industry Revenue Bonds(Þ) 750 4.500 12/15/29 800
State of Nevada General Obligation Limited 2,590 5.000 04/01/21 2,756
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,890
14,314
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(~)(ae)(Ê) 825 2.800 10/02/23 858
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,687
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 2,042
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,804
New Hampshire Health and Education Facilities Authority Revenue Bonds 2,180 5.000 06/01/28 2,828

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Revenue Bonds 1,730 5.000 08/01/32 2,058
New Hampshire Health and Education Facilities Authority Revenue Bonds 765 5.000 08/01/33 907
New Hampshire Health and Education Facilities Authority Revenue Bonds 810 5.000 08/01/34 957
New Hampshire Health and Education Facilities Authority Revenue Bonds 845 5.000 08/01/35 995
New Hampshire Health and Education Facilities Authority Revenue Bonds 895 5.000 08/01/36 1,050
New Hampshire Health and Education Facilities Authority Revenue Bonds 935 5.000 08/01/37 1,093
New Hampshire Health and Education Facilities Authority Revenue Bonds 985 5.000 08/01/38 1,148
New Hampshire Health and Education Facilities Authority Revenue Bonds 1,035 5.000 08/01/39 1,204
New Hampshire Health and Education Facilities Authority Revenue Bonds 1,090 5.000 08/01/40 1,264
19,895
New Jersey - 4.5%
Camden County Improvement Authority Revenue Bonds 2,000 5.000 02/15/28 2,260
Camden County Improvement Authority Revenue Bonds 300 5.000 02/15/32 333
Casino Reinvestment Development Authority Revenue Bonds 1,000 4.000 11/01/19 1,005
City of Atlantic City General Obligation Unlimited(µ) 500 5.000 03/01/25 589
City of Atlantic City General Obligation Unlimited(µ) 450 5.000 03/01/26 540
City of Atlantic City General Obligation Unlimited(µ) 750 5.000 03/01/32 891
City of Bayonne General Obligation Unlimited(µ) 1,500 5.000 07/01/33 1,771
City of Bayonne General Obligation Unlimited(µ) 1,865 5.000 07/01/34 2,195
City of New Brunswick General Obligation Unlimited(µ) 150 5.000 02/15/20 153
City of Trenton New Jersey General Obligation Unlimited(µ) 1,410 5.000 07/15/23 1,589
Jersey City General Obligation Unlimited 450 5.000 11/01/31 549
New Jersey Building Authority Revenue Bonds(µ) 580 5.000 06/15/28 691
New Jersey Economic Development Authority Revenue Bonds 2,765 5.000 06/15/20 2,848
New Jersey Economic Development Authority Revenue Bonds 75 5.000 06/15/21 80
New Jersey Economic Development Authority Revenue Bonds 2,045 5.000 06/15/23 2,228
New Jersey Economic Development Authority Revenue Bonds(µ) 700 5.500 09/01/24 823
New Jersey Economic Development Authority Revenue Bonds(µ) 515 5.250 07/01/26 616
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 916
New Jersey Economic Development Authority Revenue Bonds(µ) 2,005 5.000 07/01/28 2,441
New Jersey Economic Development Authority Revenue Bonds 1,690 5.000 06/15/29 1,890
New Jersey Economic Development Authority Revenue Bonds 340 3.000 06/01/32 352
New Jersey Economic Development Authority Revenue Bonds 660 5.000 06/01/32 804
New Jersey Economic Development Authority Revenue Bonds(µ) 1,720 5.000 07/01/35 2,020
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,707
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,143
New Jersey Economic Development Authority School Facilities Revenue Bonds(µ) 3,700 5.500 12/15/19 3,755
New Jersey Educational Facilities Authority Revenue Bonds(µ) 450 5.000 07/01/32 531
New Jersey Educational Facilities Authority Revenue Bonds(µ) 3,085 5.000 07/01/33 3,768
New Jersey Educational Facilities Authority Revenue Bonds 950 5.000 07/01/36 1,082
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,035 5.000 07/01/20 1,072
New Jersey Health Care Facilities Financing Authority Revenue Bonds 380 5.000 07/01/25 459
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 1,000 5.000 07/01/27 1,169
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,221
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,685
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 352
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,202
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 4,500 4.750 10/01/50 5,047
New Jersey State Turnpike Authority Revenue Bonds 5,550 5.000 01/01/22 6,054
New Jersey State Turnpike Authority Revenue Bonds 3,090 5.000 01/01/24 3,480
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 145 5.250 12/15/21 158
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,785 4.370 12/15/26 1,496
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,260 5.000 06/15/29 2,671
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 4.554 12/15/29 844
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/30 862
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,585 5.000 06/15/31 6,500
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 1,800 3.602 12/15/31 1,253

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 868
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,118
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,604
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 5,000 3.891 12/15/35 2,966
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 920
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 4.934 12/15/36 8,312
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,160
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 740
New Jersey Transportation Trust Fund Authority Revenue Bonds 21,585 4.975 12/15/38 11,048
New Jersey Turnpike Authority Revenue Bonds(ae) 2,330 5.000 07/01/22 2,591
New Jersey Turnpike Authority Revenue Bonds 890 5.000 01/01/23 1,006
New Jersey Turnpike Authority Revenue Bonds 3,375 5.000 01/01/32 4,064
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,420
Tobacco Settlement Financing Corp. Revenue Bonds 4,375 3.200 06/01/27 4,650
Town of Morristown General Obligation Unlimited 270 5.000 02/01/20 275
124,837
New Mexico - 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds 800 2.250 07/01/23 801
New Mexico Mortgage Finance Authority Revenue Bonds 2,785 4.250 07/01/49 3,068
New Mexico Mortgage Finance Authority Revenue Bonds 2,000 3.750 01/01/50 2,185
6,054
New York - 6.2%
Albany Capital Resource Corp. Revenue Bonds 1,570 4.000 06/01/29 1,661
Amherst Development Corp. Revenue Bonds 600 5.000 10/01/25 688
Amherst Development Corp. Revenue Bonds 630 5.000 10/01/26 733
Arlington Central School District General Obligation Unlimited Notes 408 3.000 11/07/19 410
Binghamton City School District General Obligation Unlimited Notes 500 3.500 11/15/19 503
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds 1,350 5.750 10/01/26 1,457
Build NYC Resource Corp. Revenue Bonds 1,445 5.000 08/01/19 1,445
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 615
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 854
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 722
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 600
City of New York New York General Obligation Unlimited 1,500 5.000 08/01/19 1,500
City of New York New York General Obligation Unlimited 2,550 5.000 08/01/21 2,748
City of New York New York General Obligation Unlimited 2,445 5.000 08/01/22 2,726
City of New York New York General Obligation Unlimited 6,420 5.000 08/01/23 7,394
City of Yonkers New York General Obligation Limited(µ)(ae) 615 5.000 03/15/21 655
County of Monroe General Obligation Limited(µ) 1,000 5.000 06/01/21 1,071
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 9,151
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,737
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 6,344
Hudson Yards Infrastructure Corp. Revenue Bonds 300 4.000 02/15/44 329
Island Park Union Free School District General Obligation Unlimited 6,470 3.000 08/28/19 6,478
Long Island Power Authority Electrical Systems Revenue Bonds 1,000 5.000 09/01/32 1,236
Long Island Power Authority Electrical Systems Revenue Bonds 750 5.000 09/01/33 924
Long Island Power Authority Electrical Systems Revenue Bonds 1,000 5.000 09/01/34 1,225
Long Island Power Authority Electrical Systems Revenue Bonds 1,250 5.000 09/01/35 1,525
Long Island Power Authority Electrical Systems Revenue Bonds 1,825 5.000 09/01/37 2,206
Long Island Power Authority Revenue Bonds(ae)(Ê) 2,700 2.493 10/01/23 2,712
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê) 4,000 2.288 04/06/20 4,004
Metropolitan Transportation Authority Revenue Bonds 6,000 4.000 07/01/20 6,149
Metropolitan Transportation Authority Revenue Bonds(ae) 5,455 5.000 11/15/24 6,443
Metropolitan Transportation Authority Revenue Bonds 8,320 5.000 11/15/25 9,283
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,622
New York City Industrial Development Agency Revenue Bonds(µ) 1,535 5.000 01/01/31 1,539
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 900 5.000 11/01/20 944
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,175 5.000 05/01/21 2,323

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,920 5.000 02/01/37 4,639
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 08/01/39 1,155
New York City Trust for Cultural Resources Revenue Bonds 940 5.000 07/01/21 991
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,563
New York State Dormitory Authority Revenue Bonds(ae) 2,400 5.000 05/01/21 2,567
New York State Dormitory Authority Revenue Bonds 725 5.000 05/15/23 804
New York State Dormitory Authority Revenue Bonds(µ) 430 5.250 07/01/23 486
New York State Dormitory Authority Revenue Bonds 6,725 5.000 12/15/23 7,590
New York State Dormitory Authority Revenue Bonds 6,790 5.000 07/01/26 7,743
New York State Dormitory Authority Revenue Bonds 1,000 5.000 08/01/27 1,234
New York State Dormitory Authority Revenue Bonds 13,920 5.000 03/15/32 17,709
New York State Dormitory Authority Revenue Bonds 100 5.000 07/01/32 124
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 4,000
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,848
New York State Dormitory Authority Revenue Bonds 710 5.000 07/01/34 874
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 116
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 104
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,244
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 115
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 133
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 472
Rockland County General Obligation Unlimited(µ) 2,170 5.000 05/01/26 2,687
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 3,500 4.250 10/01/47 3,834
Triborough Bridge & Tunnel Authority Revenue Bonds(µ) 1,000 5.500 11/15/20 1,058
Triborough Bridge & Tunnel Authority Revenue Bonds 5,170 5.000 11/15/33 6,359
Troy Capital Resource Corp. Revenue Bonds 1,000 5.000 09/01/20 1,040
TSASC, Inc. New York Revenue Bonds 1,500 5.000 06/01/29 1,770
Westchester County Healthcare Corp. Revenue Bonds 325 5.000 11/01/19 328
Westchester County Local Development Corp. Revenue Bonds 280 5.000 07/01/20 289
Westchester County Local Development Corp. Revenue Bonds 425 5.000 07/01/21 455
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,483
173,770
North Carolina - 1.0%
North Carolina Capital Facilities Finance Agency Revenue Bonds 9,525 5.000 10/01/41 10,328
North Carolina Capital Facilities Finance Agency Revenue Bonds 4,710 5.000 10/01/44 5,103
North Carolina Housing Finance Agency Homeownership Revenue Bonds 3,990 4.250 07/01/47 4,378
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 823
North Carolina Medical Care Commission Revenue Bonds 2,105 5.000 11/01/31 2,493
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 563
North Carolina Turnpike Authority Revenue Bonds(µ) 1,310 5.000 01/01/28 1,599
State of North Carolina General Obligation Unlimited 2,500 5.000 05/01/20 2,574
27,861
North Dakota - 0.2%
County of Burleigh North Dakota Revenue Bonds(ae) 500 5.000 07/01/21 536
North Dakota Housing Finance Agency Revenue Bonds 5,000 4.250 07/01/49 5,507
6,043
Ohio - 3.8%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,865 5.125 06/01/24 6,726
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,640 5.375 06/01/24 1,620
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,650 5.875 06/01/30 2,613
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,495 5.750 06/01/34 6,327
City of Cincinnati Ohio General Obligation Unlimited(ae) 1,815 5.000 06/01/22 2,013
City of Cleveland Income Tax Revenue Bonds(ae) 375 5.000 10/01/23 433
City of Cleveland Ohio Airport System Revenue Bonds(µ) 3,000 5.000 01/01/30 3,243
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 5,327
Cleveland Municipal School District General Obligation Unlimited 1,100 5.000 12/01/27 1,245
County of Cuyahoga Ohio Certificate Of Participation 14,065 5.000 12/01/27 16,093
County of Cuyahoga Ohio Certificate Of Participation 1,990 5.000 12/01/28 2,274

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Hamilton Ohio Revenue Bonds 1,350 5.000 01/01/31 1,518
County of Lucas Hospital Revenue Bonds 665 5.000 11/15/19 671
County of Miami-Dade Florida Revenue Bonds 450 5.000 09/01/36 482
County of Montgomery Ohio Revenue Bonds 510 5.750 11/15/22 536
County of Montgomery Ohio Revenue Bonds(Ê) 22,860 1.250 11/15/39 22,860
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 8,425
Lakewood City School District General Obligation Unlimited(ae) 875 5.000 11/01/22 984
Middletown City School District General Obligation Unlimited 5 5.250 12/01/34 6
North Olmsted City School District General Obligation Unlimited 420 1.750 12/01/19 421
Ohio Higher Educational Facility Commission Healthcare Revenue Bonds 250 5.000 01/01/28 270
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 631
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 904
Ohio Higher Educational Facility Commission Revenue Bonds 820 5.000 07/01/34 985
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 766
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 659
Ohio Housing Finance Agency Revenue Bonds 2,995 4.500 09/01/48 3,323
State of Ohio Revenue Bonds 3,500 5.000 12/15/22 3,881
State of Ohio Revenue Bonds 2,815 5.000 12/15/23 3,122
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 2,164
University of Cincinnati Revenue Bonds(Ê) 5,000 2.009 06/01/20 5,000
105,522
Oklahoma - 1.2%
Cache Educational Facilities Authority Revenue Bonds 3,570 5.000 09/01/28 4,517
Canadian County Educational Facilities Authority Revenue Bonds 1,090 4.000 09/01/25 1,245
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 4,398
Cleveland County Educational Facilities Authority Revenue Bonds 765 5.000 06/01/24 892
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/22 1,092
Oklahoma Development Finance Authority Revenue Bonds 750 5.000 08/15/23 840
Oklahoma Development Finance Authority Revenue Bonds 700 5.000 08/15/25 819
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/26 1,190
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,374
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.000 08/15/33 3,586
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,556
Oklahoma Housing Finance Agency Revenue Bonds 1,630 4.750 09/01/48 1,829
Oklahoma Water Resources Board Revenue Bonds 2,725 5.000 04/01/31 3,362
Oklahoma Water Resources Board Revenue Bonds 1,750 5.000 04/01/32 2,152
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,840
Tulsa County Industrial Authority Revenue Bonds 285 5.000 09/01/30 364
34,056
Oregon - 0.3%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds 145 5.000 10/01/19 146
Morrow County School District No. 1 General Obligation Unlimited(µ) 1,955 5.500 06/15/21 2,114
Oregon State Business Development Commission Revenue Bonds(~)(ae)(Ê) 1,950 2.400 08/14/23 2,019
Oregon State Facilities Authority Revenue Bonds(Þ) 750 5.000 10/01/36 787
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 615
State of Oregon General Obligation Unlimited 2,440 4.250 06/01/49 2,681
8,362
Pennsylvania - 5.8%
Allegheny County Higher Education Building Authority Revenue Bonds 410 5.000 10/15/19 412
Allegheny County Higher Education Building Authority Revenue Bonds 590 5.000 10/15/20 609
Allegheny County Higher Education Building Authority Revenue Bonds 615 5.000 10/15/21 650
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 908
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 956
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 988
Allegheny County Higher Education Building Authority Revenue Bonds 660 3.000 10/15/29 629
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,408
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,122
Allentown City School District General Obligation Ltd.(µ) 2,250 5.000 02/01/31 2,802

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown City School District General Obligation Ltd.(µ) 4,385 5.000 02/01/33 5,401
Allentown City School District General Obligation Ltd.(µ) 1,000 4.000 02/01/36 1,108
Allentown City School District General Obligation Ltd.(µ) 2,250 5.000 02/01/37 2,732
Berks County Municipal Authority Revenue Bonds(ae) 980 5.250 11/01/19 990
Berks County Municipal Authority Revenue Bonds 980 5.250 11/01/24 990
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 376
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 397
Butler County General Authority Revenue Bonds(µ)(Ê) 18,410 2.574 10/01/34 17,799
Chester County Industrial Development Authority Special Assessment(Þ) 275 4.375 03/01/28 285
City of Erie General Obligation Unlimited(µ) 3,750 3.619 11/15/37 2,085
City of Lancaster General Obligation Unlimited(µ) 375 5.000 05/01/27 462
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 6,012
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,990
City of Philadelphia Pennsylvania General Obligation Unlimited(ae) 3,210 5.250 07/15/21 3,465
City of Scranton General Obligation Unlimited(Þ) 1,815 5.000 09/01/21 1,919
City of Scranton General Obligation Unlimited(Þ) 1,925 5.000 09/01/22 2,080
City of Wilkes-Barre General Obligation Unlimited(µ) 1,000 4.000 11/15/38 1,055
City of York General Obligation Unlimited 105 5.000 11/15/24 122
City of York General Obligation Unlimited 1,955 5.000 11/15/26 2,298
City of York General Obligation Unlimited 1,755 5.000 11/15/27 2,092
Coatesville Area School District Building Authority Revenue Bonds(µ) 425 5.000 12/01/24 477
Coatesville Area School District Building Authority Revenue Bonds(µ) 385 5.000 12/01/25 431
Coatesville Area School District Building Authority Revenue Bonds(µ) 335 5.000 12/01/26 374
Coatesville Area School District Building Authority Revenue Bonds(µ) 360 5.000 12/01/27 401
Commonwealth Financing Authority Revenue Bonds(µ) 13,000 4.000 06/01/39 14,250
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,994
County of Luzerne General Obligation Unlimited(µ) 500 5.000 12/15/27 608
Dauphin County General Authority University Revenue Bonds(Þ) 3,425 4.000 10/15/22 3,476
Delaware County Authority Revenue Bonds 700 5.000 08/01/45 809
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,120 5.000 11/01/27 1,257
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,140 5.000 11/01/28 1,278
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,500 5.250 11/01/33 1,694
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê) 10,000 2.548 09/01/25 10,068
Erie City Water Authority Revenue Bonds(µ) 1,755 4.000 12/01/36 1,954
Erie City Water Authority Revenue Bonds(µ) 1,075 4.000 12/01/37 1,192
Erie City Water Authority Revenue Bonds(µ) 750 4.000 12/01/38 828
General Authority of Southcentral Pennsylvania Revenue Bonds 370 5.000 12/01/28 437
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 165
General Authority of Southcentral Pennsylvania Revenue Bonds 275 5.000 06/01/44 332
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 585
Mifflin County School District General Obligation Limited(µ) 1,000 5.000 09/01/30 1,166
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 165
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 165
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 164
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,136
North Penn Water Authority Revenue Bonds 1,190 5.000 11/01/30 1,284
Northampton County General Purpose Authority Revenue Bonds 285 5.000 10/01/30 330
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 172
Northern Tioga School District General Obligation Limited(µ) 650 5.000 04/01/30 788
Pennsylvania Economic Development Financing Authority Revenue Bonds 750 5.000 12/01/36 907
Pennsylvania Economic Development Financing Authority Revenue Bonds 750 5.000 12/01/38 900
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,517
Pennsylvania Higher Education Facilities Authority Revenue Bonds 110 5.250 05/01/24 117
Pennsylvania Turnpike Commission Revenue Bonds 4,500 5.250 12/01/44 5,486
Philadelphia Authority for Industrial Development Revenue Bonds 560 5.875 06/15/22 589
Philadelphia Authority for Industrial Development Revenue Bonds(µ) 510 5.000 12/01/29 624
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 8.000 01/01/33 2,213

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 1,250 5.000 07/01/21 1,318
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 375 4.000 09/01/34 425
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 150 5.000 09/01/34 187
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 75 4.000 09/01/35 85
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 265 5.000 09/01/35 330
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,300 5.000 09/01/36 1,611
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,300 5.000 09/01/37 1,604
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,040 5.000 09/01/38 1,279
School District of Philadelphia (The) General Obligation Limited(µ) 4,495 5.000 09/01/27 5,394
Scranton School District General Obligation Unlimited(µ) 490 5.000 06/01/32 595
Scranton School District General Obligation Unlimited(µ) 330 5.000 12/01/33 396
Scranton School District General Obligation Unlimited(µ) 575 5.000 06/01/34 693
Scranton School District General Obligation Unlimited(µ) 560 5.000 06/01/36 670
State Public School Building Authority Revenue Bonds 2,000 5.000 04/01/20 2,048
State Public School Building Authority Revenue Bonds 3,030 5.000 04/01/25 3,299
State Public School Building Authority Revenue Bonds(µ) 1,000 5.000 06/15/28 1,094
State Public School Building Authority Revenue Bonds(µ) 1,000 5.000 06/15/29 1,093
West Mifflin School District General Obligation Limited(µ) 1,000 5.000 04/01/28 1,185
West Mifflin School District General Obligation Limited(µ) 3,045 4.000 04/01/30 3,361
Western Wayne School District General Obligation Unlimited(µ) 565 5.000 04/01/21 600
160,742
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 430 5.250 07/01/20 439
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 190 5.500 07/01/20 193
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,000 5.250 07/01/21 1,010
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,055 4.000 07/01/22 1,077
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,305 5.375 07/01/25 1,372
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,005 5.250 07/01/26 1,051
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 415 4.250 07/01/27 419
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,000 5.250 07/01/27 1,028
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 8,635 5.000 07/01/35 8,991
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ) 3,875 5.000 07/01/28 3,981
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,000 5.500 07/01/28 2,045
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 3,830 5.000 07/01/33 3,859
Puerto Rico Commonwealth General Obligation Unlimited(µ) 235 5.500 07/01/20 240
Puerto Rico Commonwealth General Obligation Unlimited (µ) 635 5.000 07/01/31 645
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 190 5.000 07/01/20 190
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 345 5.000 07/01/31 348
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 1,125 4.500 07/01/36 1,128
Puerto Rico Electric Power Authority Revenue Bonds(µ) 1,815 5.000 07/01/21 1,838
Puerto Rico Electric Power Authority Revenue Bonds(µ) 385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê) 8,820 2.394 07/01/29 8,709
Puerto Rico Electric Power Authority Revenue Bonds(µ) 230 4.375 07/01/30 231
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 770 5.250 07/01/22 813
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 940 5.500 07/01/26 1,041
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 950 5.000 07/01/27 976
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 700 5.500 07/01/28 759
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 210 5.250 07/01/33 233
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/34 288
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 1,275 5.250 07/01/35 1,339
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 1,445 5.250 07/01/36 1,594
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 500 4.750 07/01/38 492
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/38 268
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/41 273
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 2,275 5.500 07/01/23 2,429
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 955 5.500 07/01/24 1,030
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 1,185 5.500 07/01/25 1,289

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 1,080 5.500 07/01/26 1,182
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 350 5.500 07/01/27 385
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ) 3,090 5.000 08/01/27 3,175
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 3,000 6.000 07/01/25 3,295
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,272 3.587 07/01/27 3,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 174 4.023 07/01/29 122
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,111 4.500 07/01/34 9,401
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,000 4.550 07/01/40 7,680
80,523
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ) 500 5.875 06/15/26 538
Rhode Island Commerce Corp. Revenue Bonds 2,610 5.000 06/15/27 3,174
Rhode Island Health & Educational Building Corp. Revenue Bonds 600 5.000 09/01/22 671
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 252
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,946
Rhode Island Health & Educational Building Corp. Revenue Bonds 250 5.000 08/15/28 319
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,469
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 375 5.000 05/15/32 474
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 300 5.000 05/15/33 378
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 300 5.000 05/15/36 370
10,591
South Carolina - 1.6%
Lee County School Facilities, Inc. Revenue Bonds(µ) 1,050 4.000 12/01/27 1,210
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,438
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,766
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,924
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,872
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,284
Piedmont Municipal Power Agency Revenue Bonds 1,000 5.000 01/01/20 1,016
Richland County School District No 1 General Obligation Unlimited 3,165 5.000 03/01/20 3,237
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds(ae) 3,755 5.250 08/01/23 4,355
South Carolina Public Service Authority Revenue Bonds 3,500 5.000 12/01/30 4,038
South Carolina Public Service Authority Revenue Bonds 2,180 5.000 12/01/31 2,615
South Carolina Public Service Authority Revenue Bonds 200 5.000 12/01/34 228
South Carolina Public Service Authority Revenue Bonds 5,000 5.000 12/01/41 5,825
South Carolina State Public Service Authority Revenue Bonds 3,130 5.000 12/01/36 3,340
South Carolina Transportation Infrastructure Bank Revenue Bonds(Ê) 2,875 2.050 10/01/22 2,881
Spartanburg Regional Health Services District Revenue Bonds 5,100 5.000 04/15/32 5,488
Sumter Two School Facilities, Inc. Revenue Bonds(µ) 1,360 5.000 12/01/26 1,610
44,127
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 920
Tennessee - 1.0%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 698
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 710
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 741
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 2,068
Memphis Sanitary Sewerage System Revenue Bonds 1,025 5.000 10/01/27 1,275
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds 2,200 5.000 07/01/35 2,574
Shelby County Health Educational & Housing Facilities Board Revenue Bonds(~)(µ)(Ê) 8,265 1.460 06/01/42 8,265
Tennergy Corp. Natural Gas Revenue Bonds(~)(ae)(Ê) 2,425 5.000 10/01/24 2,811
Tennessee Housing Development Agency Revenue Bonds 3,930 4.250 07/01/49 4,302
Tennessee Housing Development Agency Revenue Bonds 4,385 4.500 07/01/49 4,856
28,300
Texas - 6.0%
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,160

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arlington Higher Education Finance Corp. Revenue Bonds 450 5.000 12/01/27 561
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 618
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 948
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 782
Austin Community College District Public Facility Corp. Revenue Bonds 1,000 5.000 08/01/23 1,143
Austin Community College District Public Facility Corp. Revenue Bonds 1,000 5.000 08/01/24 1,176
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,842
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,629
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,374
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,666
Central Texas Turnpike System Revenue Bonds(µ) 860 2.187 08/15/23 804
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 569
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/37 560
City of Arlington Special Tax(µ) 1,000 5.000 02/15/32 1,218
City of Arlington Special Tax(µ) 1,785 5.000 02/15/34 2,159
City of Arlington Special Tax(µ) 3,620 5.000 02/15/37 4,370
City of Corpus Christi Texas Utility System Revenue Bonds 1,720 5.000 07/15/22 1,908
City of Donna Texas Revenue Bonds(µ) 1,090 5.000 02/15/31 1,242
City of El Paso Texas Water & Sewer Revenue Bonds 2,940 5.000 03/01/25 3,422
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,385
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,468
City of Hackberry Special Assessment 1,530 4.625 09/01/37 1,576
City of Houston Airport System Revenue Bonds 1,500 5.000 07/01/30 1,883
City of Houston Airport System Revenue Bonds 1,500 5.000 07/01/32 1,861
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,522
City of Houston Texas Revenue Bonds 1,890 5.000 09/01/20 1,966
City of Justin Special Assessment(Þ) 730 4.125 09/01/23 735
City of Justin Special Assessment(Þ) 910 4.625 09/01/28 928
City of Mesquite Special Assessment Revenue Bonds(Þ) 290 4.750 09/01/28 298
City of Mesquite Special Assessment Revenue Bonds(Þ) 595 5.250 09/01/38 620
City of Princeton Special Assessment(Þ) 595 4.375 09/01/28 611
City of San Antonio Texas Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 5,785
City of San Antonio Texas Water System Revenue Bonds 700 5.000 05/15/20 721
City of San Antonio Texas Water System Revenue Bonds 1,550 5.000 05/15/24 1,597
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,661
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,653
Conroe Independent School District General Obligation Unlimited 860 5.000 02/15/25 878
County of Harris Revenue Bonds(µ)(Ê) 3,235 2.468 08/15/35 3,111
Dallas/Fort Worth International Airport Revenue Bonds 3,395 5.000 11/01/27 3,808
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,165
Dallas/Fort Worth International Airport Revenue Bonds 1,340 5.000 11/01/29 1,402
Dallas/Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,322
Dallas/Fort Worth International Airport Revenue Bonds 1,825 5.000 11/01/30 1,909
Dallas/Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,736
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,420
Dickinson Independent School District General Obligation Unlimited 1,700 4.000 02/15/29 1,937
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,564
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,154
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 861
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,586
Harris County-Houston Sports Authority Revenue Bonds 1,215 5.000 11/15/31 1,382
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,897
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê) 655 2.200 06/01/20 660
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê) 715 2.400 06/01/21 729
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,226
Kerrville Health Facilities Development Corp. Revenue Bonds 1,100 4.000 08/15/19 1,101
Lancaster Independent School District General Obligation Unlimited(µ) 500 5.000 02/15/26 592

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Leander Independent School District General Obligation Unlimited 2,650 Zero coupon 08/15/24 915
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,289
Lubbock Independent School District General Obligation Unlimited 2,250 4.000 02/15/40 2,506
Matagorda County Navigation District No 1 Revenue Bonds 1,150 2.600 11/01/29 1,169
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê) 100 1.480 08/01/34 100
Montgomery County Toll Road Authority Revenue Bonds 1,650 5.000 09/15/30 1,891
New Hope Cultural Education Facilities Corp. Revenue Bonds 565 5.000 04/01/21 589
New Hope Cultural Education Facilities Corp. Revenue Bonds 650 5.000 04/01/22 694
New Hope Cultural Education Facilities Corp. Revenue Bonds 180 4.625 04/01/23 194
New Hope Cultural Education Facilities Corp. Revenue Bonds 500 5.000 04/01/29 544
New Hope Cultural Education Facilities Corp. Revenue Bonds 1,160 5.000 04/01/35 1,371
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 400 5.000 07/01/26 480
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 150 4.000 07/01/31 165
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 500 5.000 07/01/31 594
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 130 4.000 07/01/32 142
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 250 5.000 07/01/32 295
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 300 5.000 07/01/33 353
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,878
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 500 5.000 07/01/38 580
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 2,237
North Texas Tollway Authority Revenue Bonds 3,725 5.000 01/01/23 4,196
North Texas Tollway Authority Revenue Bonds 3,920 5.000 01/01/29 4,595
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,209
Reagan Hospital District of Reagan County General Obligation Limited 910 3.250 02/01/21 925
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 538
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,641
Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,181
San Antonio Water System Revenue Bonds(~)(ae)(Ê) 2,000 2.625 05/01/24 2,107
Southwest Houston Redevelopment Authority Tax Allocation(µ) 1,300 5.000 09/01/33 1,541
Southwest Houston Redevelopment Authority Tax Allocation(µ) 1,350 5.000 09/01/34 1,594
State of Texas General Obligation Unlimited 2,500 5.000 04/01/21 2,662
Texas Department of Housing & Community Affairs Revenue Bonds 10,000 4.000 03/01/50 11,162
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 3,510 6.250 12/15/26 4,112
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê) 1,600 2.080 09/15/27 1,578
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 900 5.000 12/15/24 998
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,515 5.000 12/15/27 3,873
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,445 7.500 12/31/31 1,482
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 7.500 06/30/33 1,319
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,400 6.875 12/31/39 2,453
University of Texas Revenue Bonds 1,290 5.000 08/01/26 1,603
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 930
Viridian Municipal Management District General Obligation Unlimited(µ) 1,000 6.000 12/01/27 1,226
Viridian Municipal Management District General Obligation Unlimited(µ) 500 6.000 12/01/32 614
Viridian Municipal Management District General Obligation Unlimited(µ) 995 6.000 12/01/33 1,223
Viridian Municipal Management District Special Assessment 516 3.000 12/01/22 516
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 761
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 2,035
168,921
Utah - 1.0%
Alpine School District General Obligation Unlimited 8,000 5.000 03/15/22 8,809
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 576
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 281
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 250
Utah Housing Corp. Revenue Bonds 3,500 4.500 07/21/49 3,704
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 112
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 114
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 165

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Infrastructure Agency Revenue Bonds 170 5.000 10/15/27 211
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 164
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 193
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,988
Utah Infrastructure Agency Telecommunication Revenue Bonds 2,650 5.000 10/15/32 2,916
Utah Infrastructure Agency Telecommunication Revenue Bonds 1,215 5.000 10/15/37 1,319
Utah State Charter School Finance Authority Revenue Bonds 465 5.250 10/15/28 526
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 587
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,347
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 562
Utah Transit Authority Revenue Bonds 4,300 5.000 12/15/35 5,349
29,173
Vermont - 0.1%
City of Burlington Vermont Airport Revenue Bonds(µ) 540 5.000 07/01/24 602
Vermont Housing Finance Agency Revenue Bonds 2,000 4.750 11/01/48 2,235
2,837
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue Bonds 2,670 5.000 10/01/25 2,701
Virgin Islands Public Finance Authority Revenue Bonds 2,385 5.000 10/01/29 2,409
Virgin Islands Public Finance Authority Revenue Bonds 820 6.625 10/01/29 822
Virgin Islands Public Finance Authority Revenue Bonds(µ) 1,680 5.000 10/01/32 1,828
Virgin Islands Public Finance Authority Revenue Bonds 1,290 6.750 10/01/37 1,290
9,050
Virginia - 0.4%
Ballston Quarter Community Development Authority Tax Allocation 500 5.000 03/01/26 523
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 1,064
Chesapeake Economic Development Authority Pollution Control Revenue Bonds(~)(Ê) 300 1.900 06/01/23 304
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 866
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,343
Henrico County Economic Development Authority Revenue Bonds(ae) 1,490 5.000 11/01/22 1,670
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 350 1.800 04/01/22 353
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(Ê) 175 1.900 06/01/23 178
Norfolk Airport Authority Revenue Bonds 275 5.000 07/01/35 345
Virginia College Building Authority Revenue Bonds(Þ) 585 5.000 07/01/20 598
Virginia College Building Authority Revenue Bonds(Þ) 710 5.250 07/01/30 787
Virginia Public School Authority Revenue Bonds 1,485 5.000 08/01/28 1,927
Virginia Resources Authority Revenue Bonds 90 5.000 11/01/21 98
York County Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê) 550 1.900 06/01/23 556
10,612
Washington - 1.4%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,827
County of King Washington Sewer Revenue Bonds 3,085 5.000 01/01/28 3,467
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds 1,060 3.750 09/01/19 1,061
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds 1,000 4.500 09/01/22 1,030
King County School District No 410 General Obligation Unlimited 3,125 4.000 12/01/30 3,593
King County School District No 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 807
Port of Seattle Washington Revenue Bonds 1,285 5.000 03/01/23 1,454
Port of Seattle Washington Revenue Bonds 2,470 5.000 08/01/30 2,725
Snohomish County School District No. 2 General Obligation Unlimited 2,000 5.000 12/01/19 2,026
Spokane County School District No 354 Mead General Obligation Unlimited 490 5.000 12/01/28 620
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,157
State of Washington General Obligation Unlimited 2,475 5.000 01/01/23 2,515
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 9,407
Washington County Board of Commissioners Revenue Bonds 1,295 5.000 07/01/37 1,556
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,725
Washington Health Care Facilities Authority Revenue Bonds 700 5.000 07/01/30 804

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington State Housing Finance Commission Revenue Bonds 2,995 4.000 12/01/48 3,260
40,034
West Virginia - 0.3%
West Virginia Hospital Finance Authority Revenue Bonds 2,380 5.000 01/01/28 2,919
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 532
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 596
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 494
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 369
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 278
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 324
West Virginia Hospital Finance Authority Revenue Bonds 325 5.000 01/01/35 388
West Virginia Hospital Finance Authority Revenue Bonds 670 5.000 01/01/36 795
West Virginia University Revenue Bonds 1,350 5.000 10/01/21 1,460
8,155
Wisconsin - 1.0%
City of Marshfield Wisconsin Electric System Revenue Bonds 4,000 5.500 12/01/30 4,231
City of Racine Waterworks System Revenue Bonds(µ) 785 5.000 09/01/28 979
City of Racine Waterworks System Revenue Bonds(µ) 1,170 5.000 09/01/29 1,455
City of Racine Waterworks System Revenue Bonds(µ) 1,590 4.000 09/01/37 1,750
Public Finance Authority Revenue Bonds 405 5.000 10/01/23 449
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 332
Public Finance Authority Revenue Bonds(Þ) 1,250 5.125 11/15/29 1,329
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae) 5,000 5.000 06/01/24 5,899
Wisconsin Department of Transportation Revenue Bonds 5,950 5.000 07/01/22 6,622
Wisconsin Health & Educational Facilities Authority Revenue Bonds 2,000 2.650 11/01/20 2,004
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê) 4,150 2.180 07/31/24 4,165
29,215
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds 3,960 3.625 07/15/39 4,169
County of Laramie Wyoming Revenue Bonds 1,000 4.000 05/01/22 1,047
5,216
Total Municipal Bonds
(cost $2,655,106) 2,776,051
Short-Term Investments - 0.3%
U.S. Cash Management Fund(@) 8,648,193 (∞) 8,652
Total Short-Term Investments
(cost $8,651)
8,652
Total Investments 99.5%
(identified cost $2,663,757) 2,784,703
Other Assets and Liabilities, Net - 0.5%
14,111
Net Assets - 100.0%
2,798,814

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.01 2,604
2,799
California Statewide Communities Development Authority Revenue Bonds 08/08/18 250,000 109.89 275
294
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 110.15 386
417
Celebration Pointe Community Development District Special Assessment 05/16/17 270,000 100.78 272
275
Centerra Metropolitan District No. 1 Tax Allocation 04/20/17 1,200,000 105.25 1,263
1,292
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.12 273
285
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.00 4,700
6,256
City of Justin Special Assessment 03/27/18 910,000 100.00 910
928
City of Justin Special Assessment 03/27/18 730,000 100.00 730
735
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
620
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
298
City of Princeton Special Assessment 04/24/18 595,000 100.00 595
611
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 104.11 1,890
1,919
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 105.54 2,032
2,080
Corkscrew Farms Community Development District Special Assessment 12/13/17 260,000 100.00 260
268
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100.00 85
86
Dauphin County General Authority University Revenue Bonds 07/13/17 3,425,000 99.84 3,420
3,476
Denver Health & Hospital Authority Revenue Bonds 08/23/17 1,000,000 112.02 1,120
1,168
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.14 1,588
1,696
Downtown Doral South Community Development District Special Assessment 09/10/18 500,000 100.00 500
505
East Bonita Beach Road Community Development District Special Assessment 08/29/18 110,000 100.00 110
111
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.79 339
350
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 108.85 109
110
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 113.01 141
142
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 114.87 115
116
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.53 804
862
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.76 151
162
Harmony West Community Development District Special Assessment 06/19/18 350,000 100.00 350
354
Harmony West Community Development District Special Assessment 06/19/18 450,000 100.00 450
463
Harmony West Community Development District Special Assessment 06/19/18 660,000 100.00 660
690
K-Bar Ranch II Community Development District Special Assessment 12/19/17 425,000 100.00 425
429
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 500,000 100.00 500
512
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.61 311
338
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
543
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.39 532
549
Nevada Department of Business & Industry Revenue Bonds 08/31/17 270,000 100.00 270
272
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 106.75 363
376
Nevada Department of Business & Industry Revenue Bonds 04/06/18 750,000 100.00 750
800
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.55 792
787
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.23 1,228
1,329
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 98.99 544
564
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 100.09 5,004
5,054
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
564
Timber Creek Community Development District Special Assessment 06/20/18 250,000 100.00 250
253
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.79 399
413
Village Community Development District No. 12 Special Assessment 03/16/18 1,535,000 100.00 1,535
1,608
Virginia College Building Authority Revenue Bonds 07/01/15 585,000 101.67 595
598
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 103.32 734
787
45,144
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Butler County General Authority Revenue Bonds USD 3 Month LIBOR 0.700
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Delaware Valley Regional Finance Authority Revenue Bonds USD 1 Month LIBOR 0.880

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Denver Health & Hospital Authority Revenue Bonds USD 3 Month LIBOR 1.100
Indiana Finance Authority Hospital Revenue Bonds SIFMA Municipal Swap Index 0.550
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Long Island Power Authority Revenue Bonds USD 1 Month LIBOR 0.750
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.750
Maricopa County Industrial Development Authority Revenue Bonds SIFMA Municipal Swap Index 0.380
Metropolitan Transportation Authority Revenue Bonds USD 1 Month LIBOR 0.570
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.670
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
Sacramento County Water Financing Authority Revenue Bonds USD 3 Month LIBOR 0.550
South Carolina Transportation Infrastructure Bank Revenue Bonds USD 1 Month LIBOR 0.450
Southeast Alabama Gas Supply District Revenue Bonds USD 1 Month LIBOR 0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds SIFMA Municipal Swap Index 0.550
University of Cincinnati Revenue Bonds USD 1 Month LIBOR 0.340
University of Michigan Revenue Bonds SIFMA Municipal Swap Index 0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds SIFMA Municipal Swap Index 0.650
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 675 USD 86,010 09/19
(1,248)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,248)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 23,030 Three Month LIBOR
(2)
3.250%
(4)
09/18/49
(5,110) (541) (5,651)
Total Open Interest Rate Swap Contracts (å)
(5,110) (541) (5,651)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 58,636 $ — $ — $ 58,636
Alaska
—
6,661 — — 6,661

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Arizona
—
52,537 — — 52,537
Arkansas
—
14,281 — — 14,281
California
—
250,732 — — 250,732
Colorado
—
62,359 — — 62,359
Connecticut
—
78,599 — — 78,599
Delaware
—
8,234 — — 8,234
District of Columbia
—
11,523 — — 11,523
Florida
—
110,113 — — 110,113
Georgia
—
64,871 — — 64,871
Guam — 77,057 — — 77,057
Hawaii — 1,412 — — 1,412
Idaho — 14,656 — — 14,656
Illinois — 378,036 — — 378,036
Indiana — 5,236 — — 5,236
Iowa — 21,512 — — 21,512
Kansas — 17,131 — — 17,131
Kentucky — 34,721 — — 34,721
Louisiana — 92,479 — — 92,479
Maine — 3,517 — — 3,517
Maryland — 17,168 — — 17,168
Massachusetts — 42,606 — — 42,606
Michigan — 115,688 — — 115,688
Minnesota — 24,256 — — 24,256
Mississippi — 17,652 — — 17,652
Missouri — 23,371 — — 23,371
Montana — 6,735 — — 6,735
Nebraska — 15,142 — — 15,142
Nevada — 14,314 — — 14,314
New Hampshire — 19,895 — — 19,895
New Jersey — 124,837 — — 124,837
New Mexico — 6,054 — — 6,054
New York — 173,770 — — 173,770
North Carolina — 27,861 — — 27,861
North Dakota — 6,043 — — 6,043
Ohio — 105,522 — — 105,522
Oklahoma — 34,056 — — 34,056
Oregon — 8,362 — — 8,362
Pennsylvania — 160,742 — — 160,742
Puerto Rico — 80,523 — — 80,523
Rhode Island — 10,591 — — 10,591
South Carolina — 44,127 — — 44,127
South Dakota — 920 — — 920
Tennessee — 28,300 — — 28,300
Texas — 168,921 — — 168,921
Utah — 29,173 — — 29,173
Vermont — 2,837 — — 2,837
Virgin Islands — 9,050 — — 9,050
Virginia — 10,612 — — 10,612

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Washington — 40,034 — — 40,034
West Virginia — 8,155 — — 8,155
Wisconsin — 29,215 — — 29,215
Wyoming — 5,216 — — 5,216
Short-Term Investments — — — 8,652 8,652
Total Investments — 2,776,051 — 8,652 2,784,703
Other Financial Instruments
T
Liabilities
Futures Contracts (1,248) — — — (1,248)
Interest Rate Swap Contracts — (5,651) — — (5,651)
Total Other Financial Instruments
*
$ (1,248) $ (5,651) $ — $ — $ (6,899)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 9.2%
Corporate Bonds and Notes - 6.8%
AbbVie, Inc.
2.900% due 11/06/22 300 303
Air Lease Corp.
2.500% due 03/01/21 300 300
American Electric Power Co., Inc.
2.150% due 11/13/20 600 598
Amgen, Inc.
4.100% due 06/15/21 500 513
ANR Pipeline Co.
9.625% due 11/01/21 200 229
Aviation Capital Group LLC
7.125% due 10/15/20 (Þ) 200 210
6.750% due 04/06/21 (Þ) 1,100 1,174
2.875% due 01/20/22 (Þ) 500 503
3.875% due 05/01/23 (Þ) 200 206
4.375% due 01/30/24 (Þ) 100 105
B.A.T. Capital Corp.
Series WI
2.764% due 08/15/22 400 400
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 406
2.750% due 07/15/21 (Þ) 600 598
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 606
Broadcom, Inc.
Series WI
2.200% due 01/15/21 400 397
Campbell Soup Co.
3.040% due 03/15/21 (Ê) 700 700
3.300% due 03/15/21 400 405
4.250% due 04/15/21 300 308
Celanese US Holdings LLC
4.625% due 11/15/22 300 317
Celgene Corp.
2.250% due 08/15/21 900 895
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 490
Comcast Corp.
2.759% due 10/01/21 (Ê) 900 904
Conagra Brands, Inc.
3.800% due 10/22/21 700 719
Consolidated Edison Co., Inc.
Series C
2.749% due 06/25/21 (Ê) 100 100
Constellation Brands, Inc.
2.250% due 11/06/20 500 499
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 605
CVS Health Corp.
3.173% due 03/09/21 (Ê) 200 201
Series 7YR
3.500% due 07/20/22 400 411
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,400 1,443
Duke Energy Corp.
3.028% due 05/14/21 (Ê)(Þ) 400 401
3.550% due 09/15/21 400 409
eBay, Inc.
2.600% due 07/15/22 300 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ERAC USA Finance LLC
4.500% due 08/16/21 (Þ) 200 208
2.600% due 12/01/21 (Þ) 700 701
Fresenius Medical Care US Finance, Inc.
5.750% due 02/15/21 (Þ) 1,000 1,045
General Mills, Inc.
2.862% due 04/16/21 (Ê) 900 901
General Motors Financial Co., Inc.
3.161% due 04/09/21 (Ê) 300 300
Georgia-Pacific LLC
5.400% due 11/01/20 (Þ) 100 104
Hewlett Packard Enterprise Co.
3.009% due 10/05/21 (Ê) 600 600
Hyundai Capital America
Series 144a
3.202% due 09/18/20 (Ê)(Þ) 900 901
International Lease Finance Corp.
8.625% due 01/15/22 400 455
Interpublic Group of Cos., Inc. (The)
3.500% due 10/01/20 700 708
Series 3YR
3.750% due 10/01/21 600 615
Keurig Dr Pepper, Inc.
Series WI
3.551% due 05/25/21 1,300 1,325
4.057% due 05/25/23 100 105
Komatsu Finance America, Inc.
2.118% due 09/11/20 300 298
2.437% due 09/11/22 300 299
Kraft Heinz Foods Co.
3.115% due 02/10/21 (Ê) 800 800
LG&E and KU Energy LLC
3.750% due 11/15/20 200 203
Masco Corp.
3.500% due 04/01/21 900 913
McDonald's Corp.
2.686% due 10/28/21 (Ê) 400 400
Molson Coors Brewing Co.
2.100% due 07/15/21 700 695
NetApp, Inc.
3.375% due 06/15/21 400 404
3.250% due 12/15/22 500 512
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 101
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 199
Philip Morris International, Inc.
Series 5YR
2.500% due 11/02/22 600 602
Rockwell Collins, Inc.
2.800% due 03/15/22 800 808
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 900 932
Series WI
6.250% due 03/15/22 300 324
Solvay Finance America LLC
3.400% due 12/03/20 (Þ) 400 403
Southern Co. (The)
2.350% due 07/01/21 1,000 997
Spirit AeroSystems , Inc.
3.210% due 06/15/21 (Ê) 200 199

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 338 339
VMware, Inc.
2.300% due 08/21/20 600 598
Volkswagen Group of America Finance
LLC
3.875% due 11/13/20 (Þ) 400 407
ZF NA Capital, Inc.
4.500% due 04/29/22 (Þ) 650 669
Zimmer Biomet Holdings, Inc.
3.169% due 03/19/21 (Ê) 300 300
35,026
International Debt - 2.2%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
4.625% due 10/30/20 400 410
3.500% due 05/26/22 150 153
Series WI
4.500% due 05/15/21 550 567
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 517
British Transco International Finance Co.
3.803% due 11/04/21 500 467
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 419
Coca-Cola European Partners PLC
4.500% due 09/01/21 600 620
Electricite de France SA
2.350% due 10/13/20 (Þ) 300 300
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 800 808
Lloyds Banking Group PLC
3.186% due 06/21/21 (Ê) 200 201
Mitsubishi Corp.
Series EMTn
2.625% due 07/14/22 300 301
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 1,000 989
Newcrest Finance Pty, Ltd.
4.450% due 11/15/21 (Þ) 400 414
NTT Finance Corp.
1.900% due 07/21/21 1,000 989
Pernod Ricard SA
5.750% due 04/07/21 (Þ) 700 737
4.450% due 01/15/22 (Þ) 700 734
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 916
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 700 748
TransCanada PipeLines , Ltd.
3.800% due 10/01/20 300 304
Volkswagen International Finance NV
4.000% due 08/12/20 (Þ) 400 406
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 308
11,308
Mortgage-Backed Securities - 0.2%
Ginnie Mae REMICS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H15 Class FG
3.030% due 08/20/68 (Ê) 299 294
Series 2019-20 Class FE
2.898% due 02/20/49 (Ê) 785 784
1,078
United States Government Treasuries - 0.0%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 216 221
Total Long-Term Investments
(cost $46,760) 47,633
Options Purchased - 0.2%
(Number of Contracts)
Brent Crude Oil Futures
Goldman Sachs Sep 2019 58.00
(5)(&) USD 4 (ÿ) 4
Goldman Sachs May 2020 59.00
(50)(&) USD 2,950 (ÿ) 264
Goldman Sachs May 2020 62.00
(50)(&) USD 3,100 (ÿ) 272
Crude Oil Futures
Goldman Sachs May 2020 60.00
(50)(&) USD 3,000 (ÿ) 266
Soybean Futures
Goldman Sachs Oct 2019 860.00
(12)(&) USD 516 (ÿ) —
Goldman Sachs Oct 2019 960.00
(12)(&) USD 576 (ÿ) —
Total Options Purchased
(cost $904) 806
Short-Term Investments - 87.3%
AbbVie, Inc.
2.500% due 05/14/20 300 300
B.A.T. Capital Corp.
Class A
2.750% due 06/15/20 (Þ) 700 701
Barclays Bank PLC
Series YCD
2.899% due 10/25/19 (Ê)(ž) 1,500 1,501
Daimler Finance NA LLC
2.250% due 03/02/20 (Þ) 500 499
Daimler Finance NA LLC
2.450% due 05/18/20 (Þ) 200 200
Danone SA
1.691% due 10/30/19 (Þ) 600 599
Deutsche Telekom International Finance
BV
2.225% due 01/17/20 (Þ) 800 798
Discovery Communications LLC
Series WI
2.800% due 06/15/20 400 400
Dominion Energy Gas Holdings LLC
2.500% due 12/15/19 400 400
DTE Energy Co.
2.400% due 12/01/19 300 300
Enterprise Products Operating LLC

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 01/31/20 700 710
Exelon Corp.
2.850% due 06/15/20 300 301
Federal Home Loan Bank Discount
Notes
1.149% due 08/02/19 (ç)(ž)(&) 2,400 2,400
1.149% due 08/02/19 2,400 2,400
Zero coupon due 08/07/19 (&) 5,300 5,298
1.975% due 08/09/19 (&) 600 600
2.260% due 08/14/19 (ç)(ž) 1,700 1,699
2.213% due 08/16/19 (&) 4,300 4,296
2.213% due 08/16/19 (ž) 15,900 15,885
Zero coupon due 08/21/19 (&) 900 899
2.230% due 08/28/19 (ž) 22,900 22,860
2.230% due 08/28/19 6,700 6,688
2.258% due 08/30/19 (ž) 8,800 8,784
2.258% due 08/30/19 (&) 2,800 2,795
2.360% due 09/04/19 (ç)(ž) 2,600 2,594
2.212% due 09/11/19 (ç)(ž) 4,200 4,189
2.212% due 09/11/19 (&) 5,700 5,686
2.153% due 09/13/19 (&) 1,600 1,596
Zero coupon due 09/25/19 (ž) 22,700 22,625
Zero coupon due 09/25/19 (&) 5,000 4,984
2.123% due 10/04/19 (ž) 4,300 4,284
Florida Gas Transmission Co. LLC
5.450% due 07/15/20 (Þ) 400 411
Ford Motor Credit Co. LLC
2.597% due 11/04/19 1,000 1,000
General Motors Financial Co., Inc.
3.150% due 01/15/20 200 200
3.200% due 07/13/20 400 402
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/20 (Þ) 600 598
Imperial Brands Finance PLC
2.950% due 07/21/20 (Þ) 800 802
Kraft Heinz Foods Co.
Series WI
2.800% due 07/02/20 400 401
Kroger Co. (The)
Series GMTN
1.500% due 09/30/19 300 299
Pioneer Natural Resources Co.
7.500% due 01/15/20 400 409
Ryder System, Inc.
2.650% due 03/02/20 600 601
Sempra Energy
2.400% due 03/15/20 700 699
Southern Co. (The)
2.750% due 06/15/20 400 401
Suntory Holdings, Ltd.
2.550% due 09/29/19 (Þ) 200 200
TTX Co.
2.600% due 06/15/20 (Þ) 550 550
U.S. Cash Management Fund (@)(&) 201,490,058(∞) 201,569
United States Treasury Bills
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.971% due 08/20/19 (&) 9,380 9,370
2.148% due 09/12/19 (&) 9,775 9,751
0.904% due 10/01/19 (&) 600 599
2.083% due 01/30/20 (ž) 91,000 90,734
2.083% due 01/30/20 (&) 4,000 3,988
Volkswagen Group of America Finance
LLC
2.450% due 11/20/19 (Þ) 500 500
ZF NA Capital, Inc.
4.000% due 04/29/20 (Þ) 300 301
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/20 600 601
Total Short-Term Investments
(cost $451,551) 451,657
Total Investments 96.7%
(identified cost $499,215) 500,096
Other Assets and Liabilities,
Net - 3.3%
17,216
Net Assets - 100.0%
517,312

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Commodity Strategies Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
4.5%
Aviation Capital Group LLC 05/08/18 500,000 98.03 490
503
Aviation Capital Group LLC 09/14/18 200,000 104.04 208
210
Aviation Capital Group LLC 01/16/19 200,000 98.03 196
206
Aviation Capital Group LLC 04/23/19 1,100,000 105.76 1,163
1,174
Aviation Capital Group LLC 06/18/19 100,000 104.58 105
105
B.A.T. Capital Corp. 03/09/18 700,000 99.67 698
701
Bayer US Finance II LLC 06/19/18 400,000 100.07 400
406
Bayer US Finance II LLC 09/26/18 600,000 98.54 591
598
BG Energy Capital PLC 04/12/18 500,000 101.49 507
517
BMW US Capital LLC 04/24/18 600,000 99.77 599
606
Crown Castle Towers LLC 04/10/18 600,000 99.14 595
605
Daimler Finance NA LLC 03/28/18 200,000 99.48 199
200
Daimler Finance NA LLC 03/29/18 500,000 99.52 498
499
Danone SA 03/26/18 600,000 99.70 598
599
Dell International LLC / EMC Corp. 06/15/16 1,400,000 100.86 1,411
1,443
Deutsche Telekom International Finance BV 03/22/18 800,000 99.64 797
798
Duke Energy Corp. 05/11/18 400,000 100.00 400
401
Electricite de France SA 04/13/18 300,000 99.16 297
300
ERAC USA Finance LLC 05/31/17 700,000 98.50 690
701
ERAC USA Finance LLC 03/22/19 200,000 102.60 205
208
Florida Gas Transmission Co. LLC 10/23/18 400,000 101.76 407
411
Fresenius Medical Care US Finance, Inc. 04/19/18 1,000,000 103.03 1,030
1,045
Georgia-Pacific LLC 07/16/18 100,000 102.58 103
104
Harley-Davidson Financial Services, Inc. 04/10/18 600,000 99.46 597
598
Hyundai Capital America 09/14/18 900,000 100.00 900
901
Imperial Brands Finance PLC 03/16/18 800,000 99.57 797
802
Mondelez International Holdings Netherlands BV 09/18/18 1,000,000 96.43 965
989
Newcrest Finance Pty, Ltd. 04/27/18 400,000 101.27 405
414
Nissan Motor Acceptance Corp. 03/27/19 200,000 97.81 196
199
Pernod Ricard SA 06/12/18 700,000 101.92 713
734
Pernod Ricard SA 11/06/18 700,000 103.91 727
737
Seven & i Holdings Co., Ltd. 09/11/18 900,000 100.00 900
916
Solvay Finance America LLC 04/02/18 400,000 100.33 401
403
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 337,500 100.02 338
339
Suntory Holdings, Ltd. 03/23/18 200,000 99.92 200
200
Takeda Pharmaceutical Co., Ltd. 11/19/18 700,000 104.77 733
748
TTX Co. 04/03/18 550,000 99.63 548
550
Volkswagen Group of America Finance LLC 12/21/16 500,000 99.81 499
500
Volkswagen Group of America Finance LLC 04/11/19 400,000 101.01 404
407
Volkswagen International Finance NV 04/18/18 400,000 100.69 403
406
Woodside Finance, Ltd. 04/25/18 300,000 101.28 304
308
ZF NA Capital, Inc. 04/04/18 650,000 101.40 659
669
ZF NA Capital, Inc. 10/17/18 300,000 100.16 300
301
23,461
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 317
Variable Rate Securities
Securities Referenced Rate Spread %
Barclays Bank PLC USD 3 Month LIBOR 0.400
Campbell Soup Co. USD 3 Month LIBOR 0.630
Comcast Corp. USD 3 Month LIBOR 0.440
Consolidated Edison Co., Inc. USD 3 Month LIBOR 0.400
CVS Health Corp. USD 3 Month LIBOR 0.720
Duke Energy Corp. USD 3 Month LIBOR 0.500
General Mills, Inc. USD 3 Month LIBOR 0.540
General Motors Financial Co., Inc. USD 3 Month LIBOR 0.850
Ginnie Mae REMICS USD 1 Month LIBOR 0.400
Ginnie Mae REMICS USD 12 Month LIBOR 0.150
Hewlett Packard Enterprise Co. USD 3 Month LIBOR 0.720
Hyundai Capital America USD 3 Month LIBOR 0.800
Kraft Heinz Foods Co. USD 3 Month LIBOR 0.570
Lloyds Banking Group PLC USD 3 Month LIBOR 0.800
McDonald's Corp. USD 3 Month LIBOR 0.430
Spirit AeroSystems , Inc. USD 3 Month LIBOR 0.800
Zimmer Biomet Holdings, Inc. USD 3 Month LIBOR 0.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Aluminum Futures 11 USD 492 09/19
275
Aluminum Futures 135 USD 6,118 12/19
146
Brent Crude / Dubai Crude Oil Futures 1 USD 3 01/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 02/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 03/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 04/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 05/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 06/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 07/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 08/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 09/20
—
Brent Crude / Dubai Crude Oil Futures 1 USD 3 10/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 11/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 3 12/20
(1)
Brent Crude Oil Futures 83 USD 5,319 10/19
108
Brent Crude Oil Futures 104 USD 6,496 04/20
(15)
Brent Crude Oil Futures 89 USD 5,422 10/20
61
Brent Crude Oil Futures 18 USD 1,075 04/21
(7)
Brent Crude Oil Futures 202 USD 11,898 10/21
(627)
Brent Crude Oil Futures 16 USD 850 11/21
(9)
Brent Crude Oil Futures 51 USD 2,980 04/22
66
Brent Crude Oil Futures 72 USD 4,198 10/22
181
Brent Crude Oil Futures 12 USD 781 05/23
(17)
Brent Crude Oil Futures 25 USD 1,468 10/23
14
Brent Crude Oil Futures 11 USD 710 04/25
12
Chicago Ethanol Futures 1 USD 62 01/20
(2)
Chicago Ethanol Futures 1 USD 63 02/20
(2)
Chicago Ethanol Futures 1 USD 63 03/20
(1)
Cocoa Futures 1 USD 23 09/19
(1)
Cocoa Futures 421 USD 10,104 12/19
(451)
Coffee "C" Futures 17 USD 659 12/19
39

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Coffee Futures 6 USD 224 09/19
(7)
Copper Futures 6 USD 400 09/19
4
Copper Futures 73 USD 4,884 12/19
323
Copper Futures 35 USD 5,193 11/27
(287)
Corn Futures 139 USD 2,782 09/19
144
Corn Futures 1,173 USD 24,047 12/19
(2,310)
Corn Futures 30 USD 631 03/20
(47)
Corn Futures 35 USD 746 05/20
(53)
Corn Futures 35 USD 753 07/20
48
Corn Futures 3 USD 62 12/20
1
Cotton No. 2 Futures 532 USD 16,981 12/19
409
Ethanol Futures 6 USD 367 08/19
7
Ethanol Futures 18 USD 1,108 10/19
40
Ethanol Futures 18 USD 1,111 11/19
53
Ethanol Futures 18 USD 1,115 12/19
48
Gasoline RBOB Futures 17 USD 1,330 08/19
(22)
Gasoline RBOB Futures 1 USD 70 10/19
(1)
Gasoline RBOB Futures 288 USD 19,834 11/19
(577)
Gold 100oz Futures 187 USD 26,886 12/19
1,679
Henry Hub Natural Gas Futures 8 USD 47 03/20
(6)
Henry Hub Natural Gas Futures 8 USD 47 04/20
(6)
Henry Hub Natural Gas Futures 8 USD 48 05/20
(5)
Henry Hub Natural Gas Futures 8 USD 49 06/20
(4)
Henry Hub Natural Gas Futures 8 USD 49 07/20
(4)
Henry Hub Natural Gas Futures 8 USD 49 08/20
(5)
Henry Hub Natural Gas Futures 8 USD 49 09/20
(4)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 01/20
1
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 02/20
1
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 03/20
1
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 04/20
1
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 05/20
1
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 06/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 07/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 08/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 09/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 10/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 11/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 3 12/20
—
Lead Futures 5 USD 740 09/19
(34)
Lead Futures 5 USD 252 12/19
3
Lean Hogs Futures 24 USD 682 10/19
87
Live Cattle Futures 53 USD 2,282 10/19
14
Low Sulphur Gasoil Futures 38 USD 2,277 12/19
(145)
Low Sulphur Gasoil Futures 33 USD 1,992 09/19
116
Natural Gas Futures 22 USD 421 08/19
21
Natural Gas Futures 54 USD 1,330 09/19
(256)
Natural Gas Futures 66 USD 1,663 11/19
124
Natural Gas Futures 27 USD 713 12/19
24
Natural Gas Futures 16 USD 405 02/20
(28)
Natural Gas Futures 55 USD 1,289 03/20
124
Natural Gas Futures 14 USD 336 04/20
(36)
Natural Gas Futures 1 GBP 13 05/20
1
Natural Gas Futures 1 GBP 14 06/20
2
Natural Gas Futures 1 GBP 14 07/20
2
Natural Gas Futures 1 GBP 15 08/20
—
Natural Gas Futures 39 USD 957 09/20
(71)
Natural Gas Futures — USD — 02/21
—
Natural Gas Futures 1 GBP 15 03/21
1
Natural Gas Futures 1 GBP 14 04/21
(1)
Natural Gas Futures 1 GBP 14 05/21
(1)
Natural Gas Futures 1 GBP 14 06/21
(1)
Natural Gas Futures 1 GBP 14 07/21
(1)
Natural Gas Futures 1 GBP 14 08/21
—
New York Harbor ULSD Futures 3 USD 248 08/19
1
New York Harbor ULSD Futures 1 USD 83 10/19
(2)
New York Harbor ULSD Futures 173 USD 14,386 11/19
148
Nickel Futures 11 USD 957 09/19
(50)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 319
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Nickel Futures 15 USD 1,307 12/19
42
Palladium Futures 22 USD 3,351 12/19
(24)
Platinum Futures 320 USD 14,063 10/19
1,127
Silver Futures 22 USD 1,805 09/19
87
Soybean Futures 277 USD 12,209 11/19
246
Soybean Futures 441 USD 13,468 12/19
459
Soybean Futures 19 USD 850 01/20
7
Soybean Futures 8 USD 363 03/20
—
Soybean Futures 11 USD 506 05/20
(9)
Soybean Futures 4 USD 188 11/20
1
Soybean Oil Futures 1,269 USD 21,494 12/19
205
Sugar 11 Futures 4 USD 55 09/19
1
Sugar 11 Futures 1,186 USD 17,533 02/20
(80)
Wheat Futures 73 USD 1,673 09/19
(117)
Wheat Futures 465 USD 9,980 12/19
1,058
Wheat Futures 17 USD 437 07/20
(12)
White Sugar Futures 29 USD 470 09/19
(13)
White Sugar Futures 28 USD 483 02/20
7
WTI Crude Oil Futures 227 USD 13,280 12/19
361
WTI Crude Oil Futures 6 USD 32 12/19
6
WTI Crude Oil Futures 3 USD 18 09/19
1
WTI Crude Oil Futures 6 USD 35 08/19
1
WTI Crude Oil Futures 6 USD 351 08/19
(2)
WTI Crude Oil Futures 5 USD 293 09/19
(5)
WTI Crude Oil Futures 21 USD 1,225 12/19
(98)
WTI Crude Oil Futures — USD — 02/20
(50)
WTI Crude Oil Futures 26 USD 1,494 03/20
135
WTI Crude Oil Futures 74 USD 4,167 04/20
189
WTI Crude Oil Futures 14 USD 795 05/20
15
WTI Crude Oil Futures 13 USD 730 07/20
(58)
WTI Crude Oil Futures 9 USD 503 08/20
11
WTI Crude Oil Futures 203 USD 10,946 09/20
(281)
WTI Crude Oil Futures 243 USD 13,416 11/20
(480)
WTI Crude Oil Futures 6 USD 324 05/21
4
WTI Crude Oil Futures 175 USD 9,294 11/21
33
WTI Crude Oil Futures 6 USD 315 05/22
(1)
WTI Crude Oil Futures 47 USD 2,464 11/22
74
WTI Crude Oil Futures 8 USD 469 05/23
(31)
WTI Crude Oil Futures 14 USD 739 11/23
9
WTI Crude Oil Futures 135 USD 7,898 04/26
(688)
WTI Crude Oil Futures 2 USD 114 04/27
4
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 12 08/19
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 10 09/19
5
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 9 10/19
3
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 8 11/19
2
WTI Houston (Argus) / WTI Trade Month Futures 4 USD 11 12/19
6
WTI Houston (Argus) / WTI Trade Month Futures 4 USD 11 01/20
5
WTI Houston (Argus) / WTI Trade Month Futures 4 USD 11 02/20
5
WTI Houston (Argus) / WTI Trade Month Futures 4 USD 11 03/20
6
WTI Houston (Argus) / WTI Trade Month Futures 4 USD 11 04/20
6
WTI Houston (Argus) / WTI Trade Month Futures 4 USD 10 05/20
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 7 06/20
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 7 07/20
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 7 08/20
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 7 09/20
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 7 10/20
6
WTI Houston (Argus) / WTI Trade Month Futures 3 USD 7 11/20
6
WTI Midland (Argus) / WTI Financial Futures 4 USD 1 12/19
1
WTI Midland (Argus) / WTI Financial Futures 4 USD 1 01/20
1
WTI Midland (Argus) / WTI Financial Futures 4 USD 1 02/20
1
WTI Midland (Argus) / WTI Financial Futures 4 USD 2 03/20
—
WTI Midland (Argus) / WTI Financial Futures 4 USD 2 04/20
—
WTI Midland (Argus) / WTI Financial Futures 4 USD 2 05/20
—
WTI Midland (Argus) / WTI Financial Futures 3 USD 2 06/20
—
WTI Midland (Argus) / WTI Financial Futures 3 USD 2 07/20
—
WTI Midland (Argus) / WTI Financial Futures 3 USD 2 08/20
—
WTI Midland (Argus) / WTI Financial Futures 3 USD 2 09/20
—

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
WTI Midland (Argus) / WTI Financial Futures 3 USD 2 10/20
—
WTI Midland (Argus) / WTI Financial Futures 3 USD 2 11/20
—
Zinc Futures 10 USD 611 12/19
(2)
Zinc Futures 4 USD 245 06/22
(74)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,379
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Citigroup
Call 19 57.50 USD 1,093 08/15/19
(37)
Brent Crude Oil Futures
Goldman Sachs
Call 24 68.00 USD 20 08/27/19
(20)
Brent Crude Oil Futures
Goldman Sachs
Call 5 5.00 USD 25 08/29/19
(1)
Brent Crude Oil Futures
Goldman Sachs
Call 12 64.00 USD 768 09/17/19
(6)
Brent Crude Oil Futures
Goldman Sachs
Call 5 68.00 USD 7 09/25/19
(7)
Brent Crude Oil Futures
Goldman Sachs
Call 12 68.50 USD 15 09/25/19
(15)
Brent Crude Oil Futures
Goldman Sachs
Call 24 69.00 USD 26 09/25/19
(26)
Brent Crude Oil Futures
Goldman Sachs
Call 5 5.00 USD 25 09/27/19
(2)
Brent Crude Oil Futures
Goldman Sachs
Call 5 5.00 USD 25 10/30/19
(3)
Brent Crude Oil Futures
Goldman Sachs
Call 8 65.00 USD 36 04/27/20
(36)
Brent Crude Oil Futures
Goldman Sachs
Call 9 65.25 USD 40 04/27/20
(40)
Brent Crude Oil Futures
Goldman Sachs
Call 8 65.50 USD 35 04/27/20
(35)
Brent Crude Oil Futures
Goldman Sachs
Call 25 66.50 USD 97 04/27/20
(96)
Brent Crude Oil Futures
Goldman Sachs
Call 25 69.00 USD 72 04/27/20
(71)
Brent Crude Oil Futures
Goldman Sachs
Put 5 9.00 USD 45 08/29/19
—
Brent Crude Oil Futures
Goldman Sachs
Put 5 9.00 USD 45 09/27/19
—
Brent Crude Oil Futures
Goldman Sachs
Put 5 9.00 USD 45 10/30/19
(1)
Brent Crude Oil Futures
Goldman Sachs
Put 8 65.00 USD 57 04/27/20
(57)
Brent Crude Oil Futures
Goldman Sachs
Put 9 65.25 USD 65 04/27/20
(65)
Brent Crude Oil Futures
Goldman Sachs
Put 8 65.50 USD 59 04/27/20
(59)
Brent Crude Oil Futures
Goldman Sachs
Put 25 66.50 USD 198 04/27/20
(197)
Brent Crude Oil Futures
Goldman Sachs
Put 25 69.00 USD 235 04/27/20
(234)
Crude Oil Futures
Goldman Sachs
Call 24 57.00 USD 1,368 08/15/19
(55)
Crude Oil Futures
Goldman Sachs
Call 12 63.00 USD 756 09/17/19
(9)
FUELCO
BNP Paribas
Call 18 13.00 USD 234 12/31/20
(18)
Natural Gas Futures
Goldman Sachs
Call 12 2.60 USD 312 08/27/19
(1)
Natural Gas Futures
Goldman Sachs
Call 12 13.00 EUR 112 08/27/19
(4)
Natural Gas Futures
Goldman Sachs
Call 10 35.00 GBP 10,500 08/27/19
(5)
Natural Gas Futures
Goldman Sachs
Call 12 2.50 USD 300 09/25/19
(5)
Natural Gas Futures
Goldman Sachs
Call 12 2.75 USD 330 09/25/19
(1)
Natural Gas Futures
Goldman Sachs
Call 15 3.35 USD 503 11/25/19
(6)
Natural Gas Futures
Goldman Sachs
Put 12 2.15 USD 258 08/27/19
(6)
Natural Gas Futures
Goldman Sachs
Put 3 2.20 USD 66 08/27/19
(2)
Natural Gas Futures
Goldman Sachs
Put 12 11.00 EUR 95 08/27/19
(10)
Natural Gas Futures
Goldman Sachs
Put 15 28.00 GBP 12,600 08/27/19
(12)
Natural Gas Futures
Goldman Sachs
Put 5 32.00 GBP 4,800 08/27/19
(8)
Natural Gas Futures
Goldman Sachs
Put 12 2.05 USD 246 09/25/19
(6)
Natural Gas Futures
Goldman Sachs
Put 24 2.10 USD 504 09/25/19
(15)
Natural Gas Futures
Goldman Sachs
Put 12 2.15 USD 258 09/25/19
(10)
Natural Gas Futures
Goldman Sachs
Put 12 2.20 USD 264 09/25/19
(12)
Natural Gas Futures
Goldman Sachs
Put 61 13.00 EUR 591 09/26/19
(67)
Natural Gas Futures
Goldman Sachs
Put 15 2.45 USD 368 11/25/19
(27)
QSCOCA
JPMorgan Chase
Call 6 18.10 USD 109 12/31/20
(11)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 321
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
QSCOCA
BNP Paribas
Call 12 21.00 USD 252 12/31/20
(10)
Wheat Futures
Goldman Sachs
Put 12 420.00 USD 25,200 08/23/19
(7)
Total Liability for Options Written (premiums received $1,382)
(1,315)
Foreign Currency Exchange Contracts
(&)
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 29 EUR 26 08/15/19 —
BNP Paribas USD 14 GBP 11 08/15/19 (1)
BNP Paribas GBP 11 USD 14 08/15/19 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Bloomberg Commodity Index BNP Paribas USD 927
Total Return on Underlying
Reference Entity
(1)
12/20/23 — (17) (17)
Bloomberg Commodity Index BNP Paribas USD 31,927
Total Return on Underlying
Reference Entity
(1)
05/11/63 — (601) (601)
Bloomberg Commodity Index Goldman Sachs USD 47,505
Total Return on Underlying
Reference Entity
(1)
05/11/63 — (903) (903)
Bloomberg Commodity Index Goldman Sachs USD 53,446
Total Return on Underlying
Reference Entity
(1)
05/11/63 — (1,024) (1,024)
Bloomberg Commodity Index Macquarie USD 54,966
Total Return on Underlying
Reference Entity
(1)
02/14/20 (856) (1,004) (1,860)
Bloomberg Commodity Index Morgan Stanley USD 59,084
Total Return on Underlying
Reference Entity
(1)
03/15/20 — (269) (269)
Cargill Custom Index ( i ) JPMorgan Chase USD 118,465
Total Return on Underlying
Reference Entity
(1)
03/31/20 — (606) (606)
Cargill Custom Index JPMorgan Chase USD 690
Total Return on Underlying
Reference Entity
(4)
11/22/19 66,884 (51) 66,833
Citi CIXBXMB3 Commodity Index
(ii) Citigroup USD 8,237
Total Return on Underlying
Reference Entity
(1)
05/11/63 — 4 4
Citi CIXBXMB2 Commodity Index Citigroup USD 79
Total Return on Underlying
Reference Entity
(1)
05/11/63 — 1 1
Corn Commodity Calendar Swap
December 2019 ( ¥ ) Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 10 10
Corn Commodity Calendar Swap
December 2019 ( ¥ ) Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 6 6
Corn Commodity Calendar Swap
December 2019 ( ¥ ) Goldman Sachs USD 115
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 9 9
Corn Commodity Calendar Swap
December 2019 ( ¥ ) Goldman Sachs USD 120
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 8 8
Credit Suisse PIMCODB Commodity
Index Credit Suisse USD 148
Total Return on Underlying
Reference Entity
(1)
09/30/19 — (1) (1)
EBOB Fuel Ratio Calendar Swap
CAL20 ( ¥ ) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
12/20/23 — 3 3
EBOB Fuel Ratio Calendar Swap
CAL20 ( ¥ ) Morgan Stanley USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 3 3
EBOBFUEL Ratio Calendar Swap
3Q19 ( ¥ ) BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
12/17/23 — (2) (2)
EBOBFUEL Ratio Calendar Swap
3Q19 ( ¥ ) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
09/30/19 — 8 8

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
EBOBFUEL Ratio Calendar Swap
CAL20 ( ¥ ) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/20/23 — 2 2
EUROBOBCO Calendar Swap
CAL20 ( ¥ ) BNP Paribas USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 (5) 1 (4)
EUROBOBCO Calendar Swap
CAL20 ( ¥ ) Macquarie USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)
EUROBOBCO Calendar Swap
CAL20 ( ¥ ) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (2) (2)
EUROBOBCO Calendar Swap
CAL20 ( ¥ ) Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (2) (2)
European Refined Margin Calendar
Swap 3Q19 ( ¥ ) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
05/11/63 — (7) (7)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — — —
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) BNP Paribas USD 14
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 12 12
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/13/28 — (1) (1)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
12/20/28 1 (7) (6)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Goldman Sachs USD 19
Total Return on Underlying
Reference Entity
(5)
12/31/19 (2) 20 18
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Goldman Sachs USD 11
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (15) (15)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
09/30/19 — 8 8
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) JPMorgan Chase USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/19 (2) 9 7
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 4 4
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 1 1
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Macquarie USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 5 5
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/20/23 — (2) (2)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Macquarie USD 3
Total Return on Underlying
Reference Entity
(5)
06/20/24 — (4) (4)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
09/30/19 — 9 9
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 3 3
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 1 1
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 3
Total Return on Underlying
Reference Entity
(5)
05/11/63 — (4) (4)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 3
Total Return on Underlying
Reference Entity
(5)
05/11/63 — (4) (4)
European Refined Margin Calendar
Swap 4Q19 ( ¥ ) Morgan Stanley USD 6
Total Return on Underlying
Reference Entity
(5)
05/11/63 — 2 2

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 323
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
European Refined Margin Calendar
Swap CAL19 ( ¥ ) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 4 4
European Refined Margin Calendar
Swap CAL20 ( ¥ ) BNP Paribas USD 35
Total Return on Underlying
Reference Entity
(5)
12/31/20 (46) 16 (30)
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Goldman Sachs USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 7 7
European Refined Margin Calendar
Swap CAL20 ( ¥ ) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (4) (4)
European Refined Margin Calendar
Swap CAL20 ( ¥ ) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 1 1
European Refined Margin Calendar
Swap CAL20 ( ¥ ) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/20/23 — — —
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Macquarie USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 4 4
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
06/20/24 — — —
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 3 3
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Morgan Stanley USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 4 4
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2
European Refined Margin Calendar
Swap CAL20 ( ¥ ) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
05/11/63 — — —
FUELCO Calendar Swap 4Q19 ( ¥ ) BNP Paribas USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 1 1
FUELCO Calendar Swap 4Q19 ( ¥ ) BNP Paribas USD 7
Total Return on Underlying
Reference Entity
(5)
03/18/24 (2) 19 17
FUELCO Calendar Swap 4Q19 ( ¥ ) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
05/11/63 — 5 5
Goldman Sachs CMDSKEWLS
Commodity Index Goldman Sachs USD 4,012
Total Return on Underlying
Reference Entity
(1)
05/11/63 — 87 87
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 ( ¥ ) Goldman Sachs USD 4
Total Return on Underlying
Reference Entity
(5)
05/11/63 — 3 3
J.P. Morgan JMABFNJ2 Commodity
Index JPMorgan Chase USD 40
Total Return on Underlying
Reference Entity
(1)
02/14/20 6 — 6
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
09/30/19 — 2 2
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) BNP Paribas USD —
Total Return on Underlying
Reference Entity
(5)
09/30/19 — 1 1
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) BNP Paribas USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 1 1
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 1 1
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
09/30/19 — 2 2
JETBRENT Ratio Calendar Swap
3Q19 ( ¥ ) Goldman Sachs USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/19 — 2 2
JPMorgan JMABCNIC2 Commodity
Index JPMorgan Chase USD 4,715
Total Return on Underlying
Reference Entity
(1)
05/11/63 — (27) (27)
JPMorgan JMABCT3E Commodity
Index (iii) JPMorgan Chase USD 20,896
Total Return on Underlying
Reference Entity
(1)
02/14/20 — 17 17
JPMorgan JMABDEWE Commodity
Index JPMorgan Chase USD 4,860
Total Return on Underlying
Reference Entity
(1)
09/17/58 — 166 166
JPMorgan JMABFNJ1 Commodity
Index (iv) JPMorgan Chase USD 9,675
Total Return on Underlying
Reference Entity
(1)
02/14/20 48 22 70

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap ( ¥ ) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/20/23 — 3 3
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap ( ¥ ) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
06/20/24 — 3 3
London Gold Market Fixing Ltd.
Index Morgan Stanley USD 750
Total Return on Underlying
Reference Entity
(5)
05/12/20 — 5 5
London Gold Market Fixing Ltd.
Index Societe Generale USD 599
Total Return on Underlying
Reference Entity
(5)
06/08/20 — 3 3
London Silver Market Fixing Ltd.
Index Morgan Stanley USD 491
Total Return on Underlying
Reference Entity
(5)
05/12/20 — (8) (8)
London Silver Market Fixing Ltd.
Index Societe Generale USD 381
Total Return on Underlying
Reference Entity
(5)
06/08/20 — (6) (6)
Macquarie MQCP563E Commodity
Index Macquarie USD 2,445
Total Return on Underlying
Reference Entity
(1)
06/20/24 — (5) (5)
Macquarie PIMCODB Commodity
Index Macquarie USD 5,050
Total Return on Underlying
Reference Entity
(1)
06/20/24 — (48) (48)
MEHCO (Huston/Brent) Calendar
Swap CAL20 ( ¥ ) Citigroup USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2
MEHCO (Huston/Brent) Calendar
Swap CAL20 ( ¥ ) JPMorgan Chase USD 12
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2
MEHMID Calendar Swap CAL20 ( ¥ ) Citigroup USD 24
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
Soybean Futures JPMorgan Chase USD 120
Total Return on Underlying
Reference Entity
(5)
10/25/19 — 86 86
Soybeans Commodity Calendar
Swap October 2019 ( ¥ ) JPMorgan Chase USD 100
Total Return on Underlying
Reference Entity
(5)
12/20/23 — 66 66
Wheat Futures Citigroup USD 70
Total Return on Underlying
Reference Entity
(5)
08/23/19 — (34) (34)
Wheat Futures Goldman Sachs USD 115
Total Return on Underlying
Reference Entity
(5)
08/23/19 — (1) (1)
Wheat Futures Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 5 5
Wheat Futures Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 24 24
Wheat Futures Goldman Sachs USD 65
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 17 17
Wheat Futures Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 15 15
Wheat Futures Goldman Sachs USD 205
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 97 97
Wheat Futures Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
08/23/19 — (34) (34)
Wheat Futures Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 3 3
Wheat Futures Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
08/23/19 — (26) (26)
Wheat Futures Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (25) (25)
Wheat Futures Goldman Sachs USD 120
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 75 75
Wheat Futures JPMorgan Chase USD 60
Total Return on Underlying
Reference Entity
(5)
08/23/19 — 11 11
Wheat Futures JPMorgan Chase USD 45
Total Return on Underlying
Reference Entity
(5)
11/22/19 — 5 5
Wheat Futures JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (4) (4)
Wheat Futures JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (6) (6)
Wheat Futures JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (3) (3)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 325
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Wheat Futures JPMorgan Chase USD 40
Total Return on Underlying
Reference Entity
(5)
11/22/19 — (3) (3)
Wheat Futures Macquarie USD 55
Total Return on Underlying
Reference Entity
(5)
08/23/19 — (25) (25)
Total Open Total Return Swap Contracts (å) 66,026 (3,860) 62,166
(¥) Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.
( i )  The following table represents the individual commodity positions underlying the Cargill custom Index swap contract.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum September 2019 4.0 $ 4,655
Brent Oil October 2019 8.0 9,302
Cocoa December 2019 1.0 1,200
Coffee May 2020 2.5 2,954
Copper December 2019 7.1 8,296
Corn July 2020 6.4 7,379
Corn July 2020 0.0 22
Cotton December 2019 10.0 11,747
Cotton July 2020 1.2 1,422
Cotton March 2020 0.1 97
Crude Oil May 2020 8.6 10,001
Gas Oil December 2019 2.8 3,236
Gold June 2020 13.3 15,409
Heating Oil April 2020 2.3 2,611
Kansas Wheat May 2020 1.2 1,337
Lean Hogs October 2019 2.0 2,357
Live Cattle December 2019 3.6 4,130
Live Cattle December 2019 0.0 45
London Cocoa March 2020 5.3 6,138
London Cocoa September 2019 0.7 780
Natural Gas (NYMEX) February 2020 7.3 8,434
Nickel October 2019 3.4 3,917
Silver May 2020 4.0 4,597
Soybean Meal March 2020 3.2 3,696
Soybeans July 2020 5.8 6,755
Soybeans Oil January 2020 3.0 3,452
Sugar May 2020 3.2 3,703
Unleaded Gasoline October 2019 2.8 3,225
Wheat July 2020 3.0 3,471
Zinc October 2019 3.0 3,485
Total Long Futures Contracts
$ 137,853

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Commodity Strategies Fund
Short Futures Contracts
Cocoa December 2019 (1.0) $ (1,813)
Cocoa December 2019 (1.0) (2,689)
Cocoa March 2020 (8.3) (2,239)
Cotton December 2019 (0.1) (2,168)
Cotton March 2020 (5.6) (4,695)
London Cocoa December 2019 (0.7) (9,414)
Soybeans November 2019 (1.9) (4,304)
Total Short Futures Contracts
$ (27,322)
Embedded Management Fees
(0.2) $ (191)
Outstanding Swap Contract, at Value (^)
$ 110,340
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^)  The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at time the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.
(ii)  The Citi CIXBXMB3 Commodity Index Seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying position that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil March 2020 9.5 $ 785
Coffee March 2020 1.3 109
Corn March 2020 3.7 302
Cotton March 2020 0.7 57
Kansas Wheat March 2020 0.0 2
Lean Hogs February 2020 1.3 105
Live Cattle February 2020 2.0 164
Wheat March 2020 1.7 141
Total Long Futures Contracts
$ 1,665
Short Futures Contracts
Brent Oil January 2020 (9.6) $ (787)
Coffee December 2019 (1.3) (109)
Corn December 2019 (3.6) (300)
Cotton December 2019 (0.7) (57)
Kansas Wheat December 2019 (0.6) (53)
Lean Hogs December 2019 (1.3) (104)
Live Cattle December 2019 (2.0) (164)
Natural Gas (NYMEX) January 2020 (0.1) (11)
Total Short Futures Contracts
$ (1,585)
Cash
99.0 $ 8,157
Total Notional Amount
$ 8,237

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 327
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(iii)  The JPMorgan JMABCT3E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to the underlying position that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Coffee December 2019 3.8 $ 788
Corn December 2019 5.9 1,237
Unleaded Gasoline November 2019 5.7 1,193
Wheat December 2019 3.6 755
Total Long Futures Contracts
$ 3,973
Short Futures Contracts
Coffee September 2019 (3.8) $ (787)
Corn September 2019 (5.8) (1,220)
Unleaded Gasoline September 2019 (5.7) (1,190)
Wheat September 2019 (3.7) (763)
Total Short Futures Contracts
$ (3,960)
Cash
100.0 $ 20,883
Total Notional Amount
$ 20,896
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(iv)  The JPMorgan JMABFNJ1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to the underlying position that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil January 2020 5.1 $ 497
Corn December 2019 5.6 537
Crude Oil December 2019 4.8 463
Gas Oil December 2019 5.8 559
Heating Oil December 2019 5.7 556
Lead December 2019 5.8 563
Propane December 2019 7.4 720
Zinc December 2019 6.1 592
Total Long Futures Contracts
$ 4,487
Short Futures Contracts
Aluminum December 2019 (8.1) $ (785)
Coffee December 2019 (3.5) (335)
Cotton December 2019 (6.4) (624)
Gold December 2019 (10.0) (968)
Natural Gas (NYMEX) December 2019 (5.2) (505)
Platinum October 2019 (1.8) (173)
Silver December 2019 (4.6) (444)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Commodity Strategies Fund
Soybeans January 2020 (7.3) (702)
Sugar March 2020 (1.4) (140)
Wheat December 2019 (5.3) (512)
Total Short Futures Contracts
$ (5,188)
Cash
107.3 $ 10,376
Total Notional Amount
$ 9,675
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 35,026 $ —
$ —
$ 35,026
International Debt — 11,308 —
—
11,308
Mortgage-Backed Securities — 1,078 —
—
1,078
United States Government Treasuries — 221 —
—
221
Options Purchased 806 — —
—
806
Short-Term Investments — 250,088 —
201,569
451,657
Total Investments 806 297,721 — 201,569 500,096
Other Financial Instruments
Assets
Futures Contracts 8,503 — — — 8,503
Foreign Currency Exchange Contracts — 1 — — 1
Total Return Swap Contracts — 67,797 — — 67,797
Liabilities
Futures Contracts (7,124) — — — (7,124)
Options Written (1,315) — — — (1,315)
Foreign Currency Exchange Contracts — (1) — — (1)
Total Return Swap Contracts — (5,631) — — (5,631)
Total Other Financial Instruments
*
$ 64 $ 62,166 $ — $ — $ 62,230
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.7%
Australia - 8.8%
APA Group 140,354 1,056
Atlas Arteria, Ltd. 319,012 1,781
Aurizon Holdings, Ltd. 479,974 1,876
AusNet Services(Æ) 1,096,382 1,329
NEXTDC, Ltd.(Æ) 92,403 434
Spark Infrastructure Group 1,143,602 1,850
Sydney Airport 924,643 5,273
Transurban Group - ADR(Æ) 2,456,266 26,051
Viva Energy(ö) 50,184 91
39,741
Austria - 0.3%
Flughafen Wien AG 23,855 1,058
Oesterreichische Post AG 5,706 189
1,247
Belgium - 0.2%
Elia System Operator SA 10,594 806
Brazil - 1.1%
Alupar Investimento SA 30,332 211
CCR SA 660,650 2,588
Companhia de Saneamento do Parana
SANEPAR 5,572 125
Neoenergia SA 71,057 339
Rumo SA(Æ) 217,580 1,250
Transmissora Alianca de Energia
Eletrica SA 17,114 125
Ultrapar Participacoes SA 51,244 267
4,905
Canada - 9.3%
AltaGas Canada Inc. 20,655 404
Emera, Inc. 61,551 2,556
Enbridge, Inc. 433,504 14,477
Fortis, Inc. 19,076 752
Gibson Energy, Inc. 4,419 76
Hydro One, Ltd.(Þ) 126,963 2,242
Keyera Corp. 30,453 775
Pembina Pipeline Corp. 84,665 3,072
TC Energy Corp.(Æ) 347,007 16,990
Westshore Terminals Investment Corp. 39,550 624
41,968
Chile - 0.1%
Aguas Andinas SA Class A 689,351 386
Enel Chile SA - ADR 47,610 219
605
China - 3.5%
China Everbright International, Ltd. 213,325 189
China Merchants Port Holdings Co., Ltd. 1,553,758 2,578
China Resources Gas Group, Ltd. 10,890 55
COSCO Shipping Ports, Ltd. 2,907,567 2,526
ENN Energy Holdings, Ltd. 279,480 2,889
Guangdong Investment, Ltd. 936,325 1,970
Jiangsu Expressway Co., Ltd. Class H 3,494,962 4,713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen Expressway Co., Ltd. Class H 768,000 911
15,831
Colombia - 0.1%
Interconexion Electrica SA 36,850 200
France - 7.3%
Aeroports de Paris 49,254 8,492
Eiffage SA 23,958 2,364
Engie SA 83,232 1,275
Eutelsat Communications SA 23,986 459
Getlink SE 678,833 9,793
Rubis SCA 31,490 1,765
Suez Environnement Co. 19,434 285
Vinci SA 79,926 8,191
32,624
Germany - 0.6%
E.ON SE 98,343 984
Fraport AG Frankfurt Airport Services
Worldwide 16,736 1,401
Hamburger Hafen und Logistik AG 15,657 396
2,781
Hong Kong - 0.6%
CK Infrastructure Holdings, Ltd. 26,578 206
CLP Holdings, Ltd. 143,216 1,552
HK Electric Investments & HK Electric
Investments, Ltd. 6,091 6
HKBN, Ltd. 102,588 185
HKT Trust / HKT, Ltd. 1,213 2
Hong Kong & China Gas Co., Ltd. 408,341 900
MTR Corp., Ltd. 389 3
2,854
India - 0.1%
Power Grid Corp. of India, Ltd. 138,694 424
Italy - 6.5%
Atlantia SpA 645,077 16,580
Enav SpA (Þ) 217,395 1,198
Enel SpA 357,468 2,450
Hera SpA 66,284 247
Infrastrutture Wireless Italiane SpA (Þ) 215,747 2,201
Iren SpA - ADR 174,383 456
Italgas SpA 62,129 393
Snam Rete Gas SpA 268,215 1,316
Societa Iniziative Autostradali e Servizi
SpA 34,520 656
Terna Rete Elettrica Nazionale SpA 578,129 3,518
29,015
Japan - 2.6%
Central Japan Railway Co. 11,026 2,213
East Japan Railway Co. 52,718 4,833
Kamigumi Co., Ltd. 5,425 125
Osaka Gas Co., Ltd. 77,700 1,426
Tokyo Gas Co., Ltd. 48,700 1,216
West Japan Railway Co. 25,300 2,066
11,879

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Malaysia - 0.0%
Westports Holdings BHD 149,143 145
Mexico - 3.2%
Aleatica , SAB de CV 35,205 30
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 14,580 719
Grupo Aeroportuario del Pacifico SAB de
CV Class B 291,641 2,927
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 27,378 2,740
Grupo Aeroportuario del Sureste SAB de
CV Class B 222,895 3,384
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Ñ) 8,751 1,331
Infraestructura Energetica Nova SAB
de CV 382,953 1,479
Promotora y Operadora de
Infraestructura SAB de CV 138,164 1,245
Promotora y Operadora de
Infraestructura SAB de CV Class L 18,952 116
Telesites SAB de CV(Æ) 715,434 426
14,397
Netherlands - 0.4%
InterXion Holding NV(Æ) 25,428 1,915
New Zealand - 1.5%
Auckland International Airport, Ltd. 839,537 5,119
Infratil , Ltd. 202,576 618
Port of Tauranga, Ltd. 259,398 1,048
6,785
Portugal - 0.2%
Energias de Portugal SA 121,920 446
REN - Redes Energeticas Nacionais
SGPS SA 134,360 363
809
Singapore - 0.5%
CitySpring Infrastructure Trust 365,494 135
ComfortDelGro Corp., Ltd. 130,804 258
Keppel DC (ö) 224,842 279
NetLink NBN Trust 981,444 619
Parkway Life Real Estate Investment
Trust(Æ)(ö) 315,958 703
1,994
Spain - 7.6%
Abertis Infraestructuras SA(Æ)(Š) 90,641 745
Aena SA(Þ) 106,104 19,126
Cellnex Telecom SA(Æ)(Þ) 15,681 585
Ferrovial SA 194,956 5,069
Gas Natural SDG SA 29,257 741
Iberdrola SA 772,996 7,324
Iberdrola SA(Æ)(Š) 6,141 58
Red Electrica Corp. SA 28,777 544
34,192
Switzerland - 0.7%
Flughafen Zurich AG 16,681 3,044
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 3.0%
National Grid PLC 624,150 6,415
National Grid PLC - ADR 16,713 859
Scottish & Southern Energy PLC 246,045 3,286
Severn Trent PLC Class H 89,759 2,200
United Utilities Group PLC 90,862 870
13,630
United States - 37.5%
Alliant Energy Corp. 97,972 4,854
Ameren Corp. 665 50
American Electric Power Co., Inc. 105,362 9,252
American Tower Corp.(ö) 4,927 1,043
American Water Works Co., Inc. 19,262 2,211
Antero Midstream Corp.(Ñ) 34,022 310
AquaVenture Holdings, Ltd.(Æ) 18,860 325
Atmos Energy Corp. 7,379 805
Avangrid , Inc. 14,076 712
Avista Corp. 24,694 1,137
Brookfield Infrastructure Partners, LP 12,613 558
CenterPoint Energy, Inc. 169,213 4,909
Cheniere Energy, Inc.(Æ) 107,214 6,985
CMS Energy Corp. 46,705 2,719
Consolidated Edison, Inc. 36,252 3,080
CoreSite Realty Corp. Class A(ö) 5,908 619
Crown Castle International Corp.(ö) 20,972 2,795
CyrusOne , Inc.(ö) 21,963 1,261
Digital Realty Trust, Inc.(Ñ)(ö) 20,674 2,364
Dominion Energy, Inc. 154,665 11,490
DTE Energy Co. 21,383 2,718
Duke Energy Corp. 66,527 5,769
Edison International 10,591 789
Energy Transfer Equity, LP 83,015 1,194
Entergy Corp. 8,575 906
Enterprise Products Partners, LP 203,749 6,135
Equinix , Inc.(Æ)(ö) 570 286
Evergy , Inc. 66,515 4,023
Eversource Energy(Æ) 80,480 6,105
Exelon Corp. 29,337 1,322
FirstEnergy Corp. 42,739 1,879
Genesee & Wyoming, Inc. Class A(Æ) 2,410 265
Kinder Morgan, Inc. 408,772 8,429
Macquarie Infrastructure Corp. 18,330 760
Magellan Midstream Partners, LP 55,584 3,676
MPLX, LP 202 6
NextEra Energy, Inc. 97,361 20,170
NiSource, Inc. 105,672 3,137
Norfolk Southern Corp. 6,224 1,190
Northwest Natural Holding Co. 9,856 704
NorthWestern Corp. 14,648 1,024
ONE Gas, Inc. 3,998 365
ONEOK, Inc. 56,811 3,981
Plains GP Holdings, LP Class A(Æ) 42,132 1,018
PNM Resources, Inc. 563 28
Portland General Electric Co. 7,213 396
Progressive Waste Solutions, Ltd. 42,601 3,865
QTS Realty Trust, Inc. Class A(ö) 3,977 184
Republic Services, Inc. Class A 3,431 304
SBA Communications Corp.(ö) 11,448 2,809
Sempra Energy 10,441 1,414

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The) 39,093 2,197
Targa Resources Corp. 24,702 961
UGI Corp. 43,167 2,205
Union Pacific Corp. 10,096 1,817
Unitil Corp. 1,799 105
Waste Management, Inc. 5,299 620
WEC Energy Group, Inc.(Æ) 27,984 2,392
Williams Cos., Inc. (The) 500,296 12,327
Xcel Energy, Inc. 67,218 4,007
168,961
Total Common Stocks
(cost $350,388) 430,752
Investments in Other Funds - 0.1%
3i Infrastructure PLC 94,855 328
Total Investments in Other Funds
(cost $325) 328
Preferred Stocks - 0.0%
Brazil - 0.0%
Cia de Transmissao de Energia Eletrica
Paulista
10.408%(Ÿ) 2,338 15
Total Preferred Stocks
(cost $12) 15
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 17,484,137 (∞) 17,491
Total Short-Term Investments
(cost $17,490) 17,491
Other Securities - 0.5%
U.S. Cash Collateral Fund(×)(@) 2,265,485 (∞) 2,265
Total Other Securities
(cost $2,265) 2,265
Total Investments 100.2%
(identified cost $370,480) 450,851
Other Assets and Liabilities, Net
- (0.2%)
(774)
Net Assets - 100.0%
450,077

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.6%
Aena SA 02/11/15 EUR 106,104 118 .60 12,942
19,126
Cellnex Telecom SA 06/19/17 EUR 15,681 25 .14 394
585
Enav SpA 06/07/17 EUR 217,395 5 .06 1,068
1,198
Hydro One, Ltd. 05/19/17 CAD 126,963 15 .37 2,003
2,242
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 215,747 5 .65 1,231
2,201
25,352
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 18 EUR 993 08/19
(17)
DAX Index Futures 1 EUR 305 09/19
(6)
Euro STOXX 50 Index Futures 27 EUR 935 09/19
8
FTSE 100 Index Futures 9 GBP 678 09/19
5
Hang Seng Index Futures 7 HKD 9,715 08/19
(20)
IBEX 35 Index Futures 35 EUR 3,143 08/19
(102)
S&P Utilities Select Sector Index Futures 140 USD 8,401 09/19
(61)
S&P/TSX 60 Index Futures 15 CAD 2,936 09/19
7
SPI 200 Index Futures 18 AUD 3,038 09/19
43
TOPIX Index Futures 3 JPY 46,980 09/19
3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(140)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group USD 2 HKD 19 08/02/19 —
Bank of America USD 2,491 AUD 3,620 09/18/19 (12)
Bank of America USD 11 CHF 11 08/05/19 —
Bank of America USD 30 CHF 30 08/05/19 —
Bank of America USD 16 EUR 14 08/02/19 —
Bank of America USD 426 JPY 45,920 09/18/19 (2)
Bank of America USD 10 MXN 199 08/01/19 —
Bank of America AUD 340 USD 238 09/18/19 5
Bank of America AUD 2,110 USD 1,454 09/18/19 9
Bank of America AUD 4,780 USD 3,335 09/18/19 61
Bank of America CAD 200 USD 153 09/18/19 2
Bank of America CAD 3,100 USD 2,320 09/18/19 (31)
Bank of America CAD 3,935 USD 2,990 09/18/19 5
Bank of America EUR 12 USD 13 08/01/19 —
Bank of America EUR 60 USD 67 08/01/19 1
Bank of America EUR 10 USD 11 08/02/19 —
Bank of America EUR 88 USD 98 08/02/19 1
Bank of America EUR 131 USD 146 08/02/19 1
Bank of America EUR 390 USD 441 09/18/19 8
Bank of America EUR 5,870 USD 6,618 09/18/19 95
Bank of America EUR 7,400 USD 8,488 09/18/19 264

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 333
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 140 USD 176 09/18/19 5
Bank of America GBP 690 USD 870 09/18/19 29
Bank of America GBP 950 USD 1,215 09/18/19 57
Bank of America HKD 1,420 USD 182 09/18/19 —
Bank of America HKD 6,850 USD 875 09/18/19 —
Bank of America HKD 15,630 USD 2,001 09/18/19 4
Bank of America JPY 45,720 USD 424 09/18/19 3
Bank of America JPY 61,740 USD 579 09/18/19 9
Bank of Montreal USD 2,769 AUD 3,980 09/18/19 (43)
Bank of Montreal USD 2,215 CAD 2,940 09/18/19 15
Bank of Montreal USD 6,361 EUR 5,582 09/18/19 (160)
Bank of Montreal USD 899 GBP 706 09/18/19 (39)
Bank of New York USD 2,770 AUD 3,980 09/18/19 (45)
Bank of New York USD 2,216 CAD 2,940 09/18/19 14
Bank of New York USD 6,359 EUR 5,582 09/18/19 (158)
Bank of New York USD 902 GBP 706 09/18/19 (42)
Bank of New York AUD 160 USD 112 09/18/19 3
Bank of New York CAD 200 USD 153 09/18/19 1
Bank of New York EUR 270 USD 307 09/18/19 7
Bank of New York GBP 80 USD 101 09/18/19 4
Bank of New York HKD 1,470 USD 189 09/18/19 1
Brown Brothers Harriman USD 233 AUD 340 09/18/19 —
Brown Brothers Harriman USD 2,267 AUD 3,270 09/18/19 (28)
Brown Brothers Harriman USD 16,827 EUR 14,810 09/18/19 (371)
Brown Brothers Harriman USD 2,444 GBP 1,920 09/18/19 (104)
Brown Brothers Harriman USD 93 HKD 729 08/02/19 —
Brown Brothers Harriman USD 179 HKD 1,400 09/18/19 —
Brown Brothers Harriman USD 10 MXN 191 08/02/19 —
Brown Brothers Harriman AUD 160 USD 113 09/18/19 3
Brown Brothers Harriman AUD 170 USD 120 09/18/19 3
Brown Brothers Harriman AUD 170 USD 120 09/18/19 3
Brown Brothers Harriman AUD 500 USD 349 09/18/19 6
Brown Brothers Harriman AUD 17,030 USD 11,889 09/18/19 224
Brown Brothers Harriman CAD 200 USD 152 09/18/19 —
Brown Brothers Harriman CAD 200 USD 152 09/18/19 1
Brown Brothers Harriman CAD 200 USD 153 09/18/19 2
Brown Brothers Harriman CAD 390 USD 299 09/18/19 3
Brown Brothers Harriman CAD 2,470 USD 1,858 09/18/19 (15)
Brown Brothers Harriman EUR 180 USD 203 09/18/19 3
Brown Brothers Harriman EUR 370 USD 412 09/18/19 —
Brown Brothers Harriman EUR 370 USD 420 09/18/19 9
Brown Brothers Harriman EUR 400 USD 448 09/18/19 3
Brown Brothers Harriman EUR 410 USD 465 09/18/19 10
Brown Brothers Harriman EUR 750 USD 848 09/18/19 15
Brown Brothers Harriman EUR 4,320 USD 4,916 09/18/19 116
Brown Brothers Harriman GBP 520 USD 663 09/18/19 29
Brown Brothers Harriman HKD 1,450 USD 186 09/18/19 1
Brown Brothers Harriman JPY 15,560 USD 145 09/18/19 1
Brown Brothers Harriman JPY 15,750 USD 146 09/18/19 1
Brown Brothers Harriman MXN 1,892 USD 99 08/02/19 —
Brown Brothers Harriman MXN 3,911 USD 204 08/02/19 —
Citigroup USD 137 CAD 180 08/01/19 (1)
Citigroup USD 297 CAD 390 09/18/19 (1)
Citigroup USD 515 EUR 460 09/18/19 (4)
Citigroup USD 28 MXN 541 08/01/19 —
Citigroup AUD 160 USD 112 09/18/19 3
Commonwealth Bank of Australia USD 2,771 AUD 3,980 09/18/19 (45)
Commonwealth Bank of Australia USD 2,217 CAD 2,940 09/18/19 13

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Global Infrastructure Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia USD 6,364 EUR 5,582 09/18/19 (162)
Commonwealth Bank of Australia USD 903 GBP 706 09/18/19 (43)
Credit Suisse USD 3 CHF 3 08/05/19 —
Credit Suisse JPY 7,632 USD 70 08/01/19 —
HSBC EUR 17,570 USD 20,063 09/18/19 539
HSBC GBP 2,290 USD 2,927 09/18/19 135
JPMorgan Chase AUD 164 USD 113 08/01/19 —
JPMorgan Chase HKD 217 USD 28 08/01/19 —
JPMorgan Chase NZD 15 USD 10 08/02/19 —
JPMorgan Chase SGD 266 USD 194 08/01/19 1
Royal Bank of Canada USD 2,772 AUD 3,980 09/18/19 (46)
Royal Bank of Canada USD 2,218 CAD 2,940 09/18/19 12
Royal Bank of Canada USD 6,013 CAD 8,000 09/18/19 54
Royal Bank of Canada USD 20 CHF 20 08/02/19 —
Royal Bank of Canada USD 17 EUR 16 08/01/19 —
Royal Bank of Canada USD 2,012 EUR 1,804 08/01/19 (15)
Royal Bank of Canada USD 19 EUR 17 08/02/19 —
Royal Bank of Canada USD 6,366 EUR 5,582 09/18/19 (162)
Royal Bank of Canada USD 902 GBP 706 09/18/19 (42)
Royal Bank of Canada USD 2,257 HKD 17,660 09/18/19 —
Royal Bank of Canada USD 572 JPY 61,520 09/18/19 (4)
Royal Bank of Canada AUD 184 USD 127 08/02/19 1
Royal Bank of Canada AUD 160 USD 112 09/18/19 2
Royal Bank of Canada CAD 190 USD 145 09/18/19 1
Royal Bank of Canada CAD 680 USD 520 09/18/19 4
Royal Bank of Canada CAD 9,400 USD 7,093 09/18/19 (36)
Royal Bank of Canada EUR 260 USD 291 09/18/19 2
Royal Bank of Canada EUR 600 USD 686 09/18/19 20
Royal Bank of Canada GBP 80 USD 100 09/18/19 2
Royal Bank of Canada GBP 150 USD 191 09/18/19 8
Royal Bank of Canada HKD 1,420 USD 182 09/18/19 —
Standard Chartered USD 1,387 HKD 10,850 09/18/19 —
Standard Chartered AUD 170 USD 118 09/18/19 1
Standard Chartered AUD 770 USD 529 09/18/19 2
Standard Chartered CAD 610 USD 456 09/18/19 (7)
Standard Chartered EUR 1,150 USD 1,298 09/18/19 20
Standard Chartered HKD 2,700 USD 345 09/18/19 —
Standard Chartered JPY 15,350 USD 142 09/18/19 1
State Street USD 816 AUD 1,180 09/18/19 (8)
State Street USD 2,771 AUD 3,980 09/18/19 (45)
State Street USD 897 CAD 1,180 09/18/19 (3)
State Street USD 2,217 CAD 2,940 09/18/19 13
State Street USD 3,010 EUR 2,690 09/18/19 (21)
State Street USD 6,363 EUR 5,582 09/18/19 (160)
State Street USD 380 GBP 310 09/18/19 (2)
State Street USD 903 GBP 706 09/18/19 (43)
State Street USD 36 HKD 283 08/01/19 —
State Street USD 43 HKD 336 08/02/19 —
State Street USD 537 HKD 4,200 09/18/19 —
State Street USD 895 HKD 7,006 09/18/19 —
State Street USD 289 JPY 31,340 09/18/19 —
State Street USD 3,208 JPY 345,537 09/18/19 (21)
State Street USD 18 NZD 27 08/01/19 —
State Street BRL 5 USD 1 08/01/19 —
State Street BRL 5 USD 1 08/01/19 —
State Street BRL 10 USD 3 08/01/19 —
State Street BRL 11 USD 3 08/01/19 —
State Street CAD 7 USD 6 08/01/19 —

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 335
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 7 USD 8 08/01/19 —
State Street EUR 28 USD 32 08/02/19 —
State Street GBP 4 USD 4 08/02/19 —
State Street GBP 220 USD 278 09/18/19 10
State Street HKD — USD — 08/01/19 —
State Street MXN 27 USD 1 08/01/19 —
State Street MYR 17 USD 4 08/01/19 —
State Street SGD 16 USD 12 08/02/19 —
UBS USD 12 MXN 222 08/01/19 —
UBS JPY 281,110 USD 2,610 09/18/19 17
Westpac USD 5 HKD 38 08/01/19 —
Westpac AUD 155 USD 106 08/01/19 1
Westpac CAD 286 USD 218 08/01/19 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(21)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (b) Total
Common Stocks
Australia $ — $ 39,741 $ —
$ —
$ 39,741
Austria — 1,247 —
—
1,247
Belgium — 806 —
—
806
Brazil 4,905 — —
—
4,905
Canada 41,968 — —
—
41,968
Chile 605 — —
—
605
China — 15,831 —
—
15,831
Colombia 200 — —
—
200
France — 32,624 —
—
32,624
Germany — 2,781 —
—
2,781
Hong Kong — 2,854 —
—
2,854
India — 424 —
—
424
Italy — 29,015 —
—
29,015
Japan — 11,879 —
—
11,879
Malaysia — 145 —
—
145
Mexico 14,397 — —
—
14,397
Netherlands 1,915 — —
—
1,915
New Zealand — 6,785 —
—
6,785
Portugal — 809 —
—
809
Singapore — 1,994 —
—
1,994
Spain — 33,389 803
—
34,192
Switzerland — 3,044 —
—
3,044
United Kingdom 859 12,771 —
—
13,630
United States 168,961 — —
—
168,961
Investments in Other Funds — 328 — — 328
Preferred Stocks 15 — — — 15
Short-Term Investments — — — 17,491 17,491

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (b) Total
Other Securities — — — 2,265 2,265
Total Investments 233,825 196,467 803 19,756 450,851
Other Financial Instruments
Assets
Futures Contracts 66 — —
—
66
Foreign Currency Exchange Contracts 7 1,89 3 —
—
1,900
Liabilities
Futures Contracts (206) — —
—
(206)
Foreign Currency Exchange Contracts (16) (1,90 5 ) —
—
(1,92 1 )
Total Other Financial Instruments
*
$ (149) $ (1 2 ) $ — $ — $ (161)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Air Freight & Logistics ...........................................................
189
Airport Services ......................................................................
56,603
Alternative Carriers ................................................................
618
Cable & Satellite .....................................................................
458
Construction & engineering ....................................................
15,624
Diversified ..............................................................................
15,107
Electric Utilities .....................................................................
109,654
Environmental & Facilities Services .......................................
4,972
Gas Utilities ............................................................................
15,295
Healthcare ..............................................................................
703
Highways & Railtracks ...........................................................
64,267
Industrial ................................................................................
1,445
Integrated Telecommunication Services ..................................
3,833
Marine Ports & Services .........................................................
4,862
Multi-Utilities .........................................................................
44,817
Oil & Gas Storage & Transportation ........................................
67,126
Railroads ................................................................................
16,422
Specialty .................................................................................
445
Trucking ..................................................................................
258
Water Utilities .........................................................................
8,397

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 337
Short-Term Investments ..........................................................
17,491
Other Securities ......................................................................
2,265
Total Investments .................................................................... 450,851

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.9%
Australia - 3.9%
Charter Hall Group - ADR(ö) 569,573 4,397
Cromwell Property Group(ö) 1,297,345 1,045
Dexus Property Group(Æ)(ö) 351,012 3,141
Goodman Group(ö) 685,039 6,921
GPT Group (The)(ö) 1,467,247 6,212
Mirvac Group(ö) 4,262,432 9,357
Scentre Group(ö) 911,151 2,479
33,552
Austria - 0.2%
CA Immobilien Anlagen AG 44,322 1,558
Belgium - 0.4%
Aedifica (ö) 25,788 2,705
VGP NV 8,638 726
3,431
Canada - 2.4%
Allied Properties Real Estate Investment
Trust(ö) 122,623 4,547
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 138,561 4,408
Canadian Apartment Properties(ö) 104,732 3,865
First Capital Realty, Inc. Class A 40,941 678
Granite Real Estate Investment Trust(ö) 52,364 2,434
RioCan Real Estate Investment Trust(ö) 54,291 1,070
SmartCentres Real Estate Investment
Trust(ö) 149,086 3,659
20,661
China - 0.3%
China Overseas Land & Investment, Ltd. 762,000 2,608
Finland - 0.0%
Citycon OYJ(Æ)(Ñ) 34,001 346
France - 2.4%
Covivio (ö) 27,694 2,824
Gecina SA(ö) 41,431 6,300
Klepierre SA - GDR(ö) 377,616 11,616
20,740
Germany - 3.5%
ADO Properties SA(Þ) 32,028 1,381
Alstria Office REIT-AG(ö) 222,567 3,596
Deutsche Wohnen SE 224,024 8,242
Instone Real Estate Group AG(Æ)(Þ) 63,154 1,344
LEG Immobilien AG 38,857 4,504
Vonovia SE 234,512 11,478
30,545
Hong Kong - 9.2%
Champion REIT(Æ)(ö) 528,119 392
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CK Asset Holdings, Ltd. 779,120 5,861
Hang Lung Properties, Ltd. - ADR 1,297,000 3,055
Hongkong Land Holdings, Ltd. 1,554,850 9,492
Hysan Development Co., Ltd. 417,628 1,992
Link REIT(ö) 1,335,035 15,568
New World Development Co., Ltd. 7,189,665 10,064
Sino Land Co., Ltd. 2,269,990 3,688
Sun Hung Kai Properties, Ltd. 1,107,342 17,796
Swire Properties, Ltd. 1,994,778 7,224
Wharf Real Estate Investment Co., Ltd. 654,805 4,143
79,275
Ireland - 0.2%
Green REIT PLC(ö) 478,853 948
Hibernia REIT PLC(ö) 221,098 370
1,318
Japan - 10.3%
Activia Properties, Inc.(ö) 1,579 7,242
Daibiru Corp. 105,500 978
Daiwa House REIT Investment Corp.(ö) 670 1,640
Daiwa Office Investment Corp.(ö) 225 1,662
Frontier Real Estate Investment Corp.(ö) 517 2,229
Global One Real Estate Investment
Corp.(ö) 3,132 3,983
GLP J- Reit (ö) 1,926 2,149
Hulic Co., Ltd. 93,735 805
Invincible Investment Corp.(ö) 6,222 3,570
Japan Logistics Fund, Inc.(ö) 93 223
Japan Real Estate Investment Corp.(ö) 116 726
Japan Rental Housing Investments, Inc.
(ö) 2,275 1,910
Mitsubishi Estate Co., Ltd. 983,876 17,999
Mitsui Fudosan Co., Ltd. 381,100 8,624
Mori Hills REIT Investment Corp. Class
A(ö) 2,442 3,593
Mori Trust Sogo REIT, Inc.(ö) 1,090 1,814
Nippon Building Fund, Inc.(ö) 677 4,754
Nippon Prologis REIT, Inc.(Æ)(ö) 950 2,285
NIPPON REIT Investment Corp.(ö) 333 1,337
Nomura Real Estate Master Fund, Inc.(ö) 1,849 2,937
Orix JREIT, Inc.(ö) 1,931 3,750
Premier Investment Corp.(ö) 2,088 2,813
Sekisui House Reit , Inc.(ö) 338 262
Sumitomo Realty & Development Co.,
Ltd. 155,981 5,681
Tokyo Tatemono Co., Ltd. 117,921 1,377
Tokyu Fudosan Holdings Corp. 584,128 3,385
XYMAX REIT Investment Corp.(ö) 943 1,124
88,852

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 1.2%
Eurocommercial Properties NV 79,626 1,999
InterXion Holding NV(Æ) 68,689 5,172
Unibail - Rodamco -Westfield(ö) 23,953 3,207
10,378
Norway - 0.3%
Entra ASA(Þ) 207,632 3,013
Singapore - 1.7%
CapitaLand, Ltd. 1,993,900 5,232
City Developments, Ltd. 345,600 2,435
Frasers Centrepoint Trust(ö) 628,000 1,193
Mapletree Logistics Trust(ö) 3,244,300 3,632
Parkway Life Real Estate Investment
Trust(Æ)(ö) 908,700 2,023
UOL Group, Ltd. 74,900 399
14,914
Spain - 1.1%
Inmobiliaria Colonial Socimi SA(ö) 221,336 2,477
Merlin Properties Socimi SA(ö) 520,841 7,091
9,568
Sweden - 1.5%
Atrium Ljungberg AB Class B 17,100 316
Castellum AB 257,012 5,212
Catena AB 54,090 1,692
Fabege AB 220,653 3,403
Fastighets AB Balder Class B(Æ) 40,174 1,375
Hufvudstaden AB Class A 41,436 731
12,729
Switzerland - 0.4%
Swiss Prime Site AG Class A(Æ) 42,456 3,737
United Kingdom - 5.0%
Assura PLC(ö) 2,024,376 1,587
Big Yellow Group PLC(ö) 116,912 1,404
British Land Co. PLC (The)(ö) 855,258 5,286
Derwent London PLC(ö) 65,057 2,305
Grainger PLC 570,567 1,576
Great Portland Estates PLC(ö) 523,891 4,217
Hammerson PLC(ö) 681,329 1,773
Intu Properties PLC Class H(Ñ)(ö) 410,189 239
Land Securities Group PLC(ö) 563,349 5,447
LondonMetric Property PLC(ö) 682,150 1,682
PRS REIT PLC (The)(ö) 944,505 1,086
Safestore Holdings PLC(ö) 153,666 1,165
Segro PLC(ö) 808,846 7,503
St. Modwen Properties PLC 105,378 533
Tritax EuroBox PLC(ö)(Þ) 596,266 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UNITE Group PLC (The)(ö) 336,532 4,216
Urban & Civic PLC 609,024 2,267
42,961
United States - 51.9%
Agree Realty Corp.(Ñ)(ö) 75,808 5,068
Alexandria Real Estate Equities, Inc.
(Ñ)(ö) 48,139 7,046
American Campus Communities, Inc.(ö) 103,785 4,852
American Homes 4 Rent Class A(ö) 132,708 3,213
Americold Realty Trust(Ñ)(ö) 220,289 7,386
Apartment Investment & Management
Co. Class A(ö) 98,275 4,869
AvalonBay Communities, Inc.(ö) 26,747 5,585
BGP Holdings PLC(Æ)(Š)(Ø) 4,619,419 —
Boston Properties, Inc.(ö) 54,825 7,289
Boyd Gaming Corp. 98,116 2,599
Brixmor Property Group, Inc.(ö) 201,156 3,818
Camden Property Trust(ö) 19,397 2,012
Columbia Property Trust, Inc.(ö) 115,166 2,526
CoreSite Realty Corp. Class A(ö) 21,828 2,288
Crown Castle International Corp.(ö) 25,058 3,339
CubeSmart (ö) 206,329 7,005
CyrusOne , Inc.(ö) 104,215 5,982
DiamondRock Hospitality Co.(ö) 162,476 1,636
Digital Realty Trust, Inc.(ö) 3,567 408
Douglas Emmett, Inc.(ö) 101,034 4,124
Empire State Realty Trust, Inc. Class
A(ö) 179,287 2,512
Equinix , Inc.(Æ)(ö) 14,946 7,504
Equity LifeStyle Properties, Inc. Class
A(ö) 82,308 10,227
Equity Residential(ö) 169,467 13,369
Essential Properties Realty Trust, Inc.(ö) 114,984 2,428
Essex Property Trust, Inc.(ö) 49,453 14,946
Extra Space Storage, Inc.(ö) 159,498 17,926
Federal Realty Investment Trust(ö) 10,833 1,430
HCP, Inc.(ö) 289,130 9,232
Healthcare Realty Trust, Inc.(ö) 35,199 1,126
Host Hotels & Resorts, Inc.(ö) 267,695 4,655
Hudson Pacific Properties, Inc.(ö) 48,980 1,729
Invitation Homes, Inc.(ö) 464,100 12,749
JBG Smith Properties(ö) 132,459 5,183
Kilroy Realty Corp.(ö) 151,617 12,047
Kimco Realty Corp.(ö) 257,712 4,951
Liberty Property Trust(ö) 45,870 2,399
Life Storage, Inc.(Æ)(ö) 11,954 1,165
Macerich Co. (The)(Ñ)(ö) 261,050 8,628
Mack-Cali Realty Corp.(ö) 128,075 3,046
Medical Properties Trust, Inc.(ö) 340,743 5,963

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MGM Growth Properties LLC Class A(ö) 48,411 1,446
Mid-America Apartment Communities,
Inc.(ö) 68,003 8,013
Paramount Group, Inc.(ö) 321,593 4,448
Park Hotels & Resorts, Inc.(ö) 169,147 4,467
Pebblebrook Hotel Trust(ö) 114,193 3,196
Physicians Realty Trust(ö) 120,958 2,082
Prologis, Inc.(ö) 323,362 26,065
Public Storage(ö) 55,764 13,537
QTS Realty Trust, Inc. Class A(ö) 8,766 406
Realty Income Corp.(ö) 138,723 9,601
Regency Centers Corp.(ö) 196,102 13,080
Rexford Industrial Realty, Inc.(ö) 117,972 4,884
RLJ Lodging Trust(ö) 134,106 2,317
Ryman Hospitality Properties, Inc.(ö) 55,311 4,148
Sabra Health Care REIT, Inc.(ö) 163,518 3,375
SBA Communications Corp.(ö) 11,067 2,716
Simon Property Group, Inc.(ö) 129,551 21,013
SITE Centers Corp.(ö) 113,817 1,622
SL Green Realty Corp.(ö) 141,221 11,450
STAG Industrial, Inc.(ö) 114,936 3,416
STORE Capital Corp.(ö) 160,500 5,491
Sun Communities, Inc.(ö) 45,105 5,990
Sunstone Hotel Investors, Inc.(ö) 120,552 1,592
Taubman Centers, Inc.(ö) 38,493 1,560
UDR, Inc.(ö) 336,185 15,485
VEREIT, Inc.(ö) 1,287,621 11,743
VICI Properties, Inc.(Ñ)(ö) 282,883 6,037
Vornado Realty Trust(ö) 114,204 7,346
Weingarten Realty Investors(ö) 10,190 284
Welltower , Inc.(ö) 329,378 27,377
448,447
Total Common Stocks
(cost $683,663) 828,633
Short-Term Investments - 1.5%
United States - 1.5%
U.S. Cash Management Fund (@) 13,448,768 (∞) 13,454
Total Short-Term Investments
(cost $13,453) 13,454
Other Securities - 3.7%
U.S. Cash Collateral Fund(×)(@)
32,006,881
(∞) 32,007
Total Other Securities
(cost $32,007) 32,007
Total Investments 101.1%
(identified cost $729,123) 874,094
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (1.1%)
(9,846)
Net Assets - 100.0%
864,248

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 341
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.7%
ADO Properties SA 01/22/16 EUR 32,028 34 .88 1,117
1,381
Entra ASA 10/19/15 NOK 207,632 10 .44 2,167
3,013
Instone Real Estate Group AG 03/28/19 EUR 63,154 23 .31 1,472
1,344
Tritax EuroBox PLC 07/17/18 GBP 596,266 1 .47 875
675
6,413
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 571 USD 20,088 09/19
(53)
FTSE/EPRA Europe Index Futures 251 EUR 5,320 09/19
(104)
Hang Seng Index Futures 16 HKD 22,205 08/19
(53)
MSCI Singapore Index Futures 36 SGD 1,349 08/19
(11)
S&P/TSX 60 Index Futures 8 CAD 1,566 09/19
(2)
SPI 200 Index Futures 17 AUD 2,870 09/19
22
TOPIX Index Futures 29 JPY 454,139 09/19
9
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(192)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 112 AUD 160 09/18/19 (2)
Bank of America USD 215 EUR 190 09/18/19 (4)
Bank of America USD 182 HKD 1,420 09/18/19 —
Bank of America USD 291 JPY 31,440 09/18/19 (1)
Bank of America AUD 160 USD 111 09/18/19 1
Bank of America CAD 190 USD 146 09/18/19 2
Bank of America EUR 560 USD 625 09/18/19 3
Bank of America HKD 1,430 USD 183 09/18/19 —
Bank of America JPY 47,070 USD 435 09/18/19 —
Bank of America SGD 80 USD 58 09/18/19 —
Bank of Montreal USD 1,521 AUD 2,186 09/18/19 (24)
Bank of Montreal USD 673 CAD 893 09/18/19 4
Bank of Montreal USD 3,868 EUR 3,394 09/18/19 (96)
Bank of Montreal USD 3,767 JPY 405,670 09/18/19 (25)
Bank of Montreal USD 810 SGD 1,104 09/18/19 (6)
Bank of New York USD 1,522 AUD 2,186 09/18/19 (24)
Bank of New York USD 673 CAD 893 09/18/19 4
Bank of New York USD 3,867 EUR 3,394 09/18/19 (95)
Bank of New York USD 3,764 JPY 405,670 09/18/19 (22)
Bank of New York USD 809 SGD 1,104 09/18/19 (6)
Bank of New York AUD 170 USD 119 09/18/19 3
Bank of New York AUD 1,820 USD 1,254 09/18/19 8
Bank of New York CAD 780 USD 584 09/18/19 (8)
Bank of New York EUR 190 USD 217 09/18/19 6
Bank of New York EUR 3,540 USD 3,991 09/18/19 57

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York HKD 1,430 USD 183 09/18/19 —
Bank of New York HKD 15,080 USD 1,927 09/18/19 —
Bank of New York JPY 15,330 USD 143 09/18/19 2
Bank of New York JPY 304,890 USD 2,831 09/18/19 18
Bank of New York SGD 840 USD 615 09/18/19 4
Brown Brothers Harriman USD 680 AUD 980 09/18/19 (8)
Brown Brothers Harriman USD 299 CAD 390 09/18/19 (3)
Brown Brothers Harriman USD 6,522 EUR 5,740 09/18/19 (143)
Brown Brothers Harriman AUD 330 USD 229 09/18/19 3
Brown Brothers Harriman AUD 8,680 USD 6,060 09/18/19 114
Brown Brothers Harriman CAD 200 USD 152 09/18/19 1
Brown Brothers Harriman CAD 890 USD 669 09/18/19 (6)
Brown Brothers Harriman EUR 980 USD 1,114 09/18/19 25
Brown Brothers Harriman EUR 3,840 USD 4,370 09/18/19 103
Brown Brothers Harriman HKD 5,660 USD 725 09/18/19 1
Brown Brothers Harriman JPY 77,750 USD 729 09/18/19 12
Brown Brothers Harriman SGD 230 USD 170 09/18/19 2
Brown Brothers Harriman SGD 4,180 USD 3,070 09/18/19 26
Citigroup USD 1,047 AUD 1,520 09/18/19 (5)
Citigroup USD 746 CAD 980 09/18/19 (3)
Citigroup USD 2,978 EUR 2,660 09/18/19 (24)
Citigroup USD 1,439 HKD 11,250 09/18/19 (1)
Citigroup USD 2,183 JPY 236,330 09/18/19 (3)
Citigroup USD 526 SGD 720 09/18/19 (1)
Citigroup AUD 330 USD 232 09/18/19 6
Citigroup CAD 3 USD 2 08/01/19 —
Citigroup HKD 1,440 USD 184 09/18/19 —
Citigroup JPY 31,380 USD 291 09/18/19 2
Commonwealth Bank of Australia USD 1,522 AUD 2,186 09/18/19 (25)
Commonwealth Bank of Australia USD 673 CAD 893 09/18/19 4
Commonwealth Bank of Australia USD 3,870 EUR 3,394 09/18/19 (98)
Commonwealth Bank of Australia USD 3,765 JPY 405,670 09/18/19 (23)
Commonwealth Bank of Australia USD 809 SGD 1,104 09/18/19 (6)
HSBC EUR 11,460 USD 13,086 09/18/19 351
Royal Bank of Canada USD 238 AUD 340 09/18/19 (5)
Royal Bank of Canada USD 1,522 AUD 2,186 09/18/19 (25)
Royal Bank of Canada USD 673 CAD 893 09/18/19 4
Royal Bank of Canada USD 827 CAD 1,100 09/18/19 7
Royal Bank of Canada USD 248 EUR 220 09/18/19 (4)
Royal Bank of Canada USD 3,871 EUR 3,394 09/18/19 (98)
Royal Bank of Canada USD 185 HKD 1,440 09/18/19 (1)
Royal Bank of Canada USD 2,258 HKD 17,670 09/18/19 —
Royal Bank of Canada USD 294 JPY 31,740 09/18/19 (1)
Royal Bank of Canada USD 1,575 JPY 169,440 09/18/19 (12)
Royal Bank of Canada USD 3,769 JPY 405,670 09/18/19 (27)
Royal Bank of Canada USD 322 SGD 440 09/18/19 (2)
Royal Bank of Canada USD 810 SGD 1,104 09/18/19 (6)
Royal Bank of Canada CAD 3,200 USD 2,415 09/18/19 (12)
Royal Bank of Canada EUR 1,621 USD 1,807 08/01/19 13
Royal Bank of Canada GBP 1,313 USD 1,597 08/01/19 1
Royal Bank of Canada GBP 6 USD 7 08/02/19 —
State Street USD 1,522 AUD 2,186 09/18/19 (25)
State Street USD 673 CAD 893 09/18/19 4
State Street USD 3,869 EUR 3,394 09/18/19 (97)
State Street USD 2,340 HKD 18,311 09/18/19 —
State Street USD 3,767 JPY 405,670 09/18/19 (25)
State Street USD 809 SGD 1,104 09/18/19 (6)
State Street AUD 639 USD 440 08/01/19 2

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 343
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street CAD 140 USD 106 09/18/19 (1)
State Street HKD 21,550 USD 2,754 08/01/19 1
State Street JPY 143,954 USD 1,325 08/01/19 2
State Street SGD 384 USD 280 08/01/19 1
UBS JPY 1,530,280 USD 14,209 09/18/19 94
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(118)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (b) Total
Common Stocks
Australia $ — $ 33,552 $ —
$ —
$ 33,552
Austria — 1,558 —
—
1,558
Belgium — 3,431 —
—
3,431
Canada 20,661 — —
—
20,661
China — 2,608 —
—
2,608
Finland — 346 —
—
346
France — 20,740 —
—
20,740
Germany — 30,545 —
—
30,545
Hong Kong — 79,275 —
—
79,275
Ireland — 1,318 —
—
1,318
Japan — 88,852 —
—
88,852
Netherlands 5,172 5,206 —
—
10,378
Norway — 3,013 —
—
3,013
Singapore — 14,914 —
—
14,914
Spain — 9,568 —
—
9,568
Sweden — 12,729 —
—
12,729
Switzerland — 3,737 —
—
3,737
United Kingdom — 42,961 —
—
42,961
United States 448,447 — —
—
448,447
Short-Term Investments — — — 13,454 13,454
Other Securities — — — 32,007 32,007
Total Investments 474,280 354,353 — 45,461 874,094
Other Financial Instruments
Assets
Futures Contracts 31 — —
—
31
Foreign Currency Exchange Contracts 20 87 1 —
—
89 1
Liabilities
Futures Contracts (223) — —
—
(223)
Foreign Currency Exchange Contracts — (1,0 09 ) —
—
(1,0 09 )
Total Other Financial Instruments
*
$ (172) $ (138) $ — $ — $ (310)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Global Real Estate Securities Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
266,626
Healthcare ..............................................................................
52,765
Industrial ................................................................................
62,637
Lodging/Resorts ......................................................................
27,027
Office ......................................................................................
119,023
Residential ..............................................................................
145,352
Retail ......................................................................................
113,001
Self Storage .............................................................................
42,202
Short-Term Investments ..........................................................
13,454
Other Securities ......................................................................
32,007
Total Investments .................................................................... 874,094

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 48.9%
Asset-Backed Securities - 0.3%
Americredit Automobile Receivables
Trust
Series 2019-1 Class C
3.360% due 02/18/25
145
148
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ)
215
218
CKE Restaurants Holdings, Inc.
Series 2018-1A Class AI
4.250% due 06/20/48 (Þ)
581
591
DB Master Finance LLC
Series 2017-1A Class A2II
4.030% due 11/20/47 (Þ)
867
879
DPABS Trust
Series 2017-1A Class A2I
2.995% due 07/25/47 (Ê)(Þ)
1,132
1,133
Jack in the Box, Inc.
Series 2019-1A Class A2II
4.476% due 08/25/49 (Þ)
285
285
Jimmy John's Funding LLC
Series 2017-1A Class A2I
3.610% due 07/30/47 (Þ)
206
207
Wendy's Funding LLC
Series 2019-1A Class A2I
3.783% due 06/15/49 (Þ)
195
196
3,657
Corporate Bonds and Notes - 12.9%
AbbVie, Inc.
4.875% due 11/14/48
260
275
Acorda Therapeutics, Inc.
1.750% due 06/15/21
533
443
AES Corp.
5.125% due 09/01/27
35
37
Air Lease Corp.
4.250% due 02/01/24
280
295
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25
520
536
3.950% due 01/15/28
170
181
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22
135
104
American Airlines Pass-Through Trust
Series A Class A
3.650% due 06/15/28
747
766
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 (Ñ)
462
481
American International Group, Inc.
8.175% due 05/15/58 (Ê)
415
556
Series A-9
5.750% due 04/01/48 (Ê)
323
338
AP Finance, Inc.
8.000% due 05/15/27 (Þ)
720
736
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ)
2,030
1,807
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22
548
552
Arbor Realty Trust, Inc.
5.250% due 07/01/21 (Þ)
969
1,004
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares Capital Corp.
4.625% due 03/01/24
199
208
Assurant, Inc.
7.000% due 03/27/48 (Ê)(Ñ)
680
729
AssuredPartners, Inc.
7.000% due 08/15/25 (Þ)
3,440
3,448
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22
773
768
Avantor, Inc.
9.000% due 10/01/25 (Þ)
1,340
1,485
Bank of America Corp.
1.379% due 02/07/25 (~)(Ê)
720
842
3.458% due 03/15/25 (Ê)
420
435
Series AA
6.100% due 12/31/49 (Ê)(ƒ)
555
606
Series FF
5.875% due 12/31/99 (Ê)(ƒ)
245
261
Series X
6.250% due 09/29/49 (Ê)(ƒ)
945
1,031
BB&T Corp.
4.800% due 12/31/99 (Ê)(ƒ)
500
496
BCD Acquisition, Inc.
9.625% due 09/15/23 (Þ)
2,590
2,702
Becton, Dickinson and Co.
3.020% due 05/24/25
270
349
1.900% due 12/15/26
595
712
Big River Steel LLC / BRS Finance
Corp.
7.250% due 09/01/25 (Þ)
1,410
1,502
BlackRock Capital Investment Corp.
5.000% due 06/15/22
942
954
Boardwalk Pipelines LP
5.950% due 06/01/26
465
516
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47
350
302
Bristol-Myers Squibb
3.200% due 06/15/26 (Þ)
245
254
Brixmor Operating Partnership, LP
4.125% due 06/15/26
330
345
4.125% due 05/15/29
80
84
Broadcom, Inc.
Series WI
3.625% due 01/15/24
305
308
3.125% due 01/15/25
360
350
Bunge Limited Finance Corp.
4.350% due 03/15/24
45
47
3.250% due 08/15/26
20
19
3.750% due 09/25/27
380
377
CalAmp Corp.
2.000% due 08/01/25
1,075
865
Capital One Financial Corp.
3.750% due 03/09/27
325
338
Cardtronics, Inc.
1.000% due 12/01/20
1,798
1,750
CenterPoint Energy, Inc.
Series A
6.125% due 12/31/99 (Ê)(ƒ)
240
250
Century Aluminum Co.
7.500% due 06/01/21 (Ñ)(Þ)
2,500
2,475
Citigroup, Inc.
5.900% due 12/29/49 (Ê)(ƒ)
430
450

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
6.250% due 12/29/49 (Ê)(ƒ)
690
770
Clovis Oncology, Inc.
2.500% due 09/15/21
535
459
CNO Financial Group, Inc.
5.250% due 05/30/25
385
415
CoBank ACB
Series I
6.250% due 12/29/49 (Ê)(ƒ)
330
355
Colony Capital, Inc.
3.875% due 01/15/21
2,059
2,023
Communications Sales & Leasing, Inc. /
CSL Capital LLC
Series WI
8.250% due 10/15/23
2,270
2,049
Crown Castle Towers LLC
3.720% due 07/15/23 (Þ)
755
777
CSTN Merger Sub, Inc.
Series 000E
6.750% due 08/15/24 (Þ)
2,570
2,371
CVS Health Corp.
4.100% due 03/25/25
260
274
5.125% due 07/20/45
20
22
5.050% due 03/25/48
500
543
DCP Midstream LLC
5.125% due 05/15/29
270
278
Dell International LLC / EMC Corp.
8.350% due 07/15/46 (Þ)
225
287
Depomed, Inc.
2.500% due 09/01/21
400
286
Dermira, Inc.
3.000% due 05/15/22
485
414
Diamondback Energy, Inc.
4.750% due 11/01/24 (Þ)
255
262
DISH DBS Corp.
2.375% due 03/15/24
1,804
1,604
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ)
400
543
Dycom Industries, Inc.
0.750% due 09/15/21
1,380
1,338
Encore Capital Group, Inc.
2.875% due 03/15/21
1,434
1,369
Energy Ventures Gom LLC / EnVen
Finance Corp.
11.000% due 02/15/23 (Þ)
400
427
EQM Midstream Partners, LP
4.000% due 08/01/24
250
246
Series 5Y
4.750% due 07/15/23
10
10
FireEye, Inc.
Series A
1.000% due 06/01/35
338
330
First Union Capital II
Series A
7.950% due 11/15/29
114
154
Fiserv, Inc.
4.400% due 07/01/49
240
257
Flexion Therapeutics, Inc.
3.375% due 05/01/24
335
278
Forum Energy Technologies, Inc.
6.250% due 10/01/21
250
223
General Electric Co.
3.375% due 03/11/24
115
118
5.875% due 01/14/38
200
234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
5.000% due 12/29/49 (Ê)(ƒ)
1,331
1,289
Series GMTN
6.875% due 01/10/39
120
156
General Motors Financial Co., Inc.
4.200% due 11/06/21
175
180
3.550% due 07/08/22
395
401
4.350% due 04/09/25
135
140
GNC Holdings, Inc.
1.500% due 08/15/20
309
280
Goldman Sachs BDC, Inc.
4.500% due 04/01/22
897
905
Goldman Sachs Group, Inc. (The)
Series DMTN
3.625% due 02/20/24
785
815
Series Q
5.500% due 12/31/99 (Ê)(ƒ)
250
258
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ)
743
763
Green Plains, Inc.
4.125% due 09/01/22
1,021
847
GTT Communications, Inc.
7.875% due 12/31/24 (Ñ)(Þ)
4,843
3,764
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
4.125% due 09/01/22
169
185
HCI Group, Inc.
4.250% due 03/01/37
357
349
HCP, Inc.
3.250% due 07/15/26
55
56
3.500% due 07/15/29
225
228
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22
553
558
Hercules Capital, Inc.
4.375% due 02/01/22
751
757
High Ridge Brands Co.
8.875% due 03/15/25 (Þ)
1,640
66
Hope Bancorp, Inc.
2.000% due 05/15/38
1,778
1,669
HUB International, Ltd.
7.000% due 05/01/26 (Þ)
2,760
2,806
Invacare Corp.
5.000% due 02/15/21
151
124
Jack Ohio Finance LLC / Jack Ohio
Finance 1 Corp.
10.250% due 11/15/22 (Þ)
1,450
1,544
JPMorgan Chase & Co.
3.900% due 07/15/25
725
772
Series FF
5.000% due 12/31/99 (~)(Ê)(ƒ)
250
253
Series S
6.750% due 01/29/49 (Ê)(ƒ)
650
721
Series X
6.100% due 06/20/21 (Ê)(ƒ)
195
208
JPW Industries Holding Corp.
9.000% due 10/01/24 (Þ)
890
846
KKR Real Estate Finance Trust Inc.
6.125% due 05/15/23
1,375
1,425
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (ƒ)(Þ)
185
178
Las Vegas Sands Corp.
3.200% due 08/08/24
200
201

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 08/18/26
120
121
Life Storage LP
4.000% due 06/15/29
225
233
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23
950
785
M&T Bank Corp.
Series G
5.000% due 08/01/24 (Ê)(ƒ)
170
173
Macquarie Infrastructure Corp.
2.000% due 10/01/23
1,891
1,718
Medicines Co. (The)
2.750% due 07/15/23
200
198
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ)
800
1,027
MetLife, Inc.
9.250% due 04/08/38 (Þ)
650
920
10.750% due 08/01/39
546
876
Series D
5.875% due 12/31/99 (Ê)(ƒ)
203
217
Micron Technology, Inc.
4.640% due 02/06/24
480
506
4.975% due 02/06/26
80
85
4.185% due 02/15/27
315
318
5.327% due 02/06/29
90
96
Midas Intermediate Holdco II LLC
7.875% due 10/01/22 (Þ)
700
669
Morgan Stanley
Series GMTN
1.750% due 01/30/25
965
1,158
Nabor Industries, Inc.
0.750% due 01/15/24
615
432
Nevro Corp.
1.750% due 06/01/21
475
504
New Mountain Finance Corp.
5.750% due 08/15/23
490
504
New York Mortgage Trust, Inc.
6.250% due 01/15/22
1,156
1,168
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (Ê)
450
474
NFP Corp.
6.875% due 07/15/25 (Þ)
2,040
2,050
NiSource Inc.
Series WI
5.650% due 12/31/99 (Ê)(ƒ)
270
269
NRG Energy, Inc.
3.750% due 06/15/24 (Þ)
130
133
Series WI
7.250% due 05/15/26
235
254
Nuance Communications, Inc.
2.750% due 11/01/31
944
916
NuStar Logistics, LP
6.000% due 06/01/26
95
100
NVA Holdings, Inc.
6.875% due 04/01/26 (Þ)
2,570
2,749
Oil States International Inc
1.500% due 02/15/23
135
117
One Call Corp.
Series 144a
7.500% due 07/01/24 (Š)(Þ)
7,829
6,810
Optimas OE Solutions Holding LLC /
Optimas OE Solutions, Inc.
8.625% due 06/01/21 (Þ)
3,340
3,055
Patrick Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 02/01/23
1,067
963
PDC Energy, Inc.
1.125% due 09/15/21
437
406
PDL BioPharma, Inc.
2.750% due 12/01/21
16
16
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Ñ)(Þ)
995
893
PRA Group, Inc.
3.000% due 08/01/20
1,922
1,893
Provident Financing Trust I
7.405% due 03/15/38
195
219
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê)
1,266
1,355
Series XW7
5.200% due 03/15/44 (Ê)
475
496
QVC, Inc.
4.375% due 03/15/23
120
123
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Ñ)(Þ)
554
507
Radio One, Inc.
7.375% due 04/15/22 (Þ)
3,011
3,010
Radius Health, Inc.
3.000% due 09/01/24
785
677
Redfin Corp.
1.750% due 07/15/23
259
241
Resource Capital Corp.
4.500% due 08/15/22
1,202
1,224
RP Crown Parent LLC
7.375% due 10/15/24 (Þ)
1,644
1,710
Sabine Pass Liquefaction LLC
Series WI
5.875% due 06/30/26
375
427
5.000% due 03/15/27
100
109
SBA Tower Trust
2.877% due 07/09/21 (Þ)
220
220
3.448% due 03/15/23 (Þ)
945
969
SEACOR Holdings, Inc.
3.000% due 11/15/28
1,112
1,099
Sirius XM Radio, Inc.
4.625% due 07/15/24 (Þ)
210
216
SM Energy Co.
1.500% due 07/01/21
828
751
SRS Distribution, Inc.
8.250% due 07/01/26 (Þ)
2,650
2,627
SunPower Corp.
4.000% due 01/15/23
157
140
SunTrust Banks, Inc.
Series H
5.125% due 12/31/99 (Ê)(ƒ)
500
495
Surgery Center Holdings, Inc.
6.750% due 07/01/25 (Þ)
4,340
3,851
10.000% due 04/15/27 (Þ)
230
227
Synaptics, Inc.
0.500% due 06/15/22 (Ñ)
1,215
1,100
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ)
98
98
Tesla, Inc.
1.250% due 03/01/21
95
92
Teva Pharmaceutical Finance Co. LLC
Series C
0.250% due 02/01/26
397
364
Townsquare Media, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
6.500% due 04/01/23 (Ñ)(Þ)
800
788
Truck Hero Inc.
8.500% due 04/21/24 (Þ)
2,490
2,490
Tutor Perini Corp.
2.875% due 06/15/21 (Ñ)
1,352
1,281
Twitter, Inc.
1.000% due 09/15/21
1,710
1,676
Two Harbors Investment Corp.
6.250% due 01/15/22
1,404
1,427
United Continental Holdings, Inc.
4.250% due 10/01/22
335
343
UnitedHealth Group, Inc.
3.875% due 08/15/59
280
282
Uniti Group LP
7.125% due 12/15/24 (Þ)
2,920
2,511
Veeco Instruments, Inc.
2.700% due 01/15/23
1,036
921
VEREIT, Inc.
3.950% due 08/15/27
435
454
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ)
255
257
4.300% due 07/15/29 (Þ)
180
181
Vitamin Shoppe, Inc.
2.250% due 12/01/20
565
493
Vizient, Inc.
6.250% due 05/15/27 (Ñ)(Þ)
1,070
1,137
Voya Financial, Inc.
5.650% due 05/15/53 (Ê)
840
886
Wells Fargo & Co.
5.950% due 12/15/36
455
544
Series K
6.180% due 05/12/28 (Ê)(ƒ)
1,050
1,057
Series U
5.875% due 12/31/49 (Ê)(ƒ)(Ñ)
251
275
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ)
1,580
1,450
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22
684
682
Western Digital Corp.
1.500% due 02/01/24 (Þ)
1,610
1,496
Western Gas Partners, LP
4.000% due 07/01/22
120
122
Zillow Group, Inc.
1.500% due 07/01/23
934
948
151,683
International Debt - 6.5%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B
4.484% due 02/17/24 (~)(Ê)
249
249
Adani Ports and Special Economic Zone,
Ltd.
Series REGS
3.950% due 01/19/22
800
816
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
4.875% due 01/16/24
285
306
4.450% due 04/03/26
225
238
AI Mistral Luxembourg Subco Sarl Term
Loan B
5.234% due 03/09/24 (~)(Ê)
961
836
AIA Group, Ltd.
3.900% due 04/06/28 (Þ)
765
815
AIB Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.263% due 04/10/25 (Ê)(Þ)
655
671
Albea Beauty Holdings SA Term Loan
B2
5.524% due 04/22/24 (Ê)
356
348
Allergan Funding SCS
2.625% due 11/15/28
330
421
Alpha 3 BV Term Loan B
5.330% due 01/31/24 (Ê)
400
391
Altrice France SA Term Loan B12
6.013% due 01/31/26 (Ê)
494
489
ams AG
0.875% due 09/28/22
1,200
1,038
Aphria, Inc.
5.250% due 06/01/24 (Þ)
315
248
ArcelorMittal
3.600% due 07/16/24
275
277
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
5.169% due 12/15/23 (Ê)
272
271
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ)
75
77
4.375% due 05/01/26 (Þ)
185
191
AXA SA
8.600% due 12/15/30
190
273
6.379% due 06/01/40 (Ê)(ƒ)(Þ)
600
692
Baidu, Inc.
3.875% due 09/29/23
600
621
4.125% due 06/30/25
200
210
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (Ê)(ƒ)(Þ)
1,000
1,071
Bank of Montreal
4.800% due 12/31/99 (Ê)(ƒ)
375
372
Barclays PLC
4.610% due 02/15/23 (Ê)
405
417
7.875% due 12/31/49 (~)(Ê)(ƒ)
400
416
8.000% due 12/31/99 (Ê)(ƒ)
200
210
BBVA Bancomer SA
Series REGS
6.500% due 03/10/21
345
362
Belron SA Term Loan B
5.065% due 10/26/24 (Ê)
124
124
BHP Billiton Finance USA, Ltd.
6.750% due 10/19/75 (Ê)(Þ)
1,050
1,220
BNP Paribas SA
7.625% due 12/29/49 (Ê)(ƒ)(Þ)
200
211
7.195% due 12/31/49 (Ê)(ƒ)(Þ)
400
438
Series 144a
7.375% due 12/31/49 (Ê)(ƒ)(Þ)
500
554
Capital One Financial Corp.
0.800% due 06/12/24
130
147
Cenovus Energy, Inc.
Series WI
5.400% due 06/15/47
255
276
CIFC Funding, Ltd.
Series 2019-4A Class DR
9.478% due 10/20/27 (Ê)(Þ)
325
324
Commerzbank AG
7.000% due 12/31/99 (Ê)(ƒ)
200
206
CRCC Yuxiang, Ltd.
3.500% due 05/16/23
400
408
Credit Agricole SA
7.875% due 12/29/49 (Ê)(ƒ)(Þ)
200
221
8.125% due 12/31/49 (Ê)(ƒ)(Þ)
600
695

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/31/99 (Ê)(ƒ)(Þ)
200
211
Credit Suisse Group AG
7.125% due 12/29/49 (~)(Ê)(ƒ)
200
212
Series 144a
7.500% due 12/31/99 (Ê)(ƒ)(Þ)
600
638
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.750% due 03/26/25
265
276
Ctrip.com International, Ltd.
1.250% due 09/15/22
1,138
1,135
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 06/13/22 (Ê)(ƒ)(Þ)
300
323
7.250% due 12/29/49 (Ê)(ƒ)(Þ)
550
589
4.000% due 12/31/49 (Ê)(ƒ)(Þ)
200
202
Daimler Finance NA LLC
3.650% due 02/22/24 (Þ)
395
412
Danske Bank A/S
5.375% due 01/12/24 (Þ)
625
681
Delta 2 (LUX ) Sarl Term Loan B
4.734% due 02/01/24 (Ê)
335
331
Diamond (BC) BV 1st Lien Term Loan
5.256% due 09/06/24 (Ê)
403
364
DNB Bank ASA
6.500% due 09/22/22 (~)(Ê)(ƒ)
200
211
Dryden Senior Loan Fund
Series 2018-45A Class ER
8.637% due 10/15/30 (Ê)(Þ)
500
475
Electricite de France SA
5.250% due 01/29/49 (Ê)(ƒ)(Ñ)(Þ)
1,150
1,175
5.625% due 12/29/49 (Ê)(ƒ)(Þ)
400
414
Ellie Mae, Inc. Term Loan
6.525% due 04/02/26 (Ê)
253
253
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (Ê)
982
1,068
Enbridge, Inc.
6.250% due 03/01/78 (Ê)
553
576
Series 16-A
6.000% due 01/15/77 (Ê)
727
752
Enel Finance International NV
3.625% due 05/25/27 (Þ)
285
289
Enel SpA
8.750% due 09/24/73 (Ê)(Þ)
650
757
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ)
370
386
Evergreen Skills Lux Sarl 1st Lien Term
Loan
6.946% due 04/28/21 (~)(Ê)
1,502
1,266
Fidelity National Information Services,
Inc.
2.602% due 05/21/25
220
281
Fiserv, Inc.
2.250% due 07/01/25
200
251
1.125% due 07/01/27
610
703
Fukoku Mutual Life Insurance Co.
6.500% due 09/19/23 (~)(Ê)(ƒ)
850
939
Garda World Security Corp. Term Loan B
6.020% due 2024(Ê)
214
214
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35
830
838
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GFL Environmental, Inc. 1st Lien Term
Loan B
5.234% due 05/31/25 (Ê)
372
369
Ghana Government International Bond
Series REGS
7.875% due 08/07/23
25
27
Golar LNG, Ltd.
2.750% due 02/15/22
1,190
1,092
Guggenheim CLO LLC
Series 2018-1A Class DR
8.893% due 10/15/31 (Ê)(Þ)
789
714
Hamilton Holdco LLC Term Loan B
4.330% due 05/30/25 (Ê)
246
246
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (Ê)(ƒ)(Þ)
200
200
HLF Financing Sarl LLC 1st Lien Term
Loan B
5.484% due 08/16/25 (Ê)
482
482
HSBC Capital Funding, LP
10.176% due 12/29/49 (Ê)(ƒ)(Þ)
375
600
HSBC Holdings PLC
6.875% due 12/31/49 (Ê)(ƒ)
200
209
6.500% due 12/31/99 (Ê)(ƒ)
200
209
I-Logic Technologies Bidco, Ltd. 1st
Lien Term Loan
5.901% due 12/31/24 (Ê)
556
539
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.651% due 11/21/24 (Ê)
1,545
1,491
Johnson Electric Holdings, Ltd.
4.125% due 07/30/24
280
288
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24
140
148
La Mondiale SAM
4.800% due 01/18/48 (~)(Ê)
400
386
LCM XVIII, LP
Series 2018-18A Class ER
8.228% due 04/20/31 (Ê)(Þ)
500
466
Link Finance Cayman 2009, Ltd.
3.600% due 09/03/24
570
591
Lloyds Banking Group PLC
7.500% due 04/30/49 (Ê)(ƒ)(Ñ)
400
419
7.500% due 12/31/99 (Ê)(ƒ)
300
314
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
7.690% due 07/25/31 (Ê)(Þ)
325
294
Mallinckrodt International Finance SA
1st Lien Term Loan B
5.080% due 09/24/24 (~)(Ê)
419
355
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
8.322% due 07/16/31 (~)(Ê)(Þ)
700
620
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (Ê)(Þ)
400
433
5.100% due 04/26/48 (Ê)(Þ)
400
437
Mitsui Sumitomo Insurance Co., Ltd.
4.950% due 12/31/99 (Ê)(ƒ)(Þ)
800
864
Mountain View CLO XIV, Ltd.
Series 2019-1A Class E
9.328% due 04/15/29 (Ê)(Þ)
250
240
Nippon Life Insurance Co.
5.000% due 10/18/42 (Ê)(Þ)
205
215

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.100% due 10/16/44 (Ê)(Þ)
300
322
4.700% due 01/20/46 (Ê)(Þ)
500
533
Northwest Acquisitions ULC / Dominion
Finco, Inc.
7.125% due 11/01/22 (Þ)
3,420
2,325
Numericable Group SA Term Loan B11
4.984% due 06/22/25 (Ê)
124
119
NXP BV / NXP Funding LLC
4.875% due 03/01/24 (Þ)
140
150
5.550% due 12/01/28 (Þ)
165
187
Open Text Corp. 1st Lien Term Loan B
3.984% due 05/30/25 (Ê)
370
371
Ortho-Clinical Diagnostics SA 1st Lien
Term Loan B
5.563% due 06/01/25 (Ê)
338
328
Park Aerospace Holdings, Ltd.
5.500% due 02/15/24 (Þ)
525
567
Perrigo Finance PLC
3.500% due 12/15/21
200
199
3.900% due 12/15/24
275
274
Perrigo Finance Unlimited Co.
4.375% due 03/15/26
205
208
Phoenix Group Holdings
5.375% due 07/06/27
400
402
Pretium Resources, Inc.
2.250% due 03/15/22
350
354
QBE Insurance Group, Ltd.
6.750% due 12/02/44 (~)(Ê)
300
329
5.875% due 06/17/46 (~)(Ê)
406
430
Royal Bank of Scotland Group PLC
6.125% due 12/15/22
250
269
5.125% due 05/28/24
135
142
8.000% due 12/29/49 (Ê)(ƒ)(Ñ)
200
214
8.625% due 12/29/49 (Ê)(ƒ)
400
426
7.648% due 12/31/49 (Ê)(ƒ)
460
607
Scorpio Tankers, Inc.
3.000% due 05/15/22
155
151
SF Holding Investment, Ltd.
4.125% due 07/26/23
775
807
Ship Finance International, Ltd.
5.750% due 10/15/21
1,514
1,537
Silver Standard Resources, Inc.
2.875% due 02/01/33
909
944
SMBC Aviation Capital
4.125% due 07/15/23 (Þ)
250
261
3.550% due 04/15/24 (Þ)
200
206
Societe Generale SA
7.875% due 04/02/31 (Ê)(ƒ)(Þ)
200
214
7.375% due 12/29/49 (Ê)(ƒ)(Þ)
400
417
Solvay Acetow Gmbh Term Loan
8.151% due 05/31/23 (Ê)
358
340
Sompo Japan Insurance, Inc.
5.325% due 03/28/73 (Ê)(Þ)
400
425
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (~)(Ê)(Þ)
500
476
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.953% due 04/15/31 (Ê)(Þ)
700
638
Standard Chartered PLC
7.500% due 12/29/49 (Ê)(ƒ)(Þ)
200
212
7.750% due 12/29/49 (Ê)(ƒ)(Þ)
200
215
Starfruit Finco BV 1st Lien Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.610% due 10/01/25 (Ê)
187
184
Stars Group Holdings BV Term Loan B
5.830% due 07/10/25 (~)(Ê)
223
224
Steele Creek CLO, Ltd.
Series 2018-1A Class E
8.053% due 04/15/31 (Ê)(Þ)
1,125
1,003
Sumitomo Life Insurance Co.
6.500% due 09/20/73 (Ê)(Þ)
400
445
Svenska Handelsbanken AB
6.250% due 12/31/99 (Ê)(ƒ)
400
423
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (Ê)(Ñ)(Þ)
400
432
Symphony CLO, Ltd.
Series 2019-20A Class E
8.612% due 01/16/32 (Ê)(Þ)
250
244
Syngenta Finance NV
4.441% due 04/24/23 (Þ)
475
497
5.676% due 04/24/48 (Þ)
235
235
Tencent Holdings, Ltd.
3.800% due 02/11/25
255
266
3.975% due 04/11/29 (Þ)
200
211
Tilray, Inc.
5.000% due 10/01/23 (Þ)
1,215
966
Titan Acquisition, Ltd.
7.750% due 04/15/26 (Ñ)(Þ)
1,900
1,723
Trader Corp. Term Loan B
5.241% due 09/28/23 (Ê)
669
668
TransCanada Trust
5.625% due 05/20/75 (Ê)
453
464
Series 16-A
5.875% due 08/15/76 (Ê)
938
984
Travelport Finance Luxembourg Sarl
Term Loan
7.541% due 05/29/26 (Ê)
250
243
Trinitas CLO X, Ltd.
Series 2018-8A Class E
8.178% due 07/20/31 (Ê)(Þ)
250
219
Series 2019-10A Class E
9.203% due 04/15/32 (Ê)(Þ)
550
526
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (Ê)(ƒ)
200
213
7.125% due 12/29/49 (~)(Ê)(ƒ)
200
209
7.000% due 12/31/99 (Ê)(ƒ)(Þ)
400
422
VIVAT NV
6.250% due 12/31/99 (~)(Ê)(ƒ)
400
400
Vodafone Group PLC
5.250% due 05/30/48
280
315
7.000% due 04/04/79 (Ê)
710
778
Want Want China Finance, Ltd.
2.875% due 04/27/22
590
591
Weibo Corp.
1.250% due 11/15/22
415
388
3.500% due 07/05/24
285
286
Westlake Chemical Corp.
1.625% due 07/17/29
187
213
Woodside Finance, Ltd.
3.650% due 03/05/25 (Þ)
440
451
3.700% due 09/15/26 (Þ)
600
611
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
9.038% due 01/20/32 (Ê)(Þ)
750
705
Ziggo Secured Finance Partnership 1st
Lien Term Loan E

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.825% due 04/27/25 (~)(Ê)
250
248
77,006
Loan Agreements - 7.1%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.734% due 09/29/24 (Ê)
663
657
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.984% due 04/03/23 (Ê)
372
367
AgroFresh, Inc. Term Loan B
6.946% due 2021(Ê)
735
700
7.291% due 2021(Ê)
2
2
AGS LLC 1st Lien Term Loan B
5.734% due 02/15/24 (Ê)
224
224
AlixPartners LLP Term Loan B
0.000% due 04/04/24 (~)(Ê)(v)
1,250
1,252
Alliant Holdings Intermediate, LLC
Term Loan B2
8.250% due 08/01/23 (Ê)(Þ)
2,410
2,465
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.734% due 08/15/24 (Ê)
253
239
Alvogen Group, Inc. 1st Lien Term
Loan B
6.980% due 04/02/22 (Ê)
720
654
American Airlines, Inc. 1st Lien Term
Loan B
4.061% due 06/27/25 (Ê)
361
354
American Airlines, Inc. Term Loan B
4.241% due 04/28/23 (Ê)
321
320
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.750% due 05/04/25 (Ê)
371
343
Anastasia Parent LLC 1st Lien Term
Loan B
5.984% due 08/10/25 (Ê)
596
479
AP Exhaust Acquisition LLC 1st Lien
Term Loan
7.528% due 05/10/24 (Ê)
715
608
AppLovin Corp. 1st Lien Term Loan B
5.734% due 08/15/25 (Ê)
598
597
Aramark Services, Inc. 1st Lien Term
Loan B3
4.080% due 03/11/25 (~)(Ê)
400
400
Aretec Group, Inc. 1st Lien Term Loan
6.484% due 10/01/25 (Ê)
299
291
Ascena Retail Group, Inc. Term Loan B
6.750% due 08/21/22 (Ê)
318
197
Ascend Learning LLC Term Loan B
5.234% due 07/12/24 (Ê)
279
277
AssuredPartners, Inc. 1st Lien Term
Loan B
5.734% due 10/22/24 (Ê)
358
356
Avaya, Inc. Term Loan B
6.575% due 12/15/24 (Ê)
989
951
Aveanna Healthcare LLC 2019 2nd Lien
Term Loan
0.000% due 05/15/27 (~)(Ê)(v)
1,400
1,335
Avolon LLC 1st Lien Term Loan B3
4.022% due 01/15/25 (~)(Ê)
244
245
Bass Pro Group LLC 1st Lien Term
Loan B
7.234% due 09/25/24 (Ê)
622
587
Bausch Health Americas, Inc. Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.379% due 06/01/25 (~)(Ê)
699
701
5.129% due 11/27/25 (Ê)
703
703
Blount International, Inc. 1st Lien Term
Loan B
5.946% due 04/12/23 (Ê)
360
360
Boxer Parent Co., Inc. 1st Lien Term
Loan B
6.580% due 10/02/25 (Ê)
1,493
1,435
Brave Parent Holdings, Inc. 1st Lien
Term Loan
6.256% due 04/17/25 (Ê)
372
369
Brickman Group, Ltd. 1st Lien Term
Loan B
4.750% due 08/10/25 (Ê)
173
174
4.813% due 08/10/25 (~)(Ê)
208
208
Brookfield WEC Holdings, Inc. Term
Loan
5.734% due 08/01/25 (~)(Ê)
124
125
C.H. Guenther & Son, Inc. Term Loan B
4.984% due 03/22/25 (Ê)
371
369
Cabot Microelectronics Corp. 1st Lien
Term Loan B
4.500% due 11/15/25 (Ê)
225
226
Canyon Valor Cos., Inc. 1st Lien Term
Loan B
5.080% due 06/16/23 (Ê)
341
339
Carestream Health, Inc. Term Loan
7.984% due 02/28/21 (Ê)
250
240
CBS Radio, Inc. 1st Lien Term Loan B
4.991% due 03/02/24 (Ê)
217
217
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.734% due 03/01/24 (~)(Ê)
132
131
Charming Charlie, Inc. Term Loan
3.500% due 05/28/22 (Ê)(Š)(
ƕ)
34
32
20.000% due 10/02/23 (Ê)(Š)(
ƕ)
6
6
Charming Charlie, Inc. Term Loan A
12.580% due 04/24/23 (Ê)(Š)
112
—
Charming Charlie, Inc. Term Loan B
12.580% due 04/24/23 (Ê)(Š)
138
—
Charter Communications, Inc. Term
Loan B
4.330% due 04/30/25 (~)(Ê)
124
124
CityCenter Holdings LLC Term Loan B
4.484% due 04/18/24 (~)(Ê)
249
249
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
4.484% due 08/11/24 (Ê)
723
721
Commercial Barge Line Co. Term Loan
B1
10.984% due 11/12/20 (Ê)
743
480
Constellis Holdings LLC 1st Lien Term
Loan
7.256% due 04/18/24 (Ê)
715
537
Constellis Holdings LLC 2nd Lien Term
Loan
11.256% due 04/21/25 (Ê)
247
164
Cortes NP Acquisition Corp Term Loan B
6.330% due 11/30/23 (Ê)
824
783
Crown Finance, Inc. 1st Lien Term
Loan B
4.484% due 02/28/25 (Ê)
131
130
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
6.484% due 12/01/21 (Ê)
254
214
CWGS Group LLC Term Loan

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.152% due 11/08/23 (~)(Ê)
458
428
Delek US Holdings, Inc. 1st Lien Term
Loan B
4.580% due 03/30/25 (Ê)
494
493
Dell International LLC 1st Lien Term
Loan B
4.240% due 09/07/23 (~)(Ê)
894
896
Digicert Holdings, Inc. 1st Lien Term
Loan
6.234% due 10/31/24 (~)(Ê)
113
113
Digicert Holdings, Inc. 2nd Lien Term
Loan
10.234% due 10/31/25 (Ê)
300
299
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
5.330% due 06/01/24 (Ê)
124
120
Dynacast International LLC 1st Lien
Term Loan B
5.580% due 01/28/22 (Ê)
382
376
Dynatrace LLC 1st Lien Term Loan
4.984% due 08/23/25 (Ê)
228
228
EagleView Technology Corp. 1st Lien
Term Loan B1
5.769% due 07/31/25 (Ê)
498
477
ECI Macola/Max Holding LLC 1st Lien
Term Loan B
6.580% due 09/27/24 (Ê)
359
357
ECI Macola/Max Holding LLC 2nd Lien
Term Loan
10.330% due 09/29/25 (Ê)
183
179
EnergySolutions LLC 1st Lien Term
Loan B
6.080% due 05/11/25 (Ê)
743
713
Ensemble RCM LLC Term Loan
0.000% due 07/22/26 (~)(Ê)(v)
750
750
Entegris, Inc. Term Loan B
4.234% due 11/01/25 (Ê)
373
373
Envision Healthcare Corp. 1st Lien Term
Loan B
5.984% due 10/11/25 (~)(Ê)
448
384
Everi Payments, Inc. 1st Lien Term Loan
Series 91D
5.234% due 05/09/24 (Ê)
526
526
EVO Payments International LLC 1st
Lien Term Loan B
5.490% due 12/22/23 (Ê)
198
198
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.734% due 07/03/24 (~)(Ê)
221
221
Fort Dearborn Company 1st Lien Term
Loan
6.313% due 10/19/23 (Ê)
346
335
Fort Dearborn Holding Co., Inc. 1st Lien
6.602% due 10/19/23 (Ê)
11
10
Getty Images, Inc. 1st Lien Term Loan
6.750% due 02/19/26 (Ê)
746
744
GHX Ultimate Parent Corp. 1st Lien
Term Loan
5.580% due 06/30/24 (Ê)
715
705
Global Payments, Inc. 1st Lien Term
Loan B3
3.984% due 04/22/23 (Ê)
246
246
Granite Acquisition, Inc. Term Loan B
5.819% due 12/17/21 (Ê)
345
346
Granite Acquisition, Inc. Term Loan C
5.830% due 12/17/21 (Ê)
14
14
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gray Television, Inc. 1st Lien Term
Loan C
4.832% due 11/02/25 (Ê)
373
374
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
4.599% due 01/31/25 (Ê)
124
124
Gruden Holdings, Inc. 1st Lien Term
Loan
7.830% due 08/18/22 (Ê)
1,067
1,059
GTT Communications, Inc. 1st Lien
Term Loan B
4.980% due 05/31/25 (Ê)
136
119
H.B. Fuller Co. 1st Lien Term Loan B
4.272% due 10/20/24 (Ê)
268
267
HCA, Inc. Term Loan B10
4.330% due 03/07/25 (Ê)
50
50
Heartland Dental LLC 1st Lien Term
Loan
3.750% due 04/30/25 (Ê)(
ƕ)
8
8
5.984% due 04/30/25 (Ê)
363
349
HGIM Corp. 1st Lien Term Loan
8.743% due 07/02/23 (Ê)
711
674
HS Purchaser LLC 1st Lien Term Loan
6.080% due 03/29/25 (Ê)
264
261
Hyland Software, Inc. 1st Lien Term
Loan
5.484% due 07/01/24 (Ê)
89
89
Hyland Software, Inc. 2nd Lien Term
Loan
9.234% due 05/23/25 (Ê)
375
376
INEOS US Finance LLC 1st Lien Term
Loan B
4.258% due 03/31/24 (Ê)
719
708
Information Resources, Inc. 1st Lien
Term Loan
7.022% due 12/03/25 (~)(Ê)
373
361
Inovalon Holdings, Inc. Term Loan B
5.875% due 04/02/25 (Ê)
244
244
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.234% due 06/29/24 (~)(Ê)
1,719
1,719
Jaguar Holding Co. II 1st Lien Term
Loan
7.750% due 05/15/22 (Ê)(Þ)
1,840
1,857
Jason, Inc. 1st Lien Term Loan
6.830% due 06/30/21 (Ê)
372
335
Kestra Financial, Inc. Term Loan
6.780% due 04/29/26 (~)(Ê)
250
248
LifeScan Global Corp. 1st Lien Term
Loan
8.660% due 10/02/24 (Ê)
483
459
Limetree Bay Terminals LLC Term Loan
B
6.234% due 02/10/24 (Ê)
143
138
Lions Gate Capital Holdings LLC 1st
Lien Term Loan B
4.484% due 03/24/25 (Ê)
663
661
Lower Cadence Holdings LLC Term
Loan B
6.269% due 05/10/26 (Ê)
333
332
Masergy Communications, Inc. 2nd Lien
Term Loan
9.830% due 12/15/24 (~)(Ê)
1,457
1,425
MCC Iowa LLC 1st Lien Term Loan M
4.350% due 01/15/25 (Ê)
349
350

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Messer Industries USA, Inc. 1st Lien
Term Loan B
4.830% due 10/02/25 (Ê)
499
496
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.740% due 07/03/25 (Ê)
372
370
MGM Growth Properties, LLC 1st Lien
Term Loan B
4.234% due 04/25/23 (~)(Ê)
497
497
MH Sub I LLC 1st Lien Term Loan
5.984% due 09/15/24 (Ê)
1,074
1,067
Midas Intermediate Holdco II, LLC Term
Loan B
5.080% due 08/18/21 (Ê)
250
244
Midcontinent Communication 2019 Term
Loan B
0.000% due 07/16/26 (~)(Ê)(v)
308
309
Midwest Physician Administrative
Services LLC 2nd Lien Term Loan
9.234% due 08/11/25 (Ê)
367
358
Midwest Physician Administrative
Services, LLC 1st Lien Term Loan
4.984% due 08/15/24 (Ê)
712
694
Mitchell International, Inc. 1st Lien
Term Loan B
5.484% due 12/01/24 (Ê)
364
345
Mitchell International, Inc. 2nd Lien
Term Loan
9.484% due 11/20/25 (Ê)
500
469
MLN US Holdco LLC 1st Lien Term
Loan
6.734% due 07/13/25 (Ê)
737
716
NAI Entertainment Holdings LLC 1st
Lien Term Loan B
4.740% due 04/23/25 (Ê)
248
248
NASCAR Holdings, Inc. Term Loan B
0.000% due 07/26/26 (~)(Ê)(v)
180
181
Navistar International Corp. 1st Lien
Term Loan B
5.830% due 11/06/24 (Ê)
493
493
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
0.000% due 06/20/26 (~)(Ê)(v)
450
450
NN, Inc. 1st Lien Term Loan B
5.984% due 10/19/22 (Ê)
371
365
NN, Inc. 2nd Lien Term Loan
5.484% due 04/03/21 (Ê)
133
130
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.830% due 11/27/20 (Ê)
698
650
NPC International, Inc. 1st Lien Term
Loan
5.734% due 04/20/24 (Ê)
211
169
5.819% due 04/20/24 (Ê)
147
117
On Assignment, Inc. 1st Lien Term Loan
B4
4.234% due 02/21/25 (~)(Ê)
218
218
Optiv, Inc. 1st Lien Term Loan
5.484% due 02/01/24 (Ê)
345
316
Panther BF Aggregator LP Term Loan B
5.734% due 04/30/26 (Ê)
179
178
Parfums Holding Co., Inc. 2nd Lien
Term Loan
11.080% due 06/30/25 (~)(Ê)
860
854
Patterson Co. 2nd Lien Term Loan
10.756% due 08/28/23 (~)(Ê)
590
531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Penn National Gaming, Inc. 1st Lien
Term Loan B1
4.484% due 10/15/25 (Ê)
373
374
Plantronics, Inc.1st Lien Term Loan
4.734% due 07/02/25 (Ê)
345
345
Platform Specialty Products Corp. 1st
Lien Term Loan
4.484% due 01/31/26 (Ê)
179
179
Polar US Borrower LLC 1st Lien Term
Loan
7.063% due 10/16/25 (Ê)
364
356
7.351% due 10/16/25 (Ê)
9
9
Post Holdings, Inc. Incremental Term
Loan B
4.270% due 05/24/24 (~)(Ê)
217
217
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
7.750% due 04/13/25 (Ê)
343
342
Procera Networks, Inc. 1st Lien Term
Loan
6.734% due 11/02/25 (Ê)
323
320
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B
5.810% due 04/26/24 (Ê)
775
764
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.506% due 05/18/25 (Ê)
1,191
1,172
Quintiles IMS, Inc. 1st Lien Term Loan
B2
4.330% due 01/18/25 (Ê)
359
359
Rackspace Hosting, Inc. 1st Lien Term
Loan
5.576% due 11/03/23 (Ê)
270
250
Radiate Holdco LLC 1st Lien Term
Loan B
5.234% due 02/01/24 (Ê)
486
480
Radio One, Inc. 1st Lien Term Loan B
6.240% due 04/05/23 (~)(Ê)
607
582
Red Ventures LLC 1st Lien Term Loan
B1
5.234% due 11/08/24 (Ê)
990
993
Refinitiv US Holdings, Inc. 1st Lien
Term Loan B
5.984% due 10/01/25 (Ê)
498
497
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.769% due 11/16/25 (~)(Ê)
1,166
1,172
Research Now Group, Inc. 1st Lien Term
Loan
8.083% due 12/20/24 (Ê)
371
371
RHP Hotel Properties, LP Term Loan B
4.330% due 05/11/24 (Ê)
357
357
Rocket Software, Inc. Term Loan
6.484% due 11/28/25 (Ê)
218
214
RPI Finance Trust Term Loan B
4.234% due 03/27/23 (~)(Ê)
122
122
Sally Holdings LLC 1st Lien Term Loan
B1
4.490% due 07/05/24 (Ê)
586
574
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.984% due 08/14/24 (~)(Ê)
430
427
Seadrill Operating, LP Term Loan B
8.330% due 02/21/21 (Ê)
744
486
SeaWorld Parks & Entertainment Term
Loan B

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.234% due 03/31/24 (Ê)
325
325
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
5.484% due 12/31/25 (Ê)
249
245
Serta Simmons Bedding LLC 1st Lien
Term Loan
5.814% due 11/08/23 (Ê)
164
112
5.879% due 11/08/23 (Ê)
579
395
Serta Simmons Bedding LLC 2nd Lien
Term Loan
10.314% due 11/08/24 (Ê)
375
168
Sesac Holdco II LLC 1st Lien Term Loan
5.234% due 02/13/24 (Ê)
179
175
Sesac Holdco II LLC 2nd Lien Term
Loan
9.484% due 02/24/25 (Ê)
375
371
Shutterfly, Inc. Term Loan B
4.740% due 08/17/24 (Ê)
281
281
Sinclair Television Group, Inc. 2019
Term Loan B
0.000% due 07/17/26 (Ê)(v)
286
286
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
6.020% due 05/16/25 (Ê)
1,323
1,218
SonicWALL US Holdings, Inc. 2nd Lien
Term Loan
10.020% due 05/18/26 (Ê)
300
267
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.750% due 08/04/21 (Ê)
115
86
Southwire Co. LLC 1st Lien Term Loan B
4.234% due 05/15/25 (Ê)
421
419
Sprint Corp. Term Loan B
5.250% due 02/03/24 (Ê)
663
663
Station Casinos LLC 1st Lien Term
Loan B
4.740% due 06/08/23 (Ê)
270
270
STATS LLC Term Loan
7.619% due 05/17/26 (Ê)
219
216
Steak n Shake Operations, Inc. Term
Loan B1
5.990% due 03/19/21 (Ê)
485
354
SuperMoose Borrower LLC 1st Lien
Term Loan
5.984% due 08/15/25 (Ê)
663
653
Tempo Acquisition LLC Term Loan B
5.234% due 05/01/24 (Ê)
358
358
TKC Holdings, Inc. 1st Lien Term Loan
5.990% due 02/01/23 (~)(Ê)
353
345
TMS International Corp. 1st Lien Term
Loan B2
4.984% due 08/14/24 (Ê)
240
240
5.006% due 08/14/24 (Ê)
401
401
TransDigm Group, Inc. Term Loan
4.830% due 06/09/23 (Ê)
712
708
TruGreen Limited Partnership Term
Loan B
5.984% due 03/15/26 (Ê)
249
250
Twin River Worldwide Holdings, Inc.
Term Loan B
4.984% due 05/02/26 (Ê)
250
250
U.S. Silica Co., Inc. 1st Lien Term Loan
B
6.250% due 05/01/25 (Ê)
371
356
Uber Technologies, Inc. 1st Lien Term
Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.325% due 03/22/25 (Ê)
416
417
UFC Holdings, LLC Term Loan
5.490% due 04/29/26 (Ê)
179
180
United Airlines, Inc. Term Loan B
3.984% due 04/01/24 (Ê)
286
285
United Natural Foods, Inc. Term Loan
6.484% due 10/22/25 (Ê)
746
628
Univar USA, Inc Term Loan B3
4.484% due 07/01/24 (Ê)
206
206
Varsity Brands Holding Co., Inc. 1st Lien
Term Loan
5.734% due 12/15/24 (Ê)
360
354
VeriFone Systems, Inc. 1st Lien Term
Loan
6.520% due 08/20/25 (Ê)
238
232
Verscend Holding Corp. 1st Lien Term
Loan B
6.734% due 08/27/25 (Ê)
744
747
Vertafore, Inc. 1st Lien Term Loan B
5.484% due 07/02/25 (Ê)
746
732
VICI Properties, Inc. 1st Lien Term
Loan B
4.272% due 12/15/24 (~)(Ê)
125
125
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.825% due 01/15/26 (~)(Ê)
250
250
W3 Co. Term Loan B
8.241% due 03/08/22 (Ê)
4
4
8.330% due 03/08/22 (Ê)
487
485
Walker & Dunlop, Inc. 1st Lien Term
Loan B1
4.484% due 11/07/25 (Ê)
373
374
Web.com Group, Inc. 1st Lien Term
Loan B
6.075% due 10/11/25 (Ê)
682
678
Weight Watchers International, Inc. 1st
Lien Term Loan B
7.095% due 11/29/24 (Ê)
215
211
7.160% due 11/29/24 (Ê)
80
79
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.990% due 05/29/25 (Ê)
712
692
Wyndham Hotels & Resorts, Inc. 1st
Lien Term Loan B
3.984% due 05/30/25 (Ê)
521
522
83,095
Mortgage-Backed Securities - 17.4%
Fannie Mae
4.500% due 2049
55
58
5.000% due 2049
68
73
30 Year TBA(Ï)
3.000%
66,000
66,584
3.500%
23,000
23,479
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê)
536
99
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40
2,584
500
Series 2010-140 Class GS
Interest Only STRIP
5.229% due 07/25/39 (Ê)
1,609
99

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40
1,059
40
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37
1,662
32
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê)
2,426
348
Series 2011-134 Class SP
Interest Only STRIP
4.040% due 02/25/41 (Ê)
5,582
594
Series 2012-19 Class S
Interest Only STRIP
3.684% due 03/25/42 (Ê)
4,736
818
Series 2012-36 Class SN
Interest Only STRIP
5.672% due 04/25/42 (Ê)
1,117
178
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40
2,298
196
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41
1,013
97
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê)
1,496
251
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42
2,259
324
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê)
1,953
383
Series 2012-4016 Class SC
Interest Only STRIP
4.603% due 03/15/42 (Ê)
1,699
286
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41
2,676
131
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42
1,401
67
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê)
616
35
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34
1,648
388
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41
1,227
94
Series 2013-90 Class SD
Interest Only STRIP
5.829% due 09/25/43 (Ê)
1,236
208
Series 2013-107 Class SB
Interest Only STRIP
4.713% due 02/25/43 (Ê)
1,793
321
Series 2014-35 Class CS
Interest Only STRIP
4.190% due 06/25/44 (Ê)
5,132
844
Series 2014-87 Class MS
Interest Only STRIP
3.969% due 01/25/45 (Ê)
1,434
233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45
1,064
193
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê)
2,896
473
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45
2,303
516
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33
2,320
402
Series 2016-8 Class SA
Interest Only STRIP
3.646% due 03/25/46 (Ê)
4,936
816
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46
1,364
173
Series 2016-50 Class SM
Interest Only STRIP
4.203% due 08/25/46 (Ê)
6,867
962
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê)
4,405
660
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê)
2,703
417
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40
1,678
238
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40
2,257
161
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46
2,086
235
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47
2,048
279
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47
1,744
232
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46
1,457
138
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47
898
119
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46
1,505
268
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47
2,726
363
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê)
2,709
418
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38
1,018
137
Series 2017-4656 Class AI
Interest Only STRIP
3.000% due 09/15/37
2,942
147

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42
1,979
140
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48
670
113
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47
2,440
387
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48
3,451
747
Series 2018-47 Class SA
Interest Only STRIP
4.210% due 07/25/48 (Ê)
3,968
651
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê)
3,295
473
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49
2,449
458
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê)
2,405
400
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49
3,404
390
Series 2019-5 Class SA
Interest Only STRIP
3.834% due 03/25/49 (Ê)
3,900
707
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49
2,343
285
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49
2,742
407
Series 2019-21 Class SB
Interest Only STRIP
3.784% due 05/25/49 (Ê)
3,361
508
Series 2019-28 Class S
Interest Only STRIP
3.646% due 06/25/49 (Ê)
2,737
447
Series 2019-32 Class SD
Interest Only STRIP
3.784% due 06/25/49 (Ê)
4,409
714
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê)
2,480
437
Series 2019-45 Class SD
Interest Only STRIP
3.779% due 08/25/49 (Ê)(Š)
2,570
456
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39
1,919
343
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40
1,539
263
Freddie Mac REMICS
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40
4,908
776
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39
366
26
Series 2011-3852 Class SC
Interest Only STRIP
5.880% due 04/15/40 (Ê)
1,488
168
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26
1,685
123
Series 2011-3919 Class SA
Interest Only STRIP
4.941% due 09/15/41 (Ê)
4,268
699
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê)
1,397
161
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê)
1,755
265
Series 2012-4033 Class SC
Interest Only STRIP
5.316% due 10/15/36 (Ê)
1,524
110
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê)
704
103
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42
1,147
203
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39
1,442
99
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42
1,276
193
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41
3,623
189
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê)
3,190
454
Series 2013-4267 Class CS
Interest Only STRIP
4.816% due 05/15/39 (Ê)
1,371
71
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43
954
105
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43
1,500
183
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43
1,477
147
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44
1,117
161
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45
1,368
214
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45
1,386
354
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44
1,257
262

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40
3,127
181
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40
2,104
209
Series 2016-4560 Class IO
Interest Only STRIP
5.802% due 05/15/39 (~)(Ê)
1,423
278
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45
1,542
200
Series 2016-4568 Class MI
Interest Only STRIP
4.000% due 04/15/46
1,345
172
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46
1,021
129
Series 2016-4596 Class CS
Interest Only STRIP
3.794% due 06/15/46 (Ê)
2,598
380
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45
1,131
178
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46
1,877
233
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45
1,425
170
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46
1,683
239
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40
905
58
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42
1,637
131
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47
1,099
128
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42
1,068
65
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35
1,975
81
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47
1,096
134
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47
1,764
258
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê)
2,005
344
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48
1,260
224
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48
2,150
280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48
2,209
450
Series 2019-4907 Class AS
Interest Only STRIP
3.734% due 09/25/48 (Ê)
1,631
278
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39
2,537
574
Ginnie Mae II
5.000% due 2049
508
536
5.500% due 2049
35
37
30 Year TBA(Ï)
4.000%
1,000
1,038
4.500%
3,000
3,125
5.000%
220
238
Ginnie Mae REMICS
Interest Only STRIP
3.784% due 08/16/34 (Š)
180
28
Class AI
Interest Only STRIP
3.500% due 01/20/39
1,284
47
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39
785
138
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39
1,011
188
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40
5,694
1,151
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40
1,366
248
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê)
1,083
73
Series 2010-H19 Class BI
Interest Only STRIP
1.460% due 08/20/60 (~)(Ê)
3,152
174
Series 2010-H20 Class IF
Interest Only STRIP
1.401% due 10/20/60 (~)(Ê)
1,413
70
Series 2010-H22 Class CI
Interest Only STRIP
2.365% due 10/20/60 (~)(Ê)
3,402
166
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê)
3,553
579
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê)
986
61
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40
1,996
451
Series 2011-148 Class SN
Interest Only STRIP
5.462% due 11/16/41 (Ê)
1,100
222
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42
433
83

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42
2,114
340
Series 2012-H06 Class AI
Interest Only STRIP
1.361% due 01/20/62 (~)(Ê)
7,832
324
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)
7,886
271
Series 2012-H10 Class SI
Interest Only STRIP
1.417% due 12/20/61 (~)(Ê)
7,286
482
Series 2012-H23 Class WI
Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)
2,820
120
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37
1,670
118
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43
4,164
772
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43
503
64
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43
2,872
478
Series 2013-152 Class SG
Interest Only STRIP
3.849% due 06/20/43 (Ê)
3,013
536
Series 2013-182 Class LS
Interest Only STRIP
3.655% due 12/20/43 (Ê)
4,560
892
Series 2013-182 Class SY
Interest Only STRIP
5.319% due 12/20/43 (Ê)
1,065
171
Series 2013-H14 Class XI
Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)
2,299
104
Series 2013-H15 Class CI
Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)
4,387
155
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)
2,200
80
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28
2,035
161
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê)
1,065
157
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41
1,312
89
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44
2,268
459
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28
1,927
110
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44
1,371
298
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44
3,091
366
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)
8,100
338
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)
11,128
519
Series 2014-H18 Class CI
Interest Only STRIP
1.549% due 09/20/64 (~)(Ê)
3,947
322
Series 2014-H22 Class DI
Interest Only STRIP
1.374% due 11/20/64 (~)(Ê)
2,223
180
Series 2014-H24 Class BI
Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)
4,787
396
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)
4,502
329
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45
916
145
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44
2,588
356
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45
1,404
275
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45
1,241
172
Series 2015-111 Class IJ
Interest Only STRIP
3.500% due 08/20/45
1,112
121
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41
1,376
109
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44
1,775
134
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39
784
51
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43
1,056
124
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40
1,678
185
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41
2,640
230
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45
1,461
298
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45
2,938
610
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)
2,730
215

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)
627
47
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)
1,596
138
Series 2015-H13 Class AI
Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)
2,619
216
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)
1,140
110
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)
800
51
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)
3,388
331
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)
2,019
87
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)
1,480
111
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)
859
76
Series 2015-H29 Class HI
Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)
2,474
192
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46
1,438
249
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46
1,807
327
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45
2,663
341
Series 2016-77 Class SL
Interest Only STRIP
5.157% due 03/20/43 (Ê)
1,565
165
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44
3,451
349
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43
1,632
111
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46
1,486
247
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46
1,860
340
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46
1,591
339
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê)
757
8
Series 2016-H01 Class AI
Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)
6,113
484
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)
1,131
87
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)
2,402
217
Series 2016-H13 Class EI
Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)
3,577
416
Series 2016-H13 Class MI
Interest Only STRIP
1.701% due 06/20/66 (~)(Ê)
5,501
188
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)
6,052
703
Series 2016-H17 Class DI
Interest Only STRIP
1.999% due 07/20/66 (~)(Ê)
4,851
514
Series 2016-H18 Class QI
Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)
2,720
319
Series 2016-H20 Class NI
Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)
5,752
580
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)
9,149
1,019
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)
2,029
171
Series 2016-H24 Class AI
Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)
6,907
804
Series 2016-H24 Class DI
Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)
2,313
258
Series 2016-H24 Class KI
Interest Only STRIP
2.515% due 11/20/66 (~)(Ê)
2,426
312
Series 2016-H27 Class BI
Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)
4,098
475
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46
1,284
118
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40
2,289
297
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47
3,827
835
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47
657
126
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41
681
126
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47
945
191
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45
890
137

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44
3,961
385
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44
1,976
233
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47
637
134
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47
2,599
335
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46
918
127
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47
1,692
438
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46
2,563
217
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46
1,105
148
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47
1,247
184
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47
1,336
223
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47
3,355
358
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45
3,074
552
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47
3,376
264
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47
1,031
206
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47
852
90
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47
553
110
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)
10,343
959
Series 2017-H02 Class BI
Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)
1,554
193
Series 2017-H02 Class HI
Interest Only STRIP
2.153% due 01/20/67 (~)(Ê)
5,308
641
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)
8,131
930
Series 2017-H03 Class CI
Interest Only STRIP
2.490% due 12/20/66 (~)(Ê)
4,759
582
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)
7,430
920
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)
2,768
399
Series 2017-H03 Class KI
Interest Only STRIP
2.776% due 01/20/67 (~)(Ê)
1,511
190
Series 2017-H04 Class AI
Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)
10,272
1,172
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)
7,101
964
Series 2017-H05 Class AI
Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)
8,466
995
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)
6,601
787
Series 2017-H06 Class DI
Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)
8,030
663
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)
7,022
478
Series 2017-H06 Class MI
Interest Only STRIP
2.170% due 02/20/67 (~)(Ê)
2,536
296
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)
5,374
910
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)
3,967
521
Series 2017-H08 Class GI
Interest Only STRIP
2.313% due 02/20/67 (~)(Ê)
1,494
229
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)
6,967
820
Series 2017-H09 Class DI
Interest Only STRIP
1.695% due 03/20/67 (~)(Ê)
3,881
348
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)
7,940
817
Series 2017-H13 Class QI
Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)
10,825
1,191
Series 2017-H14 Class DI
Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)
1,551
107
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)
2,432
342
Series 2017-H14 Class LI
Interest Only STRIP
2.354% due 06/20/67 (~)(Ê)
4,854
557
Series 2017-H15 Class CI
Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)
5,491
372

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class EI
Interest Only STRIP
1.637% due 08/20/67 (~)(Ê)
6,762
695
Series 2017-H16 Class FI
Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)
10,434
1,101
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)
3,827
384
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)
5,379
530
Series 2017-H16 Class IG
Interest Only STRIP
1.635% due 07/20/67 (~)(Ê)
5,437
537
Series 2017-H16 Class IO
Interest Only STRIP
2.065% due 08/20/67 (~)(Ê)
3,771
495
Series 2017-H16 Class JI
Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)
3,754
540
Series 2017-H18 Class CI
Interest Only STRIP
2.203% due 09/20/67 (~)(Ê)
1,609
235
Series 2017-H18 Class FI
Interest Only STRIP
2.182% due 09/20/67 (~)(Ê)
3,824
574
Series 2017-H19 Class MI
Interest Only STRIP
2.007% due 04/20/67 (~)(Ê)
4,909
527
Series 2017-H20 Class AI
Interest Only STRIP
2.121% due 10/20/67 (~)(Ê)
11,785
1,612
Series 2017-H20 Class HI
Interest Only STRIP
2.067% due 10/20/67 (~)(Ê)
3,509
465
Series 2017-H20 Class JI
Interest Only STRIP
1.984% due 09/20/67 (~)(Ê)
3,855
584
Series 2017-H21 Class DI
Interest Only STRIP
1.629% due 10/20/67 (~)(Ê)
9,547
834
Series 2017-H22 Class GI
Interest Only STRIP
2.032% due 10/20/67 (~)(Ê)
7,293
1,007
Series 2017-H22 Class KI
Interest Only STRIP
2.042% due 11/20/67 (~)(Ê)
2,454
333
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)
12,618
853
Series 2017-H25 Class IO
Interest Only STRIP
1.816% due 11/20/67 (~)(Ê)
5,048
560
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê)
19,207
1,103
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48
3,864
746
Series 2018-67 Class SC
Interest Only STRIP
4.293% due 05/20/48 (Ê)
4,434
694
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê)
6,055
958
Series 2018-91 Class SJ
Interest Only STRIP
4.173% due 07/20/48 (Ê)
4,661
668
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê)
3,715
579
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42
402
30
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45
4,604
449
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45
4,619
538
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)
1,718
225
Series 2018-H01 Class CI
Interest Only STRIP
1.652% due 01/20/68 (~)(Ê)
3,438
330
Series 2018-H01 Class KI
Interest Only STRIP
1.711% due 01/20/68 (~)(Ê)
6,780
628
Series 2018-H01 Class XI
Interest Only STRIP
2.076% due 01/20/68 (~)(Ê)
7,816
1,209
Series 2018-H02 Class AI
Interest Only STRIP
1.810% due 01/20/68 (~)(Ê)
3,280
453
Series 2018-H02 Class IM
Interest Only STRIP
1.971% due 02/20/68 (~)(Ê)
4,027
610
Series 2018-H02 Class KI
Interest Only STRIP
1.764% due 02/20/68 (~)(Ê)
6,141
526
Series 2018-H03 Class XI
Interest Only STRIP
2.028% due 02/20/68 (~)(Ê)
3,894
528
Series 2018-H04 Class GI
Interest Only STRIP
1.778% due 02/20/68 (~)(Ê)
5,225
369
Series 2018-H04 Class IO
Interest Only STRIP
1.731% due 02/20/68 (~)(Ê)
2,252
312
Series 2018-H04 Class MI
Interest Only STRIP
1.819% due 03/20/68 (~)(Ê)
7,482
526
Series 2018-H05 Class BI
Interest Only STRIP
1.794% due 02/20/68 (~)(Ê)
3,347
462
Series 2018-H05 Class ID
Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)
2,668
386
Series 2018-H05 Class IE
Interest Only STRIP
1.906% due 02/20/68 (~)(Ê)
8,257
1,204
Series 2018-H06 Class HI
Interest Only STRIP
1.623% due 04/20/68 (~)(Ê)
5,474
411

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H06 Class KI
Interest Only STRIP
1.453% due 04/20/68 (~)(Ê)
3,041
399
Series 2018-H08 Class FI
Interest Only STRIP
1.478% due 06/20/68 (~)(Ê)
4,275
442
Series 2019-6 Class SM
Interest Only STRIP
3.667% due 01/20/49 (Ê)
3,482
407
Series 2019-78 Class SJ
Interest Only STRIP
3.779% due 06/20/49 (Ê)
267
38
Series 2019-78 Class SM
Interest Only STRIP
3.670% due 06/20/49 (Ê)
3,485
509
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C3 Class D
5.664% due 02/15/46 (~)(Ê)(Þ)
158
156
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê)
183
146
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ)
586
540
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ)
586
528
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ)
496
448
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ)
158
126
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.248% due 06/15/44 (~)(Ê)(Þ)
56
56
205,386
Non-US Bonds - 4.6%
ADO Properties SA
Series 1-15
1.500% due 07/26/24
EUR 800
896
Akelius Residential Property AB
1.750% due 02/07/25
EUR 450
526
Argentine Bonos del Tesoro
18.200% due 10/03/21
ARS 11,706
188
15.500% due 10/17/26
ARS 4,290
69
Aroundtown SA
3.000% due 10/16/29
GBP 210
257
Becton, Dickinson and Co.
1.208% due 06/04/26
EUR 400
461
BPPE Holdings Sarl
2.200% due 07/24/25
EUR 540
643
BPPE Holdings SARL
2.000% due 02/15/24
EUR 184
216
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21
BRL 650
182
10.000% due 01/01/23
BRL 380
111
10.000% due 01/01/25
BRL 5,460
1,642
10.000% due 01/01/27
BRL 8,249
2,532
Buoni Poliennali Del Tesoro Bonds
2.800% due 03/01/67 (Þ)
EUR 240
266
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile Bonos de la Tesoreria
4.500% due 03/01/26
CLP 1,305,000
2,088
Series 30YR
6.000% due 01/01/43
CLP 210,000
434
Colombian TES
Series B
7.500% due 08/26/26
COP 380,000
129
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24
COP 10,675,900
3,932
7.750% due 09/18/30
COP 1,463,800
509
CPI Property Group SA
4.375% due 05/09/52 (Ê)(ƒ)
EUR 240
266
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30
CZK 13,570
560
Series 97
0.450% due 10/25/23
CZK 65,330
2,725
DBS Group Holdings, Ltd.
Series GMTN
1.500% due 04/11/28 (~)(Ê)
EUR 350
397
Galp Energia, SGPS SA
1.000% due 02/15/23
EUR 300
338
Global Switch Holdings, Ltd.
2.250% due 05/31/27
EUR 705
856
Heathrow Funding, Ltd.
6.750% due 12/03/26
GBP 600
986
Heimstaden Bostad AB
2.125% due 09/05/23
EUR 345
402
Hungary Government Bond
Series 23/A
6.000% due 11/24/23
HUF 87,000
357
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21
IDR 17,770,000
1,312
Series FR72
8.250% due 05/15/36
IDR 25,025,000
1,871
Series FR73
8.750% due 05/15/31
IDR 30,970,000
2,417
KBC Groep NV
4.250% due 12/31/99 (Ê)(ƒ)
EUR 200
218
Mexican Bonos
Series M 20
7.500% due 06/03/27
MXN 47,952
2,506
Series M
8.000% due 12/07/23
MXN 32,430
1,736
7.750% due 11/23/34
MXN 35,900
1,881
Next PLC
3.625% due 05/18/28
GBP 200
258
Peruvian Government International Bond
6.950% due 08/12/31
PEN 1,500
548
Series REGS
6.900% due 08/12/37
PEN 3,346
1,234
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25
PHP 9,900
183
Prologis International Funding II SA
2.375% due 11/14/30
EUR 330
427
Republic of South Africa Government
International Bond
Series 2023
7.750% due 02/28/23
ZAR 26,136
1,837

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2032
8.250% due 03/31/32
ZAR 12,230
783
Series 2037
8.500% due 01/31/37
ZAR 23,920
1,495
Series 2048
8.750% due 02/28/48
ZAR 9,210
569
Series R214
6.500% due 02/28/41
ZAR 14,350
701
Romania Government International Bond
2.124% due 07/16/31 (Þ)
EUR 335
376
Series 10Y
5.850% due 04/26/23
RON 2,100
527
4.750% due 02/24/25
RON 1,415
342
Series 15YR
5.800% due 07/26/27
RON 1,400
362
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21
RUB 45,640
727
Series 6212
7.050% due 01/19/28
RUB 190,273
2,984
Series 6215
7.000% due 08/16/23
RUB 118,230
1,861
South Africa Government International
Bond
Series R186
10.500% due 12/21/26
ZAR 13,120
1,023
TDF Infrastructure SAS
2.875% due 10/19/22
EUR 300
354
Thailand Government International Bond
2.000% due 12/17/22
THB 28,233
926
3.625% due 06/16/23
THB 31,050
1,080
3.850% due 12/12/25
THB 19,003
695
3.580% due 12/17/27
THB 7,920
291
4.875% due 06/22/29
THB 10,300
425
Ubisoft Entertainment SA
1.289% due 01/30/23
EUR 400
451
Victoria PLC
5.250% due 07/15/24 (Þ)
EUR 110
124
Volkswagen Leasing GmbH
1.125% due 04/04/24
EUR 250
286
54,778
United States Government Treasuries - 0.1%
United States Treasury Notes
4.375% due 11/15/39
370
491
3.000% due 02/15/49
410
450
941
Total Long-Term Investments
(cost $583,591) 576,546
Common Stocks - 36.1%
Consumer Discretionary - 3.6%
AdStar, Inc.(Æ)
14,827
466
Aisin Seiki Co., Ltd.
13,300
433
Amazon.com, Inc.(Æ)
1,171
2,186
American Public Education, Inc.(Æ)
13,943
460
Aoyama Trading Co., Ltd.
4,400
82
Barnes & Noble Education, Inc.(Æ)
43,292
152
Bayerische Motoren Werke AG
25,865
1,909
Boyd Gaming Corp.
11,083
294
Carrols Restaurant Group, Inc.(Æ)
19,335
180
Celestica, Inc.(Æ)
88,442
627
Century Casinos, Inc.(Æ)
68,262
674
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie Financiere Richemont SA
11,229
958
City Developments, Ltd.
38,500
271
Comcast Corp. Class A
8,288
358
Costco Wholesale Corp.
1,301
359
Cracker Barrel Old Country Store, Inc.
1,094
190
Del Taco Restaurants, Inc.(Æ)
53,265
646
Diageo PLC
15,127
631
Diversified Restaurant Holdings, Inc.(Æ)
11,479
8
Garmin, Ltd.
1,688
133
Genuine Parts Co.
1,995
194
Grand Korea Leisure Co., Ltd.
31,155
486
Grupo Televisa SAB - ADR
43,533
414
Home Depot, Inc. (The)
1,683
360
Honda Motor Co., Ltd.
225,200
5,583
Hyundai Motor Co.
20,174
2,142
Interpublic Group of Cos., Inc. (The)
9,136
209
IntriCon Corp.(Æ)
9,532
171
ITOCHU Corp.
14,900
284
J Front Retailing Co., Ltd.
35,800
421
Kangwon Land, Inc.
26,385
683
Kyocera Corp.
800
49
Libbey, Inc.(Æ)
83,216
141
Lifestyle International Holdings, Ltd.
108,000
148
Lifetime Brands, Inc.
31,396
277
Mazda Motor Corp.
102,300
1,008
MDC Partners, Inc. Class A(Æ)
74,510
186
Murata Manufacturing Co., Ltd.
45,100
1,989
Nissan Motor Co., Ltd.
385,400
2,517
NOK Corp.
132,100
1,939
Omnicom Group, Inc.
3,152
253
Panasonic Corp.
54,900
464
PetIQ, Inc.(Æ)(Ñ)
16,987
582
Red Lion Hotels Corp.(Æ)
39,732
270
Sankyo Co., Ltd.
5,400
186
Sekisui House, Ltd.
13,700
230
SGS SA
36
89
Shingakukai Co., Ltd.
11,900
63
Shoe Carnival, Inc.
11,119
282
Singapore Press Holdings, Ltd.
112,600
181
Skylark Co., Ltd.
14,300
249
Sportsman's Warehouse Holdings, Inc.
(Æ)
53,224
239
Sumitomo Electric Industries, Ltd.
308,700
3,820
Sumitomo Rubber Industries, Ltd.
29,600
323
Takashimaya Co., Ltd.
27,000
310
Thomson Reuters Corp.(Æ)
3,766
253
Tile Shop Holdings, Inc.
134,051
347
TJX Cos., Inc.
4,555
249
Tower International, Inc.
14,467
446
Toyota Motor Corp.
900
58
Tribune Media Co. Class A
2,227
103
Vertu Motors PLC
371,083
164
VF Corp.
2,221
194
Vivendi SA - ADR
4,332
120
Walmart, Inc.
3,091
341
Walt Disney Co. (The)
3,158
452
Wolters Kluwer NV
2,937
213
Yamada Denki Co., Ltd.
380,700
1,683
Yamaha Motor Co., Ltd.
27,000
473
42,855

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Consumer Staples - 1.7%
Astarta Holding NV(Æ)
31,228
193
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
29,490
129
Carlsberg A/S Class B
1,706
233
Church & Dwight Co., Inc.
2,833
214
CLIO Cosmetics Co., Ltd.(Æ)
15,123
239
Coca-Cola Co. (The)
36,285
1,910
Cott Corp.
11,625
149
Farmer Brothers Co.(Æ)
31,809
517
Fresh Del Monte Produce, Inc.
22,454
681
General Mills, Inc.
2,877
153
George Weston, Ltd.
2,823
223
Golden Agri-Resources, Ltd.
9,872,500
2,113
Heineken NV
2,738
294
Hormel Foods Corp.
2,900
119
Japan Tobacco, Inc.
113,300
2,514
JM Smucker Co. (The)
1,452
161
Kernel Holding SA
27,531
344
Kimberly-Clark Corp.
2,337
317
Lenta, Ltd. - GDR(Æ)
344,843
1,179
Loblaw Cos., Ltd.
3,690
191
McCormick & Co., Inc.
1,161
184
Mondelez International, Inc. Class A
5,609
300
PepsiCo, Inc.
19,874
2,539
Primo Water Corp.(Æ)
12,639
187
Procter & Gamble Co. (The)
15,908
1,878
Qol Holdings Co., Ltd.
39,700
596
Stock Spirits Group PLC
113,718
316
Sysco Corp.
1,994
137
Unilever NV
30,665
1,769
19,779
Energy - 1.2%
APA Group
10,066
76
BP PLC - ADR
27,850
1,107
Chevron Corp.
3,876
477
Crescent Point Energy Corp.
236,540
785
Denison Mines Corp.(Æ)(Ñ)
748,989
363
Energy Transfer Equity, LP
8,897
128
Enterprise Products Partners, LP
5,020
151
Exxon Mobil Corp.
22,517
1,674
Fission Uranium Corp.(Æ)
658,636
185
Gazprom PJSC
729,076
2,708
Gulfport Energy Corp.(Æ)
37,008
140
Innogy SE(Þ)
4,509
217
JX Holdings, Inc.
100,700
474
K&O Energy Group, Inc.
3,400
46
Kinder Morgan, Inc.
11,589
239
Magnolia Oil & Gas Corp.(Æ)
17,186
192
Matrix Service Co.(Æ)
26,735
491
McDermott International, Inc.(Æ)(Ñ)
67,561
434
Natural Gas Services Group, Inc.(Æ)
22,669
364
Newpark Resources, Inc.(Æ)
48,668
371
Range Resources Corp.(Ñ)
308,049
1,752
RigNet, Inc.(Æ)
7,991
70
Royal Dutch Shell PLC Class A
19,541
614
Solaris Oilfield Infrastructure, Inc. Class
A(Ñ)
22,400
321
Superior Energy Services, Inc.(Æ)
93,488
85
Targa Resources Corp.
3,744
146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TETRA Technologies, Inc.(Æ)
240,812
376
Ultrapar Participacoes SA
7,186
37
Williams Cos., Inc. (The)
11,584
285
14,308
Financial Services - 10.5%
Activia Properties, Inc.(ö)
63
289
ADO Properties SA(Þ)
2,345
101
Aedifica(ö)
1,734
182
Aflac, Inc.
7,772
409
AGNC Investment Corp.(Æ)
31,951
548
Agree Realty Corp.(ö)
3,813
255
Allied Properties Real Estate Investment
Trust(ö)
14,374
533
Ally Financial, Inc.
23,905
787
Alstria Office REIT-AG(ö)
11,574
187
American Financial Group, Inc.
1,847
189
Americold Realty Trust(ö)
11,104
372
Ameris Bancorp
11,261
448
Annaly Capital Management, Inc.(ö)
23,296
222
Arch Capital Group, Ltd.(Æ)
5,654
219
Argo Group International Holdings, Ltd.
4,661
319
Arthur J Gallagher & Co.
3,011
272
Assura PLC(ö)
231,200
181
Assured Guaranty, Ltd.
4,531
198
Atlantic Capital Bancshares, Inc.(Æ)
26,948
496
Axis Capital Holdings, Ltd.
2,638
168
Bank of Ireland Group PLC
244,148
1,075
Bank of Montreal
2,884
216
Banner Corp.
12,211
724
Berkshire Hathaway, Inc. Class B(Æ)
1,638
336
Big Yellow Group PLC(ö)
13,485
162
BlackRock, Inc. Class A
97
45
Boardwalk Real Estate Investment
Trust(ö)
16,917
538
Brixmor Property Group, Inc.(ö)
22,226
422
Byline Bancorp, Inc.(Æ)
14,443
276
CA Immobilien Anlagen AG
5,061
178
Cadence Bancorp
40,739
698
Capital City Bank Group, Inc.
19,059
492
CapitaLand, Ltd.
66,500
175
Capitol Federal Financial, Inc.
5,991
82
Castellum AB
15,199
308
Catena AB
6,075
190
Central Pacific Financial Corp.
44,755
1,319
Century Bancorp, Inc. Class A
4,673
391
Charter Hall Group - ADR(ö)
62,369
481
Chiba Bank, Ltd. (The)
66,900
330
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
131
China Overseas Land & Investment, Ltd.
84,000
288
Chubb, Ltd.
12,922
1,975
Cincinnati Financial Corp.
2,980
320
Citigroup, Inc.
20,723
1,475
Civista Bancshares, Inc.
6,312
140
CK Asset Holdings, Ltd.
115,500
869
CME Group, Inc. Class A
1,174
228
Columbia Property Trust, Inc.(ö)
12,773
280
Consolidated-Tomoka Land Co.
5,196
326
Covivio(ö)
3,005
306
Cowen Group, Inc. Class A(Æ)
36,783
646

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Saison Co., Ltd.
107,000
1,301
Crown Castle International Corp.(ö)
830
111
CyrusOne, Inc.(ö)
10,109
580
Dai-ichi Life Holdings, Inc.
127,900
1,876
Daiwa House REIT Investment Corp.(ö)
91
223
Daiwa Office Investment Corp.(ö)
26
192
Daiwa Securities Group, Inc.
324,200
1,398
Deutsche Wohnen SE
11,616
427
DNB ASA
11,079
198
Dundee Corp. Class A(Ñ)
76,387
50
EMC Insurance Group, Inc.
6,380
229
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
2,359,677
514
Empire State Realty Trust, Inc. Class
A(ö)
21,847
306
Entra ASA(Þ)
23,014
334
Equinix, Inc.(Æ)(ö)
1,113
559
Equity Commonwealth(ö)
10,711
360
Equity LifeStyle Properties, Inc. Class
A(ö)
2,239
278
Erie Indemnity Co. Class A
1,854
413
Essent Group, Ltd.
10,523
486
Essential Properties Realty Trust, Inc.(ö)
58,446
1,234
Essex Property Trust, Inc.(ö)
3,153
953
Etalon Group, Ltd. - GDR
450,884
997
Extra Space Storage, Inc.(ö)
10,059
1,131
Fastighets AB Balder Class B(Æ)
5,295
181
Fifth Third Bancorp
36,579
1,086
First Foundation, Inc.
57,947
872
First Interstate BancSystem, Inc. Class A
13,114
525
Fiserv, Inc.(Æ)
1,710
180
Foxtons Group PLC(Æ)
388,233
265
Franklin Resources, Inc.(Ñ)
9,978
326
Gecina SA(ö)
319
49
Genworth MI Canada, Inc.
2,795
103
Goodman Group(ö)
32,395
327
Great-West Lifeco, Inc.
6,338
139
Hallmark Financial Services, Inc.(Æ)
42,941
666
Hang Seng Bank, Ltd.
10,700
254
Hanover Insurance Group, Inc. (The)
2,174
282
Hartford Financial Services Group, Inc.
19,018
1,096
Henderson Land Development Co., Ltd.
44,000
227
HomeStreet, Inc.(Æ)
44,984
1,305
IGM Financial, Inc.
5,049
139
Independent Bank Corp.
24,850
540
Industrial Logistics Properties Trust(ö)
21,728
465
Inmobiliaria Colonial Socimi SA(ö)
20,619
231
Instone Real Estate Group AG(Æ)(Þ)
6,849
146
Intact Financial Corp.
4,083
381
Investors Real Estate Trust(ö)
17,148
1,093
Invincible Investment Corp.(ö)
748
429
Invitation Homes, Inc.(ö)
34,075
936
Jack Henry & Associates, Inc.
1,519
212
James River Group Holdings, Ltd.
2,870
137
Kearny Financial Corp.
8,775
117
Kemper Corp.
8,834
778
Kennedy-Wilson Holdings, Inc.
10,693
230
Kilroy Realty Corp.(ö)
12,090
961
Klepierre SA - GDR(ö)
13,850
426
Ladder Capital Corp. Class A(ö)
21,996
370
LEG Immobilien AG
4,643
538
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Legacy Housing Corp.(Æ)
42,327
533
Liberty Property Trust(ö)
4,804
251
Link Real Estate Investment Trust(ö)
68,430
798
Lloyds Banking Group PLC
1,654,393
1,072
LondonMetric Property PLC(ö)
84,908
209
LSL Property Services PLC
153,001
380
Macerich Co. (The)(ö)
8,028
265
Marsh & McLennan Cos., Inc.
1,766
174
MasterCard, Inc. Class A
6,671
1,816
Merck & Co., Inc.
4,558
379
Merlin Properties Socimi SA(ö)
10,539
143
MFA Financial, Inc.(ö)
27,519
198
MGIC Investment Corp.
49,737
639
Mirvac Group(ö)
301,588
662
Mitsubishi Estate Co., Ltd.
28,239
517
Mitsubishi UFJ Financial Group, Inc.
557,600
2,756
Moscow Exchange MICEX-RTS PJSC
382,327
558
MS&AD Insurance Group Holdings, Inc.
8,200
269
National Bank Holdings Corp. Class A
25,758
935
New World Development Co., Ltd.
409,000
573
New York Community Bancorp, Inc.
4,776
55
NexPoint Residential Trust, Inc.(ö)
18,035
778
Nippon Building Fund, Inc.(ö)
55
386
Nippon Prologis REIT, Inc.(Æ)(ö)
99
238
NIPPON REIT Investment Corp.(ö)
51
205
Nomura Holdings, Inc.
708,800
2,323
Nomura Real Estate Holdings, Inc.
24,800
503
Nomura Real Estate Master Fund, Inc.(ö)
192
305
Northeast Bank
16,298
358
Northwest Bancshares, Inc.
9,858
169
Old Republic International Corp.
6,277
143
Old Second Bancorp, Inc.
57,194
752
Origin Bancorp, Inc.(Ñ)
15,149
527
Oritani Financial Corp.
13,504
244
Orix JREIT, Inc.(ö)
218
423
Park Hotels & Resorts, Inc.(ö)
20,539
542
Parkway Life Real Estate Investment
Trust(Æ)(ö)
101,500
226
PAX Global Technology, Ltd.
1,705,000
685
PayPal Holdings, Inc.(Æ)
19,869
2,194
Peapack Gladstone Financial Corp.
33,187
944
Pebblebrook Hotel Trust(ö)
13,775
386
Piedmont Office Realty Trust, Inc. Class
A(ö)
23,932
498
Popular, Inc.
19,970
1,149
ProAssurance Corp.
3,726
146
Progressive Corp. (The)
3,403
276
Prologis, Inc.(ö)
20,834
1,679
Prosperity Bancshares, Inc.
1,729
120
Provident Financial Holdings, Inc.
3,394
70
Public Storage(ö)
15,154
3,679
Realty Income Corp.(ö)
11,407
789
Regency Centers Corp.(ö)
8,501
567
RenaissanceRe Holdings, Ltd.
9,319
1,688
RioCan Real Estate Investment Trust(ö)
7,510
148
Royal Bank of Canada - GDR
2,336
184
Royal Bank of Scotland Group PLC
495,513
1,309
Sabra Health Care REIT, Inc.(ö)
20,133
416
Safestore Holdings PLC(ö)
17,525
133
Safety Insurance Group, Inc.
2,438
241
SBA Communications Corp.(ö)
2,195
538

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sberbank of Russia PJSC Class T
341,440
1,249
Segro PLC(ö)
42,976
399
Silvercrest Asset Management Group,
Inc. Class A
24,524
351
Simon Property Group, Inc.(ö)
2,456
398
Sino Land Co., Ltd.
90,000
146
SITE Centers Corp.(ö)
11,815
168
Skandinaviska Enskilda Banken AB
Class A
20,985
197
Sompo Japan Nipponkoa Holdings, Inc.
13,494
559
Sprott, Inc.(Ñ)
419,190
1,232
Sumitomo Mitsui Financial Group, Inc.
104,800
3,671
Sumitomo Mitsui Trust Holdings, Inc.
30,700
1,048
Sumitomo Realty & Development Co.,
Ltd.
17,315
631
Sun Communities, Inc.(ö)
5,041
669
Sun Hung Kai Properties, Ltd.
77,000
1,237
Svenska Handelsbanken AB Class A
18,203
164
Swire Properties, Ltd.
73,600
267
Synchrony Financial
62,157
2,230
Taubman Centers, Inc.(ö)
3,941
160
Territorial Bancorp, Inc.
5,191
149
TFS Financial Corp.
10,319
185
Tokio Marine Holdings, Inc.
3,100
165
Tokyu Fudosan Holdings Corp.
62,606
363
Travelers Cos., Inc. (The)
2,079
305
Turkiye Halk Bankasi AS
284,611
307
Two Harbors Investment Corp.(ö)
53,070
714
UDR, Inc.(ö)
38,997
1,796
UMH Properties, Inc.(ö)
35,571
468
UNITE Group PLC (The)(ö)
18,839
236
United Community Banks, Inc.
19,200
551
Uranium Participation Corp.(Æ)
358,539
1,176
VEREIT, Inc.(ö)
110,197
1,005
VICI Properties, Inc.(ö)
20,952
447
Visa, Inc. Class A
2,790
497
Vonovia SE
6,752
330
Wells Fargo & Co.
122,216
5,917
Welltower, Inc.(ö)
20,602
1,712
Wharf Real Estate Investment Co., Ltd.
48,195
305
WP Carey, Inc.(ö)
3,161
274
WR Berkley Corp.
5,532
384
Yellow Cake PLC(Æ)(Þ)
102,138
263
Zurich Insurance Group AG
709
247
123,674
Health Care - 2.6%
Abbott Laboratories
16,435
1,431
Accuray, Inc.(Æ)
154,622
640
Agilent Technologies, Inc.
2,655
184
Alcon, Inc.(Æ)
5,184
300
Amgen, Inc.
1,310
244
Anthem, Inc.(Æ)
286
84
Baxter International, Inc.
3,311
278
Bayer AG
9,536
619
BeiGene, Ltd. - ADR(Æ)(Ñ)
7,477
1,027
BML, Inc.
25,800
708
Boston Scientific Corp.(Æ)
1,968
84
Bristol-Myers Squibb Co.
23,323
1,036
Cerner Corp.
832
60
Chr Hansen Holding A/S
6,594
574
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coloplast A/S Class B
5,434
633
Cross Country Healthcare, Inc.(Æ)
18,532
176
Eli Lilly & Co.
2,138
233
Genmab A/S(Æ)
5,979
1,102
GlaxoSmithKline PLC - ADR
49,009
1,014
Johnson & Johnson
36,682
4,778
Medtronic PLC
3,679
375
Novartis AG
23,552
2,160
Novo Nordisk A/S Class B
17,657
847
Patterson Cos., Inc.
2,920
58
PerkinElmer, Inc.
2,879
248
Pfizer, Inc.
112,179
4,357
Qiagen NV(Æ)
5,203
198
Regeneron Pharmaceuticals, Inc.(Æ)
184
56
Roche Holding AG
7,903
2,116
Sanofi - ADR
28,553
2,382
SeaSpine Holdings Corp.(Æ)
19,876
253
Stryker Corp.
1,591
334
Takeda Pharmaceutical Co., Ltd.
6,300
218
Thermo Fisher Scientific, Inc.
1,581
439
Toho Holdings Co., Ltd.
18,300
407
UnitedHealth Group, Inc.
2,036
507
Universal Health Services, Inc. Class B
425
64
Varian Medical Systems, Inc.(Æ)
1,748
205
Zoetis, Inc. Class A
2,272
261
30,690
Materials and Processing - 3.9%
Allegheny Technologies, Inc.(Æ)(Ñ)
20,975
457
Amcor, Ltd. Class A
76,169
809
Asahi Glass Co., Ltd.
25,100
769
Bear Creek Mining Corp.(Æ)
86,010
151
Cameco Corp. Class A
270,308
2,484
Carpenter Technology Corp.
6,944
313
Centerra Gold, Inc.(Æ)
325,753
2,601
Cobalt 27 Capital Corp(Æ)
81,846
251
Elematec Corp.
12,000
113
Equinox Gold Corp.(Æ)
165,308
163
Fastenal Co.
2,862
88
Gabriel Resources, Ltd.(Æ)
2,768,242
881
Getlink SE
52,049
751
Gold Fields, Ltd. - ADR
220,828
1,133
Haynes International, Inc.
18,459
549
Impala Platinum Holdings, Ltd.(Æ)
275,159
1,478
International Tower Hill Mines, Ltd.(Æ)
72,849
44
Ivanhoe Mines, Ltd. Class A(Æ)
262,613
824
JFE Holdings, Inc.
67,900
899
Kuraray Co., Ltd.
119,000
1,409
Landec Corp.(Æ)
84,900
948
LSR Group PJSC
16,192
198
Lundin Gold, Inc.(Æ)
178,995
1,061
MHP SE - GDR
110,870
1,108
Mosaic Co. (The)
13,692
345
New Gold, Inc.(Æ)(Ñ)
1,048,348
1,405
Newcrest Mining, Ltd.
131,654
3,144
NexGen Energy, Ltd.(Æ)
614,089
879
NGK Insulators, Ltd.
119,500
1,783
Nippon Steel & Sumitomo Metal Corp.
225,100
3,534
Nitto Denko Corp.
19,500
965
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
596,874
474
Novagold Resources, Inc.(Æ)
317,522
1,959

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NSK, Ltd.
78,000
660
Pan American Silver Corp.
69,161
1,053
PGT Innovations, Inc.(Æ)
26,878
433
PH Glatfelter Co.
19,130
312
Polyus PJSC - GDR
26,201
1,335
Schweitzer-Mauduit International, Inc.
34,325
1,182
Seabridge Gold, Inc.(Æ)
100,092
1,373
Sonoco Products Co.
1,303
78
Tikkurila OYJ
29,443
458
Travis Perkins PLC
35,017
583
Turquoise Hill Resources, Ltd.(Æ)
1,843,392
1,070
Universal Stainless & Alloy Products,
Inc.(Æ)
35,819
580
Wheaton Precious Metals Corp.(Ñ)
76,121
1,988
Yamato Kogyo Co., Ltd. - GDR
29,500
766
45,841
Producer Durables - 4.9%
Accenture PLC Class A
1,671
322
Aena SA(Þ)
1,851
334
Aeroports de Paris
1,833
316
Ametek, Inc.
2,297
206
Andritz AG
21,868
781
Ardmore Shipping Corp.(Æ)
129,126
948
Argan, Inc.
19,517
803
Asahi Diamond Industrial Co., Ltd.
11,800
73
Astec Industries, Inc.
10,071
329
AstroNova, Inc.
7,217
175
Atlantia SpA
14,633
376
Auckland International Airport, Ltd.
36,624
223
Aurizon Holdings, Ltd.
36,120
141
Automatic Data Processing, Inc.
1,525
254
BAE Systems PLC
326,617
2,171
Bureau Veritas SA
34,155
851
CH Robinson Worldwide, Inc.
2,331
195
Cintas Corp.
576
150
CK Infrastructure Holdings, Ltd.
23,000
178
COSCO Shipping Ports, Ltd.
78,000
68
Covanta Holding Corp.
9,764
168
CPI Aerostructures, Inc.(Æ)
35,947
282
Cummins, Inc.
1,241
204
Daiseki Co., Ltd.
11,500
273
Danaher Corp.
2,816
396
Danone SA
13,627
1,181
Denso Corp.
58,400
2,479
Diana Shipping, Inc.(Æ)
137,819
456
Dycom Industries, Inc.(Æ)
6,919
382
Eaton Corp. PLC
2,877
236
Ebara Corp.
28,700
772
Eiffage SA
1,113
110
Emerson Electric Co.
2,360
153
Ferrovial SA
13,956
363
Flughafen Zurich AG
1,142
208
Fortive Corp.
2,523
192
FreightCar America, Inc.(Æ)
89,136
488
Fukushima Industries Corp.
4,600
143
GEA Group AG
35,268
887
Generac Holdings, Inc.(Æ)
8,961
648
General Electric Co.
33,709
352
Granite Construction, Inc.
10,335
367
Great Lakes Dredge & Dock Corp.(Æ)
60,418
648
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenbrier Cos., Inc.
1,064,000
1,006
Grupo Aeroportuario del Pacifico SAB de
CV - ADR
1,927
193
Grupo Aeroportuario del Pacifico SAB de
CV Class B
12,611
127
Guangshen Railway Co., Ltd. Class H
2,478,000
809
Hackett Group, Inc. (The)
25,059
411
Hankook Tire Worldwide Co., Ltd.
25,620
332
HGIM Corp.(Æ)
1,084
15
Hirose Electric Co., Ltd.
5,000
523
Honeywell International, Inc.
2,278
393
Hoshizaki Corp.
7,100
502
ICF International, Inc.
18,559
1,581
IHS Markit, Ltd.(Æ)
22,134
1,426
Japan Steel Works, Ltd. (The)
15,100
261
JGC Corp.
101,800
1,322
Jiangsu Expressway Co., Ltd. Class H
92,000
124
Kamigumi Co., Ltd.
25,500
586
KBR, Inc.
38,869
1,025
Koninklijke Vopak NV
1,759
87
Kurita Water Industries, Ltd.
3,800
96
L3Harris Technologies, Inc.
470
98
Liquidity Services, Inc.(Æ)
54,241
354
Lookers PLC
231,053
117
Luks Group Vietnam Holdings Co., Ltd.
390,000
87
Meggitt PLC
119,960
867
Mitsubishi Corp.
52,000
1,398
Mitsubishi Heavy Industries, Ltd.
21,100
871
Mitsui & Co., Ltd.
145,900
2,375
Modec, Inc.
1,700
45
MTR Corp., Ltd.
36,000
236
Nestle SA
19,323
2,051
Nippon Yusen
135,600
2,253
Obayashi Corp.
117,100
1,107
Organo Corp.
16,400
581
Orion Group Holdings, Inc.(Æ)
119,285
485
Orkla ASA
205,789
1,747
PACCAR, Inc.
4,973
349
Paychex, Inc.
1,963
163
Radiant Logistics, Inc.
54,903
301
Real Alloy(Æ)(Š)
42
1,641
Regal Beloit Corp.
2,441
194
Republic Services, Inc. Class A
2,094
186
Rumo SA(Æ)
13,335
77
Safran SA
1,827
262
Scorpio Tankers, Inc.
28,244
740
Secom Joshinetsu Co., Ltd.
3,362
110
Seiko Epson Corp.
63,500
935
SIA Engineering Co., Ltd.
99,700
192
Singapore Airlines, Ltd.(Æ)
26,900
189
Spirit Airlines, Inc.(Æ)
7,253
308
StealthGas, Inc.(Æ)
189,753
691
Stolt-Nielsen, Ltd. Class A
29,275
338
Swire Pacific, Ltd. Class A
17,500
199
Sydney Airport
62,480
356
Transurban Group - ADR(Æ)
29,490
313
Tsakos Energy Navigation, Ltd.
157,695
481
Tutor Perini Corp.(Æ)
89,831
1,173
Union Pacific Corp.
986
177
United Technologies Corp.
1,781
238
USA Truck, Inc.(Æ)
24,343
198

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vectrus, Inc.(Æ)
17,824
721
Vinci SA
3,453
354
Waste Management, Inc.
1,864
218
Waters Corp.(Æ)
901
190
West Japan Railway Co.
1,500
122
Willdan Group, Inc.(Æ)
6,433
225
YRC Worldwide, Inc.(Æ)
105,466
344
57,758
Technology - 3.9%
Adesto Technologies Corp.(Æ)
39,710
338
Alibaba Group Holding, Ltd. - ADR(Æ)
10,530
1,823
Allot Communications, Ltd.(Æ)
49,008
355
Alpha & Omega Semiconductor, Ltd.(Æ)
17,823
181
Alphabet, Inc. Class A(Æ)
4,803
5,852
Alphabet, Inc. Class C(Æ)
45
55
Amphenol Corp. Class A
2,230
208
AVX Corp.
10,894
166
BCE, Inc.
5,714
258
Cisco Systems, Inc.
10,528
583
CK Hutchison Holdings, Ltd. Class B
142,855
1,336
Cognizant Technology Solutions Corp.
Class A
36,927
2,405
CommVault Systems, Inc.(Æ)
3,420
155
Cosel Co., Ltd.
33,439
331
DSP Group, Inc.(Æ)
12,938
209
Electronic Arts, Inc.(Æ)
11,574
1,071
Facebook, Inc. Class A(Æ)
18,661
3,625
FANUC Corp.
5,800
1,033
Icom, Inc.
16,143
334
Infrastrutture Wireless Italiane SpA(Þ)
15,569
159
InterXion Holding NV(Æ)
5,716
430
Juniper Networks, Inc.
4,529
122
Microsoft Corp.
8,629
1,176
MicroStrategy, Inc. Class A(Æ)
3,896
533
MiX Telematics, Ltd. - ADR
19,063
285
Motorola Solutions, Inc.
1,401
233
NEC Corp.
7,000
285
NeoPhotonics Corp.(Æ)
100,535
461
NetScout Systems, Inc.(Æ)
18,251
475
Nice, Ltd. - ADR(Æ)
6,988
1,067
NTT DOCOMO, Inc.
10,200
245
NVC Lighting Holdings, Ltd.
1,824,427
165
Ooma, Inc.(Æ)
42,218
550
Oracle Corp.
80,005
4,504
PC-Telephone, Inc.(Æ)
890
4
QUALCOMM, Inc.
18,374
1,344
Salesforce.com, Inc.(Æ)
7,415
1,146
ServiceNow, Inc.(Æ)
8,394
2,328
Silverlake Axis, Ltd.
254,181
96
Singapore Telecommunications, Ltd.
878,666
2,122
SMART Global Holdings, Inc.(Æ)
22,149
674
Splunk, Inc.(Æ)
11,238
1,521
SYNNEX Corp.
778
77
Synopsys, Inc.(Æ)
1,245
165
Tencent Holdings, Ltd.
33,306
1,558
Texas Instruments, Inc.
1,867
233
Transcosmos, Inc.
14,700
314
Twilio, Inc. Class A(Æ)
6,002
835
Vishay Intertechnology, Inc.
275,000
257
Vodafone Group PLC
659,044
1,200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xilinx, Inc.
1,297
148
Yahoo! Japan Corp.
427,500
1,251
46,281
Utilities - 3.8%
AES Corp.
4,376
73
ALLETE, Inc.
4,951
430
Alliant Energy Corp.
11,181
554
AltaGas Canada Inc.
3,509
69
Ameren Corp.
1,853
140
American Electric Power Co., Inc.
1,837
161
American Water Works Co., Inc.
3,254
373
Antero Midstream Corp.(Ñ)
6,449
59
Aqua America, Inc.
4,691
197
AT&T, Inc.
7,891
269
Atmos Energy Corp.
1,668
182
Avista Corp.
4,965
229
Canadian Natural Resources, Ltd.
11,275
286
Canadian Utilities, Ltd. Class A
6,338
173
CenterPoint Energy, Inc.
8,775
255
Centrais Eletricas Brasileiras SA
142,858
1,474
Cheniere Energy, Inc.(Æ)
4,936
322
China Mobile, Ltd.
40,500
345
China Telecom Corp., Ltd. Class H
1,066,000
478
Chubu Electric Power Co., Inc.
3,700
52
Chugoku Electric Power Co., Inc. (The)
13,000
162
CLP Holdings, Ltd.
23,000
249
CMS Energy Corp.
6,146
358
Consolidated Edison, Inc.
1,016
86
Dominion Energy, Inc.
3,283
244
DTE Energy Co.
1,259
160
Duke Energy Corp.
4,741
411
El Paso Electric Co.
3,181
211
Electric Power Development Co., Ltd.
2,200
49
Electricite de France SA
185,810
2,293
Elia System Operator SA
1,432
109
Emera, Inc.
2,236
93
Enbridge, Inc.
25,545
853
Enel SpA
52,709
361
Engie SA
42,035
644
ENN Energy Holdings, Ltd.
7,396
76
Entergy Corp.
2,144
226
Evergy, Inc.
3,146
190
Eversource Energy(Æ)
1,839
140
Exelon Corp.
30,406
1,370
Federal Grid PJSC
760,025,540
2,196
FirstEnergy Corp.
12,102
533
Fortis, Inc.
4,967
196
Guangdong Investment, Ltd.
89,039
187
Hawaiian Electric Industries, Inc.
4,361
195
HighPoint Resources Corp.(Æ)
456,573
571
Hiroshima Gas Co., Ltd.
14,600
44
HK Electric Investments & HK Electric
Investments, Ltd.
184,500
187
Hokkaido Electric Power Co., Inc.
7,000
39
Hokkaido Gas Co., Ltd.
3,600
49
Hokuriku Electric Power Co.
4,800
34
Iberdrola SA
66,451
630
Idacorp, Inc.
1,051
107
Infraestructura Energetica Nova SAB
de CV
32,132
124

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inpex Corp.
28,900
254
International Business Machines Corp.
2,174
322
KDDI Corp.
92,800
2,423
Keyera Corp.
4,783
122
Korea Electric Power Corp.
20,650
486
Korea Electric Power Corp. - ADR(Ñ)
59,869
702
KT Corp.
16,509
386
KT Corp. - ADR
228,466
2,695
Kyushu Electric Power Co., Inc.
5,100
51
Mammoth Energy Services, Inc.(Ñ)
67,123
435
MEG Energy Corp. Class A(Æ)
515,422
2,167
Montage Resources Corp.(Æ)
15,040
50
National Fuel Gas Co.
1,206
58
National Grid PLC
11,378
117
Neoenergia SA
6,043
29
NextEra Energy, Inc.
3,932
815
Nippon Telegraph & Telephone Corp.
51,105
2,307
NiSource, Inc.
6,296
187
NorthWestern Corp.
4,842
339
OGE Energy Corp.
6,371
274
Orsted A/S Class A(Þ)
3,728
340
Osaka Gas Co., Ltd.
30,800
565
Pattern Energy Group, Inc. Class A
13,367
307
PCCW, Ltd.
288,000
164
Pembina Pipeline Corp.
6,092
221
Pinnacle West Capital Corp.
1,765
161
Plains GP Holdings, LP Class A(Æ)
5,376
130
Portland General Electric Co.
5,960
327
Power Assets Holdings, Ltd.
27,000
193
PPL Corp.
46,584
1,380
Public Service Enterprise Group, Inc.
4,279
245
Rosehill Resources, Inc. Class A(Æ)
25,053
71
RusHydro PJSC
285,394,026
2,534
Sempra Energy
2,254
305
Shikoku Electric Power Co., Inc.
3,600
34
Shizuoka Gas Co., Ltd.
5,200
40
South Jersey Industries, Inc.
8,548
291
Southern Co. (The)
6,555
368
Spark Infrastructure Group
96,573
156
Spire, Inc.
1,855
153
Spok Holdings, Inc.
13,510
175
TC Energy Corp.(Æ)
10,380
509
Tele2 AB Class B
19,863
284
TELUS Corp.
5,439
196
Terna Rete Elettrica Nazionale SpA
4,466
27
Toho Gas Co., Ltd.
1,000
38
Tohoku Electric Power Co., Inc.
5,800
58
Tokyo Gas Co., Ltd.
4,000
100
United Utilities Group PLC
13,748
132
Unitil Corp.
4,253
249
Verbund AG Class A
4,449
249
Vistra Energy Corp.
2,301
49
WEC Energy Group, Inc.(Æ)
7,981
682
Xcel Energy, Inc.
7,544
450
44,900
Total Common Stocks
(cost $416,269) 426,086
Preferred Stocks - 2.3%
Consumer Discretionary - 0.2%
CHS, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 01/21/25(¢)
20,870
571
GMAC Capital Trust I
7.943% due 02/15/40
28,967
764
Hyundai Motor Co.
5.093% (Ÿ)
7,827
542
1,877
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 09/20/19(¢)
6,100
610
7.875% due 12/01/25(¢)
2,500
250
860
Energy - 0.0%
Sempra Energy
5.750% due 07/01/79
10,500
276
Financial Services - 1.5%
Allstate Corp.
5.625% due 04/15/23(¢)
8,025
216
American Financial Group, Inc.
5.875% due 03/30/59
9,600
258
American Homes 4 Rent
6.350% due 06/29/21(¢)
1,989
55
American International Group, Inc.
5.850% due 03/15/24(¢)
7,225
197
Apollo Global Management LLC
6.375% due 03/15/23(¢)
23,433
629
Arch Capital Group, Ltd.
5.250% due 09/29/21(¢)
11,100
273
Ares Management Corp.
7.000% due 06/30/21(¢)
7,943
212
Athene Global Funding
6.350% due 06/30/29(¢)
23,500
642
Bank of America Corp.
7.250%
190
269
5.875% due 07/24/23(¢)
33,600
904
6.000% due 05/16/23(¢)
22,275
599
BB&T Corp.
5.850% due 09/01/19(¢)
9,984
253
5.625% due 09/01/19(¢)
14,072
358
Berkley (WR) Corp.
5.700% due 03/30/58
11,000
295
Centaur Funding Corp.(Þ)
9.080% due 04/21/20
497
524
Citizens Financial Group, Inc.
6.350% due 04/06/24(¢)
10,000
276
CoBank ACB
6.250% due 10/01/22(¢)
9,800
1,031
Farm Credit Bank of Texas
10.000% due 12/15/20(¢)
100
109
6.750% due 09/15/23(¢)
10,596
1,136
First Republic Bank
5.500% due 06/30/23(¢)
9,665
251
5.500% due 11/19/19(¢)
9,642
246
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
12,975
332
Hartford Financial Services Group, Inc.
(The)
6.000% due 11/15/23(¢)
12,942
352
Iberiabank Corp.
6.100% due 05/01/24(¢)
10,000
269

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase & Co.
6.000% due 03/01/24(¢)
17,993
500
5.750% due 12/01/23(¢)
9,400
260
Monmouth Real Estate Investment Corp.
6.125% due 09/15/21(¢)
10,484
261
Morgan Stanley
6.375% due 10/15/24(¢)
21,435
597
5.850% due 04/15/27(¢)
14,781
406
National Storage Affiliates Trust
6.000% due 10/11/22(¢)
9,364
247
PartnerRe, Ltd.
6.500% due 04/29/21(¢)
9,625
260
5.875% due 04/29/21(¢)
3,316
86
Prudential Financial, Inc.
5.625% due 08/15/58
9,500
258
Regions Financial Corp.
5.700% due 05/15/29(¢)
25,000
674
Reinsurance Group of America, Inc.
6.200% due 09/15/42
10,829
297
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢)
17,420
453
Rexford Industrial Realty, Inc.
5.875% due 08/16/21(¢)
10,415
269
SITE Centers Corp.
6.375% due 06/05/22(¢)
10,800
284
Spirit Realty Capital, Inc.
6.000% due 10/03/22(¢)
7,268
187
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢)
8,000
208
Synovus Financial Corp.
5.875% due 07/01/24(¢)
9,000
233
UMH Properties, Inc.
6.750% due 07/26/22(¢)
8,725
224
Unum Group
6.250% due 06/15/58
14,400
391
Valley National Bancorp
5.500% due 09/30/23(¢)
9,950
259
Voya Financial, Inc.
5.350% due 09/15/29(¢)
15,100
393
Wells Fargo & Co.
5.850% due 09/15/23(¢)
11,575
303
5.625% due 06/15/22(¢)
8,374
220
5.700% due 03/15/21(¢)
8,344
220
WR Berkley Corp.
5.750% due 06/01/56
8,630
228
17,404
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.457% (Ÿ)
7,648
414
Utilities - 0.5%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78
14,525
402
6.200% due 07/01/79
15,575
417
AT&T, Inc.
5.625% due 08/01/67
9,000
245
CMS Energy Corp.
5.875% due 03/01/79
18,852
515
Dominion Resources, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 07/30/76
7,400
194
Duke Energy Corp.
5.750% due 06/15/24(¢)
28,107
778
Enbridge Inc.
6.375% due 04/15/78
11,082
297
Energy Transfer Operating, LP
7.600% due 05/15/24(¢)
9,950
247
Energy Transfer Partners, LP
7.625% due 08/15/23(¢)
20,921
513
Integrys Holding, Inc.
6.000% due 08/01/73
27,200
715
National Rural Utilities Cooperative
Finance Corp.
5.500% due 05/15/64
9,603
263
NextEra Energy Capital Holdings, Inc.
5.650% due 03/01/79
32,359
878
NiSource, Inc.
6.500% due 03/15/24(¢)
8,594
236
Spire, Inc.
5.900% due 08/15/24(¢)
15,475
427
6,127
Total Preferred Stocks
(cost $25,768) 26,958
Options Purchased - 0.2%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Aug 2019 100.81
Call (1) USD 2,621,125 (ÿ) 51
JPMorgan Chase Aug 2019 102.07
Call (1) USD 5,511,586 (ÿ) 197
JPMorgan Chase Aug 2019 103.24
Call (1) USD 3,303,750 (ÿ) 96
JPMorgan Chase Oct 2019 100.12
Put (1) USD 901,055 (ÿ) 20
JPMorgan Chase Oct 2019 100.30
Put (1) USD 902,742 (ÿ) 25
JPMorgan Chase Oct 2019 100.49
Put (1) USD 904,430 (ÿ) 30
iShares MSCI Emerging
Markets ETF
Goldman Sachs Oct 2019 41.69
Put (977,121) USD 40,736 (ÿ) 1,127
Russell 2000 Index
Bank of America Jan 2020
1,431.00 Put (11,321) USD 16,200 (ÿ) 291
Goldman Sachs Jan 2020 1,436.11
Put (11,280) USD 16,199 (ÿ) 289
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Barclays, USD 1.731%/USD 3 Month
LIBOR, USD 52,857, 01/02/25)
Barclays Dec 2019 0.00 Call (1)
22,623
(ÿ)
142
(Goldman Sachs, USD 1.875%/USD 3
Month LIBOR, USD 132,142, 08/29/29)
Goldman Sachs Aug 2019 0.00
Call (1)
56,557
(ÿ)
160
(Barclays, USD 3 Month LIBOR/USD
1.731%, USD 52,857, 01/02/25)
Barclays Dec 2019 0.00 Put (1)
22,623
(ÿ)
201
Total Options Purchased
(cost $2,558) 2,629

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants & Rights - 0.0%
Harvey Gulf International Marine LLC
(Æ)
2023  Warrants 4,847 68
Pan American Silver Corp. (Æ)( Š )
2029  Rights 206,819 44
Total Warrants & Rights
(cost $226) 112
Short-Term Investments - 16.9%
AK Steel Corp.
5.000% due 11/15/19
330
330
Bank of America Corp.
Series Z
6.500% due 08/23/19 (Ê)(ƒ)
305
339
BW Group, Ltd.
Series BWLP
1.750% due 09/10/19
600
597
CalAmp Corp.
1.625% due 05/15/20
312
305
Cemex SAB de CV
3.720% due 03/15/20
561
560
Charming Charlie, Inc. Term Loan
2.500% due 05/15/20 (Ê)
6
6
20.000% due 05/15/20 (Ê)
34
32
Citigroup, Inc.
5.950% due 07/27/20 (Ê)(ƒ)
143
150
Colombian Titulos de Tesoreria
Series B
11.000% due 07/24/20
COP 12,246,200
3,968
Echo Global Logistics, Inc.
2.500% due 05/01/20
1,142
1,129
Education Advisory Board 1st Lien Term
Loan
6.381% due 02/27/20 (Ê)
324
321
Empire State Realty OP, LP
2.625% due 08/15/19 (Þ)
996
996
Forestar Group, Inc.
3.750% due 03/01/20
1,057
1,056
Huron Consulting Group, Inc.
1.250% due 10/01/19
1,559
1,554
Pattern Energy Group, Inc.
Class X
4.000% due 07/15/20
1,371
1,379
PennyMac Corp.
5.375% due 05/01/20
1,957
1,972
RWT Holdings, Inc.
5.625% due 11/15/19
1,061
1,066
SolarCity Corp.
1.625% due 11/01/19 (Ñ)
1,076
1,056
Southcross Energy Partners, LP Delayed
Draw Term Loan
12.380% due 10/01/19 (Ê)
10
10
Southcross Energy Partners, LP Term
Loan
10.750% due 10/01/19 (Ê)
10
10
TCP Capital Corp.
5.250% due 12/15/19
639
643
Thailand Government International Bond
2.550% due 06/26/20
THB 1,800
59
TPG Specialty Lending, Inc.
4.500% due 12/15/19
897
900
Twitter, Inc.
0.250% due 09/15/19
153
152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
U.S. Cash Management Fund(@)
153,788,275
(∞)
153,852
United States Treasury Bills
0.000% due 08/01/19 (ç)(ž)
347
347
1.889% due 08/06/19 (ç)(ž)
1,668
1,667
2.125% due 08/08/19 (ç)(ž)
1,961
1,960
1.983% due 08/13/19 (ç)(ž)
306
306
2.237% due 08/15/19 (ç)(ž)
363
363
2.036% due 10/03/19 (ž)
2,710
2,700
2.060% due 10/17/19 (ž)
10,200
10,156
2.056% due 10/24/19 (ž)
1,700
1,692
2.066% due 10/31/19 (ž)
1,640
1,632
2.073% due 11/07/19 (ž)
1,550
1,541
2.068% due 12/05/19 (ž)
2,490
2,472
Whiting Petroleum Corp.
1.250% due 04/01/20
1,837
1,788
Total Short-Term Investments
(cost $199,103) 199,066
Other Securities - 2.2%
U.S. Cash Collateral Fund(×)(@)
26,009,509
(∞)
26,010
Total Other Securities
(cost $26,010) 26,010
Total Investments 106.6%
(identified cost $1,253,525) 1,257,407
Other Assets and Liabilities,
Net - (6.6%)
(77,367)
Net Assets - 100.0%
1,180,040

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
10.4%
ADO Properties SA 01/22/16 EUR 2,345 33.33 78
101
Aena SA 02/11/15 EUR 1,851 121.98 226
334
AIA Group, Ltd. 03/27/18 765,000 99.72 763
815
AIB Group PLC 06/19/19 655,000 101.08 662
671
Alliant Holdings Intermediate, LLC Term Loan B2 07/30/15 2,410,000 99.24 2,393
2,465
Apex Tool Group LLC / BC Mountain Finance, Inc. 11/02/18 2,030,000 94.44 1,917
1,807
Aphria, Inc. 07/10/19 315,000 87.25 275
248
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 215,000 100.00 215
218
Arbor Realty Trust, Inc. 08/17/18 969,000 100.89 978
1,004
AssuredPartners, Inc. 07/28/17 3,440,000 101.19 3,481
3,448
AssuredPartners, Inc. 1st Lien Term Loan B 05/01/19 720,000 100.00 720
736
Avantor, Inc. 09/22/17 1,340,000 99.94 1,339
1,485
Avolon Holdings Funding, Ltd. 04/11/19 185,000 99.34 184
191
Avolon Holdings Funding, Ltd. 04/11/19 75,000 99.49 75
77
AXA SA 01/14/19 600,000 106.57 639
692
Bank of China (Hong Kong), Ltd. 12/12/18 1,000,000 100.78 1,008
1,071
BCD Acquisition, Inc. 10/01/18 2,590,000 106.75 2,765
2,702
BHP Billiton Finance USA, Ltd. 10/28/16 1,050,000 110.08 1,156
1,220
Big River Steel LLC / BRS Finance Corp. 08/15/17 1,410,000 101.81 1,436
1,502
BNP Paribas SA 07/14/16 200,000 102.30 205
211
BNP Paribas SA 05/17/17 400,000 113.06 452
438
BNP Paribas SA 08/13/18 500,000 105.48 527
554
Bristol-Myers Squibb 05/07/19 245,000 99.74 244
254
Buoni Poliennali Del Tesoro Bonds 07/24/19 EUR 240,000 112.62 270
266
Centaur Funding Corp. 08/01/17 497 114,811.37 571
524
Century Aluminum Co. 07/21/16 2,500,000 96.55 2,414
2,475
CIFC Funding, Ltd. 12/14/18 325,000 99.05 322
324
CKE Restaurants Holdings, Inc. 05/23/18 580,613 100.00 581
591
Credit Agricole SA 02/03/16 600,000 102.61 616
695
Credit Agricole SA 02/20/19 200,000 100.00 200
211
Credit Agricole SA 03/12/19 200,000 107.50 215
221
Credit Suisse Group AG 07/09/18 600,000 101.99 612
638
Crown Castle Towers LLC 06/26/18 755,000 100.00 755
777
CSTN Merger Sub, Inc. 08/03/17 2,570,000 99.83 2,566
2,371
Dai-ichi Life Insurance Co., Ltd. (The) 07/13/16 200,000 100.00 200
202
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
323
Dai-ichi Life Insurance Co., Ltd. (The) 09/20/17 550,000 113.35 623
589
Daimler Finance NA LLC 02/19/19 395,000 99.78 394
412
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
250
Dairy Farmers of America, Inc. 03/20/17 6,100 10,687.50 652
610
Danske Bank A/S 01/11/19 625,000 102.84 643
681
DB Master Finance LLC 09/14/17 866,800 100.00 867
879
Dell International LLC / EMC Corp. 10/06/16 225,000 123.71 278
287
Diamondback Energy, Inc. 09/18/18 255,000 99.78 254
262
DPABS Trust 06/12/17 1,131,900 100.00 1,131
1,133
Dresdner Funding Trust I 10/17/16 400,000 117.96 472
543
Dryden Senior Loan Fund 01/17/19 500,000 94.09 470
475
Electricite de France SA 09/20/17 1,150,000 102.31 1,177
1,175
Electricite de France SA 03/08/19 400,000 99.35 397
414
Empire State Realty OP, LP 02/04/19 996,000 99.94 995
996
Enel Finance International NV 02/07/19 285,000 91.17 260
289
Enel SpA 12/07/16 650,000 115.01 748
757
Energy Ventures Gom LLC / EnVen Finance Corp. 02/06/18 400,000 100.00 400
427
Eni SpA 09/05/18 370,000 99.55 368
386
Entra ASA 10/19/15 NOK 23,014 12.23 281
334
Farm Credit Bank of Texas 05/26/16 10,596 106.98 1,133
1,136
Granite Point Mortgage Trust, Inc. 12/07/17 743,000 100.04 743
763
GTT Communications, Inc. 12/08/16 4,843,000 100.48 4,989
3,764
Guggenheim CLO LLC 10/05/18 789,000 99.05 781
714
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
200
High Ridge Brands Co. 03/17/17 1,640,000 98.68 1,618
66
HSBC Capital Funding, LP 07/14/16 375,000 145.95 547
600
HUB International, Ltd. 04/18/18 2,760,000 99.83 2,755
2,806
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 15,569 4.72 74
159
Innogy SE 03/25/19 EUR 4,509 44.03 199
217
Instone Real Estate Group AG 03/28/19 EUR 6,849 23.41 160
146
Jack in the Box, Inc. 06/28/19 285,000 100.00 285
285

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 11/01/16 1,450,000 103.02 1,494
1,544
Jaguar Holding Co. II 1st Lien Term Loan 05/07/19 1,840,000 99.15 1,825
1,857
Jimmy John's Funding LLC 06/27/17 205,800 100.00 206
207
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 158,000 97.96 155
156
JPW Industries Holding Corp. 02/21/19 890,000 99.53 886
846
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
178
LCM XVIII, LP 04/12/18 500,000 100.00 500
466
Magnetite XV CLO, Ltd. 01/08/19 325,000 91.31 297
294
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
620
Meiji Yasuda Life Insurance Co. 04/19/18 400,000 100.00 400
437
Meiji Yasuda Life Insurance Co. 05/30/18 400,000 102.94 412
433
MetLife Capital Trust IV 11/27/18 800,000 122.38 979
1,027
MetLife, Inc. 09/20/17 650,000 139.64 908
920
Midas Intermediate Holdco II LLC 06/07/17 700,000 100.93 706
669
Mitsui Sumitomo Insurance Co., Ltd. 02/27/19 800,000 100.60 805
864
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 586,000 83.48 489
540
Morgan Stanley Capital I Trust 07/26/17 496,000 88.22 438
448
Morgan Stanley Capital I Trust 08/21/17 586,000 87.66 514
528
Mountain View CLO XIV, Ltd. 03/19/19 250,000 97.57 244
240
NFP Corp. 06/27/17 2,040,000 99.26 2,025
2,050
Nippon Life Insurance Co. 01/13/16 500,000 101.27 506
533
Nippon Life Insurance Co. 05/30/18 205,000 103.04 211
215
Nippon Life Insurance Co. 02/08/19 300,000 102.72 308
322
Northwest Acquisitions ULC / Dominion Finco, Inc. 10/06/17 3,420,000 98.41 3,367
2,325
NRG Energy, Inc. 05/20/19 130,000 99.97 130
133
NVA Holdings, Inc. 10/29/18 2,570,000 98.40 2,529
2,749
NXP BV / NXP Funding LLC 12/03/18 165,000 99.77 165
187
NXP BV / NXP Funding LLC 12/03/18 140,000 99.97 140
150
One Call Corp. 07/01/19 7,828,864 86.07 6,739
6,810
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 04/24/15 3,340,000 92.45 3,088
3,055
Orsted A/S 01/17/18 DKK 3,728 65.16 243
340
Park Aerospace Holdings, Ltd. 05/16/19 525,000 105.70 555
567
Plastipak Holdings, Inc. 10/06/17 995,000 100.00 995
893
Rackspace Hosting, Inc. 11/17/17 554,000 98.77 547
507
Radio One, Inc. 01/30/17 3,011,000 100.67 3,027
3,010
Romanian Government International Bond 07/09/19 EUR 335,000 112.36 376
376
RP Crown Parent LLC 09/22/16 1,644,000 101.55 1,669
1,710
SBA Tower Trust 09/28/17 220,000 99.94 220
220
SBA Tower Trust 07/27/18 945,000 98.71 933
969
Sirius XM Radio, Inc. 06/18/19 210,000 100.00 210
216
SMBC Aviation Capital 07/23/18 250,000 99.90 250
261
SMBC Aviation Capital 04/08/19 200,000 99.88 200
206
Societe Generale SA 09/21/17 400,000 108.55 434
417
Societe Generale SA 02/07/18 200,000 112.07 224
214
Sompo Japan Insurance, Inc. 02/08/18 400,000 105.76 423
425
Sound Point CLO III-R, Ltd. 01/09/19 500,000 95.94 480
476
Sound Point CLO XIX, Ltd. 03/27/18 700,000 99.08 694
638
SRS Distribution, Inc. 05/17/18 2,650,000 99.54 2,638
2,627
Standard Chartered PLC 02/07/18 200,000 109.87 220
215
Standard Chartered PLC 10/11/18 200,000 101.25 203
212
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
1,003
Sumitomo Life Insurance Co. 02/07/18 400,000 110.46 442
445
Surgery Center Holdings, Inc. 06/19/17 4,340,000 98.85 4,290
3,851
Surgery Center Holdings, Inc. 03/28/19 230,000 100.00 230
227
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
432
Symphony CLO, Ltd. 12/19/18 250,000 93.20 233
244
Syngenta Finance NV 04/17/18 475,000 100.00 475
497
Syngenta Finance NV 04/17/18 235,000 100.00 235
235
Tencent Holdings, Ltd. 07/02/19 200,000 104.89 210
211
TerraForm Power Operating LLC 11/28/17 98,000 100.00 98
98
Tilray, Inc. 04/15/19 1,215,000 82.21 999
966
Titan Acquisition, Ltd. 04/24/19 1,900,000 97.80 1,859
1,723
Townsquare Media, Inc. 05/04/18 800,000 93.55 748
788
Trinitas CLO X, Ltd. 03/15/19 550,000 95.10 523
526
Trinitas CLO X, Ltd. 07/11/19 250,000 89.90 225
219
Truck Hero Inc. 04/26/19 2,490,000 100.00 2,490
2,490
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
422
UBS-Barclays Commercial Mortgage Trust 10/18/17 158,000 70.32 111
126

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Uniti Group LP 11/01/17 2,920,000 94.60 2,762
2,511
Victoria PLC 07/19/19 EUR 110,000 112.18 123
124
Vistra Operations Co. LLC 06/04/19 180,000 99.79 180
181
Vistra Operations Co. LLC 06/04/19 255,000 99.81 255
257
Vizient, Inc. 04/17/19 1,070,000 100.00 1,070
1,137
Wendy's Funding LLC 06/13/19 195,000 100.00 195
196
West Street Merger Sub, Inc. 12/13/17 1,580,000 99.65 1,575
1,450
Western Digital Corp. 01/28/19 1,610,000 88.53 1,425
1,496
WFRBS Commercial Mortgage Trust 11/01/17 56,000 88.62 50
56
Woodside Finance, Ltd. 03/21/17 440,000 98.94 435
451
Woodside Finance, Ltd. 09/19/17 600,000 100.66 604
611
Yellow Cake PLC 07/08/19 GBP 102,138 2.64 270
263
ZAIS CLO 11, Ltd. 11/16/18 750,000 97.11 728
705
122,860
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 3 Month LIBOR 4.750
AgroFresh, Inc. Term Loan B USD 6 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AI Mistral Luxembourg Subco Sarl Term Loan B USD 1 Month LIBOR 3.000
AIB Group PLC USD 3 Month LIBOR 1.874
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Alpha 3 BV Term Loan B USD 3 Month LIBOR 3.000
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
American Airlines, Inc. Term Loan B USD 1 Month LIBOR 2.000
American International Group, Inc. USD 3 Month LIBOR 2.868
American International Group, Inc. USD 3 Month LIBOR 4.195
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascena Retail Group, Inc. Term Loan B USD 1 Month LIBOR 4.500
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
Assurant, Inc. USD 3 Month LIBOR 4.135
Avaya, Inc. Term Loan B USD 1 Month LIBOR 4.250
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
AXA SA USD 3 Month LIBOR 2.256
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of America Corp. USD 3 Month LIBOR 3.705
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 4.174
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. 3 Month EURIBOR 1.030
Bank of China (Hong Kong), Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.036
Bank of Montreal
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.958
Barclays PLC USD 3 Month LIBOR 1.400
Barclays PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.772
Barclays PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.672
Bass Pro Group LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
Bausch Health Cos., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
BB&T Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.003
Belron SA Term Loan B USD 3 Month LIBOR 2.500
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.150

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
BNP Paribas SA USD 3 Month LIBOR 1.290
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.314
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan USD 2 Month LIBOR 4.000
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
C.H. Guenther & Son, Inc. Term Loan B USD 1 Month LIBOR 2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Canyon Valor Cos., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 5.750
CBS Radio, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CenterPoint Energy, Inc. USD 3 Month LIBOR 3.270
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 20.000
Charming Charlie, Inc. Term Loan USD 3 Month LIBOR 3.500
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 2.500
Charming Charlie, Inc. Term Loan A USD 3 Month LIBOR 10.000
Charter Communications, Inc. Term Loan B USD 1 Month LIBOR 2.000
CIFC Funding, Ltd. USD 3 Month LIBOR 7.200
Citigroup, Inc. USD 3 Month LIBOR 4.517
Citigroup, Inc. USD 3 Month LIBOR 4.230
Citigroup, Inc. USD 3 Month LIBOR 4.068
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
CoBank ACB USD 3 Month LIBOR 4.660
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. Term Loan B1 USD 1 Month LIBOR 8.750
Commerzbank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.228
Constellis Holdings LLC 1st Lien Term Loan USD 2 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Cortes NP Acquisition Corp Term Loan B USD 3 Month LIBOR 4.000
CPI Property Group SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.148
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.319
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.185
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.898
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.600
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.108
Crown Finance, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.680
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.660
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 4.560
DBS Group Holdings, Ltd.
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 1.200
Delek US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Dell International LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Variable Rate Securities
Securities Referenced Rate Spread %
Diamond (BC) BV 1st Lien Term Loan USD 3 Month LIBOR 3.000
Digicert Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Digicert Holdings, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
DNB Bank ASA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.080
DPABS Trust USD 3 Month LIBOR 1.250
Dryden Senior Loan Fund USD 3 Month LIBOR 5.850
Dynacast International LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Dynatrace LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
EagleView Technology Corp. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.500
ECI Macola/Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
ECI Macola/Max Holding LLC Term Loan B USD 3 Month LIBOR 4.250
Education Advisory Board 1st Lien Term Loan USD 2 Month LIBOR 3.750
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.041
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.709
Ellie Mae, Inc. Term Loan USD 1 Month LIBOR 4.000
Emera, Inc. USD 3 Month LIBOR 5.440
Enbridge, Inc. USD 3 Month LIBOR 3.890
Enbridge, Inc. USD 3 Month LIBOR 3.641
Enel SpA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.880
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Entegris, Inc. Term Loan B USD 1 Month LIBOR 2.000
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Everi Payments, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.000
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.050

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Fort Dearborn Holding Co., Inc. USD 1 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.650
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Fukoku Mutual Life Insurance Co. USD 3 Month LIBOR 4.370
Garda World Security Corp. Term Loan B USD 3 Month LIBOR 3.500
General Electric Co. USD 3 Month LIBOR 3.330
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.140
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Global Payments, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.623
Granite Acquisition, Inc. Term Loan B USD 3 Month LIBOR 3.500
Granite Acquisition, Inc. Term Loan C USD 3 Month LIBOR 3.500
Gray Television, Inc. 1st Lien Term Loan C USD 1 Month LIBOR 2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.250
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Variable Rate Securities
Securities Referenced Rate Spread %
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
H.B. Fuller Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Hamilton Holdco LLC Term Loan B USD 3 Month LIBOR 2.000
Hanwha Life Insurance Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.000
HCA, Inc. Term Loan B10 USD 1 Month LIBOR 2.000
Heartland Dental LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
Heartland Dental LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HLF Financing SARL LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
HS Purchaser LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
HSBC Capital Funding, LP USD 3 Month LIBOR 4.980
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 5.514
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Hyland Software, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.000
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.250
INEOS US Finance LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
Inovalon Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
JPMorgan Chase & Co. USD 3 Month LIBOR 3.330
JPMorgan Chase & Co. USD 3 Month LIBOR 3.780
KBC Groep NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.594
Kestra Financial, Inc. Term Loan USD 3 Month LIBOR 4.250
La Mondiale SAM
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.235
LCM XVIII, LP USD 3 Month LIBOR 5.950
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.760
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.496
Lower Cadence Holdings LLC Term Loan B USD 3 Month LIBOR 4.000
M&T Bank Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.174
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Meiji Yasuda Life Insurance Co.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.230
Meiji Yasuda Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.150
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
MetLife, Inc. USD 3 Month LIBOR 2.959
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MGM Growth Properties, LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
MH Sub I LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II, LLC Term Loan B USD 3 Month LIBOR 2.750

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitchell International, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Mitsui Sumitomo Insurance Co., Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.256
MLN US Holdco LLC 1st Lien Term Loan USD 1 Month LIBOR 4.500
Mountain View CLO XIV, Ltd. USD 3 Month LIBOR 6.710
NAI Entertainment Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Navistar International Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NextEra Energy Capital Holdings, Inc. USD 3 Month LIBOR 3.156
Nippon Life Insurance Co. USD 3 Month LIBOR 4.240
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.750
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.650
NiSource Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.843
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
NN, Inc. Term Loan USD 1 Month LIBOR 3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Numericable Group SA Term Loan B11 USD 1 Month LIBOR 2.750
On Assignment, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.000
Open Text Corp. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Optiv, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Plantronics, Inc.1st Lien Term Loan USD 1 Month LIBOR 2.500
Platform Specialty Products Corp. 1st Lien Term Loan USD 1 Month LIBOR 2.250
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Post Holdings, Inc. Incremental Term Loan B USD 1 Month LIBOR 2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.250
Procera Networks, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
Prudential Financial, Inc. USD 3 Month LIBOR 3.040
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.300
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.395
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.000
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 3 Month LIBOR 3.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
RHP Hotel Properties, LP Term Loan B USD 3 Month LIBOR 2.000
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.720

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Variable Rate Securities
Securities Referenced Rate Spread %
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 15.196
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Sally Holdings LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seadrill Operating, LP Term Loan B USD 3 Month LIBOR 6.000
SeaWorld Parks & Entertainment Term Loan B USD 1 Month LIBOR 3.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Serta Simmons Bedding LLC 1st Lien Term Loan USD 1 Month LIBOR 3.500
Serta Simmons Bedding LLC 2nd Lien Term Loan USD 1 Month LIBOR 8.000
Sesac Holdco II LLC 1st Lien Term Loan USD 1 Month LIBOR 3.000
Sesac Holdco II LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Shutterfly, Inc. Term Loan B USD 1 Month LIBOR 2.500
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.238
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.979
Solvay Acetow Gmbh Term Loan USD 6 Month LIBOR 5.500
Sompo Japan Insurance, Inc. USD 3 Month LIBOR 4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan USD 3 Month LIBOR 7.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southcross Energy Partners, LP 1st Lien Term Loan B USD 3 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Southcross Energy Partners, LP Term Loan USD 3 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.301
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.723
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
STATS LLC Term Loan USD 1 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan B1 USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Sumitomo Life Insurance Co. USD 3 Month LIBOR 4.440
SunTrust Banks, Inc. USD 3 Month LIBOR 2.786
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Svenska Handelsbanken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.689
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.582
Symphony CLO, Ltd. USD 3 Month LIBOR 6.290
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 3.000
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
TMS International Corp. 1st Lien Term Loan B2 USD 1 Month LIBOR 2.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransCanada Trust USD 3 Month LIBOR 4.640
TransCanada Trust USD 3 Month LIBOR 3.528
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Travelport Finance Luxembourg Sarl Term Loan USD 3 Month LIBOR 5.000
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 5.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Twin River Worldwide Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.750
U.S. Silica Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.590
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.883
UFC Holdings, LLC Term Loan USD 1 Month LIBOR 3.250
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
Valeant Pharmaceuticals International, Inc. Term Loan B USD 1 Month LIBOR 3.000
Varsity Brands Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Verscend Holding Corp. 1st Lien Term Loan B USD 1 Month LIBOR 4.500
Vertafore, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
VIVAT NV
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.174
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya Financial, Inc. USD 3 Month LIBOR 3.580
W3 Co. Term Loan B USD 3 Month LIBOR 6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Web.com Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Weight Watchers International, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.750
Wells Fargo & Co. USD 3 Month LIBOR 3.770
Wells Fargo & Co. USD 3 Month LIBOR 3.990
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Wyndham Hotels & Resorts, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 89 EUR 10,125 08/19
29
Australia 10 Year Government Bond Futures 65 AUD 9,439 09/19
134
CAC40 Euro Index Futures 593 EUR 32,725 08/19
(545)
Canada 10 Year Government Bond Futures 30 CAD 4,269 09/19
22
DAX Index Futures 84 EUR 25,587 09/19
(204)
Euro STOXX 50 Index Futures 539 EUR 18,660 09/19
602

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bobl Futures 2 EUR 270 09/19
—
Euro-Bund Futures 3 EUR 525 09/19
4
FTSE 100 Index Futures 454 GBP 34,211 09/19
1,366
FTSE/MIB Index Futures 66 EUR 7,056 09/19
242
Hang Seng Index Futures 25 HKD 34,696 08/19
(113)
IBEX 35 Index Futures 91 EUR 8,171 08/19
(353)
Long Gilt Futures 1 GBP 133 09/19
1
MSCI EAFE Index Futures 20 USD 1,885 09/19
13
MSCI Emerging Markets Index Futures 825 USD 42,306 09/19
(868)
OMXS30 Index Futures 396 SEK 63,340 08/19
(124)
S&P Consumer Discretionary Select Sector Index Futures 68 USD 8,305 09/19
192
S&P Energy Select Sector Index Futures 153 USD 9,651 09/19
260
S&P Financial Select Sector Index Futures 581 USD 50,576 09/19
2,127
SPI 200 Index Futures 97 AUD 16,374 09/19
442
United States 2 Year Treasury Note Futures 1,043 USD 223,627 09/19
319
United States 10 Year Treasury Note Futures 1,416 USD 180,430 09/19
2,753
United States Long Bond Futures 28 USD 4,357 09/19
102
United States Ultra Bond Futures 4 USD 710 09/19
(4)
Short Positions
Euro-Bund Futures 42 EUR 7,353 09/19
(189)
FTSE 250 Index Futures 24 GBP 941 09/19
(34)
Japan 10 Year Government Bond Futures 8 JPY 1,230,401 09/19
(25)
MSCI EAFE Index Futures 649 USD 61,178 09/19
(188)
MSCI Emerging Markets Index Futures 168 USD 8,615 09/19
(44)
MSCI Singapore Index Futures 109 SGD 4,084 08/19
43
NASDAQ 100 E-Mini Index Futures 279 USD 43,896 09/19
(2,019)
Russell 1000 E-Mini Index Futures 92 USD 7,606 09/19
(230)
Russell 2000 E-Mini Index Futures 878 USD 69,217 09/19
(1,920)
S&P 400 E-Mini Index Futures 52 USD 10,235 09/19
(254)
S&P 500 E-Mini Index Futures 882 USD 131,519 09/19
(3,582)
S&P Utilities Select Sector Index Futures 183 USD 10,982 09/19
135
S&P/TSX 60 Index Futures 75 CAD 14,678 09/19
(110)
TOPIX Index Futures 272 JPY 4,259,519 09/19
(252)
United States 5 Year Treasury Note Futures 24 USD 2,821 09/19
3
United States 10 Year Treasury Note Futures 12 USD 1,529 09/19
(11)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,280)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.81 USD 2,621,125 08/06/19
(24)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.07 USD 5,511,586 08/06/19
(5)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.24 USD 3,303,750 08/06/19
(1)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.05 USD 891,492 10/03/19
(5)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.24 USD 893,180 10/03/19
(7)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.43 USD 894,867 10/03/19
(9)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.59 USD 896,273 10/03/19
(10)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.77 USD 897,961 10/03/19
(13)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.96 USD 899,648 10/03/19
(16)
Russell 2000 Index
Bank of America
Put 11,321 1,272.00 USD 14, 400 01/17/20
(103)
Russell 2000 Index
Goldman Sachs
Put 11,280 1,276.54 USD 14,399 01/17/20
(103)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Goldman Sachs, USD 1.975%/USD
3 Month LIBOR, USD 66,071,
08/29/29
Goldman Sachs
Call 1 0.00 28,279 08/27/19
(186)
Total Liability for Options Written (premiums received $892)
(482)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,302 CAD 4,303 08/22/19 (41)
Bank of America EUR 10 USD 11 08/01/19 —
Bank of America EUR 10 USD 12 08/01/19 —
Bank of America EUR 130 USD 148 08/23/19 4
Bank of Montreal USD 2,055 AUD 2,953 09/18/19 (32)
Bank of Montreal USD 1,584 CHF 1,562 09/18/19 (7)
Bank of Montreal USD 8,458 EUR 7,422 09/18/19 (211)
Bank of Montreal USD 7,670 GBP 6,018 09/18/19 (335)
Bank of Montreal USD 5,017 JPY 540,298 09/18/19 (33)
Bank of Montreal CAD 3,688 USD 2,778 09/18/19 (19)
Bank of New York USD 2,055 AUD 2,953 09/18/19 (33)
Bank of New York USD 1,583 CHF 1,562 09/18/19 (6)
Bank of New York USD 8,456 EUR 7,422 09/18/19 (209)
Bank of New York USD 7,695 GBP 6,018 09/18/19 (359)
Bank of New York USD 5,013 JPY 540,298 09/18/19 (29)
Bank of New York CAD 3,688 USD 2,780 09/18/19 (17)
BNP Paribas USD 356 EUR 316 08/23/19 (6)
BNP Paribas EUR 110 USD 123 08/23/19 1
BNP Paribas EUR 201 USD 228 08/23/19 5
BNP Paribas EUR 321 USD 363 08/23/19 6
BNP Paribas EUR 369 USD 422 08/23/19 13
Brown Brothers Harriman USD 2,056 AUD 2,953 09/18/19 (34)
Brown Brothers Harriman USD 1,584 CHF 1,562 09/18/19 (6)
Brown Brothers Harriman USD 8,459 EUR 7,422 09/18/19 (211)
Brown Brothers Harriman USD 7,697 GBP 6,018 09/18/19 (361)
Brown Brothers Harriman USD 5,018 JPY 540,298 09/18/19 (34)
Brown Brothers Harriman CAD 3,688 USD 2,780 09/18/19 (17)
Brown Brothers Harriman MXN 198 USD 10 08/02/19 —
Brown Brothers Harriman MXN 409 USD 21 08/02/19 —
Citigroup USD 117 EUR 104 08/23/19 (2)
Citigroup USD 343 EUR 305 08/23/19 (5)
Citigroup USD 2,182 JPY 235,642 08/22/19 (13)
Citigroup EUR 2,741 USD 3,094 08/23/19 54
Citigroup NOK 17,039 USD 1,992 08/22/19 68
Commonwealth Bank of Australia USD 3,315 NZD 4,932 08/22/19 (75)
Commonwealth Bank of Australia EUR 3,231 USD 3,636 08/22/19 53
Goldman Sachs USD 65 EUR 58 08/23/19 —
Goldman Sachs EUR 118 USD 133 08/23/19 2
Goldman Sachs EUR 120 USD 135 08/23/19 1
HSBC USD 179 ARS 7,801 08/12/19 (4)
HSBC USD 179 ARS 7,812 08/12/19 (3)
HSBC USD 179 ARS 7,799 08/12/19 (4)
HSBC USD 359 ARS 15,590 08/12/19 (8)
HSBC USD 192 ARS 8,365 08/15/19 (4)
HSBC USD 421 ARS 18,318 08/15/19 (10)
HSBC USD 450 ARS 23,429 08/23/19 69
HSBC USD 363 ARS 15,964 08/26/19 (11)
HSBC USD 138 ARS 6,729 09/19/19 6
HSBC USD 201 ARS 9,749 09/19/19 7
HSBC USD 518 ARS 24,618 10/17/19 (13)
HSBC USD 2 ARS 118 10/22/19 —
HSBC USD 122 ARS 5,887 10/22/19 (2)
HSBC USD 183 ARS 8,821 10/22/19 (4)
HSBC USD 183 ARS 8,830 10/22/19 (3)
HSBC USD 79 ARS 4,606 11/07/19 13
HSBC USD 64 BRL 242 01/03/20 (1)
HSBC USD 95 BRL 363 01/03/20 (1)
HSBC USD 99 BRL 379 01/03/20 (1)
HSBC USD 1,386 BRL 5,293 01/03/20 (15)
HSBC USD 100 HKD 782 08/19/19 —
HSBC USD 130 HKD 1,018 08/19/19 —
HSBC USD 167 HKD 1,308 08/19/19 —
HSBC USD 390 HKD 3,057 08/19/19 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 687 HKD 5,381 08/19/19 1
HSBC USD 1,288 HKD 10,075 08/19/19 (1)
HSBC USD 3 HUF 895 08/09/19 —
HSBC USD 12 HUF 3,299 08/09/19 —
HSBC USD 15 HUF 4,325 08/09/19 (1)
HSBC USD 20 HUF 5,885 08/09/19 —
HSBC USD 142 HUF 40,279 08/09/19 (5)
HSBC USD 2,505 HUF 710,210 08/09/19 (92)
HSBC USD 68 MXN 1,312 08/05/19 1
HSBC USD 167 MXN 3,225 08/05/19 1
HSBC USD 204 MXN 3,941 08/05/19 2
HSBC USD 991 MXN 19,408 08/05/19 21
HSBC USD 1,028 MXN 19,991 12/02/19 (5)
HSBC USD 588 PEN 1,974 12/16/19 6
HSBC USD 3,069 PLN 11,701 08/09/19 (50)
HSBC USD 3,077 PLN 11,710 08/09/19 (55)
HSBC USD 29 RON 123 08/09/19 (1)
HSBC USD 35 RON 149 08/09/19 —
HSBC USD 408 RON 1,733 08/09/19 (2)
HSBC USD 148 RUB 9,471 09/30/19 —
HSBC USD 299 RUB 19,639 09/30/19 7
HSBC USD 94 THB 3,002 08/19/19 4
HSBC USD 2,414 THB 76,693 08/19/19 81
HSBC USD 23 ZAR 325 08/08/19 —
HSBC USD 48 ZAR 689 08/08/19 —
HSBC USD 944 ZAR 13,384 08/08/19 (12)
HSBC USD 944 ZAR 13,384 08/08/19 (12)
HSBC ARS 31,108 USD 707 08/12/19 7
HSBC ARS 14,446 USD 325 08/15/19 1
HSBC ARS 7,120 USD 159 08/26/19 2
HSBC ARS 4,623 USD 99 09/19/19 —
HSBC ARS 8,266 USD 177 09/19/19 1
HSBC ARS 8,602 USD 177 10/17/19 1
HSBC BRL 272 USD 69 01/03/20 (2)
HSBC BRL 283 USD 72 01/03/20 (1)
HSBC BRL 2,452 USD 622 01/03/20 (13)
HSBC CLP 152,001 USD 229 09/23/19 13
HSBC COP 919,940 USD 280 09/24/19 1
HSBC COP 5,438,800 USD 1,716 09/24/19 63
HSBC COP 5,438,800 USD 1,712 09/24/19 60
HSBC COP 5,438,872 USD 1,713 09/24/19 60
HSBC CZK 6,466 USD 289 12/02/19 10
HSBC HKD 6,674 USD 854 08/19/19 1
HSBC IDR 2,648,233 USD 180 10/08/19 (6)
HSBC IDR 3,381,934 USD 230 10/08/19 (8)
HSBC IDR 7,210,999 USD 491 10/08/19 (16)
HSBC MXN 2,091 USD 109 08/05/19 —
HSBC MXN 2,318 USD 117 08/05/19 (4)
HSBC MXN 3,485 USD 182 08/05/19 —
HSBC MXN 19,991 USD 1,048 08/05/19 5
HSBC PHP 23 USD — 09/30/19 —
HSBC RUB 37,762 USD 571 09/30/19 (17)
HSBC ZAR 915 USD 65 08/02/19 1
HSBC ZAR 1,663 USD 117 08/08/19 1
HSBC ZAR 4,031 USD 272 08/08/19 (9)
HSBC ZAR 4,170 USD 291 08/08/19 —
HSBC ZAR 17,918 USD 1,250 08/08/19 2
HSBC ZAR 13,384 USD 931 12/02/19 11
HSBC ZAR 13,384 USD 931 12/02/19 11
JPMorgan Chase USD 314 EUR 275 08/23/19 (9)
JPMorgan Chase EUR 158 USD 181 08/23/19 6
Royal Bank of Canada USD 2,056 AUD 2,953 09/18/19 (34)
Royal Bank of Canada USD 10 CHF 10 08/05/19 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 14 CHF 14 08/05/19 —
Royal Bank of Canada USD 1,585 CHF 1,562 09/18/19 (8)
Royal Bank of Canada USD 11 EUR 10 08/02/19 —
Royal Bank of Canada USD 8,464 EUR 7,422 09/18/19 (217)
Royal Bank of Canada USD 7,689 GBP 6,018 09/18/19 (355)
Royal Bank of Canada USD 5,019 JPY 540,298 09/18/19 (35)
Royal Bank of Canada USD 10 MXN 191 08/01/19 —
Royal Bank of Canada USD 1,996 SEK 18,710 08/22/19 (57)
Royal Bank of Canada CAD 3,688 USD 2,781 09/18/19 (15)
Royal Bank of Canada EUR 9 USD 10 08/02/19 —
Royal Bank of Canada EUR 15 USD 17 08/02/19 —
Royal Bank of Canada EUR 29 USD 32 08/02/19 —
Royal Bank of Canada EUR 105 USD 119 08/23/19 2
Royal Bank of Canada GBP 5,880 USD 7,315 08/22/19 157
State Street USD 11 AUD 16 08/23/19 —
State Street USD 2,056 AUD 2,953 09/18/19 (34)
State Street USD 1,584 CHF 1,562 09/18/19 (7)
State Street USD 265 EUR 232 08/23/19 (8)
State Street USD 8,461 EUR 7,422 09/18/19 (214)
State Street USD 7,699 GBP 6,018 09/18/19 (363)
State Street USD 277 HKD 2,171 09/18/19 —
State Street USD 279 JPY 30,362 08/01/19 —
State Street USD 5,017 JPY 540,298 09/18/19 (33)
State Street USD 516 SEK 4,840 09/18/19 (14)
State Street USD 181 ZAR 2,710 09/18/19 7
State Street AUD 7 USD 5 08/23/19 —
State Street AUD 8 USD 6 08/23/19 —
State Street AUD 33 USD 23 08/23/19 —
State Street AUD 171 USD 119 08/23/19 2
State Street CAD 3,688 USD 2,781 09/18/19 (16)
State Street CHF 5,223 USD 5,301 08/22/19 42
State Street CNY 118,694 USD 17,144 09/18/19 (41)
State Street EUR 113 USD 126 08/23/19 1
State Street EUR 199 USD 223 08/23/19 2
State Street EUR 482 USD 546 08/23/19 12
State Street EUR 2,741 USD 3,098 08/23/19 59
State Street EUR 2,741 USD 3,095 08/23/19 55
State Street EUR 2,743 USD 3,103 08/23/19 62
State Street GBP 1,987 USD 2,481 10/25/19 55
State Street INR 7,620 USD 109 09/18/19 (1)
State Street KRW 29,223,250 USD 24,855 09/18/19 225
State Street MXN 44,540 USD 2,288 09/18/19 (18)
State Street NOK 8,070 USD 937 09/18/19 24
State Street RUB 728,250 USD 11,023 09/18/19 (342)
State Street SGD 1,360 USD 998 09/18/19 7
State Street TWD 90,790 USD 2,905 09/18/19 (16)
UBS USD 143 AUD 203 08/23/19 (4)
UBS USD 132 EUR 117 08/23/19 (2)
UBS USD 223 EUR 199 08/23/19 (2)
UBS USD 277 EUR 244 08/23/19 (6)
UBS USD 533 EUR 478 08/23/19 (4)
UBS USD 720 EUR 644 08/23/19 (5)
UBS EUR 487 USD 543 08/01/19 4
UBS EUR 199 USD 224 08/23/19 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(2,948)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Russell 1000 Index Total Return Bank of America USD 19,652
Total Return on Underlying
Reference Entity
(2)
12/20/19 — (294) (294)
Russell 1000 Index Total Return Goldman Sachs USD 26,657 3 Month LIBOR
(2)
10/10/19 — 637 637
Russell 1000 Index Total Return Goldman Sachs USD 25,550
Total Return on Underlying
Reference Entity
(4)
10/10/19 — (642) (642)
Short
Markit IOS Index Goldman Sachs USD 17,068 1 Month LIBOR + 0.400%
(1)
01/12/45 — 61 61
Markit IOS Index JPMorgan Chase USD 17,068 0.400% + 1 Month LIBOR
(1)
01/12/45 — (61) (61)
Total Open Total Return Swap Contracts (å) — (299) (299)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America GBP 280 1.109%
(4)
Six Month LIBOR
(3)
05/21/24
— 7 7
Barclays USD 8,190 1.828%
(4)
Three Month LIBOR
(2)
07/05/21
— (18) (18)
Barclays USD 12,352 1.788%
(4)
Three Month LIBOR
(2)
07/05/21
— (36) (36)
Barclays USD 12,352 1.790%
(4)
Three Month LIBOR
(2)
07/05/21
— (36) (36)
Barclays USD 12,352 1.789%
(4)
Three Month LIBOR
(2)
07/05/21
— (36) (36)
Barclays USD 18,276 1.889%
(4)
Three Month LIBOR
(2)
07/16/21
— (19) (19)
Barclays USD 19,621 Three Month LIBOR
(2)
1.890%
(4)
07/16/21
— 20 20
Barclays USD 29,567 Three Month LIBOR
(2)
1.900%
(4)
07/16/21
— 24 24
Barclays USD 9,159 Three Month LIBOR
(2)
1.878%
(4)
07/17/21
— 11 11
Barclays USD 207,303 Three Month LIBOR
(2)
1.700%
(4)
09/18/21
(246) 1,011 765
Barclays USD 6,587 Three Month LIBOR
(2)
1.820%
(4)
07/12/24
— 6 6
Barclays USD 6,468 Three Month LIBOR
(2)
1.868%
(4)
07/15/24
— (9) (9)
Barclays USD 6,438 Three Month LIBOR
(2)
1.859%
(4)
07/16/24
— (6) (6)
Barclays USD 6,126 Three Month LIBOR
(2)
1.836%
(4)
07/17/24
— 1 1
Barclays USD 6,050 Three Month LIBOR
(2)
1.873%
(4)
07/18/24
— (10) (10)
Barclays USD 7,287 1.843%
(4)
Three Month LIBOR
(2)
07/19/24
— 1 1
Barclays USD 6,111 Three Month LIBOR
(2)
1.781%
(4)
07/24/24
— 17 17
Barclays USD 11,640 Three Month LIBOR
(2)
1.792%
(4)
07/25/24
— 26 26
Barclays USD 6,067 Three Month LIBOR
(2)
1.786%
(4)
08/02/24
— — —
Barclays USD 212,321 Three Month LIBOR
(2)
1.800%
(4)
09/18/24
(1,271) 1,535 264
Barclays USD 7,891 Three Month LIBOR
(2)
1.945%
(4)
06/26/29
— 22 22
Barclays USD 7,891 Three Month LIBOR
(2)
1.945%
(4)
06/26/29
— 22 22
Barclays USD 22,802 Three Month LIBOR
(2)
2.245%
(4)
06/26/29
— (559) (559)
Barclays USD 45,604 2.145%
(4)
Three Month LIBOR
(2)
06/26/29
— 703 703
Barclays USD 2,529 1.933%
(4)
Three Month LIBOR
(2)
06/27/29
— (10) (10)
Barclays USD 2,474 Three Month LIBOR
(2)
1.934%
(4)
06/28/29
— 9 9
Barclays USD 6,378 1.958%
(4)
Three Month LIBOR
(2)
07/02/29
— (11) (11)
Barclays USD 3,492 Three Month LIBOR
(2)
1.973%
(4)
07/03/29
— 1 1
Barclays USD 4,707 Three Month LIBOR
(2)
1.986%
(4)
07/12/29
— (4) (4)
Barclays USD 6,368 2.024%
(4)
Three Month LIBOR
(2)
07/15/29
— 27 27
Barclays USD 716 Three Month LIBOR
(2)
2.079%
(4)
07/16/29
— (7) (7)
Barclays USD 2,468 1.993%
(4)
Three Month LIBOR
(2)
07/16/29
— 3 3

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 5,396 1.923%
(4)
Three Month LIBOR
(2)
07/16/29
— (27) (27)
Barclays USD 4,547 2.036%
(4)
Three Month LIBOR
(2)
07/17/29
— 25 25
Barclays USD 11,799 Three Month LIBOR
(2)
2.065%
(4)
07/17/29
— (95) (95)
Barclays USD 5,585 1.985%
(4)
Three Month LIBOR
(2)
07/23/29
— 4 4
Barclays USD 8,242 1.965%
(4)
Three Month LIBOR
(2)
07/24/29
— (9) (9)
Barclays USD 2,545 Three Month LIBOR
(2)
1.959%
(4)
07/26/29
— 4 4
Barclays USD 3,860 Three Month LIBOR
(2)
1.978%
(4)
07/26/29
— — —
Barclays USD 8,249 Three Month LIBOR
(2)
1.975%
(4)
07/26/29
— 1 1
Barclays USD 3,435 Three Month LIBOR
(2)
2.002%
(4)
07/30/29
— (8) (8)
Barclays USD 4,758 1.981%
(4)
Three Month LIBOR
(2)
08/01/29
— 2 2
Barclays USD 2,262 Three Month LIBOR
(2)
1.975%
(4)
08/29/29
— — —
Barclays USD 122,154 2.050%
(4)
Three Month LIBOR
(2)
09/18/29
1,520 (698) 822
Barclays USD 505 Three Month LIBOR
(2)
2.299%
(4)
06/12/49
— (13) (13)
Barclays USD 940 Three Month LIBOR
(2)
2.565%
(4)
06/12/49
— (81) (81)
Barclays USD 1,234 Three Month LIBOR
(2)
2.488%
(4)
06/12/49
— (84) (84)
Barclays USD 1,322 2.569%
(4)
Three Month LIBOR
(2)
06/12/49
— 114 114
Barclays USD 1,351 Three Month LIBOR
(2)
2.537%
(4)
06/12/49
— (107) (107)
Barclays USD 1,498 Three Month LIBOR
(2)
2.534%
(4)
06/12/49
— (118) (118)
Barclays USD 1,616 Three Month LIBOR
(2)
2.537%
(4)
06/12/49
— (128) (128)
Barclays USD 1,657 Three Month LIBOR
(2)
2.606%
(4)
06/12/49
— (157) (157)
Barclays USD 7,479 2.647%
(4)
Three Month LIBOR
(2)
06/12/49
— 780 780
Barclays USD 5,899 Three Month LIBOR
(2)
2.380%
(4)
07/02/49
— (258) (258)
Barclays USD 11,799 2.290%
(4)
Three Month LIBOR
(2)
07/02/49
— 275 275
Barclays USD 575 Three Month LIBOR
(2)
2.263%
(4)
07/17/49
— (10) (10)
Barclays USD 587 Three Month LIBOR
(2)
2.278%
(4)
07/17/49
— (12) (12)
Barclays USD 590 2.231%
(4)
Three Month LIBOR
(2)
07/17/49
— 6 6
Barclays USD 590 2.229%
(4)
Three Month LIBOR
(2)
07/17/49
— 6 6
Barclays USD 708 2.252%
(4)
Three Month LIBOR
(2)
07/17/49
— 10 10
Barclays USD 749 2.241%
(4)
Three Month LIBOR
(2)
07/17/49
— 9 9
Barclays USD 796 Three Month LIBOR
(2)
2.199%
(4)
07/17/49
— (2) (2)
Barclays USD 944 Three Month LIBOR
(2)
2.184%
(4)
07/17/49
— 1 1
Barclays USD 973 Three Month LIBOR
(2)
2.189%
(4)
07/17/49
— — —
Barclays USD 973 Three Month LIBOR
(2)
2.194%
(4)
07/17/49
— (1) (1)
Barclays USD 2,212 2.313%
(4)
Three Month LIBOR
(2)
07/17/49
— 63 63
Barclays USD 12,237 2.250%
(4)
Three Month LIBOR
(2)
09/18/49
212 (34) 178
Citigroup USD 1,375 1.914%
(4)
Three Month LIBOR
(2)
06/05/21
— (1) (1)
Goldman Sachs USD 9,350 1.812%
(4)
Three Month LIBOR
(2)
07/22/21
— (22) (22)
JPMorgan Chase BRL 4,200
Brazil Interbank
Deposit Rate
(5)
9.305%
(4)
01/04/21
— (88) (88)
JPMorgan Chase BRL 23,100
Brazil Interbank
Deposit Rate
(5)
8.775%
(4)
01/04/21
— (471) (471)
JPMorgan Chase HUF 583,900 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— (11) (11)
JPMorgan Chase HUF 224,200 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (14) (14)
JPMorgan Chase EUR 1,050 0.000%
(4)
Six Month LIBOR
(3)
04/16/24
— — —
JPMorgan Chase USD 2,300 Three Month LIBOR
(2)
1.763%
(4)
07/02/24
— 9 9
Merrill Lynch GBP 925 1.178%
(4)
Six Month LIBOR
(3)
05/01/24
— 26 26
Merrill Lynch GBP 925 1.135%
(4)
Six Month LIBOR
(3)
05/09/24
— 24 24
Total Open Interest Rate Swap Contracts (å)
215 1,595 1,810

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Canadian Natural
Resources JPMorgan Chase
Sell
0.296% USD 445 5.000%
(2)
06/20/20
15 4 19
Jaguar Land Rover JPMorgan Chase
Sell
0.616% EUR 225 1.000%
(2)
12/20/23
3 1 4
Total Open Corporate Issues Contracts 18 5 23
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 1,800 (1.000%)
(2)
06/20/24
62 (12) 50
CDX NA High Yield Index JPMorgan Chase
Purchase
USD 51,581 (5.000%)
(2)
06/20/24
(3,083) (734) (3,817)
CDX NA High Yield Index JPMorgan Chase
Sell
USD 24,000 5.000%
(2)
06/20/24
1,133 643 1,776
CMBX NA Index Bank of America
Sell
USD 54,000 1.000%
(2)
06/20/24
816 512 1,328
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 51 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Citigroup
Sell
USD 88 3.000%
(2)
05/11/63
(10) 2 (8)
CMBX NA Index Citigroup
Sell
USD 33 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Sell
USD 5 3.000%
(2)
05/11/63
(1) 1 —
CMBX NA Index Citigroup
Sell
USD 15 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Citigroup
Sell
USD 86 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Citigroup
Sell
USD 77 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index Citigroup
Sell
USD 89 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Citigroup
Sell
USD 22 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 89 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Citigroup
Sell
USD 21 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 99 3.000%
(2)
05/11/63
(9) — (9)
CMBX NA Index Citigroup
Sell
USD 24 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 21 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 41 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Citigroup
Sell
USD 12 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Citigroup
Sell
USD 52 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Citigroup
Purchase
USD 629 (5.000%)
(2)
05/11/63
109 (21) 88
CMBX NA Index Citigroup
Sell
USD 4 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 120 3.000%
(2)
05/11/63
(15) 4 (11)
CMBX NA Index Citigroup
Sell
USD 4 3.000%
(2)
05/11/63
— — —
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 (1) 1
CMBX NA Index Credit Suisse
Sell
USD 18 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Credit Suisse
Purchase
USD 1,152 (5.000%)
(2)
09/17/58
200 (38) 162
CMBX NA Index Goldman Sachs
Sell
USD 27 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Goldman Sachs
Sell
USD 177 3.000%
(2)
05/11/63
(26) 9 (17)
CMBX NA Index Goldman Sachs
Sell
USD 902 3.000%
(2)
05/11/63
(144) 59 (85)
CMBX NA Index Goldman Sachs
Sell
USD 234 3.000%
(2)
05/11/63
(23) 1 (22)
CMBX NA Index Goldman Sachs
Sell
USD 3,200 3.000%
(2)
05/11/63
(499) 198 (301)
CMBX NA Index Goldman Sachs
Sell
USD 38 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Goldman Sachs
Sell
USD 41 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (1) 4
CMBX NA Index Goldman Sachs
Sell
USD 163 3.000%
(2)
05/11/63
(24) 9 (15)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Strategy Income Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 114 3.000%
(2)
05/11/63
(12) 1 (11)
CMBX NA Index Goldman Sachs
Purchase
USD 4 (5.000%)
(2)
05/11/63
1 — 1
CMBX NA Index Goldman Sachs
Sell
USD 75 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (1) 4
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index JPMorgan Chase
Sell
USD 89 3.000%
(2)
01/17/47
(10) 2 (8)
CMBX NA Index JPMorgan Chase
Purchase
USD 270 (5.000%)
(2)
05/11/63
35 (8) 27
CMBX NA Index JPMorgan Chase
Sell
USD 15,465 3.000%
(2)
05/05/25
(2,026) 572 (1,454)
CMBX NA Index JPMorgan Chase
Purchase
USD 273 (5.000%)
(2)
05/11/63
38 (10) 28
CMBX NA Index JPMorgan Chase
Purchase
USD 47 (5.000%)
(2)
11/18/54
5 — 5
CMBX NA Index JPMorgan Chase
Sell
USD 175 1.000%
(2)
06/20/24
1 — 1
CMBX NA Index JPMorgan Chase
Purchase
USD 81 (5.000%)
(2)
11/18/54
9 (1) 8
CMBX NA Index JPMorgan Chase
Sell
USD 264 3.000%
(2)
12/20/22
(32) 7 (25)
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
11/17/59
13 (5) 8
CMBX NA Index JPMorgan Chase
Purchase
USD 40 (5.000%)
(2)
11/18/54
4 — 4
CMBX NA Index JPMorgan Chase
Sell
USD 367 3.000%
(2)
05/11/63
(44) 9 (35)
CMBX NA Index JPMorgan Chase
Sell
USD 84 3.000%
(2)
01/12/45
(10) 2 (8)
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Morgan Stanley
Sell
USD 84 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Morgan Stanley
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Morgan Stanley
Sell
USD 80 3.000%
(2)
05/11/63
(12) 4 (8)
CMBX NA Index Morgan Stanley
Sell
USD 5 3.000%
(2)
05/11/63
(1) 1 —
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 (5) 3
CMBX NA Index Morgan Stanley
Sell
USD 93 3.000%
(2)
05/11/63
(14) 5 (9)
CMBX NA Index Morgan Stanley
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 25 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Morgan Stanley
Sell
USD 35 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 100 3.000%
(2)
05/11/63
(12) 3 (9)
CMBX NA Index Morgan Stanley
Sell
USD 51 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Morgan Stanley
Sell
USD 97 3.000%
(2)
05/11/63
(9) — (9)
CMBX NA Index Morgan Stanley
Sell
USD 97 3.000%
(2)
05/11/63
(10) 1 (9)
CMBX NA Index Morgan Stanley
Sell
USD 289 3.000%
(2)
05/11/63
(47) 20 (27)
CMBX NA Index Morgan Stanley
Sell
USD 19 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Morgan Stanley
Sell
USD 41 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Morgan Stanley
Sell
USD 201 3.000%
(2)
05/11/63
(19) — (19)
CMBX NA Index Morgan Stanley
Sell
USD 36 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 9 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(38) 26 (12)
CMBX NA Index Morgan Stanley
Sell
USD 85 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Morgan Stanley
Sell
USD 316 3.000%
(2)
05/11/63
(45) 15 (30)
CMBX NA Index Morgan Stanley
Sell
USD 90 3.000%
(2)
05/11/63
(11) 3 (8)
CMBX NA Index Morgan Stanley
Sell
USD 176 3.000%
(2)
05/11/63
(21) 4 (17)
CMBX NA Index Morgan Stanley
Purchase
USD 79 (5.000%)
(2)
09/17/58
10 (2) 8
CMBX NA Index Morgan Stanley
Sell
USD 307 3.000%
(2)
05/11/63
(28) (1) (29)
CMBX NA Index Morgan Stanley
Sell
USD 83 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Morgan Stanley
Sell
EUR 285 1.000%
(2)
06/20/24
(1) 4 3
CMBX NA Index Morgan Stanley
Sell
USD 40 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Purchase
USD 60 (5.000%)
(2)
11/18/54
6 — 6

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (1) 4
iTraxx Europe Crossover
Index Barclays
Purchase
USD 80 (1.000%)
(2)
06/20/24
1 — 1
iTraxx Europe Crossover
Index Barclays
Purchase
USD 90 (1.000%)
(2)
06/20/24
1 — 1
iTraxx Europe Crossover
Index Citigroup
Purchase
USD 30 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Citigroup
Sell
USD 88 3.000%
(2)
05/11/63
(9) 1 (8)
iTraxx Europe Crossover
Index Citigroup
Sell
USD 65 3.000%
(2)
05/11/63
(6) — (6)
iTraxx Europe Crossover
Index Citigroup
Sell
USD 46 3.000%
(2)
05/11/63
(5) 1 (4)
iTraxx Europe Crossover
Index Citigroup
Sell
USD 100 3.000%
(2)
05/11/63
(10) 1 (9)
iTraxx Europe Crossover
Index Citigroup
Sell
USD 71 3.000%
(2)
05/11/63
(7) — (7)
iTraxx Europe Crossover
Index Citigroup
Purchase
USD 20 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Credit Suisse
Sell
USD 5,251 3.000%
(2)
05/11/63
(494) — (494)
iTraxx Europe Crossover
Index Credit Suisse
Purchase
USD 788 (5.000%)
(2)
09/17/58
79 — 79
iTraxx Europe Crossover
Index Goldman Sachs
Purchase
USD 20 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Goldman Sachs
Purchase
USD 90 (1.000%)
(2)
06/20/24
1 — 1
iTraxx Europe Crossover
Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 — 2
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
USD 31 3.000%
(2)
05/11/63
(3) — (3)
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
EUR 120 1.000%
(2)
06/20/24
1 1 2
iTraxx Europe Crossover
Index JPMorgan Chase
Purchase
USD 50 (5.000%)
(2)
11/18/54
5 — 5
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
USD 33 3.000%
(2)
05/11/63
(3) — (3)
iTraxx Europe Crossover
Index JPMorgan Chase
Purchase
USD 100 (1.000%)
(2)
06/20/24
1 — 1
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
USD 130 1.000%
(2)
06/20/24
1 (1) —
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 36 3.000%
(2)
05/11/63
(4) 1 (3)
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 40 (5.000%)
(2)
09/17/58
4 — 4
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 44 3.000%
(2)
05/11/63
(4) — (4)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 44 3.000%
(2)
05/11/63
(4) — (4)
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 20 3.000%
(2)
05/11/63
(2) — (2)
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 50 (5.000%)
(2)
11/18/54
5 — 5
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 1,525 3.000%
(2)
05/11/63
(147) 4 (143)
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 40 (5.000%)
(2)
09/17/58
4 — 4
Total Open Credit Indices Contracts (4,516) 1,303 (3,213)
Total Open Credit Default Swap Contracts (å) (4,498) 1,308
(3,190)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 3,657 $ — $ — $ 3,657
Corporate Bonds and Notes — 144,873 6,810 — 151,683
International Debt — 77, 006 — — 77, 006
Loan Agreements — 83 , 057 38 — 8 3 , 095
Mortgage-Backed Securities — 204,902 484 — 205,386
Non-US Bonds — 54,778 — — 54,778
United States Government Treasuries — 941 — — 941
Common Stocks
Consumer Discretionary 12,230 30,625 — — 42,855
Consumer Staples 9,989 9,790 — — 19,779
Energy 10,173 4,135 — — 14,308
Financial Services 81,251 42,292 131 — 123,674
Health Care 17,412 13,278 — — 30,690
Materials and Processing 24,755 21,086 — — 45,841
Producer Durables 21,421 34,696 1,641 — 57,758
Technology 35,595 10,686 — — 46,281
Utilities 25,778 19,122 — — 44,900
Preferred Stocks 21,627 5,331 — — 26,958
Options Purchased 2,126 503 — — 2,629
Warrants & Rights — 68 44 — 112
Short-Term Investments — 45,214 — 153,852 199,066
Other Securities — — — 26,010 26,010
Total Investments 262,357 806,040 9,148 179,862 1,257,407
Other Financial Instruments
Assets
Futures Contracts 8,7 89 — — — 8,7 89
Foreign Currency Exchange Contracts 5 1,398 — — 1,40 3
Total Return Swap Contracts — 698 — — 698
Interest Rate Swap Contracts — 4,288 — — 4,288
Credit Default Swap Contracts — 3,650 — — 3,650
Liabilities
Futures Contracts (11,0 69 ) — — — (11,0 69 )
Options Written (296) (186) — — (482)
Foreign Currency Exchange Contracts (1) (4,350) — — (4,35 1 )
Total Return Swap Contracts — (997) — — (997)
Interest Rate Swap Contracts — (2,478) — — (2,478)
Credit Default Swap Contracts — (6,840) — — (6,840)
Total Other Financial Instruments
*
$ (2,572) $ (4,817) $ — $ — $ (7,389)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
257
Australia .................................................................................
9,752
Austria ....................................................................................
2,246
Belgium ..................................................................................
509
Bermuda .................................................................................
6,228
Brazil ......................................................................................
6,213
Canada ....................................................................................
46,399
Cayman Islands .......................................................................
10,290
Chile .......................................................................................
2,522
China ......................................................................................
9,322
Colombia .................................................................................
8,538
Czech Republic .......................................................................
3,285
Denmark .................................................................................
4,410
Finland ...................................................................................
458
France .....................................................................................
17,707
Germany .................................................................................
7,019
Ghana .....................................................................................
27
Greece ....................................................................................
937
Guernsey .................................................................................
997
Hong Kong ..............................................................................
11,583
Hungary ..................................................................................
357
India .......................................................................................
816
Indonesia ................................................................................
5,600
Ireland ....................................................................................
6,866
Israel .......................................................................................
1,422
Italy ........................................................................................
2,585
Japan ......................................................................................
91,071
Jersey ......................................................................................
1,849
Kazakhstan .............................................................................
148
Luxembourg ............................................................................
7,016
Marshall Islands .....................................................................
2,379
Mexico ....................................................................................
7,903
Monaco ...................................................................................
151
Netherlands ............................................................................
6,160
New Zealand ...........................................................................
223
Norway ....................................................................................
4,027
Peru ........................................................................................
1,782
Philippines ..............................................................................
183
Portugal ..................................................................................
338
Puerto Rico .............................................................................
1,149
Romania ..................................................................................
1,607
Russia .....................................................................................
16,350
Singapore ................................................................................
5,866
South Africa ............................................................................
9,304
South Korea ............................................................................
8,893
Spain .......................................................................................
1,701
Sweden ....................................................................................
2,675
Switzerland .............................................................................
12,639
Thailand ..................................................................................
3,476
Turkey .....................................................................................
821

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Ukraine ...................................................................................
1,645
United Kingdom ......................................................................
20,967
United States ...........................................................................
877,306
Virgin Islands, British .............................................................
3,433
Total Investments .................................................................... 1,257,407

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 30.4%
Asset-Backed Securities - 0.1%
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 145
147
CKE Restaurants Holdings, Inc.
Series 2018-1A Class AI
4.250% due 06/20/48 (Þ) 129
131
DB Master Finance LLC
Series 2019-1A Class A2I
3.787% due 05/20/49 (Þ) 235
240
Dominos Pizza Master Issuer LLC
Series 2018-1A Class A2I
4.116% due 07/25/48 (Þ) 691
710
Jack in the Box, Inc.
Series 2019-1A Class A2II
4.476% due 08/25/49 (Þ) 190
190
Jimmy John's Funding LLC
Series 2017-1A Class A2I
3.610% due 07/30/47 (Þ) 118
119
Planet Fitness Master Issuer LLC
Series 2018-1A Class A2I
4.262% due 09/05/48 (Þ) 179
184
Taco Bell Funding LLC
Series 2018-1 Class A2I
4.318% due 11/25/48 (Þ) 408
421
Wendy's Funding LLC
Series 2019-1A Class A2I
3.783% due 06/15/49 (Þ) 130
131
2,273
Corporate Bonds and Notes - 4.8%
AbbVie, Inc.
4.875% due 11/14/48 170
180
Acorda Therapeutics, Inc.
1.750% due 06/15/21 733
609
AES Corp.
4.875% due 05/15/23 250
253
5.125% due 09/01/27 304
321
Air Lease Corp.
4.250% due 02/01/24 235
247
Aircastle , Ltd.
4.125% due 05/01/24 701
720
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 520
536
Ally Financial, Inc.
3.875% due 05/21/24 73
75
5.750% due 11/20/25 520
580
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 185
142
American Airlines Pass-Through Trust
Series 2016-3 Class B
3.750% due 10/15/25 239
240
Series 2017-2 Class B
3.700% due 10/15/25 355
356
Series 2017-1B Class B
4.950% due 02/15/25 (Ñ) 370
386
Antero Resources Corp.
Series WI
5.000% due 03/01/25 (Ñ) 767
686
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 952
960
Arbor Realty Trust, Inc.
5.250% due 07/01/21 (Þ) 1,337
1,386
Ares Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 03/01/24 275
288
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 1,070
1,063
Avis Budget Rental Car Funding  LLC
5.750% due 07/15/27 (Þ) 408
412
Bank of America Corp.
1.379% due 02/07/25 (~)(Ê) 365
427
3.458% due 03/15/25 (Ê) 215
222
Becton Dickinson and Co.
3.020% due 05/24/25 330
426
1.900% due 12/15/26 245
293
Becton, Dickinson and Co.
1.900% due 12/15/26 70
84
BlackRock Capital Investment Corp.
5.000% due 06/15/22 1,196
1,211
Boardwalk Pipelines LP
5.950% due 06/01/26 420
466
Brixmor Operating Partnership, LP
3.650% due 06/15/24 350
359
4.125% due 05/15/29 70
74
Broadcom, Inc.
Series WI
3.125% due 01/15/25 395
384
Bunge Limited Finance Corp.
3.750% due 09/25/27 320
318
CalAmp Corp.
2.000% due 08/01/25 1,420
1,142
Calpine Corp.
5.250% due 06/01/26 (Þ) 250
253
Cardtronics , Inc.
1.000% due 12/01/20 2,477
2,411
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 652
703
5.375% due 05/01/47 225
236
CIT Group, Inc.
5.000% due 08/01/23 312
333
Series A
5.800% due 12/31/99 (Ê)(ƒ) 549
559
Clovis Oncology, Inc.
2.500% due 09/15/21 735
630
CNO Financial Group, Inc.
5.250% due 05/30/25 255
275
Colony NorthStar , Inc.
3.875% due 01/15/21 2,836
2,787
CSC Holdings LLC
5.500% due 04/15/27 (Þ) 237
248
Series 144a
5.500% due 05/15/26 (Þ) 600
627
CVS Health Corp.
4.100% due 03/25/25 225
237
5.125% due 07/20/45 12
13
5.050% due 03/25/48 333
362
DCP Midstream LLC
5.125% due 05/15/29 235
242
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 700
774
8.350% due 07/15/46 (Þ) 145
185
Depomed , Inc.
2.500% due 09/01/21 385
275
Dermira , Inc.
3.000% due 05/15/22 550
470
Diamond Sports Group LLC / Diamond
Sports Finance Co.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 08/15/27 (Þ) 83
85
Diamondback Energy, Inc.
4.750% due 11/01/24 (Þ) 290
298
DISH DBS Corp.
2.375% due 03/15/24 2,488
2,212
Domtar Corp.
6.250% due 09/01/42 280
298
Dresdner Funding Trust I
8.151% due 06/30/31 71
96
Series REGS
8.151% due 06/30/31 241
327
Dycom Industries, Inc.
0.750% due 09/15/21 1,905
1,846
Encore Capital Group, Inc.
2.875% due 03/15/21 1,971
1,881
Energy Transfer Partners, LP
Series A
6.250% due 12/31/99 (Ê)(ƒ) 105
99
Enterprise Products Operating LLC
5.375% due 02/15/78 (Ê) 713
681
EQM Midstream Partners, LP
4.000% due 08/01/24 215
211
EQT Midstream Partners LP
Series 5Y
4.750% due 07/15/23 10
10
FireEye, Inc.
Series A
1.000% due 06/01/35 380
371
Fiserv, Inc.
4.400% due 07/01/49 160
171
Flexion Therapeutics, Inc.
3.375% due 05/01/24 460
381
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ) 170
165
General Motors Financial Co., Inc.
3.550% due 07/08/22 340
345
4.350% due 04/09/25 115
119
Series B
6.500% due 12/31/99 (Ê)(ƒ) 130
127
GNC Holdings, Inc.
1.500% due 08/15/20 422
382
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,117
1,126
Goldman Sachs Group, Inc. (The)
Series DMTN
3.625% due 02/20/24 515
535
Goodyear Tire & Rubber Co.
4.875% due 03/15/27 (Ñ) 960
910
Granite Point
5.625% due 12/01/22 (Þ) 1,020
1,047
Green Plains, Inc.
4.125% due 09/01/22 1,406
1,166
GTT Communications, Inc.
7.875% due 12/31/24 (Þ) 198
154
Hanesbrands, Inc.
4.625% due 05/15/24 (Ñ)(Þ) 739
767
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.
4.125% due 09/01/22 232
254
HCA, Inc.
4.750% due 05/01/23 308
329
4.500% due 02/15/27 266
283
4.125% due 06/15/29 240
246
7.500% due 11/15/95 421
450
HCI Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 03/01/37 501
490
HCP, Inc.
3.250% due 07/15/26 40
40
3.500% due 07/15/29 145
147
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 756
763
Hercules Capital, Inc.
4.375% due 02/01/22 1,031
1,040
Hess Corp.
3.500% due 07/15/24 130
131
4.300% due 04/01/27 500
514
5.800% due 04/01/47 100
110
Hope Bancorp, Inc.
2.000% due 05/15/38 2,449
2,299
Invacare Corp.
5.000% due 02/15/21 204
168
JPMorgan Chase & Co.
3.797% due 07/23/24 (Ê) 475
498
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250
283
4.700% due 11/01/42 440
451
KKR Real Estate Finance Trust Inc.
6.125% due 05/15/23 1,900
1,969
L Brands, Inc.
7.500% due 06/15/29 595
597
Series WI
6.875% due 11/01/35 325
289
Las Vegas Sands Corp.
3.200% due 08/08/24 135
136
3.500% due 08/18/26 80
80
Lennar Corp.
Series WI
5.000% due 06/15/27 446
470
4.750% due 11/29/27 497
522
Life Storage LP
4.000% due 06/15/29 195
202
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,250
1,033
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,604
2,366
Marathon Oil Corp.
3.850% due 06/01/25 90
93
5.200% due 06/01/45 225
247
Medicines Co. (The)
2.750% due 07/15/23 275
273
Micron Technology, Inc.
4.640% due 02/06/24 335
353
4.975% due 02/06/26 90
96
4.185% due 02/15/27 205
207
MPLX, LP
Series 0005
4.125% due 03/01/27 630
656
Series 0006
5.200% due 03/01/47 250
268
MPT Operating Partnership LP / MPT
Finance Corp.
5.000% due 10/15/27 100
103
Nabor Industries, Inc.
0.750% due 01/15/24 845
593
Nevro Corp.
1.750% due 06/01/21 655
695
New Mountain Finance Corp.
5.750% due 08/15/23 1,015
1,043
New York Mortgage Trust, Inc.
6.250% due 01/15/22 1,596
1,612
NRG Energy, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/15/24 (Þ) 115
118
Series WI
7.250% due 05/15/26 205
221
NRG Yield Operating LLC
Series WI
5.000% due 09/15/26 720
720
Nuance Communications, Inc.
2.750% due 11/01/31 1,297
1,258
NuStar Logistics, LP
6.000% due 06/01/26 85
90
Oil States International Inc
1.500% due 02/15/23 190
165
Patrick Industries, Inc.
1.000% due 02/01/23 1,475
1,331
PDC Energy, Inc.
1.125% due 09/15/21 735
683
PDL BioPharma , Inc.
2.750% due 12/01/21 9
9
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (Ê)(ƒ) 692
667
Post Holdings, Inc.
5.625% due 01/15/28 (Þ) 442
455
PRA Group, Inc.
3.000% due 08/01/20 2,647
2,608
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Ñ)(Þ) 245
224
Radio One, Inc.
7.375% due 04/15/22 (Þ) 167
167
Radius Health, Inc.
3.000% due 09/01/24 1,085
936
Range Resources Corp.
Series WI
4.875% due 05/15/25 (Ñ) 759
636
Redfin Corp.
1.750% due 07/15/23 361
336
Resource Capital Corp.
4.500% due 08/15/22 1,652
1,683
Sabine Pass Liquefaction LLC
Series WI
5.875% due 06/30/26 460
524
SBA Tower Trust
3.168% due 04/11/22 (Þ) 300
302
3.448% due 03/15/23 (Þ) 630
646
Scientific Games International, Inc.
Series REGS
5.500% due 02/15/26 215
234
SEACOR Holdings, Inc.
3.000% due 11/15/28 1,579
1,560
Sirius XM Radio, Inc.
4.625% due 07/15/24 (Þ) 140
144
SM Energy Co.
1.500% due 07/01/21 1,199
1,087
6.625% due 01/15/27 99
86
SunPower Corp.
4.000% due 01/15/23 153
137
Synaptics , Inc.
0.500% due 06/15/22 (Ñ) 1,674
1,515
Tenet Healthcare Corp.
4.625% due 07/15/24 721
735
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 64
64
Tesla, Inc.
1.250% due 03/01/21 415
404
Teva Pharmaceutical Finance Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series C
0.250% due 02/01/26 550
504
T-Mobile USA, Inc.
4.750% due 02/01/28 853
876
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 990
999
Tutor Perini Corp.
2.875% due 06/15/21 (Ñ) 1,865
1,767
Twitter, Inc.
1.000% due 09/15/21 2,355
2,310
Two Harbors Investment Corp.
6.250% due 01/15/22 1,934
1,965
United Continental Holdings, Inc.
4.250% due 10/01/22 280
287
UnitedHealth Group, Inc.
3.875% due 08/15/59 185
186
Veeco Instruments, Inc.
2.700% due 01/15/23 1,427
1,268
VEREIT, Inc.
3.950% due 08/15/27 485
506
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 170
171
4.300% due 07/15/29 (Þ) 120
121
Vitamin Shoppe, Inc.
2.250% due 12/01/20 635
554
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22 928
926
Western Digital Corporation
1.500% due 02/01/24 (Þ) 2,212
2,056
Western Gas Partners, LP
4.000% due 07/01/22 65
66
WPX Energy, Inc.
5.750% due 06/01/26 224
230
Zillow Group, Inc.
1.500% due 07/01/23 1,285
1,305
100,517
International Debt - 2.5%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B
4.484% due 02/17/24 (~)(Ê) 174
174
Actavis Funding SCS
4.550% due 03/15/35 669
691
4.750% due 03/15/45 200
207
Adani Ports and Special Economic Zone,
Ltd.
Series REGS
3.950% due 01/19/22 500
510
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.875% due 01/16/24 240
258
3.650% due 07/21/27 725
727
3.875% due 01/23/28 375
380
AI Mistral Luxembourg Subco Sarl Term
Loan B
5.234% due 03/09/24 (~)(Ê) 572
497
AIA Group, Ltd.
3.900% due 04/06/28 (Þ) 435
463
AIB Group PLC
4.263% due 04/10/25 (Ê)(Þ) 335
343
AIMCO
Series 2018-AA Class ER
7.548% due 01/15/28 (Ê)(Þ) 1,000
950
Aircastle , Ltd.
4.250% due 06/15/26 219
222
Akbank Turk AS

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.125% due 03/31/25 200
186
Aker BP ASA
Series REGS
4.750% due 06/15/24 150
155
5.875% due 03/31/25 150
158
Albea Beauty Holdings SA Term Loan
B2
5.524% due 04/22/24 (Ê) 119
116
Alcoa Nederland Holding BV
6.125% due 05/15/28 (Þ) 650
680
Allergan Funding SCS
2.625% due 11/15/28 220
281
4.550% due 03/15/35 87
90
Alpha 3 B.V. Term Loan B1
5.330% due 01/31/24 (Ê) 224
218
Altice Financing SA 1st Lien Term Loan
5.064% due 01/05/26 (Ê) 501
482
Altrice France SA Term Loan B12
6.013% due 01/31/26 (Ê) 345
342
ams AG
0.875% due 09/28/22 1,800
1,557
Aphria , Inc.
5.250% due 06/01/24 (Þ) 1,240
977
Arcelik AS
Series REGS
5.000% due 04/03/23 200
196
ArcelorMittal
3.600% due 07/16/24 180
181
Arterra Wines Canada, Inc. Term Loan
B1
5.169% due 12/15/23 (Ê) 248
247
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 275
338
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 70
72
4.375% due 05/01/26 (Þ) 160
165
Baidu, Inc.
4.125% due 06/30/25 400
420
3.625% due 07/06/27 200
202
Bank of Montreal
4.800% due 12/31/99 (Ê)(ƒ) 110
109
Barclays Bank PLC
6.278% due 04/05/22 (~)(Ê)(ƒ) 450
473
6.278% due 12/29/49 (Ê)(ƒ) 300
315
Barclays PLC
4.610% due 02/15/23 (Ê) 350
360
Bausch Health Americas, Inc. Term
Loan B
5.379% due 06/01/25 (~)(Ê) 360
361
5.129% due 11/27/25 (Ê) 117
117
BBVA Bancomer SA
Series REGS
6.500% due 03/10/21 450
472
Belron SA Term Loan B
5.065% due 10/26/24 (Ê) 124
124
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200
203
BHP Billiton Finance USA, Ltd.
Series REGS
6.750% due 10/19/75 (Ê) 200
233
Capital One Financial Corp.
0.800% due 06/12/24 100
113
Cenovus Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.400% due 06/15/47 185
200
CIFC Funding, Ltd.
Series 2019-4A Class DR
9.478% due 10/20/27 (Ê)(Þ) 300
299
Commerzbank AG
7.000% due 12/31/99 (Ê)(ƒ) 200
206
CRCC Yuxiang , Ltd.
3.500% due 05/16/23 450
459
Credit Suisse Group AG
Series REGS
7.250% due 12/31/99 (Ê)(ƒ) 400
428
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.750% due 03/26/25 250
260
Ctrip.com International, Ltd.
1.250% due 09/15/22 1,567
1,563
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540
588
Delta 2 (LUX ) Sarl Term Loan B
4.734% due 02/01/24 (Ê) 448
442
Deutsche Postbank Funding Trust III
0.427% due 02/15/23 (~)(Ê)(ƒ) 253
171
Diamond (BC) BV 1st Lien Term Loan
5.256% due 09/06/24 (Ê) 266
241
Dryden Senior Loan Fund
Series 2018-45A Class ER
8.637% due 10/15/30 (Ê)(Þ) 400
380
Ellie Mae, Inc. Term Loan
6.525% due 04/02/26 (Ê) 211
211
Enbridge, Inc.
5.500% due 07/15/77 (Ê) 989
981
Enel Finance International NV
3.625% due 05/25/27 (Þ) 200
203
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 370
386
Fidelity National Information Services,
Inc.
2.602% due 05/21/25 210
269
Fiserv, Inc.
2.250% due 07/01/25 200
251
1.125% due 07/01/27 440
507
Garda World Security Corp. Term Loan B
6.020% due 2024(Ê) 230
230
Gazprom OAO Via Gaz Capital SA
Series REGS
4.950% due 02/06/28 200
214
GE Capital International Funding Co.
Unlimited Co
Series WI
3.373% due 11/15/25 200
204
4.418% due 11/15/35 465
469
GFL Environmental, Inc. 1st Lien Term
Loan B
5.234% due 05/31/25 (Ê) 174
172
Golar LNG, Ltd.
2.750% due 02/15/22 1,645
1,509
Guggenheim CLO LLC
Series 2018-1A Class DR
8.893% due 10/15/31 (Ê)(Þ) 354
320
Hamilton Holdco LLC Term Loan B
4.330% due 05/30/25 (Ê) 248
247
HLF Financing Sarl LLC 1st Lien Term
Loan B

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.484% due 08/16/25 (Ê) 251
251
HSBC Bank PLC
Series 1M
2.500% due 06/29/49 (Ê)(ƒ) 300
204
Huntsman International LLC
Series WI
4.250% due 04/01/25 530
670
I-Logic Technologies Bidco , Ltd. 1st
Lien Term Loan
5.901% due 12/31/24 (Ê) 229
222
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710
722
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.651% due 11/21/24 (Ê) 691
667
IQVIA Holdings, Inc.
Series REGS
2.250% due 01/15/28 126
139
Johnson Electric Holdings, Ltd.
4.125% due 07/30/24 350
360
LCM XVIII, LP
Series 2018-18A Class ER
8.228% due 04/20/31 (Ê)(Þ) 500
466
Level 3 Financing, Inc. Term Loan B
4.484% due 02/22/24 (~)(Ê) 140
140
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416
488
Link Finance Cayman 2009, Ltd.
3.600% due 09/03/24 300
311
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
7.690% due 07/25/31 (Ê)(Þ) 250
226
Mallinckrodt International Finance SA
1st Lien Term Loan B
5.080% due 09/24/24 (~)(Ê) 333
283
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200
205
MMK Finance, Ltd.
3.849% due 04/08/22 200
202
Morgan Stanley
Series GMTN
1.750% due 01/30/25 650
780
Mountain View CLO XIV, Ltd.
Series 2019-1A Class E
9.328% due 04/15/29 (Ê)(Þ) 250
240
National Westminster Bank PLC
Series C
2.813% due 11/29/49 (~)(Ê)(ƒ) 160
126
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 620
649
3.875% due 09/01/22 (Þ) 200
206
4.875% due 03/01/24 (Þ) 175
188
OI European Group BV
4.000% due 03/15/23 (Þ) 21
21
Open Text Corp. 1st Lien Term Loan B
3.984% due 05/30/25 (Ê) 123
124
Ortho-Clinical Diagnostics SA 1st Lien
Term Loan B
5.563% due 06/01/25 (Ê) 328
319
Park Aerospace Holdings, Ltd.
5.500% due 02/15/24 (Þ) 240
259
Perrigo Finance Unlimited Co.
3.500% due 12/15/21 200
199
3.900% due 12/15/24 200
199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 03/15/26 200
203
Petrobras Global Finance BV
5.750% due 02/01/29 21
23
Pretium Resources, Inc.
2.250% due 03/15/22 570
576
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560
636
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 275
296
8.625% due 12/29/49 (Ê)(ƒ) 200
213
7.648% due 12/31/49 (Ê)(ƒ) 30
40
Series B
2.938% due 08/29/49 (~)(Ê)(ƒ) 130
103
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160
164
Scorpio Tankers, Inc.
3.000% due 05/15/22 175
171
Severstal PJSC
5.900% due 10/17/22 210
226
SF Holding Investment, Ltd.
4.125% due 07/26/23 550
573
SFR Group SA
6.250% due 05/15/24 (Þ) 190
196
Ship Finance International, Ltd.
5.750% due 10/15/21 2,090
2,122
Silver Standard Resources, Inc.
2.875% due 02/01/33 1,249
1,297
SMBC Aviation Capital
4.125% due 07/15/23 (Þ) 250
261
Solvay Acetow Gmbh Term Loan
8.151% due 05/31/23 (Ê) 125
119
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (~)(Ê)(Þ) 250
238
Starfruit Finco BV 1st Lien Term Loan B
5.610% due 10/01/25 (Ê) 87
86
Stars Group Holdings BV Term Loan B
5.830% due 07/10/25 (~)(Ê) 223
224
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.834% due 01/15/30 (Ê)(Þ) 500
469
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200
234
Series REGS
7.250% due 04/15/36 150
176
Suzano Austria GmbH
Series REGS
5.000% due 01/15/30 200
205
7.000% due 03/16/47 200
232
Symphony CLO, Ltd.
Series 2019-20A Class E
8.612% due 01/16/32 (Ê)(Þ) 250
244
Syngenta Finance NV
4.441% due 04/24/23 (Þ) 425
444
Telecom Italia SpA
6.000% due 09/30/34 70
71
Tencent Holdings, Ltd.
3.975% due 04/11/29 (Þ) 200
211
Tilray , Inc.
5.000% due 10/01/23 (Þ) 1,680
1,335
Trader Corp. Term Loan B
5.241% due 09/28/23 (Ê) 234
234
Trinitas CLO X, Ltd.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-10A Class E
9.203% due 04/15/32 (Ê)(Þ) 300
287
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230
219
Vale Overseas, Ltd.
6.250% due 08/10/26 (Ñ) 420
473
Vodafone Group PLC
5.250% due 05/30/48 160
180
Want Want China Finance, Ltd.
2.875% due 04/27/22 540
541
Weibo Corp.
1.250% due 11/15/22 570
533
3.500% due 07/05/24 205
206
Westlake Chemical Corp.
1.625% due 07/17/29 121
138
Woodside Finance, Ltd.
3.700% due 03/15/28 (Þ) 116
118
4.500% due 03/04/29 (Þ) 315
337
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
9.038% due 01/20/32 (Ê)(Þ) 500
471
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.825% due 04/27/25 (~)(Ê) 125
124
50,890
Loan Agreements - 2.2%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.734% due 09/29/24 (Ê) 113
112
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.984% due 04/03/23 (Ê) 174
171
AgroFresh , Inc. Term Loan B
6.946% due 07/31/21(Ê) 342
325
7.008% due 07/31/21(Ê) 2
2
AGS LLC 1st Lien Term Loan B
5.734% due 02/15/24 (Ê) 78
78
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.734% due 08/15/24 (Ê) 146
138
Alvogen Group, Inc. 1st Lien Term
Loan B
6.980% due 04/02/22 (Ê) 336
305
American Airlines, Inc. 1st Lien Term
Loan B
4.061% due 06/27/25 (Ê) 189
185
American Airlines, Inc. Term Loan B
4.241% due 04/28/23 (Ê) 562
560
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.750% due 05/04/25 (Ê) 173
160
Anastasia Parent LLC 1st Lien Term
Loan B
5.984% due 08/10/25 (Ê) 397
320
AP Exhaust Acquisition LLC 1st Lien
Term Loan
7.528% due 05/10/24 (Ê) 349
297
AppLovin Corp. 1st Lien Term Loan B
5.734% due 08/15/25 (Ê) 398
398
Aramark Services, Inc. 1st Lien Term
Loan B3
4.080% due 03/11/25 (~)(Ê) 291
291
Aretec Group, Inc. 1st Lien Term Loan
6.484% due 10/01/25 (Ê) 199
194
Ascena Retail Group, Inc. Term Loan B
6.750% due 08/21/22 (Ê) 111
69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ascend Learning LLC Term Loan B
5.234% due 07/12/24 (Ê) 345
343
AssuredPartners , Inc. 1st Lien Term
Loan B
5.734% due 10/22/24 (Ê) 375
373
Avaya, Inc. Term Loan B
6.575% due 12/15/24 (Ê) 510
490
Avolon LLC 1st Lien Term Loan B3
4.022% due 01/15/25 (~)(Ê) 315
316
Bass Pro Group LLC 1st Lien Term
Loan B
7.234% due 09/25/24 (Ê) 423
400
Berry Global, Inc. Term Loan U
4.902% due 05/17/26 (Ê) 333
333
Blount International, Inc. 1st Lien Term
Loan B
5.946% due 04/12/23 (Ê) 126
126
Boxer Parent Co., Inc. 1st Lien Term
Loan B
6.580% due 10/02/25 (Ê) 746
717
Brave Parent Holdings, Inc. 1st Lien
Term Loan
6.256% due 04/17/25 (Ê) 174
172
Brickman Group, Ltd. 1st Lien Term
Loan B
4.650% due 08/10/25 (Ê) 58
58
4.813% due 08/10/25 (~)(Ê) 69
69
Brookfield WEC Holdings, Inc. Term
Loan
5.734% due 08/01/25 (~)(Ê) 299
299
C.H. Guenther & Son, Inc. Term Loan B
4.984% due 03/22/25 (Ê) 124
123
Cabot Microelectronics Corp. 1st Lien
Term Loan B
4.500% due 11/15/25 (Ê) 338
338
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
4.234% due 10/06/24 (Ê) 377
376
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.984% due 12/22/24 (~)(Ê) 521
516
Canyon Valor Cos., Inc. 1st Lien Term
Loan B
5.080% due 06/16/23 (Ê) 119
119
Carestream Health, Inc. Term Loan
7.984% due 02/28/21 (Ê) 175
168
CBS Radio, Inc. 1st Lien Term Loan B
4.991% due 03/02/24 (Ê) 180
180
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.734% due 03/01/24 (~)(Ê) 408
407
Charter Communications Operating LLC
1st Lien Term Loan B
4.330% due 04/30/25 (~)(Ê) 124
124
CityCenter Holdings LLC Term Loan B
4.484% due 04/18/24 (~)(Ê) 124
125
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
4.484% due 08/11/24 (Ê) 328
327
Commercial Barge Line Co. 1st Lien
Term Loan
10.984% due 11/12/20 (Ê) 394
255
Constellis Holdings LLC 1st Lien Term
Loan
7.256% due 04/18/24 (Ê) 250
187
Constellis Holdings LLC 2nd Lien Term
Loan
11.256% due 04/21/25 (Ê) 189
126

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cortes NP Acquisition Corp. Term Loan
B
6.330% due 11/30/23 (Ê) 446
424
Crown Finance, Inc. 1st Lien Term
Loan B
4.484% due 02/28/25 (Ê) 429
427
CSC Holdings LLC 1st Lien Term Loan
4.575% due 07/17/25 (Ê) 237
236
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
6.484% due 12/01/21 (Ê) 122
103
CWGS Group LLC Term Loan
5.152% due 11/08/23 (~)(Ê) 108
101
Delek US Holdings, Inc. 1st Lien Term
Loan B
4.580% due 03/30/25 (Ê) 247
247
Dell International LLC 1st Lien Term
Loan
4.240% due 09/07/23 (~)(Ê) 1,018
1,021
Digicert Holdings, Inc. 1st Lien Term
Loan
6.234% due 10/31/24 (~)(Ê) 496
496
Digicert Holdings, Inc. 2nd Lien Term
Loan
10.234% due 10/31/25 (Ê) 100
100
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
5.330% due 06/01/24 (Ê) 124
120
Dynacast International LLC 1st Lien
Term Loan B
5.580% due 01/28/22 (Ê) 173
170
Dynatrace LLC 1st Lien Term Loan
4.984% due 08/23/25 (Ê) 152
152
EagleView Technology Corp. 1st Lien
Term Loan B1
5.769% due 07/31/25 (Ê) 249
238
ECI Macola /Max Holding LLC 1st Lien
Term Loan B
6.580% due 09/27/24 (Ê) 501
499
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
10.330% due 09/29/25 (Ê) 128
125
EnergySolutions LLC 1st Lien Term
Loan B
6.080% due 05/11/25 (Ê) 248
238
Ensemble RCM LLC Term Loan
0.000% due 07/22/26 (~)(Ê)(v) 500
500
Entegris , Inc. Term Loan B
4.234% due 11/01/25 (Ê) 174
174
Envision Healthcare Corp. 1st Lien Term
Loan B
5.984% due 10/11/25 (~)(Ê) 313
269
Everi Payments, Inc. 1st Lien Term Loan
Series 91D
5.234% due 05/09/24 (Ê) 245
245
EVO Payments International LLC 1st
Lien Term Loan B
5.490% due 12/22/23 (Ê) 99
99
EW Scripps Co. (The) Term Loan B
4.984% due 05/01/26 (Ê) 162
162
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.734% due 07/03/24 (~)(Ê) 750
750
Fort Dearborn Company 1st Lien Term
Loan
6.313% due 10/19/23 (Ê) 206
199
6.380% due 10/19/23 (Ê) 6
6
Getty Images, Inc. 1st Lien Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 02/19/26 (Ê) 310
309
GHX Ultimate Parent Corp. 1st Lien
Term Loan
5.580% due 06/30/24 (Ê) 250
246
Global Payments, Inc. 1st Lien Term
Loan B3
3.984% due 04/22/23 (Ê) 123
123
Gray Television, Inc. 1st Lien Term
Loan C
4.832% due 11/02/25 (Ê) 174
174
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
4.599% due 01/31/25 (Ê) 496
497
Gruden Holdings, Inc. 1st Lien Term
Loan
7.830% due 08/18/22 (Ê) 498
495
GTT Communications, Inc. 1st Lien
Term Loan B
4.980% due 05/31/25 (Ê) 625
547
H.B. Fuller Co. 1st Lien Term Loan B
4.272% due 10/20/24 (Ê) 325
323
HCA, Inc. Term Loan B10
4.330% due 03/07/25 (Ê) 220
220
Heartland Dental LLC 1st Lien Term
Loan
3.750% due 04/30/25 (Ê)(
ƕ)
3
3
5.984% due 04/30/25 (Ê) 121
116
HGIM Corp. 1st Lien Term Loan
8.743% due 07/02/23 (Ê) 217
205
HS Purchaser LLC 1st Lien Term Loan
6.080% due 03/29/25 (Ê) 83
82
Hyland Software, Inc. 1st Lien Term
Loan
5.484% due 07/01/24 (Ê) 125
125
Hyland Software, Inc. 2nd Lien Term
Loan
9.234% due 05/23/25 (Ê) 500
501
INEOS US Finance LLC 1st Lien Term
Loan B
4.258% due 03/31/24 (Ê) 377
371
Information Resources, Inc. 1st Lien
Term Loan
7.022% due 12/03/25 (~)(Ê) 174
168
Inovalon Holdings, Inc. Term Loan B
5.875% due 04/02/25 (Ê) 495
495
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.234% due 06/29/24 (~)(Ê) 502
502
Jason, Inc. 1st Lien Term Loan
6.830% due 06/30/21 (Ê) 174
157
Kestra Financial, Inc. Term Loan
6.780% due 04/29/26 (~)(Ê) 175
174
LifeScan Global Corp. 1st Lien Term
Loan
8.660% due 10/02/24 (Ê) 181
172
Limetree Bay Terminals LLC Term Loan
B
6.234% due 02/10/24 (Ê) 50
48
Lions Gate Capital Holdings LLC 1st
Lien Term Loan B
4.484% due 03/24/25 (Ê) 221
220
Lower Cadence Holdings LLC Term
Loan B
6.269% due 05/10/26 (Ê) 233
233
MCC Iowa LLC 1st Lien Term Loan M
4.350% due 01/15/25 (Ê) 249
250
Messer Industries USA, Inc. 1st Lien
Term Loan B

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.830% due 10/02/25 (Ê) 349
347
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.740% due 07/03/25 (Ê) 124
123
MGM Growth Properties LLC 1st Lien
Term Loan B
4.234% due 04/25/23 (~)(Ê) 621
621
MH Sub I, LLC 1st Lien Term Loan
5.984% due 09/15/24 (Ê) 251
249
Midas Intermediate Holdco II, LLC Term
Loan B
5.080% due 08/18/21 (Ê) 175
171
Midwest Physician Administrative
Services, LLC 1st Lien Term Loan
4.984% due 08/15/24 (Ê) 423
412
Midwest Physician Administrative
Services, LLC 2nd Lien Term Loan
9.234% due 08/11/25 (Ê) 122
119
Mitchell International, Inc. 1st Lien
Term Loan B
5.484% due 12/01/24 (Ê) 173
164
Mitchell International, Inc. 2nd Lien
Term Loan
9.484% due 11/20/25 (Ê) 233
219
MLN US Holdco LLC 1st Lien Term
Loan
6.734% due 07/13/25 (Ê) 246
239
NAI Entertainment Holdings LLC 1st
Lien Term Loan B
4.740% due 04/23/25 (Ê) 248
248
NASCAR Holdings, Inc. Term Loan B
0.000% due 07/26/26 (~)(Ê)(v) 126
127
Navistar, Inc. 1st Lien Term Loan B
5.830% due 11/06/24 (Ê) 246
247
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
0.000% due 06/20/26 (~)(Ê)(v) 450
450
NN, Inc. 1st Lien Term Loan B
5.984% due 10/19/22 (Ê) 124
122
NN, Inc. 2nd Lien Term Loan
5.484% due 04/03/21 (Ê) 279
274
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.830% due 11/27/20 (Ê) 342
319
NPC International, Inc. 1st Lien Term
Loan
5.734% due 04/20/24 (Ê) 221
177
5.819% due 04/20/24 (Ê) 154
123
On Assignment, Inc. 1st Lien Term Loan
B4
4.234% due 02/21/25 (~)(Ê) 239
239
Optiv , Inc. 1st Lien Term Loan
5.484% due 02/01/24 (Ê) 121
110
Panther BF Aggregator LP Term Loan B
5.734% due 04/30/26 (Ê) 107
107
PCI Gaming Authority Term Loan
5.234% due 05/31/26 (Ê) 324
326
Penn National Gaming, Inc. 1st Lien
Term Loan B1
4.484% due 10/15/25 (Ê) 174
174
Plantronics, Inc.1st Lien Term Loan
4.734% due 07/02/25 (Ê) 115
115
Polar US Borrower LLC 1st Lien Term
Loan
7.063% due 10/16/25 (Ê) 170
166
7.080% due 10/16/25 (Ê) 4
4
Post Holdings, Inc. Incremental Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.270% due 05/24/24 (~)(Ê) 327
327
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
7.750% due 04/13/25 (Ê) 114
114
Procera Networks, Inc. 1st Lien Term
Loan
6.734% due 11/02/25 (Ê) 151
149
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B
5.810% due 04/26/24 (Ê) 174
171
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.506% due 05/18/25 (Ê) 372
366
Quintiles IMS, Inc. 1st Lien Term Loan
B2
4.330% due 01/18/25 (Ê) 251
251
Rackspace Hosting, Inc. 1st Lien Term
Loan
5.576% due 11/03/23 (Ê) 2,264
2,096
Radiate Holdco LLC 1st Lien Term
Loan B
5.234% due 02/01/24 (Ê) 123
122
Radio One, Inc. 1st Lien Term Loan B
6.240% due 04/05/23 (~)(Ê) 399
382
Red Ventures LLC 1st Lien Term Loan
B1
5.234% due 11/08/24 (Ê) 560
562
Refinitiv US Holdings, Inc. 1st Lien
Term Loan B
5.984% due 10/01/25 (Ê) 348
348
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.769% due 11/16/25 (~)(Ê) 466
469
Research Now Group, Inc. 1st Lien Term
Loan
8.083% due 12/20/24 (Ê) 174
174
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.984% due 02/05/23 (~)(Ê) 225
224
RHP Hotel Properties, LP Term Loan B
4.330% due 05/11/24 (Ê) 212
212
Rocket Software, Inc. Term Loan
6.484% due 11/28/25 (Ê) 175
171
RPI Finance Trust Term Loan B
4.234% due 03/27/23 (~)(Ê) 122
122
Sally Holdings LLC 1st Lien Term Loan
B1
4.490% due 07/05/24 (Ê) 293
287
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.984% due 08/14/24 (~)(Ê) 501
498
Seadrill Operating, LP Term Loan B
8.330% due 02/21/21 (Ê) 372
243
Serta Simmons Bedding LLC 1st Lien
Term Loan
5.814% due 11/08/23 (Ê) 77
52
5.879% due 11/08/23 (Ê) 270
184
Serta Simmons Bedding LLC 2nd Lien
Term Loan
10.314% due 11/08/24 (Ê) 175
79
Sesac Holdco II LLC 1st Lien Term Loan
5.234% due 02/13/24 (Ê) 187
183
Sesac Holdco II LLC 2nd Lien Term
Loan
9.484% due 02/24/25 (Ê) 125
124
Shutterfly , Inc. Term Loan B
4.740% due 08/17/24 (Ê) 94
94

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sinclair Television Group, Inc. 2019
Term Loan B
0.000% due 07/17/26 (Ê)(v) 429
429
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
6.020% due 05/16/25 (Ê) 331
304
SonicWALL US Holdings, Inc. 2nd Lien
Term Loan
10.020% due 05/18/26 (Ê) 100
89
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.750% due 08/04/21 (Ê) 60
45
Southwire Co. LLC 1st Lien Term Loan B
4.234% due 05/15/25 (Ê) 140
140
Sprint Corp. Term Loan B
5.250% due 02/03/24 (Ê) 415
414
Station Casinos LLC 1st Lien Term
Loan B
4.740% due 06/08/23 (Ê) 251
252
STATS LLC Term Loan
7.619% due 05/17/26 (Ê) 153
151
Steak n Shake Operations, Inc. Term
Loan
5.990% due 03/19/21 (Ê) 296
216
SuperMoose Borrower LLC 1st Lien
Term Loan
5.984% due 08/15/25 (Ê) 166
163
Tempo Acquisition LLC Term Loan B
5.234% due 05/01/24 (Ê) 250
250
TKC Holdings, Inc. 1st Lien Term Loan
5.990% due 02/01/23 (~)(Ê) 247
242
TMS International Corp. 1st Lien Term
Loan B2
4.984% due 08/14/24 (Ê) 86
86
5.006% due 08/14/24 (Ê) 144
143
TransDigm Group, Inc. Term Loan
5.984% due 06/09/23 (Ê) 249
248
TruGreen Limited Partnership Term
Loan B
6.075% due 03/15/26 (Ê) 125
125
Twin River Worldwide Holdings, Inc.
Term Loan B
4.984% due 05/02/26 (Ê) 175
175
U.S. Silica Co., Inc. 1st Lien Term Loan
B
6.250% due 05/01/25 (Ê) 173
166
Uber Technologies, Inc. 1st Lien Term
Loan
6.325% due 03/22/25 (Ê) 139
139
United Airlines, Inc. Term Loan B
3.984% due 04/01/24 (Ê) 250
249
United Natural Foods, Inc. Term Loan
6.484% due 10/22/25 (Ê) 348
293
Univar USA, Inc Term Loan B3
4.484% due 07/01/24 (Ê) 206
206
USI, Inc. Term Loan B
5.330% due 05/16/24 (Ê) 451
444
Varsity Brands Holding Co., Inc. 1st Lien
Term Loan
5.734% due 12/15/24 (Ê) 88
86
VeriFone Systems, Inc. 1st Lien Term
Loan
6.520% due 08/20/25 (Ê) 159
154
Verscend Holding Corp. 1st Lien Term
Loan B
6.734% due 08/27/25 (Ê) 478
480
Vertafore , Inc. 1st Lien Term Loan B
5.484% due 07/02/25 (Ê) 249
244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.825% due 01/15/26 (~)(Ê) 125
125
W3 TopCo LLC 1st Lien Term Loan
8.241% due 03/08/22 (Ê) 317
315
8.330% due 03/08/22 (Ê) 2
2
Walker & Dunlop, Inc. 1st Lien Term
Loan B1
4.484% due 11/07/25 (Ê) 174
174
Web.com Group, Inc. 1st Lien Term
Loan B
6.075% due 10/11/25 (Ê) 341
339
Weight Watchers International, Inc. 1st
Lien Term Loan B
7.070% due 11/29/24 (Ê) 136
135
7.160% due 11/29/24 (Ê) 51
51
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.990% due 05/29/25 (Ê) 119
115
45,714
Mortgage-Backed Securities - 17.5%
Fannie Mae
4.500% due 2049 96
102
5.000% due 2049 118
126
30 Year TBA(Ï)
3.000% 50,000
50,442
3.500% 47,000
48,126
4.000% 71,000
73,466
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê) 2,082
384
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 3,648
706
Series 2011-53 Class ST
Interest Only STRIP
3.856% due 06/25/41 (Ê) 11,703
2,106
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê) 3,280
470
Series 2011-134 Class SP
Interest Only STRIP
4.040% due 02/25/41 (Ê) 5,158
549
Series 2012-19 Class S
Interest Only STRIP
3.684% due 03/25/42 (Ê) 7,979
1,379
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 2,634
224
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 1,013
97
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê) 3,205
538
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê) 2,087
409
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 6,166
559
Series 2012-4016 Class SC
Interest Only STRIP
4.603% due 03/15/42 (Ê) 2,053
345

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-7 Class SA
Interest Only STRIP
4.636% due 02/25/43 (Ê) 7,797
1,681
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,523
74
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 835
44
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 798
38
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 1,280
128
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê) 656
37
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 2,710
638
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 1,056
81
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 4,768
991
Series 2013-107 Class SB
Interest Only STRIP
4.713% due 02/25/43 (Ê) 4,086
732
Series 2014-35 Class CS
Interest Only STRIP
4.190% due 06/25/44 (Ê) 5,363
882
Series 2014-87 Class MS
Interest Only STRIP
3.969% due 01/25/45 (Ê) 7,298
1,186
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,400
254
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê) 3,486
570
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 3,366
754
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 9,048
810
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 9,267
1,606
Series 2016-8 Class SA
Interest Only STRIP
3.646% due 03/25/46 (Ê) 8,317
1,374
Series 2016-50 Class SM
Interest Only STRIP
4.203% due 08/25/46 (Ê) 5,184
726
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 9,471
1,419
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê) 6,260
965
Series 2016-83 Class BS
Interest Only STRIP
4.203% due 11/25/46 (Ê) 7,594
1,300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40 1,991
282
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 360
41
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 2,509
342
Series 2017-8 Class SB
Interest Only STRIP
4.203% due 02/25/47 (Ê) 7,216
1,255
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,076
143
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,327
146
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 2,048
365
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 4,455
593
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 5,729
757
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê) 3,274
505
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 2,161
292
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 6,065
1,149
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,659
279
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 2,252
280
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 6,486
1,404
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 2,752
499
Series 2018-36 Class SD
Interest Only STRIP
4.373% due 06/25/48 (Ê) 8,535
1,411
Series 2018-47 Class SA
Interest Only STRIP
4.210% due 07/25/48 (Ê) 3,897
639
Series 2018-58 Class IO
Interest Only STRIP
5.500% due 08/25/48 8,973
1,817
Series 2018-62 Class SB
Interest Only STRIP
4.130% due 09/25/48 (Ê) 7,939
1,469
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê) 14,814
2,128
Series 2018-86 Class US
Interest Only STRIP
3.694% due 12/25/48 (Ê) 8,858
1,264

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê) 5,875
977
Series 2018-95 Class SL
Interest Only STRIP
3.710% due 01/25/49 (Ê) 5,432
840
Series 2019-5 Class SA
Interest Only STRIP
3.834% due 03/25/49 (Ê) 6,444
1,169
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 3,948
480
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 4,652
690
Series 2019-21 Class SB
Interest Only STRIP
3.784% due 05/25/49 (Ê) 5,763
872
Series 2019-28 Class S
Interest Only STRIP
3.646% due 06/25/49 (Ê) 4,620
755
Series 2019-32 Class SD
Interest Only STRIP
3.784% due 06/25/49 (Ê) 7,536
1,221
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê) 4,070
717
Series 2019-45 Class SD
Interest Only STRIP
3.779% due 08/25/49 (Ê)(Š) 4,286
761
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 571
102
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 458
78
Freddie Mac
5.000% due 2049 39
42
Freddie Mac REMICS
Series 2007-3346 Class SC
Interest Only STRIP
4.392% due 10/15/33 (Ê) 10,465
1,737
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 5,620
888
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 439
31
Series 2010-3747 Class SA
Interest Only STRIP
5.511% due 10/15/40 (Ê) 932
148
Series 2011-3919 Class SA
Interest Only STRIP
4.941% due 09/15/41 (Ê) 4,314
706
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 1,115
110
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (Ê) 1,048
190
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê) 567
65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê) 1,274
193
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 1,384
153
Series 2012-4033 Class SC
Interest Only STRIP
5.316% due 10/15/36 (Ê) 674
49
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê) 1,476
216
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 2,461
129
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 6,449
880
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê) 3,712
528
Series 2013-4267 Class CS
Interest Only STRIP
4.816% due 05/15/39 (Ê) 606
31
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 1,483
163
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 3,087
470
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 3,748
781
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 2,580
149
Series 2015-4530 Class TI
Interest Only STRIP
4.000% due 11/15/45 948
132
Series 2016-4560 Class IO
Interest Only STRIP
5.802% due 05/15/39 (~)(Ê) 1,871
366
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 1,021
129
Series 2016-4596 Class CS
Interest Only STRIP
3.794% due 06/15/46 (Ê) 6,135
897
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 979
154
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 6,133
760
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,463
117
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,496
174
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 1,662
102
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 2,964
121

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4678 Class MS
Interest Only STRIP
5.107% due 04/15/47 (Ê) 1,285
261
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 1,134
104
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 4,262
520
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 772
113
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê) 2,395
411
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 6,680
841
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,521
271
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 9,619
1,254
Series 2019-4907 Class AS
Interest Only STRIP
3.734% due 09/25/48 (Ê) 16,577
2,823
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 771
174
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê) 4,631
754
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê) 2,086
76
Ginnie Mae II
5.000% due 2049 885
936
5.500% due 2049 112
119
30 Year TBA(Ï)
4.500% 2,000
2,082
5.000% 38 0
410
Ginnie Mae REMICS
Interest Only STRIP
3.784% due 08/16/34 (Š) 390
60
Class AI
Interest Only STRIP
3.500% due 01/20/39 4,389
161
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 3,694
715
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 2,122
374
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 7,146
1,299
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 6,642
1,182
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê) 1,915
128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-167 Class SG
Interest Only STRIP
5.237% due 08/16/38 (Ê) 2,715
96
Series 2010-H19 Class BI
Interest Only STRIP
1.460% due 08/20/60 (~)(Ê) 3,183
175
Series 2010-H22 Class CI
Interest Only STRIP
2.365% due 10/20/60 (~)(Ê) 2,882
141
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê) 2,067
128
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,534
799
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 1,280
109
Series 2011-156 Class SK
Interest Only STRIP
6.068% due 04/20/38 (Ê) 2,198
437
Series 2011-H15 Class AI
Interest Only STRIP
1.570% due 06/20/61 (~)(Ê) 686
34
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 3,504
614
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 1,039
199
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 4,014
645
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,707
297
Series 2012-H06 Class AI
Interest Only STRIP
1.361% due 01/20/62 (~)(Ê) 7,880
326
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê) 9,926
341
Series 2012-H10 Class SI
Interest Only STRIP
1.417% due 12/20/61 (~)(Ê) 5,552
367
Series 2012-H18 Class NI
Interest Only STRIP
1.489% due 08/20/62 (~)(Ê) 24,691
915
Series 2012-H23 Class WI
Interest Only STRIP
1.568% due 10/20/62 (~)(Ê) 3,560
152
Series 2012-H31 Class DI
Interest Only STRIP
2.059% due 12/20/62 (~)(Ê) 16,440
1,199
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,228
87
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 4,125
765
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 1,302
167
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 1,273
152

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 6,829
1,137
Series 2013-152 Class SG
Interest Only STRIP
3.849% due 06/20/43 (Ê) 7,115
1,265
Series 2013-H08 Class BI
Interest Only STRIP
1.715% due 03/20/63 (~)(Ê) 10,554
615
Series 2013-H14 Class XI
Interest Only STRIP
1.650% due 03/20/63 (~)(Ê) 1,947
88
Series 2014-41 Class SA
Interest Only STRIP
3.935% due 03/20/44 (Ê) 11,489
1,959
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê) 332
49
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 1,472
100
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,376
188
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,672
338
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 3,395
194
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 5,138
1,116
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 5,379
637
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê) 5,554
232
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê) 7,631
356
Series 2014-H18 Class CI
Interest Only STRIP
1.549% due 09/20/64 (~)(Ê) 4,811
392
Series 2014-H22 Class DI
Interest Only STRIP
1.374% due 11/20/64 (~)(Ê) 2,925
237
Series 2014-H24 Class BI
Interest Only STRIP
1.631% due 11/20/64 (~)(Ê) 13,701
1,132
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê) 2,136
156
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 3,744
592
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 1,407
113
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 3,212
316
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 2,842
557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 1,325
184
Series 2015-111 Class IJ
Interest Only STRIP
3.500% due 08/20/45 9,478
1,035
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 2,646
278
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 1,903
123
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 1,431
169
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 2,444
270
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 3,594
313
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 945
193
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 5,097
1,059
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 2,445
399
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê) 1,162
92
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê) 595
44
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê) 1,513
131
Series 2015-H13 Class AI
Interest Only STRIP
2.194% due 06/20/65 (~)(Ê) 2,707
223
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê) 1,081
104
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê) 2,804
178
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê) 667
65
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê) 1,915
82
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê) 1,404
105
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê) 815
72
Series 2015-H29 Class HI
Interest Only STRIP
2.094% due 09/20/65 (~)(Ê) 688
53
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 358
65

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 480
53
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 1,804
363
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 5,873
751
Series 2016-77 Class SC
Interest Only STRIP
5.574% due 10/20/45 (Ê) 1,183
218
Series 2016-77 Class SL
Interest Only STRIP
5.157% due 03/20/43 (Ê) 1,355
143
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 2,492
265
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 4,750
481
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,733
117
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 620
113
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê) 438
4
Series 2016-H01 Class AI
Interest Only STRIP
1.701% due 01/20/66 (~)(Ê) 17,502
1,385
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê) 1,072
82
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~)(Ê) 2,276
205
Series 2016-H08 Class AI
Interest Only STRIP
1.850% due 08/20/65 (~)(Ê) 6,343
489
Series 2016-H13 Class EI
Interest Only STRIP
2.030% due 04/20/66 (~)(Ê) 10,248
1,191
Series 2016-H13 Class MI
Interest Only STRIP
1.701% due 06/20/66 (~)(Ê) 7,236
247
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê) 25,168
2,925
Series 2016-H20 Class NI
Interest Only STRIP
2.317% due 09/20/66 (~)(Ê) 16,461
1,659
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 12,669
1,411
Series 2016-H22 Class AI
Interest Only STRIP
2.463% due 10/20/66 (~)(Ê) 7,563
781
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê) 6,375
538
Series 2016-H24 Class AI
Interest Only STRIP
2.351% due 11/20/66 (~)(Ê) 7,932
923
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class DI
Interest Only STRIP
2.209% due 11/20/66 (~)(Ê) 2,724
304
Series 2016-H24 Class KI
Interest Only STRIP
2.515% due 11/20/66 (~)(Ê) 1,833
236
Series 2016-H25 Class GI
Interest Only STRIP
1.511% due 11/20/66 (~)(Ê) 4,867
227
Series 2016-H27 Class BI
Interest Only STRIP
2.344% due 12/20/66 (~)(Ê) 11,728
1,358
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 5,441
269
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,250
77
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 2,568
333
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 4,425
966
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,914
368
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 4,319
801
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 623
70
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 2,602
525
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 1,155
178
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 6,634
644
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 672
79
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 3,466
729
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 444
57
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 2,379
330
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 5,344
1,383
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 6,978
591
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 2,724
633
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 3,726
500

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 546
81
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 585
98
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 1,996
107
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,465
156
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 4,157
410
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 5,515
431
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 4,025
804
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 1,003
106
Series 2017-174 Class IA
Interest Only STRIP
3.500% due 08/20/45 2,598
153
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 698
138
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê) 12,391
1,149
Series 2017-H02 Class BI
Interest Only STRIP
2.301% due 01/20/67 (~)(Ê) 659
82
Series 2017-H02 Class HI
Interest Only STRIP
2.153% due 01/20/67 (~)(Ê) 17,636
2,131
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê) 9,256
1,059
Series 2017-H03 Class CI
Interest Only STRIP
2.490% due 12/20/66 (~)(Ê) 20,338
2,490
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê) 2,589
321
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê) 1,894
273
Series 2017-H04 Class AI
Interest Only STRIP
2.370% due 02/20/67 (~)(Ê) 11,796
1,346
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê) 7,111
965
Series 2017-H05 Class AI
Interest Only STRIP
2.525% due 01/20/67 (~)(Ê) 9,801
1,152
Series 2017-H05 Class CI
Interest Only STRIP
2.495% due 02/20/67 (~)(Ê) 2,745
342
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê) 6,259
747
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H06 Class DI
Interest Only STRIP
1.755% due 02/20/67 (~)(Ê) 5,496
454
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê) 4,814
328
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê) 2,551
432
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê) 1,044
137
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê) 6,608
778
Series 2017-H09 Class DI
Interest Only STRIP
1.695% due 03/20/67 (~)(Ê) 5,582
500
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê) 5,278
543
Series 2017-H11 Class DI
Interest Only STRIP
1.848% due 05/20/67 (~)(Ê) 995
111
Series 2017-H13 Class QI
Interest Only STRIP
2.094% due 06/20/67 (~)(Ê) 12,324
1,356
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê) 458
64
Series 2017-H14 Class LI
Interest Only STRIP
2.354% due 06/20/67 (~)(Ê) 4,733
543
Series 2017-H15 Class CI
Interest Only STRIP
1.637% due 06/20/67 (~)(Ê) 6,233
422
Series 2017-H16 Class EI
Interest Only STRIP
1.637% due 08/20/67 (~)(Ê) 9,676
995
Series 2017-H16 Class FI
Interest Only STRIP
2.290% due 08/20/67 (~)(Ê) 13,078
1,379
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê) 720
72
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê) 3,033
299
Series 2017-H18 Class CI
Interest Only STRIP
2.203% due 09/20/67 (~)(Ê) 561
82
Series 2017-H18 Class FI
Interest Only STRIP
2.182% due 09/20/67 (~)(Ê) 12,907
1,937
Series 2017-H18 Class IO
Interest Only STRIP
2.436% due 08/20/67 (~)(Ê) 7,363
784
Series 2017-H19 Class MI
Interest Only STRIP
2.007% due 04/20/67 (~)(Ê) 8,781
943
Series 2017-H20 Class AI
Interest Only STRIP
2.121% due 10/20/67 (~)(Ê) 8,687
1,187
Series 2017-H20 Class DI
Interest Only STRIP
2.119% due 10/20/67 (~)(Ê) 5,794
834

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H20 Class HI
Interest Only STRIP
2.067% due 10/20/67 (~)(Ê) 3,386
449
Series 2017-H21 Class DI
Interest Only STRIP
1.629% due 10/20/67 (~)(Ê) 20,497
1,790
Series 2017-H22 Class DI
Interest Only STRIP
2.084% due 11/20/67 (~)(Ê) 7,766
1,072
Series 2017-H22 Class EI
Interest Only STRIP
2.220% due 10/20/67 (~)(Ê) 4,451
521
Series 2017-H22 Class GI
Interest Only STRIP
2.032% due 10/20/67 (~)(Ê) 8,278
1,143
Series 2017-H22 Class KI
Interest Only STRIP
2.042% due 11/20/67 (~)(Ê) 2,977
404
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê) 14,718
995
Series 2017-H25 Class IO
Interest Only STRIP
1.816% due 11/20/67 (~)(Ê) 4,214
468
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê) 18,216
1,046
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 4,413
852
Series 2018-33 Class IO
Interest Only STRIP
4.000% due 02/20/48 3,126
552
Series 2018-67 Class SC
Interest Only STRIP
4.293% due 05/20/48 (Ê) 3,379
529
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 3,201
577
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê) 5,055
800
Series 2018-100 Class S
Interest Only STRIP
4.115% due 07/20/48 (Ê) 11,005
1,622
Series 2018-104 Class SD
Interest Only STRIP
4.120% due 08/20/48 (Ê) 8,823
1,327
Series 2018-105 Class SG
Interest Only STRIP
4.150% due 08/20/48 (Ê) 3,897
568
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê) 11,994
1,870
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 5,904
445
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,435
237
Series 2018-127 Class IC
Interest Only STRIP
5.000% due 10/20/44 890
173
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 9,507
1,107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê) 5,052
662
Series 2018-H01 Class CI
Interest Only STRIP
1.652% due 01/20/68 (~)(Ê) 4,001
384
Series 2018-H01 Class KI
Interest Only STRIP
1.711% due 01/20/68 (~)(Ê) 7,757
719
Series 2018-H01 Class XI
Interest Only STRIP
2.076% due 01/20/68 (~)(Ê) 5,910
915
Series 2018-H02 Class AI
Interest Only STRIP
1.810% due 01/20/68 (~)(Ê) 3,941
544
Series 2018-H02 Class KI
Interest Only STRIP
1.764% due 02/20/68 (~)(Ê) 7,149
613
Series 2018-H03 Class XI
Interest Only STRIP
2.028% due 02/20/68 (~)(Ê) 4,618
626
Series 2018-H04 Class GI
Interest Only STRIP
1.778% due 02/20/68 (~)(Ê) 6,370
450
Series 2018-H04 Class IO
Interest Only STRIP
1.731% due 02/20/68 (~)(Ê) 2,889
400
Series 2018-H05 Class ID
Interest Only STRIP
1.865% due 03/20/68 (~)(Ê) 3,163
457
Series 2018-H05 Class IE
Interest Only STRIP
1.906% due 02/20/68 (~)(Ê) 6,089
888
Series 2018-H06 Class HI
Interest Only STRIP
1.623% due 04/20/68 (~)(Ê) 4,098
308
Series 2018-H06 Class KI
Interest Only STRIP
1.453% due 04/20/68 (~)(Ê) 3,600
472
Series 2018-H08 Class AI
Interest Only STRIP
1.725% due 03/20/68 (~)(Ê) 20,393
1,010
Series 2018-H08 Class FI
Interest Only STRIP
1.478% due 06/20/68 (~)(Ê) 10,497
1,086
Series 2018-H08 Class IO
Interest Only STRIP
1.822% due 06/20/68 (~)(Ê) 15,476
1,224
Series 2018-H09 Class EI
Interest Only STRIP
1.680% due 06/20/68 (~)(Ê) 11,189
1,472
Series 2018-H11 Class BI
Interest Only STRIP
1.560% due 06/20/68 (~)(Ê) 6,398
778
Series 2018-H11 Class CI
Interest Only STRIP
1.656% due 07/20/68 (~)(Ê) 13,230
1,724
Series 2018-H13 Class DI
Interest Only STRIP
1.680% due 08/20/68 (~)(Ê) 5,927
741
Series 2018-H13 Class IA
Interest Only STRIP
1.680% due 08/20/68 (~)(Ê) 4,957
614
Series 2018-H13 Class NI
Interest Only STRIP
2.160% due 08/20/68 (~)(Ê) 12,309
1,431

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-6 Class SM
Interest Only STRIP
3.667% due 01/20/49 (Ê) 5,738
671
Series 2019-78 Class SJ
Interest Only STRIP
3.779% due 06/20/49 (Ê) 634
90
Series 2019-78 Class SM
Interest Only STRIP
3.670% due 06/20/49 (Ê) 5,757
841
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 236
189
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ) 818
753
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ) 338
305
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ) 563
508
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 220
175
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.248% due 06/15/44 (~)(Ê)(Þ) 78
78
366,268
Non-US Bonds - 3.3%
ABN AMRO Bank NV
4.750% due 12/31/99 (Ê)(ƒ) EUR 400
459
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 500
559
Akelius Residential Property AB
1.750% due 02/07/25 EUR 290
339
Anglo American Capital PLC
3.375% due 03/11/29 GBP 500
641
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 640
787
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 16,164
260
Aroundtown SA
3.000% due 10/16/29 GBP 140
171
Banca Monte dei Paschi di Siena SpA
10.500% due 07/23/29 EUR 100
102
Bank of Ireland
7.375% due 12/29/49 (~)(Ê)(ƒ) EUR 200
231
Bankia SA
6.000% due 12/31/99 (~)(Ê)(ƒ) EUR 200
226
BAWAG Group AG
5.000% due 12/31/99 (~)(Ê)(ƒ) EUR 200
223
Becton, Dickinson and Co.
1.208% due 06/04/26 EUR 140
161
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (Ê) GBP 660
912
BPPE Holdings Sarl
2.200% due 07/24/25 EUR 435
518
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 560
157
10.000% due 01/01/25 BRL 6,693
2,012
10.000% due 01/01/27 BRL 5,296
1,624
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Buoni Poliennali Del Tesoro Bonds
2.800% due 03/01/67 (Þ) EUR 160
177
Caixa Geral de Depositos SA
10.750% due 12/31/99 (~)(Ê)(ƒ) EUR 200
257
Cemex SAB de CV
Series REGS
3.125% due 03/19/26 EUR 400
461
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,545,000
2,471
Series 30YR
6.000% due 01/01/43 CLP 290,000
599
Colombian Titulos de Tesoreria
Series B
7.000% due 05/04/22 COP 7,772,700
2,502
10.000% due 07/24/24 COP 4,744,100
1,748
7.750% due 09/18/30 COP 6,123,700
2,130
CPI Property Group SA
4.375% due 05/09/52 (Ê)(ƒ) EUR 210
233
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 600
720
Czech Republic Government Bond
Series 94
0.950% due 05/15/30 CZK 28,030
1,157
Series 97
0.450% due 10/25/23 CZK 54,820
2,288
DBS Group Holdings, Ltd.
Series GMTN
1.500% due 04/11/28 (~)(Ê) EUR 215
244
Electricite de France SA
6.000% due 01/29/26 (~)(Ê)(ƒ) GBP 500
663
EnBW Energie Baden-Wuerttemberg AG
1.625% due 08/05/79 (Ê) EUR 100
110
Faurecia
3.125% due 06/15/26 EUR 100
117
Galp Energia SGPS SA
1.000% due 02/15/23 EUR 300
339
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 200
261
Global Switch Holdings, Ltd.
2.250% due 05/31/27 EUR 365
443
Governor and Co. of the Bank of Ireland
7.375% due 12/29/49 (~)(Ê) EUR 200
231
Groupama SA
6.375% due 05/28/28 (~)(Ê)(ƒ) EUR 300
391
Heathrow Funding, Ltd.
6.750% due 12/03/26 GBP 300
493
Heimstaden Bostad AB
2.125% due 09/05/23 EUR 295
344
HT1 Funding GmbH
1.819% due 07/29/49 (~)(Ê)(ƒ) EUR 150
160
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 44,421,000
3,378
Series FR72
8.250% due 05/15/36 IDR 42,987,000
3,214
KBC Groep NV
4.250% due 12/31/99 (Ê)(ƒ) EUR 200
218
LKQ European Holdings BV
Series REGS
3.625% due 04/01/26 EUR 172
200
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 55,958
2,925
Series M
5.750% due 03/05/26 MXN 57,400
2,741

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 05/29/31 MXN 36,782
1,940
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.190% due 12/15/50 (~)(Ê) EUR 100
63
Next PLC
3.625% due 05/18/28 GBP 170
219
Pension Insurance Corp. PLC
Series GBP
5.625% due 09/20/30 GBP 224
279
Peru Government International Bond
Series REGS
6.350% due 08/12/28 PEN 5,435
1,885
6.900% due 08/12/37 PEN 2,230
822
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100
129
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450
442
Phoenix Group Holdings
5.750% due 12/31/99 (~)(Ê)(ƒ) GBP 400
423
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 42,991
2,798
Series 2032
8.250% due 03/31/32 ZAR 3,590
230
Series 2037
8.500% due 01/31/37 ZAR 58,700
3,668
Romania Government International Bond
2.124% due 07/16/31 (Þ) EUR 220
247
Series 10Y
5.850% due 04/26/23 RON 5,100
1,279
Series 15YR
5.800% due 07/26/27 RON 1,400
362
Rothesay Life PLC
6.875% due 12/31/99 (~)(Ê)(ƒ) GBP 200
235
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 331,384
5,199
Solvay SA
4.250% due 12/31/99 (~)(Ê)(ƒ) EUR 300
367
Telecom Italia SpA
1.125% due 03/26/22 EUR 300
333
2.750% due 04/15/25 EUR 625
717
Telenet Finance Luxembourg Notes Sarl
Series REGS
3.500% due 03/01/28 EUR 100
117
Thailand Government Bond
2.000% due 12/17/22 THB 8,340
274
3.625% due 06/16/23 THB 115,150
4,007
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 EUR 100
115
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 300
338
Unione di Banche Italiane SpA
4.375% due 07/12/29 (Ê) EUR 100
111
UPCB Finance VII, Ltd.
Series REGS
3.625% due 06/15/29 EUR 125
147
Victoria PLC
5.250% due 07/15/24 (Þ) EUR 100
112
Virgin Media Secured Finance PLC
Series REGS
11.000% due 01/15/21 (~)(Ê) GBP 100
135
5.000% due 04/15/27 GBP 470
592
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volkswagen Leasing GmbH
1.125% due 04/04/24 EUR 240
275
Wind Tre SpA
Series REGS
3.125% due 01/20/25 EUR 150
168
Ziggo Secured Finance BV
Series REGS
4.250% due 01/15/27 EUR 163
193
68,818
United States Government Treasuries - 0.0%
United States Treasury Notes
4.750% due 02/15/37 330
452
Total Long-Term Investments
(cost $637,467) 634,932
Common Stocks - 60.0%
Consumer Discretionary - 6.6%
adidas AG - ADR 9,698
1,546
AdStar , Inc.(Æ) 63,538
1,999
Aisin Seiki Co., Ltd. 25,300
824
Amazon.com, Inc.(Æ) 7,351
13,723
AutoZone, Inc.(Æ) 641
720
Boyd Gaming Corp. 24,370
646
Carrols Restaurant Group, Inc.(Æ) 148,923
1,388
Century Casinos, Inc.(Æ) 306,228
3,022
City Developments, Ltd. 158,400
1,116
Comcast Corp. Class A 45,084
1,946
Continental AG 53,871
7,451
Costco Wholesale Corp. 4,222
1,164
Del Taco Restaurants, Inc.(Æ) 152,277
1,846
Dick's Sporting Goods, Inc.(Ñ) 14,944
555
Dollar General Corp. 5,843
783
Dollarama, Inc. 37,470
1,388
Dongfeng Motor Group Co., Ltd. Class H 5,200,256
4,654
E-MART, Inc. 4,953
509
Embraer SA 98,935
501
Enterprise Inns PLC(Æ) 114,084
389
Five Below, Inc.(Æ) 10,583
1,243
Foot Locker, Inc. 8,736
359
Foschini Group, Ltd. (The) 39,765
459
G4S PLC 4,318,163
10,006
Geely Automobile Holdings, Ltd. 272,000
413
General Motors Co. 175,962
7,098
Genuine Parts Co. 5,897
573
Graham Holdings Co. Class B 1,792
1,331
Guangzhou Automobile Group Co., Ltd.
Class H
688,000
704
Hankook Tire Co., Ltd. 7,208
187
Home Depot, Inc. (The) 651
139
Honda Motor Co., Ltd. 196,700
4,878
Hyundai Motor Co. 15,086
1,602
Interpublic Group of Cos., Inc. (The) 23,197
532
J Front Retailing Co., Ltd. 44,600
524
Koito Manufacturing Co., Ltd. 231,100
11,574
Kontoor Brands, Inc. 964
28
Largan Precision Co., Ltd. 5,000
677
Libbey , Inc.(Æ)(Ñ) 254,180
430
Lowe's Cos., Inc. 40,478
4,104
Luxshare Precision Industry Co., Ltd.
Class A
386,933
1,202
Mazda Motor Corp. 150,200
1,479
McDonald's Corp. 4,400
927
Megacable Holdings SAB de CV 101,722
433
Murata Manufacturing Co., Ltd. 66,400
2,928
Nike, Inc. Class B 33,393
2,873
Nissan Motor Co., Ltd. 565,100
3,691

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NOK Corp. 191,500
2,811
Omnicom Group, Inc. 17,178
1,378
Panasonic Corp. 77,700
657
Peugeot SA 56,810
1,334
Royal Caribbean Cruises, Ltd. 13,502
1,571
Starbucks Corp. 4,553
431
Sumitomo Electric Industries, Ltd. 439,100
5,434
Sumitomo Rubber Industries, Ltd. 45,900
501
Takashimaya Co., Ltd. 40,000
459
Tile Shop Holdings, Inc. 442,430
1,146
TJX Cos., Inc. 25,982
1,418
Tower International, Inc. 45,304
1,395
Tribune Media Co. Class A 7,693
357
Ulta Salon Cosmetics & Fragrance, Inc.
(Æ)
3,313
1,157
VF Corp. 6,751
590
Walmart, Inc. 13,669
1,509
Walt Disney Co. (The) 12,635
1,807
Weichai Power Co., Ltd. Class H 716,000
1,109
Williams-Sonoma, Inc.(Ñ) 9,493
633
Yageo Corp. 92,000
776
Yamada Denki Co., Ltd. 543,200
2,402
Yamaha Motor Co., Ltd. 48,900
856
YDUQS Part 134,097
1,205
137,500
Consumer Staples - 1.9%
Archer-Daniels-Midland Co. 67,887
2,789
Astarta Holding NV(Æ) 35,714
220
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
48,323
211
Carrefour SA 36,032
692
Church & Dwight Co., Inc. 8,928
674
COFCO Meat Holdings Ltd.(Æ) 1,524,000
577
Constellation Brands, Inc. Class A 5,681
1,118
Cott Corp. 406,151
5,194
Farmer Brothers Co.(Æ) 222,556
3,614
Fresh Del Monte Produce, Inc. 90,998
2,760
Golden Agri-Resources, Ltd. 17,751,000
3,799
Industrias Bachoco SAB de CV 50,906
230
Japan Tobacco, Inc. 172,800
3,836
JM Smucker Co. (The) 10,676
1,187
Kernel Holding SA 28,054
351
Kraft Heinz Foods Co. 128,809
4,123
Lenta , Ltd. - GDR(Æ) 490,885
1,678
Minerva SA(Æ) 457,784
1,034
Mondelez International, Inc. Class A 14,889
796
Procter & Gamble Co. (The) 15,881
1,875
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H
523,200
1,009
Swedish Match AB 12,247
468
WH Group, Ltd.(Þ) 1,252,000
1,221
X5 Retail Group NV - GDR 19,220
642
40,098
Energy - 2.2%
BP PLC 200,294
1,321
Cabot Oil & Gas Corp. 37,260
714
Chevron Corp. 2,360
291
Crescent Point Energy Corp. 443,467
1,472
Denison Mines Corp.(Æ)(Ñ) 811,775
394
Enerflex , Ltd. 49,432
622
ENI SpA - ADR 48,689
762
Enterprise Products Partners, LP 46,639
1,404
EOG Resources, Inc. 12,248
1,051
Exxon Mobil Corp. 18,970
1,411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fission Uranium Corp.(Æ)(Ñ) 1,821,175
511
Gazprom PJSC 1,406,943
5,227
JX Holdings, Inc. 105,300
495
Kinder Morgan, Inc. 97,440
2,009
Lukoil PJSC - ADR 29,557
2,430
Magellan Midstream Partners, LP 23,098
1,528
Matrix Service Co.(Æ) 157,155
2,887
McDermott International, Inc.(Æ)(Ñ) 399,373
2,564
Neste OYJ 13,380
442
Occidental Petroleum Corp. 119,587
6,142
Oil Refineries, Ltd.(Æ) 865,975
467
OMV AB 10,230
511
Parkland Fuel Corp. 8,943
292
Pason Systems, Inc. 21,800
293
PetroChina Co., Ltd. Class H 1,386,000
735
Range Resources Corp.(Ñ) 534,726
3,043
Sasol, Ltd. - ADR 24,585
533
S-Oil Corp. 8,113
644
Solaris Oilfield Infrastructure, Inc. Class
A(Ñ)
90,557
1,296
Tatneft PJSC - ADR 7,851
545
Tupras Turkiye Petrol Rafinerileri AS 27,850
698
Williams Cos., Inc. (The) 124,056
3,057
YPF SA - ADR 53,130
874
46,665
Financial Services - 15.7%
Activia Properties, Inc.(ö) 207
949
ADO Properties SA(Þ) 12,032
519
Aedifica (ö) 3,247
341
Aflac, Inc. 24,086
1,268
Agree Realty Corp.(ö) 15,948
1,066
Agricultural Bank of China, Ltd. Class H 2,070,000
840
Aldar Properties PJSC 1,639,137
1,030
Alleghany Corp.(Æ) 184
126
Allied Properties Real Estate Investment
Trust(ö)
43,355
1,607
alstria office AG(ö) 61,381
992
American Express Co. 13,971
1,738
American International Group, Inc. 143,697
8,046
American Tower Corp.(ö) 7,116
1,506
Americold Realty Trust(Ñ)(ö) 48,216
1,617
Arch Capital Group, Ltd.(Æ) 40,031
1,549
Argo Group International Holdings, Ltd. 20,573
1,408
Assura PLC(ö) 1,065,720
836
Assured Guaranty, Ltd. 9,881
432
Banco Macro SA - ADR 8,489
588
Bank of Georgia Group PLC 8,195
140
Bank of Montreal 19,136
1,433
BB Seguridade Participacoes SA 107,610
915
Berkshire Hathaway, Inc. Class B(Æ) 6,129
1,259
Big Yellow Group PLC(ö) 50,420
606
Blackstone Holdings Finance Co. LLC
Class A
87,249
4,186
Boardwalk Real Estate Investment
Trust(Ñ)(ö)
49,687
1,581
BOC Aviation, Ltd.(Þ) 91,400
790
British Land Co. PLC (The)(ö) 7,867
49
Brookfield Asset Management, Inc.
Class A
11,689
573
Brown & Brown, Inc. 4,254
153
CA Immobilien Anlagen AG 12,190
429
CaixaBank SA 131,623
324
CapitaLand Commercial Trust, Ltd.(ö) 379,000
568
CapitaLand, Ltd. 700,900
1,840
Castellum AB 35,597
722

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Catena AB 20,140
630
CBRE Group, Inc. Class A(Æ) 18,171
963
Central Pacific Financial Corp. 85,646
2,524
Charles Schwab Corp. (The) 30,498
1,318
Charter Hall Group - ADR(ö) 197,645
1,526
Chiba Bank, Ltd. (The) 99,000
488
Chimera Investment Corp.(ö) 27,132
523
China CITIC Bank Corp., Ltd. Class H 1,482,000
824
China Construction Bank Corp. Class H 1,372,000
1,056
China Everbright , Ltd. 424,000
562
China Overseas Land & Investment, Ltd. 172,000
589
Chubb, Ltd. 10,543
1,611
CIFI Holdings Group Co., Ltd. 2,372,000
1,505
Cincinnati Financial Corp. 7,602
816
Citigroup, Inc. 135,338
9,631
Close Brothers Group PLC 6,452
104
CME Group, Inc. Class A 6,767
1,316
Columbia Property Trust, Inc.(ö) 23,227
509
Comerica, Inc. 18,132
1,327
Consolidated- Tomoka Land Co. 39,258
2,462
Covivio (ö) 9,770
996
Cowen Group, Inc. Class A(Æ) 173,644
3,049
Credit Agricole SA 44,099
523
Credit Saison Co., Ltd. 158,600
1,928
Crown Castle International Corp.(ö) 3,796
506
Cullen/Frost Bankers, Inc. 5,335
507
CyrusOne , Inc.(ö) 26,075
1,497
Dai-ichi Life Holdings, Inc. 190,200
2,791
Daiwa House REIT Investment Corp.(ö) 175
428
Daiwa Office Investment Corp.(ö) 75
554
Daiwa Securities Group, Inc. 455,000
1,962
Deutsche Wohnen SE 44,999
1,656
DNB ASA 76,558
1,368
Dundee Corp. Class A 82,535
54
Edenred 14,365
720
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
3,470,700
756
Empire State Realty Trust, Inc. Class
A(ö)
83,253
1,166
Entra ASA(Þ) 52,889
768
Equinix , Inc.(Æ)(ö) 6,894
3,461
Equity LifeStyle Properties, Inc. Class
A(ö)
11,229
1,395
Erste Group Bank AG(Æ) 14,643
524
Essex Property Trust, Inc.(ö) 10,419
3,149
Etalon Group, Ltd. - GDR 874,456
1,933
Extra Space Storage, Inc.(ö) 28,946
3,253
FactSet Research Systems, Inc. 1,396
387
Fastighets AB Balder Class B(Æ) 15,583
533
Fubon Financial Holding Co., Ltd. 398,000
552
GF Securities Co., Ltd. Class H(Æ) 449,000
506
Globe Life Inc.(Æ) 4,940
451
Goodman Group(ö) 123,113
1,244
Grupo Financiero Galicia SA - ADR 14,794
544
Haitong Securities Co., Ltd. Class H 206,800
206
Hana Financial Group, Inc. 48,578
1,425
Hang Seng Bank, Ltd. 10,800
256
Hartford Financial Services Group, Inc. 7,508
433
HomeStreet , Inc.(Æ) 253,147
7,346
Host Hotels & Resorts, Inc.(ö) 34,950
608
ICICI Bank, Ltd. 431,294
2,657
Industrial Bank Co., Ltd. Class A 541,200
1,502
Industrial Logistics Properties Trust(ö) 254,278
5,436
ING Groep NV 60,261
669
Inmobiliaria Colonial Socimi SA(ö) 68,896
771
Instone Real Estate Group AG(Æ)(Þ) 20,647
439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intercontinental Exchange, Inc. 8,020
705
Invincible Investment Corp.(ö) 1,592
914
Invitation Homes, Inc.(ö) 109,031
2,995
Jack Henry & Associates, Inc. 999
140
John Laing Group PLC(Þ) 109,185
510
JPMorgan Chase & Co. 68,012
7,889
KB Financial Group, Inc. 48,129
1,762
Kemper Corp. 49,089
4,321
Kilroy Realty Corp.(ö) 30,952
2,459
Klepierre SA - GDR(ö) 34,401
1,058
LEG Immobilien AG 12,295
1,425
Legal & General Group PLC 25,210
80
LIC Housing Finance, Ltd. 130,086
979
Life Storage, Inc.(Æ)(ö) 4,178
407
Link REIT(ö) 314,500
3,666
Lloyds Banking Group PLC 570,311
369
LondonMetric Property PLC(ö) 204,740
505
M&T Bank Corp. 4,390
721
Macerich Co. (The)(Ñ)(ö) 17,062
564
Marsh & McLennan Cos., Inc. 2,423
239
MasterCard, Inc. Class A 37,876
10,312
Mediobanca SpA 134,256
1,341
Merck & Co., Inc. 15,708
1,304
Merlin Properties Socimi SA(ö) 46,328
631
MGIC Investment Corp. 511,479
6,573
Mirvac Group(ö) 882,281
1,937
Mitsubishi Estate Co., Ltd. 121,000
2,213
Mitsubishi UFJ Financial Group, Inc. 799,900
3,954
Morgan Stanley 66,890
2,981
Moscow Exchange MICEX-RTS PJSC 787,949
1,150
National Bank Holdings Corp. Class A 75,178
2,727
Nedbank Group, Ltd. 27,204
456
New Residential Investment Corp.(ö) 32,673
513
New World Development Co., Ltd. 1,331,000
1,863
NewStar Financial, Inc.(Æ)(Š) 19,324
5
Nippon Building Fund, Inc.(ö) 160
1,124
Nippon Prologis REIT, Inc.(Æ)(ö) 383
921
NIPPON REIT Investment Corp.(ö) 154
618
Nomura Holdings, Inc. 1,045,800
3,428
Nomura Real Estate Holdings, Inc. 29,200
592
Nomura Real Estate Master Fund, Inc.(ö) 540
858
Old Republic International Corp. 26,270
599
Oritani Financial Corp. 24,708
447
Orix JREIT, Inc.(ö) 785
1,525
Oversea-Chinese Banking Corp., Ltd. 74,500
621
Park Hotels & Resorts, Inc.(ö) 76,447
2,019
Parkway Life Real Estate Investment
Trust(Æ)(ö)
251,300
559
PAX Global Technology, Ltd. 2,177,000
875
PayPal Holdings, Inc.(Æ) 104,815
11,572
Pebblebrook Hotel Trust(ö) 42,618
1,193
PICC Property & Casualty Co., Ltd.
Class H
497,000
591
Piedmont Office Realty Trust, Inc. Class
A(ö)
103,854
2,161
Ping An Insurance Group Co. of China,
Ltd. Class H
92,967
1,103
PNC Financial Services Group, Inc.
(The)
3,396
485
Popular, Inc. 105,992
6,101
Poste Italiane SpA (Þ) 131,643
1,406
Progressive Corp. (The) 9,950
806
Prologis, Inc.(ö) 61,139
4,928
Public Storage(ö) 17,238
4,185
Raiffeisen Bank International AG 17,994
420
Real Estate Credit Investments, Ltd. 63,999
132

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Realty Income Corp.(ö) 33,743
2,335
Regency Centers Corp.(ö) 19,846
1,324
RioCan Real Estate Investment Trust(ö) 22,890
451
Royal Bank of Canada - GDR 10,771
851
Royal Bank of Scotland Group PLC 1,236,091
3,264
Sabra Health Care REIT, Inc.(ö) 52,725
1,088
Safestore Holdings PLC(ö) 78,867
598
SBA Communications Corp.(ö) 6,529
1,602
Sberbank of Russia PJSC Class T 677,035
2,477
Segro PLC(ö) 125,755
1,166
Shinhan Financial Group Co., Ltd. 17,232
632
SITE Centers Corp.(ö) 27,057
386
Skandinaviska Enskilda Banken AB
Class A
96,717
910
SmartCentres Real Estate Investment
Trust(ö)
53,227
1,306
Sprott , Inc.(Ñ) 852,270
2,506
Starwood Property Trust, Inc.(ö) 24,404
567
State Bank of India(Æ) 278,356
1,343
Sumitomo Mitsui Financial Group, Inc. 149,300
5,228
Sumitomo Mitsui Trust Holdings, Inc. 50,100
1,711
Sumitomo Realty & Development Co.,
Ltd.
37,800
1,377
Sun Communities, Inc.(ö) 16,642
2,210
Sun Hung Kai Properties, Ltd. 194,500
3,125
Sun Life Financial, Inc. 1,875
78
Swire Properties, Ltd. 370,200
1,341
Taubman Centers, Inc.(ö) 10,366
420
TD Ameritrade Holding Corp. 27,836
1,422
Times Property Holdings, Ltd. 704,000
1,226
Tokyo Tatemono Co., Ltd. 14,600
171
Tokyu Fudosan Holdings Corp. 143,300
830
Travelers Cos., Inc. (The) 9,740
1,428
Turkiye Garanti Bankasi AS(Æ) 513,395
899
Turkiye Halk Bankasi AS 228,055
246
UDR, Inc.(ö) 112,572
5,185
UNITE Group PLC (The)(ö) 60,713
761
United Overseas Bank, Ltd. 10,500
201
Uranium Participation Corp.(Æ) 644,494
2,114
US Bancorp 14,145
808
VEREIT, Inc.(ö) 276,707
2,524
VICI Properties, Inc.(Ñ)(ö) 56,021
1,195
Visa, Inc. Class A 14,263
2,539
Vonovia SE 12,544
614
Waterstone Financial, Inc. 4,646
79
Wells Fargo & Co. 160,379
7,764
Welltower , Inc.(ö) 59,144
4,916
Wharf Real Estate Investment Co., Ltd. 155,000
981
WR Berkley Corp. 21,637
1,501
Yellow Cake PLC(Æ)(Þ) 303,340
782
328,638
Health Care - 3.9%
Abbott Laboratories 79,846
6,955
AbbVie, Inc. 80,410
5,357
Agilent Technologies, Inc. 7,370
512
Align Technology, Inc.(Æ) 4,679
978
Amgen, Inc. 5,307
990
AMN Healthcare Services, Inc.(Æ) 8,950
478
Baxter International, Inc. 12,571
1,056
Bayer AG 42,733
2,776
BeiGene , Ltd. - ADR(Æ)(Ñ) 32,361
4,444
Bio-Rad Laboratories, Inc. Class A(Æ) 27,321
8,603
Boston Scientific Corp.(Æ) 14,315
608
Bristol-Myers Squibb Co. 96,900
4,303
Bruker Corp. 16,293
780
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chemed Corp. 1,795
728
China Resources Pharmaceutical Group,
Ltd.(Þ)
592,500
647
Chr Hansen Holding A/S 30,616
2,667
Coloplast A/S Class B 25,391
2,957
Eli Lilly & Co. 8,609
938
Encompass Health Corp.(Æ) 7,796
498
Exact Sciences Corp.(Æ) 15,332
1,765
Fluidigm Corp.(Æ) 265,494
3,120
Genmab A/S(Æ) 27,650
5,097
GlaxoSmithKline PLC - ADR 29,131
603
Hill-Rom Holdings, Inc. 5,538
591
Illumina, Inc.(Æ) 4,636
1,388
Intuitive Surgical, Inc.(Æ) 1,991
1,034
IQVIA Holdings, Inc.(Æ) 13,888
2,211
Johnson & Johnson 14,773
1,924
Masimo Corp.(Æ) 4,733
747
Medtronic PLC 11,811
1,204
MLP Saglik Hizmetleri AS(Æ)(Þ) 250,531
538
Novo Nordisk A/S Class B 80,474
3,862
PerkinElmer, Inc. 2,989
257
Pfizer, Inc. 95,583
3,712
Premier, Inc. Class A(Æ) 13,188
511
Smith & Nephew PLC 6,208
141
Stryker Corp. 4,785
1,004
Thermo Fisher Scientific, Inc. 3,722
1,034
UnitedHealth Group, Inc. 10,868
2,706
Universal Health Services, Inc. Class B 5,178
781
Varian Medical Systems, Inc.(Æ) 312
37
West Pharmaceutical Services, Inc. 5,000
686
Zoetis, Inc. Class A 5,841
671
81,899
Materials and Processing - 6.6%
Aluminum Corp. of China, Ltd. Class
H(Æ)
1,600,000
527
Anhui Conch Cement Co., Ltd. Class H 202,747
1,174
Antofagasta PLC 96,543
1,087
Asahi Glass Co., Ltd. 38,000
1,164
Bear Creek Mining Corp.(Æ) 129,963
228
Cameco Corp. Class A 498,880
4,584
CCR SA 275,763
1,080
Centerra Gold, Inc.(Æ) 581,205
4,641
Cobalt 27 Capital Corp(Æ) 173,569
533
DuPont de Nemours, Inc. 58,244
4,203
Eastman Chemical Co. 120,149
9,053
Equinox Gold Corp.(Æ) 401,535
396
Gabriel Resources, Ltd.(Æ) 4,275,778
1,361
Getlink SE 95,946
1,384
Gold Fields, Ltd. - ADR 410,365
2,105
Grupo Cementos de Chihuahua SAB
de CV
114,140
613
Haynes International, Inc. 36,563
1,088
Huaxin Cement Co., Ltd. Class A 356,417
974
Huntsman Corp. 297,972
6,123
Impala Platinum Holdings, Ltd.(Æ)(Ñ) 434,127
2,331
Ingersoll-Rand PLC 5,348
661
International Tower Hill Mines, Ltd.(Æ) 233,332
140
Ivanhoe Mines, Ltd. Class A(Æ) 562,693
1,765
JFE Holdings, Inc. 116,700
1,545
KGHM Polska Miedz SA(Æ) 16,986
412
Kumho Petrochemical Co., Ltd. 12,928
890
Kuraray Co., Ltd. 153,800
1,822
Landec Corp.(Æ) 188,329
2,104
LSR Group PJSC 33,861
414
Lundin Gold, Inc.(Æ) 348,978
2,068

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MHP SE - GDR 206,965
2,067
New Gold, Inc.(Æ)(Ñ) 2,116,275
2,836
Newcrest Mining, Ltd. 245,310
5,858
NexGen Energy, Ltd.(Æ) 1,114,095
1,595
NGK Insulators, Ltd. 176,400
2,632
Nippon Steel & Sumitomo Metal Corp. 320,300
5,030
Nitto Denko Corp. 21,200
1,050
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 360,315
287
Novagold Resources, Inc.(Æ)(Ñ) 608,068
3,752
NSK, Ltd. 141,000
1,193
Owens-Illinois, Inc. 1,036,788
17,594
Pan American Silver Corp. 142,625
2,172
Polyus PJSC - GDR 53,532
2,727
POSCO 5,393
1,024
Schweitzer-Mauduit International, Inc. 113,536
3,909
Seabridge Gold, Inc.(Æ) 183,352
2,515
Solvay SA 87,046
8,899
Timken Co. (The) 189,866
8,679
Turquoise Hill Resources, Ltd.(Æ) 3,202,320
1,858
Vale SA 49,685
648
Vedanta, Ltd. 460,657
1,028
Wheaton Precious Metals Corp.(Ñ) 128,801
3,364
137,187
Producer Durables - 8.4%
ACS Actividades de Construccion y
Servicios SA
13,355
539
Aena SA(Þ) 22,186
4,000
Aeroports de Paris 6,802
1,173
Ametek , Inc. 2,824
253
Ardmore Shipping Corp.(Æ) 381,730
2,802
Argan , Inc. 45,183
1,859
Atlantia SpA 148,637
3,821
Aurizon Holdings, Ltd. 133,952
523
Automatic Data Processing, Inc. 5,948
990
Barloworld, Ltd. - ADR 57,989
487
Booz Allen Hamilton Holding Corp.
Class A
5,811
400
Canadian National Railway Co. 1,056
100
Caterpillar, Inc. 14,933
1,966
China Merchants Port Holdings Co., Ltd. 354,000
587
CK Infrastructure Holdings, Ltd. 76,000
588
COSCO Shipping Ports, Ltd. 1,048,000
910
CoStar Group, Inc.(Æ) 2,608
1,605
Cummins, Inc. 8,715
1,429
Danaher Corp. 7,675
1,078
Denso Corp. 84,000
3,564
Diana Shipping, Inc.(Æ) 319,037
1,056
Dycom Industries, Inc.(Æ) 36,214
1,998
East Japan Railway Co. 14,900
1,366
Eaton Corp. PLC 18,030
1,482
Expeditors International of Washington,
Inc.
7,328
559
Ferrovial SA 56,889
1,479
FreightCar America, Inc.(Æ) 164,233
898
Generac Holdings, Inc.(Æ) 78,060
5,644
General Electric Co. 62,699
655
Granite Construction, Inc. 63,897
2,268
Great Lakes Dredge & Dock Corp.(Æ) 125,160
1,343
Greenbrier Cos., Inc. 1,465,000
1,385
Grupo Aeroportuario del Pacifico SAB de
CV Class B
146,300
1,469
Grupo Aeroportuario del Sureste SAB de
CV Class B
85,215
1,294
Guangshen Railway Co., Ltd. Class H 4,656,000
1,520
Hankook Tire Worldwide Co., Ltd. 35,564
461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HGIM Corp.(Æ) 450
6
ICF International, Inc. 91,545
7,799
IDEX Corp. 607
102
IHS Markit , Ltd.(Æ) 102,744
6,619
Japan Steel Works, Ltd. (The) 13,900
241
Jardine Matheson Holdings, Ltd. 9,300
566
Jardine Strategic Holdings, Ltd. 2,000
69
JGC Corp. 122,500
1,591
Jiangsu Expressway Co., Ltd. Class H 1,238,000
1,669
Kaman Corp. Class A 98,133
6,222
Kamigumi Co., Ltd. 39,500
908
KBR, Inc. 305,895
8,070
Kurita Water Industries, Ltd. 5,600
141
Leonardo SpA 118,281
1,441
Luks Group Vietnam Holdings Co., Ltd. 468,000
105
Mitsubishi Corp. 89,400
2,404
Mitsubishi Heavy Industries, Ltd. 30,600
1,264
Mitsui & Co., Ltd. 249,800
4,066
NGK Spark Plug Co., Ltd. 283,400
5,397
Nippon Yusen 195,000
3,241
Norfolk Southern Corp. 1,328
254
Northrop Grumman Corp. 6,520
2,253
Obayashi Corp. 178,000
1,683
Organo Corp. 35,700
1,265
Orion Group Holdings, Inc.(Æ) 602,713
2,453
Oshkosh Corp. 82,481
6,893
PACCAR, Inc. 16,604
1,165
Paychex, Inc. 8,236
684
Promotora y Operadora de
Infraestructura SAB de CV
36,023
324
Prysmian SpA 347,211
7,150
Radiant Logistics, Inc. 456,892
2,508
Regal Beloit Corp. 17,321
1,379
Republic Services, Inc. Class A 2,645
234
Sany Heavy Industry Co., Ltd. Class A 694,800
1,417
Seiko Epson Corp. 105,500
1,553
Sinotrans , Ltd. Class H 4,898,000
1,680
Sinotruk Hong Kong, Ltd. 322,500
476
Stolt-Nielsen, Ltd. Class A 52,059
601
Swire Pacific, Ltd. Class A 110,000
1,249
Textron, Inc. 32,074
1,581
Transurban Group - ADR(Æ) 567,475
6,022
TreeHouse Foods, Inc.(Æ) 123,015
7,300
Tsakos Energy Navigation, Ltd. 179,802
548
Tutor Perini Corp.(Æ) 360,373
4,706
Union Pacific Corp. 4,303
774
United Technologies Corp. 30,658
4,096
USA Truck, Inc.(Æ) 129,644
1,053
Vectrus , Inc.(Æ) 93,906
3,798
Vinci SA 17,395
1,783
Waste Management, Inc. 3,523
412
West Japan Railway Co. 7,900
645
Wilmar International, Ltd. 209,400
606
YRC Worldwide, Inc.(Æ) 337,887
1,102
175,119
Technology - 9.5%
Activision Blizzard, Inc. 20,480
998
Adobe, Inc.(Æ) 6,889
2,059
Alibaba Group Holding, Ltd. - ADR(Æ) 48,619
8,417
Alphabet, Inc. Class A(Æ) 8,169
9,951
Alphabet, Inc. Class C(Æ) 3,191
3,882
Amphenol Corp. Class A 9,742
909
Apple, Inc. 24,829
5,290
Atos SE 114,408
9,218
Autodesk, Inc.(Æ) 12,591
1,966

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avnet, Inc. 175,115
7,954
Booking Holdings, Inc.(Æ) 706
1,332
China Unicom Hong Kong, Ltd. 874,000
847
Cisco Systems, Inc. 33,307
1,845
CommScope Holding Co., Inc.(Æ) 427,032
6,098
Corning, Inc. 42,691
1,313
Corteva , Inc. Class W 60,992
1,799
DXC Technology Co. 123,190
6,870
Electronic Arts, Inc.(Æ) 53,630
4,961
Eutelsat Communications SA 45,049
861
Facebook, Inc. Class A(Æ) 99,315
19,291
FANUC Corp. 9,500
1,692
HKT Trust / HKT, Ltd. 336,000
537
Hua Hong Semiconductor, Ltd.(Þ) 472,000
981
Intel Corp. 87,867
4,442
InterXion Holding NV(Æ) 37,698
2,838
Juniper Networks, Inc. 17,904
484
Microsoft Corp. 54,305
7,400
MicroStrategy , Inc. Class A(Æ) 23,142
3,164
Motorola Solutions, Inc. 4,244
704
Nanya Technology Corp. 340,000
805
NeoPhotonics Corp.(Æ) 479,922
2,203
NetScout Systems, Inc.(Æ) 92,231
2,402
Nice, Ltd. - ADR(Æ) 32,596
4,978
Nokia OYJ - ADR 1,120,561
6,063
NVC Lighting Holdings, Ltd. 2,401,000
217
Ooma , Inc.(Æ) 202,875
2,643
Oracle Corp. 14,530
818
Palo Alto Networks, Inc.(Æ) 7,525
1,705
QUALCOMM, Inc. 85,506
6,256
Realtek Semiconductor Corp. 134,245
892
Salesforce.com, Inc.(Æ) 46,999
7,261
Samsung Electronics Co., Ltd. 99,401
3,793
ServiceNow , Inc.(Æ) 43,497
12,066
SES SA 31,155
518
SK Hynix, Inc. 15,251
984
SMART Global Holdings, Inc.(Æ) 50,623
1,541
Splunk , Inc.(Æ) 52,315
7,079
Synopsys, Inc.(Æ) 5,745
763
Taiwan Semiconductor Manufacturing
Co., Ltd.
111,531
923
Telefonaktiebolaget LM Ericsson Class B 56,172
493
Tencent Holdings, Ltd. 155,033
7,251
Teradata Corp.(Æ) 31,409
1,150
Twilio , Inc. Class A(Æ) 28,510
3,966
Twitter, Inc.(Æ) 49,934
2,113
Vishay Intertechnology , Inc. 385,000
359
197,345
Utilities - 5.2%
ALLETE, Inc. 321
28
Alliant Energy Corp. 24,424
1,210
Ameren Corp. 6,051
458
American Electric Power Co., Inc. 34,441
3,024
AT&T, Inc. 187,618
6,388
Atco, Ltd. Class I 9,325
311
Atmos Energy Corp. 2,591
283
BT Group PLC 533,693
1,246
CenterPoint Energy, Inc. 186,826
5,420
Centrais Eletricas Brasileiras SA 337,381
3,483
Cheniere Energy, Inc.(Æ) 19,451
1,267
China Mobile, Ltd. 49,000
417
China Resources Gas Group, Ltd. 110,000
560
China Telecom Corp., Ltd. Class H 2,088,000
936
Consolidated Edison, Inc. 17,295
1,469
Dominion Energy, Inc. 52,606
3,908
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DTE Energy Co. 5,186
659
Duke Energy Corp. 8,185
710
E.ON SE 36,338
364
Electricite de France SA 392,096
4,838
Emera, Inc. 21,721
902
Enbridge, Inc. 50,210
1,677
Endesa SA - ADR 2,042
50
Enel SpA 168,006
1,151
ENN Energy Holdings, Ltd. 129,500
1,339
Entergy Corp. 3,211
339
Evergy , Inc. 19,376
1,172
Eversource Energy(Æ) 21,131
1,603
Exelon Corp. 33,608
1,514
Federal Grid PJSC 1,493,398,279
4,314
Gibson Energy, Inc. 14,770
256
Gran Tierra Energy, Inc.(Æ) 127,695
207
HighPoint Resources Corp.(Æ) 968,434
1,211
Hong Kong & China Gas Co., Ltd. 250,800
553
Huaneng Power International, Inc. Class
H
1,072,000
623
Hydro One, Ltd.(Þ) 103,483
1,828
Iberdrola SA 42,203
400
Idacorp , Inc. 3,125
319
Inpex Corp. 54,000
474
KDDI Corp. 118,000
3,081
Korea Electric Power Corp. 38,010
895
Korea Electric Power Corp. - ADR 107,356
1,259
KT Corp. 26,598
622
KT Corp. - ADR 396,430
4,679
Lundin Petroleum AB 23,519
738
Mammoth Energy Services, Inc.(Ñ) 171,025
1,108
MEG Energy Corp. Class A(Æ) 928,082
3,903
National Grid PLC 243,711
2,505
NextEra Energy, Inc. 22,966
4,758
Nippon Telegraph & Telephone Corp. 73,400
3,313
NiSource, Inc. 26,036
773
OGE Energy Corp. 9,079
390
Orsted A/S Class A(Þ) 3,214
293
Osaka Gas Co., Ltd. 52,000
955
Parex Resources, Inc.(Æ) 38,029
650
Pembina Pipeline Corp. 12,785
464
Pinnacle West Capital Corp. 3,244
296
Portland General Electric Co. 11,164
612
PPL Corp. 22,476
666
Public Service Enterprise Group, Inc. 14,721
841
Rubis SCA 11,355
637
RusHydro PJSC 509,746,642
4,527
RWE AG 17,222
466
Scottish & Southern Energy PLC 94,653
1,264
Severn Trent PLC Class H 50,761
1,244
SmarTone Telecommunications Holdings,
Ltd.
263,500
243
Snam Rete Gas SpA 93,996
461
Southern Co. (The) 31,662
1,779
Superior Plus Corp. 27,037
270
TC Energy Corp.(Æ) 103,549
5,069
Tokyo Gas Co., Ltd. 14,100
352
UGI Corp. 18,065
923
Valener , Inc. 20,323
399
Verbund AG Class A 6,513
365
Verizon Communications, Inc. 14,075
778
Vistra Energy Corp. 6,634
142
WEC Energy Group, Inc.(Æ) 6,757
577
109,208

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $1,189,356) 1,253,659
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
5.093% (Ÿ) 15,220
1,054
Energy - 0.1%
Petroleo Brasileiro SA
4.464% (Ÿ) 202,313
1,382
Financial Services - 0.0%
Bank of America Corp.
7.250% 300
425
Itau Unibanco Holding SA
5.067% (Ÿ) 75,000
684
1,109
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.457% (Ÿ) 16,612
900
Producer Durables - 0.1%
Gol Linhas Aereas Inteligentes SA
10.735% 103,081
1,107
Technology - 0.0%
Samsung Electronics Co., Ltd.
3.830% (Ÿ) 31,867
993
Utilities - 0.0%
Centrais Eletricas Brasileiras SA
3.148% (Ÿ) 20,587
214
Total Preferred Stocks
(cost $6,243) 6,759
Options Purchased - 0.4%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Aug 2019 100.81
Call (1) USD 5 0, 000 (ÿ) 98
JPMorgan Chase Aug 2019 100.97
Call (1) USD 75 , 000 (ÿ) 84
JPMorgan Chase Aug 2019 102.07
Call (1) USD 102 , 000 (ÿ) 371
JPMorgan Chase Oct 2019 100.12
Put (1) USD 15 , 000 (ÿ) 33
JPMorgan Chase Oct 2019 100.30
Put (1) USD 15, 00 0 (ÿ) 41
JPMorgan Chase Oct 2019 100.49
Put (1) USD 15 , 000 (ÿ) 51
iShares MSCI Emerging
Markets ETF
Goldman Sachs Oct 2019 41.69
Put (3,210,542) USD 133,847 (ÿ) 3,704
Russell 2000 Index
Bank of America Jan 2020
1,431.00 Put (39,623) USD 56,701 (ÿ) 1,020
Goldman Sachs Jan 2020 1,436.11
Put (39,482) USD 56,700 (ÿ) 1,011
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Barclays, USD 1.731%/USD 3 Month
LIBOR, USD 52,857, 01/02/25)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays Dec 2019 0.00 Call (1) 52,857 (ÿ)
332
(Goldman Sachs, USD 1.875%/USD 3
Month LIBOR, USD 132,142, 08/29/29)
Goldman Sachs Aug 2019 0.00
Call (1)
132,142 (ÿ)
374
(Barclays, USD 3 Month LIBOR/USD
1.731%, USD 52,857, 01/02/25)
Barclays Dec 2019 0.00 Put (1) 52,857 (ÿ)
470
Total Options Purchased
(cost $7,308) 7,589
Warrants & Rights - 0.0%
Harvey Gulf International Marine LLC
(Æ)
2023  Warrants 2,016 28
Pan American Silver Corp. (Æ)(
Š )
2029  Rights 433,729 92
Total Warrants & Rights
(cost $182) 120
Short-Term Investments - 13.4%
AK Steel Corp.
5.000% due 11/15/19 460
460
BW Group, Ltd.
Series BWLP
1.750% due 09/10/19 200
199
CalAmp Corp.
1.625% due 05/15/20 414
405
Cemex SAB de CV
3.720% due 03/15/20 (Ñ) 851
849
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 500
504
Deutsche Postbank Funding Trust I
Series I
0.390% due 12/02/19 (~)(Ê)(ƒ) 148
100
Echo Global Logistics, Inc.
2.500% due 05/01/20 1,572
1,554
Education Advisory Board 1st Lien Term
Loan
6.381% due 02/27/20 (Ê) 204
202
Empire State Realty OP, LP
2.625% due 08/15/19 (Þ) 1,377
1,377
Fiat Chrysler Finance Europe SA
Series GMTN
6.750% due 10/14/19 450
505
Forestar Group, Inc.
3.750% due 03/01/20 1,457
1,455
Huron Consulting Group, Inc.
1.250% due 10/01/19 2,152
2,146
Intesa Sanpaolo SpA
5.000% due 09/23/19 50
56
Pattern Energy Group, Inc.
Class X
4.000% due 07/15/20 1,887
1,898
PennyMac Corp.
5.375% due 05/01/20 2,691
2,711
RWT Holdings, Inc.
5.625% due 11/15/19 1,462
1,469
SolarCity Corp.
1.625% due 11/01/19 (Ñ) 1,198
1,176
Southcross Energy Partners, LP Delayed
Draw Term Loan
12.380% due 10/01/19 (Ê) 5
5

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southcross Energy Partners, LP Term
Loan
10.750% due 10/01/19 (Ê) 5
5
TCP Capital Corp.
5.250% due 12/15/19 565
569
Tenet Healthcare Corp.
4.750% due 06/01/20 300
304
Thailand Government Bond
2.550% due 06/26/20 105,830
3,466
TPG Specialty Lending, Inc.
4.500% due 12/15/19 1,236
1,240
Twitter, Inc.
0.250% due 09/15/19 205
204
U.S. Cash Management Fund(@) 210,974,075
(∞)
211,060
United States Treasury Bills
0.000% due 08/01/19 (ç)(ž) 635
635
1.878% due 08/06/19 (ç)(ž) 2,998
2,997
2.119% due 08/08/19 (ç)(ž) 4,660
4,658
1.999% due 08/13/19 (ç)(ž) 1,141
1,140
2.234% due 08/15/19 (ç)(ž) 706
705
2.065% due 09/03/19 (ž) 550
549
2.036% due 10/03/19 (ž) 2,645
2,636
2.060% due 10/17/19 (ž) 4,260
4,241
2.056% due 10/24/19 (ž) 1,600
1,592
2.066% due 10/31/19 (ž) 2,430
2,418
2.073% due 11/07/19 (ž) 18,500
18,397
2.068% due 12/05/19 (ž) 3,022
3,001
Whiting Petroleum Corp.
1.250% due 04/01/20 2,533
2,465
Total Short-Term Investments
(cost $278,942) 279,353
Other Securities - 1.7%
U.S. Cash Collateral Fund(×)(@) 36,036,703
(∞)
36,037
Total Other Securities
(cost $36,037) 36,037
Total Investments 106.2%
(identified cost $2,155,535) 2,218,449
Other Assets and Liabilities,
Net - (6.2%)
(129,040)
Net Assets - 100.0%
2,089,409

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.2%
ADO Properties SA 01/22/16 EUR 12,032 50.58 609
519
Aena SA 02/11/15 EUR 22,186 178.38 3,958
4,000
AIA Group, Ltd. 03/27/18 435,000 99.74 434
463
AIB Group PLC 06/19/19 335,000 100.00 335
343
AIMCO 12/12/17 1,000,000 100.00 1,000
950
Alcoa Nederland Holding BV 07/31/18 650,000 100.19 650
680
Aphria , Inc. 07/10/19 1,240,000 85.69 1,063
977
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 145,000 100.00 145
147
Arbor Realty Trust, Inc. 08/17/18 1,337,000 100.92 1,349
1,386
Avis Budget Rental Car Funding  LLC 06/19/19 408,000 100.55 410
412
Avolon Holdings Funding, Ltd. 04/11/19 160,000 99.34 159
165
Avolon Holdings Funding, Ltd. 04/11/19 70,000 99.49 70
72
BOC Aviation, Ltd. 06/19/18 HKD 91,400 7.62 696
790
Buoni Poliennali Del Tesoro Bonds 07/24/19 EUR 160,000 112.62 180
177
Calpine Corp. 04/03/19 250,000 101.27 253
253
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 592,500 1.36 805
647
CIFC Funding, Ltd. 12/14/18 300,000 99.05 297
299
CKE Restaurants Holdings, Inc. 05/23/18 129,025 100.00 129
131
CSC Holdings LLC 11/17/17 237,000 101.62 241
248
CSC Holdings LLC 07/31/18 600,000 100.21 601
627
Danske Bank A/S 01/11/19 540,000 102.84 555
588
DB Master Finance LLC 03/20/19 235,000 100.00 235
240
Dell International LLC / EMC Corp. 10/06/16 145,000 123.66 179
185
Dell International LLC / EMC Corp. 09/29/17 700,000 109.46 766
774
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 83,000 100.00 83
85
Diamondback Energy, Inc. 09/18/18 290,000 99.78 289
298
Dominos Pizza Master Issuer LLC 04/18/18 691,250 100.64 696
710
Dryden Senior Loan Fund 01/17/19 400,000 94.09 376
380
Empire State Realty OP, LP 02/04/19 1,377,000 99.94 1,376
1,377
Enel Finance International NV 02/07/19 200,000 91.17 182
203
Eni SpA 09/05/18 370,000 99.55 368
386
Entra ASA 10/19/15 NOK 52,889 14.04 742
768
Granite Point 12/07/17 1,020,000 100.28 1,023
1,047
GTT Communications, Inc. 12/08/16 198,000 97.38 193
154
Guggenheim CLO LLC 10/05/18 354,000 99.05 351
320
Hanesbrands, Inc. 11/10/17 739,000 100.10 740
767
Hua Hong Semiconductor, Ltd. 01/27/15 HKD 472,000 1.43 676
981
Hydro One, Ltd. 05/19/17 CAD 103,483 16.08 1,664
1,828
Instone Real Estate Group AG 03/28/19 EUR 20,647 24.56 507
439
Intesa Sanpaolo SpA 06/13/16 710,000 93.67 665
722
Jack in the Box, Inc. 06/28/19 190,000 100.00 190
190
Jimmy John's Funding LLC 06/27/17 117,600 100.00 118
119
John Laing Group PLC 04/01/19 GBP 109,185 5.17 565
510
LCM XVIII, LP 04/12/18 500,000 100.00 499
466
Magnetite XV CLO, Ltd. 01/08/19 250,000 91.31 228
226
MLP Saglik Hizmetleri AS 02/07/18 TRY 250,531 3.66 917
538
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 818,000 83.48 683
753
Morgan Stanley Capital I Trust 07/26/17 563,000 87.12 490
508
Morgan Stanley Capital I Trust 08/21/17 338,000 87.66 296
305
Mountain View CLO XIV, Ltd. 03/19/19 250,000 97.57 244
240
NRG Energy, Inc. 05/20/19 115,000 99.97 115
118
NXP BV / NXP Funding LLC 03/10/17 200,000 100.59 201
206
NXP BV / NXP Funding LLC 03/10/17 620,000 103.32 641
649
NXP BV / NXP Funding LLC 12/03/18 175,000 99.97 175
188
OI European Group BV 07/03/19 21,000 100.89 21
21
Orsted A/S 01/17/18 DKK 3,214 64.99 209
293
Park Aerospace Holdings, Ltd. 05/16/19 240,000 105.19 252
259
Planet Fitness Master Issuer LLC 07/19/18 178,650 100.00 179
184
Post Holdings, Inc. 11/28/17 442,000 99.14 438
455
Poste Italiane SpA 07/20/16 EUR 131,643 9.46 1,245
1,406
Rackspace Hosting, Inc. 11/17/17 245,000 99.22 243
224
Radio One, Inc. 01/30/17 167,000 100.16 167
167
Romanian Government International Bond 07/09/19 EUR 220,000 112.37 247
247
SBA Tower Trust 04/04/17 300,000 100.00 300
302
SBA Tower Trust 07/27/18 630,000 99.08 624
646
SFR Group SA 03/15/17 190,000 99.91 190
196
Sirius XM Radio, Inc. 06/18/19 140,000 100.00 140
144

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
SMBC Aviation Capital 07/23/18 250,000 99.90 250
261
Sound Point CLO III-R, Ltd. 01/09/19 250,000 95.94 240
238
Steele Creek CLO, Ltd. 11/07/17 500,000 100.00 500
469
Stora Enso OYJ 03/13/17 200,000 115.62 231
234
Symphony CLO, Ltd. 12/19/18 250,000 93.20 233
244
Syngenta Finance NV 04/17/18 425,000 99.47 423
444
Taco Bell Funding LLC 11/14/18 407,950 100.00 408
421
Tencent Holdings, Ltd. 07/02/19 200,000 104.89 210
211
TerraForm Power Operating LLC 11/28/17 64,000 100.00 64
64
Tilray , Inc. 04/15/19 1,680,000 82.30 1,382
1,335
Trinitas CLO X, Ltd. 03/15/19 300,000 95.10 285
287
UBS-Barclays Commercial Mortgage Trust 10/18/17 220,000 70.32 155
175
Victoria PLC 07/19/19 EUR 100,000 112.18 112
112
Vistra Operations Co. LLC 06/04/19 120,000 99.79 120
121
Vistra Operations Co. LLC 06/04/19 170,000 99.81 170
171
Wendy's Funding LLC 06/13/19 130,000 100.00 130
131
Western Digital Corporation 01/28/19 2,212,000 88.71 1,962
2,056
WFRBS Commercial Mortgage Trust 11/01/17 78,000 88.62 69
78
WH Group, Ltd. 09/22/15 HKD 1,252,000 0.83 1,043
1,221
Woodside Finance, Ltd. 09/06/17 116,000 99.94 116
118
Woodside Finance, Ltd. 02/25/19 315,000 99.82 314
337
Yellow Cake PLC 07/08/19 GBP 303,340 2.64 802
782
ZAIS CLO 11, Ltd. 11/16/18 500,000 97.11 486
471
45,079
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
ABN AMRO Bank NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.898
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 3 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 2 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AI Mistral Luxembourg Subco S.a.r.l . Term Loan B USD 1 Month LIBOR 3.000
AIB Group PLC USD 3 Month LIBOR 1.874
AIMCO USD 3 Month LIBOR 5.200
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Alpha 3 B.V. Term Loan B1 USD 3 Month LIBOR 3.000
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Altice Financing SA 1st Lien Term Loan USD 1 Month LIBOR 2.750
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Airlines, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
American Airlines, Inc. Term Loan B USD 1 Month LIBOR 2.000
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.750
AP Exhaust Acquisition LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Ascena Retail Group, Inc. Term Loan B USD 1 Month LIBOR 4.500
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
AssuredPartners , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Avaya, Inc. Term Loan B USD 1 Month LIBOR 4.250
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Bank of America Corp. 3 Month EURIBOR 1.030
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Bank of Montreal
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.979
Bankia SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 5.819
Barclays Bank PLC USD 3 Month LIBOR 3.100
Barclays PLC USD 3 Month LIBOR 1.400
Bass Pro Group LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
Bausch Health Cos., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
BAWAG Group AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.415
Belron SA Term Loan B USD 3 Month LIBOR 2.500
Berry Global, Inc. Term Loan U USD 3 Month LIBOR 2.500
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Brave Parent Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Variable Rate Securities
Securities Referenced Rate Spread %
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.500
C.H. Guenther & Son, Inc. Term Loan B USD 1 Month LIBOR 2.750
Cabot Microelectronics Corp. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Caixa Geral de Depositos SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 10.925
Canyon Valor Cos., Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 5.750
CBS Radio, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
CIFC Funding, Ltd. USD 3 Month LIBOR 7.200
CIT Group, Inc. USD 3 Month LIBOR 3.972
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. 1st Lien Term Loan USD 1 Month LIBOR 8.750
Commerzbank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.228
Constellis Holdings LLC 1st Lien Term Loan USD 2 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Cortes NP Acquisition Corp. Term Loan B USD 3 Month LIBOR 4.000
CPI Property Group SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.148
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.332
Crown Finance, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
CSC Holdings LLC 1st Lien Term Loan USD 1 Month LIBOR 2.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
DBS Group Holdings, Ltd.
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 1.200
Delek US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Dell International LLC 1st Lien Term Loan USD 1 Month LIBOR 2.000
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500
Deutsche Postbank Funding Trust I EURIBOR ICE Swap Rate 0.025
Deutsche Postbank Funding Trust III EURIBOR ICE Swap Rate 0.125
Diamond (BC) BV 1st Lien Term Loan USD 3 Month LIBOR 3.000
Digicert Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Digicert Holdings, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 8.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
Dryden Senior Loan Fund USD 3 Month LIBOR 5.850
DuPage Medical Group, Ltd. 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Dynacast International LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.250
Dynatrace LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
EagleView Technology Corp. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.500
Education Advisory Board 1st Lien Term Loan USD 3 Month LIBOR 3.750
Electricite de France SA
GBP Swap Semiannual (versus 6 Month LIBOR) 13
Year Rate 3.958
Ellie Mae, Inc. Term Loan USD 1 Month LIBOR 4.000
Enbridge, Inc. USD 3 Month LIBOR 3.418
EnBW Energie Baden-Wuerttemberg AG EURIBOR ICE Swap Rate 1.725

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Energy Transfer Partners, LP USD 3 Month LIBOR 4.028
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Entegris , Inc. Term Loan B USD 1 Month LIBOR 2.000
Enterprise Products Operating LLC USD 3 Month LIBOR 2.570
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Everi Payments, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.000
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
EW Scripps Co. Tranche B 1 Term Loans USD 3 Month LIBOR 2.750
Exact Merger Sub LLC 1st Lien Term Loan USD 3 Month LIBOR 4.250
Exact Merger Sub LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 5.920
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.700
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fort Dearborn Holding Co., Inc. USD 1 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.000

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.950
Garda World Security Corp. Term Loan B USD 3 Month LIBOR 3.500
General Electric Co. USD 3 Month LIBOR 3.330
General Motors Financial Co., Inc. USD 3 Month LIBOR 3.436
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
GHX Ultimate Parent Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Ginnie Mae USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Global Payments, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Governor and Co. of the Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Gray Television, Inc. 1st Lien Term Loan C USD 1 Month LIBOR 2.500
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.250
Groupama SA 3 Month EURIBOR 5.770
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
H.B. Fuller Co. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Hamilton Holdco LLC Term Loan B USD 3 Month LIBOR 2.000
HCA, Inc. Term Loan B10 USD 1 Month LIBOR 2.000
Heartland Dental LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Heartland Dental LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HLF Financing Sarl LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
HS Purchaser LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
HSBC Bank PLC USD 6 Month LIBOR 0.250
HT1 Funding GmbH 12 Month EURIBOR 2.000
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Hyland Software, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.000
I-Logic Technologies Bidco , Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.250
INEOS US Finance LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
Inovalon Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
JPMorgan Chase & Co. USD 3 Month LIBOR 0.890
KBC Groep NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.594
Kestra Financial, Inc. Term Loan USD 3 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Lower Cadence Holdings LLC Term Loan B USD 3 Month LIBOR 4.000
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
MH Sub I, LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II, LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitchell International, Inc. 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Mitsubishi UFJ Investor Services & Banking SA 3 Month EURIBOR 4.500
MLN US Holdco LLC 1st Lien Term Loan USD 1 Month LIBOR 4.500
Mountain View CLO XIV, Ltd. USD 3 Month LIBOR 6.710
NAI Entertainment Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
National Westminster Bank PLC USD 3 Month LIBOR 0.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
NN, Inc. Term Loan USD 1 Month LIBOR 3.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
On Assignment, Inc. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.000
Open Text Corp. 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Optiv , Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Ortho-Clinical Diagnostics SA 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 3.000
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Variable Rate Securities
Securities Referenced Rate Spread %
Phoenix Group Holdings
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.169
Plains All American Pipeline, LP USD 3 Month LIBOR 4.110
Plantronics, Inc.1st Lien Term Loan USD 1 Month LIBOR 2.500
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Post Holdings, Inc. Incremental Term Loan B USD 1 Month LIBOR 2.000
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.250
Procera Networks, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quintiles IMS, Inc. 1st Lien Term Loan B2 USD 3 Month LIBOR 2.000
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
Refinitiv US Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 3 Month LIBOR 3.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
RHP Hotel Properties, LP Term Loan B USD 3 Month LIBOR 2.000
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Rothesay Life PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 5.419
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 7.598
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Sally Holdings LLC 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seadrill Operating, LP Term Loan B USD 3 Month LIBOR 6.000
Serta Simmons Bedding LLC 1st Lien Term Loan USD 1 Month LIBOR 3.500
Serta Simmons Bedding LLC 2nd Lien Term Loan USD 1 Month LIBOR 8.000
Sesac Holdco II LLC 1st Lien Term Loan USD 1 Month LIBOR 3.000
Sesac Holdco II LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.250
Shutterfly , Inc. Term Loan B USD 1 Month LIBOR 2.500
Solvay Acetow Gmbh Term Loan USD 6 Month LIBOR 5.500
Solvay SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.917
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
SonicWALL US Holdings, Inc. 2nd Lien Term Loan USD 3 Month LIBOR 7.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Southcross Energy Partners, LP 1st Lien Term Loan B USD 3 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Southcross Energy Partners, LP Term Loan USD 3 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
STATS LLC Term Loan USD 1 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Symphony CLO, Ltd. USD 3 Month LIBOR 6.290
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 3.000
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
TMS International Corp. 1st Lien Term Loan B2 USD 1 Month LIBOR 2.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Twin River Worldwide Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.750
U.S. Silica Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Unione di Banche Italiane SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.750
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
Valeant Pharmaceuticals International, Inc. Term Loan B USD 1 Month LIBOR 3.000
Varsity Brands Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Verscend Holding Corp. 1st Lien Term Loan B USD 1 Month LIBOR 4.500
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
W3 TopCo LLC 1st Lien Term Loan USD 1 Month LIBOR 6.000
Walker & Dunlop, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Web.com Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Weight Watchers International, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.750
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 158 EUR 17,975 08/19
52
Australia 10 Year Government Bond Futures 601 AUD 87,278 09/19
1,235
CAC40 Euro Index Futures 983 EUR 54,247 08/19
(903)
Canada 10 Year Government Bond Futures 274 CAD 38,993 09/19
205
DAX Index Futures 141 EUR 42,950 09/19
(342)
Dow Jones U.S. Real Estate Index Futures 1,832 USD 64,450 09/19
120
Euro STOXX 50 Index Futures 889 EUR 30,777 09/19
990
Euro- Bobl Futures 1 EUR 135 09/19
—
Euro-Bund Futures 4 EUR 700 09/19
12
FTSE 100 Index Futures 854 GBP 64,353 09/19
2,564
FTSE/MIB Index Futures 111 EUR 11,867 09/19
407
IBEX 35 Index Futures 159 EUR 14,277 08/19
(616)
MSCI Emerging Markets Index Futures 319 USD 16,358 09/19
(440)
MSCI Singapore Index Futures 496 SGD 18,583 08/19
(178)
OMXS30 Index Futures 667 SEK 106,687 08/19
(210)
SPI 200 Index Futures 242 AUD 40,850 09/19
1,091
United States 2 Year Treasury Note Futures 931 USD 199,612 09/19
497
United States 10 Year Treasury Note Futures 4,324 USD 550,972 09/19
8,376
United States Long Bond Futures 14 USD 2,178 09/19
34
United States Ultra Bond Futures 7 USD 1,243 09/19
(1)
Short Positions
Euro-Bund Futures 430 EUR 75,280 09/19
(1,940)
Japan 10 Year Government Bond Futures 70 JPY 10,765,999 09/19
(223)
MSCI EAFE Index Futures 167 USD 15,742 09/19
(112)
NASDAQ 100 E-Mini Index Futures 478 USD 75,206 09/19
(3,459)
Russell 1000 E-Mini Index Futures 183 USD 15,130 09/19
(500)
Russell 2000 E-Mini Index Futures 1,775 USD 139,932 09/19
(3,898)
S&P 400 E-Mini Index Futures 153 USD 30,112 09/19
(793)
S&P 500 E-Mini Index Futures 2,904 USD 433,030 09/19
(12,895)
S&P Financial Select Sector Index Futures 53 USD 4,614 09/19
(195)
S&P Utilities Select Sector Index Futures 521 USD 31,265 09/19
384
S&P/TSX 60 Index Futures 154 CAD 30,138 09/19
(226)
TOPIX Index Futures 442 JPY 6,921,720 09/19
(409)
United States 5 Year Treasury Note Futures 10 USD 1,176 09/19
1
United States 10 Year Treasury Note Futures 23 USD 2,931 09/19
(57)
United States 10 Year Ultra Treasury Note Futures 1 USD 138 09/19
(1)
United States Ultra Bond Futures 14 USD 2,486 09/19
(112)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(11,542)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.81 USD 50 ,000 08/06/19
(47)
Fannie Mae Bonds
JPMorgan Chase
Put 1 100.97 USD 75 , 000 08/06/19
(125)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.07 USD 102 , 000 08/06/19
(9)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.05 USD 1 5 , 000 10/03/19
(9)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.24 USD 1 5,000 10/03/19
(11)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.43 USD 1 5 , 000 10/03/19
(14)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.59 USD 1 5,000 10/03/19
(17)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.77 USD 1 5 , 000 10/03/19
(22)
Fannie Mae Bonds
JPMorgan Chase
Put 1 99.96 USD 1 5 , 000 10/03/19
(27)
Russell 2000 Index
Bank of America
Put 39,623 1,272.00 USD 50,400 01/17/20
(359)
Russell 2000 Index
Goldman Sachs
Put 39,482 1,276.54 USD 50,400 01/17/20
(362)
Swaption

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Goldman Sachs, USD 1.975%/USD
3 Month LIBOR, USD 66,071,
08/29/29
Goldman Sachs
Call 1 0.00 66,071 08/27/19
(435)
Total Liability for Options Written (premiums received $2,174)
(1,437)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 20,982 CAD 27,338 08/22/19 (259)
Bank of America EUR 100 USD 114 08/23/19 3
Bank of Montreal USD 3,377 AUD 4,899 08/07/19 (26)
Bank of Montreal USD 4,375 AUD 6,288 09/18/19 (68)
Bank of Montreal USD 4,521 CAD 5,938 08/07/19 (21)
Bank of Montreal USD 3,834 CHF 3,793 08/07/19 (19)
Bank of Montreal USD 3,934 CHF 3,880 09/18/19 (17)
Bank of Montreal USD 14,738 EUR 13,213 08/07/19 (106)
Bank of Montreal USD 14,600 EUR 12,810 09/18/19 (365)
Bank of Montreal USD 7,292 GBP 5,983 08/07/19 (15)
Bank of Montreal USD 12,066 GBP 9,466 09/18/19 (528)
Bank of Montreal USD 5,118 HKD 40,061 08/07/19 —
Bank of Montreal USD 11,028 JPY 1,197,130 08/07/19 (20)
Bank of Montreal USD 14,919 JPY 1,606,642 09/18/19 (98)
Bank of Montreal AUD 4,878 USD 3,422 08/07/19 85
Bank of Montreal AUD 4,899 USD 3,381 09/06/19 26
Bank of Montreal CAD 6,010 USD 4,596 08/07/19 41
Bank of Montreal CAD 5,938 USD 4,524 09/06/19 21
Bank of Montreal CAD 6,869 USD 5,175 09/18/19 (34)
Bank of Montreal CHF 3,779 USD 3,885 08/07/19 84
Bank of Montreal CHF 3,793 USD 3,844 09/06/19 19
Bank of Montreal EUR 13,201 USD 15,064 08/07/19 444
Bank of Montreal EUR 13,213 USD 14,773 09/06/19 105
Bank of Montreal GBP 6,032 USD 7,671 08/07/19 334
Bank of Montreal GBP 5,983 USD 7,303 09/06/19 15
Bank of Montreal HKD 39,070 USD 5,003 08/07/19 12
Bank of Montreal HKD 40,061 USD 5,120 09/06/19 —
Bank of Montreal JPY 1,214,183 USD 11,299 08/07/19 135
Bank of Montreal JPY 1,197,130 USD 11,052 09/06/19 20
Bank of New York USD 3,377 AUD 4,899 08/07/19 (26)
Bank of New York USD 4,376 AUD 6,288 09/18/19 (70)
Bank of New York USD 4,519 CAD 5,938 08/07/19 (19)
Bank of New York USD 3,830 CHF 3,793 08/07/19 (16)
Bank of New York USD 3,931 CHF 3,880 09/18/19 (14)
Bank of New York USD 14,730 EUR 13,213 08/07/19 (98)
Bank of New York USD 14,595 EUR 12,810 09/18/19 (360)
Bank of New York USD 7,282 GBP 5,983 08/07/19 (5)
Bank of New York USD 12,106 GBP 9,466 09/18/19 (568)
Bank of New York USD 5,119 HKD 40,061 08/07/19 (1)
Bank of New York USD 11,030 JPY 1,197,130 08/07/19 (22)
Bank of New York USD 14,906 JPY 1,606,642 09/18/19 (86)
Bank of New York AUD 4,878 USD 3,421 08/07/19 85
Bank of New York AUD 4,899 USD 3,381 09/06/19 26
Bank of New York CAD 6,010 USD 4,596 08/07/19 42
Bank of New York CAD 5,938 USD 4,521 09/06/19 19
Bank of New York CAD 6,869 USD 5,177 09/18/19 (32)
Bank of New York CHF 3,779 USD 3,885 08/07/19 84
Bank of New York CHF 3,793 USD 3,841 09/06/19 16
Bank of New York EUR 13,201 USD 15,063 08/07/19 442
Bank of New York EUR 13,213 USD 14,765 09/06/19 98
Bank of New York GBP 6,032 USD 7,669 08/07/19 332

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 5,983 USD 7,292 09/06/19 5
Bank of New York HKD 39,070 USD 5,004 08/07/19 13
Bank of New York HKD 40,061 USD 5,120 09/06/19 1
Bank of New York JPY 1,214,183 USD 11,301 08/07/19 136
Bank of New York JPY 1,197,130 USD 11,054 09/06/19 22
BNP Paribas USD 2,836 EUR 2,514 08/23/19 (48)
BNP Paribas EUR 100 USD 112 08/23/19 1
BNP Paribas EUR 201 USD 228 08/23/19 5
BNP Paribas EUR 208 USD 235 08/23/19 4
BNP Paribas EUR 246 USD 281 08/23/19 8
Citigroup USD 3,376 AUD 4,899 08/07/19 (25)
Citigroup USD 4,524 CAD 5,938 08/07/19 (24)
Citigroup USD 3,832 CHF 3,793 08/07/19 (18)
Citigroup USD 14,735 EUR 13,213 08/07/19 (102)
Citigroup USD 117 EUR 104 08/23/19 (2)
Citigroup USD 231 EUR 205 08/23/19 (3)
Citigroup USD 7,301 GBP 5,983 08/07/19 (23)
Citigroup USD 5,118 HKD 40,061 08/07/19 —
Citigroup USD 11,027 JPY 1,197,130 08/07/19 (19)
Citigroup USD 7,457 JPY 805,261 08/22/19 (44)
Citigroup AUD 4,878 USD 3,420 08/07/19 84
Citigroup AUD 4,899 USD 3,379 09/06/19 25
Citigroup CAD 6,010 USD 4,595 08/07/19 41
Citigroup CAD 5,938 USD 4,527 09/06/19 24
Citigroup CHF 3,779 USD 3,883 08/07/19 82
Citigroup CHF 3,793 USD 3,843 09/06/19 18
Citigroup EUR 13,201 USD 15,051 08/07/19 431
Citigroup EUR 2,307 USD 2,604 08/23/19 46
Citigroup EUR 13,213 USD 14,769 09/06/19 102
Citigroup GBP 6,032 USD 7,667 08/07/19 329
Citigroup GBP 5,983 USD 7,311 09/06/19 23
Citigroup HKD 39,070 USD 5,004 08/07/19 12
Citigroup HKD 40,061 USD 5,120 09/06/19 —
Citigroup JPY 1,214,183 USD 11,295 08/07/19 130
Citigroup JPY 1,197,130 USD 11,051 09/06/19 19
Citigroup NOK 96,553 USD 11,291 08/22/19 382
Commonwealth Bank of Australia USD 4,378 AUD 6,288 09/18/19 (71)
Commonwealth Bank of Australia USD 3,933 CHF 3,880 09/18/19 (16)
Commonwealth Bank of Australia USD 14,607 EUR 12,810 09/18/19 (372)
Commonwealth Bank of Australia USD 12,110 GBP 9,466 09/18/19 (572)
Commonwealth Bank of Australia USD 14,912 JPY 1,606,642 09/18/19 (91)
Commonwealth Bank of Australia USD 21,060 NZD 31,335 08/22/19 (476)
Commonwealth Bank of Australia CAD 6,869 USD 5,179 09/18/19 (30)
Commonwealth Bank of Australia EUR 19,315 USD 21,732 08/22/19 317
Goldman Sachs USD 138 EUR 123 08/23/19 (1)
Goldman Sachs EUR 75 USD 84 08/23/19 1
Goldman Sachs EUR 80 USD 90 08/23/19 2
HSBC USD 218 ARS 9,514 08/12/19 (4)
HSBC USD 218 ARS 9,500 08/12/19 (4)
HSBC USD 218 ARS 9,498 08/12/19 (4)
HSBC USD 436 ARS 18,933 08/12/19 (10)
HSBC USD 229 ARS 10,001 08/15/19 (5)
HSBC USD 508 ARS 22,124 08/15/19 (13)
HSBC USD 376 ARS 19,563 08/23/19 58
HSBC USD 438 ARS 19,290 08/26/19 (13)
HSBC USD 92 ARS 4,476 09/19/19 4
HSBC USD 133 ARS 6,451 09/19/19 5
HSBC USD 1,191 ARS 56,602 10/17/19 (31)
HSBC USD 3 ARS 168 10/22/19 —
HSBC USD 153 ARS 7,382 10/22/19 (3)
HSBC USD 230 ARS 11,086 10/22/19 (4)
HSBC USD 231 ARS 11,146 10/22/19 (4)
HSBC USD 96 ARS 5,597 11/07/19 15

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 37 BRL 146 01/03/20 1
HSBC USD 40 BRL 158 01/03/20 1
HSBC USD 81 BRL 310 01/03/20 (1)
HSBC USD 122 BRL 464 01/03/20 (2)
HSBC USD 123 BRL 471 01/03/20 (1)
HSBC USD 343 BRL 1,352 01/03/20 7
HSBC USD 1,720 BRL 6,569 01/03/20 (18)
HSBC USD 305 CZK 6,812 12/02/19 (11)
HSBC USD 100 HKD 782 08/19/19 —
HSBC USD 160 HKD 1,253 08/19/19 —
HSBC USD 208 HKD 1,629 08/19/19 —
HSBC USD 600 HKD 4,703 08/19/19 1
HSBC USD 928 HKD 7,268 08/19/19 1
HSBC USD 2,101 HKD 16,431 08/19/19 (1)
HSBC USD 29 HUF 8,342 08/09/19 —
HSBC USD 126 HUF 35,823 08/09/19 (4)
HSBC USD 1,298 HUF 368,397 08/09/19 (47)
HSBC USD 2,396 HUF 679,460 08/09/19 (90)
HSBC USD 87 MXN 1,669 08/05/19 —
HSBC USD 185 MXN 3,563 08/05/19 1
HSBC USD 227 MXN 4,385 08/05/19 2
HSBC USD 1,347 MXN 26,384 08/05/19 29
HSBC USD 1,232 MXN 23,966 12/02/19 (6)
HSBC USD 234 PEN 785 12/16/19 2
HSBC USD 245 PHP 12,930 09/30/19 9
HSBC USD 3,510 PLN 13,381 08/09/19 (57)
HSBC USD 3,521 PLN 13,400 08/09/19 (63)
HSBC USD 19 RON 81 08/09/19 —
HSBC USD 71 RON 298 08/09/19 (1)
HSBC USD 381 RON 1,620 08/09/19 (2)
HSBC USD 148 RUB 9,471 09/30/19 —
HSBC USD 1,682 RUB 110,484 09/30/19 40
HSBC USD 83 THB 2,651 08/19/19 3
HSBC USD 549 ZAR 7,782 08/08/19 (7)
HSBC USD 549 ZAR 7,782 08/08/19 (7)
HSBC ARS 38,588 USD 877 08/12/19 9
HSBC ARS 17,958 USD 404 08/15/19 2
HSBC ARS 9,090 USD 203 08/26/19 3
HSBC ARS 5,744 USD 123 09/19/19 —
HSBC ARS 21,335 USD 439 10/17/19 2
HSBC CLP 142,951 USD 216 09/23/19 12
HSBC COP 1,149,925 USD 350 09/24/19 1
HSBC COP 1,676,300 USD 528 09/24/19 19
HSBC COP 1,676,300 USD 529 09/24/19 20
HSBC COP 1,676,553 USD 528 09/24/19 19
HSBC HKD 13,574 USD 1,737 08/19/19 3
HSBC IDR 2,103,759 USD 143 10/08/19 (6)
HSBC IDR 2,686,612 USD 183 10/08/19 (8)
HSBC IDR 5,728,425 USD 390 10/08/19 (16)
HSBC MXN 2,608 USD 136 08/05/19 —
HSBC MXN 3,677 USD 192 08/05/19 —
HSBC MXN 5,750 USD 291 08/05/19 (9)
HSBC MXN 23,966 USD 1,256 08/05/19 6
HSBC RUB 18,730 USD 283 09/30/19 (9)
HSBC THB 11,043 USD 348 08/19/19 (12)
HSBC ZAR 3,793 USD 269 08/02/19 4
HSBC ZAR 878 USD 61 08/08/19 —
HSBC ZAR 2,178 USD 152 08/08/19 —
HSBC ZAR 3,334 USD 225 08/08/19 (7)
HSBC ZAR 9,174 USD 640 08/08/19 1
HSBC ZAR 7,782 USD 541 12/02/19 6
HSBC ZAR 7,782 USD 541 12/02/19 7
JPMorgan Chase USD 181 EUR 158 08/23/19 (5)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 433
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase EUR 89 USD 102 08/23/19 3
JPMorgan Chase GBP 500 USD 631 09/18/19 22
Northern Trust EUR 4,619 USD 5,248 09/18/19 115
Northern Trust GBP 1,784 USD 2,274 09/18/19 99
Royal Bank of Canada USD 3,377 AUD 4,899 08/07/19 (26)
Royal Bank of Canada USD 4,379 AUD 6,288 09/18/19 (72)
Royal Bank of Canada USD 4,515 CAD 5,938 08/07/19 (15)
Royal Bank of Canada USD 3,832 CHF 3,793 08/07/19 (18)
Royal Bank of Canada USD 3,936 CHF 3,880 09/18/19 (20)
Royal Bank of Canada USD 14,738 EUR 13,213 08/07/19 (106)
Royal Bank of Canada USD 14,610 EUR 12,810 09/18/19 (375)
Royal Bank of Canada USD 7,282 GBP 5,983 08/07/19 (5)
Royal Bank of Canada USD 12,096 GBP 9,466 09/18/19 (558)
Royal Bank of Canada USD 5,118 HKD 40,061 08/07/19 —
Royal Bank of Canada USD 11,029 JPY 1,197,130 08/07/19 (21)
Royal Bank of Canada USD 14,926 JPY 1,606,642 09/18/19 (105)
Royal Bank of Canada USD 11,313 SEK 106,025 08/22/19 (322)
Royal Bank of Canada AUD 4,878 USD 3,421 08/07/19 84
Royal Bank of Canada AUD 4,899 USD 3,380 09/06/19 26
Royal Bank of Canada CAD 6,010 USD 4,593 08/07/19 39
Royal Bank of Canada CAD 5,938 USD 4,518 09/06/19 15
Royal Bank of Canada CAD 6,869 USD 5,181 09/18/19 (29)
Royal Bank of Canada CHF 3,779 USD 3,887 08/07/19 86
Royal Bank of Canada CHF 3,793 USD 3,843 09/06/19 18
Royal Bank of Canada EUR 13,201 USD 15,061 08/07/19 442
Royal Bank of Canada EUR 13,213 USD 14,773 09/06/19 105
Royal Bank of Canada GBP 6,032 USD 7,668 08/07/19 331
Royal Bank of Canada GBP 29,719 USD 36,970 08/22/19 795
Royal Bank of Canada GBP 5,983 USD 7,292 09/06/19 5
Royal Bank of Canada HKD 39,070 USD 5,004 08/07/19 12
Royal Bank of Canada HKD 40,061 USD 5,120 09/06/19 —
Royal Bank of Canada JPY 1,214,183 USD 11,301 08/07/19 137
Royal Bank of Canada JPY 1,197,130 USD 11,053 09/06/19 21
State Street USD 13 AUD 19 08/23/19 —
State Street USD 79 AUD 112 08/23/19 (2)
State Street USD 1,006 AUD 1,443 09/18/19 (18)
State Street USD 4,378 AUD 6,288 09/18/19 (72)
State Street USD 219 CAD 287 08/07/19 (2)
State Street USD 1,002 CAD 1,321 09/18/19 —
State Street USD 3,934 CHF 3,880 09/18/19 (18)
State Street USD 164 EUR 147 08/01/19 (1)
State Street USD 123 EUR 108 08/23/19 (4)
State Street USD 4,032 EUR 3,517 09/18/19 (124)
State Street USD 14,604 EUR 12,810 09/18/19 (369)
State Street USD 249 GBP 196 08/07/19 (11)
State Street USD 1,002 GBP 785 09/18/19 (46)
State Street USD 12,112 GBP 9,466 09/18/19 (573)
State Street USD 203 HKD 1,588 09/06/19 —
State Street USD 513 HKD 4,015 09/18/19 —
State Street USD 2,107 INR 147,500 09/18/19 27
State Street USD 634 JPY 68,212 08/07/19 (7)
State Street USD 3,018 JPY 322,020 09/18/19 (47)
State Street USD 14,918 JPY 1,606,642 09/18/19 (98)
State Street USD 8,594 KRW 10,156,367 08/07/19 (8)
State Street USD 332 KRW 394,127 09/06/19 1
State Street USD 5,475 MXN 106,550 09/18/19 42
State Street USD 1,031 MYR 4,280 09/18/19 5
State Street USD 6,982 SEK 66,780 08/07/19 (70)
State Street USD 60 SEK 581 09/06/19 —
State Street USD 114 SEK 1,072 09/18/19 (3)
State Street USD 7,672 SGD 10,499 08/07/19 (31)
State Street USD 117 SGD 160 09/18/19 (1)
State Street USD 4,009 SGD 5,420 09/18/19 (61)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 8,094 TWD 251,573 08/07/19 (2)
State Street AUD 86 USD 60 08/07/19 2
State Street AUD 8 USD 6 08/23/19 —
State Street AUD 23 USD 16 08/23/19 —
State Street AUD 100 USD 70 08/23/19 1
State Street AUD 481 USD 329 09/06/19 —
State Street BRL 4,760 USD 1,218 09/18/19 (25)
State Street CAD 167 USD 127 09/06/19 —
State Street CAD 6,869 USD 5,180 09/18/19 (30)
State Street CHF 54 USD 55 08/07/19 1
State Street CHF 31,828 USD 32,308 08/22/19 256
State Street CHF 95 USD 96 09/06/19 —
State Street CNY 417,709 USD 60,332 09/18/19 (317)
State Street DKK 59,147 USD 9,035 09/18/19 231
State Street EUR 47 USD 54 08/07/19 2
State Street EUR 70 USD 79 08/23/19 1
State Street EUR 75 USD 84 08/23/19 1
State Street EUR 199 USD 223 08/23/19 2
State Street EUR 323 USD 366 08/23/19 8
State Street EUR 2,305 USD 2,608 08/23/19 52
State Street EUR 2,307 USD 2,605 08/23/19 47
State Street EUR 2,307 USD 2,607 08/23/19 49
State Street EUR 245 USD 272 09/06/19 —
State Street EUR 4,619 USD 5,248 09/18/19 115
State Street GBP 627 USD 764 09/06/19 —
State Street GBP 1,784 USD 2,274 09/18/19 99
State Street GBP 1,514 USD 1,890 10/25/19 42
State Street HKD 3,964 USD 508 08/07/19 1
State Street JPY 29,038 USD 267 08/01/19 —
State Street JPY 62,282 USD 574 09/06/19 —
State Street KRW 183,748 USD 159 08/07/19 4
State Street KRW 9,972,619 USD 8,630 08/07/19 199
State Street KRW 10,156,367 USD 8,601 09/06/19 7
State Street KRW 69,264,260 USD 58,912 09/18/19 283
State Street RUB 1,424,899 USD 21,568 09/18/19 (675)
State Street SEK 605 USD 65 08/07/19 3
State Street SEK 66,175 USD 7,146 08/07/19 294
State Street SEK 66,780 USD 6,998 09/06/19 68
State Street SGD 308 USD 228 08/07/19 4
State Street SGD 10,191 USD 7,536 08/07/19 119
State Street SGD 30 USD 22 09/06/19 —
State Street SGD 10,499 USD 7,675 09/06/19 30
State Street TWD 3,763 USD 122 08/07/19 1
State Street TWD 247,810 USD 8,026 08/07/19 54
State Street TWD 2,845 USD 91 09/06/19 —
State Street TWD 251,573 USD 8,108 09/06/19 2
State Street TWD 8,822 USD 282 09/18/19 (2)
UBS USD 150 EUR 133 08/23/19 (2)
UBS USD 308 EUR 276 08/23/19 (2)
UBS USD 546 EUR 487 08/23/19 (6)
UBS USD 639 EUR 572 08/23/19 (5)
UBS EUR 465 USD 519 08/01/19 4
UBS EUR 199 USD 224 08/23/19 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(160)
Total Return Swap Contracts
(+)
Amounts in thousands
Underlying Reference Entity Co unterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
Total Return Swap Contracts
(+)
Amounts in thousands
Underlying Reference Entity Co unterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Goldman Sachs ABGS1100
Commodity Index Goldman Sachs USD 19,036
Total Return on Underlying
Reference Entity
(1)
08/02/19 — (197) (197)
Goldman Sachs ABGS1100
Commodity Index ( i ) Goldman Sachs USD 85,923
Total Return on Underlying
Reference Entity
(4)
08/02/19 — (889) (889)
Russell 1000 Index Total Return Bank of America USD 34,134 3 Month LIBOR
(2)
12/20/19 — (510) (510)
Russell 1000 Index Total Return Goldman Sachs USD 35,189 3 Month LIBOR
(2)
10/10/19 — 841 841
Russell 1000 Index Total Return Goldman Sachs USD 33,729 3 Month LIBOR
(2)
10/10/19 — (847) (847)
Total Open Total Return Swap Contracts (å) — (1,602) (1,602)
( i )  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1100 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil January 2020 11.0 $ 9,460
Copper December 2019 11.0 9,434
Corn December 2019 8.8 7.596
Cotton December 2019 2.2 1.830
Crude Oil November 2019 5.7 4,936
Crude Oil January 2020 5.7 4,936
Gas Oil November 2019 2.0 1,693
Gas Oil January 2020 2.0 1,693
Gold December 2019 18.5 15,776
Heating Oil November 2019 1.6 1,392
Heating Oil January 2020 1.6 1,392
Lean Hogs December 2019 2.8 2,380
Live Cattle December 2019 5.1 4,374
Nickel November 2019 2.0 1,744
Nickel January 2020 2.0 1,744
Silver December 2019 5.8 5,009
Soybean Meal December 2019 2.0 1,718
Soybean Meal January 2020 2.0 1,718
Unleaded Gasoline November 2019 1.7 1,478
Unleaded Gasoline January 2020 1.7 1,478
Zinc November 2019 2.4 2,071
Zinc January 2020 2.4 2,071
Total Long Futures Contracts
Cash
0.0 0
Total Notional Amount
$ 85,923
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America GBP 240 1.109%
(4)
Six Month LIBOR
(3)
05/21/24
— 6 6
Barclays USD 11,597 1.790%
(4)
Three Month LIBOR
(2)
07/05/21
— (34) (34)
Barclays USD 11,597 1.789%
(4)
Three Month LIBOR
(2)
07/05/21
— (34) (34)
Barclays USD 11,597 1.788%
(4)
Three Month LIBOR
(2)
07/05/21
— (34) (34)
Barclays USD 25,610 1.828%
(4)
Three Month LIBOR
(2)
07/05/21
— (56) (56)
Barclays USD 29,059 1.889%
(4)
Three Month LIBOR
(2)
07/16/21
— (30) (30)
Barclays USD 29,146 Three Month LIBOR
(2)
1.900%
(4)
07/16/21
— 24 24
Barclays USD 30,716 Three Month LIBOR
(2)
1.890%
(4)
07/16/21
— 31 31
Barclays USD 18,038 Three Month LIBOR
(2)
1.878%
(4)
07/17/21
— 21 21
Barclays USD 15,768 1.895%
(4)
Three Month LIBOR
(2)
07/18/21
— (13) (13)
Barclays USD 461,148 Three Month LIBOR
(2)
1.700%
(4)
09/18/21
(548) 2,249 1,701
Barclays USD 11,856 Three Month LIBOR
(2)
1.820%
(4)
07/12/24
— 12 12
Barclays USD 12,289 Three Month LIBOR
(2)
1.868%
(4)
07/15/24
— (16) (16)
Barclays USD 12,160 Three Month LIBOR
(2)
1.859%
(4)
07/16/24
— (11) (11)
Barclays USD 12,251 Three Month LIBOR
(2)
1.836%
(4)
07/17/24
— 2 2
Barclays USD 12,100 Three Month LIBOR
(2)
1.873%
(4)
07/18/24
— (19) (19)
Barclays USD 9,565 1.843%
(4)
Three Month LIBOR
(2)
07/19/24
— 1 1
Barclays USD 11,543 Three Month LIBOR
(2)
1.781%
(4)
07/24/24
— 32 32
Barclays USD 22,890 Three Month LIBOR
(2)
1.792%
(4)
07/25/24
— 51 51
Barclays USD 11,376 Three Month LIBOR
(2)
1.786%
(4)
08/02/24
— — —
Barclays USD 362,893 Three Month LIBOR
(2)
1.800%
(4)
09/18/24
(2,172) 2,624 452
Barclays USD 13,006 Three Month LIBOR
(2)
1.945%
(4)
06/26/29
— 36 36
Barclays USD 13,006 Three Month LIBOR
(2)
1.945%
(4)
06/26/29
— 36 36
Barclays USD 53,275 Three Month LIBOR
(2)
2.245%
(4)
06/26/29
— (1,306) (1,306)
Barclays USD 106,550 2.145%
(4)
Three Month LIBOR
(2)
06/26/29
— 1,644 1,644
Barclays USD 5,282 Three Month LIBOR
(2)
1.934%
(4)
06/28/29
— 20 20
Barclays USD 12,522 1.958%
(4)
Three Month LIBOR
(2)
07/02/29
— (21) (21)
Barclays USD 4,800 Three Month LIBOR
(2)
1.973%
(4)
07/03/29
— 2 2
Barclays USD 3,988 1.988%
(4)
Three Month LIBOR
(2)
07/11/29
— 4 4
Barclays USD 6,227 Three Month LIBOR
(2)
1.986%
(4)
07/12/29
— (5) (5)
Barclays USD 13,072 2.024%
(4)
Three Month LIBOR
(2)
07/15/29
— 56 56
Barclays USD 5,734 Three Month LIBOR
(2)
2.079%
(4)
07/16/29
— (54) (54)
Barclays USD 6,220 1.993%
(4)
Three Month LIBOR
(2)
07/16/29
— 9 9
Barclays USD 9,962 1.923%
(4)
Three Month LIBOR
(2)
07/16/29
— (49) (49)
Barclays USD 10,624 2.036%
(4)
Three Month LIBOR
(2)
07/17/29
— 57 57
Barclays USD 27,567 Three Month LIBOR
(2)
2.065%
(4)
07/17/29
— (222) (222)
Barclays USD 10,977 1.985%
(4)
Three Month LIBOR
(2)
07/23/29
— 9 9
Barclays USD 17,653 1.965%
(4)
Three Month LIBOR
(2)
07/24/29
— (19) (19)
Barclays USD 5,946 Three Month LIBOR
(2)
1.959%
(4)
07/26/29
— 10 10
Barclays USD 9,018 Three Month LIBOR
(2)
1.978%
(4)
07/26/29
— (1) (1)
Barclays USD 18,621 Three Month LIBOR
(2)
1.975%
(4)
07/26/29
— 3 3
Barclays USD 5,555 Three Month LIBOR
(2)
2.002%
(4)
07/30/29
— (13) (13)
Barclays USD 7,626 1.981%
(4)
Three Month LIBOR
(2)
08/01/29
— 3 3
Barclays USD 5,286 Three Month LIBOR
(2)
1.975%
(4)
08/29/29
— — —
Barclays USD 199,842 2.050%
(4)
Three Month LIBOR
(2)
09/18/29
2,486 (1,142) 1,344
Barclays USD 1,181 Three Month LIBOR
(2)
2.299%
(4)
06/12/49
— (30) (30)
Barclays USD 2,196 Three Month LIBOR
(2)
2.565%
(4)
06/12/49
— (188) (188)
Barclays USD 2,883 Three Month LIBOR
(2)
2.488%
(4)
06/12/49
— (196) (196)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 437
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 3,088 2.569%
(4)
Three Month LIBOR
(2)
06/12/49
— 267 267
Barclays USD 3,157 Three Month LIBOR
(2)
2.537%
(4)
06/12/49
— (250) (250)
Barclays USD 3,500 Three Month LIBOR
(2)
2.534%
(4)
06/12/49
— (275) (275)
Barclays USD 3,775 Three Month LIBOR
(2)
2.537%
(4)
06/12/49
— (299) (299)
Barclays USD 3,871 Three Month LIBOR
(2)
2.606%
(4)
06/12/49
— (368) (368)
Barclays USD 17,474 2.647%
(4)
Three Month LIBOR
(2)
06/12/49
— 1,823 1,823
Barclays USD 13,783 Three Month LIBOR
(2)
2.380%
(4)
07/02/49
— (604) (604)
Barclays USD 27,567 2.290%
(4)
Three Month LIBOR
(2)
07/02/49
— 642 642
Barclays USD 1,344 Three Month LIBOR
(2)
2.263%
(4)
07/17/49
— (23) (23)
Barclays USD 1,371 Three Month LIBOR
(2)
2.278%
(4)
07/17/49
— (28) (28)
Barclays USD 1,378 2.229%
(4)
Three Month LIBOR
(2)
07/17/49
— 13 13
Barclays USD 1,378 2.231%
(4)
Three Month LIBOR
(2)
07/17/49
— 14 14
Barclays USD 1,654 2.252%
(4)
Three Month LIBOR
(2)
07/17/49
— 24 24
Barclays USD 1,751 2.241%
(4)
Three Month LIBOR
(2)
07/17/49
— 21 21
Barclays USD 1,861 Three Month LIBOR
(2)
2.199%
(4)
07/17/49
— (5) (5)
Barclays USD 2,205 Three Month LIBOR
(2)
2.184%
(4)
07/17/49
— 2 2
Barclays USD 2,274 Three Month LIBOR
(2)
2.189%
(4)
07/17/49
— (1) (1)
Barclays USD 2,274 Three Month LIBOR
(2)
2.194%
(4)
07/17/49
— (3) (3)
Barclays USD 5,169 2.313%
(4)
Three Month LIBOR
(2)
07/17/49
— 147 147
Barclays USD 19,659 2.250%
(4)
Three Month LIBOR
(2)
09/18/49
340 (54) 286
Citigroup USD 2,500 2.796%
(4)
Three Month LIBOR
(2)
12/27/20
— 27 27
Citigroup USD 935 1.914%
(4)
Three Month LIBOR
(2)
06/05/21
— (1) (1)
Goldman Sachs USD 6,150 1.812%
(4)
Three Month LIBOR
(2)
07/22/21
— (15) (15)
JPMorgan Chase BRL 1,700
Brazil Interbank
Deposit Rate
(5)
9.305%
(4)
01/04/21
— (36) (36)
JPMorgan Chase BRL 19,400
Brazil Interbank
Deposit Rate
(5)
8.775%
(4)
01/04/21
— (396) (396)
JPMorgan Chase HUF 383,300 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— (7) (7)
JPMorgan Chase HUF 187,700 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (12) (12)
JPMorgan Chase HUF 240,000 Six Month BUBOR
(3)
1.980%
(4)
06/26/23
— (39) (39)
JPMorgan Chase EUR 900 0.000%
(4)
Six Month LIBOR
(3)
04/16/24
— — —
JPMorgan Chase USD 1,500 Three Month LIBOR
(2)
1.763%
(4)
07/02/24
— 6 6
Merrill Lynch GBP 300 1.178%
(4)
Six Month LIBOR
(3)
05/01/24
— 9 9
Merrill Lynch GBP 800 1.135%
(4)
Six Month LIBOR
(3)
05/09/24
— 21 21
Morgan Stanley USD 3,700 Three Month LIBOR
(2)
3.093%
(4)
09/25/23
— (185) (185)
Morgan Stanley USD 425 Three Month LIBOR
(2)
2.597%
(4)
02/11/24
— (14) (14)
Total Open Interest Rate Swap Contracts (å)
106 3,850 3,956
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial Inc. Goldman Sachs
Sell
0.955% USD 770 5.000%
(2)
06/20/24
102 42 144
ArcelorMittal JPMorgan Chase
Sell
1.683% EUR 650 5.000%
(2)
06/20/26
131 25 156

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Canadian Natural
Resources JPMorgan Chase
Sell
0.296% USD 150 5.000%
(2)
06/20/20
5 1 6
Canadian Natural
Resources BNP Paribas
Sell
0.990% USD 170 1.000%
(2)
12/20/24
(4) 4 —
Canadian Natural
Resources BNP Paribas
Sell
0.990% USD 100 1.000%
(2)
12/20/24
(3) 3 —
Canadian Natural
Resources Citigroup
Sell
0.990% USD 350 1.000%
(2)
12/20/24
2 (2) —
Centurylink Inc. JPMorgan Chase
Sell
2.703% USD 638 1.000%
(2)
06/20/24
(97) 49 (48)
Dell Goldman Sachs
Sell
0.703% USD 200 1.000%
(2)
12/20/21
1 — 1
Fiat SPA Goldman Sachs
Sell
1.304% EUR 350 5.000%
(2)
06/20/24
52 17 69
Jaguar Land Rover JPMorgan Chase
Sell
0.616% EUR 410 1.000%
(2)
12/20/23
6 2 8
Jaguar Land Rover Goldman Sachs
Sell
4.750% EUR 115 5.000%
(2)
12/20/21
5 (4) 1
L Brands Goldman Sachs
Sell
3.044% USD 89 1.000%
(2)
06/20/24
(9) 1 (8)
Tesco Credit Suisse
Sell
0.489% EUR 1,000 1.000%
(2)
06/20/22
19 (2) 17
Tesco Credit Suisse
Sell
1.267% EUR 100 1.000%
(2)
06/20/25
(2) — (2)
Thyssenkrupp AG Barclays
Sell
1.041% EUR 100 1.000%
(2)
06/20/22
(2) 2 —
Total Open Corporate Issues Contracts 206 138 344
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Sell
USD 1,000 1.000%
(2)
06/20/24
(30) 2 (28)
CDX NA High Yield Index Bank of America
Purchase
USD 14,850 (5.000%)
(2)
06/20/24
(905) (194) (1,099)
CMBX NA Index Bank of America
Sell
USD 57,000 1.000%
(2)
06/20/24
862 540 1,402
CMBX NA Index Citigroup
Sell
USD 38 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Citigroup
Sell
USD 28 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Sell
USD 7 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 142 3.000%
(2)
05/11/63
(15) 2 (13)
CMBX NA Index Citigroup
Sell
USD 18 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 107 3.000%
(2)
05/11/63
(12) 2 (10)
CMBX NA Index Citigroup
Sell
USD 346 3.000%
(2)
05/11/63
(39) 6 (33)
CMBX NA Index Citigroup
Sell
EUR 250 1.000%
(2)
06/20/22
(4) 4 —
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 41 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index Citigroup
Sell
USD 56 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Citigroup
Sell
USD 34 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Citigroup
Purchase
USD 1,059 (5.000%)
(2)
05/11/63
184 (36) 148
CMBX NA Index Citigroup
Sell
USD 226 3.000%
(2)
05/11/63
(28) 7 (21)
CMBX NA Index Credit Suisse
Purchase
USD 1,938 (5.000%)
(2)
09/17/58
336 (64) 272
CMBX NA Index Credit Suisse
Sell
USD 25 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
3 (2) 1
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 — 6
CMBX NA Index Goldman Sachs
Sell
USD 222 3.000%
(2)
05/11/63
(32) 11 (21)
CMBX NA Index Goldman Sachs
Purchase
USD 7 (5.000%)
(2)
05/11/63
1 — 1
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (1) 7
CMBX NA Index Goldman Sachs
Sell
USD 4,500 3.000%
(2)
05/11/63
(702) 279 (423)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 439
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (1) 7
CMBX NA Index Goldman Sachs
Sell
USD 1,275 3.000%
(2)
05/11/63
(204) 84 (120)
CMBX NA Index Goldman Sachs
Sell
USD 193 3.000%
(2)
05/11/63
(29) 11 (18)
CMBX NA Index Goldman Sachs
Sell
USD 20 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Goldman Sachs
Sell
USD 15,000 3.000%
(2)
05/11/63
(1,485) 75 (1,410)
CMBX NA Index Goldman Sachs
Sell
USD 4,544 3.000%
(2)
05/11/63
(437) 10 (427)
CMBX NA Index Goldman Sachs
Sell
USD 40 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index JPMorgan Chase
Sell
USD 95 1.000%
(2)
06/20/24
— — —
CMBX NA Index JPMorgan Chase
Sell
USD 669 3.000%
(2)
05/11/63
(81) 18 (63)
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
11/17/59
8 (3) 5
CMBX NA Index JPMorgan Chase
Sell
USD 501 3.000%
(2)
12/20/22
(61) 14 (47)
CMBX NA Index JPMorgan Chase
Purchase
USD 455 (5.000%)
(2)
05/11/63
60 (14) 46
CMBX NA Index JPMorgan Chase
Sell
USD 163 3.000%
(2)
01/12/45
(20) 5 (15)
CMBX NA Index JPMorgan Chase
Sell
USD 135 3.000%
(2)
01/17/47
(15) 2 (13)
CMBX NA Index JPMorgan Chase
Purchase
USD 139 (5.000%)
(2)
11/18/54
15 (1) 14
CMBX NA Index JPMorgan Chase
Purchase
USD 70 (5.000%)
(2)
11/18/54
7 — 7
CMBX NA Index JPMorgan Chase
Purchase
USD 81 (5.000%)
(2)
11/18/54
8 — 8
CMBX NA Index JPMorgan Chase
Purchase
USD 458 (5.000%)
(2)
05/11/63
64 (18) 46
CMBX NA Index JPMorgan Chase
Sell
USD 13,242 3.000%
(2)
05/05/25
(1,735) 490 (1,245)
CMBX NA Index Morgan Stanley
Sell
USD 17 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(6) — (6)
CMBX NA Index Morgan Stanley
Sell
USD 45 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 47 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 34 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 (4) 2
CMBX NA Index Morgan Stanley
Sell
USD 123 3.000%
(2)
05/11/63
(17) 5 (12)
CMBX NA Index Morgan Stanley
Sell
USD 77 3.000%
(2)
05/11/63
(7) — (7)
CMBX NA Index Morgan Stanley
Sell
USD 33 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Morgan Stanley
Sell
USD 49 3.000%
(2)
05/11/63
(5) — (5)
CMBX NA Index Morgan Stanley
Sell
USD 79 3.000%
(2)
05/11/63
(8) 1 (7)
CMBX NA Index Morgan Stanley
Sell
USD 65 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Morgan Stanley
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(26) 18 (8)
CMBX NA Index Morgan Stanley
Sell
USD 134 3.000%
(2)
05/11/63
(17) 4 (13)
CMBX NA Index Morgan Stanley
Sell
USD 364 3.000%
(2)
05/11/63
(52) 18 (34)
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 189 3.000%
(2)
05/11/63
(28) 10 (18)
CMBX NA Index Morgan Stanley
Purchase
USD 135 (5.000%)
(2)
09/17/58
16 (2) 14
CMBX NA Index Morgan Stanley
Sell
USD 334 3.000%
(2)
05/11/63
(41) 10 (31)
CMBX NA Index Morgan Stanley
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (1) 7
CMBX NA Index Morgan Stanley
Sell
USD 100 3.000%
(2)
05/11/63
(12) 3 (9)
CMBX NA Index Morgan Stanley
Sell
USD 31 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Purchase
USD 103 (5.000%)
(2)
11/18/54
10 — 10
CMBX NA Index Morgan Stanley
Sell
USD 143 3.000%
(2)
05/11/63
(21) 8 (13)
CMBX NA Index Morgan Stanley
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
EUR 245 1.000%
(2)
06/20/24
(1) 4 3
CMBX NA Index Morgan Stanley
Sell
USD 55 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Morgan Stanley
Sell
USD 94 3.000%
(2)
05/11/63
(14) 5 (9)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Sell
USD 345 3.000%
(2)
05/11/63
(56) 24 (32)
CMBX NA Index Morgan Stanley
Sell
USD 66 3.000%
(2)
05/11/63
(8) 2 (6)
iTraxx Europe Crossover
Index Barclays
Purchase
USD 55 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Barclays
Purchase
USD 60 (1.000%)
(2)
06/20/24
1 (1) —
iTraxx Europe Crossover
Index Citigroup
Purchase
USD 13 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Citigroup
Purchase
USD 20 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Credit Suisse
Sell
EUR 400 5.000%
(2)
06/20/24
77 2 79
iTraxx Europe Crossover
Index Credit Suisse
Purchase
USD 1,328 (5.000%)
(2)
09/17/58
133 — 133
iTraxx Europe Crossover
Index Credit Suisse
Sell
USD 11,280 3.000%
(2)
05/11/63
(1,061) — (1,061)
iTraxx Europe Crossover
Index Credit Suisse
Sell
EUR 50 5.000%
(2)
06/20/22
7 (1) 6
iTraxx Europe Crossover
Index Goldman Sachs
Purchase
USD 60 (1.000%)
(2)
06/20/24
1 (1) —
iTraxx Europe Crossover
Index Goldman Sachs
Sell
EUR 50 5.000%
(2)
12/20/24
6 — 6
iTraxx Europe Crossover
Index Goldman Sachs
Purchase
USD 15 (1.000%)
(2)
06/20/24
— — —
iTraxx Europe Crossover
Index Goldman Sachs
Sell
EUR 100 5.000%
(2)
12/20/24
13 (2) 11
iTraxx Europe Crossover
Index Goldman Sachs
Sell
EUR 100 1.000%
(2)
06/20/22
— — —
iTraxx Europe Crossover
Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
4 (1) 3
iTraxx Europe Crossover
Index Goldman Sachs
Sell
USD 150 5.000%
(2)
12/20/24
(2) 3 1
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
EUR 350 5.000%
(2)
06/20/22
48 (3) 45
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
USD 110 1.000%
(2)
06/20/24
1 (1) —
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
EUR 200 5.000%
(2)
06/20/20
10 — 10
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
EUR 200 5.000%
(2)
06/20/22
29 — 29
iTraxx Europe Crossover
Index JPMorgan Chase
Purchase
USD 65 (1.000%)
(2)
06/20/24
1 (1) —
iTraxx Europe Crossover
Index JPMorgan Chase
Purchase
USD 86 (5.000%)
(2)
11/18/54
9 — 9
iTraxx Europe Crossover
Index JPMorgan Chase
Sell
EUR 50 5.000%
(2)
12/20/24
6 — 6
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 32 (5.000%)
(2)
09/17/58
3 — 3
iTraxx Europe Crossover
Index Merrill Lynch
Sell
USD 1,117 3.000%
(2)
05/11/63
(107) 2 (105)
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 32 (5.000%)
(2)
09/17/58
3 — 3
iTraxx Europe Crossover
Index Merrill Lynch
Purchase
USD 86 (5.000%)
(2)
11/18/54
9 — 9
Total Open Credit Indices Contracts (5,439) 1,342 (4,097)
Total Open Credit Default Swap Contracts (å) (5,233) 1,480
(3,753)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 2,273 $ —
$ —
$ 2,273
Corporate Bonds and Notes — 100,517 —
—
100,517
International Debt — 50,890 —
—
50,890
Loan Agreements — 45,714 —
—
45,714
Mortgage-Backed Securities — 365,447 821
—
366,268
Non-US Bonds — 68,818 —
—
68,818
United States Government Treasuries — 452 —
—
452
Common Stocks
Consumer Discretionary 63,895 73,605 —
—
137,500
Consumer Staples 25,605 14,493 —
—
40,098
Energy 31,855 14,810 —
—
46,665
Financial Services 213,238 115,395 5
—
328,638
Health Care 62,611 19,288 —
—
81,899
Materials and Processing 89,850 47,337 —
—
137,187
Producer Durables 103,477 71,642 —
—
175,119
Technology 166,974 30,371 —
—
197,345
Utilities 69,982 39,226 —
—
109,208
Preferred Stocks 3,812 2,947 —
—
6,759
Options Purchased 6,413 1,176 —
—
7,589
Warrants & Rights — 28 92
—
120
Short-Term Investments — 68,293 —
211,060
279,353
Other Securities — — —
36,037
36,037
Total Investments 837,712 1,132,722 918 247,097 2,218,449
Other Assets and Liabilities, Net
Other Financial Instruments
Assets
Futures Contracts 15,96 8 — —
—
15,96 8
Foreign Currency Exchange Contracts 4 9,45 5 —
—
9,4 59
Total Return Swap Contracts — 841 —
—
841
Interest Rate Swap Contracts — 8,868 —
—
8,868
Credit Default Swap Contracts — 2,761 —
—
2,761
A
Liabilities
Futures Contracts (27,5 10 ) — —
—
(27,5 10 )
Options Written (1,002) (435) —
—
(1,437)
Foreign Currency Exchange Contracts (103) (9,51 6 ) —
—
(9,6 19 )
Total Return Swap Contracts — (2,443) —
—
(2,443)
Interest Rate Swap Contracts — (4,912) —
—
(4,912)
Credit Default Swap Contracts — (6,514) —
—
(6,514)
Total Other Financial Instruments
*
$ (12,643) $ (1,89 5 ) $ — $ — $ (14,538)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Growth Strategy Fund
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,266
Australia .................................................................................
18,957
Austria ....................................................................................
4,193
Belgium ..................................................................................
9,825
Bermuda .................................................................................
5,319
Brazil ......................................................................................
17,190
Canada ....................................................................................
79,860
Cayman Islands .......................................................................
5,281
Chile .......................................................................................
3,070
China ......................................................................................
57,821
Colombia .................................................................................
6,380
Czech Republic .......................................................................
3,445
Denmark .................................................................................
15,464
Finland ...................................................................................
6,915
France .....................................................................................
28,100
Georgia ...................................................................................
140
Germany .................................................................................
20,018
Greece ....................................................................................
1,604
Guernsey .................................................................................
2,065
Hong Kong ..............................................................................
21,572
India .......................................................................................
6,720
Indonesia ................................................................................
6,592
Ireland ....................................................................................
6,565
Israel .......................................................................................
5,445
Italy ........................................................................................
20,516
Japan ......................................................................................
131,545
Jersey ......................................................................................
1,275
Luxembourg ............................................................................
6,977
Marshall Islands .....................................................................
2,802
Mexico ....................................................................................
14,193
Monaco ...................................................................................
171
Netherlands ............................................................................
7,887
Norway ....................................................................................
4,571
Peru ........................................................................................
2,707
Poland .....................................................................................
412
Portugal ..................................................................................
596
Puerto Rico .............................................................................
6,101
Romania ..................................................................................
1,888
Russia .....................................................................................
29,652
Singapore ................................................................................
10,344
South Africa ............................................................................
13,067
South Korea ............................................................................
23,415
Spain .......................................................................................
8,420
Sweden ....................................................................................
5,177
Switzerland .............................................................................
2,299
Taiwan .....................................................................................
4,625
Thailand ..................................................................................
7,747
Turkey .....................................................................................
3,738

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 443
Amounts in thousands
Country Exposure
Fair Value
$
Ukraine ...................................................................................
2,638
United Arab Emirates .............................................................
1,030
United Kingdom ......................................................................
37,238
United States ...........................................................................
1,529,376
Virgin Islands, British .............................................................
3,235
Total Investments .................................................................... 2,218,449

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 14.4%
Advance Auto Parts, Inc. 343 52
Amazon.com, Inc.(Æ) 1,568 2,927
AutoNation, Inc.(Æ) 1,314 64
Best Buy Co., Inc. 2,446 187
BorgWarner, Inc. 1,216 46
CarMax, Inc.(Æ) 2,143 188
Carnival Corp. 2,543 120
Comcast Corp. Class A 23,631 1,020
Costco Wholesale Corp. 2,288 631
Dick's Sporting Goods, Inc. 1,283 48
Dollar General Corp. 1,953 262
DR Horton, Inc. 2,712 124
eBay, Inc. 5,211 215
Expedia, Inc. 525 70
Foot Locker, Inc. 760 31
Ford Motor Co. 20,117 192
Fox Corp. Class A 3,198 119
Gap, Inc. (The) 3,571 70
Garmin, Ltd. 1,079 85
Gentex Corp. 3,254 89
Goodyear Tire & Rubber Co. (The) 2,724 37
Graham Holdings Co. Class B 122 91
H&R Block, Inc. 2,631 73
Hasbro, Inc. 1,340 162
Home Depot, Inc. (The) 6,060 1,295
Kohl's Corp. 1,853 100
Lear Corp. 963 122
Lennar Corp. Class A 1,311 62
Macy's, Inc. 3,532 80
Madison Square Garden Co. (The) Class A(Æ) 168 49
Netflix, Inc.(Æ) 1,659 536
Nike, Inc. Class B 7,040 606
PulteGroup, Inc. 2,943 93
PVH Corp. 797 71
Qurate Retail, Inc. Class A(Æ) 2,663 38
Ross Stores, Inc. 1,552 164
Skechers U.S.A., Inc. Class A(Æ) 1,543 58
Starbucks Corp. 6,043 572
Target Corp. 1,983 171
Thor Industries, Inc. 937 56
Tiffany & Co. 1,156 108
TJX Cos., Inc. 8,562 467
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 214 75
Urban Outfitters, Inc.(Æ) 2,938 70
Walmart, Inc. 7,308 807
Walt Disney Co. (The) 9,745 1,394
Whirlpool Corp. 556 81
Wyndham Destinations, Inc. 1,432 67
Wyndham Hotels & Resorts, Inc. 1,432 81
14,126
Consumer Staples - 5.5%
Altria Group, Inc. 7,655 360
Archer-Daniels-Midland Co. 7,281 299
Bunge, Ltd. 991 58
Coca-Cola Co. (The) 14,628 770
Constellation Brands, Inc. Class A 634 125
CVS Health Corp. 5,880 328
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hormel Foods Corp. 4,652 191
Kimberly-Clark Corp. 1,310 178
Kraft Heinz Foods Co. 2,365 76
Molson Coors Brewing Co. Class B 1,487 80
Mondelez International, Inc. Class A 8,976 480
PepsiCo, Inc. 5,648 722
Procter & Gamble Co. (The) 9,891 1,168
Sprouts Farmers Market, Inc.(Æ) 2,538 43
Tyson Foods, Inc. Class A 2,406 191
Walgreens Boots Alliance, Inc. 5,140 280
5,349
Energy - 4.2%
Chevron Corp. 8,004 985
Concho Resources, Inc. 762 75
ConocoPhillips 7,141 422
Exxon Mobil Corp. 16,412 1,220
First Solar, Inc.(Æ) 857 55
Helmerich & Payne, Inc. 1,227 61
HollyFrontier Corp. 1,297 65
Marathon Petroleum Corp. 2,560 144
National Oilwell Varco, Inc. 1,664 40
Occidental Petroleum Corp. 2,850 146
Phillips 66 3,445 353
SM Energy Co. 2,696 27
Valero Energy Corp. 4,311 368
Williams Cos., Inc. (The) 4,603 113
4,074
Financial Services - 20.9%
Ally Financial, Inc. 1,926 63
American Express Co. 4,604 573
American International Group, Inc. 7,043 394
American National Insurance Co. 2,476 300
American Tower Corp.(ö) 1,696 359
Apartment Investment & Management Co.
Class A(ö) 2,312 115
Assurant, Inc. 1,068 121
Assured Guaranty, Ltd. 7,821 342
AXA Equitable Holdings, Inc. 4,227 95
Bank of America Corp. 40,974 1,257
Berkshire Hathaway, Inc. Class B(Æ) 7,392 1,519
Brighthouse Financial, Inc.(Æ) 2,217 87
Capital One Financial Corp. 2,098 194
CBRE Group, Inc. Class A(Æ) 1,953 103
Cincinnati Financial Corp. 2,745 295
Citigroup, Inc. 10,669 759
Comerica, Inc. 912 67
Crown Castle International Corp.(ö) 1,710 228
Duke Realty Corp.(ö) 4,212 140
E*Trade Financial Corp. 3,806 186
Equifax, Inc. 652 91
Equity Commonwealth(ö) 4,645 156
Federal Realty Investment Trust(ö) 676 89
Fidelity National Financial, Inc. 4,299 184
Fidelity National Information Services, Inc. 1,890 252
First Hawaiian, Inc. 1,777 48
Globe Life Inc.(Æ) 1,928 176
Goldman Sachs Group, Inc. (The) 2,060 453
Huntington Bancshares, Inc. 10,892 155

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intercontinental Exchange, Inc. 2,404 211
Jack Henry & Associates, Inc. 581 81
Jefferies Financial Group, Inc.(Æ) 2,584 55
Jones Lang LaSalle, Inc. 297 43
JPMorgan Chase & Co. 15,215 1,765
Kilroy Realty Corp.(ö) 1,430 114
Lamar Media Corp. Class A(ö) 682 55
Legg Mason, Inc. 2,165 82
Lincoln National Corp. 2,048 134
MarketAxess Holdings, Inc. 185 62
MasterCard, Inc. Class A 5,529 1,505
Merck & Co., Inc. 11,486 953
MetLife, Inc. 5,869 290
Morningstar, Inc. 801 122
Nasdaq, Inc. 2,180 210
Old Republic International Corp. 2,157 49
PayPal Holdings, Inc.(Æ) 4,512 498
People's United Financial, Inc. 6,598 108
Popular, Inc. 7,049 406
Public Storage(ö) 857 208
Raymond James Financial, Inc. 1,782 144
Realogy Holdings Corp. 3,759 20
Realty Income Corp.(ö) 1,306 90
Renaissance Holdings, Ltd. 1,137 206
SEI Investments Co. 2,545 152
SL Green Realty Corp.(ö) 803 65
TD Ameritrade Holding Corp. 4,170 213
Total System Services, Inc. 2,437 331
Unum Group 4,080 130
US Bancorp 8,078 462
Visa, Inc. Class A 6,920 1,232
Weingarten Realty Investors(ö) 2,030 57
Wells Fargo & Co. 21,939 1,062
Weyerhaeuser Co.(ö) 2,839 72
White Mountains Insurance Group, Ltd. 79 85
WR Berkley Corp. 2,743 190
Zions Bancorp NA 3,493 157
20,420
Health Care - 10.6%
Abbott Laboratories 6,677 582
AbbVie, Inc. 5,608 374
Amgen, Inc. 2,660 496
Baxter International, Inc. 3,624 304
Biogen, Inc.(Æ) 894 213
Bristol-Myers Squibb Co. 6,720 298
Bruker Corp. 1,211 58
Centene Corp.(Æ) 1,571 82
Cigna Corp. 3,355 570
Dentsply Sirona, Inc. 2,613 142
DexCom , Inc.(Æ) 534 84
Eli Lilly & Co. 4,646 506
Gilead Sciences, Inc. 5,016 329
HCA Healthcare, Inc. 1,897 253
Henry Schein, Inc.(Æ) 2,414 161
Hill-Rom Holdings, Inc. 428 46
Humana, Inc. 606 180
IDEXX Laboratories, Inc.(Æ) 1,149 324
Johnson & Johnson 10,220 1,331
McKesson Corp. 729 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MEDNAX, Inc.(Æ) 1,558 38
Medtronic PLC 6,574 670
PerkinElmer, Inc. 2,078 179
Pfizer, Inc. 22,457 872
Premier, Inc. Class A(Æ) 1,649 64
Regeneron Pharmaceuticals, Inc.(Æ) 729 222
ResMed , Inc. 905 116
United Therapeutics Corp.(Æ) 369 29
UnitedHealth Group, Inc. 5,469 1,362
Universal Health Services, Inc. Class B 390 59
Varian Medical Systems, Inc.(Æ) 1,286 151
WellCare Health Plans, Inc.(Æ) 586 168
10,364
Materials and Processing - 2.8%
Albemarle Corp. 1,165 85
Amcor PLC 7,578 80
Ball Corp. 2,894 207
Cabot Corp. 1,094 49
Domtar Corp. 3,671 156
Dow Chemical Co. (The) 3,820 185
DuPont de Nemours, Inc. 3,820 276
FMC Corp. 1,114 96
Freeport-McMoRan, Inc. 6,395 71
Huntsman Corp. 2,153 44
International Flavors & Fragrances, Inc. 520 75
Linde PLC 2,094 401
Masco Corp. 3,011 123
Newmont Mining Corp. 2,293 84
Owens Corning 959 56
Packaging Corp. of America 995 100
Reliance Steel & Aluminum Co. 589 59
Royal Gold, Inc. 1,227 140
Sealed Air Corp. 1,407 59
United States Steel Corp. 9,668 145
Vulcan Materials Co. 817 113
Westrock Co. 3,314 119
2,723
Producer Durables - 10.7%
3M Co. 3,070 536
Accenture PLC Class A 2,894 557
AGCO Corp. 898 69
Allison Transmission Holdings, Inc. Class A 978 45
Ametek , Inc. 1,190 107
Arcosa , Inc. 2,063 77
Avery Dennison Corp. 1,187 136
Boeing Co. (The) 3,455 1,179
Booz Allen Hamilton Holding Corp. Class A 1,211 83
Caterpillar, Inc. 2,189 288
Cintas Corp. 713 186
Colfax Corp.(Æ) 1,584 44
Cummins, Inc. 1,106 181
Delta Air Lines, Inc. 3,365 205
Eaton Corp. PLC 2,314 190
Emerson Electric Co. 5,220 339
Expeditors International of Washington, Inc. 1,332 102
Flir Systems, Inc. 1,971 98
Flowserve Corp. 2,221 111
Honeywell International, Inc. 3,174 547

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDEX Corp. 1,701 286
Jacobs Engineering Group, Inc. 2,018 167
JetBlue Airways Corp.(Æ) 2,828 54
Johnson Controls International PLC(Æ) 3,469 147
Kirby Corp.(Æ) 592 46
Knight-Swift Transportation Holdings, Inc.
(Æ) 1,415 51
L3Harris Technologies, Inc. 2,530 525
ManpowerGroup , Inc. 556 51
Mettler -Toledo International, Inc.(Æ) 350 265
Oshkosh Corp. 1,097 92
Quanta Services, Inc. 1,940 73
Robert Half International, Inc. 1,651 100
Ryder System, Inc. 800 43
Schneider National, Inc. Class B 7,051 136
Snap-on, Inc. 769 117
Southwest Airlines Co. 3,201 165
Square, Inc. Class A(Æ) 1,552 125
Terex Corp. 1,917 58
Textron, Inc. 2,068 102
Trimble Navigation, Ltd.(Æ) 1,732 73
Trinity Industries, Inc. 6,189 121
Union Pacific Corp. 5,311 956
United Continental Holdings, Inc.(Æ) 1,529 141
United Parcel Service, Inc. Class B 2,646 316
United Technologies Corp. 4,472 598
Waters Corp.(Æ) 1,268 267
WESCO International, Inc.(Æ) 1,491 76
Xylem, Inc. 2,411 194
10,425
Technology - 22.4%
Akamai Technologies, Inc.(Æ) 1,200 106
Alphabet, Inc. Class A(Æ) 1,686 2,054
Alphabet, Inc. Class C(Æ) 1,168 1,421
Amdocs, Ltd. 1,790 114
Analog Devices, Inc. 1,401 165
Ansys , Inc.(Æ) 408 83
Apple, Inc. 19,939 4,248
Avnet, Inc. 1,478 67
Black Knight, Inc.(Æ) 1,318 83
Broadcom, Inc. 1,509 438
Cadence Design Systems, Inc.(Æ) 4,151 307
Cars.com, Inc.(Æ) 1 —
Cisco Systems, Inc. 22,800 1,263
Corteva , Inc. Class W 3,820 113
Covetrus , Inc.(Æ) 1,493 35
Dolby Laboratories, Inc. Class A 2,646 180
DXC Technology Co. 3,358 187
Electronic Arts, Inc.(Æ) 2,871 266
Facebook, Inc. Class A(Æ) 9,070 1,762
Hewlett Packard Enterprise Co. Class H 15,276 219
HP, Inc.(Æ) 12,517 263
Intel Corp. 17,580 889
Lam Research Corp. 1,534 320
Leidos Holdings, Inc. 900 74
Marvell Technology Group, Ltd. 2,852 75
Maxim Integrated Products, Inc. 1,820 108
Microchip Technology, Inc. 2,202 208
Micron Technology, Inc.(Æ) 11,166 501
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Microsoft Corp. 29,554 4,027
NVIDIA Corp. 2,303 389
Oracle Corp. 9,688 545
Skyworks Solutions, Inc. 909 77
Tableau Software, Inc. Class A(Æ) 470 80
Teradyne, Inc. 2,531 141
Texas Instruments, Inc. 4,185 523
Twilio , Inc. Class A(Æ) 1,401 195
VeriSign, Inc.(Æ) 1,225 259
VMware, Inc. Class A 362 63
21,848
Utilities - 5.0%
Ameren Corp. 3,737 283
American Electric Power Co., Inc. 4,068 357
AT&T, Inc. 28,530 971
Baker Hughes, a GE Co. LLC 3,366 85
Centennial Resource Development, Inc. Class
A(Æ) 5,048 30
CMS Energy Corp. 5,345 311
CNX Resources Corp.(Æ) 27,308 225
Duke Energy Corp. 5,084 441
Evergy , Inc. 1,532 93
Exelon Corp. 10,298 464
FirstEnergy Corp. 2,224 98
Hawaiian Electric Industries, Inc. 5,134 230
NiSource, Inc. 4,424 131
NRG Energy, Inc. 3,426 117
Pinnacle West Capital Corp. 2,022 184
Verizon Communications, Inc. 15,811 874
Whiting Petroleum Corp.(Æ) 1,840 33
4,927
Total Common Stocks
(cost $46,749) 94,256
Options Purchased - 0.4%
(Number of Contracts)
SPX Volatility Index
Goldman Sachs Sep 2019 20.00 Call
(102)
USD 204 (ÿ)
13
Goldman Sachs Sep 2019 23.00 Call
(68)
USD 156 (ÿ)
6
Goldman Sachs Sep 2019 27.00 Call
(204)
USD 551 (ÿ)
12
Goldman Sachs Oct 2019 20.00 Call
(102)
USD 204 (ÿ)
17
Goldman Sachs Oct 2019 21.00 Call
(68)
USD 143 (ÿ)
10
Goldman Sachs Oct 2019 26.00 Call
(204)
USD 530 (ÿ)
17
Goldman Sachs Nov 2019 20.00 Call
(68)
USD 136 (ÿ)
12
Goldman Sachs Nov 2019 24.00 Call
(204)
USD 490 (ÿ)
23
Goldman Sachs Aug 2019 17.00 Put
(102)
USD 173 (ÿ)
22
Goldman Sachs Aug 2019 18.00 Put
(136)
USD 245 (ÿ)
40
Goldman Sachs Aug 2019 20.00 Put
(204)
USD 408 (ÿ)
95
Goldman Sachs Sep 2019 16.00 Put
(102)
USD 163 (ÿ)
14

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goldman Sachs Sep 2019 17.00 Put
(136)
USD 231 (ÿ)
27
Goldman Sachs Sep 2019 20.00 Put
(204)
USD 408 (ÿ)
85
Goldman Sachs Oct 2019 16.00 Put
(136)
USD 218 (ÿ)
20
Total Options Purchased
(cost $426) 413
Short-Term Investments - 3.0%
U.S. Cash Management Fund (@) 2,947,688
(∞)
2,949
Total Short-Term Investments
(cost $2,949) 2,949
Total Investments 99.9%
(identified cost $50,124) 97,618
Other Assets and Liabilities, Net
- 0.1%
67
Net Assets - 100.0%
97,685

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Strategic Call Overwriting Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 22 USD 3,281 09/19
53
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
53
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Goldman Sachs
Call 40 2,965.00 USD 11,860 08/02/19
(119)
S&P 500 Index
Goldman Sachs
Call 35 3,010.00 USD 10,535 08/02/19
(48)
S&P 500 Index
Goldman Sachs
Call 25 3,030.00 USD 7,575 08/09/19
(4)
S&P 500 Index
Goldman Sachs
Call 25 3,055.00 USD 7,638 08/09/19
(4)
S&P 500 Index
Goldman Sachs
Call 105 3,060.00 USD 32,130 08/16/19
(34)
S&P 500 Index
Goldman Sachs
Call 35 3,025.00 USD 10,588 08/23/19
(60)
SPX Volatility Index
Goldman Sachs
Put 204 16.00 USD 326 08/21/19
(31)
SPX Volatility Index
Goldman Sachs
Put 204 15.00 USD 306 09/18/19
(18)
Total Liability for Options Written (premiums received $589)
(318)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Common Stocks
Consumer Discretionary $ 14,126 $ — $ —
$ —
$ 14,126
Consumer Staples 5,349 — —
—
5,349
Energy 4,074 — —
—
4,074
Financial Services 20,420 — —
—
20,420
Health Care 10,364 — —
—
10,364
Materials and Processing 2,723 — —
—
2,723
Producer Durables 10,425 — —
—
10,425
Technology 21,848 — —
—
21,848
Utilities 4,927 — —
—
4,927
Options Purchased 413 — —
—
413
Short-Term Investments — — —
2,949
2,949
Total Investments 94,669 — — 2,949 97,618
Other Financial Instruments
Assets
Futures Contracts 53 — — — 53
Liabilities
Options Written (318) — — — (318)
Total Other Financial Instruments
*
$ (265) $ — $ — $ — $ (265)

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 449
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 15.4%
Advance Auto Parts, Inc. 3,591 541
Amazon.com, Inc.(Æ) 7,800 14,561
Amerco , Inc. 1,407 545
Aramark 24,465 885
AutoZone, Inc.(Æ) 739 830
Best Buy Co., Inc. 11,212 858
BorgWarner, Inc. 12,093 457
Bright Horizons Family Solutions, Inc.(Æ) 5,461 830
Brunswick Corp. 11,368 559
Burlington Stores, Inc.(Æ) 3,852 696
Capri Holdings, Ltd.(Æ) 14,611 520
Carnival Corp. 23,189 1,095
Carter's, Inc. 5,824 542
CBS Corp. Class B 11,115 573
Charter Communications, Inc. Class A(Æ) 2,358 909
Choice Hotels International, Inc. 6,084 522
Columbia Sportswear Co. 4,285 454
Comcast Corp. Class A 107,942 4,660
Costco Wholesale Corp. 2,047 564
Darden Restaurants, Inc. 6,388 777
Dick's Sporting Goods, Inc.(Ñ) 15,196 565
Discovery, Inc. Class A(Æ)(Ñ) 16,553 502
Dollar General Corp. 7,493 1,004
Dollar Tree, Inc.(Æ) 9,480 965
DR Horton, Inc. 28,929 1,329
Dunkin' Brands Group, Inc. 7,944 637
Extended Stay America, Inc. 29,755 497
Foot Locker, Inc. 13,403 550
Ford Motor Co. 122,753 1,170
Fortune Brands Home & Security, Inc. 13,228 727
Gap, Inc. (The) 19,130 373
Garmin, Ltd. 8,703 684
General Motors Co. 24,836 1,002
Gentex Corp. 22,078 605
Genuine Parts Co. 9,472 920
Graham Holdings Co. Class B 1,598 1,187
Grand Canyon Education, Inc.(Æ) 8,906 969
H&R Block, Inc. 20,016 554
Hilton Worldwide Holdings, Inc. 8,332 804
Home Depot, Inc. (The) 19,457 4,158
Hyatt Hotels Corp. Class A 6,616 512
Interpublic Group of Cos., Inc. (The) 22,564 517
Kohl's Corp. 11,923 642
Kontoor Brands, Inc. 1,219 36
Las Vegas Sands Corp. 10,532 637
Lear Corp. 4,003 507
Leggett & Platt, Inc. 18,244 729
Lennar Corp. Class A 23,812 1,133
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 13,623 567
Liberty Media Corp.-Liberty SiriusXM Class
C(Æ) 18,971 794
LKQ Corp.(Æ) 26,978 727
Lowe's Cos., Inc. 6,521 661
Lululemon Athletica, Inc.(Æ) 3,754 717
Macy's, Inc. 30,502 693
Marriott International, Inc. Class A 5,325 740
McDonald's Corp. 10,150 2,139
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Media General, Inc.(Š) 1,092 —
Mohawk Industries, Inc.(Æ) 6,837 853
Netflix, Inc.(Æ) 2,656 858
Nike, Inc. Class B 20,205 1,738
Norwegian Cruise Line Holdings, Ltd.(Æ) 18,652 922
NVR, Inc.(Æ) 183 612
Omnicom Group, Inc. 15,789 1,267
Penske Automotive Group, Inc. 12,442 572
PulteGroup, Inc. 22,865 720
PVH Corp. 3,293 293
Ross Stores, Inc. 9,759 1,035
Royal Caribbean Cruises, Ltd. 9,044 1,052
Service Corp. International 15,983 737
ServiceMaster Global Holdings, Inc.(Æ) 16,917 900
Skechers U.S.A., Inc. Class A(Æ) 18,685 709
Starbucks Corp. 15,856 1,501
Tapestry, Inc. 25,811 798
Target Corp. 18,997 1,641
Tiffany & Co. 6,012 565
TJX Cos., Inc. 33,276 1,816
Toll Brothers, Inc. 13,583 489
Tractor Supply Co. 4,785 521
Tribune Media Co. Class A 16,836 782
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 2,451 856
Vail Resorts, Inc. 3,550 875
VF Corp. 8,538 746
Viacom, Inc. Class B 20,998 637
Walmart, Inc. 10,678 1,179
Walt Disney Co. (The) 33,689 4,818
Wendy's Co. (The) 26,812 488
Williams-Sonoma, Inc.(Ñ) 11,927 795
Yum China Holdings, Inc. 11,251 512
Yum! Brands, Inc. 4,859 547
94,165
Consumer Staples - 3.6%
Altria Group, Inc. 27,960 1,316
Archer-Daniels-Midland Co. 33,926 1,394
Coca-Cola Co. (The) 55,882 2,941
CVS Health Corp. 31,292 1,748
General Mills, Inc. 15,915 845
JM Smucker Co. (The) 4,923 548
Kraft Heinz Foods Co. 25,553 818
Molson Coors Brewing Co. Class B 9,918 536
Mondelez International, Inc. Class A 23,025 1,232
Monster Beverage Corp.(Æ) 9,180 592
PepsiCo, Inc. 14,840 1,897
Philip Morris International, Inc. 22,453 1,877
Post Holdings, Inc.(Æ) 6,737 722
Procter & Gamble Co. (The) 34,127 4,028
Tyson Foods, Inc. Class A 10,418 828
Walgreens Boots Alliance, Inc. 9,544 520
21,842
Energy - 5.1%
Anadarko Petroleum Corp. 7,891 581
Cabot Oil & Gas Corp. 28,160 540
Chevron Corp. 48,007 5,910
Cimarex Energy Co. 7,653 388
Concho Resources, Inc. 4,838 473

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ConocoPhillips 17,102 1,010
Continental Resources, Inc.(Æ) 13,058 485
Devon Energy Corp. 18,068 488
Diamondback Energy, Inc. 4,577 473
EOG Resources, Inc. 7,706 662
Exxon Mobil Corp. 100,270 7,456
Halliburton Co. 20,762 478
HollyFrontier Corp. 20,705 1,030
Kinder Morgan, Inc. 39,737 819
Marathon Petroleum Corp. 31,883 1,798
Occidental Petroleum Corp. 14,230 731
ONEOK, Inc. 16,197 1,135
Parsley Energy, Inc. Class A 26,844 445
PBF Energy, Inc. Class A 22,655 633
Phillips 66 24,595 2,522
Pioneer Natural Resources Co. 4,478 618
Targa Resources Corp. 13,436 523
Valero Energy Corp. 20,419 1,741
30,939
Financial Services - 20.2%
Aflac, Inc. 38,780 2,041
AGNC Investment Corp.(Æ) 45,038 772
Alleghany Corp.(Æ) 854 586
Alliance Data Systems Corp. 4,295 674
Allstate Corp. (The) 17,340 1,862
American Express Co. 9,275 1,154
American Financial Group, Inc. 5,724 586
American Homes 4 Rent Class A(ö) 26,368 638
American Tower Corp.(ö) 5,719 1,210
Ameriprise Financial, Inc. 3,465 504
Annaly Capital Management, Inc.(ö) 92,709 885
Apple Hospitality REIT, Inc.(ö) 33,905 533
Arch Capital Group, Ltd.(Æ) 23,001 890
Assurant, Inc. 5,750 652
AvalonBay Communities, Inc.(ö) 2,514 525
Bank of America Corp. 187,898 5,765
Bank of New York Mellon Corp. (The) 26,115 1,225
BB&T Corp. 25,211 1,299
Berkshire Hathaway, Inc. Class B(Æ) 43,570 8,951
BlackRock, Inc. Class A 2,797 1,308
Broadridge Financial Solutions, Inc. 4,295 546
Brown & Brown, Inc. 20,052 720
Capital One Financial Corp. 18,629 1,722
CBRE Group, Inc. Class A(Æ) 19,758 1,047
Charles Schwab Corp. (The) 12,224 528
Chubb, Ltd. 15,741 2,406
Cincinnati Financial Corp. 8,279 889
Citigroup, Inc. 40,701 2,896
Citizens Financial Group, Inc. 26,408 984
CME Group, Inc. Class A 6,505 1,265
Comerica, Inc. 6,506 476
Commerce Bancshares, Inc. 9,091 553
CoreLogic , Inc.(Æ) 13,364 609
Crown Castle International Corp.(ö) 7,184 957
Discover Financial Services 13,005 1,167
East West Bancorp, Inc. 12,889 619
Equinix , Inc.(Æ)(ö) 1,406 706
Everest Re Group, Ltd. 3,356 828
Fidelity National Financial, Inc. 16,498 707
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fidelity National Information Services, Inc. 7,944 1,059
Fifth Third Bancorp 29,668 881
Fiserv, Inc.(Æ) 5,984 631
FleetCor Technologies, Inc.(Æ) 3,363 956
FNB Corp. 44,099 531
Global Payments, Inc. 3,506 589
Globe Life, Inc.(Æ) 7,800 712
Goldman Sachs Group, Inc. (The) 6,713 1,478
Hanover Insurance Group, Inc. (The) 4,740 615
Hartford Financial Services Group, Inc. 16,387 944
Host Hotels & Resorts, Inc.(ö) 26,599 463
Huntington Bancshares, Inc. 65,808 938
Intercontinental Exchange, Inc. 7,391 649
Jack Henry & Associates, Inc. 6,542 914
JPMorgan Chase & Co. 70,511 8,179
KeyCorp 37,641 691
Lincoln National Corp. 11,284 737
Loews Corp. 11,249 602
M&T Bank Corp. 5,648 928
Marsh & McLennan Cos., Inc. 6,498 642
MasterCard, Inc. Class A 15,074 4,104
Medical Properties Trust, Inc.(ö) 31,473 551
Merck & Co., Inc. 42,799 3,552
MetLife, Inc. 26,095 1,290
MFA Financial, Inc.(ö) 76,597 550
Morgan Stanley 32,799 1,462
New Residential Investment Corp.(ö) 33,610 527
Northern Trust Corp. 9,059 888
Old Republic International Corp. 24,490 559
PacWest Bancorp 13,678 528
Park Hotels & Resorts, Inc.(ö) 20,512 542
PayPal Holdings, Inc.(Æ) 14,878 1,643
People's United Financial, Inc. 32,973 541
PNC Financial Services Group, Inc. (The) 10,565 1,510
Popular, Inc. 9,958 573
Principal Financial Group, Inc. 15,463 897
Progressive Corp. (The) 26,379 2,136
Prologis, Inc.(ö) 8,199 661
Prudential Financial, Inc. 12,662 1,283
Public Storage(ö) 3,787 919
Raymond James Financial, Inc. 5,572 449
Regency Centers Corp.(ö) 9,366 625
Regions Financial Corp. 51,762 825
Reinsurance Group of America, Inc. Class A 3,890 607
RenaissanceRe Holdings, Ltd. 5,275 956
Simon Property Group, Inc.(ö) 4,384 711
Starwood Property Trust, Inc.(ö) 37,431 870
State Street Corp. 11,915 692
SunTrust Banks, Inc. 20,499 1,365
SVB Financial Group(Æ) 1,799 417
Synchrony Financial 25,751 924
Total System Services, Inc. 5,681 771
Travelers Cos., Inc. (The) 12,599 1,847
US Bancorp 35,454 2,026
Visa, Inc. Class A 29,474 5,246
Wells Fargo & Co. 88,126 4,266
WR Berkley Corp. 8,563 594
Zions Bancorp NA 16,571 747
123,478

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 11.4%
Abbott Laboratories 17,846 1,554
AbbVie, Inc. 19,993 1,332
Abiomed , Inc.(Æ) 1,668 465
Agilent Technologies, Inc. 7,542 523
Alexion Pharmaceuticals, Inc.(Æ) 6,440 730
Align Technology, Inc.(Æ) 1,694 354
Allergan PLC 4,889 785
Amgen, Inc. 5,504 1,027
Anthem, Inc.(Æ) 5,582 1,644
Baxter International, Inc. 15,087 1,267
Becton Dickinson and Co. 5,350 1,352
Biogen, Inc.(Æ) 3,342 795
Bio-Rad Laboratories, Inc. Class A(Æ) 2,244 707
Boston Scientific Corp.(Æ) 32,701 1,388
Bristol-Myers Squibb Co. 27,041 1,201
Cardinal Health, Inc. 12,922 591
Celgene Corp.(Æ) 7,817 718
Centene Corp.(Æ) 17,560 915
Cerner Corp. 7,782 558
Chemed Corp. 1,541 625
Cigna Corp. 12,774 2,170
Edwards Lifesciences Corp.(Æ) 5,135 1,093
Eli Lilly & Co. 12,648 1,378
Encompass Health Corp.(Æ) 12,601 804
Gilead Sciences, Inc. 10,275 673
HCA Healthcare, Inc. 10,757 1,436
Henry Schein, Inc.(Æ) 7,877 524
Hill-Rom Holdings, Inc. 5,560 593
Humana, Inc. 2,015 598
IDEXX Laboratories, Inc.(Æ) 2,480 699
Illumina, Inc.(Æ) 2,695 807
Intuitive Surgical, Inc.(Æ) 2,622 1,362
IQVIA Holdings, Inc.(Æ) 4,791 763
Jazz Pharmaceuticals PLC(Æ) 3,733 520
Johnson & Johnson 55,496 7,227
Laboratory Corp. of America Holdings(Æ) 6,334 1,061
Masimo Corp.(Æ) 3,539 559
McKesson Corp. 9,463 1,315
MEDNAX, Inc.(Æ) 25,155 618
Medtronic PLC 23,888 2,435
Mylan NV(Æ) 27,434 573
Pfizer, Inc. 119,457 4,640
Quest Diagnostics, Inc. 11,613 1,185
Regeneron Pharmaceuticals, Inc.(Æ) 3,209 978
ResMed , Inc. 7,956 1,024
Steris PLC 3,928 585
Stryker Corp. 7,502 1,574
Thermo Fisher Scientific, Inc. 4,802 1,333
United Therapeutics Corp.(Æ) 6,829 541
UnitedHealth Group, Inc. 18,990 4,729
Universal Health Services, Inc. Class B 7,383 1,114
Varian Medical Systems, Inc.(Æ) 4,454 523
Veeva Systems, Inc. Class A(Æ) 4,793 795
Vertex Pharmaceuticals, Inc.(Æ) 5,846 974
WellCare Health Plans, Inc.(Æ) 2,809 807
Zimmer Biomet Holdings, Inc. 8,889 1,201
Zoetis, Inc. Class A 12,513 1,438
69,180
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 4.5%
Air Products & Chemicals, Inc. 4,126 942
Amcor PLC 59,588 632
AptarGroup, Inc. 6,732 815
Ball Corp. 8,527 609
Berry Plastics Group, Inc.(Æ) 11,693 527
Celanese Corp. Class A 5,368 602
Dow Chemical Co. (The) 9,087 440
DuPont de Nemours, Inc. 16,604 1,198
Eastman Chemical Co. 11,054 833
Ecolab, Inc. 3,651 736
Fastenal Co. 18,656 575
FMC Corp. 7,723 667
Freeport-McMoRan, Inc. 50,280 556
Graphic Packaging Holding Co. 49,804 740
Hexcel Corp. 8,888 727
Ingersoll-Rand PLC 9,548 1,181
International Flavors & Fragrances, Inc.(Ñ) 4,335 624
International Paper Co. 19,156 841
Linde PLC 2,925 559
LyondellBasell Industries Class A 15,565 1,303
Martin Marietta Materials, Inc. 2,742 679
Masco Corp. 20,721 845
NewMarket Corp. 1,340 565
Nucor Corp. 24,581 1,337
Olin Corp. 27,345 549
Owens Corning 10,463 607
Packaging Corp. of America 5,593 565
PPG Industries, Inc. 7,228 848
Reliance Steel & Aluminum Co. 6,841 684
Royal Gold, Inc. 5,279 604
Sherwin-Williams Co. (The) 1,179 605
Silgan Holdings, Inc. 25,650 771
Sonoco Products Co. 8,069 484
Steel Dynamics, Inc. 24,692 778
United States Steel Corp.(Ñ) 43,354 652
Vulcan Materials Co. 5,049 699
Westlake Chemical Corp. 7,515 508
Westrock Co. 13,733 495
27,382
Producer Durables - 9.9%
3M Co. 4,285 749
Accenture PLC Class A 8,947 1,723
Air Lease Corp. Class A 14,023 586
Alaska Air Group, Inc. 8,998 570
Ametek , Inc. 9,021 808
Automatic Data Processing, Inc. 8,641 1,439
Boeing Co. (The) 6,254 2,134
Booz Allen Hamilton Holding Corp. Class A 11,014 757
Carlisle Cos., Inc. 3,657 527
Caterpillar, Inc. 4,145 546
CH Robinson Worldwide, Inc. 6,560 549
Cintas Corp. 3,386 882
CoStar Group, Inc.(Æ) 1,088 670
Crane Co. 7,720 646
CSX Corp. 13,240 932
Cummins, Inc. 8,487 1,392
Danaher Corp. 12,486 1,754
Delta Air Lines, Inc. 28,484 1,739

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eaton Corp. PLC 19,912 1,637
Emerson Electric Co. 14,071 913
Expeditors International of Washington, Inc. 8,913 681
FedEx Corp. 5,689 970
Flir Systems, Inc. 13,030 647
Fortive Corp. 8,033 611
General Dynamics Corp. 3,009 559
Graco , Inc. 9,883 475
HEICO Corp. 7,311 1,000
Honeywell International, Inc. 8,265 1,425
Huntington Ingalls Industries, Inc. 2,569 586
IDEX Corp. 4,418 743
IHS Markit , Ltd.(Æ) 8,929 575
Illinois Tool Works, Inc. 3,972 613
Jacobs Engineering Group, Inc. 10,691 882
JB Hunt Transport Services, Inc. 6,016 616
JetBlue Airways Corp.(Æ) 36,326 699
Johnson Controls International PLC(Æ) 40,803 1,732
Kansas City Southern 5,993 742
Kirby Corp.(Æ) 7,248 568
L3Harris Technologies, Inc. 4,847 1,006
Landstar System, Inc. 5,304 590
Lockheed Martin Corp. 1,924 697
Macquarie Infrastructure Corp. 13,145 545
McGraw Hill Financial, Inc. 2,293 562
Mettler -Toledo International, Inc.(Æ) 687 520
MSC Industrial Direct Co., Inc. Class A 7,288 518
National Instruments Corp. 9,758 407
Norfolk Southern Corp. 4,185 800
Northrop Grumman Corp. 2,080 719
Old Dominion Freight Line, Inc. 4,248 709
PACCAR, Inc. 14,205 996
Parker-Hannifin Corp. 2,762 484
Paychex, Inc. 10,706 889
Quanta Services, Inc. 12,519 468
Raytheon Co. 4,496 820
Regal Beloit Corp. 6,968 555
Roper Technologies, Inc. 2,759 1,003
Snap-on, Inc.(Ñ) 5,190 792
Southwest Airlines Co. 27,204 1,402
Square, Inc. Class A(Æ) 6,919 556
Stanley Black & Decker, Inc. 4,955 731
Teledyne Technologies, Inc.(Æ) 2,891 842
Textron, Inc. 9,645 475
Toro Co. (The) 8,889 647
Union Pacific Corp. 8,290 1,492
United Continental Holdings, Inc.(Æ) 14,956 1,375
United Parcel Service, Inc. Class B 7,738 924
United Technologies Corp. 15,031 2,008
Waste Management, Inc. 7,298 854
Waters Corp.(Æ) 2,738 577
Zebra Technologies Corp. Class A(Æ) 2,557 539
60,579
Technology - 22.1%
Adobe, Inc.(Æ) 6,932 2,072
Akamai Technologies, Inc.(Æ) 6,396 564
Alphabet, Inc. Class A(Æ) 9,446 11,507
Alphabet, Inc. Class C(Æ) 3,473 4,226
Amdocs, Ltd. 9,721 622
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amphenol Corp. Class A 10,942 1,021
Analog Devices, Inc. 8,485 997
Ansys , Inc.(Æ) 4,210 855
Apple, Inc. 102,540 21,845
Applied Materials, Inc. 33,131 1,636
Arista Networks, Inc.(Æ) 2,813 769
Arrow Electronics, Inc.(Æ) 11,156 810
Avnet, Inc. 12,740 579
Black Knight, Inc.(Æ) 12,002 760
Booking Holdings, Inc.(Æ) 360 679
Broadcom, Inc. 5,704 1,654
Cadence Design Systems, Inc.(Æ) 13,023 963
CDW Corp. 6,051 715
Cisco Systems, Inc. 88,250 4,889
Citrix Systems, Inc. 5,246 494
Cognizant Technology Solutions Corp. Class
A 15,362 1,001
Corteva , Inc. Class W 16,604 490
Cypress Semiconductor Corp. 31,830 731
Dell Technologies, Inc. Class C(Æ) 10,785 623
Dolby Laboratories, Inc. Class A 7,959 542
DXC Technology Co. 16,521 921
EPAM Systems, Inc.(Æ) 3,534 685
F5 Networks, Inc.(Æ) 4,739 695
Facebook, Inc. Class A(Æ) 44,033 8,553
Fortinet, Inc.(Æ) 8,576 689
Genpact , Ltd. 18,454 732
Hewlett Packard Enterprise Co. Class H 86,130 1,238
HP, Inc.(Æ) 68,324 1,438
Intel Corp. 110,462 5,584
Intuit, Inc. 4,278 1,186
Juniper Networks, Inc. 25,059 677
KLA-Tencor Corp. 9,191 1,253
Lam Research Corp. 8,022 1,673
Leidos Holdings, Inc. 13,218 1,085
Marvell Technology Group, Ltd. 33,588 882
Maxim Integrated Products, Inc. 15,750 932
Microchip Technology, Inc.(Ñ) 6,849 647
Micron Technology, Inc.(Æ) 51,861 2,328
Microsoft Corp. 163,799 22,321
MKS Instruments, Inc. 5,396 459
Monolithic Power Systems, Inc. 3,163 469
Motorola Solutions, Inc. 4,821 800
NetApp, Inc. 8,008 468
NVIDIA Corp. 8,985 1,516
NXP Semiconductors NV 16,461 1,702
ON Semiconductor Corp.(Æ) 46,203 994
Oracle Corp. 22,140 1,247
Palo Alto Networks, Inc.(Æ) 2,911 659
QUALCOMM, Inc. 8,221 601
Salesforce.com, Inc.(Æ) 8,850 1,367
ServiceNow , Inc.(Æ) 3,747 1,039
Skyworks Solutions, Inc. 11,855 1,011
Symantec Corp. 27,639 596
Synopsys, Inc.(Æ) 6,419 852
Teradyne, Inc. 17,992 1,003
Texas Instruments, Inc. 15,757 1,970
Tyler Technologies, Inc.(Æ) 2,843 663
VMware, Inc. Class A 3,949 689
Western Digital Corp. 13,718 739

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workday, Inc. Class A(Æ) 3,751 750
Xilinx, Inc. 7,454 851
135,008
Utilities - 5.6%
Ameren Corp. 7,958 602
American Electric Power Co., Inc. 10,599 931
American Water Works Co., Inc. 4,719 542
AT&T, Inc. 155,984 5,311
Avangrid , Inc. 10,893 551
Baker Hughes, a GE Co. LLC 23,504 597
Centennial Resource Development, Inc. Class
A(Æ)(Ñ) 39,647 236
CenterPoint Energy, Inc. 31,401 911
CenturyLink, Inc. 65,010 786
Cheniere Energy, Inc.(Æ) 7,844 511
CNX Resources Corp.(Æ) 78,256 643
Consolidated Edison, Inc. 10,713 910
Dominion Energy, Inc. 12,038 894
DTE Energy Co. 7,730 983
Duke Energy Corp. 13,958 1,210
Evergy , Inc. 11,100 671
Eversource Energy(Æ) 9,435 716
Exelon Corp. 31,931 1,439
GCI Liberty, Inc. Class A(Æ) 11,245 672
International Business Machines Corp. 12,638 1,873
NextEra Energy, Inc. 7,504 1,555
Pinnacle West Capital Corp. 5,896 538
PPL Corp. 30,755 911
Public Service Enterprise Group, Inc. 11,176 639
Sempra Energy 4,017 544
Southern Co. (The) 17,715 996
T-Mobile US, Inc.(Æ) 10,667 850
Verizon Communications, Inc. 89,933 4,971
Vistra Energy Corp. 31,648 679
WEC Energy Group, Inc.(Æ) 7,602 650
Xcel Energy, Inc. 11,415 680
34,002
Total Common Stocks
(cost $447,602) 596,575
Short-Term Investments - 2.1%
U.S. Cash Management Fund(@) 13,155,128
(∞)
13,160
Total Short-Term Investments
(cost $13,159) 13,160
Other Securities - 0.8%
U.S. Cash Collateral Fund(×)(@) 4,804,594
(∞)
4,805
Total Other Securities
(cost $4,805) 4,805
Total Investments 100.7%
(identified cost $465,566) 614,540
Other Assets and Liabilities , Net
- (0.7%)
(4,369)
Net Assets - 100.0%
610,171

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 455
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 45 USD 6,710 09/19
6
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
6
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 94,165 $ — $ —
$ —
$ 94,165
Consumer Staples 21,842 — —
—
21,842
Energy 30,939 — —
—
30,939
Financial Services 123,478 — —
—
123,478
Health Care 69,180 — —
—
69,180
Materials and Processing 27,382 — —
—
27,382
Producer Durables 60,579 — —
—
60,579
Technology 135,008 — —
—
135,008
Utilities 34,002 — —
—
34,002
Short-Term Investments — — —
13,160
13,160
Other Securities — — —
4,805
4,805
Total Investments 596,575 — — 17,965 614,540
Other Financial Instruments
Assets
Futures Contracts 6 — — — 6
Total Other Financial Instruments
*
$ 6 $ — $ — $ — $ 6
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.8%
Australia - 3.1%
AGL Energy, Ltd. 127,741 1,828
Australia & New Zealand Banking
Group, Ltd. - ADR 116,121 2,211
Bendigo & Adelaide Bank, Ltd. 41,408 325
BHP Billiton, Ltd. - ADR 10,766 297
BHP Group PLC 20,315 485
BlueScope Steel, Ltd. 63,784 568
Boral, Ltd. 94,490 333
Brambles, Ltd. 27,819 249
Caltex Australia, Ltd. 33,887 624
Commonwealth Bank of Australia - ADR 42,431 2,382
CSL, Ltd. 3,708 579
Dexus Property Group(ö) 55,781 499
Fortescue Metals Group, Ltd. 113,310 636
Goodman Group(ö) 27,428 277
Harvey Norman Holdings, Ltd. 24,633 74
Mirvac Group(ö) 281,112 617
National Australia Bank, Ltd. - ADR 78,353 1,523
Origin Energy, Ltd. 117,639 632
Rio Tinto, Ltd. - ADR 12,112 818
Santos, Ltd. 60,965 300
Scentre Group(ö) 229,461 624
South32, Ltd. Class B 551,383 1,182
Stockland(ö) 173,400 541
Telstra Corp., Ltd. 360,528 977
Wesfarmers, Ltd.(Æ) 29,112 778
Westpac Banking Corp. 115,300 2,253
Woodside Petroleum, Ltd. 36,797 864
Woolworths Group, Ltd. 12,829 312
22,788
Austria - 0.5%
Erste Group Bank AG(Æ) 40,307 1,441
OMV AB 28,400 1,420
Raiffeisen Bank International AG 7,469 175
Voestalpine AG 26,638 705
3,741
Belgium - 0.6%
Ageas 11,554 622
Colruyt SA 8,884 462
Groupe Bruxelles Lambert SA 3,216 303
KBC Groep NV 10,556 678
Proximus 8,430 240
Solvay SA 10,624 1,086
Telenet Group Holding NV 3,139 154
UCB SA 9,306 727
4,272
Brazil - 0.6%
Ambev SA(Æ) 35,193 186
B3 SA - Brasil Bolsa Balcao 28,424 314
Banco do Brasil SA(Æ) 29,503 381
Banco Santander Brasil SA 16,747 188
Centrais Eletricas Brasileiras SA 13,118 135
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 21,905 307
Cia Siderurgica Nacional SA 48,527 210
JBS SA 43,295 282
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Localiza Rent a Car SA 29,006 334
Lojas Renner SA 22,900 285
Petroleo Brasileiro SA(Æ) 32,007 241
Rumo SA(Æ) 48,626 279
Tim Participacoes SA(Æ) 61,741 198
Vale SA 40,380 528
WEG SA 53,842 336
4,204
Canada - 5.2%
Atco, Ltd. Class I 5,486 183
Bank of Montreal 34,426 2,577
Bank of Nova Scotia (The) 47,148 2,517
BCE, Inc. 14,075 636
Brookfield Asset Management, Inc.
Class A 38,652 1,894
Canadian Imperial Bank of Commerce 23,230 1,828
Canadian National Railway Co. 11,211 1,061
Canadian Natural Resources, Ltd. 67,653 1,714
Canadian Tire Corp., Ltd. Class A 3,051 333
Cenovus Energy, Inc. 133,978 1,246
Encana Corp. 84,125 384
Fairfax Financial Holdings, Ltd. 439 203
First Quantum Minerals, Ltd. 48,351 445
Great-West Lifeco, Inc. 39,921 877
Healthcare Realty Trust, Inc.(Æ)(ö) 11,318 194
Husky Energy, Inc. 49,747 386
Hydro One, Ltd.(Þ) 37,638 665
Imperial Oil, Ltd. 49,056 1,343
Magna International, Inc. Class A 24,229 1,222
Manulife Financial Corp. 87,156 1,578
Metro, Inc. Class A 5,443 213
National Bank of Canada 11,729 568
Nutrien, Ltd. 10,647 584
Pembina Pipeline Corp. 4,685 170
Power Corp. of Canada 15,894 337
Power Financial Corp. 20,179 442
RioCan Real Estate Investment Trust(ö) 19,889 392
Rogers Communications, Inc. Class B 3,014 156
Royal Bank of Canada - GDR 55,795 4,406
Shaw Communications, Inc. Class B 7,835 154
Stars Group, Inc. (The)(Æ) 9,136 142
Sun Life Financial, Inc. 43,447 1,805
Suncor Energy, Inc. 72,634 2,084
TC Energy Corp.(Æ) 7,246 355
Teck Resources, Ltd. Class B 58,049 1,188
Toronto Dominion Bank 65,335 3,819
West Fraser Timber Co., Ltd. 3,566 139
38,240
Cayman Islands - 0.0%
China Aoyuan Group, Ltd. 77,000 104
Chile - 0.1%
Enersis Chile SA 1,777,910 161
Enersis SA(Æ) 2,214,883 366
527
China - 2.7%
Agile Group Holdings, Ltd. 104,000 134
Agricultural Bank of China, Ltd. Class H 752,000 305

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Air China, Ltd. Class H 124,000 121
Alibaba Group Holding, Ltd. - ADR(Æ) 16,413 2,842
Anhui Conch Cement Co., Ltd. Class H 35,000 203
Autohome, Inc. - ADR(Æ) 1,191 101
Baidu, Inc. - ADR(Æ) 3,834 428
Bank of China, Ltd. Class H 1,536,000 623
Bank of Communications Co., Ltd. Class
H 347,000 252
CGN Power Co., Ltd. Class H(Þ) 651,000 188
China Cinda Asset Management Co.,
Ltd. Class H 390,000 85
China CITIC Bank Corp., Ltd. Class H 325,000 181
China Conch Venture Holdings, Ltd. 48,406 167
China Construction Bank Corp. Class H 1,400,000 1,078
China Evergrande Group 76,000 200
China Life Insurance Co., Ltd. Class H 83,669 214
China Mengniu Dairy Co., Ltd.(Æ) 71,000 288
China Merchants Bank Co., Ltd. Class H 90,000 448
China National Building Material Co.,
Ltd. Class H 184,000 162
China Oilfield Services, Ltd. Class H 106,000 119
China Overseas Land & Investment, Ltd. 90,000 308
China Pacific Insurance Group Co., Ltd.
Class H 47,800 205
China Petroleum & Chemical Corp.
Class H 642,000 414
China Resources Land, Ltd. 80,000 343
China Shenhua Energy Co., Ltd. Class H 93,000 184
China State Construction International
Holdings, Ltd. 134,000 138
China Telecom Corp., Ltd. Class H 838,000 376
China Vanke Co., Ltd. Class H 40,644 153
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 178,000 93
CIFI Holdings Group Co., Ltd. 192,000 122
CNOOC, Ltd. 247,000 406
Country Garden Holdings Co., Ltd. 95,000 128
Ctrip.com International, Ltd. - ADR(Æ) 8,917 348
Guangzhou Automobile Group Co., Ltd.
Class H 174,814 179
Guangzhou R&F Properties Co., Ltd. 61,200 111
Industrial & Commercial Bank of China,
Ltd. Class H 1,142,000 769
JD.com, Inc. - ADR(Æ) 11,680 349
Li Ning Co., Ltd. 130,500 320
Logan Property Holdings Co., Ltd. 88,000 132
Longfor Properties Co., Ltd.(Þ) 81,500 300
NetEase, Inc. - ADR 1,350 312
New China Life Insurance Co., Ltd.
Class H 54,400 271
New Oriental Education & Technology
Group - ADR(Æ) 3,619 377
People's Insurance Co. Group of China,
Ltd. (The) Class H 443,000 187
PetroChina Co., Ltd. Class H 526,000 279
Ping An Insurance Group Co. of China,
Ltd. Class H 76,443 907
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 190,000 111
Sunac China Holdings, Ltd. 38,000 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 68,435 3,202
Weichai Power Co., Ltd. Class H 123,000 190
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 26,548 285
Yanzhou Coal Mining Co., Ltd. Class H 102,000 90
19,901
Colombia - 0.0%
Interconexion Electrica SA 28,678 156
Czech Republic - 0.0%
MONETA Money Bank AS(Þ) 30,025 103
Denmark - 1.1%
AP Moller - Maersk A/S Class B 1,232 1,380
Carlsberg A/S Class B 6,573 896
Coloplast A/S Class B 3,414 398
Danske Bank A/S 55,518 823
Genmab A/S(Æ) 1,306 241
H Lundbeck A/S 14,464 558
Novo Nordisk A/S Class B 38,244 1,836
Orsted A/S Class A(Þ) 7,390 673
Pandora A/S 22,894 879
Vestas Wind Systems A/S 4,317 354
8,038
Finland - 1.2%
Elisa OYJ Class A 6,765 318
Kone OYJ Class B 23,315 1,329
Metso OYJ 6,519 251
Neste OYJ 21,325 705
Nokian Renkaat OYJ 22,526 646
Nordea Bank AB 182,864 1,170
Orion OYJ Class B 13,540 464
Stora Enso OYJ Class R 103,017 1,186
UPM-Kymmene OYJ 87,537 2,359
Wartsila OYJ Abp Class B 26,331 330
8,758
France - 8.4%
Air Liquide SA Class A 8,918 1,231
Airbus Group SE 4,395 621
Alstom SA(Æ) 6,878 296
Amundi SA(Þ) 7,828 539
Arkema SA 12,514 1,126
Atos SE 20,654 1,664
AXA SA 117,489 2,969
BNP Paribas SA 48,837 2,269
Bouygues SA - ADR 33,847 1,209
Bureau Veritas SA 15,970 398
Carrefour SA 16,066 309
Casino Guichard Perrachon SA(Ñ) 13,302 490
Cie de Saint-Gobain 40,613 1,555
Cie Generale des Etablissements
Michelin SCA Class B 18,317 2,026
CNP Assurances 3,237 67
Covivio(ö) 4,224 431
Credit Agricole SA 110,752 1,315
Danone SA 9,802 850
Dassault Systemes 4,863 736
Edenred 6,697 336
Eiffage SA 13,865 1,368

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Engie SA 97,432 1,492
Eurazeo SE 5,305 356
Eutelsat Communications SA 36,939 706
Faurecia 13,784 651
Gecina SA(ö) 3,310 503
Getlink SE 35,290 509
Hermes International 1,096 770
Icade SA(Ñ)(ö) 3,253 282
Imerys SA 8,087 337
Ingenico Group SA 2,666 253
Kering 801 414
Klepierre SA - GDR(ö) 36,797 1,132
Legrand SA - ADR 13,375 943
L'Oreal SA 7,767 2,077
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,504 2,276
Natixis SA 167,323 671
Orange SA - ADR 57,097 847
Pernod Ricard SA 6,488 1,136
Peugeot SA 72,471 1,702
Publicis Groupe SA - ADR 25,907 1,281
Renault SA 23,109 1,284
Safran SA 4,993 715
Sanofi - ADR 37,516 3,130
Sartorius Stedim Biotech 1,714 273
Schneider Electric SE 24,979 2,151
SCOR SE - ADR 25,317 1,041
Societe Generale SA 45,680 1,119
Sodexo SA 3,515 403
Suez Environnement Co. 18,763 275
Teleperformance - GDR 1,507 315
Thales SA 3,955 446
Total SA 120,397 6,239
Unibail-Rodamco-Westfield(ö) 7,008 938
Valeo SA 23,856 745
Veolia Environnement SA 18,010 453
Vinci SA 14,428 1,479
Vivendi SA - ADR 23,940 665
61,814
Germany - 6.9%
adidas AG 3,560 1,142
Allianz SE 22,760 5,305
BASF SE 44,587 2,979
Bayer AG 45,989 2,987
Bayerische Motoren Werke AG 22,854 1,685
Beiersdorf AG 6,142 714
Brenntag AG 19,990 983
Commerzbank AG 129,943 888
Continental AG 9,782 1,353
Covestro AG(Þ) 24,947 1,132
Daimler AG 44,415 2,298
Deutsche Bank AG 88,852 691
Deutsche Boerse AG 3,078 431
Deutsche Lufthansa AG 38,915 619
Deutsche Post AG 62,189 2,027
Deutsche Telekom AG 73,605 1,211
Deutsche Wohnen SE 20,217 744
Drillisch AG 11,449 345
Evonik Industries AG 33,086 949
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius Medical Care AG & Co. 11,405 794
Fresenius SE & Co. KGaA 30,460 1,538
GEA Group AG 14,023 353
Hannover Rueck SE 12,880 2,018
HeidelbergCement AG 19,364 1,406
Henkel AG & Co. KGaA 5,116 481
Innogy SE(Þ) 1,528 74
KION Group AG 13,889 746
Lanxess AG 10,982 657
Merck & Co., Inc. 6,170 632
Metro Wholesale & Food Specialist AG 6,382 99
MTU Aero Engines AG 1,497 374
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 12,927 3,116
RWE AG 26,508 717
SAP SE - ADR 19,451 2,413
Siemens AG 33,517 3,678
Symrise AG 7,304 677
TUI AG 93,540 922
Uniper SE 20,161 623
Vonovia SE 19,499 954
50,755
Greece - 0.0%
Hellenic Telecommunications
Organization SA 16,183 222
Hong Kong - 1.8%
AIA Group, Ltd. 201,783 2,056
Beijing Enterprises Holdings, Ltd. 32,500 159
China Jinmao Holdings Group, Ltd. 344,000 223
China Mobile, Ltd. 84,109 716
China Resources Cement Holdings, Ltd. 108,000 100
China Resources Power Holdings Co.,
Ltd. 88,000 127
CITIC, Ltd. 256,462 339
CK Asset Holdings, Ltd. 186,054 1,400
CK Hutchison Holdings, Ltd. Class B 100,297 938
CK Infrastructure Holdings, Ltd. 50,000 387
Fosun International, Ltd. 190,500 251
Henderson Land Development Co., Ltd. 97,555 503
Hong Kong & China Gas Co., Ltd. 32,342 71
Hongkong Land Holdings, Ltd. 107,900 659
Jardine Matheson Holdings, Ltd. 21,400 1,302
Kunlun Energy Co., Ltd. 180,000 157
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 63
New World Development Co., Ltd. 273,123 382
Shenzhen International Holdings, Ltd. 65,500 121
Shimao Property Holdings, Ltd. 82,500 228
Sino-Ocean Group Holding, Ltd. 217,500 88
Sun Hung Kai Properties, Ltd. 86,596 1,392
Swire Pacific, Ltd. Class A 44,525 505
WH Group, Ltd.(Þ) 312,000 304
Wharf Holdings, Ltd. (The) 107,754 263
Wheelock & Co., Ltd. 90,000 568
13,302
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC 9,924 101

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OTP Bank PLC 7,204 300
401
Indonesia - 0.1%
Adaro Energy Tbk PT 779,600 71
Bank Central Asia Tbk PT 116,500 256
Bank Negara Indonesia Persero Tbk PT 411,200 242
Bank Rakyat Indonesia Persero Tbk PT 623,800 199
United Tractors Tbk PT 83,200 148
916
Ireland - 0.8%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 16,975 926
AIB Group PLC 101,770 346
Bank of Ireland Group PLC 103,205 454
CRH PLC 67,147 2,235
DCC PLC 2,814 236
Kerry Group PLC Class A 7,373 854
Kingspan Group PLC 7,949 388
Paddy Power Betfair PLC 3,389 268
5,707
Israel - 0.9%
Azrieli Group, Ltd. 4,654 326
Bank Hapoalim BM(Æ) 210,493 1,597
Bank Leumi Le-Israel BM 245,972 1,794
Check Point Software Technologies, Ltd.
(Æ) 6,757 756
Elbit Systems, Ltd. 2,233 358
Israel Chemicals, Ltd. 73,066 394
Israel Discount Bank, Ltd. Class A 72,930 316
Mizrahi Tefahot Bank, Ltd.(Æ) 25,108 604
Nice, Ltd.(Æ) 2,059 314
Wix.com, Ltd.(Æ) 2,907 432
6,891
Italy - 2.4%
Assicurazioni Generali SpA 108,403 2,018
Davide Campari-Milano SpA 29,144 270
Enel SpA 563,954 3,864
ENI SpA - ADR 181,205 2,837
Intesa Sanpaolo SpA 719,748 1,555
Leonardo SpA 86,742 1,057
Mediobanca SpA 74,613 745
Pirelli & C. SpA(Þ) 79,949 472
Poste Italiane SpA(Þ) 59,504 636
Recordati SpA 9,274 416
Snam Rete Gas SpA 172,948 849
Telecom Italia SpA(Æ) 1,986,174 1,119
Terna Rete Elettrica Nazionale SpA 110,221 671
UniCredit SpA 104,109 1,222
17,731
Japan - 20.9%
ABC-Mart, Inc. 4,100 259
Aeon Co., Ltd. 21,400 371
Aeon Mall Co., Ltd. 18,300 282
Aisin Seiki Co., Ltd. 14,600 475
Ajinomoto Co., Inc. 19,300 345
Alfresa Holdings Corp. 13,000 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alps Electric Co., Ltd. 16,300 298
Amada Holdings Co., Ltd. 52,200 573
ANA Holdings, Inc. 9,400 316
Aozora Bank, Ltd. 15,200 348
Asahi Glass Co., Ltd. 20,100 616
Asahi Group Holdings, Ltd. 10,500 453
Asahi Intecc Co., Ltd. 10,400 270
Asahi Kasei Corp. 103,800 1,056
Astellas Pharma, Inc. 117,500 1,670
Bandai Namco Holdings, Inc. 7,900 423
Bridgestone Corp. 59,200 2,222
Brother Industries, Ltd. 35,900 636
Canon, Inc. 62,100 1,688
Central Japan Railway Co. 10,600 2,128
Chiba Bank, Ltd. (The) 103,200 509
Chubu Electric Power Co., Inc. 45,200 637
Chugai Pharmaceutical Co., Ltd. 7,300 521
Chugoku Electric Power Co., Inc. (The) 28,500 356
Concordia Financial Group, Ltd. 109,000 384
Credit Saison Co., Ltd. 15,600 190
Dai Nippon Printing Co., Ltd. 19,200 403
Daicel Chemical Industries, Ltd. 58,700 497
Dai-ichi Life Holdings, Inc. 40,300 591
Daiichi Sankyo Co., Ltd. 12,000 728
Daikin Industries, Ltd. 3,100 385
Daito Trust Construction Co., Ltd. 3,500 453
Daiwa House Industry Co., Ltd. 25,700 728
Daiwa House REIT Investment Corp.(ö) 100 245
Daiwa Securities Group, Inc. 129,000 556
Denso Corp. 44,300 1,880
East Japan Railway Co. 7,700 706
Electric Power Development Co., Ltd. 31,400 706
FANUC Corp. 2,100 374
Fast Retailing Co., Ltd. 900 539
Fuji Electric Co., Ltd. 23,300 715
Fuji Heavy Industries, Ltd. 49,892 1,161
FUJIFILM Holdings Corp. 34,100 1,616
Fukuoka Financial Group, Inc. 15,800 289
Hakuhodo DY Holdings, Inc. 18,100 284
Hamamatsu Photonics KK 4,700 173
Hankyu Hanshin Holdings, Inc. 13,900 488
Hikari Tsushin, Inc. 1,100 243
Hino Motors, Ltd. 58,100 466
Hitachi Chemical Co., Ltd. 14,200 390
Hitachi High-Technologies Corp. 8,800 439
Hitachi Metals, Ltd. 41,700 440
Hitachi, Ltd. 45,100 1,604
Honda Motor Co., Ltd. 85,500 2,120
Hoya Corp. 11,300 868
Idemitsu Kosan Co., Ltd. 34,529 951
Iida Group Holdings Co., Ltd. 32,800 538
Inpex Corp. 46,600 409
Isuzu Motors, Ltd. 65,600 723
ITOCHU Corp. 135,000 2,576
J Front Retailing Co., Ltd. 47,400 557
Japan Airlines Co., Ltd. 24,700 773
Japan Post Holdings Co., Ltd. 56,700 555
Japan Prime Realty Investment Corp.(ö) 76 336
Japan Real Estate Investment Corp.(ö) 74 463
Japan Retail Fund Investment Corp.(ö) 171 344

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Tobacco, Inc. 47,700 1,059
JFE Holdings, Inc. 63,800 845
JSR Corp. 37,400 620
JTEKT Corp. 37,100 439
JX Holdings, Inc. 298,600 1,404
Kajima Corp. 54,400 700
Kamigumi Co., Ltd. 12,500 287
Kaneka Corp. 10,000 371
Kansai Electric Power Co., Inc. (The) 70,300 867
Kao Corp. 11,500 841
Kawasaki Heavy Industries, Ltd. 25,100 544
KDDI Corp. 102,300 2,672
Keihan Holdings Co., Ltd. 9,200 374
Keikyu Corp. 16,200 272
Keio Corp. 7,100 438
Keisei Electric Railway Co., Ltd. 8,200 301
Keyence Corp. 800 457
Kintetsu Group Holdings Co., Ltd. 7,000 331
Kirin Holdings Co., Ltd. 23,900 519
Kobayashi Pharmaceutical Co., Ltd. 2,800 200
Kobe Steel, Ltd. 59,500 383
Komatsu, Ltd. 15,300 341
Konica Minolta, Inc. 90,000 745
Kuraray Co., Ltd. 48,000 568
Kyocera Corp. 2,600 159
Kyushu Electric Power Co., Inc. 27,400 273
Kyushu Railway Co. 11,300 322
Lion Corp. 18,900 371
Marubeni Corp. 233,600 1,516
Maruichi Steel Tube, Ltd. 7,700 203
Mazda Motor Corp. 60,700 598
McDonald's Holdings Co. Japan, Ltd. 5,700 256
Mebuki Financial Group, Inc. 109,900 270
Medipal Holdings Corp. 25,400 540
MEIJI Holdings Co., Ltd. 2,400 167
Minebea Co., Ltd. 5,700 98
Mitsubishi Chemical Holdings Corp. 181,200 1,289
Mitsubishi Corp. 98,700 2,654
Mitsubishi Electric Corp. 129,900 1,698
Mitsubishi Estate Co., Ltd. 29,300 536
Mitsubishi Gas Chemical Co., Inc. 33,300 443
Mitsubishi Heavy Industries, Ltd. 33,800 1,396
Mitsubishi Materials Corp. 23,400 643
Mitsubishi Motors Corp. 138,000 610
Mitsubishi UFJ Financial Group, Inc. 420,600 2,079
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 81,300 431
Mitsui & Co., Ltd. 133,800 2,178
Mitsui Chemicals, Inc. 35,000 801
Mitsui Fudosan Co., Ltd. 28,900 654
Mitsui OSK Lines, Ltd. 21,800 534
Mizuho Financial Group, Inc. 523,000 739
MS&AD Insurance Group Holdings, Inc. 28,200 924
Murata Manufacturing Co., Ltd. 9,000 397
Nagoya Railroad Co., Ltd. 9,800 270
NEC Corp. 11,100 452
NGK Spark Plug Co., Ltd. 22,900 436
NH Foods, Ltd. 9,100 336
Nikon Corp. 34,000 459
Nintendo Co., Ltd. 2,200 806
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Building Fund, Inc.(ö) 71 499
Nippon Electric Glass Co., Ltd. 15,600 350
Nippon Express Co., Ltd. 7,800 439
Nippon Paint Holdings Co., Ltd. 6,300 274
Nippon Prologis REIT, Inc.(Æ)(ö) 114 274
Nippon Steel & Sumitomo Metal Corp. 66,900 1,051
Nippon Telegraph & Telephone Corp. 47,059 2,124
Nissan Chemical Industries, Ltd. 7,400 324
Nissan Motor Co., Ltd. 205,000 1,339
Nisshin Seifun Group, Inc. 17,300 327
Nissin Foods Holdings Co., Ltd. 4,800 297
Nitto Denko Corp. 21,100 1,045
Nomura Holdings, Inc. 74,300 244
Nomura Real Estate Holdings, Inc. 25,500 517
Nomura Real Estate Master Fund, Inc.(ö) 235 373
Nomura Research Institute, Ltd. 27,000 477
NSK, Ltd. 66,100 559
NTT Data Corp. 18,700 246
NTT DOCOMO, Inc. 47,200 1,132
Obayashi Corp. 128,900 1,219
Obic Co., Ltd. 3,800 402
Odakyu Electric Railway Co., Ltd. 22,100 494
Oji Holdings Corp. 172,800 893
Oriental Land Co., Ltd. 6,000 791
ORIX Corp. 74,900 1,071
Osaka Gas Co., Ltd. 20,700 380
Otsuka Holdings Co., Ltd. 30,000 1,103
Panasonic Corp. 91,900 777
Recruit Holdings Co., Ltd. 18,800 640
Resona Holdings, Inc. 169,600 689
Ricoh Co., Ltd. 105,600 968
Rinnai Corp. 4,500 303
Sankyo Co., Ltd. 7,200 248
Secom Co., Ltd. 8,000 629
Seibu Holdings, Inc. 25,000 393
Seiko Epson Corp. 35,300 520
Sekisui Chemical Co., Ltd. 58,300 864
Sekisui House, Ltd. 76,800 1,290
Seven & i Holdings Co., Ltd. 17,400 592
Shimano, Inc. 3,900 550
Shimizu Corp. 77,400 624
Shin-Etsu Chemical Co., Ltd. 800 81
Shinsei Bank, Ltd. 19,400 293
Shionogi & Co., Ltd. 6,400 355
Showa Denko KK 13,200 355
SMC Corp. 1,000 363
SoftBank Group Corp. 26,900 1,363
Sompo Japan Nipponkoa Holdings, Inc. 21,600 895
Sony Corp. 16,700 948
Stanley Electric Co., Ltd. 10,700 264
Sumco Corp. 31,900 420
Sumitomo Chemical Co., Ltd. 164,100 750
Sumitomo Corp. 143,200 2,128
Sumitomo Dainippon Pharma Co., Ltd. 10,100 185
Sumitomo Electric Industries, Ltd. 94,300 1,167
Sumitomo Heavy Industries, Ltd. 17,800 574
Sumitomo Metal Mining Co., Ltd. 22,900 651
Sumitomo Mitsui Financial Group, Inc. 59,700 2,090
Sumitomo Mitsui Trust Holdings, Inc. 27,900 953

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Realty & Development Co.,
Ltd. 11,100 404
Sumitomo Rubber Industries, Ltd. 34,300 375
Suntory Beverage & Food, Ltd. 8,200 324
Suzuken Co., Ltd. 4,700 259
Suzuki Motor Corp. 18,200 711
T&D Holdings, Inc. 19,400 218
Taiheiyo Cement Corp. 24,900 700
Taisei Corp. 16,421 567
Takeda Pharmaceutical Co., Ltd. 10,866 376
TDK Corp. 1,900 146
Teijin, Ltd. 39,700 687
Terumo Corp. 2,500 73
THK Co., Ltd. 17,600 443
Tobu Railway Co., Ltd. 11,000 313
Toho Co., Ltd. 10,300 400
Tohoku Electric Power Co., Inc. 88,700 888
Tokio Marine Holdings, Inc. 18,300 971
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 236,200 1,135
Tokyo Electron, Ltd. 5,200 883
Tokyo Gas Co., Ltd. 19,000 474
Tokyu Corp. 21,000 368
Tokyu Fudosan Holdings Corp. 93,700 543
Toppan Printing Co., Ltd. 20,100 328
Toray Industries, Inc. 56,400 388
Tosoh Corp. 58,200 814
Toyo Suisan Kaisha, Ltd. 9,400 373
Toyoda Gosei Co., Ltd. 12,700 233
Toyota Industries Corp. 17,900 928
Toyota Motor Corp. 109,400 7,039
Toyota Tsusho Corp. 45,300 1,309
Trend Micro, Inc. 3,800 166
United Urban Investment Corp.(ö) 209 354
USS Co., Ltd. 20,800 412
West Japan Railway Co. 5,300 433
Yahoo! Japan Corp. 45,100 132
Yamada Denki Co., Ltd. 140,500 621
Yamaha Motor Co., Ltd. 37,000 648
Yokogawa Electric Corp. 12,600 226
Yokohama Rubber Co., Ltd. (The) 26,500 488
154,085
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 80,637 1,285
Aroundtown SA 153,569 1,228
RTL Group SA 8,532 419
Tenaris SA 37,371 468
3,400
Malaysia - 0.1%
CIMB Group Holdings BHD 213,379 262
Malayan Banking BHD 107,700 225
Public Bank BHD 24,900 132
Tenaga Nasional BHD 88,397 297
916
Mexico - 0.4%
America Movil SAB de CV 358,960 252
Banco Santander SA Class B 115,939 166
Cemex SAB de CV 520,148 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coca-Cola Femsa SAB de CV 40,266 247
Fibra Uno Administracion SA de CV(ö) 237,015 305
Fomento Economico Mexicano SAB de
CV 48,419 438
Gruma SAB de CV Class B 16,106 148
Grupo Aeroportuario del Pacifico SAB de
CV Class B 21,303 214
Grupo Aeroportuario del Sureste SAB de
CV Class B 11,849 180
Grupo Financiero Banorte SAB de CV
Class O 46,126 232
Grupo Financiero Inbursa SAB de CV
Class O 144,810 178
Kimberly-Clark de Mexico SAB de CV
Class A 117,054 243
Promotora y Operadora de
Infraestructura SAB de CV 17,842 161
Wal-Mart de Mexico SAB de CV 47,829 141
3,090
Netherlands - 2.1%
ABN AMRO Group NV(Þ) 41,721 827
Aegon NV 171,228 845
Akzo Nobel NV 9,550 901
ASML Holding NV 5,970 1,324
Exor NV 12,248 852
Heineken Holding NV 4,969 503
Heineken NV 7,289 782
ING Groep NV 186,114 2,066
Koninklijke Ahold Delhaize NV 116,408 2,631
Koninklijke DSM NV 571 71
Koninklijke KPN NV 34,902 99
Koninklijke Philips NV 1,650 77
NN Group NV 39,596 1,487
Qiagen NV(Æ) 9,912 378
Randstad Holding NV 22,795 1,142
Unilever NV 14,797 854
Wolters Kluwer NV 11,704 848
15,687
Norway - 0.8%
Adevinta ASA Class B(Æ) 2,492 28
DNB ASA 88,592 1,583
Marine Harvest ASA 21,648 520
Norsk Hydro ASA 235,126 803
Orkla ASA 60,773 516
Statoil ASA Class N 69,188 1,235
Telenor ASA 28,347 575
Yara International ASA 6,279 295
5,555
Peru - 0.0%
Credicorp, Ltd. 906 197
Philippines - 0.1%
Ayala Land, Inc. 286,370 280
GT Capital Holdings, Inc. 8,215 149
SM Investments Corp. 15,560 306
SM Prime Holdings, Inc. 397,200 285
1,020

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Poland - 0.2%
Bank Pekao SA 3,964 105
CD Projekt SA 4,593 272
Grupa Lotos SA 5,771 130
KGHM Polska Miedz SA(Æ) 9,188 223
mBank SA(Æ) 1,289 116
Polski Koncern Naftowy ORLEN SA 13,128 330
Polskie Gornictwo Naftowe i
Gazownictwo SA 52,562 76
Powszechna Kasa Oszczednosci Bank
Polski SA 22,727 239
Powszechny Zaklad Ubezpieczen SA 21,685 234
1,725
Portugal - 0.3%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 512,320 1,872
1,875
Russia - 0.5%
Evraz PLC 50,651 402
Gazprom PJSC 184,712 686
Inter RAO UES PJSC 1,593,139 111
Lukoil PJSC 7,414 608
MMC Norilsk Nickel PJSC 1,160 267
Novatek OAO - GDR 1,412 295
Rosneft Oil Co. PJSC 45,953 303
Sberbank of Russia PJSC Class T 177,114 648
Tatneft PAO 30,209 352
3,672
Singapore - 0.6%
BOC Aviation, Ltd.(Þ) 12,800 111
CapitaLand, Ltd. 251,200 659
DBS Group Holdings, Ltd. 24,700 472
Oversea-Chinese Banking Corp., Ltd. 124,072 1,035
Singapore Telecommunications, Ltd. 153,500 371
United Overseas Bank, Ltd. 56,300 1,079
Wilmar International, Ltd. 198,800 575
4,302
South Africa - 0.8%
Absa Group, Ltd. 21,157 235
Anglo American Platinum, Ltd. 3,651 217
AngloGold Ashanti, Ltd. 18,182 312
Bidvest Group, Ltd. (The) 21,580 278
Exxaro Resources, Ltd. 16,109 188
FirstRand, Ltd. 29,033 125
Fortress REIT, Ltd. Class A(ö) 97,577 146
Gold Fields, Ltd. - ADR 52,313 268
Growthpoint Properties, Ltd.(ö) 178,015 296
Investec PLC 69,140 391
Investec, Ltd. 20,102 115
Naspers, Ltd. Class N 5,957 1,448
Nedbank Group, Ltd. 8,452 142
Old Mutual, Ltd. 183,576 246
Redefine Properties, Ltd.(ö) 341,667 210
Remgro, Ltd. 13,722 171
RMB Holdings, Ltd. 37,270 196
Sappi, Ltd. - ADR 42,043 153
Sasol, Ltd. - ADR 7,370 160
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Bank Group, Ltd. 31,691 395
Truworths International, Ltd. 35,558 155
Woolworths Holdings, Ltd. 58,203 223
6,070
South Korea - 1.2%
Dongbu Insurance Co., Ltd. 2,274 107
GS Engineering & Construction Corp. 3,610 103
Hana Financial Group, Inc. 7,004 205
Hanwha Chemical Corp. 7,051 110
Hyundai Glovis Co., Ltd. 866 112
Hyundai Mobis Co., Ltd. 2,112 427
Hyundai Motor Co. 2,257 240
Industrial Bank of Korea 14,934 166
KB Financial Group, Inc. 6,334 232
KCC Corp. 372 76
Kia Motors Corp. 8,842 324
Korea Electric Power Corp. 11,666 275
Korea Zinc Co., Ltd. 256 96
KT&G Corp. 1,816 148
Kumho Petrochemical Co., Ltd. 1,303 90
LG Corp. Class H 5,955 356
LG Display Co., Ltd. 14,089 172
LG Electronics, Inc. Class H 2,260 124
LG Household & Health Care, Ltd. 270 286
Lotte Chemical Corp. 381 75
POSCO 1,375 261
Samsung Electronics Co., Ltd. 65,329 2,492
Samsung Fire & Marine Insurance Co.,
Ltd. 648 143
Samsung SDS Co., Ltd. 556 97
Shinhan Financial Group Co., Ltd. 11,977 438
Shinsegae Co., Ltd. 476 102
SK Holdings Co., Ltd. 588 109
SK Hynix, Inc. 8,941 576
SK Innovation Co., Ltd. 2,669 383
SK Telecom Co., Ltd. 515 108
Woori Financial Group, Inc. 24,576 272
8,705
Spain - 2.5%
ACS Actividades de Construccion y
Servicios SA 38,516 1,555
Aena SA(Þ) 1,981 357
Banco Bilbao Vizcaya Argentaria SA
- ADR 307,551 1,558
Banco de Sabadell SA - ADR 428,250 373
Banco Santander SA - ADR 617,662 2,629
Bankinter SA 91,092 590
CaixaBank SA 289,292 712
Enagas SA 35,011 761
Endesa SA - ADR 39,161 968
Ferrovial SA 15,605 406
Gas Natural SDG SA 26,947 682
Iberdrola SA 201,044 1,905
Mapfre SA 114,903 315
Red Electrica Corp. SA 50,630 957
Repsol SA - ADR 142,025 2,252
Telefonica SA - ADR 307,434 2,346
18,366

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 2.4%
Alfa Laval AB 18,789 351
Assa Abloy AB Class B 46,732 1,070
Atlas Copco AB(Æ) 15,845 485
Bausch & Lomb, Inc.(Æ) 58,485 1,327
Electrolux AB 8,653 200
Epiroc AB Class A 29,769 326
Essity Aktiebolag Class B 18,668 555
Hennes & Mauritz AB Class B 19,916 346
Hexagon AB Class B 9,618 467
ICA Gruppen AB 6,057 268
Industrivarden AB Class C 13,343 290
Investor AB Class B 15,571 741
L E Lundbergforetagen AB Class B 10,820 401
Lundin Petroleum AB 11,854 372
Sandvik AB 76,080 1,171
Securitas AB Class B 34,658 537
Skandinaviska Enskilda Banken AB
Class A 142,742 1,343
Skanska AB Class B 58,415 1,091
SKF AB Class B 56,177 921
Svenska Handelsbanken AB Class A 65,475 590
Swedbank AB Class A 76,916 1,050
Swedish Match AB 4,928 188
Tele2 AB Class B 32,552 465
Telefonaktiebolaget LM Ericsson Class B 42,641 374
Telia Co. AB 222,491 992
Volvo AB Class B 127,293 1,892
17,813
Switzerland - 8.1%
ABB, Ltd. 74,788 1,406
Adecco SA 31,656 1,728
Alcon, Inc.(Æ) 12,641 731
Baloise Holding AG 10,389 1,875
Barry Callebaut AG 142 278
Chocoladefabriken Lindt & Spruengli
AG 238 2,505
Cie Financiere Richemont SA 5,309 453
Coca-Cola HBC AG - ADR(Æ) 5,944 205
Credit Suisse Group AG(Æ) 146,776 1,778
EMS-Chemie Holding AG 562 351
Geberit AG 1,966 906
Givaudan SA 465 1,234
Glencore PLC(Æ) 761,872 2,453
Julius Baer Group, Ltd.(Æ) 20,759 887
Kuehne & Nagel International AG 4,722 695
LafargeHolcim, Ltd.(Æ) 32,918 1,612
Nestle SA 109,647 11,636
Novartis AG 85,409 7,832
Pargesa Holding SA 5,664 425
Partners Group Holding AG 1,064 848
Roche Holding AG 24,750 6,627
Schindler Holding AG 4,721 1,078
SGS SA 378 932
Sika AG 2,825 408
Sonova Holding AG 2,404 554
Straumann Holding AG 289 236
Swiss Life Holding AG 4,231 2,046
Swiss Prime Site AG Class A(Æ) 5,038 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Re AG 22,043 2,135
Swisscom AG 1,458 707
Temenos AG(Æ) 1,794 315
UBS Group AG(Æ) 157,164 1,746
Zurich Insurance Group AG 7,732 2,689
59,754
Taiwan - 1.3%
Asia Cement Corp. 87,000 117
Asustek Computer, Inc. 20,000 142
AU Optronics Corp. 519,849 138
Catcher Technology Co., Ltd. 22,000 162
Cathay Financial Holding Co., Ltd. 129,000 168
China Development Financial Holding
Corp. 419,000 125
China Life Insurance Co., Ltd. 180,200 148
Compal Electronics, Inc. 249,688 153
CTBC Financial Holding Co., Ltd. 387,000 252
Far Eastern New Century Corp. 234,000 222
First Financial Holding Co., Ltd. 278,901 210
Formosa Chemicals & Fibre Corp. 101,000 308
Formosa Plastics Corp. 102,000 329
Foxconn Technology Co., Ltd. 40,000 82
Fubon Financial Holding Co., Ltd. 151,000 209
Hon Hai Precision Industry Co., Ltd. 180,200 453
Hua Nan Financial Holdings Co., Ltd. 438,900 309
Largan Precision Co., Ltd. 2,000 271
Lite-On Technology Corp. 126,722 180
MediaTek, Inc. 11,000 110
Mega Financial Holding Co., Ltd. 329,000 339
Nan Ya Plastics Corp. 113,000 259
Pegatron Corp. 41,000 67
Shin Kong Financial Holding Co., Ltd. 448,365 130
SinoPac Financial Holdings Co., Ltd. 504,900 201
Synnex Technology International Corp. 102,000 126
Taiwan Cement Corp. 236,500 339
Taiwan Cooperative Financial Holding
Co., Ltd. 323,420 218
Taiwan Semiconductor Manufacturing
Co., Ltd. 307,000 2,538
Uni-President Enterprises Corp. 202,000 525
Wistron Corp. 172,761 128
WPG Holdings, Ltd. 92,000 122
Yageo Corp. 15,000 127
Yuanta Financial Holding Co., Ltd. 515,000 289
9,496
Thailand - 0.3%
Airports of Thailand PCL 92,800 216
Banpu PCL 170,000 79
CP ALL PCL 56,800 159
IRPC PCL 645,400 101
Kasikornbank PCL 30,700 172
Krung Thai Bank PCL 207,400 132
PTT Exploration & Production PCL 82,400 362
PTT Global Chemical PCL 145,700 286
PTT Public Company, Ltd. 221,200 338
Siam Cement PCL (The) 6,800 95
Siam Commercial Bank PCL (The) 36,000 160

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thai Oil PCL 67,900 151
2,251
Turkey - 0.1%
Akbank TAS(Æ) 160,931 217
Turk Hava Yollari AO(Æ) 38,982 87
Turkiye Garanti Bankasi AS(Æ) 58,117 102
Turkiye Is Bankasi Class C(Æ) 109,082 122
528
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC 86,045 211
Dubai Islamic Bank PJSC 118,881 172
National Bank of Abu Dhabi PJSC 49,121 213
596
United Kingdom - 13.8%
3i Group PLC 160,106 2,158
Anglo American PLC 121,464 2,999
Associated British Foods PLC 9,583 281
AstraZeneca PLC 32,206 2,764
Auto Trader Group PLC(Þ) 25,318 166
Aviva PLC 392,800 1,934
BAE Systems PLC 136,304 906
Barclays PLC 706,261 1,325
Barratt Developments PLC 217,706 1,700
Berkeley Group Holdings PLC 26,364 1,244
BP PLC 995,988 6,568
British American Tobacco PLC 107,108 3,822
British Land Co. PLC (The)(ö) 76,283 471
BT Group PLC 929,364 2,169
Centrica PLC 1,044,675 961
Coca-Cola European Partners PLC 14,430 798
Compass Group PLC 46,098 1,162
Croda International PLC(Æ) 12,687 722
Diageo PLC 74,267 3,099
Direct Line Insurance Group PLC 289,920 1,134
easyJet PLC 36,159 423
Experian PLC 32,679 991
Fiat Chrysler Automobiles NV 117,535 1,562
GlaxoSmithKline PLC - ADR 137,384 2,843
Halma PLC 7,063 171
HSBC Holdings PLC 908,330 7,234
Imperial Tobacco Group PLC 39,040 988
InterContinental Hotels Group PLC(Æ) 6,769 469
ITV PLC 734,455 982
J Sainsbury PLC 314,231 750
John Wood Group PLC 112,516 719
Johnson Matthey PLC 9,875 385
Kingfisher PLC 456,553 1,228
Land Securities Group PLC(ö) 35,329 342
Legal & General Group PLC 730,670 2,318
Lloyds Banking Group PLC 4,420,777 2,863
London Stock Exchange Group PLC 8,921 720
Micro Focus International PLC(Æ) 48,012 1,006
Mondi PLC 39,735 868
Mondi, Ltd.(Š) 9,253 203
National Grid PLC 161,584 1,661
Next PLC 7,695 566
Pearson PLC 127,643 1,354
Persimmon PLC Class A 68,735 1,674
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prudential PLC 10,598 219
Reckitt Benckiser Group PLC 17,990 1,395
RELX PLC 41,976 996
Rentokil Initial PLC 80,541 425
Rio Tinto PLC 70,416 3,998
Rolls-Royce Holdings PLC(Æ) 30,846 323
Royal Dutch Shell PLC Class A 24,000 754
Royal Dutch Shell PLC Class B 287,989 9,090
Sage Group PLC (The) 30,094 262
Scottish & Southern Energy PLC 47,546 635
Segro PLC(ö) 87,758 814
Severn Trent PLC Class H 14,575 357
Smith & Nephew PLC 48,989 1,110
Smiths Group PLC 22,490 447
St. James's Place PLC 18,900 224
Standard Chartered PLC 230,767 1,893
Standard Life Aberdeen PLC(Æ) 450,397 1,630
Taylor Wimpey PLC 591,930 1,160
Tesco PLC 360,488 977
Unilever PLC 35,732 2,152
United Utilities Group PLC 65,870 631
Wausau Paper Corp. 179,962 2,119
Wm Morrison Supermarkets PLC 503,674 1,193
X5 Retail Group NV - GDR(Æ) 5,976 201
101,708
United States - 0.2%
Carnival PLC 28,422 1,283
Total Common Stocks
(cost $683,769) 690,663
Preferred Stocks - 1.1%
Brazil - 0.4%
Banco Bradesco SA
3.032% (Ÿ) 61,898 560
Cia Energetica de Minas Gerais
3.867% (Ÿ) 56,090 208
Investimentos Itau SA
3.666% (Ÿ) 74,815 244
Itau Unibanco Holding SA
5.067% (Ÿ) 68,564 626
Petroleo Brasileiro SA
4.464% (Ÿ) 103,236 705
Telefonica Brasil SA
10.096% (Ÿ) 23,256 319
2,662
Colombia - 0.0%
Bancolombia SA
2.475% (Ÿ) 13,875 174
Germany - 0.7%
Henkel AG & Co. KGaA
2.136% (Ÿ) 7,710 795
Porsche Automobil Holding SE
3.925% (Ÿ) 29,237 1,935
Sartorius AG
0.339% (Ÿ) 1,710 350
Volkswagen AG

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.405% (Ÿ) 12,370 2,072
5,152
Russia - 0.0%
Surgutneftegas OAO
24.206% (Ÿ) 507,633 248
South Korea - 0.0%
Samsung Electronics Co., Ltd.
3.830% (Ÿ) 3,132 98
Total Preferred Stocks
(cost $7,757) 8,334
Warrants & Rights - 0.0%
China - 0.0%
Legend Holdings Corp.(Æ)
2023 Rights   2,053 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 23,229,505 (∞) 23,239
Total Short-Term Investments
(cost $23,236) 23,239
Other Securities - 0.1%
U.S. Cash Collateral Fund(×)(@) 545,274 (∞) 545
Total Other Securities
(cost $545) 545
Total Investments 98.1%
(identified cost $715,307) 722,781
Other Assets and Liabilities, Net
- 1.9%
13,827
Net Assets - 100.0%
736,608

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.9%
ABN AMRO Group NV 07/20/16 EUR 41,721 19 .14 799
827
Aena SA 02/11/15 EUR 1,981 134 .49 266
357
Amundi SA 01/10/17 EUR 7,828 68 .07 533
539
Auto Trader Group PLC 04/30/19 GBP 25,318 7 .50 190
166
BOC Aviation, Ltd. 06/19/18 HKD 12,800 6 .45 83
111
CGN Power Co., Ltd. 03/19/19 HKD 651,000 0 .28 184
188
Covestro AG 07/27/17 EUR 24,947 62 .98 1,571
1,132
Hydro One, Ltd. 05/19/17 CAD 37,638 15 .29 575
665
Innogy SE 03/25/19 EUR 1,528 48 .29 74
74
Longfor Properties Co., Ltd. 11/19/18 HKD 81,500 3 .06 250
300
MONETA Money Bank AS 06/19/18 CZK 30,025 3 .44 103
103
Orsted A/S 01/17/18 DKK 7,390 64 .47 476
673
Pirelli & C. SpA 10/31/18 EUR 79,949 7 .38 590
472
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 190,000 0 .68 130
111
Poste Italiane SpA 07/20/16 EUR 59,504 6 .90 411
636
WH Group, Ltd. 09/22/15 HKD 312,000 1 .17 367
304
Wuxi Biologics (Cayman), Inc. 06/19/18 HKD 26,548 10 .97 291
285
6,943
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 570 EUR 19,733 09/19
415
Hang Seng Index Futures 61 HKD 84,659 08/19
(273)
MSCI EAFE Index Futures 252 USD 23,755 06/19
(274)
S&P/TSX 60 Index Futures 150 CAD 29,355 09/19
219
SPI 200 Index Futures 96 AUD 16,205 09/19
399
TOPIX Index Futures 65 JPY 1,017,900 09/19
59
Short Positions
MSCI Emerging Markets Index Futures 987 USD 50,613 09/19
(561)
S&P 500 E-Mini Index Futures 162 USD 24,157 09/19
(702)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(718)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 4,523 AUD 6,500 09/18/19 (71)
Bank of Montreal USD 4,827 CAD 6,408 09/18/19 32
Bank of Montreal USD 3,445 JPY 370,991 09/18/19 (23)
Bank of Montreal NOK 30,856 USD 3,580 09/18/19 92
Bank of Montreal SEK 13,510 USD 1,439 09/18/19 36
Bank of New York USD 4,524 AUD 6,500 09/18/19 (72)
Bank of New York USD 4,829 CAD 6,408 09/18/19 30
Bank of New York USD 1,662 HKD 13,000 09/18/19 (1)
Bank of New York USD 3,442 JPY 370,991 09/18/19 (20)
Bank of New York NOK 30,856 USD 3,581 09/18/19 93

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 467
T
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York SEK 13,510 USD 1,440 09/18/19 37
Commonwealth Bank of Australia USD 4,526 AUD 6,500 09/18/19 (73)
Commonwealth Bank of Australia USD 4,831 CAD 6,408 09/18/19 28
Commonwealth Bank of Australia USD 1,661 HKD 13,000 09/18/19 —
Commonwealth Bank of Australia USD 3,443 JPY 370,991 09/18/19 (21)
Commonwealth Bank of Australia NOK 30,856 USD 3,582 09/18/19 93
Commonwealth Bank of Australia SEK 13,510 USD 1,441 09/18/19 38
Royal Bank of Canada USD 4,527 AUD 6,500 09/18/19 (75)
Royal Bank of Canada USD 4,833 CAD 6,408 09/18/19 27
Royal Bank of Canada USD 1,661 HKD 13,000 09/18/19 —
Royal Bank of Canada USD 3,446 JPY 370,991 09/18/19 (24)
Royal Bank of Canada NOK 30,856 USD 3,583 09/18/19 95
Royal Bank of Canada SEK 13,510 USD 1,441 09/18/19 38
Standard Chartered USD 7,264 CAD 9,490 09/18/19 (68)
Standard Chartered USD 10,585 EUR 9,390 09/18/19 (150)
Standard Chartered USD 1,661 HKD 13,000 09/18/19 —
Standard Chartered JPY 832,650 USD 7,760 09/18/19 80
State Street USD 4,526 AUD 6,500 09/18/19 (74)
State Street USD 4,832 CAD 6,408 09/18/19 28
State Street USD 771 EUR 676 09/18/19 (19)
State Street USD 1,661 HKD 13,000 09/18/19 —
State Street USD 3,445 JPY 370,991 09/18/19 (23)
State Street GBP 698 USD 893 09/18/19 42
State Street NOK 30,856 USD 3,581 09/18/19 92
State Street SEK 13,510 USD 1,441 09/18/19 38
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
205
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (b) Total
Common Stocks
Australia $ — $ 22,788 $ —
$ —
$ 22,788
Austria — 3,741 —
—
3,741
Belgium — 4,272 —
—
4,272
Brazil 4,204 — —
—
4,204
Canada 38,240 — —
—
38,240
Cayman Islands — 104 —
—
104
Chile 527 — —
—
527
China 4,757 15,144 —
—
19,901
Colombia 156 — —
—
156
Czech Republic — 103 —
—
103
Denmark — 8,038 —
—
8,038
Finland — 8,758 —
—
8,758
France — 61,814 —
—
61,814
Germany — 50,755 —
—
50,755
Greece — 222 —
—
222
Hong Kong — 13,239 63
—
13,302
Hungary — 401 —
—
401
Indonesia — 916 —
—
916
Ireland 926 4,781 —
—
5,707

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (b) Total
Israel 1,188 5,703 —
—
6,891
Italy — 17,731 —
—
17,731
Japan — 154,08 4 —
—
154,08 4
Luxembourg — 3,400 —
—
3,400
Malaysia — 916 —
—
916
Mexico 3,090 — —
—
3,090
Netherlands — 15,687 —
—
15,687
Norway — 5,555 —
—
5,555
Peru 197 — —
—
197
Philippines — 1,020 —
—
1,020
Poland — 1,725 —
—
1,725
Portugal — 1,872 3
—
1,875
Russia — 3,672 —
—
3,672
Singapore — 4,302 —
—
4,302
South Africa — 6,070 —
—
6,070
South Korea — 8,705 —
—
8,705
Spain — 18,366 —
—
18,366
Sweden — 17,813 —
—
17,813
Switzerland — 59,754 —
—
59,754
Taiwan — 9,496 —
—
9,496
Thailand — 2,251 —
—
2,251
Turkey — 528 —
—
528
United Arab Emirates — 596 —
—
596
United Kingdom 998 100,506 203
—
101,707
United States — 1,283 —
—
1,283
Preferred Stocks 2,836 5,498 — — 8,334
Warrants & Rights — — — — —
Short-Term Investments — — — 23,239 23,239
Other Securities — — — 545 545
Total Investments 57,119 641,609 269 23,784 722,781
Other Financial Instruments
Assets
Futures Contracts 1,092 — —
—
1,092
Foreign Currency Exchange Contracts — 919 —
—
919
Liabilities
Futures Contracts (1,810) — —
—
(1,810)
Foreign Currency Exchange Contracts — (714) —
—
(714)
Total Other Financial Instruments
*
$ (718) $ 205 $ — $ — $ (513)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 469
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
94,297
Consumer Staples ...................................................................
39,023
Energy ....................................................................................
51,654
Financial Services ...................................................................
195,933
Health Care .............................................................................
46,443
Materials and Processing ........................................................
78,482
Producer Durables ..................................................................
97,457
Technology ..............................................................................
39,720
Utilities ...................................................................................
55,988
Short-Term Investments ..........................................................
23,239
Other Securities ......................................................................
545
Total Investments .................................................................... 722,781

Russell Investment Company
Notes to Schedules of Investments — July 31, 2019 (Unaudited)
470 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% Rate is used as a placeholder.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details .
( &) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details .
(
ƕ
) Unfunded loan agreement.
(0) Weekly payment frequency .
(1) Monthly payment frequency .
(2) Quarterly payment frequency .
(3) Semi-annual payment frequency .
(4) Annual payment frequency .
(5) Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2019 (Unaudited)
Notes to Schedules of Investments 471
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2019 (Unaudited)
472 Notes to Quarterly Report
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 473
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
474 Notes to Quarterly Report
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed
Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Tax-Managed
Real Assets, Investment Grade Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate
Securities, Strategic Call Overwriting, and Multifactor U.S. Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended July 31, 2019. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Global Equity, Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Short Duration Bond, Multi-Strategy Income,
and Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:
The Emerging Markets, Commodity Strategies, and Multifactor International Equity Funds had transfers out of Level 2 into Level
3 representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot
Global Equity Fund $ 207,967
Opportunistic Credit Fund 1,519,382
Unconstrained Total Return Fund 2,266,551
Strategic Bond Fund 9,768,680
Short Duration Bond Fund 2,460,000
Multi-Strategy Income Fund 10,956,176
Multi-Asset Growth Strategy Fund 15,753,438
Emerging Markets Fund $ 601,085
Commodity Strategies Fund 15,756
Multifactor International Equity Fund 202,558

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 475
guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
476 Notes to Quarterly Report
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 477
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Commodity Strategies Fund Hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
International Developed Markets Fund 1,043,783,853 1,247,107,512 699,067,730
Global Equity Fund 413,602,535 408,404,077 342,304,651
Emerging Markets Fund 355,534,337 261,945,741 223,248,078
Tax-Managed International Equity Fund 155,656,473 154,727,421 356,170,888
Opportunistic Credit Fund 334,805,114 360,749,988 334,852,097
Unconstrained Total Return Fund 156,243,254 150,707,003 109,893,094
Strategic Bond Fund 1,227,634,964 1,068,284,829 1,289,425,139
Investment Grade Bond Fund 98,605,576 152,432,156 206,174,580
Short Duration Bond Fund 34,098,420 40,200,819 41,720,728
Commodity Strategies Fund
— —
56,313
Global Infrastructure Fund 94,831,210 52,592,266 204,843,120
Global Real Estate Securities Fund 82,390,342 48,510,888 147,139,398
Multi-Strategy Income Fund 336,230,842 279,040,487 291,767,428
Multi-Asset Growth Strategy Fund 1,351,903,443 1,323,757,753 1,385,179,284
Multifactor International Equity Fund 253,545,816 254,817,948 123,840,045
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
International Developed Markets Fund 1,049,778,268 1,246,624,594 697,198,422
Global Equity Fund 416,338,710 409,531,048 344,482,849
Emerging Markets Fund 358,378,815 262,102,694 225,896,627
Tax-Managed International Equity Fund 157,738,095 153,144,881 356,897,869
Opportunistic Credit Fund 323,470,811 361,249,785 339,102,472
Unconstrained Total Return Fund 152,948,627 151,336,334 110,376,689
Strategic Bond Fund 1,246,185,160 1,069,778,425 1,297,677,654
Investment Grade Bond Fund 103,253,512 152,485,407 207,948,969
Short Duration Bond Fund 35,209,138 40,078,761 41,923,187
Commodity Strategies Fund
— —
56,137
Global Infrastructure Fund 94,803,805 52,226,692 204,791,471
Global Real Estate Securities Fund 82,580,141 48,388,938 146,977,818
Multi-Strategy Income Fund 336,160,670 277,920,087 288,397,623
Multi-Asset Growth Strategy Fund 1,351,286,324 1,324,612,489 1,385,100,972
Multifactor International Equity Fund 255,010,345 254,995,170 123,951,143

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
478 Notes to Quarterly Report
As of July 31, 2019, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Cash Collateral for Forwards Due to Broker
Opportunistic Credit Fund $ — $ 950,000
Strategic Bond Fund — 2,920,000
Investment Grade Bond Fund 150,000 —
Multi-Strategy Income Fund 1,423,626 —
Multi-Asset Growth Strategy Fund 1,162,500 33,062
Funds Strategies
Sustainable Equity Fund Exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Return enhancement and hedging

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 479
As of July 31, 2019, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and, index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Notional of Options Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019
Sustainable Equity Fund $ 24,836,500 $ 19,150,000 $ 20,204,500
Unconstrained Total Return Fund 1,468,759,718 1,476,355,115 1,315,859,811
Strategic Bond Fund 237,403,062 77,301,250 320,765,875
Commodity Strategies Fund 44,831,320 234,887,419 78,351,829
Multi-Strategy Income Fund 768,280,949 803,194,141 537,016,629
Multi-Asset Growth Strategy Fund 1,086,026,182 1,498,912,602 1,240,976,412
Strategic Call Overwriting Fund 95,173,800 81,517,600 85,217,600
Cash Collateral for Options
Unconstrained Total Return Fund $ 21,327,000
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund Hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
480 Notes to Quarterly Report
As of July 31, 2019, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed
Notional of Futures Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019
Equity Income Fund $ 8,654,400 $ 2,506,225 $ 7,157,520
Sustainable Equity Fund 270,450 — —
U.S. Dynamic Equity Fund 9,330,525 3,538,200 3,131,415
U.S. Strategic Equity Fund 32,454,000 28,747,875 15,806,190
U.S. Small Cap Equity Fund 61,208,160 12,275,340 57,155,375
International Developed Markets Fund 577,112,501 709,140,451 642,295,815
Global Equity Fund 357,753,232 273,165,493 222,358,783
Emerging Markets Fund 184,717,672 193,052,588 217,200,680
Tax-Managed U.S. Mid & Small Cap Fund — 7,301,580 —
Tax-Managed International Equity Fund 341,139,154 381,323,682 478,208,363
Tax-Managed Real Assets Fund — — 20,428,755
Opportunistic Credit Fund 150,924,304 206,951,064 234,572,064
Unconstrained Total Return Fund 224,028,412 213,442,575 223,258,075
Strategic Bond Fund 3,125,667,295 3,122,475,863 3,135,648,336
Investment Grade Bond Fund 520,819,407 470,784,637 509,740,595
Short Duration Bond Fund 180,303,405 186,893,020 235,790,084
Tax-Exempt High Yield Bond Fund 19,350,063 19,540,156 20,132,656
Tax-Exempt Bond Fund 82,666,406 83,478,516 86,009,766
Commodity Strategies Fund 507,386,046 479,401,682 420,367,588
Global Infrastructure Fund 20,311,837 27,585,724 21,151,527
Global Real Estate Securities Fund 31,550,594 34,970,267 37,118,221
Multi-Strategy Income Fund 1,119,363,615 1,009,775,486 1,131,078,605
Multi-Asset Growth Strategy Fund 2,763,435,712 2,302,618,059 2,266,752,931
Strategic Call Overwriting Fund 2,028,375 4,275,325 3,280,530
Multifactor U.S. Equity Fund 270,450 16,216,750 6,710,175
Multifactor International Equity Fund 182,114,296 170,230,228 173,864,539
Cash Collateral for Futures Due to Broker
Sustainable Equity Fund $ — $ 1,500,000
Emerging Markets Fund 9,730,068 —
Opportunistic Credit Fund 3,602,806 —
Strategic Bond Fund 20,901,844 —
Commodity Strategies Fund 3,165,000 —
Global Real Estate Securities Fund 1,786,000 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 481
or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of
Cash Collateral for Swaps Due to Broker
Emerging Markets Fund $ — $ 150,000
Opportunistic Credit Fund 2,433,773 510,000
Strategic Bond Fund 7,058,803 10,000
Short Duration Bond Fund 560,000 —
Commodity Strategies Fund 5,360,042 280,000
Multi-Strategy Income Fund 1,121,929,561 1,190,000
Multi-Asset Growth Strategy Fund 677,694,945 3,537,642

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
482 Notes to Quarterly Report
protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 483
assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended July 31, 2019, the Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Opportunistic Credit Fund $ 19,207,992 $ 37,864,802 $ 43,370,000
Unconstrained Total Return Fund 88,425,000 89,140,000 83,698,000
Strategic Bond Fund 291,052,768 174,154,800 202,784,450
Short Duration Bond Fund 13,912,800 12,996,550 10,350,150
Multi-Strategy Income Fund 183,470,566 198,923,305 170,080,000
Multi-Asset Growth Strategy Fund 212,459,394 149,462,959 144,343,000
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
484 Notes to Quarterly Report
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2019, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended July 31, 2019, the Funds did not enter into any currency swaps.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Unconstrained Total Return Fund 1,174,472,100 352,430,000 474,343,800
Strategic Bond Fund 415,607,138 479,579,545 6,193,814,000
Tax-Exempt High Yield Bond Fund 28,710,000 30,750,000 29,800,000
Tax-Exempt Bond Fund 19,880,000 23,900,000 23,030,000
Multi-Strategy Income Fund 3,109,455,145 690,593,960 1,809,257,600
Multi-Asset Growth Strategy Fund 4,775,318,317 1,329,586,361 2,669,899,900
Funds Strategies
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Emerging Markets Fund 15,472,736 25,576,477 19,201,476
Unconstrained Total Return Fund 26,818,050 26,090,539 25,047,050
Commodity Strategies Fund 564,605,477 536,230,137 431,755,232
Multi-Strategy Income Fund 55,804,690 105,400,212 105,995,582
Multi-Asset Growth Strategy Fund 160,148,983 206,517,119 208,010,641

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 485
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
486 Notes to Quarterly Report
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). Each of the Sustainable Equity Fund, U.S. Dynamic
Equity Fund, and U.S. Small Cap Fund may also engage in short sale transactions that are effected through State Street and may deliver cash received in connection with its reciprocal lending activity to State Street as collateral to secure the short sale transactions. Participation in this program may subject each Fund to a heightened risk that State Street would fail to return the
Fund’s cash collateral.
As of July 31, 2019, the market value of securities on loan through the reciprocal lending program were as follows:
As of July 31, 2019, the Sustainable Equity Fund held $50,323,899, the U.S. Dynamic Equity Fund held $10,392,407, and the U.S.
Small Cap Equity Fund held $88,116,077 as collateral for short sales.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid
Amount
Sustainable Equity Fund
$ 33,745,002
U.S. Dynamic Equity Fund
6,827,305
U.S. Small Cap Equity Fund
65,327,168

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 487
fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
488 Notes to Quarterly Report
be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 489
not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of July 31, 2019, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
490 Notes to Quarterly Report
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund,
Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2019, net assets of the Commodity
Strategies Fund were $517,312,126 of which $104,061,401 or approximately 20.1%, represents the Fund’s ownership of the shares its Subsidiary, and the net assets Multi-Asset Growth Strategy Fund were $2,089,408,544 of which $106,550,480 or approximately
5.1%, represents the Fund’s ownership of the shares of its Subsidiary.
The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
As of July 31, 2019, the market values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the Consolidated
Schedule of investments were as follows:
As of July 31, 2019, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
Investment Transactions
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of July 31, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Federal Home Loan Bank Discount Notes $ 27,359,413
U.S. Cash Management Fund $ 27,359,413
United States Treasury Bills $ 23,707,785
U.S. Cash Management Fund $ 96,024,457

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 491
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2019, the Funds had invested
$1,508,452,421 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $330,865,924 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At July 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Equity Income
Fund
Sustainable
Equity Fund
U.S. Dynamic
Equity Fund
Cost of Investments
$ 244,548,921 $ 356,250,411 $ 97,387,693
Unrealized Appreciation
$ 76,595,880 $ 115,398,718 $ 20,823,589
Unrealized Depreciation
(8,272,089) (13,914,411) (5,100,338)
Net Unrealized Appreciation (Depreciation)
$ 68,323,791 $ 101,484,307 $ 15,723,251
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 2,330,792,481 $ 1,537,356,253 $ 2,366,842,227
Unrealized Appreciation
$ 306,536,523 $ 223,205,438 $ 244,973,386
Unrealized Depreciation
(46,705,398) (76,138,651) (367,862,204)
Net Unrealized Appreciation (Depreciation)
$ 259,831,125 $ 147,066,787 $ (122,888,818)
Global Equity
Fund
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Cost of Investments
$ 1,257,746,273 $ 1,543,077,103 $ 2,243,972,418
Unrealized Appreciation
$ 363,129,202 $ 236,366,994 $ 1,213,235,254
Unrealized Depreciation
(66,688,783) (78,023,792) (9,815,929)
Net Unrealized Appreciation (Depreciation)
$ 296,440,419 $ 158,343,202 $ 1,203,419,325
Tax-Managed
U.S. Mid & Small
Cap Fund
Tax-Managed
International
Equity Fund
Tax-Managed
Real Assets
Fund
Cost of Investments
$ 541,633,555 $ 1,414,867,374 $ 382,288,704
Unrealized Appreciation
$ 246,277,105 $ 220,524,874 $ 4,582,321
Unrealized Depreciation
(6,525,873) (36,832,330) (8,502,481)
Net Unrealized Appreciation (Depreciation)
$ 239,751,232 $ 183,692,544 $ (3,920,160)
Opportunistic
Credit Fund
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Cost of Investments
$ 574,909,533 $ 705,937,841 $ 4,078,786,845
Unrealized Appreciation
$ 23,891,657 $ 62,121,189 $ 144,665,258

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
492 Notes to Quarterly Report
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. As of July 31, 2019, there was $230,676 in unfunded loan commitments held by the Funds.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the Quarterly Report was issued and noted no events have occurred that require disclosure.
Opportunistic
Credit Fund
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Unrealized Depreciation
(43,798,677) (60,269,049) (42,895,640)
Net Unrealized Appreciation (Depreciation)
$ (19,907,020) $ 1,852,140 $ 101,769,618
Investment
Grade Bond
Fund
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Cost of Investments
$ 895,014,890 $ 528,789,132 $ 821,141,002
Unrealized Appreciation
$ 29,759,538 $ 4,825,983 $ 60,404,663
Unrealized Depreciation
(4,215,706) (1,599,430) (9,092,016)
Net Unrealized Appreciation (Depreciation)
$ 25,543,832 $ 3,226,553 $ 51,312,647
Tax-Exempt
Bond Fund
Commodity
Strategies Fund
Global
Infrastructure
Fund
Cost of Investments
$ 2,658,651,366 $ 626,297,945 $ 385,343,623
Unrealized Appreciation
$ 128,454,400 $ 916,484 $ 71,859,563
Unrealized Depreciation
(9,301,272) (23,107,890) (6,518,512)
Net Unrealized Appreciation (Depreciation)
$ 119,153,128 $ (22,191,406) $ 65,341,051
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Multi-Asset
Growth Strategy
Fund
Cost of Investments
$ 772,157,578 $ 1,253,656,120 $ 2,286,469,369
Unrealized Appreciation
$ 116,291,410 $ 129,269,292 $ 96,974,559
Unrealized Depreciation
(14,664,890) (132,014,898) (69,714,974)
Net Unrealized Appreciation (Depreciation)
$ 101,626,520 $ (2,745,606) $ 27,259,585
Strategic Call
Overwriting
Fund
Multifactor U.S.
Equity Fund
Multifactor
International
Equity Fund
Cost of Investments
$ 50,083,959 $ 469,428,573 $ 728,494,878
Unrealized Appreciation
$ 48,829,959 $ 160,562,154 $ 55,761,112
Unrealized Depreciation
(971,757) (15,445,484) (61,988,088)
Net Unrealized Appreciation (Depreciation)
$ 47,858,202 $ 145,116,670 $ (6,226,976)

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com